UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. The initial submission of the Certified Shareholder Report on Form N-CSR (accession #0001193125-23-286423) provides the information required by Item 1 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission provides the information required by Item 1 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initial submission. Apart from Items 1 and 6, this submission is identical in all material respects to the initial submission.

Item 1.	Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the previously filed companion submission on Form N-CSR:

•	PIMCO Funds—PIMCO Global Core Asset Allocation Fund
•	PIMCO Funds—Bond Funds
•	PIMCO Funds—Credit Bond Funds
•	PIMCO Funds—Fundamental Index Funds
•	PIMCO Funds—International Bond Funds
•	PIMCO Funds—Municipal Value Funds
•	PIMCO Funds—PIMCO All Asset Fund and PIMCO All Asset All Authority Fund
•	PIMCO Funds—PIMCO Climate Bond Fund
•	PIMCO Funds—PIMCO CommoditiesPLUS® Strategy Fund
•	PIMCO Funds—PIMCO CommodityRealReturn Strategy Fund®
•	PIMCO Funds—PIMCO Emerging Markets Local Currency and Bond Fund
•	PIMCO Funds—PIMCO High Yield Fund
•	PIMCO Funds—PIMCO Income Fund

Filed under this submission on Form N-CSR:

•	PIMCO Funds—PIMCO International Bond Fund (U.S. Dollar-Hedged)
•	PIMCO Funds—PIMCO Investment Grade Credit Bond Fund
•	PIMCO Funds—PIMCO Low Duration Fund
•	PIMCO Funds—PIMCO Real Return Fund
•	PIMCO Funds—PIMCO Short-Term Fund
•	PIMCO Funds—PIMCO Total Return Fund
•	PIMCO Funds—PIMCO TRENDS Managed Futures Strategy Fund
•	PIMCO Funds—Private Account Portfolio Series – Sector Funds Series - I
•	PIMCO Funds—Private Account Portfolio Series
•	PIMCO Funds—Private Account Portfolio Series – All Asset Funds
•	PIMCO Funds—Real Return Strategy Funds
•	PIMCO Funds—Short Duration Strategy Funds
•	PIMCO Funds—StocksPLUS® Funds
•	PIMCO Funds—Tax-Efficient Strategy Funds

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO International Bond Fund (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	04/27/18	01/28/97	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

6	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class	0.45%	4.22%	1.00%	2.99%	6.13%
PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2	0.40%	4.12%	0.90%	2.88%	6.03%
PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3	0.37%	4.07%	0.85%	2.83%	5.97%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class	0.32%	3.96%	0.75%	2.73%	5.87%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A	0.25%	3.81%	0.59%	2.58%	5.68%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	(3.51)%	(0.09)%	(0.17)%	2.19%	5.55%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C	(0.13)%	3.04%	(0.16)%	1.81%	4.89%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	(1.11)%	2.04%	(0.16)%	1.81%	4.89%
PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R	0.12%	3.55%	0.34%	2.32%	5.41%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	(0.05)%	2.99%	0.83%	2.30%	4.98♦
Lipper International Income Funds Average	(2.63)%	4.73%	(1.47)%	(0.52)%	3.59♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 11/30/1992.

* Cumulative return.

The Bloomberg Global Aggregate ex-USD (USD Hedged) Index was first published on January 1, 1998. For periods prior to January 1, 1998, information is based on performance of the Fund’s prior primary benchmark, the JPMorgan GBI Global ex-US Index Hedged in USD.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.63% for Institutional Class shares, 0.73% for I-2 shares, 0.83% for I-3 shares, 0.88% for Administrative Class shares, 1.03% for Class A shares, 1.78% for Class C shares, and 1.28% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Institutional Class - PFORX	I-2 - PFBPX	I-3 - PFONX	Administrative Class - PFRAX
Class A - PFOAX	Class C - PFOCX	Class R - PFRRX

Geographic Breakdown as of September 30, 2023†§

United States	39.5%
Short-Term Instruments‡	29.0%
Japan	5.2%
United Kingdom	3.9%
China	3.4%
Denmark	3.3%
Cayman Islands	3.1%
South Korea	2.9%
France	1.5%
Ireland	1.0%
Other	7.2%

†	% of Investments, at value.
§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO International Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments. The Fund will invest under normal circumstances in Fixed Income Instruments that are economically tied to at least three non-U.S. countries. The Fund’s investments in Fixed Income Instruments may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the front-end of the U.S. yield curve contributed to relative performance, as yields rose.

»	Long exposure to non-agency mortgage-backed securities contributed to relative performance, as spreads tightened.

»	Curve positioning and instrument selection within European interest rate strategies contributed to relative performance, as the yield curve steepened and interest rate swap spreads tightened.
»	Overweight exposure to duration in select dollar bloc countries, including Australia, New Zealand, and Canada, detracted from relative performance, as yields rose.

»	Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Underweight exposure to duration in China detracted from relative performance, as yields fell.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO International Bond Fund (U.S. Dollar-Hedged)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,004.50	$3.60	$1,000.00	$1,021.34	$3.63	0.72%
I-2	1,000.00	1,004.00	4.10	1,000.00	1,020.84	4.13	0.82
I-3	1,000.00	1,003.70	4.35	1,000.00	1,020.59	4.38	0.87
Administrative Class	1,000.00	1,003.20	4.84	1,000.00	1,020.09	4.89	0.97
Class A	1,000.00	1,002.50	5.59	1,000.00	1,019.35	5.64	1.12
Class C	1,000.00	998.70	9.32	1,000.00	1,015.61	9.40	1.87
Class R	1,000.00	1,001.20	6.84	1,000.00	1,018.10	6.89	1.37

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Benchmark Description

Index*	Benchmark Description

Bloomberg Global Aggregate ex-USD (USD Hedged) Index	Bloomberg Global Aggregate ex-USD (USD Hedged) Index provides a broad-based measure of the global investment-grade fixed income markets. The major components of this index are the Pan-European Aggregate and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds and Canadian Government securities. The index launched on 1/1/1998. The index performance shown prior to that date is calculated using the JPMorgan GBI Global ex-US Index Hedged in USD, which was the Fund’s primary benchmark index from the Fund’s inception until 12/1/2015.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO International Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2023 - 09/30/2023+	$9.50	$0.12	$(0.08)	$0.04	$(0.15)	$0.00	$(0.15)

03/31/2023	10.30	0.22	(0.60)	(0.38)	(0.25)	(0.17)	(0.42)

03/31/2022	10.90	0.21	(0.64)	(0.43)	(0.17)	0.00	(0.17)

03/31/2021	10.45	0.20	0.51	0.71	(0.26)	0.00	(0.26)

03/31/2020	10.90	0.24	0.01	0.25	(0.67)	(0.03)	(0.70)

03/31/2019	10.78	0.23	0.22	0.45	(0.30)	(0.03)	(0.33)

I-2

04/01/2023 - 09/30/2023+	9.50	0.12	(0.08)	0.04	(0.15)	0.00	(0.15)

03/31/2023	10.30	0.21	(0.60)	(0.39)	(0.24)	(0.17)	(0.41)

03/31/2022	10.90	0.20	(0.65)	(0.45)	(0.15)	0.00	(0.15)

03/31/2021	10.45	0.19	0.51	0.70	(0.25)	0.00	(0.25)

03/31/2020	10.90	0.23	0.01	0.24	(0.66)	(0.03)	(0.69)

03/31/2019	10.78	0.22	0.22	0.44	(0.29)	(0.03)	(0.32)

I-3

04/01/2023 - 09/30/2023+	9.50	0.12	(0.08)	0.04	(0.15)	0.00	(0.15)

03/31/2023	10.30	0.20	(0.60)	(0.40)	(0.23)	(0.17)	(0.40)

03/31/2022	10.90	0.19	(0.64)	(0.45)	(0.15)	0.00	(0.15)

03/31/2021	10.45	0.19	0.50	0.69	(0.24)	0.00	(0.24)

03/31/2020	10.90	0.22	0.02	0.24	(0.66)	(0.03)	(0.69)

04/27/2018 - 03/31/2019	10.75	0.20	0.25	0.45	(0.27)	(0.03)	(0.30)

Administrative Class

04/01/2023 - 09/30/2023+	9.50	0.11	(0.08)	0.03	(0.14)	0.00	(0.14)

03/31/2023	10.30	0.19	(0.60)	(0.41)	(0.22)	(0.17)	(0.39)

03/31/2022	10.90	0.18	(0.64)	(0.46)	(0.14)	0.00	(0.14)

03/31/2021	10.45	0.18	0.50	0.68	(0.23)	0.00	(0.23)

03/31/2020	10.90	0.21	0.02	0.23	(0.65)	(0.03)	(0.68)

03/31/2019	10.78	0.20	0.22	0.42	(0.27)	(0.03)	(0.30)

12	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.39	0.45%	$8,946,824	0.72	%*	0.72	%*	0.50	%*	0.50	%*	2.59	%*	338%

9.50	(3.68)	8,131,472	0.63		0.63		0.50		0.50		2.26		446

10.30	(4.04)	7,924,193	0.51		0.51		0.50		0.50		1.92		334

10.90	6.79	8,358,457	0.52		0.52		0.50		0.50		1.87		520

10.45	2.22	7,276,178	0.60		0.60		0.50		0.50		2.18		333

10.90	4.25	7,004,484	0.55		0.55		0.50		0.50		2.15		202

9.39	0.40	3,608,561	0.82	*	0.82	*	0.60	*	0.60	*	2.49	*	338

9.50	(3.78)	3,512,183	0.73		0.73		0.60		0.60		2.15		446

10.30	(4.14)	3,208,025	0.61		0.61		0.60		0.60		1.82		334

10.90	6.68	3,086,917	0.62		0.62		0.60		0.60		1.77		520

10.45	2.12	2,323,448	0.70		0.70		0.60		0.60		2.08		333

10.90	4.15	2,235,345	0.65		0.65		0.60		0.60		2.05		202

9.39	0.37	118,764	0.87	*	0.92	*	0.65	*	0.70	*	2.44	*	338

9.50	(3.83)	109,771	0.78		0.83		0.65		0.70		2.08		446

10.30	(4.19)	143,648	0.66		0.71		0.65		0.70		1.77		334

10.90	6.63	193,552	0.67		0.72		0.65		0.70		1.72		520

10.45	2.08	87,917	0.75		0.80		0.65		0.70		1.99		333

10.90	4.27	44,144	0.70	*	0.75	*	0.65	*	0.70	*	2.05	*	202

9.39	0.32	72,841	0.97	*	0.97	*	0.75	*	0.75	*	2.34	*	338

9.50	(3.92)	79,193	0.88		0.88		0.75		0.75		1.99		446

10.30	(4.28)	98,955	0.76		0.76		0.75		0.75		1.67		334

10.90	6.52	142,953	0.77		0.77		0.75		0.75		1.62		520

10.45	1.97	118,743	0.85		0.85		0.75		0.75		1.93		333

10.90	3.99	105,489	0.80		0.80		0.75		0.75		1.90		202

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Class A

04/01/2023 - 09/30/2023+	$9.50	$0.10	$(0.08)	$0.02	$(0.13)	$0.00	$(0.13)

03/31/2023	10.30	0.18	(0.60)	(0.42)	(0.21)	(0.17)	(0.38)

03/31/2022	10.90	0.16	(0.64)	(0.48)	(0.12)	0.00	(0.12)

03/31/2021	10.45	0.16	0.50	0.66	(0.21)	0.00	(0.21)

03/31/2020	10.90	0.20	0.01	0.21	(0.63)	(0.03)	(0.66)

03/31/2019	10.78	0.19	0.22	0.41	(0.26)	(0.03)	(0.29)

Class C

04/01/2023 - 09/30/2023+	9.50	0.07	(0.08)	(0.01)	(0.10)	0.00	(0.10)

03/31/2023	10.30	0.11	(0.61)	(0.50)	(0.13)	(0.17)	(0.30)

03/31/2022	10.90	0.08	(0.64)	(0.56)	(0.04)	0.00	(0.04)

03/31/2021	10.45	0.08	0.50	0.58	(0.13)	0.00	(0.13)

03/31/2020	10.90	0.11	0.02	0.13	(0.55)	(0.03)	(0.58)

03/31/2019	10.78	0.11	0.22	0.33	(0.18)	(0.03)	(0.21)

Class R

04/01/2023 - 09/30/2023+	9.50	0.09	(0.08)	0.01	(0.12)	0.00	(0.12)

03/31/2023	10.30	0.16	(0.61)	(0.45)	(0.18)	(0.17)	(0.35)

03/31/2022	10.90	0.14	(0.64)	(0.50)	(0.10)	0.00	(0.10)

03/31/2021	10.45	0.13	0.51	0.64	(0.19)	0.00	(0.19)

03/31/2020	10.90	0.17	0.01	0.18	(0.60)	(0.03)	(0.63)

03/31/2019	10.78	0.16	0.22	0.38	(0.23)	(0.03)	(0.26)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.39	0.25%	$619,637	1.12	%*	1.12	%*	0.90	%*	0.90	%*	2.19	%*	338%

9.50	(4.07)	670,583	1.03		1.03		0.90		0.90		1.84		446

10.30	(4.43)	863,436	0.91		0.91		0.90		0.90		1.52		334

10.90	6.36	1,067,670	0.92		0.92		0.90		0.90		1.47		520

10.45	1.81	1,016,466	1.00		1.00		0.90		0.90		1.79		333

10.90	3.84	1,307,657	0.95		0.95		0.90		0.90		1.75		202

9.39	(0.13)	24,719	1.87	*	1.87	*	1.65	*	1.65	*	1.44	*	338

9.50	(4.79)	28,700	1.78		1.78		1.65		1.65		1.08		446

10.30	(5.14)	43,591	1.66		1.66		1.65		1.65		0.76		334

10.90	5.57	64,114	1.67		1.67		1.65		1.65		0.72		520

10.45	1.06	69,590	1.75		1.75		1.65		1.65		1.04		333

10.90	3.07	74,219	1.70		1.70		1.65		1.65		1.00		202

9.39	0.12	53,659	1.37	*	1.37	*	1.15	*	1.15	*	1.94	*	338

9.50	(4.31)	54,401	1.28		1.28		1.15		1.15		1.59		446

10.30	(4.66)	67,742	1.16		1.16		1.15		1.15		1.27		334

10.90	6.10	72,152	1.17		1.17		1.15		1.15		1.22		520

10.45	1.56	66,882	1.25		1.25		1.15		1.15		1.54		333

10.90	3.58	67,237	1.20		1.20		1.15		1.15		1.50		202

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statement of Assets and Liabilities PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$15,339,373
Investments in Affiliates	1,936,080

Financial Derivative Instruments
Exchange-traded or centrally cleared	36,404
Over the counter	350,555
Cash	1
Deposits with counterparty	15,571
Foreign currency, at value	38,128
Receivable for investments sold	274,385
Receivable for investments sold on a delayed-delivery basis	2,586
Receivable for TBA investments sold	4,561,110
Receivable for Fund shares sold	28,539
Interest and/or dividends receivable	62,516
Dividends receivable from Affiliates	9,730
Reimbursement receivable from PIMCO	5

Total Assets	22,654,983

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$312
Payable for short sales	1,282,374

Financial Derivative Instruments
Exchange-traded or centrally cleared	52,339
Over the counter	69,879
Payable for investments purchased	318,393
Payable for investments in Affiliates purchased	9,730
Payable for TBA investments purchased	7,138,376
Deposits from counterparty	298,718
Payable for Fund shares redeemed	23,074
Distributions payable	10,456
Accrued investment advisory fees	2,859
Accrued supervisory and administrative fees	3,276
Accrued distribution fees	43
Accrued servicing fees	149

Total Liabilities	9,209,978

Net Assets	$13,445,005

Net Assets Consist of:
Paid in capital	$15,024,329
Distributable earnings (accumulated loss)	(1,579,324)

Net Assets	$13,445,005

Cost of investments in securities	$16,877,693
Cost of investments in Affiliates	$1,955,301
Cost of foreign currency held	$36,823
Proceeds received on short sales	$1,313,014
Cost or premiums of financial derivative instruments, net	$109,582

* Includes repurchase agreements of:	$34,095

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$8,946,824
I-2	3,608,561
I-3	118,764
Administrative Class	72,841
Class A	619,637
Class C	24,719
Class R	53,659

Shares Issued and Outstanding:

Institutional Class	952,778
I-2	384,286
I-3	12,648
Administrative Class	7,757
Class A	65,987
Class C	2,632
Class R	5,714

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.39
I-2	9.39
I-3	9.39
Administrative Class	9.39
Class A	9.39
Class C	9.39
Class R	9.39

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Statement of Operations PIMCO International Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$166,842
Dividends from Investments in Affiliates	49,725
Miscellaneous income	1,375
Total Income	217,942

Expenses:

Investment advisory fees	16,401
Supervisory and administrative fees	18,828
Distribution and/or servicing fees - Administrative Class	93
Distribution and/or servicing fees - Class A	789
Distribution and/or servicing fees - Class C	133
Distribution and/or servicing fees - Class R	135
Trustee fees	34
Interest expense	14,499
Miscellaneous expense	14
Total Expenses	50,926
Waiver and/or Reimbursement by PIMCO	(28)
Net Expenses	50,898

Net Investment Income (Loss)	167,044

Net Realized Gain (Loss):

Investments in securities	(389,645)
Investments in Affiliates	244
Exchange-traded or centrally cleared financial derivative instruments	9,680
Over the counter financial derivative instruments	493,546
Short sales	(92)
Foreign currency	(18,635)

Net Realized Gain (Loss)	95,098

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(438,855)
Investments in Affiliates	5,221
Exchange-traded or centrally cleared financial derivative instruments	(7,880)
Over the counter financial derivative instruments	240,524
Foreign currency assets and liabilities	(4,201)

Net Change in Unrealized Appreciation (Depreciation)	(205,191)

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,951

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$167,044	$256,724
Net realized gain (loss)	95,098	5,082
Net change in unrealized appreciation (depreciation)	(205,191)	(719,409)

Net Increase (Decrease) in Net Assets Resulting from Operations	56,951	(457,603)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(140,824)	(335,948)
I-2	(56,039)	(122,707)
I-3	(1,752)	(4,871)
Administrative Class	(1,108)	(3,272)
Class A	(8,952)	(27,236)
Class C	(276)	(1,009)
Class R	(701)	(2,076)

Total Distributions(a)	(209,652)	(497,119)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	1,011,403	1,191,435

Total Increase (Decrease) in Net Assets	858,702	236,713

Net Assets:

Beginning of period	12,586,303	12,349,590
End of period	$13,445,005	$12,586,303

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 114.1%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Government International Bond
0.750% due 07/09/2030 þ		$4,830	$1,387
1.000% due 07/09/2029		126	35
3.500% due 07/09/2041 þ		920	239

Total Argentina (Cost $3,534)			1,661

AUSTRALIA 1.3%

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

RESIMAC Bastille Trust
6.373% due 09/05/2057 •		$1,155	1,155

RESIMAC Premier
6.492% due 02/07/2052 •		964	963

			2,118

SOVEREIGN ISSUES 1.3%

Australia Government International Bond
0.500% due 09/21/2026	AUD	145,600	84,346
1.000% due 11/21/2031		23,500	11,622
1.250% due 05/21/2032		7,800	3,880
1.750% due 06/21/2051		8,800	2,999
2.500% due 05/21/2030		15,800	9,124
4.500% due 04/21/2033		89,800	57,900

			169,871

Total Australia (Cost $208,096)			171,989

BELGIUM 0.1%

CORPORATE BONDS & NOTES 0.1%

KBC Group NV
5.796% due 01/19/2029 •		$8,000	7,819

Total Belgium (Cost $8,000)			7,819

BRAZIL 0.4%

SOVEREIGN ISSUES 0.4%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	301,200	58,254

Total Brazil (Cost $59,576)			58,254

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CANADA 0.3%

CORPORATE BONDS & NOTES 0.1%

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,000	$8,700

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	7,985	5,365
2.867% due 02/12/2055 ~		16,700	10,287
3.650% due 08/12/2053		5,799	3,981

			19,633

SOVEREIGN ISSUES 0.1%

Canada Government Bond
1.750% due 12/01/2053		20,660	9,613

Canada Government Real Return Bond
1.500% due 12/01/2044 (g)		12,309	8,015

			17,628

Total Canada (Cost $54,824)			45,961

CAYMAN ISLANDS 4.0%

ASSET-BACKED SECURITIES 3.8%

ACAS CLO Ltd.
6.462% due 10/18/2028 •		$17,975	17,920

ACREC Ltd.
6.595% due 10/16/2036 •		14,113	13,893

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		16,757	16,736
6.747% due 07/22/2032 •		8,250	8,196

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		8,413	8,433

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		31,200	30,858
6.797% due 11/15/2036 •		30,600	30,208

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		8,785	8,771
6.588% due 07/20/2029 •		1,580	1,580
6.600% due 01/17/2032 •		5,700	5,685
6.650% due 07/15/2032 •		6,500	6,480

Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •		23,413	23,335

Crestline Denali CLO Ltd.
6.747% due 10/23/2031 •		9,753	9,724

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		21,667	21,635

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		11,774	11,747

20	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GPMT Ltd.
6.695% due 07/16/2035 •	$8,588	$8,456

KKR CLO Ltd.
6.520% due 07/15/2030 •	9,113	9,074

LCM Ltd.
6.426% due 07/20/2030 •	14,215	14,247

LoanCore Issuer Ltd.
6.747% due 11/15/2038 •	29,800	28,918
6.863% due 01/17/2037 •	11,600	11,412

Madison Park Funding Ltd.
6.733% due 04/25/2032 •	7,200	7,181

Marble Point CLO Ltd.
6.610% due 10/15/2030 •	8,719	8,705

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •	5,109	5,066

MidOcean Credit CLO
6.691% due 02/20/2031 •	10,611	10,605

MKS CLO Ltd.
6.588% due 07/20/2030 •	5,996	5,989

OSD CLO Ltd.
6.440% due 04/17/2031 •	10,358	10,304

OZLM Ltd.
6.748% due 07/20/2032 •	15,500	15,293

Romark CLO Ltd.
6.637% due 10/23/2030 •	16,427	16,369

Sound Point CLO Ltd.
6.507% due 01/23/2029 •	6,467	6,464
6.638% due 10/20/2028 •	1,871	1,873
6.798% due 07/20/2032 •	15,350	15,140

Starwood Mortgage Trust
6.663% due 11/15/2038 •	21,900	21,381

Symphony CLO Ltd.
6.450% due 04/15/2028 •	706	707

TCW CLO Ltd.
6.583% due 04/25/2031 •	24,047	23,991

Venture CLO Ltd.
6.450% due 04/15/2027 •	1,742	1,742
6.488% due 10/20/2028 •	6,886	6,879
6.578% due 07/20/2030 •	18,208	18,134
6.680% due 08/28/2029 •	5,793	5,796

Vibrant CLO Ltd.
6.628% due 09/15/2030 •	7,340	7,333
6.708% due 07/20/2032 •	8,800	8,741

Voya CLO Ltd.
6.570% due 10/15/2030 •	9,092	9,069

Wellfleet CLO Ltd.
6.478% due 07/20/2029 •	3,602	3,600

Wind River CLO Ltd.
6.650% due 07/15/2031 •	9,550	9,495

		507,165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.1%

MGM China Holdings Ltd.
4.750% due 02/01/2027		$3,400	$3,055

Sands China Ltd.
5.375% due 08/08/2025		4,100	3,975
5.650% due 08/08/2028		9,200	8,666

			15,696

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		9,700	9,728

Total Cayman Islands (Cost $537,235)			532,589

CHINA 4.3%

SOVEREIGN ISSUES 4.3%

China Government International Bond
2.370% due 01/20/2027	CNY	13,600	1,857
2.440% due 10/15/2027		3,105,330	424,116
2.680% due 05/21/2030		224,100	30,689
3.010% due 05/13/2028		79,300	11,109
3.190% due 04/15/2053		54,980	7,829
3.280% due 12/03/2027		500	71
3.530% due 10/18/2051		707,500	105,554

Total China (Cost $625,392)			581,225

DENMARK 4.2%

CORPORATE BONDS & NOTES 4.2%

DLR Kredit AS
1.000% due 10/01/2024	DKK	134,400	18,552

Jyske Realkredit AS
1.000% due 10/01/2023		180,000	25,516
1.000% due 04/01/2024		102,600	14,353
1.000% due 10/01/2024		551,200	76,104

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.000% due 10/01/2050	DKK	924,542	$88,677
1.500% due 10/01/2053		82,526	8,262

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		539,443	50,467
1.500% due 10/01/2053		45,820	4,791

Nykredit Realkredit AS
1.000% due 04/01/2024		328,800	45,988
1.000% due 10/01/2050		753,017	73,817
1.000% due 10/01/2053		28,718	2,826
1.500% due 10/01/2053		254,132	25,883

Realkredit Danmark AS
1.000% due 04/01/2024		713,700	99,934
1.000% due 10/01/2050		252,084	25,126
1.000% due 10/01/2053		12,206	1,201
1.500% due 10/01/2053		65,207	6,616

Total Denmark (Cost $723,805)			568,113

FRANCE 2.0%

CORPORATE BONDS & NOTES 0.6%

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026		$24,800	24,674

Societe Generale SA
1.488% due 12/14/2026 •		49,200	43,944
2.797% due 01/19/2028 •		7,400	6,581
3.337% due 01/21/2033 •		7,800	6,058

			81,257

SOVEREIGN ISSUES 1.4%

France Government International Bond
0.500% due 05/25/2072	EUR	19,400	6,438
0.750% due 05/25/2052		110,850	55,361
2.000% due 05/25/2048		117,900	88,993
3.250% due 05/25/2045		38,900	37,878

			188,670

Total France (Cost $416,236)			269,927

GERMANY 1.2%

CORPORATE BONDS & NOTES 1.2%

Deutsche Bank AG
0.898% due 05/28/2024 (j)		$8,700	8,398
1.000% due 11/19/2025 •	EUR	200	202
1.625% due 01/20/2027		42,200	40,052
1.750% due 11/19/2030 •		4,400	3,695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.129% due 11/24/2026 •(j)		$10,600	$9,590
2.552% due 01/07/2028 •		22,600	19,733
2.625% due 12/16/2024	GBP	5,100	5,924
2.625% due 02/12/2026	EUR	18,800	19,027
3.035% due 05/28/2032 •(j)		$9,900	7,583
3.547% due 09/18/2031 •		9,700	7,826
3.729% due 01/14/2032 •(j)		4,200	3,129
3.961% due 11/26/2025 •		29,550	28,551

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (c)		500	465

Landwirtschaftliche Rentenbank
5.375% due 04/23/2024	NZD	15,000	8,962

Schaeffler AG
3.375% due 10/12/2028	EUR	3,000	2,872

Total Germany (Cost $198,245)			166,009

HUNGARY 0.1%

SOVEREIGN ISSUES 0.1%

Hungary Government International Bond
6.250% due 09/22/2032		$17,400	16,999
7.625% due 03/29/2041		600	630

Total Hungary (Cost $17,979)			17,629

IRELAND 1.4%

ASSET-BACKED SECURITIES 1.2%

Accunia European CLO DAC
4.613% due 07/15/2030 •	EUR	4,266	4,481

Armada Euro CLO DAC
4.383% due 07/15/2031 •		14,987	15,633

Aurium CLO DAC
4.333% due 04/16/2030 •		7,432	7,773

Blackrock European CLO DAC
4.283% due 10/15/2031 •		7,000	7,278

BNPP AM Euro CLO DAC
4.313% due 10/15/2031 •		1,872	1,944

Cairn CLO DAC
4.314% due 04/30/2031 •		11,815	12,339
4.384% due 01/31/2030 •		3,434	3,589

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •		18,906	19,609

CVC Cordatus Loan Fund DAC
4.296% due 07/21/2030 •		6,886	7,205
4.313% due 10/15/2031 •		15,645	16,272
4.475% due 09/15/2031 •		6,381	6,630

22	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	9,980	$10,348

Jubilee CLO DAC
4.273% due 04/15/2030 •		11,000	11,482
4.313% due 04/15/2031 •		8,700	9,021

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •		3,420	3,594
4.533% due 01/15/2030 •		3,479	3,663
4.535% due 12/15/2031 •		15,452	15,977

			156,838

CORPORATE BONDS & NOTES 0.2%

AerCap Ireland Capital DAC
1.150% due 10/29/2023		$6,900	6,874
1.650% due 10/29/2024		5,500	5,234
1.750% due 10/29/2024		5,000	4,769
2.450% due 10/29/2026		3,600	3,226

			20,103

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

European Loan Conduit DAC
4.799% due 02/17/2030 •	EUR	2,580	2,668

Shamrock Residential DAC
4.719% due 01/24/2061 •		1,996	2,099

			4,767

Total Ireland (Cost $205,307)			181,708

ISRAEL 0.3%

SOVEREIGN ISSUES 0.3%

Israel Government International Bond
2.000% due 03/31/2027	ILS	111,200	26,994
4.500% due 01/17/2033		$11,200	10,482

Total Israel (Cost $45,181)			37,476

ITALY 0.6%

CORPORATE BONDS & NOTES 0.4%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	14,138
2.625% due 04/28/2025		8,000	7,943
3.625% due 09/24/2024		1,500	1,546

Intesa Sanpaolo SpA
8.248% due 11/21/2033 •		$13,200	13,315

UniCredit SpA
7.830% due 12/04/2023		22,190	22,218

			59,160

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$18,800	$18,452

Italy Government International Bond
6.000% due 08/04/2028	GBP	5,900	7,256

			25,708

Total Italy (Cost $93,086)			84,868

JAPAN 6.7%

CORPORATE BONDS & NOTES 0.2%

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		$2,294	2,168

Nomura Holdings, Inc.
2.329% due 01/22/2027		10,300	9,069

Olympus Corp.
2.143% due 12/08/2026		8,700	7,754

Sumitomo Mitsui Banking Corp.
0.550% due 11/06/2023	EUR	4,300	4,531

			23,522

SOVEREIGN ISSUES 6.5%

Japan Finance Organization for Municipalities
0.625% due 09/02/2025		$43,400	39,554

Japan Government International Bond
0.005% due 03/01/2024	JPY	10,500,000	70,306
0.005% due 04/01/2024		5,270,000	35,289
0.005% due 05/01/2024		3,720,000	24,911
0.005% due 10/01/2024		31,210,000	208,993
0.100% due 03/10/2028 (g)		14,763,778	104,178
0.200% due 06/20/2036		2,810,000	17,020
0.500% due 09/20/2046		10,110,000	54,287
0.500% due 03/20/2049		11,846,000	61,276
0.700% due 12/20/2048		11,590,000	63,419
0.700% due 06/20/2051		9,715,000	51,500
0.700% due 12/20/2051		590,000	3,115
1.000% due 03/20/2052		2,860,000	16,349
1.100% due 09/20/2042		9,710,000	61,777
1.300% due 06/20/2052		1,760,000	10,847
1.400% due 03/20/2053		1,390,000	8,762

Tokyo Metropolitan Government
0.750% due 07/16/2025		$45,200	41,525

			873,108

Total Japan (Cost $1,158,131)			896,630

LUXEMBOURG 0.0%

CORPORATE BONDS & NOTES 0.0%

Aroundtown SA
1.625% due 01/31/2028	EUR	2,200	1,768

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Logicor Financing SARL
1.625% due 07/15/2027	EUR	1,300	$1,181

Total Luxembourg (Cost $4,040)			2,949

MALAYSIA 0.1%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	2,803
4.550% due 04/21/2050		3,300	2,692
4.800% due 04/21/2060		4,200	3,492

Total Malaysia (Cost $12,000)			8,987

MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bond
5.000% due 04/27/2051		$6,100	4,708

Total Mexico (Cost $5,670)			4,708

NEW ZEALAND 0.1%

SOVEREIGN ISSUES 0.1%

New Zealand Government International Bond
1.500% due 05/15/2031	NZD	14,200	6,509

Total New Zealand (Cost $9,965)			6,509

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	20,700	12,172

Total Norway (Cost $15,063)			12,172

PERU 0.1%

SOVEREIGN ISSUES 0.1%

Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,515
3.230% due 07/28/2121		3,300	1,728
8.200% due 08/12/2026	PEN	45,200	12,556

Total Peru (Cost $22,666)			16,799

POLAND 0.3%

SOVEREIGN ISSUES 0.3%

Poland Government International Bond
3.875% due 02/14/2033	EUR	21,800	22,320
4.250% due 02/14/2043		6,230	6,111
4.875% due 10/04/2033		$7,800	7,275

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 04/04/2053		$6,700	$6,082

Total Poland (Cost $44,389)			41,788

QATAR 0.2%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$10,200	8,194
3.125% due 07/12/2041		1,600	1,109
3.300% due 07/12/2051		4,600	2,995

			12,298

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Qatar National Bank QPSC
6.413% due 10/10/2023 «		11,800	11,800

Total Qatar (Cost $28,106)			24,098

REPUBLIC OF KOREA 0.5%

SOVEREIGN ISSUES 0.5%

Korea Government International Bond
3.250% due 06/10/2033	KRW	101,193,950	70,434

Total Republic of Korea (Cost $76,015)			70,434

ROMANIA 0.8%

SOVEREIGN ISSUES 0.8%

Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	7,396
1.750% due 07/13/2030		12,500	10,018
2.000% due 01/28/2032 (l)		1,400	1,069
2.000% due 04/14/2033		1,700	1,241
2.124% due 07/16/2031		800	628
2.125% due 03/07/2028		14,800	13,603
2.625% due 12/02/2040		7,700	4,812
2.750% due 04/14/2041		4,445	2,773
2.875% due 04/13/2042		17,900	11,166

24	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 02/07/2034	EUR	12,500	$10,459
5.000% due 09/27/2026		7,300	7,747
5.500% due 09/18/2028		9,000	9,439
6.375% due 09/18/2033		17,200	17,921
6.625% due 09/27/2029		13,100	14,263

Total Romania (Cost $146,205)			112,535

SAUDI ARABIA 0.5%

CORPORATE BONDS & NOTES 0.0%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,200	964

SOVEREIGN ISSUES 0.5%

Saudi Government International Bond
3.250% due 10/22/2030		4,300	3,771
4.750% due 01/18/2028		32,100	31,396
4.875% due 07/18/2033		34,700	33,044
5.000% due 01/18/2053		1,000	833

			69,044

Total Saudi Arabia (Cost $72,304)			70,008

SERBIA 0.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Project Mercury
8.127% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	25,700	27,870

Total Serbia (Cost $27,680)			27,870

SOUTH KOREA 3.8%

SOVEREIGN ISSUES 3.8%

Korea Government International Bond
1.375% due 12/10/2029	KRW	22,106,220	14,055
1.500% due 12/10/2030		19,549,520	12,243
2.000% due 06/10/2031		33,061,410	21,243
2.125% due 06/10/2027		25,325,000	17,625

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.375% due 12/10/2027	KRW	25,830,000	$18,000
2.375% due 12/10/2028		165,593,510	113,569
2.625% due 06/10/2028		134,446,320	93,917
3.250% due 03/10/2028		27,402,100	19,761
3.250% due 09/10/2042		13,574,110	9,118
4.250% due 12/10/2032		220,741,250	166,480
5.500% due 03/10/2028		25,830,000	20,349

Total South Korea (Cost $583,308)			506,360

SPAIN 0.7%

CORPORATE BONDS & NOTES 0.1%

Banco Santander SA
1.849% due 03/25/2026		$4,400	3,959

CaixaBank SA
6.208% due 01/18/2029 •		9,700	9,497

			13,456

SOVEREIGN ISSUES 0.6%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	3,500	3,506

Spain Government International Bond
0.850% due 07/30/2037		2,700	1,873
1.450% due 10/31/2071		26,890	11,712
1.900% due 10/31/2052		6,450	3,984
3.450% due 07/30/2066		58,320	49,124
3.900% due 07/30/2039		14,300	14,464
5.250% due 04/06/2029	GBP	900	1,099

			85,762

Total Spain (Cost $176,202)			99,218

SUPRANATIONAL 0.1%

CORPORATE BONDS & NOTES 0.1%

European Bank for Reconstruction & Development
0.500% due 12/21/2023	AUD	500	319

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Inter-American Development Bank
2.500% due 04/14/2027	AUD	15,000	$8,987

Total Supranational (Cost $11,482)			9,306

SWITZERLAND 1.0%

CORPORATE BONDS & NOTES 1.0%

Credit Suisse AG
5.000% due 07/09/2027		$3,900	3,748

UBS AG
5.125% due 05/15/2024 (i)		6,833	6,745

UBS Group AG
3.091% due 05/14/2032 •		4,800	3,794
3.869% due 01/12/2029 •		7,680	6,961
4.194% due 04/01/2031 •		17,800	15,552
4.282% due 01/09/2028		900	828
4.550% due 04/17/2026		2,600	2,498
4.663% (EUR003M +1.000%) due 01/16/2026 ~	EUR	10,900	11,521
6.373% due 07/15/2026 •		$16,200	16,147
6.442% due 08/11/2028 •		4,500	4,498
6.537% due 08/12/2033 •		61,000	60,325

Total Switzerland (Cost $135,737)			132,617

UNITED ARAB EMIRATES 0.1%

CORPORATE BONDS & NOTES 0.1%

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		$6,600	6,596

Total United Arab Emirates (Cost $6,513)			6,596

UNITED KINGDOM 5.0%

CORPORATE BONDS & NOTES 1.8%

Annington Funding PLC
1.650% due 07/12/2024	EUR	16,122	16,483

Barclays PLC
4.375% due 01/12/2026		$550	527
6.490% due 09/13/2029 •		6,600	6,550

Haleon U.K. Capital PLC
3.125% due 03/24/2025		7,100	6,822

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
2.251% due 11/22/2027 •		$16,000	$14,129
3.973% due 05/22/2030 •		5,000	4,400
4.041% due 03/13/2028 •		4,100	3,797
4.292% due 09/12/2026 •		11,000	10,572
4.583% due 06/19/2029 •		7,400	6,844
7.052% (TSFR3M + 1.642%) due 09/12/2026 ~		9,500	9,588

Lloyds Bank Corporate Markets PLC
1.750% due 07/11/2024	GBP	3,800	4,488

Nationwide Building Society
2.972% due 02/16/2028 •		$13,800	12,351

NatWest Group PLC
4.892% due 05/18/2029 •		300	281
5.076% due 01/27/2030 •		5,732	5,346
5.516% due 09/30/2028 •		10,500	10,166

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		900	898

Santander U.K. PLC
5.768% (SONIO/N + 0.550%) due 02/12/2027 ~	GBP	36,600	44,742

Standard Chartered PLC
0.991% due 01/12/2025 •		$14,000	13,772
1.822% due 11/23/2025 •		11,900	11,249
2.608% due 01/12/2028 •		11,100	9,833
3.785% due 05/21/2025 •		23,100	22,681
6.187% due 07/06/2027 •		18,000	17,936
6.296% due 07/06/2034 •		5,400	5,216

			238,671

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.3%

Business Mortgage Finance PLC
6.338% due 02/15/2041 •	GBP	99	121

EuroMASTR PLC
5.781% due 06/15/2040 •		88	101

Eurosail PLC
3.982% due 03/13/2045 •	EUR	4	5
4.085% due 12/15/2044 •		5,002	5,233
5.498% due 03/13/2045 •	GBP	1	1
6.038% due 09/13/2045 •		787	951
6.288% due 06/13/2045 •		288	347

Great Hall Mortgages PLC
3.997% due 03/18/2039 •	EUR	190	200
4.017% due 06/18/2038 •		2	2
5.478% due 06/18/2039 •	GBP	7	8
5.488% due 06/18/2038 •		70	85
5.802% due 06/18/2039 •		$246	244

Ludgate Funding PLC
3.747% due 01/01/2061 •	EUR	109	111

26	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mansard Mortgages PLC
5.988% due 12/15/2049 •	GBP	2,975	$3,541

Newgate Funding PLC
3.827% due 12/01/2050 •	EUR	2,413	2,320
4.445% due 12/15/2050 •		4,468	4,587
5.095% due 12/15/2050 •		928	902
5.345% due 12/15/2050 •		1,522	1,436
5.482% due 12/01/2050 •	GBP	40	47
5.781% due 12/15/2050 •		2,050	2,341
6.581% due 12/15/2050 •		2,041	2,385
6.831% due 12/15/2050 •		1,151	1,295

Resloc U.K. PLC
5.498% due 12/15/2043 •		382	450
5.558% due 12/15/2043 •		657	763

Ripon Mortgages PLC
5.919% due 08/28/2056 •		77,881	94,685

RMAC Securities PLC
4.040% due 06/12/2044 •	EUR	73	73
5.488% due 06/12/2044 •	GBP	1,206	1,424
5.508% due 06/12/2044 •		3,309	3,890
5.755% due 06/12/2044 •		$168	162

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	31,908	38,961

Towd Point Mortgage Funding
6.304% due 10/20/2051 •		10,258	12,529
6.509% due 07/20/2045 •		28,084	34,269
6.568% due 05/20/2045 •		11,625	14,185
6.688% due 02/20/2045 •		3,908	4,768
7.018% due 02/20/2054 •		2,714	3,315

Trinity Square PLC
6.000% due 07/15/2059 •		13,989	17,049

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	4,762
6.169% due 12/21/2049 •		26,805	32,734
6.869% due 12/21/2049 •		6,230	7,534
7.369% due 12/21/2049 •		3,115	3,746
7.869% due 12/21/2049 •		1,780	2,133
8.369% due 12/21/2049 •		1,780	2,097

			305,792

SOVEREIGN ISSUES 0.9%

United Kingdom Gilt
0.625% due 10/22/2050		38,900	17,566
1.250% due 07/31/2051		47,100	26,143
1.500% due 07/31/2053		29,830	17,372
1.750% due 01/22/2049		28,000	18,834
4.250% due 12/07/2040		40,600	46,487

			126,402

Total United Kingdom (Cost $830,314)			670,865

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 50.7%

ASSET-BACKED SECURITIES 3.7%

ABFC Trust
5.564% due 01/25/2037 •	$3,907	$2,698

ACE Securities Corp. Home Equity Loan Trust
5.504% due 11/25/2036 •	3,966	1,642
6.019% due 02/25/2036 •	15,540	12,540

AMRESCO Residential Securities Corp. Mortgage Loan Trust
6.374% due 06/25/2029 •	171	162

AREIT LLC
7.573% due 06/17/2039 •	9,700	9,740

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.553% due 02/25/2034 •	198	188

Asset-Backed Securities Corp. Home Equity Loan Trust
6.164% due 02/25/2035 •	3,791	3,817
6.797% due 04/15/2033 •	389	382

BDS Ltd.
7.127% due 03/19/2039 •	21,300	21,108

Bear Stearns Asset-Backed Securities Trust
5.654% due 03/25/2037 •	563	561
6.094% due 10/25/2032 «•	1	1
6.234% due 10/27/2032 •	16	16

Citigroup Mortgage Loan Trust
4.272% due 10/25/2037 þ	942	836
5.494% due 07/25/2045 •	199	137
5.614% due 01/25/2037 •	4,501	3,114
5.694% due 03/25/2037 •	1,666	1,414
5.734% due 12/25/2036 •	6,298	2,484
5.754% due 12/25/2036 •	2,330	1,306
5.824% due 06/25/2037 •	1,891	1,853
5.884% due 08/25/2036 •	16,899	16,095
5.954% due 03/25/2036 •	4,458	3,977

Countrywide Asset-Backed Certificates Trust
4.138% due 12/25/2034 •	9,134	8,453
4.443% due 08/25/2035 ^«~	324	281
5.574% due 06/25/2035 •	5,937	5,100
5.574% due 08/25/2037 ^•	3,562	3,152
5.634% due 06/25/2047 ^•	5,190	4,492
5.664% due 04/25/2047 •	12,156	10,878
5.694% due 12/25/2036 ^•	944	845
5.714% due 05/25/2035 •	1,740	1,662
5.914% due 03/25/2036 •	898	799
6.114% due 12/25/2036 ^•	226	168
6.409% due 01/25/2036 •	15,332	14,758
6.439% due 10/25/2035 •	4,381	4,292

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •	15	15

Credit-Based Asset Servicing & Securitization Trust
5.554% due 11/25/2036 •	3	1

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Trust
6.334% due 03/25/2034 •	$4,735	$4,562

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •	22,000	21,368

Fremont Home Loan Trust
5.584% due 10/25/2036 •	6,438	2,597
5.974% due 02/25/2036 •	7,522	6,478

GSAA Home Equity Trust
5.794% due 03/25/2036 •	6,215	2,153
5.995% due 03/25/2046 ^~	846	318

GSAMP Trust
5.564% due 12/25/2046 •	7,882	4,177
5.704% due 03/25/2047 •	1,212	1,107

Home Equity Asset Trust
6.034% due 11/25/2032 «•	2	2

Home Equity Mortgage Loan Asset-Backed Trust
5.604% due 04/25/2037 •	3,696	2,543
5.674% due 04/25/2037 •	7,699	4,989

HSI Asset Securitization Corp. Trust
5.694% due 04/25/2037 •	6,518	3,290
6.049% due 01/25/2036 •	4,500	4,082

JP Morgan Mortgage Acquisition Trust
5.654% due 08/25/2036 •	42	29
5.704% due 07/25/2036 •	2,465	2,071

LCCM Trust
6.647% due 12/13/2038 •	10,264	10,048

LMREC LLC
6.488% due 04/22/2037 •	683	684

Long Beach Mortgage Loan Trust
5.954% due 08/25/2045 •	2,393	2,298
5.994% due 10/25/2034 •	12	12

MASTR Asset-Backed Securities Trust
5.584% due 10/25/2036 •	11,330	3,648
5.634% due 08/25/2036 •	6,316	2,304
5.654% due 10/25/2036 •	3,371	1,085
5.734% due 03/25/2036 •	610	368
6.169% due 10/25/2035 •	10,803	10,218

Merrill Lynch Mortgage Investors Trust
5.594% due 09/25/2037 •	21	4
5.674% due 02/25/2037 •	44	13
6.154% due 05/25/2036 •	160	157

MF1 LLC
7.477% due 06/19/2037 •	14,200	14,160

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 10/25/2036 •	644	552
5.574% due 05/25/2037 •	2,774	2,046
5.584% due 11/25/2036 •	8,885	5,024
5.634% due 05/25/2037 •	29,033	16,660
5.914% due 06/25/2036 •	3,662	1,912

Morgan Stanley Home Equity Loan Trust
5.604% due 04/25/2037 •	9,645	5,006
5.664% due 04/25/2037 •	7,101	3,685
5.784% due 04/25/2037 •	1,022	530

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 ^þ	$1,338	$298

Morgan Stanley Structured Trust
5.734% due 06/25/2037 •	8,354	7,535

New Century Home Equity Loan Trust
6.559% due 10/25/2033 •	5,818	5,704

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.869% due 03/25/2036 •	2,351	2,304
6.064% due 02/25/2036 •	11,393	10,148

Nomura Resecuritization Trust
3.545% due 12/26/2037 ~	8,864	7,280

NovaStar Mortgage Funding Trust
5.564% due 03/25/2037 •	15,506	9,551

Option One Mortgage Loan Trust
5.574% due 02/25/2037 •	12,450	6,254
5.654% due 05/25/2037 •	1,894	1,117
6.214% due 02/25/2035 •	3,442	3,238

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029	467	465

PRET LLC
1.843% due 09/25/2051 þ	21,316	19,383

RAAC Trust
5.934% due 02/25/2037 •	4,663	4,449

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	4,836
5.675% due 06/25/2037 ^þ	16,477	4,359
5.731% due 11/25/2036 þ	26,069	9,663

Residential Asset Mortgage Products Trust
5.874% due 12/25/2035 •	1,617	1,438
6.034% due 03/25/2036 •	908	872

Residential Asset Securities Corp. Trust
6.274% due 09/25/2034 •	522	493

Saxon Asset Securities Trust
7.184% due 12/25/2037 •	4,261	3,559

Securitized Asset-Backed Receivables LLC Trust
5.564% due 05/25/2037 ^•	177	134
5.774% due 08/25/2036 ^•	1,175	382

SMB Private Education Loan Trust
3.940% due 02/16/2055	17,540	16,290
6.763% due 02/16/2055 •	1,915	1,903

Soundview Home Loan Trust
5.554% due 11/25/2036 •	33	9
5.839% due 12/25/2036 •	7,592	7,339
5.934% due 11/25/2036 •	8,201	7,541

Structured Asset Investment Loan Trust
6.384% due 07/25/2033 •	3,655	3,476

Structured Asset Securities Corp. Mortgage Loan Trust
5.594% due 03/25/2036 •	1,225	1,137
5.664% due 05/25/2047 •	3,173	2,997
5.874% due 12/25/2036 •	19,167	16,922

28	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		$9,000	$8,834

Toyota Auto Loan Extended Note Trust
2.560% due 11/25/2031		24,400	23,871

WaMu Asset-Backed Certificates WaMu Trust
5.724% due 05/25/2037 •		4,246	3,605

Wells Fargo Home Equity Asset-Backed Securities Trust
5.779% due 01/25/2037 •		16,732	15,939

			492,472

CORPORATE BONDS & NOTES 1.9%

7-Eleven, Inc.
0.800% due 02/10/2024		1,100	1,079

AbbVie, Inc.
1.500% due 11/15/2023	EUR	700	738

Arrow Electronics, Inc.
3.250% due 09/08/2024		$2,400	2,336

Bayer U.S. Finance LLC
4.250% due 12/15/2025		10,300	9,919
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~		8,300	8,304

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	12,200	11,241

Broadcom, Inc.
2.450% due 02/15/2031		$100	78

Charter Communications Operating LLC
3.750% due 02/15/2028		19,100	17,231
3.950% due 06/30/2062		8,700	4,942
5.125% due 07/01/2049		5,200	3,795
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		4,100	4,114

Citigroup, Inc.
3.290% due 03/17/2026 •(j)		8,500	8,137

Credit Suisse AG AT1 Claim ^		16,825	1,767

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		3,800	2,873

Energy Transfer LP
3.900% due 05/15/2024		900	888

Ford Motor Credit Co. LLC
2.300% due 02/10/2025		7,600	7,136
2.700% due 08/10/2026		1,900	1,697
2.748% due 06/14/2024	GBP	1,600	1,890
2.900% due 02/16/2028		$900	767
2.900% due 02/10/2029		7,500	6,164
3.375% due 11/13/2025		21,100	19,595
3.664% due 09/08/2024		4,200	4,068
3.810% due 01/09/2024		400	396
4.063% due 11/01/2024		1,200	1,163

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.503% due 12/01/2024 •	EUR	5,250	$5,532
4.511% due 11/15/2023 •		500	529
4.535% due 03/06/2025	GBP	3,900	4,580
5.584% due 03/18/2024		$7,500	7,460

GA Global Funding Trust
2.250% due 01/06/2027		7,400	6,490

Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		5,700	5,261
6.463% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,578

JPMorgan Chase & Co.
4.080% due 04/26/2026 •		26,700	25,918

Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	5,787

Morgan Stanley
2.630% due 02/18/2026 •		11,500	10,949
5.164% due 04/20/2029 •		8,700	8,373

Oracle Corp.
1.650% due 03/25/2026 (j)		20,600	18,665

Organon & Co.
4.125% due 04/30/2028		3,700	3,218

Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	171
2.950% due 03/01/2026		700	645
3.150% due 01/01/2026		1,400	1,303
3.500% due 08/01/2050		500	298
3.950% due 12/01/2047		900	577
4.000% due 12/01/2046		800	509
4.250% due 03/15/2046		500	332
4.300% due 03/15/2045		600	407
4.400% due 03/01/2032		2,500	2,119
4.500% due 07/01/2040		300	224
4.550% due 07/01/2030		600	531
4.600% due 06/15/2043		1,100	791
4.750% due 02/15/2044		1,207	893
4.950% due 07/01/2050		100	75

Penske Truck Leasing Co. LP
3.450% due 07/01/2024		5,000	4,906

Principal Life Global Funding
1.375% due 01/10/2025		5,100	4,817

Southern California Edison Co.
6.175% (SOFRINDX + 0.830%) due 04/01/2024 ~		6,500	6,501

			250,757

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

CenturyLink, Inc.
7.681% due 03/15/2027		7,410	5,313

Charter Communications Operating LLC
7.101% - 7.116% due 02/01/2027		12,821	12,822

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hilton Worldwide Finance LLC
7.170% due 06/22/2026	$286	$286

Organon & Co.
8.442% due 06/02/2028	4,746	4,745

United Airlines, Inc.
9.182% due 04/21/2028	8,792	8,819

		31,985

MUNICIPAL BONDS & NOTES 0.1%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	118

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	7,700	5,841

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	5,000	4,429
2.532% due 06/01/2028	3,300	2,857

		13,245

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%

Adjustable Rate Mortgage Trust
4.391% due 09/25/2035 ^~	44	37

American Home Mortgage Assets Trust
5.624% due 05/25/2046 ^•	133	110

BAMLL Commercial Mortgage Securities Trust
6.497% due 09/15/2038 •	15,200	14,414

Banc of America Funding Trust
2.371% due 03/20/2036 «~	25	22
4.083% due 10/20/2046 ^~	28	23
4.436% due 01/20/2047 ^~	54	49
4.757% due 02/20/2036 ~	318	294
5.093% due 11/20/2034 ~	143	136
5.500% due 01/25/2036 «	34	32
6.000% due 03/25/2037 ^«	130	97

Banc of America Mortgage Trust
3.975% due 04/25/2035 «~	90	74
4.587% due 06/25/2035 «~	62	51
5.127% due 09/25/2035 ^«~	12	10

BCAP LLC Trust
4.514% due 01/26/2047 •	136	128
5.250% due 02/26/2036 ~	413	174
5.250% due 04/26/2037	729	406

Bear Stearns Adjustable Rate Mortgage Trust
4.094% due 05/25/2034 «~	52	43
4.435% due 02/25/2034 ~	6	5
4.685% due 01/25/2035 ~	77	77
4.903% due 11/25/2034 «~	1	1
4.996% due 05/25/2034 «~	55	50
5.027% due 10/25/2033 «~	21	20
5.107% due 07/25/2034 «~	14	13

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.027% due 08/25/2036 ^~	$611	$420
4.034% due 11/25/2036 ^~	240	111
4.162% due 11/25/2035 ^~	34	26
4.216% due 08/25/2036 ^~	892	452
4.293% due 08/25/2036 ^~	115	75
4.399% due 01/25/2036 ^~	64	58
4.598% due 09/25/2035 ^~	1,602	977

Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~	24	18

Chase Mortgage Finance Trust
4.526% due 07/25/2037 ~	389	306
4.961% due 02/25/2037 ~	86	83

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.664% due 05/25/2036 •	375	334

CIM Trust
5.500% due 08/25/2064 ~	7,414	7,253

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037 ^«	32	25

Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	36,070	28,637
3.510% due 03/25/2037 ^~	175	152
4.510% due 09/25/2037 ^~	310	273
4.818% due 07/25/2046 ^~	362	327
5.282% due 08/25/2035 ~	7	7
6.980% due 05/25/2035 •	8	8

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.114% due 09/25/2035 ^~	795	703

COLT Mortgage Loan Trust
4.156% due 02/25/2067 ~	10,895	9,693

Countrywide Alternative Loan Trust
3.964% due 02/25/2037 ^~	55	47
5.000% due 11/25/2035	3,097	1,673
5.250% due 06/25/2035 ^	70	53
5.500% due 09/25/2035 ^«•	109	62
5.500% due 09/25/2035 ^•	875	528
5.629% due 09/20/2046 •	1,195	1,188
5.649% due 07/20/2046 ^•	268	212
5.714% due 04/25/2047 •	503	439
5.784% due 05/25/2037 ^•	314	95
5.814% due 09/25/2046 ^•	275	253
5.854% due 07/25/2046 ^•	25	20
5.859% due 03/20/2046 •	39	31
5.859% due 05/20/2046 ^•	353	294
5.876% due 11/25/2047 ^•	1,381	1,113
5.994% due 02/25/2037 •	156	127
6.006% due 11/25/2047 ^•	3,210	2,588
6.026% due 08/25/2035 •	145	133
6.126% due 11/25/2035 •	142	120
6.250% due 08/25/2037 ^	291	151
6.500% due 08/25/2032 «	2	2
6.666% due 11/25/2035 •	138	119

30	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
3.745% due 02/25/2047 ^~	$114	$98
3.861% due 11/25/2034 ~	233	209
3.929% due 04/20/2036 ~	2,436	2,143
3.938% due 05/20/2036 ~	172	158
3.965% due 09/20/2036 ^~	71	61
4.223% due 03/25/2037 ^~	89	78
5.974% due 03/25/2035 •	242	219
6.000% due 08/25/2037	988	492
6.014% due 04/25/2035 •	257	233
6.074% due 03/25/2035 •	234	195
6.094% due 02/25/2035 •	5	5
7.873% due 02/20/2036 ^«•	189	164

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	2	2

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	1,334	783

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	2,919	2,217
6.847% due 07/15/2038 •	4,800	4,255

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.574% due 07/25/2047 •	255	231
5.814% due 08/25/2047 •	6,144	4,868
6.184% due 10/25/2047 •	2,945	2,263

Downey Savings & Loan Association Mortgage Loan Trust
6.082% due 07/19/2045 ^«•	4	1

Extended Stay America Trust
6.526% due 07/15/2038 •	24,428	24,244

First Horizon Mortgage Pass-Through Trust
5.466% due 08/25/2035 ~	45	32

GCAT Trust
3.000% due 04/25/2052 ~	15,938	12,654

GreenPoint Mortgage Funding Trust
5.794% due 01/25/2037 •	284	249
5.854% due 04/25/2036 •	187	158
5.974% due 11/25/2045 •	44	37

GreenPoint Mortgage Funding Trust Pass-Through Certificates
5.364% due 10/25/2033 «~	4	4

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	6,002	4,559
2.500% due 04/25/2052 ~	7,633	5,798
3.000% due 08/26/2052 ~	33,860	26,883
3.000% due 09/25/2052 ~	35,805	28,427

GSR Mortgage Loan Trust
3.893% due 05/25/2035 ~	52	43
3.922% due 04/25/2035 ~	10	9
4.043% due 11/25/2035 ~	98	86
4.353% due 09/25/2035 ~	74	69

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.796% due 01/25/2035 ~	$87	$80
5.664% due 05/25/2037 •	2,737	1,378
6.780% due 03/25/2033 «•	14	13

HarborView Mortgage Loan Trust
4.188% due 07/19/2035 ^~	62	45
5.632% due 09/19/2037 •	422	356
5.922% due 03/19/2036 ^•	65	56

HomeBanc Mortgage Trust
3.931% due 04/25/2037 ^~	425	373

Impac CMB Trust
6.154% due 10/25/2034 «•	199	182
6.214% due 10/25/2034 •	69	67
6.434% due 07/25/2033 «•	3	3

IndyMac IMSC Mortgage Loan Trust
5.794% due 07/25/2047 •	1,467	995

IndyMac INDA Mortgage Loan Trust
3.803% due 08/25/2036 ~	280	225
4.254% due 11/25/2035 ^«~	49	47

IndyMac INDB Mortgage Loan Trust
6.034% due 11/25/2035 ^•	129	78

IndyMac INDX Mortgage Loan Trust
3.435% due 03/25/2036 ~	3,126	2,191
3.755% due 09/25/2035 ^~	3,576	3,123
3.913% due 12/25/2034 ~	29	27
5.734% due 06/25/2037 ^•	282	108
5.814% due 09/25/2046 •	1,649	1,395
5.914% due 06/25/2037 •	277	251
5.934% due 02/25/2037 •	478	297

JP Morgan Alternative Loan Trust
4.936% due 12/25/2035 ^~	3,656	2,695
5.500% due 11/25/2036 ^«~	6	2
5.914% due 10/25/2036 •	7,434	6,563

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	57,682	45,940
3.000% due 03/25/2052 ~	56,535	44,885
3.000% due 04/25/2052 ~	54,245	43,202
3.000% due 05/25/2052 ~	76,224	60,707
3.500% due 09/25/2052 ~	8,558	7,045
4.027% due 11/25/2033 «~	33	29
4.137% due 02/25/2036 ^~	189	137
4.524% due 07/25/2035 ~	42	39
5.000% due 05/25/2052 •	11,977	11,087
5.144% due 10/25/2035 «~	4	4
5.398% due 09/25/2035 «~	43	38

JPMBB Commercial Mortgage Securities Trust
0.714% due 04/15/2047 ~(a)	17,262	28

Luminent Mortgage Trust
5.774% due 12/25/2036 •	966	831

Manhattan West Mortgage Trust
2.130% due 09/10/2039	23,200	19,895

MASTR Adjustable Rate Mortgages Trust
5.644% due 04/25/2046 •	632	554
6.034% due 05/25/2047 ^«•	7	6

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Alternative Loan Trust
5.834% due 03/25/2036 ^•	$371	$40
6.000% due 03/25/2036 ^	779	661

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.927% due 06/15/2030 •	6	6
6.019% due 10/20/2029 •	5	5

Merrill Lynch Mortgage Investors Trust
4.415% due 06/25/2035 ~	69	65
4.929% due 02/25/2033 ~	27	25
5.854% due 02/25/2036 •	198	185
5.934% due 11/25/2035 •	247	231

MFA Trust
1.381% due 04/25/2065 ~	9,127	8,281
1.947% due 04/25/2065 ~	3,772	3,412

Morgan Stanley Bank of America Merrill Lynch Trust
0.516% due 05/15/2046 ~(a)	1,310	0

Morgan Stanley Capital Trust
6.616% due 12/15/2038 •	22,800	21,308

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	16,042	14,888
2.750% due 11/25/2059 ~	14,837	13,662
6.864% due 10/25/2063 þ(b)	16,500	16,500

OBX Trust
3.000% due 01/25/2052 ~	33,877	26,896
5.949% due 02/25/2063 þ	8,964	8,873
6.120% due 11/25/2062 ~	7,481	7,430

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.994% due 12/25/2035 •	548	504

PMT Loan Trust
2.500% due 07/25/2051 ~	11,014	8,366

Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~	2,801	2,416
5.584% due 02/25/2047 •	1,152	412
5.794% due 07/25/2036 ^•	11,167	4,623
5.834% due 12/25/2046 ^•	460	403
5.854% due 04/25/2046 •	39	11
5.974% due 05/25/2046 ^•	160	123
6.000% due 06/25/2036	356	276
6.250% due 02/25/2037	6,397	5,079

Residential Asset Securitization Trust
5.750% due 02/25/2036	3,730	2,764
5.834% due 01/25/2046 ^•	91	27
6.500% due 08/25/2036 ^	568	161

Residential Funding Mortgage Securities, Inc. Trust
5.092% due 09/25/2035 ^~	137	91
6.500% due 03/25/2032 «	17	16

Sequoia Mortgage Trust
4.067% due 09/20/2046 ^~	1,196	714
5.424% due 04/20/2035 «~	19	18

Structured Adjustable Rate Mortgage Loan Trust
4.217% due 09/25/2036 ^~	332	225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.311% due 02/25/2036 ^«~	$12	$11
4.669% due 08/25/2035 ~	169	144
6.177% due 04/25/2034 «~	14	14
6.379% due 02/25/2034 ~	31	29

Structured Asset Mortgage Investments Trust
5.814% due 06/25/2036 •	17	17
5.854% due 05/25/2036 •	215	140
5.874% due 05/25/2036 •	1,570	1,229
5.874% due 09/25/2047 •	1,542	1,254
5.954% due 05/25/2046 ^«•	47	28
6.022% due 07/19/2034 «•	2	2
6.034% due 08/25/2036 ^•	878	611
6.054% due 12/25/2035 ^•	3	3
6.126% due 08/25/2047 ^•	784	652

Structured Asset Securities Corp.
5.714% due 01/25/2036 •	836	689

Structured Asset Securities Corp. Mortgage Loan Trust
5.724% due 10/25/2036 •	5,983	4,987

Thornburg Mortgage Securities Trust
5.129% due 10/25/2043 ~	24	21
6.684% due 06/25/2037 ^•	266	241
7.381% due 06/25/2037 •	1,430	1,194
7.431% due 06/25/2037 •	4,711	4,044
7.431% due 06/25/2047 ^•	751	648
7.431% due 06/25/2047 «•	2	2
7.481% due 03/25/2037 ^•	332	269

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	15,715	13,568
2.710% due 01/25/2060 ~	12,753	11,780
2.900% due 10/25/2059 ~	50,368	46,214
6.434% due 05/25/2058 •	4,839	4,883

UWM Mortgage Trust
3.000% due 01/25/2052 ~	7,057	5,603

WaMu Mortgage Pass-Through Certificates Trust
3.649% due 02/25/2037 ^~	2,486	2,123
3.903% due 12/25/2035 ~	130	116
3.908% due 04/25/2035 ~	105	99
4.140% due 02/27/2034 •	63	59
4.216% due 09/25/2036 ~	1,216	1,037
4.269% due 12/25/2046 •	56	48
4.502% due 08/25/2046 ^~	651	568
4.641% due 10/25/2035 ~	120	107
4.825% due 06/25/2033 «~	15	14
5.606% due 06/25/2046 •	323	286
5.626% due 02/25/2046 •	778	678
5.994% due 11/25/2045 •	1,624	1,453
6.054% due 01/25/2045 •	77	75
6.126% due 10/25/2046 •	496	441
6.174% due 11/25/2034 •	268	250

Washington Mutual Mortgage Pass-Through Certificates Trust
5.396% due 04/25/2047 •	5,192	4,011
5.466% due 05/25/2047 ^«•	29	4

32	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.566% due 07/25/2046 ^•	$292	$177
5.814% due 07/25/2046 •	2,517	1,873

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039	18,800	16,579

		729,328

	SHARES
PREFERRED SECURITIES 0.1%

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(h)	10,000,000	9,375

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 34.0%

Fannie Mae
3.000% due 03/01/2060	$10,899	9,056
3.500% due 01/01/2059	19,683	16,765
3.621% due 12/01/2034 •	41	40
4.560% due 08/01/2036 •	11	11
4.585% due 04/01/2032 •	5	4
4.633% due 12/01/2030 •	2	2
5.250% due 06/01/2035 •	69	68
5.390% due 11/01/2034 •	233	238
5.522% due 03/25/2034 •	5	5
5.629% due 06/01/2043 •	13	13
5.829% due 06/25/2036 •	164	161
5.929% due 10/25/2040 •	83	81
6.000% due 04/25/2043 - 07/25/2044	419	412

Freddie Mac
0.000% due 01/15/2038 ~(a)	2,531	112
4.739% due 09/01/2035 •	5	5
4.828% due 01/15/2038 •	2,531	2,448
5.826% due 10/25/2044 - 02/25/2045 •	694	628
5.908% due 10/15/2040 •	900	876
6.000% due 12/01/2033	131	130
6.028% due 12/15/2037 •	93	92

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	10	9
2.750% (H15T1Y + 1.500%) due 10/20/2024 - 12/20/2025 ~	1	1
2.750% due 11/20/2030 •	1	1
3.000% due 08/20/2027 •	5	4
3.000% due 07/20/2046 - 05/20/2047	266	249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 05/20/2026 ~	$5	$5
3.875% due 04/20/2027 - 05/20/2030 •	40	40
4.000% due 04/20/2030 - 05/20/2030 •	14	14
6.000% due 08/20/2034	2,513	2,521

Ginnie Mae, TBA
3.000% due 11/01/2053	91,200	77,320

U.S. Small Business Administration
5.110% due 04/01/2025	2	2

Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	9,540	7,632
3.000% due 10/01/2049 - 06/01/2051	23,367	19,538
3.500% due 04/01/2027 - 07/01/2050	28,812	25,393
4.000% due 06/01/2038 - 10/01/2053	194,188	173,194
4.500% due 07/01/2052 - 10/01/2053	19,999	18,381
5.500% due 06/01/2053 - 10/01/2053	103,995	100,588
6.500% due 09/01/2053 - 10/01/2053	356,180	358,120

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053	5,000	4,452
4.500% due 10/01/2053 - 11/01/2053	746,969	686,074
5.000% due 10/01/2053 - 11/01/2053	420,800	397,126
5.500% due 10/01/2053 - 11/01/2053	554,600	535,962
6.000% due 10/01/2053 - 11/01/2053	1,355,800	1,337,653
6.500% due 10/01/2053 - 11/01/2053	792,000	795,509

		4,570,935

U.S. TREASURY OBLIGATIONS 5.3%

U.S. Treasury Bonds
1.625% due 11/15/2050	1,600	839
1.875% due 02/15/2041	15,500	10,005
4.000% due 11/15/2052	300	266

U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2025 (n)	97,222	92,757
0.125% due 07/15/2031 (n)	52,465	44,576
0.125% due 01/15/2032 (n)	49,735	41,698

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 01/15/2025 (n)		$105,444	$101,432
0.500% due 01/15/2028 (n)		86,626	79,869
0.625% due 07/15/2032		33,773	29,449
1.125% due 01/15/2033		97,031	87,696
2.375% due 01/15/2027 (n)		6,367	6,320
2.500% due 01/15/2029 (n)		35,809	36,065
3.875% due 04/15/2029 (n)		13,946	15,021

U.S. Treasury Notes
0.125% due 12/15/2023 (n)		10,700	10,588
2.875% due 04/30/2025 (n)(p)		131,200	126,562
3.500% due 02/15/2033		28,170	25,850
4.000% due 02/29/2028 (n)(p)		10,200	9,937

			718,930

Total United States (Cost $7,133,127)			6,817,027

SHORT-TERM INSTRUMENTS 22.9%

COMMERCIAL PAPER 0.4%

AT&T, Inc.
5.700% due 03/19/2024		$48,750	47,410

REPURCHASE AGREEMENTS (k) 0.3%
			34,095

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(g)	ARS	670,942	917

HUNGARY TREASURY BILLS 0.2%
13.178% due 10/05/2023 (e)(f)	HUF	10,451,000	28,341

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 22.0%
(0.147)% due 10/02/2023 - 01/09/2024 (b)(d)(e)	JPY	442,250,000	$2,960,199

U.S. TREASURY BILLS 0.0%
5.411% due 10/05/2023 - 12/14/2023 (b)(d)(e)		$5,734	5,707

Total Short-Term Instruments (Cost $3,182,280)			3,076,669

Total Investments in Securities (Cost $16,877,693)			15,339,373

		SHARES
INVESTMENTS IN AFFILIATES 14.4%

SHORT-TERM INSTRUMENTS 14.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.4%

PIMCO Short Asset Portfolio		68,886,448	666,614

PIMCO Short-Term Floating NAV Portfolio III		130,590,022	1,269,466

Total Short-Term Instruments (Cost $1,955,301)			1,936,080

Total Investments in Affiliates (Cost $1,955,301)			1,936,080

Total Investments 128.5% (Cost $18,832,994)			$17,275,453

Financial Derivative Instruments (m)(o) 2.0% (Cost or Premiums, net $109,582)			264,741

Other Assets and Liabilities, net (30.5)%			(4,095,189)

Net Assets 100.0%			$13,445,005

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

34	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Payment in-kind security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

(j) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.290%	03/17/2026	03/10/2022	$8,500	$8,137	0.06%
Deutsche Bank AG	0.898	05/28/2024	05/25/2021	8,700	8,398	0.06
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	10,600	9,590	0.07
Deutsche Bank AG	3.035	05/28/2032	06/01/2021 - 06/21/2021	9,908	7,583	0.06
Deutsche Bank AG	3.729	01/14/2032	01/20/2021 - 01/28/2021	4,216	3,129	0.02
Oracle Corp.	1.650	03/25/2026	03/22/2021	20,595	18,665	0.14

				$62,519	$55,502	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$34,095	U.S. Treasury Notes 0.250% due 09/30/2025	$(34,777)	$34,095	$34,100

Total Repurchase Agreements						$(34,777)	$34,095	$34,100

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	3.500%	09/28/2023	TBD	(3)	EUR (295)	$(312)

Total Reverse Repurchase Agreements						$(312)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
United States (10.8)%
U.S. Government Agencies (10.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	10/01/2038	$156,600	$(137,445)	$(134,318)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2038	25,100	(21,813)	(21,560)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	1,132,350	(883,948)	(862,444)
Uniform Mortgage-Backed Security, TBA	2.500	10/01/2053	2,230	(1,832)	(1,770)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	107,700	(90,872)	(89,202)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2053	86,769	(81,631)	(79,672)
Uniform Mortgage-Backed Security, TBA	5.000	10/01/2053	99,000	(95,473)	(93,408)

Total Short Sales (10.8)%				$(1,313,014)	$(1,282,374)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$0	$(312)	$0	$(312)	$306	$(6)
FICC	34,100	0	0	34,100	(34,777)	(677)

Total Borrowings and Other Financing Transactions	$34,100	$(312)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(312)	$(312)

Total Borrowings	$0	$0	$0	$(312)	$(312)

Payable for reverse repurchase agreements					$(312)

(l)	Securities with an aggregate market value of $306 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(30,221) at a weighted average interest rate of 5.060%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

36	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	28	$70	$(28)	$(137)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	193	483	(156)	(1)

Total Written Options					$(184)	$(138)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	165	$39,002	$(805)	$2	$0
3-Month SOFR Active Contract June Futures	09/2025	2,757	660,887	(2,122)	310	0
3-Month SOFR Active Contract March Futures	06/2024	9,102	2,153,192	(5,147)	114	0
3-Month SOFR Active Contract September Futures	12/2025	2,759	662,126	(2,133)	379	0
Canada Government 10-Year Bond December Futures	12/2023	621	52,638	(1,144)	178	0
Euro-BTP December Futures	12/2023	1,588	184,227	(8,494)	2,435	(2,350)
Euro-Buxl 30-Year Bond December Futures	12/2023	217	28,072	(2,473)	647	(656)
Euro-Schatz December Futures	12/2023	5,693	631,927	(2,189)	1,234	(963)
Japan Government 10-Year Bond December Futures	12/2023	359	348,238	(2,619)	0	(793)

				$(27,126)	$5,299	$(4,762)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	11,044	$(2,634,270)	$9,306	$0	$(690)
3-Month SOFR Active Contract June Futures	09/2024	812	(192,474)	1,248	0	(20)
3-Month SOFR Active Contract September Futures	12/2024	2,758	(655,646)	3,857	0	(138)
Australia Government 3-Year Bond December Futures	12/2023	752	(50,932)	381	98	(28)
Australia Government 10-Year Bond December Futures	12/2023	3,369	(242,544)	6,593	2,049	0
Euro-Bobl December Futures	12/2023	9,986	(1,222,054)	13,104	7,601	(8,974)
Euro-Bund December Futures	12/2023	28	(3,808)	60	46	(46)
Euro-Oat December Futures	12/2023	3,577	(465,916)	13,328	5,862	(6,013)
U.S. Treasury 2-Year Note December Futures	12/2023	1,032	(209,198)	652	0	(105)
U.S. Treasury 5-Year Note December Futures	12/2023	10,362	(1,091,734)	9,022	0	(1,619)
U.S. Treasury 10-Year Note December Futures	12/2023	3,465	(374,437)	4,856	0	(704)
U.S. Treasury 10-Year Ultra December Futures	12/2023	1,746	(194,788)	5,389	0	(409)
U.S. Treasury Long-Term Bond December Futures	12/2023	63	(7,168)	418	0	(18)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	55	(6,528)	482	0	(21)
United Kingdom Long Gilt December Futures	12/2023	1,472	(169,110)	(1,013)	3,628	(2,299)

				$67,683	$19,284	$(21,084)

Total Futures Contracts				$40,557	$24,583	$(25,846)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2024	1.007%	$1,700	$92	$(9)	$83	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	1.271	2,100	84	82	166	2	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	1.468	3,100	139	140	279	1	0

						$315	$213	$528	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-40 10-Year Index	(1.000)%	Quarterly	06/20/2033		$304,700	$2,821	$(687)	$2,134	$201	$0
CDX.IG-41 10-Year Index	(1.000)	Quarterly	12/20/2033		797,400	7,923	(60)	7,863	534	0
iTraxx Europe Main 40 10-Year Index	(1.000)	Quarterly	12/20/2033	EUR	236,500	2,954	149	3,103	0	(525)

						$13,698	$(598)	$13,100	$735	$(525)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$200	$1	$2	$3	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	212,800	3,112	(227)	2,885	19	(25)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,639,800	21,267	(1,078)	20,189	0	(298)

					$24,380	$(1,303)	$23,077	$19	$(323)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	98,700	$965	$341	$1,306	$8	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	5.000	Annual	03/20/2029		196,500	5,148	673	5,821	0	(368)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		698,700	20,679	(4,436)	16,243	0	(3,610)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		86,600	4,407	(2,658)	1,749	0	(1,339)
Pay	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028	INR	2,473,510	(368)	7	(361)	35	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2033		1,537,950	469	(9)	460	0	(30)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023	JPY	34,030,000	421	(319)	102	8	0

38	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	11/02/2025	JPY	11,910,000	$9	$(372)	$(363)	$0	$(7)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		17,090,000	1,313	64	1,377	48	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		40,000	0	(8)	(8)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		35,816,070	(5,143)	(9,899)	(15,042)	0	(723)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		5,350,000	883	1,407	2,290	125	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		480,000	(1)	41	40	14	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	201	10,034	10,235	507	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		2,880,000	(3,629)	(1,209)	(4,838)	0	(202)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		11,350,000	(2,589)	(10,557)	(13,146)	0	(831)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.200	Annual	09/20/2053		710,000	94	(491)	(397)	0	(56)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/20/2028	SGD	88,960	(1,565)	118	(1,447)	0	(19)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028		166,800	(475)	1,794	1,319	30	0
Receive	1-Day USD-SOFR Compounded-OIS	2.117	Annual	03/31/2024	$	86,429	51	2,746	2,797	22	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Annual	06/15/2024		211,100	4,576	5,810	10,386	79	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		474,546	20,055	(2,585)	17,470	128	0
Pay	1-Day USD-SOFR Compounded-OIS	2.965	Annual	06/30/2024		181,800	0	(4,459)	(4,459)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	2.968	Annual	06/30/2024		334,900	0	(8,203)	(8,203)	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	1.298	Semi-Annual	08/25/2024		130,050	(27)	5,688	5,661	37	0
Receive	1-Day USD-SOFR Compounded-OIS	1.249	Semi-Annual	08/31/2024		142,550	(18)	6,227	6,209	41	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	09/17/2024		99,200	(18)	4,215	4,197	31	0
Receive	1-Day USD-SOFR Compounded-OIS	4.159	Annual	03/31/2025		711,200	(1,819)	15,293	13,474	0	(71)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		1,319,800	2,270	19,607	21,877	0	(274)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.200	Annual	05/13/2025		82,400	(25)	1,352	1,327	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		793,100	746	20,441	21,187	0	(110)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		569,600	(181)	2,044	1,863	0	(156)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		1,563,320	(1,240)	17,595	16,355	0	(762)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	130	30,838	30,968	0	(339)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		1,006,600	(8,434)	117,294	108,860	0	(437)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		241,600	9,058	22,658	31,716	0	(168)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,355	280	1,635	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		38,200	0	(712)	(712)	45	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.988%	Annual	11/30/2027	$	401,500	$(2,152)	$(5,227)	$(7,379)	$471	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.193	Annual	11/30/2027		132,300	(27)	(1,360)	(1,387)	158	0
Pay	1-Day USD-SOFR Compounded-OIS	0.400	Semi-Annual	01/15/2028		319,750	(1,873)	(54,870)	(56,743)	239	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		195,800	3,144	7,497	10,641	0	(238)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028		199,300	1,372	(30,541)	(29,169)	197	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		603,818	11,069	3,812	14,881	0	(897)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029		21,200	(34)	(3,239)	(3,273)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029		64,200	(106)	(9,456)	(9,562)	64	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029		14,800	(29)	(2,169)	(2,198)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	1.936	Annual	03/25/2029		12,990	(37)	(1,699)	(1,736)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		142,800	(11,766)	(13,923)	(25,689)	149	0
Pay	1-Day USD-SOFR Compounded-OIS	3.454	Annual	06/30/2029		78,700	0	(3,899)	(3,899)	110	0
Pay	1-Day USD-SOFR Compounded-OIS	3.898	Annual	06/30/2029		84,000	0	(2,193)	(2,193)	122	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029		6,700	(42)	(414)	(456)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029		28,300	(178)	(1,668)	(1,846)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.163	Annual	09/30/2029		17,600	0	(1,076)	(1,076)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.225	Annual	09/30/2029		114,200	7	(6,624)	(6,617)	161	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		18,700	(66)	(1,002)	(1,068)	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		65,100	(224)	(4,014)	(4,238)	99	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030		9,200	0	(250)	(250)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030		47,500	37	(1,307)	(1,270)	78	0
Pay	1-Day USD-SOFR Compounded-OIS	3.951	Annual	03/31/2030		148,600	0	(3,177)	(3,177)	245	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030		32,000	(118)	(1,542)	(1,660)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		10,500	(33)	(298)	(331)	18	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	(22)	147	125	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	01/15/2031		330,100	3,569	81,952	85,521	0	(377)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	0	2,303	2,303	0	(116)
Receive	1-Day USD-SOFR Compounded-OIS	3.048	Annual	11/15/2032		168,710	0	17,312	17,312	0	(296)
Receive	1-Day USD-SOFR Compounded-OIS	3.070	Annual	11/15/2032		77,900	0	7,861	7,861	0	(137)
Receive	1-Day USD-SOFR Compounded-OIS	3.086	Annual	11/15/2032		179,100	759	17,077	17,836	0	(315)
Receive	1-Day USD-SOFR Compounded-OIS	3.104	Annual	11/15/2032		76,300	0	7,491	7,491	0	(135)
Receive	1-Day USD-SOFR Compounded-OIS	3.106	Annual	11/15/2032		54,500	0	5,341	5,341	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	3.127	Annual	11/15/2032		32,000	0	3,083	3,083	0	(57)
Receive	1-Day USD-SOFR Compounded-OIS	3.159	Annual	11/15/2032		74,350	0	6,973	6,973	0	(132)
Receive	1-Day USD-SOFR Compounded-OIS	3.173	Annual	11/15/2032		4,100	(20)	400	380	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.174	Annual	11/15/2032		62,800	0	5,813	5,813	0	(112)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		8,880	(33)	(316)	(349)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		24,100	(86)	(557)	(643)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		29,200	(119)	(139)	(258)	48	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		25,300	(98)	(139)	(237)	44	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,600	(6)	(7)	(13)	0	(13)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		374,779	(18,568)	(3,528)	(22,096)	593	(34)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		101,570	26,070	13,709	39,779	0	(328)
Pay	1-Day USD-SOFR Compounded-OIS	2.906	Annual	09/16/2052		38,200	0	(7,239)	(7,239)	156	0
Pay	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		14,530	(1,067)	(2,160)	(3,227)	59	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		11,700	(77)	(1,257)	(1,334)	53	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.291	Annual	10/10/2053		12,470	0	(1,521)	(1,521)	58	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		162,100	20,490	(324)	20,166	0	(830)
Pay(6)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	461,800	(1,367)	(2,704)	(4,071)	0	(1,418)
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025	CAD	34,800	0	(1,565)	(1,565)	6	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		24,300	0	(1,089)	(1,089)	4	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		73,500	(817)	(3,256)	(4,073)	16	0
Pay	3-Month CAD-Bank Bill	1.000	Semi-Annual	06/16/2026		96,400	(3,604)	(4,703)	(8,307)	58	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		107,400	4,343	(13,327)	(8,984)	172	0
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		65,800	13	(8,147)	(8,134)	95	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		199,200	2,205	(24,802)	(22,597)	292	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		240,100	(2,491)	(30,574)	(33,065)	366	0
Receive	3-Month CAD-Bank Bill	3.250	Semi-Annual	03/15/2033		116,000	71	8,259	8,330	0	(243)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		36,900	(1,574)	(5,420)	(6,994)	150	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(257)	(7,108)	(7,365)	68	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	0	(1,941)	(1,941)	18	0

40	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343%	Annual	05/16/2027	CHF	30,200	$0	$(1,713)	$(1,713)	$19	$0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	03/16/2027	CNY	657,100	(546)	1,327	781	28	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	12/21/2027		688,000	(971)	1,659	688	46	0
Pay	3-Month CNY-CNREPOFIX	3.000	Quarterly	03/15/2028		814,600	1,434	1,666	3,100	55	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	06/21/2028		1,360,500	2,379	817	3,196	91	0
Pay	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028		754,900	527	37	564	50	0
Pay	3-Month CNY-CNREPOFIX	2.750	Quarterly	09/20/2028		663,700	1,940	(384)	1,556	43	0
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2028	KRW	337,234,110	(2,971)	(543)	(3,514)	0	(46)
Pay	3-Month KRW-KORIBOR	3.500	Quarterly	09/20/2033		38,430,180	(116)	(661)	(777)	0	0
Pay	3-Month NZD-BBR	0.528	Semi-Annual	03/17/2024	NZD	8,000	0	(124)	(124)	0	(2)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024		693,700	(2,182)	677	(1,505)	0	(106)
Pay(6)	3-Month NZD-BBR	5.000	Semi-Annual	03/20/2025		327,700	(243)	(1,372)	(1,615)	0	(135)
Pay(6)	3-Month NZD-BBR	5.250	Semi-Annual	03/20/2025		380,700	(69)	(1,276)	(1,345)	0	(157)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		110,000	(250)	(2,695)	(2,945)	0	(182)
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	135,100	312	(641)	(329)	0	(3)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029		171,800	635	(2,641)	(2,006)	0	(3)
Pay	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2026	THB	7,487,680	50	(846)	(796)	301	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(222)	(4,079)	(4,301)	0	(130)
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030		42,200	(923)	6,450	5,527	146	0
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/15/2032		41,300	(54)	(672)	(726)	0	(134)
Pay(6)	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/15/2032		851,200	(1,374)	(8,435)	(9,809)	0	(2,787)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		291,700	4,558	(11,530)	(6,972)	0	(1,497)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		478,000	(7,941)	(10,861)	(18,802)	0	(2,571)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	0	(1,439)	(1,439)	0	(53)
Receive	6-Month EUR-EURIBOR	1.000	Annual	03/30/2024	EUR	7,024	83	(2)	81	2	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025		300	(7)	(17)	(24)	0	0
Receive(6)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		646,100	87	467	554	0	(236)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	3,642	(5,137)	(1,495)	101	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(95)	(2,049)	(2,144)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(179)	(3,518)	(3,697)	3	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(191)	(2,656)	(2,847)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(144)	(3,763)	(3,907)	6	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(70)	(1,786)	(1,856)	3	0
Pay(6)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		3,033,700	16,355	(22,172)	(5,817)	2,534	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		230,010	(2,476)	5,463	2,987	228	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		600	(2)	(2)	(4)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		1,864,950	(22,420)	(32,361)	(54,781)	0	(940)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	2,193	(21,622)	(19,429)	0	(118)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	2,156	(6,691)	(4,535)	0	(12)
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		5,950	0	3,058	3,058	0	(13)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		307,400	3,320	14,267	17,587	0	(974)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	3,731,000	(142)	(328)	(470)	0	(9)
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	1,363,000	111	(7,999)	(7,888)	70	0
Pay(6)	CAONREPO Index	3.500	Annual	05/10/2025	CAD	1,819,500	(2,491)	(17,109)	(19,600)	886	0
Pay(6)	CAONREPO Index	4.600	Annual	08/30/2025		752,900	105	(1,465)	(1,360)	317	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2033		14,800	(255)	(583)	(838)	37	0
Pay	CAONREPO Index	3.250	Semi-Annual	06/21/2053		35,300	(1,867)	(1,130)	(2,997)	216	0

							$65,242	$13,495	$78,737	$10,985	$(25,507)

Total Swap Agreements							$103,635	$11,807	$115,442	$11,743	$(26,355)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$24,583	$11,821	$36,404	$(138)	$(25,846)	$(26,355)	$(52,339)

(n)

Securities with an aggregate market value of $403,269 and cash of $15,571 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $78 for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	$	1,152	AUD	1,805	$9	$0
	11/2023	AUD	1,805	$	1,153	0	(9)
	03/2024	CNH	815,469		113,139	355	0
BOA	10/2023	CAD	368,184		270,495	0	(578)
	10/2023	DKK	2,301,769		336,514	10,228	0
	10/2023	MYR	109,474		23,455	55	0

42	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023	$	1,110	AUD	1,714	$0	$(8)
	10/2023		359	CHF	329	0	0
	10/2023		145,597	DKK	1,028,197	155	0
	10/2023		1,017,148	EUR	963,208	1,204	0
	10/2023		6,779	GBP	5,454	0	(124)
	10/2023		56,729	THB	2,024,108	0	(1,062)
	11/2023	CHF	328	$	359	0	0
	11/2023	DKK	1,026,596		145,597	0	(154)
	11/2023	EUR	963,208		1,018,407	0	(1,201)
	11/2023	$	4,748	BRL	23,814	0	(31)
	11/2023		124	CLP	106,857	0	(4)
	11/2023		19,827	ZAR	379,416	124	0
	12/2023	JPY	70,704,400	$	491,888	13,832	0
	12/2023	KRW	126,751,860		95,479	1,381	0
	12/2023	TWD	176,335		5,575	78	0
	12/2023	$	26,859	INR	2,235,758	0	(57)
	01/2024		101	HUF	37,520	0	(1)
	02/2024		24	CNY	173	0	(1)
	03/2024	CNH	1,202,901	$	166,096	157	(428)
	03/2024	$	10	CNH	74	0	0
	03/2024		74	IDR	1,145,485	0	(1)
BPS	10/2023	AUD	65,931	$	42,377	8	(22)
	10/2023	BRL	6,947		1,393	11	0
	10/2023	CAD	18,446		13,621	40	0
	10/2023	EUR	921,791		1,003,792	29,228	0
	10/2023	KRW	927,440		700	14	0
	10/2023	NZD	79,265		47,254	0	(254)
	10/2023	$	1,925	AUD	2,971	0	(15)
	10/2023		1,400	BRL	6,947	0	(18)
	10/2023		3,286	CAD	4,467	3	0
	10/2023		3,448	EUR	3,212	0	(52)
	10/2023		532,642	GBP	437,324	1,579	(642)
	10/2023		2,700	IDR	41,646,018	0	(10)
	10/2023		1,300	KRW	1,724,754	0	(24)
	10/2023		56,045	MYR	262,678	102	0
	10/2023		384	NOK	4,045	0	(5)
	11/2023	EUR	56,925	$	60,406	148	0
	11/2023	GBP	413,001		502,409	0	(1,586)
	11/2023	KRW	4,993,533		3,700	2	0
	11/2023	TWD	29,265		929	18	0
	12/2023	KRW	187,811,494		141,603	2,176	0
	12/2023	TWD	4,052		128	2	0
	12/2023	$	4	KRW	4,694	0	0
	12/2023		178	MXN	3,171	2	0
	02/2024		43	CNY	308	0	(1)
	03/2024	CNH	830,139	$	115,335	522	0
	03/2024	IDR	69,450,802		4,532	55	0
	03/2024	TWD	1,638,793		52,029	521	0
	03/2024	$	3,237	IDR	49,889,684	0	(21)
	04/2024	DKK	521,133	$	76,259	1,589	0
	10/2024		212,700		31,191	405	0
BRC	10/2023	GBP	12,931		16,230	453	0
	10/2023	JPY	86,810,000		626,526	43,974	0
	10/2023	NZD	2,528		1,497	0	(18)
	10/2023	$	836	MXN	14,818	12	0
	10/2023		3,494	SEK	38,245	6	0
	11/2023	CAD	13,571	$	10,107	112	0
	11/2023	JPY	110,940,000		775,854	27,719	0
	11/2023	NZD	49,661		29,948	184	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023	SEK	38,198	$	3,494	$0	$(6)
	12/2023	JPY	35,071,000		241,653	4,268	0
	12/2023	TWD	182,140		5,761	83	0
	01/2024	$	1,316	PLN	5,755	0	(5)
	04/2024	JPY	5,270,132	$	43,137	6,805	0
	05/2024		3,720,000		30,089	4,321	0
	10/2024	DKK	338,500		49,460	465	0
BSH	10/2023	$	126	MXN	2,156	0	(3)
	01/2024	BRL	184,000	$	36,929	728	0
CBK	10/2023	AUD	42,431		27,338	56	0
	10/2023	BRL	380,037		77,167	1,561	0
	10/2023	EUR	37,286		40,311	890	0
	10/2023	GBP	11,147		13,653	52	0
	10/2023	NOK	89,561		8,340	0	(33)
	10/2023	THB	566		16	0	0
	10/2023	$	75,892	BRL	380,037	0	(286)
	10/2023		20	CLP	16,609	0	(2)
	10/2023		23,164	GBP	18,699	0	(349)
	10/2023	ZAR	4	$	0	0	0
	11/2023	CLP	14,097,895		16,434	609	0
	11/2023	DKK	633,994		90,232	221	0
	11/2023	GBP	15,196		18,630	86	0
	11/2023	PEN	51,981		13,982	286	0
	11/2023	$	83,880	BRL	415,587	0	(1,561)
	11/2023		39,123	MXN	682,865	5	(221)
	11/2023		8,340	NOK	89,485	33	0
	11/2023		2,392	ZAR	45,968	26	0
	12/2023	JPY	24,764,600	$	168,936	1,391	0
	12/2023	KRW	217,681,456		164,910	3,308	0
	12/2023	MXN	7,287		408	0	(5)
	12/2023	TWD	301,181		9,518	129	0
	12/2023	$	421	MXN	7,323	0	(6)
	03/2024	TWD	74,918	$	2,371	16	0
DUB	10/2023	$	585	CZK	13,439	0	(3)
	10/2023		51,351	JPY	7,634,850	0	(261)
	10/2023		32,218	THB	1,145,563	0	(712)
	11/2023	JPY	7,598,643	$	51,351	259	0
	11/2023	RON	1,180		253	2	0
	12/2023	ILS	43,010		11,299	0	(21)
	12/2023	KRW	74,140,642		55,909	869	0
	12/2023	TWD	213,648		6,764	104	0
	12/2023	$	17,023	CLP	15,235,409	20	0
	01/2024		127	PLN	559	0	0
	03/2024	CNH	595,993	$	82,710	281	0
GLM	10/2023	MXN	287,675		16,543	41	(1)
	10/2023	$	21,820	MXN	376,151	0	(239)
	10/2023		73	NOK	778	0	0
	10/2023		337	ZAR	6,454	4	0
	11/2023	TWD	176,057	$	5,575	91	0
	11/2023	$	10,370	MXN	175,678	0	(340)
	12/2023		38,592		670,563	0	(577)
	01/2024	BRL	46,000	$	9,080	29	0
	03/2024	CNH	887,759		122,946	164	0
	03/2024	$	10,020	IDR	154,173,272	0	(82)
IND	10/2023	CAD	13,586	$	10,061	59	0
JPM	10/2023		10,966		8,157	84	0
	10/2023	NOK	603,654		55,977	0	(457)
	10/2023	$	45	CNY	324	0	0
	11/2023	MXN	473	$	27	0	0

44	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023	$	450	MXN	7,771	$0	$(6)
	11/2023		55,977	NOK	603,155	457	0
	11/2023		3,850	ZAR	73,698	26	0
	12/2023	KRW	175,327,771	$	132,584	2,424	0
	12/2023	SGD	8,971		6,612	26	0
	12/2023	TWD	1,183,814		37,461	557	0
	12/2023	$	41,860	INR	3,488,039	33	(78)
	12/2023		1,554	TWD	49,530	0	(10)
	01/2024	BRL	71,200	$	14,228	220	0
	02/2024	CNY	323		45	0	0
	03/2024	TWD	49,530		1,568	11	0
	03/2024	$	6,333	IDR	97,774,168	0	(30)
	10/2024	JPY	15,660,164	$	127,058	15,994	0
MBC	10/2023	EUR	25,573		27,389	352	0
	10/2023	HUF	12,701		34	0	0
	10/2023	JPY	67,467,675		482,422	29,444	0
	10/2023	$	2,545	AUD	3,930	0	(18)
	10/2023		297,900	CAD	402,803	0	(1,339)
	10/2023		7,529	EUR	7,027	0	(100)
	10/2023		28,223	NZD	47,768	406	0
	10/2023		10,874	THB	391,506	0	(107)
	11/2023	CAD	392,475	$	290,369	1,292	0
	11/2023	JPY	61,740,000		435,474	19,619	0
	11/2023	ZAR	7,469		389	0	(4)
	12/2023	ILS	63,461		16,666	0	(38)
	01/2024	$	2,074	HUF	761,044	0	(42)
	03/2024	JPY	10,500,263	$	85,777	13,752	0
	03/2024	$	7,725	IDR	119,090,575	0	(49)
	03/2024		22	TWD	704	0	0
	04/2024	DKK	611,151	$	91,116	3,548	0
	10/2024	JPY	10,540,000		84,527	9,776	0
MYI	10/2023	AUD	11,554		7,455	27	0
	10/2023	SEK	38,386		3,554	40	0
	10/2023	$	75,734	AUD	118,076	183	0
	10/2023		17,366	CAD	23,478	0	(80)
	10/2023		4,219	GBP	3,451	0	(8)
	10/2023		406,236	JPY	58,700,700	0	(13,431)
	11/2023	AUD	118,076	$	75,814	0	(179)
	11/2023	TWD	84,192		2,655	32	0
	11/2023	$	98	ZAR	1,858	0	0
	11/2023	ZAR	40,223	$	2,113	0	(2)
	12/2023	KRW	2,640,717		1,979	19	0
	12/2023	TWD	113,640		3,612	70	0
	02/2024	$	26	CNY	180	0	0
	03/2024	CNH	778,172	$	107,905	280	0
	03/2024	$	51,112	IDR	786,553,557	0	(410)
	10/2024	DKK	134,400	$	19,474	21	0
	10/2024	JPY	5,720,000		46,773	6,206	0
NGF	10/2023	THB	1,841,540		50,128	0	(519)
	10/2023	$	187,931	JPY	27,936,000	0	(994)
	11/2023	JPY	27,803,696	$	187,931	986	0
	12/2023	$	60,804	INR	5,017,491	0	(655)
	03/2024	TWD	1,499,728	$	47,716	580	0
RBC	10/2023	$	12,188	EUR	11,203	0	(343)
	11/2023		4,116	MXN	69,798	0	(131)
	12/2023		33,481		594,582	301	0
RYL	10/2023	CAD	11,524	$	8,529	45	0
SCX	10/2023	BRL	75,282		15,034	57	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023	MYR	152,403	$	32,675	$99	$0
	10/2023	$	15,758	BRL	75,282	0	(781)
	10/2023		45	CNY	325	0	0
	10/2023		1,313	DKK	9,170	0	(13)
	10/2023		23,908	NZD	40,135	147	0
	11/2023	NZD	40,135	$	23,908	0	(147)
	12/2023	KRW	187,352		142	3	0
	12/2023	TWD	217,294		6,886	113	0
	12/2023	$	38,600	INR	3,216,010	0	(47)
	02/2024	CNY	324	$	45	0	0
	03/2024	CNH	763,977		105,529	0	(133)
	03/2024	TWD	956,352		30,298	239	0
	03/2024	$	4,149	IDR	63,716,529	0	(42)
SSB	10/2023		62,831	BRL	305,507	0	(2,052)
	10/2023		64,973	NOK	688,330	0	(623)
TOR	10/2023	JPY	74,350,144	$	509,364	11,839	0
	10/2023	$	4,702	AUD	7,371	36	0
	10/2023		1,364	CAD	1,847	0	(4)
	10/2023		31,172	JPY	4,647,738	0	(71)
	10/2023	ZAR	29	$	2	0	0
	11/2023	AUD	7,371		4,707	0	(36)
	11/2023	JPY	4,846,806		32,663	74	0
	11/2023	$	12,153	MXN	210,818	0	(115)
	12/2023		23,156	INR	1,933,641	25	0
	03/2024	CNH	403,123	$	55,834	80	0
UAG	10/2023	AUD	57,546		36,978	45	(67)
	10/2023	CHF	329		376	16	0
	10/2023	GBP	440,850		558,106	20,225	0
	10/2023	JPY	9,543,250		65,714	1,854	0
	10/2023	NZD	55,771		33,170	0	(256)
	10/2023	$	26,695	AUD	41,595	48	0
	11/2023	AUD	41,595	$	26,723	0	(46)
	11/2023	SEK	141		13	0	0
	12/2023	KRW	74,810,895		56,470	932	0

Total Forward Foreign Currency Contracts						$306,368	$(34,503)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC USD versus MXN	MXN 17.150	12/08/2023	44,067	$459	$367

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/15/2024	299,900	$600	$1,238
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.180	01/11/2024	50,880	1,454	8,286

46	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750%	07/10/2024	162,400	$442	$678
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	526,100	789	684
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	286,600	443	373
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	461,400	588	600
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/26/2024	433,200	598	564
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.750	06/20/2024	1,073,300	2,630	4,581

							$7,544	$17,004

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR 97.000	05/23/2025	21,400	$1,620	$10,396

Total Purchased Options					$9,623	$27,767

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Call - OTC USD versus MXN	MXN 18.200	10/11/2023	44,067	$(225)	$(59)
	Put - OTC USD versus MXN	16.600	12/08/2023	44,067	(134)	(80)

					$(359)	$(139)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	31,900	$(99)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	31,900	(99)	(518)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.310	01/11/2024	450,600	(1,454)	(12,632)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/15/2024	299,900	(300)	(622)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	6,000	(13)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	6,000	(13)	(19)
	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	21,400	(1,620)	(9,595)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080%	10/12/2023	6,600	$(17)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	6,600	(17)	(22)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	40,700	(87)	(86)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	40,700	(87)	(112)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	800	(6)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	800	(6)	(18)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	18,200	(110)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	18,200	(110)	(437)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	7,600	(59)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	7,600	(59)	(163)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	07/10/2024	162,400	(244)	(339)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	38,100	(298)	(14)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	38,100	(298)	(857)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	2,100	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	2,100	(7)	(40)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	12,800	(79)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	12,800	(79)	(308)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	14,700	(95)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	14,700	(95)	(338)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	13,800	(97)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	13,800	(97)	(301)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	13,400	(93)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	13,400	(93)	(286)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	13,800	(96)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	13,800	(96)	(290)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	15,400	(106)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	15,400	(106)	(361)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	14,500	(99)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	14,500	(99)	(356)

48	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088%	11/03/2023	10,700	$(78)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	10,700	(78)	(236)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	6,400	(42)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	6,400	(42)	(152)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	20,100	(73)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	20,100	(73)	(312)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	23,900	(83)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	23,900	(83)	(394)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	15,800	(49)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	15,800	(49)	(240)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	13,700	(107)	(5)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	13,700	(107)	(307)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	14,600	(110)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	14,600	(110)	(322)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	9,000	(23)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	9,000	(23)	(21)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	28,200	(55)	(19)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	28,200	(55)	(69)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	8,400	(29)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	8,400	(29)	(162)
JPM	Call - OTC 1-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.820	12/16/2024	126,000	(890)	(88)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	9,400	(54)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	9,400	(54)	(307)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	5,000	(26)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	5,000	(26)	(136)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	5,000	(26)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	5,000	(26)	(146)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	10,000	(68)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	10,000	(68)	(235)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580%	10/02/2023	7,900	$(28)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	7,900	(28)	(152)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	21,800	(142)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	21,800	(142)	(496)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	25,300	(160)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	25,300	(160)	(615)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	14,900	(115)	(6)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	14,900	(115)	(319)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	16,100	(123)	(7)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	16,100	(123)	(338)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.250	06/20/2024	1,073,300	(1,342)	(2,244)

							$(11,354)	$(35,057)

Total Written Options							$(11,713)	$(35,196)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.409%	$7,820	$(189)	$268	$79	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	20,100	(487)	690	203	0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	4,380	(106)	150	44	0

							$(782)	$1,108	$326	$0

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
AZD	Floating rate equal to 3-Month AUD-LIBOR plus 0.290% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	01/04/2031	AUD 101,200	$76,244	$486	$(351)	$135	$0

50	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(6)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD 87,700	$60,513	$13	$136	$149	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	86,300	59,547	(319)	139	0	(180)
MYC	Floating rate equal to 3-Month AUD-LIBOR plus 0.298% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	10/14/2030	32,300	23,204	173	(89)	84	0

							$353	$(165)	$368	$(180)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
GST	Receive	3-Month MYR-KLIBOR	3.500%	Quarterly	09/20/2028	MYR 646,570	$2,250	$144	$2,394	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	277,980	1,761	243	2,004	0

							$4,011	$387	$4,398	$0

TOTAL RETURN SWAPS ON INTEREST RATE INDICES

Counterparty	Pay/ Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$271,900	$3,275	$4,874	$8,149	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	73,900	921	767	1,688	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	36,700	443	1,048	1,491	0

								$4,639	$6,689	$11,328	$0

Total Swap Agreements								$8,221	$8,019	$16,420	$(180)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(8)
AZD	$364	$0	$135	$499	$(9)	$0	$0	$(9)	$490	$(80)	$410
BOA	27,214	9,524	79	36,817	(3,650)	(13,772)	0	(17,422)	19,395	(16,521)	2,874
BPS	36,425	10,396	8,149	54,970	(2,650)	(9,616)	0	(12,266)	42,704	(44,790)	(2,086)
BRC	88,402	0	203	88,605	(29)	(221)	0	(250)	88,355	(86,260)	2,095
BSH	728	0	0	728	(3)	0	0	(3)	725	(787)	(62)
CBK	8,669	0	193	8,862	(2,463)	(18)	0	(2,481)	6,381	(6,260)	121
DUB	1,535	1,045	0	2,580	(997)	(1,081)	0	(2,078)	502	0	502
FAR	0	684	0	684	0	(911)	0	(911)	(227)	661	434
GLM	329	373	0	702	(1,239)	(4,486)	(180)	(5,905)	(5,203)	5,427	224
GST	0	0	4,398	4,398	0	0	0	0	4,398	(4,370)	28
IND	59	0	0	59	0	0	0	0	59	0	59
JPM	19,832	600	1,688	22,120	(581)	(679)	0	(1,260)	20,860	(20,575)	285
MBC	78,189	0	0	78,189	(1,697)	0	0	(1,697)	76,492	(74,510)	1,982
MYC	0	564	1,575	2,139	0	(387)	0	(387)	1,752	(1,260)	492
MYI	6,878	0	0	6,878	(14,110)	0	0	(14,110)	(7,232)	7,200	(32)
NGF	1,566	4,581	0	6,147	(2,168)	(4,025)	0	(6,193)	(46)	(904)	(950)
RBC	301	0	0	301	(474)	0	0	(474)	(173)	485	312
RYL	45	0	0	45	0	0	0	0	45	0	45
SCX	658	0	0	658	(1,163)	0	0	(1,163)	(505)	0	(505)
SSB	0	0	0	0	(2,675)	0	0	(2,675)	(2,675)	3,427	752
TOR	12,054	0	0	12,054	(226)	0	0	(226)	11,828	(11,150)	678
UAG	23,120	0	0	23,120	(369)	0	0	(369)	22,751	(22,970)	(219)

Total Over the Counter	$306,368	$27,767	$16,420	$350,555	$(34,503)	$(35,196)	$(180)	$(69,879)

(p)

Securities with an aggregate market value of $17,200 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

52	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(8)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$24,583	$24,583
Swap Agreements	0	758	0	0	11,063	11,821

	$0	$758	$0	$0	$35,646	$36,404

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$306,368	$0	$306,368
Purchased Options	0	0	0	367	27,400	27,767
Swap Agreements	0	326	0	368	15,726	16,420

	$0	$326	$0	$307,103	$43,126	$350,555

	$0	$1,084	$0	$307,103	$78,772	$386,959

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$138	$138
Futures	0	0	0	0	25,846	25,846
Swap Agreements	0	848	0	0	25,507	26,355

	$0	$848	$0	$0	$51,491	$52,339

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$34,503	$0	$34,503
Written Options	0	0	0	139	35,057	35,196
Swap Agreements	0	0	0	180	0	180

	$0	$0	$0	$34,822	$35,057	$69,879

	$0	$848	$0	$34,822	$86,548	$122,218

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,385	$1,385
Futures	0	0	0	0	110,547	110,547
Swap Agreements	0	(3,681)	0	0	(98,571)	(102,252)

	$0	$(3,681)	$0	$0	$13,361	$9,680

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$469,726	$0	$469,726
Written Options	0	0	0	0	6,217	6,217
Swap Agreements	0	3,112	0	0	14,491	17,603

	$0	$3,112	$0	$469,726	$20,708	$493,546

	$0	$(569)	$0	$469,726	$34,069	$503,226

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(265)	$(265)
Futures	0	0	0	0	33,528	33,528
Swap Agreements	0	7,343	0	0	(48,486)	(41,143)

	$0	$7,343	$0	$0	$(15,223)	$(7,880)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$226,412	$0	$226,412
Purchased Options	0	0	0	(92)	8,347	8,255
Written Options	0	0	0	220	(8,475)	(8,255)
Swap Agreements	0	(3,032)	0	135	17,009	14,112

	$0	$(3,032)	$0	$226,675	$16,881	$240,524

	$0	$4,311	$0	$226,675	$1,658	$232,644

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$1,661	$0	$1,661
Australia
Non-Agency Mortgage-Backed Securities	0	2,118	0	2,118
Sovereign Issues	0	169,871	0	169,871
Belgium
Corporate Bonds & Notes	0	7,819	0	7,819
Brazil
Sovereign Issues	0	58,254	0	58,254
Canada
Corporate Bonds & Notes	0	8,700	0	8,700
Non-Agency Mortgage-Backed Securities	0	19,633	0	19,633
Sovereign Issues	0	17,628	0	17,628
Cayman Islands
Asset-Backed Securities	0	507,165	0	507,165

54	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

(Unaudited)

September 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Corporate Bonds & Notes	$0	$15,696	$0	$15,696
Sovereign Issues	0	9,728	0	9,728
China
Sovereign Issues	0	581,225	0	581,225
Denmark
Corporate Bonds & Notes	0	568,113	0	568,113
France
Corporate Bonds & Notes	0	81,257	0	81,257
Sovereign Issues	0	188,670	0	188,670
Germany
Corporate Bonds & Notes	0	166,009	0	166,009
Hungary
Sovereign Issues	0	17,629	0	17,629
Ireland
Asset-Backed Securities	0	156,838	0	156,838
Corporate Bonds & Notes	0	20,103	0	20,103
Non-Agency Mortgage-Backed Securities	0	4,767	0	4,767
Israel
Sovereign Issues	0	37,476	0	37,476
Italy
Corporate Bonds & Notes	0	59,160	0	59,160
Sovereign Issues	0	25,708	0	25,708
Japan
Corporate Bonds & Notes	0	23,522	0	23,522
Sovereign Issues	0	873,108	0	873,108
Luxembourg
Corporate Bonds & Notes	0	2,949	0	2,949
Malaysia
Corporate Bonds & Notes	0	8,987	0	8,987
Mexico
Sovereign Issues	0	4,708	0	4,708
New Zealand
Sovereign Issues	0	6,509	0	6,509
Norway
Sovereign Issues	0	12,172	0	12,172
Peru
Sovereign Issues	0	16,799	0	16,799
Poland
Sovereign Issues	0	41,788	0	41,788
Qatar
Corporate Bonds & Notes	0	12,298	0	12,298
Loan Participations and Assignments	0	0	11,800	11,800
Republic of Korea
Sovereign Issues	0	70,434	0	70,434
Romania
Sovereign Issues	0	112,535	0	112,535
Saudi Arabia
Corporate Bonds & Notes	0	964	0	964
Sovereign Issues	0	69,044	0	69,044
Serbia
Loan Participations and Assignments	0	0	27,870	27,870
South Korea
Sovereign Issues	0	506,360	0	506,360
Spain
Corporate Bonds & Notes	0	13,456	0	13,456
Sovereign Issues	0	85,762	0	85,762
Supranational
Corporate Bonds & Notes	0	9,306	0	9,306
Switzerland
Corporate Bonds & Notes	0	132,617	0	132,617

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)

(Unaudited)

September 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
United Arab Emirates
Corporate Bonds & Notes	$0	$6,596	$0	$6,596
United Kingdom
Corporate Bonds & Notes	0	238,671	0	238,671
Non-Agency Mortgage-Backed Securities	0	305,792	0	305,792
Sovereign Issues	0	126,402	0	126,402
United States
Asset-Backed Securities	0	492,188	284	492,472
Corporate Bonds & Notes	0	250,757	0	250,757
Loan Participations and Assignments	0	31,985	0	31,985
Municipal Bonds & Notes	0	13,245	0	13,245
Non-Agency Mortgage-Backed Securities	16,500	711,722	1,106	729,328
Preferred Securities	0	9,375	0	9,375
U.S. Government Agencies	0	4,570,935	0	4,570,935
U.S. Treasury Obligations	0	718,930	0	718,930
Short-Term Instruments
Commercial Paper	0	47,410	0	47,410
Repurchase Agreements	0	34,095	0	34,095
Argentina Treasury Bills	0	917	0	917
Hungary Treasury Bills	0	28,341	0	28,341
Japan Treasury Bills	0	2,960,199	0	2,960,199
U.S. Treasury Bills	0	5,707	0	5,707

	$16,500	$15,281,813	$41,060	$15,339,373

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,936,080	$0	$0	$1,936,080

Total Investments	$1,952,580	$15,281,813	$41,060	$17,275,453

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(1,282,374)	$0	$(1,282,374)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23,778	12,548	0	36,326
Over the counter	0	350,555	0	350,555

	$23,778	$363,103	$0	$386,881

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22,122)	(30,217)	0	(52,339)
Over the counter	0	(69,879)	0	(69,879)

	$(22,122)	$(100,096)	$0	$(122,218)

Total Financial Derivative Instruments	$1,656	$263,007	$0	$264,663

Totals	$1,954,236	$14,262,446	$41,060	$16,257,742

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

56	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Notes to Financial Statements (Cont.)

from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes  The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of September 30, 2023, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

58	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

(e) Distributions to Shareholders  Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Notes to Financial Statements (Cont.)

expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

60	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Notes to Financial Statements (Cont.)

obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan- level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

62	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	63

Notes to Financial Statements (Cont.)

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments.

64	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	65

Notes to Financial Statements (Cont.)

Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$644,350	$16,903	$0	$0	$5,361	$666,614	$16,903	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$720,339	$7,283,823	$(6,734,800)	$244	$(140)	$1,269,466	$32,822	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions  involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

66	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Notes to Financial Statements (Cont.)

created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

68	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Notes to Financial Statements (Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to

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repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

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(d) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized

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appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from

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writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options  may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in

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accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that

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amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference

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credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements  are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

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Notes to Financial Statements (Cont.)

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements   are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the

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full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could

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Notes to Financial Statements (Cont.)

potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

80	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	81

Notes to Financial Statements (Cont.)

addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be

82	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

Notes to Financial Statements (Cont.)

between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

84	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	85

Notes to Financial Statements (Cont.)

commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed as set forth above (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $28,221.

86	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$39,992,534	$37,704,479	$1,495,056	$1,049,547

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	87

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023
	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	171,017	$1,621,199	463,556	$4,484,371

I-2	62,810	595,350	213,571	2,047,582

I-3	2,643	25,076	5,039	49,107

Administrative Class	1,082	10,277	3,283	31,898

Class A	8,969	85,002	16,802	162,350

Class C	59	561	275	2,635

Class R	395	3,743	676	6,510

Issued as reinvestment of distributions

Institutional Class	13,769	130,473	32,693	312,870

I-2	1,527	14,468	4,676	44,834

I-3	185	1,752	508	4,869

Administrative Class	116	1,096	341	3,268

Class A	842	7,983	2,604	24,934

Class C	28	267	102	978

Class R	74	700	217	2,073

Cost of shares redeemed

Institutional Class	(88,159)	$(835,106)	(409,331)	$(3,965,701)

I-2	(49,845)	(472,179)	(159,869)	(1,548,108)

I-3	(1,738)	(16,493)	(7,933)	(76,413)

Administrative Class	(1,779)	(16,885)	(4,892)	(47,145)

Class A	(14,429)	(136,787)	(32,618)	(317,260)

Class C	(477)	(4,521)	(1,587)	(15,358)

Class R	(483)	(4,573)	(1,741)	(16,859)

Net increase (decrease) resulting from Fund share transactions	106,606	$1,011,403	126,372	$1,191,435

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

88	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

September 30, 2023

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$17,629,563	$988,245	$(2,188,192)	$(1,199,947)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	89

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
BSH	Banco Santander S.A. - New York Branch	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
DUB	Deutsche Bank AG	RYL	NatWest Markets Plc
FAR	Wells Fargo Bank National Association	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TOR	The Toronto-Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford
IND	Crédit Agricole Corporate and Investment Bank S.A.

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	SOFRINDX	Secured Overnight Financing Rate Index
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR006M	6 Month EUR Swap Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month
MUTKCALM	Tokyo Overnight Average Rate

90	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.
ALT	Alternate Loan Trust	MIBOR	Mumbai Interbank Offered Rate
BABs	Build America Bonds	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	PRIBOR	Prague Interbank Offered Rate
CLO	Collateralized Loan Obligation	STIBOR	Stockholm Interbank Offered Rate
DAC	Designated Activity Company	TBA	To-Be-Announced
EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
KORIBOR	Korea Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	91

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and

92	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience,

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures

94	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels

96	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the

98	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(Unaudited)

same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

100	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0203	$0.0000	$0.0000	$0.0203

May 2023	$0.0236	$0.0000	$0.0000	$0.0236

June 2023	$0.0310	$0.0000	$0.0000	$0.0310

July 2023	$0.0226	$0.0000	$0.0000	$0.0226

August 2023	$0.0257	$0.0000	$0.0000	$0.0257

September 2023	$0.0296	$0.0000	$0.0000	$0.0296

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0195	$0.0000	$0.0000	$0.0195

May 2023	$0.0228	$0.0000	$0.0000	$0.0228

June 2023	$0.0302	$0.0000	$0.0000	$0.0302

July 2023	$0.0219	$0.0000	$0.0000	$0.0219

August 2023	$0.0249	$0.0000	$0.0000	$0.0249

September 2023	$0.0288	$0.0000	$0.0000	$0.0288

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0192	$0.0000	$0.0000	$0.0192

May 2023	$0.0224	$0.0000	$0.0000	$0.0224

June 2023	$0.0298	$0.0000	$0.0000	$0.0298

July 2023	$0.0215	$0.0000	$0.0000	$0.0215

August 2023	$0.0245	$0.0000	$0.0000	$0.0245

September 2023	$0.0284	$0.0000	$0.0000	$0.0284

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0184	$0.0000	$0.0000	$0.0184

May 2023	$0.0216	$0.0000	$0.0000	$0.0216

June 2023	$0.0289	$0.0000	$0.0000	$0.0289

July 2023	$0.0208	$0.0000	$0.0000	$0.0208

August 2023	$0.0237	$0.0000	$0.0000	$0.0237

September 2023	$0.0276	$0.0000	$0.0000	$0.0276

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Distribution Information (Cont.)

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0173	$0.0000	$0.0000	$0.0173

May 2023	$0.0204	$0.0000	$0.0000	$0.0204

June 2023	$0.0277	$0.0000	$0.0000	$0.0277

July 2023	$0.0196	$0.0000	$0.0000	$0.0196

August 2023	$0.0225	$0.0000	$0.0000	$0.0225

September 2023	$0.0264	$0.0000	$0.0000	$0.0264

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0119	$0.0000	$0.0000	$0.0119

May 2023	$0.0143	$0.0000	$0.0000	$0.0143

June 2023	$0.0215	$0.0000	$0.0000	$0.0215

July 2023	$0.0140	$0.0000	$0.0000	$0.0140

August 2023	$0.0165	$0.0000	$0.0000	$0.0165

September 2023	$0.0204	$0.0000	$0.0000	$0.0204

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0155	$0.0000	$0.0000	$0.0155

May 2023	$0.0184	$0.0000	$0.0000	$0.0184

June 2023	$0.0256	$0.0000	$0.0000	$0.0256

July 2023	$0.0178	$0.0000	$0.0000	$0.0178

August 2023	$0.0205	$0.0000	$0.0000	$0.0205

September 2023	$0.0244	$0.0000	$0.0000	$0.0244

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

102	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4019SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Investment Grade Credit Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the period ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Important Information About the PIMCO Investment Grade Credit Bond Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Investment Grade Credit Bond Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Investment Grade Credit Bond Fund (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Investment Grade Credit Bond Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Investment Grade Credit Bond Fund	04/28/00	04/28/00	04/30/08	04/27/18	09/30/02	07/30/04	07/30/04	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

6	PIMCO INVESTMENT GRADE CREDIT BOND FUND

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Investment Grade Credit Bond Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Credit Bond Fund Institutional Class	(3.23)%	3.67%	0.60%	2.51%	5.82%

PIMCO Investment Grade Credit Bond Fund I-2	(3.27)%	3.57%	0.50%	2.41%	5.72%

PIMCO Investment Grade Credit Bond Fund I-3	(3.30)%	3.52%	0.45%	2.36%	5.67%

PIMCO Investment Grade Credit Bond Fund Administrative Class	(3.35)%	3.41%	0.35%	2.26%	5.56%

PIMCO Investment Grade Credit Bond Fund Class A	(3.42)%	3.26%	0.20%	2.11%	5.40%

PIMCO Investment Grade Credit Bond Fund Class A (adjusted)	(7.08)%	(0.61)%	(0.56)%	1.72%	5.23%

PIMCO Investment Grade Credit Bond Fund Class C	(3.78)%	2.49%	(0.55)%	1.35%	4.62%

PIMCO Investment Grade Credit Bond Fund Class C (adjusted)	(4.73)%	1.50%	(0.55)%	1.35%	4.62%

Bloomberg U.S. Credit Index	(3.31)%	3.47%	0.86%	2.12%	4.66%

Lipper Corporate Debt Funds BBB-Rated Funds Average	(3.59)%	2.75%	0.61%	1.88%	4.45%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.04% for Institutional Class shares, 1.14% for I-2 shares, 1.24% for I-3 shares, 1.29% for Administrative Class shares, 1.44% for Class A shares, and 2.19% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Institutional Class - PIGIX	I-2 - PBDPX	I-3 - PCNNX	Administrative Class - PGCAX
Class A - PBDAX	Class C - PBDCX

Allocation Breakdown as of September 30, 2023†§

Banking & Finance	26.9%
Industrials	24.3%
U.S. Treasury Obligations	18.4%
Utilities	8.0%
U.S. Government Agencies	7.3%
Asset-Backed Securities	4.5%
Preferred Securities	4.2%
Sovereign Issues	2.5%
Non-Agency Mortgage-Backed Securities	2.5%
Short-Term Instruments‡	0.5%
Other	0.9%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Investment Grade Credit Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment grade fixed income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Tactical exposure to securitized credit, notably residential mortgage credit, contributed to performance, as spreads tightened.

»	Overweight exposure to the banking sector contributed to performance, as the sector outperformed the broader Bloomberg U.S. Credit Index (the “benchmark”).

»	Security selection within the specialty finance sector, notably to a U.S. storage real estate investment trust, contributed to performance, as spreads tightened.
»	Security selection within the healthcare sector, notably underweight exposure to pharmaceutical issuers, detracted from performance, as spreads tightened.

»	Underweight exposure to the energy sector detracted from performance, as the sector outperformed the benchmark.

»	Security selection within the technology sector, notably underweight exposure to a global semiconductor manufacturer, detracted from performance, as spreads tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Investment Grade Credit Bond Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$967.70	$4.81	$1,000.00	$1,020.04	$4.94	0.98%
I-2	1,000.00	967.30	5.30	1,000.00	1,019.55	5.44	1.08
I-3	1,000.00	967.00	5.54	1,000.00	1,019.30	5.69	1.13
Administrative Class	1,000.00	966.50	6.03	1,000.00	1,018.80	6.19	1.23
Class A	1,000.00	965.80	6.76	1,000.00	1,018.05	6.94	1.38
Class C	1,000.00	962.20	10.42	1,000.00	1,014.31	10.70	2.13

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Benchmark Description

Index*	Benchmark Description

Bloomberg U.S. Credit Index	Bloomberg U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Bloomberg Credit Investment Grade Index.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Investment Grade Credit Bond Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2023 - 09/30/2023+	$8.88	$0.16	$(0.44)	$(0.28)	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2023	9.75	0.32	(0.82)	(0.50)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.72	0.34	(0.82)	(0.48)	(0.40)	(0.09)	0.00	(0.49)

03/31/2021	10.16	0.33	0.64	0.97	(0.37)	(0.04)	0.00	(0.41)

03/31/2020	10.35	0.39	(0.15)	0.24	(0.43)	0.00	0.00	(0.43)

03/31/2019	10.29	0.39	0.10	0.49	(0.39)	(0.02)	(0.02)	(0.43)

I-2

04/01/2023 - 09/30/2023+	8.88	0.16	(0.45)	(0.29)	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.75	0.31	(0.82)	(0.51)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.72	0.33	(0.82)	(0.49)	(0.39)	(0.09)	0.00	(0.48)

03/31/2021	10.16	0.32	0.64	0.96	(0.36)	(0.04)	0.00	(0.40)

03/31/2020	10.35	0.38	(0.15)	0.23	(0.42)	0.00	0.00	(0.42)

03/31/2019	10.29	0.38	0.10	0.48	(0.38)	(0.02)	(0.02)	(0.42)

I-3

04/01/2023 - 09/30/2023+	8.88	0.15	(0.44)	(0.29)	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.75	0.30	(0.82)	(0.52)	(0.35)	0.00	0.00	(0.35)

03/31/2022	10.72	0.33	(0.83)	(0.50)	(0.38)	(0.09)	0.00	(0.47)

03/31/2021	10.16	0.31	0.64	0.95	(0.35)	(0.04)	0.00	(0.39)

03/31/2020	10.35	0.38	(0.15)	0.23	(0.42)	0.00	0.00	(0.42)

04/27/2018 - 03/31/2019	10.17	0.35	0.22	0.57	(0.35)	(0.02)	(0.02)	(0.39)

Administrative Class

04/01/2023 - 09/30/2023+	8.88	0.15	(0.44)	(0.29)	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.75	0.30	(0.83)	(0.53)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.72	0.32	(0.83)	(0.51)	(0.37)	(0.09)	0.00	(0.46)

03/31/2021	10.16	0.30	0.64	0.94	(0.34)	(0.04)	0.00	(0.38)

03/31/2020	10.35	0.37	(0.15)	0.22	(0.41)	0.00	0.00	(0.41)

03/31/2019	10.29	0.36	0.10	0.46	(0.36)	(0.02)	(0.02)	(0.40)

Class A

04/01/2023 - 09/30/2023+	8.88	0.14	(0.44)	(0.30)	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.75	0.28	(0.82)	(0.54)	(0.33)	0.00	0.00	(0.33)

03/31/2022	10.72	0.30	(0.83)	(0.53)	(0.35)	(0.09)	0.00	(0.44)

03/31/2021	10.16	0.29	0.63	0.92	(0.32)	(0.04)	0.00	(0.36)

03/31/2020	10.35	0.35	(0.15)	0.20	(0.39)	0.00	0.00	(0.39)

03/31/2019	10.29	0.34	0.11	0.45	(0.35)	(0.02)	(0.02)	(0.39)

12	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.42	(3.23)%	$5,098,958	0.98	%*	0.98	%*	0.50	%*	0.50	%*	3.71	%*	56%

8.88	(5.07)	5,372,945	1.04		1.04		0.50		0.50		3.54		78

9.75	(4.83)	8,198,437	0.51		0.51		0.50		0.50		3.21		89

10.72	9.51	10,087,718	0.52		0.52		0.50		0.50		3.00		173

10.16	2.17	7,770,682	0.85		0.85		0.50		0.50		3.65		213

10.35	4.91	6,523,295	0.77		0.77		0.50		0.50		3.84		149

8.42	(3.27)	5,865,914	1.08	*	1.08	*	0.60	*	0.60	*	3.62	*	56

8.88	(5.16)	5,750,592	1.14		1.14		0.60		0.60		3.44		78

9.75	(4.93)	6,370,209	0.61		0.61		0.60		0.60		3.11		89

10.72	9.40	6,892,128	0.62		0.62		0.60		0.60		2.90		173

10.16	2.08	4,864,454	0.95		0.95		0.60		0.60		3.53		213

10.35	4.81	3,310,855	0.87		0.87		0.60		0.60		3.75		149

8.42	(3.30)	106,643	1.13	*	1.18	*	0.65	*	0.70	*	3.55	*	56

8.88	(5.21)	122,874	1.19		1.24		0.65		0.70		3.40		78

9.75	(4.97)	86,492	0.66		0.71		0.65		0.70		3.07		89

10.72	9.34	103,026	0.67		0.72		0.65		0.70		2.86		173

10.16	2.02	104,412	1.00		1.05		0.65		0.70		3.49		213

10.35	5.71	62,801	0.92	*	0.97	*	0.65	*	0.70	*	3.82	*	149

8.42	(3.35)	31,576	1.23	*	1.23	*	0.75	*	0.75	*	3.46	*	56

8.88	(5.31)	32,810	1.29		1.29		0.75		0.75		3.30		78

9.75	(5.07)	50,691	0.76		0.76		0.75		0.75		2.93		89

10.72	9.23	116,339	0.77		0.77		0.75		0.75		2.76		173

10.16	1.91	115,603	1.10		1.10		0.75		0.75		3.39		213

10.35	4.65	104,992	1.02		1.02		0.75		0.75		3.55		149

8.42	(3.42)	774,613	1.38	*	1.38	*	0.90	*	0.90	*	3.31	*	56

8.88	(5.45)	871,404	1.44		1.44		0.90		0.90		3.15		78

9.75	(5.21)	1,122,903	0.91		0.91		0.90		0.90		2.81		89

10.72	9.07	1,500,859	0.92		0.92		0.90		0.90		2.61		173

10.16	1.76	1,390,384	1.25		1.25		0.90		0.90		3.25		213

10.35	4.50	1,397,045	1.17		1.17		0.90		0.90		3.43		149

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO Investment Grade Credit Bond Fund (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2023 - 09/30/2023+	$8.88	$0.11	$(0.44)	$(0.33)	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2023	9.75	0.21	(0.82)	(0.61)	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.72	0.22	(0.83)	(0.61)	(0.27)	(0.09)	0.00	(0.36)

03/31/2021	10.16	0.20	0.64	0.84	(0.24)	(0.04)	0.00	(0.28)

03/31/2020	10.35	0.27	(0.15)	0.12	(0.31)	0.00	0.00	(0.31)

03/31/2019	10.29	0.27	0.10	0.37	(0.27)	(0.02)	(0.02)	(0.31)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.42	(3.78)%	$96,164	2.13	%*	2.13	%*	1.65	%*	1.65	%*	2.55	%*	56%

8.88	(6.16)	115,151	2.19		2.19		1.65		1.65		2.40		78

9.75	(5.92)	167,467	1.66		1.66		1.65		1.65		2.05		89

10.72	8.26	254,017	1.67		1.67		1.65		1.65		1.86		173

10.16	1.01	358,653	2.00		2.00		1.65		1.65		2.51		213

10.35	3.72	413,202	1.92		1.92		1.65		1.65		2.68		149

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statement of Assets and Liabilities PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$13,792,737
Investments in Affiliates	773

Financial Derivative Instruments
Exchange-traded or centrally cleared	3,656
Over the counter	19,307
Cash	6,965
Deposits with counterparty	15,378
Foreign currency, at value	16,793
Receivable for investments sold	10,216
Receivable for TBA investments sold	827,041
Receivable for Fund shares sold	8,676
Interest and/or dividends receivable	132,392
Dividends receivable from Affiliates	657
Reimbursement receivable from PIMCO	5

Total Assets	14,834,596

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$861,250
Payable for short sales	114,985

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,534
Over the counter	11,180
Payable for investments purchased	43,686
Payable for investments in Affiliates purchased	657
Payable for TBA investments purchased	1,735,577
Payable for unfunded loan commitments	4,589
Deposits from counterparty	13,403
Payable for Fund shares redeemed	51,004
Distributions payable	16,730
Accrued investment advisory fees	2,615
Accrued supervisory and administrative fees	3,253
Accrued distribution fees	70
Accrued servicing fees	189
Foreign capital gains tax payable	6

Total Liabilities	2,860,728

Net Assets	$11,973,868

Net Assets Consist of:

Paid in capital	$15,199,168
Distributable earnings (accumulated loss)	(3,225,300)

Net Assets	$11,973,868

Cost of investments in securities	$15,993,120
Cost of investments in Affiliates	$773
Cost of foreign currency held	$17,424
Proceeds received on short sales	$118,118
Cost or premiums of financial derivative instruments, net	$29,002

* Includes repurchase agreements of:	$27,615

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$5,098,958
I-2	5,865,914
I-3	106,643
Administrative Class	31,576
Class A	774,613
Class C	96,164

Shares Issued and Outstanding:

Institutional Class	605,540
I-2	696,631
I-3	12,665
Administrative Class	3,750
Class A	91,992
Class C	11,420

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.42
I-2	8.42
I-3	8.42
Administrative Class	8.42
Class A	8.42
Class C	8.42

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Statement of Operations PIMCO Investment Grade Credit Bond Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$278,134
Dividends	3,337
Dividends from Investments in Affiliates	8,368
Miscellaneous income	233
Total Income	290,072

Expenses:

Investment advisory fees	15,412
Supervisory and administrative fees	19,159
Distribution and/or servicing fees - Administrative Class	41
Distribution and/or servicing fees - Class A	1,034
Distribution and/or servicing fees - Class C	528
Trustee fees	35
Interest expense	29,717
Miscellaneous expense	12
Total Expenses	65,938
Waiver and/or Reimbursement by PIMCO	(29)
Net Expenses	65,909

Net Investment Income (Loss)	224,163

Net Realized Gain (Loss):

Investments in securities	(217,382)
Investments in Affiliates	(93)
Exchange-traded or centrally cleared financial derivative instruments	56,982
Over the counter financial derivative instruments	3,305
Foreign currency	1,678

Net Realized Gain (Loss)	(155,510)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(468,480)
Investments in Affiliates	18
Exchange-traded or centrally cleared financial derivative instruments	(24,977)
Over the counter financial derivative instruments	8,203
Foreign currency assets and liabilities	29

Net Change in Unrealized Appreciation (Depreciation)	(485,207)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(416,554)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$224,163	$475,184
Net realized gain (loss)	(155,510)	(701,225)
Net change in unrealized appreciation (depreciation)	(485,207)	(670,694)

Net Increase (Decrease) in Net Assets Resulting from Operations	(416,554)	(896,735)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(110,397)	(276,926)
I-2	(117,360)	(230,721)
I-3	(2,310)	(3,393)
Administrative Class	(627)	(1,443)
Class A	(15,280)	(34,647)
Class C	(1,553)	(3,869)

Total Distributions(a)	(247,527)	(550,999)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	372,173	(2,282,689)

Total Increase (Decrease) in Net Assets	(291,908)	(3,730,423)

Net Assets:

Beginning of period	12,265,776	15,996,199
End of period	$11,973,868	$12,265,776

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO Investment Grade Credit Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 115.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%

AerCap Holdings NV
7.390% due 10/14/2027		$17,400	$17,433

Altice France SA
9.163% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	957	929

Avolon TLB Borrower 1 (U.S.) LLC
7.675% due 12/01/2027		$12,724	12,738

Carnival Corp.
8.327% due 08/08/2027		7,300	7,294

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		24,877	21,892

Charter Communications Operating LLC
7.101% - 7.116% due 02/01/2027		7,758	7,758

Diamond Sports Group LLC
TBD% - 15.412% due 05/25/2026		3,036	1,579

Encina Private Credit LLC
TBD% - 9.587% due 11/30/2025 «µ		12,034	11,564

Forward Air Corp.
TBD% due 09/20/2030		5,000	4,891

IQVIA, Inc.
5.858% (EUR003M + 2.000%) due 03/07/2024 ~	EUR	1,200	1,271

Oi SA
TBD% - 14.000% due 09/07/2024 µ		$950	949

Qatar National Bank QPSC
6.413% due 10/10/2023 «		4,400	4,400

Setanta Aircraft Leasing Designated Activity Co.
7.652% (LIBOR03M + 2.000%) due 11/05/2028 ~		10,000	10,008

SkyMiles IP Ltd.
9.076% due 10/20/2027		2,210	2,291

Westmoreland Mining Holdings LLC
8.000% due 03/15/2029		1,925	1,444

Total Loan Participations and Assignments (Cost $111,332)			106,441

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 68.2%

BANKING & FINANCE 31.0%

AerCap Ireland Capital DAC
1.650% due 10/29/2024	$11,300	$10,753
2.875% due 08/14/2024	9,900	9,619
3.650% due 07/21/2027	2,770	2,516
3.875% due 01/23/2028	1,425	1,294
4.450% due 04/03/2026	2,320	2,228

Agree LP
4.800% due 10/01/2032	500	443

AIA Group Ltd.
3.200% due 09/16/2040	800	539

AIB Group PLC
4.263% due 04/10/2025 •	5,900	5,817

Aircastle Ltd.
2.850% due 01/26/2028	4,000	3,398
4.250% due 06/15/2026	4,400	4,165

Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051	5,300	2,999
3.450% due 04/30/2025	4,600	4,434
3.550% due 03/15/2052	5,500	3,499

Alfa Bank AO Via Alfa Bond Issuance PLC
5.950% due 04/15/2030 «(c)(i)	3,100	186

Ally Financial, Inc.
4.625% due 03/30/2025	3,600	3,477
5.800% due 05/01/2025	1,500	1,474
6.700% due 02/14/2033	1,000	869
6.992% due 06/13/2029 •	5,700	5,581
8.000% due 11/01/2031	14,400	14,551

American Assets Trust LP
3.375% due 02/01/2031	17,000	12,748

American Homes 4 Rent LP
2.375% due 07/15/2031	2,000	1,527
3.375% due 07/15/2051	500	301
3.625% due 04/15/2032	1,600	1,325
4.250% due 02/15/2028	13,667	12,721

American International Group, Inc.
4.250% due 03/15/2029	250	232

American Tower Corp.
1.875% due 10/15/2030	8,700	6,591
2.100% due 06/15/2030	4,100	3,195
2.300% due 09/15/2031	2,600	1,975
2.750% due 01/15/2027	23,000	20,797
2.950% due 01/15/2025	26,500	25,480
2.950% due 01/15/2051	34,500	19,491
3.375% due 10/15/2026	1,600	1,491
3.650% due 03/15/2027	5,000	4,637
3.700% due 10/15/2049	4,200	2,752
3.800% due 08/15/2029	11,030	9,819
3.950% due 03/15/2029	5,470	4,953
4.000% due 06/01/2025	12,700	12,304
4.400% due 02/15/2026	7,481	7,249

20	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.650% due 03/15/2033		$6,700	$6,448
5.900% due 11/15/2033		20,000	19,540

Antares Holdings LP
2.750% due 01/15/2027		7,000	5,933
3.750% due 07/15/2027		6,250	5,389
3.950% due 07/15/2026		13,950	12,564
7.950% due 08/11/2028		4,200	4,179

Ares Capital Corp.
2.875% due 06/15/2027		14,100	12,315

Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	11,274
4.125% due 06/30/2051 •		4,900	3,726

Aroundtown SA
5.375% due 03/21/2029		1,200	946

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,150	5,919
3.600% due 09/15/2051		4,800	2,950
6.125% due 09/15/2028		8,000	8,007

AvalonBay Communities, Inc.
2.950% due 05/11/2026		300	281

Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	14,543
4.375% due 01/30/2024		1,700	1,685
4.875% due 10/01/2025		10,591	10,184
6.250% due 04/15/2028		1,500	1,468

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		6,300	5,647
2.528% due 11/18/2027		9,259	7,823
3.250% due 02/15/2027		8,600	7,666
3.950% due 07/01/2024		1,235	1,209
4.250% due 04/15/2026		15,228	14,319

AXIS Specialty Finance PLC
4.000% due 12/06/2027		17,200	15,906

Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	8,500	8,439
3.625% due 09/24/2024		6,125	6,314

Banco BTG Pactual SA
2.750% due 01/11/2026		$5,900	5,410
4.500% due 01/10/2025		7,800	7,585

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	9,000	2,293

Banco General SA
4.125% due 08/07/2027		$3,900	3,597
4.750% due 03/20/2024		4,900	4,865

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		6,750	6,316

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.375% due 04/17/2025		8,800	8,654

Bank of America Corp.
1.319% due 06/19/2026 •		15,400	14,128

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.898% due 07/23/2031 •		$19,100	$14,521
2.299% due 07/21/2032 •		26,300	19,941
2.551% due 02/04/2028 •		52,400	46,747
2.687% due 04/22/2032 •		17,500	13,762
2.972% due 02/04/2033 •		27,000	21,301
3.093% due 10/01/2025 •		10,000	9,673
3.593% due 07/21/2028 •		8,000	7,310
3.970% due 03/05/2029 •		18,700	17,138
4.571% due 04/27/2033 •		16,600	14,746
5.015% due 07/22/2033 •		6,500	5,983
5.288% due 04/25/2034 •		12,800	11,918
5.819% due 09/15/2029 •		10,000	9,881
5.872% due 09/15/2034 •		4,400	4,284
8.050% due 06/15/2027		12,000	12,671

Bank of America NA
5.526% due 08/18/2026		10,000	9,955
6.000% due 10/15/2036		4,600	4,625

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		12,300	12,233

Bank of Montreal
4.689% due 07/28/2029		5,000	4,881

Bank of Nova Scotia
8.209% (TSFR3M + 2.910%) due 01/12/2024 ~(h)(i)		368	323

Bank One Michigan
8.250% due 11/01/2024		150	154

Barclays PLC
1.007% due 12/10/2024 •		12,300	12,167
4.375% due 01/12/2026		32,965	31,601
5.501% due 08/09/2028 •		2,200	2,115
6.224% due 05/09/2034 •		12,200	11,565
6.490% due 09/13/2029 •		10,000	9,924
6.496% due 09/13/2027 •		13,000	12,971
6.692% due 09/13/2034 •		3,700	3,614
8.000% due 03/15/2029 •(h)(i)		5,800	5,220

BBVA Bancomer SA
1.875% due 09/18/2025		1,000	918
4.375% due 04/10/2024		3,100	3,067

BGC Partners, Inc.
3.750% due 10/01/2024		10,000	9,626
4.375% due 12/15/2025		10,000	9,285
8.000% due 05/25/2028		5,000	4,926

Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	10,878
2.000% due 01/30/2032		$5,600	4,089
2.800% due 09/30/2050		5,300	2,877
4.450% due 07/15/2045		2,300	1,704
5.000% due 06/15/2044		3,900	3,178

Blackstone Private Credit Fund
2.350% due 11/22/2024		9,000	8,543
4.700% due 03/24/2025		12,300	11,936

Block Financial LLC
3.875% due 08/15/2030		18,800	16,173

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blue Owl Capital Corp.
2.875% due 06/11/2028	$5,800	$4,775

Blue Owl Finance LLC
4.125% due 10/07/2051	5,900	3,448
4.375% due 02/15/2032	11,700	9,367

BNP Paribas SA
1.904% due 09/30/2028 •	4,800	4,065
3.132% due 01/20/2033 •	13,100	10,305
4.400% due 08/14/2028	4,900	4,558
7.000% due 08/16/2028 •(h)(i)	1,000	919
8.500% due 08/14/2028 •(h)(i)	9,800	9,612

Brandywine Operating Partnership LP
3.950% due 11/15/2027	4,375	3,624

Brixmor Operating Partnership LP
3.850% due 02/01/2025	5,475	5,278
3.900% due 03/15/2027	300	277

Broadstone Net Lease LLC
2.600% due 09/15/2031	2,900	2,034

Brookfield Capital Finance LLC
6.087% due 06/14/2033	6,300	6,129

Brookfield Finance, Inc.
3.500% due 03/30/2051	6,400	3,988
3.900% due 01/25/2028	12,700	11,709
4.000% due 04/01/2024	427	422
4.850% due 03/29/2029	6,725	6,369

Brown & Brown, Inc.
4.200% due 09/15/2024	1,000	982
4.950% due 03/17/2052	400	319

Camden Property Trust
3.500% due 09/15/2024	800	782
4.100% due 10/15/2028	25	23

Cantor Fitzgerald LP
4.500% due 04/14/2027	300	280

Capital One Financial Corp.
6.312% due 06/08/2029 •	11,500	11,245

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029	3,000	2,689

Caterpillar Financial Services Corp.
1.450% due 05/15/2025	405	380
3.650% due 12/07/2023	180	179

CBRE Services, Inc.
5.950% due 08/15/2034	2,400	2,267

Chubb INA Holdings, Inc.
3.350% due 05/15/2024	150	148
3.350% due 05/03/2026	350	332

CI Financial Corp.
3.200% due 12/17/2030	7,600	5,770
4.100% due 06/15/2051	3,600	2,087

Citigroup, Inc.
3.200% due 10/21/2026	22,290	20,590
3.400% due 05/01/2026	2,200	2,067
4.075% due 04/23/2029 •	5,260	4,844

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CNA Financial Corp.
5.500% due 06/15/2033		$10,900	$10,284

Commonwealth Bank of Australia
3.784% due 03/14/2032 (i)		6,200	5,021

Constellation Insurance, Inc.
6.800% due 01/24/2030		21,100	18,819

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		20,100	18,183
3.750% due 07/21/2026		510	475
4.655% due 08/22/2028 •		4,900	4,655

Corebridge Financial, Inc.
3.650% due 04/05/2027		7,600	7,041
3.850% due 04/05/2029		8,400	7,552
6.875% due 12/15/2052 •		5,500	5,281

Corestate Capital Holding SA (8.000% Cash or 9.000% PIK)
8.000% due 12/31/2026 ^(b)(c)	EUR	238	170

Corporate Office Properties LP
2.250% due 03/15/2026		$9,800	8,832
2.750% due 04/15/2031		5,300	3,985

Credit Agricole SA
4.125% due 01/10/2027		275	259
6.316% due 10/03/2029 •(a)		5,100	5,103
7.500% due 06/23/2026 •(h)(i)	GBP	300	346

Credit Suisse AG
1.250% due 08/07/2026		$2,700	2,361
7.500% due 02/15/2028		7,500	7,849
7.950% due 01/09/2025		16,000	16,289

Crown Castle, Inc.
2.100% due 04/01/2031		3,900	2,978
2.250% due 01/15/2031		7,345	5,706
3.200% due 09/01/2024		6,200	6,044
3.250% due 01/15/2051		16,871	10,268
3.650% due 09/01/2027		2,443	2,245
3.700% due 06/15/2026		4,230	4,003
3.800% due 02/15/2028		15,524	14,250
4.000% due 03/01/2027		3,100	2,913
4.000% due 11/15/2049		4,435	3,069
4.300% due 02/15/2029		8,680	8,021
4.450% due 02/15/2026		15,300	14,822

CubeSmart LP
2.250% due 12/15/2028		3,200	2,679
4.375% due 02/15/2029		4,600	4,257

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		22,300	20,916

Deutsche Bank AG
1.447% due 04/01/2025 •(j)		1,800	1,750
2.129% due 11/24/2026 •(j)		30,800	27,864
2.625% due 12/16/2024	GBP	14,300	16,610
3.547% due 09/18/2031 •		$26,600	21,462
3.742% due 01/07/2033 •		1,000	718

22	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 05/19/2031 •	EUR	5,500	$5,646

Digital Stout Holding LLC
3.750% due 10/17/2030	GBP	1,100	1,133

Discover Financial Services
4.500% due 01/30/2026		$4,200	4,018

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		7,900	5,972

Eaton Vance Corp.
3.500% due 04/06/2027		1,200	1,116

Enact Holdings, Inc.
6.500% due 08/15/2025		1,700	1,676

EPR Properties
4.500% due 04/01/2025		7,200	6,942
4.500% due 06/01/2027		9,400	8,421
4.750% due 12/15/2026		8,000	7,319

Equitable Holdings, Inc.
5.594% due 01/11/2033		5,900	5,595

ERP Operating LP
4.500% due 06/01/2045		400	307

Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	200	169

Essex Portfolio LP
1.700% due 03/01/2028		$5,500	4,604
3.500% due 04/01/2025		1,875	1,807

Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052		2,900	1,723

Extra Space Storage LP
3.875% due 12/15/2027		7,080	6,494
3.900% due 04/01/2029		2,000	1,798

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	15,853
4.625% due 04/29/2030		$7,700	6,927

Federal Realty OP LP
1.250% due 02/15/2026		1,700	1,528

Fidelity National Financial, Inc.
3.200% due 09/17/2051		4,500	2,487

First American Financial Corp.
4.600% due 11/15/2024		5,115	5,018

Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	2,892
2.386% due 02/17/2026		200	199
3.021% due 03/06/2024		300	315
3.250% due 09/15/2025		2,100	2,144
4.503% due 12/01/2024 •		400	421
4.511% due 11/15/2023 •		1,200	1,269
4.535% due 03/06/2025	GBP	3,400	3,993

Franklin Resources, Inc.
2.950% due 08/12/2051		$3,900	2,229

Freedom Mortgage Corp.
6.625% due 01/15/2027		2,200	1,936
8.125% due 11/15/2024		5,680	5,686

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.250% due 04/15/2025	$2,972	$2,975
12.000% due 10/01/2028	6,900	7,025

FS KKR Capital Corp.
1.650% due 10/12/2024	9,300	8,840
3.125% due 10/12/2028	3,800	3,095

Global Atlantic Fin Co.
4.400% due 10/15/2029	15,800	13,107

Globe Life, Inc.
2.150% due 08/15/2030	23,200	18,032

GLP Capital LP
3.350% due 09/01/2024	2,900	2,820
4.000% due 01/15/2030	3,200	2,718
4.000% due 01/15/2031	600	500
5.250% due 06/01/2025	17,955	17,602
5.300% due 01/15/2029	13,737	12,748
5.750% due 06/01/2028	6,300	6,047

Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •	4,200	3,201
2.615% due 04/22/2032 •	9,000	7,034
3.272% due 09/29/2025 •	18,010	17,457
3.691% due 06/05/2028 •	24,100	22,222
3.850% due 01/26/2027	1,625	1,525
4.223% due 05/01/2029 •	22,300	20,636
5.798% due 08/10/2026 •	1,000	993

Goodman HK Finance
4.375% due 06/19/2024	3,500	3,446

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	4,100	3,233

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	21,100	18,946

Guardian Life Global Funding
1.100% due 06/23/2025	4,000	3,676

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	4,800	3,687

Healthcare Realty Holdings LP
3.750% due 07/01/2027	150	138

High Street Funding Trust
4.111% due 02/15/2028	3,500	3,213

Highwoods Realty LP
3.050% due 02/15/2030	5,600	4,311
4.125% due 03/15/2028	2,200	1,968
4.200% due 04/15/2029	4,000	3,392

Host Hotels & Resorts LP
3.375% due 12/15/2029	5,300	4,457
3.500% due 09/15/2030	4,900	4,068
3.875% due 04/01/2024	4,306	4,252
4.000% due 06/15/2025	10,277	9,904

HSBC Holdings PLC
1.645% due 04/18/2026 •	15,500	14,411
2.013% due 09/22/2028 •	1,000	849
2.099% due 06/04/2026 •	24,400	22,750

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.357% due 08/18/2031 •		$18,093	$13,909
2.633% due 11/07/2025 •		19,500	18,692
2.848% due 06/04/2031 •		11,055	8,847
3.973% due 05/22/2030 •		15,800	13,903
4.250% due 03/14/2024		300	297
4.250% due 08/18/2025		825	794
4.292% due 09/12/2026 •		9,300	8,938
4.300% due 03/08/2026		35,700	34,283
4.375% due 11/23/2026		300	285
4.583% due 06/19/2029 •		8,476	7,839
4.750% due 07/04/2029 •(h)(i)	EUR	4,300	3,799
5.875% due 09/28/2026 •(h)(i)	GBP	14,400	15,721
6.500% due 03/23/2028 •(h)(i)		$8,300	7,502
7.052% (TSFR3M + 1.642%) due 09/12/2026 ~		3,400	3,432

Hudson Pacific Properties LP
3.250% due 01/15/2030		15,300	10,422
4.650% due 04/01/2029		4,600	3,467

Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030		3,000	2,543

ING Groep NV
2.727% due 04/01/2032 •		5,700	4,485
4.250% due 05/16/2031 •(h)(i)		2,900	1,877
5.750% due 11/16/2026 •(h)(i)		1,800	1,596
6.533% (US0003M + 1.000%) due 10/02/2023 ~		11,300	11,300

Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	12,459
2.650% due 09/15/2040		4,850	3,179
4.000% due 09/15/2027		7,000	6,622
4.350% due 06/15/2029		6,500	6,120

Intercorp Financial Services, Inc.
4.125% due 10/19/2027		5,500	4,872

Intesa Sanpaolo SpA
3.250% due 09/23/2024		500	485
5.017% due 06/26/2024		14,290	13,953
5.710% due 01/15/2026		2,200	2,101

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,482
4.150% due 04/15/2032		2,000	1,722
5.450% due 08/15/2030		10,200	9,722
5.500% due 08/15/2033		3,400	3,177

JAB Holdings BV
2.200% due 11/23/2030		21,400	16,338

Jefferies Financial Group, Inc.
5.875% due 07/21/2028		5,850	5,729

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		5,000	4,382
2.182% due 06/01/2028 •		6,900	6,049
2.301% due 10/15/2025 •		21,000	20,148
2.545% due 11/08/2032 •		10,000	7,743
2.580% due 04/22/2032 •		9,600	7,577
2.739% due 10/15/2030 •		6,900	5,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.540% due 05/01/2028 •		$10,100	$9,292
3.702% due 05/06/2030 •		16,000	14,278
3.782% due 02/01/2028 •		10,000	9,319
3.875% due 02/01/2024		500	497
4.005% due 04/23/2029 •		21,000	19,364
4.203% due 07/23/2029 •		300	278
4.912% due 07/25/2033 •		20,000	18,409
5.350% due 06/01/2034 •		40,600	38,524

Kaisa Group Holdings Ltd.
9.375% due 06/30/2024 ^(c)		9,000	529

KBC Group NV
4.250% due 10/24/2025 •(h)(i)	EUR	600	546

KeyBank NA
4.150% due 08/08/2025		$500	471

Kilroy Realty LP
2.500% due 11/15/2032		7,800	5,335
2.650% due 11/15/2033		4,800	3,244
3.050% due 02/15/2030		6,796	5,345
3.450% due 12/15/2024		200	192
4.375% due 10/01/2025		5,050	4,840

KKR Financial Holdings LLC
5.400% due 05/23/2033		10,000	9,018

KKR Group Finance Co. LLC
3.500% due 08/25/2050		9,190	5,742
4.850% due 05/17/2032		2,550	2,318

Lazard Group LLC
3.750% due 02/13/2025		5,083	4,912
4.375% due 03/11/2029		3,046	2,807
4.500% due 09/19/2028		3,500	3,256

LeasePlan Corp. NV
2.875% due 10/24/2024		17,525	16,867

Lloyds Bank PLC
0.000% due 04/02/2032 þ		18,200	10,944

Lloyds Banking Group PLC
3.750% due 01/11/2027		10,500	9,778
4.375% due 03/22/2028		500	466
4.947% due 06/27/2025 •(h)(i)	EUR	900	886
5.985% due 08/07/2027 •		$5,200	5,155

Logicor Financing SARL
1.625% due 07/15/2027	EUR	4,000	3,636

LXP Industrial Trust
2.700% due 09/15/2030		$1,800	1,396

Manufacturers & Traders Trust Co.
2.900% due 02/06/2025		830	788

Manulife Financial Corp.
4.150% due 03/04/2026		1,970	1,904

Marsh & McLennan Cos., Inc.
5.700% due 09/15/2053		4,300	4,159

MassMutual Global Funding
3.400% due 03/08/2026		1,600	1,519

Mercury General Corp.
4.400% due 03/15/2027		800	746

24	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MetLife, Inc.
10.750% due 08/01/2069	$4,000	$5,117

Mid-America Apartments LP
1.100% due 09/15/2026	3,200	2,822
4.300% due 10/15/2023	22,235	22,222

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	6,300	5,814
1.538% due 07/20/2027 •	8,300	7,355
2.309% due 07/20/2032 •	10,500	8,054
2.801% due 07/18/2024	32,000	31,224
3.195% due 07/18/2029	8,475	7,367
5.133% due 07/20/2033 •	31,000	29,049
5.354% due 09/13/2028 •	5,200	5,090

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	19,500	14,789
2.839% due 09/13/2026	2,800	2,569
2.869% due 09/13/2030 •	12,100	10,093

Morgan Stanley
0.000% due 04/02/2032 þ(j)	15,800	9,354
1.593% due 05/04/2027 •	15,200	13,533
1.794% due 02/13/2032 •	36,100	26,754
2.239% due 07/21/2032 •	20,000	15,084
2.475% due 01/21/2028 •	8,200	7,314
2.802% due 01/25/2052 •	7,000	4,081
3.622% due 04/01/2031 •	3,600	3,103
5.123% due 02/01/2029 •	11,600	11,175
5.250% due 04/21/2034 •	1,700	1,579
5.424% due 07/21/2034 •	13,800	13,023
5.449% due 07/20/2029 •	2,000	1,950
6.138% due 10/16/2026 •	3,300	3,304
6.250% due 08/09/2026	700	708

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	8,000	7,442

Nasdaq, Inc.
2.500% due 12/21/2040	4,000	2,463
3.850% due 06/30/2026	600	573
5.550% due 02/15/2034	700	668

National Health Investors, Inc.
3.000% due 02/01/2031	1,500	1,098

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	5,300	3,739

NatWest Group PLC
4.269% due 03/22/2025 •	32,300	31,959
4.892% due 05/18/2029 •	19,700	18,436

Neuberger Berman Group LLC
4.500% due 03/15/2027	7,800	7,317

New York Life Insurance Co.
3.750% due 05/15/2050	1,385	958
4.450% due 05/15/2069	3,500	2,578

Nippon Life Insurance Co.
6.250% due 09/13/2053 •	8,000	7,922

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	6,000	5,223

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.450% due 09/15/2028		$6,800	$5,521
2.750% due 03/09/2028		15,000	12,567

Nomura Holdings, Inc.
1.851% due 07/16/2025		4,400	4,073
2.172% due 07/14/2028		9,000	7,474
2.329% due 01/22/2027		3,900	3,434
2.608% due 07/14/2031		14,400	11,026
2.648% due 01/16/2025		1,500	1,432
2.679% due 07/16/2030		4,700	3,735
2.710% due 01/22/2029		10,000	8,371
3.103% due 01/16/2030		10,000	8,294
5.709% due 01/09/2026		14,900	14,747
5.842% due 01/18/2028		23,700	23,375
6.181% due 01/18/2033		2,300	2,275

Nordea Bank Abp
3.750% due 03/01/2029 •(h)(i)		5,700	4,159

Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	64,124	6,391
1.000% due 10/01/2053		1,886	172
1.500% due 10/01/2053		107,637	11,042

Oaktree Specialty Lending Corp.
3.500% due 02/25/2025		$4,000	3,813

Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		5,274	3,864
3.625% due 10/01/2029		4,600	3,839
4.500% due 04/01/2027		2,600	2,424
4.750% due 01/15/2028		700	648
5.250% due 01/15/2026		600	585

OneMain Finance Corp.
5.375% due 11/15/2029		9,600	8,052

Pacific Life Global Funding
1.200% due 06/24/2025		3,300	3,057

PartnerRe Finance B LLC
3.700% due 07/02/2029		2,900	2,573

Physicians Realty LP
3.950% due 01/15/2028		5,400	4,885

Pinnacol Assurance
8.625% due 06/25/2034 «(j)		6,000	6,435

Piper Sandler Cos.
5.200% due 10/15/2023		12,200	12,192

Popular, Inc.
7.250% due 03/13/2028		3,400	3,394

Pricoa Global Funding
0.800% due 09/01/2025		3,300	3,009

Principal Life Global Funding
3.000% due 04/18/2026		1,800	1,670

Prologis LP
3.250% due 06/30/2026		168	158

Protective Life Corp.
3.400% due 01/15/2030		14,600	12,327
4.300% due 09/30/2028		10,900	10,140

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Provident Funding Associates LP
6.375% due 06/15/2025		$2,100	$1,880

Prudential Financial, Inc.
6.625% due 12/01/2037		175	185

Public Storage Operating Co.
0.500% due 09/09/2030	EUR	2,200	1,787

Realty Income Corp.
3.100% due 12/15/2029		$100	87
3.950% due 08/15/2027		2,200	2,065
4.875% due 06/01/2026		6,299	6,185

Regency Centers LP
3.600% due 02/01/2027		2,200	2,059
3.700% due 06/15/2030		6,800	5,922

Reinsurance Group of America, Inc.
3.150% due 06/15/2030		4,000	3,316

Reliance Standard Life Global Funding
2.750% due 01/21/2027		160	141

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028		5,600	5,531

Rexford Industrial Realty LP
2.125% due 12/01/2030		6,400	4,862

RGA Global Funding
2.700% due 01/18/2029		4,300	3,650

Sabra Health Care LP
3.200% due 12/01/2031		9,850	7,380
3.900% due 10/15/2029		4,700	3,907

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		6,532	5,675
3.244% due 10/05/2026		22,600	20,488
4.500% due 07/17/2025		3,650	3,540
6.499% due 03/09/2029 •		5,900	5,758

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		16,000	14,510
4.796% due 11/15/2024 •		15,000	14,972

SBA Communications Corp.
3.125% due 02/01/2029		8,100	6,764

SBA Tower Trust
1.631% due 05/15/2051		3,800	3,291
1.884% due 07/15/2050		21,000	19,003

SBL Holdings, Inc.
5.125% due 11/13/2026		1,000	905

SLM Corp.
4.200% due 10/29/2025		5,400	5,058

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		1,950	1,923

Societe Generale SA
1.488% due 12/14/2026 •		17,275	15,430
4.750% due 05/26/2026 •(h)(i)		750	608
6.691% due 01/10/2034 •		1,300	1,264

Spirit Realty LP
3.200% due 01/15/2027		5,100	4,626

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.200% due 02/15/2031		$600	$485
4.000% due 07/15/2029		9,354	8,282
4.450% due 09/15/2026		4,100	3,895

Standard Chartered PLC
1.456% due 01/14/2027 •		11,800	10,544
2.819% due 01/30/2026 •		9,200	8,755
3.265% due 02/18/2036 •		10,100	7,680
3.603% due 01/12/2033 •		8,100	6,229
3.785% due 05/21/2025 •		5,100	5,007
6.170% due 01/09/2027 •		2,200	2,190
6.301% due 01/09/2029 •		4,000	3,989

State Street Corp.
3.776% due 12/03/2024 •		40	40

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		5,700	4,962

Stifel Financial Corp.
4.000% due 05/15/2030		9,800	8,292

STORE Capital Corp.
2.700% due 12/01/2031		3,800	2,600
2.750% due 11/18/2030		3,200	2,297

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	1,801
2.696% due 07/16/2024		34,000	33,140
2.750% due 01/15/2030		4,700	3,887
3.202% due 09/17/2029 (i)		6,000	5,167
5.464% due 01/13/2026		9,300	9,210
5.710% due 01/13/2030		16,400	16,056
5.716% due 09/14/2028		5,000	4,937
5.766% due 01/13/2033		3,600	3,521
6.711% (SOFRRATE + 1.430%) due 01/13/2026 ~		15,200	15,347

Sun Communities Operating LP
2.700% due 07/15/2031		4,800	3,699
4.200% due 04/15/2032		3,100	2,647

Sunac China Holdings Ltd.
6.650% due 08/03/2024 ^(c)		6,500	1,007
7.000% due 07/09/2025 ^(c)		6,800	1,088

SVB Financial Group
3.500% due 01/29/2025 ^(c)		500	331
4.345% due 04/29/2028 ^(c)		10,700	6,881

Synchrony Bank
5.625% due 08/23/2027		8,000	7,472

Synchrony Financial
3.700% due 08/04/2026		4,100	3,704
3.950% due 12/01/2027		5,600	4,926
4.375% due 03/19/2024		2,700	2,667

Teachers Insurance & Annuity Association of America
4.375% due 09/15/2054 •		43,400	42,301

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	5,583	6,115
5.661% due 10/13/2041		3,211	3,604
5.801% due 10/13/2040		5,885	6,723

26	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas Capital Bancshares, Inc.
4.000% due 05/06/2031 •		$1,500	$1,246

Trust Fibra Uno
4.869% due 01/15/2030		2,250	1,908
5.250% due 01/30/2026		5,660	5,443
6.390% due 01/15/2050		1,700	1,303
6.950% due 01/30/2044		1,983	1,651

UBS AG
0.450% due 02/09/2024		4,800	4,706
5.125% due 05/15/2024 (i)		19,130	18,885

UBS Group AG
1.494% due 08/10/2027 •		14,800	12,924
2.095% due 02/11/2032 •		7,600	5,628
2.593% due 09/11/2025 •		13,400	12,902
2.746% due 02/11/2033 •		4,500	3,405
3.750% due 03/26/2025		7,700	7,409
4.125% due 09/24/2025		10,850	10,405
4.125% due 04/15/2026		600	571
4.282% due 01/09/2028		500	460
4.375% due 02/10/2031 •(h)(i)		2,500	1,797
4.550% due 04/17/2026		770	740
6.246% due 09/22/2029 •		12,800	12,672

UDR, Inc.
1.900% due 03/15/2033		700	493
2.950% due 09/01/2026		1,400	1,296
3.000% due 08/15/2031		3,100	2,521
3.500% due 01/15/2028		7,425	6,712

UniCredit SpA
7.296% due 04/02/2034 •		6,000	5,657
7.500% due 06/03/2026 •(h)(i)	EUR	6,500	6,762
7.830% due 12/04/2023		$37,600	37,647

Ventas Realty LP
3.500% due 02/01/2025		100	96
4.400% due 01/15/2029		125	115

VICI Properties LP
3.875% due 02/15/2029		15,400	13,324
5.125% due 05/15/2032		7,800	6,990
5.750% due 02/01/2027		1,650	1,599

Visa, Inc.
3.150% due 12/14/2025		945	902

Vonovia Finance BV
5.000% due 10/02/2023		1,100	1,100

Vornado Realty LP
3.500% due 01/15/2025		6,200	5,888

W R Berkley Corp.
4.000% due 05/12/2050		1,080	766

WEA Finance LLC
3.750% due 09/17/2024		2,605	2,507

Wells Fargo & Co.
2.164% due 02/11/2026 •		3,100	2,927
2.393% due 06/02/2028 •		30,750	26,977
2.406% due 10/30/2025 •		25,900	24,829

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 04/22/2026		$28,751	$26,792
3.000% due 10/23/2026		4,000	3,675
3.196% due 06/17/2027 •		14,670	13,628
3.526% due 03/24/2028 •		17,700	16,264
3.584% due 05/22/2028 •		38,906	35,639
4.611% due 04/25/2053 •		10,000	7,838
5.557% due 07/25/2034 •		14,300	13,548
5.574% due 07/25/2029 •		17,400	16,982

Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	7,419
4.750% due 05/15/2026		23,200	22,652
7.350% due 07/01/2026		2,000	2,048
7.375% due 03/15/2032		5,657	6,152

WP Carey, Inc.
4.000% due 02/01/2025		3,600	3,503
4.250% due 10/01/2026		9,100	8,695

Yango Justice International Ltd.
7.500% due 04/15/2024 ^(c)		2,200	12

			3,687,875

INDUSTRIALS 28.0%

7-Eleven, Inc.
0.800% due 02/10/2024		14,200	13,932
0.950% due 02/10/2026		10,210	9,139
1.800% due 02/10/2031		28,950	21,968

AbbVie, Inc.
3.750% due 11/14/2023		150	150
3.800% due 03/15/2025		100	97
3.850% due 06/15/2024		1,854	1,827
4.250% due 11/21/2049		6,700	5,309

Activision Blizzard, Inc.
3.400% due 09/15/2026		255	242

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		3,075	2,691

Adobe, Inc.
2.150% due 02/01/2027		190	173

Advantage Sales & Marketing, Inc.
6.500% due 11/15/2028		500	431

Adventist Health System
2.952% due 03/01/2029		3,000	2,596

AEP Transmission Co. LLC
2.750% due 08/15/2051		4,800	2,751

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	3,000	2,535

Air Canada
4.625% due 08/15/2029	CAD	4,900	3,186

Air Canada Pass-Through Trust
3.300% due 07/15/2031		$4,018	3,524
3.600% due 09/15/2028		2,915	2,699

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 11/15/2026		$5,537	$5,279
5.250% due 10/01/2030		3,772	3,645

Aker BP ASA
3.100% due 07/15/2031		12,898	10,330
3.750% due 01/15/2030		4,100	3,527

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		8,566	8,227

Alcon Finance Corp.
3.000% due 09/23/2029		4,900	4,221

Alibaba Group Holding Ltd.
2.700% due 02/09/2041		3,900	2,341
3.150% due 02/09/2051		10,200	5,794
3.250% due 02/09/2061		5,800	3,104
4.200% due 12/06/2047		4,800	3,360

Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024		10,460	10,142
3.550% due 10/01/2027		400	366

ALROSA Finance SA
4.650% due 04/09/2024 ^«(c)		8,300	498

Altice France SA
3.375% due 01/15/2028	EUR	2,500	1,971
5.125% due 07/15/2029		$5,900	4,203

Amazon.com, Inc.
3.250% due 05/12/2061		8,500	5,454
5.200% due 12/03/2025		700	700

Amdocs Ltd.
2.538% due 06/15/2030		14,850	11,923

American Airlines Pass-Through Trust
3.000% due 04/15/2030		3,118	2,795
3.150% due 08/15/2033		19,989	17,168
3.200% due 12/15/2029		6,941	6,256
3.350% due 04/15/2031		13,785	12,302
3.375% due 11/01/2028		1,621	1,448
3.575% due 07/15/2029		2,447	2,249
3.650% due 02/15/2029		3,500	3,176
3.700% due 04/01/2028		5,324	4,863
4.000% due 01/15/2027		1,629	1,545

Amgen, Inc.
2.800% due 08/15/2041		150	97
3.625% due 05/22/2024		100	99
4.663% due 06/15/2051		7,254	5,877
5.150% due 03/02/2028		5,500	5,411
5.250% due 03/02/2030		7,600	7,428
5.250% due 03/02/2033		11,500	10,999
5.600% due 03/02/2043		33,650	31,305
5.650% due 03/02/2053		10,000	9,366
5.750% due 03/02/2063		19,100	17,636

AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030		8,300	6,689

Anheuser-Busch InBev Worldwide, Inc.
4.600% due 04/15/2048		800	677
5.450% due 01/23/2039		9,360	9,053

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AP Moller - Maersk AS
4.500% due 06/20/2029	$2,000	$1,906

Apple, Inc.
1.650% due 05/11/2030	1,450	1,176
2.500% due 02/09/2025	950	914
2.550% due 08/20/2060	11,700	6,713
3.450% due 05/06/2024	300	296
4.300% due 05/10/2033	25,000	23,614
4.850% due 05/10/2053	19,000	17,419

Applied Materials, Inc.
3.900% due 10/01/2025	35	34

Aptiv PLC
3.250% due 03/01/2032	6,000	4,921

Arrow Electronics, Inc.
2.950% due 02/15/2032	3,900	3,052

Ashtead Capital, Inc.
4.000% due 05/01/2028	9,445	8,597
4.250% due 11/01/2029	3,300	2,925

Automatic Data Processing, Inc.
3.375% due 09/15/2025	160	154

Bacardi Ltd.
4.450% due 05/15/2025	4,500	4,369
4.700% due 05/15/2028	19,600	18,668
5.150% due 05/15/2038	10,500	9,221

BAE Systems PLC
3.400% due 04/15/2030	4,000	3,486

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	3,200	2,134

BAT Capital Corp.
2.726% due 03/25/2031	13,800	10,660
6.421% due 08/02/2033	3,500	3,405
7.079% due 08/02/2043	1,900	1,824
7.081% due 08/02/2053	2,300	2,175

Bayer U.S. Finance LLC
3.375% due 07/15/2024	190	186
4.375% due 12/15/2028	36,600	34,032

Berry Global, Inc.
1.570% due 01/15/2026	8,000	7,234
4.875% due 07/15/2026	3,700	3,546

Bio-Rad Laboratories, Inc.
3.700% due 03/15/2032	10,000	8,423

Boardwalk Pipelines LP
3.400% due 02/15/2031	18,000	14,971
3.600% due 09/01/2032	14,300	11,674

Boeing Co.
1.433% due 02/04/2024	15,000	14,763
2.196% due 02/04/2026	9,400	8,633
2.950% due 02/01/2030	375	316
3.200% due 03/01/2029	185	163
3.550% due 03/01/2038	175	128
3.625% due 02/01/2031	3,500	3,025
5.705% due 05/01/2040	21,000	19,390

28	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.805% due 05/01/2050	$9,700	$8,792
5.930% due 05/01/2060	30,000	26,974
7.950% due 08/15/2024	375	379

Bombardier, Inc.
7.125% due 06/15/2026	7,500	7,274

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	2,800	2,735

Boston Scientific Corp.
2.650% due 06/01/2030	15,700	13,131

BP Capital Markets America, Inc.
3.410% due 02/11/2026	355	339
3.588% due 04/14/2027	360	340
4.234% due 11/06/2028	415	395

British Airways Pass-Through Trust
3.300% due 06/15/2034	8,760	7,560
4.250% due 05/15/2034	1,376	1,236
4.625% due 12/20/2025	365	361

Broadcom, Inc.
1.950% due 02/15/2028	200	171
2.450% due 02/15/2031	21,400	16,736
2.600% due 02/15/2033	3,800	2,835
3.137% due 11/15/2035	22,839	16,659
3.187% due 11/15/2036	24,922	17,904
3.419% due 04/15/2033	632	506
3.469% due 04/15/2034	5,532	4,347
4.926% due 05/15/2037	44,703	38,554

Burlington Northern Santa Fe LLC
5.200% due 04/15/2054	6,400	5,872

Cameron LNG LLC
3.302% due 01/15/2035	4,300	3,428
3.402% due 01/15/2038	10,600	8,369

Canadian Pacific Railway Co.
4.950% due 08/15/2045	1,631	1,409
6.125% due 09/15/2115	10,000	9,755

Carlisle Cos., Inc.
3.750% due 12/01/2027	100	93

CDW LLC
2.670% due 12/01/2026	10,100	9,120

Celeo Redes Operacion Chile SA
5.200% due 06/22/2047	2,083	1,872

Centene Corp.
2.450% due 07/15/2028	3,500	2,960
2.500% due 03/01/2031	1,900	1,462
2.625% due 08/01/2031	7,774	5,964
3.000% due 10/15/2030	8,819	7,124
4.625% due 12/15/2029	4,300	3,878

Charter Communications Operating LLC
2.300% due 02/01/2032	10,400	7,584
3.700% due 04/01/2051	5,000	2,913
3.750% due 02/15/2028	23,400	21,111
3.850% due 04/01/2061	25,100	14,044
3.900% due 06/01/2052	15,200	9,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.950% due 06/30/2062	$15,600	$8,861
4.200% due 03/15/2028	1,600	1,469
4.800% due 03/01/2050	5,400	3,780
4.908% due 07/23/2025	2,135	2,087
5.125% due 07/01/2049	17,200	12,553
5.375% due 05/01/2047	6,985	5,328
5.750% due 04/01/2048	15,890	12,700

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	3,892
3.700% due 11/15/2029	47,274	41,965
5.125% due 06/30/2027	23,235	22,589

Cheniere Energy Partners LP
4.000% due 03/01/2031	4,500	3,852

China Modern Dairy Holdings Ltd.
2.125% due 07/14/2026	3,600	3,096

Comcast Corp.
2.800% due 01/15/2051	22,300	13,069
3.250% due 11/01/2039	3,500	2,560
3.750% due 04/01/2040	5,500	4,264
3.950% due 10/15/2025	675	655
5.350% due 05/15/2053	15,200	13,872

Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	3,475
5.625% due 03/15/2027	4,200	3,608
6.000% due 01/15/2029	1,200	970
8.000% due 03/15/2026	3,100	2,958

Conagra Brands, Inc.
4.300% due 05/01/2024	19,800	19,597

ConocoPhillips Co.
2.400% due 03/07/2025	186	178
5.050% due 09/15/2033	11,600	11,113
5.550% due 03/15/2054	5,600	5,327
5.700% due 09/15/2063	3,800	3,625

Constellation Brands, Inc.
3.700% due 12/06/2026	2,122	2,005

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «	795	781

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)	1,858	1,235

Continental Resources, Inc.
4.375% due 01/15/2028	7,050	6,542
5.750% due 01/15/2031	12,125	11,396

Corning, Inc.
4.700% due 03/15/2037	130	115

CoStar Group, Inc.
2.800% due 07/15/2030	12,400	10,002

Costco Wholesale Corp.
2.750% due 05/18/2024	480	471

Cox Communications, Inc.
5.450% due 09/15/2028	4,800	4,723
5.700% due 06/15/2033	2,000	1,929

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Castle Towers LLC
4.241% due 07/15/2048	$11,900	$10,932

CSL Finanace PLC Co.
4.050% due 04/27/2029	4,500	4,200

CSN Resources SA
4.625% due 06/10/2031	7,900	6,027
5.875% due 04/08/2032	8,900	7,227

CVS Health Corp.
3.000% due 08/15/2026	375	349
5.000% due 01/30/2029	19,800	19,162
5.875% due 06/01/2053	6,200	5,738

CVS Pass-Through Trust
4.163% due 08/11/2036	295	252
4.704% due 01/10/2036	6,965	6,258
5.789% due 01/10/2026	25	24
5.926% due 01/10/2034	313	299
6.036% due 12/10/2028	3,211	3,178
8.353% due 07/10/2031	284	302

DAE Funding LLC
1.550% due 08/01/2024	3,000	2,874
1.625% due 02/15/2024	4,500	4,413
2.625% due 03/20/2025	8,400	7,906
3.375% due 03/20/2028	6,300	5,575

Daimler Truck Finance North America LLC
1.125% due 12/14/2023	6,600	6,536
5.944% (SOFRRATE + 0.600%) due 12/14/2023 ~	8,600	8,603
6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~	5,100	5,093

Dell International LLC
4.000% due 07/15/2024	17,665	17,395
4.900% due 10/01/2026	6,350	6,197
5.300% due 10/01/2029	9,700	9,420
5.850% due 07/15/2025	9,740	9,729
6.020% due 06/15/2026	10,330	10,372
6.200% due 07/15/2030	5,617	5,666

Delta Air Lines, Inc.
2.900% due 10/28/2024	7,776	7,481
3.750% due 10/28/2029	4,200	3,615
4.375% due 04/19/2028	1,100	1,012
7.375% due 01/15/2026	35,122	35,584

Devon Energy Corp.
5.250% due 09/15/2024	7,493	7,438

Diamond Sports Group LLC
6.625% due 08/15/2027 ^(c)	400	8

Directv Financing LLC
5.875% due 08/15/2027	2,700	2,391

Discovery Communications LLC
3.900% due 11/15/2024	100	97
3.950% due 06/15/2025	276	266
3.950% due 03/20/2028	100	91
4.900% due 03/11/2026	295	288

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DISH DBS Corp.
5.250% due 12/01/2026	$750	$639

DT Midstream, Inc.
4.125% due 06/15/2029	4,000	3,463

Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	2,768
3.900% due 11/15/2049	3,700	2,431

Eaton Corp.
3.103% due 09/15/2027	175	162

Ecopetrol SA
8.875% due 01/13/2033	9,000	8,798

Edwards Lifesciences Corp.
4.300% due 06/15/2028	6,700	6,321

Elevance Health, Inc.
3.650% due 12/01/2027	10,275	9,530

Enbridge, Inc.
2.500% due 08/01/2033	14,800	10,987
4.250% due 12/01/2026	7,300	6,968
5.700% due 03/08/2033	9,600	9,202
6.250% due 03/01/2078 •	8,700	7,779

Energy Transfer LP
3.900% due 05/15/2024	167	165
3.900% due 07/15/2026	5,861	5,550
5.350% due 05/15/2045	2,600	2,135
5.800% due 06/15/2038	6,230	5,699
6.500% due 02/01/2042	3,600	3,447
6.625% due 10/15/2036	206	204
7.500% due 07/01/2038	4,302	4,525

Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	3,942

Enterprise Products Operating LLC
4.250% due 02/15/2048	2,485	1,949
4.450% due 02/15/2043	6,890	5,647
5.375% due 02/15/2078 •	10,400	8,673
5.700% due 02/15/2042	2,002	1,918
8.619% (TSFR3M + 3.248%) due 08/16/2077 ~	7,651	7,571

EQM Midstream Partners LP
4.000% due 08/01/2024	2,746	2,679

EQT Corp.
3.900% due 10/01/2027	3,500	3,240

Equifax, Inc.
5.100% due 06/01/2028	13,300	12,862

Essential Utilities, Inc.
3.566% due 05/01/2029	1,800	1,626

Expedia Group, Inc.
2.950% due 03/15/2031	2,494	2,011
3.250% due 02/15/2030	10,900	9,226
6.250% due 05/01/2025	5,334	5,345

Exxon Mobil Corp.
2.709% due 03/06/2025	450	434

30	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FactSet Research Systems, Inc.
2.900% due 03/01/2027		$11,300	$10,312

Ferguson Finance PLC
3.250% due 06/02/2030		4,900	4,157

Fidelity National Information Services, Inc.
1.150% due 03/01/2026		300	269

Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,678
3.800% due 10/01/2023		320	320
4.200% due 10/01/2028		4,905	4,602

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		36,900	28,728

Flex Ltd.
4.875% due 06/15/2029		18,100	16,935

Ford Foundation
2.815% due 06/01/2070		7,500	4,129

Forward Air Corp.
9.500% due 10/15/2031 (a)		5,000	5,001

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	1,900	1,807

Freeport Minerals Corp.
9.500% due 06/01/2031		$200	234

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031		9,900	7,180

Global Payments, Inc.
3.200% due 08/15/2029		13,572	11,551
5.400% due 08/15/2032		5,000	4,691
5.950% due 08/15/2052		1,100	988

Gold Fields Orogen Holdings BVI Ltd.
6.125% due 05/15/2029		2,600	2,527

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		7,900	7,721

Guara Norte SARL
5.198% due 06/15/2034		3,095	2,637

Gulfstream Natural Gas System LLC
4.600% due 09/15/2025		2,900	2,796

Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,802	4,457
3.375% due 03/24/2029		1,700	1,525

Halliburton Co.
3.800% due 11/15/2025		7	7

HCA, Inc.
3.500% due 07/15/2051		4,500	2,814
3.625% due 03/15/2032		2,700	2,239
4.125% due 06/15/2029		6,800	6,159
4.625% due 03/15/2052		2,400	1,804
5.000% due 03/15/2024		12,404	12,342
5.125% due 06/15/2039		1,000	867
5.250% due 06/15/2026		30	29
5.500% due 06/01/2033		19,000	17,982
5.900% due 06/01/2053		5,200	4,689

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HEICO Corp.
5.250% due 08/01/2028	$2,000	$1,953
5.350% due 08/01/2033	1,900	1,801

Hess Corp.
7.300% due 08/15/2031	3,584	3,802
7.875% due 10/01/2029	3,600	3,906

HF Sinclair Corp.
5.875% due 04/01/2026	12,206	12,173

Home Depot, Inc.
3.750% due 02/15/2024	375	373

Howard Midstream Energy Partners LLC
8.875% due 07/15/2028	2,400	2,423

Humana, Inc.
1.350% due 02/03/2027	7,100	6,189
2.150% due 02/03/2032	7,800	5,898
3.700% due 03/23/2029	3,300	3,012
5.875% due 03/01/2033	1,100	1,094

Huntington Ingalls Industries, Inc.
3.844% due 05/01/2025	900	870
4.200% due 05/01/2030	3,200	2,896

Hyatt Hotels Corp.
1.800% due 10/01/2024	5,400	5,182
4.375% due 09/15/2028	150	139
5.375% due 04/23/2025	2,600	2,572
5.750% due 04/23/2030	3,900	3,783

Hyundai Capital America
0.875% due 06/14/2024	5,400	5,209
1.500% due 06/15/2026	11,500	10,219
2.000% due 06/15/2028	16,700	13,886
6.000% due 07/11/2025	200	199
6.491% due 08/04/2025 •	13,000	13,008

Illinois Tool Works, Inc.
3.500% due 03/01/2024	550	545

Imperial Brands Finance PLC
3.125% due 07/26/2024	9,900	9,650
3.500% due 07/26/2026	12,600	11,797
3.875% due 07/26/2029	18,600	16,387
6.125% due 07/27/2027	10,000	9,978

Infor, Inc.
1.750% due 07/15/2025	8,900	8,189

Innophos Holdings, Inc.
9.375% due 02/15/2028	5,200	4,988

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	6,500	4,444

International Business Machines Corp.
3.625% due 02/12/2024	100	99

Interpublic Group of Cos., Inc.
4.200% due 04/15/2024	41	41

Jabil, Inc.
5.450% due 02/01/2029	2,200	2,142

JetBlue Pass-Through Trust
2.750% due 11/15/2033	6,448	5,421

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Johnson & Johnson
2.625% due 01/15/2025	$225	$218

Kellogg Co.
3.400% due 11/15/2027	150	138

Kenvue, Inc.
4.900% due 03/22/2033	9,400	8,989

Kimberly-Clark Corp.
3.100% due 03/26/2030	225	198
3.950% due 11/01/2028	115	110

Kinder Morgan Energy Partners LP
7.300% due 08/15/2033	5,726	6,023
7.400% due 03/15/2031	500	529
7.500% due 11/15/2040	5,500	5,787

Kinder Morgan, Inc.
5.300% due 12/01/2034	1,000	917
5.625% due 11/15/2023	2,620	2,618
7.750% due 01/15/2032	16,050	17,416

Kraft Heinz Foods Co.
5.000% due 06/04/2042	2,400	2,081
6.500% due 02/09/2040	1,258	1,278
6.875% due 01/26/2039	13,500	14,172
7.125% due 08/01/2039	7,120	7,560

L3Harris Technologies, Inc.
4.400% due 06/15/2028	345	327

Las Vegas Sands Corp.
2.900% due 06/25/2025	1,300	1,213
3.200% due 08/08/2024	104,110	100,787
3.500% due 08/18/2026	6,600	6,010

Leidos, Inc.
2.300% due 02/15/2031	16,750	12,891
4.375% due 05/15/2030	4,100	3,673

Lennar Corp.
4.750% due 11/29/2027	1,120	1,080

Lenovo Group Ltd.
5.875% due 04/24/2025	8,600	8,554

Liberty Utilities Finance GP 1
2.050% due 09/15/2030	7,000	5,404

Linde, Inc.
2.650% due 02/05/2025	350	337

Lockheed Martin Corp.
3.550% due 01/15/2026	162	156
4.300% due 06/15/2062	17,000	13,331
5.200% due 02/15/2055	4,915	4,573
5.700% due 11/15/2054	11,600	11,584

Marriott International, Inc.
3.500% due 10/15/2032	9,700	7,942
3.600% due 04/15/2024	700	691
4.150% due 12/01/2023	4,700	4,685
4.500% due 10/01/2034	6,099	5,192
4.625% due 06/15/2030	6,100	5,622
5.000% due 10/15/2027	5,600	5,460
5.550% due 10/15/2028	10,000	9,891

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 05/01/2025		$116	$116

Marvell Technology, Inc.
1.650% due 04/15/2026		9,176	8,297
4.875% due 06/22/2028		100	96

Massachusetts Institute of Technology
4.678% due 07/01/2114		150	124

McDonald’s Corp.
2.625% due 09/01/2029		4,100	3,542
3.300% due 07/01/2025		355	342
3.800% due 04/01/2028		225	212

MDC Holdings, Inc.
3.966% due 08/06/2061		4,200	2,316

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		5,475	5,177
5.250% due 04/26/2026		2,300	2,136
5.375% due 12/04/2029		1,300	1,072
5.750% due 07/21/2028		8,850	7,763

Merck & Co., Inc.
3.400% due 03/07/2029		975	892
5.150% due 05/17/2063		2,400	2,191

Meta Platforms, Inc.
5.600% due 05/15/2053		22,700	21,502

MGM China Holdings Ltd.
5.250% due 06/18/2025		8,445	8,074
5.375% due 05/15/2024		12,100	11,941
5.875% due 05/15/2026		10,902	10,380

Micron Technology, Inc.
4.185% due 02/15/2027		190	179
4.975% due 02/06/2026		210	206
5.327% due 02/06/2029		6,400	6,172

Microsoft Corp.
2.400% due 08/08/2026		675	627
2.875% due 02/06/2024		400	396
3.125% due 11/03/2025		730	700
4.200% due 11/03/2035		250	231

Mileage Plus Holdings LLC
6.500% due 06/20/2027		1,500	1,488

Mitchells & Butlers Finance PLC
5.788% (SONIO/N + 0.569%) due 12/15/2030 ~	GBP	559	635

Moody’s Corp.
3.250% due 05/20/2050		$11,450	7,354

MPH Acquisition Holdings LLC
5.500% due 09/01/2028		5,000	4,253

MPLX LP
4.500% due 04/15/2038		9,900	8,029
4.800% due 02/15/2029		100	95
4.875% due 12/01/2024		450	444
4.900% due 04/15/2058		2,600	1,938
4.950% due 03/14/2052		4,100	3,213

MSCI, Inc.
3.250% due 08/15/2033		1,200	925
3.875% due 02/15/2031		1,500	1,273

32	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mylan, Inc.
4.200% due 11/29/2023		$9,500	$9,471

National Fuel Gas Co.
2.950% due 03/01/2031		9,100	7,165

Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	12,128
4.875% due 04/15/2028		$1,700	1,649
4.875% due 06/15/2030		900	853

Newcastle Coal Infrastructure Group Pty. Ltd.
4.400% due 09/29/2027		2,093	1,884

Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		2,500	1,835
5.750% due 11/15/2041		2,500	2,286

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	3,600	3,632
3.201% due 09/17/2028		2,600	2,488
3.522% due 09/17/2025		$5,700	5,387
4.345% due 09/17/2027		16,300	14,886
4.810% due 09/17/2030		800	690

Norfolk Southern Corp.
4.100% due 05/15/2121		4,200	2,734
5.350% due 08/01/2054		2,000	1,829

Northrop Grumman Corp.
2.930% due 01/15/2025		125	121
4.950% due 03/15/2053		1,000	880
7.750% due 03/15/2026		102	106
7.750% due 02/15/2031		285	317

NVIDIA Corp.
3.200% due 09/16/2026		300	284

NVR, Inc.
3.000% due 05/15/2030		35,314	29,451

NXP BV
3.875% due 06/18/2026		6,700	6,373
4.300% due 06/18/2029		7,685	7,043
4.875% due 03/01/2024		2,600	2,587
5.000% due 01/15/2033		600	552
5.350% due 03/01/2026		4,800	4,731

Occidental Petroleum Corp.
6.200% due 03/15/2040		3,260	3,111
8.875% due 07/15/2030		8,100	9,115

OCI NV
6.700% due 03/16/2033		3,400	3,248

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (f)(h)		3,579	85

ONEOK Partners LP
6.125% due 02/01/2041		1,700	1,577
6.200% due 09/15/2043		3,450	3,217

Oracle Corp.
2.875% due 03/25/2031 (j)		14,900	12,177
3.600% due 04/01/2050		1,700	1,101
3.950% due 03/25/2051 (j)		5,300	3,637
4.000% due 07/15/2046		11,000	7,769

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/15/2047	$3,700	$2,602
4.100% due 03/25/2061 (j)	16,600	11,085
4.900% due 02/06/2033	5,500	5,072

Ovintiv, Inc.
6.250% due 07/15/2033	3,000	2,903

Pactiv Evergreen Group Issuer LLC
4.375% due 10/15/2028	1,700	1,477

Penske Truck Leasing Co. LP
2.700% due 11/01/2024	15,700	15,121
3.900% due 02/01/2024	3,100	3,076

PepsiCo, Inc.
2.250% due 03/19/2025	180	172
2.625% due 07/29/2029	440	386
3.000% due 10/15/2027	260	242

Perrigo Finance Unlimited Co.
4.375% due 03/15/2026	2,200	2,059

Petroleos Mexicanos
6.700% due 02/16/2032	16,351	12,152

Pfizer Investment Enterprises Pte. Ltd.
4.450% due 05/19/2028	4,100	3,954
5.110% due 05/19/2043	14,400	13,233
5.300% due 05/19/2053	12,200	11,345

Pfizer, Inc.
3.400% due 05/15/2024	150	148

PGT Innovations, Inc.
4.375% due 10/01/2029	200	185

Philip Morris International, Inc.
5.375% due 02/15/2033	6,000	5,691
5.625% due 11/17/2029	3,100	3,066
5.750% due 11/17/2032	11,500	11,231

Phillips 66 Co.
0.900% due 02/15/2024	13,900	13,641
3.550% due 10/01/2026	436	411
3.605% due 02/15/2025	65	63

Pioneer Natural Resources Co.
7.200% due 01/15/2028	4,497	4,654

Procter & Gamble Co.
2.700% due 02/02/2026	450	426

Prosus NV
3.832% due 02/08/2051	2,300	1,272
4.027% due 08/03/2050	1,200	688

QatarEnergy
3.125% due 07/12/2041	3,700	2,564

Qorvo, Inc.
1.750% due 12/15/2024	775	729

QUALCOMM, Inc.
3.250% due 05/20/2027	20	19
4.650% due 05/20/2035	285	267

Quanta Services, Inc.
2.350% due 01/15/2032	4,600	3,455
2.900% due 10/01/2030	3,100	2,531

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	$604	$607

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	15,900	12,244

Renesas Electronics Corp.
1.543% due 11/26/2024	4,000	3,768
2.170% due 11/25/2026	3,200	2,824

Republic Services, Inc.
2.500% due 08/15/2024	260	253

Revvity, Inc.
3.300% due 09/15/2029	300	260

Rockies Express Pipeline LLC
3.600% due 05/15/2025	8,800	8,314
4.800% due 05/15/2030	3,100	2,679

Royalty Pharma PLC
1.750% due 09/02/2027	13,750	11,739

RTX Corp.
3.150% due 12/15/2024	325	315
3.950% due 08/16/2025	355	344
4.125% due 11/16/2028	600	560
5.375% due 02/27/2053	13,300	12,051
7.200% due 08/15/2027	125	130

S&P Global, Inc.
4.250% due 05/01/2029	12,542	11,847
4.750% due 08/01/2028	1,000	976

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	6,500	5,963
5.000% due 03/15/2027	6,411	6,223
5.625% due 03/01/2025	4,575	4,547
5.750% due 05/15/2024	1,586	1,583
5.875% due 06/30/2026	10,705	10,691

Santos Finance Ltd.
3.649% due 04/29/2031	20,000	15,998
6.875% due 09/19/2033	5,500	5,386

Sasol Financing USA LLC
5.875% due 03/27/2024	250	248

Saudi Arabian Oil Co.
2.250% due 11/24/2030	1,000	804

Seadrill Finance Ltd.
8.375% due 08/01/2030	400	408

SF Holding Investment Ltd.
2.875% due 02/20/2030	10,900	9,149
3.125% due 11/17/2031	1,500	1,226

Sherwin-Williams Co.
3.300% due 02/01/2025	500	481
3.450% due 08/01/2025	200	192

SK Hynix, Inc.
1.000% due 01/19/2024	7,100	6,987
2.375% due 01/19/2031	5,000	3,758

Smith & Nephew PLC
2.032% due 10/14/2030	6,900	5,316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwest Airlines Co.
3.000% due 11/15/2026	$175	$162
3.450% due 11/16/2027	100	92

Spectra Energy Partners LP
3.500% due 03/15/2025	275	266
4.750% due 03/15/2024	650	646

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	3,800	3,545
4.600% due 06/15/2028	16,831	13,137
7.500% due 04/15/2025	9,600	9,429
9.375% due 11/30/2029	4,450	4,534

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	906	770
4.100% due 10/01/2029	1,880	1,708

Sprint Spectrum Co. LLC
4.738% due 03/20/2025	7,163	7,089

Standard Industries, Inc.
4.375% due 07/15/2030	2,350	1,949

Station Casinos LLC
4.500% due 02/15/2028	2,000	1,747

Stryker Corp.
1.950% due 06/15/2030	12,550	10,061

Studio City Finance Ltd.
5.000% due 01/15/2029	9,300	7,005
6.500% due 01/15/2028	13,100	11,120

Sutter Health
5.164% due 08/15/2033	2,900	2,786

Syngenta Finance NV
4.892% due 04/24/2025	4,390	4,283

T-Mobile USA, Inc.
2.050% due 02/15/2028	10,500	9,034
2.550% due 02/15/2031	16,800	13,374
3.000% due 02/15/2041	32,700	21,683
3.300% due 02/15/2051	40,000	25,051
3.400% due 10/15/2052	4,600	2,876
3.500% due 04/15/2025	5,843	5,639
3.600% due 11/15/2060	5,700	3,530
3.875% due 04/15/2030	21,750	19,278
5.050% due 07/15/2033	2,000	1,856
5.650% due 01/15/2053	4,800	4,388
5.750% due 01/15/2054	5,200	4,797
5.800% due 09/15/2062	2,400	2,192

Take-Two Interactive Software, Inc.
3.700% due 04/14/2027	7,600	7,120

Targa Resources Corp.
4.950% due 04/15/2052	8,000	6,164

Target Corp.
2.250% due 04/15/2025	250	238

TCI Communications, Inc.
7.875% due 02/15/2026	600	629

TD SYNNEX Corp.
1.250% due 08/09/2024	6,300	6,021

34	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 08/09/2026	$9,940	$8,741
2.375% due 08/09/2028	14,300	11,766
2.650% due 08/09/2031	8,700	6,477

Time Warner Cable LLC
4.500% due 09/15/2042	4,000	2,774

Times Square Hotel Trust
8.528% due 08/01/2026	249	246

TransCanada PipeLines Ltd.
4.250% due 05/15/2028	40	38
5.600% due 03/31/2034	5,258	4,919

Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030	2,900	2,491
7.850% due 02/01/2026	12,066	12,549

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031	7,350	5,814

Travel & Leisure Co.
4.625% due 03/01/2030	5,700	4,804

Trimble, Inc.
4.900% due 06/15/2028	2,100	2,010
6.100% due 03/15/2033	1,000	980

Trinity Acquisition PLC
4.400% due 03/15/2026	35	34

Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028	2,000	1,860

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	496	496

Unigel Luxembourg SA
8.750% due 10/01/2026	3,900	1,316

United Airlines Pass-Through Trust
2.700% due 11/01/2033	859	711
2.875% due 04/07/2030	15,490	13,678
3.100% due 01/07/2030	994	900
3.100% due 04/07/2030	3,617	3,113
3.450% due 01/07/2030	2,870	2,560
3.500% due 09/01/2031	1,284	1,140
3.700% due 09/01/2031	2,810	2,414
4.150% due 10/11/2025	1,117	1,102
4.150% due 02/25/2033	8,723	7,928
5.875% due 04/15/2029	21,919	21,758

UnitedHealth Group, Inc.
2.900% due 05/15/2050	5,500	3,383
5.200% due 04/15/2063	23,860	21,327
5.875% due 02/15/2053	2,500	2,512

Univision Communications, Inc.
5.125% due 02/15/2025	1,548	1,511

Vale Overseas Ltd.
3.750% due 07/08/2030	3,500	2,987
6.875% due 11/21/2036	4,996	5,031

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	16,800	14,155
3.875% due 11/01/2033	11,000	8,553
4.125% due 08/15/2031	2,500	2,054
6.250% due 01/15/2030	5,150	4,918

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VeriSign, Inc.
2.700% due 06/15/2031		$1,706	$1,360

Viking Ocean Cruises Ship Ltd.
5.625% due 02/15/2029		500	453

Virgin Australia Holdings Pty. Ltd.
8.125% due 11/15/2024 ^(c)		2,638	5

Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	5,688
5.250% due 05/15/2029		1,000	1,055

Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031		$6,200	4,943

VMware, Inc.
2.200% due 08/15/2031		3,300	2,492
3.900% due 08/21/2027		16,435	15,320
4.500% due 05/15/2025		9,342	9,129
4.650% due 05/15/2027		10,438	10,071
4.700% due 05/15/2030		24,482	22,561

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		13,400	12,847

Walt Disney Co.
2.650% due 01/13/2031		23,580	19,534
3.500% due 05/13/2040		13,400	10,043
3.700% due 09/15/2024		400	392
7.700% due 10/30/2025		153	159

Warnermedia Holdings, Inc.
5.050% due 03/15/2042		2,700	2,090
5.141% due 03/15/2052		13,800	10,262

Weir Group PLC
2.200% due 05/13/2026		19,600	17,622

Western Digital Corp.
4.750% due 02/15/2026		3,600	3,434

Western Midstream Operating LP
3.950% due 06/01/2025		150	144
6.350% due 01/15/2029		12,500	12,537

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		15,933	14,991

Weyerhaeuser Co.
7.700% due 02/15/2026		7,658	7,996

Williams Cos., Inc.
4.850% due 03/01/2048		6,000	4,800

Woodside Finance Ltd.
3.650% due 03/05/2025		9,700	9,358
3.700% due 09/15/2026		11,375	10,674
3.700% due 03/15/2028		6,100	5,541
4.500% due 03/04/2029		2,300	2,127

Wyeth LLC
6.450% due 02/01/2024		100	100

Wynn Macau Ltd.
4.875% due 10/01/2024		6,050	5,902
5.500% due 10/01/2027		31,554	28,193

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Xiaomi Best Time International Ltd.
2.875% due 07/14/2031	$6,000	$4,459

Yara International ASA
4.750% due 06/01/2028	12,500	11,770

Yellowstone Energy LP
5.750% due 12/31/2026 «	1,922	1,903

Zayo Group Holdings, Inc.
4.000% due 03/01/2027	500	372
6.125% due 03/01/2028	5,100	3,286

		3,356,006

UTILITIES 9.2%

AEP Texas, Inc.
2.100% due 07/01/2030	5,100	4,035

AES Corp.
3.300% due 07/15/2025	10,200	9,674
3.950% due 07/15/2030	5,200	4,488
5.450% due 06/01/2028	2,400	2,319

Alliant Energy Finance LLC
3.600% due 03/01/2032	1,500	1,242

American Electric Power Co., Inc.
3.875% due 02/15/2062 •	6,200	5,077

Arizona Public Service Co.
2.650% due 09/15/2050	8,900	4,834
3.350% due 05/15/2050	3,750	2,356

AT&T, Inc.
2.750% due 06/01/2031	16,200	12,968
3.500% due 06/01/2041	49,000	34,067
3.550% due 09/15/2055	23,160	14,192
3.650% due 06/01/2051	25,700	16,583
3.650% due 09/15/2059	30,575	18,623
3.850% due 06/01/2060	25,750	16,434

Berkshire Hathaway Energy Co.
4.450% due 01/15/2049	1,850	1,435

Bharti Airtel Ltd.
4.375% due 06/10/2025	5,000	4,874

Black Hills Corp.
2.500% due 06/15/2030	10,400	8,330
3.875% due 10/15/2049	5,500	3,689
6.150% due 05/15/2034	4,400	4,288

CenterPoint Energy Houston Electric LLC
4.950% due 04/01/2033	2,600	2,471

CenterPoint Energy, Inc.
4.250% due 11/01/2028	360	332

Clearway Energy Operating LLC
3.750% due 02/15/2031	3,500	2,765

Cleco Corporate Holdings LLC
3.743% due 05/01/2026	12,005	11,204

Cleveland Electric Illuminating Co.
3.500% due 04/01/2028	4,200	3,810

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	$4,000	$3,982
6.055% due 08/15/2026	2,000	2,007

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030	2,700	2,667
6.036% due 11/15/2033	13,500	13,185

Connecticut Light & Power Co.
4.900% due 07/01/2033	4,000	3,802

Constellation Energy Generation LLC
5.750% due 10/01/2041	2,579	2,333
5.800% due 03/01/2033	1,400	1,367
6.125% due 01/15/2034	700	700
6.250% due 10/01/2039	990	961

Dominion Energy, Inc.
2.250% due 08/15/2031	8,200	6,349

DTE Electric Co.
5.200% due 04/01/2033	7,500	7,281

DTE Energy Co.
2.950% due 03/01/2030	2,441	2,048
3.400% due 06/15/2029	2,387	2,108

Duke Energy Carolinas LLC
2.450% due 08/15/2029	16,100	13,627
2.950% due 12/01/2026	160	150
3.200% due 08/15/2049	500	321
6.050% due 04/15/2038	1,227	1,226

Duke Energy Corp.
3.400% due 06/15/2029	765	681

Duke Energy Florida LLC
3.200% due 01/15/2027	1,100	1,031

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	6,800	6,854

Duquesne Light Holdings, Inc.
3.616% due 08/01/2027	15,400	13,808

Edison International
5.750% due 06/15/2027	8,700	8,625
8.125% due 06/15/2053 •	8,900	8,931

Electricite de France SA
4.500% due 09/21/2028	1,000	935
4.875% due 09/21/2038	1,400	1,140
4.875% due 01/22/2044	500	399
6.900% due 05/23/2053	14,300	14,218
9.125% due 03/15/2033 •(h)	3,900	4,073

Emera U.S. Finance LP
4.750% due 06/15/2046	15,000	11,091

Empresa Electrica Cochrane SpA
5.500% due 05/14/2027	1,382	1,293

Enel Finance America LLC
2.875% due 07/12/2041	4,100	2,448
7.100% due 10/14/2027	2,500	2,588

Enel Finance International NV
1.875% due 07/12/2028	9,100	7,552
2.250% due 07/12/2031	10,100	7,640

36	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
1.900% due 06/15/2028	$5,900	$4,988
3.750% due 06/15/2050	1,000	664

Entergy Mississippi LLC
5.000% due 09/01/2033	6,767	6,368

Entergy Texas, Inc.
1.750% due 03/15/2031	4,129	3,156
5.800% due 09/01/2053	800	767

Evergy Metro, Inc.
2.250% due 06/01/2030	400	323

Exelon Corp.
4.050% due 04/15/2030	7,100	6,395
5.150% due 03/15/2028	5,000	4,910

Fells Point Funding Trust
3.046% due 01/31/2027	11,500	10,434

FORESEA Holding SA
7.500% due 06/15/2030	1,905	1,793

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	18,600	10,695

Georgia Power Co.
2.650% due 09/15/2029	9,800	8,332
3.250% due 03/15/2051	16,500	10,484
3.700% due 01/30/2050	4,200	2,952

India Green Power Holdings
4.000% due 02/22/2027	3,100	2,722

Interstate Power & Light Co.
5.700% due 10/15/2033	500	492

IPALCO Enterprises, Inc.
3.700% due 09/01/2024	2,650	2,589
4.250% due 05/01/2030	1,379	1,211

ITC Holdings Corp.
2.950% due 05/14/2030	1,800	1,495

Jersey Central Power & Light Co.
4.300% due 01/15/2026	9,450	9,112

Kentucky Utilities Co.
5.450% due 04/15/2033	3,000	2,935

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028	2,500	2,329

MidAmerican Energy Co.
3.150% due 04/15/2050	500	318
4.250% due 05/01/2046	1,800	1,407
5.350% due 01/15/2034	2,100	2,074

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	39,000	38,387
4.625% due 04/01/2029	3,155	2,886

Mississippi Power Co.
3.950% due 03/30/2028	14,645	13,666

Monongahela Power Co.
4.100% due 04/15/2024	450	446

Narragansett Electric Co.
3.395% due 04/09/2030	3,100	2,690

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Grid PLC
5.602% due 06/12/2028	$6,000	$5,939
5.809% due 06/12/2033	5,500	5,348

NextEra Energy Capital Holdings, Inc.
2.440% due 01/15/2032	2,000	1,549
4.800% due 12/01/2077 •	4,300	3,736
5.650% due 05/01/2079 •	5,000	4,629

NGPL PipeCo LLC
4.875% due 08/15/2027	8,570	8,095

NiSource, Inc.
3.490% due 05/15/2027	225	209

Oi SA
10.000% due 07/27/2025 ^(c)	7,500	513

ONEOK, Inc.
2.750% due 09/01/2024	6,300	6,115
4.550% due 07/15/2028	21,503	20,263
4.950% due 07/13/2047	9,972	7,889
5.200% due 07/15/2048	3,985	3,266
6.000% due 06/15/2035	700	669
6.050% due 09/01/2033	1,100	1,081
6.350% due 01/15/2031	8,600	8,659
6.625% due 09/01/2053	22,500	22,059

Pacific Gas & Electric Co.
2.500% due 02/01/2031	7,500	5,711
2.950% due 03/01/2026	3,900	3,595
3.000% due 06/15/2028	5,400	4,637
3.150% due 01/01/2026	14,901	13,865
3.250% due 06/01/2031	1,600	1,273
3.300% due 03/15/2027	5,300	4,790
3.300% due 12/01/2027	27,516	24,331
3.300% due 08/01/2040	2,700	1,732
3.450% due 07/01/2025	19,655	18,656
3.500% due 06/15/2025	1,400	1,331
3.500% due 08/01/2050	13,050	7,784
3.750% due 07/01/2028	15,079	13,393
3.750% due 08/15/2042	2,600	1,672
3.850% due 11/15/2023	45	45
4.200% due 03/01/2029	1,000	885
4.250% due 03/15/2046	2,100	1,392
4.300% due 03/15/2045	1,932	1,310
4.500% due 07/01/2040	2,800	2,087
4.500% due 12/15/2041	4,300	2,949
4.550% due 07/01/2030	7,800	6,899
4.600% due 06/15/2043	4,900	3,526
4.650% due 08/01/2028	17,000	15,610
4.750% due 02/15/2044	5,700	4,219
4.950% due 07/01/2050	5,465	4,081
5.250% due 03/01/2052	13,600	10,507

PacifiCorp
2.700% due 09/15/2030	1,500	1,226
2.900% due 06/15/2052	13,300	7,341
5.350% due 12/01/2053	5,450	4,536
5.500% due 05/15/2054	2,400	2,041
5.750% due 04/01/2037	8,278	7,843

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Electric Co.
3.600% due 06/01/2029	$1,020	$910
4.150% due 04/15/2025	2,600	2,511
6.150% due 10/01/2038	1,600	1,544

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	4,300	2,662
3.640% due 11/01/2046	1,500	989

PPL Electric Utilities Corp.
5.000% due 05/15/2033	6,100	5,829

Public Service Co. of Oklahoma
2.200% due 08/15/2031	1,400	1,084
3.150% due 08/15/2051	1,500	909

Puget Energy, Inc.
4.100% due 06/15/2030	5,500	4,798

Rio Oil Finance Trust
8.200% due 04/06/2028	5,647	5,701
9.750% due 01/06/2027	6,487	6,706

San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,400	9,584
4.100% due 06/15/2049	9,500	7,063
5.350% due 04/01/2053	11,800	10,744

SCE Recovery Funding LLC
5.112% due 12/14/2049	3,700	3,357

Sempra
3.400% due 02/01/2028	2,840	2,587
4.125% due 04/01/2052 •	4,100	3,323
5.500% due 08/01/2033	6,600	6,321

Southern California Edison Co.
0.975% due 08/01/2024	16,475	15,816
1.200% due 02/01/2026	7,200	6,502
2.500% due 06/01/2031	2,600	2,069
2.750% due 02/01/2032	10,500	8,405
2.950% due 02/01/2051	12,000	7,112
3.450% due 02/01/2052	8,200	5,240
3.650% due 02/01/2050	2,000	1,354
3.700% due 08/01/2025	8,800	8,469
3.900% due 12/01/2041	1,100	796
3.900% due 03/15/2043	6,100	4,474
4.000% due 04/01/2047	14,900	10,797
4.650% due 10/01/2043	600	488
4.700% due 06/01/2027	600	582
4.875% due 03/01/2049	8,468	6,938
5.300% due 03/01/2028	8,300	8,199
6.650% due 04/01/2029	8,039	8,254

Southern California Gas Co.
2.550% due 02/01/2030	2,200	1,823
5.200% due 06/01/2033	14,300	13,543

Southern Co. Gas Capital Corp.
1.750% due 01/15/2031	12,000	9,071
3.250% due 06/15/2026	5,475	5,151
3.875% due 11/15/2025	2,300	2,216
4.400% due 05/30/2047	5,154	3,917

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Power Co.
5.250% due 07/15/2043		$1,000	$845

Southwest Gas Corp.
4.050% due 03/15/2032		5,775	4,993

Southwestern Electric Power Co.
3.250% due 11/01/2051		7,193	4,330

Sprint LLC
7.125% due 06/15/2024		600	604

System Energy Resources, Inc.
2.140% due 12/09/2025		13,800	12,539
6.000% due 04/15/2028		2,300	2,251

Tallgrass Energy Partners LP
6.000% due 12/31/2030		1,900	1,679

Targa Resources Partners LP
5.500% due 03/01/2030		5,200	4,873

Telecom Italia SpA
7.875% due 07/31/2028	EUR	5,500	6,032

Toledo Edison Co.
2.650% due 05/01/2028		$11,334	9,694

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025		200	193

Transcanada Trust
5.300% due 03/15/2077 •		22,550	19,499

Verizon Communications, Inc.
2.100% due 03/22/2028		2,100	1,805
2.850% due 09/03/2041		4,150	2,686
3.000% due 03/22/2027		875	803
3.875% due 03/01/2052		12,100	8,526
6.135% (SOFRINDX + 0.790%) due 03/20/2026 ~		9,542	9,592

Vistra Operations Co. LLC
4.300% due 07/15/2029		5,000	4,376
6.950% due 10/15/2033		3,050	2,995

Vodafone Group PLC
5.125% due 06/04/2081 •		11,100	7,550

WEC Energy Group, Inc.
1.800% due 10/15/2030		2,700	2,057
2.200% due 12/15/2028		1,000	849

Xcel Energy, Inc.
3.400% due 06/01/2030		240	208
5.450% due 08/15/2033		6,200	5,923

			1,106,557

Total Corporate Bonds & Notes (Cost $9,403,309)			8,150,438

U.S. GOVERNMENT AGENCIES 8.4%

Freddie Mac
6.156% due 11/25/2055 «~		3,265	1,901

38	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
14.429% due 03/25/2029 •	$495	$544

Uniform Mortgage-Backed Security
3.000% due 01/01/2045	135	115
3.500% due 07/01/2046	1,715	1,504
4.000% due 08/01/2049	188	169

Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2053	151,900	120,778
3.500% due 11/01/2053	83,492	71,875
4.000% due 10/01/2053 - 11/01/2053	716,390	638,395
4.500% due 11/01/2053	62,700	57,591
5.000% due 10/01/2053 - 11/01/2053	113,400	107,013

Total U.S. Government Agencies (Cost $1,025,866)		999,885

U.S. TREASURY OBLIGATIONS 21.2%

U.S. Treasury Bonds
1.375% due 11/15/2040	312,980	185,367
1.875% due 02/15/2041	333,300	215,148
1.875% due 11/15/2051	338,738	188,913
2.000% due 11/15/2041	397,800	258,298
2.250% due 05/15/2041	163,533	112,269
2.250% due 02/15/2052	12,600	7,736
2.500% due 02/15/2046	76,025	51,047
2.500% due 05/15/2046	91,308	61,189
3.125% due 08/15/2044	106,675	81,540
3.250% due 05/15/2042	108,400	86,404
3.375% due 05/15/2044	93,084	74,309
3.625% due 05/15/2053	4,400	3,644

U.S. Treasury Inflation Protected Securities (g)
0.875% due 02/15/2047	11,935	8,715
1.500% due 02/15/2053	103,917	86,072

U.S. Treasury Notes
3.875% due 05/15/2043	55,300	48,085
1.375% due 10/31/2028 (n)	270,107	230,488
1.875% due 02/28/2027 (l)(n)(p)	15,600	14,201
1.875% due 02/15/2032	241,641	196,324
2.750% due 08/15/2032 (l)(n)(p)	87,293	75,604
2.875% due 05/15/2032	107,755	94,601
3.125% due 11/15/2028 (l)(n)	29,000	27,007
3.375% due 05/15/2033	112,700	102,223
3.625% due 03/31/2030 (l)(p)	1,700	1,604
3.875% due 09/30/2029	223,745	214,664
4.125% due 11/15/2032 (l)(n)(p)	110,800	106,879

U.S. Treasury STRIPS
0.000% due 05/15/2042 (f)	19,500	7,564

Total U.S. Treasury Obligations (Cost $3,210,821)		2,539,895

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%

245 Park Avenue Trust
3.508% due 06/05/2037	$3,622	$3,203

American Home Mortgage Assets Trust
5.566% due 10/25/2046 •	1,523	1,034

American Home Mortgage Investment Trust
7.654% due 11/25/2045 ^•	502	216

AOA Mortgage Trust
6.322% due 10/15/2038 •	10,675	9,689

Atrium Hotel Portfolio Trust
6.580% due 06/15/2035 •	21,571	21,160

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	7,800	5,971

Banc of America Alternative Loan Trust
5.750% due 11/25/2035 ^«	179	105

Banc of America Funding Trust
3.884% due 06/20/2037 ~	2,613	2,248
5.564% due 01/25/2037 •	5,270	4,532
5.750% due 01/25/2037	2,191	1,727
5.819% due 10/20/2036 •	1,079	850
5.999% due 06/20/2047 •	789	620
6.000% due 03/25/2037	1,075	822
6.234% due 05/25/2037 ^•	290	244
10.763% due 07/25/2047 ^•	751	852

Banc of America Mortgage Trust
4.345% due 10/25/2035 ~	411	355

BCAP LLC Trust
3.587% due 07/26/2036 ~	108	92
5.874% due 05/25/2047 ^•	496	463
6.000% due 07/26/2037 ~	235	197

Bear Stearns Adjustable Rate Mortgage Trust
4.068% due 06/25/2047 ^~	1,516	1,351

Bear Stearns ALT-A Trust
3.988% due 03/25/2036 ^~	138	107
4.216% due 08/25/2036 ^~	856	433
4.259% due 04/25/2035 ~	7,698	6,850
5.754% due 08/25/2036 •	410	356

Bear Stearns Asset-Backed Securities Trust
5.500% due 08/25/2035 «•	90	54
5.784% due 12/25/2035 ^«•	235	108

Benchmark Mortgage Trust
2.640% due 09/15/2048	3,922	3,618

BSST Mortgage Trust
6.633% due 02/15/2037 •	2,100	1,881

BX Trust
6.081% due 04/15/2039 •	16,488	15,973
6.346% due 10/15/2036 •	7,000	6,835

Chase Mortgage Finance Trust
6.000% due 06/25/2037	2,832	1,202

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
5.774% due 08/25/2037 •	299	285

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.714% due 01/25/2035 •	$260	$242

Citigroup Commercial Mortgage Trust
3.251% due 05/10/2035	1,198	1,116

Citigroup Mortgage Loan Trust
3.856% due 03/25/2037 ^~	239	203

Commercial Mortgage Trust
3.178% due 02/10/2035	13,000	12,233

Countrywide Alternative Loan Resecuritization Trust
6.000% due 08/25/2037 ^~	774	441

Countrywide Alternative Loan Trust
5.500% due 07/25/2035	850	670
5.500% due 01/25/2036	808	538
5.629% due 09/20/2046 •	834	830
5.644% due 04/25/2047 •	1,086	878
5.649% due 09/20/2046 •	1,421	1,258
5.784% due 05/25/2037 ^•	626	188
5.814% due 09/25/2046 ^•	1,233	1,138
5.976% due 08/25/2035 ^•	1,484	1,167
6.000% due 03/25/2036 ^	780	347
6.000% due 05/25/2036 ^	87	44
6.000% due 06/25/2037	1,407	649
6.500% due 12/25/2036 ^	354	158

Credit Suisse Commercial Mortgage Trust
6.414% due 06/15/2034 •	4,788	4,393

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	5,951	4,628

Credit Suisse Mortgage Capital Certificates
3.826% due 06/26/2037 ~	1,733	1,628
3.904% due 04/28/2037 ~	910	827

Credit Suisse Mortgage Capital Trust
3.064% due 12/26/2059 ~	1,437	1,420
3.570% due 05/27/2037 ~	3,039	1,999
3.850% due 09/25/2057 ~	554	512

CSAIL Commercial Mortgage Trust
3.718% due 08/15/2048	6,500	6,157

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,199

DROP Mortgage Trust
6.596% due 10/15/2043 •	5,000	4,672

Extended Stay America Trust
6.526% due 07/15/2038 •	53,703	53,299

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •	18,000	17,995

GSR Mortgage Loan Trust
5.874% due 08/25/2046 •	19,296	4,509

HarborView Mortgage Loan Trust
4.084% due 06/19/2036 ^~	620	285
5.852% due 12/19/2036 •	2,291	1,797
5.942% due 01/19/2036 •	1,713	1,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037 ^«	$104	$78

IndyMac INDX Mortgage Loan Trust
5.914% due 07/25/2035 •	5,905	5,404

InTown Mortgage Trust
7.821% due 08/15/2039 •	10,700	10,735

JP Morgan Alternative Loan Trust
4.561% due 05/25/2037 ^~	661	595
6.810% due 08/25/2036 ^þ	757	698

JP Morgan Chase Commercial Mortgage Securities Trust
6.747% due 03/15/2036 •	12,792	11,669

Lehman Mortgage Trust
6.000% due 07/25/2037 ^«	85	73

Merrill Lynch Mortgage Investors Trust
4.970% due 05/25/2033 «~	3	3

Morgan Stanley Capital Trust
6.397% due 12/15/2036 •	2,341	1,896
6.616% due 12/15/2038 •	6,700	6,262

Morgan Stanley Mortgage Loan Trust
5.962% due 06/25/2036 ^~	370	105

Morgan Stanley Re-REMIC Trust
5.500% due 01/26/2037 «~	7	6

MortgageIT Mortgage Loan Trust
5.834% due 04/25/2036 •	3,403	2,474

New Century Alternative Mortgage Loan Trust
6.667% due 07/25/2036 ^þ	878	185

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	27,633	25,645
2.750% due 11/25/2059 ~	18,489	17,025
4.500% due 05/25/2058 ~	6,568	6,193

One New York Plaza Trust
6.397% due 01/15/2036 •	2,400	2,284

ONE Park Mortgage Trust
6.146% due 03/15/2036 •	7,700	7,314

Residential Accredit Loans, Inc. Trust
4.934% due 07/25/2035 «~	127	114
5.041% due 01/25/2036 ^~	1,055	761
5.291% due 10/25/2037 ~	3,564	3,075
5.794% due 05/25/2036 •	778	692
5.814% due 08/25/2036 ^•	498	487
5.854% due 04/25/2046 •	6,124	1,713

Starwood Mortgage Trust
6.497% due 04/15/2034 •	3,400	3,351

Structured Adjustable Rate Mortgage Loan Trust
4.169% due 05/25/2036 ^~	940	588
4.311% due 02/25/2036 ^«~	12	11
5.734% due 08/25/2036 ^•	551	389

TBW Mortgage-Backed Trust
6.280% due 01/25/2037 þ	6,705	991

40	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	$3,557	$3,371
6.434% due 05/25/2058 •	865	873

Wachovia Mortgage Loan Trust LLC
4.624% due 05/20/2036 ^«~	62	57

WaMu Mortgage Pass-Through Certificates Trust
4.554% due 07/25/2037 ^~	288	263

Washington Mutual Mortgage Pass-Through Certificates Trust
5.466% due 11/25/2046 ^•	881	705
6.000% due 07/25/2036	189	127

Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037 ^	107	87

Total Non-Agency Mortgage-Backed Securities (Cost $357,504)		338,193

ASSET-BACKED SECURITIES 5.1%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •	8,200	8,168

AASET Trust
3.967% due 05/16/2042	302	266

ABFC Trust
5.564% due 01/25/2037 •	3,535	2,441

Accredited Mortgage Loan Trust
5.694% due 09/25/2036 •	885	869

ACE Securities Corp. Home Equity Loan Trust
5.754% due 08/25/2036 ^•	1,558	378
5.834% due 12/25/2036 •	5,002	1,305
6.379% due 05/25/2035 •	5,500	4,889

ACREC LLC
7.562% due 02/19/2038 •	8,400	8,417

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	2,377	1,545

Anchorage Capital CLO Ltd.
6.710% due 07/15/2032 •	7,300	7,264
6.747% due 07/22/2032 •	12,900	12,816

Apidos CLO
6.472% due 07/18/2029 •	12,187	12,169

Ares CLO Ltd.
6.657% due 04/22/2031 •	9,600	9,554

Argent Securities Trust
5.544% due 09/25/2036 •	1,651	536
5.974% due 05/25/2036 •	1,297	317
5.994% due 04/25/2036 •	6,448	2,114

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.194% due 02/25/2036 •	2,121	1,606

Atlas Static Senior Loan Fund Ltd.
7.908% due 07/15/2030 •	1,587	1,592

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barings CLO Ltd.
6.520% due 04/15/2031 •	$11,871	$11,851

BDS Ltd.
7.464% due 08/19/2038 •	13,700	13,752

Bear Stearns Asset-Backed Securities Trust
5.894% due 11/25/2036 •	6,743	6,179

Benefit Street Partners CLO Ltd.
6.650% due 07/15/2032 •	8,700	8,673

Blackbird Capital Aircraft Lease Securitization Ltd.
4.213% due 12/16/2041 þ	3,773	3,477

BPCRE Ltd.
7.731% due 01/16/2037 •	4,000	3,973

Brightspire Capital Ltd.
6.592% due 08/19/2038 •	7,500	7,308

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •	11,196	11,214

Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •	18,419	18,358

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •	13,439	13,382

Carrington Mortgage Loan Trust
5.684% due 10/25/2036 •	2,122	1,633

Catamaran CLO Ltd.
6.707% due 04/22/2030 •	19,241	19,202

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •	3,500	3,400

Citigroup Mortgage Loan Trust
5.634% due 01/25/2037 •	9,143	3,863
5.954% due 03/25/2036 •	1,104	985

Countrywide Asset-Backed Certificates Trust
5.574% due 07/25/2037 ^•	356	350
5.874% due 09/25/2047 ^•	272	259
5.894% due 05/25/2037 •	2,301	2,088
5.914% due 03/25/2036 •	1,031	917
6.174% due 08/25/2047 •	2,116	2,006

CQS U.S. CLO Ltd.
7.166% due 07/20/2031 •	25,757	25,757

Credit-Based Asset Servicing & Securitization Trust
5.734% due 11/25/2036 •	1,096	485

Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •	10,138	10,120

ECAF Ltd.
3.473% due 06/15/2040	223	135
4.947% due 06/15/2040	4,877	3,048

Ellington Loan Acquisition Trust
6.534% due 05/25/2037 •	3,347	3,191

Fremont Home Loan Trust
5.584% due 01/25/2037 •	1,418	642
5.774% due 02/25/2037 •	1,762	596

GSAA Home Equity Trust
3.863% due 03/25/2036 ~	1,099	466

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.734% due 07/25/2036 •	$49,449	$10,637
5.754% due 05/25/2036 •	32,610	8,261
5.944% due 01/25/2036 •	8,142	6,930

GSAMP Trust
5.594% due 01/25/2037 •	2,785	1,604
5.604% due 01/25/2037 •	6,582	6,322
5.714% due 09/25/2036 •	70,600	25,126

Home Equity Loan Trust
5.774% due 04/25/2037 •	3,100	2,520

Home Equity Mortgage Loan Asset-Backed Trust
6.184% due 10/25/2035 •	2,815	2,722

JP Morgan Mortgage Acquisition Trust
3.971% due 07/25/2036 •	8,826	7,971
6.080% due 08/25/2036 þ	1,298	736

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042	2,200	1,835

KKR CLO Ltd.
6.860% due 04/15/2029 •	10,436	10,455

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	8,241	6,984

LCCM Trust
6.647% due 12/13/2038 •	8,570	8,390

Lehman XS Trust
4.236% due 06/25/2036 «•	94	94

Long Beach Mortgage Loan Trust
5.754% due 09/25/2036 •	13,327	3,711
5.794% due 03/25/2046 •	4,552	3,621
5.914% due 09/25/2036 •	4,216	1,174

MAPS Ltd.
4.212% due 05/15/2043	2,760	2,477

MASTR Asset-Backed Securities Trust
5.914% due 03/25/2036 •	2,239	1,356
6.154% due 12/25/2034 •	7,460	6,860
6.184% due 10/25/2035 ^•	1,035	946

Merrill Lynch Mortgage Investors Trust
4.169% due 02/25/2037 ^þ	10,560	1,416
5.694% due 03/25/2037 •	6,165	5,460
6.184% due 09/25/2035 •	809	775
6.334% due 02/25/2047 •	4,785	2,776

METAL LLC
4.581% due 10/15/2042	7,122	4,389

MF1 LLC
7.962% due 09/17/2037 •	10,500	10,526

MF1 Ltd.
6.677% due 02/19/2037 •	13,000	12,772

Morgan Stanley ABS Capital, Inc. Trust
5.574% due 10/25/2036 •	965	419
5.584% due 11/25/2036 •	1,393	788
5.584% due 12/25/2036 •	684	334
5.584% due 02/25/2037 •	3,704	1,783
5.614% due 02/25/2037 •	11,218	3,510
5.634% due 02/25/2037 •	486	234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.654% due 10/25/2036 •		$1,055	$458
5.664% due 02/25/2037 •		4,275	1,338
5.934% due 08/25/2036 •		5,795	2,956
6.054% due 12/25/2035 •		314	300
6.684% due 07/25/2037 •		2,100	1,744

Morgan Stanley Home Equity Loan Trust
5.534% due 04/25/2037 •		214	111
5.784% due 04/25/2037 •		1,022	530

New Century Home Equity Loan Trust
5.754% due 08/25/2036 •		6,048	5,762
6.139% due 02/25/2036 •		6,100	5,163

NovaStar Mortgage Funding Trust
5.584% due 03/25/2037 •		1,075	360
5.854% due 01/25/2037 •		4,310	1,529
5.934% due 10/25/2036 •		1,085	576

Octagon Investment Partners Ltd.
6.552% due 07/19/2030 •		9,187	9,171

Option One Mortgage Loan Trust
5.574% due 01/25/2037 •		3,867	2,237

OZLM Ltd.
6.638% due 04/20/2031 •		6,416	6,393

Palmer Square European Loan Funding DAC
4.443% due 04/15/2031 •	EUR	1,654	1,730

Palmer Square Loan Funding Ltd.
6.388% due 07/20/2029 •		$19,429	19,351

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.169% due 08/25/2035 •		3,900	3,762

PFP Ltd.
7.607% due 08/19/2035 •		20,100	20,181

RBSSP Resecuritization Trust
5.589% due 11/26/2036 •		200	196

Ready Capital Mortgage Financing LLC
6.384% due 07/25/2036 •		3,464	3,413
7.694% due 10/25/2039 •		5,115	5,136
7.872% due 10/25/2039 •		18,973	19,119

Renaissance Home Equity Loan Trust
7.238% due 09/25/2037 ^þ		10,577	4,497

Residential Asset Mortgage Products Trust
5.894% due 12/25/2035 •		7,275	5,883

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		3,189	2,664

Securitized Asset-Backed Receivables LLC Trust
5.934% due 03/25/2036 •		1,227	758

Specialty Underwriting & Residential Finance Trust
3.822% due 02/25/2037 ^þ		1,444	556
5.704% due 04/25/2037 •		767	519
5.734% due 06/25/2037 •		506	292

Start Ltd.
4.089% due 03/15/2044		1,940	1,722

Structured Asset Investment Loan Trust
5.584% due 09/25/2036 •		147	142

42	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.754% due 05/25/2036 «•		$9	$9

Structured Asset Securities Corp. Mortgage Loan Trust
5.934% due 11/25/2037 •		8,000	6,877

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		4,421	3,774

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		11,300	11,092
5.169% due 04/01/2041		7,600	7,270

Thunderbolt Aircraft Lease Ltd.
4.212% due 05/17/2032 þ		1,406	1,281

Venture CLO Ltd.
6.718% due 04/20/2032 •		4,000	3,936

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		17,600	16,149

Vibrant CLO Ltd.
6.708% due 07/20/2032 •		3,100	3,079

Voya CLO Ltd.
6.570% due 10/15/2030 •		3,266	3,258

Wellfleet CLO Ltd.
6.758% due 07/20/2032 •		2,900	2,874
6.770% due 07/15/2034 •		8,000	7,970

Total Asset-Backed Securities (Cost $681,570)			615,588

SOVEREIGN ISSUES 2.9%

Argentina Government International Bond
1.000% due 07/09/2029		233	64
3.500% due 07/09/2041 þ		9,535	2,474
3.625% due 07/09/2046 þ		1,610	409

Australia Government International Bond
1.000% due 11/21/2031	AUD	43,650	21,588

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (f)	BRL	606,000	117,205

Canada Housing Trust
1.950% due 12/15/2025	CAD	59,800	41,307

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$12,600	11,317

Export-Import Bank of India
3.250% due 01/15/2030		6,000	5,126

Kuwait International Government Bond
3.500% due 03/20/2027		14,500	13,764

Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	203,912	9,819
3.771% due 05/24/2061		$3,350	1,975

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Peru Government International Bond
6.350% due 08/12/2028	PEN	34,900	$9,236

Qatar Government International Bond
4.400% due 04/16/2050		$5,300	4,337

Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	4,568
2.125% due 03/07/2028		5,000	4,596
2.875% due 04/13/2042		2,300	1,435
3.750% due 02/07/2034		500	418

Russia Government International Bond
5.250% due 06/23/2047 ^(c)		$5,000	1,825
5.625% due 04/04/2042 ^(c)		1,800	1,229
5.875% due 09/16/2043 ^(c)		400	254
7.500% due 03/31/2030 ^(c)		99	65

Saudi Government International Bond
2.250% due 02/02/2033		14,100	10,827
5.000% due 01/18/2053		14,000	11,659

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	1,327,000	72,144

Ukraine Government International Bond
7.750% due 09/01/2024 ^(c)		$6,300	2,158

Total Sovereign Issues (Cost $419,693)			349,799

		SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (d)		441,790	0

Urbi Desarrollos Urbanos SAB de CV (d)		7,056	3

			3

ENERGY 0.0%

Constellation Oil ‘B’ «(d)(j)		2,022,200	219

INDUSTRIALS 0.1%

Drillco Holding Lux SA «(d)		97	2

Drillco Holding Lux SA «(d)(j)		184,946	4,855

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	SHARES	MARKET VALUE (000S)

Westmoreland Mining Holdings «(d)(j)	47,724	$549

Westmoreland Mining LLC «(d)(j)	48,144	313

		5,719

MATERIALS 0.0%

Petra Diamonds Ltd. (d)	1,042,150	871

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(d)	889,838	0

Total Common Stocks (Cost $18,403)		6,812

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil ‘D’ - Exp. 06/10/2071 «(j)	3	0

FINANCIALS 0.0%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «	4,263	0

UTILITIES 0.0%

Vistra Corp. - Exp. 02/02/2024	11,865	2

Total Warrants (Cost $591)		2

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%	7,750	8,641

Total Convertible Preferred Securities (Cost $5,523)		8,641

PREFERRED SECURITIES 4.8%

BANKING & FINANCE 4.3%

AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(h)	30,000	3,004

American AgCredit Corp.
5.250% due 06/15/2026 •(h)	14,000,000	12,519

Bank of America Corp.
5.125% due 06/20/2024 •(h)	14,100,000	13,751
5.875% due 03/15/2028 •(h)	58,483,000	53,097
6.250% due 09/05/2024 •(h)	5,200,000	5,155

	SHARES	MARKET VALUE (000S)

Bank of New York Mellon Corp.
4.625% due 09/20/2026 •(h)	775,000	$701

Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(h)	8,000,000	6,840

Capital Farm Credit ACA
5.000% due 03/15/2026 •(h)	35,500,000	32,024

Charles Schwab Corp.
4.000% due 12/01/2030 •(h)	38,500,000	27,196
5.000% due 12/01/2027 •(h)	7,950,000	6,094

Citigroup, Inc.
3.875% due 02/18/2026 •(h)	22,000,000	18,883
4.150% due 11/15/2026 •(h)	6,700,000	5,355
4.700% due 01/30/2025 •(h)	9,000,000	8,175
5.000% due 09/12/2024 •(h)	42,700,000	40,550

Citizens Financial Group, Inc.
4.000% due 10/06/2026 •(h)	12,000,000	8,930
5.650% due 10/06/2025 •(h)	2,520,000	2,325

CoBank ACB
4.250% due 01/01/2027 •(h)	7,900,000	6,290
6.200% (US0003M + 3.744%) due 01/01/2025 ~(h)	106,000	10,428
6.250% due 10/01/2026 •(h)	9,300,000	8,973
6.450% due 10/01/2027 •(h)	5,000,000	4,718

Discover Financial Services
6.125% due 06/23/2025 •(h)	17,000,000	16,415

Farm Credit Bank of Texas
6.200% due 06/15/2028 •(h)	3,000,000	2,674

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(h)	9,000,000	7,269
7.500% due 02/10/2029 •(h)	9,300	9,219

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	16,000,000	14,002
4.000% due 04/01/2025 •(h)	35,600,000	32,538
4.600% due 02/01/2025 •(h)	9,800,000	9,189
4.625% due 06/01/2026 (h)	327,000	6,399
5.000% due 08/01/2024 •(h)	52,120,000	50,604
6.100% due 10/01/2024 •(h)	1,100,000	1,090
6.125% due 04/30/2024 •(h)	935,000	929
6.750% due 02/01/2024 •(h)	790,000	790
8.884% (TSFR3M + 3.512%) due 11/01/2023 ~(h)	606,000	608

MetLife Capital Trust
7.875% due 12/15/2067	2,000,000	2,074

Morgan Stanley
5.875% due 09/15/2026 ~(h)	3,000,000	2,757
6.500% due 10/15/2027 (h)	389,400	9,789
8.831% (TSFR3M + 3.422%) due 12/15/2025 ~(h)	10,280,000	10,520

Nationwide Building Society
10.250% ~	64,034	8,907

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(h)	7,900,000	5,856
6.000% due 05/15/2027 •(h)	9,100,000	8,015
6.250% due 03/15/2030 •(h)	7,500,000	6,472

44	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	SHARES	MARKET VALUE (000S)

SBL Holdings, Inc.
7.000% due 05/13/2025 •(h)	3,550,000	$2,181

Stichting AK Rabobank Certificaten
6.500% due 12/29/2049 þ(h)	12,627,500	12,302

SVB Financial Group
4.250% due 11/15/2026 ^(c)(h)	10,000,000	385

Truist Financial Corp.
5.100% due 03/01/2030 •(h)	6,900,000	5,920

U.S. Bancorp
5.300% due 04/15/2027 •(h)	6,245,000	5,238

Wells Fargo & Co.
3.900% due 03/15/2026 •(h)	5,300,000	4,628
4.250% due 09/15/2026 (h)	678,800	11,329
5.875% due 06/15/2025 ~(h)	475,000	467
7.625% due 09/15/2028 •(h)	10,000	10,131

		533,705

ENERGY 0.3%

Energy Transfer LP
7.600% (US0003M + 5.161%) due 05/15/2024 ~(h)	1,267,000	30,953

FINANCIALS 0.0%

Encina Private Credit LLC «	3,793	0

INDUSTRIALS 0.1%

Energy Transfer LP
6.750% due 05/15/2025 •(h)	15,100,000	13,990

Land O’ Lakes, Inc.
7.000% due 09/18/2028 (h)	4,600,000	3,989

		17,979

UTILITIES 0.1%

Dominion Energy, Inc.
4.650% due 12/15/2024 •(h)	5,100,000	4,704

Edison International
5.000% due 12/15/2026 •(h)	4,500,000	3,871

Sempra
4.875% due 10/15/2025 •(h)	7,300,000	6,937

		15,512

Total Preferred Securities (Cost $681,377)		598,149

		SHARES	MARKET VALUE (000S)
REAL ESTATE INVESTMENT TRUSTS 0.1%

REAL ESTATE 0.1%

Welltower, Inc.		74,398	$6,095

Total Real Estate Investment Trusts (Cost $4,200)			6,095

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

COMMERCIAL PAPER 0.2%

Electricite de France SA
5.510% due 10/27/2023		$3,800	3,783

Entergy Corp.
5.500% due 10/04/2023		1,050	1,049
5.520% due 10/05/2023		1,900	1,898
5.520% due 10/06/2023		2,800	2,797
5.530% due 10/27/2023		2,350	2,340

RTX Corp.
5.480% due 10/04/2023		9,100	9,093
5.500% due 10/04/2023		3,000	2,998

Sempra Energy
5.530% due 10/19/2023		1,450	1,446
5.530% due 10/23/2023		1,150	1,146

			26,550

REPURCHASE AGREEMENTS (k) 0.2%
			27,615

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (e)(f)(g)	ARS	249,156	341

U.S. TREASURY BILLS 0.2%
5.433% due 10/19/2023 - 12/28/2023 (a)(e)(f)(l)(n)(p)		$18,446	18,293

Total Short-Term Instruments (Cost $72,931)			72,799

Total Investments in Securities (Cost $15,993,120)			13,792,737

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	79,518	$773

Total Short-Term Instruments (Cost $773)		773

Total Investments in Affiliates (Cost $773)		773

Total Investments 115.2% (Cost $15,993,893)		$13,793,510

Financial Derivative Instruments (m)(o) 0.1% (Cost or Premiums, net $29,002)		10,249

Other Assets and Liabilities, net (15.3)%		(1,829,891)

Net Assets 100.0%		$11,973,868

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Payment in-kind security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Contingent convertible security.

46	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

(j) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$219	$219	0.00%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2071 - 06/10/2022	0	0	0.00
Deutsche Bank AG 1.447% due 04/01/2025	03/30/2021	1,800	1,750	0.02
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	30,800	27,864	0.23
Drillco Holding Lux SA	06/08/2023	3,699	4,855	0.04
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	13,864	9,354	0.08
Oracle Corp. 2.875% due 03/25/2031	03/22/2021 - 06/22/2023	13,731	12,177	0.10
Oracle Corp. 3.950% due 03/25/2051	06/20/2023	3,999	3,637	0.03
Oracle Corp. 4.100% due 03/25/2061	03/24/2021 - 07/08/2021	18,055	11,085	0.09
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	6,000	6,435	0.05
Westmoreland Mining Holdings	12/08/2014	1,393	549	0.01
Westmoreland Mining LLC	06/30/2023	319	313	0.00

		$93,879	$78,238	0.65%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$27,615	U.S. Treasury Notes 0.250% due 09/30/2025	$(28,167)	$27,615	$27,619

Total Repurchase Agreements						$(28,167)	$27,615	$27,619

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	5.340%	09/29/2023	10/12/2023	$(4,946)	$(4,949)
	5.350	09/28/2023	10/05/2023	(3,022)	(3,023)
	5.360	09/28/2023	10/12/2023	(71,593)	(71,635)
	5.380	09/27/2023	10/04/2023	(3,741)	(3,744)
	5.390	09/29/2023	10/02/2023	(6,908)	(6,911)
	5.400	09/27/2023	10/03/2023	(24,137)	(24,155)
	5.430	09/29/2023	10/05/2023	(14,966)	(14,973)
BOS	5.360	09/29/2023	10/02/2023	(3,567)	(3,569)
UBS	5.410	09/07/2023	10/12/2023	(423,052)	(424,643)
	5.420	08/07/2023	10/10/2023	(301,100)	(303,648)

Total Sale-Buyback Transactions					$(861,250)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/01/2053	$129,140	$(118,118)	$(114,985)

Total Short Sales (1.0)%				$(118,118)	$(114,985)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
FICC	$27,619	$0	$0	$27,619	$(28,167)	$(548)
NOM	0	0	0	0	(5)	(5)

Master Securities Forward Transaction Agreement
BCY	0	0	(129,390)	(129,390)	127,431	(1,959)
BOS	0	0	(3,569)	(3,569)	3,550	(19)
UBS	0	0	(728,291)	(728,291)	724,894	(3,397)

Total Borrowings and Other Financing Transactions	$27,619	$0	$(861,250)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(861,250)	$0	$0	$(861,250)

Total Borrowings	$0	$(861,250)	$0	$0	$(861,250)

Payable for sale-buyback financing transactions					$(861,250)

(l)	Securities with an aggregate market value of $855,875 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,108,324) at a weighted average interest rate of 5.133%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1,127) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	159	$159	$(57)	$(77)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	159	159	(49)	(33)

Total Written Options					$(106)	$(110)

48	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2023	1,563	$164,677	$(1,376)	$244	$0
U.S. Treasury 10-Year Note December Futures	12/2023	477	51,546	(830)	97	0

				$(2,206)	$341	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Japan Government 10-Year Bond December Futures	12/2023	84	$(81,482)	$605	$186	$0

Total Futures Contracts				$(1,601)	$527	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.164%	$4,400	$(154)	$91	$(63)	$1	$0
Toll Brothers Finance Corp.	(1.000)	Quarterly	06/20/2024	0.342	17,700	(80)	(9)	(89)	0	(4)

						$(234)	$82	$(152)	$1	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.733%		$6,100	$1,207	$(650)	$557	$1	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.912		2,100	430	(209)	221	0	(1)
Airbus Finance BV	1.000	Quarterly	12/20/2025	0.445	EUR	2,800	64	(28)	36	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.598		$3,900	83	(35)	48	0	(2)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.711		10,500	(63)	181	118	0	(7)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.657		4,300	71	(52)	19	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		32,200	550	(420)	130	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		23,700	(85)	48	(37)	0	(3)
Atlantia SPA	1.000	Quarterly	12/20/2025	1.056	EUR	5,800	(262)	257	(5)	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.533		6,800	8	2	10	1	0
Berkshire Hathaway, Inc.	1.000	Quarterly	03/20/2024	0.043		$10,000	264	(216)	48	1	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372		16,600	(25)	54	29	0	0
Boeing Co.	1.000	Quarterly	12/20/2025	0.544		2,400	(39)	63	24	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Boeing Co.	1.000%	Quarterly	12/20/2026	0.634%		$3,100	$(16)	$51	$35	$0	$0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.349	EUR	10,800	256	(92)	164	5	0
British Telecommunications PLC	1.000	Quarterly	12/20/2024	0.272		16,400	309	(151)	158	5	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.413		700	9	1	10	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.789		1,000	(10)	19	9	1	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919		15,500	(48)	111	63	2	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.704		$2,800	(12)	37	25	0	0
Exelon Generation Co. LLC	1.000	Quarterly	12/20/2024	0.324		7,400	64	(2)	62	0	(1)
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.735		2,200	18	0	18	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	0.807		2,000	181	(159)	22	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2024	0.952		7,400	854	(487)	367	5	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.753		2,400	231	(204)	27	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		9,100	109	(90)	19	0	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.215		7,200	77	(34)	43	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268		23,900	190	27	217	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		8,500	58	72	130	0	(2)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		900	10	5	15	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		5,280	945	(347)	598	15	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		14,790	1,941	55	1,996	72	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.552		6,900	(53)	134	81	1	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.614		4,800	(49)	106	57	1	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.044		4,200	561	(507)	54	1	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.751		2,900	598	(228)	370	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2023	0.263		2,800	61	(55)	6	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.445		5,500	138	(100)	38	1	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.159		2,200	60	(4)	56	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.498		9,800	223	(95)	128	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.434		19,500	487	(349)	138	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.598	EUR	34,500	(1,657)	1,775	118	4	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.732		12,600	(761)	808	47	0	(1)
Southwest Airlines Co.	1.000	Quarterly	12/20/2026	0.796		$1,500	(5)	14	9	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.909		3,800	655	(2)	653	1	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.834	EUR	7,000	85	(29)	56	0	(1)
Tesco PLC	1.000	Quarterly	12/20/2024	0.224		13,800	304	(162)	142	3	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.720		5,350	9	55	64	7	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.826		4,100	5	29	34	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.813		$2,500	57	(44)	13	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844		6,200	149	(118)	31	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.952		400	(7)	8	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		8,300	(22)	18	(4)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		2,000	(5)	(1)	(6)	1	0

50	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Vodafone Group PLC	1.000%	Quarterly	06/20/2024	0.200%	EUR	3,600	$96	$(73)	$23	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331		8,900	61	(191)	(130)	2	0

							$8,359	$(1,204)	$7,155	$143	$(20)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-31 5-Year Index	1.000%	Quarterly	06/20/2024	$	1,032	$2	$1	$3	$0	$(2)
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027		1,200	7	9	16	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		121,400	1,830	(184)	1,646	2	(6)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		864,900	11,065	(416)	10,649	0	(158)
iTraxx Crossover 40 5-Year Index	5.000	Quarterly	12/20/2028	EUR	33,200	1,290	(176)	1,114	215	0
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly	12/20/2028		580,000	6,815	(624)	6,191	703	0

						$21,009	$(1,390)	$19,619	$920	$(166)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	03/20/2054	GBP	15,700	$(784)	$467	$(317)	$243	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	4,724,400	(1,028)	1,421	393	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		4,094,400	(1,449)	1,783	334	41	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		4,780,000	693	1,843	2,536	274	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$136,500	3,607	1,417	5,024	40	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		27,100	(58)	(827)	(885)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		5,500	(18)	(156)	(174)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		12,700	(41)	(636)	(677)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		600	(2)	(26)	(28)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		8,600	(34)	(357)	(391)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		22,800	(89)	(887)	(976)	36	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		12,600	(47)	(448)	(495)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		23,700	(84)	(656)	(740)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		33,600	(120)	(776)	(896)	55	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		27,000	(110)	(129)	(239)	45	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		13,200	(51)	(73)	(124)	23	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		19,700	(76)	(84)	(160)	0	(160)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	72,700	(397)	(560)	(957)	1	(322)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(201)	(2,808)	(3,009)	3	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(6,585)	(6,837)	10	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(2,986)	(3,104)	5	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		18,500	(71)	(54)	(125)	0	(125)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		69,800	668	1,385	2,053	567	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		66,010	6,583	34,186	40,769	0	(176)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		30,100	1,796	(71)	1,725	0	(451)
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	CAD	180,100	(3,194)	56	(3,138)	113	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(6)	CAONREPO Index	3.750%	Semi-Annual	12/20/2025	CAD	464,600	$(6,207)	$(1,116)	$(7,323)	$388	$0

							$(1,084)	$23,323	$22,239	$2,012	$(1,234)

Total Swap Agreements							$28,050	$20,811	$48,861	$3,076	$(1,424)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$527	$3,129	$3,656	$(110)	$0	$(1,424)	$(1,534)

(n)

Securities with an aggregate market value of $117,900 and cash of $15,378 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $53 for closed swap agreements is outstanding at period end.

52	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	10/2023		AUD	1,335	$		861	$3	$0
	03/2024		CNH	691			96	0	0
BOA	10/2023		DKK	60,466			8,849	278	0
	10/2023	$		36		AUD	56	0	0
	10/2023			8,699		DKK	61,435	9	0
	11/2023		DKK	61,339	$		8,699	0	(9)
	11/2023	$		973		ZAR	18,612	6	0
	12/2023			7,971		INR	663,517	0	(17)
	02/2024			147		CNY	1,039	0	(3)
	03/2024		CNH	626	$		86	0	0
BPS	10/2023		DKK	65,870			9,628	291	0
	10/2023		PEN	54,890			14,765	292	0
	10/2023	$		18,180		COP	72,475,313	0	(530)
	10/2023			232,825		EUR	219,708	0	(538)
	10/2023			1,087		JPY	157,400	0	(34)
	10/2023			15,775		THB	562,178	0	(314)
	10/2023			261		ZAR	4,963	3	(2)
	10/2023		ZAR	433,779	$		22,985	173	(67)
	11/2023		CAD	59,312			44,247	553	0
	11/2023		EUR	219,708			233,110	537	0
	11/2023	$		1,989		CAD	2,703	2	0
	11/2023			14,757		PEN	54,890	0	(294)
	02/2024			261		CNY	1,853	0	(4)
	03/2024			2,578		IDR	39,727,192	0	(17)
BSH	01/2024		BRL	425,000	$		85,277	1,662	0
CBK	10/2023		MXN	12,769			733	2	0
	10/2023	$		1,136		EUR	1,068	0	(7)
	11/2023		CAD	7,153	$		5,328	59	0
	11/2023		CHF	157			181	9	0
	11/2023		PEN	104,163			28,019	573	0
DUB	10/2023		JPY	3,068,939			20,641	105	0
	10/2023	$		8,952		THB	318,287	0	(198)
	10/2023		ZAR	505,930	$		27,782	1,093	0
	11/2023	$		20,641		JPY	3,054,385	0	(104)
FAR	10/2023		BRL	301	$		60	0	0
	10/2023	$		62		BRL	301	0	(2)
	11/2023		BRL	302	$		62	2	0
GLM	10/2023		EUR	78,398			83,875	988	0
	10/2023		MXN	128,113			7,255	2	(83)
	10/2023	$		2,951		MXN	51,108	2	(22)
	10/2023			258		ZAR	4,847	0	(3)
	11/2023		CAD	20,878	$		15,492	112	0
	11/2023	$		12,981		BRL	65,097	0	(87)
	12/2023		MXN	31,573	$		1,820	30	0
	01/2024		BRL	181,000			35,726	116	0
	03/2024	$		3,516		IDR	53,992,909	0	(36)
JPM	10/2023		EUR	29,739	$		31,778	336	0
	10/2023	$		9,173		DKK	64,882	24	0
	10/2023			58,835		MXN	1,033,017	313	0
	11/2023		CAD	65,533	$		48,724	447	0
	11/2023		DKK	64,781			9,173	0	(24)
	11/2023	$		31,857		NOK	324,202	0	(1,513)
	11/2023			189		ZAR	3,615	1	0
	12/2023			10,738		INR	896,126	10	(5)
	03/2024		CNH	1,425	$		198	1	0
	03/2024	$		66		IDR	1,018,264	0	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
MBC	10/2023		EUR	115,284	$		124,644	$2,760	$0
	10/2023		GBP	53,864			67,761	2,042	0
	10/2023	$		2,835		EUR	2,645	0	(38)
	11/2023			1,631		JPY	242,100	0	(3)
	11/2023		ZAR	144,489	$		7,527	0	(73)
	03/2024	$		80		IDR	1,240,246	0	(1)
MYI	10/2023		AUD	41,199	$		26,425	0	(64)
	10/2023	$		6,149		AUD	9,529	0	(22)
	10/2023			3,802		CAD	5,140	0	(18)
	10/2023			14,791		PEN	54,890	0	(317)
	11/2023		CAD	18,119	$		13,442	94	0
	11/2023	$		26,453		AUD	41,199	62	0
	11/2023			1,190		PEN	4,463	0	(14)
	02/2024			153		CNY	1,085	0	(3)
	03/2024		CNH	659	$		91	0	0
	03/2024	$		27,610		IDR	424,851,876	0	(224)
NGF	10/2023		JPY	11,229,283	$		75,542	399	0
	11/2023	$		75,542		JPY	11,176,101	0	(396)
RBC	10/2023			62,349			9,036,476	0	(1,880)
	11/2023		CAD	423	$		315	3	0
SCX	12/2023	$		11,456		INR	954,432	0	(14)
	03/2024		CNH	647	$		89	0	0
	03/2024	$		2,269		IDR	34,766,276	0	(28)
SSB	10/2023		BRL	300	$		62	2	0
	11/2023		CAD	20,872			15,492	116	0
TOR	10/2023		JPY	1,868,226			12,530	28	0
	10/2023	$		65,434		GBP	53,864	286	0
	10/2023			48,301		JPY	7,061,721	0	(1,046)
	11/2023		CAD	1,678	$		1,249	13	0
	11/2023		GBP	53,864			65,445	0	(286)
	11/2023	$		13,129		JPY	1,948,245	0	(30)
	12/2023			6,872		INR	573,856	7	0
UAG	10/2023		AUD	14,513	$		9,315	0	(17)
	10/2023	$		30,498		AUD	47,462	55	(37)
	10/2023		ZAR	163,043	$		8,806	206	0
	11/2023	$		9,324		AUD	14,513	16	0

Total Forward Foreign Currency Contracts								$14,123	$(8,424)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	6,300	$(14)	$(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	6,300	(14)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	9,000	(30)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	9,000	(30)	(98)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	6,000	(21)	(5)

54	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255%	10/19/2023	6,000	$(21)	$(56)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	5,400	(19)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	5,400	(19)	(30)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	5,900	(24)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	5,900	(24)	(33)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	10,400	(27)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	10,400	(27)	(35)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	10,300	(22)	(22)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	10,300	(22)	(28)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	6,200	(23)	(21)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	6,200	(23)	(36)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	10,800	(22)	(17)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	10,800	(22)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	11,400	(41)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	11,400	(41)	(110)
GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	10,200	(26)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	10,200	(26)	(24)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	10,400	(20)	(7)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	10,400	(20)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	15,000	(52)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	15,000	(52)	(289)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	10,900	(43)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	10,900	(43)	(131)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	11,000	(38)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	11,000	(38)	(116)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	5,500	(23)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	5,500	(23)	(29)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	10,900	(31)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	10,900	(26)	(29)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950%	10/27/2023	6,800	$(25)	$(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	6,800	(25)	(34)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	6,000	(25)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	6,000	(25)	(31)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	3,500	(19)	(8)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	3,500	(19)	(41)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	3,800	(22)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	3,800	(22)	(124)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	3,800	(20)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	3,800	(20)	(103)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	3,800	(20)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	3,800	(20)	(111)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	8,000	(28)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	8,000	(28)	(154)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	5,700	(20)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	5,700	(20)	(59)

							$(1,305)	$(1,963)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	16,800	$(104)	$(167)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	16,800	(82)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	14,300	(88)	(143)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	15,600	(89)	(182)

					$(363)	$(492)

Total Written Options					$(1,668)	$(2,455)

56	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.108%	$10,000	$(209)	$276	$67	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	10,600	(295)	402	107	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.377	5,500	(66)	76	10	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	23,650	(467)	516	49	0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.108	9,800	(214)	280	66	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.188	5,500	89	(13)	76	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	41,000	(850)	1,264	414	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.420	6,000	131	(56)	75	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.231	11,600	(87)	197	110	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.114	1,000	(38)	37	0	(1)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	4,900	(85)	120	35	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.926	800	(32)	34	2	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.472	1,100	(11)	16	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.669	3,100	12	1	13	0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	8,200	(200)	283	83	0
DUB	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.257	4,200	(4)	57	53	0
GLM	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.188	33,500	(375)	837	462	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.435	4,800	(75)	109	34	0
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.402	5,800	811	(104)	707	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	3,600	(69)	76	7	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	7,000	(58)	111	53	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	2,600	(11)	21	10	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
	Saudi Arabia Government International Bond	1.000%	Quarterly	06/20/2025	0.257%	$4,200	$(5)	$58	$53	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.114	9,600	(385)	375	0	(10)
HUS	Brazil Government International Bond	1.000	Quarterly	12/20/2023	0.236	700	(24)	25	1	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.285	1,500	(44)	52	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290	6,650	(89)	125	36	0
JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589	2,000	(45)	32	0	(13)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	45,050	(819)	912	93	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671	3,800	(30)	63	33	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.175	11,300	155	(85)	70	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.305	5,800	80	(30)	50	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.257	5,600	(1)	72	71	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.276	12,100	(749)	640	0	(109)
	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.418	6,000	0	60	60	0
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.126	11,800	230	(103)	127	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	5,800	(51)	95	44	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.550	600	(8)	14	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756	9,700	27	47	74	0
	Pioneer Natural Resources Co.	1.000	Quarterly	06/20/2025	0.280	6,600	(320)	401	81	0
	Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	0.024	10,000	0	245	245	0

							$(4,181)	$7,538	$3,490	$(133)

58	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
BPS	CDX.HY-31 5-Year Index 25-35%	5.000%	Quarterly	12/20/2023	$3,800	$443	$(394)	$49	$0
CBK	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,600	580	(508)	72	0
GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	16,300	1,935	(1,726)	209	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,200	(35)	27	0	(8)
JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	29,700	3,654	(3,274)	380	0
MYC	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	5,000	594	(530)	64	0
	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	95	0	(29)
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	60	0	(20)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	(90)	0	(98)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	39	0	(13)

						$6,907	$(6,301)	$774	$(168)

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$787	$787	$0

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	542,784	5.070% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/13/2023	$55,375	$0	$133	$133	$0

Total Swap Agreements								$2,726	$2,157	$5,184	$(301)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$3	$0	$0	$3	$0	$0	$0	$0	$3	$0	$3
BOA	293	0	961	1,254	(29)	0	0	(29)	1,225	(1,246)	(21)
BPS	1,851	0	108	1,959	(1,800)	(277)	0	(2,077)	(118)	373	255
BRC	0	0	741	741	0	(144)	(1)	(145)	596	(700)	(104)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BSH	$1,662	$0	$0	$1,662	$0	$0	$0	$0	$1,662	$(1,770)	$(108)
CBK	643	0	210	853	(7)	(152)	0	(159)	694	(590)	104
DUB	1,198	0	53	1,251	(302)	0	0	(302)	949	(1,190)	(241)
FAR	2	0	0	2	(2)	0	0	(2)	0	0	0
GLM	1,250	0	462	1,712	(231)	(651)	0	(882)	830	(960)	(130)
GST	0	0	1,073	1,073	0	0	(18)	(18)	1,055	(1,320)	(265)
HUS	0	0	45	45	0	0	0	0	45	(260)	(215)
JPM	1,132	0	830	1,962	(1,542)	(689)	(13)	(2,244)	(282)	0	(282)
MBC	4,802	0	0	4,802	(115)	0	0	(115)	4,687	(4,980)	(293)
MYC	0	0	701	701	0	(217)	(138)	(355)	346	(370)	(24)
MYI	156	0	0	156	(662)	0	0	(662)	(506)	737	231
NGF	399	0	0	399	(396)	0	0	(396)	3	0	3
RBC	3	0	0	3	(1,880)	0	0	(1,880)	(1,877)	1,952	75
SAL	0	0	0	0	0	(325)	(118)	(443)	(443)	359	(84)
SCX	0	0	0	0	(42)	0	0	(42)	(42)	13	(29)
SSB	118	0	0	118	0	0	0	0	118	0	118
TOR	334	0	0	334	(1,362)	0	0	(1,362)	(1,028)	813	(215)
UAG	277	0	0	277	(54)	0	(13)	(67)	210	0	210

Total Over the Counter	$14,123	$0	$5,184	$19,307	$(8,424)	$(2,455)	$(301)	$(11,180)

(p)

Securities with an aggregate market value of $4,247 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

60	PIMCO INVESTMENT GRADE CREDIT BOND FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$527	$527
Swap Agreements	0	1,117	0	0	2,012	3,129

	$0	$1,117	$0	$0	$2,539	$3,656

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,123	$0	$14,123
Swap Agreements	0	4,264	133	0	787	5,184

	$0	$4,264	$133	$14,123	$787	$19,307

	$0	$5,381	$133	$14,123	$3,326	$22,963

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$110	$110
Swap Agreements	0	190	0	0	1,234	1,424

	$0	$190	$0	$0	$1,344	$1,534

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,424	$0	$8,424
Written Options	0	0	0	0	2,455	2,455
Swap Agreements	0	301	0	0	0	301

	$0	$301	$0	$8,424	$2,455	$11,180

	$0	$491	$0	$8,424	$3,799	$12,714

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2,430	$2,430
Futures	0	0	0	0	(1,741)	(1,741)
Swap Agreements	0	32,148	0	0	24,145	56,293

	$0	$32,148	$0	$0	$24,834	$56,982

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,876)	$0	$(14,876)
Written Options	0	0	0	0	8,441	8,441
Swap Agreements	0	5,259	4,481	0	0	9,740

	$0	$5,259	$4,481	$(14,876)	$8,441	$3,305

	$0	$37,407	$4,481	$(14,876)	$33,275	$60,287

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(897)	$(897)
Futures	0	0	0	0	(1,865)	(1,865)
Swap Agreements	0	(15,224)	0	0	(6,991)	(22,215)

	$0	$(15,224)	$0	$0	$(9,753)	$(24,977)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,680	$0	$13,680
Written Options	0	0	0	0	(2,214)	(2,214)
Swap Agreements	0	(3,188)	(86)	0	11	(3,263)

	$0	$(3,188)	$(86)	$13,680	$(2,203)	$8,203

	$0	$(18,412)	$(86)	$13,680	$(11,956)	$(16,774)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$68,585	$37,856	$106,441
Corporate Bonds & Notes
Banking & Finance	0	3,681,254	6,621	3,687,875
Industrials	0	3,352,824	3,182	3,356,006
Utilities	0	1,106,557	0	1,106,557
U.S. Government Agencies	0	997,984	1,901	999,885
U.S. Treasury Obligations	0	2,539,895	0	2,539,895
Non-Agency Mortgage-Backed Securities	0	337,584	609	338,193
Asset-Backed Securities	0	615,485	103	615,588
Sovereign Issues	0	349,799	0	349,799
Common Stocks
Consumer Discretionary	3	0	0	3
Energy	0	0	219	219
Industrials	0	0	5,719	5,719
Materials	871	0	0	871
Warrants
Utilities	2	0	0	2
Convertible Preferred Securities
Banking & Finance	8,641	0	0	8,641
Preferred Securities
Banking & Finance	46,867	486,838	0	533,705
Energy	30,953	0	0	30,953
Industrials	0	17,979	0	17,979
Utilities	0	15,512	0	15,512
Real Estate Investment Trusts
Real Estate	6,095	0	0	6,095
Short-Term Instruments
Commercial Paper	0	26,550	0	26,550
Repurchase Agreements	0	27,615	0	27,615
Argentina Treasury Bills	0	341	0	341
U.S. Treasury Bills	0	18,293	0	18,293
	$74,082	$13,662,445	$56,210	$13,792,737

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Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$773	$0	$0	$773
Total Investments	$74,855	$13,662,445	$56,210	$13,793,510

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(114,985)	$0	$(114,985)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	186	3,417	0	3,603
Over the counter	0	19,062	245	19,307
	$186	$22,479	$245	$22,910

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,534)	0	(1,534)
Over the counter	0	(11,180)	0	(11,180)
	$0	$(12,714)	$0	$(12,714)
Total Financial Derivative Instruments	$186	$9,765	$245	$10,196
Totals	$75,041	$13,557,225	$56,455	$13,688,721

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	63

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A and Class C shares of the PIMCO Investment Grade Credit Bond Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

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from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	65

Notes to Financial Statements (Cont.)

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on

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the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Notes to Financial Statements (Cont.)

The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair

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value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Notes to Financial Statements (Cont.)

and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

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Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$283,580	$1,856,768	$(2,139,500)	$(93)	$18	$773	$8,368	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

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(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a

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component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs

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are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statement of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Fund that invests in REITs will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the

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agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the

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issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit the Fund to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

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(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short

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sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed

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and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon

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implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

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For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would

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effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into

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Notes to Financial Statements (Cont.)

the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in

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the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

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Notes to Financial Statements (Cont.)

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes,

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diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

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Notes to Financial Statements (Cont.)

Market Disruption Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal

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business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and

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Notes to Financial Statements (Cont.)

maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate

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based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C

0.25%	0.25%	0.35%	0.45%(1)	0.25%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

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Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was

92	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2023

originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $29,404.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	93

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$6,759,324	$6,603,516	$1,068,973	$1,040,188

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	107,134	$937,610	243,576	$2,165,224

I-2	119,203	1,043,923	278,201	2,481,290

I-3	4,397	38,415	8,114	72,253

Administrative Class	534	4,686	1,164	10,370

Class A	8,858	77,494	21,255	188,306

Class C	406	3,553	1,552	13,673

Issued as reinvestment of distributions

Institutional Class	11,580	100,915	28,202	249,099

I-2	4,671	40,702	8,975	79,263

I-3	265	2,307	384	3,387

Administrative Class	72	625	163	1,438

Class A	1,435	12,509	3,310	29,233

Class C	168	1,466	406	3,583

Cost of shares redeemed

Institutional Class	(118,036)	$(1,024,970)	(507,671)	$(4,498,252)

I-2	(74,608)	(649,407)	(293,075)	(2,599,566)

I-3	(5,829)	(50,991)	(3,536)	(31,679)

Administrative Class	(549)	(4,803)	(2,832)	(25,392)

Class A	(16,398)	(143,343)	(41,620)	(370,032)

Class C	(2,117)	(18,518)	(6,169)	(54,887)

Net increase (decrease) resulting from Fund share transactions	41,186	$372,173	(259,601)	$(2,282,689)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

94	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

September 30, 2023

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$415,048	$195,316

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$16,064,473	$99,315	$(2,429,986)	$(2,330,671)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	95

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JP Morgan Chase Bank N.A.
BCY	Barclays Capital, Inc.	MBC	HSBC Bank Plc
BOA	Bank of America N.A.	MYC	Morgan Stanley Capital Services LLC
BOS	BofA Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	NOM	Nomura Securities International, Inc.
BSH	Banco Santander S.A. - New York Branch	RBC	Royal Bank of Canada
CBK	Citibank N.A.	SAL	Citigroup Global Markets, Inc.
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London
FAR	Wells Fargo Bank National Association	SSB	State Street Bank and Trust Co.
FICC	Fixed Income Clearing Corporation	TOR	The Toronto-Dominion Bank
GLM	Goldman Sachs Bank USA	UAG	UBS AG Stamford
GST	Goldman Sachs International	UBS	UBS Securities LLC
HUS	HSBC Bank USA N.A.

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound
AUD	Australian Dollar	IDR	Indonesian Rupiah
BRL	Brazilian Real	INR	Indian Rupee
CAD	Canadian Dollar	JPY	Japanese Yen
CHF	Swiss Franc	MXN	Mexican Peso
CNH	Chinese Renminbi (Offshore)	NOK	Norwegian Krone
CNY	Chinese Renminbi (Mainland)	PEN	Peruvian New Sol
COP	Colombian Peso	THB	Thai Baht
DKK	Danish Krone	USD (or $)	United States Dollar
EUR	Euro	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	LIBOR03M	3 Month USD-LIBOR
CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate
CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index
CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	TSFR3M	Term SOFR 3-Month
EUR003M	3 Month EUR Swap Rate	US0003M	ICE 3-Month USD LIBOR

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
BBR	Bank Bill Rate	PIK	Payment-in-Kind
BBSW	Bank Bill Swap Reference Rate	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate

96	PIMCO INVESTMENT GRADE CREDIT BOND FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	97

Approval of Investment Advisory Contract and Other Agreements (Cont.)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

98	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	99

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds

100	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	101

Approval of Investment Advisory Contract and Other Agreements (Cont.)

Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds.

102	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	103

Approval of Investment Advisory Contract and Other Agreements (Cont.)

economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as

104	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	105

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Investment Grade Credit Bond Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0265	$0.0000	$0.0000	$0.0265

May 2023	$0.0297	$0.0000	$0.0000	$0.0297

June 2023	$0.0310	$0.0000	$0.0002	$0.0312

July 2023	$0.0278	$0.0000	$0.0001	$0.0279

August 2023	$0.0305	$0.0000	$0.0001	$0.0306

September 2023	$0.0321	$0.0000	$0.0001	$0.0322

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0258	$0.0000	$0.0000	$0.0258

May 2023	$0.0290	$0.0000	$0.0000	$0.0290

June 2023	$0.0302	$0.0000	$0.0002	$0.0304

July 2023	$0.0271	$0.0000	$0.0001	$0.0272

August 2023	$0.0298	$0.0000	$0.0001	$0.0299

September 2023	$0.0313	$0.0000	$0.0001	$0.0314

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0255	$0.0000	$0.0000	$0.0255

May 2023	$0.0286	$0.0000	$0.0000	$0.0286

June 2023	$0.0299	$0.0000	$0.0002	$0.0301

July 2023	$0.0267	$0.0000	$0.0001	$0.0268

August 2023	$0.0294	$0.0000	$0.0001	$0.0295

September 2023	$0.0310	$0.0000	$0.0001	$0.0311

106	PIMCO INVESTMENT GRADE CREDIT BOND FUND

(Unaudited)

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0248	$0.0000	$0.0000	$0.0248

May 2023	$0.0278	$0.0000	$0.0000	$0.0278

June 2023	$0.0291	$0.0000	$0.0002	$0.0293

July 2023	$0.0261	$0.0000	$0.0001	$0.0262

August 2023	$0.0287	$0.0000	$0.0001	$0.0288

September 2023	$0.0303	$0.0000	$0.0001	$0.0304

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0238	$0.0000	$0.0000	$0.0238

May 2023	$0.0267	$0.0000	$0.0000	$0.0267

June 2023	$0.0279	$0.0000	$0.0002	$0.0281

July 2023	$0.0250	$0.0000	$0.0001	$0.0251

August 2023	$0.0276	$0.0000	$0.0001	$0.0277

September 2023	$0.0292	$0.0000	$0.0001	$0.0293

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0187	$0.0000	$0.0000	$0.0187

May 2023	$0.0211	$0.0000	$0.0000	$0.0211

June 2023	$0.0223	$0.0000	$0.0001	$0.0224

July 2023	$0.0198	$0.0000	$0.0001	$0.0199

August 2023	$0.0221	$0.0000	$0.0001	$0.0222

September 2023	$0.0237	$0.0000	$0.0001	$0.0238

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	107

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report Cover.

PF4021SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Low Duration Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO LOW DURATION FUND

Important Information About the PIMCO Low Duration Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Low Duration Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Low Duration Fund (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	PIMCO LOW DURATION FUND

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C and Class C-2 shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class C-2 shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Low Duration Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R	Diversification Status

PIMCO Low Duration Fund	05/11/87	05/11/87	04/30/08	04/27/18	01/03/95	01/13/97	01/13/97	10/21/20	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is

6	PIMCO LOW DURATION FUND

electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Low Duration Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	0.72%	2.98%	0.90%	1.04%	4.76%
PIMCO Low Duration Fund I-2	0.67%	2.88%	0.80%	0.94%	4.68%
PIMCO Low Duration Fund I-3	0.65%	2.83%	0.75%	0.89%	4.61%
PIMCO Low Duration Fund Administrative Class	0.60%	2.73%	0.65%	0.79%	4.50%
PIMCO Low Duration Fund Class A	0.58%	2.69%	0.61%	0.73%	4.34%
PIMCO Low Duration Fund Class A (adjusted)	(1.69)%	0.38%	0.16%	0.50%	4.25%
PIMCO Low Duration Fund Class C	0.40%	2.33%	0.26%	0.39%	3.89%
PIMCO Low Duration Fund Class C (adjusted)	(0.58)%	1.34%	0.26%	0.39%	3.89%
PIMCO Low Duration Fund Class C-2	0.30%	2.12%	0.06%	0.19%	3.89%
PIMCO Low Duration Fund Class C-2 (adjusted)	(0.69)%	1.13%	0.06%	0.19%	3.89%
PIMCO Low Duration Fund Class R	0.43%	2.38%	0.31%	0.44%	4.07%
ICE BofAML 1-3 Year U.S. Treasury Index	0.17%	2.47%	1.06%	0.81%	3.97%
Lipper Short Investment Grade Debt Funds Average	1.08%	3.98%	1.35%	1.27%	3.99%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares and Class C-2 shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.48% for Institutional Class shares, 0.58% for I-2 shares, 0.68% for I-3 shares, 0.73% for Administrative Class shares, 0.77% for Class A shares, 1.12% for Class C shares, 1.32% for Class C-2 shares, and 1.07% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO LOW DURATION FUND

Institutional Class - PTLDX	I-2 - PLDPX	I-3 - PTLNX	Administrative Class - PLDAX
Class A - PTLAX	Class C - PTLCX	Class C -2 -PLCCX	Class R - PLDRX

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	26.3%
Corporate Bonds & Notes	17.9%
Asset-Backed Securities	17.5%
U.S. Treasury Obligations	16.6%
Non-Agency Mortgage-Backed Securities	10.8%
Short-Term Instruments‡	9.0%
Sovereign Issues	1.7%
Other	0.2%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Selection within investment grade corporate credit, specifically financials, contributed to relative performance, as spreads tightened.

»	Short exposure to Japan duration, specifically at the long end of the curve, contributed to relative performance, as interest rates rose

»	Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.
»	Underweight exposure to United States duration contributed to relative performance, as interest rates rose.

»	Overweight New Zealand duration detracted from relative performance, as interest rates rose.

»	A long bias to the Japanese yen versus the United States dollar detracted from relative performance, as the Japanese yen depreciated.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Low Duration Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,007.20	$2.50	$1,000.00	$1,022.44	$2.52	0.50%
I-2	1,000.00	1,006.70	3.00	1,000.00	1,021.94	3.02	0.60
I-3	1,000.00	1,,06.50	3.25	1,000.00	1,021.69	3.28	0.65
Administrative Class	1,000.00	1,006.00	3.75	1,000.00	1,021.19	3.78	0.75
Class A	1,000.00	1,005.80	3.95	1,000.00	1,020.99	3.98	0.79
Class C	1,000.00	1,004.00	5.70	1,000.00	1,019.25	5.74	1.14
Class C-2	1,000.00	1,003.00	6.69	1,000.00	1,018.25	6.74	1.34
Class R	1,000.00	1,004.30	5.45	1,000.00	1,019.50	5.49	1.09

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO LOW DURATION FUND

Benchmark Description

Index*	Benchmark Description

ICE BofAML 1-3 Year U.S. Treasury Index	The ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Low Duration Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2023 - 09/30/2023+	$9.15	$0.19	$(0.12)	$0.07	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2023	9.50	0.24	(0.33)	(0.09)	(0.26)	0.00	0.00	(0.26)

03/31/2022	9.93	0.07	(0.42)	(0.35)	(0.05)	0.00	(0.03)	(0.08)

03/31/2021	9.73	0.10	0.24	0.34	(0.14)	0.00	0.00	(0.14)

03/31/2020	9.76	0.30	(0.02)	0.28	(0.28)	0.00	(0.03)	(0.31)

03/31/2019	9.80	0.26	(0.04)	0.22	(0.26)	0.00	0.00	(0.26)

I-2

04/01/2023 - 09/30/2023+	9.15	0.19	(0.13)	0.06	(0.18)	0.00	0.00	(0.18)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.73	0.09	0.24	0.33	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.76	0.27	0.00	0.27	(0.27)	0.00	(0.03)	(0.30)

03/31/2019	9.80	0.26	(0.05)	0.21	(0.25)	0.00	0.00	(0.25)

I-3

04/01/2023 - 09/30/2023+	9.15	0.19	(0.13)	0.06	(0.18)	0.00	0.00	(0.18)

03/31/2023	9.50	0.20	(0.30)	(0.10)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.93	0.06	(0.42)	(0.36)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.73	0.08	0.24	0.32	(0.12)	0.00	0.00	(0.12)

03/31/2020	9.76	0.28	(0.02)	0.26	(0.26)	0.00	(0.03)	(0.29)

04/27/2018 - 03/31/2019	9.76	0.29	(0.06)	0.23	(0.23)	0.00	0.00	(0.23)

Administrative Class

04/01/2023 - 09/30/2023+	9.15	0.18	(0.13)	0.05	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.50	0.22	(0.33)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)

03/31/2021	9.73	0.08	0.23	0.31	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.76	0.28	(0.03)	0.25	(0.25)	0.00	(0.03)	(0.28)

03/31/2019	9.80	0.24	(0.05)	0.19	(0.23)	0.00	0.00	(0.23)

Class A

04/01/2023 - 09/30/2023+	9.15	0.18	(0.13)	0.05	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.50	0.21	(0.32)	(0.11)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.93	0.05	(0.42)	(0.37)	(0.04)	0.00	(0.02)	(0.06)

03/31/2021	9.73	0.07	0.24	0.31	(0.11)	0.00	0.00	(0.11)

03/31/2020	9.76	0.27	(0.02)	0.25	(0.25)	0.00	(0.03)	(0.28)

03/31/2019	9.80	0.23	(0.04)	0.19	(0.23)	0.00	0.00	(0.23)

12	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.03	0.72%	$4,576,983	0.50	%*	0.50	%*	0.46	%*	0.46	%*	4.30	%*	178%

9.15	(0.89)	4,937,764	0.48		0.48		0.46		0.46		2.56		259

9.50	(3.50)	5,661,777	0.46		0.46		0.46		0.46		0.76		421

9.93	3.49	5,058,709	0.46		0.46		0.46		0.46		0.99		486

9.73	2.86	4,727,361	0.87		0.87		0.46		0.46		3.04		269

9.76	2.24	5,438,980	0.71		0.71		0.46		0.46		2.72		573

9.03	0.67	603,267	0.60	*	0.60	*	0.56	*	0.56	*	4.20	*	178

9.15	(0.99)	710,362	0.58		0.58		0.56		0.56		2.11		259

9.50	(3.60)	2,160,225	0.56		0.56		0.56		0.56		0.66		421

9.93	3.39	2,030,455	0.56		0.56		0.56		0.56		0.90		486

9.73	2.77	1,994,991	0.97		0.97		0.56		0.56		2.76		269

9.76	2.13	932,258	0.81		0.81		0.56		0.56		2.69		573

9.03	0.65	29,152	0.65	*	0.70	*	0.61	*	0.66	*	4.14	*	178

9.15	(1.04)	34,342	0.63		0.68		0.61		0.66		2.17		259

9.50	(3.65)	67,416	0.61		0.66		0.61		0.66		0.61		421

9.93	3.34	48,024	0.61		0.66		0.61		0.66		0.86		486

9.73	2.72	26,189	1.02		1.07		0.61		0.66		2.84		269

9.76	2.36	7,060	0.86	*	0.91	*	0.61	*	0.66	*	3.19	*	573

9.03	0.60	25,533	0.75	*	0.75	*	0.71	*	0.71	*	4.06	*	178

9.15	(1.14)	26,326	0.73		0.73		0.71		0.71		2.37		259

9.50	(3.74)	28,891	0.71		0.71		0.71		0.71		0.50		421

9.93	3.23	41,296	0.71		0.71		0.71		0.71		0.76		486

9.73	2.61	47,007	1.12		1.12		0.71		0.71		2.83		269

9.76	1.98	74,637	0.96		0.96		0.71		0.71		2.45		573

9.03	0.58	586,377	0.79	*	0.79	*	0.75	*	0.75	*	4.01	*	178

9.15	(1.18)	649,202	0.77		0.77		0.75		0.75		2.23		259

9.50	(3.78)	858,919	0.75		0.75		0.75		0.75		0.46		421

9.93	3.19	1,080,190	0.75		0.75		0.75		0.75		0.70		486

9.73	2.58	923,295	1.16		1.16		0.75		0.75		2.74		269

9.76	1.94	1,001,235	1.00		1.00		0.75		0.75		2.41		573

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO Low Duration Fund (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2023 - 09/30/2023+	$9.15	$0.17	$(0.13)	$0.04	$(0.16)	$0.00	$0.00	$(0.16)

03/31/2023	9.50	0.17	(0.32)	(0.15)	(0.20)	0.00	0.00	(0.20)

03/31/2022	9.93	0.01	(0.42)	(0.41)	(0.01)	0.00	(0.01)	(0.02)

03/31/2021	9.73	0.04	0.23	0.27	(0.07)	0.00	0.00	(0.07)

03/31/2020	9.76	0.24	(0.02)	0.22	(0.22)	0.00	(0.03)	(0.25)

03/31/2019	9.80	0.20	(0.05)	0.15	(0.19)	0.00	0.00	(0.19)

Class C-2

04/01/2023 - 09/30/2023+	9.15	0.16	(0.13)	0.03	(0.15)	0.00	0.00	(0.15)

03/31/2023	9.50	0.18	(0.34)	(0.16)	(0.19)	0.00	0.00	(0.19)

03/31/2022	9.93	(0.01)	(0.42)	(0.43)	0.00	0.00	0.00	0.00

10/21/2020 - 03/31/2021	9.93	0.00	0.01	0.01	(0.01)	0.00	0.00	(0.01)

Class R

04/01/2023 - 09/30/2023+	9.15	0.17	(0.13)	0.04	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.50	0.17	(0.31)	(0.14)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.93	0.02	(0.42)	(0.40)	(0.02)	0.00	(0.01)	(0.03)

03/31/2021	9.73	0.04	0.24	0.28	(0.08)	0.00	0.00	(0.08)

03/31/2020	9.76	0.24	(0.02)	0.22	(0.22)	0.00	(0.03)	(0.25)

03/31/2019	9.80	0.21	(0.05)	0.16	(0.20)	0.00	0.00	(0.20)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO LOW DURATION FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.03	0.40%	$27,350	1.14	%*	1.14	%*	1.10	%*	1.10	%*	3.66	%*	178%

9.15	(1.52)	34,741	1.12		1.12		1.10		1.10		1.87		259

9.50	(4.12)	49,234	1.10		1.10		1.10		1.10		0.10		421

9.93	2.83	71,439	1.10		1.10		1.10		1.10		0.40		486

9.73	2.21	142,962	1.51		1.51		1.10		1.10		2.47		269

9.76	1.59	209,792	1.35		1.35		1.10		1.10		2.06		573

9.03	0.30	443	1.34	*	1.34	*	1.30	*	1.30	*	3.47	*	178

9.15	(1.72)	736	1.32		1.32		1.30		1.30		1.91		259

9.50	(4.31)	491	1.30		1.30		1.30		1.30		(0.08)		421

9.93	0.07	329	1.30	*	1.30	*	1.30	*	1.30	*	(0.07	)*	486

9.03	0.43	83,318	1.09	*	1.09	*	1.05	*	1.05	*	3.72	*	178

9.15	(1.47)	89,948	1.07		1.07		1.05		1.05		1.88		259

9.50	(4.07)	116,879	1.05		1.05		1.05		1.05		0.17		421

9.93	2.88	111,872	1.05		1.05		1.05		1.05		0.41		486

9.73	2.26	108,983	1.46		1.46		1.05		1.05		2.40		269

9.76	1.64	81,776	1.30		1.30		1.05		1.05		2.19		573

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statement of Assets and Liabilities PIMCO Low Duration Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$6,561,931
Investments in affiliates	217,211

Financial Derivative Instruments
Exchange-traded or centrally cleared	3,167
Over the counter	18,559
Deposits with counterparty	39,490
Foreign currency, at value	4,971
Receivable for investments sold	598
Receivable for investments sold on a delayed-delivery basis	660
Receivable for TBA investments sold	1,653,093
Receivable for Fund shares sold	2,976
Interest and/or dividends receivable	38,263
Dividends receivable from Affiliates	996
Reimbursement receivable from PIMCO	1

Total Assets	8,541,916

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$498,727

Financial Derivative Instruments
Exchange-traded or centrally cleared	3,207
Over the counter	12,707
Payable for investments purchased	137,929
Payable for investments in Affiliates purchased	996
Payable for TBA investments purchased	1,906,938
Deposits from counterparty	26,034
Payable for Fund shares redeemed	18,683
Distributions payable	1,430
Overdraft due to custodian	260
Accrued investment advisory fees	1,259
Accrued supervisory and administrative fees	1,143
Accrued distribution fees	31
Accrued servicing fees	149

Total Liabilities	2,609,493

Net Assets	$5,932,423

Net Assets Consist of:

Paid in capital	$6,993,138
Distributable earnings (accumulated loss)	(1,060,715)

Net Assets	$5,932,423

Cost of investments in securities	$6,818,453
Cost of investments in Affiliates	$218,587
Cost of foreign currency held	$5,280
Proceeds received on short sales	$513,637
Cost or premiums of financial derivative instruments, net	$(13,887)

* Includes repurchase agreements of:	$265,150

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO LOW DURATION FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$4,576,983
I-2	603,267
I-3	29,152
Administrative Class	25,533
Class A	586,377
Class C	27,350
Class C-2	443
Class R	83,318

Shares Issued and Outstanding:

Institutional Class	507,056
I-2	66,832
I-3	3,230
Administrative Class	2,829
Class A	64,961
Class C	3,030
Class C-2	49
Class R	9,230

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.03
I-2	9.03
I-3	9.03
Administrative Class	9.03
Class A	9.03
Class C	9.03
Class C-2	9.03
Class R	9.03

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Statement of Operations PIMCO Low Duration Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$140,822
Dividends from Investments in Affiliates	5,508
Miscellaneous income	636
Total Income	146,966

Expenses:

Investment advisory fees	7,633
Supervisory and administrative fees	6,942
Distribution and/or servicing fees - Administrative Class	35
Distribution and/or servicing fees - Class A	765
Distribution and/or servicing fees - Class C	85
Distribution and/or servicing fees - Class C-2	3
Distribution and/or servicing fees - Class R	214
Trustee fees	18
Interest expense	1,210
Miscellaneous expense	6
Total Expenses	16,911
Waiver and/or Reimbursement by PIMCO	(8)
Net Expenses	16,903

Net Investment Income (Loss)	130,063

Net Realized Gain (Loss):

Investments in securities	(2,707)
Exchange-traded or centrally cleared financial derivative instruments	(48,148)
Over the counter financial derivative instruments	(13,814)
Foreign currency	108

Net Realized Gain (Loss)	(64,561)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(60,592)
Investments in Affiliates	1,746
Exchange-traded or centrally cleared financial derivative instruments	16,716
Over the counter financial derivative instruments	17,398
Foreign currency assets and liabilities	(676)

Net Change in Unrealized Appreciation (Depreciation)	(25,408)

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,094

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO LOW DURATION FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Low Duration Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$130,063	$184,478
Net realized gain (loss)	(64,561)	(201,661)
Net change in unrealized appreciation (depreciation)	(25,408)	(84,060)

Net Increase (Decrease) in Net Assets Resulting from Operations	40,094	(101,243)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(95,723)	(152,888)
I-2	(12,982)	(26,216)
I-3	(593)	(1,090)
Administrative Class	(536)	(742)
Class A	(11,673)	(18,363)
Class C	(533)	(852)
Class C-2	(11)	(11)
Class R	(1,503)	(2,301)

Total Distributions(a)	(123,554)	(202,463)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(467,538)	(2,156,705)

Total Increase (Decrease) in Net Assets	(550,998)	(2,460,411)

Net Assets:

Beginning of period	6,483,421	8,943,832
End of period	$5,932,423	$6,483,421

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO Low Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Qatar National Bank QPSC
6.413% due 10/10/2023 «		$16,900	$16,900

Total Loan Participations and Assignments (Cost $16,897)			16,900

CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 14.7%

American Honda Finance Corp.
5.958% due 01/10/2025 •		12,900	12,910

Asian Development Bank
6.550% due 01/26/2025	ZAR	262,000	13,360

Banco Santander SA
3.496% due 03/24/2025		$23,000	22,114

Bank of America Corp.
4.934% (EUR003M + 1.000%) due 09/22/2026 ~	EUR	11,600	12,288

Bank of Nova Scotia
5.450% due 06/12/2025		$10,500	10,402

Barclays PLC
5.304% due 08/09/2026 •		8,000	7,838
7.325% due 11/02/2026 •		13,400	13,607

BNP Paribas SA
4.705% due 01/10/2025 •		17,100	17,016

Camden Property Trust
3.500% due 09/15/2024		200	195

Cape Lookout Re Ltd.
10.796% (T-BILL 3MO + 5.350%) due 03/28/2029 ~		7,700	7,475

Capital One Financial Corp.
2.636% due 03/03/2026 •		24,200	22,848
4.166% due 05/09/2025 •		23,000	22,582
4.985% due 07/24/2026 •		10,000	9,707

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,400	9,408

Credit Agricole SA
1.907% due 06/16/2026 •		17,200	15,996

Credit Suisse AG
3.390% due 12/05/2025	EUR	8,200	8,533
3.700% due 02/21/2025		$22,000	21,213
4.750% due 08/09/2024		19,300	19,030

Danske Bank AS
1.621% due 09/11/2026 •		500	456
3.773% due 03/28/2025 •		22,000	21,676

Deutsche Bank AG
3.875% due 02/12/2024	GBP	5,100	6,163

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.961% due 11/26/2025 •		$34,000	$32,851
6.561% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	18,163

Equinix, Inc.
2.625% due 11/18/2024		9,246	8,899

Equitable Financial Life Global Funding
0.800% due 08/12/2024		400	382

Extra Space Storage LP
3.500% due 07/01/2026		7,000	6,554

Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	5,700	5,875

GA Global Funding Trust
1.250% due 12/08/2023		$28,000	27,726

General Motors Financial Co., Inc.
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		20,700	20,717

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		25,300	25,114

HAT Holdings LLC
6.000% due 04/15/2025		4,000	3,897

HSBC Holdings PLC
6.911% (SOFRRATE + 1.570%) due 08/14/2027 ~		3,200	3,219

HSBC USA, Inc.
5.625% due 03/17/2025		6,900	6,861

ING Groep NV
3.869% due 03/28/2026 •		12,700	12,261
6.533% (US0003M + 1.000%) due 10/02/2023 ~		13,200	13,200

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,366
6.110% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	18,768

Metropolitan Life Global Funding
0.950% due 07/02/2025		11,250	10,353
4.050% due 08/25/2025		18,000	17,415

Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		4,500	4,462

Morgan Stanley
2.630% due 02/18/2026 •		46,400	44,176

NatWest Group PLC
7.472% due 11/10/2026 •		5,600	5,714

NatWest Markets PLC
3.479% due 03/22/2025		19,000	18,322

Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		15,600	15,225
1.125% due 09/16/2024		4,500	4,273

Santander Holdings USA, Inc.
3.244% due 10/05/2026		3,100	2,810
3.450% due 06/02/2025		8,250	7,849

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		13,300	13,380

20	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Generale SA
2.625% due 01/22/2025		$18,000	$17,119

Standard Chartered PLC
0.991% due 01/12/2025 •		5,500	5,410
1.822% due 11/23/2025 •		5,000	4,726
6.273% (SOFRRATE + 0.930%) due 11/23/2025 ~		24,000	23,916

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		22,700	21,007
5.464% due 01/13/2026		12,600	12,478

Sumitomo Mitsui Trust Bank Ltd.
2.550% due 03/10/2025		10,100	9,631

Swedbank AB
3.356% due 04/04/2025		22,000	21,175
5.337% due 09/20/2027		20,000	19,398

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		15,200	15,217

UBS AG
5.125% due 05/15/2024 (f)		6,500	6,417

UBS Group AG
2.193% due 06/05/2026 •		4,900	4,559
4.488% due 05/12/2026 •		10,000	9,689
4.550% due 04/17/2026		2,100	2,017
4.703% due 08/05/2027 •		5,000	4,796
6.327% due 12/22/2027 •		700	699
6.373% due 07/15/2026 •		6,200	6,180

UniCredit SpA
7.830% due 12/04/2023		49,200	49,262

VICI Properties LP
4.375% due 05/15/2025		4,300	4,160

Volkswagen Financial Services NV
1.875% due 12/03/2024	GBP	1,800	2,088

Wells Fargo & Co.
2.509% due 10/27/2023 (g)	CAD	12,300	9,038

			874,631

INDUSTRIALS 4.2%

7-Eleven, Inc.
0.800% due 02/10/2024		$9,600	9,419

Amgen, Inc.
5.250% due 03/02/2025		17,300	17,175

Bayer U.S. Finance LLC
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~		5,900	5,903

Boeing Co.
1.950% due 02/01/2024		22,500	22,192

CommonSpirit Health
1.547% due 10/01/2025		15,500	14,222

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Continental Resources, Inc.
2.268% due 11/15/2026	$1,200	$1,064

CRH America, Inc.
3.875% due 05/18/2025	2,775	2,683

Daimler Truck Finance North America LLC
5.944% (SOFRRATE + 0.600%) due 12/14/2023 ~	19,000	19,007
6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~	23,000	22,970

Fidelity National Information Services, Inc.
0.600% due 03/01/2024	12,000	11,729

Global Payments, Inc.
1.200% due 03/01/2026	3,300	2,945
2.650% due 02/15/2025	3,650	3,479

Hyundai Capital America
0.800% due 01/08/2024	1,500	1,479
1.000% due 09/17/2024	22,000	20,964
6.491% due 08/04/2025 •	7,500	7,505

Penske Truck Leasing Co. LP
1.700% due 06/15/2026	11,100	9,847

Qorvo, Inc.
1.750% due 12/15/2024	2,725	2,564

Renesas Electronics Corp.
1.543% due 11/26/2024	24,200	22,796

Rogers Communications, Inc.
2.950% due 03/15/2025	26,400	25,187

SK Hynix, Inc.
1.000% due 01/19/2024	11,200	11,023

TD SYNNEX Corp.
1.250% due 08/09/2024	9,900	9,461

Westinghouse Air Brake Technologies Corp.
4.150% due 03/15/2024	2,000	1,981

WRKCo, Inc.
3.750% due 03/15/2025	3,600	3,496

		249,091

UTILITIES 1.5%

AES Corp.
1.375% due 01/15/2026	22,500	20,048

Constellation Energy Generation LLC
3.250% due 06/01/2025	6,300	6,008

Enel Finance International NV
1.375% due 07/12/2026	3,200	2,827
2.650% due 09/10/2024	11,700	11,323
4.250% due 06/15/2025	19,600	19,037

Eversource Energy
0.800% due 08/15/2025	2,300	2,098

Jersey Central Power & Light Co.
4.700% due 04/01/2024	1,700	1,685

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Gas & Electric Co.
3.750% due 02/15/2024	$3,500	$3,467
3.850% due 11/15/2023	7,600	7,579
4.950% due 06/08/2025	14,200	13,872

		87,944

Total Corporate Bonds & Notes (Cost $1,255,405)		1,211,666

MUNICIPAL BONDS & NOTES 0.0%

TEXAS 0.0%

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.229% due 11/01/2024	1,100	1,050

Total Municipal Bonds & Notes (Cost $1,100)		1,050

U.S. GOVERNMENT AGENCIES 30.1%

Fannie Mae
0.621% due 10/25/2042 •(a)	9,971	835
0.721% due 11/25/2042 •(a)	10,258	807
1.000% due 01/25/2043	265	214
1.221% due 01/25/2042 •(a)	1,148	107
2.500% due 05/25/2028 (a)	2,969	107
3.593% due 03/01/2035 •	60	59
3.709% due 01/01/2035 •	487	476
3.952% due 07/01/2035 •	68	67
3.955% due 09/01/2035 •	6	6
4.162% due 11/01/2035 •	7	6
4.192% due 04/01/2034 •	123	122
4.250% due 05/25/2033	155	148
4.253% due 09/01/2032 •	125	124
4.273% due 12/01/2033 •	38	37
4.478% due 01/01/2028 •	2	2
4.550% due 03/01/2035 •	47	46
4.585% due 01/01/2024 •	1	1
4.709% due 03/01/2035 •	580	575
4.734% due 11/01/2034 •	62	60
4.790% due 12/25/2042 ~	604	564
4.797% due 12/01/2036 •	3	3
5.014% due 06/01/2035 •	32	31
5.079% due 10/01/2035 •	228	226
5.315% due 05/01/2035 •	32	31
5.462% due 12/25/2036 •	206	200
5.500% due 08/25/2034	410	402
5.508% due 06/01/2035 •	84	82
5.514% due 09/01/2034 •	3	3
5.522% due 06/25/2034 •	69	67
5.630% due 07/01/2042 - 07/01/2044 •	124	119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.679% due 01/25/2037 •	$3	$3
5.680% due 09/01/2041 •	15	15
5.729% due 03/25/2037 •	363	352
5.779% due 03/25/2037 - 03/25/2044 •	351	343
5.789% due 08/01/2035 - 03/25/2037 •	561	557
5.809% due 07/25/2037 •	434	425
5.817% due 07/01/2035 •	224	220
5.829% due 06/25/2032 - 10/25/2040 •	65	63
5.830% due 10/01/2030 - 11/01/2039 •	158	155
5.850% due 05/01/2035 •	25	25
5.879% due 12/25/2040 •	9	9
5.890% due 09/01/2035 •	144	142
5.899% due 07/25/2037 •	521	516
5.929% due 08/25/2037 •	19	19
5.972% due 08/01/2035 •	134	137
6.095% due 11/01/2027 •	3	3
6.099% due 03/25/2038 •	19	19
6.125% due 08/01/2029 •	37	37
6.179% due 03/25/2038 - 01/25/2040 •	248	247
6.279% due 02/25/2040 •	128	126
6.500% due 07/25/2031 - 09/01/2033	561	570
7.000% due 04/01/2034	8	8

Freddie Mac
0.522% due 08/15/2043 •(a)	18,696	1,684
0.650% due 10/27/2025	62,200	56,704
0.680% due 08/06/2025	32,300	29,718
0.800% due 10/28/2026 (j)(l)	83,100	73,247
0.996% due 08/15/2044 •	4,875	4,436
1.042% due 07/15/2036 •(a)	855	56
1.722% due 08/15/2036 •(a)	2,279	187
2.920% due 01/25/2026	7,150	6,858
3.000% due 03/15/2027 - 05/15/2027 (a)	4,206	143
3.500% due 02/01/2047 - 06/01/2047	7,328	6,464
3.590% due 01/25/2025 ~	24,100	23,496
4.000% due 01/15/2024 (a)	4	0
4.125% due 03/01/2035 •	65	64
4.228% due 04/01/2035 •	166	163
4.290% due 04/01/2035 •	150	148
4.322% due 10/01/2035 •	232	235
4.471% due 08/15/2032 ~	5	5
4.488% due 03/01/2035 •	79	77
4.558% due 02/01/2037 •	3	3
4.882% due 10/01/2027 •	1	1
5.100% due 04/01/2035 •	144	140
5.488% due 07/01/2035 •	2	2
5.500% due 07/15/2034	268	264
5.500% due 08/01/2035 •	192	190
5.559% due 08/25/2031 •	415	417

22	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.704% due 05/01/2037 •	$11	$11
5.709% due 09/25/2031 •	657	657
5.758% due 02/15/2037 •	20	19
5.768% due 02/15/2037 •	28	28
5.828% due 05/15/2037 •	6	6
5.878% due 11/15/2030 - 12/15/2031 •	15	15
5.941% due 07/01/2027 •	3	3
5.948% due 05/15/2036 •	15	15
5.978% due 01/15/2042 •	12	12
6.000% due 12/15/2028 - 07/15/2029	12	12
6.026% due 07/25/2044 •	1,060	968
6.283% due 01/15/2038 •	1,546	1,539
6.500% due 03/15/2029 - 07/25/2043	6,850	6,905
7.000% due 01/01/2030 - 04/01/2032	4	4
7.500% due 07/15/2030	25	26
8.000% due 12/01/2024	2	2
8.500% due 07/01/2024 - 11/01/2025	9	9

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 08/20/2024 - 09/20/2026 ~	12	12
2.625% due 07/20/2027 - 07/20/2034 •	64	62
2.750% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2025 ~	12	12
2.750% due 12/20/2026 •	1	1
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	9	9
3.000% due 12/20/2027 - 07/20/2030 •	29	28
3.500% due 11/20/2026 •	1	1
3.625% (H15T1Y + 1.500%) due 01/20/2025 - 03/20/2026 ~	31	30
3.625% due 01/20/2027 - 02/20/2032 •	533	522
3.875% (H15T1Y + 1.500%) due 06/20/2024 - 05/20/2026 ~	10	9
3.875% due 04/20/2027 - 05/20/2030 •	35	35
4.500% due 08/20/2048	852	798
5.538% due 04/20/2066 •	3,216	3,194
5.818% due 07/20/2065 •	664	658
6.032% due 03/20/2065 •	6,377	6,323
6.230% due 08/20/2073 «•	13,966	14,045
6.232% due 05/20/2066 •	2,095	2,080
6.250% due 09/20/2073 •	13,500	13,521
6.290% due 09/20/2073 «•	4,676	4,677
6.474% due 11/20/2072 •	75,103	76,026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.484% due 11/20/2072 •	$88,375	$89,532
6.563% due 08/20/2070 •	16,826	17,067

Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	404,358	335,101
3.500% due 02/01/2047 - 12/01/2047	160,298	140,490
4.000% due 10/01/2047 - 08/01/2048	11,872	10,786
4.500% due 12/01/2023 - 10/01/2053	13,956	12,856
5.000% due 08/01/2025 - 06/01/2053	66,214	62,546
5.500% due 01/01/2025 - 09/01/2053	11,002	10,643
6.000% due 05/01/2024 - 01/01/2053	1,919	1,935
6.500% due 07/01/2034 - 03/01/2038	261	267
8.000% due 04/01/2030 - 11/01/2031	150	155
8.500% due 04/01/2025	4	4
9.500% due 07/01/2025 - 11/01/2025	4	4

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053 - 11/01/2053	201,500	179,484
4.500% due 10/01/2038 - 11/01/2053	219,550	201,662
5.000% due 10/01/2053 - 11/01/2053	356,300	336,268
5.500% due 10/01/2053 - 11/01/2053	35,500	34,300

Vendee Mortgage Trust
6.500% due 05/15/2029	2,756	2,753

Total U.S. Government Agencies (Cost $1,918,688)		1,782,347

U.S. TREASURY OBLIGATIONS 18.9%

U.S. Treasury Notes
1.750% due 06/30/2024	70,000	68,088
1.875% due 08/31/2024 (l)	39,000	37,754
3.625% due 05/15/2026	627,900	608,695
3.875% due 01/15/2026 (j)(l)	149,500	146,002
4.125% due 01/31/2025	215,700	212,389
4.125% due 06/15/2026 (l)	50,000	49,078

Total U.S. Treasury Obligations (Cost $1,144,959)		1,122,006

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.3%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	6,950	6,512

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

280 Park Avenue Mortgage Trust
6.510% due 09/15/2034 •	$10,200	$9,929

ABN AMRO Mortgage Corp.
5.500% due 01/25/2034 «	35	32

American Home Mortgage Assets Trust
5.974% due 11/25/2035 •	268	246

Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	8,894	7,351

Ashford Hospitality Trust
6.405% due 04/15/2035 •	1,032	1,014

Atrium Hotel Portfolio Trust
6.560% due 12/15/2036 •	9,636	9,115
6.580% due 06/15/2035 •	1,250	1,226

Austin Fairmont Hotel Trust
6.430% due 09/15/2032 •	3,600	3,584

BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •	10,500	10,423
6.497% due 09/15/2038 •	4,100	3,888
7.347% due 03/15/2037 •	500	497

Banc of America Alternative Loan Trust
5.500% due 10/25/2033	2,079	1,974

Banc of America Funding Trust
4.646% due 05/25/2035 ~	66	61
4.757% due 02/20/2036 ~	199	184
5.500% due 09/25/2035 «	241	224
5.679% due 05/20/2035 •	127	127

Banc of America Mortgage Trust
3.818% due 02/25/2035 «~	43	40
5.127% due 09/25/2035 ^~	1,100	939
5.354% due 05/25/2033 «~	4	3

Barclays Commercial Mortgage Securities Trust
6.379% due 10/15/2037 •	9	9

Bear Stearns Adjustable Rate Mortgage Trust
2.800% due 11/25/2030 ~	6	6
3.250% due 02/25/2033 «~	31	22
3.900% due 01/25/2034 ~	5	4
4.031% due 01/25/2035 ~	197	182
4.482% due 02/25/2033 «~	13	13
4.500% due 04/25/2033 «~	122	117
4.933% due 08/25/2035 ^~	517	420
5.016% due 08/25/2035 ^~	3,490	3,153
5.125% due 01/25/2035 «~	1	1
5.267% due 08/25/2033 «~	30	28
5.797% due 10/25/2036 ^«~	69	63
6.053% due 08/25/2033 ~	177	168

Bear Stearns ALT-A Trust
4.144% due 04/25/2035 ~	988	961
4.398% due 05/25/2035 ~	269	252
4.598% due 09/25/2035 ^~	987	602
5.766% due 09/25/2034 «~	85	78

Bear Stearns Structured Products, Inc. Trust
4.710% due 01/26/2036 ^~	1,550	1,130

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beneria Cowen & Pritzer Collateral Funding Corp.
6.246% due 06/15/2038 •		$398	$353

BFLD Trust
6.536% due 10/15/2034 •		3,395	3,377

BX Trust
6.430% due 05/15/2030 •		3,600	3,574
6.534% due 10/15/2036 •		10,100	9,903

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.714% due 01/25/2035 •		98	92

Citigroup Commercial Mortgage Trust
6.402% due 12/15/2036 •		2,950	2,907

Citigroup Mortgage Loan Trust
4.107% due 03/25/2036 ^~		838	785
4.319% due 03/25/2034 ~		244	213
6.150% due 09/25/2035 •		8	8

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •		10,400	10,196

Commercial Mortgage Trust
6.380% due 06/15/2034 •		3,400	3,019
6.747% due 12/15/2038 •		23,573	22,089

Countrywide Alternative Loan Trust
5.834% due 06/25/2036 ^•		345	149

Countrywide Home Loan Mortgage Pass-Through Trust
6.537% due 02/20/2036 ^•		4,100	3,766

Credit Suisse First Boston Mortgage Securities Corp.
5.823% due 03/25/2032 ~		211	195

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.672% due 10/25/2033 «~		17	16

Credit Suisse Mortgage Capital Trust
5.492% due 07/25/2050 ~		17,797	17,622

CRSNT Commercial Mortgage Trust
6.274% due 04/15/2036 •		25,400	24,041

DBGS Mortgage Trust
6.842% due 10/15/2036 •		1,220	1,138

DBWF Mortgage Trust
6.508% due 12/19/2030 •		14,558	14,470

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.834% due 06/25/2037 •		6,942	5,847

DROP Mortgage Trust
6.596% due 10/15/2043 •		23,100	21,583

EMF-NL Prime BV
4.513% due 04/17/2041 •	EUR	3,000	2,753

Eurosail PLC
5.498% due 03/13/2045 •	GBP	25	31
6.288% (SONIO/N + 1.069%) due 06/13/2045 ~		3,585	4,346

Extended Stay America Trust
6.526% due 07/15/2038 •		$1,521	1,509

24	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Alternative Mortgage Securities Trust
6.058% due 09/25/2035 ^~		$130	$113
6.061% due 09/25/2034 «~		27	24

Ginnie Mae
6.114% due 04/20/2072 •		9,517	9,375
6.214% due 08/20/2073 •		4,421	4,414
6.814% due 08/20/2071 •		8,460	8,594

Great Hall Mortgages PLC
3.997% due 03/18/2039 •	EUR	133	140
5.802% due 06/18/2039 •		$1,992	1,976

GS Mortgage Securities Corp. Trust
6.379% due 11/15/2032 •		4,418	4,378
6.404% due 12/15/2036 •		19,146	18,786
6.554% due 12/15/2036 •		280	276

GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		21,612	16,443
3.000% due 09/25/2052 ~		23,684	18,804

GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		159	148
4.982% due 09/25/2035 ~		768	756
5.099% due 07/25/2035 ~		471	253
5.482% due 09/25/2035 «~		17	15
6.000% due 03/25/2032 «		19	17

HarborView Mortgage Loan Trust
4.188% due 07/19/2035 ^~		1,455	1,053

Hilton Orlando Trust
6.399% due 12/15/2034 •		150	149

Hops Hill No. 1 PLC
6.146% due 05/27/2054 •	GBP	2,037	2,486

IndyMac INDX Mortgage Loan Trust
5.854% due 05/25/2046 •		$976	849

InTown Mortgage Trust
7.821% due 08/15/2039 •		19,800	19,865

JP Morgan Chase Commercial Mortgage Securities Trust
6.546% due 12/15/2036 •		7,000	5,390

JP Morgan Mortgage Trust
4.292% due 04/25/2037 ^«~		112	86
5.053% due 08/25/2035 ^~		927	771
5.768% due 07/25/2035 «~		12	12

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~		45	42

Morgan Stanley Capital Trust
6.355% due 11/15/2034 •		6,195	6,139
6.397% due 12/15/2036 •		100	81

Morgan Stanley Mortgage Loan Trust
4.022% due 08/25/2034 «~		44	39
5.500% due 11/25/2035		1,037	917
5.694% due 04/25/2035 •		770	713
5.754% due 01/25/2035 •		224	199

MortgageIT Mortgage Loan Trust
6.074% due 02/25/2035 «•		142	132

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Natixis Commercial Mortgage Securities Trust
6.397% due 08/15/2038 •		$5,200	$4,864
7.156% due 03/15/2035 •		1,891	1,891

New Orleans Hotel Trust
6.369% due 04/15/2032 •		1,400	1,346

Newgate Funding PLC
4.445% due 12/15/2050 •	EUR	935	960

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •		$4,700	4,200

OBX Trust
3.000% due 01/25/2052 ~		22,229	17,648
5.000% due 10/25/2051 •		5,550	5,080

One Market Plaza Trust
3.614% due 02/10/2032		8,600	7,951

ONE Park Mortgage Trust
6.146% due 03/15/2036 •		2,450	2,327

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.994% due 12/25/2035 •		1,883	1,730

Prime Mortgage Trust
5.834% due 02/25/2034 •		148	137

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •	GBP	13,293	16,257

RESIMAC Bastille Trust
6.083% due 02/03/2053 •		$34,960	34,710

Ripon Mortgages PLC
0.000% due 08/28/2056 (d)	GBP	25,996	26,305
5.919% due 08/28/2056 •		35,282	42,894
6.119% due 08/28/2056 •		15,435	18,603
6.719% due 08/28/2056 •		1,792	2,117
8.219% due 08/28/2056 •		1,845	2,224

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •		$3,500	3,187

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	18,708	22,843

Structured Adjustable Rate Mortgage Loan Trust
6.379% due 02/25/2034 ~		$13	12

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		31	28
5.694% due 03/25/2037 •		41	14
5.994% due 02/25/2036 ^•		794	646
6.102% due 09/19/2032 •		211	202

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.894% due 06/25/2033 «~		9	8

SunTrust Adjustable Rate Mortgage Loan Trust
5.342% due 01/25/2037 ^~		577	420

Tharaldson Hotel Portfolio Trust
6.492% due 11/11/2034 •		4,431	4,390

Thornburg Mortgage Securities Trust
4.144% due 12/25/2045 ^•		1,054	939
4.851% due 10/25/2045 •		1,361	1,298

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	14,973	$18,288
6.509% due 07/20/2045 •		29,197	35,626
6.568% due 05/20/2045 •		31,679	38,657
6.688% due 02/20/2045 •		351	429

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,447	2,245
6.434% due 05/25/2058 •		4,119	4,156

Trinity Square PLC
6.000% due 07/15/2059 •	GBP	12,908	15,732

TTAN
6.297% due 03/15/2038 •		$43	42

UWM Mortgage Trust
5.000% due 12/25/2051 •		19,711	18,091

VASA Trust
6.347% due 07/15/2039 •		5,000	4,390

Waikiki Beach Hotel Trust
6.497% due 12/15/2033 •		10,699	10,473

WaMu Mortgage Pass-Through Certificates Trust
4.035% due 01/25/2036 ~		81	71
5.626% due 08/25/2046 •		24	22
6.000% due 06/25/2034 «		407	386
6.014% due 10/25/2045 •		25	23
6.026% due 06/25/2042 •		171	156
6.174% due 11/25/2034 •		1,467	1,369

Washington Mutual Mortgage Pass-Through Certificates Trust
4.975% due 02/25/2033 «~		3	2

Wells Fargo-RBS Commercial Mortgage Trust
3.995% due 05/15/2047		14,015	13,735

Total Non-Agency Mortgage-Backed Securities (Cost $764,501)			731,119

ASSET-BACKED SECURITIES 20.0%

ACAS CLO Ltd.
6.462% due 10/18/2028 •		1,955	1,950

Anchorage Capital CLO Ltd.
6.710% due 07/15/2032 •		22,000	21,893

Apidos CLO
6.472% due 07/18/2029 •		12,732	12,714
6.598% due 04/20/2031 •		4,486	4,475

Arbor Realty Commercial Real Estate Notes Ltd.
6.547% due 05/15/2036 •		7,600	7,510
6.763% due 01/15/2037 •		5,500	5,440

AREIT Trust
6.563% due 01/20/2037 •		21,458	21,179

Ares CLO Ltd.
6.622% due 04/18/2031 •		23,200	23,095

Asset-Backed Securities Corp. Home Equity Loan Trust
5.967% due 06/15/2031 •		4	3

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Static Senior Loan Fund Ltd.
7.908% due 07/15/2030 •		$11,548	$11,584

Bank of America Auto Trust
5.830% due 05/15/2026		8,900	8,896

Barings CLO Ltd.
6.658% due 01/20/2032 •		702	699

BDS Ltd.
6.795% due 12/16/2036 •		23,000	22,598

Bear Stearns Asset-Backed Securities Trust
6.434% due 11/25/2042 •		202	197
7.234% due 03/25/2043 •		1,189	1,164

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		22,769	22,732
6.920% due 01/15/2033 •		15,900	15,888

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	3,651	3,833

BlueMountain CLO Ltd.
6.650% due 07/15/2031 •		$8,000	7,980

BNPP AM Euro CLO DAC
4.263% due 04/15/2031 •	EUR	300	310

BSPDF Issuer Ltd.
6.647% due 10/15/2036 •		$10,000	9,663

BSPRT Issuer Ltd.
7.628% due 07/15/2039 •		22,000	21,890

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		24,000	23,740
6.027% due 07/15/2027 •		19,300	19,315

Carlyle Euro CLO DAC
4.671% due 08/15/2032 •	EUR	8,900	9,198

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •		250	260

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		$19,611	19,528

Carmax Auto Owner Trust
6.083% due 09/15/2025 •		8,208	8,214

Carvana Auto Receivables Trust
2.570% due 05/12/2025		2,427	2,422

Catamaran CLO Ltd.
6.707% due 04/22/2030 •		4,948	4,938

Centex Home Equity Loan Trust
6.364% due 09/25/2034 •		1,017	967

CIFC Funding Ltd.
6.557% due 10/24/2030 •		19,649	19,628
6.672% due 07/18/2031 •		4,400	4,403

Citibank Credit Card Issuance Trust
6.052% due 08/07/2027 •		12,900	12,899
6.058% due 04/22/2026 •		12,600	12,633

Countrywide Asset-Backed Certificates Trust
5.854% due 01/25/2045 •		1,063	1,054
6.154% due 07/25/2034 •		528	521
6.184% due 03/25/2034 •		287	281

26	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CQS U.S. CLO Ltd.
7.166% due 07/20/2031 •	$11,521	$11,521

Dell Equipment Finance Trust
2.110% due 08/23/2027	809	808

Discover Card Execution Note Trust
6.047% due 12/15/2026 •	19,600	19,620

Dryden Senior Loan Fund
6.590% due 04/15/2029 •	18,563	18,543

Enterprise Fleet Financing LLC
4.380% due 07/20/2029	17,040	16,689
5.760% due 10/22/2029	12,815	12,780

EquiFirst Mortgage Loan Trust
5.914% due 01/25/2034 «•	164	152

Exeter Automobile Receivables Trust
4.330% due 02/17/2026	524	523
6.070% due 12/15/2025	6,500	6,498

First Franklin Mortgage Loan Asset-Backed Certificates
6.259% due 05/25/2034 •	962	951

Flagship Credit Auto Trust
3.280% due 08/15/2025	4,283	4,272

Fremont Home Loan Trust
5.494% due 01/25/2037 •	175	79

Gallatin CLO Ltd.
6.645% due 01/21/2028 •	3,916	3,920
6.660% due 07/15/2031 •	28,000	27,922

GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025	1,654	1,649
3.550% due 01/15/2026	4,179	4,151
4.590% due 05/15/2026	3,874	3,850

GM Financial Automobile Leasing Trust
2.930% due 10/21/2024	3,608	3,598

GPMT Ltd.
6.695% due 07/16/2035 •	12,429	12,239
6.788% due 12/15/2036 •	22,182	21,512

GSAMP Trust
3.422% due 11/25/2034 •	1,152	1,089
5.504% due 12/25/2036 •	1,387	673

Hertz Vehicle Financing LLC
3.370% due 03/25/2025	22,500	22,343
3.730% due 09/25/2026	22,500	21,588

Home Equity Asset Trust
5.994% due 08/25/2036 •	6,061	5,882

HPEFS Equipment Trust
3.150% due 09/20/2029	7,853	7,802

HSI Asset Securitization Corp. Trust
5.534% due 10/25/2036 •	29	12

Hyundai Auto Lease Securitization Trust
5.953% due 04/15/2025 •	608	608

LCM LP
6.452% due 07/19/2027 •	9,342	9,338

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM Ltd.
6.426% due 07/20/2030 •		$18,558	$18,599

LL ABS Trust
3.760% due 11/15/2029		5,381	5,333

LoanCore Issuer Ltd.
6.228% due 07/15/2035 •		3,083	3,066
6.747% due 07/15/2036 •		13,800	13,561

Lument Finance Trust, Inc.
6.617% due 06/15/2039 •		21,000	20,658

Madison Park Euro Funding DAC
4.463% due 07/15/2032 •	EUR	5,000	5,192

Madison Park Funding Ltd.
6.589% due 07/27/2031 •		$5,571	5,549

Magnetite Ltd.
6.370% due 01/15/2028 •		670	669
6.506% due 11/15/2028 •		16,931	16,876
6.550% due 04/15/2031 •		967	967

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •		998	996

MF1 LLC
7.477% due 06/19/2037 •		22,500	22,436

MF1 Ltd.
6.677% due 02/19/2037 •		23,000	22,598

Mid-State Trust
4.864% due 07/15/2038		83	80

MMAF Equipment Finance LLC
5.570% due 09/09/2025		6,334	6,308

Morgan Stanley ABS Capital, Inc. Trust
5.684% due 05/25/2037 •		3,131	2,616
6.139% due 12/25/2034 •		374	344

Morgan Stanley IXIS Real Estate Capital Trust
5.484% due 11/25/2036 •		14	5

Mountain View CLO LLC
6.610% due 01/16/2031 •		2,166	2,157

Nassau Ltd.
6.720% due 10/15/2029 •		841	841

New Century Home Equity Loan Trust
6.154% due 03/25/2035 •		2,002	1,945

Nissan Auto Lease Trust
5.943% due 03/17/2025 •		1,732	1,732

NovaStar Mortgage Funding Trust
5.754% due 05/25/2036 •		1,558	1,517

Oaktree CLO Ltd.
6.708% due 10/20/2032 •		20,100	20,078

OCP Euro CLO DAC
4.578% due 09/22/2034 •	EUR	3,200	3,339

Oscar U.S. Funding LLC
2.820% due 04/10/2029		$23,000	21,340

Palmer Square CLO Ltd.
6.570% due 10/17/2031 •		12,200	12,141

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO Low Duration Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PFP Ltd.
6.446% due 08/09/2037 •		$379	$375
7.607% due 08/19/2035 •		18,600	18,675

RAAC Trust
6.134% due 03/25/2034 «•		53	51

Ready Capital Mortgage Financing LLC
6.434% due 04/25/2038 •		10,631	10,549
6.634% due 11/25/2036 •		2,143	2,124
6.965% due 01/25/2037 •		20,043	20,122

Renaissance Home Equity Loan Trust
6.134% due 08/25/2032 «•		40	35

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		500	502

RR 3 Ltd.
6.660% due 01/15/2030 •		1,260	1,257

Santander Drive Auto Receivables Trust
4.370% due 05/15/2025		1,716	1,715
5.810% due 01/15/2026		1,001	1,000
5.870% due 03/16/2026		22,588	22,578

Saranac CLO Ltd.
7.258% due 06/22/2030 •		901	902

Saxon Asset Securities Trust
2.018% due 03/25/2035 ^•		336	320

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•		2,873	653
5.564% due 05/25/2037 ^•		369	279

SLM Student Loan Trust
4.395% due 12/15/2033 •	EUR	572	559
5.466% due 10/25/2029 •		$1,812	1,810

SMB Private Education Loan Trust
3.940% due 02/16/2055		17,081	15,863
5.670% due 11/15/2052		12,800	12,626
6.763% due 02/16/2055 •		17,081	16,972

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		1,656	1,652

Sound Point CLO Ltd.
6.568% due 10/20/2030 •		24,496	24,421
6.593% due 07/25/2030 •		23,080	23,027
6.798% due 07/20/2032 •		23,000	22,685

Soundview Home Loan Trust
5.554% due 11/25/2036 •		1,123	313

Stratus CLO Ltd.
6.538% due 12/29/2029 •		2,663	2,653

Structured Asset Investment Loan Trust
6.139% due 03/25/2034 •		2,167	2,093
6.334% due 09/25/2034 •		89	86

Structured Asset Securities Corp.
6.094% due 02/25/2035 •		124	124

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		3,188	3,169

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		23,000	22,892

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	2,400	$2,494

Towd Point HE Trust
0.918% due 02/25/2063 ~		$5,111	4,798

Toyota Auto Receivables Owner Trust
5.050% due 01/15/2026		670	667

TPG Real Estate Finance Issuer Ltd.
6.647% due 03/15/2038 •		16,051	15,770
6.963% due 02/15/2039 •		23,000	22,483

Tricolor Auto Securitization Trust
3.300% due 02/18/2025		1,396	1,392

TSTAT Ltd.
7.626% due 07/20/2031 •		6,837	6,847

Venture CLO Ltd.
6.450% due 04/15/2027 •		581	581
6.608% due 04/20/2029 •		5,152	5,151
6.638% due 07/20/2030 •		7,007	6,959
6.718% due 04/20/2032 •		22,000	21,648

Vibrant CLO Ltd.
6.628% due 09/15/2030 •		606	605

VMC Finance LLC
6.545% due 06/16/2036 •		11,817	11,653

Wellfleet CLO Ltd.
6.478% due 07/20/2029 •		8,956	8,949

Westlake Automobile Receivables Trust
6.443% due 08/15/2025 •		5,073	5,079

Wind River CLO Ltd.
6.650% due 07/15/2031 •		23,000	22,868

Total Asset-Backed Securities (Cost $1,203,105)			1,187,275

SOVEREIGN ISSUES 2.0%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (d)	BRL	609,300	117,843

28	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	28,931	$33

Total Sovereign Issues (Cost $121,437)			117,876

		SHARES
COMMON STOCKS 0.0%

CONSUMER DISCRETIONARY 0.0%

Urbi Desarrollos Urbanos SAB de CV (c)		572	0

Total Common Stocks (Cost $607)			0

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.6%

COMMERCIAL PAPER 2.1%

Amcor Flexibles North America, Inc.
5.550% due 10/30/2023 (b)		$9,100	9,056

American Electric Power Co., Inc.
5.510% due 10/04/2023		6,200	6,195

Arrow Electronics, Inc.
5.900% due 10/25/2023 (b)		4,100	4,082

Conagra Brands, Inc.
5.750% due 10/11/2023		7,900	7,885

Crown Castle, Inc.
6.020% due 10/17/2023		15,800	15,754

Dominion Resources, Inc.
5.540% due 10/31/2023		6,500	6,468
5.550% due 10/26/2023		4,900	4,880

Electricite de France SA
5.510% due 10/23/2023		16,000	15,940

Energy Transfer LP
5.850% due 10/04/2023		4,800	4,796

Global Payments, Inc.
6.030% due 10/11/2023		9,400	9,381
6.030% due 10/19/2023		18,000	17,939
6.030% due 10/25/2023		10,000	9,957

Haleon UK Capital PLC
5.550% due 11/02/2023 (b)		3,500	3,481

LSEGA Financing PLC
5.520% due 10/16/2023		2,500	2,494
5.520% due 10/18/2023		2,400	2,393

Microchip Technology, Inc.
5.580% due 10/04/2023		1,900	1,899

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.600% due 10/11/2023	$1,900	$1,896

Oracle Corp.
5.510% due 10/27/2023	1,800	1,792

		126,288

REPURCHASE AGREEMENTS (h) 4.5%
		265,150

U.S. TREASURY BILLS 0.0%
5.431% due 11/16/2023 (b)(d)(e)	256	254

Total Short-Term Instruments (Cost $391,754)		391,692

Total Investments in Securities (Cost $6,818,453)		6,561,931

	SHARES
INVESTMENTS IN AFFILIATES 3.7%

SHORT-TERM INSTRUMENTS 3.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.7%

PIMCO Short Asset Portfolio	22,430,250	217,057

PIMCO Short-Term Floating NAV Portfolio III	15,800	154

Total Short-Term Instruments (Cost $218,587)		217,211

Total Investments in Affiliates (Cost $218,587)		217,211

Total Investments 114.3% (Cost $7,037,040)		$6,779,142

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $(13,887))		5,812

Other Assets and Liabilities, net (14.4)%		(852,531)

Net Assets 100.0%		$5,932,423

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO Low Duration Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security did not produce income within the last twelve months.

(d)	Zero coupon security.

(e)	Coupon represents a yield to maturity.

(f)	Contingent convertible security.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Wells Fargo & Co.	2.509%	10/27/2023	10/20/2020	$9,373	$9,038	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$17,100	U.S. Treasury Notes 0.500% due 08/31/2027	$(17,433)	$17,100	$17,108
	5.330	10/02/2023	10/03/2023	121,300	U.S. Treasury Notes 1.875% due 02/15/2032	(123,880)	121,300	121,300
BRC	5.340	09/29/2023	10/02/2023	111,200	Ginnie Mae 5.500% due 06/20/2053	(117,562)	111,200	111,249
FICC	2.600	09/29/2023	10/02/2023	15,550	U.S. Treasury Notes 0.250% due 09/30/2025	(15,861)	15,550	15,552

Total Repurchase Agreements						$(274,736)	$265,150	$265,209

30	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (8.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2053	$418,700	$(357,385)	$(346,785)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2053	176,500	(156,252)	(151,942)

Total Short Sales (8.4)%				$(513,637)	$(498,727)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$138,408	$0	$0	$138,408	$(141,313)	$(2,905)
BRC	111,249	0	0	111,249	(117,562)	(6,313)
FICC	15,552	0	0	15,552	(15,861)	(309)

Total Borrowings and Other Financing Transactions	$265,209	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(29,036) at a weighted average interest rate of 5.063%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	134	$134	$(48)	$(64)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	134	134	(42)	(28)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	27	68	(27)	(132)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	37	93	(60)	(204)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	138	345	(112)	(1)

Total Written Options					$(289)	$(429)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO Low Duration Fund (Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	2,446	$578,173	$(12,839)	$30	$(333)
U.S. Treasury 2-Year Note December Futures	12/2023	17,666	3,581,091	(9,711)	1,713	(1)
U.S. Treasury 5-Year Note December Futures	12/2023	258	27,183	(228)	40	0

				$(22,778)	$1,783	$(334)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Japan Government 10-Year Bond December Futures	12/2023	8	$(7,760)	$57	$18	$0
U.S. Treasury 10-Year Note December Futures	12/2023	5,023	(542,798)	8,888	0	(1,020)
U.S. Treasury 10-Year Ultra December Futures	12/2023	4,071	(454,171)	12,645	0	(954)

				$21,590	$18	$(1,974)

Total Futures Contracts				$(1,188)	$1,801	$(2,308)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Enbridge, Inc.	1.000%	Quarterly	12/20/2024	0.456%	$25,000	$291	$(121)	$170	$0	$(1)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.007	2,100	101	2	103	1	0

						$392	$(119)	$273	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-38 5-Year Index	(5.000)%	Quarterly	06/20/2027	$31,066	$(76)	$(854)	$(930)	$68	$0
CDX.IG-40 5-Year Index	(1.000)	Quarterly	06/20/2028	113,800	(450)	(1,093)	(1,543)	16	0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	474,600	(6,048)	205	(5,843)	80	0

					$(6,574)	$(1,742)	$(8,316)	$164	$0

32	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	49,140,000	$725	$(600)	$125	$21	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		4,960,000	(126)	2,534	2,408	209	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041		1,690,000	959	1,241	2,200	86	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		9,080,000	518	9,999	10,517	665	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/13/2024		$73,100	548	663	1,211	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.233	Annual	09/13/2024		73,100	(344)	(524)	(868)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024		30,600	0	352	352	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024		140,000	(392)	(613)	(1,005)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/14/2024		79,400	0	1,322	1,322	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024		79,400	0	(933)	(933)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024		19,700	0	212	212	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024		79,400	0	(545)	(545)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		150,400	(572)	(12,826)	(13,398)	124	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		10,400	(22)	(318)	(340)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		28,900	(100)	(1,781)	(1,881)	44	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		8,000	(22)	(407)	(429)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		7,500	(24)	(213)	(237)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		34,710	3,582	3,190	6,772	0	(55)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,442,200	(3,369)	239	(3,130)	0	(220)
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024		566,600	(110)	(4,491)	(4,601)	0	(123)

							$1,251	$(3,499)	$(2,248)	$1,201	$(400)

Total Swap Agreements							$(4,931)	$(5,360)	$(10,291)	$1,366	$(401)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,801	$1,366	$3,167	$(429)	$(2,377)	$(401)	$(3,207)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(j)

Securities with an aggregate market value of $34,359 and cash of $39,490 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin liability of $(69) for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	03/2024		CNH	831	$		115	$0	$0
BOA	10/2023		CAD	12,286			9,026	0	(19)
	10/2023		DKK	3,208			454	0	0
	10/2023	$		462		DKK	3,158	0	(15)
	11/2023			454			3,203	1	0
	11/2023			1,692		ZAR	32,370	11	0
	12/2023		INR	3,446	$		41	0	0
	03/2024		CNH	753			104	0	0
BPS	10/2023	$		503		DKK	3,440	0	(15)
	10/2023			10,868		ZAR	207,368	69	0
	11/2023		NZD	1,910	$		1,160	15	0
	12/2023		KRW	26,610			20	0	0
BRC	11/2023	$		685		GBP	538	0	(28)
BSH	11/2023			885			724	0	(2)
	01/2024		BRL	491,000	$		98,516	1,917	0
CBK	11/2023		GBP	27,174			34,620	1,457	0
	11/2023		PEN	1,208			325	7	0
	11/2023		SEK	2,964			279	7	0
	11/2023	$		36,279		BRL	182,924	0	(46)
	11/2023			3,628		GBP	2,879	0	(114)
	12/2023		KRW	259,816	$		197	4	0

34	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
DUB	10/2023		ZAR	418,421	$		22,977	$904	$0
	11/2023		EUR	30,935			34,122	1,358	0
	11/2023		NZD	1,067			648	9	0
	11/2023		SEK	233			22	1	0
	11/2023	$		1,872		GBP	1,465	0	(84)
FAR	10/2023		BRL	574	$		115	0	0
	10/2023	$		118		BRL	574	0	(4)
	11/2023		BRL	576	$		118	4	0
GLM	10/2023		MXN	3,494			203	2	0
	01/2024		BRL	97,000			19,146	62	0
JPM	10/2023		DKK	3,389			479	0	(1)
	11/2023		GBP	182,802			233,118	10,026	0
	11/2023	$		479		DKK	3,383	1	0
	11/2023			328		ZAR	6,288	2	0
	12/2023		INR	4,655	$		56	0	0
	01/2024		BRL	21,300			4,256	66	0
	03/2024		CNH	1,236			171	0	0
MBC	10/2023	$		9,086		CAD	12,286	0	(41)
	11/2023		CAD	12,281	$		9,086	40	0
MYI	03/2024		CNH	793			110	0	0
RYL	11/2023	$		913		JPY	131,100	0	(30)
SCX	11/2023			1,027		GBP	816	0	(31)
	11/2023			1,009		JPY	146,600	0	(21)
	12/2023		INR	4,957	$		60	0	0
	03/2024		CNH	779			108	0	0
SSB	10/2023		BRL	573			118	4	0
TOR	10/2023		AUD	403			257	0	(2)
	11/2023	$		257		AUD	403	2	0
	11/2023			36,518		JPY	5,162,494	0	(1,735)
	12/2023		INR	2,981	$		36	0	0
	03/2024		CNH	478			66	0	0
UAG	10/2023	$		322		AUD	501	1	(1)
	10/2023		ZAR	134,842	$		7,283	170	0
	11/2023		EUR	21,842			24,091	957	0
	11/2023		NZD	8,135			4,938	62	0
	11/2023	$		6,538		JPY	926,650	0	(295)
	11/2023			653		NZD	1,107	10	0

Total Forward Foreign Currency Contracts								$17,169	$(2,484)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790%	04/08/2024	9,900	$(76)	$(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	9,900	(76)	(212)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	94,100	(645)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	94,100	(645)	(2,314)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	42,400	(154)	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Schedule of Investments PIMCO Low Duration Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750%	11/17/2023	42,400	$(154)	$(659)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	86,100	(269)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	86,100	(269)	(1,307)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	15,100	(102)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	15,100	(102)	(355)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	45,300	(287)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	45,300	(287)	(1,101)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	9,900	(76)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	9,900	(76)	(212)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	9,900	(75)	(4)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	9,900	(75)	(208)

							$(3,368)	$(6,380)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	6,800	$(42)	$(68)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	6,800	(33)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	9,600	(59)	(95)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	8,900	(51)	(104)

					$(185)	$(267)

Total Written Options					$(3,553)	$(6,647)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	2.004%	$38,000	$(1,834)	$735	$0	$(1,099)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	3,000	(144)	75	0	(69)

36	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.883%	$600	$(53)	$34	$0	$(19)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	1,800	(88)	65	0	(23)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	7,200	(352)	259	0	(93)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	1,800	(65)	24	0	(41)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	9,200	(444)	178	0	(266)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	1,100	(40)	15	0	(25)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	600	(53)	33	0	(20)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.402	11,400	1,594	(204)	1,390	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	9,400	(425)	209	0	(216)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	10,800	(963)	611	0	(352)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	46,800	(2,247)	894	0	(1,353)

Total Swap Agreements							$(5,114)	$2,928	$1,390	$(3,576)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$12	$0	$0	$12	$(34)	$0	$(1,099)	$(1,133)	$(1,121)	$1,195	$74
BPS	84	0	0	84	(15)	0	(88)	(103)	(19)	0	(19)
BRC	0	0	0	0	(28)	0	(23)	(51)	(51)	42	(9)
BSH	1,917	0	0	1,917	(2)	0	0	(2)	1,915	(2,302)	(387)
CBK	1,475	0	0	1,475	(160)	0	(400)	(560)	915	(741)	174
DUB	2,272	0	0	2,272	(84)	(216)	0	(300)	1,972	(2,500)	(528)
FAR	4	0	0	4	(4)	0	0	(4)	0	0	0
GLM	64	0	0	64	0	(4,280)	0	(4,280)	(4,216)	4,200	(16)
GST	0	0	1,390	1,390	0	0	(45)	(45)	1,345	(1,640)	(295)
JPM	10,095	0	0	10,095	(1)	(68)	0	(69)	10,026	(10,102)	(76)
MBC	40	0	0	40	(41)	0	0	(41)	(1)	0	(1)
MYC	0	0	0	0	0	(355)	(1,921)	(2,276)	(2,276)	2,161	(115)
NGF	0	0	0	0	0	(1,529)	0	(1,529)	(1,529)	1,143	(386)
RYL	0	0	0	0	(30)	0	0	(30)	(30)	0	(30)
SAL	0	0	0	0	0	(199)	0	(199)	(199)	0	(199)
SCX	0	0	0	0	(52)	0	0	(52)	(52)	0	(52)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Schedule of Investments PIMCO Low Duration Fund (Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
SSB	$4	$0	$0	$4	$0	$0	$0	$0	$4	$0	$4
TOR	2	0	0	2	(1,737)	0	0	(1,737)	(1,735)	1,570	(165)
UAG	1,200	0	0	1,200	(296)	0	0	(296)	904	(1,164)	(260)

Total Over the Counter	$17,169	$0	$1,390	$18,559	$(2,484)	$(6,647)	$(3,576)	$(12,707)

(l)

Securities with an aggregate market value of $10,311 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,801	$1,801
Swap Agreements	0	165	0	0	1,201	1,366

	$0	$165	$0	$0	$3,002	$3,167

38	PIMCO LOW DURATION FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,169	$0	$17,169
Swap Agreements	0	1,390	0	0	0	1,390

	$0	$1,390	$0	$17,169	$0	$18,559

	$0	$1,555	$0	$17,169	$3,002	$21,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$429	$429
Futures	0	0	0	0	2,377	2,377
Swap Agreements	0	1	0	0	400	401

	$0	$1	$0	$0	$3,206	$3,207

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,484	$0	$2,484
Written Options	0	0	0	0	6,647	6,647
Swap Agreements	0	3,576	0	0	0	3,576

	$0	$3,576	$0	$2,484	$6,647	$12,707

	$0	$3,577	$0	$2,484	$9,853	$15,914

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$501	$501
Futures	0	0	0	0	66	66
Swap Agreements	0	(11,788)	0	0	(36,927)	(48,715)

	$0	$(11,788)	$0	$0	$(36,360)	$(48,148)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(15,669)	$0	$(15,669)
Purchased Options	0	0	0	0	284	284
Written Options	0	0	0	0	613	613
Swap Agreements	0	958	0	0	0	958

	$0	$958	$0	$(15,669)	$897	$(13,814)

	$0	$(10,830)	$0	$(15,669)	$(35,463)	$(61,962)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$3,820	$3,820
Futures	0	0	0	0	(24,313)	(24,313)
Swap Agreements	0	5,464	0	0	31,745	37,209

	$0	$5,464	$0	$0	$11,252	$16,716

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$18,957	$0	$18,957
Purchased Options	0	0	0	0	231	231
Written Options	0	0	0	0	(3,605)	(3,605)
Swap Agreements	0	1,815	0	0	0	1,815

	$0	$1,815	$0	$18,957	$(3,374)	$17,398

	$0	$7,279	$0	$18,957	$7,878	$34,114

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Schedule of Investments PIMCO Low Duration Fund (Cont.)

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$16,900	$16,900
Corporate Bonds & Notes
Banking & Finance	0	874,631	0	874,631
Industrials	0	249,091	0	249,091
Utilities	0	87,944	0	87,944
Municipal Bonds & Notes
Texas	0	1,050	0	1,050
U.S. Government Agencies	0	1,763,625	18,722	1,782,347
U.S. Treasury Obligations	0	1,122,006	0	1,122,006
Non-Agency Mortgage-Backed Securities	0	729,733	1,386	731,119
Asset-Backed Securities	0	1,187,037	238	1,187,275
Sovereign Issues	0	117,876	0	117,876
Short-Term Instruments
Commercial Paper	0	126,288	0	126,288
Repurchase Agreements	0	265,150	0	265,150
U.S. Treasury Bills	0	254	0	254

	$0	$6,524,685	$37,246	$6,561,931

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$217,211	$0	$0	$217,211

Total Investments	$217,211	$6,524,685	$37,246	$6,779,142

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(498,727)	$0	$(498,727)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	18	3,149	0	3,167
Over the counter	0	18,559	0	18,559

	$18	$21,708	$0	$21,726

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,138)	0	(3,138)
Over the counter	0	(12,707)	0	(12,707)

	$0	$(15,845)	$0	$(15,845)

Total Financial Derivative Instruments	$18	$5,863	$0	$5,881

Totals	$217,229	$6,031,821	$37,246	$6,286,296

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

40	PIMCO LOW DURATION FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C, Class C-2 and Class R shares of the PIMCO Low Duration Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Notes to Financial Statements (Cont.)

from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

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Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on

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Notes to Financial Statements (Cont.)

the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE

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Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair

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Notes to Financial Statements (Cont.)

value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at

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the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs

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Notes to Financial Statements (Cont.)

of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established

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market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the

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Notes to Financial Statements (Cont.)

Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$209,808	$5,503	$0	$0	$1,746	$217,057	$5,504	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$150	$4	$0	$0	$0	$154	$4	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in

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bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables,

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Notes to Financial Statements (Cont.)

home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve.

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Restricted investments held by the Fund as of September 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by

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Notes to Financial Statements (Cont.)

the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales  Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of

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September 30, 2023

derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial

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Notes to Financial Statements (Cont.)

derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund

56	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2023

as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities  may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of

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Notes to Financial Statements (Cont.)

centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

58	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2023

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is

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Notes to Financial Statements (Cont.)

less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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(Unaudited)

September 30, 2023

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Notes to Financial Statements (Cont.)

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

62	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2023

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	63

Notes to Financial Statements (Cont.)

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

64	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2023

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	65

Notes to Financial Statements (Cont.)

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

66	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2023

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class C-2	Class R

0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.25%	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C, Class C-2 and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C, Class C-2 and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares, 0.50% for Class C-2 shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C, Class C-2 and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C, Class C-2 and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.30%	0.25%

Class C-2	0.50%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Notes to Financial Statements (Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was

68	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2023

originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $7,502.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Notes to Financial Statements (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$11,467,217	$10,523,185	$173,918	$533,374

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	98,799	$895,961	263,618	$2,441,398

I-2	8,015	72,728	54,433	503,929

I-3	1,151	10,399	1,817	16,870

Administrative Class	919	8,321	1,073	9,868

Class A	2,963	26,876	11,056	102,010

Class C	105	950	1,005	9,250

Class C-2	3	22	66	610

Class R	616	5,586	4,752	44,286

Issued as reinvestment of distributions

Institutional Class	9,869	89,420	15,473	141,933

I-2	1,256	11,380	2,486	22,882

I-3	65	593	119	1,090

Administrative Class	57	521	81	742

Class A	1,161	10,516	1,812	16,620

Class C	58	524	91	837

Class C-2	1	11	1	11

Class R	166	1,502	251	2,300

Cost of shares redeemed

Institutional Class	(141,319)	(1,282,577)	(335,647)	(3,093,758)

I-2	(20,083)	(182,109)	(206,777)	(1,925,871)

I-3	(1,740)	(15,718)	(5,282)	(49,011)

Administrative Class	(1,024)	(9,278)	(1,320)	(12,119)

Class A	(10,122)	(91,846)	(32,365)	(298,540)

Class C	(930)	(8,440)	(2,484)	(22,935)

Class C-2	(35)	(316)	(39)	(362)

Class R	(1,383)	(12,564)	(7,481)	(68,745)

Net increase (decrease) resulting from Fund share transactions	(51,432)	$(467,538)	(233,261)	$(2,156,705)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

70	PIMCO LOW DURATION FUND

(Unaudited)

September 30, 2023

As of September 30, 2023, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 20% of the Fund, and the shareholder is a related party of the Fund. Related parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$406,942	$358,312

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	71

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2023

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$6,510,735	$104,119	$(340,495)	$(236,376)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

72	PIMCO LOW DURATION FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MYC	Morgan Stanley Capital Services LLC
BRC	Barclays Bank PLC	MYI	Morgan Stanley & Co. International PLC
BSH	Banco Santander S.A. - New York Branch	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RYL	NatWest Markets Plc
DUB	Deutsche Bank AG	SAL	Citigroup Global Markets, Inc.
FAR	Wells Fargo Bank National Association	SCX	Standard Chartered Bank, London
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TOR	The Toronto-Dominion Bank
GST	Goldman Sachs International	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	USD (or $)	United States Dollar
GBP	British Pound	ZAR	South African Rand
INR	Indian Rupee

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	ICE 3-Month USD LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate
BBR	Bank Bill Rate	OIS	Overnight Index Swap
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

74	PIMCO LOW DURATION FUND

(Unaudited)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

76	PIMCO LOW DURATION FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the

78	PIMCO LOW DURATION FUND

(Unaudited)

implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of

80	PIMCO LOW DURATION FUND

(Unaudited)

Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

82	PIMCO LOW DURATION FUND

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Low Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0281	$0.0000	$0.0018	$0.0299

May 2023	$0.0318	$0.0000	$0.0000	$0.0318

June 2023	$0.0324	$0.0000	$0.0000	$0.0324

July 2023	$0.0281	$0.0000	$0.0000	$0.0281

August 2023	$0.0310	$0.0000	$0.0000	$0.0310

September 2023	$0.0321	$0.0000	$0.0000	$0.0321

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0274	$0.0000	$0.0018	$0.0292

May 2023	$0.0310	$0.0000	$0.0000	$0.0310

June 2023	$0.0316	$0.0000	$0.0000	$0.0316

July 2023	$0.0274	$0.0000	$0.0000	$0.0274

August 2023	$0.0302	$0.0000	$0.0000	$0.0302

September 2023	$0.0313	$0.0000	$0.0000	$0.0313

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0271	$0.0000	$0.0017	$0.0288

May 2023	$0.0306	$0.0000	$0.0000	$0.0306

June 2023	$0.0312	$0.0000	$0.0000	$0.0312

July 2023	$0.0270	$0.0000	$0.0000	$0.0270

August 2023	$0.0298	$0.0000	$0.0000	$0.0298

September 2023	$0.0309	$0.0000	$0.0000	$0.0309

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0264	$0.0000	$0.0017	$0.0281

May 2023	$0.0299	$0.0000	$0.0000	$0.0299

June 2023	$0.0304	$0.0000	$0.0000	$0.0304

July 2023	$0.0263	$0.0000	$0.0000	$0.0263

August 2023	$0.0291	$0.0000	$0.0000	$0.0291

September 2023	$0.0301	$0.0000	$0.0000	$0.0301

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

Distribution Information (Cont.)

(Unaudited)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0261	$0.0000	$0.0017	$0.0278

May 2023	$0.0295	$0.0000	$0.0000	$0.0295

June 2023	$0.0301	$0.0000	$0.0000	$0.0301

July 2023	$0.0260	$0.0000	$0.0000	$0.0260

August 2023	$0.0288	$0.0000	$0.0000	$0.0288

September 2023	$0.0298	$0.0000	$0.0000	$0.0298

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0238	$0.0000	$0.0015	$0.0254

May 2023	$0.0268	$0.0000	$0.0000	$0.0268

June 2023	$0.0273	$0.0000	$0.0000	$0.0273

July 2023	$0.0235	$0.0000	$0.0000	$0.0235

August 2023	$0.0261	$0.0000	$0.0000	$0.0261

September 2023	$0.0271	$0.0000	$0.0000	$0.0271

Class C-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0225	$0.0000	$0.0014	$0.0240

May 2023	$0.0253	$0.0000	$0.0000	$0.0253

June 2023	$0.0257	$0.0000	$0.0000	$0.0257

July 2023	$0.0220	$0.0000	$0.0000	$0.0220

August 2023	$0.0246	$0.0000	$0.0000	$0.0246

September 2023	$0.0252	$0.0000	$0.0000	$0.0252

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0242	$0.0000	$0.0016	$0.0257

May 2023	$0.0272	$0.0000	$0.0000	$0.0272

June 2023	$0.0277	$0.0000	$0.0000	$0.0277

July 2023	$0.0239	$0.0000	$0.0000	$0.0239

August 2023	$0.0265	$0.0000	$0.0000	$0.0265

September 2023	$0.0275	$0.0000	$0.0000	$0.0275

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

84	PIMCO LOW DURATION FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4014SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Real Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO REAL RETURN FUND

Important Information About the PIMCO Real Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Real Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Real Return Fund (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	PIMCO REAL RETURN FUND

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, 1-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Real Return Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO Real Return Fund	01/29/97	01/29/97	04/30/08	04/27/18	04/28/00	01/29/97	01/29/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

6	PIMCO REAL RETURN FUND

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Real Return Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Institutional Class	(3.68)%	1.88%	2.17%	1.71%	4.98%
PIMCO Real Return Fund I-2	(3.73)%	1.78%	2.07%	1.60%	4.89%
PIMCO Real Return Fund I-3	(3.75)%	1.73%	2.02%	1.55%	4.83%
PIMCO Real Return Fund Administrative Class	(3.80)%	1.63%	1.92%	1.45%	4.72%
PIMCO Real Return Fund Class A	(3.87)%	1.48%	1.77%	1.30%	4.54%
PIMCO Real Return Fund Class A (adjusted)	(7.47)%	(2.33)%	0.99%	0.91%	4.42%
PIMCO Real Return Fund Class C	(4.11)%	0.97%	1.26%	0.79%	4.02%
PIMCO Real Return Fund Class C (adjusted)	(5.05)%	(0.00)%	1.26%	0.79%	4.02%
PIMCO Real Return Fund Class R	(3.99)%	1.23%	1.51%	1.05%	4.27%
Bloomberg U.S. TIPS Index	(3.98)%	1.25%	2.12%	1.74%	4.55%
Lipper Inflation-Protected Bond Funds Average	(3.09)%	1.65%	1.88%	1.26%	3.83%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 01/31/1997.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.67% for Institutional Class shares, 0.77% for I-2 shares, 0.87% for I-3 shares, 0.92% for Administrative Class shares, 1.07% for Class A shares, 1.57% for Class C shares, and 1.32% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO REAL RETURN FUND

Institutional Class - PRRIX	I-2 - PRLPX	I-3 - PRNPX	Administrative Class - PARRX
Class A - PRTNX	Class C - PRTCX	Class R - PRRRX

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	70.9%
Asset-Backed Securities	9.7%
Sovereign Issues	8.0%
U.S. Government Agencies	6.3%
Corporate Bonds & Notes	2.4%
Non-Agency Mortgage-Backed Securities	1.6%
Short-Term Instruments‡	1.0%
Other	0.1%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Real Return Fund seeks maximum real return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to U.S. breakeven inflation (“BEI”), or the yield differential between nominal government bonds and like-maturity inflation-linked bonds, specifically long exposure in third quarter of 2023, contributed to relative performance, as U.S. BEI spreads widened.

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to relative performance, as spreads narrowed.

»	Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.
»	Long exposure to Japanese BEI contributed to relative performance, as Japanese BEI moved higher over the period.

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute returns, as TIPS posted negative returns.

»	Exposure to Danish covered bonds, specifically exposure in second quarter of 2023, detracted from relative performance, as spreads widened.

»	Exposure to U.S. agency MBS, specifically exposure in the second quarter of 2023, and August and September of 2023, detracted from relative performance, as spreads widened during those periods.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Real Return Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$963.20	$2.50	$1,000.00	$1,022.39	$2.57	0.51%
I-2	1,000.00	962.70	2.98	1,000.00	1,021.89	3.07	0.61
I-3	1,000.00	962.50	3.23	1,000.00	1,021.64	3.33	0.66
Administrative Class	1,000.00	962.00	3.72	1,000.00	1,021.14	3.83	0.76
Class A	1,000.00	961.30	4.45	1,000.00	1,020.39	4.58	0.91
Class C	1,000.00	958.90	6.89	1,000.00	1,017.90	7.09	1.41
Class R	1,000.00	960.10	5.67	1,000.00	1,019.15	5.84	1.16

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO REAL RETURN FUND

Benchmark Description

Index*	Benchmark Description

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Real Return Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2023 - 09/30/2023+	$10.25	$0.21	$(0.58)	$(0.37)	$(0.21)	$0.00	$0.00	$(0.21)

03/31/2023	11.78	0.66	(1.40)	(0.74)	(0.75)	(0.04)	0.00	(0.79)

03/31/2022	12.06	0.75	(0.28)	0.47	(0.75)	0.00	0.00	(0.75)

03/31/2021	11.29	0.17	0.93	1.10	(0.33)	0.00	0.00	(0.33)

03/31/2020	10.91	0.29	0.32	0.61	(0.23)	0.00	0.00	(0.23)

03/31/2019	10.90	0.23	0.04	0.27	(0.26)	0.00	0.00	(0.26)

I-2

04/01/2023 - 09/30/2023+	10.25	0.21	(0.59)	(0.38)	(0.20)	0.00	0.00	(0.20)

03/31/2023	11.78	0.70	(1.45)	(0.75)	(0.74)	(0.04)	0.00	(0.78)

03/31/2022	12.06	0.74	(0.28)	0.46	(0.74)	0.00	0.00	(0.74)

03/31/2021	11.29	0.16	0.93	1.09	(0.32)	0.00	0.00	(0.32)

03/31/2020	10.91	0.28	0.32	0.60	(0.22)	0.00	0.00	(0.22)

03/31/2019	10.90	0.24	0.02	0.26	(0.25)	0.00	0.00	(0.25)

I-3

04/01/2023 - 09/30/2023+	10.25	0.21	(0.59)	(0.38)	(0.20)	0.00	0.00	(0.20)

03/31/2023	11.78	0.67	(1.43)	(0.76)	(0.73)	(0.04)	0.00	(0.77)

03/31/2022	12.06	0.72	(0.27)	0.45	(0.73)	0.00	0.00	(0.73)

03/31/2021	11.29	0.18	0.90	1.08	(0.31)	0.00	0.00	(0.31)

03/31/2020	10.91	0.42	0.17	0.59	(0.21)	0.00	0.00	(0.21)

04/27/2018 - 03/31/2019	10.84	0.00	0.27	0.27	(0.20)	0.00	0.00	(0.20)

Administrative Class

04/01/2023 - 09/30/2023+	10.25	0.20	(0.58)	(0.38)	(0.20)	0.00	0.00	(0.20)

03/31/2023	11.78	0.65	(1.42)	(0.77)	(0.72)	(0.04)	0.00	(0.76)

03/31/2022	12.06	0.77	(0.33)	0.44	(0.72)	0.00	0.00	(0.72)

03/31/2021	11.29	0.15	0.92	1.07	(0.30)	0.00	0.00	(0.30)

03/31/2020	10.91	0.26	0.32	0.58	(0.20)	0.00	0.00	(0.20)

03/31/2019	10.90	0.22	0.02	0.24	(0.23)	0.00	0.00	(0.23)

12	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.67	(3.68)%	$5,879,051	0.51	%*	0.51	%*	0.45	%*	0.45	%*	4.26	%*	52%

10.25	(6.38)	6,773,169	0.67		0.67		0.45		0.45		6.24		71

11.78	3.86	7,725,995	0.47		0.47		0.45		0.45		6.18		104

12.06	9.75	7,164,153	0.47		0.47		0.45		0.45		1.42		225

11.29	5.61	5,522,909	0.53		0.53		0.45		0.45		2.57		314

10.91	2.54	5,517,445	0.98		0.98		0.45		0.45		2.12		254

9.67	(3.73)	838,044	0.61	*	0.61	*	0.55	*	0.55	*	4.19	*	52

10.25	(6.48)	1,085,452	0.77		0.77		0.55		0.55		6.59		71

11.78	3.75	1,693,296	0.57		0.57		0.55		0.55		6.03		104

12.06	9.64	1,202,563	0.57		0.57		0.55		0.55		1.34		225

11.29	5.51	935,442	0.63		0.63		0.55		0.55		2.52		314

10.91	2.44	974,012	1.08		1.08		0.55		0.55		2.26		254

9.67	(3.75)	26,843	0.66	*	0.71	*	0.60	*	0.65	*	4.14	*	52

10.25	(6.52)	36,048	0.82		0.87		0.60		0.65		6.32		71

11.78	3.70	47,216	0.62		0.67		0.60		0.65		5.90		104

12.06	9.58	27,902	0.62		0.67		0.60		0.65		1.47		225

11.29	5.46	10,697	0.68		0.73		0.60		0.65		3.82		314

10.91	2.52	547,619	1.13	*	1.18	*	0.60	*	0.65	*	(0.02	)*	254

9.67	(3.80)	311,236	0.76	*	0.76	*	0.70	*	0.70	*	3.99	*	52

10.25	(6.62)	316,258	0.92		0.92		0.70		0.70		6.17		71

11.78	3.60	382,874	0.72		0.72		0.70		0.70		6.29		104

12.06	9.47	836,823	0.72		0.72		0.70		0.70		1.24		225

11.29	5.35	294,894	0.78		0.78		0.70		0.70		2.37		314

10.91	2.28	326,112	1.23		1.23		0.70		0.70		2.02		254

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO Real Return Fund (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class A

04/01/2023 - 09/30/2023+	$10.25	$0.19	$(0.58)	$(0.39)	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2023	11.78	0.64	(1.43)	(0.79)	(0.70)	(0.04)	0.00	(0.74)

03/31/2022	12.06	0.70	(0.28)	0.42	(0.70)	0.00	0.00	(0.70)

03/31/2021	11.29	0.12	0.93	1.05	(0.28)	0.00	0.00	(0.28)

03/31/2020	10.91	0.24	0.32	0.56	(0.18)	0.00	0.00	(0.18)

03/31/2019	10.90	0.19	0.04	0.23	(0.22)	0.00	0.00	(0.22)

Class C

04/01/2023 - 09/30/2023+	10.25	0.17	(0.59)	(0.42)	(0.16)	0.00	0.00	(0.16)

03/31/2023	11.78	0.59	(1.43)	(0.84)	(0.65)	(0.04)	0.00	(0.69)

03/31/2022	12.06	0.64	(0.28)	0.36	(0.64)	0.00	0.00	(0.64)

03/31/2021	11.29	0.03	0.96	0.99	(0.22)	0.00	0.00	(0.22)

03/31/2020	10.91	0.22	0.29	0.51	(0.13)	0.00	0.00	(0.13)

03/31/2019	10.90	0.15	0.02	0.17	(0.16)	0.00	0.00	(0.16)

Class R

04/01/2023 - 09/30/2023+	10.25	0.18	(0.58)	(0.40)	(0.18)	0.00	0.00	(0.18)

03/31/2023	11.78	0.60	(1.41)	(0.81)	(0.68)	(0.04)	0.00	(0.72)

03/31/2022	12.06	0.67	(0.28)	0.39	(0.67)	0.00	0.00	(0.67)

03/31/2021	11.29	0.09	0.93	1.02	(0.25)	0.00	0.00	(0.25)

03/31/2020	10.91	0.22	0.32	0.54	(0.16)	0.00	0.00	(0.16)

03/31/2019	10.90	0.16	0.04	0.20	(0.19)	0.00	0.00	(0.19)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO REAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.67	(3.87)%	$1,215,108	0.91	%*	0.91	%*	0.85	%*	0.85	%*	3.87	%*	52%

10.25	(6.76)	1,424,744	1.07		1.07		0.85		0.85		6.09		71

11.78	3.44	1,825,061	0.87		0.87		0.85		0.85		5.76		104

12.06	9.31	1,794,767	0.87		0.87		0.85		0.85		0.97		225

11.29	5.19	1,840,709	0.93		0.93		0.85		0.85		2.19		314

10.91	2.13	1,925,170	1.38		1.38		0.85		0.85		1.78		254

9.67	(4.11)	72,215	1.41	*	1.41	*	1.35	*	1.35	*	3.39	*	52

10.25	(7.23)	94,406	1.57		1.57		1.35		1.35		5.61		71

11.78	2.93	123,275	1.37		1.37		1.35		1.35		5.22		104

12.06	8.75	74,017	1.37		1.37		1.35		1.35		0.21		225

11.29	4.67	137,907	1.43		1.43		1.35		1.35		1.95		314

10.91	1.62	247,192	1.88		1.88		1.35		1.35		1.36		254

9.67	(3.99)	184,327	1.16	*	1.16	*	1.10	*	1.10	*	3.61	*	52

10.25	(6.99)	211,686	1.32		1.32		1.10		1.10		5.71		71

11.78	3.19	247,703	1.12		1.12		1.10		1.10		5.51		104

12.06	9.04	241,998	1.12		1.12		1.10		1.10		0.73		225

11.29	4.93	226,195	1.18		1.18		1.10		1.10		1.96		314

10.91	1.88	241,378	1.63		1.63		1.10		1.10		1.52		254

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statement of Assets and Liabilities PIMCO Real Return Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$9,024,581
Investments in Affiliates	44,325

Financial Derivative Instruments
Exchange-traded or centrally cleared	14,043
Over the counter	72,147
Deposits with counterparty	7,165
Foreign currency, at value	16,777
Receivable for investments sold	4,661
Receivable for investments sold on a delayed-delivery basis	4,582
Receivable for TBA investments sold	381,882
Receivable for Fund shares sold	6,557
Interest and/or dividends receivable	31,299
Dividends receivable from Affiliates	221
Reimbursement receivable from PIMCO	1

Total Assets	9,608,241

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$248

Financial Derivative Instruments
Exchange-traded or centrally cleared	17,313
Over the counter	96,051
Payable for investments purchased	6,710
Payable for investments in Affiliates purchased	221
Payable for TBA investments purchased	903,888
Deposits from counterparty	27,742
Payable for Fund shares redeemed	23,873
Distributions payable	1,298
Accrued investment advisory fees	1,858
Accrued supervisory and administrative fees	1,757
Accrued distribution fees	138
Accrued servicing fees	320

Total Liabilities	1,081,417

Net Assets	$8,526,824

Net Assets Consist of:
Paid in capital	$10,404,256
Distributable earnings (accumulated loss)	(1,877,432)
Net Assets	$8,526,824

Cost of investments in securities	$10,350,423
Cost of investments in Affiliates	$44,338
Cost of foreign currency held	$22,019
Proceeds received on short sales	$255
Cost or premiums of financial derivative instruments, net	$(12,053)

* Includes repurchase agreements of:	$13,771

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO REAL RETURN FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$5,879,051
I-2	838,044
I-3	26,843
Administrative Class	311,236
Class A	1,215,108
Class C	72,215
Class R	184,327

Shares Issued and Outstanding:

Institutional Class	608,055
I-2	86,677
I-3	2,776
Administrative Class	32,191
Class A	125,676
Class C	7,469
Class R	19,065

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.67
I-2	9.67
I-3	9.67
Administrative Class	9.67
Class A	9.67
Class C	9.67
Class R	9.67

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Statement of Operations PIMCO Real Return Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$220,815
Dividends from Investments in Affiliates	950
Miscellaneous income	641
Total Income	222,406

Expenses:

Investment advisory fees	11,627
Supervisory and administrative fees	11,020
Distribution and/or servicing fees - Administrative Class	373
Distribution and/or servicing fees - Class A	1,651
Distribution and/or servicing fees - Class C	317
Distribution and/or servicing fees - Class R	500
Trustee fees	28
Interest expense	2,626
Miscellaneous expense	9
Total Expenses	28,151
Waiver and/or Reimbursement by PIMCO	(8)
Net Expenses	28,143

Net Investment Income (Loss)	194,263

Net Realized Gain (Loss):

Investments in securities	(145,343)
Investments in Affiliates	19
Exchange-traded or centrally cleared financial derivative instruments	(96,336)
Over the counter financial derivative instruments	(44,453)
Short sales	(180)
Foreign currency	(6,994)

Net Realized Gain (Loss)	(293,287)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(469,793)
Investments in Affiliates	(12)
Exchange-traded or centrally cleared financial derivative instruments	221,410
Over the counter financial derivative instruments	(2,049)
Foreign currency assets and liabilities	(3,128)

Net Change in Unrealized Appreciation (Depreciation)	$(253,572)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(352,596)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Real Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$194,263	$665,610
Net realized gain (loss)	(293,287)	(9,327)
Net change in unrealized appreciation (depreciation)	(253,572)	(1,411,915)

Net Increase (Decrease) in Net Assets Resulting from Operations	(352,596)	(755,632)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(134,526)	(516,401)
I-2	(19,922)	(101,474)
I-3	(660)	(3,120)
Administrative Class	(5,865)	(24,391)
Class A	(25,149)	(112,484)
Class C	(1,409)	(7,136)
Class R	(3,547)	(15,127)

Total Distributions(a)	(191,078)	(780,133)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(871,265)	(567,892)

Total Increase (Decrease) in Net Assets	(1,414,939)	(2,103,657)

Net Assets:

Beginning of period	9,941,763	12,045,420
End of period	$8,526,824	$9,941,763

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2(d), Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO Real Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 105.9%

CORPORATE BONDS & NOTES 2.5%

BANKING & FINANCE 2.5%

Aviation Capital Group LLC
4.375% due 01/30/2024		$100	$99

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		143	121

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	42,272	4,465
1.000% due 10/01/2050		57,727	5,763
1.000% due 10/01/2053		77,523	7,071
1.500% due 10/01/2053		134,642	13,415
2.500% due 10/01/2047		7	1

Lloyds Banking Group PLC
4.947% due 06/27/2025 •(e)(f)	EUR	700	689

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	17,102	1,809
1.000% due 10/01/2050		129,582	12,946
1.000% due 10/01/2053		13	1
1.500% due 10/01/2053		182,671	17,742
2.000% due 10/01/2053		8,894	958
2.500% due 10/01/2047		3	0

Nykredit Realkredit AS
0.500% due 10/01/2043		124,970	13,206
1.000% due 10/01/2050		321,964	32,091
1.000% due 10/01/2053		3,731	367
1.500% due 10/01/2053		500,533	49,806
2.500% due 10/01/2047		20	2

Realkredit Danmark AS
1.000% due 10/01/2050		67,709	6,749
1.000% due 10/01/2053		29,713	2,924
1.500% due 10/01/2053		26,905	2,756
2.500% due 04/01/2047		8	1

UBS Group AG
0.650% due 01/14/2028 •	EUR	600	554
1.000% due 06/24/2027 •		500	477
2.125% due 11/15/2029 •	GBP	100	100
2.875% due 04/02/2032 •	EUR	100	91
4.663% (EUR003M + 1.000%) due 01/16/2026 ~		1,240	1,311
7.000% due 09/30/2027 •	GBP	300	371
7.750% due 03/01/2029 •	EUR	1,000	1,169

UniCredit SpA
7.830% due 12/04/2023		$37,100	37,147

			214,202

INDUSTRIALS 0.0%

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,062	1,063

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMware, Inc.
3.900% due 08/21/2027	$1,900	$1,771

		2,834

UTILITIES 0.0%

Eversource Energy
2.900% due 10/01/2024	300	291

Total Corporate Bonds & Notes (Cost $311,753)		217,327

U.S. GOVERNMENT AGENCIES 6.7%

Fannie Mae
2.840% due 11/01/2033 •	13	13
2.884% due 02/01/2034 •	4	4
2.893% due 10/01/2033 •	2	2
3.525% due 02/01/2032 •	3	3
4.091% due 04/01/2033 •	63	64
4.780% due 05/25/2035 ~	5	5
4.797% due 12/01/2036 •	4	4
5.462% due 12/25/2036 - 07/25/2037 •	158	153
5.514% due 09/01/2034 •	3	3
5.532% due 03/25/2036 •	42	42
5.629% due 06/01/2043 •	10	10
5.630% due 09/01/2044 - 10/01/2044 •	268	259
5.779% due 07/25/2037 - 05/25/2042 •	76	75
5.850% due 05/01/2035 •	4	4
5.869% due 05/25/2036 •	19	19
5.874% due 02/25/2037 •	96	93
6.500% due 06/25/2028	7	7
6.640% due 04/01/2032 •	8	8
6.780% due 04/01/2027 •	5	5

Freddie Mac
4.302% due 01/01/2034 •	37	37
4.338% due 01/01/2034 •	128	125
5.021% due 06/01/2033 •	42	41
5.027% due 10/01/2036 •	17	17
5.481% due 09/01/2036 •	13	13
5.559% due 08/25/2031 •	69	69
5.709% due 09/25/2031 •	155	155
5.778% due 01/15/2047 •	2,356	2,258
5.826% due 02/25/2045 •	282	267
6.026% due 07/25/2044 •	54	50
6.500% due 01/25/2028	2	2
7.000% due 10/15/2030	8	8
7.205% due 07/01/2036 •	35	35

Ginnie Mae
2.625% due 07/20/2035 •	5	5
2.750% due 12/20/2035 •	150	146
6.214% due 10/20/2072 •	13,269	13,123
6.246% due 08/20/2068 •	9,159	8,941
6.263% due 01/20/2060 •	4,577	4,576

20	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 04/01/2050	$32,547	$29,459
4.500% due 07/01/2052 - 10/01/2052	4,025	3,700

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053 - 11/01/2053	258,330	230,179
4.500% due 11/01/2053	166,500	152,933
5.500% due 11/01/2053	64,300	62,127
6.500% due 10/01/2053	63,600	63,893

Total U.S. Government Agencies (Cost $586,886)		572,932

U.S. TREASURY OBLIGATIONS 75.4%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024	138,010	134,815
0.125% due 10/15/2024 (i)	76,076	73,758
0.125% due 04/15/2025 (i)	113,850	108,621
0.125% due 10/15/2025 (k)	129,006	122,263
0.125% due 04/15/2026	92,881	86,793
0.125% due 07/15/2026	132,268	123,657
0.125% due 10/15/2026	53,697	49,947
0.125% due 04/15/2027 (k)	63,878	58,656
0.125% due 01/15/2030	333,633	290,988
0.125% due 07/15/2030	352,414	305,566
0.125% due 01/15/2031	355,013	303,774
0.125% due 07/15/2031	473,305	402,132
0.125% due 01/15/2032	240,459	201,600
0.125% due 02/15/2051	114,016	63,600
0.125% due 02/15/2052 (k)	53,699	29,547
0.250% due 01/15/2025 (i)(k)	28,007	26,941
0.250% due 07/15/2029	320,915	286,043
0.250% due 02/15/2050	98,035	57,819
0.375% due 07/15/2025 (i)(k)	63,519	60,820
0.375% due 01/15/2027	70,039	65,166
0.375% due 07/15/2027	52,536	48,732
0.500% due 01/15/2028 (i)(k)	177,543	163,694
0.625% due 01/15/2024 (k)	127,737	126,516
0.625% due 01/15/2026 (i)(k)	33,269	31,634
0.625% due 07/15/2032	358,878	312,933
0.625% due 02/15/2043	75,284	54,790
0.750% due 07/15/2028	28	26
0.750% due 02/15/2042	213,810	162,139
0.750% due 02/15/2045	191,594	139,450
0.875% due 01/15/2029	251,322	233,282
0.875% due 02/15/2047	177,936	129,926
1.000% due 02/15/2046	202,160	153,678
1.000% due 02/15/2048	62,601	46,638
1.000% due 02/15/2049	42,895	31,708
1.125% due 01/15/2033 (k)	7,928	7,165
1.375% due 07/15/2033	76,798	71,068
1.375% due 02/15/2044	275,761	230,857
1.500% due 02/15/2053 (k)	11,004	9,114
1.625% due 10/15/2027 (i)	69,656	67,651

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/15/2028	$278,786	$270,871
2.000% due 01/15/2026	158,200	155,121
2.125% due 02/15/2040	86,105	83,539
2.125% due 02/15/2041	98,793	95,660
2.375% due 01/15/2025	244,682	241,778
2.375% due 01/15/2027 (i)(k)	2,617	2,598
2.500% due 01/15/2029	106,609	107,370
3.375% due 04/15/2032 (k)	13,433	14,486
3.625% due 04/15/2028	281,736	296,123
3.875% due 04/15/2029	266,091	286,591

Total U.S. Treasury Obligations (Cost $7,503,036)		6,427,644

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.7%

Adjustable Rate Mortgage Trust
4.599% due 10/25/2035 ^~	118	111
5.166% due 08/25/2035 «~	62	59

Alliance Bancorp Trust
5.914% due 07/25/2037 •	3,254	2,709

American Home Mortgage Assets Trust
5.624% due 05/25/2046 ^•	231	190
5.644% due 10/25/2046 •	4,331	2,308

Banc of America Funding Trust
3.839% due 01/20/2047 ~	2,530	2,140
4.436% due 01/20/2047 ^~	83	76
6.253% due 10/25/2036 ^þ	85	72
6.337% due 01/25/2037 ^þ	84	73
6.388% due 04/25/2037 ^þ	66	55

Banc of America Mortgage Trust
3.896% due 11/25/2035 ^«~	248	216
5.235% due 07/25/2035 ^~	122	113

BCAP LLC Trust
3.929% due 04/26/2036 ~	1,236	1,045
5.774% due 01/25/2037 ^•	730	672

Bear Stearns Adjustable Rate Mortgage Trust
2.800% due 11/25/2030 ~	30	29
3.881% due 05/25/2047 ^~	383	341
3.900% due 01/25/2034 ~	74	70
4.216% due 07/25/2036 ^~	497	436
4.435% due 02/25/2034 ~	216	197
4.640% due 02/25/2036 ^~	77	69
4.827% due 01/25/2034 ~	238	230
4.903% due 11/25/2034 «~	26	23
5.208% due 10/25/2035 ~	178	169

Bear Stearns ALT-A Trust
4.027% due 08/25/2036 ^~	344	236
4.074% due 09/25/2047 ^~	2,750	1,354
4.138% due 11/25/2036 ~	535	301
4.293% due 08/25/2036 ^~	201	131
4.398% due 05/25/2035 ~	20	18
4.598% due 09/25/2035 ^~	38	23

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO Real Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BSST Mortgage Trust
6.633% due 02/15/2037 •	$3,200	$2,866

Chase Mortgage Finance Trust
3.873% due 12/25/2035 ^~	81	74
4.495% due 02/25/2037 «~	27	25
4.961% due 02/25/2037 ~	13	12

ChaseFlex Trust
5.934% due 06/25/2035 •	176	72

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.614% due 07/25/2036 •	151	135

CIM Trust
6.429% due 02/25/2049 •	123	118

Citigroup Global Markets Mortgage Securities, Inc.
6.500% due 09/25/2033 «	151	96

Citigroup Mortgage Loan Trust
4.319% due 03/25/2034 ~	49	43
4.510% due 09/25/2037 ^~	131	115
4.818% due 07/25/2046 ^~	370	335
6.285% due 09/25/2035 •	30	29
6.980% due 05/25/2035 •	29	28

Countrywide Alternative Loan Trust
3.964% due 02/25/2037 ^~	1,108	951
5.000% due 07/25/2035	81	45
5.500% due 10/25/2035 ^•	69	45
5.500% due 11/25/2035 ^	16	13
5.619% due 02/20/2047 ^•	42	32
5.626% due 12/25/2035 •	392	323
5.634% due 12/20/2046 ^•	2,423	2,059
5.649% due 07/20/2046 ^•	2,197	1,743
5.750% due 05/25/2036	966	378
5.859% due 03/20/2046 •	97	78
6.000% due 01/25/2037 ^	3,002	1,586
6.000% due 02/25/2037 ^	59	25
6.000% due 04/25/2037	996	821
6.079% due 11/20/2035 •	199	181
6.500% due 08/25/2032 «	20	19

Countrywide Home Loan Mortgage Pass-Through Trust
3.745% due 02/25/2047 ^~	107	92
3.847% due 02/20/2036 ^«~	7	6
3.861% due 11/25/2034 ~	5	4
3.986% due 04/20/2036 ^«~	2	2
4.019% due 04/25/2035 ^«~	35	27
4.212% due 11/25/2037 ~	990	900
4.223% due 03/25/2037 ^~	83	73
4.719% due 10/20/2035 ~	9,201	8,754
5.500% due 11/25/2035 ^	72	40
5.500% due 04/25/2038 «	75	70
6.000% due 04/25/2036	1,169	592
6.000% due 03/25/2037 ^	3,460	1,661
6.014% due 04/25/2035 •	196	178
6.074% due 03/25/2035 •	5	5
6.874% due 01/20/2035 «~	17	16

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~		$2	$1

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.079% due 04/25/2037 ^þ		351	93

Credit Suisse Mortgage Capital Trust
1.841% due 10/25/2066 ~		7,833	6,390

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.358% due 10/25/2035 «~		2	2

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		661	272
6.061% due 09/25/2034 «~		30	28
6.250% due 08/25/2037 ^		145	61
6.440% due 06/25/2034 ~		170	158

First Horizon Mortgage Pass-Through Trust
5.466% due 08/25/2035 ~		206	144

Ginnie Mae
6.414% due 05/20/2073 •		2,127	2,150

Great Hall Mortgages PLC
5.468% due 03/18/2039 •	GBP	89	107
5.488% due 06/18/2038 •		48	59

GreenPoint Mortgage Funding Trust
5.874% due 06/25/2045 •		$285	267

Grifonas Finance PLC
4.212% due 08/28/2039 •	EUR	88	90

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •		$1,900	1,899

GSR Mortgage Loan Trust
3.864% due 04/25/2035 «~		23	20
4.043% due 11/25/2035 ~		13	11
4.481% due 11/25/2035 ~		77	75
4.501% due 11/25/2035 ^~		248	206
4.744% due 07/25/2035 ~		55	50

HarborView Mortgage Loan Trust
4.583% due 01/19/2035 «~		140	123
5.328% due 04/19/2034 «~		49	44
5.632% due 09/19/2037 •		133	112
5.882% due 05/19/2035 •		3	3
5.922% due 03/19/2036 ^•		379	328
5.942% due 01/19/2036 •		996	605
6.062% due 11/19/2035 •		252	177
6.119% due 06/20/2035 •		135	121

HomeBanc Mortgage Trust
3.931% due 04/25/2037 ^~		425	373

Impac CMB Trust
6.334% due 10/25/2033 «•		3	3

IndyMac INDA Mortgage Loan Trust
3.282% due 11/25/2035 ^~		126	97
3.803% due 08/25/2036 ~		262	211
4.254% due 11/25/2035 ^«~		2	2

IndyMac INDB Mortgage Loan Trust
6.034% due 11/25/2035 ^•		122	74

22	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDX Mortgage Loan Trust
3.114% due 01/25/2036 ^~	$41	$37
3.321% due 06/25/2036 ~	142	118
3.498% due 10/25/2035 ~	88	71
3.697% due 08/25/2035 ~	101	74
3.697% due 08/25/2035 ^~	81	59
3.913% due 12/25/2034 ~	34	33
4.838% due 10/25/2034 ~	228	215
5.674% due 07/25/2036 •	509	494
5.734% due 06/25/2037 ^•	264	101
5.834% due 06/25/2046 •	879	680
5.994% due 07/25/2035 •	213	153

JP Morgan Alternative Loan Trust
5.894% due 03/25/2036 •	813	741
5.894% due 12/25/2036 •	10,742	9,521
6.000% due 12/27/2036	106	56

JP Morgan Chase Commercial Mortgage Securities Trust
6.830% due 12/15/2031 •	1,936	1,656

JP Morgan Mortgage Trust
4.177% due 04/25/2035 «~	1	1
4.331% due 06/25/2036 ^~	14	11
4.336% due 11/25/2035 ^~	100	82
4.430% due 08/25/2035 ~	53	52
4.528% due 07/25/2035 ~	42	39
4.571% due 10/25/2035 ^«~	54	41
4.909% due 07/25/2035 «~	15	15
5.678% due 07/25/2035 «~	11	10
5.827% due 08/25/2035 ~	100	93

Lehman XS Trust
5.794% due 12/25/2036 •	832	791
5.934% due 08/25/2037 •	1,882	1,703

Luminent Mortgage Trust
5.794% due 12/25/2036 ^•	211	191

MASTR Adjustable Rate Mortgages Trust
3.434% due 12/25/2033 «~	5	5
3.717% due 12/25/2033 «~	167	146
5.387% due 11/21/2034 ~	101	94
5.644% due 04/25/2046 •	698	612

MASTR Alternative Loan Trust
5.834% due 03/25/2036 ^•	916	100

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •	26	24
6.187% due 09/15/2030 «•	11	11

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •	42	40
5.927% due 06/15/2030 •	20	20
6.019% due 10/20/2029 •	21	21
6.307% due 08/15/2032 •	50	46

Merrill Lynch Mortgage Investors Trust
4.150% due 06/25/2037 ~	119	107
4.152% due 02/25/2035 «~	119	107

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.421% due 02/25/2034 ~		$424	$386
4.423% due 12/25/2034 ~		131	122
4.759% due 09/25/2035 ^~		57	46
4.807% due 05/25/2036 «~		34	30
4.929% due 02/25/2033 ~		299	277
5.934% due 11/25/2035 •		132	123
6.401% due 03/25/2030 «•		11	9
6.601% due 11/25/2029 «•		4	3

Morgan Stanley Mortgage Loan Trust
6.201% due 02/25/2047 þ		178	64

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		17,012	15,788
4.500% due 05/25/2058 ~		2,370	2,235

New York Mortgage Trust
4.044% due 05/25/2036 ^~		64	54

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.820% due 03/25/2047 þ		184	171
6.138% due 03/25/2047 «þ		171	154
6.762% due 02/25/2036 ^~		55	45

Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~		2,886	2,490
5.734% due 08/25/2035 •		38	28
5.794% due 06/25/2046 •		2,476	582
5.986% due 09/25/2045 •		81	70
5.994% due 12/25/2045 •		625	481

Residential Asset Securitization Trust
5.500% due 06/25/2033 «		44	41
5.500% due 05/25/2035 •		4,179	2,796
5.834% due 01/25/2046 ^•		56	16
6.500% due 06/25/2037		1,794	409

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •	GBP	8,392	10,264

Sequoia Mortgage Trust
5.839% due 07/20/2036 •		$340	287
5.911% due 05/20/2034 «•		44	43
6.142% due 10/19/2026 «•		8	7
6.199% due 10/20/2027 «•		10	9
6.239% due 10/20/2027 «•		13	12
6.339% due 12/20/2032 •		17	15

SLM Student Loan Trust
6.216% due 07/25/2049		4,732	4,647

Structured Adjustable Rate Mortgage Loan Trust
3.665% due 11/25/2035 ^~		39	34
4.217% due 09/25/2036 ^~		312	211
4.669% due 08/25/2035 ~		46	39
5.170% due 09/25/2035 ~		134	118
5.754% due 10/25/2035 •		285	258
6.026% due 01/25/2035 ^•		11	9
6.177% due 04/25/2034 «~		1	1
6.379% due 02/25/2034 ~		75	70
7.404% due 10/25/2037 ^•		158	136

Structured Asset Mortgage Investments Trust
5.694% due 03/25/2037 •		68	23
5.854% due 04/25/2036 •		201	175

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.854% due 05/25/2036 •		$1,384	$898
5.894% due 02/25/2036 •		137	106
5.942% due 07/19/2035 •		271	244
6.054% due 12/25/2035 ^•		114	90
6.102% due 09/19/2032 •		33	32
6.102% due 10/19/2034 •		23	21
6.142% due 03/19/2034 •		62	58

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
7.244% due 01/25/2034 «~		1	1

TBW Mortgage-Backed Trust
6.470% due 09/25/2036 ^þ		1,230	35

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	12,506	15,274

WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~		$652	548
3.309% due 04/25/2037 ^~		460	397
3.318% due 05/25/2037 ^~		830	637
3.527% due 12/25/2036 ^~		454	392
3.649% due 02/25/2037 ^~		883	754
3.705% due 02/25/2037 ^~		181	150
3.903% due 12/25/2035 «~		16	14
4.032% due 12/25/2035 ~		149	130
4.069% due 12/25/2035 ~		835	746
4.072% due 03/25/2035 «~		31	29
4.140% due 02/27/2034 •		243	227
4.269% due 12/25/2046 ^•		1,023	853
4.279% due 03/25/2034 ~		24	24
4.339% due 08/25/2036 ^~		71	63
4.754% due 09/25/2035 «~		98	86
4.825% due 06/25/2033 «~		126	121
5.326% due 03/25/2047 ^•		2,323	1,946
5.396% due 05/25/2047 •		358	285
5.606% due 06/25/2046 •		37	33
5.626% due 02/25/2046 •		278	243
5.826% due 11/25/2042 •		14	12
6.014% due 07/25/2045 •		12	11
6.026% due 06/25/2042 •		27	25
6.114% due 01/25/2045 •		372	347
6.234% due 10/25/2044 •		122	112
6.534% due 07/25/2044 «•		462	417

Washington Mutual Mortgage Pass-Through Certificates Trust
5.596% due 05/25/2046 ^•		751	596
6.000% due 06/25/2037		4,206	3,053
6.500% due 08/25/2035 «		165	128

Wells Fargo Mortgage-Backed Securities Trust
4.770% due 04/25/2036 ~		326	304
4.782% due 12/28/2037 ~		1,396	1,202
6.405% due 10/25/2036 ~		10	9

Total Non-Agency Mortgage-Backed Securities (Cost $161,027)			144,291

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 10.4%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		$8,300	$8,268

ABFC Trust
6.134% due 06/25/2034 •		2,158	2,088

ACAS CLO Ltd.
6.462% due 10/18/2028 •		4,287	4,274

ACE Securities Corp. Home Equity Loan Trust
6.124% due 05/25/2035 «•		93	91

Adagio CLO DAC
4.383% due 10/15/2031 •	EUR	1,800	1,870

Aegis Asset-Backed Securities Trust
6.079% due 12/25/2035 •		$2,178	1,991

Allegro CLO Ltd.
6.735% due 10/16/2031 •		2,800	2,793

ALME Loan Funding DAC
4.413% due 04/15/2032 •	EUR	525	550

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		$4,075	4,074
6.643% due 04/25/2031 •		4,053	4,041

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.364% due 05/25/2035 •		766	751

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		6,687	6,679
6.710% due 07/15/2032 •		400	398
6.747% due 07/22/2032 •		1,000	993

Apidos CLO
6.472% due 07/18/2029 •		3,638	3,633
6.500% due 07/17/2030 •		10,172	10,146
6.538% due 10/20/2030 •		1,200	1,193

Aqueduct European CLO DAC
4.345% due 07/20/2030 •	EUR	1,109	1,166
4.573% due 07/15/2032 •		2,000	2,085

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		$6,100	6,033

Ares CLO Ltd.
6.620% due 01/15/2032 •		4,000	3,989
6.622% due 04/18/2031 •		800	796
6.657% due 04/22/2031 •		1,800	1,791

Ares European CLO DAC
4.273% due 04/15/2030 •	EUR	4,676	4,876
4.443% due 10/15/2031 •		5,897	6,154

Argent Mortgage Loan Trust
5.914% due 05/25/2035 •		$1,284	1,167

Argent Securities Trust
5.734% due 07/25/2036 •		2,717	2,338
5.754% due 05/25/2036 •		1,128	275

Armada Euro CLO DAC
4.383% due 07/15/2031 •	EUR	3,097	3,231

Atlas Senior Loan Fund Ltd.
6.660% due 01/15/2031 •		$1,185	1,182

24	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barings CLO Ltd.
6.520% due 04/15/2031 •		$26,035	$25,993
6.578% due 01/20/2031 •		3,506	3,495
6.658% due 01/20/2032 •		3,370	3,357

Bastille Euro CLO DAC
4.813% due 01/15/2034 •	EUR	1,000	1,041

BDS Ltd.
7.127% due 03/19/2039 •		$6,100	6,045

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		6,141	6,130
6.600% due 01/17/2032 •		3,050	3,042
6.650% due 07/15/2032 •		800	798

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •		4,864	4,851

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	854	896

Blackrock European CLO DAC
4.283% due 10/15/2031 •		9,300	9,669
4.513% due 07/15/2030 •		5,447	5,696
4.745% due 12/15/2032 •		2,400	2,494

BlueMountain CLO Ltd.
6.650% due 07/15/2031 •		$5,300	5,287

BlueMountain Fuji EUR CLO DAC
4.573% due 01/15/2033 •	EUR	900	933

Bosphorus CLO DAC
4.810% due 12/12/2032 •		2,750	2,861

Cairn CLO DAC
4.443% due 10/15/2031 •		4,299	4,461

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •		$5,412	5,420

Carlyle Global Market Strategies CLO Ltd.
6.540% due 04/17/2031 •		993	990
6.581% due 08/14/2030 •		8,759	8,730
6.669% due 07/27/2031 •		1,984	1,983
6.687% due 04/22/2032 •		2,000	1,994
6.928% due 07/20/2032 •		1,000	999

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •	EUR	6,657	6,917

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		$5,276	5,254
6.750% due 01/15/2030 •		2,354	2,355

Carrington Mortgage Loan Trust
5.914% due 06/25/2036 •		4,286	4,054
6.034% due 01/25/2036 •		1,672	1,590

Catamaran CLO Ltd.
6.707% due 04/22/2030 •		8,010	7,994

CBAM Ltd.
6.590% due 04/17/2031 •		994	989
6.708% due 04/20/2032 •		1,500	1,496
6.838% due 07/20/2030 •		2,700	2,702

Cedar Funding CLO Ltd.
6.670% due 07/17/2031 •		2,600	2,596

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIFC European Funding CLO DAC
4.713% due 01/15/2034 •	EUR	2,300	$2,401

CIFC Funding Ltd.
6.557% due 10/24/2030 •		$11,790	11,777
6.605% due 04/23/2029 •		2,163	2,164
6.672% due 07/18/2031 •		1,300	1,301
6.770% due 10/17/2031 •		500	499

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		12,029	11,686

Citigroup Mortgage Loan Trust
5.894% due 12/25/2036 •		2,814	1,804
5.929% due 10/25/2036 •		17,188	16,345
6.109% due 03/25/2037 •		1,708	1,667

Contego CLO DAC
4.338% due 01/23/2030 •	EUR	3,789	3,935

Countrywide Asset-Backed Certificates Trust
4.033% due 11/25/2034 •		$2,533	2,136
5.574% due 08/25/2037 ^•		155	137
5.624% due 11/25/2037 •		6,997	6,362
5.684% due 02/25/2036 •		554	519
5.805% due 04/25/2036 ^~		398	332
5.934% due 03/25/2037 •		9,035	8,468
6.174% due 08/25/2047 •		551	522
6.214% due 11/25/2034 •		255	240

CQS U.S. CLO Ltd.
7.166% due 07/20/2031 •		12,376	12,376

Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •		1,766	1,763
6.747% due 10/23/2031 •		990	987

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		161	30

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •	EUR	14,995	15,596
4.475% due 09/15/2031 •		698	725
4.561% due 08/15/2032 •		597	623

Denali Capital CLO Ltd.
6.620% due 04/15/2031 •		$1,771	1,765

Dryden CLO Ltd.
6.542% due 04/18/2031 •		1,882	1,873
6.620% due 07/15/2031 •		1,200	1,198

Dryden Euro CLO DAC
4.323% due 04/15/2033 •	EUR	14,747	15,200
4.543% due 04/15/2034 •		900	926
4.641% due 05/15/2034 •		9,600	9,977
4.643% due 01/17/2033 •		1,100	1,145

Dryden Senior Loan Fund
6.590% due 04/15/2029 •		$11,182	11,171

Euro-Galaxy CLO DAC
4.318% due 04/24/2034 •	EUR	1,599	1,657

Fidelity Grand Harbour CLO DAC
5.045% due 03/15/2032 •		4,474	4,682

First Franklin Mortgage Loan Trust
5.539% due 10/25/2036 •		$1,281	1,078
6.139% due 11/25/2036 •		12,464	11,794

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
5.569% due 10/25/2036 •		$2,020	$1,779

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		109	109
6.660% due 07/15/2031 •		6,100	6,083

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		2,174	2,169

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		1,206	665

GSAMP Trust
5.574% due 12/25/2036 •		1,748	939
5.804% due 03/25/2047 •		3,000	2,204
6.409% due 03/25/2035 ^•		2,345	2,117

Halseypoint CLO Ltd.
7.081% due 11/30/2032 •		900	900

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	1,497	1,552
4.385% due 10/20/2031 •		12,985	13,479
4.393% due 10/15/2030 •		1,392	1,451
4.423% due 07/15/2031 •		2,000	2,071

Home Equity Asset Trust
6.049% due 04/25/2036 •		$788	773
6.109% due 02/25/2036 •		8,664	8,283

HSI Asset Securitization Corp. Trust
5.974% due 02/25/2036 •		1,208	1,176

ICG U.S. CLO Ltd.
6.655% due 04/21/2031 •		711	708

IndyMac INDB Mortgage Loan Trust
5.574% due 07/25/2036 •		3,840	1,248

Invesco Euro CLO DAC
4.313% due 07/15/2031 •	EUR	1,000	1,035
4.583% due 07/15/2032 •		600	623

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		$162	159

Jubilee CLO DAC
4.313% due 04/15/2031 •	EUR	8,300	8,608

KKR CLO Ltd.
6.520% due 07/15/2030 •		$5,383	5,360
6.750% due 01/15/2031 •		2,439	2,439

Laurelin DAC
4.425% due 10/20/2031 •	EUR	4,700	4,901

LCM LP
6.588% due 07/20/2030 •		$2,938	2,938

LCM Ltd.
6.426% due 07/20/2030 •		2,227	2,232

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		3,870	3,240

Lehman XS Trust
4.418% due 06/25/2036 þ		3,432	3,180
5.754% due 05/25/2036 •		2,362	2,012
7.734% due 12/25/2037 •		9,385	9,415

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LoanCore Issuer Ltd.
6.863% due 01/17/2037 •		$11,600	$11,412

M360 Ltd.
6.938% due 11/22/2038 •		1,900	1,867

Madison Park Euro Funding DAC
4.543% due 07/15/2035 •	EUR	1,331	1,366

Madison Park Funding Ltd.
6.320% due 04/15/2029 •		$4,725	4,704
6.437% due 04/22/2027 •		2,163	2,160
6.583% due 04/25/2029 •		1,455	1,450
6.831% due 07/29/2030 ~		2,943	2,944

Magnetite Ltd.
6.506% due 11/15/2028 •		5,361	5,344

Man GLG Euro CLO DAC
4.481% due 05/15/2031 •	EUR	638	666
4.533% due 01/15/2030 •		1,641	1,727
4.535% due 12/15/2031 •		8,384	8,669

Marble Point CLO Ltd.
6.610% due 10/15/2030 •		$5,287	5,278

Merrill Lynch Mortgage Investors Trust
5.594% due 09/25/2037 •		70	14
5.674% due 02/25/2037 •		105	32
5.734% due 11/25/2037 •		9,590	3,306

MF1 LLC
7.477% due 06/19/2037 •		13,500	13,462

MF1 Ltd.
6.525% due 10/16/2036 •		2,300	2,260
6.545% due 07/16/2036 •		1,983	1,954

MidOcean Credit CLO
6.661% due 01/29/2030 •		3,190	3,193
6.691% due 02/20/2031 •		5,629	5,625

Morgan Stanley ABS Capital, Inc. Trust
5.654% due 10/25/2036 •		1,529	664
5.664% due 10/25/2036 •		114	59
5.774% due 03/25/2037 •		425	182
6.484% due 06/25/2035 ^•		6,500	5,883

Morgan Stanley Dean Witter Capital, Inc. Trust
6.784% due 02/25/2033 •		262	260

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~		104	49
6.000% due 02/25/2037 ^~		80	44

New Century Home Equity Loan Trust
6.199% due 02/25/2035 •		706	655

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.869% due 03/25/2036 •		1,627	1,595

NovaStar Mortgage Funding Trust
5.774% due 11/25/2036 •		1,265	388
6.139% due 01/25/2036 •		486	478
6.514% due 06/25/2035 •		695	695

Oak Hill European Credit Partners DAC
4.445% due 10/20/2031 •	EUR	10,497	10,932

26	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Oaktree CLO Ltd.
6.717% due 04/22/2030 •		$3,450	$3,424

OCP Euro CLO DAC
4.483% due 01/15/2032 •	EUR	665	698

Octagon Investment Partners Ltd.
6.631% due 02/14/2031 •		$4,800	4,781

Octagon Loan Funding Ltd.
6.821% due 11/18/2031 •		320	320

Option One Mortgage Loan Trust
5.674% due 04/25/2037 •		6,772	3,399

OSD CLO Ltd.
6.440% due 04/17/2031 •		2,354	2,342

OZLM Ltd.
6.550% due 10/17/2029 •		4,924	4,925
6.748% due 07/20/2032 •		4,600	4,539
6.881% due 10/30/2030 •		3,622	3,626

Palmer Square CLO Ltd.
6.670% due 07/16/2031 •		2,600	2,598

Palmer Square European Loan Funding
5.611% due 04/12/2032 •	EUR	38,691	41,008

Palmer Square European Loan Funding DAC
4.713% due 10/15/2031 •		5,824	6,094

Palmer Square Loan Funding Ltd.
6.388% due 07/20/2029 •		$12,089	12,041
6.441% due 05/20/2029 •		252	251

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.169% due 09/25/2035 •		1,934	1,852
6.364% due 05/25/2035 •		8,391	7,568
6.484% due 10/25/2034 •		2,484	2,422
7.159% due 02/25/2035 •		1,636	1,447

Rad CLO Ltd.
6.727% due 07/24/2032 •		2,500	2,493

Regatta Funding Ltd.
6.820% due 10/17/2030 •		11,903	11,901

Renaissance Home Equity Loan Trust
6.534% due 09/25/2037 •		30,791	12,965

Residential Asset Securities Corp. Trust
5.914% due 08/25/2036 •		4,106	3,637

Romark CLO Ltd.
6.637% due 10/23/2030 •		6,516	6,493

Saranac CLO Ltd.
6.807% due 08/13/2031 •		1,500	1,496
6.871% due 11/20/2029 •		988	985

Saxon Asset Securities Trust
1.924% due 05/25/2035 •		362	337
6.154% due 11/25/2037 •		1,915	1,518

Securitized Asset-Backed Receivables LLC Trust
5.754% due 07/25/2036 •		3,055	1,055

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	3,900	4,061

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Signal Peak CLO Ltd.
6.723% due 04/25/2031 •		$1,564	$1,560

Sound Point CLO Ltd.
6.507% due 01/23/2029 •		2,635	2,634
6.593% due 07/25/2030 •		7,241	7,224
6.597% due 01/23/2029 •		28	28
6.638% due 10/20/2028 •		1,465	1,467
6.722% due 04/18/2031 •		2,287	2,272
6.798% due 07/20/2032 •		7,000	6,904

Soundview Home Loan Trust
5.614% due 07/25/2037 •		2,885	2,443

St Paul’s CLO DAC
4.551% due 04/25/2030 •	EUR	3,880	4,029

Starwood Commercial Mortgage Trust
6.527% due 07/15/2038 •		$9,031	8,964

Stratus CLO Ltd.
6.488% due 12/28/2029 •		2,588	2,581
6.538% due 12/29/2029 •		6,771	6,746

Structured Asset Investment Loan Trust
6.139% due 03/25/2034 •		153	148

Structured Asset Securities Corp. Mortgage Loan Trust
5.734% due 04/25/2036 •		18,855	15,320
6.004% due 10/25/2036 •		1,428	1,379
6.944% due 04/25/2035 •		35	34

Symphony CLO Ltd.
6.450% due 04/15/2028 •		310	310

Toro European CLO DAC
4.403% due 10/15/2030 •	EUR	6,433	6,733

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		$9,300	9,091

Tralee CLO Ltd.
6.933% due 04/25/2034 •		5,100	5,040

Venture CLO Ltd.
6.450% due 04/15/2027 •		2,126	2,125
6.488% due 10/20/2028 •		1,042	1,041
6.616% due 09/07/2030 •		4,658	4,646
6.630% due 07/15/2031 •		1,300	1,298
6.680% due 08/28/2029 •		2,445	2,446
6.688% due 01/20/2029 •		5,251	5,249

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		329	329
6.628% due 09/15/2030 •		8,765	8,757
6.708% due 07/20/2032 •		500	497

VMC Finance LLC
7.213% due 02/18/2039 •		500	490

Voya CLO Ltd.
6.472% due 01/18/2029 •		4,391	4,391
6.550% due 06/07/2030 •		998	997
6.630% due 04/15/2031 •		3,025	3,016
6.780% due 10/15/2030 •		2,682	2,683

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO Real Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •		$3,061	$3,059
6.478% due 07/20/2029 •		1,910	1,909
6.498% due 04/20/2028 •		432	432
6.758% due 07/20/2032 •		975	966

Wells Fargo Home Equity Asset-Backed Securities Trust
7.834% due 12/25/2034 •		400	391

Wind River CLO Ltd.
6.622% due 07/18/2031 •		1,693	1,683
6.650% due 07/15/2031 •		10,300	10,241

Total Asset-Backed Securities (Cost $912,964)			883,883

SOVEREIGN ISSUES 8.5%

Canada Government Real Return Bond
4.250% due 12/01/2026 (d)	CAD	37,803	29,436

France Government International Bond
0.100% due 03/01/2026 (d)	EUR	80,248	83,544
0.100% due 07/25/2031 (d)		15,934	16,033
0.100% due 07/25/2038 (d)		44,519	40,879
0.250% due 07/25/2024 (d)		58,728	62,009

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		35,745	33,687
1.400% due 05/26/2025 (d)		274,047	285,440

Japan Government International Bond
0.005% due 03/10/2031 (d)	JPY	144,754	1,029
0.100% due 03/10/2028 (d)		9,525,394	67,214
0.100% due 03/10/2029 (d)		15,234,991	107,401

Total Sovereign Issues (Cost $822,302)			726,672

		SHARES
PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Banco Santander SA
8.374% due 12/29/2023 •(e)(f)		800,000	832

	SHARES	MARKET VALUE (000S)

Bank of America Corp.
5.875% due 03/15/2028 •(e)	6,580,000	$5,974

Total Preferred Securities (Cost $7,410)		6,806

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

COMMERCIAL PAPER 0.3%

AT&T, Inc.
5.700% due 03/19/2024	$27,000	26,258

REPURCHASE AGREEMENTS (g) 0.2%
		13,771

U.S. TREASURY BILLS 0.1%
5.435% due 10/19/2023 - 12/28/2023 (a)(b)(c)(k)	5,040	4,997

Total Short-Term Instruments (Cost $45,045)		45,026

Total Investments in Securities (Cost $10,350,423)		9,024,581

	SHARES
INVESTMENTS IN AFFILIATES 0.5%

SHORT-TERM INSTRUMENTS 0.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%

PIMCO Short-Term Floating NAV Portfolio III	4,559,720	44,325

Total Short-Term Instruments (Cost $44,338)		44,325

Total Investments in Affiliates (Cost $44,338)		44,325

Total Investments 106.4% (Cost $10,394,761)		$9,068,906

Financial Derivative Instruments (h)(j) (0.3)% (Cost or Premiums, net $(12,053))		(27,174)

Other Assets and Liabilities, net (6.1)%		(514,908)

Net Assets 100.0%		$8,526,824

28	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$13,771	U.S. Treasury Notes 3.500% due 09/15/2025	$(14,046)	$13,771	$13,773

Total Repurchase Agreements						$(14,046)	$13,771	$13,773

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2053	$300	$(255)	$(248)

Total Short Sales 0.0%				$(255)	$(248)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$13,773	$0	$0	$13,773	$(14,046)	$(273)

Total Borrowings and Other Financing Transactions	$13,773	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO Real Return Fund (Cont.)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(69,088) at a weighted average interest rate of 5.114%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP December Futures	12/2023	514	$59,630	$(1,885)	$788	$(761)
U.S. Treasury 10-Year Ultra December Futures	12/2023	4,816	537,285	(16,503)	1,129	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	398	47,238	(4,353)	149	0

				$(22,741)	$2,066	$(761)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2023	3	$(216)	$6	$2	$0
Euro-Bobl December Futures	12/2023	614	(75,139)	832	467	(552)
Euro-Bund December Futures	12/2023	1,880	(255,689)	4,465	3,081	(3,081)
Euro-Buxl 30-Year Bond December Futures	12/2023	662	(85,640)	4,160	2,002	(1,974)
Euro-Oat December Futures	12/2023	787	(102,509)	2,940	1,290	(1,323)
Euro-Schatz December Futures	12/2023	11,199	(1,243,097)	4,021	1,894	(2,427)
Gold 100 oz. December Futures	12/2023	207	(38,628)	1,989	259	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	1,413	(155,589)	1,023	388	(508)
U.S. Treasury 2-Year Note December Futures	12/2023	896	(181,629)	892	0	(91)
U.S. Treasury 5-Year Note December Futures	12/2023	3,554	(374,447)	3,215	0	(555)
U.S. Treasury 10-Year Note December Futures	12/2023	5,370	(580,296)	8,653	0	(1,091)
U.S. Treasury Long-Term Bond December Futures	12/2023	4,198	(477,654)	22,584	0	(1,180)

				$54,780	$9,383	$(12,782)

Total Futures Contracts				$32,039	$11,449	$(13,543)

30	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.202%	$4,100	$(4)	$13	$9	$0	$0

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	1,141,690	$(252)	$347	$95	$8	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		10,280,000	(119)	167	48	82	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		2,225,400	(790)	971	181	22	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		21,652,000	428	3,110	3,538	502	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		2,340,000	4	191	195	71	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$893,900	1,603	7,749	9,352	0	(436)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		82,200	(12)	10,068	10,056	0	(114)
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		44,000	(9)	5,378	5,369	0	(61)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		325,750	(2,510)	(26,670)	(29,180)	492	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		17,100	5	(6,669)	(6,664)	62	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		8,800	3	(3,557)	(3,554)	31	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		144,900	2,987	23,902	26,889	0	(639)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	339,900	0	(5,493)	(5,493)	0	(131)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		22,800	(79)	(753)	(832)	0	(6)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		16,500	(81)	(1,742)	(1,823)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		600	(3)	(64)	(67)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		34,000	(256)	(3,571)	(3,827)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		35,900	(131)	(3,411)	(3,542)	5	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		16,100	(60)	(1,529)	(1,589)	2	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		10,500	0	(416)	(416)	0	(2)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	(4,109)	(4,109)	0	(17)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		656,250	(7,677)	(11,600)	(19,277)	0	(312)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	16,362	18,287	0	(83)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	19,995	20,016	0	(92)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	28,531	31,908	0	(146)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		153,350	1,903	6,871	8,774	0	(486)
Receive	CPTFEMU	1.085	Maturity	01/15/2024		40	(1)	7	6	0	0
Pay	CPTFEMU	3.520	Maturity	09/15/2024		18,100	(47)	(203)	(250)	23	0
Pay	CPTFEMU	3.720	Maturity	09/15/2024		28,600	(62)	(212)	(274)	36	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	473	473	0	(52)
Receive	CPTFEMU	2.503	Maturity	03/15/2028		39,300	0	368	368	0	(126)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		15,800	0	802	802	0	(55)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		109,200	(788)	(23,552)	(24,340)	465	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		32,100	168	1,515	1,683	0	(123)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		14,400	0	570	570	0	(62)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO Real Return Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPTFEMU	2.720	Maturity	06/15/2032	EUR	35,300	$(35)	$893	$858	$0	$(154)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		15,100	0	745	745	0	(60)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		30,630	36	(2,206)	(2,170)	119	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	4	(690)	(686)	11	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	(722)	(928)	16	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	1	(136)	(135)	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	(654)	(654)	4	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	(876)	(876)	26	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	(247)	(176)	11	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		13,200	16	0	16	11	(9)
Pay	CPURNSA	2.420	Maturity	08/24/2024		$61,900	0	(142)	(142)	27	0
Pay	CPURNSA	2.500	Maturity	09/07/2024		54,900	0	(53)	(53)	40	0
Pay	CPURNSA	2.510	Maturity	09/08/2024		2,500	0	(2)	(2)	2	0
Pay	CPURNSA	2.560	Maturity	09/12/2024		31,200	0	(10)	(10)	21	0
Pay	CPURNSA	2.565	Maturity	09/12/2024		20,100	0	(5)	(5)	13	0
Receive	CPURNSA	2.314	Maturity	02/26/2026		67,600	0	6,905	6,905	0	(148)
Receive	CPURNSA	2.419	Maturity	03/05/2026		79,200	0	7,682	7,682	0	(149)
Receive	CPURNSA	2.768	Maturity	05/13/2026		45,200	0	3,456	3,456	0	(59)
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,394	1,394	0	(25)
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,410	5	1,597	1,602	0	(26)
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	1,597	1,597	0	(29)
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,416)	(2,014)	46	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,258)	(1,302)	30	0
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	601	601	0	(19)
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	736	736	0	(28)
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(4,844)	(3,778)	78	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		9,100	155	(1,327)	(1,172)	23	0
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(11,006)	(12,005)	202	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		23,300	14	(3,331)	(3,317)	60	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	3,771	3,801	0	(101)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	20,100	(760)	2,720	1,960	0	(20)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		200	52	(84)	(32)	2	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039		4,700	391	(1,663)	(1,272)	44	0

							$1,746	$32,251	$33,997	$2,594	$(3,770)

Total Swap Agreements							$1,742	$32,264	$34,006	$2,594	$(3,770)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$11,449	$2,594	$14,043	$0	$(13,543)	$(3,770)	$(17,313)

(i)

Securities with an aggregate market value of $77,519 and cash of $7,165 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net

32	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	CAD	39,966		$29,362	$0	$(63)
	10/2023	DKK	590,134		86,365	2,710	0
	10/2023	NZD	2,585		1,541	0	(8)
	10/2023		$84,904	DKK	599,590	90	0
	10/2023		767,634	EUR	726,926	909	0
	11/2023	DKK	598,656		$84,904	0	(90)
	11/2023	EUR	726,926		768,584	0	(907)
	11/2023		$1,541	NZD	2,585	8	0
	12/2023	KRW	74,919		$56	1	0
BPS	10/2023	DKK	642,878		93,970	2,839	0
	10/2023	EUR	742,977		809,919	24,407	0
	10/2023	JPY	6,613,800		45,678	1,420	0
	10/2023		$3,929	EUR	3,690	7	(35)
	11/2023		2,266		2,135	0	(6)
	12/2023	KRW	131,241		$99	2	0
BRC	10/2023	JPY	501,100		3,374	21	0
	01/2024		$321	PLN	1,401	0	(1)
CBK	10/2023		2,850	EUR	2,636	0	(63)
	11/2023	PEN	12,265		$3,299	67	0
	11/2023	SEK	5,089		479	13	0
	12/2023	KRW	218,887		166	3	0
	12/2023	MXN	215		12	0	0
DUB	10/2023		$32,942	JPY	4,897,804	0	(167)
	11/2023	JPY	4,874,576		$32,942	166	0
	11/2023	SEK	401		38	1	0
	12/2023	KRW	49,951		38	1	0
GLM	10/2023		$11,913	MXN	208,449	23	(1)
	12/2023	MXN	166,136		$9,577	158	0
JPM	10/2023		152		9	0	0
	10/2023		$23,250	DKK	164,443	61	0
	11/2023	DKK	164,187		$23,250	0	(61)
	11/2023	NOK	2,034		200	9	0
	12/2023	SGD	254		187	1	0
	12/2023	TWD	1,309		41	1	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	10/2023	GBP	22,090		$27,789	$837	$0
	10/2023	JPY	2,703,317		18,558	469	0
	10/2023		$29,557	CAD	39,966	0	(132)
	10/2023		12,318	EUR	11,494	0	(166)
	10/2023		2,323	JPY	340,000	0	(48)
	11/2023	CAD	39,950		$29,557	132	0
MYI	12/2023	TWD	665		21	0	0
NGF	10/2023		$120,559	JPY	17,921,116	0	(637)
	11/2023	JPY	17,836,242		$120,559	633	0
SCX	10/2023		$1,524	NZD	2,585	25	0
	11/2023		1,879	EUR	1,769	0	(6)
	12/2023	TWD	700		$22	0	0
SOG	03/2024		2,937		93	1	0
TOR	10/2023	JPY	14,512,815		99,426	2,311	0
	10/2023		$297	AUD	466	2	0
	10/2023		26,835	GBP	22,090	117	0
	10/2023		19,997	JPY	2,981,553	0	(45)
	11/2023	AUD	466		$298	0	(2)
	11/2023	DKK	467,944		66,710	274	0
	11/2023	GBP	22,090		26,840	0	(117)
	11/2023	JPY	3,109,256		20,954	48	0
UAG	10/2023	AUD	580		373	1	(1)
	10/2023	JPY	1,951,715		13,439	379	0
	12/2023	KRW	52,277		40	1	0

Total Forward Foreign Currency Contracts						$38,148	$(2,556)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	32,700	$2,029	$11,287
NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	67,300	4,227	22,712

Total Purchased Options							$6,256	$33,999

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap -OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(2,269)
JPM	Cap -OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	182,300	(1,326)	0
	Cap -OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	20,000	(139)	0

						$(3,562)	$(2,269)

34	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	44,800	$(243)	$(287)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	98,700	(1,193)	(1,037)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	98,700	(1,193)	(1,312)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	161,100	(2,030)	(16,126)
FAR	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.606	10/27/2023	440,200	(2,355)	(2,857)
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.645	10/27/2023	20,500	(110)	(121)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	62,100	(807)	(566)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	62,100	(807)	(802)
GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	134,500	(1,695)	(1,117)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	134,500	(1,695)	(1,881)
NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	328,400	(4,335)	(33,543)

							$(16,463)	$(59,649)

Total Written Options							$(20,025)	$(61,918)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$(156)	$0	$(182)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/20/2023	$375,000	$0	$(5,606)	$0	$(5,606)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.520% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/28/2023	200,000	0	(2,770)	0	(2,770)
GLM	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.440% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/27/2023	72,200	0	(391)	0	(391)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Schedule of Investments PIMCO Real Return Fund (Cont.)

Counterparty	Pay/ Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.560% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/10/2023	$150,000	$0	$(863)	$0	$(863)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.490% (1-Month USD-LIBOR plus a specified spread)	Maturity	10/17/2023	1,539,000	0	(15,317)	0	(15,317)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	5.480% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/23/2024	185,000	0	(6,448)	0	(6,448)

								$0	$(31,395)	$0	$(31,395)

Total Swap Agreements								$(26)	$(31,551)	$0	$(31,577)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$3,718	$0	$0	$3,718	$(1,068)	$0	$0	$(1,068)	$2,650	$(2,650)	$0
BPS	28,675	0	0	28,675	(41)	(287)	(8,376)	(8,704)	19,971	(21,570)	(1,599)
BRC	21	0	0	21	(1)	0	0	(1)	20	0	20
CBK	83	0	0	83	(63)	(2,349)	0	(2,412)	(2,329)	0	(2,329)
DUB	168	11,287	0	11,455	(167)	(16,126)	0	(16,293)	(4,838)	5,084	246
FAR	0	0	0	0	0	(2,857)	0	(2,857)	(2,857)	3,095	238
GLM	181	0	0	181	(1)	(3,758)	(391)	(4,150)	(3,969)	1,817	(2,152)
GST	0	0	0	0	0	(2,998)	0	(2,998)	(2,998)	3,065	67
JPM	72	0	0	72	(61)	0	0	(61)	11	(27)	(16)
MBC	1,438	0	0	1,438	(346)	0	0	(346)	1,092	(1,050)	42
MYC	0	0	0	0	0	0	(22,628)	(22,628)	(22,628)	22,377	(251)
MYI	0	0	0	0	0	0	0	0	0	(10)	(10)
NGF	633	22,712	0	23,345	(637)	(33,543)	0	(34,180)	(10,835)	11,291	456
SAL	0	0	0	0	0	0	(182)	(182)	(182)	71	(111)
SCX	25	0	0	25	(6)	0	0	(6)	19	0	19
SOG	1	0	0	1	0	0	0	0	1	0	1
TOR	2,752	0	0	2,752	(164)	0	0	(164)	2,588	(2,210)	378
UAG	381	0	0	381	(1)	0	0	(1)	380	(180)	200

Total Over the Counter	$38,148	$33,999	$0	$72,147	$(2,556)	$(61,918)	$(31,577)	$(96,051)

(k)

Securities with an aggregate market value of $46,800 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

36	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$259	$0	$0	$0	$11,190	$11,449
Swap Agreements	0	0	0	0	2,594	2,594

	$259	$0	$0	$0	$13,784	$14,043

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$38,148	$0	$38,148
Purchased Options	0	0	0	0	33,999	33,999

	$0	$0	$0	$38,148	$33,999	$72,147

	$259	$0	$0	$38,148	$47,783	$86,190

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13,543	$13,543
Swap Agreements	0	0	0	0	3,770	3,770

	$0	$0	$0	$0	$17,313	$17,313

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,556	$0	$2,556
Written Options	0	0	0	0	61,918	61,918
Swap Agreements	0	182	0	0	31,395	31,577

	$0	$182	$0	$2,556	$93,313	$96,051

	$0	$182	$0	$2,556	$110,626	$113,364

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Schedule of Investments PIMCO Real Return Fund (Cont.)

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,593	$1,593
Futures	496	0	0	0	(2,696)	(2,200)
Swap Agreements	0	21	0	0	(95,750)	(95,729)

	$496	$21	$0	$0	$(96,853)	$(96,336)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$67	$0	$67
Purchased Options	0	0	0	0	(5,028)	(5,028)
Written Options	0	0	0	0	10,408	10,408
Swap Agreements	0	32	0	0	(49,932)	(49,900)

	$0	$32	$0	$67	$(44,552)	$(44,453)

	$496	$53	$0	$67	$(141,405)	$(140,789)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(398)	$(398)
Futures	1,989	0	0	0	116,815	118,804
Swap Agreements	0	(14)	0	0	103,018	103,004

	$1,989	$(14)	$0	$0	$219,435	$221,410

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$62,385	$0	$62,385
Purchased Options	0	0	0	0	21,129	21,129
Written Options	0	0	0	0	(29,078)	(29,078)
Swap Agreements	0	30	0	0	(56,515)	(56,485)

	$0	$30	$0	$62,385	$(64,464)	$(2,049)

	$1,989	$16	$0	$62,385	$154,971	$219,361

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$214,202	$0	$214,202
Industrials	0	2,834	0	2,834
Utilities	0	291	0	291
U.S. Government Agencies	0	572,932	0	572,932
U.S. Treasury Obligations	0	6,427,644	0	6,427,644
Non-Agency Mortgage-Backed Securities	0	142,068	2,223	144,291
Asset-Backed Securities	0	883,792	91	883,883
Sovereign Issues	0	726,672	0	726,672
Preferred Securities
Banking & Finance	0	6,806	0	6,806
Short-Term Instruments
Commercial Paper	0	26,258	0	26,258
Repurchase Agreements	0	13,771	0	13,771
U.S. Treasury Bills	0	4,997	0	4,997
	$0	$9,022,267	$2,314	$9,024,581

38	PIMCO REAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$44,325	$0	$0	$44,325
Total Investments	$44,325	$9,022,267	$2,314	$9,068,906

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(248)	$0	$(248)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10,171	3,872	0	14,043
Over the counter	0	72,147	0	72,147
	$10,171	$76,019	$0	$86,190

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,626)	(6,687)	0	(17,313)
Over the counter	0	(96,051)	0	(96,051)
	$(10,626)	$(102,738)	$0	$(113,364)
Total Financial Derivative Instruments	$(455)	$(26,719)	$0	$(27,174)
Totals	$43,870	$8,995,300	$2,314	$9,041,484

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Real Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

40	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Notes to Financial Statements (Cont.)

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on

42	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled,

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Notes to Financial Statements (Cont.)

the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

44	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Notes to Financial Statements (Cont.)

methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

46	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits and certificates of deposits) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Notes to Financial Statements (Cont.)

Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$67,967	$1,634,551	$(1,658,200)	$19	$(12)	$44,325	$950	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

48	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Notes to Financial Statements (Cont.)

Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S.

50	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Notes to Financial Statements (Cont.)

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Short Sales Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(c) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if

52	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Notes to Financial Statements (Cont.)

market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

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Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or

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Notes to Financial Statements (Cont.)

negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the

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form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement

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Notes to Financial Statements (Cont.)

outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

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Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-

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Notes to Financial Statements (Cont.)

cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

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Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Inflation-Indexed Security Risk is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market

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Notes to Financial Statements (Cont.)

and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to

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reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission.

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Notes to Financial Statements (Cont.)

In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

64	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.20%	0.30%	0.40%(1)	0.20%	0.35%	0.35%	0.35%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.50% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.50%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	65

Notes to Financial Statements (Cont.)

Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

66	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $ 8,075.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$5,059,869	$5,768,235	$34,674	$221,850

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Notes to Financial Statements (Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	52,784	$527,957	229,729	$2,393,116

I-2	8,522	85,181	42,216	448,563

I-3	209	2,093	1,278	13,897

Administrative Class	7,231	71,535	8,950	94,739

Class A	6,005	60,133	17,651	187,020

Class C	201	2,019	2,417	25,775

Class R	1,226	12,285	3,458	36,850

Issued as reinvestment of distributions

Institutional Class	12,887	128,822	46,106	493,651

I-2	1,559	15,593	7,453	80,207

I-3	66	660	289	3,106

Administrative Class	577	5,770	2,237	24,015

Class A	2,138	21,383	8,965	96,369

Class C	123	1,228	568	6,122

Class R	354	3,539	1,405	15,097

Cost of shares redeemed

Institutional Class	(118,169)	(1,176,190)	(271,129)	(2,858,712)

I-2	(29,262)	(292,530)	(87,551)	(923,970)

I-3	(1,014)	(10,091)	(2,060)	(21,746)

Administrative Class	(6,460)	(64,642)	(12,846)	(135,467)

Class A	(21,414)	(213,957)	(42,595)	(446,685)

Class C	(2,062)	(20,541)	(4,243)	(44,435)

Class R	(3,160)	(31,512)	(5,245)	(55,404)

Net increase (decrease) resulting from Fund share transactions	(87,659)	$(871,265)	(52,947)	$(567,892)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

68	PIMCO REAL RETURN FUND

(Unaudited)

September 30, 2023

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$239,823	$163,583

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$10,423,496	$296,552	$(1,609,249)	$(1,312,697)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won	PLN	Polish Zloty
CAD	Canadian Dollar	MXN	Mexican Peso	SEK	Swedish Krona
DKK	Danish Krone	NOK	Norwegian Krone	SGD	Singapore Dollar
EUR	Euro	NZD	New Zealand Dollar	TWD	Taiwanese Dollar
GBP	British Pound	PEN	Peruvian New Sol	USD (or $)	United States Dollar
JPY	Japanese Yen

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CMBX	Commercial Mortgage-Backed Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	EUR003M	3 Month EUR Swap Rate	MUTKCALM	Tokyo Overnight Average Rate
CPTFEMU	Eurozone HICP ex-Tobacco Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	oz.	Ounce
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

70	PIMCO REAL RETURN FUND

Approval of Investment Advisory Contract and Other Agreements

(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	71

Approval of Investment Advisory Contract and Other Agreements (Cont.)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

72	PIMCO REAL RETURN FUND

(Unaudited)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a

74	PIMCO REAL RETURN FUND

(Unaudited)

net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	75

Approval of Investment Advisory Contract and Other Agreements (Cont.)

in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or

76	PIMCO REAL RETURN FUND

(Unaudited)

decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB

78	PIMCO REAL RETURN FUND

(Unaudited)

technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4015SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Short-Term Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO SHORT-TERM FUND

Important Information About the PIMCO Short-Term Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Short-Term Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Short-Term Fund (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are

4	PIMCO SHORT-TERM FUND

evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Short-Term Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO Short- Term Fund	10/07/87	10/07/87	04/30/08	04/27/18	02/01/96	01/20/97	01/20/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically

6	PIMCO SHORT-TERM FUND

available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Short-Term Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	3.55%	5.52%	1.91%	1.91%	3.97%
PIMCO Short-Term Fund I-2	3.50%	5.41%	1.80%	1.81%	3.88%
PIMCO Short-Term Fund I-3	3.48%	5.37%	1.76%	1.76%	3.81%
PIMCO Short-Term Fund Administrative Class	3.43%	5.26%	1.65%	1.65%	3.71%
PIMCO Short-Term Fund Class A	3.43%	5.26%	1.65%	1.65%	3.61%
PIMCO Short-Term Fund Class A (adjusted)	1.10%	2.89%	1.19%	1.42%	3.55%
PIMCO Short-Term Fund Class C	3.27%	4.94%	1.35%	1.35%	3.31%
PIMCO Short-Term Fund Class C (adjusted)	2.27%	3.95%	1.35%	1.35%	3.31%
PIMCO Short-Term Fund Class R	3.30%	5.00%	1.40%	1.40%	3.42%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	2.96%♦
Lipper Ultra-Short Obligation Funds Average	2.69%	4.94%	1.77%	1.36%	3.70%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 09/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.47% for the Institutional Class shares, 0.57% for I-2 shares, 0.67% for I-3 shares, 0.72% for Administrative shares, 0.72% for Class A shares, 1.02% for Class C shares and, 0.97% for Class R Shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO SHORT-TERM FUND

Institutional Class - PTSHX	I-2 - PTSPX	I-3 - PTSNX	Administrative Class - PSFAX
Class A - PSHAX	Class C - PFTCX	Class R - PTSRX

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	33.5%
Asset-Backed Securities	26.7%
Short-Term Instruments‡	20.0%
U.S. Government Agencies	10.2%
Non-Agency Mortgage-Backed Securities	8.8%
Other	0.8%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Short-Term Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

»	Underweight exposure to United States duration, specifically the 2-year portion of the curve, contributed to relative performance, as interest rates rose.
»	Selection within investment grade corporate credit, specifically within financials, contributed to relative performance, as spreads tightened.

»	Overweight exposure to Agency mortgage-backed securities, particularly in April 2023, detracted from relative performance, as spreads widening in April offset contributions from tightening.

»	There were no other material detractors for the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Short-Term Fund

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

		Actual		Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,035.50	$2.44	$1,000.00	$1,022.54	$2.42	0.48%
I-2	1,000.00	1,035.00	2.94	1,000.00	1,022.04	2.92	0.58
I-3	1,000.00	1,034.80	3.20	1,000.00	1,021.79	3.18	0.63
Administrative Class	1,000.00	1,034.30	3.70	1,000.00	1,021.29	3.68	0.73
Class A	1,000.00	1,034.30	3.70	1,000.00	1,021.29	3.68	0.73
Class C	1,000.00	1,032.70	5.22	1,000.00	1,019.80	5.19	1.03
Class R	1,000.00	1,033.00	4.97	1,000.00	1,020.04	4.94	0.98

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO SHORT-TERM FUND

Benchmark Description

Index*	Benchmark Description

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Short-Term Fund

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2023 - 09/30/2023+	$9.46	$0.23	$0.10	$0.33	$(0.22)	$0.00	$(0.22)

03/31/2023	9.64	0.23	(0.03)	0.20	(0.38)	0.00	(0.38)

03/31/2022	9.84	0.08	(0.22)	(0.14)	(0.06)	0.00	(0.06)

03/31/2021	9.49	0.11	0.38	0.49	(0.14)	0.00	(0.14)

03/31/2020	9.80	0.26	(0.30)	(0.04)	(0.27)	0.00	(0.27)

03/31/2019	9.85	0.26	(0.03)	0.23	(0.26)	(0.02)	(0.28)

I-2

04/01/2023 - 09/30/2023+	9.46	0.23	0.10	0.33	(0.22)	0.00	(0.22)

03/31/2023	9.64	0.22	(0.03)	0.19	(0.37)	0.00	(0.37)

03/31/2022	9.84	0.07	(0.22)	(0.15)	(0.05)	0.00	(0.05)

03/31/2021	9.49	0.11	0.37	0.48	(0.13)	0.00	(0.13)

03/31/2020	9.80	0.25	(0.30)	(0.05)	(0.26)	0.00	(0.26)

03/31/2019	9.85	0.25	(0.03)	0.22	(0.25)	(0.02)	(0.27)

I-3

04/01/2023 - 09/30/2023+	9.46	0.22	0.11	0.33	(0.22)	0.00	(0.22)

03/31/2023	9.64	0.24	(0.06)	0.18	(0.36)	0.00	(0.36)

03/31/2022	9.84	0.06	(0.21)	(0.15)	(0.05)	0.00	(0.05)

03/31/2021	9.49	0.10	0.38	0.48	(0.13)	0.00	(0.13)

03/31/2020	9.80	0.25	(0.31)	(0.06)	(0.25)	0.00	(0.25)

04/27/2018 - 03/31/2019	9.88	0.24	(0.07)	0.17	(0.23)	(0.02)	(0.25)

Administrative Class

04/01/2023 - 09/30/2023+	9.46	0.22	0.10	0.32	(0.21)	0.00	(0.21)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	(0.04)

03/31/2021	9.49	0.13	0.34	0.47	(0.12)	0.00	(0.12)

03/31/2020	9.80	0.24	(0.31)	(0.07)	(0.24)	0.00	(0.24)

03/31/2019	9.85	0.23	(0.02)	0.21	(0.24)	(0.02)	(0.26)

Class A

04/01/2023 - 09/30/2023+	9.46	0.22	0.10	0.32	(0.21)	0.00	(0.21)

03/31/2023	9.64	0.21	(0.04)	0.17	(0.35)	0.00	(0.35)

03/31/2022	9.84	0.05	(0.21)	(0.16)	(0.04)	0.00	(0.04)

03/31/2021	9.49	0.09	0.38	0.47	(0.12)	0.00	(0.12)

03/31/2020	9.80	0.24	(0.31)	(0.07)	(0.24)	0.00	(0.24)

03/31/2019	9.85	0.23	(0.02)	0.21	(0.24)	(0.02)	(0.26)

12	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.57	3.55%	$7,316,698	0.48	%*	0.48	%*	0.45	%*	0.45	%*	4.85	%*	41%

9.46	2.09	7,946,218	0.47		0.47		0.45		0.45		2.42		62

9.64	(1.41)	12,139,504	0.45		0.45		0.45		0.45		0.78		93

9.84	5.21	10,965,709	0.47		0.47		0.45		0.45		1.14		94

9.49	(0.48)	7,793,178	0.55		0.55		0.45		0.45		2.68		222

9.80	2.31	10,930,485	0.50		0.50		0.45		0.45		2.63		104

9.57	3.50	2,258,097	0.58	*	0.58	*	0.55	*	0.55	*	4.75	*	41

9.46	1.99	2,392,831	0.57		0.57		0.55		0.55		2.34		62

9.64	(1.51)	2,915,639	0.55		0.55		0.55		0.55		0.67		93

9.84	5.10	3,150,987	0.57		0.57		0.55		0.55		1.07		94

9.49	(0.58)	2,762,049	0.65		0.65		0.55		0.55		2.58		222

9.80	2.21	3,915,317	0.60		0.60		0.55		0.55		2.56		104

9.57	3.48	72,163	0.63	*	0.68	*	0.60	*	0.65	*	4.70	*	41

9.46	1.94	74,739	0.62		0.67		0.60		0.65		2.50		62

9.64	(1.56)	44,897	0.60		0.65		0.60		0.65		0.62		93

9.84	5.05	50,189	0.62		0.67		0.60		0.65		1.01		94

9.49	(0.63)	38,892	0.70		0.75		0.60		0.65		2.57		222

9.80	1.70	80,706	0.65	*	0.70	*	0.60	*	0.65	*	2.71	*	104

9.57	3.43	19,633	0.73	*	0.73	*	0.70	*	0.70	*	4.60	*	41

9.46	1.84	21,559	0.72		0.72		0.70		0.70		2.21		62

9.64	(1.66)	23,672	0.70		0.70		0.70		0.70		0.52		93

9.84	4.94	28,626	0.72		0.72		0.70		0.70		1.38		94

9.49	(0.73)	1,500,981	0.80		0.80		0.70		0.70		2.43		222

9.80	2.06	1,864,756	0.75		0.75		0.70		0.70		2.37		104

9.57	3.43	839,458	0.73	*	0.73	*	0.70	*	0.70	*	4.59	*	41

9.46	1.84	962,000	0.72		0.72		0.70		0.70		2.15		62

9.64	(1.66)	1,436,600	0.70		0.70		0.70		0.70		0.52		93

9.84	4.94	1,681,053	0.72		0.72		0.70		0.70		0.92		94

9.49	(0.73)	1,370,799	0.80		0.80		0.70		0.70		2.41		222

9.80	2.06	1,680,136	0.75		0.75		0.70		0.70		2.38		104

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO Short-Term Fund (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Class C

04/01/2023 - 09/30/2023+	$9.46	$0.20	$0.11	$0.31	$(0.20)	$0.00	$(0.20)

03/31/2023	9.64	0.18	(0.04)	0.14	(0.32)	0.00	(0.32)

03/31/2022	9.84	0.02	(0.21)	(0.19)	(0.01)	0.00	(0.01)

03/31/2021	9.49	0.06	0.38	0.44	(0.09)	0.00	(0.09)

03/31/2020	9.80	0.21	(0.31)	(0.10)	(0.21)	0.00	(0.21)

03/31/2019	9.85	0.21	(0.03)	0.18	(0.21)	(0.02)	(0.23)

Class R

04/01/2023 - 09/30/2023+	9.46	0.21	0.10	0.31	(0.20)	0.00	(0.20)

03/31/2023	9.64	0.20	(0.05)	0.15	(0.33)	0.00	(0.33)

03/31/2022	9.84	0.03	(0.22)	(0.19)	(0.01)	0.00	(0.01)

03/31/2021	9.49	0.07	0.37	0.44	(0.09)	0.00	(0.09)

03/31/2020	9.80	0.21	(0.30)	(0.09)	(0.22)	0.00	(0.22)

03/31/2019	9.85	0.21	(0.03)	0.18	(0.21)	(0.02)	(0.23)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

14	PIMCO SHORT-TERM FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.57	3.27%	$57,768	1.03	%*	1.03	%*	1.00	%*	1.00	%*	4.30	%*	41%

9.46	1.53	64,350	1.02		1.02		1.00		1.00		1.92		62

9.64	(1.95)	76,762	1.00		1.00		1.00		1.00		0.21		93

9.84	4.63	102,373	1.02		1.02		1.00		1.00		0.66		94

9.49	(1.03)	125,668	1.10		1.10		1.00		1.00		2.13		222

9.80	1.76	172,777	1.05		1.05		1.00		1.00		2.10		104

9.57	3.30	129,840	0.98	*	0.98	*	0.95	*	0.95	*	4.33	*	41

9.46	1.58	158,601	0.97		0.97		0.95		0.95		2.06		62

9.64	(1.90)	140,966	0.95		0.95		0.95		0.95		0.28		93

9.84	4.68	110,040	0.97		0.97		0.95		0.95		0.69		94

9.49	(0.98)	107,765	1.05		1.05		0.95		0.95		2.17		222

9.80	1.81	128,331	1.00		1.00		0.95		0.95		2.13		104

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statement of Assets and Liabilities PIMCO Short-Term Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$12,788,757
Investments in Affiliates	181

Financial Derivative Instruments
Exchange-traded or centrally cleared	195
Over the counter	19,987
Deposits with counterparty	38,844
Foreign currency, at value	1,583
Receivable for investments sold	346
Receivable for TBA investments sold	45,254
Receivable for Fund shares sold	27,575
Interest and/or dividends receivable	80,180
Dividends receivable from Affiliates	50
Reimbursement receivable from PIMCO	3

Total Assets	13,002,955

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$70,107
Payable for sale-buyback transactions	32,828

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,800
Over the counter	2,589
Payable for investments purchased	2,016,303
Payable for investments in Affiliates purchased	50
Payable for TBA investments purchased	96,150
Deposits from counterparty	19,185
Payable for Fund shares redeemed	63,276
Distributions payable	2,100
Overdraft due to custodian	346
Accrued investment advisory fees	2,275
Accrued supervisory and administrative fees	2,023
Accrued distribution fees	47
Accrued servicing fees	219

Total Liabilities	2,309,298

Net Assets	$10,693,657

Net Assets Consist of:

Paid in capital	$11,328,395
Distributable earnings (accumulated loss)	(634,738)

Net Assets	$10,693,657

Cost of investments in securities	$12,994,683
Cost of investments in Affiliates	$181
Cost of foreign currency held	$2,074
Cost or premiums of financial derivative instruments, net	$(12,344)

* Includes repurchase agreements of:	$1,244

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO SHORT-TERM FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$7,316,698
I-2	2,258,097
I-3	72,163
Administrative Class	19,633
Class A	839,458
Class C	57,768
Class R	129,840

Shares Issued and Outstanding:

Institutional Class	764,484
I-2	235,937
I-3	7,540
Administrative Class	2,051
Class A	87,711
Class C	6,036
Class R	13,566

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.57
I-2	9.57
I-3	9.57
Administrative Class	9.57
Class A	9.57
Class C	9.57
Class R	9.57

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Statement of Operations PIMCO Short-Term Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$293,227
Dividends from Investments in Affiliates	2,007
Miscellaneous income	208
Total Income	295,442

Expenses:

Investment advisory fees	13,817
Supervisory and administrative fees	12,270
Distribution and/or servicing fees - Administrative Class	26
Distribution and/or servicing fees - Class A	1,107
Distribution and/or servicing fees - Class C	165
Distribution and/or servicing fees - Class R	357
Trustee fees	33
Interest expense	1,802
Miscellaneous expense	10
Total Expenses	29,587
Waiver and/or Reimbursement by PIMCO	(17)
Net Expenses	29,570

Net Investment Income (Loss)	265,872

Net Realized Gain (Loss):

Investments in securities	(126,320)
Investments in Affiliates	(274)
Exchange-traded or centrally cleared financial derivative instruments	(4,986)
Over the counter financial derivative instruments	17,331
Short sales	190
Foreign currency	(1,287)

Net Realized Gain (Loss)	(115,346)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	152,769
Investments in Affiliates	(2)
Exchange-traded or centrally cleared financial derivative instruments	71,042
Over the counter financial derivative instruments	10,686
Short sales	544
Foreign currency assets and liabilities	(133)

Net Change in Unrealized Appreciation (Depreciation)	234,906

Net Increase (Decrease) in Net Assets Resulting from Operations	$385,432

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO SHORT-TERM FUND	See Accompanying Notes

Statements of Changes in Net Assets PIMCO Short-Term Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$265,872	$317,649
Net realized gain (loss)	(115,346)	(455)
Net change in unrealized appreciation (depreciation)	234,906	(76,852)

Net Increase (Decrease) in Net Assets Resulting from Operations	385,432	240,342

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(178,112)	(341,058)
I-2	(52,752)	(97,256)
I-3	(1,592)	(2,527)
Administrative Class	(457)	(836)
Class A	(19,665)	(40,387)
Class C	(1,246)	(2,412)
Class R	(2,989)	(5,950)

Total Distributions(a)	(256,813)	(490,426)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(1,055,260)	(4,907,658)

Total Increase (Decrease) in Net Assets	(926,641)	(5,157,742)

Net Assets:

Beginning of period	11,620,298	16,778,040
End of period	$10,693,657	$11,620,298

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO Short-Term Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.6%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Qatar National Bank QPSC
6.413% due 10/10/2023 «		$16,500	$16,500

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		5,433	4,791

Total Loan Participations and Assignments (Cost $21,869)			21,291

CORPORATE BONDS & NOTES 40.1%

BANKING & FINANCE 28.3%

AerCap Ireland Capital DAC
1.150% due 10/29/2023		22,413	22,329
3.150% due 02/15/2024		42,757	42,275
4.875% due 01/16/2024		45,138	44,962

Ally Financial, Inc.
5.125% due 09/30/2024		64,230	63,255

Aozora Bank Ltd.
1.050% due 09/09/2024		30,400	28,878

Athene Global Funding
0.950% due 01/08/2024		3,035	2,992
1.000% due 04/16/2024		16,585	16,077
1.200% due 10/13/2023		6,914	6,904
2.514% due 03/08/2024		10,480	10,296
6.043% (SOFRINDX + 0.700%) due 05/24/2024 ~		73,000	72,706
6.273% (US0003M + 0.730%) due 01/08/2024 ~		14,615	14,587

Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		24,800	23,426
5.125% due 10/01/2023		20,004	20,004

Banco Santander SA
2.706% due 06/27/2024		1,000	974
3.892% due 05/24/2024		7,100	6,995
5.742% due 06/30/2024 •		30,900	30,846

Bank of America Corp.
0.976% due 04/22/2025 •		46,789	45,340
3.458% due 03/15/2025 •		22,846	22,544
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		32,600	32,793

Barclays PLC
1.007% due 12/10/2024 •		13,320	13,176
3.932% due 05/07/2025 •		101,096	99,573
6.286% (BBSW3M + 2.150%) due 06/26/2024 ~	AUD	23,750	15,397

BNP Paribas SA
3.375% due 01/09/2025		$52,440	50,627

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.705% due 01/10/2025 •		$49,810	$49,567
5.888% (BBSW3M + 1.750%) due 02/28/2024 ~	AUD	9,000	5,798

BPCE SA
2.375% due 01/14/2025		$3,359	3,184

Brighthouse Financial Global Funding
6.053% (SOFRRATE + 0.760%) due 04/12/2024 ~		6,685	6,654

Cantor Fitzgerald LP
4.875% due 05/01/2024		83,572	82,376

Citigroup, Inc.
4.140% due 05/24/2025 •		3,400	3,352
5.996% (BBSW3M + 1.720%) due 10/27/2023 ~	AUD	14,634	9,415

Cooperatieve Rabobank UA
4.635% (BBSW3M + 0.350%) due 04/19/2024 ~		3,500	2,249

Credit Suisse AG
4.750% due 08/09/2024		$6,878	6,782
5.394% (BBSW3M + 1.250%) due 11/20/2023 ~(f)	AUD	5,000	3,212
5.731% (SOFRINDX + 0.390%) due 02/02/2024 ~		$1,100	1,098

Danske Bank AS
3.244% due 12/20/2025 •		3,419	3,276
3.773% due 03/28/2025 •		1,400	1,379
5.375% due 01/12/2024		53,675	53,465

Deutsche Bank AG
0.898% due 05/28/2024 (f)		51,593	49,802
1.447% due 04/01/2025 •(f)		11,475	11,157
3.700% due 05/30/2024		41,902	41,071
5.842% due 11/08/2023 •		15,275	15,274

DNB Bank ASA
2.968% due 03/28/2025 •		15,520	15,266

First Abu Dhabi Bank PJSC
5.250% (BBSW3M + 1.100%) due 02/18/2025 ~	AUD	17,200	11,039

Five Corners Funding Trust
4.419% due 11/15/2023		$3,950	3,940

FS KKR Capital Corp.
1.650% due 10/12/2024		10,000	9,505

GA Global Funding Trust
0.800% due 09/13/2024		2,800	2,645
1.000% due 04/08/2024		10,193	9,891
1.250% due 12/08/2023		31,485	31,176

20	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.850% due 04/11/2025		$2,315	$2,225
5.844% (SOFRRATE + 0.500%) due 09/13/2024 ~		12,515	12,346
6.643% (SOFRRATE + 1.360%) due 04/11/2025 ~		8,495	8,405

General Motors Financial Co., Inc.
5.100% due 01/17/2024		30,444	30,350
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		43,700	43,736

Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		49,463	48,685
3.272% due 09/29/2025 •		24,226	23,482
5.096% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,018
5.700% due 11/01/2024		$18,000	17,937
5.738% (BBSW3M + 1.550%) due 05/02/2024 ~	AUD	16,730	10,777
6.134% due 12/09/2026 •		$15,800	15,703
6.796% (TSFR3M + 1.432%) due 05/15/2026 ~		3,773	3,798
7.266% (TSFR3M + 1.862%) due 11/29/2023 ~		4,570	4,579

HSBC Bank PLC
5.647% (TSFR3M + 0.262%) due 09/28/2024 ~		29,948	29,721

HSBC Holdings PLC
4.180% due 12/09/2025 •		2,100	2,044
6.775% (SOFRRATE + 1.430%) due 03/10/2026 ~		36,000	36,186
6.903% (TSFR3M + 1.492%) due 03/11/2025 ~		53,850	53,989
7.052% (TSFR3M + 1.642%) due 09/12/2026 ~		8,377	8,455

ING Groep NV
6.354% (SOFRINDX + 1.010%) due 04/01/2027 ~		32,455	32,117
6.985% (SOFRINDX + 1.640%) due 03/28/2026 ~		77,300	78,007

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		49,500	49,534

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
3.220% due 03/01/2025 •		$27,755	$27,395
4.023% due 12/05/2024 •		29,738	29,607
5.272% (BBSW3M + 1.130%) due 11/22/2024 ~	AUD	1,540	990
6.110% (SOFRRATE + 0.765%) due 09/22/2027 ~		$24,500	24,075
6.393% (TSFR3M + 1.112%) due 01/10/2025 ~		2,155	2,159

LeasePlan Corp. NV
2.875% due 10/24/2024		18,900	18,190

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		6,615	6,346
3.870% due 07/09/2025 •		19,016	18,650
4.450% due 05/08/2025		5,700	5,543
5.520% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	10,350	6,671

Mitsubishi UFJ Financial Group, Inc.
5.390% (BBSW3M + 1.250%) due 10/01/2024 ~		3,400	2,191
6.729% (SOFRRATE + 1.385%) due 09/12/2025 ~		$51,500	51,894
6.956% (SOFRRATE + 1.650%) due 07/18/2025 ~		48,800	49,064

Mizuho Bank Ltd.
4.684% (BBSW3M + 0.540%) due 02/21/2025 ~	AUD	7,600	4,877
4.928% (BBSW3M + 0.750%) due 08/07/2024 ~		25,950	16,710

Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •		$6,412	6,236
6.302% (SOFRRATE + 0.960%) due 05/22/2026 ~		700	700

Morgan Stanley
0.790% due 05/30/2025 •		105,100	100,974
0.791% due 01/22/2025 •		8,240	8,081
5.957% (SOFRRATE + 0.625%) due 01/24/2025 ~		7,702	7,689

National Bank of Canada
3.750% due 06/09/2025 •		1,740	1,707

NatWest Group PLC
4.269% due 03/22/2025 •		44,572	44,101

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NatWest Markets PLC
6.795% (SOFRRATE + 1.450%) due 03/22/2025 ~		$39,600	$39,863

Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024		218	213
1.125% due 09/16/2024		13,284	12,615
6.299% (TSFR3M + 0.902%) due 03/08/2024 ~		14,443	14,395
6.299% (US0003M + 0.640%) due 03/08/2024 ~		1,600	1,595

Nomura Holdings, Inc.
2.648% due 01/16/2025		70,589	67,369

Nordea Bank Abp
6.305% (SOFRRATE + 0.960%) due 06/06/2025 ~		19,200	19,255

Pacific Life Global Funding
5.964% (SOFRRATE + 0.620%) due 06/04/2026 ~		2,322	2,286
6.145% (SOFRRATE + 0.800%) due 12/06/2024 ~		1,150	1,145

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		5,063	5,039

Piper Sandler Cos.
5.200% due 10/15/2023		24,600	24,585

QNB Finance Ltd.
6.909% (US0003M + 1.250%) due 03/21/2024 ~		63,400	63,714

Santander Holdings USA, Inc.
3.500% due 06/07/2024		4,919	4,817

Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		2,205	2,146
4.796% due 11/15/2024 •		71,978	71,846

Shinhan Bank Co. Ltd.
5.020% (BBSW3M + 0.880%) due 09/29/2025 ~	AUD	970	623

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024		$43,969	43,358

Societe Generale SA
2.625% due 01/22/2025		72,536	68,984
6.368% (SOFRRATE + 1.050%) due 01/21/2026 ~		58,015	57,656

Standard Chartered PLC
3.785% due 05/21/2025 •		4,963	4,873

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.273% (SOFRRATE + 0.930%) due 11/23/2025 ~		$42,550	$42,401
7.085% (SOFRRATE + 1.740%) due 03/30/2026 ~		65,000	65,409

Sumitomo Mitsui Financial Group, Inc.
5.537% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	126,700	81,652

Sumitomo Mitsui Trust Bank Ltd.
5.784% (SOFRRATE + 0.440%) due 09/16/2024 ~		$3,027	3,020

Synchrony Financial
4.250% due 08/15/2024		20,676	20,197
4.375% due 03/19/2024		23,628	23,342

UBS AG
5.127% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	99,040	63,505

UBS Group AG
6.921% (SOFRRATE + 1.580%) due 05/12/2026 ~		$65,900	66,300

Wells Fargo & Co.
2.406% due 10/30/2025 •		81,390	78,024
6.645% (SOFRRATE + 1.320%) due 04/25/2026 ~		13,332	13,413

			3,031,113

INDUSTRIALS 9.0%

Ausgrid Finance Pty. Ltd.
3.750% due 10/30/2024	AUD	17,160	10,884
5.278% (BBSW3M + 1.100%) due 02/05/2024 ~		1,000	643
5.477% (BBSW3M + 1.220%) due 10/30/2024 ~		20,390	13,153

Baxter International, Inc.
5.604% (SOFRINDX + 0.260%) due 12/01/2023 ~		$22,302	22,285
5.784% (SOFRINDX + 0.440%) due 11/29/2024 ~		1,420	1,411

Bayer U.S. Finance LLC
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~		64,687	64,722

22	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Berry Global, Inc.
4.875% due 07/15/2026		$46,123	$44,197

Boeing Co.
1.433% due 02/04/2024		4,373	4,304

Charter Communications Operating LLC
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		169,783	170,370

DAE Funding LLC
1.550% due 08/01/2024		32,900	31,517

Daimler Truck Finance North America LLC
6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~		18,000	17,977
6.270% (SOFRRATE + 1.000%) due 04/05/2024 ~		6,000	6,010

Energy Transfer LP
3.900% due 05/15/2024		3,250	3,207
4.250% due 04/01/2024		17,022	16,871
4.500% due 04/15/2024		20,428	20,257
5.875% due 01/15/2024		8,883	8,879

Fox Corp.
4.030% due 01/25/2024		8,400	8,341

HCA, Inc.
5.000% due 03/15/2024		120,650	120,050

Hyundai Capital America
6.491% due 08/04/2025 •		73,400	73,445

Imperial Brands Finance PLC
3.125% due 07/26/2024		68,680	66,944
4.250% due 07/21/2025		10,836	10,442

JDE Peet’s NV
0.800% due 09/24/2024		56,011	53,178

Kinder Morgan, Inc.
5.625% due 11/15/2023		2,855	2,853

McDonald’s Corp.
5.251% (BBSW3M + 1.130%) due 03/08/2024 ~	AUD	12,640	8,139

Panasonic Holdings Corp.
2.679% due 07/19/2024		$1,123	1,094

Renesas Electronics Corp.
1.543% due 11/26/2024		3,100	2,920

Sabine Pass Liquefaction LLC
5.750% due 05/15/2024		7,866	7,851

SK Hynix, Inc.
1.000% due 01/19/2024		64,860	63,832
3.000% due 09/17/2024		8,228	7,974

TD SYNNEX Corp.
1.250% due 08/09/2024		41,021	39,202

Toyota Finance Australia Ltd.
4.686% (BBSW3M + 0.550%) due 03/26/2024 ~	AUD	2,000	1,285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Transurban Queensland Finance Pty. Ltd.
6.169% (BBSW3M + 2.050%) due 12/16/2024 ~	AUD	27,000	$17,531

Warnermedia Holdings, Inc.
3.788% due 03/15/2025		$32,600	31,489

Westinghouse Air Brake Technologies Corp.
4.150% due 03/15/2024		4,406	4,365

			957,622

UTILITIES 2.8%

American Electric Power Co., Inc.
2.031% due 03/15/2024		5,561	5,458

Enel Finance International NV
2.650% due 09/10/2024		75,682	73,241
4.250% due 06/15/2025		12,292	11,939
6.800% due 10/14/2025		10,400	10,525

IPALCO Enterprises, Inc.
3.700% due 09/01/2024		9,996	9,766

Israel Electric Corp. Ltd.
5.000% due 11/12/2024		65,843	65,022

Kansai Electric Power Co., Inc.
2.550% due 09/17/2024		1,380	1,335

Korea Southern Power Co. Ltd.
5.227% (BBSW3M + 0.970%) due 10/30/2024 ~	AUD	44,180	28,367

Network Finance Co. Pty. Ltd.
5.380% (BBSW3M + 1.230%) due 12/06/2024 ~		2,000	1,288

NextEra Energy Capital Holdings, Inc.
6.365% (SOFRINDX + 1.020%) due 03/21/2024 ~		$20,000	20,008

Pacific Gas & Electric Co.
3.250% due 02/16/2024		15,260	15,083
3.400% due 08/15/2024		5,000	4,882
3.750% due 02/15/2024		1,399	1,386
3.850% due 11/15/2023		8,561	8,538

Southern California Edison Co.
1.100% due 04/01/2024		10,728	10,480
6.175% (SOFRINDX + 0.830%) due 04/01/2024 ~		24,239	24,241

Victoria Power Networks Finance Pty. Ltd.
4.645% (BBSW3M + 0.500%) due 08/23/2024 ~	AUD	8,300	5,315

			296,874

Total Corporate Bonds & Notes (Cost $4,357,776)			4,285,609

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

LOUISIANA 0.2%

Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007
5.926% (US0003M) due 02/15/2036 ~	$15,720	$14,611

PENNSYLVANIA 0.0%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
5.743% (SOFR90A) due 10/25/2036 ~	1,072	1,064

Total Municipal Bonds & Notes (Cost $16,235)		15,675

U.S. GOVERNMENT AGENCIES 12.2%

Fannie Mae
3.000% due 05/25/2028 - 06/25/2028 (a)	8,314	301
3.522% due 11/01/2035 •	27	26
3.675% due 09/01/2034 •	32	31
3.990% due 12/01/2036 •	1	1
4.030% due 11/01/2035 •	7	7
4.038% due 10/01/2035 •	5	5
4.063% due 07/01/2029 •	18	18
4.077% due 12/01/2036 •	3	3
4.165% due 01/01/2027 •	1	1
4.300% due 01/01/2036 •	22	22
4.323% due 03/01/2036 •	14	13
4.340% due 02/01/2033 •	2	2
4.347% due 05/01/2036 •	205	201
4.477% due 07/01/2028 •	1	1
4.527% due 05/01/2036 •	5	5
4.663% due 01/01/2036 •	2	2
4.738% due 01/01/2036 •	5	5
4.788% due 08/01/2035 •	4	3
4.885% due 02/01/2034 •	10	10
4.938% due 05/01/2035 •	41	40
4.961% due 09/01/2034 •	4	4
4.976% due 10/25/2042 ~	102	100
5.014% due 06/01/2035 •	17	17
5.055% due 05/01/2038 •	573	584
5.085% due 12/01/2040 •	8	8
5.090% due 06/01/2033 •	7	7
5.390% due 11/01/2034 •	25	26
5.420% due 11/01/2024 •	1	1
5.433% due 08/01/2029 •	60	59
5.442% due 05/01/2034 •	1	1
5.462% due 12/25/2036 - 07/25/2037 •	122	118
5.522% due 03/25/2034 •	3	3
5.532% due 03/25/2036 •	12	12
5.552% due 08/25/2034 •	11	11
5.629% due 02/25/2037 - 06/01/2043 •	394	385

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.630% due 03/01/2044 - 10/01/2044 •	$677	$655
5.648% due 07/01/2034 •	1	1
5.729% due 12/25/2028 •	8	8
5.749% due 06/25/2036 •	43	42
5.769% due 11/25/2036 •	41	40
5.779% due 04/25/2036 - 03/25/2044 •	250	247
5.791% due 06/01/2035 •	7	7
5.799% due 03/25/2036 •	20	19
5.820% due 05/01/2035 •	7	7
5.821% due 09/01/2034 •	22	21
5.828% due 03/17/2032 - 05/18/2032 •	106	106
5.829% due 06/25/2032 - 09/25/2032 •	15	15
5.859% due 07/25/2036 •	14	14
5.878% due 09/17/2027 •	1	1
5.879% due 10/25/2030 - 09/25/2037 •	53	53
5.928% due 07/18/2027 - 05/18/2032 •	20	20
5.929% due 04/25/2042 •	84	82
5.969% due 07/25/2037 •	78	77
5.985% due 09/01/2034 •	4	4
5.987% due 09/01/2035 •	5	4
6.029% due 07/01/2035 •	4	4
6.059% due 04/25/2031 •	28	28
6.199% due 06/25/2037 •	57	58
6.279% due 07/25/2038 •	1	1
6.329% due 04/25/2032 - 11/25/2049 •	8	8
6.429% due 11/25/2049 •	4	4
6.649% due 10/25/2038 •	15	15

Federal Home Loan Bank
5.500% due 05/08/2025 (h)	198,100	197,517
5.650% due 05/28/2025 (h)	114,000	113,795
5.710% due 03/14/2025	96,800	96,702

Freddie Mac
0.000% due 01/15/2038 ~(a)	5,683	251
2.500% due 10/25/2048	5,070	4,348
3.000% due 12/25/2046	2,449	2,033
3.500% due 12/25/2046	5,210	4,490
4.060% due 11/01/2035 •	6	6
4.199% due 10/01/2033 •	3	3
4.375% due 05/01/2034 •	6	6
5.000% due 08/15/2035	527	516
5.384% due 08/01/2035 •	1	1
5.520% due 05/28/2025	134,600	134,265
5.550% due 05/09/2025	181,450	180,775
5.650% due 03/07/2025	31,700	31,657
5.678% due 07/15/2034 •	5	5
5.680% due 04/03/2025 (j)	161,190	160,997
5.680% due 07/01/2033 •	5	5
5.730% due 04/03/2025	102,400	102,312
5.778% due 07/15/2036 •	121	120
5.783% due 08/01/2034 •	9	8
5.800% due 07/03/2025	102,400	102,284

24	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.826% due 10/25/2044 - 02/25/2045 •	$1,298	$1,186
5.828% due 06/15/2031 •	20	20
5.878% due 12/15/2031 - 09/15/2041 •	259	253
5.880% due 08/08/2025	25,900	25,845
5.908% due 11/15/2036 •	12	11
5.928% due 07/15/2039 - 02/15/2041 •	678	667
5.977% due 09/01/2035 •	16	16
5.978% due 06/15/2031 •	46	45
5.981% due 08/01/2035 •	10	10
6.028% due 06/15/2031 - 12/15/2037 •	63	62
6.128% due 03/15/2032 •	46	46
6.428% due 11/15/2033 - 10/15/2049 •	89	90
6.500% due 07/25/2043	103	104

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	3,624	3,113
2.625% (H15T1Y + 1.500%) due 08/20/2024 - 08/20/2025 ~	4	5
2.625% due 08/20/2027 - 08/20/2031 •	155	148
2.750% due 11/20/2026 - 12/20/2033 •	86	84
3.000% due 08/20/2027 - 09/20/2027 •	10	9
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 01/20/2026 ~	4	4
3.625% due 03/20/2029 - 03/20/2032 •	147	143
3.689% due 12/20/2068 •	3,174	3,086
3.834% due 12/20/2068 •	7,692	7,510
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	4	4
3.875% due 06/20/2027 - 05/20/2032 •	206	201
4.000% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2025 ~	1	1
4.646% due 11/20/2067 •	1,153	1,154
4.756% due 01/20/2066 •	2,833	2,809
4.952% due 03/20/2066 •	6,579	6,534
5.142% due 10/20/2066 •	1,501	1,499
5.374% due 12/20/2066 •	1,657	1,651
5.480% due 04/20/2066 •	2,162	2,145
6.282% due 11/20/2066 •	4,438	4,419
6.290% due 09/20/2073 «•	9,651	9,653
6.445% due 08/16/2039 •	106	107
6.464% due 04/20/2067 •	2,534	2,525
6.525% due 07/20/2067 •	2,692	2,694

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.304% due 05/20/2071 •		$12,765	$13,062

U.S. Small Business Administration
4.340% due 03/01/2024		1	1
5.370% due 04/01/2028		20	19
5.490% due 03/01/2028		10	10

Uniform Mortgage-Backed Security
4.000% due 04/01/2048 - 09/01/2049		36,723	33,184

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053 - 11/01/2053		55,200	49,197

Total U.S. Government Agencies (Cost $1,321,854)			1,308,996

U.S. TREASURY OBLIGATIONS 0.6%

U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2024 (h)		65,412	63,419

Total U.S. Treasury Obligations (Cost $63,418)			63,419

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%

280 Park Avenue Mortgage Trust
6.510% due 09/15/2034 •		13,500	13,141

Adjustable Rate Mortgage Trust
5.272% due 02/25/2035 «~		166	158

American Home Mortgage Assets Trust
5.624% due 05/25/2046 ^•		672	553
5.814% due 09/25/2046 ^•		287	271

Ashford Hospitality Trust
6.405% due 04/15/2035 •		5,469	5,374

Atrium Hotel Portfolio Trust
6.580% due 06/15/2035 •		17,200	16,872

Avon Finance
6.089% due 12/28/2049 •	GBP	54,300	65,922

BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •		$11,700	11,614
6.497% due 09/15/2038 •		4,200	3,983
6.580% due 03/15/2034 •		17,500	17,302

Banc of America Funding Trust
4.757% due 02/20/2036 ~		194	179

Banc of America Mortgage Trust
3.891% due 02/25/2036 ^~		19	17
5.750% due 07/20/2032 «~		2	2

Bear Stearns Adjustable Rate Mortgage Trust
2.800% due 11/25/2030 ~		15	14
3.881% due 05/25/2047 ^~		293	260

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Schedule of Investments PIMCO Short-Term Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 01/25/2034 ~	$15	$14
4.031% due 01/25/2035 ~	16	15
4.069% due 11/25/2034 ~	2,926	2,631
4.459% due 08/25/2033 ~	344	315
4.632% due 07/25/2033 ~	641	596
4.827% due 01/25/2034 ~	55	53
5.855% due 11/25/2034 ~	121	109

Bear Stearns ALT-A Trust
4.138% due 11/25/2036 ~	998	562
4.398% due 05/25/2035 ~	59	55
4.399% due 01/25/2036 ^~	346	316
4.598% due 09/25/2035 ^~	999	609
5.754% due 02/25/2034 •	244	218

Bear Stearns Asset-Backed Securities Trust
5.500% due 09/25/2033 þ	4,338	4,071

Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~	1,276	940
4.710% due 01/26/2036 ^~	1,715	1,250

Beast Mortgage Trust
6.497% due 03/15/2036 •	5,200	4,541

BIG Commercial Mortgage Trust
6.674% due 02/15/2039 •	13,700	13,486

BWAY Mortgage Trust
6.697% due 09/15/2036 •	9,200	8,630

BX Trust
6.146% due 01/15/2034 •	69,536	68,542

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.688% due 08/25/2035 •	43	40

Citigroup Commercial Mortgage Trust
6.402% due 12/15/2036 •	5,000	4,927

Citigroup Mortgage Loan Trust
3.250% due 03/25/2061 ~	1,463	1,379
4.319% due 03/25/2034 ~	20	17
4.510% due 09/25/2037 ^~	617	543
4.818% due 07/25/2046 ^~	89	81
5.000% due 05/25/2051 •	12,254	11,181
5.282% due 08/25/2035 ~	124	118
5.504% due 01/25/2037 •	106	93
6.285% due 09/25/2035 •	3	3
6.980% due 05/25/2035 •	24	23
7.110% due 10/25/2035 ^•	20	19

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •	13,900	13,628

Commercial Mortgage Trust
2.315% due 02/10/2037 ~	2,150	2,013

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
3.964% due 02/25/2037 ^~		$281	$241
5.619% due 02/20/2047 ^•		1,605	1,224
5.626% due 12/25/2035 •		177	146
5.626% due 02/25/2036 •		124	112
5.634% due 12/20/2046 ^•		1,065	904
5.649% due 07/20/2046 ^•		531	421
5.754% due 02/25/2047 •		57	51
5.794% due 05/25/2047 •		1,005	847
5.814% due 09/25/2046 ^•		301	277
5.854% due 07/25/2046 •		103	89
6.000% due 04/25/2037 ^		102	46
6.250% due 12/25/2033 «		42	39

Countrywide Home Loan Mortgage Pass-Through Trust
4.125% due 07/19/2031 «~		2	2
4.163% due 09/25/2047 ^~		53	47
5.894% due 05/25/2035 •		91	71
6.014% due 04/25/2035 «•		8	7

Countrywide Home Loan Reperforming REMIC Trust
4.388% due 01/25/2034 ^~		6	5
5.774% due 06/25/2035 •		803	737

Credit Suisse First Boston Mortgage Securities Corp.
4.498% due 11/25/2033 «~		111	99
4.768% due 11/25/2034 «~		119	111
5.823% due 03/25/2032 ~		15	14

Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		10,788	10,094
2.215% due 11/25/2061 ~		1,377	1,321
2.688% due 03/25/2059 ~		7,466	7,304
3.064% due 12/26/2059 ~		1,829	1,808
3.904% due 04/25/2062 ~		3,060	2,814
5.000% due 07/25/2056 •		11,585	10,599
6.194% due 07/15/2032 •		6,910	6,623

Dutch Property Finance BV
4.364% due 07/28/2054 •	EUR	389	411

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		$371	356

Eurohome U.K. Mortgages PLC
5.731% due 06/15/2044 •	GBP	400	474

European Loan Conduit DAC
4.799% due 02/17/2030 •	EUR	10,225	10,574

Extended Stay America Trust
6.526% due 07/15/2038 •		$95,334	94,617

26	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Mortgage Pass-Through Trust
5.466% due 08/25/2035 ~		$96	$67

FirstKey Master Funding
3.000% due 05/27/2036 ~		2,131	1,855

FWD Securitization Trust
2.240% due 01/25/2050 ~		2,916	2,648

GCAT Trust
1.091% due 05/25/2066 ~		13,529	10,856
1.348% due 05/25/2066 ~		1,359	1,094
2.650% due 10/25/2068 ~		1,084	1,014
2.885% due 12/27/2066 ~		28,267	24,535

GCT Commercial Mortgage Trust
6.247% due 02/15/2038 •		16,100	12,717

Gemgarto PLC
5.809% due 12/16/2067 •	GBP	3,533	4,291

Ginnie Mae
6.250% due 10/20/2073 «(b)		$14,600	14,618
6.314% due 05/20/2073 •		23,764	23,868
6.414% due 05/20/2073 •		5,368	5,426

GMAC Mortgage Corp. Loan Trust
4.019% due 08/19/2034 «~		200	170

Great Hall Mortgages PLC
4.017% due 06/18/2038 •	EUR	199	209
5.468% due 03/18/2039 •	GBP	363	440
5.488% due 06/18/2038 •		147	178

GreenPoint Mortgage Funding Trust
5.874% due 06/25/2045 •		$81	76
5.894% due 06/25/2045 •		47	34
5.974% due 11/25/2045 •		112	96

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •		10,600	10,597

GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		9,677	8,830
5.000% due 02/25/2052 •		25,989	23,720

GSMPS Mortgage Loan Trust
8.500% due 01/25/2036 «		69	63

GSR Mortgage Loan Trust
3.572% due 04/25/2036 ~		114	76
3.922% due 01/25/2036 ^~		97	89
4.353% due 09/25/2035 ~		302	281

HarborView Mortgage Loan Trust
4.685% due 08/19/2036 ^«~		10	9
5.328% due 04/19/2034 «~		7	6
5.702% due 03/19/2037 •		344	303
5.882% due 05/19/2035 •		379	347
5.922% due 03/19/2036 ^•		1,145	992

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HPLY Trust
6.443% due 11/15/2036 •		$20,444	$20,289

Impac CMB Trust
6.074% due 03/25/2035 •		951	838

IndyMac Adjustable Rate Mortgage Trust
5.292% due 01/25/2032 «~		1	1

IndyMac IMSC Mortgage Loan Trust
5.794% due 07/25/2047 •		278	189

IndyMac INDX Mortgage Loan Trust
3.913% due 12/25/2034 ~		8	7
5.814% due 09/25/2046 •		534	452
5.834% due 06/25/2046 •		213	164
5.854% due 05/25/2046 •		80	69
5.914% due 07/25/2035 •		57	52

InTown Mortgage Trust
7.821% due 08/15/2039 •		28,500	28,593

JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		4,221	4,030
4.128% due 07/05/2031		5,000	4,525
6.546% due 12/15/2036 •		8,500	6,544
6.589% due 06/15/2035 •		23,840	21,690
6.830% due 12/15/2031 •		4,825	4,127

JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,648	1,418
3.500% due 08/25/2050 ~		304	256
3.576% due 04/25/2035 ~		554	445
5.000% due 02/25/2052 •		10,459	9,580

Kinbane DAC
4.719% due 09/25/2062 ~	EUR	18,414	19,354

Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		$3,231	3,024
1.875% due 10/25/2068 þ		11,701	10,829
2.250% due 07/25/2067 þ		6,745	6,256

Luminent Mortgage Trust
5.774% due 12/25/2036 •		342	294
5.794% due 12/25/2036 ^•		51	46
5.834% due 10/25/2046 •		86	75

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~		183	171
5.644% due 04/25/2046 •		169	148

MASTR Alternative Loan Trust
6.000% due 08/25/2033		194	185

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •		191	181

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •		177	166
6.019% due 10/20/2029 •		151	152
6.307% due 08/15/2032 •		11	10

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
5.854% due 02/25/2036 •		$1,028	$960
5.934% due 11/25/2035 •		107	100
7.404% due 12/25/2032 «•		2	1

Merrill Lynch Mortgage-Backed Securities Trust
3.725% due 04/25/2037 ^~		177	157

MFA Trust
1.131% due 07/25/2060 ~		1,575	1,362
1.479% due 03/25/2065 ~		1,374	1,257

Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		11,144	10,243
2.750% due 08/25/2059 ~		10,983	10,238

Morgan Stanley Bank of America Merrill Lynch Trust
3.040% due 04/15/2048		866	844

Morgan Stanley Capital Trust
6.447% due 05/15/2036 •		11,400	10,603

Morgan Stanley Mortgage Loan Trust
5.874% due 02/25/2047 •		662	182
6.466% due 06/25/2036 ~		24	24

Morgan Stanley Residential Mortgage Loan Trust
5.000% due 09/25/2051 •		11,749	10,809

MortgageIT Mortgage Loan Trust
6.174% due 12/25/2034 •		156	151

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		2,320	2,055
2.464% due 01/26/2060 ~		970	874
3.500% due 12/25/2057 ~		1,745	1,632
3.500% due 10/25/2059 ~		1,545	1,412
4.500% due 05/25/2058 ~		6,923	6,529

New York Mortgage Trust
1.670% due 08/25/2061 þ		16,803	15,306

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •		55,900	49,955

OBX Trust
5.000% due 10/25/2051 •		5,858	5,361
6.084% due 06/25/2057 •		701	667

One New York Plaza Trust
6.397% due 01/15/2036 •		27,900	26,551

Residential Accredit Loans, Inc. Trust
5.734% due 08/25/2035 •		275	203
5.854% due 04/25/2046 •		136	38
5.934% due 08/25/2037 •		114	103
5.986% due 09/25/2045 •		174	150

Residential Asset Securitization Trust
5.080% due 12/25/2034 ~		675	619
5.750% due 02/25/2036 ^		80	31

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032 «		8	8

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •	GBP	19,207	23,491

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RESIMAC Premier
6.144% due 07/10/2052 •		$3,802	$3,793

Sage AR Funding PLC
6.469% due 11/17/2030 •	GBP	4,800	5,774

Sequoia Mortgage Trust
3.520% due 01/20/2047 ^~		$62	40
5.424% due 04/20/2035 «~		25	24
5.839% due 05/20/2035 •		808	694
5.911% due 05/20/2034 «•		100	98
6.199% due 10/20/2027 «•		52	49

Silverstone Master Issuer PLC
5.914% due 01/21/2070 •	GBP	9,120	11,133

SLM Student Loan Trust
6.066% due 04/25/2049		$223	222
6.216% due 07/25/2049		1,610	1,581
7.016% due 10/25/2023		2,722	2,726

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	10,523	12,849

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 08/25/2035 ~		$163	140
6.026% due 01/25/2035 ^•		22	19
6.379% due 02/25/2034 ~		14	13

Structured Asset Mortgage Investments Trust
5.694% due 03/25/2037 •		255	85
5.814% due 07/25/2046 ^•		874	608
5.874% due 05/25/2036 •		2,128	1,666
5.874% due 05/25/2046 •		598	202
5.894% due 05/25/2045 •		123	110
5.942% due 07/19/2035 •		40	38
5.994% due 02/25/2036 ^•		8	6
6.022% due 07/19/2034 «•		3	3
6.102% due 09/19/2032 •		3	3
6.142% due 03/19/2034 •		63	58
6.142% due 04/19/2035 •		348	310

Tharaldson Hotel Portfolio Trust
6.492% due 11/11/2034 •		10,207	10,112

Thornburg Mortgage Securities Trust
3.901% due 04/25/2045 «~		29	26

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	4,337	5,298
6.509% due 07/20/2045 •		30,245	36,905
6.688% due 02/20/2045 •		4,428	5,403
7.018% due 02/20/2054 •		5,321	6,500

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$16,383	15,207

28	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 07/25/2057 ~		$2,444	$2,390
3.750% due 05/25/2058 ~		14,787	14,020
6.434% due 05/25/2058 •		7,035	7,098
6.434% due 10/25/2059 •		4,979	4,975

Trinity Square PLC
6.000% due 07/15/2059 •	GBP	14,049	17,122

TTAN
6.297% due 03/15/2038 •		$2,320	2,288

Verus Securitization Trust
1.977% due 03/25/2060 ~		159	156
5.811% due 05/25/2068 þ		7,127	6,990
6.443% due 08/25/2068 þ		4,100	4,092
6.476% due 06/25/2068 þ		14,300	14,227

WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~		158	132
3.309% due 04/25/2037 ^~		111	96
3.318% due 05/25/2037 ^~		201	154
3.527% due 12/25/2036 ^~		110	95
3.649% due 02/25/2037 ^~		213	182
3.678% due 02/25/2037 ^~		230	204
3.835% due 02/25/2037 ^~		564	495
3.968% due 12/25/2046 •		345	321
4.014% due 03/25/2033 ~		13	12
4.140% due 02/27/2034 •		12	11
4.269% due 12/25/2046 ^•		243	203
4.269% due 12/25/2046 •		495	427
4.479% due 09/25/2036 ^~		149	123
4.516% due 06/25/2034 «~		296	262
5.326% due 02/25/2047 ^•		204	169
5.356% due 01/25/2047 •		115	105
5.366% due 01/25/2047 ^•		236	207
5.386% due 04/25/2047 •		394	339
5.626% due 02/25/2046 •		642	559
5.626% due 08/25/2046 •		2,717	2,469
5.674% due 07/25/2046 •		101	82
5.674% due 08/25/2046 •		1,158	928
5.683% due 09/25/2033 ~		335	309
5.704% due 12/25/2045 •		44	41
5.826% due 11/25/2042 •		68	62
5.876% due 01/25/2047 •		82	72
5.913% due 09/25/2033 «~		63	56
5.954% due 11/25/2045 •		39	35

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.014% due 10/25/2045 •		$268	$250
6.026% due 06/25/2042 •		61	56
6.026% due 08/25/2042 •		101	95
6.054% due 01/25/2045 •		29	28
6.126% due 09/25/2046 •		160	147
6.126% due 11/25/2046 •		67	57
6.154% due 10/25/2045 •		447	413
6.214% due 01/25/2045 •		792	728

Warwick Finance Residential Mortgages PLC
6.238% due 03/21/2042 •	GBP	2,533	3,092

Washington Mutual Mortgage Pass-Through Certificates Trust
5.596% due 05/25/2046 ^•		$182	144

Wells Fargo Commercial Mortgage Trust
6.997% due 01/15/2059 •		3,500	3,457

Wells Fargo-RBS Commercial Mortgage Trust
3.369% due 11/15/2047		3,258	3,204
6.007% due 08/15/2047 •		1,540	1,539

Total Non-Agency Mortgage-Backed Securities (Cost $1,181,647)			1,121,159

ASSET-BACKED SECURITIES 31.9%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		4,594	4,301

AASET Trust
3.844% due 01/16/2038		5,928	3,912

ABFC Trust
6.134% due 06/25/2034 •		253	245
6.409% due 06/25/2033 •		573	564

ACAS CLO Ltd.
6.462% due 10/18/2028 •		19,178	19,120

Accredited Mortgage Loan Trust
5.694% due 09/25/2036 •		1,725	1,694

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •		8	3
6.214% due 04/25/2034 •		12,117	11,216
6.469% due 10/25/2034 •		1,905	1,772

ACHV ABS Trust
6.600% due 08/19/2030		855	856

ACREC LLC
7.562% due 02/19/2038 •		6,300	6,313

Ally Auto Receivables Trust
5.760% due 11/15/2026		25,400	25,388

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		11,441	11,439

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.214% due 05/25/2034 •		49	48

Amortizing Residential Collateral Trust
6.134% due 10/25/2031 •		91	87

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AMRESCO Residential Securities Corp. Mortgage Loan Trust
6.374% due 06/25/2029 •		$77	$72

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		42,876	42,822
6.710% due 07/15/2032 •		28,400	28,261

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		5,663	5,676

Apidos CLO
6.500% due 07/17/2030 •		5,506	5,492

Apres Static CLO Ltd.
6.640% due 10/15/2028 •		5,368	5,371

Aqueduct European CLO DAC
4.345% due 07/20/2030 •	EUR	21,594	22,689

AREIT LLC
7.573% due 06/17/2039 •		$26,300	26,408

AREIT Trust
6.525% due 11/17/2038 •		15,016	14,812

Ares CLO Ltd.
6.440% due 01/15/2029 •		5,412	5,404
6.620% due 01/15/2032 •		15,000	14,960
6.622% due 04/18/2031 •		10,200	10,154

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.560% due 12/25/2033 «•		372	406

Asset-Backed Securities Corp. Home Equity Loan Trust
2.923% due 07/25/2036 •		1,150	1,089
5.514% due 05/25/2037 •		18	12

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		36,305	34,583

Bain Capital Euro CLO DAC
4.445% due 01/20/2032 •	EUR	14,813	15,359

Bank of America Auto Trust
5.830% due 05/15/2026		$23,700	23,690

Bear Stearns Asset-Backed Securities Trust
6.094% due 10/25/2032 «•		12	12
6.169% due 09/25/2035 •		3,357	3,335
6.234% due 10/27/2032 •		28	28
6.434% due 11/25/2042 •		11	11
6.684% due 08/25/2037 •		92	90

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		9,592	9,576

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •		26,513	26,440

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	742	779

BMW Canada Auto Trust
5.430% due 01/20/2026	CAD	34,112	25,035

BMW Vehicle Lease Trust
5.270% due 02/25/2025		$3,350	3,342

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brightspire Capital Ltd.
6.592% due 08/19/2038 •		$15,500	$15,102

BXMT Ltd.
6.847% due 11/15/2037 •		2,554	2,464

Capital One Prime Auto Receivables Trust
3.740% due 09/15/2025		9,914	9,842

CARDS Trust
6.168% due 07/17/2028 •		30,000	30,091

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •	EUR	12,339	12,797

Carlyle Global Market Strategies CLO Ltd.
6.540% due 04/17/2031 •		$1,589	1,584

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		12,841	12,788

Carmax Auto Owner Trust
5.230% due 01/15/2026		8,666	8,642

Carmax Auto Owner Trust
5.340% due 12/15/2025		6,214	6,202
5.720% due 11/16/2026		5,800	5,797
6.163% due 06/15/2026 •		18,100	18,146

Carvana Auto Receivables Trust
4.420% due 12/10/2025		2,780	2,769

Chase Funding Trust
6.074% due 08/25/2032 •		19	18

Chesapeake Funding LLC
6.563% due 05/15/2035 •		11,890	11,918

CIFC Funding Ltd.
6.557% due 10/24/2030 •		30,784	30,750
6.679% due 04/27/2031 •		400	399

Citibank Credit Card Issuance Trust
6.058% due 04/22/2026 •		34,800	34,890

Citigroup Mortgage Loan Trust
5.494% due 07/25/2045 •		199	137

Citizens Auto Receivables Trust
6.090% due 10/15/2026		30,700	30,710
6.130% due 07/15/2026		9,300	9,309
6.263% due 07/15/2026 •		14,000	14,039

CLNC Ltd.
6.692% due 08/20/2035 •		1,155	1,149

CNH Equipment Trust
5.900% due 02/16/2027		37,100	37,123

Commonbond Student Loan Trust
2.550% due 05/25/2041		1,065	983
3.560% due 09/25/2045		887	821

Countrywide Asset-Backed Certificates Trust
5.724% due 05/25/2047 •		136	128
5.734% due 09/25/2046 •		15	15
5.974% due 12/25/2034 •		3,621	3,487
6.174% due 05/25/2032 «•		45	43
6.234% due 10/25/2047 •		1,207	1,076
6.259% due 03/25/2034 •		886	883

30	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.334% due 05/25/2036 •		$319	$307
6.934% due 10/25/2034 •		1,275	1,253

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •		1	1

Credit-Based Asset Servicing & Securitization LLC
3.001% due 08/25/2035 •		594	586
5.554% due 07/25/2037 •		201	128

Credit-Based Asset Servicing & Securitization Trust
5.554% due 11/25/2036 •		34	15

Crestline Denali CLO Ltd.
6.747% due 10/23/2031 •		29,408	29,320

CVC Cordatus Loan Fund DAC
4.475% due 09/15/2031 •	EUR	19,442	20,200

CWHEQ Revolving Home Equity Loan Trust
5.587% due 01/15/2037 «•		$5	4

Daimler Trucks Retail Trust
5.070% due 09/16/2024		24,700	24,660
6.030% due 09/15/2025		26,900	26,912

Dell Equipment Finance Trust
5.840% due 01/22/2029		19,200	19,186

Delta Funding Home Equity Loan Trust
6.267% due 09/15/2029 «•		15	14

DLLAA LLC
5.930% due 07/20/2026		11,500	11,501

Dryden Euro CLO DAC
4.323% due 04/15/2033 •	EUR	9,366	9,654

ECMC Group Student Loan Trust
6.179% due 02/27/2068 •		$14,953	14,677
6.429% due 07/25/2069 •		8,048	7,941
6.479% due 05/25/2067 •		1,015	1,001

Edsouth Indenture LLC
6.159% due 04/25/2039 •		713	710

EFS Volunteer LLC
6.166% due 10/25/2035 •		602	601

Elevation CLO Ltd.
6.563% due 10/25/2030 •		18,981	18,938

ELFI Graduate Loan Program LLC
1.530% due 12/26/2046		25,547	21,616

EMC Mortgage Loan Trust
6.174% due 05/25/2040 •		20	20

Enterprise Fleet Financing LLC
4.380% due 07/20/2029		11,041	10,813
5.330% due 03/20/2024		2,607	2,606
5.760% due 10/22/2029		35,411	35,316

Euro-Galaxy CLO DAC
4.318% due 04/24/2034 •	EUR	3,748	3,883

Fifth Third Auto Trust
5.800% due 11/16/2026		$21,700	21,689

Finance America Mortgage Loan Trust
6.259% due 08/25/2034 •		5,490	5,135

First Franklin Mortgage Loan Trust
5.594% due 11/25/2036 •		682	667

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First NLC Trust
5.504% due 08/25/2037 •		$328	$165

Ford Auto Securitization Trust
1.162% due 10/15/2025	CAD	11,601	8,405

Ford Auto Securitization Trust Asset-Backed Notes
4.956% due 10/15/2024		1,771	1,299

Ford Credit Auto Lease Trust
5.190% due 06/15/2025		$11,450	11,424
5.905% due 02/15/2026 •		61,900	61,927

Ford Credit Auto Owner Trust
5.140% due 03/15/2026		7,601	7,572
5.833% due 04/15/2025 •		8,893	8,895
6.073% due 08/15/2025 •		14,012	14,023

Fremont Home Loan Trust
6.169% due 01/25/2035 •		576	557

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		5,027	5,032
6.660% due 07/15/2031 •		9,900	9,872

GM Financial Automobile Leasing Trust
4.010% due 10/21/2024		2,639	2,631
6.024% due 10/21/2024 •		2,873	2,874

GM Financial Consumer Automobile Receivables Trust
5.100% due 05/18/2026		16,600	16,514
5.740% due 09/16/2026		24,200	24,193
5.963% due 11/17/2025 •		21,876	21,895
6.063% due 05/18/2026 •		16,300	16,321

GMF Canada Leasing Trust Asset-Backed Notes
5.458% due 04/21/2025	CAD	15,728	11,733

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		$5,163	5,151

GPMT Ltd.
6.788% due 12/15/2036 •		15,000	14,547

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •		6,682	6,617

Greywolf CLO Ltd.
6.773% due 01/27/2031 •		6,000	5,992

GSAA Home Equity Trust
5.974% due 07/25/2037 •		397	364

GSAMP Trust
5.504% due 12/25/2036 •		263	128
5.954% due 06/25/2036 •		3,097	2,941
6.184% due 01/25/2034 •		925	878

GSRPM Mortgage Loan Trust
5.934% due 03/25/2035 •		876	873

Harvest CLO DAC
4.423% due 07/15/2031 •	EUR	9,500	9,838

HERA Commercial Mortgage Ltd.
6.495% due 02/18/2038 •		$7,161	6,938

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		11,200	11,122

Home Equity Asset Trust
6.019% due 07/25/2036 •		2,165	2,120

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.354% due 02/25/2033 «•		$1	$1
6.379% due 06/25/2034 •		1,900	1,858

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026		11,000	10,955

HSI Asset Loan Obligation Trust
4.038% due 12/25/2036 •		83	26

HSI Asset Securitization Corp. Trust
5.754% due 05/25/2037 •		30	30
5.929% due 02/25/2036 •		1,931	1,787

Hyundai Auto Lease Securitization Trust
5.915% due 03/16/2026 •		34,000	34,013
5.953% due 04/15/2025 •		10,534	10,544
6.013% due 01/15/2025 •		5,717	5,721
6.063% due 09/15/2025 •		8,700	8,717

Hyundai Auto Receivables Trust
5.190% due 12/15/2025		17,700	17,638
5.770% due 05/15/2026		19,600	19,591
6.063% due 12/15/2025 •		23,600	23,637
6.093% due 11/17/2025 •		41,193	41,243

Invesco Euro CLO DAC
4.313% due 07/15/2031 •	EUR	2,500	2,588

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		$1,856	1,822
5.674% due 05/25/2037 •		545	539
5.839% due 07/25/2036 •		1,810	1,749

Jubilee CLO DAC
4.273% due 04/15/2030 •	EUR	6,300	6,576

KKR CLO Ltd.
6.512% due 07/18/2030 •		$11,996	11,992
6.520% due 07/15/2030 •		9,536	9,495

LAD Auto Receivables Trust
5.930% due 06/15/2027		27,045	26,981
6.090% due 06/15/2026		13,000	12,996

Laurelin DAC
4.425% due 10/20/2031 •	EUR	31,700	33,053

LCM LP
6.588% due 07/20/2030 •		$26,514	26,514

Lehman ABS Mortgage Loan Trust
5.524% due 06/25/2037 •		221	140

LL ABS Trust
1.070% due 05/15/2029		921	907

LoanCore Issuer Ltd.
6.228% due 07/15/2035 •		1,813	1,804
6.747% due 07/15/2036 •		5,000	4,913

Long Beach Mortgage Loan Trust
5.994% due 10/25/2034 •		359	338
6.134% due 03/25/2032 «•		16	15
6.409% due 04/25/2035 •		7,665	7,535
6.454% due 08/25/2033 •		249	247

M&T Equipment Notes
6.090% due 07/15/2030		33,600	33,545

M360 Ltd.
6.938% due 11/22/2038 •		22,500	22,110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison Park Funding Ltd.
6.527% due 01/22/2028 •	$9,003	$8,969

Marble Point CLO Ltd.
6.610% due 10/15/2030 •	35,033	34,976

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •	288	288

Master Credit Card Trust
6.163% due 01/21/2027 •	91,000	91,028

MASTR Asset-Backed Securities Trust
5.484% due 01/25/2037 •	253	72
5.534% due 11/25/2036 •	47	15
6.134% due 09/25/2034 •	5,865	5,000
6.214% due 02/25/2034 •	817	788

Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026	24,937	24,850
5.260% due 10/15/2025	6,981	6,966

Merrill Lynch Mortgage Investors Trust
5.594% due 09/25/2037 •	3	1
5.674% due 02/25/2037 •	253	76

MF1 Ltd.
6.525% due 10/16/2036 •	52,000	51,106
7.147% due 11/15/2035 •	21,964	21,906

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •	22,533	22,346

MidOcean Credit CLO
6.661% due 01/29/2030 •	12,898	12,912
6.691% due 02/20/2031 •	29,342	29,326

MKS CLO Ltd.
6.588% due 07/20/2030 •	5,832	5,825

MMAF Equipment Finance LLC
5.570% due 09/09/2025	40,453	40,282
5.790% due 11/13/2026	18,700	18,665

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 05/25/2037 •	84	70
5.634% due 09/25/2036 •	17	6
6.054% due 12/25/2035 •	418	401
6.334% due 05/25/2034 •	11,751	11,438

Morgan Stanley Home Equity Loan Trust
6.424% due 05/25/2035 •	639	618

Morgan Stanley IXIS Real Estate Capital Trust
5.484% due 11/25/2036 •	8	3

Mountain View CLO LLC
6.660% due 10/16/2029 •	8,303	8,311

Navient Private Education Loan Trust
2.460% due 11/15/2068	1,627	1,504
6.897% due 07/16/2040 •	5,490	5,490

Navient Private Education Refi Loan Trust
1.060% due 10/15/2069	651	554
1.170% due 09/16/2069	7,239	6,412
1.330% due 04/15/2069	7,591	6,672
1.690% due 05/15/2069	12,344	11,002
6.447% due 04/15/2069 •	7,919	7,831

32	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Student Loan Trust
6.229% due 07/26/2066 •		$10,473	$10,396
6.479% due 12/27/2066 •		15,973	15,919

Nelnet Student Loan Trust
5.874% due 09/27/2066 •		9,384	9,343
6.029% due 02/27/2051 •		2,499	2,480
6.129% due 09/27/2038 •		2,788	2,758
6.229% due 09/25/2065 •		1,847	1,835
6.234% due 08/25/2067 •		20,425	20,222
6.279% due 02/25/2066 •		2,106	2,079
6.329% due 06/27/2067 •		40,289	39,890

Neuberger Berman CLO Ltd.
6.502% due 10/18/2029 •		4,157	4,153

New Century Home Equity Loan Trust
5.794% due 05/25/2036 •		100	98
6.364% due 11/25/2034 •		1,777	1,708

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.584% due 07/25/2036 •		2,777	2,517

Northstar Education Finance, Inc.
6.129% due 12/26/2031 •		747	747

NovaStar Mortgage Funding Trust
6.094% due 01/25/2036 •		2,363	2,311
6.514% due 06/25/2035 •		1,067	1,067

Oak Hill European Credit Partners DAC
4.445% due 10/20/2031 •	EUR	35,989	37,481

Oaktree CLO Ltd.
6.717% due 04/22/2030 •		$14,200	14,092

OCP CLO Ltd.
6.708% due 07/20/2029 •		1,725	1,723

OCP Euro CLO DAC
4.578% due 09/22/2034 •	EUR	9,000	9,390

OZLM Ltd.
6.663% due 05/16/2030 •		$16,287	16,259
6.688% due 10/20/2031 •		3,800	3,794

Palmer Square European Loan Funding DAC
4.443% due 04/15/2031 •	EUR	23,665	24,759

Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •		$7,486	7,452
6.488% due 04/20/2029 •		2,098	2,099

Pawneee Equipment Receivables LLC
4.840% due 02/15/2028		2,102	2,096

PFP Ltd.
6.446% due 08/09/2037 •		10,894	10,774
7.607% due 08/19/2035 •		18,600	18,675

PFS Financing Corp.
6.463% due 08/15/2027 •		54,200	54,270

PRET LLC
1.868% due 07/25/2051 þ		2,869	2,667
1.992% due 02/25/2061 þ		7,273	6,893
2.240% due 09/27/2060 þ		3,130	3,030
2.487% due 07/25/2051 þ		5,349	5,106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RAAC Trust
5.984% due 01/25/2046 •	$2,388	$2,353

Ready Capital Mortgage Financing LLC
6.384% due 07/25/2036 •	4,736	4,666
6.965% due 01/25/2037 •	31,197	31,321
7.694% due 10/25/2039 •	7,534	7,564

Regatta Funding Ltd.
6.820% due 10/17/2030 •	1,284	1,284

Renaissance Home Equity Loan Trust
3.925% due 08/25/2033 •	272	243
6.154% due 11/25/2034 •	125	108

Residential Asset Mortgage Products Trust
5.605% due 01/25/2034 •	1,045	1,031
6.124% due 10/25/2035 •	37	36
6.214% due 07/25/2035 •	324	319

Residential Asset Securities Corp. Trust
6.079% due 03/25/2035 «•	177	172

Saranac CLO Ltd.
6.807% due 08/13/2031 •	3,300	3,291

SBA Tower Trust
3.869% due 10/15/2049 þ	9,800	9,541

Sculptor CLO Ltd.
6.840% due 01/15/2031 •	19,700	19,721

Securitized Asset-Backed Receivables LLC Trust
6.104% due 08/25/2034 •	3,243	2,938
6.109% due 01/25/2035 •	438	412

SFS Auto Receivables Securitization Trust
5.890% due 03/22/2027	1,200	1,199
6.114% due 03/22/2027 •	5,000	5,004

SLC Student Loan Trust
5.451% due 05/15/2029 •	2,011	2,002

SLM Student Loan Trust
5.456% due 10/27/2031 •	4,270	4,264
5.466% due 10/25/2029 •	817	816
5.879% due 06/25/2043 •	7,867	7,753
5.916% due 10/25/2029 •	5,919	5,903
6.079% due 12/27/2038 •	1,442	1,411
6.129% due 01/25/2029 •	3,233	3,111

SMB Private Education Loan Trust
1.340% due 03/17/2053	10,225	8,979
1.600% due 09/15/2054	8,938	7,930
2.340% due 09/15/2034	206	200
6.284% due 09/15/2054 •	32,772	32,251
6.714% due 11/15/2052 •	13,100	13,140
6.897% due 02/17/2032 •	829	830
6.947% due 04/15/2032 •	1,712	1,714
7.163% due 05/16/2050 •	4,526	4,567

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	8,686	8,667
6.210% due 04/15/2031	7,281	7,273

SoFi Professional Loan Program LLC
3.020% due 02/25/2040	279	264

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO Short-Term Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SoFi Professional Loan Program Trust
1.950% due 02/15/2046		$10,831	$9,671

Sound Point CLO Ltd.
6.507% due 01/23/2029 •		404	404
6.593% due 07/25/2030 •		30,697	30,627
6.597% due 01/23/2029 •		48	48
6.638% due 10/20/2028 •		888	889

Soundview Home Loan Trust
5.974% due 03/25/2036 •		909	894
5.994% due 05/25/2036 •		9,686	9,255

Specialty Underwriting & Residential Finance Trust
6.409% due 12/25/2035 •		385	377

Stonepeak ABS
2.301% due 02/28/2033		6,266	5,688

Structured Asset Securities Corp. Mortgage Loan Trust
6.944% due 04/25/2035 •		164	161

Symphony CLO Ltd.
6.530% due 04/16/2031 •		3,005	3,002

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		18,507	18,394

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		44,400	44,191

TCW CLO Ltd.
6.583% due 04/25/2031 •		3,787	3,778

Terwin Mortgage Trust
5.854% due 07/25/2037 •		399	394

Tesla Auto Lease Trust
5.860% due 08/20/2025		30,700	30,663
6.020% due 09/22/2025		32,100	32,103

Toro European CLO DAC
4.581% due 01/12/2032 •	EUR	8,600	8,950

Towd Point Asset Trust
6.139% due 11/20/2061 •		$17,021	16,785

Toyota Auto Receivables Owner Trust
3.830% due 08/15/2025		2,372	2,356
5.600% due 08/17/2026		16,300	16,268
5.883% due 08/15/2025 •		5,743	5,746
6.022% due 01/15/2026 •		20,445	20,469

Toyota Lease Owner Trust
5.865% due 04/20/2026 •		46,600	46,621

Trillium Credit Card Trust
6.174% due 08/28/2028 •		112,600	112,711

USAA Auto Owner Trust
5.830% due 07/15/2026		21,200	21,198

Venture CLO Ltd.
6.450% due 04/15/2027 •		18,372	18,366
6.488% due 10/20/2028 •		15,045	15,029
6.616% due 09/07/2030 •		17,139	17,095
6.630% due 07/15/2031 •		9,400	9,389
6.688% due 01/20/2029 •		20,357	20,349
6.718% due 04/20/2032 •		16,700	16,433

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vibrant CLO Ltd.
6.628% due 09/15/2030 •		$40,617	$40,580
6.708% due 07/20/2032 •		7,650	7,598

VMC Finance LLC
6.545% due 06/16/2036 •		2,585	2,549

Volkswagen Auto Lease Trust
5.730% due 01/20/2026 •		33,000	33,015

Volkswagen Auto Loan Enhanced Trust
5.500% due 12/21/2026		45,600	45,464

Voya CLO Ltd.
6.570% due 10/15/2030 •		1,854	1,849

Washington Mutual Asset-Backed Certificates Trust
4.014% due 10/25/2036 •		45	16

Wind River CLO Ltd.
6.650% due 07/15/2031 •		37,700	37,484

World Omni Auto Receivables Trust
3.730% due 03/16/2026		7,596	7,531
5.180% due 07/15/2026		11,651	11,600
5.250% due 11/16/2026		11,300	11,250
5.570% due 12/15/2026		13,200	13,171

World Omni Automobile Lease Securitization Trust
6.073% due 11/17/2025 •		7,712	7,725

Total Asset-Backed Securities (Cost $3,473,764)			3,414,989

SOVEREIGN ISSUES 0.0%

Israel Government International Bond
3.750% due 03/31/2024	ILS	5,800	1,515

Total Sovereign Issues (Cost $1,574)			1,515

SHORT-TERM INSTRUMENTS 23.9%

COMMERCIAL PAPER 6.1%

Arrow Electronics, Inc.
5.850% due 10/03/2023		$41,400	41,374

34	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AT&T, Inc.
5.700% due 11/21/2023	$103,700	$102,863

Crown Castle, Inc.
6.000% due 11/02/2023	63,200	62,852
6.020% due 10/17/2023	74,100	73,886
6.020% due 10/18/2023	7,100	7,078
6.050% due 10/03/2023	8,900	8,894
6.050% due 10/05/2023	7,800	7,793

Energy Transfer LP
5.850% due 10/12/2023	25,600	25,547

Global Payments, Inc.
6.030% due 10/10/2023	21,650	21,610
6.030% due 10/11/2023	30,850	30,788
6.030% due 10/16/2023	86,350	86,101
6.030% due 10/19/2023	14,700	14,650
6.030% due 10/25/2023	7,800	7,766

Marathon Oil Corp.
6.000% due 10/06/2023	13,600	13,586
6.030% due 10/13/2023	6,850	6,835

Targa Resources Corp.
6.150% due 10/26/2023	3,900	3,885
6.150% due 10/27/2023	25,000	24,898

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	54,400	54,373
6.050% due 10/03/2023	54,600	54,564
6.050% due 10/13/2023	4,700	4,689

		654,032

REPURCHASE AGREEMENTS (g) 0.0%
		1,244

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.0%

CCG Receivables Trust
5.395% due 03/14/2024	$3,186	$3,184

U.S. TREASURY BILLS 17.8%
5.465% due 11/21/2023 - 01/30/2024 (b)(c)(d)(l)	1,918,036	1,897,644

Total Short-Term Instruments (Cost $2,556,547)		2,556,104

Total Investments in Securities (Cost $12,994,684)		12,788,757

	SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	18,585	181

Total Short-Term Instruments (Cost $181)		181

Total Investments in Affiliates (Cost $181)		181

Total Investments 119.6% (Cost $12,994,865)		$12,788,938

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $(12,344))		15,793
Other Assets and Liabilities, net (19.7)%		(2,111,074)

Net Assets 100.0%		$10,693,657

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Schedule of Investments PIMCO Short-Term Fund (Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Suisse AG	5.394%	11/20/2023	02/09/2023	$3,479	$3,212	0.03%
Deutsche Bank AG	0.898	05/28/2024	03/31/2022 - 06/26/2023	49,902	49,802	0.47
Deutsche Bank AG	1.447	04/01/2025	09/20/2023	11,144	11,157	0.10

				$64,525	$64,171	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$1,244	U.S. Treasury Notes 0.250% due 09/30/2025	$(1,269)	$1,244	$1,244

Total Repurchase Agreements						$(1,269)	$1,244	$1,244

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.410%	09/29/2023	10/02/2023	$(63,478)	$(63,507)
DEU	5.380	09/29/2023	10/02/2023	(6,598)	(6,600)

Total Reverse Repurchase Agreements					$(70,107)

36	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	5.410%	09/29/2023	10/03/2023	$(32,813)	$(32,828)

Total Sale-Buyback Transactions					$(32,828)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(63,507)	$0	$(63,507)	$63,415	$(92)
DEU	0	(6,600)	0	(6,600)	6,488	(112)
FICC	1,244	0	0	1,244	(1,269)	(25)

Master Securities Forward Transaction Agreement
BCY	0	0	(32,828)	(32,828)	32,105	(723)

Total Borrowings and Other Financing Transactions	$1,244	$(70,107)	$(32,828)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(6,600)	$0	$0	$(6,600)
U.S. Treasury Obligations	0	(63,507)	0	0	(63,507)

Total	$0	$(70,107)	$0	$0	$(70,107)

Sale-Buyback Transactions
U.S. Government Agencies	0	(32,828)	0	0	(32,828)

Total	$0	$(32,828)	$0	$0	$(32,828)

Total Borrowings	$0	$(102,935)	$0	$0	$(102,935)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(102,935)

(h)	Securities with an aggregate market value of $102,009 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(56,303) at a weighted average interest rate of 5.227%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(5) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2023	1,734	$410,221	$204	$22	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	2,190	$(522,370)	$1,795	$0	$(137)
U.S. Treasury 2-Year Note December Futures	12/2023	3,947	(800,100)	2,532	0	(401)
U.S. Treasury 5-Year Note December Futures	12/2023	6,095	(642,165)	4,234	0	(952)
U.S. Treasury 10-Year Note December Futures	12/2023	423	(45,710)	916	0	(86)
U.S. Treasury 10-Year Ultra December Futures	12/2023	709	(79,098)	2,163	0	(166)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	154	(18,278)	1,133	0	(58)

				$12,773	$0	$(1,800)

Total Futures Contracts				$12,977	$22	$(1,800)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.510%	$12,700	$161	$(143)	$18	$1	$0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372	7,900	60	(46)	14	0	0

						$221	$(189)	$32	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$81,900	$(325)	$(785)	$(1,110)	$11	$0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	955,400	(12,240)	477	(11,763)	161	0

					$(12,565)	$(308)	$(12,873)	$172	$0

Total Swap Agreements					$(12,344)	$(497)	$(12,841)	$173	$0

38	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$22	$173	$195	$0	$(1,800)	$0	$(1,800)

(j)

Securities with an aggregate market value of $5,279 and cash of $38,844 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	CAD	9,836	$	7,226	$0	$(16)
	10/2023	EUR	1,145		1,209	0	(1)
	10/2023	$	1,430	GBP	1,153	0	(23)
	11/2023		1,211	EUR	1,145	1	0
	11/2023		1,596	ILS	5,815	0	(68)
	12/2023	CAD	43,700	$	32,180	0	(24)
	02/2024		8,000		5,974	72	0
BPS	10/2023	$	249,122	EUR	235,087	0	(576)
	10/2023		49,778	GBP	40,483	0	(385)
	11/2023	AUD	169,572	$	110,200	1,018	0
	11/2023	EUR	235,087		249,427	575	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Schedule of Investments PIMCO Short-Term Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
CBK	11/2023	ILS	5,707	$	1,730	$229	$0
	11/2023	$	3,557	AUD	5,513	0	(8)
	12/2023		107	ILS	404	0	0
	04/2024	ILS	5,814	$	1,606	67	0
DUB	11/2023	AUD	62,445		40,897	691	0
	02/2024	CAD	42,300		31,583	377	0
	02/2024	$	26,536	CAD	35,200	0	(568)
GLM	10/2023		114	MXN	1,960	0	(1)
MBC	10/2023	EUR	235,087	$	254,174	5,628	0
	10/2023	GBP	205,465		257,519	6,830	0
	10/2023	JPY	28,178		193	5	0
	10/2023	$	6,139	CAD	8,294	0	(32)
	11/2023	CAD	3,650	$	2,700	12	0
MYI	10/2023	$	1,145	CAD	1,542	0	(10)
SCX	10/2023		1,214	EUR	1,145	0	(3)
	11/2023	AUD	277,373	$	182,174	3,583	0
TOR	10/2023	JPY	151,274		1,036	24	0
	10/2023	$	199,020	GBP	163,830	868	0
	10/2023		1,279	JPY	190,696	0	(3)
	11/2023	GBP	163,829	$	199,054	0	(871)
	11/2023	JPY	189,786		1,279	3	0
UAG	10/2023		20,344		140	4	0

Total Forward Foreign Currency Contracts						$19,987	$(2,589)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$73	$0	$0	$73	$(132)	$0	$0	$(132)	$(59)	$303	$244
BPS	1,593	0	0	1,593	(961)	0	0	(961)	632	(1,130)	(498)
CBK	296	0	0	296	(8)	0	0	(8)	288	(159)	129
DUB	1,068	0	0	1,068	(568)	0	0	(568)	500	(760)	(260)
GLM	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
MBC	12,475	0	0	12,475	(32)	0	0	(32)	12,443	(13,020)	(577)
MYI	0	0	0	0	(10)	0	0	(10)	(10)	0	(10)
SCX	3,583	0	0	3,583	(3)	0	0	(3)	3,580	(4,090)	(510)
TOR	895	0	0	895	(874)	0	0	(874)	21	0	21
UAG	4	0	0	4	0	0	0	0	4	0	4

Total Over the Counter	$19,987	$0	$0	$19,987	$(2,589)	$0	$0	$(2,589)

(l)

Securities with an aggregate market value of $303 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

40	PIMCO SHORT-TERM FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$22	$22
Swap Agreements	0	173	0	0	0	173

	$0	$173	$0	$0	$22	$195

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,987	$0	$19,987

	$0	$173	$0	$19,987	$22	$20,182

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,800	$1,800

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,589	$0	$2,589

	$0	$0	$0	$2,589	$1,800	$4,389

The effect of Financial Derivative Instruments on the Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$24,392	$24,392
Swap Agreements	0	(29,380)	0	0	2	(29,378)

	$0	$(29,380)	$0	$0	$24,394	$(4,986)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$17,331	$0	$17,331

	$0	$(29,380)	$0	$17,331	$24,394	$12,345

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$55,554	$55,554
Swap Agreements	0	15,488	0	0	0	15,488

	$0	$15,488	$0	$0	$55,554	$71,042

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,686	$0	$10,686

	$0	$15,488	$0	$10,686	$55,554	$81,728

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Schedule of Investments PIMCO Short-Term Fund (Cont.)

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,791	$16,500	$21,291
Corporate Bonds & Notes
Banking & Finance	0	3,031,113	0	3,031,113
Industrials	0	957,622	0	957,622
Utilities	0	296,874	0	296,874
Municipal Bonds & Notes
Louisiana	0	14,611	0	14,611
Pennsylvania	0	1,064	0	1,064
U.S. Government Agencies	0	1,299,343	9,653	1,308,996
U.S. Treasury Obligations	0	63,419	0	63,419
Non-Agency Mortgage-Backed Securities	0	1,105,347	15,812	1,121,159
Asset-Backed Securities	0	3,414,322	667	3,414,989
Sovereign Issues	0	1,515	0	1,515
Short-Term Instruments
Commercial Paper	0	654,032	0	654,032
Repurchase Agreements	0	1,244	0	1,244
Short-Term Notes	0	3,184	0	3,184
U.S. Treasury Bills	0	1,897,644	0	1,897,644

	$0	$12,746,125	$42,632	$12,788,757

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$181	$0	$0	$181

Total Investments	$181	$12,746,125	$42,632	$12,788,938

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	195	0	195
Over the counter	0	19,987	0	19,987

	$0	$20,182	$0	$20,182

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,800)	0	(1,800)
Over the counter	0	(2,589)	0	(2,589)

	$0	$(4,389)	$0	$(4,389)

Total Financial Derivative Instruments	$0	$15,793	$0	$15,793

Totals	$181	$12,761,918	$42,632	$12,804,731

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

42	PIMCO SHORT-TERM FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Short-Term Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Notes to Financial Statements (Cont.)

from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

44	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Notes to Financial Statements (Cont.)

the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for

46	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Notes to Financial Statements (Cont.)

at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the

48	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Notes to Financial Statements (Cont.)

of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use

50	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Notes to Financial Statements (Cont.)

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$123,450	$2,999,107	$(3,122,100)	$(274)	$(2)	$181	$2,007	$0
†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

52	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Notes to Financial Statements (Cont.)

interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

54	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Notes to Financial Statements (Cont.)

repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated sub-custodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop”. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

56	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

(d) Short Sales Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Notes to Financial Statements (Cont.)

Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

58	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Notes to Financial Statements (Cont.)

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with

60	PIMCO SHORT-TERM FUND

(Unaudited)

September 30, 2023

standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the

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Notes to Financial Statements (Cont.)

investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

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Equity Risk is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk: the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Currency Risk is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

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Notes to Financial Statements (Cont.)

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the

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Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

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Notes to Financial Statements (Cont.)

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general

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obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.20%	0.30%	0.40%(1)	0.20%	0.20%	0.20%	0.20%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.30% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each

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Notes to Financial Statements (Cont.)

of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.30%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to

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average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $17,493.61.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of

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Notes to Financial Statements (Cont.)

having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$1,445,495	$1,277,896	$2,532,351	$3,528,591

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	125,799	$1,197,374	432,792	$4,138,132

I-2	36,878	351,215	145,912	1,395,705

I-3	2,500	23,785	10,512	100,517

Administrative Class	86	828	371	3,563

Class A	5,730	54,547	24,093	230,595

Class C	408	3,881	2,498	23,937

Class R	667	6,357	9,560	91,656

Issued as reinvestment of distributions

Institutional Class	18,113	172,591	34,506	327,606

I-2	4,964	47,305	9,148	86,833

I-3	167	1,592	266	2,527

Administrative Class	48	457	88	835

Class A	1,952	18,600	4,042	38,361

Class C	129	1,233	251	2,377

Class R	314	2,987	627	5,949

Cost of shares redeemed

Institutional Class	(219,330)	(2,087,741)	(886,184)	(8,487,412)

I-2	(58,823)	(559,849)	(204,474)	(1,955,353)

I-3	(3,027)	(28,774)	(7,533)	(71,794)

Administrative Class	(362)	(3,449)	(635)	(6,068)

Class A	(21,653)	(206,032)	(75,419)	(721,536)

Class C	(1,303)	(12,396)	(3,907)	(37,324)

Class R	(4,179)	(39,771)	(8,040)	(76,764)

Net increase (decrease) resulting from Fund share transactions	(110,922)	$(1,055,260)	(511,526)	$(4,907,658)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	71

Notes to Financial Statements (Cont.)

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$151,694	$179,173

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$12,985,022	$45,382	$(223,932)	$(178,550)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

72	PIMCO SHORT-TERM FUND

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA
BOS	BofA Securities, Inc.	MBC	HSBC Bank Plc
BPS	BNP Paribas S.A.	MYI	Morgan Stanley & Co. International PLC
CBK	Citibank N.A.	SCX	Standard Chartered Bank, London
DEU	Deutsche Bank Securities, Inc.	TOR	The Toronto-Dominion Bank
DUB	Deutsche Bank AG	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel
CAD	Canadian Dollar	JPY	Japanese Yen
EUR	Euro	MXN	Mexican Peso
GBP	British Pound	US (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BBSW3M	3 Month Bank Bill Swap Rate	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	TSFR3M	Term SOFR 3-Month
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0003M	ICE 3-Month USD LIBOR
SOFRINDX	Secured Overnight Financing Rate Index

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company
ALT	Alternate Loan Trust	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and

74	PIMCO SHORT-TERM FUND

(Unaudited)

services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

76	PIMCO SHORT-TERM FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	77

Approval of Investment Advisory Contract and Other Agreements (Cont.)

generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not

78	PIMCO SHORT-TERM FUND

(Unaudited)

limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

Approval of Investment Advisory Contract and Other Agreements (Cont.)

The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such

80	PIMCO SHORT-TERM FUND

(Unaudited)

economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	81

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

82	PIMCO SHORT-TERM FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4024SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Total Return Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO TOTAL RETURN FUND

Important Information About the PIMCO Total Return Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Total Return Fund (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Total Return Fund (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	PIMCO TOTAL RETURN FUND

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Total Return Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status

PIMCO Total Return Fund	05/11/87	05/11/87	04/30/08	04/27/18	09/08/94	01/13/97	01/13/97	12/31/02	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

6	PIMCO TOTAL RETURN FUND

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	(3.40)%	1.17%	0.24%	1.25%	6.12%
PIMCO Total Return Fund I-2	(3.45)%	1.07%	0.14%	1.15%	6.03%
PIMCO Total Return Fund I-3	(3.48)%	1.02%	0.09%	1.10%	5.96%
PIMCO Total Return Fund Administrative Class	(3.52)%	0.92%	(0.01)%	0.99%	5.85%
PIMCO Total Return Fund Class A	(3.57)%	0.83%	(0.10)%	0.88%	5.67%
PIMCO Total Return Fund Class A (adjusted)	(7.18)%	(2.95)%	(0.86)%	0.50%	5.53%
PIMCO Total Return Fund Class C	(3.93)%	0.08%	(0.85)%	0.13%	4.88%
PIMCO Total Return Fund Class C (adjusted)	(4.87)%	(0.88)%	(0.85)%	0.13%	4.88%
PIMCO Total Return Fund Class R	(3.68)%	0.58%	(0.35)%	0.63%	5.39%
Bloomberg U.S. Aggregate Index	(4.05)%	0.64%	0.10%	1.13%	5.29%♦
Lipper Core Plus Bond Funds Average	(3.78)%	1.09%	0.32%	1.28%	5.31%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/1987.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.49% for Institutional Class shares, 0.59% for I-2 shares, 0.69% for I-3 shares, 0.74% for Administrative Class shares, 0.83% for Class A shares, 1.58% for Class C shares, and 1.08% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO TOTAL RETURN FUND

Institutional Class - PTTRX	I-2 - PTTPX	I-3 - PTTNX	Administrative Class - PTRAX
Class A - PTTAX	Class C - PTTCX	Class R - PTRRX

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	38.3%
Corporate Bonds & Notes	17.5%
Non-Agency Mortgage-Backed Securities	12.5%
U.S. Treasury Obligations	11.8%
Asset-Backed Securities	10.2%
Short-Term Instruments‡	7.0%
Sovereign Issues	1.8%
Other	0.9%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in securitized credit including non-agency mortgage-backed securities (“MBS”) contributed to relative performance, as spreads tightened.

»	Tactical U.S. duration curve positioning, including underweight exposure to the long end of the curve, contributed to relative performance, as U.S. yields rose.

»	Short exposure to duration in Japan contributed to relative performance, as Japanese yields rose.
»	Long exposure to duration in the dollar bloc, particularly duration in Canada at the front end of the yield curve, detracted from relative performance, as Canadian yields rose.

»	Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

»	Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Total Return Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

		Actual		Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$965.90	$2.45	$1,000.00	$1,022.44	$2.52	0.50%
I-2	1,000.00	965.50	2.94	1,000.00	1,021.94	3.02	0.60
I-3	1,000.00	965.20	3.18	1,000.00	1,021.69	3.28	0.65
Administrative Class	1,000.00	964.80	3.67	1,000.00	1,021.19	3.78	0.75
Class A	1,000.00	964.30	4.11	1,000.00	1,020.74	4.23	0.84
Class C	1,000.00	960.70	7.77	1,000.00	1,017.00	8.00	1.59
Class R	1,000.00	963.20	5.34	1,000.00	1,019.50	5.49	1.09

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO TOTAL RETURN FUND

Benchmark Description

Index*	Benchmark Description

Bloomberg U.S. Aggregate Index	Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Total Return Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Institutional Class

04/01/2023 - 09/30/2023+	$8.63	$0.18	$(0.47)	$(0.29)	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2023	9.58	0.27	(0.83)	(0.56)	(0.39)	0.00	0.00	(0.39)

03/31/2022	10.22	0.20	(0.60)	(0.40)	(0.24)	0.00	0.00	(0.24)

03/31/2021	10.49	0.22	0.13	0.35	(0.24)	(0.38)	0.00	(0.62)

03/31/2020	10.12	0.32	0.44	0.76	(0.38)	(0.01)	0.00	(0.39)

03/31/2019	10.08	0.31	0.07	0.38	(0.34)	0.00	0.00	(0.34)

I-2

04/01/2023 - 09/30/2023+	8.63	0.17	(0.46)	(0.29)	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)

03/31/2020	10.12	0.31	0.44	0.75	(0.37)	(0.01)	0.00	(0.38)

03/31/2019	10.08	0.30	0.07	0.37	(0.33)	0.00	0.00	(0.33)

I-3

04/01/2023 - 09/30/2023+	8.63	0.17	(0.47)	(0.30)	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.58	0.27	(0.84)	(0.57)	(0.38)	0.00	0.00	(0.38)

03/31/2022	10.22	0.19	(0.60)	(0.41)	(0.23)	0.00	0.00	(0.23)

03/31/2021	10.49	0.21	0.13	0.34	(0.23)	(0.38)	0.00	(0.61)

03/31/2020	10.12	0.30	0.45	0.75	(0.37)	(0.01)	0.00	(0.38)

04/27/2018 - 03/31/2019	9.97	0.29	0.16	0.45	(0.30)	0.00	0.00	(0.30)

Administrative Class

04/01/2023 - 09/30/2023+	8.63	0.17	(0.47)	(0.30)	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.58	0.25	(0.83)	(0.58)	(0.37)	0.00	0.00	(0.37)

03/31/2022	10.22	0.18	(0.60)	(0.42)	(0.22)	0.00	0.00	(0.22)

03/31/2021	10.49	0.19	0.14	0.33	(0.22)	(0.38)	0.00	(0.60)

03/31/2020	10.12	0.30	0.44	0.74	(0.36)	(0.01)	0.00	(0.37)

03/31/2019	10.08	0.28	0.07	0.35	(0.31)	0.00	0.00	(0.31)

Class A

04/01/2023 - 09/30/2023+	8.63	0.16	(0.46)	(0.30)	(0.16)	0.00	0.00	(0.16)

03/31/2023	9.58	0.24	(0.83)	(0.59)	(0.36)	0.00	0.00	(0.36)

03/31/2022	10.22	0.17	(0.60)	(0.43)	(0.21)	0.00	0.00	(0.21)

03/31/2021	10.49	0.18	0.14	0.32	(0.21)	(0.38)	0.00	(0.59)

03/31/2020	10.12	0.29	0.44	0.73	(0.35)	(0.01)	0.00	(0.36)

03/31/2019	10.08	0.27	0.07	0.34	(0.30)	0.00	0.00	(0.30)

12	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.17	(3.40)%	$41,976,586	0.50	%*	0.50	%*	0.46	%*	0.46	%*	4.18	%*	233%

8.63	(5.75)	44,432,756	0.49		0.49		0.46		0.46		3.09		377

9.58	(4.02)	51,678,056	0.46		0.46		0.46		0.46		1.97		289

10.22	3.25	52,033,884	0.47		0.47		0.46		0.46		2.06		430

10.49	7.63	51,804,718	0.70		0.70		0.46		0.46		3.08		554

10.12	3.83	49,974,737	0.71		0.71		0.46		0.46		3.09		723

8.17	(3.45)	4,453,046	0.60	*	0.60	*	0.56	*	0.56	*	4.09	*	233

8.63	(5.85)	4,276,414	0.59		0.59		0.56		0.56		2.99		377

9.58	(4.11)	4,428,616	0.56		0.56		0.56		0.56		1.86		289

10.22	3.15	4,682,354	0.57		0.57		0.56		0.56		1.96		430

10.49	7.52	3,809,717	0.80		0.80		0.56		0.56		2.97		554

10.12	3.73	3,231,195	0.81		0.81		0.56		0.56		2.99		723

8.17	(3.48)	149,175	0.65	*	0.70	*	0.61	*	0.66	*	4.04	*	233

8.63	(5.89)	136,834	0.64		0.69		0.61		0.66		3.03		377

9.58	(4.16)	92,075	0.61		0.66		0.61		0.66		1.81		289

10.22	3.10	107,994	0.62		0.67		0.61		0.66		1.94		430

10.49	7.47	193,779	0.85		0.90		0.61		0.66		2.90		554

10.12	4.63	144,689	0.86	*	0.91	*	0.61	*	0.66	*	3.13	*	723

8.17	(3.52)	852,966	0.75	*	0.75	*	0.71	*	0.71	*	3.92	*	233

8.63	(5.99)	1,069,278	0.74		0.74		0.71		0.71		2.79		377

9.58	(4.26)	1,569,483	0.71		0.71		0.71		0.71		1.72		289

10.22	2.99	1,668,610	0.72		0.72		0.71		0.71		1.82		430

10.49	7.36	1,739,412	0.95		0.95		0.71		0.71		2.85		554

10.12	3.57	2,005,972	0.96		0.96		0.71		0.71		2.82		723

8.17	(3.57)	4,709,517	0.84	*	0.84	*	0.80	*	0.80	*	3.84	*	233

8.63	(6.07)	5,217,377	0.83		0.83		0.80		0.80		2.74		377

9.58	(4.34)	6,460,966	0.80		0.80		0.80		0.80		1.62		289

10.22	2.90	7,991,147	0.81		0.81		0.80		0.80		1.72		430

10.49	7.27	7,612,609	1.04		1.04		0.80		0.80		2.75		554

10.12	3.48	7,757,299	1.05		1.05		0.80		0.80		2.75		723

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Financial Highlights PIMCO Total Return Fund (Consolidated) (Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

Class C

04/01/2023 - 09/30/2023+	$8.63	$0.13	$(0.47)	$(0.34)	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2023	9.58	0.17	(0.82)	(0.65)	(0.30)	0.00	0.00	(0.30)

03/31/2022	10.22	0.09	(0.60)	(0.51)	(0.13)	0.00	0.00	(0.13)

03/31/2021	10.49	0.11	0.13	0.24	(0.13)	(0.38)	0.00	(0.51)

03/31/2020	10.12	0.21	0.44	0.65	(0.27)	(0.01)	0.00	(0.28)

03/31/2019	10.08	0.19	0.07	0.26	(0.22)	0.00	0.00	(0.22)

Class R

04/01/2023 - 09/30/2023+	8.63	0.15	(0.46)	(0.31)	(0.15)	0.00	0.00	(0.15)

03/31/2023	9.58	0.22	(0.83)	(0.61)	(0.34)	0.00	0.00	(0.34)

03/31/2022	10.22	0.14	(0.60)	(0.46)	(0.18)	0.00	0.00	(0.18)

03/31/2021	10.49	0.16	0.13	0.29	(0.18)	(0.38)	0.00	(0.56)

03/31/2020	10.12	0.26	0.44	0.70	(0.32)	(0.01)	0.00	(0.33)

03/31/2019	10.08	0.24	0.07	0.31	(0.27)	0.00	0.00	(0.27)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)	Effective October 1, 2018, the Class’s advisory fee was decreased by 0.05% to an annual rate of 0.55%.

14	PIMCO TOTAL RETURN FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.17	(3.93)%	$133,130	1.59	%*	1.59	%*	1.55	%*	1.55	%*	3.09	%*	233%

8.63	(6.78)	154,869	1.58		1.58		1.55		1.55		1.96		377

9.58	(5.06)	222,903	1.55		1.55		1.55		1.55		0.87		289

10.22	2.13	353,523	1.56		1.56		1.55		1.55		1.01		430

10.49	6.47	914,682	1.79		1.79		1.55		1.55		2.05		554

10.12	2.69	1,467,067	1.82	(e)	1.82	(e)	1.57	(e)	1.57	(e)	1.95		723

8.17	(3.68)	382,146	1.09	*	1.09	*	1.05	*	1.05	*	3.59	*	233

8.63	(6.31)	414,747	1.08		1.08		1.05		1.05		2.47		377

9.58	(4.58)	549,527	1.05		1.05		1.05		1.05		1.37		289

10.22	2.64	677,048	1.06		1.06		1.05		1.05		1.48		430

10.49	7.00	722,176	1.29		1.29		1.05		1.05		2.50		554

10.12	3.20	772,138	1.32	(e)	1.32	(e)	1.07	(e)	1.07	(e)	2.47		723

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Consolidated Statement of Assets and Liabilities PIMCO Total Return Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$66,264,400
Investments in Affiliates	3,160,231

Financial Derivative Instruments
Exchange-traded or centrally cleared	61,837
Over the counter	256,096
Deposits with counterparty	55,699
Foreign currency, at value	86,407
Receivable for investments sold	38,855
Receivable for investments sold on a delayed-delivery basis	4,778
Receivable for TBA investments sold	16,294,696
Receivable for Fund shares sold	94,089
Interest and/or dividends receivable	339,647
Dividends receivable from Affiliates	12,561
Reimbursement receivable from PIMCO	7

Total Assets	86,669,303

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$8,724
Payable for short sales	106,424

Financial Derivative Instruments
Exchange-traded or centrally cleared	58,761
Over the counter	135,683
Payable for investments purchased	263,854
Payable for investments in Affiliates purchased	12,561
Payable for TBA investments purchased	33,064,952
Payable for unfunded loan commitments	3,904
Deposits from counterparty	243,606
Payable for Fund shares redeemed	77,992
Distributions payable	11,111
Overdraft due to custodian	2,073
Accrued investment advisory fees	11,300
Accrued supervisory and administrative fees	10,301
Accrued distribution fees	354
Accrued servicing fees	1,129
Foreign Capital gains tax payable	8

Total Liabilities	34,012,737

Net Assets	$52,656,566

Net Assets Consist of:

Paid in capital	$66,973,659
Distributable earnings (accumulated loss)	(14,317,093)

Net Assets	$52,656,566

Cost of investments in securities	$73,740,127
Cost of investments in Affiliates	$3,225,713
Cost of foreign currency held	$89,638
Proceeds received on short sales	$110,314
Cost or premiums of financial derivative instruments, net	$112,741

* Includes repurchase agreements of:	$230,729

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO TOTAL RETURN FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$41,976,586
I-2	4,453,046
I-3	149,175
Administrative Class	852,966
Class A	4,709,517
Class C	133,130
Class R	382,146

Shares Issued and Outstanding:

Institutional Class	5,136,053
I-2	544,849
I-3	18,252
Administrative Class	104,366
Class A	576,232
Class C	16,289
Class R	46,757

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.17
I-2	8.17
I-3	8.17
Administrative Class	8.17
Class A	8.17
Class C	8.17
Class R	8.17

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Consolidated Statement of Operations PIMCO Total Return Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$1,199,640
Dividends	20
Dividends from Investments in Affiliates	67,594
Miscellaneous income	8,473
Total Income	1,275,727

Expenses:

Investment advisory fees	67,930
Supervisory and administrative fees	61,878
Distribution and/or servicing fees - Administrative Class	1,212
Distribution and/or servicing fees - Class A	6,225
Distribution and/or servicing fees - Class C	724
Distribution and/or servicing fees - Class R	1,010
Trustee fees	155
Interest expense	10,607
Miscellaneous expense	142
Total Expenses	149,883
Waiver and/or Reimbursement by PIMCO	(36)
Net Expenses	149,847

Net Investment Income (Loss)	1,125,880

Net Realized Gain (Loss):

Investments in securities	(1,055,991)
Investments in Affiliates	1,020
Exchange-traded or centrally cleared financial derivative instruments	74,631
Over the counter financial derivative instruments	(8,320)
Foreign currency	(50,867)

Net Realized Gain (Loss)	(1,039,527)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(2,355,319)
Investments in Affiliates	16,152
Exchange-traded or centrally cleared financial derivative instruments	136,912
Over the counter financial derivative instruments	249,390
Foreign currency assets and liabilities	(3,605)

Net Change in Unrealized Appreciation (Depreciation)	(1,956,470)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,870,117)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO TOTAL RETURN FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO Total Return Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$1,125,880	$1,779,778
Net realized gain (loss)	(1,039,527)	(3,627,419)
Net change in unrealized appreciation (depreciation)	(1,956,470)	(2,081,168)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,870,117)	(3,928,809)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(875,753)	(2,051,440)
I-2	(86,222)	(182,343)
I-3	(2,785)	(4,706)
Administrative Class	(18,386)	(50,741)
Class A	(92,181)	(227,368)
Class C	(2,137)	(5,718)
Class R	(6,999)	(17,445)

Total Distributions(a)	(1,084,463)	(2,539,761)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(91,129)	(2,830,781)

Total Increase (Decrease) in Net Assets	(3,045,709)	(9,299,351)

Net Assets:

Beginning of period	55,702,275	65,001,626
End of period	$52,656,566	$55,702,275

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Consolidated Schedule of Investments PIMCO Total Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

Altice France SA
10.808% due 08/15/2028		$11,366	$10,321

American Airlines, Inc.
10.338% due 04/20/2028		9,975	10,294

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		89,309	78,592

Encina Private Credit LLC
TBD% - 9.587% due 11/30/2025 «µ		10,820	10,398

Forward Air Corp.
TBD% due 09/20/2030		23,700	23,187

GHH Holdings Ltd.
6.779% due 12/04/2024 «(k)	GBP	49,316	58,903

Kre Broadway Owner LLC
(0.005)% - 7.144% due 08/10/2024 «		$100,000	69,629

Project Bull
7.379% due 11/11/2023 «		14,307	9,710

Project Quasar Pledgco SLU
6.925% (EUR001M + 3.250%) due 03/15/2026 «~	EUR	72,597	74,189

U.S. Renal Care, Inc.
10.607% due 06/20/2028		$587	394

United Airlines, Inc.
9.182% due 04/21/2028		12,293	12,331

Worldpay LLC
TBD% due 09/20/2030		18,300	18,307

Total Loan Participations and Assignments (Cost $435,802)			376,255

CORPORATE BONDS & NOTES 23.1%

BANKING & FINANCE 13.9%

ABN AMRO Bank NV
2.470% due 12/13/2029 •		5,300	4,381
6.339% due 09/18/2027 •		5,200	5,189

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		45,000	43,953

AerCap Ireland Capital DAC
2.875% due 08/14/2024		37,500	36,434
3.500% due 01/15/2025		10,450	10,085
4.450% due 10/01/2025		22,600	21,762
4.450% due 04/03/2026		3,900	3,746
4.875% due 01/16/2024		1,000	996

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AIB Group PLC
4.263% due 04/10/2025 •		$4,000	$3,944
7.583% due 10/14/2026 •		1,100	1,121

Aircastle Ltd.
2.850% due 01/26/2028		54,500	46,296
4.125% due 05/01/2024		2,000	1,972
4.250% due 06/15/2026		1,500	1,420

Alexandria Real Estate Equities, Inc.
3.950% due 01/15/2028		600	557

Ally Financial, Inc.
2.200% due 11/02/2028		890	704
5.800% due 05/01/2025		3,800	3,734

American Assets Trust LP
3.375% due 02/01/2031		28,500	21,371

American Express Co.
2.550% due 03/04/2027		1,960	1,768

American Homes 4 Rent LP
2.375% due 07/15/2031		2,600	1,985
3.625% due 04/15/2032		3,100	2,567
4.250% due 02/15/2028		6,678	6,216
4.900% due 02/15/2029		53,900	50,926

American Honda Finance Corp.
5.958% due 01/10/2025 •		79,200	79,263

American International Group, Inc.
2.500% due 06/30/2025		4,707	4,443

American Tower Corp.
2.100% due 06/15/2030		11,000	8,571
2.400% due 03/15/2025		700	664
2.750% due 01/15/2027		23,000	20,797
3.375% due 10/15/2026		4,165	3,880
3.950% due 03/15/2029		1,000	905

Antares Holdings LP
3.950% due 07/15/2026		6,200	5,584
7.950% due 08/11/2028		20,600	20,498

Aon Corp.
2.800% due 05/15/2030		13,300	11,080

Asian Development Bank
6.000% due 02/05/2026	BRL	43,700	8,095

Aviation Capital Group LLC
3.500% due 11/01/2027		$1,000	884
4.125% due 08/01/2025		33,233	31,632
4.375% due 01/30/2024		3,800	3,767
4.875% due 10/01/2025		3,800	3,654
5.500% due 12/15/2024		20,062	19,732

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	14,827
3.950% due 07/01/2024		40,900	40,045
5.250% due 05/15/2024		672	666

Banco BTG Pactual SA
2.750% due 01/11/2026		7,600	6,968
4.500% due 01/10/2025		3,000	2,917

20	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco General SA
4.875% due 01/11/2029		$500	$465

Banco Santander Chile
2.700% due 01/10/2025		3,050	2,927

Banco Santander SA
2.746% due 05/28/2025		1,400	1,319
3.496% due 03/24/2025		30,600	29,422
3.892% due 05/24/2024		2,600	2,562
4.175% due 03/24/2028 •		19,200	17,737

Bangkok Bank PCL
3.466% due 09/23/2036 •(j)		3,000	2,332

Bank of America Corp.
0.810% due 10/24/2024 •		44,700	44,529
0.981% due 09/25/2025 •		8,900	8,432
1.197% due 10/24/2026 •		26,600	24,060
2.551% due 02/04/2028 •		38,300	34,168
3.384% due 04/02/2026 •		24,550	23,502
3.419% due 12/20/2028 •		27,497	24,676
3.559% due 04/23/2027 •		6,600	6,194
3.824% due 01/20/2028 •		2,004	1,862
3.841% due 04/25/2025 •		37,000	36,482
4.376% due 04/27/2028 •		4,900	4,628
5.933% due 09/15/2027 •		48,200	47,857
6.694% (SOFRRATE + 1.350%) due 09/15/2027 ~		25,000	25,008

Bank of America NA
6.362% (SOFRRATE + 1.020%) due 08/18/2026 ~		8,100	8,136

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		26,400	26,256

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026		11,100	11,044

Barclays PLC
2.852% due 05/07/2026 •		48,600	45,863
2.894% due 11/24/2032 •		2,209	1,664
3.125% due 01/17/2024	GBP	200	242
6.375% due 12/15/2025 •(i)(j)		1,100	1,205
6.490% due 09/13/2029 •		$17,500	17,367
6.496% due 09/13/2027 •		42,300	42,205
7.224% (SOFRRATE + 1.880%) due 09/13/2027 ~		29,000	29,121
7.325% due 11/02/2026 •		40,000	40,618
7.385% due 11/02/2028 •		31,700	32,538
7.437% due 11/02/2033 •		3,191	3,280

BGC Partners, Inc.
3.750% due 10/01/2024		26,157	25,179
4.375% due 12/15/2025		4,500	4,178
8.000% due 05/25/2028		18,100	17,833

Block Financial LLC
3.875% due 08/15/2030		8,300	7,140

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Blue Owl Finance LLC
3.125% due 06/10/2031		$2,000	$1,498

BNP Paribas SA
1.904% due 09/30/2028 •		39,900	33,790
2.219% due 06/09/2026 •		23,200	21,656
2.819% due 11/19/2025 •		9,300	8,935
2.871% due 04/19/2032 •		5,800	4,557
4.625% due 02/25/2031 •(i)(j)		12,400	8,836
4.705% due 01/10/2025 •		97,900	97,422
5.125% due 01/13/2029 •		16,800	16,228
5.198% due 01/10/2030 •		33,000	31,363

Boston Properties LP
2.450% due 10/01/2033		4,076	2,786
3.400% due 06/21/2029		28,441	23,845

Brandywine Operating Partnership LP
3.950% due 11/15/2027		13,116	10,864
4.550% due 10/01/2029		16,500	12,846
7.800% due 03/15/2028		1,900	1,770

Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,108
3.900% due 03/15/2027		3,090	2,849
4.050% due 07/01/2030		18,200	15,905
4.125% due 06/15/2026		8,500	8,012

Brookfield Finance, Inc.
4.000% due 04/01/2024		427	422
4.350% due 04/15/2030		11,200	10,132

Brown & Brown, Inc.
2.375% due 03/15/2031		2,600	2,012

CaixaBank SA
3.750% due 02/15/2029 •	EUR	4,900	5,151

Cape Lookout Re Ltd.
10.796% (T-BILL 3MO + 5.350%) due 03/28/2029 ~		$57,700	56,015

Capital One Financial Corp.
2.636% due 03/03/2026 •		7,300	6,892
4.166% due 05/09/2025 •		19,900	19,538
4.250% due 04/30/2025		33,780	32,728
4.927% due 05/10/2028 •		22,600	21,457
4.985% due 07/24/2026 •		12,200	11,842

Carlyle Finance LLC
5.650% due 09/15/2048		2,660	2,191

Citigroup, Inc.
2.014% due 01/25/2026 •(k)		4,000	3,778
2.572% due 06/03/2031 •(k)		38,100	30,396
3.070% due 02/24/2028 •		71,900	65,246
4.658% due 05/24/2028 •		2,400	2,295
6.019% (SOFRRATE + 0.694%) due 01/25/2026 ~(k)		4,700	4,683
6.906% (TSFR3M + 1.512%) due 07/01/2026 ~		7,050	7,179

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citrus Re Ltd.
10.546% (T-BILL 3MO + 5.100%) due 06/07/2029 ~		$30,000	$29,693

CNA Financial Corp.
2.050% due 08/15/2030		1,200	938

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,428
1.106% due 02/24/2027 •		24,700	21,946
4.375% due 08/04/2025		22,300	21,526
4.655% due 08/22/2028 •		32,000	30,402

Corebridge Global Funding
5.750% due 07/02/2026		2,500	2,471

Corporate Office Properties LP
2.250% due 03/15/2026		5,390	4,857
2.750% due 04/15/2031		2,700	2,030

CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	1,658
1.625% due 04/23/2027		28,900	22,990

Credit Agricole SA
1.247% due 01/26/2027 •		$7,800	6,970
1.907% due 06/16/2026 •		13,200	12,276
6.316% due 10/03/2029 •(c)		15,250	15,259

Credit Suisse AG
0.250% due 01/05/2026	EUR	2,100	2,021
3.700% due 02/21/2025		$4,400	4,243
4.750% due 08/09/2024		11,150	10,994
5.013% (EUR003M + 1.230%) due 05/31/2024 ~	EUR	7,000	7,430
5.731% (SOFRINDX + 0.390%) due 02/02/2024 ~		$1,560	1,557
7.500% due 02/15/2028		22,400	23,443
7.950% due 01/09/2025		21,100	21,481

Credit Suisse AG AT1 Claim ^		27,500	2,889

Crown Castle, Inc.
2.900% due 03/15/2027		500	454
3.700% due 06/15/2026		600	568
4.800% due 09/01/2028		4,000	3,800

CubeSmart LP
2.500% due 02/15/2032		3,500	2,665

Danske Bank AS
1.621% due 09/11/2026 •		9,200	8,385
3.773% due 03/28/2025 •		19,850	19,558
4.298% due 04/01/2028 •		18,900	17,612
5.375% due 01/12/2024		2,611	2,601
6.259% due 09/22/2026 •		11,500	11,500

Deutsche Bank AG
0.962% due 11/08/2023		20,300	20,179
1.375% due 09/03/2026 •	EUR	19,900	19,616
1.625% due 01/20/2027		46,900	44,513

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.750% due 01/17/2028	EUR	12,300	$11,373
2.129% due 11/24/2026 •(k)		$22,800	20,626
2.311% due 11/16/2027 •		30,400	26,484
2.625% due 12/16/2024	GBP	7,500	8,711
3.035% due 05/28/2032 •(k)		$600	460
3.547% due 09/18/2031 •		50,450	40,705
3.700% due 05/30/2024		3,000	2,940
3.729% due 01/14/2032 •(k)		800	596
3.961% due 11/26/2025 •		286,405	276,726
5.842% due 11/08/2023 •		9,600	9,599
6.119% due 07/14/2026 •		7,000	6,927
6.561% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,300	17,494

Digital Euro Finco LLC
2.625% due 04/15/2024	EUR	200	208

Digital Realty Trust LP
3.600% due 07/01/2029		$26,910	23,797
4.450% due 07/15/2028		45,490	42,681

DNB Bank ASA
1.127% due 09/16/2026 •		12,100	10,926

Empower Finance LP
1.357% due 09/17/2027		15,600	13,410
1.776% due 03/17/2031		4,100	3,117

EPR Properties
3.600% due 11/15/2031		15,100	11,207
3.750% due 08/15/2029		14,900	11,983
4.500% due 06/01/2027		7,800	6,988
4.950% due 04/15/2028		25,572	22,682

Equinix, Inc.
1.000% due 09/15/2025		58,500	53,181
1.550% due 03/15/2028		38,144	31,829
2.500% due 05/15/2031		14,790	11,557
3.200% due 11/18/2029		4,600	3,943

Equitable Holdings, Inc.
4.350% due 04/20/2028		3,400	3,168

ERP Operating LP
2.500% due 02/15/2030		6,800	5,637

Essex Portfolio LP
1.650% due 01/15/2031		5,665	4,158
2.550% due 06/15/2031		1,180	917
3.375% due 04/15/2026		880	832
3.500% due 04/01/2025		6,100	5,880

European Bank for Reconstruction & Development
1.625% due 09/27/2024		11,500	11,057

European Investment Bank
2.875% due 06/13/2025		4,540	4,367

Extra Space Storage LP
2.200% due 10/15/2030		3,400	2,639
2.400% due 10/15/2031		4,000	3,065

22	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 07/01/2026		$5,600	$5,243
4.000% due 06/15/2029		500	449

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028		6,100	5,789

Federal Realty OP LP
3.500% due 06/01/2030		11,900	10,142

Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		10,100	9,779

Fidelity National Financial, Inc.
2.450% due 03/15/2031		4,900	3,783
3.400% due 06/15/2030		1,800	1,531

Fifth Third Bacorp
4.055% due 04/25/2028 •		9,000	8,287

First American Financial Corp.
4.000% due 05/15/2030		8,290	7,034

Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,800	1,855
2.330% due 11/25/2025		1,700	1,695
2.386% due 02/17/2026		4,575	4,552
2.748% due 06/14/2024	GBP	3,900	4,607
2.900% due 02/16/2028		$6,900	5,883
3.021% due 03/06/2024	EUR	14,300	15,000
3.250% due 09/15/2025		7,800	7,962
3.370% due 11/17/2023		$57,400	57,118
3.375% due 11/13/2025		17,400	16,159
3.664% due 09/08/2024		6,000	5,811
3.810% due 01/09/2024		7,100	7,030
4.000% due 11/13/2030		13,100	10,953
4.134% due 08/04/2025		800	759
4.389% due 01/08/2026		500	472
4.503% due 12/01/2024 •	EUR	2,700	2,845
4.535% due 03/06/2025	GBP	4,400	5,167
4.542% due 08/01/2026		$9,200	8,644
4.687% due 06/09/2025		2,600	2,501
5.113% due 05/03/2029		7,650	7,010
5.125% due 06/16/2025		32,700	31,684
5.584% due 03/18/2024		85,410	84,955

Franklin Resources, Inc.
1.600% due 10/30/2030		11,300	8,588

G City Europe Ltd.
4.250% due 09/11/2025	EUR	28,200	26,552

GA Global Funding Trust
1.250% due 12/08/2023		$10,250	10,150
1.625% due 01/15/2026		8,200	7,325

GAIF Bond Issuer Pty. Ltd.
3.400% due 09/30/2026		5,400	4,995

GATX Corp.
4.000% due 06/30/2030		24,100	21,208

General Motors Financial Co., Inc.
5.100% due 01/17/2024		15,680	15,632
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		47,450	47,490

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Glitner Banki HF
0.000% due 12/31/2030 «	EUR	27	$0

Globe Life, Inc.
2.150% due 08/15/2030		$12,500	9,716

GLP Capital LP
3.250% due 01/15/2032		400	311
3.350% due 09/01/2024		4,800	4,667
4.000% due 01/15/2030		19,400	16,475
4.000% due 01/15/2031		2,800	2,334
5.250% due 06/01/2025		4,090	4,010
5.300% due 01/15/2029		3,100	2,877
5.375% due 04/15/2026		1,500	1,456

Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •		300	295
1.948% due 10/21/2027 •		8,600	7,596
3.272% due 09/29/2025 •		33,500	32,471
3.500% due 04/01/2025		4,400	4,238
4.223% due 05/01/2029 •		3,000	2,776
5.798% due 08/10/2026 •		31,500	31,269
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		29,300	29,311
6.796% (TSFR3M + 1.432%) due 05/15/2026 ~		5,300	5,335

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		25,700	22,582

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		10,100	9,069

Great-West Lifeco U.S. Finance LP
0.904% due 08/12/2025		10,400	9,417

GSPA Monetization Trust
6.422% due 10/09/2029		11,529	10,939

Guardian Life Global Funding
1.250% due 11/19/2027		10,700	9,101

Hanover Insurance Group, Inc.
2.500% due 09/01/2030		2,590	1,989

Hanwha Life Insurance Co. Ltd.
3.379% due 02/04/2032 •		24,100	21,410

HAT Holdings LLC
3.750% due 09/15/2030		14,555	11,156

Healthcare Realty Holdings LP
2.000% due 03/15/2031		7,900	5,928
2.050% due 03/15/2031		3,100	2,245
3.100% due 02/15/2030		2,800	2,334

Highwoods Realty LP
3.050% due 02/15/2030		600	462
4.200% due 04/15/2029		3,600	3,053

Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	6,391
3.500% due 09/15/2030		2,800	2,324

HSBC Holdings PLC
5.402% due 08/11/2033 •		900	830

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 09/28/2026 •(i)(j)	GBP	16,600	$18,123
5.887% due 08/14/2027 •		$25,600	25,298
6.254% due 03/09/2034 •		13,550	13,253
6.911% (SOFRRATE + 1.570%) due 08/14/2027 ~		26,300	26,455
7.390% due 11/03/2028 •		61,500	63,648

Hudson Pacific Properties LP
3.250% due 01/15/2030		23,800	16,213
3.950% due 11/01/2027		4,400	3,477
4.650% due 04/01/2029		5,300	3,995
5.950% due 02/15/2028		7,136	5,963

ING Groep NV
1.400% due 07/01/2026 •		25,700	23,633
3.875% due 05/16/2027 •(i)(j)		200	145
4.017% due 03/28/2028 •		7,600	7,060
4.250% due 05/16/2031 •(i)(j)		200	129

Intercontinental Exchange, Inc.
3.000% due 06/15/2050		5,500	3,434

Intesa Sanpaolo SpA
3.250% due 09/23/2024		41,900	40,613

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		1,500	1,111
2.300% due 11/15/2028		3,250	2,722
2.700% due 01/15/2034		3,900	2,853

JAB Holdings BV
2.200% due 11/23/2030		1,000	763

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		20,100	20,114

JPMorgan Chase & Co.
0.969% due 06/23/2025 •		6,224	5,975
1.470% due 09/22/2027 •		25,900	22,699
1.578% due 04/22/2027 •		9,900	8,837
2.083% due 04/22/2026 •		3,253	3,054
2.182% due 06/01/2028 •		56,450	49,488
2.595% due 02/24/2026 •		25,700	24,475
2.739% due 10/15/2030 •		5,800	4,853
2.947% due 02/24/2028 •		39,550	35,897
3.960% due 01/29/2027 •		6,500	6,215
4.851% due 07/25/2028 •		7,200	6,942
5.299% due 07/24/2029 •		30,600	29,785
6.110% (SOFRRATE + 0.765%) due 09/22/2027 ~		5,000	4,913

Kilroy Realty LP
2.500% due 11/15/2032		10,600	7,250
2.650% due 11/15/2033		4,800	3,244
3.050% due 02/15/2030		6,700	5,270
4.250% due 08/15/2029		5,549	4,759

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.375% due 10/01/2025		$900	$863
4.750% due 12/15/2028		3,300	3,000

Kimco Realty OP LLC
1.900% due 03/01/2028		8,600	7,221
3.200% due 04/01/2032		1,780	1,434
3.300% due 02/01/2025		7,200	6,930

KKR Group Finance Co. LLC
3.500% due 08/25/2050		13,500	8,435
3.750% due 07/01/2029		5,300	4,689

Kookmin Bank
4.500% due 02/01/2029 (j)		2,500	2,308

Lazard Group LLC
4.375% due 03/11/2029		3,700	3,410
4.500% due 09/19/2028		7,000	6,512

Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034		10,613	10,249

Lloyds Bank PLC
0.000% due 04/02/2032 þ		43,800	26,339

Lloyds Banking Group PLC
4.000% due 03/07/2025	AUD	22,400	14,078
4.375% due 03/22/2028		$2,300	2,145
4.947% due 06/27/2025 •(i)(j)	EUR	1,900	1,870
5.520% (BBSW3M + 1.400%) due 03/07/2025 ~	AUD	9,990	6,439
5.985% due 08/07/2027 •		$1,100	1,090

Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	6,544
2.250% due 05/13/2025		41,100	41,269
3.250% due 11/13/2028		10,900	10,115

LXP Industrial Trust
2.375% due 10/01/2031		$6,200	4,549
2.700% due 09/15/2030		900	698

Manulife Financial Corp.
3.703% due 03/16/2032		4,300	3,767

MassMutual Global Funding
6.283% (SOFRRATE + 0.980%) due 07/10/2026 ~		58,800	58,921

Metropolitan Life Global Funding
3.450% due 12/18/2026		17,500	16,435

Mid-America Apartments LP
2.750% due 03/15/2030		500	421
4.300% due 10/15/2023		100	100

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		21,200	19,566
1.640% due 10/13/2027 •		6,200	5,470
2.193% due 02/25/2025		3,500	3,319
2.801% due 07/18/2024		33,700	32,882
3.407% due 03/07/2024		938	928
5.406% due 04/19/2034 •		4,500	4,273
5.422% due 02/22/2029 •		18,800	18,411

24	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.441% due 02/22/2034 •		$1,800	$1,719
5.475% due 02/22/2031 •		5,100	4,945
5.719% due 02/20/2026 •		9,500	9,448
6.282% (SOFRRATE + 0.940%) due 02/20/2026 ~		1,900	1,901

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	9,328
2.201% due 07/10/2031 •		29,200	22,601
2.555% due 09/13/2025 •		35,400	34,180
5.414% due 09/13/2028 •		24,400	23,894

Morgan Stanley
3.620% due 04/17/2025 •		7,000	6,891
4.679% due 07/17/2026 •		1,711	1,667
5.449% due 07/20/2029 •		3,400	3,315
6.466% (SOFRRATE + 1.165%) due 04/17/2025 ~		41,300	41,379

Morgan Stanley Bank NA
5.479% due 07/16/2025		15,300	15,249

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027		18,150	16,884

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026		15,800	15,658

National Health Investors, Inc.
3.000% due 02/01/2031		6,990	5,117

Nationwide Building Society
3.960% due 07/18/2030 •		34,800	30,651

NatWest Group PLC
0.750% due 11/15/2025 •	EUR	7,609	7,731
3.073% due 05/22/2028 •		$25,900	23,119
4.892% due 05/18/2029 •		19,600	18,343
6.016% due 03/02/2034 •		2,000	1,922
8.000% due 08/10/2025 •(i)(j)		1,200	1,167

NatWest Markets PLC
3.479% due 03/22/2025		9,600	9,257

New York Life Insurance Co.
3.750% due 05/15/2050		5,600	3,875

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	26,290
2.000% due 03/09/2026		23,900	21,374
2.450% due 09/15/2028		500	406
2.750% due 03/09/2028		8,550	7,163
6.299% (TSFR3M + 0.902%) due 03/08/2024 ~		21,600	21,528

Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	41,188
2.172% due 07/14/2028		1,500	1,246
2.679% due 07/16/2030		9,500	7,549
5.842% due 01/18/2028		13,500	13,315
6.070% due 07/12/2028		12,000	11,874
6.181% due 01/18/2033 (m)		29,800	29,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norinchukin Bank
2.080% due 09/22/2031		$19,700	$15,268

Nuveen Finance LLC
4.125% due 11/01/2024		5,475	5,333

Nykredit Realkredit AS
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~	DKK	250,000	35,439
3.701% (CIBO03M + 0.040%) due 10/01/2023 ~		1,364,000	193,353

Old Republic International Corp.
3.875% due 08/26/2026		$2,850	2,694

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	17,213
3.625% due 10/01/2029		14,300	11,934
5.250% due 01/15/2026		33,800	32,960

OneMain Finance Corp.
6.875% due 03/15/2025		20,100	19,960

Ontario Teachers’ Cadillac Fairview Properties Trust
4.125% due 02/01/2029		4,700	4,204

ORIX Corp.
4.000% due 04/13/2032		1,800	1,585

Pacific Life Global Funding
1.200% due 06/24/2025		1,600	1,482

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		937	932

Physicians Realty LP
3.950% due 01/15/2028		3,900	3,528

Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	13,607

Pinnacol Assurance
8.625% due 06/25/2034 «(k)		15,000	16,089

Piper Sandler Cos.
5.200% due 10/15/2023		14,000	13,991

Primerica, Inc.
2.800% due 11/19/2031		8,000	6,343

Principal Life Global Funding
1.250% due 06/23/2025		4,600	4,246
1.250% due 08/16/2026		14,000	12,264

Prudential Funding Asia PLC
3.125% due 04/14/2030		800	685

Realty Income Corp.
2.200% due 06/15/2028		550	471
3.100% due 12/15/2029		7,200	6,241
3.250% due 01/15/2031		1,000	841
3.875% due 04/15/2025		2,800	2,719
3.950% due 08/15/2027		1,100	1,032
4.625% due 11/01/2025		6,600	6,457
4.875% due 06/01/2026		6,600	6,480

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regency Centers LP
3.700% due 06/15/2030	$1,680	$1,463

Reinsurance Group of America, Inc.
3.150% due 06/15/2030	6,300	5,223

Royal Bank of Canada
4.875% due 01/12/2026	19,600	19,242

Sanders Re Ltd.
17.196% (T-BILL 3MO + 11.750%) due 04/09/2029 ~	17,400	13,736

Santander Holdings USA, Inc.
3.244% due 10/05/2026	800	725
3.450% due 06/02/2025	18,700	17,792

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	2,500	1,933
6.534% due 01/10/2029 •	25,600	25,380

SBA Tower Trust
1.884% due 07/15/2050	24,900	22,532
2.328% due 07/15/2052	12,200	10,393
2.836% due 01/15/2050	3,987	3,817

Scentre Group Trust
3.500% due 02/12/2025	1,000	965
3.625% due 01/28/2026	7,100	6,749
4.375% due 05/28/2030	10,250	9,309

Simon Property Group LP
2.000% due 09/13/2024	3,000	2,889

SITE Centers Corp.
4.700% due 06/01/2027	5,000	4,633

Societe Generale SA
1.488% due 12/14/2026 •	25,200	22,508
1.792% due 06/09/2027 •	16,000	14,114
6.446% due 01/10/2029 •	25,400	25,126
6.447% due 01/12/2027 •	31,000	31,005
6.691% due 01/10/2034 •	32,100	31,204
7.875% due 12/18/2023 •(i)(j)	2,800	2,784

Spirit Realty LP
2.100% due 03/15/2028	6,400	5,394
3.200% due 02/15/2031	5,800	4,690
3.400% due 01/15/2030	9,200	7,710
4.000% due 07/15/2029	2,590	2,293

Standard Chartered PLC
1.456% due 01/14/2027 •	11,600	10,365
1.822% due 11/23/2025 •	37,800	35,732
3.971% due 03/30/2026 •	23,000	22,149
6.170% due 01/09/2027 •	30,600	30,456
6.187% due 07/06/2027 •	1,500	1,495
6.273% (SOFRRATE + 0.930%) due 11/23/2025 ~	14,200	14,150
6.301% due 01/09/2029 •	20,000	19,946

Starwood Property Trust, Inc.
4.375% due 01/15/2027	2,000	1,747

Stifel Financial Corp.
4.000% due 05/15/2030	32,600	27,583

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

STORE Capital Corp.
2.700% due 12/01/2031		$600	$410
2.750% due 11/18/2030		4,160	2,986

Sumitomo Mitsui Finance & Leasing Co. Ltd.
2.512% due 01/22/2025		2,800	2,666

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		40,400	37,386
1.902% due 09/17/2028		22,107	18,262
2.448% due 09/27/2024		10,700	10,338
2.472% due 01/14/2029		18,800	15,854
5.464% due 01/13/2026		6,900	6,833
5.520% due 01/13/2028		39,550	39,031
5.880% due 07/13/2026		2,300	2,298
6.711% (SOFRRATE + 1.430%) due 01/13/2026 ~		28,000	28,270

Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,071
2.700% due 07/15/2031		1,800	1,387
4.200% due 04/15/2032		6,300	5,380

SVB Financial Group
3.125% due 06/05/2030 ^(d)		8,700	5,360

Swedbank AB
3.356% due 04/04/2025		17,500	16,844

Synchrony Bank
5.400% due 08/22/2025		12,700	12,245
5.625% due 08/23/2027		12,500	11,675

Synchrony Financial
5.150% due 03/19/2029		5,450	4,886

Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	8,011	8,775
5.661% due 10/13/2041		8,029	9,010
5.744% due 04/13/2040		6,023	6,837
5.801% due 10/13/2040		21,776	24,877

Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	6,277
5.156% due 01/10/2028		10,000	9,766

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		33,000	33,036

Truist Financial Corp.
5.122% due 01/26/2034 •		1,350	1,208
5.900% due 10/28/2026 •		5,800	5,738

U.S. Bancorp
4.839% due 02/01/2034 •		800	705

UBS AG
5.125% due 05/15/2024 (j)		1,700	1,678
6.274% (SOFRRATE + 0.930%) due 09/11/2025 ~		17,100	17,111

UBS Group AG
0.625% due 01/18/2033	EUR	4,600	3,320
0.650% due 01/14/2028 •		2,000	1,846

26	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.650% due 09/10/2029	EUR	1,200	$1,000
1.000% due 06/24/2027 •		1,500	1,430
1.250% due 07/17/2025 •		1,700	1,749
2.125% due 09/12/2025 •	GBP	800	934
2.125% due 10/13/2026 •	EUR	1,360	1,366
2.125% due 11/15/2029 •	GBP	800	798
2.193% due 06/05/2026 •		$53,250	49,546
2.250% due 06/09/2028 •	GBP	1,100	1,158
2.593% due 09/11/2025 •		$23,800	22,915
2.875% due 04/02/2032 •	EUR	2,200	2,007
3.091% due 05/14/2032 •		$3,300	2,608
3.750% due 03/26/2025		45,535	43,815
3.869% due 01/12/2029 •		43,400	39,335
4.125% due 04/15/2026		38,200	36,336
4.194% due 04/01/2031 •		2,550	2,228
4.253% due 03/23/2028		4,200	3,863
4.282% due 01/09/2028		500	460
4.375% due 02/10/2031 •(i)(j)		2,000	1,438
4.550% due 04/17/2026		5,300	5,091
4.663% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	4,800	5,074
4.751% due 05/12/2028 •		$2,800	2,647
5.711% due 01/12/2027 •		42,000	41,481
5.959% due 01/12/2034 •		19,000	18,240
6.246% due 09/22/2029 •		18,900	18,711
6.301% due 09/22/2034 •		10,000	9,774
6.327% due 12/22/2027 •		42,600	42,549
6.373% due 07/15/2026 •		250	249
6.442% due 08/11/2028 •		21,900	21,891
6.537% due 08/12/2033 •		12,500	12,362
7.000% due 09/30/2027 •	GBP	900	1,113
7.750% due 03/01/2029 •	EUR	2,600	3,040
9.016% due 11/15/2033 •		$19,950	23,054

UDR, Inc.
3.100% due 11/01/2034		2,400	1,814
4.400% due 01/26/2029		5,000	4,624

UniCredit SpA
2.569% due 09/22/2026 •		13,600	12,465
7.830% due 12/04/2023		350,050	350,491

Ventas Realty LP
3.000% due 01/15/2030		33,600	27,920
4.125% due 01/15/2026		3,000	2,873

VICI Properties LP
4.750% due 02/15/2028		18,250	17,088

Virgin Money U.K. PLC
4.000% due 09/03/2027 •	GBP	2,300	2,571

Volkswagen Bank GmbH
2.500% due 07/31/2026	EUR	12,500	12,482

WEA Finance LLC
3.750% due 09/17/2024		$12,300	11,835

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	4,282

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.393% due 06/02/2028 •	$17,500	$15,353
2.406% due 10/30/2025 •	16,634	15,946
3.350% due 03/02/2033 •	7,680	6,211
3.526% due 03/24/2028 •	28,700	26,372
3.908% due 04/25/2026 •	3,000	2,891
4.478% due 04/04/2031 •	3,447	3,128
4.808% due 07/25/2028 •	3,500	3,341
5.574% due 07/25/2029 •	48,800	47,628

Wells Fargo Bank NA
5.450% due 08/07/2026	4,200	4,173
5.550% due 08/01/2025	2,800	2,792

Welltower OP LLC
2.750% due 01/15/2031	21,050	16,939
3.100% due 01/15/2030	24,700	20,933
3.850% due 06/15/2032	10,200	8,708
4.250% due 04/01/2026	800	769

Willis North America, Inc.
2.950% due 09/15/2029	2,200	1,877

WP Carey, Inc.
2.450% due 02/01/2032	2,000	1,510
4.000% due 02/01/2025	4,350	4,232
4.250% due 10/01/2026	1,700	1,624
4.600% due 04/01/2024	5,500	5,446

		7,302,605

INDUSTRIALS 6.3%

7-Eleven, Inc.
0.800% due 02/10/2024	1,446	1,419
1.300% due 02/10/2028	4,600	3,848
1.800% due 02/10/2031	11,500	8,727

AbbVie, Inc.
3.600% due 05/14/2025	300	290

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026	12,328	10,787

Air Canada Pass-Through Trust
3.300% due 07/15/2031	1,254	1,099
3.600% due 09/15/2028	3,235	2,995
5.250% due 10/01/2030	11,040	10,671

Aker BP ASA
4.000% due 01/15/2031	1,100	946

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	14,392	13,822

Alcon Finance Corp.
2.600% due 05/27/2030	6,000	4,948

Altice France SA
5.125% due 07/15/2029	4,000	2,850

Amdocs Ltd.
2.538% due 06/15/2030	12,100	9,715

American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,325	1,096
3.000% due 04/15/2030	14,573	13,066

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.150% due 08/15/2033	$22,631	$19,437
3.200% due 12/15/2029	11,811	10,645
3.250% due 04/15/2030	6,201	5,317
3.350% due 04/15/2031	11,053	9,864
3.375% due 11/01/2028	8,473	7,569
3.500% due 08/15/2033	4,253	3,461
3.575% due 07/15/2029	6,135	5,638
3.600% due 03/22/2029	5,802	5,355
3.650% due 02/15/2029	4,100	3,721
3.650% due 12/15/2029	3,679	3,211
3.700% due 04/01/2028	3,751	3,427

American Airlines, Inc.
5.750% due 04/20/2029	8,000	7,447

Amgen, Inc.
5.150% due 03/02/2028	35,060	34,494
5.250% due 03/02/2030	8,100	7,917

Amphenol Corp.
3.200% due 04/01/2024	1,900	1,875

AutoNation, Inc.
4.750% due 06/01/2030	6,715	6,054

Bacardi Ltd.
4.450% due 05/15/2025	18,200	17,670

Banner Health
1.897% due 01/01/2031	1,900	1,483

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	7,700	5,135

BayCare Health System, Inc.
3.831% due 11/15/2050	2,700	2,006

Bayer U.S. Finance LLC
4.250% due 12/15/2025	22,600	21,764
4.375% due 12/15/2028	28,700	26,686
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~	12,600	12,607

Berry Global, Inc.
1.570% due 01/15/2026	2,900	2,622

Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,451
3.080% due 07/01/2051	7,000	4,054

Black Knight InfoServ LLC
3.625% due 09/01/2028	4,400	3,955

Boardwalk Pipelines LP
3.400% due 02/15/2031	5,000	4,159

Boeing Co.
1.433% due 02/04/2024	72,290	71,148
1.950% due 02/01/2024	95,900	94,588
2.196% due 02/04/2026	10,550	9,689
2.750% due 02/01/2026	63,290	59,142

British Airways Pass-Through Trust
2.900% due 09/15/2036	752	624
3.300% due 06/15/2034	5,201	4,489
3.350% due 12/15/2030	5,053	4,499
3.800% due 03/20/2033	1,553	1,430
4.250% due 05/15/2034	5,226	4,697

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
2.450% due 02/15/2031	$58,100	$45,437
2.600% due 02/15/2033	7,500	5,596
3.137% due 11/15/2035	185,937	135,627
3.187% due 11/15/2036	35,082	25,203
3.419% due 04/15/2033	29,454	23,571
3.469% due 04/15/2034	35,560	27,944
3.500% due 02/15/2041	10,100	7,025
4.150% due 11/15/2030	5,463	4,841
4.300% due 11/15/2032	48,280	42,137
4.926% due 05/15/2037	65,714	56,674

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	11,100	6,754

Centene Corp.
4.250% due 12/15/2027	5,306	4,896
4.625% due 12/15/2029	7,000	6,313

CenterPoint Energy Resources Corp.
1.750% due 10/01/2030	8,500	6,583

Charter Communications Operating LLC
2.250% due 01/15/2029	1,250	1,020
3.500% due 06/01/2041	7,900	5,001
3.700% due 04/01/2051	2,200	1,282
3.850% due 04/01/2061	2,040	1,141
4.400% due 04/01/2033	1,850	1,574
4.908% due 07/23/2025	37,400	36,558
6.484% due 10/23/2045	1,500	1,311
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~	60,500	60,709

Choice Hotels International, Inc.
3.700% due 12/01/2029	5,090	4,399

CommonSpirit Health
3.910% due 10/01/2050	24,400	17,329

Conagra Brands, Inc.
1.375% due 11/01/2027	12,490	10,458

Constellation Brands, Inc.
3.700% due 12/06/2026	2,800	2,645

Continental Resources, Inc.
4.375% due 01/15/2028	4,889	4,537

CoStar Group, Inc.
2.800% due 07/15/2030	9,600	7,743

Cox Communications, Inc.
2.950% due 10/01/2050	4,700	2,597

CRH America Finance, Inc.
3.400% due 05/09/2027	1,600	1,479
4.500% due 04/04/2048	4,900	3,762

CVS Health Corp.
2.125% due 09/15/2031	4,200	3,214
3.250% due 08/15/2029	8,700	7,616

CVS Pass-Through Trust
8.353% due 07/10/2031	154	164

DAE Funding LLC
1.625% due 02/15/2024	500	490

28	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dell International LLC
6.020% due 06/15/2026	$9,796	$9,836
6.200% due 07/15/2030	4,700	4,741

Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029	1,477	1,291

Discovery Communications LLC
4.650% due 05/15/2050	13,700	9,690

Duke University
2.832% due 10/01/2055	31,400	19,266

Eastern Energy Gas Holdings LLC
2.500% due 11/15/2024	8,400	8,082

eBay, Inc.
2.700% due 03/11/2030	900	749

Elevance Health, Inc.
2.375% due 01/15/2025	2,000	1,911

Emory University
1.566% due 09/01/2025	2,100	1,953
2.143% due 09/01/2030	12,300	10,042
2.969% due 09/01/2050	23,500	14,950

Energy Transfer LP
2.900% due 05/15/2025	1,500	1,426
4.500% due 11/01/2023	14,709	14,687
4.950% due 05/15/2028	4,290	4,107
5.000% due 05/15/2050	200	157

Entergy Louisiana LLC
1.600% due 12/15/2030	4,100	3,092

EQM Midstream Partners LP
6.000% due 07/01/2025	3,304	3,256
6.500% due 07/01/2027	5,000	4,887

Equifax, Inc.
3.100% due 05/15/2030	2,390	1,992

Essential Utilities, Inc.
2.400% due 05/01/2031	1,890	1,474
3.351% due 04/15/2050	1,800	1,124

Expedia Group, Inc.
3.250% due 02/15/2030	7,430	6,289
4.625% due 08/01/2027	5,000	4,770
6.250% due 05/01/2025	17,044	17,080

Ferguson Finance PLC
3.250% due 06/02/2030	4,400	3,733

Fidelity National Information Services, Inc.
1.150% due 03/01/2026	4,000	3,586

Fiserv, Inc.
2.650% due 06/01/2030	47,580	39,120

Flex Ltd.
4.875% due 05/12/2030	27,200	25,406

Ford Foundation
2.415% due 06/01/2050	5,100	2,975

Ford Motor Co.
3.250% due 02/12/2032	11,800	9,105

Fortune Brands Innovations, Inc.
3.250% due 09/15/2029	17,112	14,847

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Forward Air Corp.
9.500% due 10/15/2031 (c)		$9,600	$9,601

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	2,200	2,092

GE Capital Funding LLC
4.550% due 05/15/2032		$40,055	36,944

GE Capital U.K. Funding Unlimited Co.
5.875% due 01/18/2033	GBP	300	361

General Electric Co.
6.011% (TSFR3M + 0.642%) due 05/05/2026 ~		$2,640	2,635
7.500% due 08/21/2035		2,100	2,338

Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,031
2.650% due 02/15/2025		3,930	3,746
2.900% due 05/15/2030		18,292	15,010
3.200% due 08/15/2029		5,300	4,511

Gray Oak Pipeline LLC
3.450% due 10/15/2027		23,200	20,587

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		14,700	14,366
6.510% due 02/23/2042		800	785

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031 (c)		1,700	1,705

Hamilton College
4.750% due 07/01/2113		29,370	21,981

HCA, Inc.
5.200% due 06/01/2028		10,150	9,815
5.375% due 09/01/2026		26,700	26,213
5.500% due 06/01/2033		10,100	9,559
5.875% due 02/01/2029		1,700	1,673

Huntington Ingalls Industries, Inc.
2.043% due 08/16/2028		10,000	8,409
4.200% due 05/01/2030		3,500	3,167

Hyundai Capital America
0.800% due 01/08/2024		21,900	21,595
1.000% due 09/17/2024		32,500	30,970
1.650% due 09/17/2026		73,100	64,544
2.100% due 09/15/2028		33,000	27,407
5.500% due 03/30/2026		17,500	17,277
5.875% due 04/07/2025		11,992	11,955
5.950% due 09/21/2026		11,800	11,771
6.000% due 07/11/2025		70,300	70,090
6.491% due 08/04/2025 •		43,900	43,927

Imperial Brands Finance PLC
3.125% due 07/26/2024		20,130	19,621
3.500% due 07/26/2026		34,025	31,857
3.875% due 07/26/2029		35,650	31,409
4.250% due 07/21/2025		15,205	14,651

Infor, Inc.
1.750% due 07/15/2025		12,500	11,502

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		6,300	4,307

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Flavors & Fragrances, Inc.
1.230% due 10/01/2025		$8,700	$7,802
3.268% due 11/15/2040		5,100	3,201

JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,279	6,119
2.950% due 11/15/2029		505	434
4.000% due 05/15/2034		4,307	3,887

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		7,728	6,437

Kinder Morgan, Inc.
7.750% due 01/15/2032		5,100	5,534

Leidos, Inc.
2.300% due 02/15/2031		13,600	10,467
3.625% due 05/15/2025		1,800	1,731
4.375% due 05/15/2030		3,300	2,956

Liberty Utilities Finance GP 1
2.050% due 09/15/2030		14,600	11,272

LifePoint Health, Inc.
11.000% due 10/15/2030 (c)		9,200	9,200

Marriott International, Inc.
3.500% due 10/15/2032		27,640	22,632
3.600% due 04/15/2024		11,400	11,261
4.150% due 12/01/2023		33,000	32,898
4.625% due 06/15/2030		1,600	1,475
5.450% due 09/15/2026		16,500	16,355

Mather Foundation
2.675% due 10/01/2031		1,050	841

Mattel, Inc.
3.375% due 04/01/2026		4,300	3,981

Melco Resorts Finance Ltd.
4.875% due 06/06/2025		300	284

Micron Technology, Inc.
2.703% due 04/15/2032		1,400	1,070
4.975% due 02/06/2026		10,200	9,984

MidMichigan Health
3.409% due 06/01/2050		29,500	18,998

Mileage Plus Holdings LLC
6.500% due 06/20/2027		1,050	1,041

Moody’s Corp.
3.250% due 05/20/2050		1,200	771

Motorola Solutions, Inc.
2.300% due 11/15/2030		16,770	13,034

MPLX LP
4.700% due 04/15/2048		7,200	5,465

National Fuel Gas Co.
2.950% due 03/01/2031		10,900	8,583

NetApp, Inc.
1.875% due 06/22/2025		4,700	4,397
2.700% due 06/22/2030		31,100	25,302

Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	1,200	1,211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.201% due 09/17/2028	EUR	3,100	$2,967
3.522% due 09/17/2025		$122,700	115,955
4.345% due 09/17/2027		132,900	121,372
4.810% due 09/17/2030		41,900	36,159

NVR, Inc.
3.000% due 05/15/2030		1,323	1,103

NXP BV
2.700% due 05/01/2025		4,788	4,549
3.150% due 05/01/2027		4,100	3,741
3.400% due 05/01/2030		1,700	1,455
3.875% due 06/18/2026		37,682	35,841
4.300% due 06/18/2029		2,100	1,925
5.000% due 01/15/2033		455	419
5.350% due 03/01/2026		13,800	13,602

NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.667% due 10/01/2050		4,000	2,224

Occidental Petroleum Corp.
6.950% due 07/01/2024		519	523

OCI NV
6.700% due 03/16/2033		6,100	5,828

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (g)(i)		38,250	904

ONEOK Partners LP
6.850% due 10/15/2037		2,200	2,229

Oracle Corp.
2.800% due 04/01/2027		300	273
2.950% due 04/01/2030		1,500	1,263
3.600% due 04/01/2050		11,100	7,187
3.850% due 04/01/2060		13,100	8,337
4.650% due 05/06/2030		1,500	1,404

Orlando Health Obligated Group
3.327% due 10/01/2050		1,100	723

PeaceHealth Obligated Group
3.218% due 11/15/2050		8,900	5,346

Penske Truck Leasing Co. LP
3.450% due 07/01/2024		11,100	10,890

Petroleos Mexicanos
10.000% due 02/07/2033		13,700	12,208

President & Fellows of Harvard College
2.517% due 10/15/2050		550	329

Qorvo, Inc.
1.750% due 12/15/2024		716	674

Quanta Services, Inc.
0.950% due 10/01/2024		1,100	1,041
2.900% due 10/01/2030		4,000	3,265

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		8,190	6,307
2.800% due 09/15/2050		5,500	3,180

Renesas Electronics Corp.
1.543% due 11/26/2024		9,460	8,911
2.170% due 11/25/2026		3,801	3,354

30	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rolls-Royce PLC
5.750% due 10/15/2027		$1,200	$1,159

Royalty Pharma PLC
1.200% due 09/02/2025		11,900	10,821

Rumo Luxembourg SARL
5.250% due 01/10/2028		1,325	1,226

S&P Global, Inc.
2.700% due 03/01/2029		6,900	6,038

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		34,100	31,284

Sands China Ltd.
4.300% due 01/08/2026		600	561
5.375% due 08/08/2025		300	291

Santos Finance Ltd.
6.875% due 09/19/2033		18,100	17,725

Skyworks Solutions, Inc.
1.800% due 06/01/2026		380	338

Southern Co.
1.750% due 03/15/2028		7,190	6,102
3.700% due 04/30/2030		4,000	3,546

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		6,800	5,308
9.375% due 11/30/2029		8,000	8,151

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		3,700	3,363

Sprint Spectrum Co. LLC
4.738% due 03/20/2025		6,900	6,829
5.152% due 09/20/2029		44,550	43,780

Sutter Health
3.361% due 08/15/2050		26,400	17,305

Syngenta Finance NV
4.892% due 04/24/2025		3,751	3,660

T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	19,411
2.050% due 02/15/2028		1,000	860
2.550% due 02/15/2031		30,100	23,962
3.400% due 10/15/2052		15,500	9,690
3.500% due 04/15/2025		5,700	5,501
3.875% due 04/15/2030		27,657	24,514

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		9,635	8,055
7.000% due 10/15/2028		3,900	4,047

Textron, Inc.
2.450% due 03/15/2031		3,900	3,102

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	9,100	7,894
1.250% due 01/31/2032		7,800	5,838

Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		$3,200	2,748

Transurban Finance Co. Pty. Ltd.
2.450% due 03/16/2031		5,000	3,955

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		$4,329	$4,115
4.625% due 12/03/2026		1,142	1,100
7.125% due 04/22/2025		3,095	3,099

United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,044	5,827
2.900% due 11/01/2029		1,451	1,254
3.100% due 01/07/2030		4,278	3,874
3.450% due 06/01/2029		4,113	3,774
3.450% due 01/07/2030		1,699	1,515
3.500% due 09/01/2031		4,189	3,722
3.750% due 03/03/2028		1,107	1,036
4.000% due 10/11/2027		2,191	2,084
4.150% due 10/11/2025		2,031	2,004
4.150% due 02/25/2033		10,250	9,315
4.300% due 02/15/2027		830	795
5.800% due 07/15/2037		47,500	46,354
5.875% due 04/15/2029		42,834	42,519

United Airlines, Inc.
4.375% due 04/15/2026		1,900	1,759

Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		8,800	8,247

Verisk Analytics, Inc.
3.625% due 05/15/2050		10,800	7,257

Virgin Media Secured Finance PLC
5.250% due 05/15/2029	GBP	10,000	10,554

VMware, Inc.
1.800% due 08/15/2028		$3,000	2,492
4.500% due 05/15/2025		11,358	11,099
4.650% due 05/15/2027		12,010	11,588
4.700% due 05/15/2030		19,100	17,601

Volkswagen Group of America Finance LLC
2.850% due 09/26/2024		17,200	16,653
3.200% due 09/26/2026		3,700	3,429
3.350% due 05/13/2025		27,445	26,312
4.750% due 11/13/2028		39,500	37,386
5.700% due 09/12/2026		6,800	6,766
6.274% (SOFRRATE + 0.930%) due 09/12/2025 ~		8,700	8,712

Volkswagen International Finance NV
5.349% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	10,400	11,134

Warnermedia Holdings, Inc.
3.755% due 03/15/2027		$4,800	4,434

Weir Group PLC
2.200% due 05/13/2026		18,700	16,813

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025		5,600	5,322
4.700% due 09/15/2028		6,100	5,739

Woodside Finance Ltd.
3.650% due 03/05/2025		100	96

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WPP Finance
3.750% due 09/19/2024	$300	$292

Xylem, Inc.
3.250% due 11/01/2026	2,400	2,237

		3,321,759

UTILITIES 2.9%

Adani Renewable Energy RJ Ltd.
4.625% due 10/15/2039	7,298	5,325

AEP Texas, Inc.
3.950% due 06/01/2028	5,800	5,379

AES Corp.
2.450% due 01/15/2031	10,600	8,161
3.300% due 07/15/2025	20,050	19,016
3.950% due 07/15/2030	23,167	19,995

Alliant Energy Finance LLC
1.400% due 03/15/2026	8,400	7,460

American Transmission Systems, Inc.
5.000% due 09/01/2044	700	599

Appalachian Power Co.
2.700% due 04/01/2031	23,700	19,087

Arizona Public Service Co.
2.600% due 08/15/2029	6,400	5,482
3.350% due 05/15/2050	14,000	8,795

AT&T, Inc.
2.750% due 06/01/2031	40,350	32,300
3.850% due 06/01/2060	1,140	728

Atmos Energy Corp.
1.500% due 01/15/2031	5,400	4,107

Black Hills Corp.
2.500% due 06/15/2030	6,600	5,286

Boston Gas Co.
3.150% due 08/01/2027	2,900	2,610

CenterPoint Energy Houston Electric LLC
5.200% due 10/01/2028	6,600	6,553

Clearway Energy Operating LLC
3.750% due 02/15/2031	10,700	8,454

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030	8,200	8,099

Constellation Energy Generation LLC
3.250% due 06/01/2025	9,100	8,678

Dominion Energy, Inc.
2.250% due 08/15/2031	9,550	7,394

Duke Energy Carolinas LLC
2.550% due 04/15/2031	6,500	5,333

Duke Energy Corp.
2.450% due 06/01/2030	8,600	6,991

Duke Energy Progress LLC
2.000% due 08/15/2031	22,400	17,266

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Edison International
5.750% due 06/15/2027	$4,700	$4,660

EDP Finance BV
1.710% due 01/24/2028	38,300	32,329

Electricite de France SA
5.700% due 05/23/2028	5,000	4,955
9.125% due 03/15/2033 •(i)	13,700	14,306

Enel Finance America LLC
2.875% due 07/12/2041	2,800	1,672
7.100% due 10/14/2027	13,700	14,180

Enel Finance International NV
1.375% due 07/12/2026	17,400	15,375
1.875% due 07/12/2028	11,300	9,378
2.250% due 07/12/2031	800	605
2.650% due 09/10/2024	178,101	172,357
4.625% due 06/15/2027	35,600	33,971
5.000% due 06/15/2032	12,900	11,682

Entergy Corp.
1.900% due 06/15/2028	2,100	1,775
2.800% due 06/15/2030	6,100	5,066
3.750% due 06/15/2050	7,700	5,112

Evergy Metro, Inc.
2.250% due 06/01/2030	12,600	10,181

Exelon Corp.
2.750% due 03/15/2027	770	700
3.950% due 06/15/2025	933	903

Fells Point Funding Trust
3.046% due 01/31/2027	8,500	7,712

FirstEnergy Corp.
1.600% due 01/15/2026	5,500	4,951
2.250% due 09/01/2030	12,000	9,315
4.150% due 07/15/2027	2,000	1,861

Florida Power & Light Co.
3.700% due 12/01/2047	600	439

FORESEA Holding SA
7.500% due 06/15/2030	14,001	13,175

Georgia Power Co.
3.250% due 03/15/2051	9,900	6,290

India Green Power Holdings
4.000% due 02/22/2027	5,500	4,830

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	11,370	9,981

ITC Holdings Corp.
2.950% due 05/14/2030	25,900	21,506

Kentucky Utilities Co.
3.300% due 06/01/2050	5,200	3,392

Massachusetts Electric Co.
1.729% due 11/24/2030	3,400	2,558

Metropolitan Edison Co.
4.300% due 01/15/2029	1,760	1,637

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	9,400	9,252

32	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Monongahela Power Co.
3.550% due 05/15/2027	$4,400	$4,075

National Rural Utilities Cooperative Finance Corp.
1.350% due 03/15/2031	10,290	7,546
8.000% due 03/01/2032	165	187

New York State Electric & Gas Corp.
1.950% due 10/01/2030	18,300	13,979
2.150% due 10/01/2031	3,410	2,549

NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030	71,790	57,524

Niagara Mohawk Power Corp.
3.508% due 10/01/2024	1,000	974
4.278% due 12/15/2028	17,600	16,341

NRG Energy, Inc.
3.875% due 02/15/2032	2,500	1,880

ONEOK, Inc.
5.550% due 11/01/2026	2,700	2,683
5.650% due 11/01/2028	7,200	7,109
5.800% due 11/01/2030	6,400	6,269
5.850% due 01/15/2026	7,700	7,708
6.050% due 09/01/2033	41,100	40,402
6.350% due 01/15/2031	11,100	11,176
6.625% due 09/01/2053	30,000	29,412

Pacific Gas & Electric Co.
1.700% due 11/15/2023	25,060	24,921
2.100% due 08/01/2027	28,879	24,711
2.500% due 02/01/2031	39,700	30,232
2.950% due 03/01/2026	4,050	3,734
3.150% due 01/01/2026	35,240	32,790
3.250% due 02/16/2024	18,900	18,681
3.250% due 06/01/2031	18,660	14,847
3.300% due 03/15/2027	9,400	8,495
3.300% due 12/01/2027	10,000	8,843
3.300% due 08/01/2040	20,719	13,291
3.400% due 08/15/2024	2,230	2,177
3.450% due 07/01/2025	13,300	12,624
3.500% due 06/15/2025	16,990	16,154
3.500% due 08/01/2050	51,900	30,958
3.750% due 02/15/2024	15,685	15,539
3.750% due 07/01/2028	12,700	11,280
3.750% due 08/15/2042	2,000	1,286
3.850% due 11/15/2023	4,691	4,678
3.950% due 12/01/2047	24,400	15,648
4.000% due 12/01/2046	6,800	4,326
4.200% due 03/01/2029	31,800	28,143
4.250% due 03/15/2046	9,600	6,365
4.300% due 03/15/2045	8,500	5,765
4.400% due 03/01/2032	26,200	22,211
4.450% due 04/15/2042	9,200	6,586
4.500% due 07/01/2040	23,100	17,215
4.500% due 12/15/2041	10,400	7,133
4.550% due 07/01/2030	49,903	44,139
4.600% due 06/15/2043	3,300	2,374
4.650% due 08/01/2028	6,100	5,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 02/15/2044	$4,100	$3,035
4.950% due 07/01/2050	7,800	5,824
6.100% due 01/15/2029	25,250	24,682
6.150% due 01/15/2033	14,100	13,388
6.400% due 06/15/2033	25,500	24,604
6.750% due 01/15/2053	6,000	5,632

PacifiCorp
2.700% due 09/15/2030	100	82
3.300% due 03/15/2051	100	60

Pennsylvania Electric Co.
3.250% due 03/15/2028	600	539

Public Service Co. of Colorado
1.900% due 01/15/2031	6,900	5,348

ReNew Wind Energy AP2
4.500% due 07/14/2028	11,600	9,760

Rio Oil Finance Trust
8.200% due 04/06/2028	1,713	1,729
9.250% due 07/06/2024	2,898	2,923
9.750% due 01/06/2027	17,456	18,046

Rochester Gas & Electric Corp.
1.850% due 12/01/2030	600	449

San Diego Gas & Electric Co.
1.700% due 10/01/2030	12,037	9,304
3.320% due 04/15/2050	1,300	834

Southern California Edison Co.
2.500% due 06/01/2031	12,760	10,155
2.750% due 02/01/2032	23,550	18,851
3.650% due 06/01/2051	15,000	9,978

Southern California Gas Co.
2.950% due 04/15/2027	6,830	6,270

Southwest Gas Corp.
4.050% due 03/15/2032	1,270	1,098

Southwestern Electric Power Co.
4.100% due 09/15/2028	257	239

Southwestern Public Service Co.
3.150% due 05/01/2050	7,900	4,868

Sprint LLC
7.125% due 06/15/2024	200	201

System Energy Resources, Inc.
2.140% due 12/09/2025	18,500	16,810

Toledo Edison Co.
2.650% due 05/01/2028	18,667	15,966

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025	500	483

Virginia Electric & Power Co.
4.450% due 02/15/2044	10	8

VTR Comunicaciones SpA
5.125% due 01/15/2028	1,645	928

WEC Energy Group, Inc.
1.375% due 10/15/2027	3,725	3,159

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.800% due 10/15/2030	$16,190	$12,331

		1,527,349

Total Corporate Bonds & Notes (Cost $13,411,122)		12,151,713

MUNICIPAL BONDS & NOTES 0.4%

CALIFORNIA 0.1%

California Health Facilities Financing Authority Revenue Bonds, Series 2019
2.704% due 06/01/2030	5,100	4,374

California Health Facilities Financing Authority Revenue Notes, Series 2019
2.211% due 06/01/2025	4,500	4,270
2.534% due 06/01/2028	5,100	4,560
2.584% due 06/01/2029	3,600	3,147

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	2	2
7.550% due 04/01/2039	2	2

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	200	210

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	6,770	5,591

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	5,700	5,022

		27,178

CONNECTICUT 0.0%

Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003
5.910% due 06/01/2033	165	170

GEORGIA 0.1%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	49,506	52,776

NEW YORK 0.1%

New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	18,296
2.127% due 03/15/2032	23,000	17,876
2.227% due 03/15/2033	23,000	17,513
2.277% due 03/15/2034	19,000	14,121

New York State Urban Development Corp. Revenue Notes, Series 2020
1.827% due 03/15/2029	1,300	1,092

		68,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.0%

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	$2,980	$3,117

RHODE ISLAND 0.0%

Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	168

TEXAS 0.0%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
4.507% due 11/01/2051	8,385	7,093

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	922
1.946% due 11/01/2028	2,435	2,097
2.046% due 11/01/2029	1,400	1,174
2.096% due 11/01/2030	1,750	1,428

		12,714

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,335
3.401% due 06/01/2034	10,930	8,588
3.501% due 06/01/2035	9,935	7,691

		17,614

Total Municipal Bonds & Notes (Cost $220,153)		182,635

U.S. GOVERNMENT AGENCIES 50.5%

Fannie Mae
0.000% due 02/25/2033 - 11/25/2040 •	356	287
0.000% due 03/25/2036 - 06/25/2055 ~(a)	22,667	1,142
0.000% due 03/25/2036 (b)(g)	756	654
0.641% due 02/25/2037 •(a)	8	0
0.671% due 06/25/2037 •(a)	49	3
0.721% due 12/25/2042 •(a)	914	101
0.821% due 05/25/2037 - 01/25/2040 •(a)	483	21
0.833% due 10/25/2043 •	16,018	13,511
0.871% due 08/25/2042 •(a)	6,043	580
0.951% due 03/25/2037 •(a)	26	2
1.121% due 07/25/2036 •(a)	269	17
1.171% due 12/25/2036 - 06/25/2037 •(a)	164	6

34	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.211% due 12/25/2036 •(a)	$95	$7
1.221% due 07/25/2037 •(a)	60	5
1.331% due 05/25/2037 •(a)	23	2
2.349% due 01/25/2031 ~(a)	194,148	15,928
2.478% due 10/01/2027 •	1	1
3.000% due 08/25/2040 - 09/01/2057	60,636	53,328
3.496% due 02/01/2035 •	368	360
3.500% due 08/25/2042	15,560	13,890
3.522% due 11/01/2035 •	32	31
3.562% due 11/01/2034 •	64	62
3.585% due 10/01/2034 - 12/01/2034 •	86	84
3.599% due 01/01/2035 •	573	562
3.621% due 12/01/2034 •	13	12
3.623% due 01/01/2035 •	1,232	1,231
3.665% due 11/01/2034 •	69	68
3.675% due 09/01/2034 •	33	32
3.694% due 05/01/2030 •	2	1
3.709% due 01/01/2035 •	15	15
3.712% due 01/01/2035 •	638	623
3.715% due 01/01/2036 •	1	1
3.721% due 10/01/2035 •	129	127
3.732% due 02/01/2035 •	11	10
3.741% due 11/01/2032 •	3	3
3.795% due 12/01/2034 - 03/01/2036 •	56	55
3.810% due 12/01/2035 •	7	7
3.844% due 03/01/2033 •	9	9
3.845% due 09/01/2035 •	361	358
3.863% due 09/01/2035 •	1	1
3.872% due 12/01/2034 •	7	7
3.891% due 12/01/2034 •	148	145
3.895% due 11/01/2031 •	32	32
3.916% due 11/01/2035 •	213	211
3.923% due 12/01/2033 •	58	57
3.928% due 11/01/2037 •	6	6
3.932% due 12/01/2034 •	3	3
3.950% due 11/01/2034 •	3	3
3.957% due 02/01/2035 •	122	121
3.978% due 12/01/2035 •	65	64
3.990% due 12/01/2036 •	2	2
3.995% due 11/01/2034 •	102	100
4.000% due 07/25/2040 - 01/01/2059	18,724	16,924
4.015% due 09/01/2035 •	124	123
4.023% due 02/01/2035 •	60	59
4.030% due 11/01/2035 •	48	47
4.032% due 11/01/2035 •	81	80
4.038% due 10/01/2035 •	34	34
4.047% due 03/01/2036 •	10	10
4.057% due 01/01/2037 •	4	4
4.066% due 02/01/2035 •	442	434
4.068% due 12/01/2033 •	92	91
4.162% due 11/01/2035 •	91	90
4.175% due 02/01/2035 •	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.186% due 11/01/2035 •	$962	$982
4.190% due 12/01/2023 •	2	2
4.200% due 09/01/2037 •	7	7
4.202% due 02/01/2027 •	9	9
4.210% due 03/01/2036 •	84	82
4.249% due 02/01/2036 •	29	29
4.250% due 08/01/2024 - 12/01/2025 •	14	14
4.262% due 09/01/2035 •	12	12
4.273% due 12/01/2033 •	136	134
4.286% due 04/01/2033 •	5	5
4.287% due 02/01/2036 •	84	83
4.300% due 11/01/2035 - 01/01/2036 •	261	258
4.310% due 01/01/2036 •	12	12
4.319% due 03/01/2034 •	395	390
4.323% due 03/01/2036 •	69	68
4.325% due 11/01/2023 - 04/01/2035 •	8	8
4.350% due 05/01/2026 •	1	1
4.380% due 05/01/2025 •	3	3
4.383% due 09/01/2035 •	44	43
4.395% due 12/01/2025 •	8	8
4.418% due 09/01/2035 •	333	326
4.438% due 01/01/2035 •	142	140
4.440% due 06/01/2025 •	4	4
4.500% due 02/01/2024 •	1	1
4.500% due 06/25/2024 - 09/25/2041	82,193	77,774
4.507% due 02/01/2028 •	1	1
4.543% due 03/01/2033 •	16	16
4.547% due 05/01/2035 •	21	21
4.550% due 03/01/2035 •	2	2
4.552% due 04/01/2034 •	15	15
4.572% due 05/01/2035 •	535	530
4.573% due 04/01/2038 •	1	1
4.625% due 10/01/2023 - 10/01/2026 •	1	1
4.629% due 12/01/2027 •	47	46
4.633% due 12/01/2030 •	2	2
4.645% due 08/01/2027 •	4	4
4.689% due 11/01/2025 •	21	21
4.690% due 11/01/2025 •	7	7
4.709% due 03/01/2035 •	5	5
4.725% due 12/01/2026 •	3	3
4.738% due 01/01/2036 •	34	34
4.750% due 08/01/2025 •	10	9
4.761% due 08/01/2027 •	40	39
4.776% due 07/01/2033 •	1	1
4.780% due 05/25/2035 ~	1,302	1,320
4.788% due 08/01/2035 •	26	25
4.790% due 12/25/2042 ~	4,348	4,063
4.797% due 12/01/2036 •	12	12
4.882% due 10/01/2034 •	124	122
4.910% due 06/01/2035 •	62	61
4.913% due 09/01/2035 •	297	292

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.932% due 04/01/2027 •	$5	$5
4.976% due 10/25/2042 ~	3,284	3,224
5.000% due 09/18/2027 - 04/25/2035	342	333
5.000% due 04/25/2043 •	749	679
5.014% due 06/01/2035 •	34	33
5.016% due 11/01/2035 •	36	36
5.055% due 05/01/2038 •	3,056	3,113
5.070% due 05/01/2033 •	6	6
5.087% due 11/01/2025 •	5	5
5.106% due 09/01/2035 •	2	2
5.138% due 05/01/2036 •	69	68
5.215% due 01/01/2026 •	3	3
5.250% due 08/01/2027 •	5	4
5.254% due 05/01/2035 •	377	370
5.267% due 07/01/2024 •	2	2
5.284% due 05/01/2037 •	2	2
5.312% due 06/01/2035 •	123	120
5.315% due 05/01/2035 •	4	4
5.326% due 04/01/2035 •	214	209
5.362% due 06/01/2035 •	57	57
5.390% due 11/01/2034 •	229	234
5.419% due 09/01/2034 •	955	960
5.422% due 08/01/2026 •	5	5
5.435% due 06/01/2034 •	1	1
5.452% due 10/01/2035 •	70	69
5.462% due 07/25/2037 •	48	46
5.500% due 02/25/2024 - 08/25/2035	22	22
5.514% due 09/01/2034 •	11	11
5.522% due 03/25/2034 •	6	6
5.532% due 03/25/2036 •	280	274
5.552% due 08/25/2034 •	4	3
5.575% due 08/01/2035 •	75	74
5.629% due 06/01/2043 •	1,073	1,040
5.630% due 07/01/2042 - 12/01/2044 •	4,129	3,997
5.674% due 06/25/2032 •	1	1
5.679% due 04/25/2036 - 05/25/2037 •	248	246
5.680% due 09/01/2041 •	1,841	1,798
5.718% due 05/01/2034 •	32	32
5.729% due 01/25/2033 - 05/25/2048 •	15,868	15,223
5.738% due 06/01/2035 •	5	5
5.749% due 11/25/2036 - 06/25/2037 •	158	155
5.750% due 07/01/2024 •	1	1
5.750% due 12/20/2027 - 08/25/2034	369	363
5.758% due 05/01/2035 •	6	6
5.766% due 07/01/2035 •	149	147
5.779% due 05/25/2034 - 03/25/2044 •	1,098	1,085
5.789% due 08/01/2035 - 03/25/2037 •	86	85

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.799% due 01/25/2037 •	$216	$211
5.805% due 07/01/2035 •	2	2
5.809% due 07/25/2037 •	183	179
5.820% due 05/01/2035 •	5	5
5.828% due 04/18/2028 •	4	4
5.829% due 06/25/2029 - 06/25/2047 •	21,967	21,217
5.830% due 10/01/2030 - 10/01/2040 •	493	479
5.839% due 09/25/2035 •	15	14
5.840% due 09/01/2033 •	13	13
5.845% due 07/01/2026 •	2	2
5.859% due 11/25/2040 •	1,920	1,883
5.876% due 06/01/2035 •	745	745
5.878% due 10/18/2030 •	67	66
5.879% due 10/25/2030 - 04/25/2047 •	28,759	27,721
5.881% due 08/01/2035 •	341	335
5.889% due 07/01/2035 - 07/25/2036 •	575	568
5.898% due 08/01/2035 •	138	136
5.929% due 08/25/2030 - 12/25/2049 •	30,796	29,835
5.949% due 10/25/2040 •	16	16
5.955% due 09/01/2024 •	6	6
5.960% due 10/01/2034 •	143	142
5.970% due 07/01/2026 •	1	1
5.972% due 08/01/2035 •	52	53
5.978% due 12/18/2031 •	14	14
5.979% due 09/25/2041 •	370	364
5.987% due 09/01/2035 •	25	25
6.000% due 05/17/2027 - 10/25/2044	3,911	3,906
6.009% due 08/25/2037 •	1,976	1,947
6.010% due 09/01/2035 •	99	98
6.027% due 07/01/2034 •	156	154
6.029% due 12/25/2032 - 07/01/2035 •	715	713
6.079% due 10/25/2023 - 03/25/2040 •	450	446
6.094% due 09/01/2037 •	1	1
6.099% due 03/25/2038 •	27	27
6.135% due 08/01/2033 •	1	1
6.137% due 06/01/2033 •	4	4
6.140% due 09/01/2029 •	2	1
6.149% due 06/25/2037 •	68	67
6.152% due 09/01/2033 •	3	3
6.162% due 07/01/2035 •	24	23
6.179% due 03/25/2038 - 11/25/2039 •	89	89
6.185% due 08/01/2032 •	2	2
6.205% due 11/01/2035 •	338	332
6.250% due 02/25/2029	88	87
6.258% due 08/01/2035 •	1	1
6.300% due 10/17/2038	136	126
6.325% due 10/01/2027 •	12	12

36	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.329% due 04/25/2032 •	$1	$1
6.500% due 10/25/2023 - 06/25/2044	4,499	4,533
6.526% due 04/01/2036 •	23	23
6.598% due 03/01/2034 •	2	2
6.658% due 08/25/2037 ~	18	17
6.780% due 04/01/2027 •	2	2
6.861% due 03/01/2034 •	332	338
7.000% due 12/18/2026 - 01/25/2048	645	651
7.232% due 02/01/2035 •	78	79
7.500% due 08/20/2027 - 07/25/2041	103	105
7.500% due 06/19/2041 ~	7	7
8.000% due 07/18/2027 - 03/01/2030	2	2
8.500% due 02/17/2027	19	19
9.000% due 11/01/2025	9	9
13.546% due 03/25/2039 ~	0	1

Federal Home Loan Bank
5.710% due 03/14/2025	1,100	1,099

Federal Housing Administration
7.430% due 01/01/2024 «(c)	1	1

Freddie Mac
0.000% due 05/15/2038 - 10/15/2041 ~(a)	14,052	666
0.000% due 02/15/2041 •	9	5
0.274% due 05/15/2033 •	76	68
0.572% due 06/15/2042 - 08/15/2042 •(a)	16,164	1,124
0.822% due 02/15/2038 •(a)	126	5
0.836% due 09/15/2043 - 12/15/2043 •	7,842	6,898
0.872% due 05/15/2039 •(a)	150	9
0.936% due 11/15/2033 •	13	13
1.022% due 03/15/2037 •(a)	112	7
1.072% due 08/15/2036 •(a)	66	5
1.082% due 12/15/2041 •(a)	5,737	562
1.152% due 09/15/2036 •(a)	90	6
1.222% due 11/15/2036 •(a)	3,307	254
2.875% due 04/25/2026	13,600	12,854
2.939% due 04/25/2029	2,600	2,328
3.000% due 03/01/2027	3	3
3.000% due 08/15/2027 (a)	1,759	68
3.500% due 07/01/2029 - 10/01/2047	43,688	38,778
3.966% due 04/01/2036 •	93	93
3.975% due 10/01/2035 •	1,758	1,774
3.983% due 01/01/2037 •	12	11
4.000% due 10/01/2033 - 05/01/2048	39,212	35,986
4.060% due 11/01/2035 •	44	44
4.097% due 03/01/2035 •	136	133
4.120% due 10/01/2035 - 11/01/2035 •	1,046	1,036

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.126% due 02/01/2037 •	$2	$2
4.148% due 10/01/2035 •	770	763
4.228% due 05/01/2035 •	765	753
4.308% due 11/01/2035 •	354	353
4.322% due 10/01/2035 •	26	26
4.350% due 01/01/2034 •	245	245
4.372% due 04/01/2036 •	4	3
4.388% due 03/01/2035 •	4	4
4.471% due 08/15/2032 ~	55	53
4.500% due 10/01/2023 - 02/01/2046	3,119	2,964
4.515% due 04/01/2029 •	1	1
4.560% due 09/01/2035 •	455	451
4.588% due 08/15/2040 •	10,003	9,618
4.670% due 06/01/2030 •	80	78
4.676% due 10/01/2026 •	3	3
4.739% due 09/01/2035 •	6	6
4.792% due 11/01/2028 •	51	50
4.794% due 11/15/2042 •	4,284	4,221
4.815% due 03/01/2036 •	1	1
4.820% due 02/01/2037 •	1	1
4.865% due 06/01/2033 •	27	27
4.866% due 10/15/2040 •	7,924	7,598
4.883% due 08/01/2035 •	3	3
4.910% due 05/01/2037 •	2	2
4.922% due 01/25/2036 ~	1,375	1,280
5.000% due 08/15/2034 - 07/01/2040	2,227	2,180
5.000% due 03/15/2043 •	298	279
5.001% due 04/01/2024 •	1	1
5.118% due 05/01/2037 •	7	6
5.245% due 05/01/2036 •	19	19
5.256% due 02/01/2036 •	20	20
5.358% due 09/01/2035 •	7	7
5.466% due 06/01/2035 •	2,186	2,211
5.487% due 06/01/2037 •	1	1
5.488% due 07/01/2035 •	260	254
5.500% due 05/15/2033 - 03/01/2038	1,437	1,417
5.500% due 08/01/2035 •	4	4
5.509% due 03/01/2036 •	4	4
5.559% due 08/25/2031 •	81	81
5.618% due 10/15/2043 •	27,700	26,961
5.670% due 11/01/2034 •	30	29
5.678% due 07/15/2034 - 05/15/2037 •	158	154
5.702% due 09/01/2037 •	1	1
5.716% due 09/01/2035 •	3	3
5.728% due 08/15/2035 - 02/15/2037 •	98	96
5.737% due 07/01/2035 •	462	460
5.748% due 07/15/2034 •	92	90
5.768% due 02/15/2037 •	7	7
5.778% due 12/15/2029 - 11/15/2043 •	2,276	2,221
5.826% due 02/25/2045 •	4,563	4,319

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.828% due 06/15/2031 - 05/15/2041 •	$812	$792
5.838% due 05/15/2036 •	238	235
5.845% due 08/01/2035 •	40	39
5.877% due 07/01/2030 •	79	78
5.878% due 11/15/2030 - 12/15/2031 •	1	1
5.892% due 02/01/2026 •	38	37
5.908% due 05/01/2037 •	33	33
5.928% due 06/15/2030 - 12/15/2032 •	25	26
5.941% due 07/01/2027 •	1	1
5.948% due 01/15/2041 •	542	534
5.950% due 06/15/2028	2,607	2,585
5.978% due 02/15/2032 - 03/15/2044 •	1,829	1,784
5.981% due 08/01/2035 •	1	1
6.000% due 06/01/2024 •	3	3
6.000% due 06/15/2024 - 10/15/2036	5,791	5,820
6.008% due 05/15/2032 - 07/15/2037 •	1,277	1,264
6.026% due 07/25/2044 •	709	647
6.028% due 12/15/2032 - 11/15/2037 •	1,025	1,022
6.073% due 08/15/2037 •	257	272
6.082% due 08/01/2035 •	1,144	1,167
6.098% due 08/15/2037 •	1,476	1,458
6.138% due 10/15/2037 •	610	603
6.143% due 07/01/2032 •	2	2
6.148% due 05/15/2037 •	455	451
6.158% due 05/15/2040 •	8	8
6.178% due 08/15/2036 •	10	10
6.250% due 12/15/2028	46	46
6.278% due 11/15/2039 •	8	8
6.338% due 07/15/2037 •	137	138
6.357% due 01/01/2028 •	1	1
6.429% due 05/25/2043 •	2,721	2,707
6.500% due 01/15/2024 - 10/25/2043	15,035	15,029
7.000% due 06/01/2026 - 10/25/2043	4,778	4,777
7.500% due 06/01/2024 - 10/01/2036	707	723
7.645% due 05/01/2025	1,289	1,288
8.000% due 09/15/2024 - 06/01/2025	23	23
8.500% due 08/01/2024 - 06/01/2030	4	4

Ginnie Mae
0.185% due 11/16/2043 ~(a)	265	0
2.500% due 03/15/2043 - 04/20/2052	61,124	50,021
2.625% (H15T1Y + 1.500%) due 08/20/2024 - 09/20/2026 ~	251	249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 08/20/2024 - 07/20/2034 •	$582	$561
2.750% (H15T1Y + 1.500%) due 10/20/2023 - 10/20/2026 ~	208	204
2.750% due 11/20/2024 - 10/20/2033 •	674	647
3.000% (H15T1Y + 1.500%) due 07/20/2024 - 07/20/2026 ~	157	154
3.000% due 10/20/2026 - 08/20/2030 •	316	307
3.000% due 07/20/2046 - 02/15/2050	82,162	70,308
3.500% (H15T1Y + 1.500%) due 07/20/2024 - 09/20/2026 ~	4	3
3.500% due 10/15/2041 - 10/15/2047	15,959	14,293
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 03/20/2026 ~	261	253
3.625% due 01/20/2027 - 02/20/2034 •	1,193	1,153
3.750% due 10/20/2038 •	15	14
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	210	210
3.875% due 05/20/2024 - 04/20/2041 •	1,311	1,289
4.000% (H15T1Y + 1.500%) due 03/20/2025 - 06/20/2026 ~	26	26
4.000% due 05/20/2027 - 05/20/2030 •	254	248
4.000% due 05/20/2041 - 03/15/2052	81,179	73,838
4.000% due 02/20/2044 (a)	11,331	1,388
4.125% (H15T1Y + 2.000%) due 01/20/2025 ~	1	1
4.500% (H15T1Y + 1.500%) due 04/20/2025 - 06/20/2025 ~	1	1
4.500% due 08/15/2033 - 11/20/2049	65,812	61,680
4.606% due 12/20/2065 •	12,398	12,273
4.610% due 12/20/2065 •	15,311	15,179
4.646% due 11/20/2067 •	2,478	2,480
4.750% due 07/20/2035	435	424
4.872% due 02/20/2066 •	18,901	18,802
4.952% due 03/20/2066 •	23,804	23,643
4.961% due 04/20/2067 •	4,568	4,551
4.971% due 03/20/2066 •	6,456	6,428
5.000% due 07/15/2033 - 06/20/2050	3,317	3,216
5.431% due 06/20/2067 •	10,064	10,043

38	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.480% due 04/20/2066 •	$4,325	$4,291
5.500% due 03/16/2034	458	455
5.500% due 06/20/2041 •	2	2
5.659% due 08/20/2045 •	2,424	2,327
5.668% due 04/20/2065 •	14	14
5.678% due 06/20/2065 •	9,706	9,660
5.688% due 09/20/2065 •	10,592	10,534
5.708% due 09/20/2065 •	783	776
5.755% due 05/20/2065 •	3,435	3,401
5.794% due 05/20/2047 •	613	567
5.814% due 09/20/2052 •	7,871	7,461
5.818% due 07/20/2065 •	6,606	6,545
5.830% due 04/20/2063 - 05/20/2063 •	2,487	2,479
5.862% due 05/20/2065 •	1,924	1,915
5.889% due 07/20/2049 •	1,645	1,592
5.892% due 02/20/2067 •	4,807	4,782
5.902% due 06/20/2067 •	1,637	1,619
5.924% due 05/20/2065 •	1,048	1,040
5.932% due 01/20/2061 - 07/20/2063 •	2,125	2,116
6.000% due 04/15/2028 - 12/20/2041	795	802
6.002% due 04/20/2062 - 06/20/2065 •	8,175	8,118
6.012% due 06/20/2065 •	3,155	3,128
6.032% due 03/20/2062 - 08/20/2065 •	5,272	5,236
6.052% due 08/20/2065 •	29,422	29,198
6.123% due 02/20/2060 •	450	448
6.132% due 04/20/2070 •	21,366	20,853
6.182% due 08/20/2066 •	3,530	3,510
6.194% due 03/20/2073 •	79,192	78,999
6.197% due 07/20/2065 •	1,199	1,195
6.200% due 02/20/2060 •	8,912	8,892
6.282% due 09/20/2066 - 11/20/2066 •	14,354	14,293
6.334% due 12/20/2072 •	72,037	72,417
6.432% due 01/20/2066 •	2,080	2,069
6.454% due 11/20/2072 •	79,573	80,480
6.464% due 04/20/2067 •	1,674	1,667
6.500% due 11/15/2023 - 09/20/2038	68	69
7.000% due 05/15/2024 - 10/15/2034	115	115
7.500% due 10/15/2023 - 02/15/2035	61	61
8.000% due 12/15/2023 - 10/20/2031	101	101
8.500% due 06/15/2026 - 04/15/2031	70	69
9.000% due 06/15/2025 - 12/15/2030	23	24
9.500% due 07/15/2025 - 12/15/2026	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae, TBA
2.000% due 10/01/2053 - 11/01/2053	$60,700	$48,012
2.500% due 10/01/2053 - 11/01/2053	131,250	107,369
3.000% due 10/01/2053 - 11/01/2053	707,300	599,624
3.500% due 10/01/2053 - 11/01/2053	501,000	438,927
4.000% due 10/01/2053 - 11/01/2053	207,300	186,805
4.500% due 10/01/2053 - 11/01/2053	43,900	40,585

Small Business Administration
6.250% (PRIME - 2.250%) due 05/25/2025 ~	3	3

U.S. Small Business Administration
4.340% due 03/01/2024	1	1
4.625% due 02/01/2025	21	21
4.770% due 04/01/2024	9	9
4.870% due 12/01/2024	19	19
4.890% due 12/01/2023	5	5
4.930% due 01/01/2024	6	6
4.950% due 03/01/2025	29	28
5.110% due 08/01/2025	8	8
5.190% due 07/01/2024	2	2
5.310% due 05/01/2027	10	10
5.320% due 04/01/2027	12	12
5.510% due 11/01/2027	24	24
5.520% due 06/01/2024	39	39
5.600% due 09/01/2028	71	69
5.780% due 08/01/2027	2	2
5.820% due 07/01/2027	116	114
5.870% due 07/01/2028	26	25
6.020% due 08/01/2028	26	25
6.070% due 07/01/2026	21	21

Uniform Mortgage-Backed Security
2.000% due 01/01/2025 - 03/01/2052	22,911	17,492
2.500% due 02/01/2040 - 03/01/2040	5,651	4,719
3.000% due 12/01/2025 - 11/01/2052	4,054,970	3,366,621
3.500% due 10/01/2023 - 08/01/2052	397,233	355,240
4.000% due 02/01/2024 - 10/01/2053	2,152,779	1,923,764
4.500% due 10/01/2023 - 10/01/2053	1,488,828	1,368,557
5.000% due 02/01/2025 - 10/01/2053	619,290	585,212
5.500% due 10/01/2023 - 10/01/2053	1,032,861	999,520
6.000% due 01/01/2024 - 08/01/2053	225,347	223,602

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 05/01/2027 - 09/01/2053	$6,179	$6,229
7.500% due 08/01/2026 - 09/01/2030	7	6
8.000% due 08/01/2024 - 08/01/2032	1,056	1,080
8.500% due 07/01/2024 - 07/01/2037	268	268
9.500% due 03/01/2026	1	1

Uniform Mortgage-Backed Security, TBA
2.000% due 11/01/2053	125,850	95,852
2.500% due 10/01/2053 - 11/01/2053	698,259	555,197
3.000% due 10/01/2038 - 11/01/2053	3,146,999	2,606,515
3.500% due 10/01/2053 - 11/01/2053	3,057,794	2,632,033
4.000% due 10/01/2053 - 11/01/2053	1,760,496	1,568,773
4.500% due 10/01/2038 - 11/01/2053	1,856,650	1,705,572
5.000% due 10/01/2053 - 11/01/2053	4,626,520	4,366,240
5.500% due 10/01/2053 - 11/01/2053	982,060	949,021
6.000% due 11/01/2053	255,000	251,554
6.500% due 10/01/2053 - 11/01/2053	235,100	236,121

Vendee Mortgage Trust
5.769% due 01/15/2030 ~	325	323
6.500% due 09/15/2024	262	262

Total U.S. Government Agencies (Cost $27,738,344)		26,566,390

U.S. TREASURY OBLIGATIONS 15.6%

U.S. Treasury Bonds
1.375% due 11/15/2040	1,602,270	948,969
1.375% due 08/15/2050	188,040	91,816
1.750% due 08/15/2041	331,100	206,330
1.875% due 02/15/2041	495,600	319,914
2.000% due 02/15/2050	498,040	290,750
2.250% due 05/15/2041 (o)	196,500	134,902
2.250% due 08/15/2049 (q)	81,320	50,646
2.750% due 11/15/2042	585,200	427,413
2.875% due 05/15/2043	412,260	305,580
2.875% due 08/15/2045	321,230	232,766
2.875% due 05/15/2049	419,260	299,181
3.000% due 05/15/2042 (o)(q)	41,700	31,928
3.000% due 11/15/2044 (o)(q)	56,000	41,811

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.000% due 05/15/2045	$1,014,350	$753,650
3.000% due 11/15/2045 (o)(q)	80,700	59,720
3.000% due 02/15/2049 (q)	100,880	73,757
3.125% due 02/15/2043 (o)(q)	79,700	61,719
3.125% due 08/15/2044 (o)	194,200	148,442
3.250% due 05/15/2042 (o)	685,942	546,757
3.375% due 08/15/2042 (q)	61,400	49,762
3.375% due 05/15/2044 (o)(q)	163,600	130,602
3.625% due 08/15/2043 (o)(q)	123,200	102,831
3.625% due 02/15/2044	257,460	214,159
4.375% due 08/15/2043	412,200	384,634

U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024 (o)	89,218	87,152
0.125% due 10/15/2024 (o)	57,310	55,564
0.125% due 04/15/2025 (o)	128,713	122,802
0.125% due 07/15/2031 (o)	299,851	254,761
0.125% due 01/15/2032 (o)	201,917	169,287
0.125% due 02/15/2051	77,494	43,227
0.125% due 02/15/2052	30,857	16,979
0.250% due 01/15/2025 (o)	114,221	109,874
0.250% due 02/15/2050	119,140	70,266
0.500% due 04/15/2024 (o)	51,149	50,252
0.625% due 07/15/2032	407,118	354,997
0.625% due 02/15/2043	798	581
0.750% due 02/15/2045	180,183	131,145
0.875% due 02/15/2047	67,497	49,285
1.000% due 02/15/2046	37,285	28,343
1.000% due 02/15/2049	10,569	7,813
1.250% due 04/15/2028	293,920	279,556
1.375% due 02/15/2044	15,084	12,628
1.500% due 02/15/2053	178,707	148,018

U.S. Treasury Notes
3.875% due 05/15/2043	304,650	264,903

U.S. Treasury STRIPS
0.000% due 11/15/2041 (g)	22,400	8,905
0.000% due 08/15/2042 (g)	96,900	37,196

Total U.S. Treasury Obligations (Cost $11,428,845)		8,211,573

40	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 16.5%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035		$22,000	$20,597

1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035		511	488

225 Liberty Street Trust
3.597% due 02/10/2036		31,607	28,170

Adjustable Rate Mortgage Trust
3.336% due 09/25/2035 ~		971	810
3.650% due 01/25/2036 ^«~		91	82
3.650% due 01/25/2036 ^~		395	364
4.391% due 09/25/2035 ^~		49	42
4.510% due 11/25/2035 ^~		151	111
4.599% due 10/25/2035 ^~		790	740
5.025% due 03/25/2036 ^~		121	65
5.166% due 08/25/2035 «~		138	131
5.377% due 07/25/2035 ~		293	268
5.412% due 01/25/2036 ~		971	745
5.625% due 11/25/2035 ^«~		426	378
5.674% due 08/25/2036 •		11,212	4,074
5.879% due 07/25/2035 «~		171	153
5.974% due 11/25/2035 «•		9	7
6.584% due 03/25/2035 •		2,636	2,212

American Home Mortgage Assets Trust
3.760% due 11/25/2035 ^~		2,567	2,061

American Home Mortgage Investment Trust
5.794% due 12/25/2046 •		464	371
7.654% due 12/25/2035 •		1,194	418
7.654% due 11/25/2045 ^•		2,996	1,288

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053		7,800	6,495

Ashford Hospitality Trust
6.405% due 04/15/2035 •		9,581	9,416
6.505% due 06/15/2035 •		45,369	44,881

Atlas Funding PLC
6.074% due 07/25/2058 •	GBP	758	925

Atrium Hotel Portfolio Trust
6.580% due 06/15/2035 •		$3,800	3,728

Austin Fairmont Hotel Trust
6.430% due 09/15/2032 •		8,465	8,426

BAMLL Commercial Mortgage Securities Trust
0.010% due 10/15/2027 «		838	0
2.627% due 01/15/2032		4,200	3,215
3.819% due 07/14/2037		5,000	4,247
4.227% due 08/10/2038 ~		5,681	4,987
6.430% due 04/15/2036 •		4,735	4,700
6.580% due 03/15/2034 •		3,000	2,966
8.439% due 10/15/2027 «(k)		212,980	210,200

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Alternative Loan Trust
6.000% due 11/25/2035 ^«	$261	$230
6.000% due 07/25/2046 ^	668	547

Banc of America Commercial Mortgage Trust
3.705% due 09/15/2048	30,450	28,826

Banc of America Funding Trust
2.371% due 03/20/2036 «~	79	68
2.911% due 10/20/2046 ^~	838	686
3.629% due 03/20/2036 «~	71	57
3.806% due 09/20/2046 ^~	802	686
4.083% due 10/20/2046 ^~	861	705
4.208% due 05/20/2036 ^«~	314	266
4.245% due 11/20/2035 ^~	641	571
4.315% due 04/20/2036 ^~	878	729
4.386% due 02/20/2036 ^~	1,002	885
4.436% due 01/20/2047 ^~	29	27
4.459% due 09/20/2047 ^~	1,644	1,364
4.646% due 05/25/2035 ~	13	12
5.093% due 11/20/2034 ~	1,137	1,081
5.500% due 09/25/2034 «	125	114
5.500% due 09/25/2034	778	702
5.534% due 04/25/2037 ^•	125	101
5.750% due 10/25/2035	836	638
5.750% due 09/25/2036 «	409	341
5.819% due 10/20/2036 •	5,849	4,608
5.819% due 12/20/2046 ^•	814	663
5.854% due 04/25/2037 ^•	1,065	874
6.000% due 09/25/2036	1,280	1,203
6.000% due 09/25/2036 ^«	64	52
6.000% due 03/25/2037 ^	3,285	2,515
6.000% due 08/25/2037 ^	2,591	1,966
6.019% due 05/20/2035 ^•	256	220
6.034% due 09/25/2036 «•	77	61
6.234% due 05/25/2037 ^•	2,242	1,883
6.253% due 10/25/2036 ^þ	226	193
6.337% due 01/25/2037 ^þ	228	199
6.388% due 04/25/2037 ^þ	741	615
6.496% due 09/20/2034 «~	27	24

Banc of America Mortgage Trust
3.818% due 02/25/2035 «~	259	240
3.896% due 11/25/2035 ^«~	151	132
3.989% due 01/25/2036 ~	584	509
4.437% due 02/25/2035 «~	173	157
4.663% due 05/25/2034 «~	84	76
4.954% due 07/25/2035 «~	47	41
5.133% due 08/25/2035 ^~	1,259	1,174
5.235% due 07/25/2035 ^~	165	152
5.257% due 07/25/2035 ~	655	530
5.270% due 07/25/2034 «~	30	26
5.354% due 05/25/2033 «~	52	41
5.500% due 05/25/2037 ^«	194	140
5.750% due 07/20/2032 «~	11	10
6.000% due 09/25/2033 «~	193	175
6.000% due 07/25/2046 ^«•	329	263

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BANK
2.403% due 03/15/2063	$54,030	$43,661
2.649% due 01/15/2063	76,897	63,413
2.920% due 12/15/2052	26,900	22,668
3.071% due 08/15/2061	3,200	2,868
3.183% due 08/15/2061	25,500	21,490
3.488% due 11/15/2050	6,400	5,724
3.507% due 03/15/2064 ~	38,300	32,029
4.005% due 02/15/2052	17,268	15,704

Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053	3,010	2,677
2.639% due 02/15/2053	8,250	6,834
4.314% due 12/15/2051	7,000	6,490
4.600% due 06/15/2055 ~	5,000	4,567
6.630% due 07/15/2037 •	10,923	10,749

Bayview Opportunity Master Fund Trust
3.000% due 11/25/2051 ~	40,502	32,257
5.000% due 10/25/2051 •	444	406

BCAP LLC Trust
3.031% due 11/26/2036 •	532	531
3.587% due 07/26/2036 ~	372	316
3.856% due 03/26/2037 ~	1,249	981
3.999% due 08/26/2036 ~	6,754	4,558
4.079% due 05/26/2036 ~	2,076	1,382
4.514% due 01/26/2047 •	2,857	2,695
4.534% due 03/26/2037 þ	4,591	4,432
5.250% due 06/26/2036	30,485	12,369
5.250% due 04/26/2037	10,169	5,664
5.250% due 04/26/2037 ~	2,758	2,343
5.250% due 06/26/2037	852	744
5.500% due 11/25/2034 ^	1,367	1,119
5.854% due 05/25/2047 •	33	31
5.874% due 05/25/2047 ^•	3,519	3,284
6.000% due 10/26/2037 ~	1,351	941

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	13	8
2.800% due 11/25/2030 ~	460	431
3.250% due 02/25/2033 «~	7	5
3.881% due 05/25/2047 ^~	5,614	4,993
3.900% due 01/25/2034 ~	552	519
3.967% due 03/25/2035 «~	47	45
3.987% due 09/25/2034 ~	325	299
4.031% due 01/25/2035 ~	25	23
4.068% due 06/25/2047 ^~	7,901	7,041
4.094% due 05/25/2034 «~	3	2
4.180% due 04/25/2034 «~	386	341
4.241% due 03/25/2035 ~	760	680
4.254% due 02/25/2047 ~	1,274	1,095
4.319% due 01/25/2034 «~	13	12
4.338% due 08/25/2033 «~	4	4
4.435% due 02/25/2034 ~	209	191
4.500% due 04/25/2033 «~	8	8
4.575% due 06/25/2035 ^«~	18	16
4.625% due 04/25/2033 «~	146	140
4.640% due 02/25/2036 ^~	2,168	1,940

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.706% due 11/25/2034 ~	$971	$918
4.717% due 05/25/2033 «~	194	176
4.749% due 07/25/2034 ~	58	53
4.766% due 02/25/2036 ^«~	95	70
4.827% due 01/25/2034 ~	395	381
4.875% due 04/25/2033 «~	104	98
5.016% due 08/25/2035 ^~	1,650	1,491
5.107% due 07/25/2034 «~	28	26
5.125% due 01/25/2035 «~	121	98
5.208% due 10/25/2035 ~	5,808	5,510
5.481% due 08/25/2035 «~	80	71
6.800% due 02/25/2036 •	681	633
7.670% due 10/25/2035 •	2,500	2,332

Bear Stearns ALT-A Trust
3.250% due 02/25/2034 «~	10	9
3.698% due 11/25/2035 ^~	2,290	1,379
3.969% due 05/25/2036 ^~	3,735	1,871
3.988% due 03/25/2036 ^~	3,466	2,696
3.999% due 05/25/2036 ^~	3,495	1,602
4.027% due 08/25/2036 ^~	3,477	2,391
4.034% due 11/25/2036 ^~	3,103	1,438
4.070% due 03/25/2036 ~	6,097	3,697
4.135% due 02/25/2036 ^~	470	320
4.138% due 11/25/2036 ~	559	314
4.144% due 04/25/2035 ~	1	1
4.161% due 03/25/2036 ^~	1,502	1,190
4.216% due 08/25/2036 ^~	37	19
4.269% due 12/25/2046 ^«~	164	108
4.372% due 02/25/2034 ~	544	503
4.398% due 05/25/2035 ~	18,981	17,826
4.399% due 01/25/2036 ^~	2,395	2,184
4.491% due 11/25/2036 ^~	1,477	761
4.511% due 01/25/2035 ~	1,504	1,228
4.598% due 09/25/2035 ^~	10,511	6,411
4.622% due 12/25/2033 ~	301	286
4.817% due 09/25/2034 ~	142	130
4.896% due 07/25/2035 ^~	4,903	3,439
4.994% due 05/25/2035 «~	48	44
5.044% due 10/25/2033 «~	5	4
5.090% due 08/25/2034 ~	17	16
5.754% due 02/25/2034 •	856	765
5.754% due 08/25/2036 ^•	5,199	4,488
5.754% due 01/25/2047 ^•	1,924	1,546
5.774% due 08/25/2036 ^•	9,333	8,499
5.834% due 02/25/2034 •	12	11
5.914% due 02/25/2036 •	598	525

Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 þ	16	13
5.834% due 11/25/2034 ^•	776	640

Bear Stearns Mortgage Funding Trust
5.594% due 12/25/2046 •	11,886	9,721

Bear Stearns Mortgage Securities, Inc.
4.503% due 06/25/2030 «~	1	1

Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~	1,048	772
4.710% due 01/26/2036 ^~	817	596

42	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Beast Mortgage Trust
6.497% due 03/15/2036 •	$700	$611

BellaVista Mortgage Trust
5.942% due 05/20/2045 •	8	5

Benchmark Mortgage Trust
2.700% due 02/15/2053	9,800	8,724
3.458% due 03/15/2055	34,330	29,012
4.016% due 03/15/2052	32,609	29,168
4.232% due 01/15/2052	36,036	32,721
4.593% due 05/15/2055 ~	36,500	32,115

Beneria Cowen & Pritzer Collateral Funding Corp.
6.246% due 06/15/2038 •	17,400	15,451

BFLD Trust
6.597% due 10/15/2035 •	14,300	11,294

BIG Commercial Mortgage Trust
6.674% due 02/15/2039 •	8,850	8,712

Braemar Hotels & Resorts Trust
6.325% due 06/15/2035 •	40	39

BSREP Commercial Mortgage Trust
6.397% due 08/15/2038 •	5,397	5,066

BSST Mortgage Trust
6.633% due 02/15/2037 •	19,000	17,019

BWAY Mortgage Trust
6.697% due 09/15/2036 •	4,740	4,446

BX Commercial Mortgage Trust
6.176% due 10/15/2036 •	27,714	27,193

BX Trust
3.202% due 12/09/2041	3,681	3,110
6.081% due 04/15/2039 •	29,987	29,050
6.146% due 01/15/2034 •	3,074	3,030
6.534% due 10/15/2036 •	6,650	6,520

Cantor Commercial Real Estate Lending
2.874% due 11/15/2052	7,900	6,594

CD Mortgage Trust
3.431% due 08/15/2050	5,207	4,713

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «~	14,200	12,022

Chase Mortgage Finance Trust
3.848% due 03/25/2037 ^~	64	59
3.928% due 01/25/2036 ^~	3,176	2,820
3.929% due 12/25/2035 ^~	838	727
4.028% due 12/25/2035 ~	3,745	3,469
4.028% due 12/25/2035 ^~	2,077	1,924
4.028% due 12/25/2035 ^«~	109	98
4.081% due 03/25/2037 ^~	1,620	1,535
4.235% due 09/25/2036 ^«~	212	185
4.495% due 02/25/2037 «~	114	106
4.520% due 02/25/2037 ~	706	666
4.961% due 02/25/2037 «~	9	9
5.214% due 09/25/2036 ^«~	25	21
5.269% due 02/25/2037 ~	5	5
5.305% due 02/25/2037 ~	81	77

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 03/25/2037 «	$20	$2
6.000% due 11/25/2036 ^	1,057	443
6.000% due 02/25/2037 ^	546	212
6.000% due 03/25/2037 ^	511	284

ChaseFlex Trust
5.000% due 07/25/2037 ^	1,108	363
5.934% due 06/25/2035 •	1,370	563
6.000% due 02/25/2037 ^	1,289	484

ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates Trust
4.188% due 08/25/2037 ^þ	569	431
5.584% due 08/25/2037 •	3,367	3,142
5.774% due 08/25/2037 •	3,442	3,279

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.584% due 01/25/2036 •	249	220
5.614% due 05/25/2036 •	388	346
5.614% due 07/25/2036 •	221	197
5.688% due 08/25/2035 «•	122	110

Citicorp Mortgage Securities Trust
5.500% due 02/25/2026 «	11	10
5.500% due 04/25/2037 «	44	40
6.000% due 08/25/2036	238	209
6.000% due 04/25/2037	4,415	4,000

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	16,256
3.778% due 09/10/2058	21,895	20,554
4.742% due 05/15/2054 ~	36,400	33,320
6.402% due 12/15/2036 •	600	591
6.627% due 10/15/2036 •	7,400	7,255

Citigroup Global Markets Mortgage Securities, Inc.
5.934% due 05/25/2032 «•	27	27

Citigroup Mortgage Loan Trust
0.000% due 02/25/2058 ~(a)	38,163	251
0.000% due 02/25/2058 ~	34	26
0.000% due 09/25/2064 ~	15	14
0.110% due 02/25/2058 ~(a)	17,653	79
2.000% due 02/25/2058 ~(a)	5,457	41
2.817% due 02/25/2058 ~	14,216	9,826
3.674% due 10/25/2046 ^~	1,058	935
3.675% due 12/25/2035 ^~	906	575
3.856% due 03/25/2037 ^~	854	723
3.921% due 05/25/2035 ~	240	229
4.183% due 02/25/2034 «~	76	74
4.197% due 04/25/2037 ^~	639	539
4.425% due 09/25/2064 ~	31,714	23,790
4.818% due 07/25/2046 ^~	1,820	1,646
5.282% due 08/25/2035 ~	2,560	2,431
5.500% due 11/25/2035 ^	547	528
5.504% due 01/25/2037 •	196	173
5.898% due 08/25/2035 ~	1,790	1,472
6.234% due 08/25/2035 ^•	486	467
6.250% due 11/25/2037 ~	2,327	1,032
6.285% due 09/25/2035 •	178	174
7.780% due 10/25/2035 •	2,551	2,361

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.490% due 09/25/2035 ~	$6,778	$5,765

CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	201	172
6.000% due 06/25/2037 ^	438	374

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •	1,800	1,765

Commercial Mortgage Trust
2.950% due 08/15/2057	7,700	6,471
3.091% due 10/10/2049	10,964	9,988
3.142% due 02/10/2048	288	286
3.510% due 09/10/2050	19,203	17,453
3.545% due 02/10/2036	40,182	36,537
3.590% due 11/10/2047	20,803	20,154
3.732% due 08/10/2049 ~	15,299	14,061
4.228% due 05/10/2051	45,152	41,298

Community Program Loan Trust
4.500% due 04/01/2029	271	266

Countrywide Alternative Loan Resecuritization Trust
3.192% due 08/25/2037 ^~	1,000	468
6.000% due 05/25/2036 ^	808	460
6.000% due 08/25/2037 ^~	1,003	489

Countrywide Alternative Loan Trust
3.843% due 11/25/2035 ^~	406	354
3.917% due 10/25/2035 ^«~	64	53
3.964% due 02/25/2037 ^~	5,752	4,936
4.856% due 07/25/2035 •	479	391
4.988% due 06/25/2034 •	924	854
5.250% due 06/25/2035 ^	247	185
5.500% due 07/25/2035 ^	1,043	511
5.500% due 10/25/2035 •	1,132	669
5.500% due 10/25/2035 ^•	621	407
5.500% due 11/25/2035 ^	2,455	1,395
5.500% due 11/25/2035 ^«	210	116
5.500% due 11/25/2035	1,365	816
5.500% due 12/25/2035 ^•	799	667
5.500% due 12/25/2035 ^	855	535
5.500% due 02/25/2036 ^	826	480
5.626% due 12/25/2035 •	154	127
5.626% due 02/25/2036 •	220	198
5.629% due 09/20/2046 •	702	698
5.634% due 04/25/2047 •	5,379	5,003
5.750% due 07/25/2037 ^«	97	55
5.784% due 05/25/2036 ^•	2,093	843
5.784% due 08/25/2036 ^•	993	461
5.784% due 05/25/2037 ^•	116	35
5.794% due 11/25/2036 •	5,217	5,969
5.814% due 07/25/2046 ^•	601	584
5.814% due 09/25/2046 ^•	4,109	3,792
5.854% due 05/25/2035 •	61	55
5.854% due 07/25/2046 ^•	109	88
5.899% due 07/20/2035 •	17	16
5.934% due 04/25/2036 •	5,647	2,103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.934% due 09/25/2046 ^•	$915	$664
5.934% due 10/25/2046 ^«•	78	55
5.954% due 12/25/2035 •	383	335
5.954% due 07/25/2036 •	12,514	10,292
5.954% due 07/25/2046 ^•	448	286
5.974% due 01/25/2036 •	257	226
5.984% due 08/25/2034 «•	8	8
5.984% due 10/25/2036 ^•	1,630	772
5.994% due 12/25/2035 •	15	13
6.000% due 10/25/2033	188	174
6.000% due 03/25/2035 ^	132	61
6.000% due 10/25/2035 ^•	8,034	5,527
6.000% due 04/25/2036 ^	856	411
6.000% due 05/25/2036 ^	921	461
6.000% due 06/25/2036	6,499	3,476
6.000% due 06/25/2036 ^	533	285
6.000% due 08/25/2036 ^	1,637	956
6.000% due 08/25/2036 ^•	800	470
6.000% due 11/25/2036 ^	44	23
6.000% due 02/25/2037 ^	4,783	2,031
6.000% due 02/25/2037	256	136
6.000% due 03/25/2037 ^	1,135	433
6.000% due 04/25/2037 ^	2,649	1,310
6.000% due 05/25/2037 ^	245	123
6.000% due 08/25/2037 ^	4,650	2,598
6.006% due 11/25/2047 ^•	2,171	1,750
6.014% due 02/25/2036 ^•	931	815
6.039% due 11/20/2035 •	6	6
6.094% due 09/25/2035 •	270	206
6.106% due 01/25/2036 •	20	19
6.250% due 12/25/2033 «	9	8
6.250% due 11/25/2036 ^	329	244
6.250% due 08/25/2037 ^	1,731	896
6.444% due 03/25/2037 ^•	504	271
6.500% due 05/25/2036 ^	1,728	863
6.500% due 09/25/2036	652	361
6.500% due 08/25/2037 ^	6,455	2,677
6.500% due 09/25/2037 ^	1,419	550
6.534% due 02/25/2036 ^•	1,957	1,491
6.974% due 11/25/2035 •	148	118
7.009% due 06/25/2034 •	7,754	7,515

Countrywide Home Loan Mortgage Pass-Through Trust
3.607% due 04/25/2035 ^~	43	31
3.612% due 05/20/2036 ^~	666	615
3.710% due 10/20/2035 «~	16	15
3.745% due 02/25/2047 ^~	293	252
3.847% due 02/20/2036 ^«~	11	9
3.861% due 11/25/2034 ~	1,326	1,189
3.903% due 06/20/2034 «~	147	131
3.924% due 10/25/2035 ^~	1,297	1,022
3.938% due 05/20/2036 ^~	5,129	4,607
3.986% due 04/20/2036 ^«~	14	14
4.010% due 06/19/2031 «~	22	20
4.019% due 04/25/2035 ^«~	191	146
4.049% due 11/25/2037 ~	1,594	1,418

44	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.125% due 07/19/2031 «~	$11	$10
4.134% due 11/20/2034 ~	787	727
4.163% due 09/25/2047 ^~	655	572
4.198% due 02/25/2034 «~	6	6
4.223% due 03/25/2037 ^~	228	200
4.241% due 07/20/2034 «~	69	63
4.500% due 09/25/2035 «	344	284
4.525% due 07/25/2034 «~	324	292
4.795% due 11/20/2034 «~	74	68
5.000% due 09/25/2035 ^«	16	9
5.104% due 12/19/2033 «~	8	7
5.313% due 04/20/2035 «~	107	97
5.500% due 01/25/2035	183	174
5.500% due 09/25/2035 ^«	159	139
5.500% due 09/25/2035 ^	190	173
5.500% due 10/25/2035 ^	915	524
5.500% due 10/25/2035 ^«	328	187
5.500% due 11/25/2035 ^«	232	114
5.500% due 11/25/2035 ^	268	149
5.586% due 04/25/2046 ^•	5,312	1,639
5.750% due 12/25/2035 ^	1,012	496
5.750% due 02/25/2037 ^	892	425
5.750% due 07/25/2037 ^	355	173
5.974% due 03/25/2035 •	196	177
6.000% due 05/25/2036 ^	1,238	555
6.000% due 07/25/2036	2,665	1,390
6.000% due 12/25/2036 ^«	84	32
6.000% due 02/25/2037	459	226
6.000% due 02/25/2037 ^	2,148	1,859
6.000% due 07/25/2037 ^	543	250
6.000% due 09/25/2037 ^«	259	127
6.014% due 04/25/2035 «•	63	56
6.016% due 10/25/2033 •	671	384
6.074% due 03/25/2035 •	81	72
6.084% due 08/25/2034 ^~	377	338
6.094% due 02/25/2035 •	362	319
6.114% due 02/25/2035 •	79	67
6.114% due 03/25/2036 «•	13	2
6.134% due 02/25/2036 ^«•	7	3
6.194% due 09/25/2034 «•	22	20
6.250% due 09/25/2036 ^	728	313
6.250% due 02/25/2038 ^	862	425
6.537% due 02/20/2036 ^•	9	8
7.873% due 02/20/2036 ^«•	36	31
7.884% due 02/20/2036 ^•	1,940	1,646

Countrywide Home Loan Reperforming REMIC Trust
4.388% due 01/25/2034 ^~	207	169
5.774% due 06/25/2035 •	715	657
6.500% due 11/25/2034 ^	190	173
7.500% due 11/25/2034 «	74	73
7.500% due 06/25/2035 ^	271	266

Credit Suisse Commercial Mortgage Trust
6.414% due 06/15/2034 •	9,866	9,052

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 «~	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 09/25/2035	$2,006	$1,388
5.823% due 03/25/2032 ~	143	133
6.584% due 09/25/2034 ^•	388	521
7.500% due 05/25/2032	34	34
7.500% due 12/25/2032 «	1	1

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	214	199
4.737% due 10/25/2033 «~	29	26
4.745% due 05/25/2034 ~	459	452
5.500% due 10/25/2035	453	206
6.000% due 11/25/2035 ^	12	9

Credit Suisse Mortgage Capital Certificates
3.500% due 04/26/2038 ~	140	136
3.904% due 04/28/2037 ~	3,107	2,823
4.109% due 07/27/2037 ~	6,847	6,500

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.837% due 04/25/2037 ~	16,120	3,831
5.863% due 02/25/2037 ^~	2,642	588
6.000% due 07/25/2036	791	382
6.000% due 04/25/2037 ^	832	307
6.079% due 04/25/2037 ^þ	922	245
7.000% due 08/25/2037 ^~	4,592	2,748

Credit Suisse Mortgage Capital Trust
0.000% due 02/25/2056 (g)	73	71
0.000% due 07/25/2057 (g)	119	114
0.000% due 01/25/2058 (g)	115	111
0.000% due 04/25/2058 (a)	7	7
2.257% due 08/15/2037	13,201	11,833
2.500% due 07/25/2057 ~	181,975	156,412
2.750% due 07/25/2057 ~	1,593	1,506
2.783% due 07/25/2057 ~	10,164	7,385
3.000% due 11/25/2056 ~	31,335	24,956
3.073% due 02/25/2056 ~	381,804	291,284
3.128% due 07/25/2057 ~	166,790	93,267
3.431% due 11/10/2032	2,200	1,812
3.613% due 01/25/2058 ~	104,485	82,290
3.951% due 06/25/2048 ~	361,613	290,234
4.410% due 04/25/2058 ~	188,224	166,154
5.390% due 06/01/2050 ~	368,491	367,554
6.194% due 07/15/2032 •	704	675
6.797% due 10/15/2037 •	6,800	6,659
6.847% due 07/15/2038 •	600	532

Cross Mortgage Trust
6.615% due 03/25/2068 þ	9,319	9,294

CRSNT Commercial Mortgage Trust
6.274% due 04/15/2036 •	39,401	37,293

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	5,955	5,132
3.903% due 03/15/2052	2,200	2,087

DBCG Mortgage Trust
8.500% due 06/15/2034 •	1,235	1,222

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DBGS Mortgage Trust
6.225% due 06/15/2033 •		$22,950	$21,545
6.842% due 10/15/2036 •		4,080	3,806

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
3.358% due 10/25/2035 «~		33	41
5.500% due 12/25/2035 ^		545	438
5.534% due 08/25/2037 ^•		1,332	1,082
5.674% due 08/25/2036 ^•		1,727	1,565
5.914% due 01/25/2047 •		3,335	2,807
6.094% due 02/25/2036 •		6,031	5,777

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.534% due 10/25/2036 ^«•		5	4
6.005% due 10/25/2036 ^~		317	249
6.369% due 10/25/2036 ^þ		413	323
6.386% due 10/25/2036 ^þ		413	323
6.800% due 07/25/2036 ^þ		463	366

Deutsche Mortgage & Asset Receiving Corp.
4.103% due 11/27/2036 •		902	896

DOLP Trust
2.956% due 05/10/2041		56,700	43,306

Downey Savings & Loan Association Mortgage Loan Trust
5.622% due 04/19/2047 ^•		569	594
5.726% due 07/19/2044 ~		10	9
6.262% due 09/19/2044 •		34	30

DROP Mortgage Trust
6.596% due 10/15/2043 •		13,700	12,801

EMF-NL Prime BV
4.463% due 04/17/2041 •	EUR	1,936	1,964

Eurosail PLC
5.163% due 10/17/2040 •		225	239

Extended Stay America Trust
6.526% due 07/15/2038 •		$126,795	125,841

Fannie Mae
5.679% due 04/25/2037 •		312	305
5.729% due 03/25/2036 •		109	108
5.779% due 12/25/2036 •		179	175
5.779% due 04/25/2043 •		106	102
5.829% due 07/25/2034 •		299	297
5.829% due 10/25/2036 •		188	185
5.829% due 04/25/2037 •		216	211
5.829% due 03/25/2040 •		99	96
5.869% due 06/25/2036 •		149	147
5.879% due 08/25/2037 •		257	254
6.029% due 06/25/2030 •		84	84
6.179% due 04/25/2031 •		98	98
6.179% due 02/25/2033 •		143	143
6.249% due 02/25/2038 •		75	75
6.329% due 04/25/2032 •		282	284
6.329% due 11/25/2033 •		312	315

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Alternative Mortgage Securities Trust
4.583% due 08/25/2035 ^~		$658	$576
4.974% due 03/25/2035 ~		18	11
5.500% due 05/25/2035 ~		1,130	730
5.725% due 08/25/2034 «~		62	61
5.804% due 02/25/2037 «•		16	5
6.250% due 08/25/2037 ^		405	169

First Horizon Mortgage Pass-Through Trust
3.514% due 10/25/2036 «~		341	245
4.093% due 01/25/2037 ^~		14	8
4.635% due 11/25/2037 ^~		987	455
4.727% due 10/25/2035 ^~		1,290	1,197
5.092% due 11/25/2035 ^«~		388	319
5.466% due 08/25/2035 ~		423	296
5.704% due 02/25/2035 «•		5	4
5.966% due 09/25/2035 ~		769	716

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031 «		45	41

Formentera Issuer PLC
5.983% due 07/28/2047 •	GBP	2,511	3,057

Freddie Mac
2.000% due 06/15/2052 (a)		$352,910	43,529
5.678% due 05/15/2036 •		254	250
5.678% due 04/15/2037 •		173	165
5.778% due 07/15/2036 •		170	168
5.778% due 01/15/2043 •		193	186
6.018% due 10/15/2037 •		299	295
6.058% due 10/15/2037 •		397	393

GCAT Trust
3.000% due 04/25/2052 ~		85,279	67,706

Ginnie Mae
5.782% due 11/20/2068 •		508	505
5.814% due 01/20/2072 •		54,445	53,010
5.839% due 11/20/2037 •		126	120
6.114% due 01/20/2073 •		12,376	12,293
6.138% due 01/20/2073 •		42,047	41,987
6.184% due 02/20/2073 •		56,761	56,576
6.194% due 02/20/2073 •		8,449	8,429
6.214% due 01/20/2073 •		37,071	37,022
6.284% due 08/20/2073 •		16,500	16,540
6.414% due 06/20/2073 •		90,506	91,095

GMAC Mortgage Corp. Loan Trust
3.530% due 05/25/2035 «~		475	377
4.276% due 04/19/2036 ^~		1,274	1,150

Great Hall Mortgages PLC
3.997% due 03/18/2039 •	EUR	199	209
5.468% due 03/18/2039 •	GBP	5,804	7,033
5.478% due 06/18/2039 •		2,417	2,925
5.802% due 06/18/2039 •		$3,723	3,694

GreenPoint Mortgage Funding Trust
5.834% due 10/25/2046 ^•		282	252

46	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.874% due 06/25/2045 •	$211	$197
5.974% due 04/25/2036 ^•	96	90
5.974% due 11/25/2045 •	134	115
6.114% due 10/25/2046 ^•	677	453

GS Mortgage Securities Corp.
5.366% due 05/03/2032	3,900	3,774

GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	18,300	12,810
6.379% due 11/15/2032 •	2,850	2,824
6.530% due 07/15/2031 •	5,525	4,659
6.580% due 07/15/2035 •	1,298	981
8.733% due 08/15/2039 •	26,700	26,693

GS Mortgage Securities Trust
3.001% due 09/10/2052	10,000	8,510
3.621% due 10/10/2035	17,200	15,812
3.659% due 01/10/2043 ~	1,550	1,293

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~	51,347	39,097
2.500% due 09/25/2052 ~	27,601	20,965

GS Mortgage-Backed Securities Trust
2.500% due 01/25/2052 ~	60,019	45,664
2.500% due 04/25/2052 ~	40,368	30,663
2.500% due 08/25/2052 ~	15,398	11,716
2.500% due 07/25/2059 ~	95,148	85,472
3.000% due 08/26/2052 ~	177,595	140,999
3.000% due 09/25/2052 ~	70,119	55,670
3.000% due 12/25/2052 ~	115,541	91,158
5.000% due 01/25/2052 •	8,674	7,918

GSC Capital Corp. Mortgage Trust
5.794% due 05/25/2036 ^•	87	81

GSMPS Mortgage Loan Trust
5.784% due 09/25/2035 •	3,120	2,621
7.500% due 06/25/2043	1,687	1,633

GSR Mortgage Loan Trust
3.434% due 03/25/2037 ^~	2,312	1,277
3.572% due 04/25/2036 ~	30	20
3.617% due 05/25/2035 «~	348	324
3.864% due 04/25/2035 «~	76	68
3.893% due 05/25/2035 ~	9	7
3.922% due 01/25/2036 ^~	42	39
4.043% due 11/25/2035 ~	3,988	3,494
4.244% due 06/25/2034 ~	109	105
4.304% due 04/25/2035 «~	233	220
4.481% due 11/25/2035 ~	3	3
4.744% due 07/25/2035 ~	7	6
4.853% due 11/25/2035 ^~	1,507	857
5.000% due 05/25/2037 ^«	1	2
5.482% due 09/25/2035 «~	11	10
5.500% due 06/25/2035	862	834
5.500% due 06/25/2036 ^«	87	361
5.734% due 07/25/2035 «•	35	30
5.784% due 01/25/2034 «•	9	8
6.000% due 03/25/2032 «	3	3
6.000% due 11/25/2035 ^	7,544	2,897

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 11/25/2035	$591	$232
6.000% due 02/25/2036 ^	2,546	1,225
6.000% due 01/25/2037 ^«	491	292
6.000% due 03/25/2037 ^	14	8
6.000% due 07/25/2037 ^«	140	85
6.250% due 09/25/2036 ^«	219	199
6.500% due 09/25/2036 ^	2,104	996
6.780% due 03/25/2033 «•	3	3
6.970% due 04/25/2032 «•	36	30

HarborView Mortgage Loan Trust
4.084% due 06/19/2036 ^~	2,034	935
4.188% due 07/19/2035 ^~	169	122
4.235% due 06/19/2036 ^~	3,448	1,744
4.685% due 08/19/2036 ^«~	123	114
4.740% due 06/19/2045 ^•	9,124	4,525
5.328% due 04/19/2034 «~	8	7
5.702% due 03/19/2037 •	17,024	14,984
5.725% due 12/19/2035 ^~	310	291
5.842% due 09/19/2046 ^•	1,466	1,298
5.882% due 05/19/2035 •	4,980	4,558
5.922% due 06/19/2035 •	498	470
6.002% due 06/19/2034 «•	197	170
6.042% due 04/19/2034 «•	128	113
6.082% due 01/19/2035 •	681	552
6.142% due 01/19/2035 •	902	791
6.162% due 01/19/2035 «•	32	27
6.242% due 11/19/2034 «•	79	59
6.434% due 10/25/2037 •	636	579

Hawaii Hotel Trust
6.529% due 05/15/2038 •	1,620	1,609

Hilton USA Trust
2.828% due 11/05/2035	33,800	26,876

HomeBanc Mortgage Trust
5.954% due 01/25/2036 •	336	318
6.174% due 12/25/2034 •	661	618
6.294% due 08/25/2029 •	348	332

HPLY Trust
6.443% due 11/15/2036 •	383	380

HSI Asset Securitization Corp. Trust
5.874% due 11/25/2035 •	8,550	7,940

Hundred Acre Wood Trust
5.000% due 10/25/2051 •	5,412	4,950

Impac CMB Trust
5.326% due 09/25/2034 «þ	99	99
6.174% due 11/25/2034 «•	256	243
6.194% due 10/25/2033 «•	1	1
6.214% due 10/25/2034 •	96	93

Impac Secured Assets Trust
4.810% due 07/25/2035 «~	324	278

IndyMac Adjustable Rate Mortgage Trust
4.170% due 01/25/2032 «~	28	26
5.292% due 01/25/2032 «~	73	66

IndyMac IMJA Mortgage Loan Trust
6.250% due 11/25/2037 ^	884	391

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDA Mortgage Loan Trust
3.803% due 08/25/2036 ~	$717	$577
4.321% due 01/25/2036 ~	1,801	1,683

IndyMac INDB Mortgage Loan Trust
6.034% due 11/25/2035 ^•	315	191

IndyMac INDX Mortgage Loan Trust
3.057% due 02/25/2035 ~	232	198
3.081% due 06/25/2037 ~	4,494	2,703
3.085% due 06/25/2037 ^~	1,139	965
3.114% due 01/25/2036 ^~	109	99
3.216% due 01/25/2035 «~	31	28
3.350% due 07/25/2037 ~	957	630
3.374% due 04/25/2037 ^~	5,293	4,521
3.378% due 01/25/2036 ^~	1,964	1,712
3.384% due 05/25/2036 ~	1,581	1,318
3.474% due 04/25/2037 ~	3,566	3,184
3.498% due 10/25/2035 ~	248	198
3.549% due 03/25/2036 ^~	1,396	1,007
3.582% due 12/25/2035 ~	1,735	1,515
3.697% due 08/25/2035 ~	262	192
3.697% due 08/25/2035 ^~	223	164
3.755% due 09/25/2035 ^~	5,626	4,913
3.913% due 12/25/2034 ~	37	35
4.271% due 08/25/2035 ~	17	15
4.838% due 10/25/2034 ~	1,050	992
5.734% due 06/25/2037 ^•	722	276
5.794% due 02/25/2037 ^•	1,363	1,244
5.794% due 02/25/2037 •	8,381	8,325
5.834% due 11/25/2046 •	287	257
5.854% due 05/25/2046 •	51	45
5.894% due 04/25/2035 •	51	45
5.914% due 07/25/2035 •	777	711
6.074% due 07/25/2045 •	28	21
6.214% due 05/25/2034 «•	1	1
6.234% due 11/25/2034 •	20	17
6.254% due 11/25/2034 ^•	541	457

InTown Mortgage Trust
7.821% due 08/15/2039 •	3,700	3,712

JP Morgan Alternative Loan Trust
3.881% due 12/25/2036 ~	693	760
3.881% due 12/25/2036 «~	187	172
4.561% due 05/25/2037 ^~	2,415	2,174
5.714% due 03/25/2037 •	800	805
5.843% due 05/26/2037 ~	14,072	10,427
6.550% due 05/25/2036 «þ	18	18

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	4,600	3,543
3.474% due 12/15/2049 ~	3,250	3,122
3.648% due 12/15/2049 ~	8,606	7,965
4.046% due 06/10/2042 ~	17,100	14,510
5.929% due 04/15/2037 •	4,393	4,051
6.562% due 11/15/2038 •	2,231	2,192
7.235% due 10/05/2040	7,500	7,399

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Trust
2.500% due 10/25/2051 ~	$5,813	$4,422
2.500% due 11/25/2051 ~	2,790	2,119
2.500% due 12/25/2051 ~	1,607	1,221
2.500% due 02/25/2052 ~	8,783	6,672
3.000% due 01/25/2052 ~	5,070	4,038
3.000% due 03/25/2052 ~	79,752	63,318
3.500% due 10/25/2046 ~	843	739
3.500% due 10/25/2048 ~	305	263
3.500% due 09/25/2052 ~	8,558	7,045
3.741% due 07/27/2037 ~	4,014	3,621
3.841% due 02/25/2034 «~	94	83
3.868% due 04/25/2037 ^«~	146	114
3.932% due 05/25/2036 ~	1,079	869
4.027% due 11/25/2033 «~	4	4
4.165% due 04/25/2036 ~	1,135	989
4.165% due 04/25/2036 ^~	995	861
4.169% due 10/25/2036 ^«~	464	322
4.169% due 10/25/2036 ^~	626	457
4.177% due 04/25/2035 «~	5	5
4.190% due 07/25/2035 ~	32	30
4.198% due 02/25/2036 ^~	5,785	4,388
4.255% due 04/25/2036 ^~	1,179	998
4.275% due 06/25/2035 «~	142	110
4.336% due 11/25/2035 ^~	846	694
4.378% due 07/25/2035 «~	250	229
4.392% due 11/25/2035 ^~	497	429
4.407% due 10/25/2036 ~	36	26
4.430% due 08/25/2035 ~	487	472
4.487% due 10/25/2035 ^~	660	524
4.516% due 08/25/2036 ^~	716	576
4.516% due 08/25/2036 ^«~	259	202
4.524% due 07/25/2035 ~	465	435
4.528% due 07/25/2035 ~	1,643	1,538
4.549% due 10/25/2036 ~	7,641	5,951
4.549% due 10/25/2036 ^«~	14	11
4.556% due 06/25/2035 «~	325	297
4.571% due 10/25/2035 ^«~	261	195
4.620% due 12/25/2037 «~	57	42
4.625% due 07/25/2063 ~	5,762	5,298
4.744% due 02/25/2036 ^«~	30	21
4.909% due 07/25/2035 «~	9	9
5.000% due 12/28/2023	39	38
5.000% due 08/25/2051 ~	10,241	9,537
5.000% due 12/25/2051 ~	11,152	10,385
5.000% due 04/25/2052 ~	19,272	17,896
5.000% due 05/25/2052 •	23,099	21,381
5.026% due 10/25/2035 ~	3,881	3,526
5.053% due 08/25/2035 ^~	479	399
5.213% due 10/25/2035 ~	2,745	2,639
5.213% due 10/25/2035 «~	20	19
5.250% due 11/25/2063 ~	994	956
5.398% due 09/25/2035 «~	72	65
5.500% due 07/25/2036 ^«	410	202
5.678% due 07/25/2035 «~	4	4
5.750% due 01/25/2036 ^	16	7

48	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.768% due 07/25/2035 «~		$29	$29
5.827% due 08/25/2035 ~		336	312
6.500% due 07/25/2036 ^		2,849	1,065
6.500% due 08/25/2036 ^		374	125

JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	7,459
3.057% due 11/13/2052		7,900	6,519

Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	5,261
2.250% due 02/22/2045		9,470	1,752
6.138% due 02/22/2045 •		57,384	67,655
7.338% due 02/22/2045 •		29,232	33,059

KREST Commercial Mortgage Securities Trust
2.558% due 11/05/2044		$2,400	1,685

Lanebrook Mortgage Transaction PLC
6.319% due 06/12/2057 •	GBP	1,220	1,490

Lavender Trust
6.250% due 10/26/2036		$3,789	1,853

Legacy Mortgage Asset Trust
0.000% due 12/25/2056 ~(a)		389,037	2,750
0.000% due 07/25/2057 (g)		315	297
0.000% due 07/25/2057 ~		94,758	82,941
0.000% due 01/25/2058 ~		41	40
3.014% due 12/25/2056 ~		389,027	305,526
4.000% due 02/25/2058 ~		20,639	20,211
4.170% due 01/25/2058 ~		25,747	21,880
4.250% due 02/25/2058 ~		15,577	14,497
4.299% due 02/25/2058 ~		15,577	9,991
4.471% due 12/26/2057 ~		292,258	254,640
4.500% due 02/25/2058 ~		15,577	13,659

Lehman Mortgage Trust
4.592% due 12/25/2035 ~		3,323	619
5.036% due 01/25/2036 ^~		932	830
5.500% due 01/25/2036		559	275
5.750% due 06/25/2037 ^«•		209	174
5.754% due 08/25/2036 ^•		3,246	2,225
5.874% due 04/25/2036 ^~		563	355
6.000% due 07/25/2036 ^		3,707	1,802

Lehman XS Trust
5.814% due 11/25/2046 •		147	124
5.834% due 08/25/2046 •		4,497	4,068
5.834% due 08/25/2046 ^•		507	491

Luminent Mortgage Trust
5.754% due 11/25/2036 ^«•		128	113
5.794% due 12/25/2036 ^•		1,291	1,171

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.834% due 02/25/2046 •	$39	$29
6.154% due 04/25/2036 •	6,052	5,000

MAD Mortgage Trust
3.294% due 08/15/2034 ~	1,250	1,124

Manhattan West Mortgage Trust
2.130% due 09/10/2039	47,900	41,076

MASTR Adjustable Rate Mortgages Trust
3.014% due 07/25/2035 ^~	288	247
3.388% due 12/25/2034 ~	842	791
3.434% due 12/25/2033 «~	14	13
3.717% due 12/25/2033 «~	6	5
3.923% due 03/25/2035 «~	144	126
4.228% due 05/25/2034 ~	56	52
4.750% due 10/25/2032 «~	73	67
5.282% due 10/25/2034 ~	548	520
5.644% due 04/25/2046 •	2,068	1,812
5.914% due 05/25/2037 •	651	281
6.034% due 05/25/2047 ^«•	4	4

MASTR Alternative Loan Trust
5.834% due 03/25/2036 ^•	6,806	739

MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^«	176	98

MASTR Reperforming Loan Trust
5.794% due 07/25/2035 ^•	2,047	983
7.000% due 08/25/2034	1,339	974
7.000% due 05/25/2035	369	255

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032 ~	1,083	1,023

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •	584	552
6.187% due 09/15/2030 «•	159	152
6.327% due 11/15/2031 «•	12	10

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.019% due 10/20/2029 •	493	497
6.307% due 08/15/2032 •	24	22

Merrill Lynch Alternative Note Asset Trust
4.211% due 06/25/2037 ^~	744	413
5.654% due 03/25/2037 •	726	184
6.000% due 03/25/2037	1,040	112
6.034% due 03/25/2037 •	1,920	491

Merrill Lynch Mortgage Investors Trust
4.150% due 06/25/2037 ~	285	258
4.152% due 02/25/2035 ~	1,534	1,416
4.261% due 11/25/2035 •	959	917
4.415% due 06/25/2035 ~	1,780	1,666
4.421% due 02/25/2034 ~	3	2
4.518% due 07/25/2035 ^~	131	114
4.558% due 12/25/2034 «~	8	8
4.599% due 05/25/2033 ~	818	778
4.759% due 09/25/2035 ^~	3,516	2,826
4.765% due 08/25/2034 «~	220	199

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.895% due 05/25/2036 «~	$129	$119
4.929% due 02/25/2033 ~	6	6
4.938% due 12/25/2035 «~	251	223
4.970% due 05/25/2033 «~	4	4
5.705% due 09/25/2035 ~	832	770
5.934% due 11/25/2035 •	5	5
6.054% due 10/25/2028 «•	12	11
6.094% due 06/25/2028 •	175	157
6.094% due 09/25/2029 «•	15	13
6.094% due 11/25/2029 •	74	67
6.174% due 03/25/2028 «•	7	6
6.214% due 03/25/2028 «•	2	2
6.401% due 04/25/2029 «•	156	144
6.546% due 10/25/2028 «•	15	14
6.621% due 11/25/2029 «•	37	34
7.404% due 12/25/2032 «•	90	82

MFA Trust
5.750% due 11/25/2067 þ	32,775	32,106

Morgan Stanley Bank of America Merrill Lynch Trust
3.732% due 05/15/2048	9,229	8,809

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	17,000	12,367
3.921% due 04/15/2055 ~	45,800	38,893
4.071% due 03/15/2052	3,635	3,279
6.616% due 12/15/2038 •	39,210	36,645

Morgan Stanley Mortgage Loan Trust
2.826% due 06/25/2037 ~	2,485	1,378
3.269% due 07/25/2035 ~	147	127
3.275% due 11/25/2037 ~	6,502	4,288
4.529% due 09/25/2035 ^~	1,376	479
4.531% due 06/25/2036 ~	8,221	6,109
4.627% due 07/25/2035 ^~	3,178	2,626
5.694% due 03/25/2036 •	563	378
5.714% due 01/25/2036 •	6,111	3,256
5.724% due 12/25/2035 «•	16	11
5.744% due 01/25/2035 «•	2	2
5.754% due 01/25/2035 •	1,089	970
6.000% due 02/25/2036 ^«	106	95
6.000% due 10/25/2037 ^	1,339	711
6.201% due 02/25/2047 þ	1,218	438
6.466% due 06/25/2036 «~	72	68

MortgageIT Mortgage Loan Trust
5.894% due 04/25/2036 •	2,788	2,583
5.934% due 09/25/2037 •	4,883	4,166
6.214% due 02/25/2035 «•	128	119

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	398	348

Natixis Commercial Mortgage Securities Trust
7.156% due 03/15/2035 •	4,933	4,933

New Orleans Hotel Trust
6.369% due 04/15/2032 •	2,790	2,682

New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~	38,752	30,767
6.864% due 10/25/2063 þ	22,900	22,900

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Mortgage Trust
4.044% due 05/25/2036 ^~		$2,413	$2,033

Newgate Funding PLC
4.445% due 12/15/2050 •	EUR	40,085	41,151
5.723% due 12/01/2050 •	GBP	401	462

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.269% due 10/25/2035 ~		$40	22
5.820% due 03/25/2047 þ		507	469
6.434% due 05/25/2035 •		1,863	1,524
6.762% due 02/25/2036 ^~		143	118
7.000% due 02/19/2030 ~		401	384

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •		114,370	102,207

OBX Trust
2.500% due 10/25/2051 ~		64,393	48,992
3.000% due 01/25/2052 ~		112,477	89,300
3.000% due 02/25/2052 ~		17,501	13,873
6.113% due 03/25/2063 þ		2,416	2,403
6.120% due 11/25/2062 ~		20,070	19,934
6.520% due 07/25/2063 þ		9,176	9,190

Prime Mortgage Trust
5.834% due 02/25/2034 •		367	340

Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054 (b)(g)		33,620	25,786
4.614% due 10/29/2054 •		102,631	109,429
5.064% due 10/29/2054 •		20,861	22,181
5.364% due 10/29/2054 •		15,172	16,132
6.344% due 10/29/2054 •		11,379	12,103
8.214% due 10/29/2054 •		9,482	10,211

RBSGC Mortgage Pass-Through Loan Trust
5.750% due 04/25/2035		$6,626	5,536
5.814% due 12/25/2034 •		14,415	12,702

RBSSP Resecuritization Trust
3.565% due 09/27/2037 •		9,301	7,527
4.000% due 10/26/2037		6,487	4,920
5.654% due 10/27/2036 •		1,148	1,044
5.669% due 08/27/2037 •		670	648
5.759% due 02/27/2037 •		1,469	1,343

Regal Trust
4.231% due 09/29/2031 «•		8	7

Residential Accredit Loans, Inc. Trust
4.225% due 04/25/2035 «~		32	31
4.256% due 08/25/2035 ^~		1,257	485
5.250% due 12/26/2023		23	23
5.351% due 02/25/2036 ^~		691	581
5.694% due 02/25/2037 «•		15	193

50	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.714% due 01/25/2037 •		$545	$596
5.734% due 08/25/2035 •		189	140
5.734% due 02/25/2037 •		1,348	1,195
5.764% due 03/25/2037 •		984	199
5.794% due 05/25/2036 •		6,127	5,450
5.794% due 09/25/2036 •		1,156	1,084
5.804% due 12/25/2036 «•		15	12
5.814% due 07/25/2036 •		1,649	1,518
5.814% due 08/25/2036 ^•		2,025	1,980
5.814% due 09/25/2036 ^•		25	23
5.834% due 11/25/2036 ^•		706	480
5.854% due 06/25/2037 •		836	731
5.974% due 02/25/2046 ^•		938	577
5.986% due 09/25/2045 •		162	140
6.000% due 08/25/2036 ^		874	692
6.000% due 09/25/2036 ^		842	616
6.000% due 09/25/2036		736	539
6.000% due 11/25/2036 ^		937	684
6.000% due 01/25/2037 ^		5	4
6.250% due 03/25/2037 ^		814	604
6.500% due 07/25/2037 ^		271	206
6.500% due 09/25/2037 ^		967	745

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		85	84

Residential Asset Securitization Trust
5.500% due 08/25/2034		46	43
5.750% due 02/25/2036 ^		523	199
6.000% due 04/25/2037 ^		196	108
6.000% due 05/25/2037 ^		112	60
6.000% due 07/25/2037 ^		1,086	439
6.250% due 08/25/2036 «		67	41
6.250% due 11/25/2036 ^		1,772	639
6.250% due 09/25/2037 ^		1,931	791
6.500% due 08/25/2036		1,312	372
6.500% due 09/25/2036 ^		1,093	369

Residential Funding Mortgage Securities, Inc. Trust
4.572% due 02/25/2037 ~		1,558	1,068
4.635% due 02/25/2036 ^~		971	847
4.924% due 07/27/2037 ^~		3,855	2,897
5.500% due 12/25/2034		132	119
6.000% due 06/25/2036 ^		511	413
6.000% due 07/25/2036 ^		499	406
6.000% due 10/25/2036 ^		4,850	3,569
6.000% due 06/25/2037 ^«		245	169
6.500% due 03/25/2032 «		56	52

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •	GBP	14,701	17,980

RESIMAC Bastille Trust
6.083% due 02/03/2053 •		$2,707	2,687

Resloc U.K. PLC
5.558% due 12/15/2043 •	GBP	1,643	1,908

Ripon Mortgages PLC
0.000% due 08/28/2056 (g)		5,378	3,104
0.010% due 08/20/2056 «		8,063	9,478

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.070% due 08/28/2056 (a)	GBP	714	$1
6.119% due 08/28/2056 •		25,858	31,165
7.519% due 08/28/2056 •		3,754	4,447
8.219% due 08/28/2056 •		6,618	7,980
8.469% due 08/28/2056 •		5,255	6,244
9.519% due 08/28/2056 •		3,003	3,576

RMAC Securities PLC
3.950% due 06/12/2044 •	EUR	1,277	1,301
5.488% due 06/12/2044 •	GBP	18,026	21,251

Roundstone Securities DAC
0.000% due 09/28/2055 ~	EUR	79,607	74,475
1.000% due 09/28/2055 ~		15,864	15,383
4.541% due 09/28/2055 •		427,420	451,357
4.691% due 09/28/2055 •		62,548	65,923
4.941% due 09/28/2055 •		42,646	44,903
5.441% due 09/28/2055 •		25,587	26,909
6.191% due 09/28/2055 •		42,646	44,711

Sequoia Mortgage Trust
3.482% due 09/20/2046 ^~		$1,470	1,007
3.520% due 01/20/2047 ^~		757	491
4.683% due 01/20/2047 ^~		1,036	781
5.839% due 07/20/2036 •		15	13
5.859% due 06/20/2036 •		453	418
5.911% due 05/20/2034 «•		131	127
5.931% due 05/20/2034 •		140	128
6.099% due 06/20/2033 «•		2	2
6.139% due 07/20/2033 •		49	44
6.199% due 10/20/2027 «•		13	12
6.239% due 10/20/2027 «•		119	111
6.529% due 09/20/2033 «•		85	80

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •		34,140	31,086

SLC Student Loan Trust
6.382% due 03/15/2049		1,894	1,865

SLM Student Loan Trust
5.646% due 04/25/2049		3,664	3,561
6.216% due 07/25/2049		313	307
7.016% due 10/25/2023		458	458

SREIT Trust
6.146% due 10/15/2038 •		200	196

Starwood Mortgage Trust
6.305% due 11/15/2036 •		17,500	17,072

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	160,244	195,666
6.119% due 03/12/2052 •		2,198	2,681

Structured Adjustable Rate Mortgage Loan Trust
3.665% due 11/25/2035 ^~		$106	93
3.956% due 04/25/2036 ^~		1,784	1,027

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.143% due 01/25/2035 ~	$96	$94
4.311% due 02/25/2036 ^«~	79	70
4.482% due 05/25/2036 ^~	1,399	1,207
4.524% due 03/25/2036 ^~	294	215
4.543% due 02/25/2036 ^~	930	737
4.606% due 11/25/2036 ^~	1,732	1,427
4.669% due 08/25/2035 ~	20	17
4.947% due 12/25/2035 ~	585	340
5.099% due 02/25/2036 ^~	1,508	915
5.170% due 09/25/2035 ~	300	265
5.225% due 12/25/2035 ~	1,156	836
5.734% due 09/25/2034 •	859	740
5.734% due 08/25/2036 ^•	2,279	1,609
5.918% due 09/25/2034 «~	2	2
6.026% due 01/25/2035 ^•	101	84
6.059% due 12/25/2034 ~	14	14
6.379% due 02/25/2034 ~	258	241
7.404% due 10/25/2037 ^•	405	349

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~	6	6
3.907% due 02/25/2036 ^•	3,929	3,273
5.694% due 03/25/2037 •	1,014	336
5.774% due 03/25/2037 ^•	167	48
5.814% due 06/25/2036 •	367	354
5.814% due 07/25/2046 ^•	417	311
5.854% due 04/25/2036 •	201	175
5.854% due 05/25/2036 •	47	31
5.874% due 05/25/2046 •	7,306	2,470
5.894% due 02/25/2036 ^•	65	55
5.942% due 07/19/2035 •	1,360	1,219
6.026% due 12/25/2035 ^•	977	777
6.054% due 12/25/2035 ^•	1,283	1,022
6.102% due 09/19/2032 •	434	415
6.142% due 01/19/2034 «•	98	89
6.282% due 10/19/2033 •	227	210
6.284% due 05/25/2047 •	7,023	5,627

Structured Asset Securities Corp.
3.945% due 04/15/2027 «~	6	6

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	2,278	1,332

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.908% due 06/25/2034 «þ	51	47
5.595% due 01/25/2034 ~	518	500
6.220% due 11/25/2033 «~	28	27
7.075% due 07/25/2033 «~	9	8
7.528% due 03/25/2033 «~	286	269

Structured Asset Securities Corp. Trust
5.750% due 04/25/2035	1,359	774

SunTrust Adjustable Rate Mortgage Loan Trust
4.061% due 02/25/2037 ^~	148	125
4.152% due 04/25/2037 ^~	194	118
4.734% due 10/25/2037 «~	394	299
5.342% due 01/25/2037 ^~	1,414	1,029

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SunTrust Alternative Loan Trust
5.750% due 12/25/2035 ^•		$1,209	$1,000
5.750% due 12/25/2035 ^		794	670
6.000% due 04/25/2036 ^«		348	144

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ		475	119
6.470% due 09/25/2036 ^þ		5,583	160
6.500% due 07/25/2036		4,572	1,111
6.515% due 07/25/2037 þ		777	294

Thornburg Mortgage Securities Trust
3.823% due 09/25/2037 ~		604	588
4.016% due 09/25/2047 ~		17,463	13,250
4.470% due 07/25/2036 •		20,984	16,959
4.830% due 10/25/2046 •		22,996	21,311
5.129% due 10/25/2043 ~		160	145
6.134% due 12/25/2033 •		157	149
7.431% due 06/25/2047 ^•		14,836	13,076
7.481% due 03/25/2037 ^•		6,702	5,426

Towd Point Mortgage Funding
6.509% due 07/20/2045 •	GBP	9,361	11,423
6.568% due 05/20/2045 •		11,693	14,268

Towd Point Mortgage Trust
2.500% due 10/25/2056 ~		$187	185
2.710% due 01/25/2060 ~		1,119	1,033
2.900% due 10/25/2059 ~		8,919	8,184

Trinity Square PLC
6.000% due 07/15/2059 •	GBP	111,289	135,638

TTAN
6.297% due 03/15/2038 •		$777	766

UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		7,000	6,379
4.296% due 08/15/2051		5,975	5,473
4.313% due 05/15/2051		10,000	9,218
4.334% due 10/15/2051		17,486	16,053

UWM Mortgage Trust
2.500% due 11/25/2051 ~		197,282	150,588
2.500% due 12/25/2051 ~		87,152	66,525
3.000% due 01/25/2052 ~		62,754	49,822
5.000% due 11/25/2051 •		2,098	1,927

VASA Trust
6.347% due 07/15/2039 •		7,550	6,629

Verus Securitization Trust
5.811% due 05/25/2068 þ		926	908
5.850% due 12/25/2067 þ		9,728	9,605
5.999% due 02/25/2068 þ		4,938	4,887
6.443% due 08/25/2068 þ		7,823	7,809
6.665% due 09/25/2068 þ		13,300	13,289

Visio Trust
6.598% due 10/25/2058 þ		5,590	5,583

52	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Mortgage Loan Trust LLC
3.904% due 08/20/2035 ^~		$446	$395
4.498% due 10/20/2035 ~		104	97
5.621% due 10/20/2035 «~		1	1

WaMu Mortgage Pass-Through Certificates Trust
3.309% due 04/25/2037 ^~		1,367	1,181
3.347% due 11/25/2036 ^«~		12	10
3.527% due 12/25/2036 ^~		35	30
3.624% due 12/25/2036 ^~		4,676	3,970
3.644% due 03/25/2036 ^~		7,569	6,458
3.649% due 02/25/2037 ^~		2,651	2,263
3.678% due 02/25/2037 ^~		3,313	2,941
3.705% due 02/25/2037 ^~		258	214
3.761% due 04/25/2037 ^~		427	379
3.784% due 05/25/2037 ^~		664	564
3.835% due 02/25/2037 ^~		6,911	6,065
3.844% due 08/25/2035 «~		122	106
3.879% due 05/25/2037 ^~		45	37
3.903% due 12/25/2035 ~		4,790	4,271
3.907% due 12/25/2036 ^~		4,074	3,573
3.908% due 04/25/2035 ~		1,559	1,458
3.967% due 01/25/2036 ^~		2,253	2,165
3.968% due 12/25/2046 •		4,047	3,766
4.032% due 12/25/2035 ~		662	576
4.072% due 03/25/2035 ~		520	497
4.306% due 03/25/2037 ~		8,088	7,250
4.339% due 08/25/2036 ^~		575	510
4.427% due 08/25/2036 ~		5,099	4,473
4.469% due 01/25/2033 ~		44	43
4.479% due 09/25/2036 ^~		2,473	2,044
4.488% due 08/25/2036 ^~		72	65
4.502% due 08/25/2046 ^~		3,855	3,368
4.554% due 07/25/2037 ^~		154	141
4.624% due 05/25/2035 ~		6,980	6,703
4.641% due 10/25/2035 ~		271	241
4.664% due 05/25/2046 •		162	134
4.754% due 09/25/2035 «~		163	144
4.754% due 09/25/2035 ~		5,039	4,542
5.264% due 08/25/2034 ~		91	86
5.386% due 04/25/2047 •		4,957	4,262
5.396% due 05/25/2047 •		6,741	5,369
5.424% due 07/25/2047 ^•		1,849	1,566
5.626% due 08/25/2046 •		59	54
5.683% due 09/25/2033 ~		229	211
5.704% due 12/25/2045 •		191	179
5.844% due 12/25/2045 •		119	106
5.913% due 09/25/2033 «~		14	12
6.014% due 07/25/2045 •		126	115
6.026% due 06/25/2042 •		140	127
6.126% due 10/25/2046 •		4,472	3,983
6.174% due 11/25/2034 •		338	316
6.254% due 11/25/2045 •		143	129
6.414% due 11/25/2034 •		164	150

Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	17,790

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.169% due 12/21/2049 •	GBP	100,233	$122,402
6.869% due 12/21/2049 •		23,296	28,172
7.369% due 12/21/2049 •		11,648	14,006
7.869% due 12/21/2049 •		6,656	7,977
8.369% due 12/21/2049 •		6,656	7,842

Washington Mutual Mortgage Pass-Through Certificates Trust
3.770% due 02/25/2031 «~		$1	1
4.052% due 09/25/2036 ^þ		2,888	830
4.322% due 06/25/2033 ~		726	675
4.486% due 05/25/2033 «~		87	83
5.500% due 04/25/2035 •		3,646	2,979
5.500% due 11/25/2035 ^		350	293
5.500% due 06/25/2037 ^«		494	439
5.594% due 02/25/2037 ^•		7,269	5,472
5.596% due 05/25/2046 ^•		2,224	1,765
6.000% due 04/25/2036 ^		1,079	874
6.768% due 07/25/2036 þ		1,142	279
6.949% due 07/25/2036 ^þ		1,950	476

Wells Fargo Alternative Loan Trust
5.338% due 07/25/2037 ^~		495	441

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	7,742
3.311% due 06/15/2052		8,800	7,540
3.472% due 11/15/2050		10,070	9,092
3.615% due 12/15/2049		7,173	6,906
3.862% due 12/15/2039		41,000	36,156
3.874% due 06/15/2036 ~		500	416
4.023% due 03/15/2052		33,712	30,579
4.442% due 09/15/2061		4,000	3,722

Wells Fargo Mortgage-Backed Securities Trust
4.564% due 03/25/2036 «~		28	25
4.770% due 04/25/2036 ~		574	535
5.736% due 07/25/2034 «~		3	3

Worldwide Plaza Trust
3.526% due 11/10/2036		6,280	4,809

Total Non-Agency Mortgage-Backed Securities (Cost $9,831,900)			8,681,677

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 13.4%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		$36,000	$35,859

Aames Mortgage Investment Trust
6.214% due 10/25/2035 •		1,460	1,427

ABFC Trust
5.246% due 12/25/2030 «•		484	458
6.484% due 03/25/2034 ^•		1,234	1,162
6.529% due 05/25/2032 «•		207	202

ACAS CLO Ltd.
6.462% due 10/18/2028 •		47,997	47,852

Accredited Mortgage Loan Trust
4.940% due 01/25/2035 •		414	377

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •		9	3
5.654% due 12/25/2036 •		5,268	1,374
5.754% due 08/25/2036 ^•		4,675	1,134
5.834% due 12/25/2036 •		20,309	5,297
5.874% due 08/25/2036 ^•		6,007	1,458
6.094% due 11/25/2035 •		2,164	2,178
6.259% due 12/25/2045 ^•		3,221	2,388
6.364% due 02/25/2036 ^•		1,329	1,221
6.409% due 11/25/2033 •		1,072	1,030
6.409% due 12/25/2034 «•		198	177
6.484% due 08/25/2045 •		645	643
7.234% due 10/25/2032 «•		3	6

ACREC Ltd.
6.595% due 10/16/2036 •		23,360	22,995

Adagio CLO DAC
4.383% due 10/15/2031 •	EUR	4,800	4,987

Aegis Asset-Backed Securities Trust
6.079% due 12/25/2035 •		$3,059	2,796
6.154% due 06/25/2035 •		2,357	2,186

AIMCO CLO
6.590% (TSFR3M + 1.282%) due 04/17/2031 ~		2,468	2,464

Ally Auto Receivables Trust
5.760% due 11/15/2026		24,600	24,588

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		20,218	20,214

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.870% due 05/25/2034 ^þ		686	611
6.214% due 05/25/2034 •		323	320
6.304% due 07/25/2034 •		79	78
8.809% due 11/25/2032 ^•		2,214	2,147

Amortizing Residential Collateral Trust
6.469% due 07/25/2032 «•		7	7

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		64,129	64,048
6.710% due 07/15/2032 •		7,900	7,861
6.747% due 07/22/2032 •		18,800	18,677

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		$10,212	$10,237

Apidos CLO
6.500% due 07/17/2030 •		57,624	57,476
6.538% due 10/20/2030 •		1,700	1,690
6.598% due 04/20/2031 •		2,093	2,089

Apres Static CLO Ltd.
6.640% due 10/15/2028 •		4,464	4,467

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		128,400	126,994
6.797% due 11/15/2036 •		75,250	74,287

AREIT LLC
7.573% due 06/17/2039 •		34,800	34,943

AREIT Trust
6.525% due 11/17/2038 •		18,736	18,482
6.563% due 01/20/2037 •		14,126	13,943

Ares CLO Ltd.
6.620% due 01/15/2032 •		27,700	27,626
6.622% due 04/18/2031 •		2,800	2,787
6.657% due 04/22/2031 •		31,900	31,748

Ares European CLO DAC
4.323% due 10/15/2030 •	EUR	22,099	23,157
4.555% due 04/20/2032 •		17,100	17,726

Argent Securities Trust
5.544% due 09/25/2036 •		$3,965	1,286
5.584% due 09/25/2036 •		20,470	6,640
5.734% due 06/25/2036 •		17,702	4,726
5.814% due 03/25/2036 •		5,468	2,982
5.974% due 05/25/2036 •		22,534	5,504

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.074% due 01/25/2036 •		8,608	7,533
6.559% due 11/25/2034 •		2,117	2,066

Armada Euro CLO DAC
4.383% due 07/15/2031 •	EUR	29,674	30,954

Asset-Backed Securities Corp. Home Equity Loan Trust
5.514% due 05/25/2037 •		$151	103
6.194% due 10/25/2034 «•		1	1
6.797% due 04/15/2033 •		655	644
8.672% due 08/15/2032 •		3,908	3,664

Atlas Senior Loan Fund Ltd.
6.468% due 11/17/2027 •		206	206
6.687% due 04/22/2031 •		2,981	2,965
6.720% due 01/16/2030 •		13,520	13,519

Atrium Corp.
6.787% due 11/21/2030 •		5,379	5,372

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029		20,700	20,054

Bain Capital Credit CLO Ltd.
6.558% due 07/20/2030 •		10,626	10,602

Bain Capital Euro CLO DAC
4.445% due 01/20/2032 •	EUR	19,883	20,616

54	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barings CLO Ltd.
6.538% due 07/20/2029 •		$536	$537
6.778% due 10/20/2030 •		3,251	3,253

BDS Ltd.
6.795% due 12/16/2036 •		17,500	17,194
7.127% due 03/19/2039 •		70,609	69,971
7.464% due 08/19/2038 •		1,300	1,305

Bear Stearns Asset-Backed Securities Trust
4.391% due 10/25/2036 ~		618	282
4.445% due 07/25/2036 «~		5	5
4.916% due 12/25/2036 ^•		2,404	2,977
5.257% due 06/25/2043 «~		237	206
5.375% due 06/25/2035 •		7,306	6,986
5.674% due 06/25/2047 •		991	986
6.094% due 10/25/2032 «•		69	67
6.234% due 10/27/2032 •		335	329
6.434% due 11/25/2042 •		85	83
6.484% due 08/25/2037 •		3,954	3,383
6.559% due 02/25/2035 •		1,613	1,602

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		6,992	6,981
6.600% due 01/17/2032 •		16,850	16,805
6.920% due 01/15/2033 •		8,550	8,544

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •		48,257	48,125

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	1,114	1,169
4.761% due 05/15/2032 •		8,400	8,753

Blackrock European CLO DAC
4.283% due 10/15/2031 •		20,700	21,522

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	487
4.383% due 01/15/2031 •		18,385	19,091
4.573% due 01/15/2033 •		10,150	10,524

BMW Vehicle Owner Trust
5.593% due 07/25/2024		$28,404	28,406
5.720% due 04/27/2026		38,000	37,956
5.745% due 04/27/2026 •		37,000	36,995

BNPP AM Euro CLO DAC
4.263% due 04/15/2031 •	EUR	3,100	3,204
4.518% due 07/22/2032 •		17,330	17,999

Bosphorus CLO DAC
4.665% due 12/15/2030 •		701	733

BPCRE Ltd.
7.731% due 01/16/2037 •		$12,300	12,216

Brightspire Capital Ltd.
6.592% due 08/19/2038 •		9,600	9,354

BSPDF Issuer Ltd.
6.647% due 10/15/2036 •		10,300	9,953

BSPRT Issuer Ltd.
6.767% due 12/15/2038 •		1,600	1,576
7.628% due 07/15/2039 •		76,200	75,819

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cairn CLO DAC
4.314% due 04/30/2031 •	EUR	12,701	$13,265
4.443% due 10/15/2031 •		26,192	27,184

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •		$34,522	34,576

Carbone CLO Ltd.
6.728% due 01/20/2031 •		7,004	7,002

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •	EUR	32,240	33,438
4.411% due 08/15/2030 •		1,086	1,134

Carlyle Global Market Strategies CLO Ltd.
6.540% due 04/17/2031 •		$3,775	3,762
6.581% due 08/14/2030 •		75,341	75,091
6.687% due 04/22/2032 •		1,700	1,695

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •	EUR	25,389	26,380

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		$32,850	32,713
6.608% due 04/20/2031 •		4,127	4,116

Carmax Auto Owner Trust
3.810% due 09/15/2025		1,026	1,021
5.720% due 11/16/2026		6,900	6,896
6.083% due 09/15/2025 •		3,078	3,080

Carrington Mortgage Loan Trust
5.594% due 10/25/2036 •		3,140	2,416
5.684% due 10/25/2036 •		3,679	2,831
5.694% due 02/25/2037 •		36,889	33,505

Carvana Auto Receivables Trust
2.570% due 05/12/2025		6,316	6,302
3.330% due 07/10/2025		4,477	4,466

Catamaran CLO Ltd.
6.707% due 04/22/2030 •		14,921	14,891

CBAM Ltd.
6.708% due 10/20/2029 •		30,907	30,939
6.838% due 07/20/2030 •		3,135	3,138

CDC Mortgage Capital Trust
6.229% due 07/25/2034 «•		426	439

Cent CLO Ltd.
6.589% due 07/27/2030 •		1,192	1,190

Chase Funding Trust
5.994% due 02/25/2033 «•		30	28
6.074% due 08/25/2032 •		424	400
6.094% due 11/25/2032 «•		3	3

CIFC Funding Ltd.
6.538% due 04/20/2030 •		581	580
6.557% due 10/24/2030 •		41,684	41,638
6.605% due 04/23/2029 •		932	933
6.657% due 04/24/2030 •		1,638	1,638
6.750% due 11/16/2030 •		1,285	1,287

CIT Group Home Equity Loan Trust
6.484% due 09/25/2030 •		538	531

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •	$523	$522

Citigroup Mortgage Loan Trust
4.272% due 10/25/2037 þ	1,615	1,433
5.604% due 07/25/2045 •	6,892	4,731
5.624% due 05/25/2037 •	8,641	5,659
5.694% due 07/25/2045 •	3,209	2,202
5.704% due 05/25/2037 •	5,436	5,304
5.754% due 12/25/2036 •	8,032	4,503
5.764% due 01/25/2037 ^þ	827	366
5.934% due 08/25/2036 •	11,827	11,460
6.169% due 09/25/2035 ^•	3,002	2,953
6.851% due 05/25/2036 ^þ	2,118	796

CLNC Ltd.
6.692% due 08/20/2035 •	1,086	1,081

Commonbond Student Loan Trust
2.550% due 05/25/2041	1,808	1,668

Conseco Finance Securitizations Corp.
7.490% due 07/01/2031 þ	120	119

Countrywide Asset-Backed Certificates Trust
3.280% due 03/25/2036 •	1,634	1,580
3.678% due 04/25/2035 •	1,158	1,129
4.320% due 01/25/2037 •	786	777
4.443% due 10/25/2032 ^~	1,035	1,014
5.574% due 07/25/2037 ^•	830	816
5.574% due 08/25/2037 ^•	10,036	8,882
5.574% due 08/25/2037 •	72	71
5.583% due 08/25/2035 ~	17,821	16,006
5.614% due 11/25/2047 ^•	1,395	1,299
5.654% due 09/25/2037 ^•	1,229	1,228
5.664% due 10/25/2047 •	1,402	1,372
5.714% due 02/25/2037 •	6,753	6,299
5.714% due 03/25/2037 •	2,369	2,228
5.754% due 09/25/2046 •	77	77
5.834% due 08/25/2034 •	374	348
5.859% due 10/25/2046 ^~	472	495
5.874% due 09/25/2047 ^•	11,693	11,141
5.934% due 10/25/2034 •	1,377	1,317
6.019% due 06/25/2036 •	2,600	2,461
6.114% due 12/25/2036 ^•	335	249
6.124% due 05/25/2036 •	4,635	4,555
6.174% due 05/25/2032 «•	4	4
6.174% due 12/25/2034 •	1,414	1,372
6.234% due 08/25/2047 •	1,204	1,192
6.334% due 11/25/2034 •	197	186
6.394% due 02/25/2036 •	7,888	7,542

CQS U.S. CLO Ltd.
7.166% due 07/20/2031 •	62,200	62,200

Credit Suisse First Boston Mortgage Securities Corp.
4.136% due 08/25/2032 •	1,330	1,249

Credit-Based Asset Servicing & Securitization LLC
5.554% due 07/25/2037 •	232	148
6.780% due 05/25/2035 þ	758	666

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit-Based Asset Servicing & Securitization Mortgage Loan Trust
3.316% due 03/25/2037 ^þ		$4,510	$1,662

Credit-Based Asset Servicing & Securitization Trust
3.064% due 04/25/2037 •		692	420
5.554% due 11/25/2036 •		80	35
5.734% due 11/25/2036 •		7,715	3,413

Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •		32,278	32,222
6.747% due 10/23/2031 •		44,943	44,809

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,321	249
6.220% due 09/25/2036 ^þ		1,710	534
6.672% due 06/25/2036 ^þ		1,445	415

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •	EUR	44,510	46,295
4.475% due 09/15/2031 •		5,020	5,216
4.561% due 08/15/2032 •		2,685	2,804

Dell Equipment Finance Trust
2.110% due 08/23/2027		$2,303	2,299

Delta Funding Home Equity Loan Trust
6.267% due 09/15/2029 «•		94	88

Denali Capital CLO Ltd.
6.620% due 04/15/2031 •		3,496	3,484

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		1,100	942

Dryden CLO Ltd.
6.560% due 01/17/2032 •		3,000	2,983
6.620% due 07/15/2031 •		15,300	15,270

Dryden Euro CLO DAC
4.323% due 04/15/2033 •	EUR	37,539	38,694
4.641% due 05/15/2034 •		24,200	25,150

Dryden Senior Loan Fund
6.550% due 04/15/2028 •		$9,019	9,022
6.590% due 04/15/2029 •		2,311	2,309
6.833% due 08/15/2030 •		1,396	1,394

Elevation CLO Ltd.
6.563% due 10/25/2030 •		59,849	59,715

EMC Mortgage Loan Trust
6.174% due 05/25/2040 •		14	13

EquiFirst Mortgage Loan Trust
6.184% due 01/25/2034 «•		10	9

Euro-Galaxy CLO DAC
4.318% due 04/24/2034 •	EUR	26,564	27,517

Fieldstone Mortgage Investment Trust
5.749% due 11/25/2036 •		$8,183	4,715
5.814% due 05/25/2036 •		6,291	4,372

Finance America Mortgage Loan Trust
6.334% due 08/25/2034 «•		245	222

First Franklin Mortgage Loan Trust
5.744% due 10/25/2036 •		6,000	4,722

56	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.754% due 04/25/2036 •		$2,222	$2,120
5.914% due 08/25/2036 •		2,473	2,232
5.914% due 10/25/2036 •		3,515	2,273
6.634% due 01/25/2035 •		1,561	1,541
6.859% due 10/25/2034 •		684	679

First NLC Trust
2.629% due 05/25/2035 •		1,033	893
5.574% due 08/25/2037 •		2,438	1,224
5.714% due 08/25/2037 •		2,530	1,270

Flagship Credit Auto Trust
3.280% due 08/15/2025		305	304
4.030% due 12/15/2026		15,202	14,979

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •		112,200	108,974

Fremont Home Loan Trust
5.494% due 01/25/2037 •		27	12
5.564% due 11/25/2036 •		37,097	12,923
5.584% due 01/25/2037 •		11,968	5,420
5.634% due 08/25/2036 •		351	114
5.754% due 08/25/2036 •		7,197	2,333
5.774% due 02/25/2037 •		42,600	14,418
5.914% due 02/25/2037 •		16,177	5,504
5.934% due 05/25/2036 •		10,381	6,014
5.974% due 04/25/2036 •		2,901	2,612
6.094% due 01/25/2036 •		8,881	8,349
6.169% due 07/25/2035 «•		1	1
6.364% due 07/25/2034 «•		67	63
6.499% due 06/25/2035 •		4,122	3,910

FS Rialto Issuer LLC
7.213% due 01/19/2039 •		68,700	68,124

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		40,314	40,254
6.653% due 05/16/2031 •		12,179	12,134

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		73	73
6.660% due 07/15/2031 •		27,130	27,054

Gateway Casinos & Entertainment Ltd.
5.000% due 03/12/2038 «	CAD	92,980	59,902

GE-WMC Mortgage Securities Trust
5.514% due 08/25/2036 «•		$5	2

GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025		2,431	2,423
3.550% due 01/15/2026		19,255	19,126
4.590% due 05/15/2026		12,251	12,175

GM Financial Consumer Automobile Receivables Trust
2.520% due 05/16/2025		3,516	3,496
5.740% due 09/16/2026		44,100	44,087
5.783% due 09/16/2026 •		18,000	18,015

GMACM Home Equity Loan Trust
7.000% due 09/25/2037 «~		9	8

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GoldenTree Loan Management EUR CLO DAC
4.605% due 01/20/2032 •	EUR	2,000	$2,076

GoldenTree Loan Opportunities Ltd.
6.741% due 10/29/2029 •		$901	901

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		8,328	6,222
4.000% due 04/20/2049		16,252	13,981

GPMT Ltd.
6.695% due 07/16/2035 •		16,554	16,300

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •		522	517

GSAA Home Equity Trust
3.863% due 03/25/2036 ~		4,121	1,746
5.574% due 03/25/2036 •		40	14
5.634% due 03/25/2037 •		517	146
5.674% due 04/25/2047 •		1,348	1,263
5.674% due 05/25/2047 •		2,776	1,611
5.774% due 09/25/2036 •		8,506	1,988
5.794% due 05/25/2036 •		13,455	3,290
5.794% due 07/25/2037 •		522	469
6.034% due 03/25/2037 •		1,850	723
6.034% due 05/25/2047 •		156	95
6.334% due 08/25/2037 •		652	631

GSAMP Trust
5.524% due 01/25/2037 •		2,694	1,551
5.554% due 12/25/2036 •		5,486	2,662
5.614% due 11/25/2035 •		358	35
5.914% due 06/25/2036 •		3,571	1,905
5.914% due 08/25/2036 •		1,472	1,140
5.974% due 04/25/2036 •		3,283	2,046
6.484% due 06/25/2034 •		453	423
6.754% due 12/25/2034 ^•		967	790
7.084% due 10/25/2034 «•		120	114
7.309% due 03/25/2034 ^•		2,053	1,669

Halseypoint CLO Ltd.
7.081% due 11/30/2032 •		5,700	5,702

Harvest CLO DAC
1.040% due 07/15/2031	EUR	3,300	3,216
4.303% due 10/15/2031 •		27,743	28,767
4.385% due 10/20/2031 •		34,960	36,289
4.423% due 07/15/2031 •		29,100	30,135
4.513% due 01/15/2032 •		11,400	11,812
4.608% due 06/26/2030 •		17,074	17,770

Hertz Vehicle Financing LLC
3.730% due 09/25/2026		$14,900	14,296
3.890% due 09/25/2028		31,800	29,411

HGI CRE CLO Ltd.
7.013% due 04/20/2037 •		28,800	28,768

Home Equity Asset Trust
6.034% due 11/25/2032 «•		154	130
6.529% due 05/25/2035 •		910	892

Home Equity Loan Trust
5.664% due 04/25/2037 •		3,587	3,441

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Mortgage Loan Asset-Backed Trust
4.604% due 10/25/2033 «•		$110	$107
5.554% due 04/25/2037 •		948	653
5.644% due 04/25/2037 •		3,049	2,098

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		8,800	8,794

HSI Asset Loan Obligation Trust
4.038% due 12/25/2036 •		92	29

HSI Asset Securitization Corp. Trust
5.534% due 10/25/2036 •		138	55
5.654% due 12/25/2036 •		493	132
5.774% due 12/25/2036 •		4,489	1,185
6.214% due 11/25/2035 •		2,369	2,146

Hyundai Auto Receivables Trust
5.770% due 05/15/2026		37,500	37,482
5.793% due 05/15/2026 •		18,000	18,000

ICG U.S. CLO Ltd.
6.687% due 07/22/2031 •		1,200	1,195

IMC Home Equity Loan Trust
5.690% due 07/25/2026 «~		5	5
7.310% due 11/20/2028 «		1	1
7.520% due 08/20/2028 «		2	2

Jamestown CLO Ltd.
6.673% due 07/14/2031 •		2,500	2,494
6.910% due 04/15/2033 •		12,400	12,346

JP Morgan Mortgage Acquisition Corp.
2.931% due 10/25/2035 ^•		1,945	1,890

JP Morgan Mortgage Acquisition Trust
3.971% due 07/25/2036 •		2,598	2,525
5.594% due 08/25/2036 «•		192	81
5.624% due 03/25/2047 •		3,247	3,206
5.654% due 08/25/2036 •		21	15
5.674% due 08/25/2036 •		745	729
5.694% due 03/25/2037 •		2,096	2,031
5.754% due 07/25/2036 ^•		5,258	1,408
6.337% due 08/25/2036 ^þ		1,601	907

Jubilee CLO DAC
4.263% due 04/15/2030 •	EUR	10,400	10,850
4.273% due 04/15/2030 •		2,150	2,244
4.313% due 04/15/2031 •		31,950	33,137

KKR CLO Ltd.
6.512% due 07/18/2030 •		$16,278	16,272
6.520% due 07/15/2030 •		49,813	49,601

KREF Ltd.
6.777% due 02/17/2039 •		62,200	61,542

Kubota Credit Owner Trust
5.610% due 07/15/2026		2,300	2,292

Laurelin DAC
4.425% due 10/20/2031 •	EUR	33,200	34,617

LCCM Trust
6.647% due 12/13/2038 •		$20,129	19,707
6.897% due 11/15/2038 •		37,941	37,625

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM LP
6.452% due 07/19/2027 •		$12,815	$12,809
6.588% due 07/20/2030 •		24,384	24,384
6.628% due 10/20/2027 •		94	94

LCM Ltd.
6.426% due 07/20/2030 •		9,427	9,448
6.640% due 04/15/2031 •		6,950	6,900
6.668% due 04/20/2031 •		18,750	18,665

Lehman ABS Mortgage Loan Trust
5.524% due 06/25/2037 •		4,671	2,962
5.634% due 06/25/2037 •		2,522	1,599

Lendmark Funding Trust
1.900% due 11/20/2031		750	649

LMREC LLC
6.488% due 04/22/2037 •		2,042	2,044

LoanCore Issuer Ltd.
6.747% due 07/15/2036 •		2,400	2,358
6.747% due 11/15/2038 •		80,900	78,505
6.863% due 01/17/2037 •		101,600	99,949

Long Beach Mortgage Loan Trust
5.754% due 12/25/2036 •		18,838	12,712
5.794% due 03/25/2046 •		1,746	1,389
5.954% due 08/25/2045 •		4,548	4,368
5.994% due 10/25/2034 •		11	10
6.484% due 06/25/2035 •		5,706	5,498
6.709% due 02/25/2035 •		2,945	2,848

Louisiana Local Government Environmental Facilities & Community Development Authority
4.275% due 02/01/2036		1,600	1,456
5.048% due 12/01/2034		3,300	3,215

Lument Finance Trust, Inc.
6.617% due 06/15/2039 •		86,800	85,384

M360 Ltd.
6.938% due 11/22/2038 •		35,125	34,516

Madison Park Euro Funding DAC
4.463% due 07/15/2032 •	EUR	14,500	15,057

Madison Park Funding Ltd.
6.320% due 04/15/2029 •		$1,606	1,599
6.583% due 04/25/2029 •		1,319	1,315
6.595% due 07/21/2030 •		8,177	8,164
6.733% due 04/25/2032 •		11,500	11,470

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •	EUR	12,942	13,600

Marble Point CLO Ltd.
6.610% due 10/15/2030 •		$40,477	40,411
6.752% due 12/18/2030 •		3,519	3,510

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •		541	540

MASTR Asset-Backed Securities Trust
5.484% due 01/25/2037 •		84	24
5.674% due 10/25/2036 •		4,990	4,311
5.734% due 08/25/2036 •		4,189	1,615

58	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.914% due 03/25/2036 •	$5,324	$3,225
5.971% due 11/25/2035 «þ	120	87
6.184% due 10/25/2035 ^•	6,941	6,340
6.219% due 02/25/2036 «þ	215	163
6.364% due 06/25/2035 •	4,216	4,229

Merrill Lynch First Franklin Mortgage Loan Trust
5.774% due 04/25/2037 •	2,256	871

Merrill Lynch Mortgage Investors Trust
5.554% due 11/25/2037 •	1,516	522
5.654% due 08/25/2037 •	7,526	3,837
5.674% due 02/25/2037 •	890	268
5.694% due 03/25/2037 •	27,398	24,265
5.734% due 08/25/2037 •	31,516	16,079
5.734% due 11/25/2037 •	10,802	3,723
5.754% due 03/25/2037 •	7,347	6,507
5.914% due 08/25/2037 •	1,576	805
5.954% due 04/25/2037 •	2,465	1,195
6.334% due 02/25/2047 •	14,748	8,556

MF1 LLC
7.477% due 06/19/2037 •	28,200	28,120
7.962% due 09/17/2037 •	27,600	27,669

MF1 Ltd.
6.525% due 10/16/2036 •	53,000	52,089
6.545% due 07/16/2036 •	6,940	6,840
6.677% due 02/19/2037 •	26,050	25,594
7.147% due 11/15/2035 •	35,335	35,241

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •	15,512	15,383

MidOcean Credit CLO
6.661% due 01/29/2030 •	26,070	26,099
6.691% due 02/20/2031 •	43,090	43,067

MKS CLO Ltd.
6.588% due 07/20/2030 •	11,499	11,486

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 12/25/2036 •	2,639	1,290
5.494% due 05/25/2037 •	846	707
5.524% due 01/25/2037 •	5,061	2,248
5.534% due 07/25/2036 •	132	48
5.534% due 11/25/2036 •	1,259	712
5.544% due 03/25/2037 •	5,878	2,518
5.574% due 11/25/2036 •	12,692	5,928
5.574% due 05/25/2037 •	3,614	2,666
5.584% due 10/25/2036 •	11,940	6,165
5.584% due 11/25/2036 •	13,930	7,877
5.584% due 12/25/2036 •	1,824	891
5.614% due 03/25/2037 •	22,646	9,702
5.634% due 02/25/2037 •	1,916	922
5.649% due 03/25/2037 •	8,775	3,496
5.664% due 10/25/2036 •	1,428	737
5.664% due 11/25/2036 •	12,537	7,089
5.684% due 12/25/2036 •	7,914	3,867
5.684% due 05/25/2037 •	1,516	1,267
5.694% due 02/25/2037 •	811	391
5.734% due 06/25/2036 •	6,003	3,129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.734% due 09/25/2036 •	$15,409	$5,507
5.754% due 09/25/2036 •	9,327	4,071
5.774% due 03/25/2037 •	2,921	1,251
5.794% due 02/25/2037 •	3,769	1,179
5.934% due 08/25/2036 •	13,776	7,027
6.169% due 07/25/2035 •	4,377	4,216
6.364% due 11/25/2034 •	1,705	1,656
6.434% due 03/25/2033 •	482	469

Morgan Stanley Dean Witter Capital, Inc. Trust
6.709% due 09/25/2032 «•	491	469
6.784% due 02/25/2033 •	370	368

Morgan Stanley Home Equity Loan Trust
5.534% due 12/25/2036 •	13,854	6,699
5.754% due 04/25/2036 •	4,362	3,126

Morgan Stanley IXIS Real Estate Capital Trust
5.484% due 11/25/2036 •	5	2
5.734% due 07/25/2036 •	8,127	3,319
5.894% due 07/25/2036 •	24,922	10,176

Morgan Stanley Mortgage Loan Trust
5.594% due 11/25/2036 •	3,302	970
5.674% due 04/25/2037 •	4,718	1,300
5.750% due 04/25/2037 ^~	578	273
5.894% due 02/25/2037 •	426	94
6.000% due 02/25/2037 ^~	355	194
6.077% due 10/25/2046 ^þ	2,434	573
6.154% due 04/25/2037 •	2,286	655
6.226% due 10/25/2036 ^þ	1,043	303
7.154% due 11/25/2036 ^•	1,668	607

Mosaic Solar Loan Trust
2.640% due 01/20/2053	19,667	16,323

Mountain View CLO LLC
6.610% due 01/16/2031 •	2,264	2,255

Navient Private Education Loan Trust
3.610% due 12/15/2059	3,585	3,463

Nelnet Student Loan Trust
6.029% due 03/25/2030 •	117	117
6.640% due 02/20/2041	8,426	8,386
7.514% due 02/20/2041 •	7,669	7,685

Neuberger Berman CLO Ltd.
6.628% due 04/20/2031 •	2,400	2,390

New Century Home Equity Loan Trust
6.109% due 03/25/2035 •	1,131	1,129
6.154% due 10/25/2035 •	1,036	996
6.214% due 03/25/2035 •	509	484
6.319% due 05/25/2034 •	655	635
8.434% due 01/25/2033 ^•	1,534	1,270

Newark BSL CLO Ltd.
6.719% due 12/21/2029 •	4,939	4,935

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.094% due 10/25/2036 ^•	20,721	4,629
6.234% due 02/25/2037 ^•	1,836	535
6.532% due 10/25/2036 ^þ	2,679	634

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NovaStar Mortgage Funding Trust
5.584% due 03/25/2037 •		$3,764	$1,262
5.614% due 03/25/2037 •		3,116	1,045
5.634% due 01/25/2037 •		3,637	1,290
5.734% due 06/25/2036 •		1,677	1,180
5.734% due 09/25/2036 •		13,309	5,800
5.774% due 11/25/2036 •		8,373	2,569
5.854% due 01/25/2037 •		16,362	5,804
5.934% due 10/25/2036 •		4,354	2,311
6.144% due 12/25/2033 «•		224	211
6.259% due 06/25/2034 •		18	17
7.309% due 03/25/2035 •		4,931	4,836

OAK Hill European Credit Partners DAC
4.435% due 01/20/2032 •	EUR	3,350	3,497

Oak Hill European Credit Partners DAC
4.445% due 10/20/2031 •		58,082	60,489

Oaktree CLO Ltd.
6.717% due 04/22/2030 •		$24,281	24,096

OCP CLO Ltd.
6.708% due 07/20/2029 •		6,039	6,030

OCP Euro CLO DAC
4.578% due 09/22/2034 •	EUR	34,700	36,205

Octagon Investment Partners Ltd.
6.588% due 03/17/2030 •		$17,866	17,842
6.613% due 01/25/2031 •		5,558	5,540
6.631% due 02/14/2031 •		18,690	18,615

Octagon Loan Funding Ltd.
6.821% due 11/18/2031 •		6,100	6,093

OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	985
6.073% due 06/16/2036 •		2,249	2,204

Option One Mortgage Loan Trust
5.534% due 01/25/2037 •		8,840	5,114
5.574% due 01/25/2037 •		19,899	11,511
5.574% due 02/25/2037 •		7,445	3,740
5.604% due 05/25/2037 •		3,488	1,896
5.614% due 04/25/2037 •		6,336	3,250
5.654% due 01/25/2037 •		7,482	4,328
5.654% due 04/25/2037 •		16,655	12,037
5.674% due 04/25/2037 •		2,560	1,467
5.684% due 03/25/2037 •		1,182	577
5.684% due 07/25/2037 •		2,576	1,626
5.764% due 04/25/2037 •		2,058	1,033
5.974% due 01/25/2036 •		6,600	5,929

Option One Mortgage Loan Trust Asset-Backed Certificates
6.124% due 11/25/2035 •		12,474	11,706
6.289% due 10/25/2032 •		1,477	1,488

Oscar U.S. Funding LLC
2.820% due 04/10/2029		5,000	4,639

OSD CLO Ltd.
6.440% due 04/17/2031 •		32,487	32,317

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ownit Mortgage Loan Trust
6.334% due 10/25/2036 ^•		$1,971	$1,839

OZLM Ltd.
6.550% due 10/17/2029 •		31,324	31,336
6.590% due 04/15/2031 •		2,819	2,814
6.663% due 05/16/2030 •		7,802	7,788
6.688% due 10/20/2031 •		9,009	8,994
6.738% due 01/20/2031 •		9,221	9,210
6.748% due 07/20/2032 •		46,400	45,781
6.881% due 10/30/2030 •		5,038	5,043

Palmer Square CLO Ltd.
6.570% due 10/17/2031 •		3,900	3,881
6.688% due 07/20/2030 •		11,096	11,099

Palmer Square European Loan Funding DAC
4.383% due 10/15/2031 •	EUR	11,745	12,231
4.393% due 07/15/2031 •		16,121	16,825
4.443% due 04/15/2031 •		29,217	30,568

Palmer Square Loan Funding Ltd.
6.388% due 07/20/2029 •		$66,614	66,348
6.441% due 05/20/2029 •		1,008	1,003

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
7.234% due 12/25/2034 •		13,859	13,523

People’s Choice Home Loan Securities Trust
6.114% due 12/25/2035 •		1,160	1,101
6.379% due 05/25/2035 ^•		3,722	3,361
6.784% due 01/25/2035 •		1,402	1,333

People’s Financial Realty Mortgage Securities Trust
5.574% due 09/25/2036 •		18,155	4,966

PFP Ltd.
6.446% due 08/09/2037 •		34,517	34,134
7.607% due 08/19/2035 •		8,700	8,735

Popular ABS Mortgage Pass-Through Trust
5.644% due 01/25/2037 •		3,537	3,384

RAAC Trust
5.704% due 05/25/2036 «•		9	9
6.034% due 06/25/2044 •		944	785
6.134% due 11/25/2046 •		6,122	5,696

Rad CLO Ltd.
6.727% due 07/24/2032 •		73,050	72,852

Ready Capital Mortgage Financing LLC
6.384% due 07/25/2036 •		3,676	3,622
6.965% due 01/25/2037 •		36,077	36,220
7.787% due 06/25/2037 •		15,586	15,667
7.872% due 10/25/2039 •		2,996	3,019

Renaissance Home Equity Loan Trust
3.925% due 08/25/2033 •		40	36
5.893% due 06/25/2037 ^þ		8,030	2,208
5.906% due 06/25/2037 þ		8,997	2,480
6.134% due 08/25/2032 «•		104	92
6.154% due 11/25/2034 •		240	208

Residential Asset Mortgage Products Trust
4.673% due 12/25/2034 «•		383	368

60	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.784% due 10/25/2036 •		$6,947	$6,502
6.004% due 01/25/2036 •		2,254	2,179
6.014% due 02/25/2036 «•		92	89
6.034% due 03/25/2036 •		6,166	5,919
6.074% due 01/25/2036 •		2,673	2,421

Residential Asset Securities Corp. Trust
5.674% due 10/25/2036 •		1,186	1,133
5.694% due 11/25/2036 •		4,276	3,904
5.724% due 06/25/2033 •		715	664
5.774% due 11/25/2036 •		1,609	1,496
5.869% due 06/25/2036 •		15,275	14,617
5.994% due 04/25/2036 •		1,074	1,046
6.049% due 03/25/2036 •		1,200	1,115
6.529% due 03/25/2035 •		2,803	2,724

Ripon Investments Financing Ltd.
1.851% due 02/12/2024 «(k)	GBP	1,263	1,572

Romark CLO Ltd.
6.637% due 10/23/2030 •		$38,818	38,683

Santander Drive Auto Receivables Trust
4.370% due 05/15/2025		1,179	1,178

Saranac CLO Ltd.
6.807% due 08/13/2031 •		40,200	40,092

Saxon Asset Securities Trust
5.774% due 10/25/2046 •		5,943	5,741

SBA Tower Trust
3.869% due 10/15/2049 þ		15,746	15,330

Sculptor CLO Ltd.
6.840% due 01/15/2031 •		7,839	7,847

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•		231	53
5.564% due 05/25/2037 ^•		422	319
5.754% due 07/25/2036 •		2,231	771
5.914% due 07/25/2036 •		2,869	991
5.934% due 03/25/2036 •		9,388	5,800
5.934% due 05/25/2036 •		9,832	5,197
6.394% due 01/25/2036 ^•		1,420	1,241

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	27,200	28,325

SG Mortgage Securities Trust
5.584% due 10/25/2036 •		$11,891	10,704

Shackleton CLO Ltd.
6.731% due 05/07/2031 •		1,093	1,088

Shelter Growth CRE Issuer Ltd.
7.623% due 06/17/2037 •		66,900	66,971

SLM Student Loan Trust
5.466% due 10/25/2029 •		1,081	1,080

SMB Private Education Loan Trust
3.940% due 02/16/2055		39,676	36,848
6.763% due 02/16/2055 •		16,468	16,363

SoFi Alternative Trust
4.655% due 05/16/2050 ~		66,050	62,979

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SoFi Professional Loan Program LLC
3.020% due 02/25/2040	$1,482	$1,404
6.734% due 02/25/2040 •	488	487

Sound Point CLO Ltd.
6.507% due 01/23/2029 •	22,161	22,154
6.520% due 04/15/2029 •	1,988	1,986
6.568% due 10/20/2030 •	20,153	20,091
6.593% due 07/25/2030 •	46,159	46,054
6.597% due 01/23/2029 •	1	1
6.638% due 10/20/2028 •	5,237	5,243
6.668% due 01/20/2032 •	7,467	7,422
6.708% due 01/21/2031 •	825	822
6.712% due 07/26/2031 •	6,450	6,409
6.722% due 04/18/2031 •	15,700	15,598
6.798% due 07/20/2032 •	27,200	26,827

Soundview Home Loan Trust
5.544% due 01/25/2037 •	2,643	1,879
5.594% due 01/25/2037 •	2,523	1,794
5.614% due 02/25/2037 •	7,948	2,247
5.614% due 08/25/2037 •	823	792
5.694% due 02/25/2037 •	10,256	2,911
5.994% due 05/25/2036 •	2,516	2,404

Specialty Underwriting & Residential Finance Trust
3.822% due 02/25/2037 þ	24,799	9,565
3.822% due 02/25/2037 ^þ	5,294	2,041
4.666% due 12/25/2036 •	1,526	1,429
5.634% due 11/25/2037 •	392	214
5.734% due 11/25/2037 •	5,109	2,778
5.784% due 03/25/2037 •	1,909	1,044
6.334% due 06/25/2036 •	12,556	11,690
6.409% due 12/25/2035 •	658	644

Starwood Commercial Mortgage Trust
6.645% due 04/18/2038 •	92,900	91,055

Starwood Mortgage Trust
6.663% due 11/15/2038 •	111,800	109,152

Stonepeak ABS
2.301% due 02/28/2033	345	313

Stratus CLO Ltd.
6.488% due 12/28/2029 •	7,843	7,820

Structured Asset Investment Loan Trust
5.584% due 09/25/2036 •	3,426	3,310
5.734% due 06/25/2036 •	443	423
6.034% due 01/25/2036 •	1,789	1,720
6.134% due 04/25/2033 «•	188	182
6.334% due 05/25/2035 •	6,194	6,001
6.364% due 09/25/2034 «•	164	154
6.364% due 01/25/2035 •	14,884	14,317
6.429% due 09/25/2034 «•	179	167
6.559% due 01/25/2035 •	3,957	3,177
6.634% due 12/25/2034 •	1,617	1,595
6.814% due 04/25/2033 «•	129	122
7.009% due 01/25/2035 •	4,313	3,076
7.159% due 01/25/2035 ^•	3,502	1,429

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp. Mortgage Loan Trust
4.380% due 12/25/2034 •		$811	$787
5.614% due 01/25/2037 •		2,389	1,392
5.664% due 01/25/2037 •		17,652	10,458
5.704% due 04/25/2036 •		6,718	6,426
5.884% due 05/25/2037 •		1,748	1,674
6.434% due 08/25/2037 •		2,240	2,207

Sunrun Demeter Issuer
2.270% due 01/30/2057		38,860	30,794

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		22,395	22,259

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		38,000	37,821

TCW CLO Ltd.
6.583% due 04/25/2031 •		34,176	34,097

Tesla Auto Lease Trust
5.860% due 08/20/2025		13,400	13,384

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		63,300	62,134
5.169% due 04/01/2041		34,500	33,001

Thompson Park CLO Ltd.
6.570% due 04/15/2034 •		5,905	5,863

TIAA CLO Ltd.
6.720% due 01/16/2031 •		2,760	2,758

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	22,400	23,280

Toro European CLO DAC
4.581% due 01/12/2032 •		11,100	11,551
4.591% due 02/15/2034 •		18,800	19,463

Towd Point HE Trust
0.918% due 02/25/2063 ~		$1,253	1,177

Toyota Auto Loan Extended Note Trust
4.930% due 06/25/2036		9,400	9,193

TPG Real Estate Finance Issuer Ltd.
6.647% due 03/15/2038 •		31,176	30,631
6.963% due 02/15/2039 •		50,600	49,461

Trestles CLO Ltd.
6.603% due 04/25/2032 •		3,850	3,834

Triaxx Prime CDO Ltd.
5.703% due 10/02/2039 •		16,257	108

Tricolor Auto Securitization Trust
6.480% due 08/17/2026		10,339	10,318

Trinitas Euro CLO DAC
4.635% due 10/20/2032 •	EUR	4,200	4,388

Venture CLO Ltd.
6.488% due 10/20/2028 •		$14,838	14,822
6.578% due 07/20/2030 •		44,635	44,430
6.616% due 09/07/2030 •		47,502	47,380
6.630% due 07/15/2031 •		10,300	10,287
6.638% due 07/20/2030 •		8,642	8,583

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.672% due 07/18/2031 •		$1,550	$1,538
6.680% due 08/28/2029 •		1,554	1,555
6.688% due 01/20/2029 •		36,675	36,661
6.718% due 04/20/2032 •		20,400	20,074
6.791% due 07/30/2032 •		65,100	64,456

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		14,640	14,625
6.628% due 09/15/2030 •		42,362	42,324
6.708% due 07/20/2032 •		39,025	38,762

VMC Finance LLC
6.545% due 06/16/2036 •		15,971	15,750
7.213% due 02/18/2039 •		49,300	48,317

Voya CLO Ltd.
6.520% due 04/17/2030 •		27,282	27,220
6.570% due 10/15/2030 •		23,082	23,026
6.780% due 10/15/2030 •		2,108	2,109

WaMu Asset-Backed Certificates WaMu Trust
5.584% due 01/25/2037 •		12,313	5,702
5.684% due 04/25/2037 •		9,923	3,763

Washington Mutual Asset-Backed Certificates Trust
4.014% due 10/25/2036 •		1,372	496

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •		8,935	8,929
6.478% due 07/20/2029 •		2,893	2,891

Wind River CLO Ltd.
6.650% due 07/15/2031 •		38,500	38,280
6.710% due 01/15/2031 •		5,843	5,831

Total Asset-Backed Securities (Cost $7,405,619)			7,044,260

SOVEREIGN ISSUES 2.4%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (g)	BRL	2,077,100	401,726
0.000% due 04/01/2024 (g)		355,200	66,964

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030		$1,600	1,437

Israel Government International Bond
3.800% due 05/13/2060		47,500	31,782

Ivory Coast Government International Bond
5.875% due 10/17/2031	EUR	20,800	18,206

Korea Housing Finance Corp.
0.750% due 10/30/2023		32,600	34,382

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	929,492	44,760
4.000% due 11/30/2028 (h)		54,245	2,922
5.000% due 04/27/2051		$26,100	20,146

62	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New South Wales Treasury Corp.
2.750% due 11/20/2025 (h)	AUD	1,531	$1,004

Paraguay Government International Bond
4.950% due 04/28/2031		$8,000	7,423

Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,361
5.940% due 02/12/2029		53,941	13,852
6.350% due 08/12/2028		324,100	85,768
8.200% due 08/12/2026		82,500	22,917

Poland Government International Bond
4.000% due 01/22/2024		$15	15

Province of Alberta
2.050% due 08/17/2026		6,000	5,515

Province of Ontario
1.550% due 11/01/2029	CAD	11,600	7,158

Provincia de Buenos Aires
105.742% due 04/12/2025	ARS	440,953	506

Qatar Government International Bond
4.400% due 04/16/2050		$46,200	37,804
5.103% due 04/23/2048		600	544

Romania Government International Bond
2.000% due 01/28/2032 (m)	EUR	33,500	25,586
2.000% due 04/14/2033		5,190	3,787
3.000% due 02/27/2027		$5,240	4,772
3.624% due 05/26/2030	EUR	25,050	22,841

Saudi Government International Bond
4.750% due 01/18/2028		$34,700	33,939
4.875% due 07/18/2033		12,100	11,522

Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	13,592
2.050% due 09/23/2036		15,500	9,731
3.125% due 05/15/2027		19,600	18,762

South Africa Government International Bond
10.500% due 12/21/2026	ZAR	5,965,100	324,298

Total Sovereign Issues (Cost $1,463,070)			1,275,022

		SHARES
COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.0%

Desarrolladora Homex SAB de CV (e)		775,108	1

Urbi Desarrollos Urbanos SAB de CV (e)		9,250	3

			4

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.1%

Drillco Holding Lux SA «(e)	1,161,090	$30,479

Drillco Holding Lux SA «(e)(k)	195,636	5,135

		35,614

Total Common Stocks (Cost $42,329)		35,618

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

CaixaBank SA
6.750% due 06/13/2024 •(i)(j)	400,000	420

Charles Schwab Corp.
4.000% due 12/01/2030 •(i)	2,400,000	1,695

CoBank ACB
4.250% due 01/01/2027 •(i)	5,200,000	4,140

Discover Financial Services
6.125% due 06/23/2025 •(i)	19,900,000	19,216

Farm Credit Bank of Texas
5.700% due 09/15/2025 •(i)	13,900,000	13,031

Wells Fargo & Co.
3.900% due 03/15/2026 •(i)	5,200,000	4,541

		43,043

FINANCIALS 0.0%

Encina Private Credit LLC «	3,411	0

Total Preferred Securities (Cost $47,045)		43,043

REAL ESTATE INVESTMENT TRUSTS 0.0%

REAL ESTATE 0.0%

CBL & Associates Properties, Inc.	26,809	562

Total Real Estate Investment Trusts (Cost $372)		562

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.1%

COMMERCIAL PAPER 1.8%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023	$2,700	2,698
5.550% due 10/04/2023	3,750	3,747

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	63

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 10/06/2023	$17,350	$17,332
5.550% due 10/30/2023 (c)	6,150	6,120

Ameren Corp.
5.500% due 10/06/2023	550	549
5.500% due 10/11/2023	3,300	3,294
5.550% due 10/10/2023	9,000	8,985

American Electric Power Co., Inc.
5.510% due 10/04/2023	2,100	2,098
5.580% due 10/23/2023	2,050	2,042

AT&T, Inc.
5.700% due 03/19/2024	149,050	144,955

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023	33,750	33,663
5.520% due 10/30/2023	31,000	30,852

Crown Castle, Inc.
6.000% due 11/02/2023	21,750	21,630
6.020% due 10/17/2023	36,300	36,195
6.020% due 10/18/2023	4,800	4,785
6.050% due 10/03/2023	10,832	10,825
6.050% due 10/05/2023	10,568	10,558

Diageo Capital PLC
5.500% due 10/16/2023	2,350	2,344
5.550% due 11/07/2023	10,350	10,288

Dominion Resources, Inc.
5.550% due 10/23/2023	3,850	3,836
5.570% due 10/30/2023	6,600	6,569

Electricite de France SA
5.510% due 10/23/2023	15,500	15,441
5.510% due 10/27/2023	29,850	29,718

Enbridge (U.S.) Inc.
5.550% due 10/02/2023	1,005	1,004
5.560% due 10/03/2023	6,300	6,296
5.560% due 10/20/2023	16,400	16,346

Enel Finance America LLC
5.550% due 10/31/2023	8,975	8,931

Entergy Corp.
5.520% due 10/05/2023	2,400	2,398
5.520% due 10/06/2023	10,150	10,139
5.550% due 10/05/2023	7,350	7,343

Equifax, Inc.
5.550% due 10/11/2023	1,500	1,497

Fidelity National Information services, Inc.
5.530% due 10/12/2023	5,550	5,539
5.550% due 10/16/2023	11,772	11,742
5.550% due 10/19/2023	13,928	13,886

Haleon UK Capital PLC
5.550% due 11/02/2023 (c)	7,100	7,062
5.550% due 11/03/2023 (c)	8,800	8,752

Humana, Inc.
5.580% due 10/16/2023	10,100	10,073
5.580% due 10/17/2023	20,050	19,994
5.580% due 10/25/2023	14,450	14,391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intercontinental Exchange,Inc.
5.560% due 10/16/2023	$1,600	$1,596
5.560% due 10/25/2023	9,000	8,963
5.560% due 10/26/2023	1,150	1,145

L3Harris Technologies, Inc.
5.620% due 10/10/2023	27,892	27,846
5.630% due 10/10/2023	5,450	5,441

LSEGA Financing PLC
5.520% due 10/16/2023	4,500	4,488
5.520% due 10/18/2023	4,550	4,537
5.520% due 10/20/2023	4,150	4,136

Marriott International, Inc.
5.540% due 10/20/2023	9,400	9,369

Microchip Technology, Inc.
5.600% due 11/07/2023	20,200	20,076

NextEra Energy Capital Holdings, Inc.
5.520% due 10/17/2023	14,550	14,510
5.520% due 10/18/2023	13,900	13,860
5.520% due 10/19/2023	8,900	8,873

Oracle Corp.
5.500% due 10/23/2023	6,350	6,327
5.510% due 10/23/2023	53,350	53,156
5.510% due 10/27/2023	22,050	21,956
5.520% due 10/26/2023	26,600	26,491
5.530% due 10/30/2023 (c)	11,500	11,446
5.530% due 11/08/2023	13,700	13,616

RTX Corp.
5.480% due 10/04/2023	13,002	12,992
5.500% due 10/02/2023	11,598	11,593
5.500% due 10/04/2023	5,862	5,858

Southern California Edison
5.500% due 10/05/2023	8,300	8,292
5.550% due 10/13/2023 (c)	31,550	31,480

Thomson Reuters Corp.
5.520% due 10/25/2023	1,950	1,942

VW Credit, Inc.
5.570% due 10/17/2023	16,950	16,904

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	4,500	4,498
6.050% due 10/03/2023	59,600	59,561

		964,869

REPURCHASE AGREEMENTS (l) 0.4%
		230,729

SHORT-TERM NOTES 0.2%

American Honda Finance Corp.
5.937% (SOFRINDX + 0.620%) due 06/07/2024 ~	74,400	74,468

64	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GM Financial Consumer Automobile Receivables Trust
5.560% due 07/16/2024		$19,871	$19,872

Hyundai Auto Receivables Trust
5.581% due 07/15/2024		29,477	29,480

			123,820

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (f)(g)(h)	ARS	460,807	630

JAPAN TREASURY BILLS 0.5%
(0.115)% due 10/30/2023 (f)(g)	JPY	38,780,000	259,542

U.S. TREASURY BILLS 0.2%
5.413% due 10/05/2023 - 12/28/2023 (c)(f)(g)(o)(q)		$116,739	116,062

Total Short-Term Instruments (Cost $1,715,526)			1,695,652

Total Investments in Securities (Cost $73,740,127)			66,264,400

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 6.0%

SHORT-TERM INSTRUMENTS 6.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%

PIMCO Short Asset Portfolio	222,371,853	$2,151,892

PIMCO Short-Term Floating NAV Portfolio III	103,727,911	1,008,339

Total Short-Term Instruments (Cost $3,225,713)		3,160,231

Total Investments in Affiliates (Cost $3,225,713)		3,160,231

Total Investments 131.9% (Cost $76,965,840)		$69,424,631

Financial Derivative Instruments (n)(p) 0.2% (Cost or Premiums, net $112,741)		123,489

Other Assets and Liabilities, net (32.1)%		(16,891,554)

Net Assets 100.0%		$52,656,566

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	When-issued security.

(d)	Security is not accruing income as of the date of this report.

(e)	Security did not produce income within the last twelve months.

(f)	Coupon represents a weighted average yield to maturity.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	65

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

(g)	Zero coupon security.

(h)	Principal amount of security is adjusted for inflation.

(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(j)	Contingent convertible security.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
BAMLL Commercial Mortgage Securities Trust 8.439% due 10/15/2027	09/21/2023	$209,927	$210,200	0.40%
Citigroup, Inc. 2.014% due 01/25/2026	01/18/2022	4,000	3,778	0.01
Citigroup, Inc. 2.572% due 06/03/2031	05/26/2020	38,100	30,396	0.06
Citigroup, Inc. 6.019% due 01/25/2026	01/18/2022	4,700	4,683	0.01
Deutsche Bank AG 2.129% due 11/24/2026	11/17/2020	22,800	20,626	0.04
Deutsche Bank AG 3.035% due 05/28/2032	07/21/2021	613	460	0.00
Deutsche Bank AG 3.729% due 01/14/2032	02/01/2021	798	596	0.00
Drillco Holding Lux SA	06/08/2023	3,913	5,135	0.01
GHH Holdings Ltd. 6.779% due 12/04/2024	10/10/2018	64,971	58,903	0.11
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	15,000	16,089	0.03
Ripon Investments Financing Ltd. 1.851% due 02/12/2024	01/11/2023	1,533	1,572	0.00

		$366,355	$352,438	0.67%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023		$118,892	U.S. Treasury Notes 0.250% due 09/30/2025	$(121,270)	$118,892	$118,909
JPS	5.310	09/14/2023	TBD	(2)	111,493	U.S. Treasury Bonds 1.375% due 11/15/2040	(108,106)	111,493	111,789
	5.320	09/27/2023	10/04/2023		344	U.S. Treasury Notes 4.000% due 06/30/2028	(344)	344	344

Total Repurchase Agreements							$(229,720)	$230,729	$231,042

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements
BPS	3.500%	09/28/2023	TBD	(4)	EUR	(3,977)	$(4,206)
	4.500	09/28/2023	TBD	(4)		$(398)	(398)
JML	4.750	09/22/2023	TBD	(4)		(352)	(353)
MBC	3.400	09/15/2023	TBD	(4)	EUR	(359)	(380)
	4.600	08/02/2023	TBD	(4)		$(3,361)	(3,387)

Total Reverse Repurchase Agreements							$(8,724)

66	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2053	$53,799	$(44,607)	$(42,709)
Uniform Mortgage-Backed Security, TBA	2.500	11/01/2053	79,700	(65,357)	(63,371)

Total U.S. Government Agencies				(109,964)	(106,080)

U.S. Treasury Obligations 0.0%
U.S. Treasury Notes	4.000	06/30/2028	350	(350)	(344)

Total Short Sales (0.2)%				$(110,314)	$(106,424)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(5)	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(6)
Global/Master Repurchase Agreement
BPS	$0	$(4,604)	$0	$0	$(4,604)	$4,520	$(84)
FICC	118,909	0	0	0	118,909	(121,270)	(2,361)
JML	0	(353)	0	0	(353)	346	(7)
JPS	112,133	0	0	0	112,133	(114,467)	(2,334)
MBC	0	(3,767)	0	0	(3,767)	3,646	(121)

Master Securities Forward Transaction Agreement
MAX	0	0	0	(344)	(344)	0	(344)

Total Borrowings and Other Financing Transactions	$231,042	$(8,724)	$0	$(344)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(4,138)	$(4,138)
Sovereign Issues	0	0	0	(4,586)	(4,586)

Total Borrowings	$0	$0	$0	$(8,724)	$(8,724)

Payable for reverse repurchase agreements					$(8,724)

(m)	Securities with an aggregate market value of $8,512 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(2,863) at a weighted average interest rate of 4.156%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $(4) of accrued interest.
(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(n) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$95.625	12/15/2023	3,000	$7,500	$3,455	$8,152

Total Purchased Options					$3,455	$8,152

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	693	$693	$(248)	$(334)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	693	693	(216)	(145)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	94.750	12/15/2023	3,000	7,500	(1,195)	(1,767)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	95.188	12/15/2023	3,000	7,500	(2,095)	(4,925)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	214	535	(214)	(1,046)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	244	610	(376)	(1,345)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	1,066	2,665	(865)	(7)

Total Written Options					$(5,209)	$(9,569)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	16,024	$3,787,673	$(84,781)	$195	$(2,230)
3-Month SOFR Active Contract June Futures	09/2024	23,428	5,553,315	(1,496)	586	0
U.S. Treasury 2-Year Note December Futures	12/2023	12,050	2,442,667	(6,971)	1,224	0
U.S. Treasury 5-Year Note December Futures	12/2023	29,227	3,079,338	(26,191)	4,567	0
U.S. Treasury 10-Year Note December Futures	12/2023	588	63,541	(846)	119	(3,411)

				$(120,285)	$6,691	$(5,641)

68	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2024	23,428	$(5,569,421)	$2,854	$0	$(1,171)
30-Day Fed Fund October Futures	10/2023	4,034	(1,591,414)	(468)	0	(50)
Euro-Bund December Futures	12/2023	14,074	(1,914,129)	44,763	23,064	(23,064)
Japan Government 10-Year Bond December Futures	12/2023	1,191	(1,155,296)	8,873	3,044	0
U.S. Treasury 10-Year Note December Futures	12/2023	16,792	(1,814,586)	33,125	0	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	23,661	(2,639,680)	70,185	469	(5,266)

				$159,332	$26,577	$(29,551)

Total Futures Contracts				$39,047	$33,268	$(35,192)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.733%		$2,300	$444	$(234)	$210	$0	$0
AES Corp.	5.000	Quarterly	06/20/2028	1.530		1,100	154	5	159	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2023	0.510		2,500	32	(28)	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.748		10,600	(402)	449	47	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.799		5,000	61	(38)	23	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		7,900	120	(88)	32	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.982		1,700	3	(1)	2	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		75,100	(382)	265	(117)	0	(10)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.533	EUR	22,600	27	6	33	3	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372		$10,300	(60)	78	18	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634		17,200	(91)	283	192	0	(2)
Boeing Co.	1.000	Quarterly	06/20/2027	0.688		8,200	(477)	566	89	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2027	0.729		44,900	(2,000)	2,475	475	8	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.789	EUR	7,500	(34)	102	68	6	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919		18,600	(48)	124	76	3	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.022		3,200	(55)	52	(3)	2	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.468		$3,300	(42)	80	38	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2024	1.007		12,900	503	129	632	10	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	1.177		4,400	197	86	283	1	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		41,100	(1,891)	1,978	87	2	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.215		50,400	(221)	521	300	2	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268		25,600	61	171	232	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		26,100	169	229	398	0	(5)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		2,900	34	14	48	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		7,100	1,374	(570)	804	20	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		6,963	882	57	939	34	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.614		1,900	(21)	43	22	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.598	EUR	16,200	44	11	55	2	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2024	0.732		6,300	(35)	59	24	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.912		89,600	(14,030)	14,201	171	0	(53)
Tesco PLC	1.000	Quarterly	12/20/2027	0.720		7,850	(3)	97	94	10	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Verizon Communications, Inc.	1.000%	Quarterly	06/20/2026	0.813%		$3,300	$75	$(58)	$17	$1	$0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844		9,300	212	(166)	46	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.952		3,700	(60)	68	8	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		42,050	48	(68)	(20)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		8,500	(21)	(4)	(25)	3	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331	EUR	3,400	(36)	(13)	(49)	1	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.488		$6,800	49	57	106	1	0

							$(15,420)	$20,938	$5,518	$116	$(72)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$12,200	$59	$107	$166	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	70,600	905	(36)	869	0	(13)
iTraxx Asia Ex-Japan 39 5-Year Index	1.000	Quarterly	12/20/2028	14,900	(173)	1	(172)	15	0

					$791	$72	$863	$15	$(13)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/11/2052	GBP	19,400	$0	$13,239	$13,239	$199	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	9,626	11,258	169	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		1,200	(60)	36	(24)	19	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	96,888,000	2,442	(8,583)	(6,141)	0	(707)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		9,685,000	(193)	4,895	4,702	409	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		1,890,000	1	869	870	83	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.705	Semi-Annual	10/31/2038		6,560,000	409	3,228	3,637	288	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		5,690,000	11	2,731	2,742	251	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		10,731,600	37	5,640	5,677	475	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		78,983,900	21,083	56,696	77,779	4,114	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.662	Annual	04/19/2042		3,903,000	0	3,160	3,160	205	0

70	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800%	Annual	06/15/2052	JPY	39,300,000	$921	$44,597	$45,518	$2,876	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024		$2,648,800	(7,417)	(11,594)	(19,011)	80	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024		737,500	0	(5,060)	(5,060)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		2,489,200	43,272	23,225	66,497	0	(345)
Receive	1-Day USD-SOFR Compounded-OIS	4.600	Annual	07/17/2025		366,750	(39)	3,603	3,564	0	(90)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/20/2025		1,552,000	34,045	9,929	43,974	0	(350)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		354,300	2,726	981	3,707	0	(173)
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027		81,400	(148)	(9,170)	(9,318)	53	0
Pay	1-Day USD-SOFR Compounded-OIS	1.635	Annual	04/18/2027		406,000	(1,289)	(43,598)	(44,887)	290	0
Pay	1-Day USD-SOFR Compounded-OIS	1.690	Annual	04/19/2027		406,000	(1,355)	(42,672)	(44,027)	293	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027		307,500	(1,062)	(31,146)	(32,208)	224	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		1,205,900	(4,582)	(102,847)	(107,429)	991	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		195,800	(1,008)	(10,781)	(11,789)	190	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		16,290	(35)	(497)	(532)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		113,400	(399)	(6,078)	(6,477)	175	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		92,900	(320)	(5,728)	(6,048)	141	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		43,200	(120)	(2,196)	(2,316)	67	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		24,300	(77)	(690)	(767)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		47,350	(182)	(3,389)	(3,571)	82	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		64,600	(220)	(5,314)	(5,534)	110	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		16,100	(57)	(1,122)	(1,179)	28	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		574,100	0	20,375	20,375	0	(302)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033		147,700	(674)	(11,536)	(12,210)	233	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033		56,900	(183)	(2,849)	(3,032)	92	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		36,000	(131)	(1,524)	(1,655)	58	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		37,700	(150)	(1,563)	(1,713)	61	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		98,600	(385)	(3,835)	(4,220)	158	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		54,000	(203)	(1,919)	(2,122)	87	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		101,600	(358)	(2,813)	(3,171)	165	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		146,900	(524)	(3,394)	(3,918)	238	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		112,300	(459)	(534)	(993)	186	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	71

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155%	Annual	10/02/2033		$56,700	$(219)	$(313)	$(532)	$99	$0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		85,700	(332)	(366)	(698)	0	(698)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	25,839	25,839	0	(377)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		1,184,200	240,835	241,715	482,550	0	(3,913)
Pay(5)	3-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	11,400	(35)	(66)	(101)	0	(35)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	1,221,200	(5,074)	2,424	(2,650)	0	(187)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027		668,600	(9,294)	(8,604)	(17,898)	0	(1,106)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	46	(1,160)	(1,114)	0	(126)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	296,500	(3,069)	(821)	(3,890)	18	(836)
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	3,742,800	(6,643)	(87,625)	(94,268)	0	(946)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		64,200	(223)	(2,121)	(2,344)	0	(17)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		63,800	(313)	(6,737)	(7,050)	6	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(16,425)	(17,260)	15	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(22,493)	(24,108)	23	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		251,800	(916)	(23,927)	(24,843)	37	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,957)	(7,243)	(13,200)	20	0
Pay	6-Month EUR-EURIBOR	0.750	Annual	06/15/2032		2,500	(237)	(302)	(539)	0	(1)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		91,300	(2,040)	(3,079)	(5,119)	0	(35)
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		99,700	(382)	(289)	(671)	0	(671)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		1,493,400	(26,682)	(17,185)	(43,867)	1,923	(620)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		326,500	15,171	3,509	18,680	0	(2,380)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	3,799,600	(43,026)	(13,589)	(56,615)	2,110	0
Pay	CAONREPO Index	4.820	Semi-Annual	07/13/2025		330,500	0	(1,054)	(1,054)	215	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025		812,500	51	(3,436)	(3,385)	524	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025		2,425,600	(37,948)	(4,126)	(42,074)	1,520	0
Pay(5)	CAONREPO Index	3.750	Semi-Annual	12/20/2025		500,000	(6,276)	(1,569)	(7,845)	416	0

							$189,936	$(66,645)	$123,291	$20,099	$(13,915)

Total Swap Agreements							$175,307	$(45,635)	$129,672	$20,230	$(14,000)

72	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$8,152	$33,455	$20,230	$61,837	$(9,569)	$(35,192)	$(14,000)	$(58,761)

(o)

Securities with an aggregate market value of $548,979 and cash of $55,699 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $187 for closed futures is outstanding at period end.

(p) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	$	230	AUD	356	$0	$(1)
	03/2024	CNH	460,810	$	63,933	201	0
BOA	10/2023	BRL	336,762		67,814	817	0
	10/2023	CAD	830,929		610,460	0	(1,304)
	10/2023	DKK	6,581		932	0	(1)
	10/2023	$	209	AUD	323	0	(2)
	10/2023		67,250	BRL	336,762	0	(254)
	10/2023		948	DKK	6,477	0	(30)
	10/2023		2,075	GBP	1,655	0	(55)
	10/2023		6,650	IDR	102,918,060	0	(4)
	10/2023		329	MYR	1,537	0	(1)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	73

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023	$	143,997	THB	5,137,825	$0	$(2,696)
	11/2023		67,814	BRL	338,241	0	(815)
	11/2023		445	CLP	383,244	0	(15)
	11/2023		932	DKK	6,570	1	0
	11/2023	ZAR	752,574	$	39,328	0	(246)
	12/2023	KRW	31,912,813		24,022	330	0
	12/2023	TWD	843,636		26,673	374	0
	12/2023	$	99,273	INR	8,263,405	0	(212)
	03/2024	CNH	648,581	$	89,547	81	(236)
	03/2024	$	5,691	IDR	87,826,660	0	(30)
BPS	10/2023	BRL	26,551	$	5,325	43	0
	10/2023	EUR	7,488		8,136	219	0
	10/2023	IDR	1,535,958		100	1	0
	10/2023	KRW	7,026,261		5,300	102	0
	10/2023	TWD	198,472		6,200	32	0
	10/2023	$	5,350	BRL	26,551	0	(68)
	10/2023		7,469	CAD	10,155	7	0
	10/2023		1,031	DKK	7,056	0	(31)
	10/2023		17,178	EUR	16,225	21	(45)
	10/2023		1,355,703	GBP	1,114,608	4,246	(16)
	10/2023		4,000	IDR	61,304,998	0	(40)
	10/2023		600	KRW	797,899	0	(10)
	10/2023		1,644	NZD	2,757	9	0
	10/2023		3,781	SEK	41,046	0	(24)
	10/2023		697	ZAR	12,942	0	(15)
	10/2023	ZAR	1,980,536	$	102,766	0	(1,685)
	11/2023	GBP	1,110,644		1,351,082	0	(4,265)
	11/2023	KRW	19,569,251		14,500	8	0
	11/2023	TWD	140,011		4,445	84	0
	11/2023	$	7,286	EUR	6,866	0	(18)
	12/2023	KRW	47,465,036	$	35,787	550	0
	12/2023	SGD	169,160		124,460	276	0
	12/2023	TWD	1,456,865		46,093	677	0
	12/2023	$	14	KRW	18,539	0	0
	03/2024	CNH	448,851	$	62,366	288	0
	03/2024	$	37,020	IDR	568,039,754	0	(404)
	03/2024		22,252	TWD	700,413	0	(237)
BRC	10/2023	CAD	28,264	$	20,943	134	0
	10/2023	NZD	5,947		3,521	0	(43)
	10/2023	SEK	40,895		3,736	0	(7)
	10/2023	$	14,789	MXN	262,059	216	0
	11/2023	CAD	28,233	$	21,027	232	0
	11/2023	$	3,736	SEK	40,845	7	0
BSH	10/2023	BRL	336,800	$	63,198	0	(3,806)
	10/2023	$	67,258	BRL	336,800	0	(254)
	01/2024	BRL	1,068,234	$	214,330	4,166	0
CBK	10/2023		28,750		5,733	13	0
	10/2023	MXN	49,215		2,827	9	0
	10/2023	$	5,881	BRL	28,750	0	(161)
	10/2023		14,380	CLP	11,745,688	0	(1,176)
	10/2023		7,823	EUR	7,236	0	(173)
	10/2023		3,555	GBP	2,871	0	(52)
	10/2023		19,565	THB	699,211	0	(336)
	11/2023	CLP	50,562,308	$	58,941	2,183	0
	11/2023	PEN	501,307		134,847	2,757	0
	11/2023	$	1,593	DKK	11,195	0	(4)
	11/2023		36,048	MXN	612,824	0	(1,055)
	12/2023	KRW	8,750,950	$	6,638	141	0
	12/2023	TWD	1,203,965		38,104	572	0

74	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	12/2023	$	3,805	BRL	19,250	$0	$(6)
	12/2023		1,788	MXN	31,096	0	(25)
	12/2023		22,093	TWD	700,912	0	(243)
	03/2024		61,681	IDR	950,978,827	0	(381)
DUB	10/2023	JPY	13,324,317	$	89,617	456	0
	10/2023	$	280	AUD	431	0	(3)
	10/2023		632	CZK	14,507	0	(3)
	10/2023		92,933	THB	3,304,393	0	(2,054)
	10/2023	ZAR	99	$	5	0	0
	11/2023	$	89,617	JPY	13,261,128	0	(453)
	12/2023	KRW	28,566,226	$	21,541	334	0
	12/2023	$	43,089	CLP	38,564,979	51	0
	12/2023		603	ILS	2,293	1	0
	03/2024	CNH	308,678	$	42,837	146	0
	03/2024	$	15,799	IDR	243,166,644	0	(124)
FAR	10/2023	BRL	46,451	$	9,552	311	0
	10/2023	$	9,276	BRL	46,451	0	(35)
	11/2023		9,552		46,654	0	(311)
GLM	10/2023	BRL	336,800	$	67,258	254	0
	10/2023	CAD	107,973		80,407	913	0
	10/2023	MXN	32,559		1,870	6	0
	10/2023	$	68,531	BRL	336,800	0	(1,526)
	10/2023		827	MXN	14,258	0	(9)
	10/2023		119	MYR	557	0	0
	10/2023		12,602	ZAR	240,694	113	(21)
	10/2023	ZAR	92,463	$	4,788	0	(88)
	11/2023	BRL	1,222		244	2	0
	11/2023	TWD	842,302		26,673	434	0
	11/2023	$	50,011	MXN	847,310	0	(1,639)
	12/2023	SGD	2,204	$	1,623	5	0
	12/2023	$	163,729	MXN	2,840,376	0	(2,703)
	01/2024	BRL	508,003	$	100,270	325	0
	03/2024	CNH	200,704		27,817	58	0
	03/2024	IDR	266,195		17	0	0
	03/2024	$	60,835	IDR	937,012,630	0	(435)
	04/2024	BRL	355,200	$	70,770	1,570	0
IND	11/2023	TWD	368		12	0	0
JPM	10/2023	DKK	6,950		983	0	(3)
	11/2023	$	983	DKK	6,939	3	0
	11/2023		779	MXN	13,463	0	(11)
	11/2023	ZAR	146,181	$	7,636	0	(51)
	12/2023	KRW	7,146,026		5,417	111	0
	12/2023	SGD	105,452		77,723	309	0
	12/2023	TWD	6,804,199		215,289	3,176	0
	12/2023	$	211,599	INR	17,634,716	121	(316)
	01/2024	BRL	501,105	$	100,135	1,548	0
	03/2024	$	56,419	IDR	871,057,804	0	(270)
MBC	10/2023	DKK	1,617,772	$	244,835	15,508	0
	10/2023	EUR	80,461		86,125	1,058	0
	10/2023	JPY	38,780,000		280,617	19,995	0
	10/2023	THB	88		2	0	0
	10/2023	$	705,938	CAD	954,562	0	(3,150)
	10/2023		17,743	EUR	16,597	0	(195)
	10/2023		13,276	JPY	1,942,700	0	(276)
	10/2023	ZAR	50,900	$	2,602	0	(83)
	11/2023	CAD	954,178		705,938	3,141	0
	11/2023	$	6,962	JPY	1,033,600	0	(13)
	11/2023	ZAR	884,003	$	46,049	0	(444)
	12/2023	$	889	ILS	3,384	2	0
	01/2024		566	HUF	207,773	0	(11)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	75

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MYI	10/2023	AUD	833,501	$	534,607	$0	$(1,292)
	10/2023	$	121,487	AUD	188,271	0	(438)
	10/2023		12,360	GBP	10,105	11	(42)
	10/2023		431	MYR	2,010	0	(1)
	10/2023	ZAR	4,185	$	218	0	(3)
	11/2023	TWD	402,798		12,701	153	0
	11/2023	$	535,168	AUD	833,501	1,262	0
	11/2023		22,810	BRL	114,508	0	(128)
	11/2023		37,127	EUR	34,993	0	(85)
	11/2023	ZAR	448,722	$	23,593	12	(17)
	12/2023	KRW	103,834,030		78,214	1,129	0
	12/2023	TWD	757,835		24,114	490	0
	03/2024	CNH	439,734		60,976	158	0
	03/2024	IDR	1,222,842,420		79,448	622	0
	03/2024	$	35,545	IDR	546,719,725	0	(303)
NGF	10/2023	JPY	48,753,820	$	327,977	1,734	0
	11/2023	$	327,977	JPY	48,522,924	0	(1,721)
	12/2023		123,764	INR	10,212,894	0	(1,332)
	03/2024		24,496	TWD	769,894	0	(297)
RBC	10/2023	EUR	2,542,732	$	2,766,184	77,880	0
	11/2023	$	19,697	MXN	334,009	0	(625)
RYL	10/2023	CAD	25,823	$	19,207	195	0
SCX	10/2023	BRL	360,423		71,975	271	0
	10/2023	$	75,445	BRL	360,423	0	(3,741)
	10/2023		264,078	JPY	38,274,380	0	(7,959)
	10/2023		459	MYR	2,139	0	(1)
	10/2023		12,818	NZD	21,517	79	0
	11/2023	NZD	21,517	$	12,818	0	(79)
	03/2024	CNH	431,713		59,633	0	(75)
TOR	10/2023	JPY	8,111,219		54,401	123	0
	10/2023	$	207,652	JPY	30,359,328	0	(4,498)
	11/2023		57,004		8,458,631	0	(130)
	03/2024	CNH	208,787	$	28,918	42	0
UAG	10/2023	AUD	293,616		188,443	0	(338)
	10/2023	GBP	1,129,239		1,429,591	51,806	0
	10/2023	NZD	39,856		23,705	0	(183)
	10/2023	$	602,561	AUD	937,736	1,085	(729)
	10/2023		2,724,742	EUR	2,590,623	14,194	0
	10/2023		12,793	NZD	21,529	110	0
	11/2023	EUR	2,590,623	$	2,728,100	0	(14,216)
	11/2023	NZD	21,529		12,793	0	(110)
	11/2023	$	188,640	AUD	293,616	327	0
	11/2023		14	SEK	150	0	0

Total Forward Foreign Currency Contracts						$220,431	$(73,052)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC GBP versus USD	$1.200	09/26/2024	139,500	$4,602	$4,286

76	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2024	136,700	$3,275	$5,591
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	01/29/2024	2,000,000	4,000	4,415

							$7,275	$10,006

Total Purchased Options							$11,877	$14,292

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Put - OTC GBP versus USD	$1.100	09/26/2024	279,000	$(2,859)	$(2,594)

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CBK	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	09/09/2024	100,000	$(1,710)	$(10)
JPM	Cap - OTC CPURNSA	237.900	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	08/22/2024	200,000	(990)	0
	Cap - OTC CPURNSA	238.343	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	09/08/2024	100,000	(475)	0

						$(3,175)	$(10)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	75,200	$(233)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.250	12/08/2023	220,000	(860)	(2,299)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.500	12/08/2023	220,000	(680)	(1,791)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100	03/04/2024	1,139,400	(3,290)	(3,406)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	35,700	(78)	(13)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	35,700	(78)	(113)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	38,100	(129)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	38,100	(129)	(416)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	26,800	(95)	(24)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	77

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255%	10/19/2023	26,800	$(95)	$(251)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	22,900	(79)	(44)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	22,900	(79)	(125)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	25,200	(103)	(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	25,200	(103)	(140)
BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	56,700	(145)	(12)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	56,700	(145)	(188)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	57,600	(123)	(122)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	57,600	(123)	(159)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	34,200	(128)	(113)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	34,200	(128)	(197)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	60,100	(124)	(97)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	60,100	(124)	(141)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	50,600	(181)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	50,600	(181)	(488)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	70,800	(545)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	70,800	(545)	(1,515)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	25,100	(194)	(10)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	25,100	(194)	(540)
	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	01/29/2024	2,000,000	(6,720)	(2,103)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	29,800	(103)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	29,800	(103)	(574)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	93,000	(602)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	93,000	(602)	(2,139)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	65,100	(457)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	65,100	(457)	(1,420)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	22,100	(154)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	22,100	(154)	(471)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	92,100	(639)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	92,100	(639)	(1,933)

78	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973%	10/25/2023	85,900	$(591)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	85,900	(591)	(2,013)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	18,600	(135)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	18,600	(135)	(411)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	81,300	(540)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	81,300	(540)	(1,926)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	17,000	(62)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	121,100	(422)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	11,100	(35)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,300	(26)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,300	(26)	(74)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	71,400	(539)	(29)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	71,400	(539)	(1,573)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	59,200	(153)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	59,200	(153)	(139)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	58,700	(114)	(41)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	58,700	(114)	(145)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	38,700	(133)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	38,700	(133)	(745)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	47,400	(187)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	47,400	(187)	(571)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	47,800	(164)	(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	47,800	(164)	(506)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	24,100	(101)	(87)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	24,100	(101)	(126)
JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	62,800	(177)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	62,800	(151)	(166)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	29,300	(107)	(78)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	29,300	(107)	(147)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	25,900	(108)	(94)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Description	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450%	10/30/2023	25,900	$(108)	$(135)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	22,200	(122)	(51)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	22,200	(122)	(257)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	16,200	(92)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	16,200	(92)	(529)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	17,300	(92)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	17,300	(92)	(471)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	16,400	(86)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	16,400	(86)	(478)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	29,700	(104)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	29,700	(104)	(572)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	24,700	(87)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	24,700	(87)	(257)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	39,000	(253)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	39,000	(253)	(887)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	30,800	(195)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	30,800	(195)	(748)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	70,800	(545)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	70,800	(545)	(1,518)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	70,800	(540)	(30)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	70,800	(540)	(1,486)

							$(30,416)	$(37,355)

Total Written Options							$(36,450)	$(39,959)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	0.675%	$11,500	$(281)	$427	$146	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	90,600	(4,512)	1,893	0	(2,619)

80	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BPS	Chile Government International Bond	1.000%	Quarterly	12/20/2027	0.557%	$21,600	$(619)	$993	$374	$0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	25,000	(1,199)	625	0	(574)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	5,000	(446)	283	0	(163)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671	2,200	6	13	19	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	1.002	500	(16)	16	0	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.557	46,900	(1,519)	2,330	811	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	43,700	(2,009)	1,444	0	(565)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	8,500	(413)	167	0	(246)
CBK	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.121	10,000	23	43	66	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451	37,700	(1,873)	1,386	0	(487)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	9,400	(338)	122	0	(216)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	53,100	(2,713)	1,178	0	(1,535)
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	9,100	(406)	143	0	(263)
GST	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.121	65,000	200	231	431	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.557	30,200	(875)	1,397	522	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	44,310	(1,711)	695	0	(1,016)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	20,976	(1,870)	1,187	0	(683)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	2,000	(21)	(2)	0	(23)
	Ohio State General Obligation Bonds, Series 2007	1.000	Quarterly	09/20/2024	0.083	10,000	102	(11)	91	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.863	127,400	(5,478)	5,645	167	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	20,000	(961)	383	0	(578)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	81

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
JPM	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.696%	4,900	$(189)	$77	$0	$(112)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674	800	(40)	41	1	0
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	06/20/2024	0.121	10,000	15	51	66	0
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.557	38,500	(1,146)	1,812	666	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696	17,300	(622)	225	0	(397)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883	18,974	(1,692)	1,074	0	(618)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756	2,000	6	9	15	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	700	(2)	5	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145	1,300	(25)	17	0	(8)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260	5,700	(60)	(6)	0	(66)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004	424,700	(20,209)	7,930	0	(12,279)

							$(50,893)	$31,823	$3,378	$(22,448)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046		$5,578	$(1,533)	$1,309	$0	$(224)
GST	iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027	EUR	100,000	16,187	785	16,972	0

							$14,654	$2,094	$16,972	$(224)

82	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Pay	iBoxx USD Investment Grade Corporate Bond ETF	2,500,000	4.330% (1-Month USD-LIBOR less a specified spread)	Monthly	04/24/2024	$255,050	$0	$1,023	$1,023	$0

Total Swap Agreements								$(36,239)	$34,940	$21,373	$(22,672)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
AZD	$201	$0	$0	$201	$(1)	$0	$0	$(1)	$200	$(180)	$20
BOA	1,603	5,591	146	7,340	(5,901)	(7,496)	(2,619)	(16,016)	(8,676)	13,967	5,291
BPS	6,563	0	393	6,956	(6,858)	(1,225)	(737)	(8,820)	(1,864)	910	(954)
BRC	589	0	811	1,400	(50)	(791)	(1,035)	(1,876)	(476)	1,125	649
BSH	4,166	0	0	4,166	(4,060)	0	0	(4,060)	106	(1,460)	(1,354)
CBK	5,675	0	1,089	6,764	(3,612)	(736)	(2,238)	(6,586)	178	(8,609)	(8,431)
DUB	988	0	0	988	(2,637)	(1,545)	(263)	(4,445)	(3,457)	4,114	657
FAR	311	4,415	0	4,726	(346)	(3,227)	0	(3,573)	1,153	(1,454)	(301)
GLM	3,680	4,286	0	7,966	(6,421)	(16,980)	0	(23,401)	(15,435)	18,273	2,838
GST	0	0	18,183	18,183	0	0	(2,300)	(2,300)	15,883	(15,590)	293
JPM	5,268	0	1	5,269	(651)	(2,412)	(112)	(3,175)	2,094	(1,078)	1,016
MBC	39,704	0	0	39,704	(4,172)	0	0	(4,172)	35,532	(35,940)	(408)
MYC	0	0	750	750	0	(848)	(13,368)	(14,216)	(13,466)	14,594	1,128
MYI	3,837	0	0	3,837	(2,309)	0	0	(2,309)	1,528	(1,370)	158
NGF	1,734	0	0	1,734	(3,350)	(4,699)	0	(8,049)	(6,315)	4,488	(1,827)
RBC	77,880	0	0	77,880	(625)	0	0	(625)	77,255	(79,024)	(1,769)
RYL	195	0	0	195	0	0	0	0	195	0	195
SCX	350	0	0	350	(11,855)	0	0	(11,855)	(11,505)	11,809	304
TOR	165	0	0	165	(4,628)	0	0	(4,628)	(4,463)	4,293	(170)
UAG	67,522	0	0	67,522	(15,576)	0	0	(15,576)	51,946	(52,210)	(264)

Total Over the Counter	$220,431	$14,292	$21,373	$256,096	$(73,052)	$(39,959)	$(22,672)	$(135,683)

(q)

Securities with an aggregate market value of $73,574 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$8,152	$8,152
Futures	0	0	0	0	33,455	33,455
Swap Agreements	0	131	0	0	20,099	20,230

	$0	$131	$0	$0	$61,706	$61,837

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$220,431	$0	$220,431
Purchased Options	0	0	0	4,286	10,006	14,292
Swap Agreements	0	20,350	1,023	0	0	21,373

	$0	$20,350	$1,023	$224,717	$10,006	$256,096

	$0	$20,481	$1,023	$224,717	$71,712	$317,933

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$9,569	$9,569
Futures	0	0	0	0	35,192	35,192
Swap Agreements	0	85	0	0	13,915	14,000

	$0	$85	$0	$0	$58,676	$58,761

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73,052	$0	$73,052
Written Options	0	0	0	2,594	37,365	39,959
Swap Agreements	0	22,672	0	0	0	22,672

	$0	$22,672	$0	$75,646	$37,365	$135,683

	$0	$22,757	$0	$75,646	$96,041	$194,444

84	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$11,454	$11,454
Futures	0	0	0	0	38,539	38,539
Swap Agreements	0	32,560	0	0	(7,922)	24,638

	$0	$32,560	$0	$0	$42,071	$74,631

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(86,492)	$0	$(86,492)
Purchased Options	0	0	0	0	(12,774)	(12,774)
Written Options	0	0	0	0	61,466	61,466
Swap Agreements	0	9,224	20,256	0	0	29,480

	$0	$9,224	$20,256	$(86,492)	$48,692	$(8,320)

	$0	$41,784	$20,256	$(86,492)	$90,763	$66,311

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$0	$0	$0	$0	$4,131	$4,131
Written Options	0	0	0	0	27,844	27,844
Futures	0	0	0	0	33,429	33,429
Swap Agreements	0	(11,104)	0	0	82,612	71,508

	$0	$(11,104)	$0	$0	$148,016	$136,912

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$248,118	$0	$248,118
Purchased Options	0	0	0	(316)	(27)	(343)
Written Options	0	(621)	0	266	(10,590)	(10,945)
Swap Agreements	0	12,607	(47)	0	0	12,560

	$0	$11,986	$(47)	$248,068	$(10,617)	$249,390

	$0	$882	$(47)	$248,068	$137,399	$386,302

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$74,834	$301,421	$376,255
Corporate Bonds & Notes
Banking & Finance	0	7,286,516	16,089	7,302,605
Industrials	9,200	3,312,559	0	3,321,759
Utilities	0	1,527,349	0	1,527,349
Municipal Bonds & Notes
California	0	27,178	0	27,178
Connecticut	0	170	0	170
Georgia	0	52,776	0	52,776
New York	0	68,898	0	68,898
Ohio	0	3,117	0	3,117

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	85

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Rhode Island	$0	$168	$0	$168
Texas	0	12,714	0	12,714
West Virginia	0	17,614	0	17,614
U.S. Government Agencies	0	26,566,389	1	26,566,390
U.S. Treasury Obligations	0	8,211,573	0	8,211,573
Non-Agency Mortgage-Backed Securities	22,900	8,408,645	250,132	8,681,677
Asset-Backed Securities	0	6,978,237	66,023	7,044,260
Sovereign Issues	0	1,275,022	0	1,275,022
Common Stocks
Consumer Discretionary	4	0	0	4
Industrials	0	0	35,614	35,614
Preferred Securities
Banking & Finance	0	43,043	0	43,043
Real Estate Investment Trusts
Real Estate	562	0	0	562
Short-Term Instruments
Commercial Paper	0	964,869	0	964,869
Repurchase Agreements	0	230,729	0	230,729
Short-Term Notes	0	123,820	0	123,820
Argentina Treasury Bills	0	630	0	630
Japan Treasury Bills	0	259,542	0	259,542
U.S. Treasury Bills	0	116,062	0	116,062

	$32,666	$65,562,454	$669,280	$66,264,400

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,160,231	$0	$0	$3,160,231

Total Investments	$3,192,897	$65,562,454	$669,280	$69,424,631

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(106,080)	0	(106,080)
U.S. Treasury Obligations	0	(344)	0	(344)

	$0	$(106,424)	$0	$(106,424)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26,108	35,542	0	61,650
Over the counter	0	256,096	0	256,096

	$26,108	$291,638	$0	$317,746

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(23,064)	(35,697)	0	(58,761)
Over the counter	0	(135,459)	(224)	(135,683)

	$(23,064)	$(171,156)	$(224)	$(194,444)

Total Financial Derivative Instruments	$3,044	$120,482	$(224)	$123,302

Totals	$3,195,941	$65,576,512	$669,056	$69,441,509

86	PIMCO TOTAL RETURN FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(2)
Investments in Securities, at Value
Loan Participations and Assignments	$370,344	$7,826	$(30,246)	$9	$(279)	$(35,911)	$0	$(10,322)	$301,421	$(36,386)
Corporate Bonds & Notes
Banking & Finance	16,800	0	0	0	0	(711)	0	0	16,089	(711)
U.S. Government Agencies	5	0	(4)	0	0	0	0	0	1	0
Non-Agency Mortgage-Backed Securities	9,583	222,061	0	0	0	54	18,434	0	250,132	54
Asset-Backed Securities	68,053	0	(956)	0	(30)	(5,594)	4,550	0	66,023	(5,684)
Common Stocks
Industrials	0	27,134	0	0	0	8,480	0	0	35,614	8,480

	$464,785	$257,021	$(31,206)	$9	$(309)	$(33,682)	$22,984	$(10,322)	$669,280	$(34,247)

Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$0	$0	$0	$0	$(224)	$0	$(224)	$0

Totals	$464,785	$257,021	$(31,206)	$9	$(309)	$(33,682)	$22,760	$(10,322)	$669,056	$(34,247)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$222,829	Discounted Cash Flow	Discount Rate	5.310-18.188	11.883
	78,592	Indicative Market Quotation	Broker Quote	88.000	—
Corporate Bonds & Notes
Banking & Finance	16,089	Discounted Cash Flow	Discount Rate	7.062	—
U.S. Government Agencies	1	Reference Instrument	Price	100.000	—
Non-Agency Mortgage-Backed Securities	9,478	Discounted Cash Flow	Discount Rate	15.000	—
	18,432	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
	222,222	Proxy Pricing	Base Price	85.460-100.000	97.921
Asset-Backed Securities	4,549	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
	1,572	Proxy Pricing	Base Price	100.000	—
	59,902	Discounted Cash Flow	Discount Rate	6.946	—
Common Stocks
Industrials	35,614	Indicative Market Quotation	Broker Quote	$ 26.250	—

Financial Derivative Instruments - Liabilities
Over the counter	(224)	Indicative Market Quotation	Broker Quote	96.000	—

Total	$669,056

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	87

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO Total Return Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established Delaware limited liability company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods

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Notes to Financial Statements (Cont.)

of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have

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on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

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Notes to Financial Statements (Cont.)

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion

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of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

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Notes to Financial Statements (Cont.)

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3).Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

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(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments.

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Notes to Financial Statements (Cont.)

Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference

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instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Common stock equivalent valuation estimates fair value by applying an equity adjustment based on observable comparable companies’ equity value variances. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each

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Notes to Financial Statements (Cont.)

affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$2,080,021	$54,565	$0	$0	$17,306	$2,151,892	$54,566	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$1,056,345	$2,066,928	$(2,114,800)	$1,020	$(1,154)	$1,008,339	$13,028	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

98	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2023

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	99

Notes to Financial Statements (Cont.)

guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Consolidated Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Consolidated Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

100	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2023

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so to the extent the Fund invests in REITs, the Fund will bear its proportionate share of the costs of the REITs’ operations.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2023, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which

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Notes to Financial Statements (Cont.)

are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can

102	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2023

be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Short Sales Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	103

Notes to Financial Statements (Cont.)

Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

104	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2023

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Consolidated Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	105

Notes to Financial Statements (Cont.)

exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect the Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on

106	PIMCO TOTAL RETURN FUND

(Unaudited)

September 30, 2023

the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	107

Notes to Financial Statements (Cont.)

agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They

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serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a

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Notes to Financial Statements (Cont.)

fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed

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income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests

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Notes to Financial Statements (Cont.)

exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

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(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a

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Notes to Financial Statements (Cont.)

material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities

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as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting.

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Notes to Financial Statements (Cont.)

The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R

0.25%	0.21%	0.31%	0.41%(1)	0.21%	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

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The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%,

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Notes to Financial Statements (Cont.)

the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $35,746.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer

118	PIMCO TOTAL RETURN FUND

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September 30, 2023

mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$153,651,404	$144,345,553	$2,374,841	$3,341,749

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023
	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	491,371	$4,159,125	1,120,996	$9,938,718

I-2	104,010	880,489	285,040	2,535,984

I-3	3,630	30,642	11,887	104,992

Administrative Class	12,317	104,203	21,269	187,316

Class A	33,573	285,043	85,242	754,809

Class C	1,302	11,053	3,743	32,668

Class R	4,468	38,091	8,053	71,502

Issued as reinvestment of distributions

Institutional Class	98,180	830,312	224,655	1,944,172

I-2	9,080	76,750	18,579	160,713

I-3	330	2,785	545	4,705

Administrative Class	2,125	17,989	5,831	50,496

Class A	9,895	83,703	23,839	206,129

Class C	231	1,955	609	5,250

Class R	824	6,971	2,013	17,398

Cost of shares redeemed

Institutional Class	(600,666)	(5,089,621)	(1,590,779)	(13,991,100)

I-2	(63,622)	(538,981)	(270,338)	(2,372,293)

I-3	(1,559)	(13,236)	(6,188)	(54,695)

Administrative Class	(33,943)	(288,001)	(66,999)	(592,523)

Class A	(71,625)	(607,601)	(178,856)	(1,580,473)

Class C	(3,184)	(26,989)	(9,671)	(85,421)

Class R	(6,580)	(55,811)	(19,361)	(169,128)

Net increase (decrease) resulting from Fund share transactions	(9,843)	$(91,129)	(329,891)	$(2,830,781)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	119

Notes to Financial Statements (Cont.)

14. BASIS FOR CONSOLIDATION

MLM 700, LLC, a Delaware limited liability company (the “Subsidiary”), was formed on May 7, 2018, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and its Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the MLM 700, LLC as of period end represented 0.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

120	PIMCO TOTAL RETURN FUND

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September 30, 2023

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$3,386,723	$1,518,319

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$77,098,066	$1,156,543	$(8,648,687)	$(7,492,144)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	121

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JML	JP Morgan Securities Plc
BOA	Bank of America N.A.	JPM	JP Morgan Chase Bank N.A.
BPS	BNP Paribas S.A.	JPS	J.P. Morgan Securities LLC
BRC	Barclays Bank PLC	MAX	MarketAxess Corporation
BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC
CDC	Natixis Securities Americas LLC	MYI	Morgan Stanley & Co. International PLC
DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada
FICC	Fixed Income Clearing Corporation	RYL	NatWest Markets Plc
GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London
GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	INR	Indian Rupee
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CLP	Chilean Peso	MYR	Malaysian Ringgit
CNH	Chinese Renminbi (Offshore)	NZD	New Zealand Dollar
CZK	Czech Koruna	PEN	Peruvian New Sol
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	USD (or $)	United States Dollar
ILS	Israeli Shekel	ZAR	South African Rand

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
BBSW3M	3 Month Bank Bill Swap Rate	LIBOR03M	3 Month USD-LIBOR
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	PRIME	Daily US Prime Rate
CIBO03M	Denmark Interbank 3-month Offered Rate	SOFR	Secured Overnight Financing Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFRINDX	Secured Overnight Financing Rate Index
EUR001M	1 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	TSFR3M	Term SOFR 3-Month

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts

122	PIMCO TOTAL RETURN FUND

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
ALT	Alternate Loan Trust	OIS	Overnight Index Swap
BABs	Build America Bonds	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	RMBS	Residential Mortgage-Backed Security
BBSW	Bank Bill Swap Reference Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	TBD	To-Be-Determined
DAC	Designated Activity Company	TBD%	Interest rate to be determined when loan settles or at the time of funding
EURIBOR	Euro Interbank Offered Rate

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	123

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and

124	PIMCO TOTAL RETURN FUND

(Unaudited)

services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under

126	PIMCO TOTAL RETURN FUND

(Unaudited)

what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	127

Approval of Investment Advisory Contract and Other Agreements (Cont.)

for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have

128	PIMCO TOTAL RETURN FUND

(Unaudited)

other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee

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Approval of Investment Advisory Contract and Other Agreements (Cont.)

was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for

130	PIMCO TOTAL RETURN FUND

(Unaudited)

fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	131

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

132	PIMCO TOTAL RETURN FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4016SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO TRENDS Managed Futures Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”).

The Fund is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The Fund may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Fund and issuers in which it invests. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund

4	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Fund and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

On the Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A and Class C, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Class C shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. The Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that the Fund, even if the Fund has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) the Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Fund or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Diversification Status

PIMCO TRENDS Managed Futures Strategy Fund	12/31/13	12/31/13	12/31/13	04/27/18	12/31/13	05/26/23	Diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

6	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with the Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with the Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Fund) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Fund will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO TRENDS Managed Futures Strategy Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	Fund Inception (12/31/13)
PIMCO TRENDS Managed Futures Strategy Fund Institutional Class	3.62%	(12.26)%	8.19%	5.28%
PIMCO TRENDS Managed Futures Strategy Fund I-2	3.64%	(12.34)%	8.07%	5.15%
PIMCO TRENDS Managed Futures Strategy Fund I-3	3.53%	(12.42)%	8.04%	5.14%
PIMCO TRENDS Managed Futures Strategy Fund Class A	3.48%	(12.57)%	7.78%	4.88%
PIMCO TRENDS Managed Futures Strategy Fund Class A (adjusted)	(2.19)%	(17.39)%	6.56%	4.28%
PIMCO TRENDS Managed Futures Strategy Fund Class C	3.06%	(13.24)%	6.92%	3.94%
PIMCO TRENDS Managed Futures Strategy Fund Class C (adjusted)	2.06%	(14.03)%	6.92%	3.94%
ICE BofA SOFR Overnight Rate Index**	2.62%	4.74%	—	—
3 Month USD LIBOR	2.70%	4.88%	1.99%	1.43%
Lipper Alternative Managed Futures Funds Average	4.39%	(2.68)%	5.30%	3.72%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (underlying PIMCO Fund expenses), were 2.08% for Institutional Class shares, 2.18% for I-2 shares, 2.28% for I-3 shares, 2.48% for Class A shares, and 3.23% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

8	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Institutional Class - PQTIX	I-2 - PQTPX	I-3 - PQTNX
Class A - PQTAX	Class C - PQTCX

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	71.0%
Commodities	17.2%
Corporate Bonds & Notes	5.3%
Asset-Backed Securities	4.5%
Other	2.0%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO TRENDS Managed Futures Strategy Fund seeks positive, risk-adjusted returns, consistent with prudent investment management, by pursuing a quantitative trading strategy intended to capture the persistence of price trends (up and/or down) observed in global financial markets and commodities. The Fund’s investment strategy represents a composite of financial and commodity derivatives designed to provide exposure to global financial market and commodity price trends. Within the strategy’s allocations, contracts are positioned either long or short based on various characteristics related to their prices. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Short exposure to interest rate duration in the U.S. and Canada contributed to performance, as interest rate levels increased.

»	Short exposure to Chinese yuan and the new Taiwan dollar and long exposure to the Mexican peso against the U.S. dollar contributed to performance, as the Chinese yuan and new Taiwan dollar weakened, and the Mexican peso strengthened versus the U.S. dollar.

»	Positioning across agricultural commodities and precious metals, notably corn, soymeal and silver, detracted from performance, as these commodities experienced reversals and prices declined.

»	Dynamic long and short exposure to China, Brazil and Singapore detracted from performance, as these markets experienced multiple trend reversals.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
Institutional Class	$1,000.00	$1,036.20	$13.50	$1,000.00	$1,011.67	$13.34	2.66%
I-2	1,000.00	1,036.40	14.01	1,000.00	1,011.17	13.84	2.76
I-3	1,000.00	1,035.30	14.01	1,000.00	1,011.17	13.84	2.76
Class A	1,000.00	1,034.80	15.52	1,000.00	1,009.67	15.33	3.06
Class C(a)	1,000.00	1,030.60	13.32	1,000.00	1,004.01	13.14	3.83

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Beginning Account Value is reflective as of 05/26/23 for Actual expense. Expenses paid in the Actual expense section are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 125/365 for Class C of the PIMCO TRENDS Managed Futures Strategy Fund (to reflect the period since the inception date of 05/26/23). Hypothetical expenses reflect an amount as if the class had been operational for the entire fiscal half year.

10	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

Benchmark Description

Index*	Benchmark Description

3 Month USD LIBOR	The 3 Month USD LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market.

ICE BofA SOFR Overnight Rate Index	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that days fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO TRENDS Managed Futures Strategy Fund (Consolidated)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

Institutional Class

04/01/2023 - 09/30/2023+	$10.50	$0.08	$0.30	$0.38	$0.00	$0.00	$0.00

03/31/2023	12.48	0.08	(0.50)	(0.42)	(1.42)	(0.14)	(1.56)

03/31/2022	10.61	(0.13)	2.38	2.25	(0.25)	(0.13)	(0.38)

03/31/2021	10.61	(0.09)	0.59	0.50	(0.44)	(0.06)	(0.50)

03/31/2020	9.87	0.09	0.88	0.97	(0.23)	0.00	(0.23)

03/31/2019	9.53	0.13	0.28	0.41	(0.07)	0.00	(0.07)

I-2

04/01/2023 - 09/30/2023+	10.45	0.07	0.31	0.38	0.00	0.00	0.00

03/31/2023	12.44	0.06	(0.50)	(0.44)	(1.41)	(0.14)	(1.55)

03/31/2022	10.58	(0.14)	2.37	2.23	(0.24)	(0.13)	(0.37)

03/31/2021	10.59	(0.11)	0.59	0.48	(0.43)	(0.06)	(0.49)

03/31/2020	9.86	0.07	0.88	0.95	(0.22)	0.00	(0.22)

03/31/2019	9.51	0.12	0.29	0.41	(0.06)	0.00	(0.06)

I-3

04/01/2023 - 09/30/2023+	10.47	0.07	0.31	0.38	0.00	0.00	0.00

03/31/2023	12.46	0.05	(0.49)	(0.44)	(1.41)	(0.14)	(1.55)

03/31/2022	10.60	(0.16)	2.39	2.23	(0.24)	(0.13)	(0.37)

03/31/2021	10.60	(0.10)	0.58	0.48	(0.42)	(0.06)	(0.48)

03/31/2020	9.87	0.08	0.86	0.94	(0.21)	0.00	(0.21)

04/27/2018-03/31/2019	9.40	0.12	0.41	0.53	(0.06)	0.00	(0.06)

Class A

04/01/2023 - 09/30/2023+	10.34	0.06	0.30	0.36	0.00	0.00	0.00

03/31/2023	12.33	0.01	(0.48)	(0.47)	(1.38)	(0.14)	(1.52)

03/31/2022	10.49	(0.18)	2.36	2.18	(0.21)	(0.13)	(0.34)

03/31/2021	10.50	(0.12)	0.57	0.45	(0.40)	(0.06)	(0.46)

03/31/2020	9.78	0.06	0.85	0.91	(0.19)	0.00	(0.19)

03/31/2019	9.44	0.09	0.28	0.37	(0.03)	0.00	(0.03)

Class C

05/26/2023 - 09/30/2023+	11.13	0.02	(0.31)	(0.29)	0.00	0.00	0.00

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

12	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)	Portfolio Turnover Rate

$10.88	3.62%	$2,779,785	2.66	%*	2.84	%*	1.41	%*	1.59	%*	1.49%*	259%

10.50	(4.25)	3,088,384	1.90		2.08		1.41		1.59		0.64	433

12.48	21.48	2,211,453	1.46		1.70		1.40		1.64		(1.15)	35

10.61	5.00	888,307	1.40		1.65		1.37		1.62		(0.86)	48

10.61	9.96	617,532	1.37		1.69		1.28		1.60		0.94	18

9.87	4.27	494,751	1.26		1.62		1.22		1.58		1.33	30

10.83	3.64	597,848	2.76	*	2.94	*	1.51	*	1.69	*	1.39 *	259

10.45	(4.42)	722,203	2.00		2.18		1.51		1.69		0.51	433

12.44	21.37	395,122	1.56		1.80		1.50		1.74		(1.24)	35

10.58	4.85	103,899	1.50		1.75		1.47		1.72		(1.05)	48

10.59	9.83	26,567	1.47		1.79		1.38		1.70		0.71	18

9.86	4.29	2,615	1.36		1.72		1.32		1.68		1.22	30

10.85	3.63	40,874	2.76	*(e)	2.99	*(e)	1.56	*(e)	1.79	*(e)	1.35 *	259

10.47	(4.46)	72,830	2.05		2.28		1.56		1.79		0.38	433

12.46	21.27	67,409	1.61		1.90		1.55		1.84		(1.35)	35

10.60	4.87	13,869	1.55		1.85		1.52		1.82		(1.01)	48

10.60	9.74	8,468	1.52		1.89		1.43		1.80		0.80	18

9.87	5.63	7,900	1.41	*	1.82	*	1.37	*	1.78	*	1.36 *	30

10.70	3.48	86,828	3.06	*	3.24	*	1.81	*	1.99	*	1.09 *	259

10.34	(4.68)	101,476	2.30		2.48		1.81		1.99		0.11	433

12.33	21.04	84,948	1.86		2.10		1.80		2.04		(1.56)	35

10.49	4.56	30,969	1.80		2.05		1.77		2.02		(1.15)	48

10.50	9.51	53,242	1.77		2.09		1.68		2.00		0.59	18

9.78	3.93	52,416	1.66		2.02		1.62		1.98		0.92	30

10.84	(2.61)	23	3.83	*(e)	4.01	*(e)	2.64	*(e)	2.82	*(e)	0.44 *	259

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Consolidated Statement of Assets and Liabilities PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$2,874,476
Investments in Affiliates	820,418

Financial Derivative Instruments
Exchange-traded or centrally cleared	87,149
Over the counter	110,372
Deposits with counterparty	414,090
Foreign currency, at value	48,658
Receivable for investments sold	59
Receivable for TBA investments sold	573,066
Receivable for Fund shares sold	1,440
Interest and/or dividends receivable	5,440
Dividends receivable from Affiliates	3,762
Reimbursement receivable from PIMCO	581

Total Assets	4,939,511

Liabilities:

Borrowings & Other Financing Transactions
Payable for short sales	$425,454

Financial Derivative Instruments
Exchange-traded or centrally cleared	81,943
Over the counter	30,623
Payable for investments purchased	638,939
Payable for investments in Affiliates purchased	3,762
Payable for TBA investments purchased	145,121
Deposits from counterparty	97,081
Payable for Fund shares redeemed	5,959
Overdraft due to custodian	432
Accrued investment advisory fees	3,838
Accrued supervisory and administrative fees	983
Accrued servicing fees	18

Total Liabilities	1,434,153

Net Assets	$3,505,358

Net Assets Consist of:

Paid in capital	$3,715,679
Distributable earnings (accumulated loss)	(210,321)

Net Assets	$3,505,358

Cost of investments in securities	$2,856,973
Cost of investments in Affiliates	$830,216
Cost of foreign currency held	$48,634
Proceeds received on short sales	$429,123
Cost or premiums of financial derivative instruments, net	$111,857

* Includes repurchase agreements of:	$854,806

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

September 30, 2023 (Unaudited)

Net Assets:

Institutional Class	$2,779,785
I-2	597,848
I-3	40,874
Class A	86,828
Class C	23

Shares Issued and Outstanding:

Institutional Class	255,441
I-2	55,207
I-3	3,767
Class A	8,116
Class C	2

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.88
I-2	10.83
I-3	10.85
Class A	10.70
Class C	10.84

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Consolidated Statement of Operations PIMCO TRENDS Managed Futures Strategy Fund

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$56,651
Dividends from Investments in Affiliates	20,930
Total Income	77,581

Expenses:

Investment advisory fees	23,979
Supervisory and administrative fees	6,159
Distribution and/or servicing fees - Class A	119
Trustee fees	12
Interest expense	23,440
Miscellaneous expense	95
Total Expenses	53,804
Waiver and/or Reimbursement by PIMCO	(3,544)
Net Expenses	50,260

Net Investment Income (Loss)	27,321

Net Realized Gain (Loss):

Investments in securities	(49,752)
Investments in Affiliates	(4)
Exchange-traded or centrally cleared financial derivative instruments	(102,420)
Over the counter financial derivative instruments	27,127
Foreign currency	(14,341)

Net Realized Gain (Loss)	(139,390)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(44,606)
Investments in Affiliates	6,597
Exchange-traded or centrally cleared financial derivative instruments	221,098
Over the counter financial derivative instruments	62,976
Foreign currency assets and liabilities	13,640

Net Change in Unrealized Appreciation (Depreciation)	259,705

Net Increase (Decrease) in Net Assets Resulting from Operations	$147,636

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Consolidated Statements of Changes in Net Assets PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$27,321	$24,647
Net realized gain (loss)	(139,390)	(176,083)
Net change in unrealized appreciation (depreciation)	259,705	(160,688)

Net Increase (Decrease) in Net Assets Resulting from Operations	147,636	(312,124)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	0	(414,349)
I-2	0	(101,114)
I-3	0	(13,159)
Class A	0	(17,263)
Class C	0 (b)	N/A

Total Distributions(a)	0	(545,885)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(627,171)	2,083,970

Total Increase (Decrease) in Net Assets	(479,535)	1,225,961

Net Assets:

Beginning of period	3,984,893	2,758,932
End of period	$3,505,358	$3,984,893

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Class C was May 26, 2023.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 82.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Qatar National Bank QPSC
6.413% due 10/10/2023 «	$2,800	$2,800

Total Loan Participations and Assignments (Cost $2,800)		2,800

CORPORATE BONDS & NOTES 5.5%

BANKING & FINANCE 4.9%

AerCap Ireland Capital DAC
2.450% due 10/29/2026	200	179

American Tower Corp.
1.450% due 09/15/2026	400	353

Bank of America Corp.
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~	300	302

Bank of Montreal
6.054% (SOFRINDX + 0.710%) due 12/12/2024 ~	7,600	7,605

Bank of Nova Scotia
6.304% (SOFRINDX + 0.960%) due 03/11/2024 ~	10,000	10,022

BNP Paribas SA
4.705% due 01/10/2025 •	4,880	4,856

CNH Industrial Capital LLC
4.200% due 01/15/2024	5,000	4,972

Danske Bank AS
0.976% due 09/10/2025 •	400	379

DBS Group Holdings Ltd.
5.954% (SOFRRATE + 0.610%) due 09/12/2025 ~	20,000	19,992

Deutsche Bank AG
3.961% due 11/26/2025 •	1,300	1,256
5.842% due 11/08/2023 •	10,100	10,099

First Abu Dhabi Bank PJSC
6.443% (US0003M + 0.900%) due 07/08/2024 ~	300	301

Goldman Sachs Group, Inc.
1.217% due 12/06/2023	1,200	1,190

HSBC Holdings PLC
2.999% due 03/10/2026 •	600	572
3.803% due 03/11/2025 •	10,000	9,878

ING Groep NV
3.869% due 03/28/2026 •	700	676
4.100% due 10/02/2023	5,000	5,000

JPMorgan Chase & Co.
3.875% due 02/01/2024	10,000	9,930
6.652% (SOFRRATE + 1.320%) due 04/26/2026 ~	1,500	1,510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		$300	$288

Morgan Stanley
1.164% due 10/21/2025 •		2,600	2,455
6.466% (SOFRRATE + 1.165%) due 04/17/2025 ~		10,000	10,019

MUFG Bank Ltd.
4.740% due 12/21/2023 •(e)	AUD	20,000	12,862

Nissan Motor Acceptance Co. LLC
6.299% (TSFR3M + 0.902%) due 03/08/2024 ~		$805	802

Nomura Holdings, Inc.
2.648% due 01/16/2025		4,430	4,228

PNC Financial Services Group, Inc.
2.200% due 11/01/2024		6,000	5,760

Santander U.K. PLC
4.000% due 03/13/2024		5,000	4,952

Sumitomo Mitsui Trust Bank Ltd.
0.850% due 03/25/2024		5,000	4,882

Toronto-Dominion Bank
6.254% (SOFRRATE + 0.910%) due 03/08/2024 ~		6,000	6,013

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		10,000	10,011
5.841% (SOFRRATE + 0.560%) due 01/10/2025 ~		10,000	10,001

UBS Group AG
6.373% due 07/15/2026 •		9,600	9,569

Wells Fargo & Co.
6.645% (SOFRRATE + 1.320%) due 04/25/2026 ~		1,100	1,107

			172,021

INDUSTRIALS 0.5%

Charter Communications Operating LLC
4.500% due 02/01/2024		5,000	4,973

DAE Funding LLC
1.550% due 08/01/2024		200	192

Hasbro, Inc.
3.550% due 11/19/2026		200	186

Hyatt Hotels Corp.
1.800% due 10/01/2024		300	288

Hyundai Capital America
0.800% due 01/08/2024		4,800	4,733
6.491% due 08/04/2025 •		6,800	6,804

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200	189

NPC Ukrenergo
6.875% due 11/09/2028 ^(b)		200	55

Penske Truck Leasing Co. LP
3.900% due 02/01/2024		2,000	1,985

18	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Quanta Services, Inc.
0.950% due 10/01/2024		$300	$284

			19,689

UTILITIES 0.1%

NextEra Energy Capital Holdings, Inc.
6.051% due 03/01/2025		1,750	1,753
6.365% (SOFRINDX + 1.020%) due 03/21/2024 ~		534	534

Southern California Edison Co.
0.975% due 08/01/2024		100	96

			2,383

Total Corporate Bonds & Notes (Cost $195,657)			194,093

U.S. GOVERNMENT AGENCIES 0.9%

Fannie Mae
4.814% due 12/25/2044 •		822	795
5.643% due 07/25/2046 •		1,355	1,318
5.879% due 07/25/2049 •		1,765	1,701

Freddie Mac
4.755% due 08/15/2042 •		958	950
4.781% due 03/15/2037 •		719	692
4.928% due 08/15/2038 •		1,119	1,084
5.375% due 04/24/2025		25,000	24,941
5.828% due 11/15/2043 •		595	580
5.978% due 01/15/2042 •		168	164

Ginnie Mae
3.834% due 12/20/2068 •		823	803
4.689% due 03/20/2065 •		451	446

Total U.S. Government Agencies (Cost $33,776)			33,474

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%

OBX Trust
2.305% due 11/25/2061 ~		6,734	5,604

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •	GBP	789	964

Trinity Square PLC
6.000% due 07/15/2059 •		8,525	10,391

Total Non-Agency Mortgage-Backed Securities (Cost $19,227)			16,959

ASSET-BACKED SECURITIES 4.8%

American Express Credit Account Master Trust
3.390% due 05/15/2027		$9,100	8,787

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		787	786

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Apidos CLO
6.650% due 04/15/2031 •		$7,977	$7,962

Arbor Realty Commercial Real Estate Notes Ltd.
6.417% due 12/15/2035 •		700	693

Ares European CLO DAC
4.443% due 10/15/2031 •	EUR	250	261

BDS Ltd.
7.464% due 08/19/2038 •		$2,100	2,108

BlueMountain CLO Ltd.
6.787% due 10/22/2030 •		1,123	1,124

BSPRT Issuer Ltd.
6.547% due 03/15/2036 •		1,200	1,185

Carmax Auto Owner Trust
5.913% due 11/16/2026 •		3,100	3,104
6.213% due 12/15/2025 •		17,438	17,467

CBAM Ltd.
6.708% due 10/20/2029 •		918	919

Daimler Trucks Retail Trust
5.070% due 09/16/2024		3,063	3,058

DLLAA LLC
5.930% due 07/20/2026		1,600	1,600

Drive Auto Receivables Trust
0.870% due 10/15/2027		464	456

Enterprise Fleet Financing LLC
5.330% due 03/20/2024		549	549

Exeter Automobile Receivables Trust
0.960% due 10/15/2026		1,100	1,069

Fifth Third Auto Trust
5.843% due 11/16/2026 •		4,400	4,402

Ford Auto Securitization Trust Asset-Backed Notes
4.956% due 10/15/2024	CAD	185	136

Ford Credit Auto Lease Trust
5.905% due 02/15/2026 •		$5,000	5,002

Ford Credit Auto Owner Trust
6.033% due 03/15/2026 •		3,898	3,904

GM Financial Automobile Leasing Trust
6.134% due 10/20/2025 •		1,170	1,172

GM Financial Consumer Automobile Receivables Trust
5.963% due 11/17/2025 •		8,146	8,153

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		3,623	3,615

Griffith Park CLO DAC
4.535% due 11/21/2031 •	EUR	500	519

Harley Davidson Motorcycle Trust
5.843% due 06/15/2026 •		$524	524

HPEFS Equipment Trust
5.758% due 10/18/2024		700	700

Hyundai Auto Lease Securitization Trust
6.063% due 09/15/2025 •		1,200	1,202

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Madison Park Funding Ltd.
6.831% due 07/29/2030 ~		$699	$699

Magnetite Ltd.
6.688% due 07/20/2031 •		10,000	9,984
6.692% due 10/18/2031 •		4,000	3,994

Master Credit Card Trust
6.163% due 01/21/2027 •		15,900	15,905

MMAF Equipment Finance LLC
5.570% due 09/09/2025		6,116	6,090

Mountain View CLO LLC
6.660% due 10/16/2029 •		157	157

Navient Student Loan Trust
6.427% due 12/15/2059 •		445	441

Nissan Auto Lease Trust
0.520% due 08/15/2024		923	921

Oak Hill European Credit Partners DAC
4.445% due 10/20/2031 •	EUR	400	416

OCP Euro CLO
5.585% due 01/20/2033 •		15,000	15,889

SLM Private Credit Student Loan Trust
5.911% due 12/16/2041 •		$384	371
5.961% due 06/15/2039 •		600	579
5.981% due 12/15/2038 •		414	402
6.001% due 06/15/2039 •		647	621

SLM Student Loan Trust
5.879% due 06/25/2043 •		541	533

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031		1,629	1,625

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		225	206

Toyota Auto Receivables Owner Trust
6.022% due 01/15/2026 •		3,887	3,891

Toyota Lease Owner Trust
5.658% due 09/20/2024		2,200	2,201

Volkswagen Auto Loan Enhanced Trust
5.498% due 06/20/2024		3,826	3,825

Voya CLO Ltd.
6.570% due 10/15/2030 •		618	616

World Omni Auto Receivables Trust
6.163% due 03/16/2026 •		16,638	16,666

World Omni Automobile Lease Securitization Trust
6.073% due 11/17/2025 •		1,088	1,090

Total Asset-Backed Securities (Cost $167,263)			167,579

SOVEREIGN ISSUES 0.6%

Israel Government International Bond
1.500% due 11/30/2023	ILS	6,300	1,644

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kommunalbanken AS
6.321% (SOFRRATE + 1.000%) due 07/27/2026 ~	$18,900	$19,207

Total Sovereign Issues (Cost $21,073)		20,851

	OUNCES
COMMODITIES 18.2%
Gold Warehouse Receipts	345,776	636,397

Total Commodities (Cost $593,525)		636,397

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 51.4%

COMMERCIAL PAPER 4.5%

AES Corp.
5.950% due 10/12/2023	$400	399

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023	250	250
5.550% due 10/04/2023	550	550
5.550% due 10/06/2023	1,400	1,398
5.550% due 10/17/2023	400	399
5.550% due 10/19/2023	300	299
5.550% due 10/30/2023 (a)	900	896

Ameren Corp.
5.500% due 10/06/2023	500	499
5.500% due 10/11/2023	400	399
5.540% due 10/25/2023	500	498
5.550% due 10/10/2023	500	499
5.550% due 10/12/2023	1,000	998

American Electric Power Co., Inc.
5.510% due 10/04/2023	750	749
5.520% due 10/18/2023	700	698
5.580% due 10/23/2023	1,100	1,096

Arrow Electronics, Inc.
5.850% due 10/02/2023	700	700
5.850% due 10/03/2023	1,000	999
5.900% due 10/25/2023 (a)	500	498
5.900% due 10/26/2023 (a)	1,300	1,294

AT&T, Inc.
5.700% due 03/19/2024	10,000	9,725

AutoNation, Inc.
5.950% due 10/11/2023	800	798

Bacardi Martini BV
6.000% due 10/11/2023	800	799

Conagra Brands, Inc.
5.750% due 10/11/2023	900	898
5.800% due 10/19/2023	600	598

20	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023	$2,500	$2,494
5.520% due 10/30/2023	2,400	2,389

Constellation Brands, Inc.
5.700% due 10/03/2023	250	250

Crown Castle, Inc.
6.000% due 10/31/2023	250	249
6.000% due 11/02/2023	4,600	4,575
6.020% due 10/17/2023	2,800	2,792
6.020% due 10/18/2023	300	299
6.050% due 10/03/2023	1,400	1,399
6.050% due 10/05/2023	1,200	1,199

Diageo Capital PLC
5.500% due 10/16/2023	1,500	1,496
5.500% due 10/23/2023	1,000	996
5.550% due 11/07/2023	1,300	1,292

Discovery Communications LLC
5.970% due 10/16/2023 (a)	3,500	3,492

Dominion Resources, Inc.
5.540% due 10/24/2023	600	598
5.540% due 10/31/2023	600	597
5.550% due 10/05/2023	250	250
5.550% due 10/11/2023	500	499
5.550% due 10/17/2023	600	598
5.550% due 10/23/2023	300	299
5.550% due 10/26/2023	700	697
5.570% due 10/30/2023	600	597

Electricite de France SA
5.510% due 10/23/2023	3,300	3,288
5.510% due 10/27/2023	2,500	2,489

Enbridge (U.S.) Inc.
5.550% due 10/02/2023	400	400
5.560% due 10/03/2023	400	400
5.560% due 10/20/2023	2,100	2,093

Enel Finance America LLC
5.550% due 10/18/2023	950	947
5.550% due 10/27/2023	500	498
5.550% due 10/31/2023	500	498

Energy Transfer LP
5.850% due 10/04/2023	1,000	999

Entergy Corp.
5.500% due 10/03/2023	300	300
5.500% due 10/04/2023	500	500
5.520% due 10/05/2023	400	400
5.520% due 10/06/2023	700	699
5.530% due 10/02/2023	300	300
5.530% due 10/27/2023	500	498
5.550% due 10/05/2023	800	799
5.550% due 10/12/2023	250	249

Equifax, Inc.
5.550% due 10/05/2023	250	250
5.550% due 10/12/2023	650	649
5.550% due 10/16/2023	300	299

Fidelity National Information services, Inc.
5.520% due 10/11/2023	900	898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.530% due 10/04/2023	$500	$500
5.530% due 10/12/2023	800	798
5.550% due 10/12/2023	500	499
5.550% due 10/16/2023	800	798
5.550% due 10/17/2023	1,900	1,895
5.550% due 10/19/2023	1,100	1,097

General Motors Financial Co., Inc.
5.630% due 10/13/2023	250	249

Global Payments, Inc.
6.030% due 10/10/2023	700	699
6.030% due 10/11/2023	1,500	1,497
6.030% due 10/16/2023	3,900	3,889
6.030% due 10/19/2023	4,100	4,086
6.030% due 10/25/2023	4,100	4,082
6.030% due 10/26/2023	700	697

Haleon UK Capital PLC
5.550% due 10/27/2023 (a)	900	896
5.550% due 11/02/2023 (a)	400	398
5.550% due 11/03/2023 (a)	500	497
5.560% due 10/02/2023	250	250
5.560% due 10/03/2023	300	300
5.580% due 10/10/2023	300	299

Humana, Inc.
5.530% due 10/02/2023	500	500
5.550% due 10/18/2023	500	498
5.550% due 10/19/2023	500	498
5.550% due 10/23/2023	300	299
5.580% due 10/16/2023	500	499
5.580% due 10/17/2023	1,100	1,097
5.580% due 10/23/2023	100	100
5.580% due 10/25/2023	1,600	1,593
5.580% due 10/26/2023	700	697

Intercontinental Exchange,Inc.
5.560% due 10/16/2023	500	499
5.560% due 10/24/2023	300	299
5.560% due 10/25/2023	500	498
5.560% due 10/26/2023	600	597

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	1,300	1,299

L3Harris Technologies, Inc.
5.620% due 10/10/2023	1,600	1,597
5.630% due 10/10/2023	700	699
5.650% due 10/02/2023	1,100	1,099
5.650% due 10/03/2023	1,000	999

LSEGA Financing PLC
5.500% due 10/03/2023	600	600
5.500% due 10/04/2023	1,000	999
5.500% due 10/05/2023	600	599
5.510% due 10/26/2023	1,000	996
5.520% due 10/20/2023	600	598

Marathon Oil Corp.
6.000% due 10/06/2023	2,400	2,397
6.030% due 10/13/2023	1,200	1,197

Marriott International, Inc.
5.540% due 10/11/2023	500	499
5.540% due 10/13/2023	600	599
5.540% due 10/20/2023	400	399

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Microchip Technology, Inc.
5.580% due 10/04/2023	$250	$250
5.600% due 10/11/2023	250	250
5.600% due 10/30/2023	1,400	1,393
5.600% due 11/07/2023	1,100	1,093

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	500	500
5.520% due 10/17/2023	1,000	997
5.520% due 10/18/2023	1,050	1,047
5.520% due 10/19/2023	500	498

Oracle Corp.
5.500% due 10/23/2023	1,400	1,395
5.510% due 10/23/2023	3,200	3,188
5.510% due 10/27/2023	1,700	1,693
5.520% due 10/26/2023	1,900	1,892
5.530% due 10/30/2023 (a)	1,000	995
5.530% due 11/08/2023	1,200	1,193

Penske Truck Leasing Co. LP
5.500% due 10/02/2023	300	300
5.510% due 10/04/2023	400	400
5.520% due 10/10/2023	300	299
5.520% due 10/12/2023	500	499
5.520% due 10/17/2023	600	598

RTX Corp.
5.480% due 10/04/2023	2,300	2,298
5.490% due 10/02/2023	900	900
5.500% due 10/02/2023	800	800
5.500% due 10/04/2023	700	699

Sempra Energy
5.530% due 10/17/2023	1,000	997
5.530% due 10/18/2023	800	798
5.530% due 10/19/2023	300	299
5.530% due 10/23/2023	650	648

Southern California Edison
5.500% due 10/05/2023	500	500
5.550% due 10/02/2023	500	500
5.550% due 10/04/2023	250	250
5.550% due 10/13/2023 (a)	2,200	2,195

Targa Resources Corp.
6.150% due 10/05/2023	400	400
6.150% due 10/11/2023	600	599
6.150% due 10/23/2023	1,800	1,794
6.150% due 10/26/2023	300	299
6.150% due 10/27/2023	1,300	1,295

Thomson Reuters Corp.
5.520% due 10/25/2023	850	847

VW Credit, Inc.
5.560% due 10/10/2023	500	499
5.570% due 10/17/2023	1,050	1,047

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	3,300	3,298
6.050% due 10/03/2023	3,350	3,348
6.050% due 10/13/2023	300	299

		159,211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (f) 24.4%
			$854,806

SHORT-TERM NOTES 0.7%

Federal Home Loan Bank
5.390% due 11/29/2023 •(h)		$22,400	22,404

Fifth Third Auto Trust
5.618% due 08/15/2024		2,286	2,287

Kubota Credit Owner Trust
5.622% due 07/15/2024		716	716

			25,407

JAPAN TREASURY BILLS 18.9%
(0.184)% due 10/02/2023 - 01/09/2024 (a)(c)(d)	JPY	98,760,000	661,065

U.S. TREASURY BILLS 2.9%
5.448% due 10/05/2023 - 12/21/2023 (a)(c)(d)(h)(j)		$102,334	101,834

Total Short-Term Instruments (Cost $1,823,652)			1,802,323

Total Investments in Securities (Cost $2,856,973)			2,874,476

		SHARES
INVESTMENTS IN AFFILIATES 23.4%

SHORT-TERM INSTRUMENTS 23.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.4%

PIMCO Short Asset Portfolio		84,772,850	820,347

PIMCO Short-Term Floating NAV Portfolio III		7,359	71

Total Short-Term Instruments (Cost $830,216)			820,418

Total Investments in Affiliates (Cost $830,216)			820,418

Total Investments 105.4% (Cost $3,687,189)			$3,694,894

Financial Derivative Instruments (g)(i) 2.4% (Cost or Premiums, net $111,857)			84,955

Other Assets and Liabilities, net (7.8)%			(274,491)

Net Assets 100.0%			$3,505,358

22	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MUFG Bank Ltd.	4.740%	12/21/2023	02/06/2023 - 02/08/2023	$13,842	$12,862	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.270%	09/29/2023	10/02/2023	$11,100	U.S. Treasury Bonds 1.750% due 08/15/2041	$(11,330)	$11,100	$11,105
	5.270	09/29/2023	10/02/2023	7,700	U.S. Treasury Bonds 1.750% due 08/15/2041	(7,860)	7,700	7,703
	5.340	09/29/2023	10/02/2023	195,100	U.S. Treasury Notes 1.000% due 12/15/2024	(199,040)	195,100	195,187
	5.340	10/02/2023	10/03/2023	271,800	U.S. Treasury Notes 0.500% due 03/31/2025	(276,719)	271,800	271,800
	5.370	09/29/2023	10/02/2023	154,600	U.S. Treasury Bonds 1.125% due 05/15/2040	(158,355)	154,600	154,669
	5.370	10/02/2023	10/03/2023	152,500	U.S. Treasury Bonds 1.375% due 08/15/2050	(156,360)	152,500	152,500
FICC	2.600	09/29/2023	10/02/2023	7,606	U.S. Treasury Notes 5.000% due 08/31/2025	(7,758)	7,606	7,607
	5.310	09/29/2023	10/02/2023	45,200	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(46,104)	45,200	45,220
TDM	5.360	09/29/2023	10/02/2023	9,200	U.S. Treasury Bonds 2.000% due 11/15/2041	(9,505)	9,200	9,204

Total Repurchase Agreements						$(873,031)	$854,806	$854,995

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.1)%
Ginnie Mae, TBA	5.500%	10/01/2053	$44,500	$(43,798)	$(43,186)
Ginnie Mae, TBA	5.500	11/01/2053	109,600	(105,820)	(106,359)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2038	97,800	(94,747)	(93,747)
Uniform Mortgage-Backed Security, TBA	5.500	10/01/2053	92,900	(91,191)	(89,783)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2053	93,600	(93,567)	(92,379)

Total Short Sales (12.1)%				$(429,123)	$(425,454)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$792,964	$0	$0	$792,964	$(809,664)	$(16,700)
FICC	52,827	0	0	52,827	(53,862)	(1,035)
TDM	9,204	0	0	9,204	(9,505)	(301)

Total Borrowings and Other Financing Transactions	$854,995	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(124) at a weighted average interest rate of 5.102%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA June Futures	09/2024	386	$111,547	$197	$123	$(83)
BIST 30 Index October Futures	10/2023	4,231	14,010	278	354	0
Brent Crude February Futures	12/2023	307	27,268	(508)	0	(252)
Brent Crude January Futures	11/2023	328	29,638	575	0	(269)
Cocoa December Futures	12/2023	666	23,963	712	203	(236)
Cocoa December Futures	12/2023	105	3,589	140	0	(43)
Cotton No. 2 December Futures	12/2023	1,249	54,425	(794)	0	(974)
Euro STOXX 50 December Futures	12/2023	7,359	43,550	1,286	778	0

24	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
FTSE 100 Index December Futures	12/2023	35	$3,276	$(46)	$16	$0
FTSE Taiwan Index October Futures	10/2023	1,851	105,507	1,008	981	0
FTSE/MIB Index December Futures	12/2023	142	21,231	(206)	169	0
Gas Oil December Futures	12/2023	782	72,472	6,526	59	0
IBEX 35 Index October Futures	10/2023	254	25,350	(157)	279	0
IFSC Nifty 50 Index October Futures	10/2023	927	36,543	(214)	138	0
Iron Ore November Futures	11/2023	3,548	41,572	(734)	582	0
Lead December Futures	12/2023	753	40,869	(1,221)	0	(327)
Live Cattle December Futures	12/2023	556	41,795	635	0	(556)
New York Harbor December Futures	11/2023	476	63,131	4,410	86	0
Nikkei 225 Index December Futures	12/2023	109	11,672	(391)	55	(268)
RBOB Gasoline December Futures	11/2023	599	59,111	(2,628)	0	(1,380)
Robusta Coffee November Futures	11/2023	605	14,895	(627)	0	(42)
Sugar No. 11 March Futures	02/2024	1,375	40,779	(557)	0	(739)
Topix Index December Futures	12/2023	437	67,945	(1,365)	0	(1,009)
White Sugar December Futures	11/2023	911	32,154	(261)	0	(487)
WIG20 Index December Futures	12/2023	4,220	37,557	(801)	464	(232)
WTI Crude January Futures	12/2023	865	75,238	1,946	0	(666)

				$7,203	$4,287	$(7,563)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR June Futures	06/2024	574	$(145,935)	$630	$99	$(106)
3-Month SOFR Active Contract December Futures	03/2025	2,660	(634,477)	666	0	(166)
3-Month SOFR Active Contract June Futures	09/2024	4,852	(1,150,106)	11,687	0	(121)
3-Month SOFR Active Contract September Futures	12/2024	1,098	(261,022)	765	0	(55)
3-Month SONIA March Futures	06/2024	176	(50,796)	450	30	(43)
Aluminum December Futures	12/2023	1,479	(86,984)	(4,479)	0	(4,888)
Arabica Coffee December Futures	12/2023	1,263	(69,220)	5,124	497	0
Australia Government 3-Year Bond December Futures	12/2023	3,983	(269,765)	802	518	(148)
Australia Government 10-Year Bond December Futures	12/2023	709	(51,043)	973	431	0
Bitcoin October Futures	10/2023	162	(21,951)	(340)	207	0
CAC 40 Index October Futures	10/2023	2	(151)	3	0	(1)
Coal February Futures	02/2024	105	(13,556)	(143)	94	0
Coal January Futures	01/2024	105	(13,487)	(75)	84	0
Coal March Futures	03/2024	105	(13,566)	(154)	47	0
Copper December Futures	12/2023	951	(88,859)	(1,115)	0	(701)
Corn December Futures	12/2023	2,627	(62,621)	1,842	1,543	0
DAX Index December Futures	12/2023	44	(18,056)	19	0	(208)
E-Mini Russell 2000 Index December Futures	12/2023	269	(24,191)	192	141	0
E-Mini S&P 100 Index December Futures	12/2023	34	(10,109)	(69)	0	(5)
E-Mini S&P 500 Index December Futures	12/2023	20	(4,326)	5	12	0
Euro-BTP December Futures	12/2023	1,069	(124,017)	1,324	1,208	(1,280)
Euro-Mill Wheat December Futures	12/2023	3,607	(44,904)	2,140	1,049	0
Euro-Oat December Futures	12/2023	128	(16,672)	478	210	(215)
European Climate Exchange December Futures	12/2023	1,040	(89,799)	748	1,144	(462)
FTSE China Index October Futures	10/2023	5,377	(67,739)	556	0	(1,194)
FTSE/JSE TOP 40 Index December Futures	12/2023	1,812	(64,551)	1,203	241	(268)
Gold 100 oz. December Futures	12/2023	4,491	(838,066)	56,766	5,754	0
Hang Seng China Enterprises Index October Futures	10/2023	1,094	(43,175)	(205)	664	(1,257)
Hang Seng Index October Futures	10/2023	504	(57,567)	(484)	824	(1,554)
Hard Red Winter Wheat December Futures	12/2023	2,830	(96,136)	10,057	3,731	0
Lean Hogs December Futures	12/2023	123	(3,531)	26	184	0
MSCI Singapore October Futures	10/2023	1,821	(38,052)	(681)	0	(633)
Natural Gas December Futures	11/2023	1,403	(46,467)	4,360	393	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Natural Gas December Futures	11/2023	260	$(9,306)	$803	$294	$0
Natural Gas November Futures	10/2023	90	(3,472)	146	150	0
Nickel December Futures	12/2023	816	(91,364)	8,471	8,435	0
OMX Stockholm 30 Index October Futures	10/2023	1,824	(36,061)	242	0	(506)
Palladium December Futures	12/2023	340	(42,704)	1,104	765	0
Phelix De Base January Futures	12/2023	108	(30,233)	1,594	551	0
Platinum January Futures	01/2024	1,482	(67,868)	1,336	0	(59)
S&P TSX 60 Index December Futures	12/2023	105	(18,187)	30	53	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	2,987	(328,906)	1,501	821	(1,074)
Silver December Futures	12/2023	330	(37,043)	823	811	0
Soybean January Futures	01/2024	503	(32,557)	792	622	0
Soybean Meal December Futures	12/2023	1,411	(53,787)	(596)	1,453	0
Soybean Oil December Futures	12/2023	213	(7,135)	132	138	0
SPI 200 December Futures	12/2023	485	(55,241)	(133)	11	(144)
Volatility S&P 500 Index October Futures	10/2023	578	(10,272)	(1,453)	0	(243)
VSTOXX October Futures	10/2023	6,357	(11,896)	(900)	1,008	0
Wheat December Futures	12/2023	1,226	(33,194)	6,693	2,283	0
Zinc December Futures	12/2023	758	(50,270)	(3,921)	0	(4,067)

				$109,735	$36,500	$(19,398)

Total Futures Contracts				$116,938	$40,787	$(26,961)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$ 54,700	$(416)	$(120)	$(536)	$113	$0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	50,600	(592)	(31)	(623)	5	0
iTraxx Crossover 40 5-Year Index	(5.000)	Quarterly	12/20/2028	EUR 1,900	(47)	(17)	(64)	0	(13)
iTraxx Europe Main 40 5-Year Index	(1.000)	Quarterly	12/20/2028	25,600	(239)	(34)	(273)	0	(61)

					$(1,294)	$(202)	$(1,496)	$118	$(74)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-39 5-Year Index	1.000%	Quarterly	06/20/2028	$19,200	$(937)	$82	$(855)	$0	$(31)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	283,500	(14,233)	(1,200)	(15,433)	0	(495)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	31,200	499	(76)	423	0	(4)

					$(14,671)	$(1,194)	$(15,865)	$0	$(530)

26	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay(5)	1-Day GBP-SONIO Compounded-OIS	5.500%	Annual	03/20/2026	GBP	497,600	$5,754	$829	$6,583	$108	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/20/2034		70,800	2,368	(722)	1,646	0	(487)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/20/2054		135,800	(6,592)	3,849	(2,743)	1,745	(2)
Pay	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/20/2028	INR	13,504,800	(4,402)	(950)	(5,352)	177	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.500	Semi-Annual	09/20/2028		46,167,400	(289)	7,031	6,742	0	(645)
Pay(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034	JPY	15,722,000	20	(694)	(674)	0	(520)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/21/2054		34,240,000	1,769	2,327	4,096	2,514	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	3.125	Semi-Annual	09/20/2028	SGD	152,500	131	(1,973)	(1,842)	0	(29)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.250	Semi-Annual	09/20/2028		819,300	1,672	4,805	6,477	147	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/20/2026	$	173,400	3,661	(114)	3,547	0	(105)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/20/2029		181,800	6,357	1,386	7,743	0	(270)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/20/2034		62,500	3,198	1,485	4,683	0	(95)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/20/2054		53,700	5,958	2,655	8,613	0	(242)
Receive	1-Year BRL-CDI	5.338	Maturity	01/02/2025	BRL	82,200	815	1,726	2,541	0	(20)
Receive	1-Year BRL-CDI	5.615	Maturity	01/02/2025		74,500	649	1,538	2,187	0	(18)
Pay	1-Year BRL-CDI	5.675	Maturity	01/02/2025		71,900	(471)	(1,438)	(1,909)	18	0
Pay	1-Year BRL-CDI	5.770	Maturity	01/02/2025		86,500	(814)	(1,803)	(2,617)	21	0
Pay	1-Year BRL-CDI	5.840	Maturity	01/02/2025		219,900	(1,950)	(4,547)	(6,497)	55	0
Receive	1-Year BRL-CDI	5.853	Maturity	01/02/2025		225,800	1,092	4,400	5,492	0	(56)
Pay	1-Year BRL-CDI	5.877	Maturity	01/02/2025		103,500	(575)	(2,038)	(2,613)	26	0
Pay	1-Year BRL-CDI	5.950	Maturity	01/02/2025		78,500	(533)	(1,574)	(2,107)	20	0
Pay	1-Year BRL-CDI	6.238	Maturity	01/02/2025		50,200	(96)	(933)	(1,029)	13	0
Receive	1-Year BRL-CDI	6.270	Maturity	01/02/2025		123,300	194	2,278	2,472	0	(31)
Receive	1-Year BRL-CDI	6.479	Maturity	01/02/2025		3,500	4	64	68	0	(1)
Receive	1-Year BRL-CDI	6.620	Maturity	01/02/2025		187,800	570	3,552	4,122	0	(47)
Receive	1-Year BRL-CDI	6.630	Maturity	01/02/2025		169,000	502	3,194	3,696	0	(42)
Receive	1-Year BRL-CDI	6.840	Maturity	01/02/2025		267,300	1,179	5,166	6,345	0	(67)
Pay	1-Year BRL-CDI	6.912	Maturity	01/02/2025		154,100	(1,919)	(449)	(2,368)	39	0
Receive	1-Year BRL-CDI	7.010	Maturity	01/02/2025		112,400	413	2,148	2,561	0	(28)
Receive	1-Year BRL-CDI	7.328	Maturity	01/02/2025		349,600	(207)	7,501	7,294	0	(87)
Pay	1-Year BRL-CDI	7.715	Maturity	01/02/2025		176,500	0	(3,564)	(3,564)	44	0
Pay	1-Year BRL-CDI	8.075	Maturity	01/02/2025		15,000	35	(298)	(263)	4	0
Receive	1-Year BRL-CDI	8.180	Maturity	01/02/2025		200,300	0	3,567	3,567	0	(50)
Pay	1-Year BRL-CDI	8.550	Maturity	01/02/2025		248,700	3,084	(3,539)	(455)	63	0
Receive	1-Year BRL-CDI	8.730	Maturity	01/02/2025		223,700	0	3,367	3,367	0	(56)
Receive	1-Year BRL-CDI	8.985	Maturity	01/02/2025		168,600	0	2,304	2,304	0	(42)
Receive	1-Year BRL-CDI	9.630	Maturity	01/02/2025		460,500	147	4,482	4,629	0	(116)
Receive	1-Year BRL-CDI	10.193	Maturity	01/02/2025		137,600	(112)	1,185	1,073	0	(35)
Pay	1-Year BRL-CDI	10.813	Maturity	01/02/2025		256,200	0	(1,260)	(1,260)	65	0
Pay	1-Year BRL-CDI	11.890	Maturity	01/02/2025		1,308,500	0	1,448	1,448	333	0
Receive	1-Year BRL-CDI	10.295	Maturity	01/04/2027		217,800	1,455	291	1,746	0	(164)
Pay	1-Year BRL-CDI	10.445	Maturity	01/04/2027		451,800	0	(3,109)	(3,109)	340	0
Receive	1-Year BRL-CDI	11.043	Maturity	01/04/2027		313,800	0	944	944	0	(237)
Pay	1-Year BRL-CDI	11.070	Maturity	01/04/2027		194,900	0	(587)	(587)	147	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/04/2027		416,200	0	(967)	(967)	314	0
Pay	1-Year BRL-CDI	11.240	Maturity	01/04/2027		742,000	(430)	(479)	(909)	561	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/04/2027		1,797,400	(251)	(806)	(1,057)	1,359	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	11.426%	Maturity	01/04/2027	BRL	219,400	$0	$(43)	$(43)	$166	$0
Receive	1-Year BRL-CDI	11.451	Maturity	01/04/2027		414,500	0	(214)	(214)	0	(314)
Receive	1-Year BRL-CDI	11.505	Maturity	01/04/2027		391,000	0	(318)	(318)	0	(296)
Receive	1-Year BRL-CDI	11.575	Maturity	01/04/2027		118,800	0	(123)	(123)	0	(90)
Receive	1-Year BRL-CDI	11.595	Maturity	01/04/2027		442,500	0	(596)	(596)	0	(335)
Receive	1-Year BRL-CDI	11.620	Maturity	01/04/2027		723,500	0	(2,024)	(2,024)	0	(549)
Receive	1-Year BRL-CDI	11.665	Maturity	01/04/2027		364,000	0	(264)	(264)	0	(276)
Pay	1-Year BRL-CDI	11.918	Maturity	01/04/2027		929,200	0	2,406	2,406	705	0
Receive	1-Year BRL-CDI	11.945	Maturity	01/04/2027		643,300	(1,860)	247	(1,613)	0	(488)
Pay	1-Year BRL-CDI	12.040	Maturity	01/04/2027		204,700	0	855	855	155	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/04/2027		404,600	0	1,414	1,414	307	0
Receive	1-Year BRL-CDI	12.140	Maturity	01/04/2027		249,500	0	(899)	(899)	0	(189)
Receive	1-Year BRL-CDI	12.195	Maturity	01/04/2027		610,100	0	(2,390)	(2,390)	0	(463)
Pay	1-Year BRL-CDI	12.260	Maturity	01/04/2027		663,300	0	3,492	3,492	504	0
Receive	1-Year BRL-CDI	12.455	Maturity	01/04/2027		273,100	0	(1,492)	(1,492)	0	(208)
Receive	1-Year BRL-CDI	12.690	Maturity	01/04/2027		202,000	0	(1,508)	(1,508)	0	(154)
Receive	1-Year BRL-CDI	12.718	Maturity	01/04/2027		1,184,200	0	(8,239)	(8,239)	0	(901)
Receive	1-Year BRL-CDI	12.740	Maturity	01/04/2027		477,300	0	(3,558)	(3,558)	0	(363)
Receive	1-Year BRL-CDI	13.030	Maturity	01/04/2027		292,000	0	(2,661)	(2,661)	0	(223)
Receive	1-Year BRL-CDI	13.080	Maturity	01/04/2027		452,800	0	(4,160)	(4,160)	0	(345)
Receive	1-Year BRL-CDI	13.190	Maturity	01/04/2027		411,200	0	(4,001)	(4,001)	0	(314)
Pay	1-Year BRL-CDI	13.280	Maturity	01/04/2027		458,200	0	4,609	4,609	350	0
Receive	1-Year BRL-CDI	10.245	Maturity	01/02/2029		301,300	79	1,723	1,802	0	(244)
Receive	1-Year BRL-CDI	10.285	Maturity	01/02/2029		212,200	353	805	1,158	0	(173)
Pay	1-Year BRL-CDI	10.354	Maturity	01/02/2029		167,000	(62)	(795)	(857)	136	0
Receive	1-Year BRL-CDI	10.480	Maturity	01/02/2029		309,700	0	1,459	1,459	0	(253)
Receive	1-Year BRL-CDI	10.550	Maturity	01/02/2029		361,000	0	1,371	1,371	0	(298)
Receive	1-Year BRL-CDI	10.770	Maturity	01/02/2029		361,500	0	889	889	0	(301)
Receive	1-Year BRL-CDI	10.795	Maturity	01/02/2029		178,500	0	389	389	0	(149)
Receive	1-Year BRL-CDI	11.025	Maturity	01/02/2029		216,200	0	163	163	0	(183)
Pay	1-Year BRL-CDI	11.080	Maturity	01/02/2029		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.106	Maturity	01/02/2029		381,700	0	(432)	(432)	321	0
Pay	1-Year BRL-CDI	11.310	Maturity	01/02/2029		292,600	0	8	8	249	0
Pay	1-Year BRL-CDI	11.360	Maturity	01/02/2029		374,800	0	116	116	319	0
Pay	1-Year BRL-CDI	11.660	Maturity	01/02/2029		381,100	0	782	782	329	0
Pay	1-Year BRL-CDI	11.837	Maturity	01/02/2029		724,000	0	2,174	2,174	630	0
Pay	1-Year BRL-CDI	11.940	Maturity	01/02/2029		179,700	0	648	648	157	0
Pay	1-Year BRL-CDI	12.058	Maturity	01/02/2029		825,100	0	3,525	3,525	724	0
Pay	1-Year BRL-CDI	12.190	Maturity	01/02/2029		154,100	0	777	777	136	0
Pay	1-Year BRL-CDI	12.455	Maturity	01/02/2029		165,500	0	1,084	1,084	148	0
Pay	1-Year BRL-CDI	12.560	Maturity	01/02/2029		331,500	0	2,367	2,367	297	0
Pay	1-Year BRL-CDI	12.640	Maturity	01/02/2029		232,000	0	1,756	1,756	209	0
Receive(5)	3-Month AUD-BBR-BBSW	4.000	Quarterly	03/20/2026	AUD	948,900	2,813	751	3,564	708	0
Pay(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		213,600	(1,182)	(2,051)	(3,233)	0	(1,194)
Pay	3-Month CNY-CNREPOFIX	2.250	Quarterly	09/20/2028	CNY	3,766,100	(633)	(2,528)	(3,161)	257	0
Receive	3-Month CNY-CNREPOFIX	2.500	Quarterly	09/20/2028		1,418,100	(393)	(672)	(1,065)	0	(95)
Receive	3-Month COP-IBR Compounded-OIS	5.150	Quarterly	03/13/2025	COP	32,399,200	397	176	573	0	(9)
Receive	3-Month COP-IBR Compounded-OIS	4.350	Quarterly	03/27/2025		18,740,800	18	355	373	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	4.360	Quarterly	03/30/2025		24,984,600	54	442	496	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	3.850	Quarterly	04/24/2025		63,969,600	(77)	(1,586)	(1,663)	22	0
Pay	3-Month COP-IBR Compounded-OIS	3.612	Quarterly	05/08/2025		46,881,400	(101)	(1,135)	(1,236)	17	0
Receive	3-Month COP-IBR Compounded-OIS	3.400	Quarterly	08/28/2025		31,428,600	(285)	1,189	904	0	(20)
Pay	3-Month COP-IBR Compounded-OIS	3.295	Quarterly	10/09/2025		44,251,300	(192)	(1,285)	(1,477)	31	0
Receive	3-Month COP-IBR Compounded-OIS	3.220	Quarterly	12/11/2025		57,840,600	(796)	2,612	1,816	0	(44)

28	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month COP-IBR Compounded-OIS	3.060%	Quarterly	02/05/2026	COP	34,052,300	$235	$(1,454)	$(1,219)	$27	$0
Receive	3-Month COP-IBR Compounded-OIS	3.940	Quarterly	03/05/2026		89,552,200	(545)	3,235	2,690	0	(75)
Receive	3-Month COP-IBR Compounded-OIS	4.110	Quarterly	03/23/2026		115,138,400	(557)	3,826	3,269	0	(98)
Receive	3-Month COP-IBR Compounded-OIS	4.240	Quarterly	04/16/2026		50,997,400	(39)	1,675	1,636	0	(44)
Pay	3-Month COP-IBR Compounded-OIS	4.490	Quarterly	04/30/2026		49,073,600	(43)	(1,433)	(1,476)	43	0
Pay	3-Month COP-IBR Compounded-OIS	4.885	Quarterly	05/14/2026		50,530,000	0	(1,378)	(1,378)	45	0
Pay	3-Month COP-IBR Compounded-OIS	4.660	Quarterly	06/11/2026		53,430,200	(173)	(1,301)	(1,474)	47	0
Receive	3-Month COP-IBR Compounded-OIS	6.190	Quarterly	11/05/2026		5,041,000	0	109	109	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	6.200	Quarterly	11/05/2026		87,500,000	0	1,882	1,882	0	(86)
Receive	3-Month COP-IBR Compounded-OIS	6.210	Quarterly	11/05/2026		87,500,000	0	1,876	1,876	0	(86)
Pay	3-Month COP-IBR Compounded-OIS	6.280	Quarterly	12/03/2026		92,433,900	0	(1,853)	(1,853)	88	0
Receive	3-Month COP-IBR Compounded-OIS	6.130	Quarterly	12/13/2026		139,603,500	0	2,908	2,908	0	(138)
Receive	3-Month COP-IBR Compounded-OIS	6.950	Quarterly	02/04/2027		118,830,200	0	2,037	2,037	0	(127)
Receive	3-Month COP-IBR Compounded-OIS	8.370	Quarterly	03/31/2027		120,377,700	(332)	972	640	0	(144)
Pay	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/08/2027		139,442,500	0	(1,560)	(1,560)	163	0
Receive	3-Month COP-IBR Compounded-OIS	8.540	Quarterly	04/29/2027		134,500,000	0	763	763	0	(166)
Receive	3-Month COP-IBR Compounded-OIS	9.090	Quarterly	05/13/2027		196,392,900	0	216	216	0	(253)
Receive	3-Month COP-IBR Compounded-OIS	9.160	Quarterly	05/20/2027		172,264,800	0	62	62	0	(224)
Receive	3-Month COP-IBR Compounded-OIS	8.494	Quarterly	05/27/2027		180,344,100	0	945	945	0	(227)
Pay	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/03/2027		174,794,900	0	(1,068)	(1,068)	215	0
Receive	3-Month COP-IBR Compounded-OIS	9.130	Quarterly	06/24/2027		63,535,200	0	(19)	(19)	0	(85)
Receive	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	06/24/2027		128,341,400	0	(48)	(48)	0	(171)
Receive	3-Month COP-IBR Compounded-OIS	9.210	Quarterly	06/24/2027		95,938,500	0	(87)	(87)	0	(128)
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	08/05/2027		409,355,700	0	(788)	(788)	559	0
Receive	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	09/26/2027		229,000,000	0	(2,087)	(2,087)	0	(349)
Receive	3-Month COP-IBR Compounded-OIS	10.478	Quarterly	09/29/2027		283,666,800	0	(3,226)	(3,226)	0	(439)
Receive	3-Month COP-IBR Compounded-OIS	10.390	Quarterly	09/30/2027		277,488,000	0	(2,965)	(2,965)	0	(428)
Receive	3-Month COP-IBR Compounded-OIS	10.810	Quarterly	10/14/2027		110,710,100	0	(1,470)	(1,470)	0	(176)
Receive	3-Month COP-IBR Compounded-OIS	10.920	Quarterly	10/18/2027		56,554,300	0	(809)	(809)	0	(91)
Receive	3-Month COP-IBR Compounded-OIS	10.940	Quarterly	10/18/2027		113,477,700	0	(1,644)	(1,644)	0	(182)
Pay	3-Month COP-IBR Compounded-OIS	11.424	Quarterly	10/21/2027		376,763,200	0	7,025	7,025	620	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month COP-IBR Compounded-OIS	11.450%	Quarterly	10/21/2027	COP	109,261,200	$0	$2,061	$2,061	$180	$0
Pay	3-Month COP-IBR Compounded-OIS	11.800	Quarterly	10/24/2027		56,481,600	0	1,237	1,237	95	0
Pay	3-Month COP-IBR Compounded-OIS	11.850	Quarterly	10/24/2027		36,040,500	0	805	805	61	0
Pay	3-Month COP-IBR Compounded-OIS	10.210	Quarterly	11/18/2027		50,952,000	0	458	458	81	0
Pay	3-Month COP-IBR Compounded-OIS	10.275	Quarterly	11/18/2027		101,119,800	0	964	964	162	0
Pay	3-Month COP-IBR Compounded-OIS	10.420	Quarterly	11/21/2027		101,119,800	0	1,097	1,097	163	0
Pay	3-Month COP-IBR Compounded-OIS	10.430	Quarterly	11/21/2027		104,019,900	0	1,137	1,137	168	0
Pay	3-Month COP-IBR Compounded-OIS	10.443	Quarterly	11/21/2027		313,549,300	0	3,460	3,460	507	0
Receive	3-Month COP-IBR Compounded-OIS	10.195	Quarterly	12/15/2027		204,241,800	0	(1,938)	(1,938)	0	(333)
Receive	3-Month COP-IBR Compounded-OIS	10.260	Quarterly	12/16/2027		252,298,600	0	(2,545)	(2,545)	0	(413)
Pay	3-Month COP-IBR Compounded-OIS	9.140	Quarterly	02/07/2028		386,860,400	0	(15)	(15)	626	0
Pay	3-Month COP-IBR Compounded-OIS	8.970	Quarterly	02/08/2028		86,586,300	0	(133)	(133)	139	0
Pay	3-Month COP-IBR Compounded-OIS	8.990	Quarterly	02/08/2028		211,014,700	0	(288)	(288)	339	0
Pay	3-Month COP-IBR Compounded-OIS	8.992	Quarterly	02/08/2028		216,642,000	0	(291)	(291)	348	0
Pay	3-Month COP-IBR Compounded-OIS	9.040	Quarterly	02/08/2028		43,609,700	0	(40)	(40)	70	0
Receive	3-Month COP-IBR Compounded-OIS	10.240	Quarterly	02/24/2028		624,000,000	0	(6,265)	(6,265)	0	(1,084)
Receive	3-Month COP-IBR Compounded-OIS	9.980	Quarterly	03/13/2028		237,247,800	0	(1,944)	(1,944)	0	(413)
Pay	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	03/23/2028		210,000,000	0	387	387	354	0
Pay	3-Month COP-IBR Compounded-OIS	8.985	Quarterly	03/24/2028		123,000,000	0	(25)	(25)	205	0
Pay	3-Month COP-IBR Compounded-OIS	9.020	Quarterly	03/24/2028		71,974,300	0	8	8	120	0
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	03/24/2028		105,785,000	0	39	39	177	0
Pay	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	03/27/2028		79,094,500	0	(174)	(174)	131	0
Pay	3-Month COP-IBR Compounded-OIS	8.880	Quarterly	03/27/2028		121,000,000	0	(129)	(129)	201	0
Pay	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	04/10/2028		49,330,700	0	(230)	(230)	82	0
Pay	3-Month COP-IBR Compounded-OIS	8.588	Quarterly	04/11/2028		257,194,300	0	(1,459)	(1,459)	425	0
Pay	3-Month COP-IBR Compounded-OIS	8.106	Quarterly	06/15/2028		170,162,100	0	(1,418)	(1,418)	288	0
Pay	3-Month COP-IBR Compounded-OIS	7.730	Quarterly	06/28/2028		191,853,600	120	(2,307)	(2,187)	321	0
Receive	3-Month COP-IBR Compounded-OIS	8.040	Quarterly	08/09/2028		233,800,000	0	2,383	2,383	0	(411)
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		174,157,200	0	1,798	1,798	0	(310)
Receive	3-Month COP-IBR Compounded-OIS	8.943	Quarterly	09/27/2028		190,441,000	0	62	62	0	(364)
Receive(5)	3-Month COP-IBR Compounded-OIS	9.220	Quarterly	10/02/2028		110,060,000	0	(272)	(272)	0	(221)

30	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	3-Month COP-IBR Compounded-OIS	9.370%	Quarterly	10/02/2028	COP	427,600,000	$0	$(1,663)	$(1,663)	$0	$(864)
Receive	3-Month HKD-HIBOR	4.250	Quarterly	09/20/2028	HKD	2,826,500	(507)	4,293	3,786	0	(186)
Receive	3-Month ILS-TELBOR	0.730	Annual	05/21/2026	ILS	46,000	1,135	5	1,140	2	0
Pay	3-Month ILS-TELBOR	0.628	Annual	06/25/2026		115,000	(3,016)	118	(2,898)	0	(10)
Receive	3-Month ILS-TELBOR	0.601	Annual	07/05/2026		46,700	1,245	88	1,333	5	0
Pay	3-Month ILS-TELBOR	0.520	Annual	07/26/2026		358,400	(9,934)	(433)	(10,367)	0	(38)
Receive	3-Month ILS-TELBOR	0.692	Annual	09/13/2026		690,300	18,721	89	18,810	91	0
Pay	3-Month ILS-TELBOR	0.900	Annual	10/07/2026		85,500	(2,181)	(74)	(2,255)	0	(13)
Receive	3-Month ILS-TELBOR	1.049	Annual	11/12/2026		101,400	2,517	(23)	2,494	15	0
Pay	3-Month ILS-TELBOR	0.905	Annual	11/25/2026		149,100	(3,919)	58	(3,861)	0	(23)
Pay	3-Month ILS-TELBOR	0.750	Annual	12/10/2026		449,700	(12,380)	129	(12,251)	0	(74)
Pay	3-Month ILS-TELBOR	0.760	Annual	12/10/2026		160,000	(4,390)	47	(4,343)	0	(26)
Receive	3-Month ILS-TELBOR	0.965	Annual	01/14/2027		197,000	5,224	309	5,533	34	0
Receive	3-Month ILS-TELBOR	1.105	Annual	01/21/2027		360,600	9,128	481	9,609	59	0
Receive	3-Month ILS-TELBOR	1.178	Annual	02/04/2027		297,900	7,390	313	7,703	48	0
Receive	3-Month ILS-TELBOR	1.398	Annual	03/04/2027		120,000	2,765	41	2,806	19	0
Pay	3-Month ILS-TELBOR	1.683	Annual	03/21/2027		159,900	(3,254)	(23)	(3,277)	0	(26)
Pay	3-Month ILS-TELBOR	1.885	Annual	04/01/2027		149,500	(2,775)	(462)	(3,237)	0	(26)
Receive	3-Month ILS-TELBOR	2.025	Annual	04/11/2027		165,700	2,832	528	3,360	26	0
Receive	3-Month ILS-TELBOR	2.450	Annual	05/20/2027		352,700	4,674	915	5,589	51	0
Receive	3-Month ILS-TELBOR	2.390	Annual	05/27/2027		232,900	3,237	576	3,813	34	0
Pay	3-Month ILS-TELBOR	2.825	Annual	06/10/2027		240,800	(2,198)	(716)	(2,914)	0	(34)
Pay	3-Month ILS-TELBOR	2.840	Annual	06/10/2027		101,000	(906)	(302)	(1,208)	0	(14)
Receive	3-Month ILS-TELBOR	3.210	Annual	06/17/2027		405,400	2,256	1,124	3,380	56	0
Receive	3-Month ILS-TELBOR	2.670	Annual	07/15/2027		145,600	1,647	755	2,402	24	0
Receive	3-Month ILS-TELBOR	2.666	Annual	07/18/2027		307,600	3,478	1,607	5,085	50	0
Pay	3-Month ILS-TELBOR	3.290	Annual	11/16/2027		342,738	0	(1,514)	(1,514)	0	(76)
Pay	3-Month ILS-TELBOR	3.260	Annual	11/18/2027		557,400	268	(2,913)	(2,645)	0	(125)
Receive	3-Month ILS-TELBOR	3.670	Annual	12/30/2027		151,900	0	(56)	(56)	41	0
Receive	3-Month ILS-TELBOR	3.650	Annual	01/02/2028		150,800	0	458	458	43	0
Receive	3-Month ILS-TELBOR	3.570	Annual	01/05/2028		257,800	422	605	1,027	73	0
Receive	3-Month ILS-TELBOR	3.475	Annual	01/06/2028		64,300	176	153	329	18	0
Receive	3-Month ILS-TELBOR	3.980	Annual	02/23/2028		68,400	(228)	149	(79)	22	0
Receive	3-Month ILS-TELBOR	4.030	Annual	02/24/2028		375,300	(1,472)	814	(658)	119	0
Receive	3-Month ILS-TELBOR	4.039	Annual	02/24/2028		83,200	(335)	180	(155)	26	0
Pay	3-Month ILS-TELBOR	3.870	Annual	03/16/2028		255,500	790	(750)	40	0	(89)
Pay	3-Month ILS-TELBOR	3.590	Annual	03/31/2028		193,000	0	(625)	(625)	0	(73)
Pay	3-Month ILS-TELBOR	3.530	Annual	04/03/2028		276,800	(143)	(1,814)	(1,957)	0	(107)
Receive	3-Month ILS-TELBOR	3.590	Annual	05/18/2028		234,400	(144)	1,565	1,421	99	0
Receive	3-Month ILS-TELBOR	3.525	Annual	06/20/2028		35,300	176	58	234	16	0
Receive	3-Month ILS-TELBOR	3.800	Annual	08/18/2028		247,300	1,028	521	1,549	125	0
Receive(5)	3-Month ILS-TELBOR	4.460	Annual	10/02/2028		422,000	0	(676)	(676)	0	(676)
Receive	3-Month KRW-KORIBOR	3.625	Quarterly	09/20/2028	KRW	243,341,600	(238)	1,732	1,494	31	0
Receive	3-Month KRW-KORIBOR	3.750	Quarterly	09/20/2028		252,195,400	227	242	469	30	0
Receive	3-Month PLN-WIBOR	5.170	Annual	01/24/2028	PLN	266,600	1,265	(4,192)	(2,927)	136	0
Receive	3-Month PLN-WIBOR	6.040	Annual	02/24/2028		252,100	0	(5,081)	(5,081)	147	0
Pay	3-Month PLN-WIBOR	5.430	Annual	03/16/2028		226,100	0	3,399	3,399	0	(139)
Pay	3-Month PLN-WIBOR	5.540	Annual	06/01/2028		313,200	1,728	966	2,694	0	(193)
Pay	3-Month PLN-WIBOR	4.930	Annual	06/29/2028		196,400	0	512	512	0	(114)
Receive	3-Month THB-THBFIX Compounded-OIS	2.500	Quarterly	09/20/2028	THB	11,477,600	1,490	3,678	5,168	0	(1,142)
Receive	3-Month TWD-TAIBOR	1.500	Quarterly	09/20/2028	TWD	11,120,800	990	2,550	3,540	79	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	01/17/2025	ZAR	553,100	2,181	(2,877)	(696)	0	(15)
Receive	3-Month ZAR-JIBAR	6.460	Quarterly	03/04/2025		166,400	(447)	700	253	5	0
Pay	3-Month ZAR-JIBAR	6.620	Quarterly	03/11/2025		204,900	634	(921)	(287)	0	(6)
Receive	3-Month ZAR-JIBAR	7.520	Quarterly	03/20/2025		482,300	(2,567)	2,919	352	13	0
Receive	3-Month ZAR-JIBAR	7.200	Quarterly	03/25/2025		665,400	(3,035)	3,677	642	20	0
Pay	3-Month ZAR-JIBAR	6.200	Quarterly	04/22/2025		227,300	505	(960)	(455)	0	(8)
Pay	3-Month ZAR-JIBAR	6.320	Quarterly	04/23/2025		161,000	407	(712)	(305)	0	(6)
Pay	3-Month ZAR-JIBAR	5.740	Quarterly	05/06/2025		243,100	263	(842)	(579)	0	(9)
Pay	3-Month ZAR-JIBAR	5.330	Quarterly	05/13/2025		265,000	(69)	(654)	(723)	0	(10)
Pay	3-Month ZAR-JIBAR	5.375	Quarterly	05/27/2025		276,500	(45)	(695)	(740)	0	(11)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month ZAR-JIBAR	5.120%	Quarterly	09/02/2025	ZAR	64,800	$(76)	$(135)	$(211)	$0	$(2)
Receive	3-Month ZAR-JIBAR	4.938	Quarterly	09/18/2025		285,200	480	494	974	10	0
Receive	3-Month ZAR-JIBAR	4.900	Quarterly	11/12/2025		222,100	473	383	856	6	0
Receive	3-Month ZAR-JIBAR	5.780	Quarterly	03/03/2026		570,300	43	1,769	1,812	15	0
Receive	3-Month ZAR-JIBAR	5.950	Quarterly	03/17/2026		19,900	(9)	68	59	1	0
Pay	3-Month ZAR-JIBAR	5.680	Quarterly	06/08/2026		649,650	115	(2,459)	(2,344)	0	(22)
Pay	3-Month ZAR-JIBAR	5.601	Quarterly	06/09/2026		488,550	9	(1,824)	(1,815)	0	(17)
Receive	3-Month ZAR-JIBAR	5.860	Quarterly	06/23/2026		1,192,700	0	4,021	4,021	43	0
Receive	3-Month ZAR-JIBAR	6.023	Quarterly	07/01/2026		240,100	36	801	837	10	0
Pay	3-Month ZAR-JIBAR	5.739	Quarterly	07/28/2026		1,002,200	(14)	(3,870)	(3,884)	0	(40)
Receive	3-Month ZAR-JIBAR	5.980	Quarterly	09/22/2026		562,900	0	1,974	1,974	25	0
Receive	3-Month ZAR-JIBAR	6.231	Quarterly	09/29/2026		1,131,400	269	3,302	3,571	49	0
Pay	3-Month ZAR-JIBAR	6.855	Quarterly	11/03/2026		544,160	0	(1,365)	(1,365)	0	(24)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		12,500	14	(48)	(34)	0	(1)
Pay	3-Month ZAR-JIBAR	6.300	Quarterly	12/23/2026		123,200	0	(410)	(410)	0	(6)
Pay	3-Month ZAR-JIBAR	6.308	Quarterly	12/23/2026		365,000	0	(1,212)	(1,212)	0	(19)
Pay	3-Month ZAR-JIBAR	6.310	Quarterly	12/23/2026		72,000	0	(239)	(239)	0	(4)
Pay	3-Month ZAR-JIBAR	6.400	Quarterly	12/30/2026		613,500	0	(2,122)	(2,122)	0	(32)
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	01/04/2027		680,200	(34)	(2,168)	(2,202)	0	(36)
Receive	3-Month ZAR-JIBAR	6.670	Quarterly	01/12/2027		1,443,300	26	4,343	4,369	76	0
Pay	3-Month ZAR-JIBAR	6.540	Quarterly	02/23/2027		1,384,400	0	(4,475)	(4,475)	0	(77)
Receive	3-Month ZAR-JIBAR	7.049	Quarterly	03/09/2027		1,641,900	265	3,693	3,958	90	0
Receive	3-Month ZAR-JIBAR	7.489	Quarterly	05/18/2027		1,431,400	0	2,679	2,679	81	0
Receive	3-Month ZAR-JIBAR	8.064	Quarterly	07/27/2027		1,810,900	0	1,822	1,822	105	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	08/03/2027		860,500	0	(1,002)	(1,002)	0	(50)
Receive	3-Month ZAR-JIBAR	7.740	Quarterly	08/17/2027		2,516,600	4,821	(780)	4,041	149	0
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		2,539,600	(5)	(787)	(792)	0	(147)
Pay	3-Month ZAR-JIBAR	8.055	Quarterly	11/14/2027		790,100	0	(934)	(934)	0	(46)
Pay	3-Month ZAR-JIBAR	7.900	Quarterly	01/06/2028		1,432,000	0	(2,298)	(2,298)	0	(84)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	01/09/2028		1,432,000	0	(2,795)	(2,795)	0	(85)
Pay	3-Month ZAR-JIBAR	7.705	Quarterly	01/10/2028		4,619,000	242	(9,490)	(9,248)	0	(276)
Receive	3-Month ZAR-JIBAR	8.205	Quarterly	02/17/2028		2,237,700	0	2,338	2,338	125	0
Receive	3-Month ZAR-JIBAR	8.375	Quarterly	02/23/2028		1,400,000	0	1,001	1,001	76	0
Receive	3-Month ZAR-JIBAR	8.395	Quarterly	02/23/2028		1,110,000	0	750	750	60	0
Pay	3-Month ZAR-JIBAR	8.430	Quarterly	02/23/2028		742,000	924	(1,374)	(450)	0	(40)
Receive	3-Month ZAR-JIBAR	8.465	Quarterly	02/23/2028		1,542,600	0	828	828	83	0
Receive	3-Month ZAR-JIBAR	8.120	Quarterly	03/13/2028		891,100	642	460	1,102	48	0
Receive	3-Month ZAR-JIBAR	8.510	Quarterly	04/25/2028		744,800	0	400	400	39	0
Receive	3-Month ZAR-JIBAR	8.560	Quarterly	04/25/2028		2,084,600	0	903	903	109	0
Receive	3-Month ZAR-JIBAR	8.950	Quarterly	05/11/2028		1,009,500	665	(1,022)	(357)	50	0
Receive	3-Month ZAR-JIBAR	9.350	Quarterly	05/18/2028		805,900	(494)	(447)	(941)	39	0
Pay	3-Month ZAR-JIBAR	9.185	Quarterly	06/12/2028		2,192,400	2,151	(434)	1,717	0	(102)
Pay	3-Month ZAR-JIBAR	8.411	Quarterly	07/19/2028		2,018,200	(22)	(1,768)	(1,790)	0	(101)
Pay	3-Month ZAR-JIBAR	8.370	Quarterly	07/20/2028		2,488,800	(70)	(2,362)	(2,432)	0	(125)
Pay	3-Month ZAR-JIBAR	8.291	Quarterly	07/27/2028		561,000	0	(648)	(648)	0	(28)
Pay	3-Month ZAR-JIBAR	8.305	Quarterly	07/27/2028		990,000	0	(1,114)	(1,114)	0	(50)
Pay	3-Month ZAR-JIBAR	8.310	Quarterly	07/27/2028		561,000	0	(625)	(625)	0	(28)
Pay	3-Month ZAR-JIBAR	8.330	Quarterly	07/27/2028		633,600	0	(678)	(678)	0	(32)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	08/22/2028		1,371,700	0	432	432	65	0
Receive	3-Month ZAR-JIBAR	8.550	Quarterly	08/23/2028		1,631,100	0	1,042	1,042	78	0
Receive	3-Month ZAR-JIBAR	8.625	Quarterly	08/23/2028		1,371,800	0	655	655	65	0
Pay	3-Month ZAR-JIBAR	8.220	Quarterly	08/30/2028		1,336,800	0	(1,810)	(1,810)	0	(66)
Pay	3-Month ZAR-JIBAR	8.205	Quarterly	08/31/2028		120,100	0	(167)	(167)	0	(6)
Receive	3-Month ZAR-JIBAR	8.220	Quarterly	08/31/2028		2,590,400	3,334	177	3,511	128	0
Pay	3-Month ZAR-JIBAR	8.225	Quarterly	08/31/2028		1,033,600	0	(1,390)	(1,390)	0	(51)
Receive	3-Month ZAR-JIBAR	9.090	Quarterly	09/28/2028		3,997,300	(442)	(1,364)	(1,806)	0	(1,362)
Pay	6-Month CLP-CHILIBOR	6.210	Semi-Annual	03/27/2026	CLP	30,268,800	0	(27)	(27)	49	0
Pay	6-Month CLP-CHILIBOR	6.300	Semi-Annual	03/27/2026		74,000,000	0	108	108	120	0
Pay	6-Month CLP-CHILIBOR	2.500	Semi-Annual	05/07/2026		9,017,900	7	(1,262)	(1,255)	0	0
Pay	6-Month CLP-CHILIBOR	2.840	Semi-Annual	05/28/2026		12,369,600	0	(1,539)	(1,539)	0	(8)
Pay	6-Month CLP-CHILIBOR	3.570	Semi-Annual	07/09/2026		20,313,700	3	(1,890)	(1,887)	0	(8)
Receive	6-Month CLP-CHILIBOR	3.728	Semi-Annual	08/20/2026		37,043,400	0	2,940	2,940	0	(14)
Receive	6-Month CLP-CHILIBOR	5.620	Semi-Annual	10/22/2026		52,420,300	0	2,161	2,161	0	(49)

32	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month CLP-CHILIBOR	5.220%	Semi-Annual	11/19/2026	CLP	26,905,300	$0	$(1,385)	$(1,385)	$5	$0
Receive	6-Month CLP-CHILIBOR	5.960	Semi-Annual	01/18/2027		37,800,000	0	496	496	0	(10)
Receive	6-Month CLP-CHILIBOR	5.975	Semi-Annual	01/18/2027		16,508,200	0	208	208	0	(4)
Receive	6-Month CLP-CHILIBOR	6.220	Semi-Annual	03/11/2027		46,769,000	1,897	(2,194)	(297)	0	(78)
Receive	6-Month CLP-CHILIBOR	6.760	Semi-Annual	04/18/2027		33,032,800	0	(214)	(214)	0	(56)
Receive	6-Month CLP-CHILIBOR	6.885	Semi-Annual	05/13/2027		47,835,800	0	(766)	(766)	0	(55)
Pay	6-Month CLP-CHILIBOR	6.230	Semi-Annual	05/27/2027		48,685,700	(4)	(398)	(402)	34	0
Pay	6-Month CLP-CHILIBOR	6.207	Semi-Annual	05/31/2027		53,363,100	0	(479)	(479)	39	0
Receive	6-Month CLP-CHILIBOR	7.161	Semi-Annual	06/17/2027		84,399,400	0	(2,817)	(2,817)	0	(60)
Receive	6-Month CLP-CHILIBOR	7.174	Semi-Annual	06/17/2027		50,663,400	0	(1,717)	(1,717)	0	(36)
Receive	6-Month CLP-CHILIBOR	7.480	Semi-Annual	09/23/2027		39,184,900	0	(2,490)	(2,490)	0	(116)
Receive	6-Month CLP-CHILIBOR	7.700	Semi-Annual	09/26/2027		19,765,100	0	(1,436)	(1,436)	0	(60)
Pay	6-Month CLP-CHILIBOR	6.936	Semi-Annual	10/18/2027		44,035,100	0	946	946	107	0
Pay	6-Month CLP-CHILIBOR	6.804	Semi-Annual	10/19/2027		40,372,000	0	631	631	96	0
Pay	6-Month CLP-CHILIBOR	5.261	Semi-Annual	11/17/2027		60,180,600	0	(3,001)	(3,001)	87	0
Pay	6-Month CLP-CHILIBOR	5.280	Semi-Annual	11/17/2027		61,454,300	0	(3,013)	(3,013)	89	0
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	11/17/2027		14,988,800	0	(721)	(721)	22	0
Pay	6-Month CLP-CHILIBOR	5.358	Semi-Annual	11/18/2027		38,109,400	0	(1,728)	(1,728)	54	0
Pay	6-Month CLP-CHILIBOR	5.420	Semi-Annual	11/18/2027		114,815,100	0	(4,883)	(4,883)	163	0
Pay	6-Month CLP-CHILIBOR	5.530	Semi-Annual	11/18/2027		38,371,600	0	(1,440)	(1,440)	55	0
Receive	6-Month CLP-CHILIBOR	5.684	Semi-Annual	12/14/2027		37,581,200	0	962	962	0	(46)
Receive	6-Month CLP-CHILIBOR	5.730	Semi-Annual	12/15/2027		17,345,100	0	405	405	0	(21)
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	02/03/2028		59,157,200	0	1,013	1,013	0	(110)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	02/16/2028		45,622,900	0	(36)	(36)	0	(97)
Receive	6-Month CLP-CHILIBOR	6.370	Semi-Annual	03/03/2028		35,480,300	0	(743)	(743)	0	(102)
Receive	6-Month CLP-CHILIBOR	6.380	Semi-Annual	03/03/2028		37,609,100	0	(805)	(805)	0	(108)
Receive	6-Month CLP-CHILIBOR	6.490	Semi-Annual	03/06/2028		76,219,100	0	(2,016)	(2,016)	0	(218)
Receive	6-Month CLP-CHILIBOR	6.320	Semi-Annual	03/07/2028		36,032,800	0	(686)	(686)	0	(103)
Receive	6-Month CLP-CHILIBOR	6.385	Semi-Annual	03/07/2028		22,932,900	0	(503)	(503)	0	(66)
Pay	6-Month CLP-CHILIBOR	5.458	Semi-Annual	03/20/2028		65,873,400	0	(1,148)	(1,148)	194	0
Pay	6-Month CLP-CHILIBOR	5.293	Semi-Annual	03/21/2028		39,594,200	0	(974)	(974)	117	0
Pay	6-Month CLP-CHILIBOR	5.300	Semi-Annual	03/22/2028		51,030,900	0	(1,231)	(1,231)	152	0
Pay	6-Month CLP-CHILIBOR	5.830	Semi-Annual	04/25/2028		14,103,200	69	(428)	(359)	36	0
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	05/31/2028		18,757,300	0	410	410	0	(33)
Receive	6-Month CLP-CHILIBOR	5.798	Semi-Annual	05/31/2028		74,694,800	0	1,567	1,567	0	(133)
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	06/01/2028		37,896,200	0	1,065	1,065	0	(67)
Receive	6-Month CLP-CHILIBOR	5.699	Semi-Annual	06/01/2028		63,930,000	0	1,643	1,643	0	(114)
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	06/13/2028		22,913,200	0	(1,004)	(1,004)	35	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	06/14/2028		23,240,900	0	(1,083)	(1,083)	36	0
Pay	6-Month CLP-CHILIBOR	5.237	Semi-Annual	06/14/2028		31,615,500	0	(1,463)	(1,463)	48	0
Pay	6-Month CLP-CHILIBOR	5.158	Semi-Annual	06/15/2028		106,782,500	0	(5,338)	(5,338)	161	0
Pay	6-Month CLP-CHILIBOR	5.133	Semi-Annual	06/23/2028		42,954,000	0	(2,137)	(2,137)	63	0
Pay	6-Month CLP-CHILIBOR	5.160	Semi-Annual	07/13/2028		42,308,500	0	(1,878)	(1,878)	69	0
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	08/07/2028		40,390,400	0	(1,292)	(1,292)	87	0
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	08/16/2028		90,919,100	(24)	2,145	2,121	0	(210)
Receive	6-Month CLP-CHILIBOR	5.540	Semi-Annual	08/17/2028		62,110,300	0	1,179	1,179	0	(146)
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	08/17/2028		62,110,300	0	1,148	1,148	0	(146)
Receive	6-Month CLP-CHILIBOR	5.490	Semi-Annual	08/18/2028		35,696,400	0	758	758	0	(85)
Receive	6-Month CLP-CHILIBOR	5.590	Semi-Annual	08/21/2028		71,214,300	0	1,127	1,127	0	(174)
Receive	6-Month CLP-CHILIBOR	5.530	Semi-Annual	08/22/2028		36,186,400	0	672	672	0	(89)
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		85,645,900	0	1,151	1,151	0	(214)
Receive	6-Month CZK-PRIBOR	1.941	Annual	02/21/2025	CZK	401,600	(154)	1,001	847	0	(5)
Pay	6-Month CZK-PRIBOR	1.385	Annual	03/06/2025		895,800	(480)	(1,766)	(2,246)	7	0
Pay	6-Month CZK-PRIBOR	1.113	Annual	03/13/2025		129,900	(130)	(222)	(352)	1	0
Pay	6-Month CZK-PRIBOR	1.124	Annual	03/13/2025		527,700	(518)	(906)	(1,424)	3	0
Pay	6-Month CZK-PRIBOR	0.590	Annual	03/26/2025		282,200	(542)	(332)	(874)	1	0
Pay	6-Month CZK-PRIBOR	0.710	Annual	03/30/2025		237,700	(409)	(302)	(711)	1	0
Receive	6-Month CZK-PRIBOR	0.690	Annual	05/04/2025		185,400	334	488	822	0	(1)
Pay	6-Month CZK-PRIBOR	0.421	Annual	05/15/2025		101,400	(247)	(220)	(467)	0	0
Receive	6-Month CZK-PRIBOR	0.637	Annual	07/24/2025		107,400	241	198	439	0	0
Receive	6-Month CZK-PRIBOR	0.776	Annual	08/20/2025		5,600	12	10	22	0	0
Pay	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025		267,200	(611)	(419)	(1,030)	0	(9)
Receive	6-Month CZK-PRIBOR	1.100	Annual	12/31/2025		1,144,600	1,690	3,052	4,742	34	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month CZK-PRIBOR	1.570%	Annual	03/09/2026	CLP	946,700	$464	$2,639	$3,103	$66	$0
Receive	6-Month CZK-PRIBOR	1.580	Annual	03/19/2026		710,300	349	1,957	2,306	53	0
Pay	6-Month CZK-PRIBOR	1.775	Annual	06/04/2026		848,900	113	(3,723)	(3,610)	0	(64)
Receive	6-Month CZK-PRIBOR	1.934	Annual	07/02/2026		1,432,000	0	5,612	5,612	95	0
Receive	6-Month CZK-PRIBOR	1.972	Annual	07/07/2026		724,600	(123)	2,922	2,799	49	0
Pay	6-Month CZK-PRIBOR	1.715	Annual	07/23/2026		1,307,800	(75)	(5,283)	(5,358)	0	(106)
Receive	6-Month CZK-PRIBOR	2.015	Annual	08/10/2026		3,135,200	2,483	9,075	11,558	295	0
Pay	6-Month CZK-PRIBOR	3.770	Annual	02/11/2027		802,800	0	(667)	(667)	0	(95)
Receive	6-Month CZK-PRIBOR	4.300	Annual	03/18/2027		2,427,400	0	(352)	(352)	315	0
Receive	6-Month CZK-PRIBOR	4.876	Annual	04/19/2027		542,600	0	223	223	72	0
Receive	6-Month CZK-PRIBOR	4.880	Annual	04/19/2027		548,900	0	222	222	73	0
Receive	6-Month CZK-PRIBOR	5.370	Annual	05/13/2027		1,458,000	0	(691)	(691)	185	0
Receive	6-Month CZK-PRIBOR	5.285	Annual	05/20/2027		2,031,600	0	(749)	(749)	257	0
Receive	6-Month CZK-PRIBOR	5.185	Annual	05/24/2027		1,559,400	0	(341)	(341)	197	0
Receive	6-Month CZK-PRIBOR	5.640	Annual	06/10/2027		1,737,000	0	(1,769)	(1,769)	209	0
Pay	6-Month CZK-PRIBOR	5.140	Annual	07/11/2027		1,944,900	0	678	678	0	(234)
Pay	6-Month CZK-PRIBOR	5.175	Annual	07/11/2027		2,585,000	13	1,030	1,043	0	(311)
Pay	6-Month CZK-PRIBOR	4.805	Annual	08/19/2027		1,656,800	0	(92)	(92)	0	(245)
Receive	6-Month CZK-PRIBOR	5.538	Annual	09/02/2027		2,336,700	0	(2,649)	(2,649)	347	0
Receive	6-Month CZK-PRIBOR	5.630	Annual	10/03/2027		1,433,850	0	(3,233)	(3,233)	226	0
Receive	6-Month CZK-PRIBOR	5.740	Annual	10/03/2027		917,650	0	(2,271)	(2,271)	144	0
Pay	6-Month CZK-PRIBOR	5.788	Annual	10/20/2027		1,930,700	0	5,070	5,070	0	(297)
Pay	6-Month CZK-PRIBOR	5.103	Annual	11/16/2027		2,607,200	0	3,524	3,524	0	(399)
Pay	6-Month CZK-PRIBOR	4.640	Annual	12/07/2027		1,923,600	0	1,010	1,010	0	(287)
Pay	6-Month CZK-PRIBOR	4.680	Annual	12/08/2027		1,923,600	0	1,176	1,176	0	(285)
Pay	6-Month CZK-PRIBOR	4.560	Annual	12/09/2027		1,923,600	0	729	729	0	(284)
Pay	6-Month CZK-PRIBOR	4.440	Annual	12/12/2027		3,107,400	0	477	477	0	(459)
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/15/2027		596,900	0	(291)	(291)	87	0
Receive	6-Month CZK-PRIBOR	4.590	Annual	12/16/2027		1,524,500	0	(721)	(721)	219	0
Receive	6-Month CZK-PRIBOR	4.600	Annual	12/16/2027		450,700	(24)	(198)	(222)	65	0
Receive	6-Month CZK-PRIBOR	5.175	Annual	02/23/2028		400,300	0	(731)	(731)	66	0
Receive	6-Month CZK-PRIBOR	5.165	Annual	02/24/2028		850,000	(627)	(909)	(1,536)	141	0
Receive	6-Month CZK-PRIBOR	5.215	Annual	02/24/2028		2,100,300	(1,754)	(2,247)	(4,001)	349	0
Pay	6-Month CZK-PRIBOR	4.630	Annual	03/21/2028		1,031,800	0	887	887	0	(181)
Pay	6-Month CZK-PRIBOR	4.420	Annual	03/22/2028		1,173,200	0	529	529	0	(207)
Pay	6-Month CZK-PRIBOR	4.510	Annual	03/22/2028		1,031,800	0	647	647	0	(181)
Receive	6-Month CZK-PRIBOR	5.070	Annual	04/20/2028		921,900	0	(209)	(209)	161	0
Receive	6-Month CZK-PRIBOR	5.090	Annual	04/20/2028		1,112,400	0	(296)	(296)	194	0
Pay	6-Month CZK-PRIBOR	4.695	Annual	05/04/2028		1,061,900	0	(470)	(470)	0	(183)
Pay	6-Month CZK-PRIBOR	4.735	Annual	05/04/2028		872,300	0	(318)	(318)	0	(150)
Receive	6-Month CZK-PRIBOR	4.615	Annual	07/11/2028		2,551,600	77	743	820	404	0
Receive(5)	6-Month CZK-PRIBOR	4.730	Annual	10/03/2028		1,946,000	0	(323)	(323)	0	(323)
Receive	6-Month CZK-PRIBOR	3.340	Annual	01/06/2032		1,460,900	6,237	(1,538)	4,699	505	0
Pay	6-Month CZK-PRIBOR	4.420	Annual	05/05/2032		78,800	129	(201)	(72)	0	(31)
Pay	6-Month CZK-PRIBOR	4.195	Annual	03/21/2033		1,347,300	34	(427)	(393)	0	(569)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		576,800	0	(117)	(117)	0	(244)
Receive	6-Month CZK-PRIBOR	4.420	Annual	06/01/2033		1,567,100	(274)	1,577	1,303	648	0
Pay	6-Month CZK-PRIBOR	4.455	Annual	06/01/2033		135,900	265	(361)	(96)	0	(56)
Receive(5)	6-Month CZK-PRIBOR	4.638	Annual	10/03/2033		1,033,000	0	(334)	(334)	0	(334)
Receive(5)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026	EUR	21,700	(26)	45	19	0	(8)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		209,700	(3,691)	(2,469)	(6,160)	0	(104)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		195,400	5,150	6,030	11,180	0	(619)
Receive	6-Month HUF-BBR	1.415	Annual	02/21/2025	HUF	12,565,900	580	3,446	4,026	62	0
Receive	6-Month HUF-BBR	1.465	Annual	02/24/2025		6,283,100	254	1,731	1,985	33	0
Receive	6-Month HUF-BBR	1.520	Annual	02/24/2025		3,926,800	133	1,097	1,230	20	0
Receive	6-Month HUF-BBR	1.450	Annual	02/25/2025		2,764,500	117	757	874	14	0
Pay	6-Month HUF-BBR	0.990	Annual	03/06/2025		12,219,600	(1,189)	(2,791)	(3,980)	0	(69)
Pay	6-Month HUF-BBR	0.860	Annual	03/13/2025		7,174,900	(817)	(1,539)	(2,356)	0	(42)
Pay	6-Month HUF-BBR	1.005	Annual	03/16/2025		7,015,000	(680)	(1,547)	(2,227)	0	(42)
Receive	6-Month HUF-BBR	0.980	Annual	03/24/2025		16,027,500	1,617	3,407	5,024	98	0
Pay	6-Month HUF-BBR	0.640	Annual	03/30/2025		8,685,400	(1,249)	(1,579)	(2,828)	0	(55)
Receive	6-Month HUF-BBR	1.380	Annual	04/15/2025		3,720,800	198	1,660	1,858	26	0
Receive	6-Month HUF-BBR	1.330	Annual	04/16/2025		5,483,800	327	2,427	2,754	39	0

34	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month HUF-BBR	1.360%	Annual	04/16/2025	HUF	584,100	$33	$260	$293	$4	$0
Pay	6-Month HUF-BBR	1.088	Annual	05/15/2025		7,937,600	(925)	(3,004)	(3,929)	0	(47)
Pay	6-Month HUF-BBR	0.905	Annual	06/05/2025		8,020,700	(1,104)	(2,781)	(3,885)	0	(40)
Pay	6-Month HUF-BBR	0.808	Annual	08/07/2025		4,274,500	(671)	(1,204)	(1,875)	0	(28)
Receive	6-Month HUF-BBR	0.850	Annual	08/10/2025		463,700	71	131	202	3	0
Receive	6-Month HUF-BBR	1.085	Annual	08/14/2025		18,513,500	2,339	5,461	7,800	130	0
Pay	6-Month HUF-BBR	1.085	Annual	11/16/2025		6,799,800	(838)	(2,856)	(3,694)	0	(60)
Pay	6-Month HUF-BBR	1.115	Annual	01/08/2026		18,304,400	(2,288)	(6,694)	(8,982)	0	(126)
Receive	6-Month HUF-BBR	1.220	Annual	01/15/2026		9,941,500	1,102	3,670	4,772	77	0
Receive	6-Month HUF-BBR	1.230	Annual	01/15/2026		15,498,800	1,697	5,731	7,428	120	0
Receive	6-Month HUF-BBR	1.980	Annual	03/09/2026		10,484,500	9	3,960	3,969	124	0
Receive	6-Month HUF-BBR	1.958	Annual	03/19/2026		21,108,600	84	7,838	7,922	255	0
Pay	6-Month HUF-BBR	1.920	Annual	04/16/2026		1,848,000	(17)	(1,051)	(1,068)	0	(25)
Pay	6-Month HUF-BBR	2.499	Annual	07/05/2026		8,174,200	214	(4,050)	(3,836)	0	(86)
Receive	6-Month HUF-BBR	2.558	Annual	08/06/2026		21,624,900	976	8,545	9,521	298	0
Receive	6-Month HUF-BBR	2.720	Annual	09/13/2026		16,557,940	915	5,721	6,636	263	0
Receive	6-Month HUF-BBR	4.700	Annual	12/27/2026		8,203,400	65	2,176	2,241	114	0
Pay	6-Month HUF-BBR	5.060	Annual	02/18/2027		21,565,400	0	(4,426)	(4,426)	0	(375)
Receive	6-Month HUF-BBR	5.500	Annual	03/04/2027		17,400,200	0	2,575	2,575	313	0
Receive	6-Month HUF-BBR	6.100	Annual	03/11/2027		20,219,900	2,183	(391)	1,792	369	0
Receive	6-Month HUF-BBR	6.280	Annual	03/18/2027		22,466,000	1,779	(264)	1,515	413	0
Receive	6-Month HUF-BBR	7.640	Annual	05/13/2027		22,982,600	0	2,826	2,826	420	0
Pay	6-Month HUF-BBR	10.100	Annual	07/15/2027		20,227,800	0	3,006	3,006	0	(336)
Pay	6-Month HUF-BBR	10.070	Annual	07/18/2027		17,745,300	0	2,596	2,596	0	(300)
Pay	6-Month HUF-BBR	9.625	Annual	08/15/2027		23,861,400	0	3,028	3,028	0	(455)
Receive	6-Month HUF-BBR	11.650	Annual	09/09/2027		8,065,900	0	(2,642)	(2,642)	163	0
Receive	6-Month HUF-BBR	11.524	Annual	09/12/2027		25,811,300	0	(8,195)	(8,195)	523	0
Pay	6-Month HUF-BBR	10.640	Annual	09/29/2027		6,781,200	(740)	2,454	1,714	0	(138)
Pay	6-Month HUF-BBR	12.500	Annual	10/19/2027		13,486,900	0	7,331	7,331	0	(287)
Pay	6-Month HUF-BBR	12.510	Annual	10/19/2027		24,742,600	0	13,478	13,478	0	(527)
Pay	6-Month HUF-BBR	11.350	Annual	11/11/2027		3,696,300	339	1,219	1,558	0	(75)
Pay	6-Month HUF-BBR	9.800	Annual	11/16/2027		28,570,314	0	7,015	7,015	0	(569)
Pay	6-Month HUF-BBR	10.000	Annual	11/18/2027		4,081,400	0	1,101	1,101	0	(81)
Pay	6-Month HUF-BBR	9.750	Annual	11/22/2027		3,628,786	0	884	884	0	(71)
Receive	6-Month HUF-BBR	10.050	Annual	12/15/2027		15,033,100	40	(4,500)	(4,460)	277	0
Receive	6-Month HUF-BBR	10.340	Annual	12/15/2027		16,210,500	0	(5,348)	(5,348)	300	0
Receive	6-Month HUF-BBR	9.900	Annual	12/16/2027		7,883,500	0	(2,210)	(2,210)	144	0
Receive	6-Month HUF-BBR	10.460	Annual	12/21/2027		18,654,600	0	(6,501)	(6,501)	338	0
Receive	6-Month HUF-BBR	10.700	Annual	12/22/2027		13,997,700	0	(5,283)	(5,283)	253	0
Receive	6-Month HUF-BBR	11.140	Annual	12/23/2027		2,716,000	0	(1,171)	(1,171)	49	0
Pay	6-Month HUF-BBR	8.650	Annual	01/19/2028		7,162,300	0	1,130	1,130	0	(132)
Pay	6-Month HUF-BBR	8.320	Annual	01/20/2028		7,142,600	0	860	860	0	(133)
Pay	6-Month HUF-BBR	8.550	Annual	01/24/2028		10,592,800	0	1,577	1,577	0	(200)
Pay	6-Month HUF-BBR	8.500	Annual	01/25/2028		49,476,600	(986)	8,121	7,135	0	(938)
Receive	6-Month HUF-BBR	9.490	Annual	04/11/2028		23,570,900	0	(2,120)	(2,120)	538	0
Receive	6-Month HUF-BBR	9.500	Annual	04/11/2028		9,662,000	0	(880)	(880)	220	0
Receive	6-Month HUF-BBR	9.510	Annual	04/11/2028		13,183,400	9	(1,224)	(1,215)	301	0
Pay	6-Month HUF-BBR	8.800	Annual	04/27/2028		11,676,400	0	269	269	0	(257)
Pay	6-Month HUF-BBR	8.712	Annual	04/28/2028		27,425,800	2,144	(1,765)	379	0	(601)
Pay	6-Month HUF-BBR	8.740	Annual	04/28/2028		55,136,900	4,017	(3,080)	937	0	(1,208)
Receive	6-Month PLN-WIBOR	1.933	Annual	01/17/2025	PLN	298,500	(1,972)	4,537	2,565	9	0
Pay	6-Month PLN-WIBOR	1.823	Annual	02/14/2025		344,400	2,041	(5,012)	(2,971)	0	(40)
Pay	6-Month PLN-WIBOR	1.540	Annual	03/02/2025		302,300	1,027	(3,899)	(2,872)	0	(47)
Pay	6-Month PLN-WIBOR	1.145	Annual	03/13/2025		33,900	(11)	(342)	(353)	0	(5)
Receive	6-Month PLN-WIBOR	0.830	Annual	03/30/2025		64,100	221	520	741	11	0
Pay	6-Month PLN-WIBOR	0.560	Annual	04/17/2025		34,500	(215)	(490)	(705)	0	(7)
Pay	6-Month PLN-WIBOR	0.635	Annual	05/08/2025		2,200	(12)	(31)	(43)	0	0
Receive	6-Month PLN-WIBOR	0.705	Annual	05/29/2025		38,800	258	484	742	4	0
Pay	6-Month PLN-WIBOR	0.585	Annual	09/22/2025		65,900	(564)	(548)	(1,112)	0	(9)
Pay	6-Month PLN-WIBOR	0.580	Annual	01/11/2026		120,700	(1,114)	(1,531)	(2,645)	0	(4)
Receive	6-Month PLN-WIBOR	0.730	Annual	02/05/2026		107,000	824	1,344	2,168	12	0
Receive	6-Month PLN-WIBOR	0.890	Annual	02/12/2026		332,300	1,953	4,406	6,359	41	0
Receive	6-Month PLN-WIBOR	1.229	Annual	03/09/2026		107,900	204	1,508	1,712	16	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	35

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	6-Month PLN-WIBOR	1.188%	Annual	03/19/2026	PLN	269,600	$786	$3,499	$4,285	$40	$0
Receive	6-Month PLN-WIBOR	1.465	Annual	06/07/2026		68,800	(13)	1,460	1,447	8	0
Pay	6-Month PLN-WIBOR	1.450	Annual	07/05/2026		13,800	5	(291)	(286)	0	(1)
Receive	6-Month PLN-WIBOR	1.405	Annual	08/10/2026		468,900	1,044	8,491	9,535	99	0
Pay	6-Month PLN-WIBOR	2.185	Annual	10/08/2026		30,420	0	(510)	(510)	0	(8)
Receive	6-Month PLN-WIBOR	2.983	Annual	11/08/2026		345,100	192	3,143	3,335	85	0
Pay	6-Month PLN-WIBOR	3.525	Annual	12/24/2026		55,200	0	(243)	(243)	0	(9)
Pay	6-Month PLN-WIBOR	3.600	Annual	12/27/2026		54,300	0	(204)	(204)	0	(9)
Receive	6-Month PLN-WIBOR	3.739	Annual	01/03/2027		67,900	96	76	172	10	0
Receive	6-Month PLN-WIBOR	4.219	Annual	02/04/2027		327,800	(182)	(479)	(661)	84	0
Pay	6-Month PLN-WIBOR	3.934	Annual	03/04/2027		267,300	(3,678)	3,666	(12)	0	(89)
Receive	6-Month PLN-WIBOR	4.830	Annual	03/18/2027		205,200	0	(1,737)	(1,737)	63	0
Receive	6-Month PLN-WIBOR	5.179	Annual	04/01/2027		249,800	0	(878)	(878)	87	0
Receive	6-Month PLN-WIBOR	6.405	Annual	05/20/2027		257,900	0	(3,682)	(3,682)	73	0
Pay	6-Month PLN-WIBOR	6.650	Annual	07/08/2027		308,900	0	5,175	5,175	0	(71)
Pay	6-Month PLN-WIBOR	6.720	Annual	07/11/2027		549,300	1,818	7,708	9,526	0	(133)
Receive	6-Month PLN-WIBOR	6.348	Annual	09/09/2027		878,900	2,890	(16,532)	(13,642)	377	0
Receive	6-Month PLN-WIBOR	6.650	Annual	09/29/2027		358,600	2,236	(8,800)	(6,564)	153	0
Pay	6-Month PLN-WIBOR	7.453	Annual	10/19/2027		465,100	0	15,850	15,850	0	(207)
Pay	6-Month PLN-WIBOR	6.455	Annual	11/16/2027		307,055	0	7,286	7,286	0	(140)
Pay	6-Month PLN-WIBOR	6.365	Annual	11/17/2027		202,700	0	4,620	4,620	0	(93)
Pay	6-Month PLN-WIBOR	6.310	Annual	11/18/2027		191,900	0	4,264	4,264	0	(88)
Pay	6-Month PLN-WIBOR	5.800	Annual	12/07/2027		399,500	0	6,820	6,820	0	(181)
Pay	6-Month PLN-WIBOR	5.750	Annual	12/08/2027		199,800	0	3,317	3,317	0	(90)
Pay	6-Month PLN-WIBOR	5.830	Annual	12/08/2027		399,500	0	6,965	6,965	0	(180)
Pay	6-Month PLN-WIBOR	5.670	Annual	12/09/2027		239,000	0	3,758	3,758	0	(108)
Pay	6-Month PLN-WIBOR	5.490	Annual	12/12/2027		241,100	0	3,345	3,345	0	(109)
Pay	6-Month PLN-WIBOR	5.525	Annual	12/12/2027		79,900	0	1,138	1,138	0	(36)
Receive	6-Month PLN-WIBOR	5.660	Annual	12/14/2027		73,500	0	(1,151)	(1,151)	33	0
Receive	6-Month PLN-WIBOR	5.610	Annual	12/15/2027		105,000	0	(1,590)	(1,590)	47	0
Receive	6-Month PLN-WIBOR	5.750	Annual	12/15/2027		227,400	0	(3,777)	(3,777)	101	0
Receive	6-Month PLN-WIBOR	5.600	Annual	12/16/2027		193,500	0	(2,911)	(2,911)	85	0
Pay	6-Month PLN-WIBOR	5.300	Annual	01/12/2028		242,600	0	2,934	2,934	0	(111)
Pay	6-Month PLN-WIBOR	4.840	Annual	08/22/2028		184,500	934	(517)	417	0	(138)
Receive	28-Day MXN-TIIE	6.440	Lunar	01/28/2025	MXN	1,137,700	(1,705)	5,691	3,986	0	(34)
Receive	28-Day MXN-TIIE	6.390	Lunar	02/20/2025		256,400	(356)	1,303	947	0	(9)
Receive	28-Day MXN-TIIE	6.880	Lunar	03/18/2025		66,200	(148)	375	227	0	(3)
Receive	28-Day MXN-TIIE	6.950	Lunar	03/20/2025		355,100	(839)	2,032	1,193	0	(16)
Pay	28-Day MXN-TIIE	6.210	Lunar	03/28/2025		656,100	704	(3,290)	(2,586)	28	0
Pay	28-Day MXN-TIIE	6.230	Lunar	04/07/2025		462,100	521	(2,317)	(1,796)	21	0
Pay	28-Day MXN-TIIE	5.443	Lunar	04/17/2025		298,300	(104)	(1,324)	(1,428)	13	0
Pay	28-Day MXN-TIIE	5.440	Lunar	05/01/2025		216,700	(75)	(946)	(1,021)	10	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		358,200	(347)	(1,430)	(1,777)	16	0
Receive	28-Day MXN-TIIE	4.830	Lunar	06/25/2025		23,400	37	94	131	0	(1)
Receive	28-Day MXN-TIIE	4.849	Lunar	06/25/2025		242,500	377	973	1,350	0	(12)
Receive	28-Day MXN-TIIE	4.775	Lunar	06/26/2025		666,300	1,131	2,620	3,751	0	(33)
Pay	28-Day MXN-TIIE	5.080	Lunar	10/09/2025		496,500	(670)	(2,307)	(2,977)	26	0
Receive	28-Day MXN-TIIE	4.800	Lunar	02/05/2026		1,020,400	2,246	4,745	6,991	0	(61)
Receive	28-Day MXN-TIIE	5.550	Lunar	03/12/2026		529,400	368	2,814	3,182	0	(37)
Receive	28-Day MXN-TIIE	6.095	Lunar	03/20/2026		533,300	(258)	3,206	2,948	0	(40)
Receive	28-Day MXN-TIIE	5.880	Lunar	04/16/2026		238,200	5	1,402	1,407	0	(19)
Receive	28-Day MXN-TIIE	6.255	Lunar	05/21/2026		300,800	0	1,640	1,640	0	(26)
Pay	28-Day MXN-TIIE	6.050	Lunar	06/04/2026		594,700	(267)	(3,095)	(3,362)	53	0
Pay	28-Day MXN-TIIE	6.460	Lunar	06/18/2026		22,900	0	(120)	(120)	2	0
Receive	28-Day MXN-TIIE	6.625	Lunar	09/11/2026		276,450	0	1,441	1,441	0	(30)
Receive	28-Day MXN-TIIE	6.635	Lunar	09/11/2026		276,450	0	1,437	1,437	0	(30)
Receive	28-Day MXN-TIIE	6.740	Lunar	09/17/2026		484,000	0	2,425	2,425	0	(52)
Receive	28-Day MXN-TIIE	7.113	Lunar	09/24/2026		2,537,800	25	11,191	11,216	0	(281)
Receive	28-Day MXN-TIIE	7.170	Lunar	10/09/2026		473,600	0	2,108	2,108	0	(53)
Receive	28-Day MXN-TIIE	7.590	Lunar	10/29/2026		460,300	0	1,789	1,789	0	(53)
Receive	28-Day MXN-TIIE	7.353	Lunar	11/05/2026		857,680	0	3,620	3,620	0	(99)
Pay	28-Day MXN-TIIE	7.273	Lunar	11/12/2026		212,990	0	(918)	(918)	25	0
Pay	28-Day MXN-TIIE	7.300	Lunar	11/12/2026		300,000	0	(1,280)	(1,280)	35	0

36	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	28-Day MXN-TIIE	7.570%	Lunar	11/19/2026	MXN	409,700	$0	$1,562	$1,562	$0	$(48)
Pay	28-Day MXN-TIIE	7.109	Lunar	12/03/2026		2,318,700	0	(10,779)	(10,779)	271	0
Receive	28-Day MXN-TIIE	7.264	Lunar	12/17/2026		665,000	0	2,880	2,880	0	(80)
Receive	28-Day MXN-TIIE	7.673	Lunar	12/31/2026		785,100	0	2,971	2,971	0	(98)
Receive	28-Day MXN-TIIE	7.530	Lunar	01/14/2027		848,700	0	3,347	3,347	0	(107)
Receive	28-Day MXN-TIIE	7.383	Lunar	01/28/2027		776,400	0	3,333	3,333	0	(99)
Pay	28-Day MXN-TIIE	7.460	Lunar	02/04/2027		811,500	0	(3,351)	(3,351)	105	0
Pay	28-Day MXN-TIIE	7.745	Lunar	02/11/2027		412,400	0	(1,495)	(1,495)	54	0
Pay	28-Day MXN-TIIE	8.498	Lunar	03/11/2027		141,600	0	(338)	(338)	20	0
Receive	28-Day MXN-TIIE	8.385	Lunar	03/25/2027		774,600	1,160	893	2,053	0	(112)
Receive	28-Day MXN-TIIE	8.785	Lunar	05/06/2027		775,100	0	1,468	1,468	0	(120)
Receive	28-Day MXN-TIIE	8.770	Lunar	05/13/2027		903,200	0	1,815	1,815	0	(141)
Pay	28-Day MXN-TIIE	8.402	Lunar	05/20/2027		1,327,500	0	(3,495)	(3,495)	205	0
Pay	28-Day MXN-TIIE	8.400	Lunar	05/21/2027		1,377,800	0	(3,624)	(3,624)	213	0
Receive	28-Day MXN-TIIE	9.020	Lunar	06/03/2027		2,058,300	0	3,029	3,029	0	(333)
Receive	28-Day MXN-TIIE	9.070	Lunar	06/24/2027		761,200	0	1,065	1,065	0	(126)
Receive	28-Day MXN-TIIE	9.114	Lunar	06/24/2027		664,800	0	877	877	0	(111)
Pay	28-Day MXN-TIIE	8.810	Lunar	07/01/2027		1,306,400	0	(2,399)	(2,399)	216	0
Pay	28-Day MXN-TIIE	8.280	Lunar	07/29/2027		1,744,000	0	(4,884)	(4,884)	289	0
Pay	28-Day MXN-TIIE	8.124	Lunar	08/05/2027		777,000	(114)	(2,374)	(2,488)	129	0
Receive	28-Day MXN-TIIE	8.921	Lunar	08/25/2027		2,496,500	0	4,050	4,050	0	(435)
Receive	28-Day MXN-TIIE	9.060	Lunar	09/14/2027		1,731,000	0	2,399	2,399	0	(308)
Receive	28-Day MXN-TIIE	9.190	Lunar	09/17/2027		1,100,100	0	1,240	1,240	0	(197)
Receive	28-Day MXN-TIIE	9.536	Lunar	09/22/2027		1,148,800	0	518	518	0	(209)
Pay	28-Day MXN-TIIE	9.290	Lunar	09/23/2027		656,300	0	(599)	(599)	118	0
Pay	28-Day MXN-TIIE	9.300	Lunar	09/24/2027		1,003,900	0	(893)	(893)	181	0
Pay	28-Day MXN-TIIE	9.382	Lunar	10/12/2027		1,791,700	0	(1,350)	(1,350)	328	0
Pay	28-Day MXN-TIIE	8.600	Lunar	11/05/2027		970,000	0	(2,212)	(2,212)	174	0
Pay	28-Day MXN-TIIE	8.616	Lunar	11/05/2027		1,356,000	0	(3,050)	(3,050)	243	0
Pay	28-Day MXN-TIIE	8.630	Lunar	11/09/2027		862,900	34	(1,935)	(1,901)	155	0
Pay	28-Day MXN-TIIE	8.453	Lunar	11/30/2027		4,257,400	0	(11,017)	(11,017)	769	0
Pay	28-Day MXN-TIIE	8.480	Lunar	11/30/2027		1,346,600	0	(3,406)	(3,406)	244	0
Receive	28-Day MXN-TIIE	8.485	Lunar	01/24/2028		940,000	0	2,387	2,387	0	(176)
Receive	28-Day MXN-TIIE	8.940	Lunar	02/07/2028		1,065,900	0	1,649	1,649	0	(204)
Receive	28-Day MXN-TIIE	9.215	Lunar	02/09/2028		1,217,600	0	1,191	1,191	0	(236)
Receive	28-Day MXN-TIIE	9.345	Lunar	02/16/2028		875,500	0	683	683	0	(171)
Pay	28-Day MXN-TIIE	8.438	Lunar	03/20/2028		2,625,000	0	(6,960)	(6,960)	505	0
Receive	28-Day MXN-TIIE	8.728	Lunar	05/22/2028		1,838,100	0	3,694	3,694	0	(369)
Receive	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		415,000	426	880	1,306	0	(83)
Receive	28-Day MXN-TIIE	8.765	Lunar	08/02/2028		1,465,000	574	2,329	2,903	0	(303)
Pay	28-Day MXN-TIIE	9.890	Lunar	09/22/2028		678,900	0	447	447	149	0
Pay	28-Day MXN-TIIE	8.250	Lunar	12/02/2032		992,100	0	(4,277)	(4,277)	230	0
Receive	28-Day MXN-TIIE	8.800	Lunar	02/02/2033		761,000	0	1,821	1,821	0	(184)
Receive	28-Day MXN-TIIE	8.755	Lunar	02/03/2033		475,100	0	1,210	1,210	0	(114)
Receive	28-Day MXN-TIIE	8.844	Lunar	02/07/2033		891,300	0	2,083	2,083	0	(215)
Pay	28-Day MXN-TIIE	8.374	Lunar	03/14/2033		1,146,900	0	(4,598)	(4,598)	272	0
Pay	28-Day MXN-TIIE	8.281	Lunar	03/28/2033		617,600	0	(2,644)	(2,644)	146	0
Receive	28-Day MXN-TIIE	8.563	Lunar	05/16/2033		615,600	0	2,055	2,055	0	(149)
Pay	28-Day MXN-TIIE	8.055	Lunar	06/13/2033		323,700	53	(1,736)	(1,683)	76	0
Receive	28-Day MXN-TIIE	8.500	Lunar	07/25/2033		1,511,600	401	5,164	5,565	0	(365)
Receive	28-Day MXN-TIIE	8.645	Lunar	07/27/2033		775,400	0	2,434	2,434	0	(189)
Receive	28-Day MXN-TIIE	8.990	Lunar	08/10/2033		665,500	0	1,211	1,211	0	(165)
Pay	28-Day MXN-TIIE	9.765	Lunar	09/16/2033		485,800	0	508	508	126	0
Receive(5)	CAONREPO Index	3.750	Semi-Annual	03/20/2026	CAD	836,000	12,558	(1,065)	11,493	0	(890)
Receive(5)	CAONREPO Index	3.250	Semi-Annual	03/20/2029		302,200	9,743	(695)	9,048	0	(580)
Receive(5)	CAONREPO Index	3.250	Semi-Annual	03/20/2034		422,100	18,777	2,110	20,887	0	(980)
Pay(5)	CAONREPO Index	3.250	Semi-Annual	03/20/2054		61,600	(3,701)	(848)	(4,549)	385	0
Receive	CPURNSA	2.525	Maturity	06/07/2033	$	21,100	121	83	204	0	(53)
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	198	198	0	(167)

							$126,181	$113,111	$239,292	$46,180	$(53,669)

Total Swap Agreements							$110,216	$111,715	$221,931	$46,298	$(54,273)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$40,816	$46,333	$87,149	$0	$(27,537)	$(54,406)	$(81,943)

(h)

Securities with an aggregate market value of $55,919 and cash of $414,090 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)

Unsettled variation margin asset of $29 and liability of $(576) for closed futures and unsettled variation margin asset of $35 and liability of $(133) for closed swap agreements is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
AZD	03/2024		CNH	214,362	$		29,741	$93	$0
BOA	10/2023	$		2,186		MXN	38,007	0	(6)
	11/2023		CLP	43,584	$		51	2	0
	11/2023		EUR	26,997			28,958	365	0
	11/2023		GBP	3,682			4,592	99	0
	11/2023	$		7,965		EUR	7,375	0	(153)
	11/2023			8,064		JPY	1,180,400	0	(111)
	11/2023			2,095		ZAR	40,093	13	0
	12/2023		HKD	253,475	$		32,440	18	0
	12/2023		INR	4,466,266			53,656	114	0
	12/2023		KRW	26,792,056			20,167	277	0

38	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	12/2023	$		21,514		CLP	19,184,045	$0	$(54)
	01/2024		HUF	1,391,023	$		3,762	47	0
	01/2024		PLN	176,242			40,408	243	0
	03/2024		CNH	368,313			50,852	46	(134)
	03/2024	$		15,800		IDR	243,650,844	0	(94)
BPS	10/2023		THB	4,858,461	$		136,332	2,713	0
	10/2023		TRY	8,009			293	1	0
	10/2023	$		448		TRY	12,206	0	(3)
	10/2023			14,749		ZAR	274,716	0	(259)
	10/2023		ZAR	2,424,230	$		127,215	0	(635)
	11/2023		CAD	673,138			501,437	5,550	0
	11/2023		EUR	4,322			4,688	111	0
	11/2023		JPY	9,953,473			69,888	2,824	0
	11/2023		NZD	19,567			11,876	149	(1)
	11/2023		TRY	20,226			712	8	0
	11/2023	$		6,200		CAD	8,376	0	(30)
	11/2023			10,783		EUR	9,959	0	(234)
	11/2023			2,149		GBP	1,688	0	(89)
	11/2023			699		TRY	19,726	0	(12)
	12/2023		CHF	225,123	$		252,100	4,057	(55)
	12/2023		EUR	22,125			23,372	0	(106)
	12/2023		GBP	167,125			205,107	1,409	(323)
	12/2023		HUF	6,884,052			18,200	0	(255)
	12/2023		MXN	1,825,826			102,408	0	(1,101)
	12/2023		NOK	569,027			52,900	0	(412)
	12/2023		RON	79,295			17,000	167	0
	12/2023	$		2,970		MXN	51,540	0	(48)
	12/2023			1,427		SGD	1,945	1	0
	12/2023			13		TWD	411	0	0
	03/2024		CNH	247,014	$		34,322	158	0
BRC	10/2023		COP	83,026,445			20,428	93	0
	10/2023		JPY	55,190,000			389,777	20,120	0
	10/2023		TRY	14,046			508	7	0
	10/2023	$		20,379		COP	83,026,445	0	(108)
	10/2023			1,030		CZK	23,668	0	(5)
	10/2023			607		ZAR	11,392	0	(6)
	11/2023		CHF	99,085	$		111,167	2,423	0
	11/2023		EUR	3,664			4,018	137	0
	11/2023		GBP	155,794			193,420	3,288	0
	11/2023		JPY	11,000,000			78,202	4,193	0
	11/2023	$		3,934		CAD	5,325	6	(17)
	11/2023			2,305		EUR	2,096	0	(85)
	11/2023			5,942		GBP	4,675	0	(236)
	11/2023			6,599		MXN	115,000	0	(50)
	11/2023			24,803		NOK	266,110	105	0
	11/2023			1,010		SEK	11,145	12	0
	12/2023		CLP	5,706,620	$		6,278	0	(106)
	12/2023		JPY	5,070,151			34,800	435	0
	12/2023	$		6,315		HKD	49,311	0	(8)
	12/2023			1,647		MXN	28,470	0	(33)
	01/2024		JPY	30,400,000	$		206,924	142	0
	01/2024		PLN	24,002			5,486	16	0
	01/2024	$		12,975		PLN	56,731	0	(46)
CBK	10/2023		BRL	743,903	$		150,959	2,964	0
	10/2023	$		148,906		BRL	743,903	0	(911)
	10/2023			2,126		MXN	37,110	0	(1)
	11/2023		BRL	55,959	$		11,477	393	0
	11/2023		CAD	7,911			5,892	64	0

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
	11/2023		EUR	6,266	$		6,739	$102	$0
	11/2023		GBP	4,359			5,475	155	0
	11/2023		ILS	6,199			1,879	249	0
	11/2023		RON	17,694			3,800	43	0
	11/2023		SEK	1,388,169			130,711	3,430	0
	11/2023	$		1,596		AUD	2,480	1	0
	11/2023			3,552		CAD	4,767	0	(40)
	11/2023			2,844		CHF	2,464	0	(140)
	11/2023			12,175		EUR	11,362	3	(143)
	11/2023			18,876		GBP	14,849	0	(755)
	11/2023			108,806		MXN	1,895,943	0	(834)
	11/2023			72,395		PEN	269,136	0	(1,480)
	12/2023		COP	1,742,420	$		432	13	0
	12/2023		JPY	2,336,985			15,900	60	0
	12/2023		PLN	61,741			14,300	209	0
	12/2023		TWD	52,827			1,657	10	0
	12/2023	$		4,550		ILS	17,336	17	(4)
	12/2023			11		KRW	14,094	0	0
	12/2023			4,280		MXN	75,653	30	(21)
	12/2023			1		PHP	28	0	0
	03/2024		IDR	186,708,375	$		12,110	75	0
	03/2024		TWD	84,587			2,677	18	0
DUB	10/2023		CZK	307,609			13,395	71	0
	10/2023		THB	2,750,699			77,360	1,710	0
	10/2023	$		20,877		COP	83,026,445	0	(542)
	10/2023			704		ZAR	13,485	7	0
	11/2023		EUR	33,876	$		37,367	1,487	0
	11/2023		NZD	10,664			6,477	86	0
	11/2023		RON	98,707			21,157	199	0
	11/2023		SEK	109,263			10,317	298	0
	11/2023	$		19,535		EUR	17,710	0	(778)
	11/2023			1,515		GBP	1,193	0	(59)
	12/2023		BRL	184,881	$		36,200	0	(227)
	12/2023		IDR	1,157,471,683			75,056	359	0
	12/2023		ILS	289,210			75,978	0	(143)
	12/2023		KRW	17,856,212			13,465	209	0
	12/2023		PHP	161,570			2,846	0	(8)
	03/2024		CNH	175,291			24,326	83	0
FAR	10/2023		BRL	11,162			2,229	8	0
	10/2023	$		2,295		BRL	11,162	0	(75)
	11/2023		BRL	11,211	$		2,295	75	0
GLM	10/2023			484,224			96,698	365	0
	10/2023		MYR	133,316			28,569	72	0
	10/2023	$		97,499		BRL	484,224	0	(1,166)
	10/2023			40,683		MXN	708,157	47	(178)
	10/2023		ZAR	47,069	$		2,457	0	(26)
	11/2023		BRL	192			39	1	0
	11/2023	$		390		BRL	1,965	0	(1)
	11/2023			9		MXN	150	0	0
	11/2023			208		TRY	5,821	0	(6)
	12/2023		EUR	14,688	$		15,714	129	0
	12/2023		MXN	12,013			692	11	0
	01/2024		BRL	489,491			97,460	1,157	0
	03/2024		CNH	113,975			15,796	33	0
	03/2024		IDR	223,274,882			14,498	105	0
	03/2024	$		40,720		CNH	294,184	0	(33)
	03/2024			10		IDR	157,974	0	0
IND	11/2023			2,968		GBP	2,341	0	(111)

40	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
JPM	10/2023		CLP	47,120,448	$		53,025	$55	$0
	10/2023		MXN	68,372			3,894	0	(21)
	10/2023	$		141		CZK	3,275	1	0
	11/2023		AUD	57,442	$		37,164	179	0
	11/2023		EUR	2,867			3,111	74	0
	11/2023		GBP	596			753	25	0
	11/2023		NOK	756,723			74,359	3,531	0
	11/2023	$		2,721		AUD	4,227	7	(6)
	11/2023			134,807		BRL	678,522	0	(406)
	11/2023			1,251		CAD	1,687	0	(9)
	11/2023			4,387		EUR	4,042	2	(108)
	11/2023			98,515		GBP	77,274	0	(4,208)
	11/2023			4,183		MXN	72,399	0	(60)
	11/2023			9,504		ZAR	180,207	3	(29)
	12/2023		CLP	10,474,694	$		11,674	0	(44)
	12/2023		CZK	484,050			21,000	65	0
	12/2023		EUR	14,688			15,712	127	0
	12/2023		GBP	54,063			66,505	508	0
	12/2023		INR	6,034,948			72,316	34	(65)
	12/2023		KRW	52,605,140			39,100	47	0
	12/2023		MXN	3,509,329			202,299	3,349	0
	12/2023		PHP	3,826,972			67,400	0	(186)
	12/2023		RON	137,820			29,300	43	0
	12/2023		SGD	134,044			98,797	392	0
	12/2023		TWD	2,209,682			69,866	982	0
	12/2023	$		1,657		TWD	52,827	0	(10)
	03/2024		IDR	236,895,476	$		15,344	74	0
	03/2024		TWD	52,827			1,672	12	0
MBC	10/2023		JPY	2,170,000			16,016	1,465	0
	11/2023		EUR	4,608			4,909	29	0
	11/2023		TRY	16,860			598	12	0
	11/2023	$		1,039		AUD	1,607	0	(4)
	11/2023			653		TRY	18,372	0	(14)
	12/2023		ILS	426,730	$		112,064	0	(252)
	12/2023	$		38,300		INR	3,202,071	86	0
	01/2024			11,843		HUF	4,347,641	0	(231)
	03/2024		IDR	101,823,104	$		6,605	42	0
	03/2024		TWD	37,199			1,179	10	0
MYI	10/2023		MYR	481,129			103,119	277	0
	10/2023	$		931		TRY	25,828	0	(10)
	10/2023			811		ZAR	15,534	10	(2)
	11/2023		CAD	5,081	$		3,754	11	0
	11/2023	$		5,632		AUD	8,736	0	(7)
	11/2023			1,644		CAD	2,210	0	(16)
	11/2023			25,051		SEK	277,570	399	0
	11/2023			45,166		ZAR	859,620	41	0
	12/2023		GBP	35,000	$		42,758	31	0
	12/2023		HKD	233,043			29,837	28	0
	12/2023		KRW	78,394,106			59,084	886	0
	12/2023		TWD	1,122,888			35,825	820	0
	12/2023	$		30,800		MYR	143,235	0	(76)
	03/2024		CNH	249,714	$		34,627	90	0
	03/2024		IDR	130,754,643			8,501	72	0
	03/2024	$		5,677		IDR	87,373,203	0	(44)
NGF	03/2024		TWD	910,325	$		28,964	352	0
RBC	11/2023		CAD	6,771			5,011	23	0
	11/2023	$		4,305		EUR	3,898	0	(177)
	11/2023			184,460		MXN	3,209,850	0	(1,665)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	41

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Unrealized Appreciation/ (Depreciation)
								Asset	Liability
RYL	11/2023		GBP	520	$		659	$25	$0
	11/2023		SEK	20,520			1,899	18	0
	11/2023	$		1,567		CAD	2,125	0	(2)
SCX	10/2023			71,975		CLP	61,815,945	0	(2,486)
	10/2023			175		CZK	4,001	0	(1)
	11/2023		AUD	161,123	$		105,798	2,056	0
	11/2023		EUR	22,050			24,416	1,061	0
	11/2023		GBP	706			863	2	0
	11/2023		NOK	112,835			10,798	237	0
	11/2023	$		2,341		GBP	1,860	0	(71)
	12/2023		IDR	714,528,708	$		46,344	232	0
	12/2023		INR	6,424,468			77,109	93	0
	12/2023		PHP	1,823,971			32,064	0	(148)
	12/2023		TWD	1,181,930			37,541	696	0
	03/2024		CNH	245,159			33,864	0	(43)
	03/2024		IDR	26,028,549			1,699	21	0
	03/2024		TWD	1,079,776			34,208	270	0
SOG	10/2023	$		6		TRY	158	0	0
	03/2024		TWD	396,987	$		12,603	126	0
SSB	10/2023	$		39,676		BRL	192,918	0	(1,296)
	12/2023		CLP	28,581,293	$		31,648	0	(323)
	12/2023		COP	106,267,194			26,268	725	0
TOR	10/2023		CLP	32,190,136			36,039	0	(147)
	11/2023		CAD	2,108			1,569	17	0
	11/2023		JPY	55,482,908			392,474	18,645	0
	11/2023	$		79,608		COP	329,994,330	310	0
	12/2023		COP	76,340,250	$		18,500	150	0
	12/2023		INR	3,862,740			46,257	0	(50)
	03/2024		CNH	118,565			16,422	24	0
UAG	10/2023		CZK	292			13	0	0
	10/2023	$		1,571		ZAR	30,282	26	0
	11/2023		EUR	23,919	$		26,382	1,048	0
	11/2023		GBP	30,000			37,167	555	0
	11/2023		NZD	309,586			184,947	621	(1,227)
	11/2023	$		1,304		MXN	22,653	0	(10)
	12/2023		KRW	18,687,675	$		14,106	233	0
	12/2023	$		28,907		COP	116,187,522	0	(980)

Total Forward Foreign Currency Contracts								$105,175	$(26,931)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
BOA	Receive	3-Month MYR-KLIBOR	3.750%	Quarterly	09/20/2028	MYR 1,167,500	$946	$459	$1,405	$0
GST	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2028	1,110,500	1,914	(577)	1,337	0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/20/2028	563,000	(1,219)	(865)	0	(2,084)

							$1,641	$(983)	$2,742	$(2,084)

42	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/ Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MEI	Pay	BOVESPA Index	4,703	0.000% (3-Month U.S. Treasury Bill rate plus a specified spread)	Maturity	10/18/2023	BRL	547,857	$0	$(684)	$0	$(684)
	Receive	KOSPI2 Index	88,000,000	0.000%	Maturity	12/14/2023	KRW	30,198,071	0	(924)	0	(924)
	Pay	Thailand Equity Index	3,670,600	0.000% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/28/2023	THB	3,398,781	0	2,455	2,455	0

									$0	$847	$2,455	$(1,608)

Total Swap Agreements									$1,641	$(136)	$5,197	$(3,692)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$93	$0	$0	$93	$0	$0	$0	$0	$93	$(90)	$3
BOA	1,224	0	1,405	2,629	(552)	0	0	(552)	2,077	(2,240)	(163)
BPS	17,148	0	0	17,148	(3,563)	0	0	(3,563)	13,585	(14,820)	(1,235)
BRC	30,977	0	0	30,977	(700)	0	0	(700)	30,277	(30,110)	167
CBK	7,836	0	0	7,836	(4,329)	0	0	(4,329)	3,507	(3,440)	67
DUB	4,509	0	0	4,509	(1,757)	0	0	(1,757)	2,752	(4,405)	(1,653)
FAR	83	0	0	83	(75)	0	0	(75)	8	5	13
GLM	1,920	0	0	1,920	(1,410)	0	0	(1,410)	510	0	510
GST	0	0	1,337	1,337	0	0	(2,084)	(2,084)	(747)	610	(137)
IND	0	0	0	0	(111)	0	0	(111)	(111)	0	(111)
JPM	9,510	0	0	9,510	(5,152)	0	0	(5,152)	4,358	(8,125)	(3,767)
MBC	1,644	0	0	1,644	(501)	0	0	(501)	1,143	(1,870)	(727)
MEI	0	0	2,455	2,455	0	0	(1,608)	(1,608)	847	(680)	167
MYI	2,665	0	0	2,665	(155)	0	0	(155)	2,510	(2,450)	60
NGF	352	0	0	352	0	0	0	0	352	(280)	72
RBC	23	0	0	23	(1,842)	0	0	(1,842)	(1,819)	3,260	1,441
RYL	43	0	0	43	(2)	0	0	(2)	41	0	41
SCX	4,668	0	0	4,668	(2,749)	0	0	(2,749)	1,919	(1,370)	549
SOG	126	0	0	126	0	0	0	0	126	0	126
SSB	725	0	0	725	(1,619)	0	0	(1,619)	(894)	313	(581)
TOR	19,146	0	0	19,146	(197)	0	0	(197)	18,949	(18,860)	89
UAG	2,483	0	0	2,483	(2,217)	0	0	(2,217)	266	(1,350)	(1,084)

Total Over the Counter	$105,175	$0	$5,197	$110,372	$(26,931)	$0	$(3,692)	$(30,623)

(j)

Securities with an aggregate market value of $7,249 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal and Other Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$30,952	$0	$6,217	$207	$3,440	$40,816
Swap Agreements	0	153	0	0	46,180	46,333

	$30,952	$153	$6,217	$207	$49,620	$87,149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$105,175	$0	$105,175
Swap Agreements	0	0	2,455	0	2,742	5,197

	$0	$0	$2,455	$105,175	$2,742	$110,372

	$30,952	$153	$8,672	$105,382	$52,362	$197,521

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$16,700	$0	$7,547	$0	$3,290	$27,537
Swap Agreements	0	639	0	0	53,767	54,406

	$16,700	$639	$7,547	$0	$57,057	$81,943

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$26,931	$0	$26,931
Swap Agreements	0	0	1,608	0	2,084	3,692

	$0	$0	$1,608	$26,931	$2,084	$30,623

	$16,700	$639	$9,155	$26,931	$59,141	$112,566

44	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

(Unaudited)

September 30, 2023

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$(80,990)	$0	$(33,350)	$(1,609)	$2,085	$(113,864)
Swap Agreements	0	2,834	0	0	8,610	11,444

	$(80,990)	$2,834	$(33,350)	$(1,609)	$10,695	$(102,420)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$45,655	$0	$45,655
Swap Agreements	0	0	(15,325)	0	(3,203)	(18,528)

	$0	$0	$(15,325)	$45,655	$(3,203)	$27,127

	$(80,990)	$2,834	$(48,675)	$44,046	$7,492	$(75,293)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$123,289	$0	$19,802	$(340)	$20,873	$163,624
Swap Agreements	0	458	0	0	57,016	57,474

	$123,289	$458	$19,802	$(340)	$77,889	$221,098

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$67,788	$0	$67,788
Swap Agreements	0	0	(2,392)	0	(2,420)	(4,812)

	$0	$0	$(2,392)	$67,788	$(2,420)	$62,976

	$123,289	$458	$17,410	$67,448	$75,469	$284,074

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,800	$2,800
Corporate Bonds & Notes
Banking & Finance	0	172,021	0	172,021
Industrials	0	19,689	0	19,689
Utilities	0	2,383	0	2,383
U.S. Government Agencies	0	33,474	0	33,474
Non-Agency Mortgage-Backed Securities	0	16,959	0	16,959
Asset-Backed Securities	0	167,579	0	167,579
Sovereign Issues	0	20,851	0	20,851
Commodities	0	636,397	0	636,397
Short-Term Instruments
Commercial Paper	0	159,211	0	159,211
Repurchase Agreements	0	854,806	0	854,806
Short-Term Notes	0	25,407	0	25,407
Japan Treasury Bills	0	661,065	0	661,065
U.S. Treasury Bills	0	101,834	0	101,834
	$0	$2,871,676	$2,800	$2,874,476

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	45

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)

(Unaudited)

September 30, 2023

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$820,418	$0	$0	$820,418
Total Investments	$820,418	$2,871,676	$2,800	$3,694,894

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(425,454)	$0	$(425,454)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	40,787	46,298	0	87,085
Over the counter	0	110,372	0	110,372

	$40,787	$156,670	$0	$197,457

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(26,619)	(54,615)	0	(81,234)
Over the counter	0	(30,623)	0	(30,623)
	$(26,619)	$(85,238)	$0	$(111,857)
Total Financial Derivative Instruments	$14,168	$71,432	$0	$85,600
Totals	$834,586	$2,517,654	$2,800	$3,355,040

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

46	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

The Fund has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14. Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Consolidated Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Consolidated Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Consolidated Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	47

Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Consolidated Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Consolidated Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Consolidated Statement of Operations.

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods

48	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2023

of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Consolidated Statements of Changes in Net Assets and have been recorded to paid in capital on the Consolidated Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Consolidated Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Fund’s financial statements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	49

Notes to Financial Statements (Cont.)

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Fund’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”).

50	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2023

Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	51

Notes to Financial Statements (Cont.)

(other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

52	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2023

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	53

Notes to Financial Statements (Cont.)

extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits and certificates of deposits) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

54	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2023

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by a third party pricing source as of the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Notes to Financial Statements (Cont.)

Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$792,948	$20,802	$0	$0	$6,597	$820,347	$20,802	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$47	$23,028	$(23,000)	$(4)	$0	$71	$128	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole

56	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2023

loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments , if any, are reflected as a liability on the Consolidated Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Notes to Financial Statements (Cont.)

risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of September 30, 2023, as applicable, are disclosed in the Notes to Consolidated Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”).

58	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2023

FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Consolidated Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

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(a) Repurchase Agreements Under the terms of a typical repurchase agreement, the Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Consolidated Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Consolidated Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.
(c) Short Sales Short sales are transactions in which the Fund sells a security that it may not own. The Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Consolidated Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

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(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Consolidated Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Consolidated Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Consolidated Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Consolidated Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in

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excess of the unrealized gain (loss) reflected on the Consolidated Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets, commodities and other assets and/or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities

The Fund may invest in cash-settled futures contracts based on price movements of bitcoin that are traded on an exchange regulated by the U.S. Commodity Futures Trading Commission (e.g., Chicago Mercantile Exchange) (“Bitcoin Futures”). Bitcoin Futures are subject to the risk that the value of bitcoin (and therefore, the price of Bitcoin Futures), is not backed by any government, corporation, or other identified body. Because bitcoin is a new technological innovation with a limited history and is a highly speculative asset, future regulatory actions or policies may limit, perhaps to a materially adverse extent, the value of any Fund exposure to bitcoin through investments in Bitcoin Futures.

(c) Swap Agreements  are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in

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unrealized appreciation (depreciation) on the Consolidated Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Consolidated Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Consolidated Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Consolidated Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Consolidated Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

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To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit Indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These Indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the Indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit Indexes are traded using credit default swaps with

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standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the Indexes changes periodically, usually every six months, and for most Indexes, each name has an equal weight in the index. Credit default swaps on credit Indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on Indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Consolidated Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit Indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Consolidated Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront

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fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks  of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

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Market Risk  is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Model Risk  is the risk that the Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in the Fund.

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Notes to Financial Statements (Cont.)

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in the Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. The Fund’s subsidiary is not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of the subsidiary will be achieved.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to the Fund.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruption Risk  The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of

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Notes to Financial Statements (Cont.)

infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/ or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties;

70	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

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third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.

There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Consolidated Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Consolidated Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Consolidated Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

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Notes to Financial Statements (Cont.)

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Consolidated Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Fund. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between the Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Consolidated Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Consolidated Schedule of Investments.

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(Unaudited)

September 30, 2023

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee

All Classes	Institutional Class	I-2	I-3	Class A	Class C

1.15%	0.25%	0.35%	0.45%(1)	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with personal services rendered to Class A shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% of Class A shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

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Notes to Financial Statements (Cont.)

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Prior to July 31, 2020, PIMCO had contractually agreed to reduce its Investment Advisory Fee for the Fund. In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of September 30, 2023, were as follows (amounts in thousands†):

Expiring Within
12 months	13-24 months	25-36 months	Total

$0	$0	$12	$12

†	A zero balance may reflect actual amounts rounding to less than one thousand.

74	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

September 30, 2023

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $24,423.

(f) Acquired Fund Fees and Expenses  PIMCO Cayman Commodity Fund VIII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $3,519,606. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Consolidated Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	75

Notes to Financial Statements (Cont.)

mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$3,000,083	$3,481,803	$124,236	$69,695

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)				Year Ended 03/31/2023

	Shares		Amount		Shares	Amount

Receipts for shares sold

Institutional Class	48,312		$519,611		228,023	$2,929,526

I-2	15,250		165,125		80,273	1,036,657

I-3	449		4,810		8,658	113,323

Class A	1,321		14,021		13,698	178,112

Class C	2	(a)	24	(a)	N/A	N/A

Issued as reinvestment of distributions

Institutional Class	0		0		34,367	400,347

I-2	0		0		8,694	101,103

I-3	0		0		1,125	13,153

Class A	0		0		1,487	17,188

Class C	0	(a)	0	(a)	N/A	N/A

Cost of shares redeemed

Institutional Class	(87,102)		(946,459)		(145,341)	(1,817,810)

I-2	(29,150)		(312,841)		(51,632)	(635,815)

I-3	(3,635)		(39,433)		(8,240)	(101,077)

Class A	(3,019)		(32,029)		(12,262)	(150,737)

Class C	(0	)(a)	(0	)(a)	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(57,572)		$(627,171)		158,850	$2,083,970

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Class C was May 26, 2023.

As of September 30, 2023, one shareholder owned 10% or more of the Fund’s total outstanding shares comprising 13% of the Fund, and the shareholder is a related party of the Fund. Related

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parties may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on September 6, 2013, as a wholly owned subsidiary acting as an investment vehicle for the Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 29.1% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2023, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	77

Notes to Financial Statements (Cont.)

The Fund may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Fund may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index- linked derivatives, if earned directly by the Fund, is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, the Fund with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Fund’s recognition of its Subsidiary’s “subpart F income” will increase the Fund’s tax basis in its Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in its Subsidiary. “Subpart F income” is generally treated by the Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Fund or if the Fund’s income from in the subsidiary is derived with respect to the Fund’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If the Fund did not qualify as a regulated investment company

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for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Funds or result in the inability of the Funds to operate as described in this Prospectus.

Under the Regulated Investment Company Modernization Act of 2010, the Funds is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

Short-Term	Long-Term

$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$3,385,041	$927,417	$(624,400)	$303,017

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	79

Glossary: (abbreviations that may be used in the preceding statements)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	JPM	JP Morgan Chase Bank N.A.
BOA	Bank of America N.A.	MBC	HSBC Bank Plc
BOS	BofA Securities, Inc.	MEI	Merrill Lynch International
BPS	BNP Paribas S.A.	MYI	Morgan Stanley & Co. International PLC
BRC	Barclays Bank PLC	NGF	Nomura Global Financial Products, Inc.
CBK	Citibank N.A.	RBC	Royal Bank of Canada
CDI	Natixis Singapore	RYL	NatWest Markets Plc
DUB	Deutsche Bank AG	SCX	Standard Chartered Bank, London
FAR	Wells Fargo Bank National Association	SOG	Societe Generale Paris
FICC	Fixed Income Clearing Corporation	SSB	State Street Bank and Trust Co.
GLM	Goldman Sachs Bank USA	TDM	TD Securities (USA) LLC
GST	Goldman Sachs International	TOR	The Toronto-Dominion Bank
IND	Crédit Agricole Corporate and Investment Bank S.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Renminbi (Offshore)	PEN	Peruvian New Sol
CNY	Chinese Renminbi (Mainland)	PHP	Philippine Peso
COP	Colombian Peso	PLN	Polish Zloty
CZK	Czech Koruna	RON	Romanian New Leu
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish New Lira
IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
ILS	Israeli Shekel	USD (or $)	United States Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	OTC	Over the Counter
FTSE	Financial Times Stock Exchange

Index/Spread Abbreviations:
BOVESPA	Brazil Bovespa Index	KOSPI2	Korea Stock Exchange KOSPI 200 Index
BRENT	Brent Crude	MUTKCALM	Tokyo Overnight Average Rate
CAC	Cotation Assistée en Continu	OMX	Stockholm 30 Index
CAONREPO	Canadian Overnight Repo Rate Average	S&P 500	Standard & Poor’s 500 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	SIBCSORA	Singapore Overnight Rate Average
CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRINDX	Secured Overnight Financing Rate Index
CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SPI 200	Australian Equity Futures Index
DAX	Deutscher Aktien Index 30	TOPIX	Tokyo Price Index
FTSE/JSE	South African Performance Index	TSFR3M	Term SOFR 3-Month
FTSE/MIB	Borsa Italiana’s 40 Most Liquid/Capitalized Italian Shares Equity Index	US0003M	ICE 3-Month USD LIBOR
IBEX 35	Spanish Continuous Exchange Index	VSTOXX	Euro Stoxx 50 Volatility Index
IBR	Indicador Bancario de Referencia	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange

80	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

Other Abbreviations:
BBR	Bank Bill Rate	MIBOR	Mumbai Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	MSCI	Morgan Stanley Capital International
BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap
CHILIBOR	Chile Interbank Offered Rate	oz.	Ounce
CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate
DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending
EURIBOR	Euro Interbank Offered Rate	TAIBOR	Taipei Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	TBA	To-Be-Announced
JIBAR	Johannesburg Interbank Agreed Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
KORIBOR	Korea Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
LIBOR	London Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	WTI	West Texas Intermediate

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	81

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees

82	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	83

Approval of Investment Advisory Contract and Other Agreements (Cont.)

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

84	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	85

Approval of Investment Advisory Contract and Other Agreements (Cont.)

generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the

86	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	87

Approval of Investment Advisory Contract and Other Agreements (Cont.)

at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and, therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

88	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

(Unaudited)

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	89

Approval of Investment Advisory Contract and Other Agreements (Cont.)

(Unaudited)

distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

90	PIMCO TRENDS MANAGED FUTURES STRATEGY FUND

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PF4017SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

PIMCO Sector Fund Series — I

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO SECTOR FUND SERIES — I

Important Information About the PIMCO Sector Fund Series — I

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Sector Fund Series — I (the “Portfolio”).

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by the Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolio may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolio currently faces a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact the Portfolio’s performance or cause the Portfolio to incur losses. As a result, the Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Portfolio.

The Portfolio may be subject to various risks as described in the Portfolio’s Offering Memorandum and in the Principal and Other Risks in the Notes to the Financial Statements.

Classifications of the Portfolio’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for the Portfolio’s compliance calculations, including those used in the Portfolio’s offering memorandum, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolio is separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	3

Important Information About the PIMCO Sector Fund Series — I (Cont.)

been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact the Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Portfolio may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolio and issuers in which it invests. For example, if a bank at which the Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

4	PIMCO SECTOR FUND SERIES — I

Issuers in which the Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolio invests remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolio and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolio and issuers in which it invests.

On the Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). Benchmark indexes do not take into account fees, expenses or taxes. The Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that the Portfolio, even if the Portfolio has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) the Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) the Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in the Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolio may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of the Portfolio along with the Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status

PIMCO Sector Fund Series - I	06/02/22	Non-diversified

An investment in the Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolio. Shareholders are not parties to or third-party beneficiaries of such service agreements.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	5

Important Information About the PIMCO Sector Fund Series — I (Cont.)

Neither the Portfolio’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Portfolio creates a contract between or among any shareholder of the Portfolio, on the one hand, and the Trust, the Portfolio, a service provider to the Trust or the Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to the Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolio. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Portfolio, and information about how the Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolio files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolio’s complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available upon request by calling PIMCO at (888) 87-PIMCO.

Daily updates on the net asset value of the Portfolio may be obtained by calling (888) 87-PIMCO.

SEC rules allow the Portfolio to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Portfolio, investors can inform the Portfolio by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Portfolio or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Portfolio) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

6	PIMCO SECTOR FUND SERIES — I

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolio will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	7

PIMCO Sector Fund Series — I

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	Portfolio Inception (06/02/22)
PIMCO Sector Fund Series — I	(2.85)%	4.54%	(2.26)%
Bloomberg U.S. Credit Index	(3.31)%	3.47%	(3.04)%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

8	PIMCO SECTOR FUND SERIES — I

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	74.6%
U.S. Treasury Obligations	22.1%
U.S. Government Agencies	1.5%
Short-Term Instruments‡	0.5%
Other	1.3%

†	% of Investments, at value.
§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.
‡	Includes Central Funds Used for Cash Management Purposes.

Investment Objective and Strategy Overview

PIMCO Sector Fund Series — I seeks maximum total return, consistent with prudent investment management by investing under normal circumstances at least 65% of its total assets in a portfolio of investment grade instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in investment grade fixed income securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight interest rate positioning contributed to performance, as interest rates rose.

»	Overweight exposure to the banking sector contributed to performance, as the sector outperformed the Bloomberg U.S. Credit Index (the “benchmark”).

»	Overweight exposure to office real estate investment trusts contributed to performance, as the sector outperformed the benchmark.
»	Security selection within municipal bonds, notably underweight exposure to a Georgia electric issuer, detracted from performance, as spreads tightened.

»	Security selection within the technology sector, notably underweight exposure to a select issuer, detracted from performance, as spreads tightened.

»	Security selection within the retailers sector, notably underweight exposure to a select issuer, detracted from performance, as spreads tightened.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	9

Expense Example PIMCO Sector Fund Series — I

Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Portfolio is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these rows, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Portfolio in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO Sector Fund Series – I	$1,000.00	$971.50	$0.20	$1,000.00	$1,024.73	$0.20	0.04%

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO SECTOR FUND SERIES — I

Benchmark Description

Index*	Benchmark Description

Bloomberg U.S. Credit Index	Bloomberg U.S. Credit Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. This index was formerly known as the Bloomberg Credit Investment Grade Index.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	11

Financial Highlights PIMCO Sector Fund Series — I

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

04/01/2023 - 09/30/2023+	$9.74	$0.25	$(0.52)	$(0.27)	$(0.14)	$0.00	$(0.14)

06/02/2022 - 03/31/2023	10.00	0.37	(0.39)	(0.02)	(0.24)	0.00	(0.24)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.
(b)	Per share amounts based on average number of shares outstanding during the period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio. Additionally, excludes initial sales charges and contingent deferred sales.

12	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Assets Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.33	(2.85)%	$658,700	0.04	%*	0.09	%*	0.00	%*	0.05	%*	5.27	%*	35%

9.74	(0.14)	150,411	0.01	*	0.06	*	0.00	*	0.05	*	4.66	*	36

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	13

Statement of Assets and Liabilities PIMCO Sector Fund Series — I

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities	$671,159
Investments in Affiliates	497

Financial Derivative Instruments
Exchange-traded or centrally cleared	47
Over the counter	98
Cash	2,328
Deposits with counterparty	2,092
Foreign currency, at value	148
Receivable for investments sold	1,607
Receivable for TBA investments sold	2,236
Interest and/or dividends receivable	7,416
Dividends receivable from Affiliates	31
Reimbursement receivable from PIMCO	26

Total Assets	687,685

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$11,360
Payable for sale-buyback transactions	672
Payable for short sales	1,353

Financial Derivative Instruments
Exchange-traded or centrally cleared	53
Payable for investments purchased	9,111
Payable for investments in Affiliates purchased	31
Payable for TBA investments purchased	1,725
Payable for Portfolio shares redeemed	4,654
Accrued investment advisory fees	10
Accrued supervisory and administrative fees	16

Total Liabilities	28,985

Net Assets	$658,700

Net Assets Consist of:

Paid in capital	$681,405
Distributable earnings (accumulated loss)	(22,705)

Net Assets	$658,700

Shares Issued and Outstanding:	70,616

Net Asset Value Per Share Outstanding(a):	$9.33

Cost of investments in securities	$695,881
Cost of investments in Affiliates	$497
Cost of foreign currency held	$151
Proceeds received on short sales	$1,378
Cost or premiums of financial derivative instruments, net	$3,259

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolio.

14	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

Statement of Operations Pimco Sector Fund Series — I

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)

Investment Income:

Interest	$8,329
Dividends from Investments in Affiliates	74
Total Income	8,403

Expenses:

Investment advisory fees	32
Supervisory and administrative fees	47
Interest expense	65
Total Expenses	144
Waiver and/or Reimbursement by PIMCO	(79)
Net Expenses	65

Net Investment Income (Loss)	8,338

Net Realized Gain (Loss):

Investments in securities	(1,893)
Investments in Affiliates	(13)
Exchange-traded or centrally cleared financial derivative instruments	309
Over the counter financial derivative instruments	1
Foreign currency	12

Net Realized Gain (Loss)	(1,584)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(23,544)
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	(497)
Over the counter financial derivative instruments	94
Foreign currency assets and liabilities	(10)

Net Change in Unrealized Appreciation (Depreciation)	(23,956)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,202)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	15

Statements of Changes in Net Assets PIMCO Sector Fund Series — I

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Inception date through March 31, 2023(a)

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$8,338	$3,857
Net realized gain (loss)	(1,584)	(545)
Net change in unrealized appreciation (depreciation)	(23,956)	(1,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,202)	2,207

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(4,701)	(3,010)

Total Distributions(b)	(4,701)	(3,010)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	530,192	151,214

Total Increase (Decrease) in Net Assets	508,289	150,411

Net Assets:

Beginning of period	150,411	0
End of period	$658,700	$150,411

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Portfolio was June 2, 2022.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more Information.

16	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

Schedule of Investments PIMCO Sector Fund Series — I

(Unaudited)

September 30, 2023

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.9%

CORPORATE BONDS & NOTES 76.1%

BANKING & FINANCE 33.2%

ABN AMRO Bank NV
6.339% due 09/18/2027 •	$2,100	$2,096

AerCap Ireland Capital DAC
1.650% due 10/29/2024	500	476
3.850% due 10/29/2041	600	426
4.875% due 01/16/2024	600	598
5.750% due 06/06/2028	450	440
6.100% due 01/15/2027	1,500	1,493

AIA Group Ltd.
5.625% due 10/25/2027	200	202

AIB Group PLC
6.608% due 09/13/2029 •	1,500	1,495

Aircastle Ltd.
6.500% due 07/18/2028	800	785

Alexandria Real Estate Equities, Inc.
3.000% due 05/18/2051	500	283

Ally Financial, Inc.
5.800% due 05/01/2025	2,000	1,965
6.700% due 02/14/2033	400	348
6.992% due 06/13/2029 •	200	196
8.000% due 11/01/2031	300	303

American Express Co.
4.050% due 05/03/2029	1,000	931
5.282% due 07/27/2029 •	1,000	975

American Homes 4 Rent LP
4.250% due 02/15/2028	300	279

American Tower Corp.
1.300% due 09/15/2025	200	183
1.500% due 01/31/2028	1,700	1,411
2.100% due 06/15/2030	900	701
2.400% due 03/15/2025	300	285
3.100% due 06/15/2050	1,900	1,110
3.550% due 07/15/2027	500	460
5.650% due 03/15/2033	500	481

Antares Holdings LP
7.950% due 08/11/2028	1,500	1,493

Aon Corp.
2.800% due 05/15/2030	500	417

Ares Capital Corp.
3.250% due 07/15/2025	500	469
7.000% due 01/15/2027	1,100	1,101

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031	900	745
6.125% due 09/15/2028	1,200	1,201

AvalonBay Communities, Inc.
2.900% due 10/15/2026	400	370

Aviation Capital Group LLC
6.250% due 04/15/2028	300	294

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avolon Holdings Funding Ltd.
6.375% due 05/04/2028	$500	$492

Banco Santander SA
5.147% due 08/18/2025	200	196
5.294% due 08/18/2027	200	193
6.921% due 08/08/2033	2,000	1,914

Bank of America Corp.
1.922% due 10/24/2031 •	1,800	1,359
2.015% due 02/13/2026 •	900	847
2.831% due 10/24/2051 •	1,200	707
2.884% due 10/22/2030 •	1,400	1,167
3.824% due 01/20/2028 •	300	279
5.202% due 04/25/2029 •	2,400	2,313
5.288% due 04/25/2034 •	7,000	6,517
5.819% due 09/15/2029 •	2,400	2,372
5.933% due 09/15/2027 •	1,100	1,092
6.204% due 11/10/2028 •	700	703

Bank of Ireland Group PLC
6.253% due 09/16/2026 •	200	199

Bank of Montreal
4.689% due 07/28/2029	500	488

Bank of Nova Scotia
4.850% due 02/01/2030	900	848

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026	300	298

Barclays PLC
2.645% due 06/24/2031 •	1,500	1,161
5.501% due 08/09/2028 •	2,300	2,211
5.746% due 08/09/2033 •	700	647
6.490% due 09/13/2029 •	1,000	992

BGC Partners, Inc.
8.000% due 05/25/2028	1,718	1,693

BlackRock, Inc.
4.750% due 05/25/2033	100	94

Blackstone Holdings Finance Co. LLC
6.200% due 04/22/2033	400	396

BNP Paribas SA
7.750% due 08/16/2029 •(e)(f)	300	286

Boston Properties LP
6.500% due 01/15/2034	100	95
6.750% due 12/01/2027	100	101

BPCE SA
5.975% due 01/18/2027 •	500	495

Brandywine Operating Partnership LP
3.950% due 11/15/2027	2,500	2,071

Brookfield Finance, Inc.
3.500% due 03/30/2051	800	499

Brown & Brown, Inc.
4.200% due 03/17/2032	950	823

CaixaBank SA
6.208% due 01/18/2029 •	1,300	1,273
6.684% due 09/13/2027 •	500	500

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	17

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Financial Corp.
6.312% due 06/08/2029 •	$500	$489
6.377% due 06/08/2034 •	1,300	1,228

CBRE Services, Inc.
4.875% due 03/01/2026	1,600	1,557

Charles Schwab Corp.
6.136% due 08/24/2034 •	1,300	1,265

Citibank NA
5.803% due 09/29/2028	3,400	3,402

Citigroup, Inc.
3.106% due 04/08/2026 •	650	620
5.610% due 09/29/2026 •	700	693

Citizens Bank NA
5.284% due 01/26/2026 •	250	237

CNA Financial Corp.
5.500% due 06/15/2033	1,200	1,132

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •	1,000	835
5.500% due 07/18/2025	400	398
5.500% due 10/05/2026 (a)	1,500	1,496
5.564% due 02/28/2029 •	500	488

Corebridge Financial, Inc.
3.650% due 04/05/2027	600	556
3.900% due 04/05/2032	2,200	1,854

Credit Agricole SA
5.589% due 07/05/2026	400	397
6.316% due 10/03/2029 •(a)	1,500	1,501

Credit Suisse AG
1.250% due 08/07/2026	400	350

Crown Castle, Inc.
1.050% due 07/15/2026	500	439
2.250% due 01/15/2031	1,800	1,398
3.250% due 01/15/2051	400	243
3.650% due 09/01/2027	800	735
3.700% due 06/15/2026	600	568

Danske Bank AS
6.259% due 09/22/2026 •	1,900	1,900

DBS Group Holdings Ltd.
5.479% due 09/12/2025	900	902

Deutsche Bank AG
3.961% due 11/26/2025 •	600	580
6.119% due 07/14/2026 •	400	396
6.720% due 01/18/2029 •	1,500	1,492
7.146% due 07/13/2027 •	400	403

Discover Financial Services
4.100% due 02/09/2027	800	731

EPR Properties
3.600% due 11/15/2031	2,000	1,484
3.750% due 08/15/2029	500	402
4.500% due 06/01/2027	200	179
4.950% due 04/15/2028	1,400	1,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equinix, Inc.
1.250% due 07/15/2025		$200	$184
1.450% due 05/15/2026		1,900	1,698
3.000% due 07/15/2050		300	177

Equitable Financial Life Global Funding
5.450% due 03/03/2028		400	391

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,118
5.594% due 01/11/2033		500	474

ERP Operating LP
2.850% due 11/01/2026		400	370

Essex Portfolio LP
1.700% due 03/01/2028		100	84

Extra Space Storage LP
5.700% due 04/01/2028		400	396

Federation des Caisses Desjardins du Quebec
4.400% due 08/23/2025		200	194
5.700% due 03/14/2028		200	198

Fifth Third Bancorp
4.772% due 07/28/2030 •		200	182

Fifth Third Bank NA
5.852% due 10/27/2025 •		250	246

GATX Corp.
6.050% due 03/15/2034		1,300	1,271

General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	176
5.850% due 04/06/2030		700	671
6.000% due 01/09/2028		500	494

GLP Capital LP
4.000% due 01/15/2030		2,100	1,783
4.000% due 01/15/2031		1,900	1,584
5.250% due 06/01/2025		200	196

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,237
2.600% due 02/07/2030		1,300	1,065
2.615% due 04/22/2032 •		3,791	2,963
3.102% due 02/24/2033 •		5,150	4,120
3.615% due 03/15/2028 •		100	92
3.800% due 03/15/2030		200	177
4.482% due 08/23/2028 •		1,700	1,610
5.798% due 08/10/2026 •		700	695
7.250% due 04/10/2028	GBP	200	256

Host Hotels & Resorts LP
2.900% due 12/15/2031		$300	231
3.500% due 09/15/2030		1,500	1,245
4.500% due 02/01/2026		100	96

HSBC Holdings PLC
5.887% due 08/14/2027 •		1,300	1,285
7.390% due 11/03/2028 •		3,100	3,208

Hudson Pacific Properties LP
3.250% due 01/15/2030		400	272
5.950% due 02/15/2028		400	334

18	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
6.114% due 09/11/2034 •	$1,200	$1,166

Intesa Sanpaolo SpA
6.625% due 06/20/2033	3,200	3,011

Invitation Homes Operating Partnership LP
5.450% due 08/15/2030	1,700	1,620
5.500% due 08/15/2033	1,100	1,028

Jefferies Financial Group, Inc.
5.875% due 07/21/2028	800	783

JPMorgan Chase & Co.
1.764% due 11/19/2031 •	800	602
2.182% due 06/01/2028 •	1,500	1,315
2.580% due 04/22/2032 •	2,700	2,131
3.509% due 01/23/2029 •	1,800	1,634
3.702% due 05/06/2030 •	400	357
4.452% due 12/05/2029 •	1,200	1,120
4.851% due 07/25/2028 •	1,200	1,157
5.299% due 07/24/2029 •	1,200	1,168
5.350% due 06/01/2034 •	4,100	3,890

KBC Group NV
5.796% due 01/19/2029 •	1,500	1,466
6.324% due 09/21/2034 •	900	874

KeyBank NA
3.300% due 06/01/2025	200	188

Kilroy Realty LP
2.500% due 11/15/2032	1,400	958
2.650% due 11/15/2033	300	203

Kimco Realty Corp.
3.800% due 04/01/2027	800	741

Kite Realty Group Trust
4.000% due 03/15/2025	100	96

Lazard Group LLC
4.375% due 03/11/2029	450	415

Lloyds Banking Group PLC
2.438% due 02/05/2026 •	900	853
4.550% due 08/16/2028	500	466
5.871% due 03/06/2029 •	1,100	1,076
5.985% due 08/07/2027 •	800	793

Marsh & McLennan Cos., Inc.
5.400% due 09/15/2033	500	487
5.450% due 03/15/2053	750	702

MetLife, Inc.
4.550% due 03/23/2030	600	569

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	200	194

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	1,500	1,170

Mizuho Financial Group, Inc.
5.739% due 05/27/2031 •	300	292
5.778% due 07/06/2029 •	300	296

Morgan Stanley
3.625% due 01/20/2027	800	747

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.679% due 07/17/2026 •		$500	$487
5.250% due 04/21/2034 •		2,300	2,137
5.424% due 07/21/2034 •		5,600	5,285
5.449% due 07/20/2029 •		1,800	1,755
6.138% due 10/16/2026 •		1,700	1,702

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026		1,200	1,189

Nationwide Building Society
4.302% due 03/08/2029 •		1,250	1,148

NatWest Group PLC
4.892% due 05/18/2029 •		900	842
5.808% due 09/13/2029 •		300	291
7.472% due 11/10/2026 •		500	510

Nissan Motor Acceptance Co. LLC
6.950% due 09/15/2026		1,500	1,512

NNN REIT, Inc.
5.600% due 10/15/2033		1,600	1,509

Nomura Holdings, Inc.
1.851% due 07/16/2025		500	463
2.608% due 07/14/2031		500	383
2.679% due 07/16/2030		200	159
6.070% due 07/12/2028		600	594

Piedmont Operating Partnership LP
9.250% due 07/20/2028		600	606

PNC Financial Services Group, Inc.
5.582% due 06/12/2029 •		900	874
5.812% due 06/12/2026 •		100	99

Popular, Inc.
7.250% due 03/13/2028		400	399

Principal Life Global Funding
5.500% due 06/28/2028		200	196

Prologis LP
4.750% due 06/15/2033		400	369

Public Storage Operating Co.
5.100% due 08/01/2033		1,200	1,148

Realty Income Corp.
4.875% due 07/06/2030	EUR	500	526
5.125% due 07/06/2034		400	420

Reinsurance Group of America, Inc.
6.000% due 09/15/2033		$200	193

RenaissanceRe Holdings Ltd.
5.750% due 06/05/2033		300	283

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028		1,000	988

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		600	544
2.896% due 03/15/2032 •		500	387
6.833% due 11/21/2026 •		600	604

Skandinaviska Enskilda Banken AB
1.200% due 09/09/2026		800	701
1.400% due 11/19/2025		800	727

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	19

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMBC Aviation Capital Finance DAC
5.700% due 07/25/2033	$1,300	$1,208

Societe Generale SA
3.625% due 03/01/2041	200	121
6.221% due 06/15/2033 •	200	181

Standard Chartered PLC
3.971% due 03/30/2026 •	500	481
6.301% due 01/09/2029 •	400	399

State Street Corp.
5.272% due 08/03/2026	1,000	991

Sumitomo Mitsui Financial Group, Inc.
5.776% due 07/13/2033	300	294
5.880% due 07/13/2026	500	500
6.184% due 07/13/2043	400	383

Synchrony Bank
5.625% due 08/23/2027	250	233

Synchrony Financial
3.950% due 12/01/2027	2,300	2,023

Toronto-Dominion Bank
4.701% due 06/05/2026	300	295
5.523% due 07/17/2028	600	593

UBS AG
5.650% due 09/11/2028	600	590
5.800% due 09/11/2025	800	797

UBS Group AG
2.593% due 09/11/2025 •	300	289
4.194% due 04/01/2031 •	1,400	1,223
4.550% due 04/17/2026	700	672
4.703% due 08/05/2027 •	400	384
4.988% due 08/05/2033 •	400	358
6.301% due 09/22/2034 •	1,200	1,173
6.327% due 12/22/2027 •	2,500	2,497
6.442% due 08/11/2028 •	1,850	1,849

Ventas Realty LP
2.650% due 01/15/2025	300	286

VICI Properties LP
4.375% due 05/15/2025	300	290
4.750% due 02/15/2028	800	749
5.125% due 05/15/2032	700	627
5.625% due 05/15/2052	2,100	1,741

Vornado Realty LP
2.150% due 06/01/2026	100	85

Wells Fargo & Co.
2.393% due 06/02/2028 •	200	175
2.406% due 10/30/2025 •	1,900	1,821
2.879% due 10/30/2030 •	1,500	1,249
3.000% due 10/23/2026	400	368
3.584% due 05/22/2028 •	200	183
4.808% due 07/25/2028 •	1,500	1,432
5.389% due 04/24/2034 •	1,400	1,309
5.557% due 07/25/2034 •	2,700	2,558
5.574% due 07/25/2029 •	1,400	1,366

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Welltower OP LLC
2.700% due 02/15/2027	$900	$819

Weyerhaeuser Co.
4.000% due 11/15/2029	600	541
4.000% due 04/15/2030	900	798

Willis North America, Inc.
5.350% due 05/15/2033	200	187

WP Carey, Inc.
4.000% due 02/01/2025	100	97

		218,511

INDUSTRIALS 32.6%

AbbVie, Inc.
3.200% due 11/21/2029	200	177
4.050% due 11/21/2039	900	737
4.625% due 10/01/2042	2,100	1,771
4.850% due 06/15/2044	750	651

Air Canada Pass-Through Trust
5.250% due 10/01/2030	823	795

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	382	367

Alibaba Group Holding Ltd.
2.700% due 02/09/2041	600	360

Altria Group, Inc.
3.400% due 02/04/2041	300	195

Amazon.com, Inc.
3.100% due 05/12/2051	200	132

Amcor Finance USA, Inc.
5.625% due 05/26/2033	200	192

American Airlines Pass-Through Trust
3.200% due 12/15/2029	488	440
3.575% due 07/15/2029	905	832

Amgen, Inc.
2.450% due 02/21/2030	300	249
5.150% due 03/02/2028	400	394
5.250% due 03/02/2030	500	489
5.600% due 03/02/2043	500	465
5.650% due 03/02/2053	200	187
5.750% due 03/02/2063	1,500	1,385

Amphenol Corp.
2.800% due 02/15/2030	200	170

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	850	716

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	150	138

Anheuser-Busch InBev Finance, Inc.
4.625% due 02/01/2044	200	172

AP Moller - Maersk AS
5.875% due 09/14/2033	1,000	972

Apple, Inc.
4.150% due 05/10/2030	150	143

20	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 05/10/2033	$150	$142

Aptiv PLC
3.250% due 03/01/2032	500	410
4.150% due 05/01/2052	500	348

ArcelorMittal SA
6.800% due 11/29/2032	300	298

Astrazeneca Finance LLC
2.250% due 05/28/2031	900	726

AstraZeneca PLC
1.375% due 08/06/2030	800	621
6.450% due 09/15/2037	700	757

AT&T, Inc.
5.400% due 02/15/2034	1,000	936

AutoZone, Inc.
4.500% due 02/01/2028	200	192
5.050% due 07/15/2026	500	493

Bacardi Ltd.
5.400% due 06/15/2033	200	188

BAT Capital Corp.
2.259% due 03/25/2028	400	339
4.700% due 04/02/2027	400	383
6.343% due 08/02/2030	1,100	1,084
6.421% due 08/02/2033	800	778

Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,600	1,541

Becton Dickinson & Co.
1.957% due 02/11/2031	1,300	1,016
4.298% due 08/22/2032	2,900	2,624

Berry Global, Inc.
5.500% due 04/15/2028	500	483

BHP Billiton Finance USA Ltd.
4.750% due 02/28/2028	400	390
5.250% due 09/08/2030	1,200	1,173
5.500% due 09/08/2053	600	575

Boeing Co.
2.196% due 02/04/2026	600	551
2.250% due 06/15/2026	300	273
2.700% due 02/01/2027	1,200	1,087
2.800% due 03/01/2027	800	725
2.950% due 02/01/2030	600	505
3.950% due 08/01/2059	1,900	1,263
5.930% due 05/01/2060	500	450

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	2,500	2,242
5.950% due 08/04/2033	1,200	1,172

Boston Scientific Corp.
2.650% due 06/01/2030	1,900	1,589

BP Capital Markets America, Inc.
3.067% due 03/30/2050	1,200	1,079

Bristol-Myers Squibb Co.
1.450% due 11/13/2030	400	308
3.900% due 03/15/2062	200	141

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 10/26/2049	$800	$634

Broadcom Corp.
3.875% due 01/15/2027	200	188

Broadcom, Inc.
1.950% due 02/15/2028	300	256
2.450% due 02/15/2031	2,100	1,642
3.469% due 04/15/2034	700	550
3.500% due 02/15/2041	800	556
3.750% due 02/15/2051	500	335
4.150% due 04/15/2032	500	434
4.926% due 05/15/2037	1,600	1,380

Cameron LNG LLC
2.902% due 07/15/2031	500	414
3.302% due 01/15/2035	650	518

Canadian Pacific Railway Co.
6.125% due 09/15/2115	500	488

Carlisle Cos., Inc.
3.500% due 12/01/2024	300	291

CDW LLC
3.250% due 02/15/2029	1,100	939
3.276% due 12/01/2028	2,300	1,986
3.569% due 12/01/2031	700	577

Centene Corp.
2.450% due 07/15/2028	300	254
2.500% due 03/01/2031	600	462
3.000% due 10/15/2030	800	646
3.375% due 02/15/2030	1,200	1,002
4.625% due 12/15/2029	1,800	1,623

CenterPoint Energy Resources Corp.
5.250% due 03/01/2028	300	296

CGI, Inc.
1.450% due 09/14/2026	900	794

Charter Communications Operating LLC
3.950% due 06/30/2062	1,300	738
5.250% due 04/01/2053	300	225

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	1,100	976

Cheniere Energy Partners LP
5.950% due 06/30/2033	200	193

Choice Hotels International, Inc.
3.700% due 12/01/2029	850	735

Comcast Corp.
4.800% due 05/15/2033	500	469

CommonSpirit Health
6.073% due 11/01/2027	100	101

Concentrix Corp.
6.650% due 08/02/2026	500	497

ConocoPhillips Co.
5.050% due 09/15/2033	1,000	958

Constellation Brands, Inc.
2.250% due 08/01/2031	1,400	1,092
3.150% due 08/01/2029	400	351

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	21

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/09/2047		$400	$318
4.900% due 05/01/2033		600	557

Continental Resources, Inc.
4.375% due 01/15/2028		2,100	1,949

Corp. Nacional del Cobre de Chile
5.950% due 01/08/2034		1,000	970

CoStar Group, Inc.
2.800% due 07/15/2030		1,400	1,129

Cox Communications, Inc.
5.700% due 06/15/2033		200	193

CSL Finanace PLC Co.
4.950% due 04/27/2062		200	166

CVS Health Corp.
3.250% due 08/15/2029		700	613
3.750% due 04/01/2030		1,500	1,327
5.300% due 06/01/2033		1,100	1,043
5.875% due 06/01/2053		600	555
6.000% due 06/01/2063		1,700	1,563

Daimler Truck Finance North America LLC
5.400% due 09/20/2028		1,700	1,669

DCP Midstream Operating LP
5.375% due 07/15/2025		700	691

Delta Air Lines, Inc.
4.750% due 10/20/2028		1,000	951

Diageo Capital PLC
5.300% due 10/24/2027		200	200

Diageo Finance PLC
2.750% due 06/08/2038	GBP	100	88

DT Midstream, Inc.
4.300% due 04/15/2032		$1,300	1,108

Eaton Corp.
4.350% due 05/18/2028		300	289

eBay, Inc.
5.950% due 11/22/2027		300	303

Ecopetrol SA
8.875% due 01/13/2033		500	489

Elevance Health, Inc.
5.850% due 01/15/2036		500	487
5.950% due 12/15/2034		600	598
6.100% due 10/15/2052		1,200	1,209

Enbridge, Inc.
3.400% due 08/01/2051		844	528
4.500% due 06/10/2044		1,200	927
5.700% due 03/08/2033		500	479
7.625% due 01/15/2083 •		200	191
8.250% due 01/15/2084 •		600	589

Energy Transfer LP
3.900% due 07/15/2026		1,100	1,042
4.400% due 03/15/2027		1,200	1,138
4.750% due 01/15/2026		200	195
5.350% due 05/15/2045		400	329
5.400% due 10/01/2047		200	165

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 06/15/2048		$375	$333
7.500% due 07/01/2038		1,600	1,683

EnLink Midstream LLC
6.500% due 09/01/2030		500	486

Entergy Louisiana LLC
2.350% due 06/15/2032		800	616
2.900% due 03/15/2051		800	472
4.000% due 03/15/2033		1,200	1,043

Enterprise Products Operating LLC
5.350% due 01/31/2033		700	685

EQT Corp.
5.000% due 01/15/2029		200	188
7.000% due 02/01/2030		700	721

Equifax, Inc.
2.600% due 12/01/2024		400	384
5.100% due 06/01/2028		400	387

Estee Lauder Cos., Inc.
4.375% due 05/15/2028		400	386

Expedia Group, Inc.
3.250% due 02/15/2030		300	254

Fidelity National Information Services, Inc.
4.700% due 07/15/2027		100	97

Fiserv, Inc.
5.600% due 03/02/2033		1,400	1,358

Freeport-McMoRan, Inc.
5.000% due 09/01/2027		100	95
5.400% due 11/14/2034		100	92
5.450% due 03/15/2043		200	171

GE HealthCare Technologies, Inc.
5.600% due 11/15/2025		200	199

General Mills, Inc.
4.950% due 03/29/2033		400	375

General Motors Co.
5.400% due 10/15/2029		200	191
5.600% due 10/15/2032		300	280

Glencore Funding LLC
2.625% due 09/23/2031		800	618
5.400% due 05/08/2028		500	488

Global Payments, Inc.
1.500% due 11/15/2024		1,000	950
2.900% due 05/15/2030		100	82
3.200% due 08/15/2029		100	85
4.150% due 08/15/2049		400	275
4.875% due 03/17/2031	EUR	200	207

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031 (a)		$500	501

Haleon U.S. Capital LLC
3.375% due 03/24/2029		1,300	1,166
3.625% due 03/24/2032		600	515

HCA, Inc.
4.375% due 03/15/2042		700	536
5.250% due 06/15/2049		400	329

22	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 02/01/2025	$1,000	$990
5.625% due 09/01/2028	700	683
5.900% due 06/01/2053	1,400	1,262

HEICO Corp.
5.350% due 08/01/2033	1,150	1,090

Hess Corp.
3.500% due 07/15/2024	100	98
7.300% due 08/15/2031	400	424

Home Depot, Inc.
4.950% due 09/15/2052	200	179

Humana, Inc.
3.700% due 03/23/2029	1,250	1,141
3.950% due 03/15/2027	400	380
5.875% due 03/01/2033	300	298

Hyatt Hotels Corp.
5.375% due 04/23/2025	700	692
5.750% due 01/30/2027	700	696

Hyundai Capital America
5.500% due 03/30/2026	400	395
5.680% due 06/26/2028	300	294

Illumina, Inc.
5.750% due 12/13/2027	100	98
5.800% due 12/12/2025	200	199

Imperial Brands Finance PLC
3.500% due 07/26/2026	260	243
6.125% due 07/27/2027	200	200

IQVIA, Inc.
5.700% due 05/15/2028	1,700	1,654

JDE Peet’s NV
2.250% due 09/24/2031	2,000	1,488

JT International Financial Services BV
3.875% due 09/28/2028	200	184

Keurig Dr Pepper, Inc.
2.550% due 09/15/2026	500	459
4.050% due 04/15/2032	500	442

Kinder Morgan, Inc.
4.300% due 06/01/2025	2,000	1,949
5.200% due 06/01/2033	600	555

Kraft Heinz Foods Co.
6.875% due 01/26/2039	200	210

Lenovo Group Ltd.
5.831% due 01/27/2028	400	392

LKQ Corp.
5.750% due 06/15/2028	200	196

Marathon Oil Corp.
6.800% due 03/15/2032	300	305

Marriott International, Inc.
4.000% due 04/15/2028	500	464
4.625% due 06/15/2030	500	461
5.000% due 10/15/2027	300	293
5.450% due 09/15/2026	600	595
5.550% due 10/15/2028	300	297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marvell Technology, Inc.
1.650% due 04/15/2026	$100	$90
2.950% due 04/15/2031	1,050	850
5.950% due 09/15/2033	1,800	1,768

McDonald’s Corp.
3.600% due 07/01/2030	100	89
4.950% due 08/14/2033	1,700	1,622
6.300% due 10/15/2037	700	730

Medtronic Global Holdings SCA
4.250% due 03/30/2028	400	383

Merck & Co., Inc.
2.150% due 12/10/2031	300	237
6.550% due 09/15/2037	700	757

Meta Platforms, Inc.
3.850% due 08/15/2032	100	89
4.800% due 05/15/2030	200	195
5.750% due 05/15/2063	1,000	944

Micron Technology, Inc.
5.375% due 04/15/2028	1,700	1,642
6.750% due 11/01/2029	1,100	1,118

Mileage Plus Holdings LLC
6.500% due 06/20/2027	525	521

Moody’s Corp.
2.000% due 08/19/2031	1,200	932

Motorola Solutions, Inc.
2.300% due 11/15/2030	2,000	1,554
4.600% due 05/23/2029	200	189

MPLX LP
4.000% due 02/15/2025	500	487
4.500% due 04/15/2038	800	649
4.950% due 09/01/2032	200	182

MSCI, Inc.
4.000% due 11/15/2029	3,500	3,079

Netflix, Inc.
4.875% due 04/15/2028	1,100	1,067
5.375% due 11/15/2029	550	537
5.875% due 11/15/2028	100	101

Nordson Corp.
5.800% due 09/15/2033	1,600	1,564

Norfolk Southern Corp.
5.050% due 08/01/2030	900	868

Novartis Capital Corp.
3.700% due 09/21/2042	500	391

NTT Finance Corp.
4.372% due 07/27/2027	100	96

Nucor Corp.
2.000% due 06/01/2025	200	188

NVIDIA Corp.
3.500% due 04/01/2050	1,000	730

NXP BV
4.300% due 06/18/2029	300	275
4.875% due 03/01/2024	1,500	1,493

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	23

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Occidental Petroleum Corp.
5.550% due 03/15/2026	$900	$889
6.375% due 09/01/2028	200	202
7.500% due 05/01/2031	500	531
8.500% due 07/15/2027	300	322
8.875% due 07/15/2030	400	450

OCI NV
6.700% due 03/16/2033	700	669

Open Text Corp.
6.900% due 12/01/2027	200	201

Oracle Corp.
1.650% due 03/25/2026 (g)	200	181
2.875% due 03/25/2031 (g)	1,000	817
3.250% due 11/15/2027	200	182
3.900% due 05/15/2035	500	409
5.550% due 02/06/2053	500	438

Ovintiv, Inc.
5.650% due 05/15/2025	500	497

Paramount Global
7.875% due 07/30/2030	200	202

Patterson-UTI Energy, Inc.
7.150% due 10/01/2033	1,000	1,004

Petroleos Mexicanos
6.700% due 02/16/2032	400	297

Pfizer Investment Enterprises Pte. Ltd.
4.750% due 05/19/2033	500	473

Philip Morris International, Inc.
1.750% due 11/01/2030	700	534
5.250% due 09/07/2028	1,800	1,763

Piedmont Healthcare, Inc.
2.044% due 01/01/2032	200	153

Pilgrim’s Pride Corp.
6.250% due 07/01/2033	200	188

Pioneer Natural Resources Co.
5.100% due 03/29/2026	400	395

Providence St Joseph Health Obligated Group
2.532% due 10/01/2029	300	251

Qorvo, Inc.
1.750% due 12/15/2024	1,600	1,505

Quanta Services, Inc.
2.900% due 10/01/2030	1,400	1,143
3.050% due 10/01/2041	600	379

RELX Capital, Inc.
3.000% due 05/22/2030	300	257

Republic Services, Inc.
2.500% due 08/15/2024	100	97

Rogers Communications, Inc.
5.000% due 03/15/2044	500	405

Royalty Pharma PLC
3.300% due 09/02/2040	2,650	1,737

RTX Corp.
4.125% due 11/16/2028	400	373

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028		$2,000	$1,864
4.500% due 05/15/2030		800	734

Sands China Ltd.
2.550% due 03/08/2027		2,000	1,736
5.375% due 08/08/2025		500	485

Santos Finance Ltd.
6.875% due 09/19/2033		1,200	1,175

Shire Acquisitions Investments Ireland DAC
3.200% due 09/23/2026		1,000	934

Sitios Latinoamerica SAB de CV
5.375% due 04/04/2032		950	819

SK Hynix, Inc.
6.375% due 01/17/2028		400	399

Skyworks Solutions, Inc.
1.800% due 06/01/2026		2,200	1,959

Southern Co.
1.750% due 03/15/2028		300	255
3.750% due 09/15/2051 •		2,200	1,924
5.700% due 10/15/2032		1,600	1,573

Spectra Energy Partners LP
3.375% due 10/15/2026		400	372

Starbucks Corp.
2.550% due 11/15/2030		1,200	986

Stryker Corp.
1.150% due 06/15/2025		100	93
1.950% due 06/15/2030		1,400	1,122
4.100% due 04/01/2043		500	392

Sutter Health
5.164% due 08/15/2033		200	192

Sysco Corp.
4.850% due 10/01/2045		400	325

T-Mobile USA, Inc.
2.250% due 11/15/2031		500	381
2.400% due 03/15/2029		700	590
2.700% due 03/15/2032		1,000	783
2.875% due 02/15/2031		500	406
3.375% due 04/15/2029		500	440
3.600% due 11/15/2060		1,000	619
3.750% due 04/15/2027		500	467
5.750% due 01/15/2034		4,500	4,392
5.800% due 09/15/2062		300	274

Targa Resources Corp.
5.200% due 07/01/2027		500	490

TD SYNNEX Corp.
2.375% due 08/09/2028		1,000	823

TD SYNNEX Corp.
4.103% due 03/08/2027		800	754

Texas Instruments, Inc.
4.900% due 03/14/2033		200	194

Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	1,650	1,431

24	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thermo Fisher Scientific, Inc.
2.000% due 10/15/2031	$1,000	$776

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033	700	753

Toyota Motor Corp.
5.123% due 07/13/2033	600	586

Trane Technologies Financing Ltd.
3.550% due 11/01/2024	200	195

TransCanada PipeLines Ltd.
1.000% due 10/12/2024	400	380
4.625% due 03/01/2034	600	523

Transurban Finance Co. Pty. Ltd.
4.125% due 02/02/2026	100	96

TSMC Arizona Corp.
1.750% due 10/25/2026	300	269

Tyco Electronics Group SA
4.500% due 02/13/2026	100	98

United Airlines Pass-Through Trust
5.875% due 04/15/2029	137	136

UnitedHealth Group, Inc.
4.950% due 05/15/2062	400	345
5.050% due 04/15/2053	300	269
5.200% due 04/15/2063	700	626

UPMC
5.035% due 05/15/2033	200	189

Vale Overseas Ltd.
6.125% due 06/12/2033	1,700	1,644

Var Energi ASA
7.500% due 01/15/2028	300	308

VeriSign, Inc.
2.700% due 06/15/2031	300	239
5.250% due 04/01/2025	1,300	1,288

Verisk Analytics, Inc.
5.750% due 04/01/2033	200	199

VMware, Inc.
2.200% due 08/15/2031	2,250	1,699

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025	200	192
5.650% due 09/12/2028	400	394
5.700% due 09/12/2026	400	398

Walgreens Boots Alliance, Inc.
3.200% due 04/15/2030	500	407

Walt Disney Co.
5.400% due 10/01/2043	800	747

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	800	739
4.279% due 03/15/2032	1,650	1,402
5.391% due 03/15/2062	1,100	813

Weir Group PLC
2.200% due 05/13/2026	200	180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Western Midstream Operating LP
6.150% due 04/01/2033	$2,000	$1,931

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,200	1,141
3.450% due 11/15/2026	400	372
4.700% due 09/15/2028	100	94

Williams Cos., Inc.
5.400% due 03/02/2026	700	695
8.750% due 03/15/2032	200	228

Workday, Inc.
3.800% due 04/01/2032	300	257

WRKCo, Inc.
4.000% due 03/15/2028	1,200	1,113

Zimmer Biomet Holdings, Inc.
2.600% due 11/24/2031	200	158

		214,836

UTILITIES 10.3%

AEP Texas, Inc.
5.400% due 06/01/2033	100	95

AES Corp.
5.450% due 06/01/2028	700	676

Appalachian Power Co.
4.500% due 08/01/2032	400	358

AT&T, Inc.
1.650% due 02/01/2028	2,000	1,689
3.650% due 09/15/2059	1,800	1,096
3.800% due 12/01/2057	100	63
4.350% due 03/01/2029	200	186

Berkshire Hathaway Energy Co.
3.700% due 07/15/2030	200	178

Black Hills Corp.
3.950% due 01/15/2026	400	382
6.150% due 05/15/2034	600	585

Brooklyn Union Gas Co.
4.632% due 08/05/2027	100	95
6.388% due 09/15/2033	1,800	1,768

CenterPoint Energy Houston Electric LLC
5.200% due 10/01/2028	1,200	1,191

Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028	1,100	1,095

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030	100	99
6.036% due 11/15/2033	700	684

Constellation Energy Generation LLC
3.250% due 06/01/2025	300	286
6.125% due 01/15/2034	1,600	1,599

Consumers Energy Co.
4.200% due 09/01/2052	200	156
4.900% due 02/15/2029	1,400	1,370

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	25

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominion Energy, Inc.
3.375% due 04/01/2030	$200	$172

DTE Electric Co.
5.200% due 04/01/2033	1,000	971

Duke Energy Carolinas LLC
3.550% due 03/15/2052	600	411
6.100% due 06/01/2037	100	99

Duke Energy Corp.
4.500% due 08/15/2032	1,500	1,350

Duke Energy Ohio, Inc.
5.250% due 04/01/2033	400	387

Electricite de France SA
6.250% due 05/23/2033	1,700	1,703

Enel Finance International NV
7.500% due 10/14/2032	700	748
7.750% due 10/14/2052	1,900	2,074

Eversource Energy
5.450% due 03/01/2028	600	593

Exelon Corp.
4.050% due 04/15/2030	100	90

FirstEnergy Corp.
2.650% due 03/01/2030	500	408

Florida Power & Light Co.
5.100% due 04/01/2033	500	484

Interstate Power & Light Co.
5.700% due 10/15/2033	2,500	2,461

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	2,100	1,844

Massachusetts Electric Co.
1.729% due 11/24/2030	400	301

Metropolitan Edison Co.
5.200% due 04/01/2028	500	488

MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	822
5.350% due 01/15/2034	1,000	987

Monongahela Power Co.
5.850% due 02/15/2034	1,000	983

National Fuel Gas Co.
5.500% due 10/01/2026	250	247

National Grid PLC
5.602% due 06/12/2028	400	396

National Rural Utilities Cooperative Finance Corp.
5.050% due 09/15/2028	300	295

NBN Co. Ltd.
5.750% due 10/06/2028 (a)	1,300	1,306

New York State Electric & Gas Corp.
5.650% due 08/15/2028	1,700	1,687
5.850% due 08/15/2033	600	592

NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	100	85
5.050% due 02/28/2033	200	187

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NGPL PipeCo LLC
3.250% due 07/15/2031	$300	$239

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	472

ONEOK, Inc.
5.200% due 07/15/2048	1,200	984
5.650% due 11/01/2028	500	494
5.800% due 11/01/2030	2,100	2,057
6.050% due 09/01/2033	500	492
6.625% due 09/01/2053	400	392

Pacific Gas & Electric Co.
3.300% due 12/01/2027	300	265
4.000% due 12/01/2046	1,100	700
5.900% due 06/15/2032	200	187
6.100% due 01/15/2029	700	684
6.150% due 01/15/2033	400	380
6.400% due 06/15/2033	400	386

PacifiCorp
2.700% due 09/15/2030	100	82
5.350% due 12/01/2053	2,600	2,164

Piedmont Natural Gas Co., Inc.
5.400% due 06/15/2033	400	382

San Diego Gas & Electric Co.
4.950% due 08/15/2028	600	585
6.000% due 06/01/2026	3,000	3,036

Sempra
3.250% due 06/15/2027	100	91
5.500% due 08/01/2033	200	192

Sierra Pacific Power Co.
5.900% due 03/15/2054	700	672

Southern California Edison Co.
2.750% due 02/01/2032	300	240
2.850% due 08/01/2029	1,750	1,512
2.950% due 02/01/2051	300	178
4.900% due 06/01/2026	300	295
5.650% due 10/01/2028	1,500	1,498
5.950% due 11/01/2032	500	499

Southern California Gas Co.
5.200% due 06/01/2033	400	379

Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	500	350

Targa Resources Partners LP
4.875% due 02/01/2031	900	807
6.500% due 07/15/2027	500	504

Verizon Communications, Inc.
1.680% due 10/30/2030	2,900	2,206
2.355% due 03/15/2032	2,000	1,527
3.000% due 11/20/2060	400	217
4.329% due 09/21/2028	300	282

Virginia Electric & Power Co.
2.300% due 11/15/2031	400	313
5.000% due 04/01/2033	600	563

26	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

(Unaudited)

September 30, 2023

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vistra Operations Co. LLC
6.950% due 10/15/2033	$2,700	$2,651

WEC Energy Group, Inc.
4.750% due 01/09/2026	300	294
5.600% due 09/12/2026	900	900

Wisconsin Electric Power Co.
4.750% due 09/30/2032	100	94

Wisconsin Power & Light Co.
4.950% due 04/01/2033	500	470

Xcel Energy, Inc.
5.450% due 08/15/2033	1,300	1,242

		67,779

Total Corporate Bonds & Notes (Cost $517,414)		501,126

U.S. GOVERNMENT AGENCIES 1.5%

Uniform Mortgage-Backed Security
5.000% due 04/01/2053 - 06/01/2053	979	924
5.500% due 11/01/2052 - 06/01/2053	3,752	3,631
6.000% due 03/01/2053 - 04/01/2053	1,992	1,967
6.500% due 10/01/2053	2,400	2,413

Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2053	900	850

Total U.S. Government Agencies (Cost $10,062)		9,785

U.S. TREASURY OBLIGATIONS 22.6%

U.S. Treasury Bonds
2.250% due 08/15/2046	15,900	10,087
2.500% due 02/15/2045	2,000	1,359
2.500% due 02/15/2046	18,200	12,220
2.875% due 08/15/2045	10,200	7,391
2.875% due 05/15/2052 (j)	800	567
3.000% due 11/15/2044	149	111
3.250% due 05/15/2042	3,700	2,949
3.375% due 08/15/2042	2,300	1,864
4.000% due 11/15/2042	3,500	3,107
4.375% due 08/15/2043 (h)	1,530	1,428

U.S. Treasury Inflation Protected Securities (d)
1.250% due 04/15/2028	1,834	1,745

U.S. Treasury Notes
3.875% due 05/15/2043	6,300	5,478
3.250% due 06/30/2029 (j)	15,800	14,685
3.375% due 05/15/2033	15,800	14,331
3.625% due 03/31/2028	260	249
3.625% due 05/31/2028	1,900	1,821
3.875% due 09/30/2029	23,000	22,067
3.875% due 08/15/2033 (h)	20,100	18,995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/31/2030 (j)		$2,200	$2,120
4.750% due 07/31/2025 (j)		23,500	23,345

U.S. Treasury STRIPS
0.000% due 02/15/2042 (b)		3,900	1,531
0.000% due 05/15/2042 (b)		3,100	1,202

Total U.S. Treasury Obligations (Cost $156,690)			148,652

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%

AREIT LLC
7.442% due 02/17/2028 •		1,300	1,300

Total Non-Agency Mortgage-Backed Securities (Cost $1,293)			1,300

ASSET-BACKED SECURITIES 0.5%

Barings CLO Ltd.
6.520% due 04/15/2031 •		299	299

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		1,000	856

DLLAA LLC
5.930% due 07/20/2026		900	900

Louisiana Local Government Environmental Facilities & Community Development Authority
5.048% due 12/01/2034		400	390

Ready Capital Mortgage Financing LLC
7.872% due 10/25/2039 •		300	302

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		400	392

Total Asset-Backed Securities (Cost $3,150)			3,139

SOVEREIGN ISSUES 0.4%

Airport Authority
4.750% due 01/12/2028		200	196
4.875% due 01/12/2030		200	195

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		300	294

Chile Government International Bond
4.950% due 01/05/2036		300	276

Romania Government International Bond
5.500% due 09/18/2028	EUR	1,100	1,154

Saudi Government International Bond
4.875% due 07/18/2033		$400	381

Total Sovereign Issues (Cost $2,574)			2,496

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	27

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Citigroup, Inc.
7.375% due 05/15/2028 •(e)	100,000	$97
7.625% due 11/15/2028 •(e)	1,500,000	1,467

Total Preferred Securities (Cost $1,600)		1,564

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

COMMERCIAL PAPER 0.3%

AT&T, Inc.
5.700% due 03/19/2024	$400	389

RTX Corp.
5.480% due 10/04/2023	2,000	1,999

		2,388

U.S. TREASURY BILLS 0.1%
5.447% due 08/08/2024 (b)(c)(j)	742	709

Total Short-Term Instruments (Cost $3,098)		3,097

Total Investments in Securities (Cost $695,881)		671,159

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	51,099	$497

Total Short-Term Instruments (Cost $497)		497

Total Investments in Affiliates (Cost $497)		497

Total Investments 102.0% (Cost $696,378)		$671,656

Financial Derivative Instruments (i)(k) 0.0% (Cost or Premiums, net $3,259)		92

Other Assets and Liabilities, net (2.0)%		(13,048)

Net Assets 100.0%		$658,700

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f)	Contingent convertible security.

(g)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oracle Corp.	1.650%	03/25/2026	09/01/2022	$185	$181	0.03%
Oracle Corp.	2.875	03/25/2031	10/28/2022 - 08/30/2023	836	817	0.12

				$1,021	$998	0.15%

28	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

(Unaudited)

September 30, 2023

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	(0.990)%	09/29/2023	10/02/2023	$(1,438)	$(1,438)
	5.320	09/29/2023	10/12/2023	(3,217)	(3,218)
	5.360	09/22/2023	10/05/2023	(6,694)	(6,704)

Total Reverse Repurchase Agreements					$(11,360)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
TDM	5.370%	09/25/2023	10/05/2023	$(672)	$(672)

Total Sale-Buyback Transactions					$(672)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	5.500%	10/01/2053	$1,400	$(1,378)	$(1,353)

Total Short Sales (0.2)%				$(1,378)	$(1,353)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/ (Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(11,360)	$0	$(11,360)	$11,256	$(104)

Master Securities Forward Transaction Agreement
TDM	0	0	(672)	(672)	661	(11)

Total Borrowings and Other Financing Transactions	$0	$(11,360)	$(672)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	29

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(11,360)	$0	$0	$(11,360)

Total	$0	$(11,360)	$0	$0	$(11,360)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(672)	0	0	(672)

Total	$0	$(672)	$0	$0	$(672)

Total Borrowings	$0	$(12,032)	$0	$0	$(12,032)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(12,032)

(h)	Securities with an aggregate market value of $11,917 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(935) at a weighted average interest rate of 5.006%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra December Futures	12/2023	8	$893	$(7)	$2	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	22	2,611	(193)	8	0

				$(200)	$10	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	10	$(1,360)	$34	$16	$(16)
Euro-Schatz December Futures	12/2023	39	(4,329)	16	7	(9)

				$50	$23	$(25)

Total Futures Contracts				$(150)	$33	$(25)

30	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

(Unaudited)

September 30, 2023

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2027	0.711%		$200	$(1)	$3	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		2,800	(7)	3	(4)	0	(1)
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919	EUR	700	2	1	3	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		$2,100	298	(15)	283	10	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.909		700	120	0	120	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331	EUR	1,000	(10)	(4)	(14)	1	0

							$402	$(12)	$390	$11	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$200,400	$2,949	$(232)	$2,717	$0	$(27)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	4.500%	Annual	07/18/2024		$7,500	$(67)	$(5)	$(72)	$0	$0
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	5,400	(25)	(55)	(80)	3	0

							$(92)	$(60)	$(152)	$3	$0

Total Swap Agreements							$3,259	$(304)	$2,955	$14	$(28)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$33	$14	$47	$0	$(25)	$(28)	$(53)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	31

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

(j)

Securities with an aggregate market value of $6,297 and cash of $2,092 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
MBC	11/2023	EUR	1,376	$	1,471	$14	$0
RBC	11/2023	CAD	9		7	0	0
SCX	11/2023	EUR	693		768	34	0
TOR	11/2023	CAD	36		27	0	0
	11/2023	EUR	1,111		1,188	11	0
UAG	11/2023		490		540	22	0
	11/2023	GBP	351		445	17	0

Total Forward Foreign Currency Contracts						$98	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
MBC	$14	$0	$0	$14	$0	$0	$0	$0	$14	$0	$14
SCX	34	0	0	34	0	0	0	0	34	0	34
TOR	11	0	0	11	0	0	0	0	11	0	11
UAG	39	0	0	39	0	0	0	0	39	0	39

Total Over the Counter	$98	$0	$0	$98	$0	$0	$0	$0

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

32	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

(Unaudited)

September 30, 2023

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33	$33
Swap Agreements	0	11	0	0	3	14

	$0	$11	$0	$0	$36	$47

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$98	$0	$98

	$0	$11	$0	$98	$36	$145

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25	$25
Swap Agreements	0	28	0	0	0	28

	$0	$28	$0	$0	$25	$53

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	(69)	(69)
Swap Agreements	0	370	0	0	(11)	359

	$0	$370	$0	$0	$(61)	$309

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(18)	$0	$(18)
Written Options	0	0	0	0	19	19

	$0	$0	$0	$(18)	$19	$1

	$0	$370	$0	$(18)	$(42)	$310

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(8)	$(8)
Futures	0	0	0	0	(160)	(160)
Swap Agreements	0	(264)	0	0	(65)	(329)

	$0	$(264)	$0	$0	$(233)	$(497)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$96	$0	$96
Written Options	0	0	0	0	(2)	(2)

	$0	$0	$0	$96	$(2)	$94

	$0	$(264)	$0	$96	$(235)	$(403)

See Accompanying Notes	SEMIANNUAL REPORT	SEPTEMBER 30, 2023	33

Schedule of Investments PIMCO Sector Fund Series — I (Cont.)

(Unaudited)

September 30, 2023

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$218,511	$0	$218,511
Industrials	0	214,836	0	214,836
Utilities	0	67,779	0	67,779
U.S. Government Agencies	0	9,785	0	9,785
U.S. Treasury Obligations	0	148,652	0	148,652
Non-Agency Mortgage-Backed Securities	0	1,300	0	1,300
Asset-Backed Securities	0	3,139	0	3,139
Sovereign Issues	0	2,496	0	2,496
Preferred Securities
Banking & Finance	0	1,564	0	1,564
Short-Term Instruments
Commercial Paper	0	2,388	0	2,388
U.S. Treasury Bills	0	709	0	709

	$0	$671,159	$0	$671,159

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$497	$0	$0	$497

Total Investments	$497	$671,159	$0	$671,656

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,353)	$0	$(1,353)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23	24	0	47
Over the counter	0	98	0	98

	$23	$122	$0	$145

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(25)	$(28)	$0	$(53)

Total Financial Derivative Instruments	$(2)	$94	$0	$92

Totals	$495	$669,900	$0	$670,395

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

34	PIMCO SECTOR FUND SERIES — I	See Accompanying Notes

Notes to Financial Statements

(Unaudited)

September 30, 2023

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to PIMCO Sector Fund Series – I (the “Portfolio”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolio.

Shares of the Portfolio have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

Hereinafter, the Board of Trustees of the Portfolio shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolio is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

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Notes to Financial Statements (Cont.)

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or noncontractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolio does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Portfolio may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(c) Distributions to Shareholders  Distributions from net investment income, if any, are declared and distributed to shareholders quarterly. In addition, the Portfolio distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. The Portfolio’s dividend and capital gain distributions will automatically be reinvested in additional shares of the Portfolio at NAV unless the shareholder elects to have the distributions paid in cash. The Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if the Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Portfolio determines or estimates, as applicable, the source or sources from

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which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Portfolio’s daily internal accounting records and practices, the Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that the Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Portfolio’s fiscal year end, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolio’s investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolio’s financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	37

Notes to Financial Statements (Cont.)

years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of the Portfolio’s shares, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

38	PIMCO SECTOR FUND SERIES — I

(Unaudited)

September 30, 2023

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales price. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	39

Notes to Financial Statements (Cont.)

valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Portfolio’s Offering Memorandum.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are

40	PIMCO SECTOR FUND SERIES — I

(Unaudited)

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observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements (Cont.)

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally

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determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the affiliate Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

$6,035	$77,174	$(82,700)	$(13)	$1	$497	$74	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	43

Notes to Financial Statements (Cont.)

(b) Investments in Securities

The Portfolio may utilize the investments and strategies described below to the extent permitted by the Portfolio’s investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities   directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report

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September 30, 2023

and the Portfolio’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that the Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolio as of September 30, 2023, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA

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Notes to Financial Statements (Cont.)

are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that requires the Portfolio to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolio’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolio and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolio may enter into the borrowings and other financing transactions described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on the Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Portfolio. The location of these instruments in the Portfolio’s financial statements is described below.

(a) Reverse Repurchase Agreements  In a reverse repurchase agreement, the Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous

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(Unaudited)

September 30, 2023

agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(b) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by the Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Portfolio are reflected as a liability on the Statements of Assets and Liabilities. The Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by the Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. The Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(c) Short Sales  Short sales are transactions in which the Portfolio sells a security that it may not own. The Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. The Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose the Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Portfolio. A short sale is “against the box” if the Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Portfolio will be subject to additional

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Notes to Financial Statements (Cont.)

risks to the extent that it engages in short sales that are not “against the box.” The Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, each Portfolio of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. Each Portfolio is currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Portfolio did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolio may enter into the financial derivative instruments described below to the extent permitted by the Portfolio’s investment policies.

The following disclosures contain information on how and why the Portfolio uses financial derivative instruments, and how financial derivative instruments affect the Portfolio’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Portfolio.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to

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(Unaudited)

September 30, 2023

the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. The Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for

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Notes to Financial Statements (Cont.)

purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements  are bilaterally negotiated agreements between the Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Portfolio are included as part of realized gain (loss) on the Statement of Operations.

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(Unaudited)

September 30, 2023

For purposes of applying certain of the Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Portfolio’s investment policies and restrictions, the Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Portfolio’s other investment policies and restrictions. For example, the Portfolio may value credit default swaps at full exposure value for purposes of the Portfolio’s credit quality guidelines (if any) because such value in general better reflects the Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, the Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Portfolio’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether the Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral to the Portfolio to cover the Portfolio’s exposure to the counterparty.

To the extent the Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio

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Notes to Financial Statements (Cont.)

would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap.

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge the Portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the

52	PIMCO SECTOR FUND SERIES — I

(Unaudited)

September 30, 2023

cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Portfolio is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain the Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolio holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

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Notes to Financial Statements (Cont.)

New Portfolio Risk  is the risk that a new portfolio’s performance may not represent how the portfolio is expected to or may perform in the long term. In addition, new portfolios have limited operating histories for investors to evaluate and new portfolios may not attract sufficient assets to achieve investment and trading efficiencies.

Small Portfolio Risk  is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Market Risk  is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income portfolios may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate

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(Unaudited)

September 30, 2023

perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally- cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage- related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	55

Notes to Financial Statements (Cont.)

changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Portfolio.

Senior Loan Risk  is the risk that investing in senior loans, including bank loans, exposes a Portfolio to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a senior loan prepays or redeems the loan prior to maturity, a Portfolio may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent a Portfolio invests in senior loans that are covenant-lite obligations, the Portfolio may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

56	PIMCO SECTOR FUND SERIES — I

(Unaudited)

September 30, 2023

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Portfolio, or on certain instruments in which the Portfolio invests, which can be difficult to ascertain and could result in losses to the Portfolio.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruption Risk  A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	57

Notes to Financial Statements (Cont.)

Operational Risk  An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to the Portfolio, its service providers, trading counterparties or the issuers in which the Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

The Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type

58	PIMCO SECTOR FUND SERIES — I

(Unaudited)

September 30, 2023

of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolio. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	59

Notes to Financial Statements (Cont.)

existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolio may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolio is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for the Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on the Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fee for the Portfolio are charged at an annual rate as noted in the following table (calculated as a percentage of the Portfolio’s average daily net assets attributable to the Portfolio):

Investment Advisory Fee	Supervisory and Administrative Fee

0.02%	0.03%

(c) Portfolio Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolio, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolios, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses.

60	PIMCO SECTOR FUND SERIES — I

(Unaudited)

September 30, 2023

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Portfolio’s Supervisory and Administrative Fee, or reimburse the Portfolio, to the extent that the Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.00049%, the “Expense Limit”. The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive the advisory fee it receives from the Portfolio by 0.02% of the average daily net assets. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive the supervisory and administrative fee it receives from the Portfolio by 0.03% of the average daily net. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO . For the period ended September 30, 2023, the amount was $78,874.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

(e) Distributor  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	61

Notes to Financial Statements (Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolio. Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as “portfolio turnover.” The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect the Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

U.S. Government/Agency		All Other

Purchases	Sales	Purchases	Sales

$206,556	$67,751	$453,614	$45,262

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Six Months Ended 09/30/2023 (Unaudited)		Inception date through March 31, 2023(a)

	Shares	Amount	Shares	Amount

Receipts for shares sold	58,782	$564,372	16,413	$160,860

Issued as reinvestment of distributions	483	4,607	302	2,846

Cost of shares redeemed	(4,091)	(38,787)	(1,273)	(12,492)

Net increase (decrease) resulting from Fund share transactions	55,174	$530,192	15,442	$151,214

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Portfolio was June 2, 2022.

62	PIMCO SECTOR FUND SERIES — I

(Unaudited)

September 30, 2023

As of September 30, 2023, two shareholders each owned 10% or more of the Portfolio’s total outstanding shares comprising 38% of the Portfolio.

14. REGULATORY AND LITIGATION MATTERS

The Portfolio is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of September 30, 2023, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state, and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Portfolio had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Sector Fund Series—I*	$346	$199

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	63

Notes to Financial Statements (Cont.)

(Unaudited)

September 30, 2023

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

$699,010	$488	$(26,292)	$(25,804)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

64	PIMCO SECTOR FUND SERIES — I

Glossary: (abbreviations that may be used in the preceding statements)

(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	TDM	TD Securities (USA) LLC
MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
RBC	Royal Bank of Canada	UAG	UBS AG Stamford
SCX	Standard Chartered Bank, London

Currency Abbreviations:
CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	USD	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CAONREPO	Canadian Overnight Repo Rate Average	CDX.IG	Credit Derivatives Index - Investment Grade

Municipal Bond or Agency Abbreviations:
ST	State

Other Abbreviations:
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
DAC	Designated Activity Company	TBA	To-Be-Announced

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	65

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements. With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same

66	PIMCO SECTOR FUND SERIES — I

(Unaudited)

manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Advisory Contract and Supervision and Administration Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023 and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	67

Approval of Investment Advisory Contract and Other Agreements (Cont.)

the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by Research Affiliates under the Sub-Advisory Agreement has benefited, and will likely continue to benefit, the Portfolios and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023. The Board considered information regarding

68	PIMCO SECTOR FUND SERIES — I

(Unaudited)

both the short- and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain short- and long-term periods. With respect to Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. PIMCO reported to the Board regarding actions that PIMCO has taken to attempt to improve performance and PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only separate account or other clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, are eligible to invest in the Portfolios. The Board also noted that only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund and PAPS All Asset: Multi-RAE PLUS Fund . In addition, the Board noted that only the PIMCO All Asset All Authority Fund is eligible to invest in the PAPS All Authority: Multi-RAE PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	69

Approval of Investment Advisory Contract and Other Agreements (Cont.)

fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO in accordance with Rule 12d1-4 under the Investment Company Act of 1940. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. The Board considered the existence of any economies of scale and found that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s

70	PIMCO SECTOR FUND SERIES — I

(Unaudited)

institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for discretionary investment management services it provides to separate account clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates under the Sub-Advisory Agreements on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

SEMIANNUAL REPORT	SEPTEMBER 30, 2023	71

Distribution Information

(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolio estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Sector Fund Series — I	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0777	$0.0000	$0.0000	$0.0777

September 2023	$0.0573	$0.0000	$0.0000	$0.0573

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**

Occurs when a Portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a Portfolio’s net income, yield, earnings or investment performance.

72	PIMCO SECTOR FUND SERIES — I

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PAPS4003SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Private Account Portfolio Series

PIMCO ABS and Short-Term Investments Portfolio

PIMCO EM Bond and Short-Term Investments Portfolio

PIMCO High Yield and Short-Term Investments Portfolio

PIMCO Investment Grade Credit Bond Portfolio

PIMCO Long Duration Credit Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage and Short-Term Investments Portfolio

PIMCO Municipal Portfolio

PIMCO Real Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government and Short-Term Investments Portfolio

PIMCO International Portfolio

PIMCO Short Asset Portfolio

PIMCO Short-Term Floating NAV Portfolio III

		Page

Market Insights		2

Important Information About the Portfolios		3

Expense Examples		23

Benchmark Descriptions		24

Financial Highlights		26

Statements of Assets and Liabilities		32

Consolidated Statements of Assets and Liabilities		34

Statements of Operations		35

Consolidated Statements of Operations		38

Statements of Changes in Net Assets		39

Consolidated Statements of Changes in Net Assets		43

Statements of Cash Flows		44

Notes to Financial Statements		188

Glossary		215

Approval of Investment Advisory Contract and Other Agreements		216

Distribution Information		220

Portfolio	Portfolio Summary	Schedule of Investments

PIMCO ABS and Short-Term Investments Portfolio	7	45

PIMCO EM Bond and Short-Term Investments Portfolio	8	59

PIMCO High Yield and Short-Term Investments Portfolio	9	68

PIMCO Investment Grade Credit Bond Portfolio	10	76

PIMCO Long Duration Credit Bond Portfolio	11	89

PIMCO Low Duration Portfolio	12	114

PIMCO Moderate Duration Portfolio	13	121

PIMCO Mortgage and Short-Term Investments Portfolio	14	129

PIMCO Municipal Portfolio	15	140

PIMCO Real Return Portfolio	16	143

PIMCO Short-Term Portfolio	17	147

PIMCO Short-Term Floating NAV Portfolio II	18	158

PIMCO U.S. Government and Short-Term Investments Portfolio	19	162

PIMCO International Portfolio(1)	20	168

PIMCO Short Asset Portfolio(1)	21	174

PIMCO Short-Term Floating NAV Portfolio III(1)	22	182

(1) Consolidated Schedule of Investments

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO ABS and Short-Term Investments Portfolio, PIMCO EM Bond and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio, PIMCO Investment Grade Credit Bond Portfolio, PIMCO Long Duration Credit Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO Municipal Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government and Short-Term Investments Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio, and PIMCO Short-Term Floating NAV Portfolio III (each a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Portfolios currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s Offering Memorandum and in the Principal and Other Risks in the Notes to the Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Portfolio’s compliance calculations, including those used in a Portfolio’s offering memorandum, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Portfolios are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of a Portfolio and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Portfolios	(Cont.)

The Portfolios may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on a Portfolio, or on certain instruments in which a Portfolio invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by a Portfolio or a reduction in the effectiveness of related Portfolio transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of a Portfolio that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Portfolio.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Portfolios and issuers in which they invest. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Portfolios and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

On each individual Portfolio Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Portfolio distributions or (ii) the redemption of Portfolio shares. Each Portfolio measures its performance against at least one broad-based securities market index (“benchmark index”). Benchmark indexes do not take into account fees, expenses or taxes. A Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. There is no assurance that any Portfolio, including any Portfolio that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Portfolio’s total return in excess of that of the Portfolio’s benchmark between reporting periods or 2) a Portfolio’s total return in excess of the Portfolio’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Portfolio’s performance as compared to one or more previous reporting periods. Historical performance for the Portfolios may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO ABS and Short-Term Investments Portfolio	10/31/00	Diversified
PIMCO EM Bond and Short-Term Investments Portfolio	04/03/98	Non-diversified
PIMCO High Yield and Short-Term Investments Portfolio	12/08/00	Diversified
PIMCO Investment Grade Credit Bond Portfolio	01/26/00	Diversified
PIMCO Long Duration Credit Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO Municipal Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified

4	PRIVATE ACCOUNT PORTFOLIO SERIES

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short Asset Portfolio	05/01/17	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust, a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available upon request by calling PIMCO at (888) 87-PIMCO.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

SEC rules allow the Portfolio to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Portfolio, investors can inform the Portfolio by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Portfolio or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Portfolios) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Portfolios will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Portfolios	(Cont.)

proposed rule would amend the liquidity rule framework. The proposal’s impact on the Portfolios will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO ABS and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

Asset-Backed Securities	38.7%

U.S. Government Agencies	38.3%

Non-Agency Mortgage-Backed Securities	19.1%

Short-Term Instruments‡	2.3%

U.S. Treasury Obligations	1.3%

Corporate Bonds & Notes	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (10/31/00)
PIMCO ABS and Short-Term Investments Portfolio	2.13%	4.45%	1.87%	3.29%	6.00%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.52%
Bloomberg Asset-Backed Securities Index	0.13%	2.81%	1.48%	1.49%	3.26%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO ABS and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of asset-backed securities (“ABS”) of varying maturities and short-term investments, which may be represented by options, futures contracts, or swap agreements. Assets not invested in ABS or short-term investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

»	Underweight exposure to the short and long-end of the U.S. yield curve contributed to performance, as rates broadly increased.

»	Overweight exposure to student-loan asset backed securities contributed to performance, as spreads tightened.

»	Exposure to conventional pass-through MBS detracted from performance, as spreads widened.

»	Exposure to non-agency commercial MBS detracted from performance, as the asset class posted negative returns.

»	Exposure to structured agency MBS detracted from performance, as the sector posted negative returns.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO EM Bond and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of September 30, 2023†§

Short-Term Instruments‡	54.6%

South Africa	7.5%

Brazil	4.6%

Mexico	3.6%

Qatar	3.5%

Colombia	3.4%

Serbia	2.7%

Chile	2.6%

Indonesia	2.3%

Saudi Arabia	2.3%

Luxembourg	1.9%

United States	1.7%

United Arab Emirates	1.6%

Israel	1.3%

Romania	1.3%

Other	5.1%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/03/98)
PIMCO EM Bond and Short-Term Investments Portfolio	1.65%	7.33%	1.48%	2.34%	6.56%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.89%♦
Custom JPM ELMI+ Benchmark	(0.01)%	10.44%	(1.78)%	(1.67)%	3.55%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 03/31/1998.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO EM Bond and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments that economically are tied to emerging market countries and short term investments, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”). “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Within local debt, short exposure to the Taiwanese dollar contributed to absolute performance, as the currency depreciated.

»	Within local debt, long exposure to Brazilian local debt contributed to absolute performance, as local yields fell.

»	Within external debt, long exposure to Israeli sovereign debt detracted from absolute performance, as Israeli yields increased.

»	Within external debt, long exposure to Mexican sovereign debt detracted from absolute performance, as Mexican yields increased.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO High Yield and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	70.7%

Loan Participations and Assignments	14.0%

Short-Term Instruments‡	10.0%

Common Stocks	3.8%

Other	1.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/08/00)
PIMCO High Yield and Short-Term Investments Portfolio	1.77%	9.35%	4.31%	6.39%	7.37%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.50%♦
ICE BofAML U.S. High Yield, BB-B Rated Index	1.49%	9.65%	2.99%	4.17%	6.31%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 11/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO High Yield and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in high yield investments (“junk bonds”) and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. High yield investments include securities (i) rated below investment grade by each of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) that provides a rating on such investment or, if unrated, determined by PIMCO to be of comparable quality, or (ii) comprising the ICE BofAML U.S. High Yield, BB-B Rated, Constrained Index. The Portfolio may invest up to 20% of its total assets in securities rated below B by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. Assets not invested in high yield securities or non-investment grade short-term investments may be invested in investment grade Fixed Income Instruments, including investment grade short-term investments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection in the finance and insurance sector contributed to performance, as prices of an overweight position within the sector rose.

»	Security selection in the banking sector contributed to performance, as prices of an overweight position within banking rose.

»	Security selection in the healthcare sector contributed to performance, as prices of an overweight position within the sector rose.

»	Security selection in the commercial mortgage-backed securities (“CMBS”) and real-estate investment trusts (“REITs”) sector detracted from performance, as prices of an overweight position within the sector fell.

»	Security selection in the chemicals sector detracted from performance, as prices of an underweight position within the sector rose.

»	Security selection in the retailers sector detracted from performance, as prices of an overweight position within the sector fell.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

PIMCO Investment Grade Credit Bond Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

Banking & Finance	33.0%

Industrials	23.9%

Short-Term Instruments‡	19.7%

Utilities	9.5%

U.S. Government Agencies	6.2%

Preferred Securities	3.0%

U.S. Treasury Obligations	2.1%

Other	2.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/26/00)
PIMCO Investment Grade Credit Bond Portfolio	(0.05)%	5.54%	1.39%	2.56%	6.03%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.66%♦
Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	(3.26)%	3.85%	0.97%	2.31%	4.80%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 01/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Investment Grade Credit Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of investment grade fixed income investments of varying maturities, which may be represented by options, futures contracts or swap agreements. Assets not invested in investment grade fixed income investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within specialty finance, notably overweight exposure to a U.S. storage real estate investment trust (“REIT”), contributed to performance, as spreads tightened.

»	Tactical exposure to the emerging markets sector, notably overweight exposure to Saudi sovereign bonds, contributed to performance, as the position benefitted from a positive energy pricing environment.

»	Security selection within the telecommunications sector, notably overweight exposure to a wireline telecommunications service provider, contributed to performance, as spreads tightened.

»	Security selection within REITs, notably overweight exposure to a U.S. storage REIT, detracted from performance, as spreads widened.

»	Security selection within the technology sector, notably underweight exposure to a semiconductor and software provider, detracted from performance, as spreads tightened.

»	Security selection within the banking sector, notably underweight exposure to a global investment bank, detracted from performance, as spreads tightened.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Long Duration Credit Bond Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	61.0%

U.S. Treasury Obligations	21.6%

U.S. Government Agencies	9.7%

Preferred Securities	2.6%

Municipal Bonds & Notes	2.0%

Sovereign Issues	1.3%

Short-Term Instruments‡	0.1%

Other	1.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/22/08)
PIMCO Long Duration Credit Bond Portfolio	(7.67)%	2.63%	0.93%	3.73%	5.64%
Bloomberg U.S. Long Credit Index	(7.63)%	2.54%	(0.23)%	2.71%	5.03%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Long Duration Credit Bond Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Interest rate positioning, particularly underweight exposure at the long end of the curve, contributed to performance, as interest rates rose.

»	Overweight exposure to, and name selection within, banking securities contributed to performance, as earnings announcements exceeded expectations on positive outlook alongside strong net interest income guidance.

»	Underweight exposure to the healthcare sector, particularly select issuers within pharmaceuticals, detracted from performance, as spreads tightened.

»	Underweight exposure to the technology sector detracted from performance, as spreads tightened.

»	Underweight exposure to the energy sector detracted from performance, as spreads tightened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

PIMCO Low Duration Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	48.1%

Corporate Bonds & Notes	16.0%

Asset-Backed Securities	15.4%

U.S. Government Agencies	10.5%

Non-Agency Mortgage-Backed Securities	8.2%

Municipal Bonds & Notes	1.1%

Short-Term Instruments	0.4%

Sovereign Issues	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (05/31/12)
PIMCO Low Duration Portfolio	0.60%	3.43%	1.38%	1.23%	1.06%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	0.35%	2.77%	1.21%	1.02%	1.00%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Low Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of “Fixed Income Instruments” of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within commercial mortgage-backed securities (“CMBS”) contributed to relative performance, as short term CMBS had positive return.

»	Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

»	Overweight exposure to investment grade corporate credit contributed to relative performance, as spreads tightened.

»	Overweight exposure to U.S. duration, specifically to the one, three and five-year portions of the curve, detracted from relative performance, as interest rates rose.

»	There were no other material detractors for this Portfolio.

12	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Moderate Duration Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	28.6%

Short-Term Instruments	26.0%

U.S. Treasury Obligations	13.5%

Corporate Bonds & Notes	13.4%

Asset-Backed Securities	9.6%

Non-Agency Mortgage-Backed Securities	5.7%

Municipal Bonds & Notes	3.0%

Other	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (07/31/12)
PIMCO Moderate Duration Portfolio	(2.45)%	1.95%	0.46%	1.15%	0.89%
Bloomberg Intermediate Aggregate Bond Index	(2.62)%	1.42%	0.42%	1.06%	0.92%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Moderate Duration Portfolio seeks to provide income, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positions in securitized credit including collateralized loan obligations and commercial mortgage-backed securities (“MBS”) contributed to relative performance, as spreads tightened.

»	Overweight exposure to investment-grade corporate credit contributed to relative performance, as spreads tightened.

»	Overweight exposure to U.S. duration in the third quarter detracted from relative performance, as U.S. yields rose.

»	Overweight exposure to agency MBS detracted from relative performance, as spreads widened.

»	There are no other material contributors or detractors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

PIMCO Mortgage and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	86.1%

Asset-Backed Securities	6.3%

Short-Term Instruments‡	3.8%

Non-Agency Mortgage-Backed Securities	3.7%

Other	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO Mortgage and Short-Term Investments Portfolio	(9.19)%	(1.69)%	(1.81)%	0.62%	4.10%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.66%
Bloomberg U.S. MBS Fixed-Rate Index	(4.67)%	(0.17)%	(0.77)%	0.62%	3.56%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Mortgage and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related securities of varying maturities and short-term investments, which may be represented by options, futures contracts, swap agreements or asset-backed securities. Assets not invested in mortgage-related securities or short-term investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration, particularly to the intermediate portion of the U.S. yield curve, contributed to performance, as interest rates increased.

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to performance, as spreads tightened.

»	Exposure to senior collateralized loan obligations contributed to performance, as the asset class posted positive returns.

»	Exposure to pass-through agency MBS detracted from performance, as spreads widened.

»	Exposure to structured agency MBS, specifically principal-only MBS, detracted from performance, as these select securities underperformed.

14	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Municipal Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	12.1%

Port, Airport & Marina Revenue	10.9%

Water Revenue	10.3%

Ad Valorem Property Tax	7.6%

Highway Revenue Tolls	6.8%

College & University Revenue	6.0%

Electric Power & Light Revenue	4.9%

General Fund	4.5%

Appropriations	3.9%

Income Tax Revenue	2.8%

Natural Gas Revenue	2.7%

Miscellaneous Revenue	2.7%

Sales Tax Revenue	2.6%

Hotel Occupancy Tax	2.6%

Lease (Appropriation)	2.5%

Tobacco Settlement Funded	1.9%

Sewer Revenue	1.2%

Nuclear Revenue	1.1%

Lease (Non-Terminable)	1.1%

Other	5.0%

Short-Term Instruments‡	5.5%

Corporate Bonds & Notes	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (08/21/00)
PIMCO Municipal Portfolio	(4.22)%	3.16%	1.09%	3.02%	3.66%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.56%♦
Bloomberg Long Municipal Bond Index	(6.03)%	3.06%	0.29%	2.83%	4.33%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 08/31/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Municipal Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of fixed income securities of varying maturities issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities (“Municipal Securities”), or in instruments that provide exposure to the Municipal Securities sector, such as options, futures contracts or swap agreements. Assets not invested in Municipal Securities may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Portfolio may also invest in securities issued by entities whose underlying assets are Municipal Securities, including without limitation, residual interest bonds. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to a duration position contributed to performance, as municipal yields broadly increased.

»	Security selection within the transportation sector contributed to performance, as the Portfolio’s holdings outperformed the broader municipal market.

»	Underweight exposure to the healthcare sector contributed to performance, as the sector underperformed the broader municipal market.

»	A tactical allocation to taxable municipals detracted from performance, as the Portfolio’s taxable municipal holdings underperformed the broader municipal market.

»	Security selection within the special tax sector detracted from performance, as the Portfolio’s holdings underperformed the broader municipal market.

»	There were no other material detractors for the Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

PIMCO Real Return Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	98.7%

Short-Term Instruments‡	1.2%

Non-Agency Mortgage-Backed Securities	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/28/00)
PIMCO Real Return Portfolio	(8.41)%	(0.80)%	2.91%	2.57%	5.21%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.62%♦
Bloomberg U.S. TIPS Index	(3.98)%	1.25%	2.12%	1.74%	4.56%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Real Return Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to U.S. Treasury Inflation-Protected Securities (“TIPS”) detracted from absolute returns, as TIPS posted negative returns.

»	Long exposure to U.S. breakeven inflation (“BEI”), or the yield differential between nominal government bonds and like-maturity inflation-linked bonds, specifically long exposure in the third quarter of 2023, contributed to relative performance, as U.S. BEI spreads widened.

»	Curve positioning within U.S. interest rates, specifically underweight exposure to long-term maturities relative to overweight exposure to intermediate maturities, contributed to relative performance, as long-term interest rates underperformed intermediate interest rates.

»	There were no other material contributors or detractors for the Portfolio.

16	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short-Term Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	47.3%

Asset-Backed Securities	23.7%

Non-Agency Mortgage-Backed Securities	23.6%

Short-Term Instruments‡	3.0%

U.S. Treasury Obligations	2.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (04/20/00)
PIMCO Short-Term Portfolio	3.04%	5.31%	1.78%	2.46%	3.60%
ICE BofA SOFR Overnight Rate Index**	2.62%	4.74%	—	—	—
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.62%♦
3 Month USD LIBOR	2.70%	4.88%	1.99%	1.40%	2.01%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019

+ Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR.

♦ Average annual total return since 04/30/2000.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Portfolio seeks maximum total return, consistent with preservation of capital and liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Selection within securitized credit, particularly non-agency mortgage-backed securities (“MBS”), contributed to relative performance, as spreads tightened.

»	Overweight exposure to United States duration, particularly the 10-year portion of the curve, detracted from relative performance, as interest rates rose.

»	Overweight exposure to agency MBS in August and September detracted from relative performance, as spreads widening in those months offset earlier contributions from spread tightening.

»	There are no other material contributors or detractors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

PIMCO Short-Term Floating NAV Portfolio II

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

Repurchase Agreements	49.6%

U.S. Government Agencies	18.4%

Corporate Bonds & Notes	17.8%

Commercial Paper	10.6%

Asset-Backed Securities	1.7%

Other	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (06/09/09)
PIMCO Short-Term Floating NAV Portfolio II	2.65%	4.85%	1.86%	1.32%	1.01%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	0.80%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 05/31/2009.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio II seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	United States duration strategies, particularly underweight exposure to the 3-month portion of the curve and holdings of repurchase agreements, contributed to relative performance, as interest rates rose.

»	Selection within investment grade corporate credit, particularly in the financial sector, contributed to relative performance, as spreads tightened.

»	Overweight exposure to agency debt detracted from relative performance, as spreads tightened.

»	There were no other material contributors or detractors for the Portfolio.

18	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO U.S. Government and Short-Term Investments Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	89.6%

Asset-Backed Securities	4.1%

U.S. Government Agencies	3.8%

Non-Agency Mortgage-Backed Securities	2.3%

Short-Term Instruments‡	0.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (01/31/00)
PIMCO U.S. Government and Short-Term Investments Portfolio	(12.16)%	(5.31)%	(1.51)%	(0.23)%	4.91%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	1.66%
Bloomberg Government Bond Index	(4.30)%	(0.74)%	(0.03)%	0.65%	3.45%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO U.S. Government and Short-Term Investments Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. Government Securities of varying maturities, or in securities that provide exposure to the U.S. Government Securities sector, such as mortgage-backed securities (“MBS”) and short-term investments, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities or short-term investments may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, detracted from performance due to overweight exposure to overall duration, as yields rose.

»	Out-of-benchmark exposure to broad investment grade securities contributed to performance, as spreads narrowed.

»	There were no other material contributors or detractors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

PIMCO International Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Geographic Breakdown as of September 30, 2023†§

Short-Term Instruments‡	97.6%

United States	1.6%

Canada	0.8%
†	% of Investments, at value.

§	Geographic Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (12/31/89)
PIMCO International Portfolio	3.63%	4.63%	(3.77)%	(1.67)%	5.33%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	2.68%♦
JPMorgan GBI Global ex-US Index Hedged in USD	(1.60)%	0.90%	0.19%	2.12%	5.07%♦

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 11/30/1989.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO International Portfolio seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in a portfolio of Fixed Income Instruments of non-U.S. issuers, representing at least three non-U.S. countries or currencies, which may be represented by options, futures contracts, swap agreements, mortgage-backed securities (“MBS”) or asset-backed securities (“ABS”). “Fixed Income Instruments” includes bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration in Japan contributed to relative performance, as yields rose.

»	Curve positioning and instrument selection within European rate strategies contributed to relative performance, as the yield curve steepened and interest rate swap spreads tightened.

»	Underweight exposure to duration in the U.K. contributed to relative performance, as yields rose.

»	Long exposure to the Japanese yen detracted from relative performance, as the currency depreciated against the U.S. dollar.

»	Overweight exposure to duration in select dollar bloc countries, specifically New Zealand and Canada, detracted from relative performance, as yields rose.

»	Long exposure to the Australian dollar detracted from relative performance, as the currency depreciated against the U.S. dollar.

20	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO Short Asset Portfolio

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	31.4%

Short-Term Instruments	24.2%

Asset-Backed Securities	19.3%

U.S. Government Agencies	16.0%

Non-Agency Mortgage-Backed Securities	8.0%

Sovereign Issues	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	Portfolio Inception (05/01/17)
PIMCO Short Asset Portfolio	3.46%	5.77%	2.23%	2.25%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.66%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short Asset Portfolio seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to U.S. duration contributed to relative performance, as interest rates rose.

»	Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

»	Selection within investment grade corporate credit, specifically within the financials sector, contributed to relative performance, as spreads tightened.

»	There were no material detractors for this Portfolio.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

PIMCO Short-Term Floating NAV Portfolio III

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Portfolio commenced operations.

Allocation Breakdown as of September 30, 2023†§

Repurchase Agreements	55.6%

Japan Treasury Bills	17.3%

Commercial Paper	11.2%

Corporate Bonds & Notes	8.6%

U.S. Government Agencies	4.7%

Short-Term Notes	1.2%

Other	1.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Portfolio Inception (03/12/12)
PIMCO Short-Term Floating NAV III	2.66%	4.92%	1.87%	1.40%	1.27%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	0.97%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Differences in the Portfolio’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO Short-Term Floating NAV Portfolio III seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Portfolio strategies may change from time to time. Please refer to the Portfolio’s current offering memorandum for more information regarding the Portfolio’s strategy.

Portfolio Insights

The following affected performance (on a gross basis) during the reporting period:

»	United States duration strategies, particularly underweight exposure to the 3-month part of the curve, contributed to relative performance, as interest rates rose.

»	There were no other material contributors or detractors for the Portfolio.

22	PRIVATE ACCOUNT PORTFOLIO SERIES

Expense Examples

Example

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Portfolio expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Portfolios is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Portfolio, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO ABS and Short-Term Investments Portfolio	$1,000.00	$1,021.30	$0.86	$1,000.00	$1,024.08	$0.86	0.17%
PIMCO EM Bond and Short-Term Investments Portfolio	1,000.00	1,016.50	0.80	1,000.00	1,024.13	0.81	0.16
PIMCO High Yield and Short-Term Investments Portfolio	1,000.00	1,017.70	0.30	1,000.00	1,024.63	0.30	0.06
PIMCO Investment Grade Credit Bond Portfolio	1,000.00	999.50	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO Long Duration Credit Bond Portfolio	1,000.00	923.30	4.41	1,000.00	1,020.34	4.63	0.92
PIMCO Low Duration Portfolio	1,000.00	1,006.00	0.25	1,000.00	1,024.68	0.25	0.05
PIMCO Moderate Duration Portfolio	1,000.00	975.50	0.30	1,000.00	1,024.63	0.30	0.06
PIMCO Mortgage and Short-Term Investments Portfolio	1,000.00	908.10	1.71	1,000.00	1,023.14	1.82	0.36
PIMCO Municipal Portfolio	1,000.00	957.80	0.24	1,000.00	1,024.68	0.25	0.05
PIMCO Real Return Portfolio	1,000.00	915.90	20.11	1,000.00	1,003.94	21.03	4.21
PIMCO Short-Term Portfolio	1,000.00	1,030.40	2.94	1,000.00	1,022.04	2.92	0.58
PIMCO Short-Term Floating NAV Portfolio II	1,000.00	1,026.50	0.35	1,000.00	1,024.58	0.35	0.07
PIMCO U.S. Government and Short-Term Investments Portfolio	1,000.00	878.40	3.18	1,000.00	1,021.54	3.43	0.68
PIMCO International Portfolio (Consolidated)	1,000.00	1,036.30	0.71	1,000.00	1,024.23	0.71	0.14
PIMCO Short Asset Portfolio (Consolidated)	1,000.00	1,034.60	0.00	1,000.00	1,024.93	0.00	0.00
PIMCO Short-Term Floating NAV Portfolio III (Consolidated)	1,000.00	1,026.60	0.00	1,000.00	1,024.93	0.00	0.00

* Expenses Paid During Period are equal to the net annualized expense ratio for the Portfolio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg 1-3 Year U.S. Government/Credit Bond Index	The Bloomberg 1-3 Year U.S. Government/Credit Bond Index is the 1-3 Yr component of the U.S. Government/Credit index. The Bloomberg Government/Credit Index includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

Bloomberg Asset-Backed Securities Index	Bloomberg Asset-Backed Securities Index has 5 subsectors: credit and charge cards, autos, home equity loans, utility, and manufactured housing. The index includes pass-through, bullet, and controlled amortization structures. It includes only the senior class of each ABS issue; subordinate tranches are not included.

Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher) consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

Bloomberg Government Bond Index	Bloomberg Government Bond Index consists of securities issued by the U.S. Government with a maturity of one year or more.

Bloomberg Intermediate Aggregate Bond Index	Bloomberg Intermediate Aggregate Bond Index is the Intermediate component of the U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Long Municipal Bond Index	Bloomberg Long Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market.

Bloomberg U.S. Long Credit Index	Bloomberg U.S. Long Credit Index includes both corporate and non-corporate sectors with maturities equal to or greater than 10 years. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government.

Bloomberg U.S. MBS Fixed-Rate Index	Bloomberg U.S. MBS Fixed-Rate Index covers the mortgage-backed pass-through securities and hybrid ARM pools of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping individual fixed rate MBS pools into generic aggregates.

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

Custom JPM ELMI+ Benchmark	Custom JPM ELMI+ Benchmark consists of custom weights of selected countries within the JPMorgan Emerging Local Markets Index Plus.

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

ICE BofA SOFR Overnight Rate Index	ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that days fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BofAML U.S. High Yield, BB-B Rated Index	ICE BofAML U.S. High Yield, BB-B Rated Index is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Prior to 1/97, data represents that of ICE BofAML High Yield Cash Pay, BB-B rated. ICE BofAML High Yield Cash Pay, BB-B rated is comprised of fixed income securities rated BB and B. The index tracks the performance of below investment grade U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Excludes pay-in-kind bonds and deferred interest bonds that are not yet accruing a coupon.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged market index representative of the total return performance in U.S. dollars of major non-U.S. bond markets.

* It is not possible to invest directly in an unmanaged index.

24	PRIVATE ACCOUNT PORTFOLIO SERIES

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SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ABS and Short-Term Investments Portfolio

04/01/2023 - 09/30/2023+	$11.50	$0.32	$(0.08)	$0.24	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2023	12.14	0.49	(0.63)	(0.14)	(0.50)	0.00	0.00	(0.50)

03/31/2022	12.60	0.36	(0.45)	(0.09)	(0.33)	(0.04)	0.00	(0.37)

03/31/2021	11.95	0.31	0.79	1.10	(0.37)	(0.08)	0.00	(0.45)

03/31/2020	12.66	0.47	(0.67)	(0.20)	(0.51)	0.00	0.00	(0.51)

03/31/2019	12.70	0.50	(0.01)	0.49	(0.53)	0.00	0.00	(0.53)

PIMCO EM Bond and Short-Term Investments Portfolio

04/01/2023 - 09/30/2023+	$8.61	$0.22	$(0.08)	$0.14	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2023	9.14	0.37	(0.40)	(0.03)	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.92	0.32	(0.70)	(0.38)	(0.40)	0.00	0.00	(0.40)

03/31/2021	9.15	0.28	0.50	0.78	(0.01)	0.00	0.00	(0.01)

03/31/2020	9.75	0.34	(0.87)	(0.53)	0.00	0.00	(0.07)	(0.07)

03/31/2019	10.38	0.48	(0.45)	0.03	(0.34)	(0.32)	0.00	(0.66)

PIMCO High Yield and Short-Term Investments Portfolio

04/01/2023 - 09/30/2023+	$6.88	$0.25	$(0.13)	$0.12	$(0.19)	$0.00	$0.00	$(0.19)

03/31/2023	7.83	0.43	(0.83)	(0.40)	(0.55)	0.00	0.00	(0.55)

03/31/2022	7.60	0.38	0.26	0.64	(0.41)	0.00	0.00	(0.41)

03/31/2021	6.76	0.42	0.89	1.31	(0.47)	0.00	0.00	(0.47)

03/31/2020	7.76	0.46	(0.75)	(0.29)	(0.71)	0.00	0.00	(0.71)

03/31/2019	7.77	0.52	0.01	0.53	(0.54)	0.00	0.00	(0.54)

PIMCO Investment Grade Credit Bond Portfolio

04/01/2023 - 09/30/2023+	$8.67	$0.18	$(0.18)	$0.00	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2023	9.12	0.30	(0.43)	(0.13)	(0.30)	(0.02)	0.00	(0.32)

03/31/2022	9.78	0.27	(0.60)	(0.33)	(0.28)	(0.05)	0.00	(0.33)

03/31/2021	9.14	0.27	0.65	0.92	(0.28)	0.00	0.00	(0.28)

03/31/2020	9.52	0.34	(0.40)	(0.06)	(0.32)	0.00	0.00	(0.32)

03/31/2019	9.42	0.35	0.08	0.43	(0.31)	(0.02)	0.00	(0.33)

PIMCO Long Duration Credit Bond Portfolio

04/01/2023 - 09/30/2023+	$9.59	$0.21	$(0.94)	$(0.73)	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2023	11.26	0.46	(1.56)	(1.10)	(0.48)	(0.09)	0.00	(0.57)

03/31/2022	12.42	0.52	(0.89)	(0.37)	(0.59)	(0.20)	0.00	(0.79)

03/31/2021	12.09	0.55	0.60	1.15	(0.57)	(0.25)	0.00	(0.82)

03/31/2020	11.72	0.55	0.75	1.30	(0.61)	(0.32)	0.00	(0.93)

03/31/2019	11.61	0.52	0.17	0.69	(0.50)	(0.08)	0.00	(0.58)

PIMCO Low Duration Portfolio

04/01/2023 - 09/30/2023+	$9.49	$0.21	$(0.15)	$0.06	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2023	9.69	0.28	(0.23)	0.05	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.04	0.09	(0.34)	(0.25)	(0.08)	(0.02)	0.00	(0.10)

03/31/2021	9.92	0.12	0.17	0.29	(0.15)	(0.02)	0.00	(0.17)

03/31/2020	9.88	0.25	0.07	0.32	(0.28)	0.00	0.00	(0.28)

03/31/2019	9.78	0.24	0.06	0.30	(0.20)	0.00	0.00	(0.20)

PIMCO Moderate Duration Portfolio

04/01/2023 - 09/30/2023+	$9.03	$0.19	$(0.41)	$(0.22)	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2023	9.54	0.26	(0.53)	(0.27)	(0.24)	0.00	0.00	(0.24)

03/31/2022	10.18	0.15	(0.59)	(0.44)	(0.16)	(0.04)	0.00	(0.20)

03/31/2021	10.27	0.15	0.09	0.24	(0.18)	(0.15)	0.00	(0.33)

03/31/2020	9.98	0.27	0.34	0.61	(0.29)	(0.03)	0.00	(0.32)

03/31/2019	9.78	0.27	0.17	0.44	(0.24)	0.00	0.00	(0.24)

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.51	2.13%	$4,539,588	0.17	%*	0.17	%*	0.05	%*	0.05	%*	5.53	%*	275%

11.50	(1.15)	4,269,304	0.09		0.09		0.05		0.05		4.17		382

12.14	(0.76)	4,915,605	0.05		0.05		0.05		0.05		2.88		433

12.60	9.34	4,714,005	0.05		0.05		0.05		0.05		2.52		492

11.95	(1.72)	4,002,611	0.05		0.05		0.05		0.05		3.71		353

12.66	3.90	4,640,619	0.06		0.06		0.05		0.05		3.92		157

$8.56	1.65%	$426,257	0.16	%*	0.16	%*	0.12	%*	0.12	%*	5.17	%*	6%

8.61	(0.20)	423,236	0.15		0.15		0.12		0.12		4.21		14

9.14	(3.96)	488,117	0.12		0.12		0.12		0.12		3.30		23

9.92	8.51	536,966	0.12		0.12		0.12		0.12		2.81		57

9.15	(5.46)	481,098	0.14		0.14		0.12		0.12		3.42		31

9.75	0.49	458,684	0.17		0.17		0.12		0.12		4.93		45

$6.81	1.77%	$158,719	0.06	%*	0.06	%*	0.05	%*	0.05	%*	7.30	%*	23%

6.88	(5.04)	170,349	0.10		0.10		0.05		0.05		6.02		17

7.83	8.41	518,756	0.12		0.12		0.05		0.05		4.69		53

7.60	19.60	500,459	0.12		0.12		0.05		0.05		5.65		37

6.76	(4.20)	388,194	0.18		0.18		0.05		0.05		5.98		16

7.76	7.09	527,105	0.12		0.12		0.05		0.05		6.67		21

$8.54	(0.05)%	$3,324,632	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.10	%*	71%

8.67	(1.42)	3,250,613	0.06		0.06		0.05		0.05		3.43		114

9.12	(3.59)	4,774,312	0.05		0.05		0.05		0.05		2.72		58

9.78	10.09	4,660,053	0.05		0.05		0.05		0.05		2.74		122

9.14	(0.76)	3,006,729	0.06		0.06		0.05		0.05		3.54		143

9.52	4.71	2,642,701	0.06		0.06		0.05		0.05		3.73		82

$8.71	(7.67)%	$24,319,173	0.92	%*	0.92	%*	0.05	%*	0.05	%*	4.54	%*	52%

9.59	(9.64)	26,091,834	0.54		0.54		0.05		0.05		4.73		76

11.26	(3.69)	28,855,611	0.06		0.06		0.05		0.05		4.08		66

12.42	9.16	28,614,011	0.08		0.08		0.05		0.05		4.13		143

12.09	11.07	23,360,760	0.49		0.49		0.05		0.05		4.36		145

11.72	6.33	22,213,393	0.31		0.31		0.05		0.05		4.66		80

$9.40	0.60%	$2,112,146	0.05	%*	0.05	%*	0.05	%*	0.05	%*	4.43	%*	59%

9.49	0.51	2,207,295	0.06		0.06		0.05		0.05		2.94		119

9.69	(2.60)	1,999,224	0.05		0.05		0.05		0.05		0.85		143

10.04	3.00	1,049,333	0.05		0.05		0.05		0.05		1.18		301

9.92	3.23	766,311	0.05		0.05		0.05		0.05		2.49		153

9.88	3.15	928,672	0.06		0.06		0.05		0.05		2.50		201

$8.68	(2.45)%	$3,157,443	0.06	%*	0.06	%*	0.05	%*	0.05	%*	4.17	%*	272%

9.03	(2.78)	3,197,253	0.06		0.06		0.05		0.05		2.80		530

9.54	(4.45)	3,553,079	0.05		0.05		0.05		0.05		1.45		370

10.18	2.26	4,321,603	0.05		0.05		0.05		0.05		1.43		544

10.27	6.12	3,723,520	0.05		0.05		0.05		0.05		2.70		311

9.98	4.59	2,616,444	0.06		0.06		0.05		0.05		2.79		461

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Mortgage and Short-Term Investments Portfolio

04/01/2023 - 09/30/2023+	$8.24	$0.17	$(0.92)	$(0.75)	$(0.13)	$0.00	$0.00	$(0.13)

03/31/2023	9.75	0.31	(1.40)	(1.09)	(0.42)	0.00	0.00	(0.42)

03/31/2022	11.00	0.28	(1.15)	(0.87)	(0.38)	0.00	0.00	(0.38)

03/31/2021	11.39	0.29	0.31	0.60	(0.44)	(0.55)	0.00	(0.99)

03/31/2020	10.89	0.38	0.64	1.02	(0.52)	0.00	0.00	(0.52)

03/31/2019	10.54	0.36	0.36	0.72	(0.37)	0.00	0.00	(0.37)

PIMCO Municipal Portfolio

04/01/2023 - 09/30/2023+	$6.09	$0.11	$(0.36)	$(0.25)	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2023	6.48	0.23	(0.40)	(0.17)	(0.22)	0.00	0.00	(0.22)

03/31/2022	6.97	0.21	(0.48)	(0.27)	(0.20)	(0.02)	0.00	(0.22)

03/31/2021	6.96	0.23	0.19	0.42	(0.27)	(0.14)	0.00	(0.41)

03/31/2020	6.98	0.26	0.13	0.39	(0.26)	(0.15)	0.00	(0.41)

03/31/2019	7.12	0.31	0.07	0.38	(0.45)	(0.07)	0.00	(0.52)

PIMCO Real Return Portfolio

04/01/2023 - 09/30/2023+	$12.70	$0.36	$(1.42)	$(1.06)	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2023 ~	17.04	1.04	(3.15)	(2.11)	(1.57)	(0.66)	0.00	(2.23)

03/31/2022 ~	23.88	2.19	0.12	2.31	(1.89)	(7.26)	0.00	(9.15)

03/31/2021 ~	25.08	0.66	3.06	3.72	(2.64)	(2.28)	0.00	(4.92)

03/31/2020 ~	23.04	0.63	1.83	2.46	(0.42)	0.00	0.00	(0.42)

03/31/2019 ~	26.28	0.48	0.45	0.93	(2.07)	(2.10)	0.00	(4.17)

PIMCO Short-Term Portfolio

04/01/2023 - 09/30/2023+	$8.75	$0.19	$0.06	$0.25	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2023	9.11	0.27	(0.32)	(0.05)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.43	0.19	(0.33)	(0.14)	(0.18)	0.00	0.00	(0.18)

03/31/2021	9.06	0.19	0.45	0.64	(0.27)	0.00	0.00	(0.27)

03/31/2020	9.47	0.30	(0.36)	(0.06)	(0.35)	0.00	0.00	(0.35)

03/31/2019	9.47	0.33	0.02	0.35	(0.35)	0.00	0.00	(0.35)

PIMCO Short-Term Floating NAV Portfolio II

04/01/2023 - 09/30/2023+	$10.01	$0.26	$0.00	$0.26	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2023	10.01	0.27	0.01	0.28	(0.28)	(0.00)	0.00	(0.28)

03/31/2022	10.01	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.96	0.03	0.05	0.08	(0.03)	0.00	0.00	(0.03)

03/31/2020	10.01	0.21	(0.04)	0.17	(0.22)	0.00	0.00	(0.22)

03/31/2019	10.01	0.23	0.00	0.23	(0.23)	0.00	0.00	(0.23)

PIMCO U.S. Government and Short-Term Investments Portfolio

04/01/2023 - 09/30/2023+	$6.70	$0.09	$(0.90)	$(0.81)	$(0.06)	$0.00	$0.00	$(0.06)

03/31/2023	8.21	0.17	(1.50)	(1.33)	(0.18)	0.00	0.00	(0.18)

03/31/2022	9.06	0.23	(0.87)	(0.64)	(0.19)	(0.02)	0.00	(0.21)

03/31/2021	12.10	0.27	(1.41)	(1.14)	(0.23)	(1.67)	0.00	(1.90)

03/31/2020	9.30	0.25	2.87	3.12	(0.22)	(0.10)	0.00	(0.32)

03/31/2019	8.73	0.22	0.64	0.86	(0.29)	0.00	0.00	(0.29)

PIMCO International Portfolio (Consolidated)

04/01/2023 - 09/30/2023+	$5.79	$0.16	$0.04	$0.20	$0.00	$0.00	$0.00	$0.00

03/31/2023	5.64	0.14	0.15	0.29	(0.14)	0.00	0.00	(0.14)

03/31/2022	5.67	0.02	(0.05)	(0.03)	0.00	0.00	0.00	0.00

03/31/2021	5.43	0.00	0.24	0.24	0.00	0.00	0.00	0.00

03/31/2020	6.43	0.02	(0.84)	(0.82)	(0.18)	0.00	0.00	(0.18)

03/31/2019	7.58	0.05	(1.18)	(1.13)	0.00	0.00	(0.02)	(0.02)

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.36	(9.19)%	$1,238,828	0.36	%*	0.36	%*	0.05	%*	0.05	%*	4.19	%*	718%

8.24	(11.12)	1,368,313	0.62		0.62		0.05		0.05		3.62		1,297

9.75	(8.17)	1,406,044	0.06		0.06		0.05		0.05		2.61		966

11.00	5.31	1,504,263	0.09		0.09		0.05		0.05		2.48		1,143

11.39	9.58	2,092,924	0.60		0.60		0.05		0.05		3.46		1,294

10.89	6.96	2,644,811	0.17		0.17		0.05		0.05		3.40		1,133

$5.76	(4.22)%	$106,471	0.05	%*	0.05	%*	0.05	%*	0.05	%*	3.81	%*	19%

6.09	(2.45)	111,612	0.05		0.05		0.05		0.05		3.68		21

6.48	(3.94)	136,326	0.05		0.05		0.05		0.05		3.00		12

6.97	6.08	143,819	0.05		0.05		0.05		0.05		3.24		7

6.96	5.62	164,094	0.05		0.05		0.05		0.05		3.56		37

6.98	5.60	143,810	0.05		0.05		0.05		0.05		4.52		54

$11.38	(8.41)%	$252,431	4.21	%*	4.21	%*	0.05	%*	0.05	%*	5.96	%*	10%

12.70	(12.70)	156,177	2.69		2.69		0.05		0.05		7.74		102

17.04	8.35	57,769	0.11		0.11		0.05		0.05		9.91		34

23.88	14.90	54,516	0.39		0.39		0.05		0.05		2.48		134

25.08	10.80	667,009	1.32		1.32		0.05		0.05		2.56		35

23.04	4.44	251,428	1.23		1.23		0.05		0.05		1.94		10

$8.82	2.92%	$199,369	0.58	%*	0.58	%*	0.05	%*	0.05	%*	4.31	%*	359%

8.75	(0.52)	215,073	0.25		0.25		0.05		0.05		3.01		626

9.11	(1.50)	345,957	0.05		0.05		0.05		0.05		1.99		604

9.43	7.07	415,981	0.05		0.05		0.05		0.05		2.03		487

9.06	(0.71)	503,078	0.05		0.05		0.05		0.05		3.15		381

9.47	3.76	603,396	0.07		0.07		0.05		0.05		3.46		125

$10.01	2.65%	$8,751,612	0.07	%*	0.07	%*	0.05	%*	0.05	%*	5.17	%*	32%

10.01	2.81	13,096,392	0.08		0.08		0.05		0.05		2.73		68

10.01	0.04	15,196,560	0.05		0.05		0.05		0.05		0.10		96

10.01	0.88	14,025,137	0.05		0.05		0.05		0.05		0.27		68

9.96	1.64	6,301,118	0.05		0.05		0.05		0.05		2.13		70

10.01	2.35	6,030,159	0.05		0.05		0.05		0.05		2.30		69

$5.83	(12.16)%	$1,612,515	0.68	%*	0.68	%*	0.05	%*	0.05	%*	2.69	%*	5%

6.70	(16.12)	1,507,329	0.93		0.93		0.05		0.05		2.39		23

8.21	(7.36)	1,961,097	0.06		0.06		0.05		0.05		2.43		10

9.06	(11.08)	2,086,074	0.06		0.06		0.05		0.05		2.35		30

12.10	34.23	2,768,092	0.42		0.42		0.05		0.05		2.40		28

9.30	10.16	1,427,336	0.50		0.50		0.05		0.05		2.57		12

$5.99	3.45%	$541,266	0.14	%*	0.14	%*	0.12	%*	0.12	%*	5.40	%*	0%

5.79	5.12	521,621	0.16		0.16		0.12		0.12		2.45		0

5.64	(0.53)	537,322	0.12		0.12		0.12		0.12		0.39		0

5.67	4.42	528,273	0.12		0.12		0.12		0.12		0.07		20

5.43	(12.93)	524,490	0.16		0.16		0.12		0.12		0.31		72

6.43	(14.89)	556,580	0.19		0.19		0.12		0.12		0.75		0

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short Asset Portfolio (Consolidated)

04/01/2023 - 09/30/2023+	$9.60	$0.23	$0.10	$0.33	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2023	9.86	0.26	(0.02)	0.24	(0.49)	0.00	(0.01)	(0.50)

03/31/2022	10.03	0.09	(0.16)	(0.07)	(0.10)	0.00	0.00	(0.10)

03/31/2021	9.71	0.13	0.32	0.45	(0.13)	0.00	0.00	(0.13)

03/31/2020	9.95	0.26	(0.23)	0.03	(0.27)	0.00	0.00	(0.27)

03/31/2019	10.00	0.26	0.00	0.26	(0.29)	(0.02)	0.00	(0.31)

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

04/01/2023 - 09/30/2023+	$9.72	$0.21	$0.05	$0.26	$(0.26)	$0.00	$0.00	$(0.26)

03/31/2023	9.71	0.24	0.04	0.28	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.86	0.01	0.00	0.01	(0.16)	0.00	0.00	(0.16)

03/31/2021	9.82	0.03	0.04	0.07	(0.03)	0.00	0.00	(0.03)

03/31/2020	9.89	0.19	(0.04)	0.15	(0.22)	0.00	0.00	(0.22)

03/31/2019	9.88	0.21	0.04	0.25	(0.24)	0.00	0.00	(0.24)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied. See Note 13 in the Notes to Financial Statements
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios. Additionally, excludes initial sales charges and contingent deferred sales charges.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense and Dividends on Securities Sold Short		Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.68	3.46%	$5,032,093	0.00	%*	0.00	%*	0.00	%*	0.00	%*	4.73	%*	27%

9.60	2.48	4,622,405	0.00		0.00		0.00		0.00		2.62		21

9.86	(0.74)	5,423,395	0.00		0.00		0.00		0.00		0.92		112

10.03	4.67	8,215,974	0.00		0.00		0.00		0.00		1.30		52

9.71	0.24	10,305,320	0.01		0.01		0.00		0.00		2.63		74

9.95	2.56	13,733,909	0.00		0.00		0.00		0.00		2.63		46

$9.72	2.66%	$16,117,043	0.00	%*	0.00	%*	0.00	%*	0.00	%*	4.24	%*	31%

9.72	2.96	11,460,092	0.00		0.00		0.00		0.00		2.47		74

9.71	0.15	11,834,353	0.00		0.00		0.00		0.00		0.13		51

9.86	0.74	22,775,705	0.00		0.00		0.00		0.00		0.26		80

9.82	1.52	16,363,421	0.00		0.00		0.00		0.00		1.92		233

9.89	2.47	13,290,838	0.00		0.00		0.00		0.00		2.12		197

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:

Investments, at value
Investments in securities*	$6,644,074	$542,261	$146,778	$3,253,673	$30,860,833	$2,150,210	$4,571,199
Investments in Affiliates	128,184	12,206	10,295	376,220	7,908	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	1,313	407	139	318	6,384	190	338
Over the counter	0	5,146	339	182	28,316	0	0
Cash	0	0	0	0	0	2,578	3,012
Deposits with counterparty	44,628	4,350	2,856	67,651	20,883	10,142	14,578
Foreign currency, at value	0	928	76	2	25,067	0	0
Receivable for investments sold	152	0	2,413	1,479	1,765,403	53	198
Receivable for investments sold on a delayed-delivery basis	420	0	0	0	0	0	0
Receivable for TBA investments sold	1,814,606	0	0	159,680	2,367,629	50,596	1,145,660
Receivable for Portfolio shares sold	0	0	0	0	68,220	0	0
Interest and/or dividends receivable	17,555	3,889	2,233	28,669	359,879	17,126	19,517
Dividends receivable from Affiliates	939	57	65	1,804	394	0	0
Reimbursement receivable from PIMCO	4	1	0	3	25	2	3
Other assets	0	0	0	0	0	0	0
Total Assets	8,651,875	569,245	165,194	3,889,681	35,510,941	2,230,897	5,754,505

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$199	$4,104,132	$0	$0
Payable for sale-buyback transactions	0	0	0	0	1,104,078	0	0
Payable for short sales	122,027	0	2,583	0	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,209	4	71	255	9,442	207	80
Over the counter	12,437	5,762	97	724	24,504	0	0
Payable for investments purchased	38,190	131,392	1,976	139,301	309,206	67,448	732,586
Payable for investments in Affiliates purchased	939	57	65	1,804	394	0	0
Payable for TBA investments purchased	3,911,698	0	0	387,376	5,412,652	51,003	1,864,260
Deposits from counterparty	0	2,404	260	0	12,462	0	0
Payable for Portfolio shares redeemed	21,437	3,325	1,416	35,239	206,438	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	158	0	0	8	7,388	0	0
Accrued investment advisory fees	77	7	3	57	429	36	54
Accrued supervisory and administrative fees	115	37	4	86	643	54	82
Other liabilities	0	0	0	0	0	3	0
Total Liabilities	4,112,287	142,988	6,475	565,049	11,191,768	118,751	2,597,062

Net Assets	$4,539,588	$426,257	$158,719	$3,324,632	$24,319,173	$2,112,146	$3,157,443

Net Assets Consist of:

Paid in capital	$4,885,961	$498,764	$208,932	$3,823,441	$31,505,629	$2,220,621	$3,687,154
Distributable earnings (accumulated loss)	(346,373)	(72,507)	(50,213)	(498,809)	(7,186,456)	(108,475)	(529,711)

Net Assets	$4,539,588	$426,257	$158,719	$3,324,632	$24,319,173	$2,112,146	$3,157,443

Shares Issued and Outstanding	394,327	49,782	23,312	389,447	2,791,244	224,746	363,587

Net Asset Value Per Share Outstanding(a):	$11.51	$8.56	$6.81	$8.54	$8.71	$9.40	$8.68

Cost of investments in securities	$6,991,995	$586,392	$177,041	$3,536,825	$37,783,811	$2,206,446	$4,792,019
Cost of investments in Affiliates	$128,161	$12,293	$14,268	$376,218	$7,907	$0	$0
Cost of foreign currency held	$0	$1,325	$76	$2	$25,840	$0	$0
Proceeds received on short sales	$124,701	$0	$2,781	$0	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$21,018	$(3,109)	$288	$6,444	$210,613	$1,170	$1,857

* Includes repurchase agreements of:	$1,761	$285,614	$3,537	$266,035	$0	$8,561	$1,171,951

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$4,424,227	$108,297	$444,778	$341,074	$9,102,058	$1,797,934
59,581	5,672	4,990	8,789	0	3,699

1,013	0	0	83	0	3,249
18,470	0	1	0	0	0
1	0	0	1	3,010	8,778
31,261	0	268	4,679	0	1,493
0	0	74	0	0	0
153	0	3,159	36	0	34,009
0	0	0	31	0	0
3,547,942	0	0	101,475	0	21,253
0	0	0	0	114,100	0
6,732	1,193	702	833	48,987	17,279
179	25	18	37	0	23
1	0	0	0	13	2
2	0	0	0	0	0
8,089,562	115,187	453,990	457,038	9,268,168	1,887,719

$143,804	$0	$175,283	$2,599	$0	$66,318
0	0	22,466	0	0	107,803
112,481	0	0	6,260	0	17,892

3,232	0	4	416	0	2,382
7,210	0	0	591	0	0
19,345	7,122	0	0	450,325	53,309
179	25	18	37	0	23
6,533,075	0	0	247,758	0	2,819
13,826	0	0	0	52,137	300
17,527	1,564	3,778	0	13,517	24,286
0	0	0	0	177	0
0	0	0	0	0	0
22	2	4	3	160	29
33	3	6	5	240	43
0	0	0	0	0	0
6,850,734	8,716	201,559	257,669	516,556	275,204

$1,238,828	$106,471	$252,431	$199,369	$8,751,612	$1,612,515

$1,742,745	$119,374	$321,150	$291,912	$8,755,919	$2,667,096
(503,917)	(12,903)	(68,719)	(92,543)	(4,307)	(1,054,581)

$1,238,828	$106,471	$252,431	$199,369	$8,751,612	$1,612,515

168,296	18,497	22,177	22,603	874,409	276,721

$7.36	$5.76	$11.38	$8.82	$10.01	$5.83

$4,667,209	$118,612	$477,642	$362,179	$9,105,752	$2,385,220
$59,591	$5,671	$4,990	$8,790	$0	$3,699
$0	$0	$76	$0	$0	$0
$113,895	$0	$0	$6,389	$0	$18,430
$14,394	$0	$(225)	$2,578	$0	$25,708

$5,063	$560	$586	$1,207	$4,518,519	$0

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Consolidated Statements of Assets and Liabilities	September 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:

Investments, at value
Investments in securities*	$757,407	$5,100,613	$21,267,741
Investments in Affiliates	90,328	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,112	0	0
Over the counter	4,110	27,197	127,914
Cash	1	1	35,753
Deposits with counterparty	24,244	7,847	44,720
Foreign currency, at value	10,309	313	233
Receivable for investments sold	60	2,745	0
Interest and/or dividends receivable	461	31,753	29,857
Dividends receivable from Affiliates	422	0	0
Reimbursement receivable from PIMCO	1	0	0
Other assets	1	0	1
Total Assets	892,456	5,170,469	21,506,219

Liabilities:

Financial Derivative Instruments
Exchange-traded or centrally cleared	$3,535	$650	$0
Over the counter	2,694	1,499	47,779
Payable for investments purchased	336,808	109,468	5,218,111
Payable for investments in Affiliates purchased	422	0	0
Deposits from counterparty	2,704	26,759	123,186
Payable for Portfolio shares redeemed	4,974	0	100
Accrued investment advisory fees	9	0	0
Accrued supervisory and administrative fees	44	0	0
Total Liabilities	351,190	138,376	5,389,176

Net Assets	$541,266	$5,032,093	$16,117,043

Net Assets Consist of:

Paid in capital	$614,920	$5,371,569	$16,160,681
Distributable earnings (accumulated loss)	(73,654)	(339,476)	(43,638)

Net Assets	$541,266	$5,032,093	$16,117,043

Shares Issued and Outstanding	90,306	520,036	1,657,996

Net Asset Value Per Share Outstanding(a):	$5.99	$9.68	$9.72

Cost of investments in securities	$764,487	$5,237,488	$21,360,484
Cost of investments in Affiliates	$91,382	$0	$0
Cost of foreign currency held	$10,409	$350	$255
Cost or premiums of financial derivative instruments, net	$(10,595)	$0	$0

* Includes repurchase agreements of:	$732,682	$28,998	$11,827,409

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio

Investment Income:

Interest	$119,681	$10,897	$5,712	$60,351
Dividends	0	0	10	782
Dividends from Investments in Affiliates	6,276	319	289	9,627
Miscellaneous income	0	184	24	0
Total Income	125,957	11,400	6,035	70,760

Expenses:

Investment advisory fees	441	43	16	340
Supervisory and administrative fees	661	213	24	510
Trustee fees	12	1	1	9
Interest expense	2,605	83	10	81
Miscellaneous expense	12	1	1	10
Total Expenses	3,731	341	52	950
Waiver and/or Reimbursement by PIMCO	(12)	(1)	(1)	(9)
Net Expenses	3,719	340	51	941

Net Investment Income (Loss)	122,238	11,060	5,984	69,819

Net Realized Gain (Loss):

Investments in securities	(71,102)	(5,217)	(10,438)	(26,763)
Investments in Affiliates	71	(9)	4	(38)
Exchange-traded or centrally cleared financial derivative instruments	16,929	33	(2,726)	(4,204)
Over the counter financial derivative instruments	2,899	2,488	(442)	1,783
Foreign currency	0	(245)	72	0

Net Realized Gain (Loss)	(51,203)	(2,950)	(13,530)	(29,222)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(99,423)	(4,405)	10,340	(41,541)
Investments in Affiliates	(35)	7	58	(15)
Exchange-traded or centrally cleared financial derivative instruments	122,037	1,582	(708)	(2,517)
Over the counter financial derivative instruments	265	2,197	773	(131)
Foreign currency assets and liabilities	0	(168)	(43)	0

Net Change in Unrealized Appreciation (Depreciation)	22,844	(787)	10,420	(44,204)

Net Increase (Decrease) in Net Assets Resulting from Operations	$93,879	$7,323	$2,874	$(3,607)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Statements of Operations	(Cont.)

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio

Investment Income:

Interest	$697,932	$48,480	$68,046	$29,924	$2,000
Dividends	2,252	0	0	0	0
Dividends from Investments in Affiliates	3,093	0	0	554	153
Miscellaneous income	138	0	0	0	0
Total Income	703,415	48,480	68,046	30,478	2,153

Expenses:

Investment advisory fees	2,570	216	320	134	11
Supervisory and administrative fees	3,854	323	481	200	17
Trustee fees	71	6	9	4	0
Interest expense	111,485	36	137	2,077	0
Miscellaneous expense	75	6	9	4	0
Total Expenses	118,055	587	956	2,419	28
Waiver and/or Reimbursement by PIMCO	(71)	(6)	(9)	(4)	(0)
Net Expenses	117,984	581	947	2,415	28

Net Investment Income (Loss)	585,431	47,899	67,099	28,063	2,125

Net Realized Gain (Loss):

Investments in securities	(368,906)	(13,294)	(71,854)	(115,742)	(570)
Investments in Affiliates	260	0	0	(7)	4
Exchange-traded or centrally cleared financial derivative instruments	270,929	(1,505)	2,729	46,329	0
Over the counter financial derivative instruments	31,147	0	0	2,122	0
Foreign currency	356	0	0	0	0

Net Realized Gain (Loss)	(66,214)	(14,799)	(69,125)	(67,298)	(566)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(2,487,871)	(21,751)	(69,531)	(133,320)	(6,366)
Investments in Affiliates	0	0	0	(11)	(3)
Exchange-traded or centrally cleared financial derivative instruments	(81,024)	1,063	(4,996)	39,101	0
Over the counter financial derivative instruments	34,225	0	0	7,591	0
Foreign currency assets and liabilities	(915)	0	0	0	0

Net Change in Unrealized Appreciation (Depreciation)	(2,535,585)	(20,688)	(74,527)	(86,639)	(6,369)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,016,368)	$12,412	$(76,553)	$(125,874)	$(4,810)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Real Return Portfolio	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$10,675	$4,784	$300,600	$28,644
0	0	0	0
74	312	0	339
48	0	0	0
10,797	5,096	300,600	28,983

21	21	1,145	171
32	31	1,717	256
0	1	34	4
4,411	550	955	5,443
1	1	33	5
4,465	604	3,884	5,879
(0)	(1)	(34)	(4)
4,465	603	3,850	5,875

6,332	4,493	296,750	23,108

(483)	(5,650)	1,458	672
(7)	8	0	11
188	3,005	0	13,793
6	700	0	0
0	0	0	0

(296)	(1,937)	1,458	14,476

(26,925)	(6,977)	1,921	(215,143)
0	(1)	0	(3)
23	11,014	0	(55,201)
2	(458)	0	0
(2)	0	0	0

(26,902)	3,578	1,921	(270,347)

$(20,866)	$6,134	$300,129	$(232,763)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Consolidated Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:

Interest	$11,202	$112,401	$224,487
Dividends from Investments in Affiliates	2,407	0	0
Miscellaneous income	1,038	0	72
Total Income	14,647	112,401	224,559

Expenses:

Investment advisory fees	53	0	0
Supervisory and administrative fees	264	0	0
Trustee fees	1	0	0
Interest expense	62	0	32
Miscellaneous expense	3	1	1
Total Expenses	383	1	33
Waiver and/or Reimbursement by PIMCO	(1)	0	0
Net Expenses	382	1	33

Net Investment Income (Loss)	14,265	112,400	224,526

Net Realized Gain (Loss):

Investments in securities	(8)	(53,862)	(154,453)
Investments in Affiliates	(159)	0	0
Exchange-traded or centrally cleared financial derivative instruments	(4,645)	11,604	0
Over the counter financial derivative instruments	(12,193)	27,379	211,928
Short sales	0	(74)	0
Foreign currency	304	(2,717)	19,015

Net Realized Gain (Loss)	(16,701)	(17,670)	76,490

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(478)	30,424	(104,007)
Investments in Affiliates	150	0	0
Exchange-traded or centrally cleared financial derivative instruments	17,159	17,022	0
Over the counter financial derivative instruments	3,418	19,377	83,338
Short sales	0	161	0
Foreign currency assets and liabilities	776	(143)	780

Net Change in Unrealized Appreciation (Depreciation)	21,025	66,841	(19,889)

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,589	$161,571	$281,127

†	A zero balance may reflect actual amounts rounding to less than one thousand.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO ABS and Short-Term Investments Portfolio		PIMCO EM Bond and Short-Term Investments Portfolio		PIMCO High Yield and Short-Term Investments Portfolio		PIMCO Investment Grade Credit Bond Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$122,238	$190,832	$11,060	$18,013	$5,984	$15,986	$69,819	$118,441
Net realized gain (loss)	(51,203)	(103,309)	(2,950)	(11,739)	(13,530)	14	(29,222)	(200,962)
Net change in unrealized appreciation (depreciation)	22,844	(159,934)	(787)	(10,715)	10,420	(50,309)	(44,204)	(43,144)

Net Increase (Decrease) in Net Assets Resulting from Operations	93,879	(72,411)	7,323	(4,441)	2,874	(34,309)	(3,607)	(125,665)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(90,002)	(185,506)	(9,500)	(23,701)	(4,500)	(18,001)	(50,003)	(115,960)

Total Distributions(a)	(90,002)	(185,506)	(9,500)	(23,701)	(4,500)	(18,001)	(50,003)	(115,960)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	266,407	(388,384)	5,198	(36,739)	(10,004)	(296,097)	127,629	(1,282,074)

Total Increase (Decrease) in Net Assets	270,284	(646,301)	3,021	(64,881)	(11,630)	(348,407)	74,019	(1,523,699)

Net Assets:

Beginning of period	4,269,304	4,915,605	423,236	488,117	170,349	518,756	3,250,613	4,774,312
End of period	$4,539,588	$4,269,304	$426,257	$423,236	$158,719	$170,349	$3,324,632	$3,250,613

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Statements of Changes in Net Assets	(Cont.)

	PIMCO Long Duration Credit Bond Portfolio		PIMCO Low Duration Portfolio		PIMCO Moderate Duration Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$585,431	$1,185,644	$47,899	$65,089	$67,099	$92,498
Net realized gain (loss)	(66,214)	(590,050)	(14,799)	(49,984)	(69,125)	(153,560)
Net change in unrealized appreciation (depreciation)	(2,535,585)	(3,563,524)	(20,688)	(1,861)	(74,527)	(43,957)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,016,368)	(2,967,930)	12,412	13,244	(76,553)	(105,019)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(420,035)	(1,448,171)	(33,002)	(57,505)	(47,002)	(85,906)

Total Distributions(a)	(420,035)	(1,448,171)	(33,002)	(57,505)	(47,002)	(85,906)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	663,742	1,652,324	(74,559)	252,332	83,745	(164,901)

Total Increase (Decrease) in Net Assets	(1,772,661)	(2,763,777)	(95,149)	208,071	(39,810)	(355,826)

Net Assets:

Beginning of period	26,091,834	28,855,611	2,207,295	1,999,224	3,197,253	3,553,079
End of period	$24,319,173	$26,091,834	$2,112,146	$2,207,295	$3,157,443	$3,197,253

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Mortgage and Short-Term Investments Portfolio		PIMCO Municipal Portfolio		PIMCO Real Return Portfolio		PIMCO Short-Term Portfolio

Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

$28,063	$46,275	$2,125	$4,160	$6,332	$5,531	$4,493	$8,404
(67,298)	(166,489)	(566)	(3,337)	(296)	(3,180)	(1,937)	(13,903)
(86,639)	(23,224)	(6,369)	(5,251)	(26,902)	(7,732)	3,578	2,631

(125,874)	(143,438)	(4,810)	(4,428)	(20,866)	(5,381)	6,134	(2,868)

(22,002)	(62,903)	(1,399)	(4,050)	(4,800)	(7,346)	(4,301)	(9,201)

(22,002)	(62,903)	(1,399)	(4,050)	(4,800)	(7,346)	(4,301)	(9,201)

18,391	168,610	1,068	(16,236)	121,920	111,135	(17,537)	(118,815)

(129,485)	(37,731)	(5,141)	(24,714)	96,254	98,408	(15,704)	(130,884)

1,368,313	1,406,044	111,612	136,326	156,177	57,769	215,073	345,957
$1,238,828	$1,368,313	$106,471	$111,612	$252,431	$156,177	$199,369	$215,073

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Statements of Changes in Net Assets	(Cont.)

	PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government and Short-Term Investments Portfolio

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$296,750	$344,802	$23,108	$38,136
Net realized gain (loss)	1,458	(1,820)	14,476	(308,443)
Net change in unrealized appreciation (depreciation)	1,921	3,394	(270,347)	(69,172)

Net Increase (Decrease) in Net Assets Resulting from Operations	300,129	346,376	(232,763)	(339,479)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(297,586)	(344,927)	(16,502)	(40,253)

Total Distributions(a)	(297,586)	(344,927)	(16,502)	(40,253)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	(4,347,323)	(2,101,617)	354,451	(74,036)

Total Increase (Decrease) in Net Assets	(4,344,780)	(2,100,168)	105,186	(453,768)

Net Assets:

Beginning of period	13,096,392	15,196,560	1,507,329	1,961,097
End of period	$8,751,612	$13,096,392	$1,612,515	$1,507,329

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short Asset Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$14,265	$12,709	$112,400	$122,964	$224,526	$215,312
Net realized gain (loss)	(16,701)	19,761	(17,670)	24,886	76,490	6,185
Net change in unrealized appreciation (depreciation)	21,025	(8,428)	66,841	(35,418)	(19,889)	15,120

Net Increase (Decrease) in Net Assets Resulting from Operations	18,589	24,042	161,571	112,432	281,127	236,617

Distributions to Shareholders:

From net investment income and/or net realized capital gains	0	(12,352)	(123,432)	(231,084)	(282,268)	(234,847)
Tax basis return of capital	0	0	0	(6,217)	0	0

Total Distributions(a)	0	(12,352)	(123,432)	(237,301)	(282,268)	(234,847)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	1,056	(27,391)	371,549	(676,121)	4,658,092	(376,031)

Total Increase (Decrease) in Net Assets	19,645	(15,701)	409,688	(800,990)	4,656,951	(374,261)

Net Assets:

Beginning of period	521,621	537,322	4,622,405	5,423,395	11,460,092	11,834,353
End of period	$541,266	$521,621	$5,032,093	$4,622,405	$16,117,043	$11,460,092

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Statements of Cash Flows

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Long Duration Credit Bond Portfolio	PIMCO Real Return Portfolio	PIMCO U.S. Government and Short-Term Investments Portfolio

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(2,016,368)	$(20,866)	$(232,763)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(19,549,597)	(234,929)	(176,422)
Proceeds from sales of long-term securities	16,661,048	35,936	102,636
(Purchases) Proceeds from sales of short-term portfolio investments, net	284,655	(61)	20,690
(Increase) decrease in deposits with counterparty	5,127	(157)	261
(Increase) decrease in receivable for investments sold	(1,429,622)	(3,137)	377,914
(Increase) decrease in interest and/or dividends receivable	(14,670)	(274)	(1,779)
(Increase) decrease in dividends receivable from Affiliates	(147)	(3)	69
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	201,978	218	(41,095)
Proceeds from (Payments on) over the counter financial derivative instruments	25,818	6	0
(Increase) decrease in reimbursement receivable from PIMCO	15	0	1
Increase (decrease) in payable for investments purchased	3,878,358	(2,420)	36,884
Increase (decrease) in deposits from counterparty	(502)	(260)	300
Increase (decrease) in accrued investment advisory fees	(23)	2	3
Increase (decrease) in accrued supervisory and administrative fees	(35)	2	3
Proceeds from (Payments on) short sales transactions, net	(41,842)	0	(752)
Proceeds from (Payments on) foreign currency transactions	(559)	(2)	0
Net Realized (Gain) Loss
Investments in securities	368,906	483	(672)
Investments in Affiliates	(260)	7	(11)
Exchange-traded or centrally cleared financial derivative instruments	(270,929)	(188)	(13,793)
Over the counter financial derivative instruments	(31,147)	(6)	0
Foreign currency	(356)	0	0
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	2,487,871	26,925	215,143
Investments in Affiliates	0	0	3
Exchange-traded or centrally cleared financial derivative instruments	81,024	(23)	55,201
Over the counter financial derivative instruments	(34,225)	(2)	0
Foreign currency assets and liabilities	915	2	0
Net amortization (accretion) on investments	2,428	(1,206)	363

Net Cash Provided by (Used for) Operating Activities	607,861	(199,953)	342,184

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	4,267,934	127,492	414,974
Payments on shares redeemed	(3,797,734)	(6,474)	(50,264)
Increase (decrease) in overdraft due to custodian	6,005	0	(280)
Cash distributions paid*	(1,009)	(120)	(415)
Proceeds from reverse repurchase agreements	190,308,782	1,581,227	10,213,341
Payments on reverse repurchase agreements	(192,156,948)	(1,524,577)	(11,018,565)
Proceeds from sale-buyback transactions	6,388,995	42,604	253,525
Payments on sale-buyback transactions	(5,613,544)	(20,138)	(145,722)

Net Cash Received from (Used for) Financing Activities	(597,519)	200,014	(333,406)

Net Increase (Decrease) in Cash and Foreign Currency	10,342	61	8,778

Cash and Foreign Currency:

Beginning of period	14,725	13	0
End of period	$25,067	$74	$8,778

* Reinvestment of distributions	$419,026	$4,680	$16,087

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$113,735	$3,974	$5,889

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	September 30, 2023 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 146.4%

CORPORATE BONDS & NOTES 0.5%

BANKING & FINANCE 0.4%

Ambac Assurance Corp.
5.100% due 12/31/2099 (e)	$43	$62

Preferred Term Securities Ltd.
6.021% (US0003M + 0.350%) due 03/22/2038 ~	18,040	16,506
6.521% (US0003M + 0.860%) due 07/03/2033 ~	582	548

		17,116

INDUSTRIALS 0.1%

CVS Pass-Through Trust
5.880% due 01/10/2028	618	601

Times Square Hotel Trust
8.528% due 08/01/2026	2,000	1,977

		2,578

Total Corporate Bonds & Notes (Cost $20,191)		19,694

U.S. GOVERNMENT AGENCIES 57.1%

Fannie Mae
0.571% due 11/25/2049 •(a)	542	57
3.600% due 11/01/2034 •	1	1
3.673% due 01/01/2035 •	3	3
3.732% due 02/01/2035 •	2	2
3.990% due 12/01/2036 •	2	2
4.000% due 11/25/2033 - 01/01/2059	268	244
4.065% due 03/01/2035 •	5	5
4.074% due 01/01/2037 •	3	3
4.077% due 12/01/2036 •	4	4
4.097% due 10/01/2034 •	2	2
4.117% due 02/01/2035 •	3	3
4.173% due 12/01/2035 •	2	2
4.198% due 04/01/2036 •	8	8
4.245% due 09/01/2030 •	6	6
4.247% due 10/01/2032 •	4	4
4.260% due 11/01/2032 •	8	7
4.285% due 11/01/2034 •	6	5
4.288% due 03/01/2035 •	2	2
4.318% due 03/01/2033 •	1	1
4.375% due 03/01/2029 - 09/01/2032 •	14	13
4.382% due 03/01/2035 •	5	5
4.451% due 06/01/2033 •	3	3
4.500% due 04/01/2032 •	9	9
4.629% due 05/01/2036 •	2	2
4.744% due 09/01/2033 •	12	12
4.776% due 07/01/2033 •	2	2
4.991% due 05/01/2034 •	9	9
5.000% due 11/25/2032	433	413
5.007% due 04/01/2033 •	4	4
5.025% due 09/01/2033 •	3	3
5.049% due 07/01/2033 •	2	2
5.080% due 05/01/2036 •	4	4
5.328% due 04/01/2034 •	1	1
5.462% due 07/25/2037 •	527	511
5.465% due 05/01/2033 •	8	8
5.500% due 09/25/2035	2,066	2,035
5.532% due 03/25/2036 •	7	7
5.549% due 08/25/2031 •	32	30
5.630% due 03/01/2044 - 10/01/2044 •	19	18
5.830% due 10/01/2040 •	11	11
6.000% due 09/01/2033 •	5	5
6.028% due 11/18/2031 •	1	1
6.079% due 11/25/2031 •	16	16
6.139% due 11/01/2035 •	1	1
6.193% due 06/01/2033 •	52	52
6.230% due 08/01/2035 •	1	1
6.429% due 12/25/2023 - 04/25/2032 •	2	2
6.500% due 06/25/2028	6	6
6.526% due 04/01/2036 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.724% due 02/01/2033 •	$15	$15
7.000% due 07/25/2042	3	3
7.054% due 07/01/2035 •	2	2
8.500% due 01/25/2025 - 11/01/2030	3	2

Freddie Mac
0.636% due 01/25/2034 ~(a)	86,184	2,904
0.929% due 03/25/2034 ~(a)	67,797	3,581
3.000% due 09/01/2046 - 03/01/2048	10,817	9,116
3.500% due 07/01/2046 - 02/01/2048	133	117
3.927% due 01/01/2035 •	2	2
3.987% due 01/01/2035 •	4	4
4.000% due 10/15/2033	16	16
4.032% due 02/01/2035 •	3	3
4.237% due 02/01/2035 •	8	8
4.355% due 12/01/2033 •	12	12
4.362% due 11/01/2034 •	3	3
4.375% due 11/01/2034 •	10	10
4.386% due 03/01/2028 •	1	1
4.454% due 03/01/2034 •	8	7
4.483% due 02/01/2035 •	7	7
4.520% due 02/01/2036 •	1	1
4.573% due 09/01/2028 •	2	2
4.583% due 04/01/2032 •	19	18
4.587% due 10/01/2034 •	5	5
4.598% due 04/01/2033 •	1	1
4.729% due 03/01/2032 •	11	11
4.811% due 04/01/2034 •	4	4
5.000% due 02/15/2036	95	93
5.202% due 09/01/2033 •	7	7
5.216% due 01/01/2035 •	2	2
5.358% due 09/01/2035 •	3	3
5.500% due 05/15/2036	8	8
5.559% due 08/25/2031 •	28	28
5.678% due 10/15/2032 •	2	2
5.778% due 12/15/2029 •	4	4
5.790% due 08/01/2031 •	6	6
5.826% due 10/25/2044 - 02/25/2045 •	1,051	948
5.878% due 12/15/2031 •	1	1
5.978% due 08/15/2031 •	4	4
6.026% due 07/25/2044 •	223	204
6.090% due 09/01/2035 •	1	1
6.117% due 07/01/2037 •	1	1
6.167% due 05/01/2026 •	2	2
6.500% due 07/25/2043	272	274
7.000% due 06/15/2029	3	3
7.500% due 01/15/2031	1	1

Ginnie Mae
2.625% due 07/20/2029 - 09/20/2033 •	19	19
2.750% (H15T1Y + 1.500%) due 10/20/2026 ~	4	4
2.750% due 12/20/2027 - 10/20/2033 •	10	10
3.000% due 07/20/2030 •	13	12
3.625% due 01/20/2027 - 02/20/2030 •	12	11
3.875% due 05/20/2030 - 05/20/2032 •	14	14
4.000% due 05/20/2030 •	7	7
4.500% due 07/20/2040 - 07/20/2043	2,469	2,343
5.500% due 07/20/2053 - 08/20/2053	49,334	47,911
5.882% due 02/20/2061 •	148	147
6.182% due 09/20/2063 •	253	253

Ginnie Mae, TBA
2.000% due 11/01/2053	3,000	2,375
2.500% due 11/01/2053	3,600	2,946
3.000% due 11/01/2053	2,200	1,865
3.500% due 10/01/2053	57,300	50,196
4.000% due 10/01/2053	6,200	5,587
4.500% due 11/01/2053	5,500	5,085
5.000% due 10/01/2053	2,500	2,369

Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 05/01/2052	14,481	12,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 03/01/2040 - 05/01/2052	$19,980	$17,502
4.000% due 08/01/2038 - 03/01/2049	16,562	15,074
4.500% due 07/01/2052 - 10/01/2053	126,463	116,234
5.500% due 11/01/2052 - 10/01/2053	179,040	173,180
6.000% due 05/01/2053 - 08/01/2053	9,449	9,332
6.500% due 04/01/2053	272	275
8.500% due 11/01/2025 - 06/01/2030	4	4

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2038 - 11/01/2053	30,300	24,169
3.000% due 10/01/2038 - 11/01/2053	252,040	213,557
3.500% due 11/01/2053	348,771	300,243
4.000% due 10/01/2053 - 11/01/2053	378,950	337,639
5.000% due 10/01/2053 - 11/01/2053	158,700	149,769
5.500% due 10/01/2053 - 11/01/2053	417,800	403,758
6.000% due 10/01/2053 - 11/01/2053	468,470	462,150
6.500% due 10/01/2053 - 11/01/2053	214,500	215,397

Total U.S. Government Agencies (Cost $2,647,664)		2,592,838

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Bonds
4.000% due 11/15/2042 (h)(j)	49,800	44,209
4.000% due 11/15/2052 (h)(j)	37,800	33,512

U.S. Treasury Notes
2.375% due 05/15/2029 (h)(j)	8,900	7,911

Total U.S. Treasury Obligations (Cost $100,463)		85,632

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.6%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	4,050	3,793

225 Liberty Street Trust
3.597% due 02/10/2036	2,000	1,783

280 Park Avenue Mortgage Trust
6.510% due 09/15/2034 •	1,400	1,363

Adjustable Rate Mortgage Trust
5.974% due 11/25/2035 «•	135	129
5.994% due 11/25/2035 «•	294	277
5.994% due 08/25/2036 •	31,955	11,595

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	8,954	7,477

American Home Mortgage Investment Trust
7.886% due 06/25/2045 «•	288	276

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	171	159
6.500% due 12/25/2067 þ	1,083	1,076

AREIT LLC
7.442% due 02/17/2028 •	3,100	3,100

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	5,094	4,005
1.483% due 10/25/2048 ~	6,697	5,313
1.637% due 10/25/2048 ~	3,397	2,694

Ashford Hospitality Trust
6.405% due 04/15/2035 •	12,550	12,333
6.955% due 06/15/2035 •	3,100	3,013
7.355% due 06/15/2035 •	2,300	2,205
8.255% due 06/15/2035 •	3,200	2,985

BAMLL Commercial Mortgage Securities Trust
3.218% due 04/14/2033	1,450	1,353
4.227% due 08/10/2038 ~	1,655	1,453
6.430% due 04/15/2036 •	3,500	3,474
6.580% due 03/15/2034 •	900	890

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Alternative Loan Trust
6.000% due 04/25/2037	$1,549	$1,230

Banc of America Funding Trust
2.911% due 10/20/2046 ^~	167	137
3.918% due 10/26/2036 ~	76,243	70,781
4.436% due 01/20/2047 ^~	5	4
4.632% due 09/20/2046 ^~	444	425
5.819% due 10/20/2036 •	2,657	2,093
6.114% due 04/20/2035 «•	123	119

Banc of America Mortgage Trust
4.122% due 12/25/2033 «~	29	27
4.319% due 11/25/2033 «~	8	7
4.411% due 10/25/2035 ^«~	210	190
4.739% due 06/25/2035 «~	224	203
5.009% due 06/25/2034 «~	100	92

BCAP LLC Trust
7.834% due 10/25/2047 •	14,005	10,825

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	39	25
2.800% due 11/25/2030 ~	45	42
2.850% due 02/25/2035 «~	134	122
3.250% due 02/25/2033 «~	1	1
3.688% due 04/25/2034 «~	37	30
3.881% due 05/25/2047 ^~	220	196
3.900% due 01/25/2034 ~	20	18
4.094% due 05/25/2034 «~	27	23
4.504% due 05/25/2033 «~	77	69
5.607% due 08/25/2035 ~	468	423
5.855% due 11/25/2034 ~	89	80
6.909% due 02/25/2036 ^«~	45	41

Bear Stearns ALT-A Trust
4.135% due 02/25/2036 ^~	2,145	1,463
4.144% due 04/25/2035 ~	15	14
4.216% due 08/25/2036 ^~	954	483
4.293% due 08/25/2036 ^~	1,436	934
4.399% due 01/25/2036 ^~	640	584
4.622% due 12/25/2033 «~	140	129
4.690% due 07/25/2035 ~	7,497	5,103
4.871% due 11/25/2035 ^~	693	350
7.159% due 09/25/2034 •	2,668	2,399

Bear Stearns Asset-Backed Securities Trust
5.500% due 01/25/2034 þ	20	17
5.500% due 06/25/2034 þ	189	179
5.500% due 12/25/2035 «	50	32
5.684% due 07/25/2036 •	10,849	7,983
5.750% due 10/25/2033 «þ	91	90

Bear Stearns Mortgage Securities, Inc.
4.503% due 06/25/2030 «~	2	2

Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~	2,469	1,818
4.710% due 01/26/2036 ^~	1,739	1,267

BellaVista Mortgage Trust
5.942% due 05/20/2045 •	1,299	845
6.174% due 02/25/2035 •	2,152	1,389

Benchmark Mortgage Trust
3.094% due 04/15/2054 ~	8,809	5,800

BX Commercial Mortgage Trust
6.117% due 06/15/2038 •	1,242	1,221
6.135% due 10/15/2038 •	235	229
6.296% due 11/15/2038 •	13,278	13,040
6.322% due 01/17/2039 •	2,150	2,103
6.345% due 02/15/2039 •	1,944	1,900

BX Trust
3.202% due 12/09/2041	2,726	2,303
6.247% due 02/15/2036 •	3,954	3,888

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «~	6,700	5,672
3.500% due 06/25/2062 ~	3,844	3,406

Chase Mortgage Finance Trust
3.929% due 12/25/2035 ^~	588	510

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.445% due 01/25/2035 ~	323	291

CIM Trust
3.000% due 01/25/2061 ~	3,571	3,159
3.750% due 12/25/2061 ~	11,585	10,484
5.000% due 05/25/2062 ~	1,711	1,658

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/25/2064 ~	$24,094	$23,571
6.639% due 12/25/2067 þ	1,251	1,251

Citigroup Commercial Mortgage Trust
3.098% due 04/10/2049	10,766	10,342
3.209% due 05/10/2049	700	650
6.402% due 12/15/2036 •	9,200	9,067
6.722% due 12/15/2036 •	3,153	3,069

Citigroup Global Markets Mortgage Securities, Inc.
5.934% due 05/25/2032 «•	18	18
8.500% due 05/25/2032 «	67	65

Citigroup Mortgage Loan Trust
4.091% due 05/25/2042 ~	584	535
5.282% due 08/25/2035 ~	80	76
5.564% due 06/25/2036 •	574	538
5.764% due 12/25/2034 «•	60	53
5.934% due 09/25/2036 •	2,996	2,804
6.234% due 08/25/2035 ^•	57	55
6.285% due 09/25/2035 •	168	164
6.470% due 11/25/2035 •	209	205
6.980% due 05/25/2035 •	3	3
7.780% due 10/25/2035 •	10	9

CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	920	807

CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~	800	740

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •	6,900	6,765

COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	7,918	7,450
4.550% due 04/25/2067 ~	10,736	10,154

Commercial Mortgage Trust
3.545% due 02/10/2036	3,800	3,455

Community Program Loan Trust
4.500% due 04/01/2029	5	5

Countrywide Alternative Loan Trust
3.861% due 08/25/2035 ~	2,158	1,969
5.466% due 03/25/2047 ^•	2,127	1,767
5.500% due 05/25/2035 ^•	138	120
5.500% due 11/25/2035 ^	737	414
5.500% due 03/25/2036 ^	63	26
5.619% due 02/20/2047 ^•	1,281	977
5.626% due 02/25/2036 •	464	416
5.634% due 12/20/2046 ^•	5,845	4,966
5.639% due 07/20/2046 ^•	451	358
5.750% due 04/25/2047 ^	358	192
5.754% due 02/25/2047 •	363	324
5.814% due 07/25/2046 •	2,253	1,903
5.814% due 09/25/2046 ^•	209	193
5.834% due 06/25/2037 •	538	472
5.859% due 03/20/2046 •	208	167
5.876% due 11/25/2047 ^•	3,289	2,650
5.934% due 05/25/2035 «•	77	54
5.934% due 06/25/2035 •	1,323	1,146
5.974% due 02/25/2036 •	71	58
5.994% due 12/25/2035 •	357	315
6.006% due 11/25/2047 ^•	5,999	4,836
6.014% due 02/25/2036 ^•	188	164
6.054% due 10/25/2035 «•	2	2
6.079% due 11/20/2035 •	125	114
6.094% due 10/25/2035 •	2,646	1,850
6.250% due 12/25/2033 «	10	9
6.444% due 03/25/2037 ^•	252	136
6.500% due 11/25/2031 «	21	20
6.974% due 11/25/2035 •	1,611	1,285

Countrywide Home Loan Mortgage Pass-Through Trust
3.459% due 07/19/2033 «~	47	42
3.856% due 02/20/2035 ~	30	30
3.868% due 05/19/2033 «~	7	7
4.010% due 06/19/2031 «~	1	1
4.198% due 02/25/2034 «~	18	17
4.334% due 02/19/2034 «~	7	6
4.699% due 02/19/2034 «~	7	6
5.914% due 03/25/2036 •	9,121	8,011
6.000% due 11/25/2037 ^«	89	35
6.014% due 04/25/2035 «•	12	10
6.034% due 03/25/2035 •	23	15
6.074% due 03/25/2035 •	1,545	1,392
6.114% due 02/25/2035 •	44	37

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.134% due 02/25/2035 •	$336	$290
6.214% due 02/25/2035 •	63	54
6.354% due 09/25/2034 «•	54	44
6.537% due 02/20/2036 ^•	110	101
7.884% due 02/20/2036 ^•	43	36

Credit Suisse First Boston Mortgage Securities Corp.
2.612% due 12/25/2032 ^«~	26	20
4.148% due 12/25/2033 «~	271	256
4.405% due 06/25/2033 «~	97	87
5.750% due 04/25/2033 «	5	5
5.823% due 03/25/2032 ~	49	46
6.250% due 07/25/2035 «	137	130
6.584% due 09/25/2034 ^•	387	519
7.000% due 02/25/2033 «	10	9

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	2	2
5.500% due 11/25/2035 «	139	99
5.672% due 10/25/2033 «~	36	33

Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	4,707	4,310
4.130% due 02/27/2036 ~	3,965	2,702
5.750% due 12/26/2035	173	105

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~	185	109

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~	10,735	9,876
2.000% due 01/25/2060 ~	6,840	5,707
2.215% due 11/25/2061 ~	765	734
2.257% due 08/15/2037	1,165	1,044
2.750% due 01/25/2060	9,795	6,564
2.750% due 01/25/2060 ~	5,626	3,863
3.064% due 12/26/2059 ~	588	581
3.250% due 01/25/2060	7,373	4,951
3.250% due 01/25/2060 ~	3,775	2,502
3.591% due 01/25/2060 ~	3,343	2,106
3.904% due 04/25/2062 ~	5,976	5,496
6.797% due 10/15/2037 •	1,000	979

Cross Mortgage Trust
6.615% due 03/25/2068 þ	2,354	2,348

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,198

DC Office Trust
2.965% due 09/15/2045	2,205	1,747

Deephaven Residential Mortgage Trust
4.300% due 03/25/2067 ~	1,923	1,770

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.794% due 01/25/2047 •	3,843	3,368

Downey Savings & Loan Association Mortgage Loan Trust
5.566% due 04/19/2046 •	255	221

Extended Stay America Trust
6.526% due 07/15/2038 •	55,128	54,714

First Horizon Alternative Mortgage Securities Trust
4.974% due 03/25/2035 ~	78	47
6.038% due 07/25/2035 ~	3,191	2,889
6.061% due 09/25/2034 «~	264	242
6.440% due 06/25/2034 ~	727	677

GMAC Mortgage Corp. Loan Trust
5.250% due 05/25/2035 «~	6	5

GreenPoint Mortgage Funding Trust
5.854% due 04/25/2036 •	98	83
5.894% due 06/25/2045 •	7,875	5,661

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	2,625
3.924% due 10/10/2032	13,300	12,968
6.554% due 12/15/2036 •	4,500	4,435

GS Mortgage Securities Trust
3.621% due 10/10/2035	2,000	1,839

GSMPS Mortgage Loan Trust
5.784% due 09/25/2035 •	15,692	13,179
5.784% due 01/25/2036 •	19,929	16,120
7.000% due 06/25/2043	343	336
8.000% due 09/19/2027 «~	160	147

GSR Mortgage Loan Trust
3.922% due 04/25/2035 ~	282	257

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.922% due 01/25/2036 ^~	$114	$104
4.982% due 09/25/2035 ~	17	17
5.784% due 01/25/2034 «•	3	3
5.934% due 07/25/2035 •	366	306
6.000% due 03/25/2032 «	6	6
6.004% due 04/25/2035 «~	289	264

HarborView Mortgage Loan Trust
4.355% due 11/19/2034 «~	4	4
4.740% due 06/19/2045 ^•	231	115
5.037% due 08/19/2034 «~	61	55
5.725% due 12/19/2035 ^~	3	3
5.822% due 01/19/2038 •	22,239	19,366
5.822% due 02/19/2046 •	188	152
5.852% due 12/19/2036 •	951	746
5.882% due 05/19/2035 •	585	535
5.922% due 06/19/2035 •	3,882	3,664
5.922% due 03/19/2036 ^•	151	131
5.922% due 12/19/2036 ^•	6,982	6,484
6.142% due 01/19/2035 •	12	10
6.339% due 06/20/2035 «•	134	118

Hilton USA Trust
2.828% due 11/05/2035	6,500	5,169
3.719% due 11/05/2038	1,000	927

HomeBanc Mortgage Trust
6.169% due 10/25/2035 •	8,766	8,388

Impac CMB Trust
6.334% due 10/25/2033 «•	2	2

Impac Secured Assets Trust
6.134% due 05/25/2036 •	13	11

IndyMac Adjustable Rate Mortgage Trust
5.292% due 01/25/2032 «~	3	2

IndyMac INDX Mortgage Loan Trust
3.302% due 06/25/2036 ~	1,651	1,061
3.321% due 06/25/2036 ~	753	624
3.740% due 02/25/2036 ~	3,447	2,509
4.497% due 06/25/2034 ~(a)	1,434	1,096
5.614% due 07/25/2037 •	5,971	5,377
5.674% due 07/25/2036 •	13,176	12,794
5.734% due 06/25/2037 ^•	106	40
5.814% due 09/25/2046 •	356	301
5.894% due 07/25/2046 •	874	1,081
5.914% due 04/25/2035 •	86	71
5.994% due 03/25/2035 «•	11	10
6.074% due 02/25/2035 •	564	489
6.074% due 07/25/2045 •	3,453	2,671
6.234% due 11/25/2034 •	2,126	1,866
6.654% due 09/25/2034 «•	69	52

JP Morgan Alternative Loan Trust
5.516% due 06/27/2037 ~	13,695	5,644
5.914% due 07/25/2036 •	14,505	12,821
5.914% due 11/25/2036 •	3,858	3,224
5.935% due 06/27/2037 •	1,140	809
5.994% due 06/25/2037 •	33,088	13,442

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	18,200	14,017
2.713% due 08/15/2049	5,624	5,354
3.648% due 12/15/2049 ~	300	278
4.549% due 07/05/2033	23,176	19,653
6.497% due 02/15/2035 •	6,030	5,962
6.562% due 11/15/2038 •	7,000	6,878
6.830% due 12/15/2031 •	476	407
7.066% due 07/05/2033 •	3,239	2,814

JP Morgan Mortgage Trust
4.177% due 04/25/2035 «~	2	2
4.275% due 06/25/2035 «~	49	38
4.571% due 10/25/2035 ^«~	27	20
4.625% due 07/25/2063 ~	1,441	1,324
5.000% due 07/25/2036 «	215	97
5.026% due 10/25/2035 ~	66	60
5.250% due 11/25/2063 ~	994	957

Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	2,016	1,835
1.750% due 07/25/2061 þ	8,433	7,893
1.875% due 10/25/2068 þ	3,815	3,531
1.892% due 10/25/2066 þ	1,987	1,849
1.991% due 09/25/2060 ~	386	384
2.250% due 07/25/2067 þ	2,248	2,085

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Mortgage Trust
5.500% due 02/25/2036 ^«	$210	$100

Lehman XS Trust
5.794% due 11/25/2035 •	4,082	3,900
5.894% due 04/25/2046 ^•	65	89
5.974% due 12/25/2035 •	1,710	1,512

Luminent Mortgage Trust
5.854% due 05/25/2036 •	2,424	2,110

Lux Trust
8.023% due 08/15/2028 •	2,800	2,817

Manhattan West Mortgage Trust
2.130% due 09/10/2039	3,400	2,916

MASTR Adjustable Rate Mortgages Trust
4.507% due 07/25/2035 ~	9,625	5,122
5.000% due 12/25/2033 «~	4	4
5.734% due 03/25/2047 •	6,123	5,363
5.764% due 12/25/2034 «•	221	191
6.534% due 09/25/2037 •	3,500	1,509

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •	25	24

Merrill Lynch Mortgage Investors Trust
4.198% due 04/25/2035 «~	7	6
4.261% due 11/25/2035 •	3,047	2,913
5.208% due 08/25/2033 «~	41	1
6.054% due 08/25/2028 •	2	2
6.074% due 10/25/2028 «•	78	71
6.154% due 08/25/2035 •	12,000	11,175
6.174% due 03/25/2028 «•	4	3

MFA Trust
1.947% due 04/25/2065 ~	468	423
3.300% due 08/25/2061 ~	9,805	8,798
4.400% due 03/25/2068 þ	6,275	5,887
6.775% due 10/25/2058 þ	1,400	1,396

Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,000
2.500% due 11/25/2060 ~	5,358	4,087
3.704% due 09/25/2057 ~	120	116

Morgan Stanley Capital Trust
6.447% due 05/15/2036 •	5,347	4,973

Morgan Stanley Mortgage Loan Trust
5.317% due 10/25/2034 «~	16	15
5.694% due 03/25/2036 •	7,243	4,860

Morgan Stanley Re-REMIC Trust
3.223% due 06/26/2047 •	12,239	10,884

NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034 ^	341	298

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	19,083	17,710
3.250% due 02/25/2059 ~	8,153	7,636
3.500% due 12/25/2057 ~	370	346
4.500% due 05/25/2058 ~	544	513

New York Mortgage Trust
1.670% due 08/25/2061 þ	2,341	2,133

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.754% due 10/25/2034 þ	6,871	6,206

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •	3,865	3,454

OBX Trust
5.949% due 02/25/2063 þ	7,643	7,566
6.100% due 09/25/2062 þ	16,145	16,025
6.113% due 03/25/2063 þ	4,103	4,080
6.520% due 07/25/2063 þ	2,245	2,249
6.567% due 06/25/2063 þ	3,442	3,446
6.844% due 04/25/2063 þ	1,400	1,403

One Market Plaza Trust
3.614% due 02/10/2032	3,200	2,959

One New York Plaza Trust
6.397% due 01/15/2036 •	9,700	9,231

ONE Park Mortgage Trust
6.146% due 03/15/2036 •	2,600	2,469

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.409% due 07/25/2035 •	6,091	5,961

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRKCM Trust
6.584% due 09/25/2058	$2,886	$2,873

RBS Acceptance, Inc.
5.056% due 06/25/2024 «~	1	1

RCKT Mortgage Trust
6.808% due 09/25/2043 ~	1,000	1,000

Residential Accredit Loans, Inc. Trust
4.894% due 09/25/2034 «~	3	3
5.291% due 10/25/2037 ~	785	677
5.794% due 11/25/2036 •	6,570	3,923
5.814% due 04/25/2046 •	1,076	937
5.834% due 10/25/2046 •	7,053	6,517
6.000% due 12/25/2035	2,919	2,473
6.500% due 10/25/2036 ^	1,320	1,083
6.500% due 10/25/2036	19,408	15,926

Residential Asset Securitization Trust
5.500% due 04/25/2035 ^•	525	280
5.784% due 10/25/2048	2	2
5.884% due 02/25/2034 «•	16	14
6.000% due 08/25/2036	6,000	2,808
6.250% due 08/25/2036	1,752	1,099
6.500% due 04/25/2037 ^	4,345	1,185

Residential Funding Mortgage Securities, Inc. Trust
5.126% due 09/25/2035 ~	4,855	3,114
5.401% due 02/25/2036 ^«~	32	28

RESIMAC Bastille Trust
6.373% due 09/05/2057 •	206	206

RiverView HECM Trust
5.960% due 05/25/2047 •	6,321	5,862

SACO Trust
7.000% due 08/25/2036 «	2	2

Sequoia Mortgage Trust
3.520% due 01/20/2047 ^~	332	215
5.068% due 06/20/2034 ~	39	35
5.899% due 02/20/2035 •	408	360
5.931% due 05/20/2034 •	166	153
6.059% due 11/20/2034 «•	16	14
6.142% due 10/19/2026 «•	14	13
6.199% due 10/20/2027 «•	3	3
6.239% due 10/20/2027 «•	5	4
6.429% due 02/20/2034 •	56	49
6.605% due 08/20/2034 «~	43	41
6.799% due 10/20/2027 «•	123	116
7.246% due 09/20/2032 «~	11	10

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •	1,800	1,639

SG Commercial Mortgage Securities Trust
2.895% due 10/10/2048	1,520	1,455

SLC Student Loan Trust
6.382% due 03/15/2049	2,379	2,343

SLM Student Loan Trust
6.216% due 07/25/2049	7,647	7,509
7.016% due 10/25/2023	4,791	4,798

SMRT Commercial Mortgage Trust
6.333% due 01/15/2039 •	23,870	23,273

Structured Adjustable Rate Mortgage Loan Trust
4.311% due 02/25/2036 ^«~	13	12
6.026% due 01/25/2035 ^•	337	280
6.026% due 05/25/2035 ^•	369	258
6.169% due 06/25/2034 •	202	184
6.177% due 04/25/2034 «~	9	9
6.379% due 02/25/2034 «~	25	23

Structured Asset Mortgage Investments Trust
5.624% due 09/25/2047 •	700	621
5.734% due 02/25/2037 •	827	751
5.974% due 08/25/2035 •	4,290	3,760
5.994% due 02/25/2036 ^•	106	86
6.042% due 07/19/2034 «•	266	232
6.054% due 12/25/2035 ^•	13,770	10,961
6.142% due 03/19/2034 «•	85	76
6.282% due 10/19/2033 •	39	36
6.750% due 05/02/2030 «~	64	1

Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^	1,055	617

Tharaldson Hotel Portfolio Trust
6.492% due 11/11/2034 •	11,341	11,236

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.842% due 11/11/2034 •	$21,467	$21,203
7.092% due 11/11/2034 •	10,693	10,489
7.742% due 11/11/2034 •	21,548	20,997

Thornburg Mortgage Securities Trust
3.823% due 09/25/2037 ~	1,161	1,129

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	40,211	34,718
2.250% due 12/25/2061 ~	9,311	8,643
2.710% due 01/25/2060 ~	35,052	32,378
2.900% due 10/25/2059 ~	12,567	11,531
3.250% due 07/25/2056 ~	1,000	957
6.434% due 10/25/2059 •	396	396
7.134% due 10/25/2059 •	11,615	11,281

Travelers Mortgage Services, Inc.
1.600% due 11/28/2023	2	2

TTAN
6.297% due 03/15/2038 •	1,718	1,695

UBS Commercial Mortgage Trust
6.230% due 02/15/2032 •	15,996	15,855

Verus Securitization Trust
0.820% due 10/25/2063 ~	1,573	1,404
1.057% due 10/25/2063 ~	43	38
1.262% due 10/25/2063 ~	64	57
4.130% due 02/25/2067 þ	7,432	6,721
5.811% due 05/25/2068 þ	3,332	3,268
5.999% due 02/25/2068 þ	1,266	1,253
6.443% due 08/25/2068 þ	2,153	2,150
6.476% due 06/25/2068 þ	1,621	1,612
6.665% due 09/25/2068 þ	5,800	5,795

Visio Trust
6.598% due 10/25/2058 þ	1,198	1,196

Wachovia Bank Commercial Mortgage Trust
0.638% due 10/15/2041 ~(a)	24	0

Wachovia Mortgage Loan Trust LLC
4.498% due 10/20/2035 ~	67	63

WaMu Mortgage Pass-Through Certificates Trust
2.777% due 11/25/2041 ~	3	2
4.014% due 03/25/2033 «~	53	48
4.469% due 01/25/2033 ~	756	736
4.516% due 06/25/2034 «~	24	21
4.754% due 09/25/2035 ~	3,180	2,866
5.466% due 11/25/2046 •	9,104	7,651
5.616% due 08/25/2033 «~	5	4
5.626% due 08/25/2046 •	4,878	4,433
5.674% due 08/25/2046 •	3,282	2,631
5.704% due 12/25/2045 •	4,748	4,450
5.804% due 05/25/2034 •	17,569	15,565
6.014% due 07/25/2045 •	4,295	3,929
6.026% due 06/25/2042 •	62	56
6.026% due 08/25/2042 •	819	767
6.174% due 11/25/2034 •	95	89
6.214% due 10/25/2044 •	249	234
6.274% due 06/25/2044 •	1,147	1,043
6.414% due 11/25/2034 •	604	551
6.414% due 10/25/2045 •	845	784
6.434% due 07/25/2044 «•	11	10

WaMu Mortgage-Backed Pass-Through Certificates
3.733% due 12/19/2039 «~	125	112

Washington Mutual Mortgage Pass-Through Certificates Trust
4.533% due 12/25/2032 «~	83	79
4.699% due 11/25/2030 «~	6	5
5.376% due 02/25/2047 ^•	11,890	10,279
5.456% due 11/25/2046 •	12,998	10,534
5.750% due 03/25/2033 «	63	50
6.084% due 10/25/2035 «•	337	284

Wells Fargo Mortgage Loan Trust
4.002% due 09/27/2036 ~	566	546

Wells Fargo Mortgage-Backed Securities Trust
4.805% due 12/25/2036 ^~	42	40

WSTN Trust
6.518% due 07/05/2037 ~	4,800	4,686

Total Non-Agency Mortgage-Backed Securities (Cost $1,409,360)		1,295,749

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 57.7%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ	$1,466	$1,373

Aames Mortgage Investment Trust
6.349% due 10/25/2035 •	1,900	1,757

ABFC Trust
5.714% due 11/25/2036 •	8,672	5,519
5.914% due 09/25/2036 •	4,060	3,865
6.114% due 04/25/2033 «•	478	441
6.454% due 03/25/2032 «•	210	199

ABFS Mortgage Loan Trust
3.504% due 07/15/2033 þ	541	385

ACAS CLO Ltd.
6.462% due 10/18/2028 •	2,557	2,549

Accredited Mortgage Loan Trust
5.472% due 04/25/2035 •	749	750
5.694% due 09/25/2036 •	573	563

ACE Securities Corp. Home Equity Loan Trust
5.794% due 10/25/2036 •	15,514	5,414
5.874% due 01/25/2037 •	23,320	5,612
5.874% due 05/25/2037 •	58,992	9,445
6.334% due 09/25/2033 •	928	892
6.484% due 12/25/2033 •	219	213
6.484% due 07/25/2034 «•	24	22

ACREC LLC
7.562% due 02/19/2038 •	2,900	2,906

AFC Home Equity Loan Trust
6.034% due 06/25/2028 «•	110	105

Allegro CLO Ltd.
6.735% due 10/16/2031 •	5,900	5,885

American Home Mortgage Investment Trust
5.614% due 08/25/2035 «•	4	2

Ameriquest Mortgage Securities Trust
5.594% due 10/25/2036 •	18,931	5,716
5.674% due 10/25/2036 •	3,141	948

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.309% due 06/25/2034 •	1,838	1,695
6.304% due 10/25/2035 •	15,920	15,304
6.349% due 01/25/2035 •	404	390
6.379% due 07/25/2035 •	1,178	1,157
6.484% due 11/25/2034 •	11,810	11,499
6.544% due 03/25/2035 •	5,992	5,826

Amortizing Residential Collateral Trust
6.434% due 10/25/2034 •	1,769	1,727

AMSR Trust
1.632% due 07/17/2037	47,000	43,443
2.033% due 07/17/2037	11,000	10,182

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •	3,721	3,730

Apidos CLO
6.500% due 07/17/2030 •	1,866	1,862

Arbor Realty Commercial Real Estate Notes Ltd.
6.417% due 12/15/2035 •	11,500	11,379
7.182% due 05/15/2037 •	33,000	32,753

Ares CLO Ltd.
6.738% due 10/20/2034 •	8,100	8,064

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.904% due 01/25/2036 •	14,326	13,866
6.169% due 10/25/2035 •	330	320
6.199% due 10/25/2035 •	37,500	32,664
6.559% due 05/25/2034 •	1,231	930

Arivo Acceptance Auto Loan Receivables Trust
1.190% due 01/15/2027	1,517	1,483

Asset-Backed Securities Corp. Home Equity Loan Trust
3.797% due 01/25/2036 •	7,819	7,418
5.967% due 06/15/2031 •	111	99
6.139% due 11/25/2035 •	24,247	23,616
6.797% due 04/15/2033 •	18	18

Atlas Senior Loan Fund Ltd.
6.720% due 01/16/2030 •	633	633

Barings CLO Ltd.
6.722% due 01/18/2035 •	3,700	3,683

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BDS Ltd.
6.795% due 12/16/2036 •	$11,220	$11,024

Bear Stearns Asset-Backed Securities Trust
3.632% due 09/25/2034 •	25	24
4.445% due 07/25/2036 «~	28	27
4.690% due 11/25/2035 ^•	810	766
5.061% due 12/25/2035 •	6,110	6,079
5.327% due 01/25/2035 •	3,375	3,376
5.328% due 03/25/2035 •	3,000	2,795
5.574% due 01/25/2037 •	3,909	3,773
5.754% due 08/25/2036 •	325	308
5.934% due 05/25/2037 •	653	621
5.984% due 10/25/2036 •	17,528	15,888
6.084% due 01/25/2047 •	6,920	5,315
6.094% due 10/25/2032 «•	7	7
6.169% due 09/25/2035 •	276	274
6.234% due 10/27/2032 •	8	8
6.334% due 12/25/2033 «•	222	206
6.434% due 10/25/2037 •	5,397	4,390
6.434% due 11/25/2042 •	72	71
6.614% due 06/25/2043 •	324	323
6.634% due 10/25/2032 «•	5	5
6.684% due 08/25/2037 •	3,558	3,476
6.934% due 11/25/2042 «•	44	42
7.084% due 11/25/2042 «•	10	14

Betony CLO Ltd.
6.711% due 04/30/2031 •	1,966	1,964

BNC Mortgage Loan Trust
5.644% due 07/25/2037 •	68,174	61,196

BPCRE Ltd.
7.731% due 01/16/2037 •	4,800	4,767

BSPRT Issuer Ltd.
6.767% due 12/15/2038 •	24,563	24,195

BXMT Ltd.
6.847% due 11/15/2037 •	19,364	18,676

Carlyle Global Market Strategies CLO Ltd.
6.540% due 04/17/2031 •	1,093	1,089
6.669% due 07/27/2031 •	3,967	3,966
6.676% due 05/15/2031 •	10,607	10,581

Carvana Auto Receivables Trust
5.710% due 07/10/2029	1,300	1,287
5.820% due 08/10/2028	1,900	1,891
6.090% due 11/10/2026	1,500	1,499

CBAM Ltd.
6.838% due 07/20/2030 •	7,055	7,060

CDC Mortgage Capital Trust
0.000% «•	3	3

Cedar Funding CLO Ltd.
6.588% due 01/20/2031 •	2,721	2,718
6.670% due 07/17/2031 •	5,000	4,992

Centex Home Equity Loan Trust
4.334% due 06/25/2034 «•	256	238
5.660% due 09/25/2034 «þ	133	132
6.454% due 03/25/2035 •	1,413	1,271
6.469% due 09/25/2034 «•	27	25

Chase Funding Trust
4.537% due 09/25/2032 «	1	1
6.014% due 11/25/2034 «•	2	1
6.334% due 05/25/2033 •	955	920

Chesapeake Funding LLC
0.870% due 08/15/2032	201	199
6.078% due 08/15/2032 •	201	201

CIFC Funding Ltd.
6.557% due 10/24/2030 •	2,713	2,710
6.710% due 07/15/2036 •	7,000	6,970

CIT Group Home Equity Loan Trust
6.099% due 12/25/2031 «•	45	44

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •	22	22

Citigroup Mortgage Loan Trust
5.514% due 01/25/2037 •	585	404
5.574% due 01/25/2037 •	11,079	9,947
5.754% due 09/25/2036 •	9,893	8,478
5.839% due 06/25/2037 •	24,348	21,736
5.854% due 08/25/2036 •	8,971	8,727
5.954% due 03/25/2036 •	4,294	3,831

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 08/25/2035 «þ	$221	$198
6.129% due 08/25/2035 þ	1,229	1,087

Citizens Auto Receivables Trust
5.830% due 02/15/2028	21,600	21,606

CLNC Ltd.
6.692% due 08/20/2035 •	609	606

College Avenue Student Loans LLC
1.600% due 07/25/2051	9,113	7,969
3.280% due 12/28/2048	9,461	8,702
4.130% due 12/26/2047	5,067	4,770
6.534% due 07/25/2051 •	5,436	5,364
6.634% due 12/26/2047 •	3,713	3,680

Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	22,467	5,544

CoreVest American Finance Trust
1.358% due 08/15/2053	8,411	7,664

Countrywide Asset-Backed Certificates Trust
3.996% due 12/25/2035 •	8,934	8,546
4.041% due 01/25/2037 •	3,688	3,574
4.138% due 12/25/2034 •	417	386
4.320% due 01/25/2037 •	3,440	3,399
5.125% due 12/25/2034 ~	1,471	1,433
5.574% due 06/25/2035 •	17,223	14,797
5.654% due 06/25/2047 ^•	17,495	15,744
5.714% due 03/25/2047 •	576	567
5.724% due 10/25/2047 •	47,529	41,140
5.734% due 09/25/2046 •	2,774	2,738
5.934% due 04/25/2046 ^•	6,329	6,017
6.019% due 06/25/2036 •	14,975	14,175
6.124% due 04/25/2036 •	5,707	5,472
6.124% due 05/25/2036 •	309	304
6.154% due 05/25/2036 •	50,400	46,042
6.174% due 12/25/2034 •	14	14
6.174% due 08/25/2047 •	595	564
6.214% due 11/25/2034 •	1,194	1,125
6.214% due 05/25/2036 •	32,300	26,253
6.334% due 05/25/2032 «•	166	160
6.334% due 06/25/2034 •	810	789
6.409% due 10/25/2034 •	1,036	1,013
6.434% due 09/25/2032 •	131	128
6.529% due 04/25/2036 ^•	5,500	5,035
6.547% due 05/25/2036 ^«þ	303	223
6.574% due 08/25/2035 •	11,400	11,036

Credit Suisse ABS Trust
2.610% due 10/15/2026	2,276	2,210

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •	4	4

Credit-Based Asset Servicing & Securitization LLC
2.916% due 05/25/2036 •	4,806	3,059
3.486% due 12/25/2035 •	1,377	1,252
6.780% due 05/25/2035 þ	207	182

CWHEQ Revolving Home Equity Loan Trust
5.637% due 04/15/2032 «•	18	18

Dryden Senior Loan Fund
6.590% due 04/15/2029 •	895	894

ECMC Group Student Loan Trust
6.429% due 01/27/2070 •	7,582	7,475
6.579% due 11/25/2069 •	6,155	6,123

Ellington Loan Acquisition Trust
6.934% due 05/25/2037 •	2,069	1,966

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(b)	3,900	3,900

EMC Mortgage Loan Trust
6.934% due 08/25/2040 «•	141	132

Encore Credit Receivables Trust
6.124% due 07/25/2035 •	347	332
6.364% due 11/25/2035 •	11,430	10,357

Ent Auto Receivables Trust
6.220% due 08/16/2027	2,000	2,000
6.240% due 01/16/2029	2,000	2,003
6.260% due 11/15/2029	1,000	1,001

EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 «þ	97	88

Equity One Mortgage Pass-Through Trust
2.760% due 07/25/2034 «•	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Trust
5.554% due 11/25/2036 •	$36,585	$31,958
5.654% due 12/25/2037 •	42,126	38,433
5.684% due 06/25/2036 •	1,753	1,725
5.744% due 11/25/2036 •	25,256	19,803
5.754% due 06/25/2036 •	10,878	10,490
6.109% due 11/25/2035 •	1,439	1,394
6.184% due 12/25/2035 •	17,261	16,461
7.309% due 07/25/2034 •	2,771	2,697

First NLC Trust
5.574% due 08/25/2037 •	26,108	13,106
5.714% due 08/25/2037 •	1,426	716

FirstKey Homes Trust
1.339% due 08/17/2037	3,065	2,806

Fremont Home Loan Trust
5.569% due 10/25/2036 •	31,303	27,576
5.574% due 01/25/2037 •	8,079	3,925
6.289% due 07/25/2034 •	3,476	3,190

Gallatin CLO Ltd.
6.660% due 07/15/2031 •	11,200	11,169

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •	1,313	1,310

Goldentree Loan Management U.S. CLO Ltd.
6.717% due 04/24/2031 •	9,000	8,998

Golub Capital Partners CLO Ltd.
6.608% due 04/20/2031 •	981	979

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •	668	662

GSAMP Trust
2.357% due 10/25/2036 ^•	5,050	38
5.574% due 12/25/2036 •	816	438
5.884% due 06/25/2036 •	12,946	10,553
6.169% due 09/25/2035 ^•	7,256	6,988

Halseypoint CLO Ltd.
6.688% due 07/20/2031 •	10,382	10,369
7.081% due 11/30/2032 •	5,300	5,301

HERA Commercial Mortgage Ltd.
6.495% due 02/18/2038 •	4,486	4,347

Home Equity Asset Trust
6.034% due 11/25/2032 «•	4	3
6.334% due 12/25/2035 •	9,667	9,427
6.349% due 03/25/2035 •	4,992	4,856
6.354% due 02/25/2033 «•	1	1

Home Equity Loan Trust
5.624% due 04/25/2037 •	2,854	2,654

Home Equity Mortgage Loan Asset-Backed Trust
3.726% due 07/25/2034 «•	244	229
5.594% due 07/25/2037 •	85	46

HSI Asset Loan Obligation Trust
4.038% due 12/25/2036 •	9	3

HSI Asset Securitization Corp. Trust
5.634% due 07/25/2036 •	2,152	917
5.974% due 12/25/2035 •	781	772
6.019% due 01/25/2036 •	1,638	1,592

ICG U.S. CLO Ltd.
6.747% due 01/24/2032 •	1,000	991

IMC Home Equity Loan Trust
7.310% due 11/20/2028 «	1	1

IXIS Real Estate Capital Trust
5.634% due 01/25/2037 •	14,610	5,231
5.754% due 08/25/2036 •	22,064	6,449
5.894% due 01/25/2037 •	41,214	14,755

Jamestown CLO Ltd.
6.910% due 04/15/2033 •	1,000	996

JP Morgan Mortgage Acquisition Corp.
6.064% due 05/25/2035 •	21,779	19,869
6.409% due 12/25/2035 •	5,000	4,481
7.234% due 07/25/2035 •	10,000	8,732

JP Morgan Mortgage Acquisition Trust
5.594% due 08/25/2036 «•	1	1
5.654% due 08/25/2036 •	588	409
5.714% due 03/25/2047 •	3,507	3,211
5.734% due 03/25/2037 •	3,851	3,502

KKR CLO Ltd.
6.512% due 07/18/2030 •	789	789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCCM Trust
6.897% due 11/15/2038 •	$15,457	$15,329

LCM Loan Income Fund Ltd.
6.618% due 04/20/2031 •	15,744	15,672

LCM LP
6.452% due 07/19/2027 •	7,899	7,896

LCM Ltd.
6.426% due 07/20/2030 •	15,811	15,847
6.658% due 01/20/2031 •	3,939	3,932

Lehman XS Trust
5.894% due 03/25/2036 •	6,469	6,189
5.914% due 03/25/2037 •	11,687	10,747

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029	946	934

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	1,344	1,329

LMREC LLC
6.488% due 04/22/2037 •	563	563

LoanCore Issuer Ltd.
6.228% due 07/15/2035 •	187	186

Long Beach Mortgage Loan Trust
5.734% due 05/25/2036 •	13,624	7,696
5.734% due 09/25/2036 •	1,223	763
5.754% due 11/25/2036 •	13,496	4,228
5.794% due 05/25/2046 •	41,677	12,642
5.994% due 10/25/2034 •	565	533
6.054% due 08/25/2033 •	435	418
6.289% due 07/25/2034 •	118	113
6.484% due 10/25/2034 «•	11	10
6.484% due 06/25/2035 •	15,972	15,390
6.859% due 03/25/2032 «•	68	66

Lument Finance Trust, Inc.
6.617% due 06/15/2039 •	1,000	984

Madison Park Funding Ltd.
6.535% due 10/21/2030 •	3,318	3,304
6.589% due 07/27/2031 •	2,345	2,336

Magnetite Ltd.
0.000% due 10/25/2033 •(b)	11,000	11,000
6.623% due 07/25/2031 •	8,000	7,970

Marathon CLO Ltd.
6.720% due 04/15/2029 •	2,869	2,870

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •	157	157

MASTR Asset-Backed Securities Trust
5.694% due 08/25/2036 •	11,903	5,885
6.184% due 12/25/2034 ^•	295	284
6.259% due 10/25/2034 •	480	456
6.334% due 10/25/2035 •	1,950	1,684

MASTR Specialized Loan Trust
6.709% due 05/25/2037 «•	230	31

Meritage Mortgage Loan Trust
6.229% due 11/25/2035 •	4,367	4,123

Merrill Lynch First Franklin Mortgage Loan Trust
8.434% due 10/25/2037 •	113	106

Merrill Lynch Mortgage Investors Trust
5.554% due 10/25/2037 ^•	5,997	938
5.594% due 09/25/2037 •	127	26
5.614% due 06/25/2037 •	634	157

MF1 LLC
7.477% due 06/19/2037 •	16,500	16,453

MF1 Ltd.
6.525% due 10/16/2036 •	25,000	24,570
6.545% due 07/16/2036 •	28,473	28,063
6.677% due 02/19/2037 •	26,425	25,963
7.147% due 11/15/2035 •	18,219	18,170

MFA Trust
2.363% due 03/25/2060 þ	1,279	1,232

MKS CLO Ltd.
6.588% due 07/20/2030 •	13,881	13,865
6.778% due 01/20/2031 •	2,833	2,833

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 05/25/2037 •	76	64
5.534% due 11/25/2036 •	7,640	3,569
5.564% due 01/25/2037 •	56,288	22,161
5.734% due 06/25/2036 •	497	422

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.774% due 03/25/2037 •	$19,560	$8,379
5.914% due 06/25/2036 •	6,232	5,308
5.929% due 03/25/2036 •	19,081	15,600
6.094% due 11/25/2035 •	6,990	6,649
6.114% due 08/25/2034 •	794	715
6.319% due 11/25/2034 •	1,833	1,718
6.424% due 03/25/2035 •	2,752	2,633
7.434% due 07/25/2037 ^«•	335	250

Morgan Stanley Capital, Inc. Trust
5.974% due 03/25/2036 •	5,934	4,676
5.989% due 01/25/2036 •	7,117	5,505

Morgan Stanley Dean Witter Capital, Inc. Trust
6.784% due 02/25/2033 •	34	34
7.909% due 01/25/2032 «•	77	115

Morgan Stanley Mortgage Loan Trust
5.754% due 11/25/2036 •	563	58
5.954% due 10/25/2036 •	1,258	377

Mountain View CLO LLC
6.660% due 10/16/2029 •	629	630

Mountain View CLO Ltd.
6.690% due 07/15/2031 •	1,493	1,486

Nassau Ltd.
6.820% due 01/15/2030 •	3,226	3,229

Nationstar Home Equity Loan Trust
5.714% due 03/25/2037 •	5,632	5,138
5.989% due 09/25/2036 •	5,483	4,888

Navient Private Education Loan Trust
3.910% due 12/15/2045	2,146	2,087
6.897% due 07/16/2040 •	2,650	2,650

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,540	1,395
1.330% due 04/15/2069	1,604	1,410
1.690% due 05/15/2069	1,156	1,030
6.447% due 04/15/2069 •	1,804	1,784

Navient Student Loan Trust
6.427% due 12/15/2059 •	4,024	3,987
6.479% due 12/27/2066 •	8,021	7,994

Nelnet Student Loan Trust
6.229% due 09/25/2065 •	9,516	9,454
6.329% due 06/27/2067 •	20,778	20,573
6.640% due 02/20/2041	5,018	4,994
7.514% due 02/20/2041 •	5,397	5,408

New Century Home Equity Loan Trust
5.794% due 05/25/2036 •	82	80
6.109% due 02/25/2036 •	8,287	7,879

Newcastle Mortgage Securities Trust
6.019% due 03/25/2036 •	3,074	3,096
6.154% due 03/25/2036 •	7,700	7,213

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.929% due 03/25/2036 •	8,353	7,573

Northwoods Capital Ltd.
7.271% due 06/15/2031 •	993	996

NovaStar Mortgage Funding Trust
5.534% due 03/25/2037 •	10	3
6.169% due 01/25/2036 •	25,000	23,264
6.174% due 02/25/2034 •	7,731	7,524
6.214% due 05/25/2033 «•	1	1
6.534% due 02/25/2034 «•	6	5

OCP CLO Ltd.
6.708% due 07/20/2029 •	2,654	2,650

Octagon Investment Partners Ltd.
6.520% due 07/15/2029 •	5,201	5,190
6.540% due 04/15/2031 •	4,020	4,013
6.778% due 01/20/2031 •	6,035	6,026

Option One Mortgage Loan Trust
5.974% due 01/25/2036 •	25,000	22,459
6.214% due 02/25/2035 •	557	524
6.229% due 05/25/2034 •	10	10

Option One Mortgage Loan Trust Asset-Backed Certificates
5.939% due 08/20/2030 «•	1	1

OSD CLO Ltd.
6.440% due 04/17/2031 •	10,170	10,116

OZLM Ltd.
6.580% due 07/17/2029 •	613	612

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.590% due 04/15/2031 •	$4,323	$4,314
6.663% due 05/16/2030 •	5,533	5,523
6.838% due 07/20/2030 •	1,363	1,364

Pagaya AI Debt Selection Trust
1.530% due 08/15/2029	4,486	4,427
2.030% due 10/15/2029	2,059	2,016
4.970% due 01/15/2030	1,721	1,703

Palmer Square CLO Ltd.
0.000% due 10/20/2033 •(b)	13,200	13,200

Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •	3,311	3,296
6.388% due 07/20/2029 •	1,604	1,597

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.484% due 10/25/2034 •	5,637	5,497

Popular ABS Mortgage Pass-Through Trust
3.365% due 01/25/2036 ^«þ	166	142

PRET LLC
1.744% due 07/25/2051 þ	3,089	2,880
1.843% due 09/25/2051 þ	28,882	26,263
1.868% due 07/25/2051 þ	4,032	3,748
2.240% due 09/27/2060 þ	819	793
2.487% due 07/25/2051 þ	5,113	4,880
2.487% due 10/25/2051 ~	1,207	1,101
2.487% due 10/25/2051 þ	12,945	12,225
3.721% due 07/25/2051 þ	15,724	15,243
5.240% due 04/25/2052 þ	10,057	9,798
5.927% due 06/25/2052 þ	18,637	18,131

PRPM LLC
3.720% due 02/25/2027 þ	10,732	10,314

RAAC Trust
9.184% due 12/25/2035 •	1,447	1,454

Rad CLO Ltd.
6.727% due 07/24/2032 •	14,400	14,361

Ready Capital Mortgage Financing LLC
7.694% due 10/25/2039 •	3,348	3,362

Regatta Funding Ltd.
6.820% due 10/17/2030 •	2,911	2,911

Renaissance Home Equity Loan Trust
5.434% due 08/25/2035 þ	25	24
6.534% due 09/25/2037 •	588	248
6.634% due 08/25/2032 •	550	519
6.674% due 03/25/2033 «•	9	8

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032	3,300	3,315

Residential Asset Mortgage Products Trust
5.974% due 02/25/2036 •	13,559	12,678
6.034% due 02/25/2036 •	1,161	1,145
6.034% due 05/25/2036 ^•	12,502	11,237
6.214% due 09/25/2035 •	2,450	2,237

Residential Asset Securities Corp. Trust
5.694% due 07/25/2036 •	796	792
5.704% due 08/25/2036 •	4,709	4,555
5.724% due 06/25/2033 •	444	399
6.079% due 01/25/2036 •	9,448	9,135
6.584% due 06/25/2035 •	3,000	2,899
7.084% due 07/25/2035 •	1,050	1,026
7.354% due 07/25/2035 •	1,645	1,580
7.384% due 11/25/2034 •	2,653	2,547

SACO Trust
5.794% due 05/25/2036 «•	114	128
5.954% due 06/25/2036 ^•	22	21
6.184% due 07/25/2035 «•	53	46

Saxon Asset Securities Trust
2.018% due 03/25/2035 •	2,009	1,800
3.983% due 08/25/2035 •	4,007	3,901
5.674% due 05/25/2047 •	6,257	4,393
5.744% due 09/25/2037 •	809	762
7.184% due 12/25/2037 •	8,014	7,322

Securitized Asset-Backed Receivables LLC Trust
5.534% due 10/25/2036 ^•	4,493	1,529
5.614% due 05/25/2037 •	21,783	16,468
5.734% due 12/25/2036 •	19,216	10,397
5.934% due 03/25/2036 •	3,496	2,160
6.214% due 02/25/2034 •	1,536	1,492

SG Mortgage Securities Trust
5.694% due 07/25/2036 •	48,663	20,762

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Shenton Aircraft Investment Ltd.
4.750% due 10/15/2042	$6,991	$5,976

Signal Peak CLO Ltd.
6.723% due 04/25/2031 •	948	946

SLC Student Loan Trust
6.300% due 11/25/2042 •	657	654

SLM Private Credit Student Loan Trust
6.001% due 06/15/2039 •	1,329	1,277

SLM Student Loan Trust
6.682% due 12/15/2033 •	14,518	14,289

SMB Private Education Loan Trust
1.600% due 09/15/2054	17,494	15,522
2.880% due 09/15/2034	682	655
3.940% due 02/16/2055	15,625	14,511
5.380% due 01/15/2053	454	444
6.284% due 09/15/2054 •	7,409	7,292
6.763% due 02/16/2055 •	18,842	18,723
7.163% due 05/16/2050 •	937	945

SoFi Professional Loan Program LLC
2.370% due 11/16/2048	16,582	15,229
2.630% due 07/25/2040	1,029	1,022
2.740% due 05/25/2040	306	305

SoFi Professional Loan Program Trust
1.950% due 02/15/2046	1,180	1,054

Sound Point CLO Ltd.
6.507% due 01/23/2029 •	374	374
6.568% due 10/20/2030 •	13,290	13,249
6.593% due 07/25/2030 •	23,004	22,952
6.597% due 01/23/2029 •	6	6
6.638% due 10/20/2028 •	2,474	2,477
6.708% due 01/21/2031 •	6,602	6,576
6.712% due 07/26/2031 •	8,300	8,247
6.722% due 04/18/2031 •	10,400	10,333

Soundview Home Loan Trust
5.514% due 06/25/2037 •	3,597	2,380
5.604% due 07/25/2037 •	27,924	23,307
5.604% due 08/25/2037 •	22,910	18,633
5.684% due 08/25/2037 •	3,000	2,541
6.049% due 02/25/2036 •	11,163	8,710
6.139% due 11/25/2035 •	1,558	1,518
6.334% due 10/25/2037 •	64,627	50,580
6.434% due 09/25/2037 •	7,952	5,381
6.734% due 11/25/2033 «•	11	11

Specialty Underwriting & Residential Finance Trust
5.664% due 04/25/2037 •	8,909	6,177
5.714% due 06/25/2037 •	28,718	25,761
5.734% due 06/25/2037 •	18,594	10,716
6.334% due 06/25/2036 •	10,994	10,235

Steele Creek CLO Ltd.
6.820% due 10/15/2030 •	6,376	6,380

Structured Asset Investment Loan Trust
6.199% due 08/25/2035 •	705	666
6.709% due 12/25/2034 •	813	772

Structured Asset Securities Corp. Mortgage Loan Trust
5.589% due 09/25/2036 •	6,764	4,167
5.594% due 01/25/2037 •	5,084	4,709
5.694% due 05/25/2047 •	13,716	10,539
6.559% due 04/25/2035 •	745	736

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031 «	9	8

Symphony CLO Ltd.
0.000% due 04/25/2034 •(b)	7,800	7,800

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •	13,200	13,138

TCW CLO Ltd.
6.583% due 04/25/2031 •	20,544	20,496

Theorem Funding Trust
1.850% due 02/15/2028	530	525

TIAA CLO Ltd.
6.720% due 01/16/2031 •	633	633

Towd Point Mortgage Trust
3.000% due 11/25/2058 ~	409	406

TPG Real Estate Finance Issuer Ltd.
6.647% due 03/15/2038 •	5,788	5,686
6.963% due 02/15/2039 •	6,500	6,354

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trestles CLO Ltd.
6.758% due 10/20/2034 •	$2,400	$2,376

Tricon American Homes
1.499% due 07/17/2038	26,402	23,446
2.049% due 07/17/2038	5,280	4,715
2.249% due 07/17/2038	3,300	2,964

TruPS Financials Note Securitization Ltd.
7.229% due 09/20/2039 •	12,715	12,302

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	56	50

Upstart Pass-Through Trust Series
3.800% due 04/20/2030	2,916	2,800

Upstart Securitization Trust
3.120% due 03/20/2032	4,333	4,261
4.370% due 05/20/2032	4,428	4,397

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	834	809

Venture CLO Ltd.
6.488% due 10/20/2028 •	4,051	4,046
6.608% due 04/20/2029 •	967	966
6.616% due 09/07/2030 •	9,580	9,556
6.630% due 07/15/2031 •	2,000	1,998
6.638% due 07/20/2030 •	9,062	9,001
6.680% due 08/28/2029 •	4,012	4,014
6.688% due 01/20/2029 •	11,552	11,547
6.791% due 07/30/2032 •	12,900	12,772

Vibrant CLO Ltd.
6.609% due 06/20/2029 •	386	385

Voya CLO Ltd.
6.570% due 10/15/2030 •	7,062	7,044
6.630% due 04/15/2031 •	4,583	4,570

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Asset-Backed Certificates Trust
4.014% due 10/25/2036 •	$79	$28

Wellfleet CLO Ltd.
6.478% due 07/20/2029 •	437	436
6.498% due 04/20/2028 •	796	795
6.648% due 10/20/2029 •	2,432	2,430

Wells Fargo Home Equity Asset-Backed Securities Trust
5.779% due 01/25/2037 •	5,642	5,375

Wind River CLO Ltd.
6.622% due 07/18/2031 •	996	990
6.650% due 07/15/2031 •	12,300	12,230
6.710% due 01/15/2031 •	1,096	1,093

Total Asset-Backed Securities (Cost $2,784,257)		2,620,102

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS (f) 0.0%
		1,761

U.S. TREASURY BILLS 0.6%
5.434% due 10/19/2023 - 12/28/2023 (b)(c)(d)(h)(j)	28,536	28,298

Total Short-Term Instruments (Cost $30,060)		30,059

Total Investments in Securities (Cost $6,991,995)		6,644,074

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.8%

SHORT-TERM INSTRUMENTS 2.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%

PIMCO Short-Term Floating NAV Portfolio III	13,186,247	$128,184

Total Short-Term Instruments (Cost $128,161)		128,184

Total Investments in Affiliates (Cost $128,161)		128,184

Total Investments 149.2% (Cost $7,120,156)		$6,772,258

Financial Derivative Instruments (g)(i) (0.4)% (Cost or Premiums, net $21,018)		(16,333)

Other Assets and Liabilities, net (48.8)%		(2,216,337)

Net Assets 100.0%		$4,539,588

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$1,761	U.S. Treasury Notes 0.250% due 08/31/2025	$(1,796)	$1,761	$1,761

Total Repurchase Agreements						$(1,796)	$1,761	$1,761

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/12/2053	$43,000	$(39,313)	$(38,287)
Uniform Mortgage-Backed Security, TBA	4.500	10/13/2052	4,600	(4,316)	(4,224)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2053	47,900	(45,051)	(43,997)
Uniform Mortgage-Backed Security, TBA	5.500	10/23/2053	36,600	(36,021)	(35,519)

Total Short Sales (2.7)%				$(124,701)	$(122,027)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$1,761	$0	$0	$1,761	$(1,796)	$(35)

Total Borrowings and Other Financing Transactions	$1,761	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	17	$43	$(17)	$(83)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	75	188	(61)	0

Total Written Options					$(78)	$(83)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	809	$163,993	$(452)	$82	$0

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	130	$(30,729)	$898	$0	$(2)
3-Month SOFR Active Contract December Futures	03/2025	97	(23,137)	569	0	(6)
3-Month SOFR Active Contract December Futures	03/2026	104	(24,972)	468	0	(16)
3-Month SOFR Active Contract June Futures	09/2024	122	(28,919)	847	0	(3)
3-Month SOFR Active Contract June Futures	09/2025	99	(23,732)	482	0	(11)
3-Month SOFR Active Contract March Futures	06/2024	163	(38,560)	1,154	0	(2)
3-Month SOFR Active Contract March Futures	06/2025	89	(21,292)	471	0	(8)
3-Month SOFR Active Contract March Futures	06/2026	99	(23,775)	436	0	(15)
3-Month SOFR Active Contract September Futures	12/2024	114	(27,101)	740	0	(6)
3-Month SOFR Active Contract September Futures	12/2025	81	(19,439)	373	0	(11)
U.S. Treasury 5-Year Note December Futures	12/2023	172	(18,122)	140	0	(27)
U.S. Treasury 10-Year Note December Futures	12/2023	7,288	(787,560)	12,550	0	(1,480)
U.S. Treasury Long-Term Bond December Futures	12/2023	748	(85,108)	4,033	0	(210)

				$23,161	$0	$(1,797)

Total Futures Contracts				$22,709	$82	$(1,797)

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.270%	Semi-Annual	11/04/2023	$363,700	$(1,221)	$(1,880)	$(3,101)	$0	$(136)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	01/26/2024	10,800	(4)	(255)	(259)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	99,000	(92)	(1,905)	(1,997)	0	(30)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	197,400	(14)	5,413	5,399	0	(20)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	98,200	11	2,698	2,709	0	(11)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	15,800	7	714	721	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	10,100	(11)	1,083	1,072	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	(6,679)	(7,980)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	12,019	9,034	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	2,514	2,517	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	312	272	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	7,196	9,570	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(1,640)	(1,661)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(566)	(573)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(1,131)	(1,149)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(559)	(564)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(1,083)	(1,103)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(766)	(778)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(1,131)	(1,155)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(1,155)	(1,189)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(810)	(838)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(817)	(845)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	1,153	1,654	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(1,443)	(1,514)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	958	1,475	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(943)	(993)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(808)	(869)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(58)	(646)	(704)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(280)	(310)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(2,470)	(2,735)	36	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(8,726)	(11,130)	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	1,421	1,418	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(1,212)	(1,222)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(5,771)	(5,188)	35	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	(4,797)	(5,111)	308	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	1,184	1,182	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(458)	(463)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(748)	(758)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	102,000	(244)	(15,280)	(15,524)	110	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	8,500	(23)	(1,137)	(1,160)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	7,400	(19)	(866)	(885)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,100	(165)	(573)	(738)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	6,660	(716)	(217)	(933)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	5,900	(37)	(365)	(402)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	5,900	(37)	(348)	(385)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	2,117	2,095	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	1,736	1,986	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	49,400	(422)	8,480	8,058	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	4,586	4,223	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	4,800	(17)	(257)	(274)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	4,000	(14)	(246)	(260)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	1,700	(5)	(86)	(91)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	2,072	2,059	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,753	52,172	61,925	0	(374)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	12,810	14,953	0	(281)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,976	2,005	0	(11)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	171,170	771	6,852	7,623	0	(309)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(7,818)	(11,053)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	2,190	2,146	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(1,297)	(1,311)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(1,281)	(1,291)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(836)	(845)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(835)	(843)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(802)	(812)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(1,027)	(1,041)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(748)	(759)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(1,290)	(1,314)	9	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	1.988%	Semi-Annual	02/09/2032	$1,900	$10	$339	$349	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	553	565	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(1,098)	(1,118)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(1,189)	(1,212)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(400)	(410)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(4,326)	(4,441)	35	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(2,139)	(2,200)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(11,057)	(16,340)	103	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(7,345)	(9,848)	78	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(119)	(134)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(118)	(133)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(743)	(817)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(178)	(188)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(189)	(200)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(56)	(59)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(214)	(223)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(348)	(366)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(154)	(163)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	1,367	1,508	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(10,719)	(10,888)	65	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	20,455	32,974	0	(173)
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	9,012	8,839	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	27,148	26,622	0	(219)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(412)	(420)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(403)	(412)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	47,372	68,309	0	(564)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(211)	(223)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	5,720	9,949	0	(182)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	8,222	13,660	0	(511)

Total Swap Agreements						$36,528	$126,438	$162,966	$1,231	$(3,309)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(2)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$82	$1,231	$1,313	$(83)	$(1,817)	$(3,309)	$(5,209)

(h)

Securities with an aggregate market value of $25,661 and cash of $44,628 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin liability of $(20) for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	7,700	$(24)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	7,700	(24)	(125)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	2,100	(17)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	2,100	(16)	(47)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	4,900	(30)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	4,900	(30)	(118)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	4,200	(33)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	4,200	(33)	(94)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	4,800	(37)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	4,800	(37)	(103)

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920%	10/13/2023	4,900	$(30)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	4,900	(30)	(118)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	3,900	(25)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	3,900	(25)	(90)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	3,900	(27)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	3,900	(27)	(85)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	3,900	(27)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	3,900	(27)	(83)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	3,900	(27)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	3,900	(27)	(82)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	4,100	(28)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	4,100	(28)	(96)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	4,200	(29)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	4,200	(29)	(103)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	4,200	(30)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	4,200	(30)	(93)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	3,900	(26)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	3,900	(26)	(92)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	5,100	(19)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	5,100	(19)	(79)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	5,100	(18)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	5,100	(18)	(84)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	7,700	(24)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	7,700	(24)	(117)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	8,300	(65)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	8,300	(65)	(186)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	4,100	(31)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	4,100	(31)	(90)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	4,100	(28)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	4,100	(28)	(96)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	3,900	(25)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	3,900	(25)	(89)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	2,500	(16)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	2,500	(16)	(61)

							$(1,231)	$(2,141)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	7,500	$(46)	$(75)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	7,500	(37)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	7,500	(46)	(75)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	8,000	(46)	(93)

					$(175)	$(243)

Total Written Options					$(1,406)	$(2,384)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$61	$0	$0	$0	$0

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

						$0	$0	$0	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	9,610	$(2,633)	$2,246	$0	$(387)

DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046		114	(46)	23	0	(23)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		36	(1)	1	0	0

FBF	ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037		374	(317)	287	0	(30)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		4,000	(28)	(31)	0	(59)

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		105,850	(2,202)	1,458	0	(744)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		30,000	232	(554)	0	(322)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		160,600	(84)	(3,106)	0	(3,190)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		1,650	(71)	69	0	(2)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		81,256	(5,036)	4,724	0	(312)

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		3,900	(73)	46	0	(27)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		71,400	(3,276)	3,212	0	(64)

MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		13,500	(38)	(162)	0	(200)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		11,900	(5)	(231)	0	(236)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063		7	0	0	0	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047		488	(17)	17	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		61,500	(588)	156	0	(432)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054		55,100	197	(788)	0	(591)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061		131,000	(339)	(1,605)	0	(1,944)
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072		75,000	300	(1,790)	0	(1,490)

							$(14,026)	$3,973	$0	$(10,053)

Total Swap Agreements							$(14,026)	$3,973	$0	$(10,053)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(125)	$(387)	$(512)	$(512)	$300	$(212)
CBK	0	0	0	0	0	(48)	0	(48)	(48)	0	(48)
DUB	0	0	0	0	0	(118)	(23)	(141)	(141)	179	38
FAR	0	0	0	0	0	(201)	0	(201)	(201)	0	(201)
FBF	0	0	0	0	0	0	(89)	(89)	(89)	109	20
GLM	0	0	0	0	0	(1,403)	0	(1,403)	(1,403)	1,249	(154)
GST	0	0	0	0	0	0	(4,570)	(4,570)	(4,570)	4,586	16
JPM	0	0	0	0	0	(75)	0	(75)	(75)	0	(75)
JPS	0	0	0	0	0	0	(91)	(91)	(91)	242	151
MYC	0	0	0	0	0	(96)	(436)	(532)	(532)	497	(35)
NGF	0	0	0	0	0	(150)	0	(150)	(150)	136	(14)
SAL	0	0	0	0	0	(168)	(4,457)	(4,625)	(4,625)	4,614	(11)

Total Over the Counter	$0	$0	$0	$0	$0	$(2,384)	$(10,053)	$(12,437)

(j)

Securities with an aggregate market value of $11,912 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$82	$82
Swap Agreements	0	0	0	0	1,231	1,231

	$0	$0	$0	$0	$1,313	$1,313

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$83	$83
Futures	0	0	0	0	1,817	1,817
Swap Agreements	0	0	0	0	3,309	3,309

	$0	$0	$0	$0	$5,209	$5,209

Over the counter
Written Options	$0	$0	$0	$0	$2,384	$2,384
Swap Agreements	0	10,053	0	0	0	10,053

	$0	$10,053	$0	$0	$2,384	$12,437

	$0	$10,053	$0	$0	$7,593	$17,646

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$25	$25
Futures	0	0	0	0	19,917	19,917
Swap Agreements	0	0	0	0	(3,013)	(3,013)

	$0	$0	$0	$0	$16,929	$16,929

Over the counter
Written Options	$0	$0	$0	$0	$525	$525
Swap Agreements	0	2,374	0	0	0	2,374

	$0	$2,374	$0	$0	$525	$2,899

	$0	$2,374	$0	$0	$17,454	$19,828

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$88	$88
Futures	0	0	0	0	35,478	35,478
Swap Agreements	0	0	0	0	86,471	86,471

	$0	$0	$0	$0	$122,037	$122,037

Over the counter
Written Options	$0	$0	$0	$0	$(1,206)	$(1,206)
Swap Agreements	0	1,471	0	0	0	1,471

	$0	$1,471	$0	$0	$(1,206)	$265

	$0	$1,471	$0	$0	$120,831	$122,302

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,116	$0	$17,116
Industrials	0	2,578	0	2,578
U.S. Government Agencies	0	2,592,838	0	2,592,838
U.S. Treasury Obligations	0	85,632	0	85,632
Non-Agency Mortgage-Backed Securities	0	1,284,486	11,263	1,295,749
Asset-Backed Securities	0	2,616,709	3,393	2,620,102
Short-Term Instruments
Repurchase Agreements	0	1,761	0	1,761
U.S. Treasury Bills	0	28,298	0	28,298

	$0	$6,629,418	$14,656	$6,644,074

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$128,184	$0	$0	$128,184

Total Investments	$128,184	$6,629,418	$14,656	$6,772,258

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(122,027)	$0	$(122,027)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,313	$0	$1,313

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,189)	0	(5,189)
Over the counter	0	(11,997)	(440)	(12,437)

	$0	$(17,186)	$(440)	$(17,626)

Total Financial Derivative Instruments	$0	$(15,873)	$(440)	$(16,313)

Totals	$128,184	$6,491,518	$14,216	$6,633,918

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.2%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Autonomous City of Buenos Aires
116.492% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,770	$5

Provincia de Buenos Aires
105.742% due 04/12/2025		61,009	70

Total Argentina (Cost $2,988)			75

BRAZIL 6.0%

CORPORATE BONDS & NOTES 2.8%

Banco BTG Pactual SA
4.500% due 01/10/2025		$1,400	1,361

Braskem Netherlands Finance BV
4.500% due 01/10/2028		5,000	4,427

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		5,700	5,549

Centrais Eletricas Brasileiras SA
3.625% due 02/04/2025		400	382

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (c)(e)		3,151	75

			11,794

SOVEREIGN ISSUES 3.2%

Banco Nacional de Desenvolvimento Economico e Social
4.750% due 05/09/2024		200	198

Brazil Government International Bond
2.875% due 06/06/2025		500	476
4.250% due 01/07/2025		2,300	2,252
6.000% due 04/07/2026		200	203

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2024 (c)	BRL	55,600	10,482

			13,611

Total Brazil (Cost $26,753)			25,405

CAYMAN ISLANDS 1.2%

CORPORATE BONDS & NOTES 1.2%

QNB Finance Ltd.
1.125% due 06/17/2024		$2,300	2,218
3.500% due 03/28/2024		2,800	2,761

Total Cayman Islands (Cost $5,077)			4,979

CHILE 3.3%

CORPORATE BONDS & NOTES 0.6%

Banco del Estado de Chile
2.704% due 01/09/2025		$800	766

Banco Santander Chile
2.700% due 01/10/2025		700	672

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		500	445
4.700% due 05/07/2050		1,000	780

			2,663

SOVEREIGN ISSUES 2.7%

Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	7,140
3.100% due 01/22/2061		$500	287
4.340% due 03/07/2042		5,000	4,063

			11,490

Total Chile (Cost $16,122)			14,153

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COLOMBIA 4.4%

CORPORATE BONDS & NOTES 0.1%

Ecopetrol SA
5.375% due 06/26/2026		$560	$538

SOVEREIGN ISSUES 4.3%

Colombia Government International Bond
3.125% due 04/15/2031		200	149
3.875% due 04/25/2027		19,800	18,075

			18,224

Total Colombia (Cost $18,931)			18,762

DOMINICAN REPUBLIC 1.1%

SOVEREIGN ISSUES 1.1%

Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,037
5.500% due 01/27/2025		2,000	1,974
5.950% due 01/25/2027		200	194
6.875% due 01/29/2026		400	400

Total Dominican Republic (Cost $5,336)			4,605

INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Adani Renewable Energy RJ Ltd.
4.625% due 10/15/2039		$890	649

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		1,000	875

Total India (Cost $1,935)			1,524

INDONESIA 3.0%

CORPORATE BONDS & NOTES 0.4%

Pelabuhan Indonesia Persero PT
4.250% due 05/05/2025		$2,000	1,938

SOVEREIGN ISSUES 2.6%

Indonesia Government International Bond
3.500% due 02/14/2050		2,000	1,361
4.750% due 07/18/2047		755	647
5.125% due 01/15/2045		1,865	1,690
5.250% due 01/17/2042		500	469
5.250% due 01/08/2047		1,249	1,145
5.950% due 01/08/2046		918	915
6.750% due 01/15/2044		2,400	2,606
7.750% due 01/17/2038		1,025	1,202

Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		1,000	942

			10,977

Total Indonesia (Cost $16,021)			12,915

ISRAEL 1.7%

SOVEREIGN ISSUES 1.7%

Israel Government International Bond
3.375% due 01/15/2050		$5,400	3,600
3.875% due 07/03/2050		5,000	3,651

Total Israel (Cost $11,737)			7,251

IVORY COAST 0.9%

SOVEREIGN ISSUES 0.9%

Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,041
5.875% due 10/17/2031		2,000	1,750

Total Ivory Coast (Cost $4,725)			3,791

		SHARES	MARKET VALUE (000S)
LUXEMBOURG 2.5%

COMMON STOCKS 1.1%

Drillco Holding Lux SA «(a)		48,750	$1,280

Drillco Holding Lux SA «(a)(f)		123,735	3,248

			4,528

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 1.4%

FORESEA Holding SA
7.500% due 06/15/2030		$2,149	2,022

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,000	1,955

TMS Issuer SARL
5.780% due 08/23/2032		2,000	2,007

			5,984

Total Luxembourg (Cost $8,067)			10,512

MALAYSIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Petronas Capital Ltd.
3.500% due 04/21/2030		$2,300	2,041
4.550% due 04/21/2050		500	408
4.800% due 04/21/2060		200	166

Petronas Energy Canada Ltd.
2.112% due 03/23/2028		500	436

Total Malaysia (Cost $3,577)			3,051

MAURITIUS 1.1%

CORPORATE BONDS & NOTES 1.1%

Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	2,906
5.950% due 07/29/2026		2,000	1,870

Total Mauritius (Cost $5,054)			4,776

MEXICO 4.7%

CORPORATE BONDS & NOTES 1.6%

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.125% due 06/06/2024		$2,000	1,963

Coca-Cola Femsa SAB de CV
1.850% due 09/01/2032		2,000	1,490

Petroleos Mexicanos
6.700% due 02/16/2032		498	370
7.690% due 01/23/2050		500	322
10.000% due 02/07/2033		3,000	2,673

			6,818

SOVEREIGN ISSUES 3.1%

Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	285
2.750% due 11/27/2031 (d)	MXN	92,665	4,462
4.000% due 11/30/2028 (d)		5,432	293
4.750% due 04/27/2032		$3,000	2,708
5.000% due 04/27/2051		7,300	5,635

			13,383

Total Mexico (Cost $23,851)			20,201

PARAGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Paraguay Government International Bond
4.950% due 04/28/2031		$1,000	928

Total Paraguay (Cost $1,133)			928

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 1.0%

SOVEREIGN ISSUES 1.0%

Peru Government International Bond
2.783% due 01/23/2031		$1,000	$822
5.625% due 11/18/2050		2,680	2,486
6.350% due 08/12/2028	PEN	3,500	926

Total Peru (Cost $6,219)			4,234

QATAR 4.5%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$700	562

SOVEREIGN ISSUES 4.4%

Qatar Government International Bond
3.375% due 03/14/2024		2,400	2,374
3.400% due 04/16/2025		3,200	3,103
3.750% due 04/16/2030		4,100	3,832
4.000% due 03/14/2029		3,200	3,052
4.400% due 04/16/2050		2,000	1,637
4.500% due 04/23/2028		2,000	1,968
4.817% due 03/14/2049		1,200	1,044
5.103% due 04/23/2048		2,000	1,815

			18,825

Total Qatar (Cost $21,136)			19,387

ROMANIA 1.7%

SOVEREIGN ISSUES 1.7%

Romania Government International Bond
2.000% due 01/28/2032	EUR	3,000	2,291
2.000% due 04/14/2033		3,000	2,189
3.624% due 05/26/2030		3,000	2,736

Total Romania (Cost $7,628)			7,216

SAUDI ARABIA 3.0%

SOVEREIGN ISSUES 3.0%

Saudi Government International Bond
3.250% due 10/26/2026		$400	376
4.000% due 04/17/2025		1,000	976
4.750% due 01/18/2028		5,000	4,890
4.875% due 07/18/2033		5,000	4,761
5.000% due 01/18/2053		2,000	1,666

Total Saudi Arabia (Cost $13,248)			12,669

SERBIA 3.5%

SOVEREIGN ISSUES 3.5%

Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	2,479
1.500% due 06/26/2029		5,400	4,405
1.650% due 03/03/2033		150	104
2.050% due 09/23/2036		2,500	1,569
3.125% due 05/15/2027		6,900	6,604

Total Serbia (Cost $21,309)			15,161

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 9.8%

SOVEREIGN ISSUES 9.8%

South Africa Government International Bond
4.875% due 04/14/2026		$200	$191
5.750% due 09/30/2049		400	266
10.500% due 12/21/2026	ZAR	760,400	41,340

Total South Africa (Cost $52,636)			41,797

UNITED ARAB EMIRATES 2.1%

SOVEREIGN ISSUES 2.1%

Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031		$2,100	1,677
2.700% due 09/02/2070		4,500	2,403
3.125% due 04/16/2030		4,900	4,401
3.875% due 04/16/2050		793	596

Total United Arab Emirates (Cost $12,635)			9,077

UNITED STATES 2.2%

ASSET-BACKED SECURITIES 0.0%

GSAA Home Equity Trust
6.034% due 03/25/2037 •		$182	71

Morgan Stanley Mortgage Loan Trust
6.154% due 04/25/2037 •		205	59

			130

CORPORATE BONDS & NOTES 2.1%

DAE Funding LLC
1.625% due 02/15/2024		3,000	2,942

Rio Oil Finance Trust
8.200% due 04/06/2028		467	472
9.250% due 07/06/2024		1,890	1,906
9.750% due 01/06/2027		3,342	3,455

			8,775

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Banc of America Mortgage Trust
3.891% due 02/25/2036 ^~		4	4

Chase Mortgage Finance Trust
4.099% due 03/25/2037 ^~		13	12

Citigroup Mortgage Loan Trust
4.319% due 03/25/2034 ~		2	2
4.818% due 07/25/2046 ^~		9	8

Countrywide Home Loan Mortgage Pass-Through Trust
3.710% due 10/20/2035 «~		2	2
4.163% due 09/25/2047 ^~		5	5

HarborView Mortgage Loan Trust
4.685% due 08/19/2036 ^«~		1	1

Luminent Mortgage Trust
5.794% due 12/25/2036 ^•		6	6

MASTR Adjustable Rate Mortgages Trust
5.914% due 05/25/2037 •		88	38

Merrill Lynch Alternative Note Asset Trust
4.211% due 06/25/2037 ^~		85	47
6.034% due 03/25/2037 •		220	56

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage-Backed Securities Trust
3.725% due 04/25/2037 ^~	$19	$16

Morgan Stanley Mortgage Loan Trust
6.466% due 06/25/2036 ~	3	3

Sequoia Mortgage Trust
3.520% due 01/20/2047 ^~	6	4

WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~	16	13
3.309% due 04/25/2037 ^~	11	9
3.318% due 05/25/2037 ^~	20	15
3.527% due 12/25/2036 ^~	10	9
3.907% due 12/25/2036 ^~	34	30
4.479% due 09/25/2036 ^~	15	13

		293

Total United States (Cost $9,680)		9,198

SHORT-TERM INSTRUMENTS 68.2%

REPURCHASE AGREEMENTS (g) 67.0%
		285,614

U.S. TREASURY BILLS 1.2%
5.414% due 10/05/2023 - 12/28/2023 (b)(c)(j)	$5,016	4,980

Total Short-Term Instruments (Cost $290,594)		290,594

Total Investments in Securities (Cost $586,392)		542,261

	SHARES
INVESTMENTS IN AFFILIATES 2.9%

SHORT-TERM INSTRUMENTS 2.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%

PIMCO Short-Term Floating NAV Portfolio III	1,255,599	12,206

Total Short-Term Instruments (Cost $12,293)		12,206

Total Investments in Affiliates (Cost $12,293)		12,206

Total Investments 130.1% (Cost $598,685)		$554,467

Financial Derivative Instruments (h)(i) (0.1)% (Cost or Premiums, net $(3,109))		(213)

Other Assets and Liabilities, net (30.0)%		(127,997)

Net Assets 100.0%		$426,257

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(f) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holding Lux SA	06/08/2023	$2,475	$3,248	0.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.370%	10/02/2023	10/03/2023	$131,200	U.S. Treasury Notes 1.500% due 10/31/2024	$(133,910)	$131,200	$131,200
BRC	5.380	09/29/2023	10/02/2023	130,700	U.S. Treasury Bonds 4.750% due 02/15/2041	(133,363)	130,700	130,759
FICC	2.600	09/29/2023	10/02/2023	814	U.S. Treasury Notes 0.250% due 09/30/2025	(830)	814	814
	5.310	09/29/2023	10/02/2023	22,900	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(23,358)	22,900	22,910

Total Repurchase Agreements						$(291,461)	$285,614	$285,683

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$131,200	$0	$0	$131,200	$(133,910)	$(2,710)
BRC	130,759	0	0	130,759	(133,363)	(2,604)
FICC	23,724	0	0	23,724	(24,188)	(464)

Total Borrowings and Other Financing Transactions	$285,683	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
Index/Tranches								Asset	Liability
iTraxx Asia Ex-Japan 39 5-Year Index	1.000%	Quarterly	12/20/2028	$2,700	$(31)	$0	$(31)	$3	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.665%	Maturity	01/02/2024	BRL	81,600	$0	$(605)	$(605)	$0	$0
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		312,600	0	(2,212)	(2,212)	0	(2)
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		62,700	0	(427)	(427)	0	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	10.995%	Maturity	01/02/2024	BRL	178,800	$0	$(1,101)	$(1,101)	$0	$(1)
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		120,000	0	(696)	(696)	0	(1)
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		3,900	0	(22)	(22)	0	0
Pay	1-Year BRL-CDI	10.838	Maturity	01/02/2025		30,900	0	(178)	(178)	8	0
Pay	1-Year BRL-CDI	11.023	Maturity	01/02/2025		82,800	0	(402)	(402)	21	0
Pay	1-Year BRL-CDI	11.092	Maturity	01/02/2025		93,300	0	(421)	(421)	23	0
Pay	1-Year BRL-CDI	11.212	Maturity	01/02/2025		90,800	0	(358)	(358)	23	0
Pay	1-Year BRL-CDI	12.235	Maturity	01/02/2025		290,000	0	46	46	74	0
Pay	1-Year BRL-CDI	12.400	Maturity	01/02/2025		40,000	0	32	32	10	0
Pay	1-Year BRL-CDI	12.628	Maturity	01/02/2025		85,000	0	152	152	22	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		32,100	0	(296)	(296)	24	0
Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027		132,400	0	(1,139)	(1,139)	99	0
Pay	1-Year BRL-CDI	12.165	Maturity	01/04/2027		30,000	0	112	112	23	0
Pay	1-Year BRL-CDI	12.316	Maturity	01/04/2027		101,000	0	467	467	77	0

							$0	$(7,048)	$(7,048)	$404	$(4)

Total Swap Agreements							$(31)	$(7,048)	$(7,079)	$407	$(4)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$407	$407	$0	$0	$(4)	$(4)

Cash of $4,350 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	03/2024	CNH	26,757		$3,712	$12	$0

BOA	10/2023	BRL	52,703		10,613	128	0
	10/2023		$10,525	BRL	52,703	0	(40)
	11/2023		10,613		52,934	0	(128)
	11/2023		5,705	MXN	97,480	0	(139)
	11/2023	ZAR	24,779		$1,295	0	(8)
	12/2023	KRW	5,010,266		3,771	52	0
	12/2023		$34	ILS	127	0	0
	12/2023		9,153	INR	761,896	0	(19)
	03/2024	CNH	130,828		$18,063	16	(48)
	03/2024		$56	IDR	859,106	0	0

BPS	10/2023	BRL	4,964		$996	8	0
	10/2023	KRW	662,457		500	10	0
	10/2023		$1,000	BRL	4,964	0	(12)
	10/2023		33,165	EUR	31,297	0	(77)
	10/2023		1,900	IDR	29,302,620	0	(8)
	10/2023		900	KRW	1,194,163	0	(17)

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	10/2023		$27,235	THB	970,560	$0	$(542)
	10/2023	ZAR	297,564		$15,698	127	(123)
	11/2023	CAD	114,591		85,472	1,055	0
	11/2023	EUR	31,297		33,206	76	0
	11/2023	KRW	3,508,969		2,600	1	0
	12/2023		8,776,797		6,617	102	0
	12/2023		$2	KRW	3,285	0	0
	03/2024	CNH	79,520		$11,049	51	0
	03/2024		$4,333	IDR	66,507,201	0	(46)
	03/2024		4,821	TWD	151,871	0	(47)

BSH	10/2023	BRL	2,700		$507	0	(30)
	10/2023		$539	BRL	2,700	0	(2)

CBK	10/2023	BRL	39,607		$7,908	28	0
	10/2023	CLP	3,732		5	0	0
	10/2023	MXN	3,326		191	1	0
	10/2023		$8,230	BRL	39,607	0	(350)
	10/2023	ZAR	18		$1	0	0
	11/2023	BRL	10,813		2,218	76	0
	11/2023	CAD	7,398		5,509	59	0
	11/2023	PEN	4,737		1,274	26	0
	11/2023		$13,704	BRL	69,099	0	(17)
	11/2023		12,363	MXN	210,175	0	(362)
	12/2023	KRW	1,592,278		$1,208	26	0
	12/2023		$692	BRL	3,501	0	(1)
	12/2023		2	KRW	2,636	0	0
	12/2023		322	MXN	5,608	0	(4)

DUB	10/2023		15,454	THB	549,499	0	(342)
	11/2023	CAD	272		$199	0	(1)
	12/2023	KRW	5,201,302		3,922	61	0
	12/2023		$1,094	CLP	978,888	1	0
	03/2024	CNH	62,265		$8,641	29	0

GLM	10/2023	BRL	52,700		10,433	2	(54)
	10/2023	MXN	30,030		1,702	1	(18)
	10/2023		$10,723	BRL	52,700	0	(239)
	10/2023		19	MXN	333	0	0
	10/2023		1,935	ZAR	37,066	21	0
	10/2023	ZAR	92,756		$4,918	42	(16)
	11/2023		$613	MXN	10,494	0	(16)
	12/2023		20,835		361,456	0	(344)
	03/2024	CNH	40,485		$5,611	12	0
	03/2024		$9,040	IDR	139,217,746	0	(66)
	04/2024	BRL	55,600		$11,078	246	0

IND	11/2023		$500	CAD	677	0	(1)

JPM	10/2023		12,928	MXN	226,992	69	0
	11/2023	JPY	58,900		$404	7	0
	11/2023		$2,238	JPY	323,500	0	(59)
	11/2023	ZAR	4,813		$251	0	(2)
	12/2023	SGD	49,416		36,422	145	0
	12/2023	TWD	1,072,293		33,904	476	0
	12/2023		$28,564	INR	2,383,727	26	(14)
	03/2024		9,628	IDR	148,652,945	0	(46)

MBC	10/2023	EUR	31,297		$33,838	749	0
	03/2024		$11,746	IDR	181,061,785	0	(74)

MYI	11/2023	ZAR	34,340		1,804	0	(2)
	12/2023	KRW	16,508,644		12,434	179	0
	12/2023	TWD	544,904		17,385	398	0
	03/2024	CNH	88,701		12,300	32	0
	03/2024	IDR	154,050,607		10,009	78	0
	03/2024		$5,334	IDR	82,049,117	0	(45)

NGF	11/2023	JPY	88,400		$606	10	0
	03/2024		$4,114	TWD	129,291	0	(50)

RBC	11/2023	CAD	3,107		$2,299	10	0

SCX	10/2023	BRL	14,089		2,814	11	0
	10/2023		$2,949	BRL	14,089	0	(146)
	12/2023	TWD	573,555		$18,217	337	0
	12/2023		$21,950	INR	1,829,232	0	(21)
	03/2024	CNH	87,083		$12,029	0	(15)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	63

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	03/2024		$2,051	IDR	31,541,926	$0	$(18)
	03/2024		2,612	TWD	82,446	0	(21)

TOR	11/2023	CAD	3,416		$2,543	27	0
	11/2023		$23,513	JPY	3,325,526	0	(1,106)
	12/2023		18,280	INR	1,526,478	20	0
	03/2024	CNH	42,115		$5,833	8	0

UAG	11/2023		$4,083	JPY	578,612	0	(184)
	12/2023	KRW	3,496,059		$2,639	44	0

Total Forward Foreign Currency Contracts						$4,895	$(4,920)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
										Asset	Liability
BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.260%	$	6,000	$142	$(46)	$96	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004		400	(18)	7	0	(11)

BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		2,800	(134)	70	0	(64)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883		700	(62)	39	0	(23)
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145		3,000	(31)	14	0	(17)

BRC	Chile Government International Bond	1.000	Quarterly	06/20/2024	0.139		5,000	16	17	33	0
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.260		5,700	136	(45)	91	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451		2,110	(100)	73	0	(27)

CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451		2,300	(116)	86	0	(30)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2024	2.634		3,000	(93)	59	0	(34)

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883		3,500	(312)	198	0	(114)

JPM	Banco do Brasil SA	1.000	Quarterly	12/20/2024	1.589		1,200	(27)	19	0	(8)
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674		24,400	(1,356)	1,382	26	0

MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883		4,500	(401)	254	0	(147)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.004		12,700	(561)	194	0	(367)

NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.674		5,000	(161)	166	5	0

Total Swap Agreements								$(3,078)	$2,487	$251	$(842)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$12	$0	$0	$12	$0	$0	$0	$0	$12	$(260)	$(248)
BOA	196	0	96	292	(382)	0	(11)	(393)	(101)	93	(8)
BPS	1,430	0	0	1,430	(872)	0	(104)	(976)	454	0	454
BRC	0	0	124	124	0	0	(27)	(27)	97	0	97
BSH	0	0	0	0	(32)	0	0	(32)	(32)	0	(32)
CBK	216	0	0	216	(734)	0	(64)	(798)	(582)	812	230
DUB	91	0	0	91	(343)	0	0	(343)	(252)	272	20
GLM	324	0	0	324	(753)	0	0	(753)	(429)	662	233
GST	0	0	0	0	0	0	(114)	(114)	(114)	259	145
IND	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
JPM	723	0	26	749	(121)	0	(8)	(129)	620	(571)	49
MBC	749	0	0	749	(74)	0	0	(74)	675	(700)	(25)
MYC	0	0	0	0	0	0	(514)	(514)	(514)	583	69
MYI	687	0	0	687	(47)	0	0	(47)	640	(670)	(30)
NGF	10	0	5	15	(50)	0	0	(50)	(35)	0	(35)
RBC	10	0	0	10	0	0	0	0	10	0	10
SCX	348	0	0	348	(221)	0	0	(221)	127	(199)	(72)
TOR	55	0	0	55	(1,106)	0	0	(1,106)	(1,051)	956	(95)
UAG	44	0	0	44	(184)	0	0	(184)	(140)	0	(140)

Total Over the Counter	$4,895	$0	$251	$5,146	$(4,920)	$0	$(842)	$(5,762)

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(j)

Securities with an aggregate market value of $3,637 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$3	$0	$0	$404	$407

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,895	$0	$4,895
Swap Agreements	0	251	0	0	0	251

	$0	$251	$0	$4,895	$0	$5,146

	$0	$254	$0	$4,895	$404	$5,553

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$4	$4

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,920	$0	$4,920
Swap Agreements	0	842	0	0	0	842

	$0	$842	$0	$4,920	$0	$5,762

	$0	$842	$0	$4,920	$4	$5,766

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$34	$0	$0	$(1)	$33

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,075	$0	$2,075
Swap Agreements	0	413	0	0	0	413

	$0	$413	$0	$2,075	$0	$2,488

	$0	$447	$0	$2,075	$(1)	$2,521

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$1,582	$1,582

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,492	$0	$1,492
Swap Agreements	0	705	0	0	0	705

	$0	$705	$0	$1,492	$0	$2,197

	$0	$705	$0	$1,492	$1,582	$3,779

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$75	$0	$75
Brazil
Corporate Bonds & Notes	0	11,794	0	11,794
Sovereign Issues	0	13,611	0	13,611
Cayman Islands
Corporate Bonds & Notes	0	4,979	0	4,979
Chile
Corporate Bonds & Notes	0	2,663	0	2,663
Sovereign Issues	0	11,490	0	11,490
Colombia
Corporate Bonds & Notes	0	538	0	538
Sovereign Issues	0	18,224	0	18,224
Dominican Republic
Sovereign Issues	0	4,605	0	4,605
India
Corporate Bonds & Notes	0	1,524	0	1,524
Indonesia
Corporate Bonds & Notes	0	1,938	0	1,938
Sovereign Issues	0	10,977	0	10,977
Israel
Sovereign Issues	0	7,251	0	7,251
Ivory Coast
Sovereign Issues	0	3,791	0	3,791
Luxembourg
Common Stocks	0	0	4,528	4,528
Corporate Bonds & Notes	0	5,984	0	5,984
Malaysia
Corporate Bonds & Notes	0	3,051	0	3,051
Mauritius
Corporate Bonds & Notes	0	4,776	0	4,776
Mexico
Corporate Bonds & Notes	0	6,818	0	6,818
Sovereign Issues	0	13,383	0	13,383
Paraguay
Sovereign Issues	0	928	0	928
Peru
Sovereign Issues	0	4,234	0	4,234
Qatar
Corporate Bonds & Notes	0	562	0	562
Sovereign Issues	0	18,825	0	18,825
Romania
Sovereign Issues	0	7,216	0	7,216

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Saudi Arabia
Sovereign Issues	$0	$12,669	$0	$12,669
Serbia
Sovereign Issues	0	15,161	0	15,161
South Africa
Sovereign Issues	0	41,797	0	41,797
United Arab Emirates
Sovereign Issues	0	9,077	0	9,077
United States
Asset-Backed Securities	0	130	0	130
Corporate Bonds & Notes	0	8,775	0	8,775
Non-Agency Mortgage-Backed Securities	0	290	3	293
Short-Term Instruments
Repurchase Agreements	0	285,614	0	285,614
U.S. Treasury Bills	0	4,980	0	4,980

	$0	$537,730	$4,531	$542,261

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,206	$0	$0	$12,206

Total Investments	$12,206	$537,730	$4,531	$554,467

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	407	0	407
Over the counter	0	5,146	0	5,146

	$0	$5,553	$0	$5,553

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(5,762)	0	(5,762)

	$0	$(5,766)	$0	$(5,766)

Total Financial Derivative Instruments	$0	$(213)	$0	$(213)

Totals	$12,206	$537,517	$4,531	$554,254

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
Luxembourg
Common Stocks	$0	$2,477	$0	$0	$0	$2,051	$0	$0	$4,528	$2,051
United States
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	3	0	3	0

Totals	$0	$2,477	$0	$0	$0	$2,051	$3	$0	$4,531	$2,051

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Luxembourg
Common Stocks	$4,528	Indicative Market Quotation	Broker Quote	$26.250	—
United States
Non-Agency Mortgage-Backed Securities	3	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Total	$4,531

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	67

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.5%

LOAN PARTICIPATIONS AND ASSIGNMENTS 13.9%

Amsurg
TBD% due 04/28/2028 «		$2,820	$2,134
16.394% due 04/29/2027		3,864	4,608

AmSurg LLC
0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~		919	919

Cerba Healthcare SAS
7.858% (EUR001M + 4.000%) due 02/16/2029 ~	EUR	2,200	2,279

CQP Holdco LP
8.990% due 06/05/2028		$6,748	6,763

Curo Group Holdings Corp. (6.000% Cash and 12.000% PIK)
18.000% due 08/02/2027 (b)		610	599

Intelsat Jackson Holdings SA
9.772% due 02/01/2029		458	458

Medline Borrower LP
8.681% due 10/23/2028		590	589

MPH Acquisition Holdings LLC
9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~		1,514	1,431

Redstone Holdco 2 LP
10.184% due 04/27/2028		1,100	948

RegionalCare Hospital Partners Holdings, Inc.
9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,108	1,107

Worldpay LLC
TBD% due 09/20/2030		200	200

Total Loan Participations and Assignments (Cost $24,656)			22,035

CORPORATE BONDS & NOTES 70.0%

BANKING & FINANCE 16.8%

Armor Holdco, Inc.
8.500% due 11/15/2029		1,000	871

Banca Monte dei Paschi di Siena SpA
8.500% due 09/10/2030 •	EUR	400	402

BGC Partners, Inc.
8.000% due 05/25/2028		$100	99

BNP Paribas SA
8.500% due 08/14/2028 •(g)(h)		200	196

Brookfield Property REIT, Inc.
4.500% due 04/01/2027		2,500	2,087

Curo Group Holdings Corp.
7.500% due 08/01/2028		1,500	604

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028		925	854

Enact Holdings, Inc.
6.500% due 08/15/2025		550	542

Ford Motor Credit Co. LLC
7.200% due 06/10/2030		850	855

Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,150	1,044
6.500% due 10/01/2025		344	338

Freedom Mortgage Corp.
6.625% due 01/15/2027		4,500	3,960
8.250% due 04/15/2025		1,644	1,646

Greystar Real Estate Partners LLC
7.750% due 09/01/2030		100	99

Icahn Enterprises LP
5.250% due 05/15/2027		175	154
6.250% due 05/15/2026		50	47

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		400	295

Jane Street Group
4.500% due 11/15/2029		1,350	1,162

Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		400	325
5.500% due 08/15/2028		1,975	1,744

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Navient Corp.
5.625% due 08/01/2033		$2,300	$1,672

NCL Finance Ltd.
6.125% due 03/15/2028		700	619

Park Intermediate Holdings LLC
7.500% due 06/01/2025		1,325	1,324

PennyMac Financial Services, Inc.
5.750% due 09/15/2031		500	410

Provident Funding Associates LP
6.375% due 06/15/2025		2,653	2,375

Starwood Property Trust, Inc.
3.625% due 07/15/2026		400	355
4.375% due 01/15/2027		800	699

Sunac China Holdings Ltd.
5.950% due 04/26/2024 ^(c)		1,500	240
7.000% due 07/09/2025 ^(c)		4,700	752

UBS Group AG
6.537% due 08/12/2033 •		500	494
7.750% due 03/01/2029 •	EUR	200	234

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)		$293	159

			26,657

INDUSTRIALS 49.6%

Acushnet Co.
7.375% due 10/15/2028 (a)		25	25

ADT Security Corp.
4.125% due 08/01/2029		500	423

Allison Transmission, Inc.
3.750% due 01/30/2031		600	486

Altice France SA
5.500% due 10/15/2029		2,700	1,946

American Airlines Pass-Through Trust
3.375% due 11/01/2028		60	54

American Airlines, Inc.
5.500% due 04/20/2026		458	448

B&G Foods, Inc.
8.000% due 09/15/2028		200	201

B.C. Unlimited Liability Co.
3.500% due 02/15/2029		1,025	878
4.000% due 10/15/2030		1,000	832

Bausch & Lomb Escrow Corp.
8.375% due 10/01/2028		500	502

BC Ltd.
9.000% due 01/30/2028		306	303

BCPE Empire Holdings, Inc.
7.625% due 05/01/2027		1,200	1,141

Bombardier, Inc.
7.125% due 06/15/2026		300	291

Cargo Aircraft Management, Inc.
4.750% due 02/01/2028		450	402

Carnival Corp.
7.000% due 08/15/2029		2,600	2,566

Carvana Co. (12.000% PIK)
12.000% due 12/01/2028 (b)		57	45

Carvana Co. (13.000% PIK)
13.000% due 06/01/2030 (b)		86	67

Carvana Co. (14.000% PIK)
14.000% due 06/01/2031 (b)		102	80

CCO Holdings LLC
4.250% due 01/15/2034		850	627
4.750% due 02/01/2032		500	401

Central Parent LLC
8.000% due 06/15/2029		200	199

Cheplapharm Arzneimittel GmbH
3.500% due 02/11/2027	EUR	2,300	2,222

Chobani LLC
7.500% due 04/15/2025		$800	793

Cinemark USA, Inc.
5.250% due 07/15/2028		100	89
5.875% due 03/15/2026		75	72

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citgo Petroleum Corp.
8.375% due 01/15/2029		$300	$300

Cloud Software Group, Inc.
6.500% due 03/31/2029		1,300	1,151

CNX Resources Corp.
7.250% due 03/14/2027		111	110

Community Health Systems, Inc.
5.250% due 05/15/2030		1,200	914
5.625% due 03/15/2027		1,200	1,031
6.000% due 01/15/2029		800	647
6.125% due 04/01/2030		3,200	1,633

Constellation Oil Services Holding SA
13.500% due 06/30/2025 «		1,022	1,004

Constellation Oil Services Holding SA (3.000% Cash or 4.000% PIK)
3.000% due 12/31/2026 (b)		2,634	1,751

Coty, Inc.
6.625% due 07/15/2030		975	953

DaVita, Inc.
4.625% due 06/01/2030		2,950	2,426

Deluxe Corp.
8.000% due 06/01/2029		850	702

Diamond Foreign Asset Co.
8.500% due 10/01/2030		300	300

Diamond Sports Group LLC
5.375% due 08/15/2026 ^(c)		500	11

DISH Network Corp.
11.750% due 11/15/2027		1,500	1,513

Dufry One BV
2.000% due 02/15/2027	EUR	1,500	1,404

Embecta Corp.
5.000% due 02/15/2030		$400	312

Fertitta Entertainment LLC
6.750% due 01/15/2030		600	490

FMG Resources Pty. Ltd.
4.375% due 04/01/2031		500	412
5.875% due 04/15/2030		125	114

Ford Motor Co.
4.750% due 01/15/2043		800	585

Forward Air Corp.
9.500% due 10/15/2031 (a)		850	850

Frontier Communications Holdings LLC
5.000% due 05/01/2028		400	342
6.000% due 01/15/2030		1,000	733
8.750% due 05/15/2030		1,200	1,141

Full House Resorts, Inc.
8.250% due 02/15/2028		1,800	1,577

Gap, Inc.
3.625% due 10/01/2029		1,000	741
3.875% due 10/01/2031		100	70

Garda World Security Corp.
6.000% due 06/01/2029		3,200	2,621

GFL Environmental, Inc.
3.500% due 09/01/2028		550	474

GTCR W-2 Merger Sub LLC
7.500% due 01/15/2031 (a)		300	301

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		800	646

Hudbay Minerals, Inc.
6.125% due 04/01/2029		1,550	1,436

IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK)
4.750% due 09/15/2026 (b)		300	275

Intelsat Jackson Holdings SA
6.500% due 03/15/2030		1,898	1,688

Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028		1,150	1,035

LABL, Inc.
5.875% due 11/01/2028		300	270

Las Vegas Sands Corp.
3.900% due 08/08/2029		1,300	1,111

Level 3 Financing, Inc.
3.625% due 01/15/2029		2,500	1,403
4.250% due 07/01/2028		925	578

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LifePoint Health, Inc.
11.000% due 10/15/2030 (a)	$600	$600

Light & Wonder International, Inc.
7.500% due 09/01/2031	200	198

Medline Borrower LP
3.875% due 04/01/2029	500	423

Melco Resorts Finance Ltd.
5.375% due 12/04/2029	1,700	1,402
5.750% due 07/21/2028	600	526

MPH Acquisition Holdings LLC
5.500% due 09/01/2028	400	340

Murphy Oil USA, Inc.
3.750% due 02/15/2031	200	164

NCR Atleos Escrow Corp.
9.500% due 04/01/2029	575	557

Newell Brands, Inc.
6.375% due 09/15/2027	1,600	1,531

Organon & Co.
5.125% due 04/30/2031	1,425	1,144

Pediatrix Medical Group, Inc.
5.375% due 02/15/2030	1,550	1,367

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	1,250	72
5.500% due 04/12/2037 ^(c)	1,250	72

PetSmart, Inc.
7.750% due 02/15/2029	400	373

Prime Security Services Borrower LLC
3.375% due 08/31/2027	450	395

Rackspace Technology Global, Inc.
5.375% due 12/01/2028	500	168

Radiate Holdco LLC
4.500% due 09/15/2026	1,275	971

Rand Parent LLC
8.500% due 02/15/2030	1,000	926

Resorts World Las Vegas LLC
8.450% due 07/27/2030	225	217

Sabre GLBL, Inc.
8.625% due 06/01/2027	371	315

Sabre Global, Inc.
11.250% due 12/15/2027	220	202

Scotts Miracle-Gro Co.
4.375% due 02/01/2032	325	244

Seadrill Finance Ltd.
8.375% due 08/01/2030	200	204

Spirit AeroSystems, Inc.
9.375% due 11/30/2029	100	102

Stagwell Global LLC
5.625% due 08/15/2029	400	324

Standard Industries, Inc.
3.375% due 01/15/2031	1,200	929
4.375% due 07/15/2030	1,600	1,327

Star Parent, Inc.
9.000% due 10/01/2030	300	304

Tempo Acquisition LLC
5.750% due 06/01/2025	700	685

Tenet Healthcare Corp.
6.125% due 10/01/2028	1,700	1,597

TransDigm, Inc.
4.625% due 01/15/2029	2,000	1,749
6.875% due 12/15/2030	1,200	1,178

Travel & Leisure Co.
6.000% due 04/01/2027	600	571

U.S. Foods, Inc.
7.250% due 01/15/2032	700	700

U.S. Renal Care, Inc.
10.625% due 06/28/2028	315	211

Univision Communications, Inc.
8.000% due 08/15/2028	1,100	1,068

Valaris Ltd.
8.375% due 04/30/2030	450	451

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	800	674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.875% due 11/01/2033		$800	$622
4.125% due 08/15/2031		800	657

Vital Energy, Inc.
9.750% due 10/15/2030		125	128

Williams Scotsman, Inc.
7.375% due 10/01/2031		400	398

WMG Acquisition Corp.
3.000% due 02/15/2031		850	669

Wynn Macau Ltd.
5.625% due 08/26/2028		1,300	1,128

Yum! Brands, Inc.
4.625% due 01/31/2032		800	695

			78,726

UTILITIES 3.6%

Calpine Corp.
3.750% due 03/01/2031		400	323
5.000% due 02/01/2031		700	567

EP Infrastructure AS
1.698% due 07/30/2026	EUR	1,500	1,411

FORESEA Holding SA
7.500% due 06/15/2030		$234	220

NSG Holdings LLC
7.750% due 12/15/2025		317	317

PBF Holding Co. LLC
7.875% due 09/15/2030		100	100

Telecom Italia SpA
7.875% due 07/31/2028	EUR	1,300	1,426

TerraForm Power Operating LLC
5.000% due 01/31/2028		$800	727

Vistra Operations Co. LLC
7.750% due 10/15/2031		600	591

			5,682

Total Corporate Bonds & Notes (Cost $131,272)			111,065

MUNICIPAL BONDS & NOTES 0.2%

FLORIDA 0.2%

Sunrise, Florida Special Assessment Notes, Series 2015
4.800% due 05/01/2025		255	249

Total Municipal Bonds & Notes (Cost $254)			249

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%

Adjustable Rate Mortgage Trust
4.375% due 10/25/2035 «~		56	40

American Home Mortgage Assets Trust
6.750% due 06/25/2037 ^þ		71	59

Banc of America Funding Trust
3.979% due 03/20/2036 ^~		46	37

Bear Stearns ALT-A Trust
4.526% due 01/25/2035 «~		2	1

Citigroup Mortgage Loan Trust
6.470% due 11/25/2035 •		27	26

Countrywide Alternative Loan Trust
3.784% due 10/25/2035 ^«~		19	15
5.794% due 05/25/2047 •		11	9
5.859% due 03/20/2046 •		19	16

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 05/25/2036 ^		42	19
6.074% due 03/25/2035 •		65	60

Downey Savings & Loan Association Mortgage Loan Trust
5.942% due 02/19/2045 •		3	3

First Horizon Alternative Mortgage Securities Trust
6.000% due 05/25/2036 ^		42	18
6.058% due 09/25/2035 ^~		77	66

GMAC Mortgage Corp. Loan Trust
3.279% due 04/19/2036 ^~		98	75

GSR Mortgage Loan Trust
4.481% due 11/25/2035 ~		6	6

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.004% due 04/25/2035 «~	$1	$1

HarborView Mortgage Loan Trust
5.822% due 01/19/2038 •	12	10

IndyMac INDX Mortgage Loan Trust
3.755% due 09/25/2035 ^~	29	25

JP Morgan Mortgage Trust
3.741% due 07/27/2037 ~	121	109
4.528% due 07/25/2035 ~	21	20
6.000% due 08/25/2037 ^	57	27

Residential Accredit Loans, Inc. Trust
5.764% due 03/25/2037 •	256	52
6.343% due 02/25/2036 ^~	119	101

Residential Asset Securitization Trust
6.000% due 05/25/2037 ^	49	26

Structured Asset Mortgage Investments Trust
5.874% due 05/25/2036 •	13	10

WaMu Mortgage Pass-Through Certificates Trust
3.523% due 10/25/2036 ^~	55	49
4.554% due 07/25/2037 ^~	63	58
5.396% due 05/25/2047 •	153	122

Total Non-Agency Mortgage-Backed Securities (Cost $1,119)		1,060

ASSET-BACKED SECURITIES 0.1%

Carrington Mortgage Loan Trust
5.584% due 08/25/2036 •	35	32

Morgan Stanley ABS Capital, Inc. Trust
5.574% due 05/25/2037 •	54	45

Option One Mortgage Loan Trust Asset-Backed Certificates
6.409% due 08/25/2033 «•	11	12

Total Asset-Backed Securities (Cost $47)		89

	SHARES
COMMON STOCKS 3.7%

COMMUNICATION SERVICES 0.2%

Clear Channel Outdoor Holdings, Inc. (d)	163,228	258

iHeartMedia, Inc. ‘B’ «(d)	30,332	86

		344

CONSUMER DISCRETIONARY 0.6%

Caesars Entertainment, Inc. (d)	19,463	902

		902

ENERGY 0.7%

California Resources Corp.	14,960	838

Constellation Oil ‘B’ «(d)(i)	2,866,681	311

		1,149

FINANCIALS 0.6%

Hipotecaria Su Casita SA de CV «(d)	78,886	0

Intelsat Emergence SA «(d)(i)	26,145	701

Mr Cooper Group, Inc. (d)	4,374	234

		935

HEALTH CARE 0.6%

NVHL SA ‘A’ «(d)(i)	197,572	97

NVHL SA ‘B’ «(d)(i)	197,572	96

NVHL SA ‘C’ «(d)(i)	197,572	96

NVHL SA ‘D’ «(d)(i)	197,572	96

NVHL SA ‘E’ «(d)(i)	197,572	96

NVHL SA ‘F’ «(d)(i)	197,572	96

NVHL SA ‘G’ «(d)(i)	197,572	96

NVHL SA ‘H’ «(d)(i)	197,572	96

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	69

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)

NVHL SA ‘I’ «(d)(i)	197,572	$96

NVHL SA ‘J’ «(d)(i)	197,572	96

		961

INDUSTRIALS 1.0%

Drillco Holding Lux SA «(d)	22,653	594

Neiman Marcus Group Ltd. LLC «(d)(i)	7,513	1,022

Voyager Aviation Holdings LLC «(d)	136	0

		1,616

REAL ESTATE 0.0%

Stearns Holding LLC ‘B’ «(d)	720,949	0

Total Common Stocks (Cost $12,806)		5,907

RIGHTS 0.0%

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(d)	2,738	25

Total Rights (Cost $0)		25

WARRANTS 0.3%

ENERGY 0.3%

California Resources Corp. - Exp. 10/27/2024	24,765	528

Constellation Oil ‘D’ - Exp. 06/10/2071 «(i)	3	0

		528

	SHARES	MARKET VALUE (000S)
FINANCIALS 0.0%

Guaranteed Rate, Inc. - Exp. 12/31/2060 «	3,454	$0

INDUSTRIALS 0.0%

Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	2,738	25

UTILITIES 0.0%

Vistra Corp. - Exp. 02/02/2024	60,750	13

Total Warrants (Cost $845)		566

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

First Citizens BancShares, Inc.
9.643% (TSFR3M + 4.234%) due 01/04/2027 ~(g)	350,000	357

INDUSTRIALS 0.0%

Voyager Aviation Holdings LLC
9.500% «	814	0

Total Preferred Securities (Cost $617)		357

SHORT-TERM INSTRUMENTS 3.4%

REPURCHASE AGREEMENTS (j) 2.2%
		3,537

	SHARES	MARKET VALUE (000S)
U.S. TREASURY BILLS 1.2%
5.401% due 11/14/2023 (e)(f)	1,900	$1,888

Total Short-Term Instruments (Cost $5,425)		5,425

Total Investments in Securities (Cost $177,041)		146,778

INVESTMENTS IN AFFILIATES 6.5%

COMMON STOCKS 0.1%

CONSUMER DISCRETIONARY 0.1%

Xfit Brands, Inc. ^«(d)	68,040,639	101

SHORT-TERM INSTRUMENTS 6.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%

PIMCO Short-Term Floating NAV Portfolio III	1,048,614	10,194

Total Short-Term Instruments (Cost $14,268)		10,295

Total Investments in Affiliates (Cost $14,268)		10,295

Total Investments 99.0% (Cost $191,309)		$157,073

Financial Derivative Instruments (k)(l) 0.2% (Cost or Premiums, net $288)		310

Other Assets and Liabilities, net 0.8%		1,336

Net Assets 100.0%		$158,719

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Oil ‘B’	06/10/2022	$311	$311	0.20%
Constellation Oil ‘D’ - Exp. 06/10/2071	06/10/2071 - 06/10/2022	0	0	0.00
Intelsat Emergence SA	09/05/2018 - 07/03/2023	2,449	701	0.44
NVHL SA ‘A’	03/09/2012 - 05/01/2013	0	97	0.06
NVHL SA ‘B’	03/09/2012 - 05/01/2013	0	96	0.06
NVHL SA ‘C’	03/09/2012 - 05/01/2013	0	96	0.06

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL SA ‘D’	03/09/2012 - 05/01/2013	$0	$96	0.06%
NVHL SA ‘E’	03/09/2012 - 05/01/2013	0	96	0.06
NVHL SA ‘F’	03/09/2012 - 05/01/2013	0	96	0.06
NVHL SA ‘G’	03/09/2012 - 05/01/2013	0	96	0.06
NVHL SA ‘H’	03/09/2012 - 05/01/2013	0	96	0.06
NVHL SA ‘I’	03/09/2012 - 05/01/2013	0	96	0.06
NVHL SA ‘J’	03/09/2012 - 05/01/2013	0	96	0.06
Neiman Marcus Group Ltd. LLC	09/25/2020	242	1,022	0.65

		$3,002	$2,995	1.89%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	5.330%	09/27/2023	10/04/2023	$2,595	U.S. Treasury Notes 2.750% due 08/15/2032	$(2,583)	$2,595	$2,597
FICC	2.600	09/29/2023	10/02/2023	942	U.S. Treasury Notes 5.000% due 08/31/2025	(961)	942	942

Total Repurchase Agreements						$(3,544)	$3,537	$3,539

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
U.S. Treasury Obligations (1.6)%
U.S. Treasury Notes	2.750%	08/15/2032	$2,970	$(2,781)	$(2,583)

Total Short Sales (1.6)%				$(2,781)	$(2,583)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Payable for Short Sales(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$2,597	$0	$0	$0	$2,597	$(2,583)	$14
FICC	942	0	0	0	942	(961)	(19)

Master Securities Forward Transaction Agreement
BPG	0	0	0	(2,583)	(2,583)	0	(2,583)

Total Borrowings and Other Financing Transactions	$3,539	$0	$0	$(2,583)

(1)	Includes accrued interest.
(2)	Payable for short sales includes $(11) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	45	$9,122	$(28)	$4	$0
U.S. Treasury 5-Year Note December Futures	12/2023	191	20,124	(169)	30	0

				$(197)	$34	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	71

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	22	$(2,992)	$75	$36	$(36)
U.S. Treasury 10-Year Note December Futures	12/2023	145	(15,669)	334	0	(29)
U.S. Treasury 10-Year Ultra December Futures	12/2023	15	(1,673)	36	0	(4)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	6	(712)	55	0	(2)

				$500	$36	$(71)

Total Futures Contracts				$303	$70	$(71)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Jaguar Land Rover Automotive	5.000%	Quarterly	06/20/2028	5.642%	EUR	800	$4	$(23)	$(19)	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-40 5-Year Index	(5.000)%	Quarterly	06/20/2028	$2,300	$(40)	$0	$(40)	$4	$0
CDX.HY-41 5-Year Index	(5.000)	Quarterly	12/20/2028	3,900	(38)	0	(38)	10	0

					$(78)	$0	$(78)	$14	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.000%	Semi-Annual	12/16/2030	$43,300	$362	$(9,794)	$(9,432)	$52	$0

Total Swap Agreements						$288	$(9,817)	$(9,529)	$69	$0

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$70	$69	$139	$0	$(71)	$0	$(71)

Cash of $2,856 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2023	EUR	1,328		$1,402	$0	$(2)
	10/2023		$10,928	EUR	10,281	0	(58)
	11/2023	EUR	8,171		$8,669	20	0

MBC	10/2023		13,006		14,062	312	0
	10/2023		$2,910	EUR	2,725	0	(29)

UAG	10/2023		1,397		1,328	7	0
	11/2023	EUR	1,328		$1,399	0	(8)

Total Forward Foreign Currency Contracts						$339	$(97)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BPS	$20	$0	$0	$20	$(60)	$0	$0	$(60)	$(40)	$0	$(40)
MBC	312	0	0	312	(29)	0	0	(29)	283	(260)	23
UAG	7	0	0	7	(8)	0	0	(8)	(1)	0	(1)

Total Over the Counter	$339	$0	$0	$339	$(97)	$0	$0	$(97)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$70	$70
Swap Agreements	0	17	0	0	52	69

	$0	$17	$0	$0	$122	$139

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$339	$0	$339

	$0	$17	$0	$339	$122	$478

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$71	$71

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$97	$0	$97

	$0	$0	$0	$97	$71	$168

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	73

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$360	$360
Swap Agreements	0	(2,103)	0	0	(983)	(3,086)

	$0	$(2,103)	$0	$0	$(623)	$(2,726)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(442)	$0	$(442)

	$0	$(2,103)	$0	$(442)	$(623)	$(3,168)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$738	$738
Swap Agreements	0	636	0	0	(2,082)	(1,446)

	$0	$636	$0	$0	$(1,344)	$(708)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$773	$0	$773

	$0	$636	$0	$773	$(1,344)	$65

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,982	$3,053	$22,035
Corporate Bonds & Notes
Banking & Finance	0	26,498	159	26,657
Industrials	600	77,122	1,004	78,726
Utilities	0	5,682	0	5,682
Municipal Bonds & Notes
Florida	0	249	0	249
Non-Agency Mortgage-Backed Securities	0	1,003	57	1,060
Asset-Backed Securities	0	77	12	89
Common Stocks
Communication Services	258	0	86	344
Consumer Discretionary	902	0	0	902
Energy	838	0	311	1,149
Financials	234	0	701	935
Health Care	0	0	961	961
Industrials	0	0	1,616	1,616
Rights
Industrials	0	0	25	25
Warrants
Energy	528	0	0	528
Industrials	0	0	25	25
Utilities	13	0	0	13
Preferred Securities
Banking & Finance	0	357	0	357
Short-Term Instruments
Repurchase Agreements	0	3,537	0	3,537
U.S. Treasury Bills	0	1,888	0	1,888

	$3,373	$135,395	$8,010	$146,778

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Common Stock
Consumer Discretionary	$0	$0	$101	$101
Short-Term Instruments
Central Funds Used for Cash Management Purposes	10,194	0	0	10,194

	$10,194	$0	$101	$10,295

Total Investments	$13,567	$135,395	$8,111	$157,073

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(2,583)	$0	$(2,583)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	36	103	0	139
Over the counter	0	339	0	339

	$36	$442	$0	$478

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(36)	(35)	0	(71)
Over the counter	0	(97)	0	(97)

	$(36)	$(132)	$0	$(168)

Total Financial Derivative Instruments	$0	$310	$0	$310

Totals	$13,567	$133,122	$8,111	$154,800

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$919	$0	$0	$0	$0	$2,134	$0	$3,053	$0
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	159	0	159	0
Industrials	1,017	0	0	6	0	(19)	0	0	1,004	(19)
Non-Agency Mortgage-Backed Securities	0	0	0	0	0	0	57	0	57	0
Asset-Backed Securities	0	0	0	0	0	0	12	0	12	0
Common Stocks
Communication Services(2)	107	0	0	0	0	(21)	0	0	86	(21)
Energy	311	0	0	0	0	0	0	0	311	0
Financials	639	0	0	0	0	62	0	0	701	62
Health Care	1,328	0	(6,132)	0	0	5,765	0	0	961	(367)
Industrials	1,161	453	0	0	0	2	0	0	1,616	455
Rights
Industrials	17	0	0	0	0	8	0	0	25	8
Warrants
Industrials	19	0	0	0	0	6	0	0	25	6
Preferred Securities
Industrials	189	0	0	0	0	(189)	0	0	0	0

	$4,788	$1,372	$(6,132)	$6	$0	$5,614	$2,362	$0	$8,010	$124

Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	41	0	0	0	0	60	0	0	101	60

Totals	$4,829	$1,372	$(6,132)	$6	$0	$5,674	$2,362	$0	$8,111	$184

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs		(% Unless Noted Otherwise)
					Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$2,134	Comparable Companies	EBITDA Multiple	X/X	11.000/10.000	—
	919	Expected Recovery	Recovery Rate		100.000
Corporate Bonds & Notes
Banking & Finance	159	Expected Recovery	Recovery Rate		54.375	—
Industrials	1,004	Discounted Cash Flow	Discount Rate		15.480	—
Non-Agency Mortgage-Backed Securities	57	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—
Asset-Backed Securities	12	Fair Valuation of Odd Lot Positions	Adjustment Factor		2.500	—
Common Stocks
Communication Services	86	Reference Instrument	Stock Price w/Liquidity Discount		10.000	—
Energy	311	Comparable Companies	EBITDA Multiple	X	5.394	—
Financials	701	Indicative Market Quotation/ Comparable Companies	Broker Quote/EBITDA Multiple	$/X	22.500/4.000	—
Health Care	961	Comparable Companies	EBITDA Multiple	X	9.000
Industrials	1,021	Comparable Companies/Discounted Cash Flow	Revenue Multiple/EBITDA Multiple/Discount Rate	X/X/%	0.530/5.780/10.500	—
	595	Indicative Market Quotation	Broker Quote	$	26.250	—
Rights
Industrials	25	Discounted Cash Flow	Discount Rate		2.750	—
Warrants
Industrials	25	Discounted Cash Flow	Discount Rate		2.750	—
Investments in Affiliates, at Value
Common Stocks
Consumer Discretionary	101	Reference Instrument /Discounted Cash Flow	Stock Price w/Liquidity Discount/Discount Rate		0.000/15.000	—

Total	$8,111

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Consumer Discretionary to Communication Services since prior fiscal year end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	75

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Avolon TLB Borrower 1 (U.S.) LLC
7.675% due 12/01/2027	$1,568	$1,570

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	6,559	5,772

Total Loan Participations and Assignments (Cost $8,119)		7,342

CORPORATE BONDS & NOTES 72.4%

BANKING & FINANCE 36.0%

AerCap Ireland Capital DAC
1.750% due 10/29/2024	7,700	7,343
3.650% due 07/21/2027	300	273
4.450% due 04/03/2026	10,275	9,869
4.875% due 01/16/2024	2,500	2,490

Agree LP
2.900% due 10/01/2030	3,400	2,742

AIA Group Ltd.
3.200% due 03/11/2025	540	522
3.900% due 04/06/2028	540	507

Aircastle Ltd.
2.850% due 01/26/2028	8,600	7,305

Alexandria Real Estate Equities, Inc.
3.375% due 08/15/2031	1,600	1,340
3.450% due 04/30/2025	300	289
3.950% due 01/15/2028	300	278

Ally Financial, Inc.
6.992% due 06/13/2029 •	1,700	1,665
8.000% due 11/01/2031	6,050	6,114

American Assets Trust LP
3.375% due 02/01/2031	6,900	5,174

American Express Co.
4.420% due 08/03/2033 •	455	406

American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	7,453
4.250% due 02/15/2028	2,000	1,862
4.900% due 02/15/2029	400	378

American International Group, Inc.
3.875% due 01/15/2035	1,000	830

American Tower Corp.
1.300% due 09/15/2025	2,100	1,923
2.700% due 04/15/2031	4,000	3,176
2.750% due 01/15/2027	13,800	12,478
3.950% due 03/15/2029	3,052	2,763
5.550% due 07/15/2033	7,000	6,678
5.900% due 11/15/2033	1,200	1,172

Antares Holdings LP
2.750% due 01/15/2027	6,000	5,086
3.750% due 07/15/2027	6,100	5,259
3.950% due 07/15/2026	5,400	4,864

Arch Capital Group Ltd.
3.635% due 06/30/2050	1,235	833

Ares Capital Corp.
2.875% due 06/15/2027	5,000	4,367

Ares Finance Co. LLC
4.125% due 06/30/2051 •	100	76

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028	6,000	6,005

Aviation Capital Group LLC
3.500% due 11/01/2027	3,100	2,740
4.125% due 08/01/2025	943	898
4.375% due 01/30/2024	5,527	5,479
4.875% due 10/01/2025	1,500	1,442

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,478	18,147
3.950% due 07/01/2024	4,500	4,406
4.250% due 04/15/2026	1,573	1,479
5.250% due 05/15/2024	1,786	1,769

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	1,700	1,591

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bangkok Bank PCL
3.466% due 09/23/2036 •(g)	$200	$155

Bank of America Corp.
1.319% due 06/19/2026 •	15,000	13,761
1.898% due 07/23/2031 •	3,200	2,433
1.922% due 10/24/2031 •	4,000	3,019
2.299% due 07/21/2032 •	1,200	910
2.572% due 10/20/2032 •	200	154
3.824% due 01/20/2028 •	5,000	4,646
4.571% due 04/27/2033 •	1,800	1,599
5.015% due 07/22/2033 •	900	828
5.872% due 09/15/2034 •	1,700	1,655
5.933% due 09/15/2027 •	3,100	3,078
6.694% (SOFRRATE + 1.350%) due 09/15/2027 ~	2,000	2,001

Bank of Ireland Group PLC
6.253% due 09/16/2026 •	3,300	3,282

Bank of New York Mellon Corp.
4.543% due 02/01/2029 •	5,500	5,244

Bank of Nova Scotia
5.721% (SOFRRATE + 0.380%) due 07/31/2024 ~	7,000	6,985

Banque Federative du Credit Mutuel SA
0.650% due 02/27/2024	1,480	1,449

Barclays PLC
2.645% due 06/24/2031 •	14,600	11,297
4.375% due 01/12/2026	5,500	5,273
5.088% due 06/20/2030 •	2,800	2,504
5.200% due 05/12/2026	1,300	1,253
6.224% due 05/09/2034 •	10,500	9,954
6.490% due 09/13/2029 •	5,000	4,962
7.224% (SOFRRATE + 1.880%) due 09/13/2027 ~	20,000	20,083

BGC Partners, Inc.
4.375% due 12/15/2025	6,200	5,757

Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	581
1.625% due 08/05/2028	7,200	5,942
2.500% due 01/10/2030	1,200	974

Blackstone Private Credit Fund
2.350% due 11/22/2024	4,100	3,892

Blue Owl Capital Corp.
2.875% due 06/11/2028	200	165

Blue Owl Finance LLC
3.125% due 06/10/2031	100	75
4.125% due 10/07/2051	2,300	1,344

BNP Paribas SA
2.219% due 06/09/2026 •	14,400	13,442
4.705% due 01/10/2025 •	14,800	14,728
6.625% due 03/25/2024 •(f)(g)	5,250	5,197
8.500% due 08/14/2028 •(f)(g)	3,500	3,433

BPCE SA
4.500% due 03/15/2025	3,700	3,570
4.625% due 07/11/2024	3,000	2,943

Brandywine Operating Partnership LP
3.950% due 11/15/2027	100	83

Brookfield Capital Finance LLC
6.087% due 06/14/2033	7,400	7,199

Brookfield Finance, Inc.
3.900% due 01/25/2028	2,300	2,120

Canadian Imperial Bank of Commerce
5.744% (SOFRINDX + 0.400%) due 12/14/2023 ~	12,290	12,291

Cantor Fitzgerald LP
4.500% due 04/14/2027	700	653

Capital One Financial Corp.
6.312% due 06/08/2029 •	5,100	4,987
6.377% due 06/08/2034 •	5,000	4,723

Carlyle Finance LLC
5.650% due 09/15/2048	150	124

CBRE Services, Inc.
5.950% due 08/15/2034	1,200	1,133

CI Financial Corp.
3.200% due 12/17/2030	2,100	1,595
4.100% due 06/15/2051	1,500	870

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citibank NA
3.650% due 01/23/2024	$500	$497

Citigroup, Inc.
3.057% due 01/25/2033 •(h)	5,000	3,955
3.668% due 07/24/2028 •	9	8
6.270% due 11/17/2033 •(h)	4,600	4,590

Citizens Bank NA
2.250% due 04/28/2025	1,000	926
3.750% due 02/18/2026	1,170	1,084

CK Hutchison International Ltd.
3.250% due 04/11/2024	600	592

CNA Financial Corp.
5.500% due 06/15/2033	5,600	5,283

Corporate Office Properties LP
2.250% due 03/15/2026	5,600	5,047

Credit Agricole SA
4.125% due 01/10/2027	9,800	9,235

Credit Suisse AG
3.625% due 09/09/2024	2,600	2,531
7.500% due 02/15/2028	20,100	21,036

Crown Castle, Inc.
2.100% due 04/01/2031	200	153
4.800% due 09/01/2028	4,400	4,180

CubeSmart LP
3.000% due 02/15/2030	2,100	1,748
3.125% due 09/01/2026	2,600	2,397
4.000% due 11/15/2025	2,183	2,088
4.375% due 02/15/2029	7,650	7,080

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026	7,900	7,410

Deutsche Bank AG
3.547% due 09/18/2031 •	2,100	1,694
3.961% due 11/26/2025 •	1,800	1,739
7.079% due 02/10/2034 •	1,400	1,266

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	5,200	3,931

EPR Properties
3.600% due 11/15/2031	200	148
3.750% due 08/15/2029	2,000	1,609
4.500% due 04/01/2025	3,500	3,374
4.500% due 06/01/2027	1,200	1,075
4.750% due 12/15/2026	8,200	7,502
4.950% due 04/15/2028	700	621

Equitable Financial Life Global Funding
1.800% due 03/08/2028	7,000	5,865

Essex Portfolio LP
3.000% due 01/15/2030	4,200	3,495
3.875% due 05/01/2024	2,890	2,850

Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,211
3.875% due 12/15/2027	2,700	2,477
4.000% due 06/15/2029	1,475	1,324

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	3,868
5.625% due 08/16/2032	1,000	935

Federal Realty OP LP
3.500% due 06/01/2030	1,693	1,443

Fidelity National Financial, Inc.
2.450% due 03/15/2031	900	695

First American Financial Corp.
2.400% due 08/15/2031	2,268	1,685

FMR LLC
4.950% due 02/01/2033	1,600	1,445
5.150% due 02/01/2043	300	252

Ford Motor Credit Co. LLC
5.584% due 03/18/2024	13,000	12,931

FS KKR Capital Corp.
1.650% due 10/12/2024	7,100	6,749
2.625% due 01/15/2027	100	86

GA Global Funding Trust
1.625% due 01/15/2026	1,500	1,340
3.850% due 04/11/2025	2,000	1,923

Global Atlantic Fin Co.
4.400% due 10/15/2029	200	166

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GLP Capital LP
3.350% due 09/01/2024	$2,380	$2,314
4.000% due 01/15/2030	2,700	2,293
4.000% due 01/15/2031	6,200	5,168
5.300% due 01/15/2029	2,800	2,599
5.375% due 04/15/2026	100	97
5.750% due 06/01/2028	1,200	1,152

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •	4,300	4,168
3.800% due 03/15/2030	100	88
6.796% (TSFR3M + 1.432%) due 05/15/2026 ~	5,000	5,033
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	610

Golub Capital BDC, Inc.
2.050% due 02/15/2027	3,400	2,866

Goodman HK Finance
4.375% due 06/19/2024	900	886

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	2,125	1,675

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	15,600	14,007

Guardian Life Global Funding
1.625% due 09/16/2028	100	84
2.900% due 05/06/2024	3,100	3,045

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,500	1,152

Healthcare Realty Holdings LP
3.875% due 05/01/2025	160	151

Highwoods Realty LP
2.600% due 02/01/2031	1,000	719
3.050% due 02/15/2030	3,500	2,695

Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,112
3.500% due 09/15/2030	1,700	1,411
4.000% due 06/15/2025	400	385

HSBC Holdings PLC
2.013% due 09/22/2028 •	1,200	1,019
2.099% due 06/04/2026 •	4,700	4,382
2.848% due 06/04/2031 •	500	400
4.600% due 12/17/2030 •(f)(g)	600	455
4.700% due 03/09/2031 •(f)(g)	4,900	3,693
6.500% due 09/15/2037	500	470
6.775% (SOFRRATE + 1.430%) due 03/10/2026 ~	2,000	2,010

Hudson Pacific Properties LP
3.250% due 01/15/2030	1,100	749
3.950% due 11/01/2027	7,700	6,085
4.650% due 04/01/2029	3,600	2,714

Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030	2,400	2,034

ING Groep NV
3.875% due 05/16/2027 •(f)(g)	200	145
4.250% due 05/16/2031 •(f)(g)	5,800	3,754
6.533% (US0003M + 1.000%) due 10/02/2023 ~	3,330	3,330

Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,102
5.017% due 06/26/2024	1,660	1,621

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,275
2.300% due 11/15/2028	1,800	1,507
5.500% due 08/15/2033	1,000	934

Jackson National Life Global Funding
3.050% due 04/29/2026	440	405

JPMorgan Chase & Co.
1.764% due 11/19/2031 •	1,500	1,129
2.083% due 04/22/2026 •	300	282
2.301% due 10/15/2025 •	5,100	4,893
2.545% due 11/08/2032 •	7,800	6,039
2.580% due 04/22/2032 •	1,100	868
3.960% due 01/29/2027 •	7,400	7,076
5.546% due 12/15/2025 •	1,600	1,590
6.205% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	994

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.652% (SOFRRATE + 1.320%) due 04/26/2026 ~	$4,300	$4,330
8.750% due 09/01/2030	75	87

Kilroy Realty LP
3.050% due 02/15/2030	7,533	5,925
4.375% due 10/01/2025	4,300	4,121

LeasePlan Corp. NV
2.875% due 10/24/2024	3,400	3,272

Legg Mason, Inc.
5.625% due 01/15/2044	1,000	923

Lloyds Bank PLC
0.000% due 04/02/2032 þ	2,400	1,443

Lloyds Banking Group PLC
3.750% due 01/11/2027	12,600	11,734
4.550% due 08/16/2028	1,100	1,025
5.985% due 08/07/2027 •	700	694

Loews Corp.
3.200% due 05/15/2030	1,900	1,647

LXP Industrial Trust
2.700% due 09/15/2030	2,400	1,861

Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,000	861

MassMutual Global Funding
2.750% due 06/22/2024	700	685

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	600	578

Metropolitan Life Global Funding
5.644% (SOFRRATE + 0.300%) due 09/27/2024 ~	550	549

Mid-America Apartments LP
1.100% due 09/15/2026	4,600	4,056
3.750% due 06/15/2024	1,000	984

Mitsubishi HC Capital, Inc.
3.559% due 02/28/2024	340	336

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	12,000	11,075
2.494% due 10/13/2032 •	3,100	2,389
4.080% due 04/19/2028 •	600	564
5.063% due 09/12/2025 •	5,200	5,145
5.354% due 09/13/2028 •	1,100	1,077
5.406% due 04/19/2034 •	2,000	1,899

Mizuho Financial Group Cayman Ltd.
4.600% due 03/27/2024 (g)	5,850	5,795

Mizuho Financial Group, Inc.
2.839% due 09/13/2026	5,000	4,587
2.869% due 09/13/2030 •	800	667

Morgan Stanley
6.293% (SOFRRATE + 0.950%) due 02/18/2026 ~	2,500	2,503

Morgan Stanley Direct Lending Fund
4.500% due 02/11/2027	2,000	1,861

Nasdaq, Inc.
5.350% due 06/28/2028	1,800	1,768

National Health Investors, Inc.
3.000% due 02/01/2031	2,600	1,903

National Securities Clearing Corp.
0.750% due 12/07/2025	600	542

Nationwide Building Society
3.960% due 07/18/2030 •	8,500	7,487
4.302% due 03/08/2029 •	12,200	11,209

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	1,900	1,340

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	100	121

NatWest Group PLC
4.269% due 03/22/2025 •	16,389	16,216
5.076% due 01/27/2030 •	23,000	21,452

NatWest Markets PLC
6.105% (SOFRRATE + 0.760%) due 09/29/2026 ~	2,100	2,066

Neuberger Berman Group LLC
4.500% due 03/15/2027	884	829

Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	158

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 09/13/2053 •	$2,000	$1,980

Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024	16,000	15,615
2.750% due 03/09/2028	200	168

Nomura Holdings, Inc.
1.653% due 07/14/2026	10,300	9,106
1.851% due 07/16/2025	4,900	4,535
2.679% due 07/16/2030	5,000	3,973
3.103% due 01/16/2030	3,200	2,654
6.181% due 01/18/2033 (j)	7,000	6,924

Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059	3,000	1,920

Omega Healthcare Investors, Inc.
4.500% due 04/01/2027	2,650	2,471

Pacific Life Global Funding
1.600% due 09/21/2028	4,900	4,006
5.964% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,673

Pacific Life Insurance Co.
9.250% due 06/15/2039	600	732

Pacific LifeCorp
3.350% due 09/15/2050	1,000	643

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024	191	190

Physicians Realty LP
3.950% due 01/15/2028	1,800	1,628

Pricoa Global Funding
0.800% due 09/01/2025	1,530	1,395

Principal Life Global Funding
1.250% due 06/23/2025	1,000	923

Prologis LP
4.375% due 02/01/2029	800	757

Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,375
1.737% due 09/21/2030	4,800	3,639

Rayonier LP
2.750% due 05/17/2031	4,873	3,768

Regency Centers LP
2.950% due 09/15/2029	1,800	1,534

Retail Opportunity Investments Partnership LP
6.750% due 10/15/2028	1,600	1,580

Rexford Industrial Realty LP
2.125% due 12/01/2030	200	152

Sabra Health Care LP
3.200% due 12/01/2031	2,950	2,210
3.900% due 10/15/2029	2,300	1,912

Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	7,452
3.450% due 06/02/2025	6,500	6,184
5.807% due 09/09/2026 •	500	492

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	3,000	2,319
3.823% due 11/03/2028 •	500	447
4.796% due 11/15/2024 •	1,100	1,098

Santander U.K. PLC
2.875% due 06/18/2024	5,500	5,378

SBA Tower Trust
1.631% due 05/15/2051	15,600	13,509

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	4,955	4,886

Societe Generale SA
1.792% due 06/09/2027 •	9,800	8,645
6.221% due 06/15/2033 •	4,500	4,081
6.368% (SOFRRATE + 1.050%) due 01/21/2026 ~	1,200	1,193
6.691% due 01/10/2034 •	3,500	3,402

Spirit Realty LP
2.100% due 03/15/2028	5,100	4,298
3.200% due 02/15/2031	1,300	1,051
4.000% due 07/15/2029	1,700	1,505

Standard Chartered PLC
0.991% due 01/12/2025 •	6,500	6,394
2.678% due 06/29/2032 •	200	153
6.170% due 01/09/2027 •	15,600	15,526

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	77

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.296% due 07/06/2034 •	$15,000	$14,488
6.301% due 01/09/2029 •	10,000	9,973

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027	2,500	2,176

Stifel Financial Corp.
4.000% due 05/15/2030	100	85

STORE Capital Corp.
2.750% due 11/18/2030	1,000	718

Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	14,300	13,233
1.902% due 09/17/2028	9,700	8,013
5.716% due 09/14/2028	11,000	10,861
5.808% due 09/14/2033	5,000	4,861
6.711% (SOFRRATE + 1.430%) due 01/13/2026 ~	4,800	4,846

Sun Communities Operating LP
2.700% due 07/15/2031	100	77
4.200% due 04/15/2032	1,900	1,622

SVB Financial Group
4.345% due 04/29/2028 ^(b)	2,300	1,479

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,292
4.375% due 09/15/2054 •	2,800	2,729

Texas Capital Bancshares, Inc.
4.000% due 05/06/2031 •	1,040	864

Trust Fibra Uno
4.869% due 01/15/2030	4,500	3,815

Trustage Financial Group, Inc.
4.625% due 04/15/2032	9,600	7,937

UBS Group AG
2.095% due 02/11/2032 •	200	148
2.593% due 09/11/2025 •	13,300	12,806
2.746% due 02/11/2033 •	900	681
3.091% due 05/14/2032 •	11,600	9,169
3.750% due 03/26/2025	13,650	13,134
3.869% due 01/12/2029 •	2,200	1,994
4.375% due 02/10/2031 •(f)(g)	1,700	1,222
4.550% due 04/17/2026	600	576
4.875% due 02/12/2027 •(f)(g)	1,400	1,176
5.959% due 01/12/2034 •	15,800	15,168
6.301% due 09/22/2034 •	7,600	7,428
6.442% due 08/11/2028 •	2,900	2,899
6.537% due 08/12/2033 •	550	544

UDR, Inc.
3.000% due 08/15/2031	790	642
3.100% due 11/01/2034	2,200	1,663

UniCredit SpA
5.459% due 06/30/2035 •	8,800	7,383
7.296% due 04/02/2034 •	6,509	6,137
7.830% due 12/04/2023	14,800	14,819

Unum Group
3.875% due 11/05/2025	4,760	4,553

Vonovia Finance BV
5.000% due 10/02/2023	6,055	6,054

WEA Finance LLC
3.750% due 09/17/2024	6,950	6,687

Wells Fargo & Co.
2.406% due 10/30/2025 •	9,400	9,011
3.196% due 06/17/2027 •	1,800	1,672
3.526% due 03/24/2028 •	4,300	3,951
3.584% due 05/22/2028 •	1,600	1,466
5.389% due 04/24/2034 •	4,000	3,741
5.557% due 07/25/2034 •	5,000	4,737
5.574% due 07/25/2029 •	5,000	4,880

Wells Fargo Bank NA
5.450% due 08/07/2026	1,000	994
6.600% due 01/15/2038	720	731

Weyerhaeuser Co.
4.000% due 04/15/2030	12,500	11,089
4.750% due 05/15/2026	4,100	4,003

WP Carey, Inc.
4.000% due 02/01/2025	2,600	2,530
4.250% due 10/01/2026	2,900	2,771

		1,197,789

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 26.0%

AbbVie, Inc.
2.950% due 11/21/2026	$1,100	$1,021
3.200% due 11/21/2029	3,480	3,073
4.050% due 11/21/2039	4,400	3,602
4.550% due 03/15/2035	1,100	1,001

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026	1,600	1,400

Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,571	3,132

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	5,392	5,179

Alcon Finance Corp.
2.600% due 05/27/2030	7,700	6,350

Allegion PLC
3.500% due 10/01/2029	3,000	2,632

American Airlines Pass-Through Trust
2.875% due 01/11/2036	95	78
3.000% due 04/15/2030	4,530	4,061
3.150% due 08/15/2033	4,562	3,918
3.200% due 12/15/2029	1,861	1,677
3.350% due 04/15/2031	6,710	5,989
3.375% due 11/01/2028	721	644
3.575% due 07/15/2029	2,934	2,696
3.600% due 03/22/2029	3,667	3,384
3.700% due 04/01/2028	414	378

Amgen, Inc.
4.050% due 08/18/2029	400	371
5.250% due 03/02/2025	7,600	7,545
5.250% due 03/02/2030	6,400	6,255
5.600% due 03/02/2043	2,100	1,954
5.650% due 03/02/2053	6,500	6,088

Ashtead Capital, Inc.
4.000% due 05/01/2028	4,000	3,641

AT&T, Inc.
5.400% due 02/15/2034	900	843

Bacardi Ltd.
4.450% due 05/15/2025	9,100	8,835
5.150% due 05/15/2038	200	176

BAE Systems PLC
3.400% due 04/15/2030	800	697

BAT International Finance PLC
1.668% due 03/25/2026	900	811

Baxter International, Inc.
1.322% due 11/29/2024	2,500	2,367
2.272% due 12/01/2028	700	591

Bayer U.S. Finance LLC
3.875% due 12/15/2023	1,900	1,892
4.250% due 12/15/2025	8,500	8,186
4.375% due 12/15/2028	2,300	2,139

Becton Dickinson & Co.
4.298% due 08/22/2032	1,200	1,086

Berry Global, Inc.
4.875% due 07/15/2026	14,400	13,799

Boardwalk Pipelines LP
3.600% due 09/01/2032	700	571

Boeing Co.
2.196% due 02/04/2026	23,400	21,491
2.800% due 03/01/2024	1,080	1,065
2.950% due 02/01/2030	300	253
5.705% due 05/01/2040	4,500	4,155
5.930% due 05/01/2060	10,000	8,991

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,889	5,282
5.950% due 08/04/2033	1,000	977

British Airways Pass-Through Trust
2.900% due 09/15/2036	94	78
3.300% due 06/15/2034	85	73
3.350% due 12/15/2030	3,605	3,209
3.800% due 03/20/2033	1,387	1,277
4.125% due 03/20/2033	1,730	1,532
4.250% due 05/15/2034	255	229

Broadcom, Inc.
2.450% due 02/15/2031	37,220	29,108
2.600% due 02/15/2033	9,200	6,864

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.419% due 04/15/2033	$7,343	$5,876
3.469% due 04/15/2034	20,567	16,162
4.150% due 11/15/2030	7,422	6,577
4.300% due 11/15/2032	8,002	6,984
4.926% due 05/15/2037	13,049	11,254

Cameron LNG LLC
3.402% due 01/15/2038	100	79

CDW LLC
2.670% due 12/01/2026	2,500	2,257

Centene Corp.
2.625% due 08/01/2031	1,600	1,227
3.000% due 10/15/2030	2,100	1,696

CGI, Inc.
1.450% due 09/14/2026	9,500	8,384
2.300% due 09/14/2031	100	75

Charter Communications Operating LLC
2.800% due 04/01/2031	2,850	2,224
3.500% due 06/01/2041	8,500	5,381
3.850% due 04/01/2061	500	280
3.900% due 06/01/2052	8,600	5,148
5.125% due 07/01/2049	2,000	1,460

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	700	621
5.875% due 03/31/2025	1,400	1,390

ConocoPhillips Co.
5.550% due 03/15/2054	5,200	4,946

Constellation Brands, Inc.
2.250% due 08/01/2031	100	78
4.750% due 11/15/2024	900	889

Continental Resources, Inc.
4.375% due 01/15/2028	1,000	928
5.750% due 01/15/2031	1,000	940

CoStar Group, Inc.
2.800% due 07/15/2030	3,000	2,420

Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,338
3.150% due 08/15/2024	552	539
3.500% due 08/15/2027	300	274
5.450% due 09/15/2028	5,200	5,116

Crown Castle Towers LLC
4.241% due 07/15/2048	900	827

CVS Health Corp.
5.250% due 01/30/2031	1,900	1,827

CVS Pass-Through Trust
7.507% due 01/10/2032	1,227	1,258

DAE Funding LLC
2.625% due 03/20/2025	4,200	3,953
3.375% due 03/20/2028	400	354

Daimler Truck Finance North America LLC
1.625% due 12/13/2024	2,000	1,901
5.944% (SOFRRATE + 0.600%) due 12/14/2023 ~	7,000	7,003

DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,100
5.375% due 07/15/2025	15,150	14,961
5.600% due 04/01/2044	1,070	948

Dell International LLC
3.450% due 12/15/2051	124	77
6.100% due 07/15/2027	855	866

Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	10,914
3.750% due 10/28/2029	6,500	5,594
7.375% due 01/15/2026	1,104	1,119

Devon Energy Corp.
5.250% due 09/15/2024	6,300	6,254

Ecopetrol SA
4.625% due 11/02/2031	100	76

Energy Transfer LP
3.900% due 07/15/2026	900	852
4.900% due 03/15/2035	50	44
5.750% due 02/15/2033	1,800	1,732
5.950% due 12/01/2025	1,100	1,097
7.600% due 02/01/2024	7,900	7,914

EnLink Midstream LLC
6.500% due 09/01/2030	1,100	1,068

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EQM Midstream Partners LP
4.000% due 08/01/2024	$898	$876

Equifax, Inc.
5.100% due 06/01/2028	3,000	2,901

Expedia Group, Inc.
2.950% due 03/15/2031	2,116	1,707
3.250% due 02/15/2030	3,000	2,539
6.250% due 05/01/2025	12,213	12,239

Experian Finance PLC
2.750% due 03/08/2030	500	414

FactSet Research Systems, Inc.
2.900% due 03/01/2027	2,500	2,282
3.450% due 03/01/2032	500	415

Ferguson Finance PLC
3.250% due 06/02/2030	1,100	933

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	9,700	7,552

Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	8,500	7,417
2.375% due 02/16/2031	200	145

Georgia-Pacific LLC
3.600% due 03/01/2025	600	582

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038	1,900	1,857

Haleon U.S. Capital LLC
3.375% due 03/24/2027	3,250	3,017

HCA, Inc.
3.500% due 09/01/2030	5,000	4,232
5.500% due 06/01/2033	6,800	6,436
5.500% due 06/15/2047	100	85

HF Sinclair Corp.
5.875% due 04/01/2026	4,500	4,488

Humana, Inc.
5.500% due 03/15/2053	6,710	6,105
5.875% due 03/01/2033	7,032	6,996

Hyatt Hotels Corp.
1.800% due 10/01/2024	9,900	9,501
5.750% due 04/23/2030	7,100	6,888

Hyundai Capital America
0.875% due 06/14/2024	500	482
1.500% due 06/15/2026	2,000	1,777
6.000% due 07/11/2025	5,100	5,085
6.491% due 08/04/2025 •	4,000	4,002

Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	9,094
3.500% due 07/26/2026	1,700	1,592
4.250% due 07/21/2025	4,174	4,022

Infor, Inc.
1.750% due 07/15/2025	3,800	3,497

Jabil, Inc.
5.450% due 02/01/2029	700	682

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,188	1,839

Kaiser Foundation Hospitals
2.810% due 06/01/2041	100	67

Kenvue, Inc.
5.500% due 03/22/2025	2,400	2,395

Kinder Morgan, Inc.
8.050% due 10/15/2030	7,150	7,793

Las Vegas Sands Corp.
2.900% due 06/25/2025	2,200	2,052
3.200% due 08/08/2024	19,150	18,539

Lockheed Martin Corp.
5.200% due 02/15/2055	3,490	3,247
5.700% due 11/15/2054	4,200	4,194

Marriott International, Inc.
4.150% due 12/01/2023	12,000	11,963
4.625% due 06/15/2030	3,900	3,594
5.550% due 10/15/2028	3,800	3,759

Mattel, Inc.
3.375% due 04/01/2026	1,000	926

MDC Holdings, Inc.
3.966% due 08/06/2061	200	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Meta Platforms, Inc.
5.600% due 05/15/2053	$1,900	$1,800

Microchip Technology, Inc.
0.983% due 09/01/2024	300	286

Mileage Plus Holdings LLC
6.500% due 06/20/2027	4,950	4,909

MMK International Capital DAC
4.375% due 06/13/2024 ^«(b)	1,400	84

Moody’s Corp.
3.250% due 05/20/2050	600	385

National Fuel Gas Co.
2.950% due 03/01/2031	1,600	1,260

Netflix, Inc.
4.375% due 11/15/2026	3,700	3,571
4.875% due 04/15/2028	2,800	2,716
4.875% due 06/15/2030	3,000	2,844
5.375% due 11/15/2029	3,525	3,444
5.875% due 11/15/2028	700	706

Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041	100	91

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	8,400	7,671
4.810% due 09/17/2030	15,438	13,323

Norfolk Southern Corp.
4.100% due 05/15/2121	100	65
5.350% due 08/01/2054	200	183

Northern Natural Gas Co.
4.100% due 09/15/2042	580	420
4.300% due 01/15/2049	200	148

Northern Star Resources Ltd.
6.125% due 04/11/2033	1,000	935

Northwest Pipeline LLC
4.000% due 04/01/2027	5,770	5,452

NVR, Inc.
3.000% due 05/15/2030	2,760	2,302

NXP BV
5.000% due 01/15/2033	700	644

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (d)(f)	408	10

ONEOK Partners LP
4.900% due 03/15/2025	800	786

Oracle Corp.
1.650% due 03/25/2026 (h)	6,800	6,161

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	900	809

Packaging Corp. of America
3.650% due 09/15/2024	400	391

Penske Truck Leasing Co. LP
3.950% due 03/10/2025	4,550	4,394

Petroleos Mexicanos
10.000% due 02/07/2033	4,100	3,654

Prosus NV
3.680% due 01/21/2030	1,700	1,371

PulteGroup, Inc.
6.375% due 05/15/2033	100	101

Quanta Services, Inc.
2.900% due 10/01/2030	200	163

RELX Capital, Inc.
3.000% due 05/22/2030	100	86
4.750% due 05/20/2032	800	748

Renesas Electronics Corp.
1.543% due 11/26/2024	5,600	5,275

Royalty Pharma PLC
3.550% due 09/02/2050	148	91

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	653
4.500% due 05/15/2030	15,700	14,404
5.625% due 03/01/2025	3,667	3,645
5.750% due 05/15/2024	926	924
5.875% due 06/30/2026	9,300	9,287

Sands China Ltd.
3.100% due 03/08/2029	4,500	3,727
5.375% due 08/08/2025	1,000	969

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santos Finance Ltd.
3.649% due 04/29/2031	$5,700	$4,560

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,400	2,137

Southern Co.
3.700% due 04/30/2030	2,500	2,216
4.250% due 07/01/2036	100	84

Spectra Energy Partners LP
3.375% due 10/15/2026	3,598	3,349

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	187

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,718	2,311
4.100% due 10/01/2029	117	107

Sprint Spectrum Co. LLC
4.738% due 03/20/2025	413	408

Suntory Holdings Ltd.
2.250% due 10/16/2024	3,500	3,367

Sutter Health
5.547% due 08/15/2053	2,400	2,305

Syngenta Finance NV
4.892% due 04/24/2025	4,469	4,361

T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	7,625
2.400% due 03/15/2029	4,300	3,622
2.700% due 03/15/2032	7,900	6,183
3.875% due 04/15/2030	14,800	13,118
4.500% due 04/15/2050	700	537
4.800% due 07/15/2028	6,600	6,346
4.950% due 03/15/2028	7,300	7,088
5.050% due 07/15/2033	5,900	5,476
5.750% due 01/15/2054	2,600	2,398

Targa Resources Corp.
6.125% due 03/15/2033	6,700	6,573

TD SYNNEX Corp.
1.250% due 08/09/2024	16,000	15,291
1.750% due 08/09/2026	7,225	6,354
2.375% due 08/09/2028	100	82

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	5,000	4,180

Textron, Inc.
3.375% due 03/01/2028	1,500	1,358

Time Warner Cable LLC
6.550% due 05/01/2037	1,900	1,725
6.750% due 06/15/2039	1,200	1,099

Trimble, Inc.
6.100% due 03/15/2033	300	294

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	708	709

United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,404	2,816
2.875% due 04/07/2030	638	564
2.900% due 11/01/2029	2,914	2,520
3.500% due 09/01/2031	590	524
4.000% due 10/11/2027	674	641
4.150% due 10/11/2025	3,319	3,274
4.150% due 02/25/2033	1,381	1,255
4.300% due 02/15/2027	664	636
5.800% due 07/15/2037	7,000	6,831
5.875% due 04/15/2029	9,423	9,354

United Parcel Service, Inc.
4.875% due 03/03/2033	700	675

Verizon Communications, Inc.
5.050% due 05/09/2033	2,200	2,057

VMware, Inc.
1.400% due 08/15/2026	3,700	3,265
4.700% due 05/15/2030	5,780	5,326

Warnermedia Holdings, Inc.
4.279% due 03/15/2032	7,450	6,328

Weir Group PLC
2.200% due 05/13/2026	20,300	18,252

Western Midstream Operating LP
6.350% due 01/15/2029	700	702

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	79

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	$3,677	$3,495
4.700% due 09/15/2028	8,003	7,530

Woodside Finance Ltd.
3.650% due 03/05/2025	1,300	1,254
3.700% due 09/15/2026	2,500	2,344

Yale University
1.482% due 04/15/2030	2,000	1,598

Yara International ASA
3.148% due 06/04/2030	810	665
3.800% due 06/06/2026	3,600	3,401
4.750% due 06/01/2028	2,700	2,542

		866,433

UTILITIES 10.4%

AEP Texas, Inc.
5.400% due 06/01/2033	1,800	1,718

AES Corp.
3.300% due 07/15/2025	2,000	1,897
3.950% due 07/15/2030	2,000	1,726
5.450% due 06/01/2028	14,431	13,942

American Electric Power Co., Inc.
5.625% due 03/01/2033	4,250	4,117

American Transmission Systems, Inc.
2.650% due 01/15/2032	2,200	1,741

AT&T, Inc.
3.800% due 12/01/2057	407	258

Avangrid, Inc.
3.800% due 06/01/2029	800	712

Baltimore Gas & Electric Co.
2.400% due 08/15/2026	5,900	5,434

Black Hills Corp.
1.037% due 08/23/2024	600	574
2.500% due 06/15/2030	2,200	1,762
6.150% due 05/15/2034	2,700	2,631

Boston Gas Co.
4.487% due 02/15/2042	1,400	1,072

CenterPoint Energy Houston Electric LLC
4.950% due 04/01/2033	300	285

Cleveland Electric Illuminating Co.
4.550% due 11/15/2030	300	273

Duke Energy Corp.
3.250% due 01/15/2082 •	1,002	743
3.950% due 10/15/2023	500	500

Duke Energy Ohio, Inc.
6.900% due 06/01/2025	5,221	5,262

Edison International
6.950% due 11/15/2029	2,500	2,581

EDP Finance BV
6.300% due 10/11/2027	3,700	3,756

Electricite de France SA
4.875% due 09/21/2038	2,500	2,036
6.950% due 01/26/2039	1,400	1,453
9.125% due 03/15/2033 •(f)	2,400	2,506

Enel Finance America LLC
7.100% due 10/14/2027	1,200	1,242

Enel Finance International NV
1.375% due 07/12/2026	7,200	6,362
2.650% due 09/10/2024	1,960	1,897
4.750% due 05/25/2047	200	153

Entergy Corp.
1.900% due 06/15/2028	9,900	8,370
2.400% due 06/15/2031	3,500	2,730
3.750% due 06/15/2050	2,900	1,925

Entergy Mississippi LLC
5.000% due 09/01/2033	900	847

Exelon Corp.
3.400% due 04/15/2026	700	663

Fells Point Funding Trust
3.046% due 01/31/2027	3,400	3,085

FirstEnergy Transmission LLC
2.866% due 09/15/2028	8,300	7,207

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Florida Power & Light Co.
4.800% due 05/15/2033	$3,000	$2,839

FORESEA Holding SA
7.500% due 06/15/2030	266	250

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	6,500	3,738

IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	494
4.250% due 05/01/2030	3,787	3,324

Jersey Central Power & Light Co.
4.300% due 01/15/2026	8,684	8,374

Mid-Atlantic Interstate Transmission LLC
4.100% due 05/15/2028	400	373

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	3,616	3,559
4.625% due 04/01/2029	1,200	1,098

Mississippi Power Co.
3.950% due 03/30/2028	100	93

Monongahela Power Co.
3.550% due 05/15/2027	3,195	2,959

National Fuel Gas Co.
5.500% due 10/01/2026	1,600	1,579

National Rural Utilities Cooperative Finance Corp.
1.000% due 06/15/2026	3,953	3,516
5.450% due 10/30/2025	5,313	5,308

New York State Electric & Gas Corp.
3.300% due 09/15/2049	200	123

NGPL PipeCo LLC
4.875% due 08/15/2027	1,295	1,223

Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	9,740
4.278% due 12/15/2028	5,000	4,642

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,151

Oklahoma Gas & Electric Co.
5.400% due 01/15/2033	900	872

ONEOK, Inc.
2.750% due 09/01/2024	4,000	3,883
4.550% due 07/15/2028	900	848
6.000% due 06/15/2035	100	96
6.050% due 09/01/2033	11,500	11,305
6.100% due 11/15/2032	4,500	4,446

Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,166
2.950% due 03/01/2026	3,800	3,503
3.000% due 06/15/2028	9,500	8,158
3.150% due 01/01/2026	3,400	3,164
3.250% due 06/01/2031	3,500	2,785
3.300% due 12/01/2027	1,500	1,326
3.400% due 08/15/2024	3,800	3,710
3.450% due 07/01/2025	9,765	9,269
3.500% due 06/15/2025	20,300	19,301
3.750% due 02/15/2024	12,900	12,780
3.750% due 07/01/2028	3,015	2,678
3.850% due 11/15/2023	7,347	7,327
4.200% due 03/01/2029	10,000	8,850
4.500% due 12/15/2041	4,969	3,408
4.550% due 07/01/2030	503	444
4.650% due 08/01/2028	400	367
4.950% due 06/08/2025	3,400	3,321
5.450% due 06/15/2027	2,500	2,408
6.150% due 01/15/2033	4,600	4,368
6.400% due 06/15/2033	18,500	17,850
6.700% due 04/01/2053	1,000	941
6.750% due 01/15/2053	7,500	7,040

PacifiCorp
4.150% due 02/15/2050	1,700	1,197

Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,231

Rio Oil Finance Trust
9.250% due 07/06/2024	287	289
9.750% due 01/06/2027	668	691

San Diego Gas & Electric Co.
3.000% due 03/15/2032	3,000	2,479
6.000% due 06/01/2026	597	604

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sempra
4.125% due 04/01/2052 •	$1,200	$973
5.500% due 08/01/2033	4,500	4,310
6.000% due 10/15/2039	800	761

Southern California Edison Co.
2.850% due 08/01/2029	2,000	1,728
3.900% due 12/01/2041	400	290
4.875% due 03/01/2049	4,277	3,504
5.650% due 10/01/2028	1,700	1,698
5.850% due 11/01/2027	4,900	4,930
5.950% due 11/01/2032	3,200	3,195
6.175% (SOFRINDX + 0.830%) due 04/01/2024 ~	2,700	2,700
6.650% due 04/01/2029	4,500	4,621

Southern California Gas Co.
3.950% due 02/15/2050	2,100	1,494
5.200% due 06/01/2033	6,200	5,872

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	300	228

System Energy Resources, Inc.
2.140% due 12/09/2025	3,300	2,999

Toledo Edison Co.
2.650% due 05/01/2028	2,833	2,423

Trans-Allegheny Interstate Line Co.
3.850% due 06/01/2025	400	386

Verizon Communications, Inc.
2.850% due 09/03/2041	150	97
2.987% due 10/30/2056	669	372

Vistra Operations Co. LLC
6.950% due 10/15/2033	700	687

Xcel Energy, Inc.
3.400% due 06/01/2030	1,100	951

		345,167

Total Corporate Bonds & Notes (Cost $2,650,530)		2,409,389

CONVERTIBLE BONDS & NOTES 0.0%

INDUSTRIALS 0.0%

Southwest Airlines Co.
1.250% due 05/01/2025	1,000	996

Total Convertible Bonds & Notes (Cost $1,247)		996

MUNICIPAL BONDS & NOTES 0.6%

CALIFORNIA 0.1%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	113

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	116

Los Angeles Department of Water & Power System, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	600	613

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	315

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	349

		1,506

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,249	8,794

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	$625	$645

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	302

NEW YORK 0.0%

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	300	301

OHIO 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	6,210	7,787

Total Municipal Bonds & Notes (Cost $22,920)		19,335

U.S. GOVERNMENT AGENCIES 6.8%

Ginnie Mae
8.500% due 08/15/2030	5	5

Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	2,970	2,602
4.000% due 08/01/2049	938	847

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	26,000	21,534
3.500% due 11/01/2053	25,100	21,608
4.000% due 10/01/2053 - 11/01/2053	139,450	124,272
4.500% due 10/01/2053 - 11/01/2053	28,300	25,988
5.000% due 10/01/2053 - 11/01/2053	29,700	28,023

Total U.S. Government Agencies (Cost $230,179)		224,879

U.S. TREASURY OBLIGATIONS 2.3%

U.S. Treasury Bonds
3.625% due 05/15/2053	5,200	4,307

U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2024	9,269	9,055
0.125% due 10/15/2024 (l)	4,766	4,620
0.125% due 04/15/2025 (n)	5,207	4,968
0.250% due 01/15/2025 (l)	4,904	4,718
0.750% due 02/15/2045	15,059	10,960
1.500% due 02/15/2053 (n)	8,536	7,070

U.S. Treasury Notes
3.375% due 05/15/2033	20,800	18,866
3.500% due 02/15/2033	12,000	11,012

Total U.S. Treasury Obligations (Cost $80,710)		75,576

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%

245 Park Avenue Trust
3.508% due 06/05/2037	3,100	2,741

DC Office Trust
2.965% due 09/15/2045	10,500	8,319

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	259	241

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	5,112	4,745
6.864% due 10/25/2063 þ	2,200	2,200

Structured Asset Mortgage Investments Trust
6.142% due 03/19/2034 «•	222	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VNDO Mortgage Trust
3.805% due 01/10/2035	$200	$183

Total Non-Agency Mortgage-Backed Securities (Cost $21,639)		18,628

ASSET-BACKED SECURITIES 0.5%

Betony CLO Ltd.
6.711% due 04/30/2031 •	983	982

BPCRE Ltd.
7.731% due 01/16/2037 •	3,000	2,980

CIFC Funding Ltd.
6.717% due 01/22/2031 •	987	986

FHF Trust
6.570% due 06/15/2028	3,169	3,137

MF1 Ltd.
6.677% due 02/19/2037 •	3,000	2,947

Northwoods Capital Ltd.
7.271% due 06/15/2031 •	993	996

Octagon Investment Partners Ltd.
6.552% due 07/19/2030 •	919	917

RBSSP Resecuritization Trust
5.589% due 11/26/2036 •	200	196

Start Ltd.
4.089% due 03/15/2044	451	400

Vertical Bridge Holdings LLC
2.636% due 09/15/2050	4,200	3,854

Total Asset-Backed Securities (Cost $17,702)		17,395

SOVEREIGN ISSUES 0.5%

Emirate of Abu Dhabi Government International Bond
3.125% due 04/16/2030	2,500	2,245

Russia Government International Bond
5.250% due 06/23/2047 ^(b)	2,000	730
5.625% due 04/04/2042 ^(b)	200	137
5.875% due 09/16/2043 ^(b)	200	127

Saudi Government International Bond
2.250% due 02/02/2033	9,300	7,141
4.875% due 07/18/2033	1,600	1,524

South Africa Government International Bond
4.850% due 09/30/2029	6,000	5,156

Total Sovereign Issues (Cost $20,656)		17,060

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(c)	25,822	678

Total Common Stocks (Cost $516)		678

CONVERTIBLE PREFERRED SECURITIES 0.5%

BANKING & FINANCE 0.5%

Wells Fargo & Co.
7.500%	13,190	14,707

Total Convertible Preferred Securities (Cost $10,405)		14,707

PREFERRED SECURITIES 3.3%

BANKING & FINANCE 3.3%

AGFC Capital Trust
7.320% (TSFR3M + 2.012%) due 01/15/2067 ~	3,080,000	1,630

American Express Co.
3.550% due 09/15/2026 •(f)	2,000,000	1,590

Bank of America Corp.
5.125% due 06/20/2024 •(f)	3,200,000	3,121
5.875% due 03/15/2028 •(f)	14,085,000	12,788

Capital One Financial Corp.
3.950% due 09/01/2026 •(f)	4,900,000	3,688

	SHARES	MARKET VALUE (000S)

Charles Schwab Corp.
4.000% due 12/01/2030 •(f)	10,100,000	$7,134
5.000% due 12/01/2027 •(f)	700,000	537

Citigroup, Inc.
3.875% due 02/18/2026 •(f)	12,500,000	10,729

CoBank ACB
4.250% due 01/01/2027 •(f)	4,200,000	3,344
6.200% (US0003M + 3.744%) due 01/01/2025 ~(f)	30,000	2,951

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(f)	2,000,000	1,488

Goldman Sachs Group, Inc.
7.500% due 02/10/2029 •(f)	2,500,000	2,478

HSBC Capital Funding Dollar LP
10.176% due 06/30/2030 •(f)	4,850,000	5,935

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(f)	2,700,000	2,363
4.000% due 04/01/2025 •(f)	11,800,000	10,785
4.200% due 09/01/2026 (f)	250,000	4,525
4.600% due 02/01/2025 •(f)	1,792,000	1,680
4.625% due 06/01/2026 (f)	110,000	2,153
5.000% due 08/01/2024 •(f)	6,200,000	6,020

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(f)	2,900,000	2,150
6.000% due 05/15/2027 •(f)	2,500,000	2,202
6.250% due 03/15/2030 •(f)	1,000,000	863

State Street Corp.
5.625% due 12/15/2023 •(f)	1,000,000	975

SVB Financial Group
4.100% due 02/15/2031 ^(b)(f)	5,700,000	206

Truist Financial Corp.
5.100% due 03/01/2030 •(f)	3,600,000	3,089

USB Capital
6.590% due 10/30/2023 •(f)	14,250,000	10,532

Wells Fargo & Co.
7.625% due 09/15/2028 •(f)	3,000,000	3,039

Total Preferred Securities (Cost $132,477)		107,995

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.2%

COMMERCIAL PAPER 2.0%

American Electric Power Co., Inc.
5.510% due 10/04/2023	$850	849
5.520% due 10/18/2023	1,900	1,895

AT&T, Inc.
5.700% due 03/19/2024	10,000	9,725

Crown Castle, Inc.
6.000% due 11/02/2023	7,150	7,111
6.020% due 10/17/2023	7,850	7,827
6.050% due 10/05/2023	5,000	4,995

Enel Finance America LLC
5.550% due 10/27/2023	975	971

Energy Transfer LP
5.850% due 10/04/2023	3,950	3,947

Entergy Corp.
5.500% due 10/04/2023	1,200	1,199

Fidelity National Information services, Inc.
5.550% due 10/16/2023	1,000	997
5.550% due 10/17/2023	4,200	4,189
5.550% due 10/19/2023	1,000	997

Marriott International, Inc.
5.540% due 10/13/2023	1,000	998

NextEra Energy Capital Holdings, Inc.
5.520% due 10/18/2023	4,000	3,988
5.520% due 10/19/2023	1,750	1,745

Oracle Corp.
5.530% due 10/30/2023 (a)	1,300	1,294

Penske Truck Leasing Co. LP
5.500% due 10/02/2023	450	450

Southern California Edison
5.500% due 10/05/2023	2,350	2,348

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	81

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.550% due 10/02/2023	$1,150	$1,149
5.550% due 10/04/2023	850	849
5.550% due 10/13/2023 (a)	2,900	2,894

VW Credit, Inc.
5.570% due 10/17/2023	2,050	2,044

Walgreens Boots Alliance, Inc.
6.050% due 10/03/2023	4,000	3,997

		66,458

REPURCHASE AGREEMENTS (i) 8.0%
		266,035

SHORT-TERM NOTES 0.2%

HF Sinclair Corp.
2.625% due 10/01/2023	7,200	7,200

Total Short-Term Instruments (Cost $339,725)		339,693

Total Investments in Securities (Cost $3,536,825)		3,253,673

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 11.3%

SHORT-TERM INSTRUMENTS 11.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%

PIMCO Short-Term Floating NAV Portfolio III	38,701,756	$376,220

Total Short-Term Instruments (Cost $376,218)		376,220

Total Investments in Affiliates (Cost $376,218)		376,220

Total Investments 109.2% (Cost $3,913,043)		$3,629,893

Financial Derivative Instruments (k)(m) (0.0)% (Cost or Premiums, net $6,444)		(479)

Other Assets and Liabilities, net (9.2)%		(304,782)

Net Assets 100.0%		$3,324,632

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.

(h)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.057%	01/25/2033	10/19/2022	$3,909	$3,955	0.12%
Citigroup, Inc.	6.270	11/17/2033	11/09/2022	4,600	4,590	0.14
Oracle Corp.	1.650	03/25/2026	03/22/2021	6,798	6,161	0.18

				$15,307	$14,706	0.44%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.310%	09/29/2023	10/02/2023	$124,500	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031	$(126,785)	$124,500	$124,555
	5.310	10/02/2023	10/03/2023	120,400	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027	(122,928)	120,400	120,400
	5.320	09/29/2023	10/02/2023	16,600	U.S. Treasury Notes 0.500% due 08/31/2027	(16,923)	16,600	16,607
FICC	2.600	09/29/2023	10/02/2023	4,535	U.S. Treasury Notes 5.000% due 08/31/2025	(4,626)	4,535	4,536

Total Repurchase Agreements						$(271,262)	$266,035	$266,098

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	4.500%	09/28/2023	TBD	(3)	$(199)	$(199)

Total Reverse Repurchase Agreements						$(199)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$261,562	$(199)	$0	$261,363	$(266,438)	$(5,075)
FICC	4,536	0	0	4,536	(4,626)	(90)

Total Borrowings and Other Financing Transactions	$266,098	$(199)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(199)	$(199)

Total Borrowings	$0	$0	$0	$(199)	$(199)

Payable for reverse repurchase agreements					$(199)

(j)	Securities with an aggregate market value of $198 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,271) at a weighted average interest rate of 0.917%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	44	$44	$(15)	$(21)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	44	44	(14)	(9)

Total Written Options					$(29)	$(30)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	127	$30,020	$(233)	$2	$0
U.S. Treasury 5-Year Note December Futures	12/2023	426	44,883	(393)	66	0
U.S. Treasury 10-Year Note December Futures	12/2023	68	7,348	(111)	14	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	492	54,889	(1,542)	115	0

Total Futures Contracts				$(2,279)	$197	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	83

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	1.065%	$	5,000	$204	$(182)	$22	$0	$(4)
ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.129		2,500	0	(27)	(27)	0	0
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.854		7,500	161	(243)	(82)	8	0

							$365	$(452)	$(87)	$8	$(4)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.912%	$5,000	$1,022	$(496)	$526	$0	$(3)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.711	2,500	(15)	43	28	0	(2)
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.560	5,800	24	(4)	20	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.657	16,200	206	(134)	72	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.748	1,770	(45)	53	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853	8,500	164	(130)	34	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046	16,800	(91)	65	(26)	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2023	0.372	2,500	(14)	18	4	0	0
Boeing Co.	1.000	Quarterly	12/20/2024	0.399	9,900	(174)	248	74	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597	800	(6)	15	9	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634	17,300	(84)	278	194	0	(2)
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.753	2,800	378	(347)	31	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415	61,400	473	464	937	0	(11)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457	7,800	92	37	129	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200	3,710	701	(281)	420	11	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734	6,450	811	59	870	31	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.751	4,200	867	(331)	536	2	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.445	17,700	302	(179)	123	2	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.498	2,600	59	(25)	34	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.813	2,400	54	(42)	12	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844	5,200	121	(95)	26	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.952	200	(2)	2	0	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019	10,500	(40)	35	(5)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074	2,600	(6)	(2)	(8)	1	0

						$4,797	$(749)	$4,048	$52	$(20)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$200	$1	$2	$3	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	34,700	472	(2)	470	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	241,400	3,087	(115)	2,972	0	(44)

					$3,560	$(115)	$3,445	$0	$(45)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.270%	Semi-Annual	11/04/2023	$297,200	$(273)	$(2,261)	$(2,534)	$0	$(111)
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	07/18/2024	138,000	(1,231)	(93)	(1,324)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	1,500	(5)	(42)	(47)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	2,500	(10)	(104)	(114)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	6,200	(24)	(241)	(265)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	6,400	(23)	(177)	(200)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	9,200	(33)	(212)	(245)	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	7,200	(29)	(35)	(64)	12	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	3,500	(13)	(20)	(33)	6	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	5,300	(21)	(22)	(43)	0	(43)

						$(1,663)	$(3,215)	$(4,878)	$61	$(156)

Total Swap Agreements						$7,059	$(4,531)	$2,528	$121	$(225)

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$197	$121	$318		$(30)	$0	$(225)	$(255)

(l)

Securities with an aggregate market value of $9,338 and cash of $67,651 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	2,500	$(8)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	2,500	(8)	(27)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	1,700	(6)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	1,700	(6)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	1,500	(5)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	1,500	(5)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	1,600	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	1,600	(7)	(9)

CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	3,100	(11)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	3,100	(11)	(30)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	5,100	(18)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	5,100	(18)	(98)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	3,000	(12)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	3,000	(12)	(36)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	3,000	(10)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	3,000	(10)	(32)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,500	(6)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,500	(6)	(8)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	1,900	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	1,900	(7)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,700	(7)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,700	(7)	(9)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	1,000	(6)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	1,000	(6)	(33)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	1,100	(6)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	1,100	(6)	(30)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	85

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470%	10/13/2023	1,000	$(5)	$0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	1,000	(5)	(29)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,100	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,100	(4)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	1,600	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	1,600	(6)	(17)

Total Written Options							$(247)	$(443)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.108%	$2,000	$(42)	$55	$13	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409	2,000	(32)	52	20	0

BRC	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.108	1,900	(41)	54	13	0
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.141	6,500	38	31	69	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.420	1,400	30	(13)	17	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.231	1,800	(18)	35	17	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.114	600	(23)	22	0	(1)

GST	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	400	(3)	6	3	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.114	2,000	(80)	78	0	(2)

HUS	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290	300	(4)	6	2	0

JPM	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.234	600	(12)	13	1	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671	200	(1)	3	2	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.849	11,400	(145)	(133)	0	(278)

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.418	1,400	0	14	14	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392	300	(3)	5	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756	500	1	3	4	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895	1,200	(4)	9	5	0

Total Swap Agreements							$(339)	$240	$182	$(281)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$33	$33	$0	$0	$0	$0	$33	$0	$33
BPS	0	0	0	0	0	(71)	0	(71)	(71)	0	(71)
BRC	0	0	116	116	0	0	(1)	(1)	115	0	115
CBK	0	0	0	0	0	(30)	0	(30)	(30)	0	(30)
GLM	0	0	0	0	0	(181)	0	(181)	(181)	0	(181)
GST	0	0	3	3	0	0	(2)	(2)	1	0	1
HUS	0	0	2	2	0	0	0	0	2	0	2
JPM	0	0	3	3	0	(122)	(278)	(400)	(397)	418	21
MYC	0	0	25	25	0	(39)	0	(39)	(14)	152	138

Total Over the Counter	$0	$0	$182	$182	$0	$(443)	$(281)	$(724)

(n)

Securities with an aggregate market value of $570 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$197	$197
Swap Agreements	0	60	0	0	61	121

	$0	$60	$0	$0	$258	$318

Over the counter
Swap Agreements	$0	$182	$0	$0	$0	$182

	$0	$242	$0	$0	$258	$500

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$30	$30
Swap Agreements	0	69	0	0	156	225

	$0	$69	$0	$0	$186	$255

Over the counter
Written Options	$0	$0	$0	$0	$443	$443
Swap Agreements	0	281	0	0	0	281

	$0	$281	$0	$0	$443	$724

	$0	$350	$0	$0	$629	$979

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$625	$625
Futures	0	0	0	0	(2,258)	(2,258)
Swap Agreements	0	3,342	0	0	(5,913)	(2,571)

	$0	$3,342	$0	$0	$(7,546)	$(4,204)

Over the counter
Written Options	$0	$0	$0	$0	$1,543	$1,543
Swap Agreements	0	240	0	0	0	240

	$0	$240	$0	$0	$1,543	$1,783

	$0	$3,582	$0	$0	$(6,003)	$(2,421)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	87

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)	September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(224)	$(224)
Futures	0	0	0	0	(4,865)	(4,865)
Swap Agreements	0	(487)	0	0	3,059	2,572

	$0	$(487)	$0	$0	$(2,030)	$(2,517)

Over the counter
Written Options	$0	$0	$0	$0	$(336)	$(336)
Swap Agreements	0	205	0	0	0	205

	$0	$205	$0	$0	$(336)	$(131)

	$0	$(282)	$0	$0	$(2,366)	$(2,648)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,570	$5,772	$7,342
Corporate Bonds & Notes
Banking & Finance	0	1,197,789	0	1,197,789
Industrials	0	866,349	84	866,433
Utilities	0	345,167	0	345,167
Convertible Bonds & Notes
Industrials	0	996	0	996
Municipal Bonds & Notes
California	0	1,506	0	1,506
Georgia	0	8,794	0	8,794
Illinois	0	645	0	645
Massachusetts	0	302	0	302
New York	0	301	0	301
Ohio	0	7,787	0	7,787
U.S. Government Agencies	0	224,879	0	224,879
U.S. Treasury Obligations	0	75,576	0	75,576
Non-Agency Mortgage-Backed Securities	2,200	16,229	199	18,628
Asset-Backed Securities	0	17,395	0	17,395
Sovereign Issues	0	17,060	0	17,060
Common Stocks
Industrials	0	0	678	678
Convertible Preferred Securities
Banking & Finance	14,707	0	0	14,707
Preferred Securities
Banking & Finance	6,678	101,317	0	107,995
Short-Term Instruments
Commercial Paper	0	66,458	0	66,458
Repurchase Agreements	0	266,035	0	266,035
Short-Term Notes	0	7,200	0	7,200

	$23,585	$3,223,355	$6,733	$3,253,673

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$376,220	$0	$0	$376,220

Total Investments	$399,805	$3,223,355	$6,733	$3,629,893

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	318	0	318
Over the counter	0	182	0	182

	$0	$500	$0	$500

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(255)	0	(255)
Over the counter	0	(724)	0	(724)

	$0	$(979)	$0	$(979)

Total Financial Derivative Instruments	$0	$(479)	$0	$(479)

Totals	$399,805	$3,222,876	$6,733	$3,629,414

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	September 30, 2023 (Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.9%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%

AerCap Holdings NV
7.390% due 10/14/2027		$10,121	$10,140

Avolon TLB Borrower 1 (U.S.) LLC
7.675% due 12/01/2027		3,723	3,727

Castlelake LP
2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~		38,795	34,140

Charter Communications Operating LLC
7.101% - 7.116% due 02/01/2027		55,784	55,787

Qatar National Bank QPSC
6.413% due 10/10/2023 «		22,400	22,400

Setanta Aircraft Leasing Designated Activity Co.
7.652% (LIBOR03M + 2.000%) due 11/05/2028 ~		25,000	25,020

SkyMiles IP Ltd.
9.076% due 10/20/2027		18,530	19,208

Zephyrus Capital Aviation Partners LLC
4.605% due 10/15/2038		6,277	5,534

Total Loan Participations and Assignments (Cost $180,612)			175,956

CORPORATE BONDS & NOTES 77.5%

BANKING & FINANCE 26.1%

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		103,000	100,603

AerCap Ireland Capital DAC
3.000% due 10/29/2028		22,300	19,131
3.300% due 01/30/2032		16,800	13,361
3.850% due 10/29/2041		6,200	4,404
3.875% due 01/23/2028		150	136
4.625% due 10/15/2027		16,500	15,484

Agree LP
4.800% due 10/01/2032		5,300	4,700

AIA Group Ltd.
3.200% due 09/16/2040		3,900	2,629
3.900% due 04/06/2028		2,200	2,067

Aircastle Ltd.
2.850% due 01/26/2028		12,500	10,618

Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032		13,500	9,825
3.000% due 05/18/2051		9,500	5,375
3.450% due 04/30/2025		700	675
3.550% due 03/15/2052		18,300	11,642
4.000% due 02/01/2050		13,100	9,160
4.850% due 04/15/2049		900	705

Alleghany Corp.
4.900% due 09/15/2044		5,400	4,748

Ally Financial, Inc.
2.200% due 11/02/2028		800	633
6.700% due 02/14/2033		6,200	5,388
6.992% due 06/13/2029 •		11,000	10,770
8.000% due 11/01/2031		18,415	18,609

American Assets Trust LP
3.375% due 02/01/2031		30,500	22,871

American Financial Group, Inc.
4.500% due 06/15/2047		40,300	29,985

American Homes 4 Rent LP
2.375% due 07/15/2031		700	535
3.375% due 07/15/2051		10,700	6,447
3.625% due 04/15/2032		22,300	18,468
4.250% due 02/15/2028		7,483	6,965
4.300% due 04/15/2052		10,700	7,764
4.900% due 02/15/2029		11,300	10,677

American International Group, Inc.
4.375% due 06/30/2050		6,200	4,816

American Tower Corp.
0.950% due 10/05/2030	EUR	4,300	3,550
2.100% due 06/15/2030		$17,100	13,324
2.950% due 01/15/2025		7,500	7,211

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.950% due 01/15/2051		$40,500	$22,880
3.100% due 06/15/2050		14,059	8,216
3.125% due 01/15/2027		16,200	14,827
3.375% due 10/15/2026		4,487	4,180
3.600% due 01/15/2028		2,250	2,044
3.700% due 10/15/2049		7,300	4,783
3.800% due 08/15/2029		61,500	54,750
3.950% due 03/15/2029		25,300	22,907
4.050% due 03/15/2032		1,300	1,122
4.400% due 02/15/2026		3,100	3,004
5.250% due 07/15/2028		4,200	4,060
5.550% due 07/15/2033		15,100	14,405
5.650% due 03/15/2033		11,900	11,452
5.900% due 11/15/2033		22,000	21,494

AmFam Holdings, Inc.
2.805% due 03/11/2031		11,960	8,675
3.833% due 03/11/2051		10,315	5,727

Antares Holdings LP
2.750% due 01/15/2027		7,700	6,527
3.750% due 07/15/2027		18,400	15,864
3.950% due 07/15/2026		4,100	3,693
7.950% due 08/11/2028		5,500	5,473

Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	3,420

Arch Capital Group Ltd.
3.635% due 06/30/2050		23,025	15,525

Ares Capital Corp.
3.200% due 11/15/2031		2,900	2,222

Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	5,191
3.650% due 02/01/2052		5,100	3,043
4.125% due 06/30/2051 •		12,400	9,429

Arthur J Gallagher & Co.
3.500% due 05/20/2051		17,500	11,387

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,600	6,291
3.600% due 09/15/2051		10,300	6,331
6.125% due 09/15/2028		8,400	8,407

Athene Global Funding
2.500% due 01/14/2025		3,300	3,121

Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,679
5.500% due 12/15/2024		7,600	7,475
6.250% due 04/15/2028		6,600	6,460

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		41,354	34,940
2.875% due 02/15/2025		5,700	5,384
5.500% due 01/15/2026		15,000	14,528

AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	3,571

Banco de Credito del Peru SA
4.650% due 09/17/2024	PEN	14,500	3,694

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		$5,100	4,772

Banco Santander SA
2.746% due 05/28/2025		6,600	6,218
3.306% due 06/27/2029		3,600	3,128
3.490% due 05/28/2030		5,400	4,543
4.379% due 04/12/2028		18,400	17,000

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(h)		7,500	7,378

Bank of America Corp.
2.299% due 07/21/2032 •		12,355	9,368
2.687% due 04/22/2032 •		10,000	7,864
2.972% due 07/21/2052 •		1,700	1,027
3.194% due 07/23/2030 •		30,600	26,172
3.311% due 04/22/2042 •		8,700	6,059
3.419% due 12/20/2028 •		85,251	76,505
3.593% due 07/21/2028 •		13,900	12,700
3.974% due 02/07/2030 •		14,862	13,354
4.083% due 03/20/2051 •		2,200	1,628
4.271% due 07/23/2029 •		3,000	2,766
4.571% due 04/27/2033 •		88,000	78,173
5.015% due 07/22/2033 •		5,200	4,787
5.288% due 04/25/2034 •		5,000	4,655
5.872% due 09/15/2034 •		10,000	9,737

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.750% due 05/14/2038	$8,700	$9,748
8.050% due 06/15/2027	3,180	3,358

Bank of America NA
6.000% due 10/15/2036	9,200	9,249

Bank of Nova Scotia
4.900% due 06/04/2025 •(g)(h)	6,600	6,053

Barclays PLC
3.330% due 11/24/2042 •	6,000	3,833
4.375% due 01/12/2026	5,000	4,793
4.972% due 05/16/2029 •	39,897	37,293
5.088% due 06/20/2030 •	2,075	1,855
5.746% due 08/09/2033 •	2,400	2,217
6.224% due 05/09/2034 •	11,145	10,565
6.692% due 09/13/2034 •	25,000	24,421
7.437% due 11/02/2033 •	9,500	9,764

Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	874	545
2.875% due 03/15/2032	7,900	6,630
3.850% due 03/15/2052	13,476	10,061
4.200% due 08/15/2048	14,700	12,016
4.250% due 01/15/2049	4,000	3,283

Berkshire Hathaway, Inc.
4.500% due 02/11/2043	745	660

BGC Partners, Inc.
4.375% due 12/15/2025	6,100	5,664
8.000% due 05/25/2028	5,600	5,517

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032	7,200	5,257
2.800% due 09/30/2050	10,500	5,700
3.200% due 01/30/2052	43,000	25,735
3.500% due 09/10/2049	5,500	3,435
4.000% due 10/02/2047	8,400	5,729

Blackstone Private Credit Fund
4.700% due 03/24/2025	7,100	6,890

Blackstone Secured Lending Fund
2.750% due 09/16/2026	8,300	7,301

Block Financial LLC
2.500% due 07/15/2028	6,700	5,687

Blue Owl Finance LLC
3.125% due 06/10/2031	28,800	21,568
4.125% due 10/07/2051	10,500	6,136
4.375% due 02/15/2032	11,000	8,807

BNP Paribas SA
2.871% due 04/19/2032 •	6,200	4,871
3.052% due 01/13/2031 •	10,700	8,816
3.132% due 01/20/2033 •	39,900	31,387
5.125% due 01/13/2029 •	10,100	9,756
5.198% due 01/10/2030 •	3,400	3,231
6.625% due 03/25/2024 •(g)(h)	11,000	10,888
7.750% due 08/16/2029 •(g)(h)	15,000	14,276
8.500% due 08/14/2028 •(g)(h)	10,000	9,808

Brandywine Operating Partnership LP
3.950% due 11/15/2027	200	166
4.550% due 10/01/2029	5,400	4,204

Brighthouse Financial, Inc.
3.850% due 12/22/2051	13,100	7,734
4.700% due 06/22/2047	5,355	3,729

Brookfield Capital Finance LLC
6.087% due 06/14/2033	10,000	9,729

Brookfield Finance LLC
3.450% due 04/15/2050	19,000	11,577

Brookfield Finance, Inc.
3.500% due 03/30/2051	14,900	9,285
3.625% due 02/15/2052	33,900	21,127
4.700% due 09/20/2047	34,350	26,797

Brown & Brown, Inc.
4.500% due 03/15/2029	10,300	9,541
4.950% due 03/17/2052	14,800	11,815

CaixaBank SA
6.840% due 09/13/2034 •	1,000	981

Cantor Fitzgerald LP
4.500% due 04/14/2027	14,500	13,525

Capital One Financial Corp.
5.268% due 05/10/2033 •	14,800	13,100
6.377% due 06/08/2034 •	10,000	9,445

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	89

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Finance LLC
5.650% due 09/15/2048		$5,700	$4,694

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,600	3,227

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		12,213	10,169

CBRE Services, Inc.
5.950% due 08/15/2034		10,000	9,444

Chubb INA Holdings, Inc.
2.850% due 12/15/2051		8,500	5,273
3.050% due 12/15/2061		17,548	10,528

CI Financial Corp.
3.200% due 12/17/2030		2,500	1,898
4.100% due 06/15/2051		38,200	22,145

Cibanco SA Ibm
4.962% due 07/18/2029		7,200	6,610

Citigroup, Inc.
2.561% due 05/01/2032 •(i)		6,945	5,379
3.057% due 01/25/2033 •(i)		7,500	5,932
3.200% due 10/21/2026		14,852	13,719
3.668% due 07/24/2028 •		17,500	16,062
3.785% due 03/17/2033 •(i)		14,425	12,039
4.075% due 04/23/2029 •		48,000	44,200
8.125% due 07/15/2039		7,566	8,904

CME Group, Inc.
2.650% due 03/15/2032		5,900	4,812
4.150% due 06/15/2048		2,875	2,355

CNA Financial Corp.
5.500% due 06/15/2033		7,400	6,982

Commonwealth Bank of Australia
3.784% due 03/14/2032 (h)		13,700	11,096

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		42,900	35,804
4.625% due 12/29/2025 •(g)(h)	EUR	9,200	8,927

Corebridge Financial, Inc.
3.900% due 04/05/2032		$21,500	18,115
4.350% due 04/05/2042		10,400	7,885
4.400% due 04/05/2052		45,700	33,525
6.875% due 12/15/2052 •		12,500	12,003

Corporate Office Properties LP
2.250% due 03/15/2026		3,600	3,244
2.900% due 12/01/2033		4,000	2,810

Credit Agricole SA
6.316% due 10/03/2029 •(a)		4,100	4,102

Credit Suisse AG
7.500% due 02/15/2028		34,800	36,420

Crown Castle, Inc.
2.100% due 04/01/2031		500	382
2.250% due 01/15/2031		3,753	2,916
3.100% due 11/15/2029		7,500	6,387
3.250% due 01/15/2051		32,600	19,842
3.800% due 02/15/2028		14,700	13,494
4.000% due 11/15/2049		39,410	27,267
4.300% due 02/15/2029		4,400	4,066
4.450% due 02/15/2026		16,495	15,980
4.750% due 05/15/2047		16,840	13,113
5.200% due 02/15/2049		18,710	15,712

CubeSmart LP
2.500% due 02/15/2032		900	685

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		12,500	11,724

Danske Bank AS
5.375% due 01/12/2024		1,500	1,494

Deutsche Bank AG
2.129% due 11/24/2026 •(i)		12,200	11,037
2.625% due 12/16/2024	GBP	12,200	14,171
3.547% due 09/18/2031 •		$27,250	21,986
3.729% due 01/14/2032 •(i)		36,000	26,818
3.742% due 01/07/2033 •		17,700	12,712
3.875% due 02/12/2024	GBP	3,900	4,713
3.961% due 11/26/2025 •		$14,600	14,107

Digital Realty Trust LP
3.700% due 08/15/2027		500	462
4.450% due 07/15/2028		10,900	10,227

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		$36,000	$27,216

EPR Properties
3.600% due 11/15/2031		500	371
3.750% due 08/15/2029		11,360	9,136
4.500% due 04/01/2025		200	193
4.500% due 06/01/2027		9,325	8,354
4.750% due 12/15/2026		100	91
4.950% due 04/15/2028		14,200	12,595

Equinix, Inc.
3.000% due 07/15/2050		17,681	10,443
3.400% due 02/15/2052		11,300	7,165
3.900% due 04/15/2032		54,700	46,786

Equitable Holdings, Inc.
4.350% due 04/20/2028		12,407	11,560
5.000% due 04/20/2048		39,025	31,459

Erste Group Bank AG
4.250% due 10/15/2027 •(g)(h)	EUR	8,000	6,755

Essential Properties LP
2.950% due 07/15/2031		$5,000	3,650

Essex Portfolio LP
2.550% due 06/15/2031		7,500	5,828
2.650% due 09/01/2050		11,800	6,143
3.625% due 05/01/2027		900	831
4.500% due 03/15/2048		3,900	2,904

Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052		5,950	3,536
3.500% due 10/15/2050		1,500	964

Extra Space Storage LP
2.350% due 03/15/2032		10,000	7,567
3.875% due 12/15/2027		1,100	1,009
3.900% due 04/01/2029		2,900	2,607

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	6,477
4.850% due 04/17/2028		14,600	13,854
5.625% due 08/16/2032		17,900	16,742

Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	16,233

First American Financial Corp.
4.000% due 05/15/2030		3,300	2,800

FMR LLC
5.150% due 02/01/2043		1,550	1,303
6.450% due 11/15/2039		500	495

Ford Holdings LLC
9.300% due 03/01/2030		14,575	15,918

Ford Motor Credit Co. LLC
5.584% due 03/18/2024		52,500	52,220

Franklin Resources, Inc.
2.950% due 08/12/2051		2,800	1,601

FS KKR Capital Corp.
3.125% due 10/12/2028		17,400	14,172

Global Atlantic Fin Co.
7.950% due 06/15/2033		25,000	24,050

Globe Life, Inc.
2.150% due 08/15/2030		700	544

GLP Capital LP
3.250% due 01/15/2032		2,300	1,787
4.000% due 01/15/2030		13,040	11,074
4.000% due 01/15/2031		3,100	2,584
5.300% due 01/15/2029		28,800	26,727
5.750% due 06/01/2028		1,166	1,119

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		4,000	3,126
3.102% due 02/24/2033 •		1,700	1,360
3.436% due 02/24/2043 •		12,350	8,527
3.691% due 06/05/2028 •		22,244	20,511
4.017% due 10/31/2038 •		100	79
4.411% due 04/23/2039 •		9,100	7,498
6.250% due 02/01/2041		12,925	13,052
6.750% due 10/01/2037		92,050	93,296

Golub Capital BDC, Inc.
2.050% due 02/15/2027		21,800	18,378

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032		21,100	18,540

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037		$21,200	$16,715

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		21,450	19,260

Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047		3,200	2,417

Guardian Life Insurance Co. of America
4.850% due 01/24/2077		7,903	5,949

Hanover Insurance Group, Inc.
4.500% due 04/15/2026		6,600	6,366

Hartford Financial Services Group, Inc.
7.751% due 02/12/2067 •		3,600	3,065

Healthpeak OP LLC
6.750% due 02/01/2041		3,500	3,476

High Street Funding Trust
4.682% due 02/15/2048		8,800	6,444

Highwoods Realty LP
2.600% due 02/01/2031		2,700	1,942
4.200% due 04/15/2029		2,198	1,864

Hill City Funding Trust
4.046% due 08/15/2041		15,000	9,779

HSBC Bank USA NA
7.000% due 01/15/2039		11,450	11,813

HSBC Holdings PLC
2.357% due 08/18/2031 •		4,600	3,536
2.804% due 05/24/2032 •		78,700	60,998
2.848% due 06/04/2031 •		6,800	5,442
3.803% due 03/11/2025 •		9,957	9,836
3.900% due 05/25/2026		4,500	4,260
3.973% due 05/22/2030 •		4,000	3,520
4.300% due 03/08/2026		21,131	20,292
4.583% due 06/19/2029 •		7,050	6,521
5.402% due 08/11/2033 •		8,100	7,469
5.875% due 09/28/2026 •(g)(h)	GBP	17,200	18,778
6.100% due 01/14/2042		$10,850	10,825
6.500% due 03/23/2028 •(g)(h)		71,800	64,899
6.500% due 09/15/2037		18,115	17,027
6.800% due 06/01/2038		4,300	4,168
7.000% due 04/07/2038	GBP	1,900	2,267
7.625% due 05/17/2032		$11,547	11,792

Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	5,177
3.950% due 11/01/2027		5,600	4,425
4.650% due 04/01/2029		7,637	5,757
5.950% due 02/15/2028		900	752

ING Groep NV
2.727% due 04/01/2032 •		1,500	1,180
5.750% due 11/16/2026 •(g)(h)		5,600	4,964

Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,200
4.600% due 03/15/2033		25,200	23,153

Intesa Sanpaolo SpA
4.000% due 09/23/2029		8,000	6,839
6.625% due 06/20/2033		15,000	14,115

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	2,667
2.700% due 01/15/2034		7,800	5,706
4.150% due 04/15/2032		14,500	12,485
5.450% due 08/15/2030		4,400	4,194
5.500% due 08/15/2033		2,200	2,056

JAB Holdings BV
2.200% due 11/23/2030		4,700	3,588
3.750% due 05/28/2051		5,200	3,196
4.500% due 04/08/2052		60,700	42,706

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		22,200	21,453

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	9,679
2.739% due 10/15/2030 •		6,375	5,334
2.963% due 01/25/2033 •		31,000	24,689
3.328% due 04/22/2052 •		2,390	1,555
3.509% due 01/23/2029 •		16,200	14,703
3.702% due 05/06/2030 •		5,000	4,462
3.897% due 01/23/2049 •		4,720	3,428
4.005% due 04/23/2029 •		15,000	13,832
4.586% due 04/26/2033 •		23,000	20,741

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.350% due 06/01/2034 •		$24,000	$22,773
5.600% due 07/15/2041		13,220	12,593

KBC Group NV
5.796% due 01/19/2029 •		1,100	1,075

Kilroy Realty LP
2.650% due 11/15/2033		15,850	10,711
3.050% due 02/15/2030		1,500	1,180
4.250% due 08/15/2029		12,400	10,635
4.750% due 12/15/2028		2,000	1,818

KKR Financial Holdings LLC
5.400% due 05/23/2033		15,900	14,338

KKR Group Finance Co. LLC
3.500% due 08/25/2050		31,450	19,651
3.625% due 02/25/2050		26,000	16,577
4.850% due 05/17/2032		19,000	17,271

La Mondiale SAM
2.125% due 06/23/2031	EUR	3,500	2,917

Lazard Group LLC
4.500% due 09/19/2028		$400	372

Legg Mason, Inc.
5.625% due 01/15/2044		18,493	17,061

Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	12,771
4.300% due 02/01/2061		14,500	8,597

Lloyds Bank PLC
0.000% due 04/02/2032 þ		29,200	17,559

Lloyds Banking Group PLC
4.375% due 03/22/2028		300	280
4.550% due 08/16/2028		24,200	22,547

LSEGA Financing PLC
3.200% due 04/06/2041		2,700	1,882

M&G PLC
5.560% due 07/20/2055 •	GBP	1,900	1,977

Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$4,900	3,797
4.350% due 01/30/2047		4,800	3,840
4.900% due 03/15/2049		8,800	7,647
5.450% due 03/15/2053		10,800	10,109
5.700% due 09/15/2053		20,000	19,346
6.250% due 11/01/2052		4,900	5,046

Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	6,820
4.900% due 04/01/2077		4,800	3,635
5.077% due 02/15/2069 •		27,500	22,853

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	6,844

MetLife, Inc.
5.000% due 07/15/2052		900	778
9.250% due 04/08/2068		51,066	57,429
10.750% due 08/01/2069		5,132	6,565

Mid-America Apartments LP
3.600% due 06/01/2027		300	281
4.300% due 10/15/2023		11,900	11,893

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	10,839
2.309% due 07/20/2032 •		3,000	2,301
3.751% due 07/18/2039		16,200	12,673
4.153% due 03/07/2039		7,700	6,354
4.286% due 07/26/2038		7,900	6,684
4.315% due 04/19/2033 •		25,000	22,275
5.133% due 07/20/2033 •		17,300	16,211
5.406% due 04/19/2034 •		1,500	1,424
5.441% due 02/22/2034 •		18,000	17,187

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	13,955
2.172% due 05/22/2032 •		7,400	5,546
2.201% due 07/10/2031 •		14,800	11,455
5.669% due 09/13/2033 •		4,300	4,115
5.754% due 05/27/2034 •		1,500	1,445

Morgan Stanley
0.000% due 04/02/2032 þ(i)		62,100	36,765
2.239% due 07/21/2032 •		28,500	21,494
2.943% due 01/21/2033 •		5,200	4,097
3.217% due 04/22/2042 •		15,200	10,482
3.591% due 07/22/2028 ~		400	365
3.875% due 01/27/2026		4,095	3,916

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.889% due 07/20/2033 •		$2,700	$2,455
5.250% due 04/21/2034 •		6,825	6,341
5.297% due 04/20/2037 •		31,500	28,086
5.424% due 07/21/2034 •		11,400	10,758
5.948% due 01/19/2038 •		3,800	3,555
6.375% due 07/24/2042		7,200	7,461

Mutual of Omaha Insurance Co.
4.297% due 07/15/2054 •		19,870	19,394

Nasdaq, Inc.
2.500% due 12/21/2040		6,000	3,695
3.950% due 03/07/2052		1,800	1,258
5.550% due 02/15/2034		2,000	1,910
6.100% due 06/28/2063		4,200	3,910

National Health Investors, Inc.
3.000% due 02/01/2031		10,600	7,760

Nationwide Building Society
3.960% due 07/18/2030 •		26,756	23,566
4.302% due 03/08/2029 •		5,500	5,053

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		10,000	7,054

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	1,612
9.375% due 08/15/2039		32,300	39,101

NatWest Group PLC
4.269% due 03/22/2025 •		27,260	26,972
4.445% due 05/08/2030 •		1,900	1,716
4.600% due 06/28/2031 •(g)(h)(j)		27,100	18,005
4.892% due 05/18/2029 •		32,700	30,602
5.076% due 01/27/2030 •		46,350	43,231
5.125% due 05/12/2027 •(g)(h)	GBP	1,500	1,514
6.016% due 03/02/2034 •		$4,000	3,845

Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	5,816
4.875% due 04/15/2045		13,688	10,200

New York Life Insurance Co.
4.450% due 05/15/2069		16,700	12,302
6.750% due 11/15/2039		4,260	4,474

Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	29,085
5.100% due 10/16/2044 •		12,950	12,727
6.250% due 09/13/2053 •		15,000	14,853

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		39,200	35,057
2.750% due 03/09/2028		11,000	9,216

NNN REIT, Inc.
2.500% due 04/15/2030		500	405
3.500% due 04/15/2051		3,800	2,393

Nomura Holdings, Inc.
2.172% due 07/14/2028		15,900	13,205
2.608% due 07/14/2031		12,400	9,495
2.679% due 07/16/2030		11,200	8,900
2.999% due 01/22/2032		14,100	10,939
3.103% due 01/16/2030		4,700	3,898
5.842% due 01/18/2028		12,400	12,230
6.181% due 01/18/2033 (j)		45,000	44,514

Nordea Bank Abp
3.750% due 03/01/2029 •(g)(h)		5,700	4,159

Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051		31,400	20,110
3.625% due 09/30/2059		62,990	40,307
3.850% due 09/30/2047		10,340	7,351
6.063% due 03/30/2040		1	1

Ohio National Life Insurance Co.
6.875% due 06/15/2042		400	332

Old Republic International Corp.
3.850% due 06/11/2051		37,900	25,093

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		500	391
3.625% due 10/01/2029		4,000	3,338
4.750% due 01/15/2028		7,000	6,485
5.250% due 01/15/2026		15,000	14,627

OneAmerica Financial Partners, Inc.
4.250% due 10/15/2050		5,400	3,440

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027		3,900	3,588

Pacific Life Insurance Co.
9.250% due 06/15/2039		63,816	77,887

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific LifeCorp
3.350% due 09/15/2050	$5,700	$3,663

Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	24,048
7.625% due 06/15/2040	32,535	33,922

Physicians Realty LP
3.950% due 01/15/2028	7,900	7,146
4.300% due 03/15/2027	2,975	2,799

Pine Street Trust
4.572% due 02/15/2029	23,500	21,166
5.568% due 02/15/2049	23,800	19,675

Pinnacol Assurance
8.625% due 06/25/2034 «(i)	24,000	25,742

Piper Sandler Cos.
5.200% due 10/15/2023	23,000	22,986

Popular, Inc.
7.250% due 03/13/2028	14,700	14,673

Progressive Corp.
3.700% due 01/26/2045	1,390	1,006
3.700% due 03/15/2052	4,500	3,212
4.125% due 04/15/2047	1,700	1,337

Prudential Financial, Inc.
3.700% due 03/13/2051	1,500	1,045
3.935% due 12/07/2049	173	125

Public Storage Operating Co.
5.350% due 08/01/2053	4,700	4,300

Rayonier LP
2.750% due 05/17/2031	7,500	5,800

Realty Income Corp.
3.400% due 01/15/2028	1,265	1,153
3.950% due 08/15/2027	11,848	11,120

Regency Centers LP
2.950% due 09/15/2029	1,000	852
4.125% due 03/15/2028	1,100	1,020
4.400% due 02/01/2047	4,200	3,107
4.650% due 03/15/2049	1,500	1,148

Rexford Industrial Realty LP
2.125% due 12/01/2030	11,800	8,964

Sabra Health Care LP
3.200% due 12/01/2031	15,350	11,502
3.900% due 10/15/2029	3,368	2,800

Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	13,843

Santander Holdings USA, Inc.
4.400% due 07/13/2027	5,200	4,829
6.499% due 03/09/2029 •	2,000	1,952

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	13,265
3.823% due 11/03/2028 •	55,945	49,987

SBA Tower Trust
2.328% due 07/15/2052	10,300	8,775

Selective Insurance Group, Inc.
5.375% due 03/01/2049	8,800	7,503

SITE Centers Corp.
4.700% due 06/01/2027	1,800	1,668

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028	4,200	3,537

Societe Generale SA
3.337% due 01/21/2033 •	27,760	21,559
6.221% due 06/15/2033 •	11,700	10,610
6.691% due 01/10/2034 •	17,000	16,525

Spirit Realty LP
2.700% due 02/15/2032	11,400	8,667
3.200% due 02/15/2031	11,100	8,977
3.400% due 01/15/2030	9,025	7,563
4.000% due 07/15/2029	200	177
4.450% due 09/15/2026	2,350	2,232

Standard Chartered PLC
3.265% due 02/18/2036 •	15,500	11,786
3.603% due 01/12/2033 •	3,200	2,461
6.296% due 07/06/2034 •	24,400	23,568
6.301% due 01/09/2029 •	21,500	21,442

Stellantis Finance U.S., Inc.
6.375% due 09/12/2032	700	690

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	91

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Stifel Financial Corp.
4.000% due 05/15/2030		$5,600	$4,738

STORE Capital Corp.
2.750% due 11/18/2030		1,900	1,364

Sumitomo Life Insurance Co.
3.375% due 04/15/2081 •		16,300	13,573

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	29,055
2.750% due 01/15/2030		2,700	2,233
3.040% due 07/16/2029		11,300	9,659
5.710% due 01/13/2030		18,400	18,014
5.808% due 09/14/2033		20,000	19,442

Sun Communities Operating LP
2.700% due 07/15/2031		6,800	5,240
5.700% due 01/15/2033		8,000	7,575

SVB Financial Group
4.570% due 04/29/2033 ^(b)		16,800	10,626

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(g)(h)		6,000	4,613

Synchrony Financial
2.875% due 10/28/2031		17,900	12,698
4.500% due 07/23/2025		600	572

Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	19,013
4.270% due 05/15/2047		11,300	8,633
4.900% due 09/15/2044		18,400	15,519
6.850% due 12/16/2039		5,129	5,406

Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	299	353

Texas Capital Bancshares, Inc.
4.000% due 05/06/2031 •		$7,500	6,229

Toronto-Dominion Bank
8.125% due 10/31/2082 •(h)		25,000	24,934

Transatlantic Holdings, Inc.
8.000% due 11/30/2039		7,933	9,312

Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,110
5.450% due 05/25/2053		9,000	8,600

Truist Financial Corp.
6.123% due 10/28/2033 •		16,000	15,399

Trust Fibra Uno
6.390% due 01/15/2050		23,500	18,006
6.950% due 01/30/2044		25,270	21,035

Trustage Financial Group, Inc.
4.625% due 04/15/2032		54,700	45,223

U.S. Bancorp
4.839% due 02/01/2034 •		700	617

UBS AG
5.125% due 05/15/2024 (h)		17,121	16,902

UBS Group AG
0.625% due 01/18/2033	EUR	800	577
2.593% due 09/11/2025 •		$4,500	4,333
2.746% due 02/11/2033 •		10,900	8,247
3.091% due 05/14/2032 •		57,529	45,474
3.179% due 02/11/2043 •		1,100	712
3.750% due 03/26/2025		26,250	25,258
3.869% due 01/12/2029 •		10,550	9,562
4.125% due 09/24/2025		400	384
4.125% due 04/15/2026		34,600	32,912
4.194% due 04/01/2031 •		2,250	1,966
4.282% due 01/09/2028		17,400	16,007
4.550% due 04/17/2026		13,000	12,489
4.875% due 02/12/2027 •(g)(h)		11,400	9,573
4.875% due 05/15/2045		7,275	5,978
4.988% due 08/05/2033 •		5,000	4,475
5.959% due 01/12/2034 •		39,500	37,919
6.301% due 09/22/2034 •		12,900	12,609
6.442% due 08/11/2028 •		2,900	2,899
6.537% due 08/12/2033 •		19,750	19,531

UDR, Inc.
3.500% due 07/01/2027		3,323	3,066

UniCredit SpA
3.127% due 06/03/2032 •		4,800	3,674
7.830% due 12/04/2023		78,050	78,148

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Unum Group
4.500% due 12/15/2049		$500	$352

Ventas Realty LP
4.125% due 01/15/2026		600	575
4.400% due 01/15/2029		1,900	1,756

VICI Properties LP
5.125% due 05/15/2032		7,700	6,900
5.625% due 05/15/2052		24,400	20,233

Vonovia Finance BV
5.000% due 10/02/2023		2,200	2,200

Voya Financial, Inc.
4.700% due 01/23/2048 •		6,800	5,484

W R Berkley Corp.
4.000% due 05/12/2050		4,900	3,474

Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	14,475
2.406% due 10/30/2025 •		2,500	2,397
2.572% due 02/11/2031 •		21,200	17,148
2.879% due 10/30/2030 •		43,600	36,316
3.000% due 04/22/2026		8,100	7,548
3.196% due 06/17/2027 •		2,100	1,951
3.350% due 03/02/2033 •		4,800	3,882
3.584% due 05/22/2028 •		31,500	28,855
4.611% due 04/25/2053 •		64,700	50,713
5.557% due 07/25/2034 •		68,821	65,203
7.950% due 11/15/2029		1,000	1,063

Wells Fargo Bank NA
5.850% due 02/01/2037		5,901	5,656
5.950% due 08/26/2036		800	777
6.600% due 01/15/2038		22,877	23,211

Welltower OP LLC
4.950% due 09/01/2048		3,500	2,889
6.500% due 03/15/2041		29,850	29,371

Weyerhaeuser Co.
3.375% due 03/09/2033		3,800	3,114
4.000% due 04/15/2030		1,500	1,331
6.875% due 12/15/2033		14,477	15,051
6.950% due 10/01/2027		4,500	4,711
7.375% due 03/15/2032		39,647	43,114

Willis North America, Inc.
3.875% due 09/15/2049		13,550	9,095
5.350% due 05/15/2033		12,000	11,209

WP Carey, Inc.
4.000% due 02/01/2025		800	778

			6,339,401

INDUSTRIALS 35.4%

7-Eleven, Inc.
2.500% due 02/10/2041		4,470	2,737
2.800% due 02/10/2051		23,200	13,116

AbbVie, Inc.
4.250% due 11/21/2049		9,800	7,766
4.300% due 05/14/2036		24,250	21,293
4.400% due 11/06/2042		44,212	36,787
4.450% due 05/14/2046		33,650	27,525
4.500% due 05/14/2035		37,877	34,246
4.700% due 05/14/2045		21,000	17,911
4.850% due 06/15/2044		51,900	45,066

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		7,900	6,848

Activision Blizzard, Inc.
2.500% due 09/15/2050		35,200	20,987

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		4,800	3,530

Advocate Health & Hospitals Corp.
2.211% due 06/15/2030		11,150	9,017

AEP Transmission Co. LLC
3.150% due 09/15/2049		6,000	3,862
3.650% due 04/01/2050		2,700	1,921
4.250% due 09/15/2048		1,474	1,154
5.400% due 03/15/2053		11,300	10,527

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	4,600	3,886

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aetna, Inc.
4.750% due 03/15/2044	$50	$41
6.750% due 12/15/2037	4,085	4,240

Air Canada Pass-Through Trust
4.125% due 11/15/2026	10,166	9,692
5.250% due 10/01/2030	6,580	6,360

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	15,144	14,544

Alcon Finance Corp.
3.000% due 09/23/2029	500	431

Alibaba Group Holding Ltd.
2.700% due 02/09/2041	38,869	23,328
3.150% due 02/09/2051	1,150	653
3.250% due 02/09/2061	24,200	12,952
4.000% due 12/06/2037	2,000	1,540
4.200% due 12/06/2047	17,900	12,529
4.400% due 12/06/2057	7,600	5,260

Altria Group, Inc.
3.875% due 09/16/2046	9,080	5,966
5.950% due 02/14/2049	22,500	20,235
6.200% due 02/14/2059	6,929	6,487

Amazon.com, Inc.
2.500% due 06/03/2050	3,000	1,759
2.700% due 06/03/2060	3,900	2,210
3.100% due 05/12/2051	19,015	12,562
3.250% due 05/12/2061	40,500	25,987
4.100% due 04/13/2062	11,000	8,383
4.250% due 08/22/2057	19,250	15,428

American Airlines Pass-Through Trust
2.875% due 01/11/2036	20,063	16,602
3.000% due 04/15/2030	488	438
3.150% due 08/15/2033	7,004	6,015
3.200% due 12/15/2029	6,046	5,450
3.350% due 04/15/2031	3,647	3,255
3.375% due 11/01/2028	6,245	5,579
3.500% due 08/15/2033	3,160	2,571
3.575% due 07/15/2029	6,602	6,067
3.600% due 03/22/2029	6,535	6,031
3.600% due 04/15/2031	2,812	2,446
3.650% due 02/15/2029	2,196	1,993
3.700% due 04/01/2028	6,040	5,517
4.000% due 01/15/2027	2,932	2,780

Amgen, Inc.
2.800% due 08/15/2041	3,700	2,403
3.375% due 02/21/2050	7,300	4,785
4.200% due 02/22/2052	6,900	5,174
4.400% due 05/01/2045	1,000	793
4.563% due 06/15/2048	11,574	9,323
4.663% due 06/15/2051	170,913	138,469
4.950% due 10/01/2041	4,650	4,046
5.250% due 03/02/2033	36,600	35,004
5.650% due 03/02/2053	12,269	11,491
5.750% due 03/02/2063	35,000	32,317

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	9,100	7,661
3.750% due 10/01/2030	5,600	4,513

Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	94,900	87,037
4.900% due 02/01/2046	160,782	140,230

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046	320	279

Anheuser-Busch InBev Worldwide, Inc.
4.350% due 06/01/2040	20,387	17,347
4.375% due 04/15/2038	11,300	9,806
4.439% due 10/06/2048	16,101	13,278
4.600% due 04/15/2048	5,286	4,471
4.950% due 01/15/2042	2,800	2,547
5.450% due 01/23/2039	11,651	11,269
5.800% due 01/23/2059	41,800	40,946

Apple, Inc.
2.650% due 05/11/2050	4,250	2,605
2.700% due 08/05/2051	1,200	732
2.800% due 02/08/2061	7,100	4,173
2.850% due 08/05/2061	8,400	4,966
2.950% due 09/11/2049	21,958	14,515
3.750% due 09/12/2047	21,600	16,718
3.850% due 08/04/2046	58,395	46,266
4.100% due 08/08/2062	845	651
4.850% due 05/10/2053	50,000	45,840

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aptiv PLC
3.100% due 12/01/2051	$16,592	$9,498
3.250% due 03/01/2032	7,000	5,741
4.150% due 05/01/2052	2,900	2,020
5.400% due 03/15/2049	10,000	8,258

Arrow Electronics, Inc.
2.950% due 02/15/2032	600	470

Ashtead Capital, Inc.
5.950% due 10/15/2033	400	380

AstraZeneca PLC
4.375% due 11/16/2045	1,400	1,176

Bacardi Ltd.
4.700% due 05/15/2028	5,200	4,953
5.150% due 05/15/2038	22,540	19,795
5.300% due 05/15/2048	25,300	21,853

BAE Systems PLC
3.000% due 09/15/2050	11,700	7,190
3.400% due 04/15/2030	7,700	6,711

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	15,000	10,003

Barrick North America Finance LLC
5.700% due 05/30/2041	8,500	8,156

BAT Capital Corp.
4.390% due 08/15/2037	12,200	9,345
4.540% due 08/15/2047	23,333	16,079
4.758% due 09/06/2049	4,200	2,958
6.421% due 08/02/2033	5,800	5,642
7.079% due 08/02/2043	6,300	6,048
7.081% due 08/02/2053	7,100	6,714

Baxter International, Inc.
3.132% due 12/01/2051	7,000	4,171

Bayer U.S. Finance LLC
4.200% due 07/15/2034	14,484	12,284
4.375% due 12/15/2028	9,800	9,112
4.400% due 07/15/2044	4,000	3,002
4.625% due 06/25/2038	900	741
4.875% due 06/25/2048	24,000	19,160

Becton Dickinson & Co.
3.794% due 05/20/2050	10,700	7,720

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051	14,000	8,109

Bio-Rad Laboratories, Inc.
3.700% due 03/15/2032	21,000	17,687

Biogen, Inc.
3.250% due 02/15/2051	7,181	4,464

Boardwalk Pipelines LP
3.600% due 09/01/2032	20,280	16,555

Boeing Co.
3.250% due 02/01/2035	1,755	1,351
3.600% due 05/01/2034	8,470	6,857
3.625% due 02/01/2031	1,700	1,469
3.650% due 03/01/2047	1,945	1,283
3.750% due 02/01/2050	3,610	2,457
3.825% due 03/01/2059	4,515	2,890
3.950% due 08/01/2059	9,500	6,316
5.705% due 05/01/2040	53,900	49,767
5.805% due 05/01/2050	92,190	83,558
5.930% due 05/01/2060	103,750	93,286

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	12,000	7,548

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	5,900	5,763

Boston Scientific Corp.
6.500% due 11/15/2035	43,837	45,982
7.375% due 01/15/2040	42,000	46,302

BP Capital Markets America, Inc.
3.000% due 02/24/2050	700	437
4.893% due 09/11/2033	74,900	70,358

Bristol-Myers Squibb Co.
3.700% due 03/15/2052	7,700	5,533
4.250% due 10/26/2049	14,900	11,814
4.350% due 11/15/2047	3,584	2,906

British Airways Pass-Through Trust
3.300% due 06/15/2034	19,561	16,882
3.350% due 12/15/2030	1,609	1,433
4.250% due 05/15/2034	1,524	1,370

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Broadcom, Inc.
2.600% due 02/15/2033	$41,901	$31,264
3.137% due 11/15/2035	57,112	41,659
3.187% due 11/15/2036	2,674	1,921
3.419% due 04/15/2033	24,710	19,774
3.469% due 04/15/2034	94,812	74,505
3.500% due 02/15/2041	26,100	18,154
4.150% due 11/15/2030	1,438	1,274
4.150% due 04/15/2032	44,100	38,297
4.300% due 11/15/2032	21,250	18,546

Buckeye Partners LP
5.600% due 10/15/2044	2,300	1,639

Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	22,607
4.450% due 01/15/2053	4,909	4,073
5.200% due 04/15/2054	47,583	43,660

Cameron LNG LLC
3.402% due 01/15/2038	26,700	21,080
3.701% due 01/15/2039	900	694

Campbell Soup Co.
3.125% due 04/24/2050	10,200	6,214

Canadian Pacific Railway Co.
3.500% due 05/01/2050	2,300	1,578
4.300% due 05/15/2043	5,000	3,983
4.700% due 05/01/2048	17,700	14,676
4.950% due 08/15/2045	24,795	21,415
6.125% due 09/15/2115	51,558	50,294

CDW LLC
3.569% due 12/01/2031	11,800	9,731

Celeo Redes Operacion Chile SA
5.200% due 06/22/2047	3,692	3,318

Cellnex Finance Co. SA
3.875% due 07/07/2041	4,600	3,191

Celulosa Arauco y Constitucion SA
5.500% due 11/02/2047	8,200	6,665

Cenovus Energy, Inc.
6.750% due 11/15/2039	7,512	7,503

Centene Corp.
2.450% due 07/15/2028	25,800	21,819
4.625% due 12/15/2029	3,300	2,976

CenterPoint Energy Resources Corp.
4.100% due 09/01/2047	2,000	1,481
5.400% due 03/01/2033	10,000	9,630

CF Industries, Inc.
5.150% due 03/15/2034	21,425	19,724

Charter Communications Operating LLC
3.500% due 06/01/2041	24,107	15,261
3.500% due 03/01/2042	12,900	7,980
3.700% due 04/01/2051	6,700	3,903
3.850% due 04/01/2061	94,400	52,820
3.900% due 06/01/2052	34,975	20,935
3.950% due 06/30/2062	15,000	8,520
4.400% due 12/01/2061	72,238	44,563
4.800% due 03/01/2050	46,200	32,339
5.125% due 07/01/2049	49,500	36,126
5.250% due 04/01/2053	47,225	35,338
5.375% due 04/01/2038	10,000	8,185
5.500% due 04/01/2063	6,650	4,925
6.384% due 10/23/2035	800	746
6.484% due 10/23/2045	19	17

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	15,724
3.700% due 11/15/2029	5,000	4,438

Cheniere Energy Partners LP
5.950% due 06/30/2033	17,000	16,417

Coca-Cola Co.
2.500% due 03/15/2051	19,600	11,681
2.750% due 06/01/2060	7,500	4,519
3.000% due 03/05/2051	1,249	840

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	10,752

Comcast Corp.
2.650% due 08/15/2062	18,400	9,659
2.800% due 01/15/2051	500	293
2.887% due 11/01/2051	3,299	1,946
2.937% due 11/01/2056	165,999	94,420

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.200% due 07/15/2036	$1,300	$1,004
3.450% due 02/01/2050	35,100	23,756
3.969% due 11/01/2047	38,410	28,692
3.999% due 11/01/2049	103,328	76,777
4.000% due 03/01/2048	12,260	9,202
5.500% due 05/15/2064	29,000	26,417
5.650% due 06/15/2035	5,900	5,833
7.050% due 03/15/2033	3,875	4,232

CommonSpirit Health
3.347% due 10/01/2029	10,000	8,737
4.187% due 10/01/2049	2,100	1,570

Conagra Brands, Inc.
4.600% due 11/01/2025	5,341	5,199
5.400% due 11/01/2048	1,095	930
7.000% due 10/01/2028	1,800	1,896

ConocoPhillips Co.
5.300% due 05/15/2053	4,625	4,254
5.550% due 03/15/2054	6,750	6,421
5.700% due 09/15/2063	3,400	3,244

Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,113
4.500% due 05/09/2047	8,100	6,444
4.750% due 05/09/2032	6,900	6,396

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	3,482	3,400

Continental Resources, Inc.
4.900% due 06/01/2044	34,721	25,546
5.750% due 01/15/2031	8,500	7,989

Corning, Inc.
5.450% due 11/15/2079	5,400	4,542

CoStar Group, Inc.
2.800% due 07/15/2030	11,400	9,195

Cox Communications, Inc.
2.950% due 10/01/2050	4,900	2,708
4.500% due 06/30/2043	21,841	16,378
4.700% due 12/15/2042	4,070	3,206
4.800% due 02/01/2035	13,000	11,245
5.700% due 06/15/2033	7,500	7,233

CRH America Finance, Inc.
4.400% due 05/09/2047	2,800	2,140
4.500% due 04/04/2048	8,390	6,442

CSL Finanace PLC Co.
4.750% due 04/27/2052	13,800	11,692
4.950% due 04/27/2062	9,200	7,657

CVS Health Corp.
3.625% due 04/01/2027	2,900	2,711
3.750% due 04/01/2030	4,900	4,333
4.125% due 04/01/2040	10,700	8,324
5.050% due 03/25/2048	37,500	31,185
5.125% due 07/20/2045	7,000	5,896
5.250% due 02/21/2033	3,000	2,843
5.300% due 12/05/2043	7,100	6,204
5.625% due 02/21/2053	22,437	20,188
5.875% due 06/01/2053	8,300	7,682
6.000% due 06/01/2063	7,094	6,522

CVS Pass-Through Trust
4.163% due 08/11/2036	7,764	6,646
4.704% due 01/10/2036	1,160	1,042
5.773% due 01/10/2033	942	918
5.880% due 01/10/2028	1,894	1,842
5.926% due 01/10/2034	22,353	21,364
6.036% due 12/10/2028	907	898
6.943% due 01/10/2030	20,191	20,221
7.507% due 01/10/2032	55,849	57,250
8.353% due 07/10/2031	10,410	11,069

DAE Funding LLC
1.550% due 08/01/2024	7,100	6,802

Daimler Truck Finance North America LLC
2.375% due 12/14/2028	11,300	9,605
2.500% due 12/14/2031	8,904	6,951

DCP Midstream Operating LP
3.250% due 02/15/2032	5,612	4,534

Dell International LLC
3.450% due 12/15/2051	51,905	32,378
4.900% due 10/01/2026	19,197	18,734
5.300% due 10/01/2029	29,330	28,484

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	93

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.020% due 06/15/2026	$42,010	$42,181
8.100% due 07/15/2036	875	979

Delta Air Lines, Inc.
2.900% due 10/28/2024	11,200	10,775
3.750% due 10/28/2029 (j)	45,863	39,474
4.375% due 04/19/2028	4,000	3,681
4.750% due 10/20/2028	2,150	2,044
7.375% due 01/15/2026	35,442	35,908

Devon Energy Corp.
7.950% due 04/15/2032	5,535	6,130

Diamondback Energy, Inc.
4.250% due 03/15/2052	7,100	5,050

Discovery Communications LLC
5.200% due 09/20/2047	30,665	23,274

DT Midstream, Inc.
4.300% due 04/15/2032	17,400	14,829

Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,178
4.800% due 11/01/2043	800	652

eBay, Inc.
2.600% due 05/10/2031	1,600	1,284

Ecopetrol SA
7.375% due 09/18/2043	25,700	21,180

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	7,986
8.375% due 06/15/2032	25,670	28,187

Elevance Health, Inc.
3.600% due 03/15/2051	1,350	928
3.700% due 09/15/2049	5,640	3,927
4.375% due 12/01/2047	30,200	24,068
4.550% due 03/01/2048	7,500	6,098
4.550% due 05/15/2052	12,100	9,805
4.625% due 05/15/2042	7,700	6,468
5.100% due 01/15/2044	13,244	11,646
5.125% due 02/15/2053	2,000	1,768
6.100% due 10/15/2052	1,900	1,915

Eli Lilly & Co.
4.875% due 02/27/2053	4,900	4,505

Embotelladora Andina SA
3.950% due 01/21/2050	3,600	2,732

Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,652
7.375% due 10/15/2045	19,792	21,178

Enbridge, Inc.
2.500% due 08/01/2033	23,600	17,520
3.400% due 08/01/2051	29,500	18,448
4.500% due 06/10/2044	10,948	8,454
5.700% due 03/08/2033	35,300	33,838

Energy Transfer LP
4.900% due 03/15/2035	19,773	17,418
4.950% due 01/15/2043	27,800	21,680
5.000% due 05/15/2044	44,517	34,859
5.000% due 05/15/2050	2,650	2,082
5.150% due 02/01/2043	26,785	21,350
5.150% due 03/15/2045	42,386	34,204
5.300% due 04/01/2044	12,314	10,037
5.300% due 04/15/2047	22,750	18,510
5.350% due 05/15/2045	20,088	16,498
5.400% due 10/01/2047	5,038	4,162
6.000% due 06/15/2048	600	533
6.125% due 12/15/2045	23,548	20,977
6.250% due 04/15/2049	140	129
6.500% due 02/01/2042	5,047	4,832
6.625% due 10/15/2036	7,500	7,432
7.500% due 07/01/2038	900	947

EnLink Midstream Partners LP
5.450% due 06/01/2047	13,800	10,797

Entergy Louisiana LLC
2.900% due 03/15/2051	8,400	4,958
3.100% due 06/15/2041	14,600	10,063
4.200% due 09/01/2048	1,410	1,073
4.750% due 09/15/2052	13,600	11,210
5.000% due 07/15/2044	4,300	3,439

Enterprise Products Operating LLC
4.200% due 01/31/2050	10,818	8,362
4.450% due 02/15/2043	77,745	63,714

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.800% due 02/01/2049		$3,575	$3,033
4.850% due 08/15/2042		11,300	9,758
4.850% due 03/15/2044		32,362	27,832
5.100% due 02/15/2045		31,665	28,062
5.250% due 08/16/2077 •		5,601	4,943
5.750% due 03/01/2035		13,761	13,187
6.450% due 09/01/2040		4,995	5,098
8.619% (TSFR3M + 3.248%) due 08/16/2077 ~		8,000	7,916

EQM Midstream Partners LP
4.000% due 08/01/2024		2,095	2,044

EQT Corp.
7.000% due 02/01/2030		2,400	2,472

ERAC USA Finance LLC
7.000% due 10/15/2037		9,200	9,969

Essential Utilities, Inc.
5.300% due 05/01/2052		11,500	9,887

Estee Lauder Cos., Inc.
5.150% due 05/15/2053		4,400	3,968

Expedia Group, Inc.
3.250% due 02/15/2030		5,343	4,523
4.625% due 08/01/2027		4,600	4,389

FactSet Research Systems, Inc.
3.450% due 03/01/2032		10,000	8,294

FedEx Corp.
3.875% due 08/01/2042		765	575
4.550% due 04/01/2046		8,300	6,578
4.750% due 11/15/2045		3,250	2,657
5.100% due 01/15/2044		14,941	12,934

Fidelity National Information Services, Inc.
5.100% due 07/15/2032		12,300	11,628
5.625% due 07/15/2052		1,000	909

Fiserv, Inc.
4.400% due 07/01/2049		15,000	11,502

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	4,983
4.317% due 12/30/2039		55,500	38,264

Flex Ltd.
4.875% due 05/12/2030		17,200	16,065

Ford Foundation
2.415% due 06/01/2050		3,800	2,217
2.815% due 06/01/2070		7,100	3,909

Fortune Brands Innovations, Inc.
4.500% due 03/25/2052		3,000	2,212

Fraport AG Frankfurt Airport Services Worldwide
1.875% due 03/31/2028	EUR	3,000	2,853

Freeport-McMoRan, Inc.
5.400% due 11/14/2034		$7,400	6,783

Fresenius Medical Care U.S. Finance, Inc.
3.000% due 12/01/2031		27,100	20,189

GE Capital Funding LLC
4.550% due 05/15/2032		9,751	8,994

GeorgeTown University
5.115% due 04/01/2053		3,300	3,023

Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	7,585
6.900% due 11/15/2037		100	101

Glencore Finance Europe Ltd.
3.125% due 03/26/2026	GBP	500	573

Global Payments, Inc.
3.200% due 08/15/2029		$4,586	3,903
4.150% due 08/15/2049		4,400	3,027
5.950% due 08/15/2052		21,085	18,936

GNL Quintero SA
4.634% due 07/31/2029		3,530	3,374

Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,600	2,541
6.510% due 02/23/2042		10,700	10,505

GTP Acquisition Partners LLC
3.482% due 06/15/2050		7,500	7,179

Haleon U.S. Capital LLC
3.625% due 03/24/2032		3,700	3,175
4.000% due 03/24/2052		4,900	3,636

Halliburton Co.
7.450% due 09/15/2039		12,739	14,139

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
3.500% due 07/15/2051		$22,000	$13,757
3.625% due 03/15/2032		18,500	15,345
4.500% due 02/15/2027		8,800	8,404
4.625% due 03/15/2052		39,025	29,339
5.250% due 06/15/2049		10,134	8,338
5.500% due 06/15/2047		26,202	22,391
5.900% due 06/01/2053		5,300	4,779

Heineken NV
4.350% due 03/29/2047		12,200	9,694

Helmerich & Payne, Inc.
2.900% due 09/29/2031		14,650	11,597

Hess Corp.
7.300% due 08/15/2031		7,600	8,062

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052		28,000	20,583

Holcim Finance U.S. LLC
4.750% due 09/22/2046		2,400	1,861

Holcim Sterling Finance Netherlands BV
2.250% due 04/04/2034	GBP	5,200	4,418

Home Depot, Inc.
4.400% due 03/15/2045		$9,350	7,736

Humana, Inc.
3.950% due 08/15/2049		11,800	8,534
5.500% due 03/15/2053		15,073	13,713
5.875% due 03/01/2033		9,000	8,954
8.150% due 06/15/2038		1,000	1,132

Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,018
5.750% due 04/23/2030		5,850	5,675

Hyundai Capital America
2.000% due 06/15/2028		15,000	12,472

Imperial Brands Finance PLC
3.500% due 07/26/2026		7,800	7,303
3.875% due 07/26/2029		6,900	6,079
4.250% due 07/21/2025		19,615	18,901
6.125% due 07/27/2027		13,000	12,971

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		10,800	7,384

Intel Corp.
5.700% due 02/10/2053		8,300	7,789
5.900% due 02/10/2063		3,037	2,882

Jabil, Inc.
5.450% due 02/01/2029		1,600	1,558

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,683	1,415
4.000% due 05/15/2034		11,292	10,188

Juniper Networks, Inc.
5.950% due 03/15/2041		42,478	38,264

Kaiser Foundation Hospitals
4.150% due 05/01/2047		14,300	11,354

Kenvue, Inc.
5.050% due 03/22/2053		13,100	11,912
5.100% due 03/22/2043		1,000	924
5.200% due 03/22/2063		900	813

Keurig Dr Pepper, Inc.
4.500% due 04/15/2052		60,000	47,414

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	4,837
5.000% due 08/15/2042		4,000	3,238
5.000% due 03/01/2043		33,335	27,013
5.400% due 09/01/2044		300	253
5.500% due 03/01/2044		5,536	4,716
5.625% due 09/01/2041		1,700	1,475
5.800% due 03/15/2035		10,942	10,314
6.375% due 03/01/2041		10,715	10,152
6.500% due 02/01/2037		12,219	11,960
6.500% due 09/01/2039		36,840	35,666
6.550% due 09/15/2040		30,300	29,088
6.950% due 01/15/2038		800	824
7.400% due 03/15/2031		5,000	5,288
7.500% due 11/15/2040		25,567	26,900

Kinder Morgan, Inc.
5.300% due 12/01/2034		1,365	1,252
5.450% due 08/01/2052		7,100	6,042
7.800% due 08/01/2031		2,000	2,173

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	$1,162
4.375% due 06/01/2046		$3,000	2,340
5.000% due 06/04/2042		7,250	6,285
5.500% due 06/01/2050		4,000	3,650
6.500% due 02/09/2040		44,238	44,940
7.125% due 08/01/2039		16,043	17,034

L3Harris Technologies, Inc.
4.854% due 04/27/2035		2,150	1,960

Las Vegas Sands Corp.
2.900% due 06/25/2025		2,800	2,612
3.200% due 08/08/2024		27,700	26,816
3.500% due 08/18/2026		132,600	120,754
3.900% due 08/08/2029 (j)		15,442	13,198

Leidos, Inc.
2.300% due 02/15/2031		7,900	6,080
4.375% due 05/15/2030		2,000	1,792

Leland Stanford Junior University
2.413% due 06/01/2050		12,600	7,376

Lockheed Martin Corp.
3.600% due 03/01/2035		2,500	2,114
4.300% due 06/15/2062		23,300	18,271
4.500% due 05/15/2036		2,100	1,917
5.200% due 02/15/2055		54,410	50,624
5.700% due 11/15/2054		6,092	6,084

Lowe’s Cos., Inc.
4.250% due 04/01/2052		2,500	1,846
4.450% due 04/01/2062		6,300	4,605
5.850% due 04/01/2063		16,400	15,112

Marathon Petroleum Corp.
6.500% due 03/01/2041		13,503	13,374

Marriott International, Inc.
2.750% due 10/15/2033		10,000	7,552
2.850% due 04/15/2031		9,700	7,826
3.500% due 10/15/2032		23,700	19,406
3.600% due 04/15/2024		7,600	7,508
4.625% due 06/15/2030		9,690	8,930

Marvell Technology, Inc.
2.950% due 04/15/2031		19,434	15,737
4.875% due 06/22/2028		10,200	9,751
5.950% due 09/15/2033		1,100	1,080

Masco Corp.
4.500% due 05/15/2047		1,909	1,429
7.750% due 08/01/2029		2,539	2,755

Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	1,659

McDonald’s Corp.
3.625% due 09/01/2049		17,049	12,021
4.450% due 03/01/2047		1,000	816
5.150% due 09/09/2052		500	449
5.450% due 08/14/2053		100	94

MDC Holdings, Inc.
3.966% due 08/06/2061		10,300	5,681

Merck & Co., Inc.
2.750% due 12/10/2051		9,500	5,745
2.900% due 12/10/2061		13,500	7,780
5.150% due 05/17/2063		6,500	5,933

Meta Platforms, Inc.
4.450% due 08/15/2052		8,800	6,972
4.650% due 08/15/2062		27,400	21,828
5.600% due 05/15/2053		8,400	7,957
5.750% due 05/15/2063		14,096	13,303

Micron Technology, Inc.
5.327% due 02/06/2029		8,500	8,197
6.750% due 11/01/2029		4,836	4,917

Microsoft Corp.
2.675% due 06/01/2060		32,710	19,230
2.921% due 03/17/2052		20,266	13,306
3.041% due 03/17/2062		1,000	634

Mileage Plus Holdings LLC
6.500% due 06/20/2027		4,794	4,754

Moody’s Corp.
2.000% due 08/19/2031		1,700	1,320
3.100% due 11/29/2061		6,000	3,492
3.250% due 05/20/2050		1,500	963
3.750% due 02/25/2052		7,600	5,385

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 12/17/2048		$9,000	$7,715
5.250% due 07/15/2044		4,144	3,754

Motorola Solutions, Inc.
2.300% due 11/15/2030		3,100	2,409
5.500% due 09/01/2044		5,686	4,991

MPLX LP
4.500% due 04/15/2038		300	243
4.900% due 04/15/2058		19,120	14,249
4.950% due 03/14/2052		40,343	31,613
5.200% due 03/01/2047		5,000	4,089
5.200% due 12/01/2047		2,100	1,701
5.500% due 02/15/2049		200	170

MSCI, Inc.
3.250% due 08/15/2033		5,000	3,855
3.875% due 02/15/2031		600	509

Mylan, Inc.
5.200% due 04/15/2048		17,200	12,500

National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	675
2.000% due 04/17/2040		3,300	2,324

Nationwide Children’s Hospital, Inc.
4.556% due 11/01/2052		$2,500	2,125

NBCUniversal Media LLC
4.450% due 01/15/2043		19,107	15,730

Netflix, Inc.
4.875% due 04/15/2028		9,450	9,166
4.875% due 06/15/2030		1,500	1,422
5.375% due 11/15/2029		3,900	3,810

Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		22,905	20,948

Newell Brands, Inc.
6.375% due 04/01/2036		2,309	1,902

Newmont Corp.
5.450% due 06/09/2044		31,100	27,870
6.250% due 10/01/2039		1,710	1,710

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		4,600	4,201
4.810% due 09/17/2030		10,400	8,975

Norfolk Southern Corp.
3.155% due 05/15/2055		3,800	2,331
3.942% due 11/01/2047		4,994	3,723
4.050% due 08/15/2052		2,510	1,866
4.100% due 05/15/2121		9,700	6,315
4.450% due 03/01/2033		5,000	4,570
4.550% due 06/01/2053		3,400	2,748
5.350% due 08/01/2054		5,600	5,122

Northern Natural Gas Co.
3.400% due 10/16/2051		3,500	2,191
4.100% due 09/15/2042		14,000	10,148
4.300% due 01/15/2049		18,375	13,595

Northern Star Resources Ltd.
6.125% due 04/11/2033		7,600	7,106

Northrop Grumman Corp.
3.850% due 04/15/2045		9,500	7,088

Northwell Healthcare, Inc.
3.809% due 11/01/2049		14,900	10,271

NPC Ukrenergo
6.875% due 11/09/2028 ^(b)		800	218

NXP BV
3.150% due 05/01/2027		1,800	1,642
3.250% due 05/11/2041		3,300	2,222
5.000% due 01/15/2033		6,610	6,086
5.350% due 03/01/2026		10,000	9,857
5.550% due 12/01/2028		2,200	2,154

Occidental Petroleum Corp.
6.200% due 03/15/2040		1,190	1,136
6.450% due 09/15/2036		609	599
6.600% due 03/15/2046		1,200	1,181
7.500% due 05/01/2031		5,000	5,312
8.875% due 07/15/2030		3,000	3,376

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031		5,600	3,938

OCI NV
6.700% due 03/16/2033		11,600	11,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Odebrecht Oil & Gas Finance Ltd.
0.000% due 10/30/2023 (e)(g)	$4,491	$106

ONEOK Partners LP
6.125% due 02/01/2041	21,327	19,790
6.200% due 09/15/2043	47,644	44,419
6.650% due 10/01/2036	4,765	4,747
6.850% due 10/15/2037	8,494	8,605

Oracle Corp.
3.600% due 04/01/2040	22,300	16,122
3.600% due 04/01/2050	34,670	22,447
3.650% due 03/25/2041 (i)	18,500	13,211
3.800% due 11/15/2037	8,405	6,416
3.850% due 07/15/2036	1,500	1,187
3.850% due 04/01/2060	64,142	40,822
3.900% due 05/15/2035	5,000	4,089
3.950% due 03/25/2051 (i)	18,000	12,352
4.000% due 07/15/2046	15,350	10,841
4.000% due 11/15/2047	64,510	45,374
4.100% due 03/25/2061 (i)	58,450	39,030
4.125% due 05/15/2045	5,100	3,701
4.500% due 07/08/2044	1,400	1,084
4.900% due 02/06/2033	6,481	5,976
5.550% due 02/06/2053	35,400	31,042
6.900% due 11/09/2052 (i)	20,000	20,623

Orlando Health Obligated Group
3.327% due 10/01/2050	8,500	5,587

Ovintiv, Inc.
7.100% due 07/15/2053	7,000	6,948

Owens Corning
4.300% due 07/15/2047	10,540	7,974
4.400% due 01/30/2048	22,600	17,283
7.000% due 12/01/2036	246	260

Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	13,376

Packaging Corp. of America
4.050% due 12/15/2049	3,100	2,259

PayPal Holdings, Inc.
5.250% due 06/01/2062	12,000	10,664

PeaceHealth Obligated Group
4.787% due 11/15/2048	2,200	1,766

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030	13,300	11,355

Petroleos Mexicanos
6.750% due 09/21/2047	39,095	23,205
6.950% due 01/28/2060	8,284	4,912

Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	22,000	20,217
5.300% due 05/19/2053	22,000	20,458
5.340% due 05/19/2063	24,200	22,126

Pfizer, Inc.
5.600% due 09/15/2040	16,865	16,635

Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,386
4.125% due 03/04/2043	2,575	1,944
4.250% due 11/10/2044	24,400	18,626
4.375% due 11/15/2041	11,100	8,702
4.875% due 11/15/2043	2,500	2,086

Pioneer Natural Resources Co.
1.900% due 08/15/2030	20,000	15,705
7.200% due 01/15/2028	24,475	25,329

Prosus NV
3.680% due 01/21/2030	1,600	1,290
3.832% due 02/08/2051	18,000	9,953
4.027% due 08/03/2050	4,000	2,293

PulteGroup, Inc.
5.500% due 03/01/2026	1,775	1,764

QatarEnergy
3.125% due 07/12/2041	200	139
3.300% due 07/12/2051	22,880	14,898

QVC, Inc.
5.950% due 03/15/2043	17,410	7,446

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	3,777	3,793
6.332% due 09/30/2027	2,596	2,621

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030	2,150	1,656

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	95

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reliance Industries Ltd.
3.750% due 01/12/2062	$9,300	$5,804

Reynolds American, Inc.
5.850% due 08/15/2045	21,248	17,623
6.150% due 09/15/2043	10,920	9,661

Rockies Express Pipeline LLC
7.500% due 07/15/2038	25,640	24,249

Rogers Communications, Inc.
3.800% due 03/15/2032	13,100	10,892
4.500% due 03/15/2042	900	697
4.550% due 03/15/2052	25,300	18,474

Royalty Pharma PLC
3.300% due 09/02/2040	13,718	8,992
3.350% due 09/02/2051	1,000	580
3.550% due 09/02/2050	23,370	14,305

RTX Corp.
4.050% due 05/04/2047	2,600	1,935
4.450% due 11/16/2038	6,200	5,224
5.375% due 02/27/2053	18,600	16,854

S&P Global, Inc.
2.300% due 08/15/2060	4,400	2,174
2.900% due 03/01/2032	460	379
3.250% due 12/01/2049	1,700	1,126
3.700% due 03/01/2052	14,000	10,130
3.900% due 03/01/2062	2,800	2,026
4.250% due 05/01/2029	7,700	7,273

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	22,560
4.500% due 05/15/2030	26,265	24,096
5.000% due 03/15/2027	35,800	34,748
5.625% due 03/01/2025	300	298
5.750% due 05/15/2024	1,639	1,636
5.875% due 06/30/2026	7,556	7,546

Sands China Ltd.
4.875% due 06/18/2030	1,300	1,123
5.375% due 08/08/2025	31,300	30,341

Santos Finance Ltd.
3.649% due 04/29/2031	35,700	28,557
6.875% due 09/19/2033	25,000	24,481

Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	9,162
3.500% due 11/24/2070	19,600	11,692

Seagate HDD Cayman
4.125% due 01/15/2031	1,263	1,004
9.625% due 12/01/2032	1,790	1,930

Skyworks Solutions, Inc.
3.000% due 06/01/2031	20,200	15,813

South Jersey Industries, Inc.
5.020% due 04/15/2031	28,000	21,243

Southern Co.
3.750% due 09/15/2051 •	18,400	16,094
4.250% due 07/01/2036	9,300	7,791
4.400% due 07/01/2046	19,705	15,308
5.200% due 06/15/2033	4,000	3,784

Southern Natural Gas Co. LLC
8.000% due 03/01/2032	8,346	9,188

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,239
4.600% due 06/15/2028	800	624

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	4,209	3,825

Sprint Spectrum Co. LLC
5.152% due 09/20/2029	19,890	19,546

Standard Industries, Inc.
4.750% due 01/15/2028	17,100	15,446

Starbucks Corp.
3.500% due 11/15/2050	14,358	9,710

Suncor Energy, Inc.
7.000% due 11/15/2028	17,772	18,552

Sutter Health
3.161% due 08/15/2040	1,950	1,354
3.361% due 08/15/2050	2,600	1,704
5.164% due 08/15/2033	3,500	3,362
5.547% due 08/15/2053	2,600	2,497

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Syngenta Finance NV
4.892% due 04/24/2025	$5,547	$5,412

T-Mobile USA, Inc.
2.050% due 02/15/2028	11,600	9,980
2.550% due 02/15/2031	10,400	8,279
2.700% due 03/15/2032	2,300	1,800
3.000% due 02/15/2041	100	66
3.300% due 02/15/2051	39,900	24,989
3.400% due 10/15/2052	32,800	20,506
3.500% due 04/15/2031	1,100	931
3.600% due 11/15/2060	47,797	29,600
3.750% due 04/15/2027	14,400	13,460
3.875% due 04/15/2030	4,395	3,895
4.375% due 04/15/2040	18,700	15,035
4.500% due 04/15/2050	52,300	40,133
5.050% due 07/15/2033	2,000	1,856
5.650% due 01/15/2053	29,000	26,511
5.750% due 01/15/2054	10,000	9,224
5.800% due 09/15/2062	9,475	8,654

Take-Two Interactive Software, Inc.
4.000% due 04/14/2032	7,700	6,721

Targa Resources Corp.
4.950% due 04/15/2052	5,900	4,546
6.125% due 03/15/2033	7,000	6,868
6.250% due 07/01/2052	14,300	13,154
6.500% due 02/15/2053	3,000	2,868

TD SYNNEX Corp.
2.375% due 08/09/2028	9,200	7,570
2.650% due 08/09/2031	2,450	1,824

Telefonica Emisiones SA
4.895% due 03/06/2048	15,330	11,626
5.213% due 03/08/2047	14,900	11,881
5.520% due 03/01/2049	3,800	3,131
7.045% due 06/20/2036	11,384	11,721

Tencent Holdings Ltd.
3.240% due 06/03/2050	11,000	6,342
3.680% due 04/22/2041	50,000	34,608

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,500	3,762
7.625% due 04/01/2037	320	342

Texas Eastern Transmission LP
4.150% due 01/15/2048	400	291

Thomas Jefferson University
3.847% due 11/01/2057	7,300	4,884

Thomson Reuters Corp.
5.650% due 11/23/2043	10,791	9,434

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033	18,420	19,815

Time Warner Cable LLC
4.500% due 09/15/2042	18,500	12,829
5.500% due 09/01/2041	14,800	11,587
5.875% due 11/15/2040	5,200	4,312
6.550% due 05/01/2037	7,306	6,631
6.750% due 06/15/2039	52,495	48,088
7.300% due 07/01/2038	2,080	2,005

Topaz Solar Farms LLC
4.875% due 09/30/2039	4,943	4,469

TotalEnergies Capital International SA
3.386% due 06/29/2060	10,700	6,903

TransCanada PipeLines Ltd.
4.625% due 03/01/2034	800	698
4.750% due 05/15/2038	2,300	1,922
4.875% due 05/15/2048	25,600	20,654
6.200% due 10/15/2037	3,484	3,416
7.250% due 08/15/2038	1,075	1,153
7.625% due 01/15/2039	10,020	11,065

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	16,530
4.600% due 03/15/2048	2,400	1,906
5.400% due 08/15/2041	4,330	3,843

Trimble, Inc.
6.100% due 03/15/2033	3,700	3,628

Trustees of the University of Pennsylvania
4.674% due 09/01/2112	2,500	2,021

Trustees of Tufts College
5.017% due 04/15/2112	3,000	2,399

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TSMC Global Ltd.
2.250% due 04/23/2031		$5,200	$4,163

TTX Co.
4.600% due 02/01/2049		3,700	3,049

U.S. Airways Pass-Through Trust
3.950% due 05/15/2027		4,357	4,141
4.625% due 12/03/2026		1,835	1,768
7.125% due 04/22/2025		1,209	1,211

UMass Memorial Health Care Obligated Group
5.363% due 07/01/2052		1,900	1,659

Union Pacific Corp.
2.973% due 09/16/2062		800	456
3.550% due 08/15/2039		2,800	2,158
3.550% due 05/20/2061		22,710	14,912
3.750% due 02/05/2070		9,600	6,441
3.799% due 04/06/2071		12,500	8,455
3.950% due 08/15/2059		10	7

United Airlines Pass-Through Trust
2.700% due 11/01/2033		3,264	2,700
3.100% due 01/07/2030		23,441	21,228
3.100% due 04/07/2030		3,002	2,584
3.450% due 06/01/2029		2,051	1,881
3.450% due 01/07/2030		726	648
3.500% due 09/01/2031		3,646	3,239
3.750% due 03/03/2028		5,179	4,850
4.000% due 10/11/2027		9,944	9,458
4.150% due 02/25/2033		7,924	7,201
4.300% due 02/15/2027		10,091	9,664
4.550% due 08/25/2031		12,458	11,036
5.875% due 04/15/2029		31,957	31,721

UnitedHealth Group, Inc.
3.050% due 05/15/2041		22,160	15,647
3.250% due 05/15/2051		19,565	12,878
3.700% due 08/15/2049		5,800	4,184
3.750% due 10/15/2047		6,160	4,539
3.875% due 08/15/2059		700	499
4.200% due 01/15/2047		285	228
4.625% due 11/15/2041		14,000	12,106
4.750% due 07/15/2045		5,099	4,432
4.750% due 05/15/2052		695	593
4.950% due 05/15/2062		5,000	4,317
5.050% due 04/15/2053		7,488	6,706
5.200% due 04/15/2063		66,507	59,447
5.875% due 02/15/2053		1,500	1,507
5.950% due 02/15/2041		4,700	4,707
6.050% due 02/15/2063		200	203

UPMC
5.377% due 05/15/2043		3,000	2,762

Vale Overseas Ltd.
3.750% due 07/08/2030		3,800	3,243
6.875% due 11/21/2036		29,006	29,211

Valero Energy Corp.
3.650% due 12/01/2051		12,500	8,050

VeriSign, Inc.
2.700% due 06/15/2031		15,400	12,278

Verisk Analytics, Inc.
3.625% due 05/15/2050		11,900	7,997

Verizon Communications, Inc.
5.050% due 05/09/2033		500	467

VMware, Inc.
1.800% due 08/15/2028		5,600	4,651
2.200% due 08/15/2031		7,700	5,814
3.900% due 08/21/2027		3,200	2,983
4.500% due 05/15/2025		2,900	2,834
4.700% due 05/15/2030		25,900	23,867

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		1,900	1,822

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	2,450	2,273

Walmart, Inc.
4.500% due 09/09/2052		$325	279

Walt Disney Co.
2.750% due 09/01/2049		22,900	13,567
3.500% due 05/13/2040		6,600	4,947
3.600% due 01/13/2051		4,900	3,402
3.800% due 05/13/2060		42,000	28,983
4.750% due 09/15/2044		1,600	1,364

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Warnermedia Holdings, Inc.
5.050% due 03/15/2042		$9,211	$7,129
5.141% due 03/15/2052		9,275	6,897
5.391% due 03/15/2062		41,174	30,438

Waste Connections, Inc.
2.950% due 01/15/2052		2,205	1,341

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		4,400	2,538

Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	14,789
5.150% due 01/15/2049		16,000	13,221

Western Digital Corp.
4.750% due 02/15/2026		2,375	2,265

Western Midstream Operating LP
5.250% due 02/01/2050		600	468
6.150% due 04/01/2033		7,700	7,435

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		4,690	4,413

Weyerhaeuser Co.
7.700% due 02/15/2026		8,555	8,932

Whirlpool Corp.
5.150% due 03/01/2043		14,775	12,231

Williams Cos., Inc.
5.300% due 08/15/2052		11,500	9,789
8.750% due 03/15/2032		1,710	1,946

Woodside Finance Ltd.
4.500% due 03/04/2029		6,700	6,197

Workday, Inc.
3.800% due 04/01/2032		31,700	27,191

Wynn Las Vegas LLC
5.500% due 03/01/2025		2,753	2,709

Yale University
2.402% due 04/15/2050		6,900	4,027

Yara International ASA
3.148% due 06/04/2030		4,800	3,940
4.750% due 06/01/2028		4,400	4,143

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,106
4.250% due 08/15/2035		$1,681	1,369
4.450% due 08/15/2045		2,600	2,037

Zoetis, Inc.
3.950% due 09/12/2047		9,000	6,808
4.450% due 08/20/2048		7,500	6,106
4.700% due 02/01/2043		4,069	3,511

			8,614,358

UTILITIES 16.0%

AEP Texas, Inc.
3.450% due 05/15/2051		10,000	6,370
4.150% due 05/01/2049		14,400	10,421
5.400% due 06/01/2033		8,900	8,495

AES Corp.
3.950% due 07/15/2030		7,000	6,042
5.450% due 06/01/2028		10,100	9,758

Alabama Power Co.
3.125% due 07/15/2051		1,300	799
3.450% due 10/01/2049		3,600	2,404
3.700% due 12/01/2047		100	70
3.850% due 12/01/2042		2,950	2,245
3.940% due 09/01/2032		5,500	4,853
4.300% due 07/15/2048		8,700	6,709
5.200% due 06/01/2041		200	177

Alliant Energy Finance LLC
3.600% due 03/01/2032		13,500	11,178

Ameren Illinois Co.
2.900% due 06/15/2051		32,500	19,664
3.250% due 03/15/2050		2,600	1,713
3.700% due 12/01/2047		2,200	1,608
4.150% due 03/15/2046		5,451	4,223

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		9,100	7,451
5.625% due 03/01/2033		10,000	9,688

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Transmission Systems, Inc.
5.000% due 09/01/2044		$13,395	$11,456

American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,665
4.300% due 12/01/2042		8,700	7,115
6.593% due 10/15/2037		150	160

Appalachian Power Co.
4.400% due 05/15/2044		6,350	4,813
4.500% due 08/01/2032		4,400	3,942
5.800% due 10/01/2035		2,176	2,073
6.375% due 04/01/2036		5,146	5,155
6.700% due 08/15/2037		3,600	3,663
7.000% due 04/01/2038		2,978	3,172

Arizona Public Service Co.
3.350% due 05/15/2050		13,650	8,575
3.500% due 12/01/2049		7,100	4,550
4.500% due 04/01/2042		6,104	4,850

AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,485
3.500% due 09/15/2053		$65,897	40,751
3.550% due 09/15/2055		125,782	77,078
3.650% due 06/01/2051		13,050	8,421
3.650% due 09/15/2059		282,541	172,092
3.800% due 12/01/2057		215,880	136,896
3.850% due 06/01/2060		28,820	18,393

Atmos Energy Corp.
4.300% due 10/01/2048		16,200	12,955

Avista Corp.
4.000% due 04/01/2052		12,800	9,143

Baltimore Gas & Electric Co.
5.400% due 06/01/2053		7,000	6,444

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,525
4.450% due 01/15/2049		24,790	19,228
4.500% due 02/01/2045		580	464
4.600% due 05/01/2053		18,900	14,786
6.125% due 04/01/2036		5,200	5,230

BG Energy Capital PLC
5.125% due 10/15/2041		30,145	26,133

Black Hills Corp.
4.200% due 09/15/2046		4,284	3,084

Boston Gas Co.
4.487% due 02/15/2042		7,784	5,961
6.119% due 07/20/2053		17,500	16,553

British Telecommunications PLC
9.625% due 12/15/2030		10,075	11,871

Brooklyn Union Gas Co.
4.487% due 03/04/2049		7,500	5,303
6.388% due 09/15/2033		8,700	8,545

CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	2,688
3.350% due 04/01/2051		13,900	9,284
3.600% due 03/01/2052		16,270	11,417
4.950% due 04/01/2033		7,000	6,653

Cleco Corporate Holdings LLC
4.973% due 05/01/2046		400	302

Cleco Power LLC
6.000% due 12/01/2040		18,175	16,438

Cleveland Electric Illuminating Co.
5.950% due 12/15/2036		7,000	6,638

CMS Energy Corp.
4.700% due 03/31/2043		3,837	3,131

Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043		12,500	12,187
6.544% due 11/15/2053		20,000	19,575
6.714% due 08/15/2063		9,800	9,584

Commonwealth Edison Co.
3.000% due 03/01/2050		5,200	3,220
3.125% due 03/15/2051		17,300	10,904
3.850% due 03/15/2052		8,400	6,058

Connecticut Light & Power Co.
2.050% due 07/01/2031		4,845	3,794
4.000% due 04/01/2048		1,300	995
4.300% due 04/15/2044		13,009	10,440

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	$6,480	$3,647
3.600% due 06/15/2061	22,385	14,531
4.125% due 05/15/2049	18,110	13,473
4.200% due 03/15/2042	5,000	3,951
4.500% due 05/15/2058	33,831	25,749
4.625% due 12/01/2054	2,285	1,809
5.700% due 06/15/2040	4,900	4,643

Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	19,474
5.800% due 03/01/2033	11,900	11,616
6.250% due 10/01/2039	13,115	12,726
6.500% due 10/01/2053	7,350	7,376

Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,252
4.100% due 11/15/2045	2,150	1,602
4.350% due 04/15/2049	14,000	11,331

Dayton Power & Light Co.
3.950% due 06/15/2049	11,000	7,785

Dominion Energy, Inc.
2.250% due 08/15/2031	15,600	12,078
4.600% due 03/15/2049	4,046	3,167
4.850% due 08/15/2052	17,000	13,766
5.375% due 11/15/2032	6,700	6,404

DTE Electric Co.
2.950% due 03/01/2050	4,100	2,550
3.250% due 04/01/2051	8,400	5,431
3.650% due 03/01/2052	5,600	3,945
3.950% due 06/15/2042	500	380
4.300% due 07/01/2044	9,150	7,360
5.400% due 04/01/2053	14,000	13,114

Duke Energy Carolinas LLC
2.850% due 03/15/2032	6,400	5,229
3.200% due 08/15/2049	16,000	10,287
3.450% due 04/15/2051	5,600	3,758
3.550% due 03/15/2052	8,000	5,478
3.700% due 12/01/2047	15,355	10,980
3.750% due 06/01/2045	4,358	3,138
3.875% due 03/15/2046	2,034	1,484
3.950% due 03/15/2048	9,915	7,308
4.000% due 09/30/2042	3,500	2,689
4.250% due 12/15/2041	16,400	13,153
5.350% due 01/15/2053	16,400	15,028

Duke Energy Corp.
3.300% due 06/15/2041	7,450	5,110
3.500% due 06/15/2051	4,450	2,890
3.750% due 09/01/2046	17,725	12,273
3.950% due 08/15/2047	4,670	3,300
4.200% due 06/15/2049	5,000	3,646
6.100% due 09/15/2053	16,000	15,541

Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	5,901
5.650% due 04/01/2040	6,000	5,699

Duke Energy Indiana LLC
5.400% due 04/01/2053	14,500	13,292

Duke Energy Ohio, Inc.
5.250% due 04/01/2033	800	773
5.650% due 04/01/2053	2,000	1,891

Duke Energy Progress LLC
2.500% due 08/15/2050	25,000	13,714
3.600% due 09/15/2047	44,900	31,409
4.100% due 03/15/2043	6,026	4,662
5.250% due 03/15/2033	10,000	9,700
5.350% due 03/15/2053	13,400	12,214

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	3,700	2,881

E.ON International Finance BV
6.650% due 04/30/2038	520	525

Edison International
5.250% due 11/15/2028	6,500	6,259
8.125% due 06/15/2053 •	17,200	17,260

Electricite de France SA
4.950% due 10/13/2045	23,555	18,721
5.000% due 09/21/2048	12,622	9,899
6.000% due 01/22/2114	19,398	16,067
6.250% due 05/23/2033	10,000	10,020
6.900% due 05/23/2053	13,800	13,721

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	97

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.125% due 03/15/2033 •(g)		$5,400	$5,639

Emera U.S. Finance LP
4.750% due 06/15/2046		11,300	8,355

Enel Finance America LLC
2.875% due 07/12/2041		18,100	10,809

Enel Finance International NV
4.750% due 05/25/2047		44,580	34,177
7.750% due 10/14/2052		13,700	14,955

Entergy Arkansas LLC
2.650% due 06/15/2051		5,180	2,894
3.350% due 06/15/2052		7,400	4,746
4.200% due 04/01/2049		5,800	4,350

Entergy Corp.
3.750% due 06/15/2050		13,000	8,631

Entergy Mississippi LLC
3.500% due 06/01/2051		1,500	988
5.000% due 09/01/2033		6,800	6,399

Entergy Texas, Inc.
4.500% due 03/30/2039		4,000	3,336
5.000% due 09/15/2052		11,900	10,144
5.800% due 09/01/2053		2,200	2,109

Evergy Kansas Central, Inc.
3.450% due 04/15/2050		8,300	5,509
5.700% due 03/15/2053		6,500	6,109

Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	11,400
4.200% due 06/15/2047		1,200	913

Eversource Energy
3.350% due 03/15/2026		2,838	2,675
5.125% due 05/15/2033		9,800	9,123

Exelon Corp.
5.600% due 03/15/2053		18,500	16,864
5.625% due 06/15/2035		7,000	6,746

Fells Point Funding Trust
3.046% due 01/31/2027		20,000	18,147

FirstEnergy Corp.
3.400% due 03/01/2050		8,600	5,355

FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,257
4.350% due 01/15/2025		10,846	10,592
4.550% due 04/01/2049		2,969	2,330
5.450% due 07/15/2044		10,100	8,866

Florida Power & Light Co.
2.875% due 12/04/2051		13,300	8,071
3.700% due 12/01/2047		16,800	12,286
4.050% due 10/01/2044		4,200	3,294
5.300% due 04/01/2053		8,550	7,948

FORESEA Holding SA
7.500% due 06/15/2030		1,851	1,742

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	137
2.950% due 01/27/2029		$21,000	12,075

Georgia Power Co.
3.250% due 03/15/2051		25,300	16,075
4.750% due 09/01/2040		1,425	1,213
5.125% due 05/15/2052		34,800	30,738
5.400% due 06/01/2040		9,085	8,027

Idaho Power Co.
4.850% due 08/15/2040		8,000	6,441
5.500% due 03/15/2053		24,978	23,154

Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	12,381
4.250% due 08/15/2048		5,000	3,779
4.550% due 03/15/2046		500	408
5.625% due 04/01/2053		13,219	12,500

Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	29,456

Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	4,904

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		14,524	12,750

Jersey Central Power & Light Co.
2.750% due 03/01/2032		6,000	4,704
6.150% due 06/01/2037		8,562	8,434

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky Utilities Co.
3.300% due 06/01/2050		$4,910	$3,203
4.375% due 10/01/2045		7,100	5,523
5.125% due 11/01/2040		14,500	12,903
5.450% due 04/15/2033		10,000	9,782

KeySpan Gas East Corp.
3.586% due 01/18/2052		14,200	8,760

Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,900	1,457
5.450% due 04/15/2033		15,000	14,710

Metropolitan Edison Co.
4.300% due 01/15/2029		3,000	2,791

MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	568
3.150% due 04/15/2050		1,200	762
3.650% due 08/01/2048		6,000	4,287
3.950% due 08/01/2047		8,262	6,263
4.250% due 07/15/2049		5,300	4,150
4.400% due 10/15/2044		500	405
5.350% due 01/15/2034		5,000	4,937
5.850% due 09/15/2054		7,100	7,008

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		12,200	11,159

Mississippi Power Co.
3.100% due 07/30/2051		18,550	11,032
4.250% due 03/15/2042		7,400	5,736

Monongahela Power Co.
5.400% due 12/15/2043		9,061	8,028

National Grid PLC
2.949% due 03/30/2030	EUR	9,700	9,348
5.809% due 06/12/2033		$18,400	17,892

National Rural Utilities Cooperative Finance Corp.
4.400% due 11/01/2048		7,000	5,476

Nevada Power Co.
6.000% due 03/15/2054		3,400	3,324

New York State Electric & Gas Corp.
3.300% due 09/15/2049		8,800	5,427

NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/2079 •		5,100	4,722

NGPL PipeCo LLC
3.250% due 07/15/2031		11,864	9,448
7.768% due 12/15/2037		1,100	1,134

Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	2,845
5.783% due 09/16/2052		10,550	9,784

NiSource, Inc.
3.950% due 03/30/2048		6,830	4,897
4.375% due 05/15/2047		14,845	11,400
5.650% due 02/01/2045		8,640	7,835
5.800% due 02/01/2042		6,723	6,113

Northern States Power Co.
2.600% due 06/01/2051		300	170
4.500% due 06/01/2052		6,800	5,537

NSTAR Electric Co.
4.400% due 03/01/2044		1,500	1,221
4.550% due 06/01/2052		5,900	4,795
4.950% due 09/15/2052		9,200	7,938

Oglethorpe Power Corp.
3.750% due 08/01/2050		10,600	7,127
4.500% due 04/01/2047		35,100	26,270
5.050% due 10/01/2048		28,500	23,382
5.250% due 09/01/2050		25,000	21,159

Ohio Edison Co.
5.500% due 01/15/2033		4,000	3,837
6.875% due 07/15/2036		3,500	3,661
8.250% due 10/15/2038		1,000	1,161

Ohio Power Co.
2.900% due 10/01/2051		5,600	3,329
5.000% due 06/01/2033		7,600	7,141

Oklahoma Gas & Electric Co.
5.600% due 04/01/2053		19,250	18,029
5.850% due 06/01/2040		4,000	3,732

Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049		6,000	3,822
4.100% due 11/15/2048		421	324

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.600% due 06/01/2052	$3,000	$2,484
4.950% due 09/15/2052	10,200	8,908
5.250% due 09/30/2040	15,100	14,237
5.300% due 06/01/2042	600	574
7.250% due 01/15/2033	1,900	2,101
7.500% due 09/01/2038	2,590	2,966

ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,556
4.450% due 09/01/2049	6,000	4,322
4.950% due 07/13/2047	4,900	3,877
5.200% due 07/15/2048	67,423	55,263
6.050% due 09/01/2033	10,000	9,830
6.625% due 09/01/2053	35,000	34,314
7.150% due 01/15/2051	7,000	7,083

Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	17,438
3.000% due 06/15/2028	1,000	859
3.150% due 01/01/2026	25,532	23,757
3.250% due 06/01/2031	9,500	7,559
3.300% due 03/15/2027	4,910	4,437
3.300% due 12/01/2027	8,000	7,074
3.300% due 08/01/2040	11,300	7,249
3.400% due 08/15/2024	1,000	976
3.500% due 08/01/2050	68,788	41,031
3.750% due 02/15/2024	1,800	1,783
3.750% due 08/15/2042	18,181	11,689
3.950% due 12/01/2047	12,183	7,813
4.000% due 12/01/2046	22,370	14,230
4.200% due 06/01/2041	2,000	1,408
4.250% due 03/15/2046	26,543	17,599
4.300% due 03/15/2045	9,100	6,172
4.500% due 07/01/2040	25,910	19,309
4.500% due 12/15/2041	22,000	15,088
4.600% due 06/15/2043	19,804	14,249
4.650% due 08/01/2028	17,000	15,610
4.750% due 02/15/2044	15,157	11,219
4.950% due 07/01/2050	42,877	32,015
5.250% due 03/01/2052	2,000	1,545
6.700% due 04/01/2053	33,696	31,723
6.750% due 01/15/2053	18,400	17,272

PacifiCorp
2.700% due 09/15/2030	1,200	981
2.900% due 06/15/2052	22,703	12,531
3.300% due 03/15/2051	16,000	9,560
4.125% due 01/15/2049	6,400	4,511
4.150% due 02/15/2050	5,545	3,904
5.350% due 12/01/2053	18,555	15,443
5.500% due 05/15/2054	20,800	17,690
6.250% due 10/15/2037	10,000	9,965

PECO Energy Co.
2.800% due 06/15/2050	6,500	3,859
4.150% due 10/01/2044	8,900	6,970
4.600% due 05/15/2052	9,400	7,795
4.800% due 10/15/2043	1,185	994

Pennsylvania Electric Co.
6.150% due 10/01/2038	2,409	2,325

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	9,140
4.875% due 07/17/2049	11,200	8,348
6.250% due 01/25/2049	1,200	1,086

PG&E Recovery Funding LLC
5.256% due 01/15/2040	5,000	4,863
5.536% due 07/15/2049	8,000	7,551

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	5,631
5.050% due 05/15/2052	5,000	4,148

Plains All American Pipeline LP
4.500% due 12/15/2026	550	526
5.150% due 06/01/2042	300	238
6.700% due 05/15/2036	2,533	2,423

PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	10,526
5.200% due 07/15/2041	5,500	4,879
5.250% due 05/15/2053	8,315	7,612

Progress Energy, Inc.
6.000% due 12/01/2039	700	679
7.750% due 03/01/2031	12,091	13,199

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Service Co. of Colorado
3.200% due 03/01/2050	$10,500	$6,607
3.800% due 06/15/2047	5,000	3,526
3.950% due 03/15/2043	1,500	1,096
4.100% due 06/15/2048	4,000	2,928
4.500% due 06/01/2052	4,600	3,597
5.250% due 04/01/2053	13,700	11,956
6.250% due 09/01/2037	700	705

Public Service Co. of New Hampshire
3.600% due 07/01/2049	4,700	3,318

Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,394
6.625% due 11/15/2037	1,135	1,151

Public Service Electric & Gas Co.
3.000% due 03/01/2051	2,600	1,635

Puget Energy, Inc.
4.100% due 06/15/2030	6,010	5,243
4.224% due 03/15/2032 (i)	9,500	8,119

Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	2,891
5.448% due 06/01/2053	4,400	4,042
5.764% due 07/15/2040	8,200	7,649

Rio Oil Finance Trust
9.750% due 01/06/2027	9,176	9,486

San Diego Gas & Electric Co.
2.950% due 08/15/2051	15,400	9,356
3.320% due 04/15/2050	10,305	6,611
3.700% due 03/15/2052	15,130	10,517
3.750% due 06/01/2047	7,550	5,371
3.950% due 11/15/2041	1,968	1,456
4.100% due 06/15/2049	14,172	10,537
4.150% due 05/15/2048	12,140	9,271
4.500% due 08/15/2040	2,600	2,185
5.350% due 04/01/2053	28,175	25,655

Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043	47,700	42,927
5.500% due 04/08/2044	37,700	35,174

SCE Recovery Funding LLC
5.112% due 12/14/2049	3,000	2,722

Sempra
3.250% due 06/15/2027	3,300	3,019
3.400% due 02/01/2028	1,000	911
4.000% due 02/01/2048	8,424	6,090
6.000% due 10/15/2039	15,145	14,413

Sierra Pacific Power Co.
5.900% due 03/15/2054	4,800	4,609

Southern California Edison Co.
2.750% due 02/01/2032	6,800	5,443
2.950% due 02/01/2051	13,000	7,705
3.450% due 02/01/2052	14,000	8,947
3.650% due 02/01/2050	12,765	8,641
3.650% due 06/01/2051	31,200	20,755
3.700% due 08/01/2025	5,000	4,812
3.900% due 12/01/2041	42,994	31,126
3.900% due 03/15/2043	6,655	4,881
4.000% due 04/01/2047	105,850	76,704
4.050% due 03/15/2042	3,834	2,880
4.125% due 03/01/2048	25,468	18,902
4.500% due 09/01/2040	445	364
4.650% due 10/01/2043	40,550	32,962
4.875% due 03/01/2049	8,096	6,633
5.450% due 06/01/2052	17,600	15,600
5.700% due 03/01/2053	6,900	6,353
5.750% due 04/01/2035	8,073	7,879
5.875% due 12/01/2053	7,500	7,066
6.000% due 01/15/2034	5,900	5,871
6.050% due 03/15/2039	17,000	16,386
6.650% due 04/01/2029	6,995	7,182

Southern California Gas Co.
3.750% due 09/15/2042	4,900	3,526
3.950% due 02/15/2050	8,127	5,781
4.300% due 01/15/2049	1,942	1,468
5.125% due 11/15/2040	1,300	1,146
5.200% due 06/01/2033	3,500	3,315

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	8,367
5.875% due 03/15/2041	7,500	7,037

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwest Gas Corp.
4.050% due 03/15/2032	$11,400	$9,856

Southwestern Electric Power Co.
2.750% due 10/01/2026	900	827
3.250% due 11/01/2051	550	331
3.850% due 02/01/2048	20,000	13,714
5.300% due 04/01/2033	7,000	6,616
6.200% due 03/15/2040	14,340	13,789

Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	11,122
5.150% due 06/01/2052	13,000	10,785
6.000% due 10/01/2036	2,000	1,948

System Energy Resources, Inc.
6.000% due 04/15/2028	5,400	5,286

T-Mobile USA, Inc.
6.000% due 06/15/2054	5,700	5,437

Tampa Electric Co.
4.450% due 06/15/2049	18,500	14,477

Targa Resources Partners LP
4.875% due 02/01/2031	12,800	11,479

Telefonica Europe BV
8.250% due 09/15/2030	8,650	9,629

Toledo Edison Co.
2.650% due 05/01/2028	16,667	14,255
6.150% due 05/15/2037	1,900	1,907

Union Electric Co.
3.900% due 04/01/2052	31,000	22,731
5.450% due 03/15/2053	15,600	14,422

Verizon Communications, Inc.
2.987% due 10/30/2056	31,103	17,283
3.000% due 11/20/2060	500	271
3.400% due 03/22/2041	11,100	7,875
3.550% due 03/22/2051	400	263
3.700% due 03/22/2061	400	255
3.850% due 11/01/2042	14,860	10,995
3.875% due 03/01/2052	30,300	21,350
4.862% due 08/21/2046	10,520	8,705

Virginia Electric & Power Co.
3.800% due 09/15/2047	12,700	9,032
4.000% due 11/15/2046	10,600	7,749
4.600% due 12/01/2048	4,744	3,843
5.450% due 04/01/2053	15,000	13,674
6.000% due 05/15/2037	400	397

Vodafone Group PLC
4.875% due 06/19/2049	27,355	21,860
5.125% due 06/19/2059	22,200	17,638
5.750% due 02/10/2063	3,900	3,424
6.250% due 11/30/2032	2,650	2,684
7.000% due 04/04/2079 •	5,700	5,667

Washington Gas Light Co.
3.650% due 09/15/2049	1,400	937

Wisconsin Electric Power Co.
4.300% due 10/15/2048	23,335	18,290
5.700% due 12/01/2036	220	215

Wisconsin Power & Light Co.
3.950% due 09/01/2032	5,000	4,408

Wisconsin Public Service Corp.
2.850% due 12/01/2051	21,000	12,314
3.300% due 09/01/2049	3,100	2,025

Xcel Energy, Inc.
4.600% due 06/01/2032	10,000	9,082
5.450% due 08/15/2033	10,000	9,553
6.500% due 07/01/2036	6,900	6,973

		3,889,713

Total Corporate Bonds & Notes (Cost $23,196,028)		18,843,472

MUNICIPAL BONDS & NOTES 2.6%

CALIFORNIA 1.0%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	7,000	7,932

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	4,800	5,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	$28,895	$33,294
7.043% due 04/01/2050	15,775	18,353

Burbank, California Water Revenue Bonds, (BABs), Series 2010
5.797% due 06/01/2040	2,220	2,228

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	4,693

California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	2,677

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,591
7.550% due 04/01/2039	12,135	14,305

California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	8,896

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	9,010	10,098

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,064

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	870	791
3.714% due 06/01/2041	13,800	9,705

Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	10,703

Los Angeles Community College District, California General Obligation Bonds, Series 2020
2.106% due 08/01/2032	6,500	5,096

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	16,591
7.618% due 08/01/2040	5,200	6,006

Los Angeles Department of Water & Power System, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	400	454

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	1,830

Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	100	99

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,100

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	900	1,002

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	548

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,400	11,604

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	4,659

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	27,103

Riverside County, California Revenue Bonds, Series 2020
3.818% due 02/15/2038	2,500	2,144

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,800	1,897

University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	4,970	4,030
4.858% due 05/15/2112	27,844	22,993

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	99

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	$7,803	$6,322

		250,954

GEORGIA 0.2%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,271	2,419
6.655% due 04/01/2057	41,823	44,586

		47,005

ILLINOIS 0.1%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	929

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	15,955	17,303

Chicago, Illinois General Obligation Bonds, Series 2015
7.750% due 01/01/2042	4,859	4,973

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	2,920

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	5,000	5,141

		31,266

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	1,890

MASSACHUSETTS 0.0%

Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	2,965	3,002

MICHIGAN 0.1%

Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	16,800	11,915

University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	10,303
2.562% due 04/01/2050	7,000	4,199

University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	7,400	5,669

		32,086

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2036 (e)	6,375	2,951

NEW JERSEY 0.1%

New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	8,980	10,181

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	4,810

NEW YORK 0.4%

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	800	787

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	$6,700	$6,395
5.572% due 11/01/2038	9,000	9,030

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	480	464

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,200	1,170

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	492
5.389% due 03/15/2040	200	192

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	2,706

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	9,410	9,434

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	498

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	182

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	69,528

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	2,547

		103,425

OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	1,000	1,047

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	40,725	51,070

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,210
7.734% due 02/15/2033	7,325	8,188

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	56

		61,571

OREGON 0.1%

State of Oregon Department of Transportation Revenue Bonds, (BABs), Series 2010
5.834% due 11/15/2034	9,200	9,554

PENNSYLVANIA 0.1%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	11,879

TEXAS 0.2%

Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	14,000	14,950

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	11,625
0.000% due 02/15/2035 (e)	8,205	4,260

Texas Transportation Commission State Highway Reveue Bonds, Series 2010
5.178% due 04/01/2030	16,000	15,821

University of Texas System Revenue Bonds, Series 2020
2.439% due 08/15/2049	8,700	5,210

		51,866

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
VIRGINIA 0.0%

University of Virginia Revenue Bonds, (BABs), Series 2009
6.200% due 09/01/2039	$1,245	$1,319

WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,900	906
0.000% due 04/01/2037 (e)	2,150	959
0.000% due 04/01/2038 (e)	2,800	1,166
0.000% due 04/01/2039 (e)	2,500	970

		4,001

Total Municipal Bonds & Notes (Cost $675,026)		627,760

U.S. GOVERNMENT AGENCIES 12.3%

Freddie Mac
4.313% due 10/25/2052 ~	18,576	16,649
4.471% due 08/15/2032 ~	2	2

Ginnie Mae
4.500% due 09/15/2033	4	4
8.500% due 09/15/2030	3	3

Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	7,118	6,242
4.000% due 10/01/2040 - 08/01/2049	628	570
7.000% due 11/01/2026	2	2

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	218,700	181,137
3.500% due 11/01/2053	385,564	331,916
4.000% due 10/01/2053 - 11/01/2053	1,615,150	1,439,141
4.500% due 10/01/2053 - 11/01/2053	229,000	210,340
5.000% due 10/01/2053 - 11/01/2053	842,700	795,312

Total U.S. Government Agencies (Cost $3,066,964)		2,981,318

U.S. TREASURY OBLIGATIONS 27.4%

U.S. Treasury Bonds
1.125% due 05/15/2040 (j)(l)	35,339	20,299
1.375% due 11/15/2040 (j)(l)(n)	401,150	237,587
1.750% due 08/15/2041 (j)(l)	240,300	149,746
1.875% due 02/15/2041 (j)	2,013,386	1,299,656
2.000% due 11/15/2041 (j)	103,500	67,204
2.250% due 05/15/2041 (j)(l)	86,300	59,247
2.250% due 02/15/2052 (j)	660,927	405,812
2.375% due 02/15/2042 (j)	693,100	479,308
2.500% due 02/15/2045 (l)	498,818	338,875
2.500% due 02/15/2046 (j)(l)	185,185	124,342
2.500% due 05/15/2046 (j)(l)	189,000	126,656
2.750% due 11/15/2042 (j)	100,000	73,037
2.750% due 08/15/2047 (l)	216,500	151,190
2.750% due 11/15/2047 (j)(l)	100,512	70,119
2.875% due 08/15/2045 (l)	170,392	123,468
2.875% due 05/15/2049 (j)	597,100	426,087
2.875% due 05/15/2052 (l)	236,243	167,557
3.000% due 08/15/2048 (j)(l)(n)	145,464	106,368
3.125% due 02/15/2043 (j)(l)	321,900	249,278
3.125% due 05/15/2048 (j)(l)(n)	91,885	68,837
3.250% due 05/15/2042 (j)(l)	368,086	293,398
3.375% due 08/15/2042 (j)(l)	171,500	138,992
3.625% due 02/15/2053	13,630	11,276
3.625% due 05/15/2053 (j)	122,155	101,169
3.875% due 02/15/2043	183,300	159,557
4.000% due 11/15/2052	210,654	186,758
4.375% due 08/15/2043 (j)	245,010	228,625

U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	104,499	58,291
0.125% due 02/15/2052	88,070	48,459

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.250% due 02/15/2050		$11,058	$6,522
0.875% due 02/15/2047		10,891	7,952
1.000% due 02/15/2049		10,569	7,812
1.500% due 02/15/2053		132,640	109,863

U.S. Treasury Notes
3.875% due 05/15/2043 (j)		388,100	337,465
3.875% due 08/15/2033 (j)		81,190	76,725
4.125% due 11/15/2032 (j)(l)(n)		100,000	96,461

U.S. Treasury STRIPS
0.000% due 11/15/2041 (e)		35,800	14,232
0.000% due 02/15/2042 (e)		17,670	6,935
0.000% due 05/15/2042 (e)		21,000	8,146
0.000% due 11/15/2042 (e)		26,900	10,195

Total U.S. Treasury Obligations (Cost $8,817,273)			6,653,506

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037		20,220	15,288

BANK
2.283% due 09/15/2064		7,400	6,228

BIG Commercial Mortgage Trust
6.674% due 02/15/2039 •		5,600	5,512

CityLine Commercial Mortgage Trust
2.871% due 11/10/2031 ~		2,880	2,663

COLT Mortgage Loan Trust
6.790% due 12/25/2067 þ		8,615	8,643

Countrywide Home Loan Mortgage Pass-Through Trust
6.094% due 02/25/2035 •		8	7

DC Commercial Mortgage Trust
6.314% due 09/12/2040		2,000	1,997

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		6,100	5,492

Merrill Lynch Mortgage Investors Trust
6.184% due 01/25/2029 «•		17	16
6.706% due 03/25/2028 «•		5	4

Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039		9,900	8,715

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		10,122	9,321
6.864% due 10/25/2063 þ		7,500	7,500

One New York Plaza Trust
6.397% due 01/15/2036 •		8,000	7,613

Structured Adjustable Rate Mortgage Loan Trust
5.918% due 09/25/2034 «~		113	107

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	4,052	4,950

Towd Point Mortgage Trust
6.434% due 05/25/2058 •		$1,297	1,309

VASA Trust
6.347% due 07/15/2039 •		1,000	878

Total Non-Agency Mortgage-Backed Securities (Cost $96,688)			86,243

ASSET-BACKED SECURITIES 1.0%

AASET Trust
3.844% due 01/16/2038		5,928	3,912

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ		7,858	5,108

Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 11/15/2036 •		15,000	14,808

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(a)		6,550	6,550

Finance America Mortgage Loan Trust
6.304% due 11/25/2034 •		4,892	4,708

JP Morgan Mortgage Acquisition Corp.
6.154% due 12/25/2035 •		343	341

KDAC Aviation Finance Ltd.
4.212% due 12/15/2042		3,469	2,893

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042		$13,833	$11,724

LCM LP
6.608% due 04/20/2031 •		11,763	11,717

LoanCore Issuer Ltd.
6.747% due 07/15/2036 •		2,320	2,280

Magnetite Ltd.
6.692% due 10/18/2031 •		10,000	9,985

MAPS Ltd.
4.212% due 05/15/2043		4,100	3,680

METAL LLC
4.581% due 10/15/2042		11,346	6,992

MF1 Ltd.
6.525% due 10/16/2036 •		15,000	14,742

Morgan Stanley ABS Capital, Inc. Trust
6.289% due 03/25/2034 •		3,315	3,281

Northwoods Capital Ltd.
7.271% due 06/15/2031 •		2,285	2,291

RBSSP Resecuritization Trust
5.589% due 11/26/2036 •		210	206

Sapphire Aviation Finance Ltd.
4.250% due 03/15/2040		4,756	3,972

Saranac CLO Ltd.
6.871% due 11/20/2029 •		3,268	3,257

SBA Tower Trust
3.869% due 10/15/2049 þ		11,400	11,099

Soundview Home Loan Trust
5.894% due 06/25/2036 •		6,310	5,972

Start Ltd.
4.089% due 03/15/2044		3,609	3,204

Structured Asset Securities Corp. Mortgage Loan Trust
6.434% due 08/25/2037 •		70	69

Symphony CLO Ltd.
0.000% due 04/25/2034 •(a)		14,900	14,900

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035		25,000	24,539
5.169% due 04/01/2041		25,300	24,201

Venture CLO Ltd.
6.718% due 04/20/2032 •		8,000	7,872

Vertical Bridge Holdings LLC
2.636% due 09/15/2050		25,000	22,940
3.706% due 02/15/2057		7,100	5,542

Wind River CLO Ltd.
6.572% due 10/18/2030 •		6,202	6,184
6.622% due 07/18/2031 •		5,079	5,049

Total Asset-Backed Securities (Cost $262,842)			244,018

SOVEREIGN ISSUES 1.6%

Australia Government International Bond
1.000% due 11/21/2031	AUD	64,750	32,023

Brazil Government International Bond
5.000% due 01/27/2045		$46,630	34,635

Chile Government International Bond
4.000% due 01/31/2052		3,200	2,341

Colombia Government International Bond
6.125% due 01/18/2041		200	157

Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	19,811
3.125% due 04/16/2030		13,700	12,305
3.875% due 04/16/2050		12,600	9,468

Israel Government International Bond
3.800% due 05/13/2060		2,100	1,405
3.875% due 07/03/2050		18,000	13,144
4.125% due 01/17/2048		13,300	10,217
4.500% due 04/03/2120		4,600	3,325

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	418,454	20,151
3.771% due 05/24/2061		$59,442	35,053
6.338% due 05/04/2053		1,564	1,427

Peru Government International Bond
5.940% due 02/12/2029	PEN	493	127

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.350% due 08/12/2028	PEN	18,200	$4,816

Poland Government International Bond
5.500% due 04/04/2053		$12,600	11,438

Qatar Government International Bond
4.400% due 04/16/2050		6,800	5,564
4.817% due 03/14/2049		4,000	3,480
5.103% due 04/23/2048		28,900	26,225

Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	7,293
2.875% due 04/13/2042		9,100	5,677
3.750% due 02/07/2034		2,900	2,427

Russia Government International Bond
5.250% due 06/23/2047 ^(b)		$13,600	4,964
5.625% due 04/04/2042 ^(b)		1,000	683
5.875% due 09/16/2043 ^(b)		400	254

Saudi Government International Bond
3.450% due 02/02/2061		13,100	8,056
4.000% due 04/17/2025		500	488
4.500% due 10/26/2046		47,700	37,728
4.625% due 10/04/2047		14,800	11,794
5.000% due 04/17/2049		15,000	12,583
5.000% due 01/18/2053		25,000	20,820

South Africa Government International Bond
4.850% due 09/30/2029		7,300	6,273
5.750% due 09/30/2049		38,900	25,866

State Agency of Roads of Ukraine
6.250% due 06/24/2030 ^(b)		1,000	271

Total Sovereign Issues (Cost $532,216)			392,289

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Drillco Holding Lux SA «(c)		179,471	4,711

Total Common Stocks (Cost $3,589)			4,711

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%		20,200	22,523

Total Convertible Preferred Securities (Cost $24,500)			22,523

PREFERRED SECURITIES 3.3%

BANKING & FINANCE 3.2%

AgriBank FCB
6.875% (US0003M + 4.225%) due 01/01/2024 ~(g)		130,000	13,016

American Express Co.
3.550% due 09/15/2026 •(g)		6,400,000	5,088

Bank of America Corp.
5.125% due 06/20/2024 •(g)		5,400,000	5,266
5.875% due 03/15/2028 •(g)		118,500,000	107,586

Bank of New York Mellon Corp.
4.700% due 09/20/2025 •(g)		3,700,000	3,577

Capital One Financial Corp.
3.950% due 09/01/2026 •(g)		16,000,000	12,041

Charles Schwab Corp.
4.000% due 06/01/2026 •(g)		11,000,000	9,206
4.000% due 12/01/2030 •(g)		58,300,000	41,182
5.000% due 06/01/2027 •(g)		950,000	798
5.000% due 12/01/2027 •(g)		16,550,000	12,687

Citigroup, Inc.
3.875% due 02/18/2026 •(g)		43,600,000	37,422
4.000% due 12/10/2025 •(g)		3,000,000	2,636
4.700% due 01/30/2025 •(g)		300,000	273
7.625% due 11/15/2028 •(g)		11,200	10,953

CoBank ACB
4.250% due 01/01/2027 •(g)		12,600,000	10,032
6.450% due 10/01/2027 •(g)		15,000,000	14,156

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(g)		8,500,000	6,325

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	101

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(g)	21,900,000	$17,688
7.500% due 02/10/2029 •(g)	3,500	3,470

HSBC Bank Capital Funding Sterling LP
5.844% due 11/05/2031 •(g)	8,956,000	10,904

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(g)	30,000,000	26,254
4.000% due 04/01/2025 •(g)	15,200,000	13,893
4.600% due 02/01/2025 •(g)	37,600,000	35,258
4.625% due 06/01/2026 (g)	829,000	16,224
5.000% due 08/01/2024 •(g)	35,100,000	34,079
6.100% due 10/01/2024 •(g)	73,300,000	72,669
6.125% due 04/30/2024 •(g)	29,650,000	29,449
6.750% due 02/01/2024 •(g)	26,742,000	26,728
8.934% (TSFR3M + 3.562%) due 11/01/2023 ~(g)	8,410,000	8,453

MetLife Capital Trust
7.875% due 12/15/2067	23,640,000	24,513

Morgan Stanley
6.500% due 10/15/2027 (g)	618,300	15,544

Nationwide Building Society
10.250% ~	3,993	555

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(g)	9,200,000	6,819
6.000% due 05/15/2027 •(g)	17,300,000	15,237
6.250% due 03/15/2030 •(g)	9,500,000	8,198

State Street Corp.
5.625% due 12/15/2023 •(g)	2,750,000	2,682
5.900% due 03/15/2024 ~(g)	52,750	1,322

SVB Financial Group
4.100% due 02/15/2031 ^(b)(g)	12,900,000	466

Truist Financial Corp.
5.100% due 03/01/2030 •(g)	15,934,000	13,671

	SHARES	MARKET VALUE (000S)

U.S. Bancorp
5.300% due 04/15/2027 •(g)	20,300,000	$17,025

Wells Fargo & Co.
3.900% due 03/15/2026 •(g)	37,874,000	33,070
5.900% due 06/15/2024 ~(g)	47,725,000	47,058
7.625% due 09/15/2028 •(g)	8,800	8,915

		782,388

UTILITIES 0.1%

Dominion Energy, Inc.
4.350% due 01/15/2027 •(g)	5,000,000	4,329

Sempra
4.875% due 10/15/2025 •(g)	13,200,000	12,544

		16,873

Total Preferred Securities (Cost $898,297)		799,261

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

U.S. TREASURY BILLS 0.1%
5.439% due 10/19/2023 - 12/28/2023 (a)(d)(e)(j)	$30,052	29,776

Total Short-Term Instruments (Cost $29,776)		29,776

Total Investments in Securities (Cost $37,783,811)		30,860,833

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	813,465	$7,908

Total Short-Term Instruments (Cost $7,907)		7,908

Total Investments in Affiliates (Cost $7,907)		7,908

Total Investments 126.9% (Cost $37,791,718)		$30,868,741

Financial Derivative Instruments (k)(m) 0.0% (Cost or Premiums, net $210,613)		754

Other Assets and Liabilities, net (26.9)%		(6,550,322)

Net Assets 100.0%		$24,319,173

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

(i)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.561%	05/01/2032	04/27/2021	$6,945	$5,379	0.02%
Citigroup, Inc.	3.057	01/25/2033	10/19/2022	5,864	5,932	0.02
Citigroup, Inc.	3.785	03/17/2033	03/10/2022	14,425	12,039	0.05
Deutsche Bank AG	2.129	11/24/2026	01/11/2023	11,093	11,037	0.05
Deutsche Bank AG	3.729	01/14/2032	02/02/2022 - 01/11/2023	33,417	26,818	0.11
Morgan Stanley	0.000	04/02/2032	02/11/2020 - 08/23/2021	54,119	36,765	0.15
Oracle Corp.	3.650	03/25/2041	03/22/2021	18,386	13,211	0.06

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Oracle Corp.	3.950%	03/25/2051	03/22/2021 - 06/20/2023	$15,408	$12,352	0.05%
Oracle Corp.	4.100	03/25/2061	03/22/2021 - 09/01/2023	59,154	39,030	0.16
Oracle Corp.	6.900	11/09/2052	11/07/2022	19,988	20,623	0.08
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	25,742	0.11
Puget Energy, Inc.	4.224	03/15/2032	03/14/2022	9,500	8,119	0.03

				$272,299	$217,047	0.89%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	(0.990)%	09/29/2023	10/02/2023		$(208,971)	$(208,954)
	5.410	09/26/2023	10/11/2023		(2,494)	(2,496)
	5.420	09/19/2023	10/05/2023		(11,117)	(11,139)
	5.420	09/19/2023	10/11/2023		(29,308)	(29,366)
	5.420	09/22/2023	10/04/2023		(2,257)	(2,260)
	5.420	09/26/2023	10/04/2023		(3,281)	(3,284)
	5.420	09/26/2023	10/11/2023		(18,375)	(18,392)
BPS	4.500	09/28/2023	TBD	(2)	(697)	(697)
BRC	5.200	07/28/2023	TBD	(2)	(8,621)	(8,703)
BSN	5.430	09/08/2023	10/12/2023		(34,680)	(34,806)
	5.430	10/02/2023	10/12/2023		(16,187)	(16,188)
CIB	5.410	09/14/2023	10/11/2023		(34,000)	(34,092)
	5.410	09/22/2023	10/11/2023		(3,319)	(3,324)
DEU	5.410	09/29/2023	10/05/2023		(81,306)	(81,342)
	5.430	09/26/2023	10/05/2023		(13,322)	(13,334)
GRE	5.420	09/26/2023	10/05/2023		(3,937)	(3,941)
	5.430	09/26/2023	10/05/2023		(1,181)	(1,182)
	5.450	09/29/2023	10/05/2023		(28,969)	(28,982)
IND	3.000	09/22/2023	10/05/2023		(21,735)	(21,753)
JML	4.250	09/22/2023	TBD	(2)	(2,334)	(2,337)
	4.750	09/22/2023	TBD	(2)	(654)	(655)
NXN	5.420	09/14/2023	10/12/2023		(996,192)	(998,891)
RDR	4.500	07/28/2023	TBD	(2)	(13,492)	(13,603)
SGY	5.360	09/29/2023	10/04/2023		(77,232)	(77,266)
STR	5.390	09/29/2023	10/02/2023		(1,288,088)	(1,288,666)
	5.400	10/02/2023	10/03/2023		(1,198,479)	(1,198,479)

Total Reverse Repurchase Agreements						$(4,104,132)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	5.350%	09/29/2023	10/12/2023	$(1,011)	$(1,011)
BPG	5.410	08/29/2023	10/05/2023	(4,328)	(4,350)
	5.410	09/05/2023	10/05/2023	(1,868)	(1,876)
	5.410	09/26/2023	10/05/2023	(2,492)	(2,495)
	5.420	08/29/2023	10/05/2023	(1,168)	(1,174)
	5.420	09/22/2023	10/05/2023	(2,656)	(2,660)
	5.420	09/26/2023	10/11/2023	(14,233)	(14,246)
	5.420	09/26/2023	10/12/2023	(3,673)	(3,676)
	5.420	09/29/2023	10/11/2023	(14,995)	(15,002)
	5.420	09/29/2023	10/12/2023	(970)	(970)
	5.420	10/02/2023	10/11/2023	(11,023)	(11,022)
	5.430	08/29/2023	10/05/2023	(3,091)	(3,107)
	5.430	09/26/2023	10/11/2023	(5,641)	(5,646)
GSC	5.430	09/14/2023	10/04/2023	(2,383)	(2,390)
	5.430	09/22/2023	10/04/2023	(3,588)	(3,593)
MSC	5.400	09/05/2023	10/04/2023	(5,122)	(5,143)
	5.400	09/08/2023	10/04/2023	(3,471)	(3,484)
	5.430	09/26/2023	10/05/2023	(20,201)	(20,220)
TDM	5.420	08/29/2023	10/05/2023	(3,091)	(3,107)
	5.420	09/01/2023	10/05/2023	(1,463)	(1,470)
	5.420	09/06/2023	10/05/2023	(16,097)	(16,160)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	103

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
	5.420%	09/13/2023	10/05/2023	$(9,192)	$(9,218)
	5.420	09/14/2023	10/05/2023	(1,294)	(1,297)
	5.420	09/18/2023	10/05/2023	(7,383)	(7,399)
	5.420	09/19/2023	10/05/2023	(15,711)	(15,742)
	5.420	09/27/2023	10/04/2023	(2,945)	(2,947)
	5.430	09/12/2023	10/04/2023	(4,293)	(4,306)
UBS	5.410	09/14/2023	10/12/2023	(29,208)	(29,287)
	5.410	09/19/2023	10/12/2023	(20,296)	(20,336)
	5.410	09/20/2023	10/12/2023	(338)	(338)
	5.410	09/22/2023	10/12/2023	(25,901)	(25,940)
	5.410	09/25/2023	10/12/2023	(1,324)	(1,326)
	5.410	09/27/2023	10/12/2023	(72)	(72)
	5.410	09/28/2023	10/12/2023	(79)	(79)
	5.420	08/07/2023	10/10/2023	(537,912)	(542,511)
	5.420	08/10/2023	10/10/2023	(3,157)	(3,182)
	5.420	08/15/2023	10/10/2023	(34,469)	(34,718)
	5.420	08/22/2023	10/10/2023	(2,081)	(2,094)
	5.420	08/23/2023	10/10/2023	(14,035)	(14,120)
	5.420	08/25/2023	10/10/2023	(2,271)	(2,284)
	5.420	08/29/2023	10/10/2023	(3,847)	(3,867)
	5.420	08/31/2023	10/10/2023	(4,167)	(4,187)
	5.420	09/01/2023	10/10/2023	(6,480)	(6,510)
	5.420	09/05/2023	10/10/2023	(3,382)	(3,395)
	5.420	09/06/2023	10/10/2023	(11,867)	(11,914)
	5.420	09/11/2023	10/30/2023	(193,346)	(193,957)
	5.420	09/12/2023	10/10/2023	(335)	(336)
	5.420	09/19/2023	10/30/2023	(21,712)	(21,754)
	5.420	09/20/2023	10/30/2023	(338)	(338)
	5.420	09/21/2023	10/10/2023	(3,383)	(3,388)
	5.420	09/22/2023	10/10/2023	(930)	(932)
	5.420	09/25/2023	10/30/2023	(66)	(66)
	5.420	09/26/2023	10/30/2023	(3,022)	(3,024)
	5.420	09/27/2023	10/10/2023	(72)	(72)
	5.420	09/28/2023	10/30/2023	(85)	(85)
	5.420	09/29/2023	10/10/2023	(656)	(656)
	5.420	10/02/2023	10/10/2023	(1,556)	(1,556)
	5.420	10/02/2023	10/30/2023	(648)	(648)
	5.430	08/28/2023	10/25/2023	(891)	(896)
	5.430	09/26/2023	10/25/2023	(3,214)	(3,217)
	5.430	09/29/2023	10/25/2023	(3,280)	(3,282)

Total Sale-Buyback Transactions					$(1,104,078)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(275,891)	$0	$(275,891)	$134,262	$(141,629)
BPS	0	(697)	0	(697)	692	(5)
BRC	0	(8,703)	0	(8,703)	9,015	312
BSN	0	(50,994)	0	(50,994)	34,727	(16,267)
CIB	0	(37,416)	0	(37,416)	37,329	(87)
DEU	0	(94,676)	0	(94,676)	234,600	139,924
GRE	0	(34,105)	0	(34,105)	34,083	(22)
IND	0	(21,753)	0	(21,753)	21,431	(322)
JML	0	(2,992)	0	(2,992)	2,902	(90)
NXN	0	(998,891)	0	(998,891)	993,233	(5,658)
RDR	0	(13,603)	0	(13,603)	14,154	551
SGY	0	(77,266)	0	(77,266)	76,725	(541)
STR	0	(2,487,145)	0	(2,487,145)	1,308,322	(1,178,823)

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Master Securities Forward Transaction Agreement
BCY	$0	$0	$(1,011)	$(1,011)	$994	$(17)
BPG	0	0	(66,224)	(66,224)	64,938	(1,286)
BPS	0	0	0	0	1,214	1,214
GSC	0	0	(5,983)	(5,983)	5,745	(238)
MSC	0	0	(28,847)	(28,847)	27,956	(891)
TDM	0	0	(61,646)	(61,646)	61,505	(141)
UBS	0	0	(940,367)	(940,367)	939,697	(670)

Total Borrowings and Other Financing Transactions	$0	$(4,104,132)	$(1,104,078)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(25,996)	$(25,996)
U.S. Treasury Obligations	0	(2,863,470)	0	0	(2,863,470)

Total	$0	$(2,863,470)	$0	$(25,996)	$(2,889,466)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(1,104,078)	0	0	(1,104,078)

Total	$0	$(1,104,078)	$0	$0	$(1,104,078)

Total Borrowings	$0	$(3,967,548)	$0	$(25,996)	$(3,993,544)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(3,993,544)

(j)	Securities with an aggregate market value of $4,003,476 and cash of $49 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(3,874,712) at a weighted average interest rate of 5.157%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1,952) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(1,214,666) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	325	$325	$(116)	$(157)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	325	325	(102)	(68)

Total Written Options					$(218)	$(225)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2023	159	$	18,091	$(982)	$44	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	105

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	10,355	$	(2,447,663)	$71,931	$0	$(129)
Euro-Bund December Futures	12/2023	1,105		(150,285)	3,946	1,811	(1,811)
Japan Government 10-Year Bond December Futures	12/2023	176		(170,724)	1,272	389	0
U.S. Treasury 10-Year Note December Futures	12/2023	2,063		(222,933)	5,437	0	(419)
U.S. Treasury 10-Year Ultra December Futures	12/2023	137		(15,284)	398	53	0
United Kingdom Long Gilt December Futures	12/2023	10		(1,149)	(5)	25	(16)

					$82,979	$2,278	$(2,375)

Total Futures Contracts					$81,997	$2,322	$(2,375)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	1.065%	$7,500	$305	$(272)	$33	$0	$(5)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.854	12,500	269	(406)	(137)	14	0

						$574	$(678)	$(104)	$14	$(5)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2025	0.733%	$	11,600	$2,127	$(1,068)	$1,059	$2	$0
AES Corp.	5.000	Quarterly	06/20/2027	1.220		15,000	2,072	(146)	1,926	0	(7)
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		87,600	(468)	332	(136)	0	(11)
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.533	EUR	3,700	5	0	5	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.038	$	2,000	40	(35)	5	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.047		17,050	409	(287)	122	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597		2,200	(16)	39	23	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.634		1,000	(6)	17	11	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.688		2,200	(49)	73	24	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.413	EUR	5,600	86	(10)	76	2	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919		11,800	20	28	48	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	0.807	$	5,300	453	(394)	59	2	0
General Electric Co.	1.000	Quarterly	12/20/2023	0.202		13,200	192	(164)	28	1	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.215		10,700	169	(105)	64	0	0
General Electric Co.	1.000	Quarterly	12/20/2024	0.268		59,200	518	19	537	3	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		5,200	62	17	79	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		5,100	68	16	84	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		1,600	227	(11)	216	8	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.044		6,800	744	(657)	87	2	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.533		4,900	890	(421)	469	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.498		15,900	469	(260)	209	0	(2)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.434		17,700	390	(265)	125	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.912	EUR	31,750	(1,210)	1,271	61	0	(19)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.986	$	10,800	1,878	(764)	1,114	0	(4)
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.834	EUR	5,100	44	(4)	40	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.826		7,700	82	(18)	64	6	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844	$	10,000	240	(191)	49	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		45,200	(132)	111	(21)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		9,700	(24)	(5)	(29)	3	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.200	EUR	9,600	227	(165)	62	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331		13,350	26	(220)	(194)	3	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.488	$	10,900	78	92	170	1	0

							$9,611	$(3,175)	$6,436	$44	$(47)

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.EM-30 5-Year Index	1.000%	Quarterly	12/20/2023	$	167,875	$(89)	$116	$27	$0	$(265)
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024		34,916	(6)	113	107	0	(59)
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024		5,270	(15)	34	19	0	(10)
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025		36,892	(1,371)	73	(1,298)	0	(48)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026		276	(8)	3	(5)	0	(1)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		34,408	(1,244)	473	(771)	0	(73)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		400	(30)	12	(18)	0	(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		9,800	(490)	(43)	(533)	0	(17)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		1,038,200	14,438	(361)	14,077	0	(132)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		7,484,900	96,000	(3,848)	92,152	0	(1,361)
iTraxx Europe Main 39 5-Year Index	1.000	Quarterly	06/20/2028	EUR	57,460	641	89	730	112	0
iTraxx Europe Main 40 5-Year Index	1.000	Quarterly	12/20/2028		493,400	5,761	(502)	5,259	599	0

						$113,587	$(3,841)	$109,746	$711	$(1,967)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	12/15/2023	JPY	3,100,000	$(39)	$30	$(9)	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024		23,360,600	(157)	227	70	0	(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		290,200	(55)	79	24	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043		9,970,000	1,441	3,841	5,282	571	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	2,040,500	13,114	8,234	21,348	0	(995)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		275,000	1,177	36,817	37,994	0	(143)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		776,800	60,942	41,006	101,948	0	(518)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		584,500	37,865	22,783	60,648	0	(454)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		47,400	(185)	(1,844)	(2,029)	76	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		26,100	(98)	(928)	(1,026)	42	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		48,100	(170)	(1,331)	(1,501)	78	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		52,300	(186)	(1,209)	(1,395)	99	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		26,500	(102)	(147)	(249)	46	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		39,500	(153)	(169)	(322)	0	(322)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	169,500	(951)	(1,273)	(2,224)	4	(703)
Pay	6-Month EUR-EURIBOR	0.050	Annual	09/20/2028	EUR	285,000	0	(47,208)	(47,208)	118	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		37,000	(142)	(107)	(249)	0	(249)
Receive(6)	6-Month EUR-EURIBOR	3.250	Annual	12/15/2033		96,500	(981)	1,900	919	34	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		167,000	(5,464)	559	(4,905)	815	(41)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		37,560	3,672	19,493	23,165	0	(100)
Receive	6-Month EUR-EURIBOR	0.495	Annual	09/20/2053		50,000	0	26,070	26,070	0	(140)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		74,600	4,915	(647)	4,268	0	(806)
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025	CAD	378,500	(6,713)	148	(6,565)	237	0
Pay(6)	CAONREPO Index	3.750	Semi-Annual	12/20/2025		950,700	(12,701)	(2,216)	(14,917)	791	0

							$95,029	$104,108	$199,137	$2,913	$(4,480)

Total Swap Agreements							$218,801	$96,414	$315,215	$3,682	$(6,499)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$2,322	$4,062	$6,384	$(225)	$(2,718)	$(6,499)	$(9,442)

(l)

Securities with an aggregate market value of $516,338 and cash of $20,834 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	107

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(343) for closed futures and unsettled variation margin asset of $380 for closed swap agreements is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	EUR	2,759		$2,914	$0	$(3)
	11/2023		$2,917	EUR	2,759	3	0

BPS	10/2023	EUR	23,878		$25,569	308	0
	10/2023	GBP	1,114		1,355	0	(4)
	10/2023		$41,468	EUR	39,132	0	(96)
	10/2023		1,308	JPY	193,700	0	(12)
	11/2023	CAD	4,136		$3,056	18	(9)
	11/2023	EUR	39,132		41,519	96	0
	11/2023		$1,730	CAD	2,350	2	0
	11/2023		1,124	EUR	1,059	0	(3)
	11/2023		1,355	GBP	1,114	4	0

BRC	10/2023	AUD	956		$613	0	(2)
	10/2023		$1,354	GBP	1,114	5	0

BSH	11/2023	CAD	4,492		$3,343	34	0

CBK	10/2023	MXN	28,000		1,608	5	0
	11/2023	CAD	128		95	1	0
	11/2023	PEN	33,177		8,924	183	0
	11/2023		$310	PEN	1,177	0	0

GLM	10/2023	MXN	260,992		$14,779	4	(169)
	12/2023		65,218		3,759	62	0

JPM	10/2023	JPY	193,700		1,303	7	0
	11/2023	CAD	5,140		3,808	21	0
	12/2023	MXN	84		5	0	0

MBC	10/2023	EUR	41,720		44,909	800	0
	10/2023	GBP	47,234		59,421	1,791	0
	10/2023		$5,699	EUR	5,347	0	(46)

MYI	10/2023	AUD	6,951		$4,485	16	0
	10/2023		$20,172	AUD	31,449	49	0
	11/2023	AUD	31,449		$20,193	0	(48)
	11/2023	CAD	5,028		3,740	36	0
	11/2023		$1,446	CAD	1,945	0	(13)

NGF	11/2023	GBP	1,807		3,000	5	0

RBC	11/2023	CAD	14		$10	0	0
	11/2023		$2,475	CAD	3,348	0	(9)

RYL	11/2023		1,423		1,928	0	(3)

TOR	10/2023		57,380	GBP	47,234	250	0
	11/2023	CAD	56		$41	0	0
	11/2023	GBP	47,234		57,390	0	(251)
	11/2023		$1,369	CAD	1,848	0	(7)

UAG	10/2023	AUD	34,621		$22,246	27	(40)
	10/2023		$7,110	AUD	11,079	13	0
	11/2023	AUD	11,079		$7,118	0	(12)

Total Forward Foreign Currency Contracts						$3,740	$(727)

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
GLM	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.130%	08/14/2024	250,000	$9,000	$12,627

MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	08/30/2024	100,000	3,700	7,385

Total Purchased Options							$12,700	$20,012

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	13,000	$(28)	$(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	13,000	(28)	(41)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	18,500	(62)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	18,500	(62)	(202)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	12,200	(43)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	12,200	(43)	(114)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	11,000	(38)	(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	11,000	(38)	(60)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	12,000	(49)	(40)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	12,000	(49)	(67)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	21,700	(56)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	21,700	(56)	(72)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	21,000	(45)	(45)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	21,000	(45)	(58)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	12,200	(46)	(40)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	12,200	(46)	(70)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	22,000	(45)	(36)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	22,000	(45)	(52)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	23,200	(83)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	23,200	(83)	(224)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	4,200	(15)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	4,200	(15)	(81)

GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.776	08/14/2024	1,000,000	(9,000)	(9,745)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	20,900	(54)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	20,900	(54)	(49)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	21,700	(42)	(15)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	21,700	(42)	(53)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	27,800	(96)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	27,800	(96)	(535)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	22,300	(88)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	22,300	(88)	(269)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	22,600	(77)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	22,600	(77)	(239)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	11,300	(48)	(41)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	11,300	(48)	(59)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	23,100	(65)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	23,100	(56)	(61)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	13,900	(51)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	13,900	(51)	(70)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	12,300	(51)	(45)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	12,300	(51)	(64)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	7,000	(38)	(16)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	7,000	(38)	(81)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	7,700	(44)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	7,700	(44)	(251)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	7,900	(42)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	7,900	(42)	(215)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	7,800	(41)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	7,800	(41)	(227)

MYC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.410	08/30/2024	400,000	(3,705)	(6,080)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	14,500	(51)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	14,500	(51)	(279)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	11,700	(41)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	11,700	(41)	(122)

							$(15,374)	$(19,831)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	109

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	14,000	$(86)	$(140)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	14,000	(68)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	14,500	(90)	(144)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	14,000	(80)	(163)

					$(324)	$(447)

Total Written Options					$(15,698)	$(20,278)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	1.451%	$	1,400	$(37)	$19	$0	$(18)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409		44,400	(859)	1,308	449	0
	Italy Government International Bond	1.000	Quarterly	12/20/2026	0.665		43,300	80	365	445	0

BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.377		1,950	(23)	26	3	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451		1,100	(30)	16	0	(14)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883		700	(62)	39	0	(23)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.423		8,800	98	(35)	63	0

BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.445		3,000	46	(25)	21	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.440		18,900	(79)	211	132	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.290		9,300	(242)	177	0	(65)
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.420		8,400	183	(77)	106	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.231		700	(7)	14	7	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.423		1,400	13	(3)	10	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.472		400	(4)	6	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	0.669		1,100	4	1	5	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.451		1,100	(29)	15	0	(14)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		300	(11)	4	0	(7)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.409		3,800	(92)	130	38	0
	Italy Government International Bond	1.000	Quarterly	12/20/2026	0.665		13,100	9	126	135	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.290		14,800	(239)	319	80	0

GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.290		9,400	(245)	179	0	(66)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		12,300	(498)	216	0	(282)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883		5,700	(508)	322	0	(186)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	1.402		8,800	1,230	(157)	1,073	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		16,900	(141)	269	128	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		5,200	(55)	(5)	0	(60)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.114		12,400	(498)	485	0	(13)

JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		200	(8)	3	0	(5)
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671		9,300	(73)	154	81	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.175		19,000	260	(142)	118	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.305		9,400	130	(49)	81	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.849		73,600	(936)	(861)	0	(1,797)

MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.418		8,300	0	83	83	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.696		3,400	(192)	114	0	(78)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.883		4,000	(357)	227	0	(130)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.126		18,300	357	(160)	197	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.392		14,000	(123)	229	106	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.550		1,500	(21)	36	15	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756		23,100	65	111	176	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895		16,700	(57)	122	65	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145		7,200	(139)	98	0	(41)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		31,300	(330)	(30)	0	(360)

								$(3,420)	$3,880	$3,619	$(3,159)

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,800	$(53)	$40	$0	$(13)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	12,019	(448)	402	0	(46)

MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	174	0	(54)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,298	(582)	523	0	(59)

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(140)	106	0	(34)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	(102)	0	(111)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	69	0	(23)

						$(1,552)	$1,212	$0	$(340)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
GST	Pay	iBoxx USD Investment Grade Corporate Bond ETF	250,000	5.180% (1-Month USD-LIBOR less a specified spread)	Monthly	01/10/2024	$	25,505	$0	$103	$103	$0

JPM	Pay	iBoxx USD Investment Grade Corporate Bond ETF	1,500,000	5.080% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023		153,030	0	608	608	0
	Pay	iBoxx USD Investment Grade Corporate Bond ETF	957,216	5.070% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/13/2023		97,655	0	234	234	0

									$0	$945	$945	$0

Total Swap Agreements									$(4,972)	$6,037	$4,564	$(3,499)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$3	$0	$894	$897	$(3)	$0	$(18)	$(21)	$876	$(930)	$(54)
BPS	428	0	66	494	(124)	(568)	(37)	(729)	(235)	0	(235)
BRC	5	0	276	281	(2)	(289)	(65)	(356)	(75)	0	(75)
BSH	34	0	0	34	0	0	0	0	34	0	34
CBK	189	0	260	449	0	(312)	(21)	(333)	116	637	753
FAR	0	0	0	0	0	(81)	0	(81)	(81)	312	231
GLM	66	12,627	0	12,693	(169)	(11,022)	0	(11,191)	1,502	(1,110)	392
GST	0	0	1,304	1,304	0	0	(666)	(666)	638	(1,600)	(962)
JPM	28	0	1,122	1,150	0	(1,209)	(1,802)	(3,011)	(1,861)	(5,647)	(7,508)
MBC	2,591	0	0	2,591	(46)	0	0	(46)	2,545	(2,640)	(95)
MYC	0	7,385	642	8,027	0	(6,490)	(722)	(7,212)	815	(520)	295
MYI	101	0	0	101	(61)	0	0	(61)	40	(58)	(18)
NGF	5	0	0	5	0	0	0	0	5	0	5
RBC	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
RYL	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
SAL	0	0	0	0	0	(307)	(145)	(452)	(452)	431	(21)
TOR	250	0	0	250	(258)	0	0	(258)	(8)	0	(8)
UAG	40	0	0	40	(52)	0	(23)	(75)	(35)	0	(35)

Total Over the Counter	$3,740	$20,012	$4,564	$28,316	$(727)	$(20,278)	$(3,499)	$(24,504)

(n)

Securities with an aggregate market value of $1,380 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	111

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,322	$2,322
Swap Agreements	0	864	0	0	3,198	4,062

	$0	$864	$0	$0	$5,520	$6,384

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,740	$0	$3,740
Purchased Options	0	0	0	0	20,012	20,012
Swap Agreements	0	3,619	945	0	0	4,564

	$0	$3,619	$945	$3,740	$20,012	$28,316

	$0	$4,483	$945	$3,740	$25,532	$34,700

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$225	$225
Futures	0	0	0	0	2,718	2,718
Swap Agreements	0	2,019	0	0	4,480	6,499

	$0	$2,019	$0	$0	$7,423	$9,442

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$727	$0	$727
Written Options	0	0	0	0	20,278	20,278
Swap Agreements	0	3,499	0	0	0	3,499

	$0	$3,499	$0	$727	$20,278	$24,504

	$0	$5,518	$0	$727	$27,701	$33,946

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4,993	$4,993
Futures	0	0	0	0	(3,555)	(3,555)
Swap Agreements	0	149,219	0	0	120,272	269,491

	$0	$149,219	$0	$0	$121,710	$270,929

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(14,544)	$0	$(14,544)
Written Options	0	0	0	0	16,073	16,073
Swap Agreements	0	7,517	22,101	0	0	29,618

	$0	$7,517	$22,101	$(14,544)	$16,073	$31,147

	$0	$156,736	$22,101	$(14,544)	$137,783	$302,076

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1,799)	$(1,799)
Futures	0	0	0	0	39,622	39,622
Swap Agreements	0	(67,673)	0	0	(51,174)	(118,847)

	$0	$(67,673)	$0	$0	$(13,351)	$(81,024)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$14,101	$0	$14,101
Purchased Options	0	0	0	0	(14,400)	(14,400)
Written Options	0	0	0	0	36,017	36,017
Swap Agreements	0	(1,343)	(150)	0	0	(1,493)

	$0	$(1,343)	$(150)	$14,101	$21,617	$34,225

	$0	$(69,016)	$(150)	$14,101	$8,266	$(46,799)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$119,416	$56,540	$175,956
Corporate Bonds & Notes
Banking & Finance	0	6,313,659	25,742	6,339,401
Industrials	0	8,614,358	0	8,614,358
Utilities	0	3,889,713	0	3,889,713
Municipal Bonds & Notes
California	0	250,954	0	250,954
Georgia	0	47,005	0	47,005
Illinois	0	31,266	0	31,266
Indiana	0	1,890	0	1,890
Massachusetts	0	3,002	0	3,002
Michigan	0	32,086	0	32,086
Nevada	0	2,951	0	2,951
New Jersey	0	10,181	0	10,181
New Mexico	0	4,810	0	4,810
New York	0	103,425	0	103,425
Ohio	0	61,571	0	61,571
Oregon	0	9,554	0	9,554
Pennsylvania	0	11,879	0	11,879
Texas	0	51,866	0	51,866
Virginia	0	1,319	0	1,319
Wisconsin	0	4,001	0	4,001
U.S. Government Agencies	0	2,981,318	0	2,981,318
U.S. Treasury Obligations	0	6,653,506	0	6,653,506
Non-Agency Mortgage-Backed Securities	7,500	78,616	127	86,243
Asset-Backed Securities	0	244,018	0	244,018
Sovereign Issues	0	392,289	0	392,289
Common Stocks
Industrials	0	0	4,711	4,711
Convertible Preferred Securities
Banking & Finance	22,523	0	0	22,523
Preferred Securities
Banking & Finance	33,090	749,298	0	782,388
Utilities	0	16,873	0	16,873
Short-Term Instruments
U.S. Treasury Bills	0	29,776	0	29,776

	$63,113	$30,710,600	$87,120	$30,860,833

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,908	$0	$0	$7,908

Total Investments	$71,021	$30,710,600	$87,120	$30,868,741

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,224	3,780	0	6,004
Over the counter	0	28,316	0	28,316

	$2,224	$32,096	$0	$34,320

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,827)	(7,272)	0	(9,099)
Over the counter	0	(24,504)	0	(24,504)

	$(1,827)	$(31,776)	$0	$(33,603)

Total Financial Derivative Instruments	$397	$320	$0	$717

Totals	$71,418	$30,710,920	$87,120	$30,869,458

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	113

Schedule of Investments	PIMCO Low Duration Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.8%

CORPORATE BONDS & NOTES 16.3%

BANKING & FINANCE 12.9%

AerCap Ireland Capital DAC
3.875% due 01/23/2028	$500	$454

American Express Co.
2.550% due 03/04/2027	6,250	5,638

American Honda Finance Corp.
5.000% due 05/23/2025	1,000	990

American Tower Corp.
5.800% due 11/15/2028	2,600	2,582

Arch Capital Group Ltd.
3.635% due 06/30/2050	600	405

Ares Finance Co. LLC
3.650% due 02/01/2052	700	418

Aviation Capital Group LLC
4.125% due 08/01/2025	800	761

Bank of America Corp.
1.658% due 03/11/2027 •	6,100	5,475
1.734% due 07/22/2027 •	3,000	2,659
2.592% due 04/29/2031 •	7,000	5,629
3.093% due 10/01/2025 •	4,900	4,740
4.271% due 07/23/2029 •	2,000	1,844
4.827% due 07/22/2026 •	8,000	7,802

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026	2,500	2,487

Barclays PLC
4.375% due 01/12/2026	7,000	6,710
4.972% due 05/16/2029 •	1,800	1,683
6.490% due 09/13/2029 •	4,300	4,267

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	2,500	2,063

BNP Paribas SA
1.904% due 09/30/2028 •	10,500	8,892

BPCE SA
1.000% due 01/20/2026	1,700	1,521
5.700% due 10/22/2023	750	749
5.975% due 01/18/2027 •	1,500	1,484

Brookfield Finance, Inc.
4.250% due 06/02/2026	1,070	1,027

Citigroup, Inc.
2.572% due 06/03/2031 •(c)	2,500	1,995
2.976% due 11/05/2030 •	450	377
3.668% due 07/24/2028 •	700	642
6.873% (SOFRRATE + 1.528%) due 03/17/2026 ~(c)	8,500	8,583

Cooperatieve Rabobank UA
4.655% due 08/22/2028 •	900	855

Corebridge Financial, Inc.
3.850% due 04/05/2029	3,900	3,506

Corebridge Global Funding
5.750% due 07/02/2026	1,000	988
5.900% due 09/19/2028	2,000	1,995

Corporate Office Properties LP
2.900% due 12/01/2033	750	527

Deutsche Bank AG
3.035% due 05/28/2032 •(c)	3,400	2,604
3.961% due 11/26/2025 •	3,000	2,899
7.146% due 07/13/2027 •	5,000	5,036

Equinix, Inc.
3.200% due 11/18/2029	600	514

Essex Portfolio LP
3.500% due 04/01/2025	850	819

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	569
5.625% due 08/16/2032	1,500	1,403

GA Global Funding Trust
1.000% due 04/08/2024	4,700	4,561
1.950% due 09/15/2028	3,600	2,967

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	88
2.640% due 02/24/2028 •	6,125	5,464

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.691% due 06/05/2028 •	$6,500	$5,994
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,082

Guardian Life Global Funding
1.100% due 06/23/2025	1,400	1,286
5.737% due 10/02/2028 (a)	4,000	4,015

Healthpeak OP LLC
3.250% due 07/15/2026	1,000	941

HSBC Holdings PLC
3.973% due 05/22/2030 •	2,600	2,288
4.292% due 09/12/2026 •	1,300	1,249
4.755% due 06/09/2028 •	3,350	3,171
5.887% due 08/14/2027 •	9,000	8,894

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034	400	293

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,285
3.540% due 05/01/2028 •	4,300	3,956
4.851% due 07/25/2028 •	10,000	9,642

Lazard Group LLC
3.750% due 02/13/2025	500	483

Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,398
3.574% due 11/07/2028 •	4,100	3,665
4.450% due 05/08/2025	1,400	1,361
4.582% due 12/10/2025	600	574
5.985% due 08/07/2027 •	3,700	3,668

MassMutual Global Funding
3.400% due 03/08/2026	400	380

Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	940
5.422% due 02/22/2029 •	5,000	4,896

Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •	300	292

Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,017
3.125% due 07/27/2026	1,000	929
5.164% due 04/20/2029 •	5,400	5,197

NatWest Group PLC
1.642% due 06/14/2027 •	5,500	4,860

New York Life Global Funding
0.950% due 06/24/2025	1,200	1,105

Nomura Holdings, Inc.
2.648% due 01/16/2025	3,000	2,863
2.999% due 01/22/2032	1,000	776

Northwestern Mutual Global Funding
4.900% due 06/12/2028	2,000	1,949

Pacific Life Global Funding
1.375% due 04/14/2026	1,200	1,075

Physicians Realty LP
4.300% due 03/15/2027	700	658

Principal Life Global Funding
0.750% due 04/12/2024	8,600	8,364

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	300	284

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	434
3.244% due 10/05/2026	1,000	907
4.400% due 07/13/2027	300	279

Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •	2,900	2,822
1.673% due 06/14/2027 •	1,000	875
3.823% due 11/03/2028 •	300	268

Santander U.K. PLC
5.000% due 11/07/2023	563	562

Societe Generale SA
3.875% due 03/28/2024	1,000	988
6.446% due 01/10/2029 •	3,000	2,968

Spirit Realty LP
3.400% due 01/15/2030	700	587

Standard Chartered PLC
3.265% due 02/18/2036 •	800	608
3.785% due 05/21/2025 •	3,000	2,945
6.187% due 07/06/2027 •	1,800	1,794

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.085% (SOFRRATE + 1.740%) due 03/30/2026 ~	$3,000	$3,019

Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026	4,500	4,456
5.716% due 09/14/2028	3,000	2,962

SURA Asset Management SA
4.375% due 04/11/2027	1,000	925

SVB Financial Group
3.500% due 01/29/2025 ^(b)	1,600	1,058

Svenska Handelsbanken AB
1.418% due 06/11/2027 •	3,400	2,987

Truist Financial Corp.
1.950% due 06/05/2030	1,000	770

UBS Group AG
2.193% due 06/05/2026 •	1,000	930
3.091% due 05/14/2032 •	3,900	3,083
4.550% due 04/17/2026	700	672
4.703% due 08/05/2027 •	4,100	3,933
6.442% due 08/11/2028 •	5,650	5,648

Wells Fargo & Co.
4.300% due 07/22/2027	4,000	3,771

Welltower OP LLC
4.000% due 06/01/2025	4,500	4,350

WP Carey, Inc.
4.250% due 10/01/2026	500	478

		272,581

INDUSTRIALS 2.0%

7-Eleven, Inc.
0.800% due 02/10/2024	3,000	2,943

Adventist Health System
2.952% due 03/01/2029	2,500	2,163

Aker BP ASA
2.000% due 07/15/2026	700	625

American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,141	1,019

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	580	566

Dell International LLC
6.020% due 06/15/2026	1,616	1,623

Energy Transfer LP
4.500% due 11/01/2023	2,000	1,997

FactSet Research Systems, Inc.
3.450% due 03/01/2032	500	415

Global Payments, Inc.
2.900% due 11/15/2031	500	393

Harvest Operations Corp.
1.000% due 04/26/2024	9,800	9,521

HCA, Inc.
3.125% due 03/15/2027	2,000	1,818

Hyundai Capital America
5.875% due 04/07/2025	500	498

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,104	1,769

Marriott International, Inc.
2.750% due 10/15/2033	900	680

Reliance Steel & Aluminum Co.
2.150% due 08/15/2030	500	393

Sutter Health
2.294% due 08/15/2030	2,800	2,263

United Airlines Pass-Through Trust
2.700% due 11/01/2033	344	284
2.900% due 11/01/2029	1,280	1,107
4.150% due 10/11/2025	743	733
4.550% due 08/25/2031	1,238	1,096
5.875% due 04/15/2029	1,775	1,762

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	6,100	5,634

Woodside Finance Ltd.
3.700% due 03/15/2028	700	636

WRKCo, Inc.
3.900% due 06/01/2028	800	732

		40,670

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.4%

AES Corp.
5.450% due 06/01/2028	$2,000	$1,932

Berkshire Hathaway Energy Co.
3.700% due 07/15/2030	165	147

Consumers Energy Co.
4.900% due 02/15/2029	3,500	3,424

NBN Co. Ltd.
1.450% due 05/05/2026	1,000	899

NSTAR Electric Co.
5.600% due 10/01/2028	3,500	3,495

Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,543
4.950% due 06/08/2025	1,700	1,661
5.450% due 06/15/2027	1,600	1,541

Southern California Edison Co.
4.900% due 06/01/2026	1,600	1,572
5.300% due 03/01/2028	2,100	2,074

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	10,349	9,700

Verizon Communications, Inc.
4.016% due 12/03/2029	820	744

		29,732

Total Corporate Bonds & Notes (Cost $366,235)		342,983

MUNICIPAL BONDS & NOTES 1.1%

CALIFORNIA 0.1%

Los Angeles Community College District, California General Obligation Bonds, Series 2020
2.106% due 08/01/2032	1,000	784

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	2,600	2,291

		3,075

FLORIDA 0.1%

Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	1,835
1.471% due 10/01/2026	700	625

		2,460

MASSACHUSETTS 0.0%

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	40	40

NEW YORK 0.4%

New York State Urban Development Corp. Revenue Notes, Series 2019
3.540% due 03/15/2028	7,000	6,545

New York State Urban Development Corp. Revenue Notes, Series 2020
1.346% due 03/15/2026	2,300	2,092

		8,637

OREGON 0.1%

Oregon Department of Transportation State Revenue Notes, Series 2020
1.084% due 11/15/2027	2,000	1,718

TEXAS 0.2%

Houston Community College System, Texas General Obligation Notes, Series 2021
5.000% due 02/15/2029	1,800	1,786

Williamson County, Texas General Obligation Notes, Series 2021
0.640% due 02/15/2026	2,500	2,253

		4,039

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WEST VIRGINIA 0.2%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	$300	$246

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.497% due 06/01/2024	2,200	2,138
1.820% due 06/01/2026	800	726

		3,110

WISCONSIN 0.0%

Wisconsin State Revenue Notes, Series 2021
1.486% due 05/01/2029	600	494

Total Municipal Bonds & Notes (Cost $24,680)		23,573

U.S. GOVERNMENT AGENCIES 10.7%

Fannie Mae
0.750% due 11/25/2050	2,447	1,661
3.020% due 03/01/2028	2,594	2,369
3.290% due 04/01/2027	6,006	5,616
4.667% due 01/25/2047 •	525	508
4.998% due 12/25/2046 •	520	505
5.145% due 10/25/2046 •	655	636
5.336% due 10/01/2037 •	53	54
5.669% due 06/25/2037 •	41	40
5.879% due 07/25/2049 •	1,483	1,429
5.939% due 03/25/2041 •	798	785
7.112% due 07/01/2034 •	35	36

Federal Home Loan Bank
1.050% due 08/13/2026	4,800	4,293

Freddie Mac
0.650% due 10/27/2025	9,200	8,387
0.800% due 10/28/2026	9,200	8,109
1.000% due 12/15/2040 - 05/25/2047	2,886	2,573
2.500% due 09/25/2048	1,664	1,452
3.000% due 08/15/2046	588	542
4.000% due 09/01/2048 - 10/01/2048	2,803	2,540
4.170% due 04/01/2028	5,826	5,506
4.380% due 05/01/2028	23	22
4.500% due 02/01/2049	1,953	1,830
4.650% due 08/25/2028 ~	2,500	2,441
4.794% due 07/15/2041 •	808	785
4.840% due 04/01/2028	2,451	2,382
5.053% due 10/15/2037 •	612	598
5.128% due 06/01/2037 •	65	65
5.430% due 06/25/2031 ~	2,600	2,585

Ginnie Mae
1.500% due 10/20/2045	1,648	1,270
4.296% due 12/20/2064 •	1,220	1,207
4.645% due 02/20/2066 •	7	7
4.944% due 04/20/2066 •	1,925	1,911
5.270% due 01/20/2067 •	1,119	1,115
5.538% due 04/20/2066 •	2,900	2,881
5.688% due 09/20/2065 •	648	645
5.782% due 08/20/2065 •	712	709
5.892% due 02/20/2067 •	785	781
5.952% due 10/20/2065 •	1,391	1,383
5.972% due 07/20/2063 •	186	185
6.002% due 06/20/2065 •	891	885
6.012% due 06/20/2065 •	589	584
6.032% due 03/20/2065 •	1,152	1,142
6.082% due 11/20/2065 •	246	246

Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 05/01/2052	45,874	38,033
3.500% due 06/01/2052	20,604	17,742
4.000% due 08/01/2042 - 11/01/2052	44,541	39,726
4.500% due 08/01/2048 - 02/01/2053	62,298	57,273
5.500% due 04/01/2034 - 04/01/2039	91	89

Total U.S. Government Agencies (Cost $240,020)		225,563

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 49.0%

U.S. Treasury Notes
3.625% due 05/15/2026	$100,000	$96,941
4.000% due 06/30/2028 (f)	25,200	24,530
4.125% due 06/15/2026	46,400	45,545
4.500% due 11/30/2024	400,000	396,039
4.625% due 06/30/2025	73,700	73,075
5.000% due 08/31/2025	400,000	399,219

Total U.S. Treasury Obligations (Cost $1,045,206)		1,035,349

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%

1166 Avenue of the Americas Commercial Mortgage Trust
5.690% due 10/13/2037	2,425	2,288

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	7,000	6,559

Atrium Hotel Portfolio Trust
6.580% due 06/15/2035 •	3,400	3,335

Banc of America Commercial Mortgage Trust
3.441% due 09/15/2048	2,236	2,121

BANK
2.808% due 10/17/2052	2,500	2,244
2.978% due 11/15/2062	12,500	10,569
3.279% due 11/15/2054	755	684
3.432% due 05/15/2062	2,550	2,335
3.623% due 04/15/2052	3,000	2,796
4.005% due 02/15/2052	7,100	6,457
4.217% due 08/15/2061 ~	7,000	6,477

Barclays Commercial Mortgage Securities Trust
3.488% due 02/15/2050	1,050	998

Benchmark Mortgage Trust
3.615% due 03/15/2062	4,100	3,819

BHP Trust
6.355% due 08/15/2036 •	351	349

BX Commercial Mortgage Trust
6.176% due 10/15/2036 •	969	950
6.367% due 12/15/2038 •	3,850	3,773

BX Trust
6.035% due 09/15/2034 •	9,140	8,929
6.081% due 04/15/2039 •	1,812	1,755
6.346% due 10/15/2036 •	8,300	8,105

Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,071	1,019
3.297% due 10/12/2050	3,528	3,342

Commercial Mortgage Trust
2.315% due 02/10/2037 ~	2,000	1,873
3.178% due 02/10/2035	4,900	4,611
3.244% due 10/10/2029	2,000	1,810
3.550% due 02/10/2049	540	526
4.181% due 05/10/2051	960	912

CSAIL Commercial Mortgage Trust
3.314% due 11/15/2049	2,155	2,070

EQUS Mortgage Trust
6.202% due 10/15/2038 •	6,900	6,744

Extended Stay America Trust
6.526% due 07/15/2038 •	5,180	5,141

GCT Commercial Mortgage Trust
6.247% due 02/15/2038 •	5,000	3,949

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •	2,300	2,299

GS Mortgage Securities Trust
3.801% due 01/10/2047	72	72

Hawaii Hotel Trust
6.529% due 05/15/2038 •	3,400	3,377

Hilton USA Trust
3.719% due 11/05/2038	2,000	1,853

InTown Mortgage Trust
7.821% due 08/15/2039 •	4,000	4,013

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,521
6.747% due 03/15/2036 •	6,800	6,203
6.766% due 07/05/2033 •	1,218	1,145

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	115

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	$898	$848
3.409% due 10/15/2050	2,000	1,801

MAD Mortgage Trust
3.294% due 08/15/2034 ~	7,100	6,386

Morgan Stanley Capital Trust
2.606% due 08/15/2049	332	316
2.860% due 11/15/2049	1,626	1,538
6.616% due 12/15/2038 •	4,700	4,392

Morgan Stanley Mortgage Capital Holdings Trust
3.397% due 09/13/2039	3,400	2,911

New Orleans Hotel Trust
6.369% due 04/15/2032 •	2,700	2,596

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •	2,100	1,912

SREIT Trust
6.146% due 10/15/2038 •	2,400	2,351

Starwood Mortgage Trust
6.305% due 11/15/2036 •	2,550	2,488

UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,126	2,020
3.460% due 04/15/2052	3,200	2,979
3.903% due 02/15/2051	1,337	1,267
4.119% due 06/15/2051	1,933	1,830

Waikiki Beach Hotel Trust
6.497% due 12/15/2033 •	5,270	5,159

Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	680	649
2.911% due 06/15/2049	554	530
3.390% due 11/15/2050	983	931
4.147% due 06/15/2051	552	528
6.457% due 02/15/2037 •	4,000	3,952

Total Non-Agency Mortgage-Backed Securities (Cost $181,618)		175,407

ASSET-BACKED SECURITIES 15.7%

ACREC Ltd.
6.595% due 10/16/2036 •	1,460	1,437

American Express Credit Account Master Trust
4.950% due 10/15/2027	3,800	3,762

Anchorage Capital CLO Ltd.
6.710% due 07/15/2032 •	5,000	4,976

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •	1,348	1,351

Apidos CLO
6.650% due 04/15/2031 •	748	746

Apres Static CLO Ltd.
6.640% due 10/15/2028 •	452	452

Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 11/15/2036 •	3,000	2,962

AREIT LLC
7.573% due 06/17/2039 •	7,000	7,029

AREIT Trust
6.525% due 11/17/2038 •	6,046	5,964
6.563% due 01/20/2037 •	3,129	3,089

Ares CLO Ltd.
6.622% due 04/18/2031 •	3,400	3,385
6.657% due 04/22/2031 •	2,000	1,990
6.738% due 10/20/2034 •	3,000	2,987

Atlas Senior Loan Fund Ltd.
6.660% due 01/15/2031 •	1,270	1,266
6.687% due 04/22/2031 •	1,292	1,285

Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028	4,000	3,934
5.780% due 04/20/2028	6,400	6,347
6.020% due 02/20/2030	6,550	6,506

BA Credit Card Trust
4.790% due 05/15/2028	5,600	5,524

Barings CLO Ltd.
6.578% due 01/20/2031 •	1,948	1,941

BDS Ltd.
6.795% due 12/16/2036 •	4,300	4,225

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.127% due 03/19/2039 •	$5,500	$5,450
7.464% due 08/19/2038 •	2,400	2,409

BPCRE Ltd.
7.731% due 01/16/2037 •	7,000	6,952

BSPRT Issuer Ltd.
7.628% due 07/15/2039 •	4,500	4,477

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,467
4.950% due 10/15/2027	5,200	5,144

Carlyle Global Market Strategies CLO Ltd.
6.669% due 07/27/2031 •	2,182	2,182
6.687% due 04/22/2032 •	1,800	1,794

Cedar Funding CLO Ltd.
6.588% due 01/20/2031 •	7,785	7,774

CIFC Funding Ltd.
6.657% due 04/24/2030 •	1,720	1,719
6.672% due 07/18/2031 •	1,900	1,901

CLNC Ltd.
6.692% due 08/20/2035 •	123	123

Crestline Denali CLO Ltd.
6.747% due 10/23/2031 •	4,555	4,541

Cutwater Ltd.
6.790% due 01/15/2029 •	2,586	2,587

Dell Equipment Finance Trust
4.140% due 07/22/2027	2,000	1,961

DLLAD LLC
0.640% due 09/21/2026	2,492	2,367

DLLMT LLC
5.340% due 03/22/2027	6,500	6,417

DLLST LLC
3.400% due 01/21/2025	8,805	8,725
3.690% due 09/20/2028	1,300	1,259

Eaton Vance CLO Ltd.
6.740% due 10/15/2034 •	5,400	5,390

ECMC Group Student Loan Trust
6.179% due 02/27/2068 •	1,198	1,176
6.229% due 09/25/2068 •	1,951	1,911
6.429% due 07/25/2069 •	2,693	2,657
6.429% due 01/27/2070 •	1,264	1,246
6.479% due 05/25/2067 •	761	751

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,700	3,650

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •	3,000	2,914

FS Rialto Issuer LLC
7.213% due 01/19/2039 •	6,500	6,445

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •	835	827

Hertz Vehicle Financing LLC
6.150% due 03/25/2030	3,400	3,397

HGI CRE CLO Ltd.
7.013% due 04/20/2037 •	3,200	3,196

Hyundai Auto Lease Securitization Trust
5.840% due 09/15/2027	8,700	8,701

LCCM Trust
6.647% due 12/13/2038 •	1,953	1,912

LCM Ltd.
6.668% due 04/20/2031 •	2,000	1,991

LMREC LLC
6.488% due 04/22/2037 •	323	323

LoanCore Issuer Ltd.
6.747% due 11/15/2038 •	4,600	4,464
6.863% due 01/17/2037 •	2,300	2,263

Louisiana Local Government Environmental Facilities & Community Development Authority
4.275% due 02/01/2036	2,200	2,003

Magnetite Ltd.
0.000% due 10/25/2033 •(a)	4,300	4,300

MF1 LLC
7.962% due 09/17/2037 •	3,200	3,208

MF1 Ltd.
6.677% due 02/19/2037 •	5,000	4,912

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •	$1,520	$1,508

MMAF Equipment Finance LLC
5.570% due 09/09/2025	5,767	5,742

Navient Private Education Loan Trust
6.897% due 07/16/2040 •	2,035	2,035

Navient Student Loan Trust
6.579% due 07/26/2066 •	4,734	4,728

Nelnet Student Loan Trust
6.029% due 03/25/2030 •	13	13
6.469% due 04/20/2062 •	4,800	4,740

Neuberger Berman CLO Ltd.
6.490% due 10/15/2029 •	1,749	1,745

Newark BSL CLO Ltd.
6.583% due 07/25/2030 •	648	648

Oaktree CLO Ltd.
6.717% due 04/22/2030 •	3,000	2,977

OSD CLO Ltd.
6.440% due 04/17/2031 •	2,354	2,342

OZLM Ltd.
6.748% due 07/20/2032 •	1,800	1,776

Palmer Square CLO Ltd.
0.000% due 10/20/2033 •(a)	6,600	6,600
6.570% due 10/17/2031 •	3,025	3,010

Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •	1,080	1,075

Pawneee Equipment Receivables LLC
4.840% due 02/15/2028	1,135	1,132

PFP Ltd.
6.446% due 08/09/2037 •	1,588	1,570
7.607% due 08/19/2035 •	4,600	4,618

Ready Capital Mortgage Financing LLC
6.384% due 07/25/2036 •	1,909	1,880
6.434% due 04/25/2038 •	1,450	1,438
7.872% due 10/25/2039 •	2,996	3,019

Saranac CLO Ltd.
6.807% due 08/13/2031 •	4,200	4,189

SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	3,000	2,970
5.470% due 12/20/2029	3,200	3,161

Shelter Growth CRE Issuer Ltd.
7.623% due 06/17/2037 •	8,600	8,609

SLC Student Loan Trust
5.451% due 05/15/2029 •	300	299
6.300% due 11/25/2042 •	105	105

SLM Private Education Loan Trust
10.197% due 10/15/2041 •	2,226	2,355

SMB Private Education Loan Trust
3.630% due 11/15/2035	5,806	5,564
6.177% due 01/15/2053 •	2,781	2,739
6.763% due 02/16/2055 •	919	913

Starwood Commercial Mortgage Trust
6.645% due 04/18/2038 •	7,000	6,861

Toyota Lease Owner Trust
5.660% due 11/20/2026	2,000	1,998

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •	4,100	4,008

Venture CLO Ltd.
6.578% due 07/20/2030 •	3,606	3,584
6.608% due 04/20/2029 •	301	301
6.791% due 07/30/2032 •	2,000	1,980

Vibrant CLO Ltd.
6.609% due 06/20/2029 •	1,260	1,258
6.708% due 07/20/2032 •	3,900	3,873

VMC Finance LLC
6.545% due 06/16/2036 •	462	455

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •	1,077	1,076
6.478% due 07/20/2029 •	1,819	1,818
6.648% due 10/20/2029 •	946	945

Wind River CLO Ltd.
6.650% due 07/15/2031 •	3,700	3,679

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

World Omni Auto Receivables Trust
5.150% due 11/15/2028	$4,400	$4,372

Total Asset-Backed Securities (Cost $332,948)		331,752

SOVEREIGN ISSUES 0.3%

Province of Ontario
3.050% due 01/29/2024	5,000	4,958

Province of Quebec
2.500% due 04/20/2026	2,200	2,064

Total Sovereign Issues (Cost $7,178)		7,022

MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.4%

REPURCHASE AGREEMENTS (d) 0.4%
$8,561

Total Short-Term Instruments (Cost $8,561)	8,561

Total Investments in Securities (Cost $2,206,446)	2,150,210

Total Investments 101.8% (Cost $2,206,446)	$2,150,210

Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $1,170)	(17)

Other Assets and Liabilities, net (1.8)%	(38,047)

Net Assets 100.0%	$2,112,146

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.

(c)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$2,500	$1,995	0.09%
Citigroup, Inc.	6.873	03/17/2026	03/10/2022	8,500	8,583	0.41
Deutsche Bank AG	3.035	05/28/2032	08/05/2021 - 04/27/2022	3,185	2,604	0.12

				$14,185	$13,182	0.62%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$7,600	U.S. Treasury Notes 0.500% due 08/31/2027	$(7,748)	$7,600	$7,603
FICC	2.600	09/29/2023	10/02/2023	961	U.S. Treasury Notes 0.250% due 08/31/2025	(980)	961	961

Total Repurchase Agreements						$(8,728)	$8,561	$8,564

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$7,603	$0	$0	$7,603	$(7,748)	$(145)
FICC	961	0	0	961	(980)	(19)

Total Borrowings and Other Financing Transactions	$8,564	$0	$0

(1)	Includes accrued interest.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	117

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	1,865	$378,056	$(981)	$189	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra December Futures	12/2023	663	$(73,966)	$1,823	$0	$(155)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	101	(11,987)	888	0	(38)

				$2,711	$0	$(193)

Total Futures Contracts				$1,730	$189	$(193)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.510%	$5,400	$68	$(60)	$8	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.560	2,100	1	6	7	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597	1,200	(6)	19	13	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.268	2,000	33	(15)	18	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415	1,300	17	3	20	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457	200	2	1	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019	1,900	(5)	4	(1)	0	0

						$110	$(42)	$68	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$100	$0	$1	$1	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	11,700	157	2	159	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	70,400	903	(36)	867	0	(13)

					$1,060	$(33)	$1,027	$0	$(13)

Total Swap Agreements					$1,170	$(75)	$1,095	$1	$(14)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$189	$1	$190	$0	$(193)	$(14)	$(207)

(f)

Securities with an aggregate market value of $6,550 and cash of $10,142 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$189	$189
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$189	$190

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$193	$193
Swap Agreements	0	14	0	0	0	14

	$0	$14	$0	$0	$193	$207

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(2,550)	$(2,550)
Swap Agreements	0	925	0	0	120	1,045

	$0	$925	$0	$0	$(2,430)	$(1,505)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,469	$1,469
Swap Agreements	0	(406)	0	0	0	(406)

	$0	$(406)	$0	$0	$1,469	$1,063

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	119

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$272,581	$0	$272,581
Industrials	0	40,670	0	40,670
Utilities	0	29,732	0	29,732
Municipal Bonds & Notes
California	0	3,075	0	3,075
Florida	0	2,460	0	2,460
Massachusetts	0	40	0	40
New York	0	8,637	0	8,637
Oregon	0	1,718	0	1,718
Texas	0	4,039	0	4,039
West Virginia	0	3,110	0	3,110
Wisconsin	0	494	0	494
U.S. Government Agencies	0	225,563	0	225,563
U.S. Treasury Obligations	0	1,035,349	0	1,035,349
Non-Agency Mortgage-Backed Securities	0	175,407	0	175,407
Asset-Backed Securities	0	331,752	0	331,752
Sovereign Issues	0	7,022	0	7,022

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short-Term Instruments
Repurchase Agreements	$0	$8,561	$0	$8,561

Total Investments	$0	$2,150,210	$0	$2,150,210

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$190	$0	$190

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(207)	$0	$(207)

Total Financial Derivative Instruments	$0	$(17)	$0	$(17)

Totals	$0	$2,150,193	$0	$2,150,193

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Portfolio	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 144.8%

CORPORATE BONDS & NOTES 19.4%

BANKING & FINANCE 14.8%

American Honda Finance Corp.
5.000% due 05/23/2025	$3,000	$2,969

American Tower Corp.
2.750% due 01/15/2027	4,000	3,617
5.800% due 11/15/2028	2,600	2,582

Andrew W Mellon Foundation
0.947% due 08/01/2027	7,000	6,000

Aviation Capital Group LLC
4.125% due 08/01/2025	600	571

Banco Santander SA
1.849% due 03/25/2026	2,000	1,799

Bank of America Corp.
1.319% due 06/19/2026 •	4,000	3,669
1.658% due 03/11/2027 •	11,900	10,680
1.734% due 07/22/2027 •	7,200	6,382
1.922% due 10/24/2031 •	2,900	2,189
3.093% due 10/01/2025 •	6,000	5,804
3.194% due 07/23/2030 •	100	86
3.419% due 12/20/2028 •	5,842	5,243
3.593% due 07/21/2028 •	2,500	2,284

Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,512
5.896% due 07/13/2026	6,450	6,417

Barclays PLC
2.667% due 03/10/2032 •	1,400	1,061
2.852% due 05/07/2026 •	3,000	2,831
2.894% due 11/24/2032 •	8,000	6,026
7.437% due 11/02/2033 •	9,300	9,558

BNP Paribas SA
1.323% due 01/13/2027 •	1,100	985
1.904% due 09/30/2028 •	15,000	12,702
2.871% due 04/19/2032 •	7,050	5,539
3.052% due 01/13/2031 •	4,400	3,625
3.500% due 11/16/2027	1,700	1,554

BPCE SA
1.000% due 01/20/2026	1,200	1,074
2.375% due 01/14/2025	6,900	6,541
4.500% due 03/15/2025	2,000	1,929
5.700% due 10/22/2023	500	500

Brookfield Finance, Inc.
4.350% due 04/15/2030	550	498

Citigroup, Inc.
2.572% due 06/03/2031 •(d)	6,600	5,266
2.976% due 11/05/2030 •	3,628	3,040
3.980% due 03/20/2030 •	2,000	1,797
6.873% (SOFRRATE + 1.528%) due 03/17/2026 ~(d)	2,500	2,525
6.906% (TSFR3M + 1.512%) due 07/01/2026 ~	5,500	5,601

Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	3,000	2,762

Corebridge Global Funding
5.750% due 07/02/2026	6,000	5,931
5.900% due 09/19/2028	2,000	1,995

Crown Castle, Inc.
3.800% due 02/15/2028	1,500	1,377

Deutsche Bank AG
3.961% due 11/26/2025 •	200	193
7.146% due 07/13/2027 •	9,600	9,669

First American Financial Corp.
2.400% due 08/15/2031	2,100	1,560

GA Global Funding Trust
1.000% due 04/08/2024	12,500	12,130
1.625% due 01/15/2026	1,600	1,429

General Motors Financial Co., Inc.
5.250% due 03/01/2026	2,000	1,955

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	8,000	7,125
1.542% due 09/10/2027 •	14,800	12,964
3.691% due 06/05/2028 •	7,175	6,616

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.223% due 05/01/2029 •	$4,000	$3,702
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~	2,500	2,541

Guardian Life Global Funding
5.737% due 10/02/2028 (a)	6,000	6,022

HSBC Holdings PLC
1.645% due 04/18/2026 •	7,000	6,508
2.848% due 06/04/2031 •	1,550	1,240
3.973% due 05/22/2030 •	8,400	7,392
4.292% due 09/12/2026 •	1,500	1,442

ING Groep NV
3.950% due 03/29/2027	700	656
6.354% (SOFRINDX + 1.010%) due 04/01/2027 ~	7,500	7,422

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	1,800	1,333

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	9,100	8,123
1.953% due 02/04/2032 •	13,900	10,548
2.739% due 10/15/2030 •	2,700	2,259
3.540% due 05/01/2028 •	1,000	920
3.782% due 02/01/2028 •	2,400	2,236
4.565% due 06/14/2030 •	3,125	2,916

KKR Group Finance Co. LLC
3.750% due 07/01/2029	1,600	1,416

LeasePlan Corp. NV
2.875% due 10/24/2024	2,000	1,925

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	7,800	6,973
4.450% due 05/08/2025	8,000	7,780
4.550% due 08/16/2028	2,000	1,863

LSEGA Financing PLC
2.000% due 04/06/2028	1,400	1,190

Metropolitan Life Global Funding
1.875% due 01/11/2027	5,500	4,880

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	9,000	8,306
2.048% due 07/17/2030	6,000	4,679

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,517
2.172% due 05/22/2032 •	15,450	11,579
3.477% due 04/12/2026	1,000	944

Morgan Stanley
2.239% due 07/21/2032 •	1,100	830
2.475% due 01/21/2028 •	24,000	21,408
3.591% due 07/22/2028 ~	3,000	2,739

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026	2,200	2,180

NatWest Group PLC
1.642% due 06/14/2027 •	10,000	8,836
4.269% due 03/22/2025 •	3,000	2,968
4.800% due 04/05/2026	9,000	8,697

Northwestern Mutual Global Funding
4.900% due 06/12/2028	4,000	3,899

Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,695

RGA Global Funding
2.700% due 01/18/2029	2,500	2,122

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •	2,000	1,814
1.673% due 06/14/2027 •	1,000	875
2.469% due 01/11/2028 •	2,700	2,352
3.823% due 11/03/2028 •	4,000	3,574

SBA Tower Trust
1.884% due 07/15/2050	8,000	7,239

SMBC Aviation Capital Finance DAC
5.700% due 07/25/2033	3,900	3,623

Societe Generale SA
2.625% due 01/22/2025	1,000	951
6.446% due 01/10/2029 •	2,500	2,473

Standard Chartered PLC
2.678% due 06/29/2032 •	2,900	2,225
6.296% due 07/06/2034 •	5,000	4,829

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sumitomo Mitsui Financial Group, Inc.
2.632% due 07/14/2026	$1,000	$918
3.040% due 07/16/2029	7,500	6,411

Svenska Handelsbanken AB
1.418% due 06/11/2027 •	8,100	7,117

UBS Group AG
2.095% due 02/11/2032 •	12,000	8,886
2.193% due 06/05/2026 •	5,000	4,652
3.091% due 05/14/2032 •	6,600	5,217
4.550% due 04/17/2026	4,500	4,323
4.703% due 08/05/2027 •	7,400	7,098

Ventas Realty LP
4.125% due 01/15/2026	1,000	958

Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,456
3.584% due 05/22/2028 •	1,930	1,768
4.478% due 04/04/2031 •	10,000	9,075

		467,682

INDUSTRIALS 2.8%

Adventist Health System
2.952% due 03/01/2029	4,299	3,720

Air Canada Pass-Through Trust
3.750% due 06/15/2029	364	334

American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,514	1,253
3.375% due 11/01/2028	3,624	3,237
3.650% due 02/15/2029	2,127	1,931
4.000% due 01/15/2027	1,250	1,185

BAT International Finance PLC
5.931% due 02/02/2029	3,900	3,831

Bon Secours Mercy Health, Inc.
3.464% due 06/01/2030	12,000	10,642

British Airways Pass-Through Trust
2.900% due 09/15/2036	658	546
4.625% due 12/20/2025	73	72

Broadcom, Inc.
4.110% due 09/15/2028	2,000	1,846

CHRISTUS Health
4.341% due 07/01/2028	3,000	2,850

CommonSpirit Health
2.782% due 10/01/2030	4,700	3,872

Continental Airlines Pass-Through Trust
4.000% due 04/29/2026	316	309

CVS Health Corp.
3.750% due 04/01/2030	5,700	5,041

CVS Pass-Through Trust
7.507% due 01/10/2032	976	1,001

Fiserv, Inc.
5.375% due 08/21/2028	5,000	4,938

Georgetown University
2.247% due 04/01/2030	4,500	3,661

JetBlue Pass-Through Trust
2.750% due 11/15/2033	6,732	5,659

PeaceHealth Obligated Group
1.375% due 11/15/2025	3,100	2,815

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	3,000	2,885

Sutter Health
2.294% due 08/15/2030	7,700	6,222
3.695% due 08/15/2028	4,300	3,995

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,718	1,421
3.100% due 01/07/2030	820	743
3.450% due 01/07/2030	615	549
4.550% due 08/25/2031	3,494	3,096
5.875% due 04/15/2029	6,282	6,236

UnitedHealth Group, Inc.
4.250% due 01/15/2029	3,000	2,857

UPMC
5.035% due 05/15/2033	1,300	1,229

		87,976

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	121

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 1.8%

AES Corp.
5.450% due 06/01/2028	$2,500	$2,415

Black Hills Corp.
1.037% due 08/23/2024	2,000	1,913

Consumers Energy Co.
4.900% due 02/15/2029	5,300	5,185

Eversource Energy
4.750% due 05/15/2026	3,000	2,934

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	2,300	1,900

National Grid PLC
5.602% due 06/12/2028	3,100	3,069

NBN Co. Ltd.
1.450% due 05/05/2026	6,000	5,393

New York State Electric & Gas Corp.
5.650% due 08/15/2028	2,000	1,984

Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,061
3.300% due 03/15/2027	3,000	2,711
5.450% due 06/15/2027	3,500	3,371
6.100% due 01/15/2029	1,200	1,173
6.400% due 06/15/2033	1,900	1,833

Sempra
5.400% due 08/01/2026	4,600	4,554

Southern California Edison Co.
4.900% due 06/01/2026	3,000	2,948

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	10,255	9,612
4.966% due 02/01/2044	4,600	4,207

		57,263

Total Corporate Bonds & Notes (Cost $690,111)		612,921

MUNICIPAL BONDS & NOTES 4.3%

ALABAMA 0.0%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.263% due 09/15/2032	1,545	1,428

CALIFORNIA 1.3%

California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	864
1.490% due 11/01/2028	5,400	4,543
1.690% due 11/01/2029	4,400	3,612
1.740% due 11/01/2030	2,600	2,066

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (c)	4,200	2,877

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.711% due 06/01/2024	3,300	3,208
2.332% due 06/01/2027	8,000	7,086

Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003
5.410% due 08/01/2026	1,965	1,959

Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	212
1.893% due 06/01/2030	300	240

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	582

San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	3,975	3,980

University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	491
3.063% due 07/01/2025	5,200	5,013

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,057
1.366% due 05/15/2027	3,000	2,625

		40,415

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 0.0%

Miami-Dade County, Florida Aviation Revenue Notes, Series 2018
3.405% due 10/01/2024	$300	$293

Miami-Dade County, Florida Revenue Notes, Series 2021
1.936% due 10/01/2028	1,000	854

		1,147

HAWAII 0.4%

Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,188
0.852% due 10/01/2025	3,850	3,528

		13,716

IDAHO 0.1%

Idaho Energy Resources Authority Revenue Notes, Series 2017
2.447% due 09/01/2024	4,400	4,280

KANSAS 0.1%

Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,704
1.961% due 09/01/2029	600	497

		2,201

MICHIGAN 0.1%

Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,029
2.596% due 12/01/2026	1,400	1,277

		2,306

NEW JERSEY 0.1%

New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2024 (c)	4,300	4,208

NEW YORK 1.0%

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	894

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	3,000	2,841
2.980% due 11/01/2027	7,000	6,433

New York State Thruway Authority Revenue Bonds, Series 2019
2.900% due 01/01/2035	2,100	1,703

New York State Urban Development Corp. Revenue Notes, Series 2019
2.150% due 03/15/2025	5,600	5,331

New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	8,303
1.777% due 03/15/2028	4,000	3,463

Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	2,505

		31,473

OHIO 0.2%

JobsOhio Beverage System Revenue Bonds, Series 2013
3.985% due 01/01/2029	6,035	5,844

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH DAKOTA 0.1%

Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
1.245% due 06/01/2025	$1,800	$1,670
1.495% due 06/01/2026	2,500	2,246

		3,916

TEXAS 0.3%

Houston Community College System, Texas General Obligation Notes, Series 2021
5.000% due 02/15/2029	2,000	1,984

North Texas Tollway Authority Revenue Notes, Series 2020
1.464% due 01/01/2027	2,750	2,441

Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	1,680	1,675

Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020
4.000% due 10/01/2033	2,500	2,284

		8,384

UTAH 0.1%

Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,843

Utah State General Obligation Bonds, (BABs), Series 2009
4.554% due 07/01/2024	150	149

Utah State General Obligation Bonds, (BABs), Series 2010
3.539% due 07/01/2025	233	228

		2,220

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	2,995
2.020% due 06/01/2027	4,400	3,895
2.351% due 06/01/2028	3,000	2,607

		9,497

WISCONSIN 0.2%

Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,001
2.299% due 05/01/2028	2,100	1,865

		4,866

Total Municipal Bonds & Notes (Cost $150,281)		135,901

U.S. GOVERNMENT AGENCIES 41.4%

Fannie Mae
0.750% due 11/25/2050	15,138	10,274
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	11,607
3.430% due 05/01/2028	15	14
4.667% due 01/25/2047 •	2,102	2,034
4.738% due 03/25/2036 •	300	292
4.756% due 11/25/2046 •	188	183
4.873% due 07/25/2046 •	98	95
4.919% due 11/25/2046 •	205	198
4.921% due 12/25/2056 •	1,348	1,305
4.998% due 12/25/2046 •	2,277	2,208
5.100% due 09/01/2028	6,974	6,955
5.110% due 11/25/2046 •	1,856	1,799
5.145% due 10/25/2046 •	3,279	3,187
5.336% due 10/01/2037 •	160	163
5.669% due 06/25/2037 •	145	142
5.679% due 11/25/2045 •	380	367

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.729% due 12/25/2045 •	$231	$224
5.779% due 03/25/2035 - 03/25/2046 •	456	443
6.159% due 06/25/2040 •	154	152
7.112% due 07/01/2034 •	101	102

Freddie Mac
1.000% due 12/15/2040 - 05/25/2047	24,120	20,742
1.250% due 12/15/2044	1,553	1,221
2.500% due 09/25/2048	4,284	3,737
3.000% due 10/01/2046 - 05/01/2048	14,193	11,961
3.500% due 06/01/2044 - 10/01/2048	967	851
4.000% due 09/01/2048 - 05/01/2049	9,121	8,268
4.500% due 10/01/2048 - 02/01/2049	3,484	3,263
4.588% due 08/15/2040 •	1,154	1,110
4.645% due 07/15/2040 •	1,928	1,895
4.650% due 08/25/2028 ~	4,800	4,687
4.794% due 07/15/2041 •	3,232	3,138
4.835% due 03/15/2042 •	2,275	2,226
4.866% due 10/15/2040 •	1,024	982
5.053% due 10/15/2037 •	3,102	3,030
5.430% due 06/25/2031 ~	3,000	2,983
5.728% due 09/15/2035 •	8	8
5.828% due 02/15/2041 •	175	170
5.878% due 04/15/2041 •	53	52
5.898% due 11/15/2036 •	46	46
5.978% due 04/15/2041 •	432	422

Ginnie Mae
1.500% due 10/20/2045	5,681	4,376
3.000% due 01/20/2067	4,828	4,613
3.500% due 09/20/2045	1,451	1,292
4.296% due 12/20/2064 •	3,118	3,086
4.329% due 08/20/2066 •	1	1
4.645% due 02/20/2066 •	21	20
4.810% due 08/20/2061 •	1	1
4.944% due 04/20/2066 •	5,012	4,976
4.971% due 03/20/2066 •	2,023	2,014
5.100% due 09/20/2065 •	259	257
5.270% due 01/20/2067 •	4,208	4,191
5.374% due 12/20/2066 •	4,023	4,009
5.538% due 04/20/2066 •	5,682	5,643
5.688% due 09/20/2065 •	2,594	2,580
5.972% due 07/20/2063 •	709	707
6.002% due 06/20/2065 •	6,863	6,814
6.032% due 03/20/2065 •	3,125	3,099
6.082% due 11/20/2065 - 06/20/2066 •	2,996	2,991
6.162% due 09/20/2063 •	30	30
6.182% due 10/20/2063 •	148	148
6.197% due 07/20/2065 •	200	199
6.232% due 05/20/2066 •	2,918	2,897

Ginnie Mae, TBA
2.500% due 10/01/2053 - 11/01/2053	120,300	98,421

Tennessee Valley Authority
7.125% due 05/01/2030	10,000	11,202

Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 07/01/2052	48,395	40,468
3.500% due 03/01/2024 - 07/01/2052	211,955	182,959
4.000% due 05/01/2047 (f)	862	783
4.000% due 09/01/2048 - 07/01/2053	92,762	82,738
4.500% due 08/01/2048 - 05/01/2053	118,173	108,678
5.000% due 06/01/2025 - 05/01/2053	25,827	24,441
5.500% due 01/01/2026 - 02/01/2042	780	776

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2053 - 11/01/2053	158,300	125,867
3.000% due 11/01/2053	526,800	436,318

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/01/2053	$32,200	$28,701

Total U.S. Government Agencies (Cost $1,371,646)		1,307,833

U.S. TREASURY OBLIGATIONS 19.6%

U.S. Treasury Notes
0.375% due 09/30/2027	10,600	8,949
0.500% due 10/31/2027	11,300	9,561
0.625% due 11/30/2027	22,900	19,423
0.750% due 01/31/2028	18,650	15,816
1.125% due 02/29/2028 (h)	42,800	36,831
1.250% due 04/30/2028 (h)	21,500	18,513
2.625% due 07/31/2029	60,000	53,843
2.875% due 04/30/2029	60,000	54,804
3.500% due 01/31/2030	21,400	20,062
3.625% due 05/31/2028	355,000	340,287
3.750% due 05/31/2030	36,700	34,848
4.375% due 08/31/2028	4,900	4,852

Total U.S. Treasury Obligations (Cost $655,090)		617,789

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%

225 Liberty Street Trust
3.597% due 02/10/2036	1,200	1,069

AREIT LLC
7.442% due 02/17/2028 •	2,100	2,100

Ashford Hospitality Trust
6.505% due 06/15/2035 •	4,615	4,565

Banc of America Commercial Mortgage Trust
3.441% due 09/15/2048	3,801	3,605

BANK
1.805% due 11/15/2053	6,000	4,967
2.808% due 10/17/2052	1,600	1,436
2.933% due 09/15/2062	10,300	9,272
3.183% due 08/15/2061	4,300	3,624
3.432% due 05/15/2062	3,700	3,388

Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,380
2.888% due 08/15/2057	4,319	3,922
2.957% due 12/15/2062	6,100	5,499
3.780% due 02/15/2051 ~	954	905
4.232% due 01/15/2052	5,700	5,176

BX Commercial Mortgage Trust
6.176% due 10/15/2036 •	1,192	1,170
6.367% due 12/15/2038 •	2,500	2,450

BX Trust
6.346% due 10/15/2036 •	3,000	2,929

Cantor Commercial Real Estate Lending
2.817% due 11/15/2052	8,300	7,434

Commercial Mortgage Trust
2.315% due 02/10/2037 ~	3,000	2,809
2.873% due 08/15/2057	1,700	1,549
3.091% due 10/10/2049	3,700	3,371
3.432% due 08/10/2048	925	883
3.497% due 05/10/2048	1,500	1,436
3.510% due 09/10/2050	4,200	3,817
3.694% due 08/10/2047	2,200	2,139
3.796% due 08/10/2047	3,250	3,192
3.902% due 07/10/2050	2,200	2,115
4.228% due 05/10/2051	3,800	3,476

Credit Suisse Commercial Mortgage Trust
6.414% due 06/15/2034 •	135	124

Credit Suisse Mortgage Capital Trust
6.797% due 10/15/2037 •	5,300	5,190

CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	8,214
3.808% due 11/15/2048	5,600	5,293

DBUBS Mortgage Trust
3.452% due 10/10/2034	6,100	5,531

Extended Stay America Trust
6.526% due 07/15/2038 •	24,618	24,432

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •	1,700	1,699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Trust
3.396% due 02/10/2048	$2,600	$2,509
3.801% due 01/10/2047	229	228

HPLY Trust
6.443% due 11/15/2036 •	4,211	4,179

Independence Plaza Trust
3.763% due 07/10/2035	3,300	3,101

JP Morgan Chase Commercial Mortgage Securities Trust
6.546% due 12/15/2036 •	6,000	4,620

JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	2,672
3.611% due 05/15/2048	2,000	1,898
3.639% due 11/15/2047	3,000	2,892
3.670% due 09/15/2047	1,370	1,342
3.801% due 08/15/2048	1,295	1,223

JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	2,838
2.994% due 12/15/2049	191	179

Morgan Stanley Bank of America Merrill Lynch Trust
3.306% due 04/15/2048	2,000	1,899

Morgan Stanley Capital Trust
2.606% due 08/15/2049	776	739
3.067% due 11/15/2052	6,200	5,564
3.587% due 12/15/2050	700	633
3.809% due 12/15/2048	2,000	1,884
6.616% due 12/15/2038 •	8,300	7,757

NYO Commercial Mortgage Trust
6.542% due 11/15/2038 •	18,000	16,086

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •	7,100	6,465

SREIT Trust
6.146% due 10/15/2038 •	3,500	3,428

UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	6,383
2.987% due 12/15/2052	930	835
3.366% due 10/15/2050	2,143	2,026
3.504% due 12/15/2050	6,894	6,540
3.903% due 02/15/2051	3,120	2,957
4.195% due 08/15/2051	1,181	1,140

Waikiki Beach Hotel Trust
6.497% due 12/15/2033 •	10,000	9,789

Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,245
2.652% due 08/15/2049	1,600	1,447
2.788% due 07/15/2048	126	121
3.306% due 05/15/2048	82	80
3.311% due 06/15/2052	4,750	4,070
3.461% due 07/15/2058	284	278
3.540% due 05/15/2048	1,500	1,433
4.147% due 06/15/2051	1,289	1,233
6.457% due 02/15/2037 •	6,700	6,620

WSTN Trust
6.518% due 07/05/2037 ~	3,000	2,929

Total Non-Agency Mortgage-Backed Securities (Cost $285,640)		261,423

ASSET-BACKED SECURITIES 13.9%

ACREC Ltd.
6.595% due 10/16/2036 •	4,283	4,216

American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	1,962
4.870% due 05/15/2028	10,000	9,884
4.950% due 10/15/2027	2,500	2,475

Anchorage Capital CLO Ltd.
6.710% due 07/15/2032 •	15,500	15,424
6.747% due 07/22/2032 •	4,000	3,974

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •	2,157	2,162

Apidos CLO
6.472% due 07/18/2029 •	819	817

Apres Static CLO Ltd.
6.640% due 10/15/2028 •	2,218	2,220

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	123

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 11/15/2036 •	$8,900	$8,786

AREIT LLC
7.573% due 06/17/2039 •	3,200	3,213

AREIT Trust
6.525% due 11/17/2038 •	3,388	3,343
6.563% due 01/20/2037 •	5,364	5,295

Ares CLO Ltd.
6.440% due 01/15/2029 •	1,929	1,926
6.622% due 04/18/2031 •	10,200	10,154
6.657% due 04/22/2031 •	6,000	5,971
6.738% due 10/20/2034 •	4,600	4,579

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,200	4,069
5.440% due 02/22/2028	5,000	4,917
5.810% due 12/20/2029	7,900	7,792
6.020% due 02/20/2030	3,500	3,477

BA Credit Card Trust
4.790% due 05/15/2028	12,600	12,429

BDS Ltd.
6.795% due 12/16/2036 •	4,000	3,930
7.464% due 08/19/2038 •	3,300	3,313

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •	1,144	1,141

BXMT Ltd.
6.847% due 11/15/2037 •	6,592	6,358

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	8,300	8,103

Carlyle Global Market Strategies CLO Ltd.
6.669% due 07/27/2031 •	2,975	2,975

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •	4,480	4,461

Catamaran CLO Ltd.
6.707% due 04/22/2030 •	11,623	11,600

CBAM Ltd.
6.708% due 10/20/2029 •	2,753	2,756

Cedar Funding CLO Ltd.
6.588% due 01/20/2031 •	2,564	2,560

CIFC Funding Ltd.
6.657% due 04/24/2030 •	2,444	2,443
6.672% due 07/18/2031 •	2,800	2,802

CLNC Ltd.
6.692% due 08/20/2035 •	246	245

Cutwater Ltd.
6.790% due 01/15/2029 •	3,382	3,383

DLLMT LLC
5.340% due 03/22/2027	3,900	3,850
5.350% due 03/20/2031	5,660	5,577

Eaton Vance CLO Ltd.
6.740% due 10/15/2034 •	8,400	8,384

ECMC Group Student Loan Trust
6.179% due 02/27/2068 •	3,451	3,387
6.229% due 09/25/2068 •	4,586	4,494
6.429% due 01/27/2070 •	6,428	6,337
6.479% due 05/25/2067 •	2,892	2,852

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(a)	3,300	3,300

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,800	3,748

Gallatin CLO Ltd.
6.660% due 07/15/2031 •	3,180	3,171

Generate CLO Ltd.
6.757% due 01/22/2031 •	2,898	2,893

Golub Capital Partners CLO Ltd.
6.608% due 04/20/2031 •	4,021	4,014

GPMT Ltd.
6.695% due 07/16/2035 •	5,141	5,062
6.788% due 12/15/2036 •	1,500	1,455

Hertz Vehicle Financing LLC
5.570% due 09/25/2029	8,000	7,807
6.150% due 03/25/2030	3,400	3,397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO Ltd.
6.512% due 07/18/2030 •	$1,500	$1,499

LCCM Trust
6.647% due 12/13/2038 •	996	976

LoanCore Issuer Ltd.
6.747% due 11/15/2038 •	6,100	5,919

Lockwood Grove CLO Ltd.
6.783% due 01/25/2030 •	1,917	1,918

Magnetite Ltd.
0.000% due 10/25/2033 •(a)	6,400	6,400

MF1 LLC
7.962% due 09/17/2037 •	2,900	2,907

MF1 Ltd.
6.525% due 10/16/2036 •	2,700	2,654
7.147% due 11/15/2035 •	4,050	4,039

MF1 Multifamily Housing Mortgage Loan Trust
6.297% due 07/15/2036 •	6,599	6,544

MMAF Equipment Finance LLC
5.610% due 07/10/2028	8,800	8,760

Mountain View CLO LLC
6.660% due 10/16/2029 •	1,258	1,259

Navient Private Education Loan Trust
6.897% due 07/16/2040 •	3,029	3,029

Navient Private Education Refi Loan Trust
6.347% due 01/15/2043 •	801	796
6.447% due 04/15/2069 •	1,872	1,851

Navient Student Loan Trust
6.229% due 07/26/2066 •	2,510	2,492

Nelnet Student Loan Trust
6.029% due 03/25/2030 •	49	49

Neuberger Berman CLO Ltd.
6.490% due 10/15/2029 •	2,177	2,171

Oaktree CLO Ltd.
6.708% due 10/20/2032 •	1,500	1,498

OCP CLO Ltd.
6.708% due 07/20/2029 •	3,451	3,446

OSD CLO Ltd.
6.440% due 04/17/2031 •	6,968	6,932

OZLM Funding Ltd.
6.857% due 10/22/2030 •	1,427	1,429

OZLM Ltd.
6.748% due 07/20/2032 •	5,200	5,131

Palmer Square CLO Ltd.
0.000% due 10/20/2033 •(a)	10,000	10,000
6.570% due 10/17/2031 •	4,500	4,478

Palmer Square Loan Funding Ltd.
6.388% due 07/20/2029 •	5,243	5,222

Pawneee Equipment Receivables LLC
5.170% due 02/15/2028	2,700	2,669

PFP Ltd.
6.446% due 08/09/2037 •	4,599	4,548
7.607% due 08/19/2035 •	3,000	3,012

Rad CLO Ltd.
6.727% due 07/24/2032 •	2,800	2,792

Ready Capital Mortgage Financing LLC
6.434% due 04/25/2038 •	1,812	1,798

Romark CLO Ltd.
6.637% due 10/23/2030 •	3,671	3,658

Saranac CLO Ltd.
6.807% due 08/13/2031 •	2,000	1,995

SBA Tower Trust
3.869% due 10/15/2049 þ	1,700	1,655

Shackleton CLO Ltd.
6.508% due 10/20/2027 •	442	442

SLC Student Loan Trust
5.451% due 05/15/2029 •	1,006	1,001
6.300% due 11/25/2042 •	322	321

SLM Private Education Loan Trust
10.197% due 10/15/2041 •	3,191	3,375

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Student Loan Trust
5.916% due 10/25/2029 •	$921	$919

SMB Private Education Loan Trust
6.177% due 01/15/2053 •	3,378	3,327
6.284% due 09/15/2054 •	698	687

Starwood Commercial Mortgage Trust
6.645% due 04/18/2038 •	10,000	9,801

Texas Natural Gas Securitization Finance Corp.
5.102% due 04/01/2035	5,000	4,908

Toyota Lease Owner Trust
5.300% due 08/20/2025	3,993	3,975
5.660% due 11/20/2026	2,000	1,998

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •	5,000	4,888

Venture CLO Ltd.
6.578% due 07/20/2030 •	9,645	9,586
6.608% due 04/20/2029 •	1,074	1,074
6.638% due 07/20/2030 •	3,830	3,804
6.791% due 07/30/2032 •	3,000	2,970

Vibrant CLO Ltd.
6.708% due 07/20/2032 •	10,300	10,230

VMC Finance LLC
6.545% due 06/16/2036 •	2,262	2,230

Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028	4,400	4,357

Voya CLO Ltd.
6.520% due 04/17/2030 •	5,858	5,845

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •	1,858	1,856

World Omni Auto Receivables Trust
5.030% due 11/15/2029	900	889
5.150% due 11/15/2028	2,400	2,384

Total Asset-Backed Securities (Cost $442,896)		439,276

SOVEREIGN ISSUES 0.2%

Export-Import Bank of Korea
1.875% due 02/12/2025	6,400	6,097

Total Sovereign Issues (Cost $6,395)		6,097

SHORT-TERM INSTRUMENTS 37.7%

REPURCHASE AGREEMENTS (e) 37.1%
		1,171,951

U.S. TREASURY BILLS 0.6%
5.430% due 10/19/2023 - 12/28/2023 (a)(b)(c)	18,151	18,008

Total Short-Term Instruments (Cost $1,189,960)		1,189,959

Total Investments in Securities (Cost $4,792,019)		4,571,199

Total Investments 144.8% (Cost $4,792,019)		$4,571,199

Financial Derivative Instruments (g) 0.0% (Cost or Premiums, net $1,857)		258

Other Assets and Liabilities, net (44.8)%		(1,414,014)

Net Assets 100.0%		$3,157,443

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	2.572%	06/03/2031	05/26/2020	$6,600	$5,266	0.17%
Citigroup, Inc.	6.873	03/17/2026	03/10/2022	2,500	2,525	0.08

				$9,100	$7,791	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	09/29/2023	10/02/2023	$449,900	U.S. Treasury Notes 0.250% due 09/30/2025	$(458,970)	$449,900	$450,100
	5.330	10/02/2023	10/03/2023	444,300	U.S. Treasury Notes 0.250% due 07/31/2025	(453,616)	444,300	444,300
	5.350	09/28/2023	10/05/2023	200,000	U.S. Treasury Notes 1.375% due 12/31/2028	(205,000)	200,000	200,119
	5.360	09/29/2023	10/02/2023	77,400	U.S. Treasury Notes 2.000% due 02/15/2025	(79,001)	77,400	77,434
FICC	2.600	09/29/2023	10/02/2023	351	U.S. Treasury Notes 0.250% due 08/31/2025	(358)	351	351

Total Repurchase Agreements						$(1,196,945)	$1,171,951	$1,172,304

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$1,171,953	$0	$0	$1,171,953	$(1,195,917)	$(23,964)
FICC	351	0	0	351	(358)	(7)

Total Borrowings and Other Financing Transactions	$1,172,304	$0	$0

(f)	Securities with an aggregate market value of $670 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	125

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	179	$36,285	$(115)	$18	$0
U.S. Treasury 5-Year Note December Futures	12/2023	1,537	161,937	(1,379)	240	0
U.S. Treasury 10-Year Ultra December Futures	12/2023	335	37,373	(1,050)	79	0

				$(2,544)	$337	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	145	$ (17,210)	$1,274	$0	$(54)

Total Futures Contracts				$(1,270)	$337	$(54)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.560%	$	7,600	$0	$26	$26	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.748		3,900	(147)	165	18	1	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.799		900	12	(8)	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		3,000	45	(33)	12	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.891		900	8	(5)	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		4,450	(15)	8	(7)	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	0.634		3,500	(22)	61	39	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		1,800	24	6	30	0	0

							$(95)	$220	$125	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
Index/Tranches								Asset	Liability
CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$200	$2	$1	$3	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	21,400	292	(2)	290	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	129,600	1,658	(62)	1,596	0	(24)

					$1,952	$(63)	$1,889	$0	$(25)

Total Swap Agreements					$1,857	$157	$2,014	$1	$(26)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$337	$1	$338	$0	$(54)	$(26)	$(80)

(h)

Securities with an aggregate market value of $11,067 and cash of $14,578 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$337	$337
Swap Agreements	0	1	0	0	0	1

	$0	$1	$0	$0	$337	$338

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$54	$54
Swap Agreements	0	26	0	0	0	26

	$0	$26	$0	$0	$54	$80

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,283	$1,283
Swap Agreements	0	1,454	0	0	(8)	1,446

	$0	$1,454	$0	$0	$1,275	$2,729

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(4,537)	$(4,537)
Swap Agreements	0	(459)	0	0	0	(459)

	$0	$(459)	$0	$0	$(4,537)	$(4,996)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	127

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$467,682	$0	$467,682
Industrials	0	87,976	0	87,976
Utilities	0	57,263	0	57,263
Municipal Bonds & Notes
Alabama	0	1,428	0	1,428
California	0	40,415	0	40,415
Florida	0	1,147	0	1,147
Hawaii	0	13,716	0	13,716
Idaho	0	4,280	0	4,280
Kansas	0	2,201	0	2,201
Michigan	0	2,306	0	2,306
New Jersey	0	4,208	0	4,208
New York	0	31,473	0	31,473
Ohio	0	5,844	0	5,844
South Dakota	0	3,916	0	3,916
Texas	0	8,384	0	8,384
Utah	0	2,220	0	2,220
West Virginia	0	9,497	0	9,497
Wisconsin	0	4,866	0	4,866
U.S. Government Agencies	0	1,307,833	0	1,307,833

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
U.S. Treasury Obligations	$0	$617,789	$0	$617,789
Non-Agency Mortgage-Backed Securities	0	261,423	0	261,423
Asset-Backed Securities	0	439,276	0	439,276
Sovereign Issues	0	6,097	0	6,097
Short-Term Instruments
Repurchase Agreements	0	1,171,951	0	1,171,951
U.S. Treasury Bills	0	18,008	0	18,008

Total Investments	$0	$4,571,199	$0	$4,571,199

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$338	$0	$338

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(80)	$0	$(80)

Total Financial Derivative Instruments	$0	$258	$0	$258

Totals	$0	$4,571,457	$0	$4,571,457

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 357.1%

CORPORATE BONDS & NOTES 0.1%

BANKING & FINANCE 0.0%

Ambac Assurance Corp.
5.100% due 12/31/2099 (f)	$38	$54

INDUSTRIALS 0.1%

CVS Pass-Through Trust
6.036% due 12/10/2028	726	719

Total Corporate Bonds & Notes (Cost $776)		773

MUNICIPAL BONDS & NOTES 0.3%

TEXAS 0.3%

Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (e)	7,990	3,821

Total Municipal Bonds & Notes (Cost $5,604)		3,821

U.S. GOVERNMENT AGENCIES 311.7%

Fannie Mae
0.000% due 06/25/2042 - 10/25/2045 •	1,600	881
0.000% due 07/25/2044 - 08/25/2055 ~(a)	8,148	379
0.200% due 02/25/2043 •(a)	1,932	13
0.571% due 11/25/2049 •(a)	2,233	233
0.721% due 07/25/2042 - 08/25/2042 •(a)	6,388	463
2.000% due 01/25/2052 (a)	9,793	1,291
2.349% due 01/25/2031 ~(a)	6,662	547
2.500% due 02/25/2051 (a)	8,140	1,403
3.000% due 11/01/2042 - 05/01/2058	10,966	9,155
3.000% due 11/25/2043 - 12/25/2048 (a)	8,666	1,159
3.204% due 09/26/2033 •	5	4
3.395% due 09/01/2030 •	3	3
3.473% due 01/01/2049 •	1,696	1,662
3.500% due 04/25/2046 (a)	288	22
3.500% due 06/01/2056 - 01/01/2059	25,470	21,694
3.522% due 11/01/2035 •	4	3
3.575% due 02/01/2026	9,000	8,569
3.593% due 03/01/2035 •	40	39
3.694% due 05/01/2030 •	11	10
3.726% due 01/01/2035 •	16	15
3.780% due 02/01/2031 •	4	4
3.809% due 11/01/2048 •	700	701
3.985% due 08/01/2026 •	1	1
4.000% due 09/01/2043 - 10/01/2043	197	180
4.000% due 06/25/2044 (a)	71	7
4.001% due 02/01/2034 •	18	18
4.030% due 11/01/2035 •	4	4
4.060% due 09/01/2034 •	45	45
4.065% due 10/01/2031 •	14	13
4.095% due 11/01/2028 •	12	12
4.144% due 07/01/2027 •	1	1
4.145% due 06/01/2030 •	28	27
4.175% due 02/01/2035 •	14	13
4.200% due 11/01/2026 •	23	23
4.202% due 02/01/2027 •	3	3
4.287% due 02/01/2036 •	13	13
4.289% due 05/01/2036 •	2	2
4.321% due 12/01/2031 •	2	2
4.326% due 08/01/2029 •	1	1
4.347% due 05/01/2036 •	65	64
4.353% due 08/01/2028 •	14	14
4.374% due 02/01/2028 ~	5,999	5,740
4.395% due 04/01/2032 •	1	1
4.416% due 11/01/2028 •	10	10
4.440% due 06/01/2033	2,000	1,879
4.474% due 05/01/2036 •	1	1
4.475% due 01/01/2030 •	33	32
4.489% due 05/01/2035 •	9	8
4.490% due 04/01/2033 (h)	2,000	1,890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 06/01/2030 - 04/01/2059	$10,578	$9,788
4.500% due 11/01/2032 (h)	7,000	6,620
4.507% due 02/01/2028 •	10	10
4.527% due 05/01/2036 •	2	2
4.550% due 05/01/2028	200	195
4.580% due 08/01/2033	1,000	950
4.629% due 12/01/2027 •	5	5
4.630% due 07/01/2033 (h)	3,497	3,338
4.645% due 06/01/2029 •	8	8
4.655% due 05/01/2027 •	2	2
4.689% due 11/01/2025 •	7	7
4.700% due 04/01/2033	3,682	3,502
4.709% due 03/01/2035 •	14	14
4.739% due 09/01/2031 •	4	4
4.757% due 12/01/2048 •	1,397	1,406
4.776% due 09/01/2035 •	3	3
4.780% due 05/25/2035 ~	47	48
4.860% due 07/01/2033 (h)	2,500	2,430
4.881% due 06/01/2032 •	15	15
4.910% due 06/01/2035 •	20	19
4.990% due 03/01/2031	1,498	1,475
5.000% due 11/25/2028 - 11/01/2039	174	170
5.069% due 02/01/2031 •	21	21
5.094% due 01/01/2029 •	3	3
5.300% due 09/01/2038	1,100	1,105
5.343% due 02/01/2026 •	3	3
5.362% due 06/01/2035 •	62	61
5.462% due 12/25/2036 - 07/25/2037 •	1,014	985
5.475% due 02/01/2030 •	26	26
5.500% due 12/01/2035 - 11/01/2039	1,115	1,073
5.514% due 09/01/2034 •	2	2
5.539% due 02/01/2031 •	13	13
5.559% due 06/25/2032 •	1	1
5.602% due 01/01/2026 •	18	18
5.610% due 10/01/2028 «(c)	877	876
5.630% due 08/01/2042 - 10/01/2044 •	668	645
5.654% due 07/25/2032 •	57	56
5.720% due 02/01/2024 •	3	3
5.730% due 10/01/2028	1,122	1,153
5.750% due 12/01/2030 •	15	15
5.762% due 02/25/2033 •	8	8
5.789% due 08/01/2035 •	29	28
5.805% due 07/01/2035 •	6	6
5.817% due 07/01/2035 •	26	25
5.820% due 05/01/2035 •	24	24
5.828% due 04/18/2028 - 12/18/2032 •	16	15
5.829% due 06/25/2029 - 04/25/2032 •	27	26
5.830% due 10/01/2030 - 09/01/2040 •	77	74
5.878% due 10/18/2030 •	8	8
5.879% due 06/25/2046 •	830	803
5.906% due 09/01/2035 •	70	69
5.915% due 07/01/2034 •	72	71
5.928% due 09/18/2027 •	2	2
5.929% due 06/25/2030 - 11/25/2059 •	11,403	11,033
6.000% due 04/25/2031 - 02/01/2037	209	209
6.125% due 08/01/2029 •	4	4
6.129% due 10/25/2037 •	1,624	1,606
6.139% due 11/01/2035 •	58	56
6.152% due 07/01/2032 •	13	13
6.300% due 06/25/2031 ~	48	48
6.300% due 10/17/2038	7	7
6.329% due 04/25/2032 •	7	7
6.500% due 02/25/2024 - 10/25/2031	334	336
6.500% due 04/25/2038 (a)	121	35
6.675% due 11/01/2035 •	231	231
6.850% due 12/18/2027	53	52
6.965% due 09/01/2035 •	46	46
7.000% due 11/25/2026 - 09/01/2032	30	31
7.074% due 05/01/2036 •	17	17
7.500% due 11/20/2026 - 07/25/2041	129	130

Farmer Mac
8.850% due 04/25/2030 «~	35	35

Freddie Mac
0.000% due 01/15/2035 - 05/15/2041 •	11,266	9,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 08/15/2036 - 10/15/2041 ~(a)	$2,789	$140
0.000% due 08/15/2056 -10/15/2058 (b)(e)	37,440	24,352
0.756% due 12/15/2043 •	1,437	1,197
2.000% due 11/25/2050 (a)	6,197	766
2.500% due 12/15/2027 -10/15/2052 (a)	51,601	7,534
2.737% due 03/01/2029 •	3	3
3.000% due 08/15/2032 - 08/01/2046	5,563	4,892
3.000% due 02/15/2033 - 09/15/2048 (a)	3,204	305
3.500% due 08/15/2026 - 08/15/2045 (a)	12,577	1,947
3.500% due 09/01/2032 (h)	1,391	1,285
3.803% due 07/01/2030 •	54	52
4.000% due 06/01/2029 - 12/01/2048	8,496	7,749
4.000% due 01/15/2046 (a)	3,715	609
4.125% due 03/01/2033 •	16	15
4.233% due 03/01/2033 •	34	34
4.250% due 10/01/2024 •	2	2
4.262% due 01/01/2028 •	6	6
4.322% due 10/01/2035 •	26	26
4.348% due 12/01/2032 •	5	5
4.369% due 09/01/2028 •	2	1
4.460% due 12/01/2026 •	2	2
4.471% due 08/15/2032 ~	10	9
4.500% due 03/01/2029 - 06/01/2048	5,701	5,430
4.518% due 02/01/2027 •	18	18
4.541% due 08/01/2027 •	2	2
4.575% due 09/01/2027 - 04/01/2031 •	2	2
4.588% due 08/15/2040 •	3,108	2,988
4.624% due 03/01/2032 •	3	3
4.650% due 12/01/2029 •	6	6
4.771% due 07/01/2035 •	96	97
4.806% due 11/01/2027 •	23	22
4.854% due 12/15/2046 •	495	473
4.866% due 10/15/2040 •	2,987	2,864
4.882% due 10/01/2027 •	1	1
4.901% due 07/01/2028 •	52	51
4.952% due 12/01/2035 •	239	241
5.000% due 03/01/2024 - 07/01/2041	5,263	5,141
5.053% due 10/15/2037 •	692	676
5.234% due 06/01/2028 •	2	2
5.278% due 11/01/2029 •	72	71
5.332% due 10/01/2036 •	34	34
5.384% due 08/01/2035 •	4	4
5.500% due 11/01/2030 - 06/01/2041	12,366	12,311
5.547% due 10/01/2027 •	1	1
5.548% due 05/01/2032 •	56	55
5.549% due 07/25/2031 •	31	31
5.628% due 03/15/2031 •	4	4
5.640% due 05/01/2032 •	72	70
5.670% due 11/01/2034 •	25	25
5.678% due 07/15/2034 •	1	1
5.679% due 05/25/2031 •	75	75
5.709% due 09/25/2031 •	41	41
5.728% due 06/15/2048 - 12/15/2048 •	3,191	3,105
5.778% due 12/15/2029 •	31	30
5.877% due 07/01/2030 •	2	2
5.878% due 03/15/2024 - 12/15/2031 •	17	17
5.928% due 02/15/2028 - 03/15/2032 •	3	3
5.941% due 07/01/2027 •	3	3
5.978% due 03/15/2032 - 03/15/2044 •	1,005	977
5.979% due 01/25/2050 •	1,598	1,545
6.000% due 09/15/2026 - 05/01/2040	1,809	1,832
6.028% due 08/15/2035 •	244	243
6.125% due 08/01/2029 •	1	1
6.250% due 12/15/2028	55	55
6.265% due 05/01/2032 •	5	5
6.378% due 04/15/2031 •	212	214
6.428% due 06/15/2031 •	15	16
6.500% due 01/15/2024 - 10/25/2043	824	835
6.615% due 02/01/2027 •	5	5
6.628% due 07/15/2027 •	75	76
7.000% due 10/25/2024 - 12/01/2032	14	14

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	129

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 08/15/2029 (a)	$1	$0
7.500% due 01/15/2030	29	30
7.645% due 05/01/2025	145	145
8.000% due 06/01/2030 - 09/01/2030	1	1
8.500% due 08/01/2024 - 08/01/2027	6	6

Ginnie Mae
0.000% due 03/20/2035 (b)(e)	165	148
0.000% due 06/20/2042 - 12/20/2045 ~(a)	4,009	88
0.000% due 09/20/2045 •	1,736	899
1.091% due 03/16/2051 ~(a)	664	2
2.500% due 03/20/2027 - 10/15/2046	1,324	1,208
2.625% (H15T1Y + 1.500%) due 08/20/2024 - 09/20/2026 ~	32	30
2.625% due 07/20/2027 - 07/20/2035 •	1,820	1,763
2.625% due 07/20/2033 •(h)	418	405
2.750% due 11/20/2028 - 12/20/2032 •	417	403
3.000% (H15T1Y + 1.500%) due 07/20/2024 - 09/20/2026 ~	9	9
3.000% due 07/20/2027 - 08/20/2030 •	127	123
3.000% due 12/15/2042 - 11/20/2067	20,224	17,591
3.000% due 06/20/2046 (a)	187	17
3.500% (H15T1Y + 1.500%) due 10/20/2025 ~	2	2
3.500% due 07/20/2030 - 09/20/2030 •	27	27
3.500% due 11/15/2041 - 01/20/2052	68,617	60,949
3.500% due 08/20/2042 - 09/20/2046 (a)	6,634	738
3.500% due 02/20/2052 (h)	13,550	11,880
3.625% (H15T1Y + 1.500%) due 01/20/2024 - 03/20/2026 ~	48	47
3.625% due 01/20/2027 - 02/20/2032 •	194	189
3.875% (H15T1Y + 1.500%) due 04/20/2024 - 06/20/2026 ~	73	71
3.875% due 04/20/2027 - 04/20/2033 •	1,259	1,230
4.000% (H15T1Y + 1.500%) due 06/20/2024 - 06/20/2025 ~	4	4
4.000% due 05/20/2028 - 06/20/2030 •	191	186
4.000% due 09/15/2040 - 03/15/2052	22,399	20,531
4.125% due 01/20/2034 •	1,070	1,072
4.500% (H15T1Y + 1.500%) due 05/20/2025 ~	2	2
4.500% due 06/15/2035 - 01/20/2049	20,037	18,884
4.906% due 10/20/2070 •	7,869	7,927
4.948% due 07/20/2070 •	7,330	7,268
5.000% due 05/15/2033 - 12/20/2048	11,582	11,315
5.500% due 09/15/2031 - 07/15/2041	4,365	4,322
5.500% due 09/15/2040 (h)	592	591
6.000% due 09/15/2036 - 12/15/2040	840	841
6.333% due 10/20/2058 •	121	121
6.379% due 08/20/2070 •	7,744	7,796
6.382% due 01/20/2059 •	130	130
6.500% due 12/15/2023 - 07/15/2039	975	986
6.814% due 09/20/2071 •	23,964	24,571
7.000% due 09/15/2025 - 09/20/2028	5	6
7.500% due 06/15/2027 - 10/15/2031	20	21
8.000% due 06/15/2024 - 09/15/2031	23	23
8.500% due 06/15/2027 - 01/20/2031	158	159
9.000% due 08/20/2030	2	2

Ginnie Mae, TBA
2.000% due 10/01/2053 - 11/01/2053	67,500	53,389
2.500% due 11/01/2053	65,050	53,227
3.000% due 10/01/2053 - 11/01/2053	191,350	162,220
3.500% due 10/01/2053	13,882	12,161
4.000% due 10/01/2053 - 11/01/2053	35,650	32,144
4.500% due 11/01/2053	40,900	37,812
5.000% due 10/01/2053	32,300	30,609
5.500% due 10/01/2053	3,500	3,397

U.S. Small Business Administration
5.370% due 04/01/2028	533	524
5.490% due 05/01/2028	566	553
5.870% due 05/01/2026 - 07/01/2028	329	322
6.220% due 12/01/2028	77	76

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	$306	$222
2.000% due 11/01/2026 - 04/01/2036	10,740	9,286
2.500% due 01/01/2032 - 04/01/2052	42,174	34,100
3.000% due 10/01/2026 - 07/01/2052	164,696	138,378
3.000% due 02/01/2050 - 04/01/2051 (h)	79,608	66,374
3.500% due 09/01/2025 - 01/01/2052	42,071	37,230
3.500% due 07/01/2043 -08/01/2043 (h)	42,631	37,779
4.000% due 12/01/2025 - 12/01/2048	56,499	52,058
4.000% due 08/01/2038 - 06/01/2049 (h)	17,393	15,751
4.500% due 06/01/2024 - 01/01/2049	16,307	15,358
5.000% due 09/01/2025 - 06/01/2053	9,224	8,819
5.500% due 01/01/2024 - 02/01/2042	7,025	6,933
6.000% due 10/01/2023 - 05/01/2041	8,444	8,515
6.500% due 02/01/2026 - 05/01/2040	3,627	3,685
8.000% due 07/01/2030 - 05/01/2032	6	7

Uniform Mortgage-Backed Security, TBA
1.500% due 10/01/2053	14,400	10,349
2.000% due 10/01/2038 - 11/01/2053	339,900	260,594
2.500% due 10/01/2053 - 11/01/2053	31,400	24,964
3.000% due 10/01/2038 - 11/01/2053	678,480	565,816
3.500% due 10/01/2038 - 11/01/2053	230,200	204,165
4.000% due 10/01/2053 - 11/01/2053	326,540	290,849
4.500% due 10/01/2038 - 11/01/2053	400,118	368,507
5.000% due 10/01/2038 - 11/01/2053	663,904	626,624
5.500% due 10/01/2053 - 11/01/2053	150,900	145,825
6.500% due 10/01/2053	127,600	128,188

Vendee Mortgage Trust
5.769% due 01/15/2030 ~	99	98
6.500% due 03/15/2029	137	132

Total U.S. Government Agencies (Cost $4,056,776)		3,860,877

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.5%

Adjustable Rate Mortgage Trust
4.391% due 09/25/2035 ^~	167	143

BAMLL Commercial Mortgage Securities Trust
6.480% due 09/15/2034 •	1,590	1,583

Banc of America Funding Trust
6.019% due 05/20/2035 ^•	224	192
6.253% due 10/25/2036 ^þ	432	369
6.337% due 01/25/2037 ^þ	443	387

Banc of America Mortgage Trust
3.891% due 02/25/2036 ^~	83	73
5.189% due 06/20/2031 «~	32	30
5.270% due 07/25/2034 «~	1	1
5.750% due 07/20/2032 «~	1	1

Bear Stearns Adjustable Rate Mortgage Trust
2.800% due 11/25/2030 ~	1	1
3.250% due 02/25/2033 «~	1	1
4.319% due 01/25/2034 «~	2	2
5.500% due 08/25/2033 «~	64	59
6.053% due 08/25/2033 ~	64	61

Bear Stearns ALT-A Trust
4.034% due 11/25/2036 ^~	169	78

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.138% due 11/25/2036 ~	$309	$174
4.398% due 05/25/2035 ~	126	119
4.491% due 11/25/2036 ^~	415	214

Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~	590	435

BellaVista Mortgage Trust
5.942% due 05/20/2045 •	110	72

Chase Mortgage Finance Trust
4.235% due 09/25/2036 ^«~	18	16
6.000% due 07/25/2037	1,504	680

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.445% due 01/25/2035 ~	184	166
5.614% due 05/25/2036 •	62	55
5.688% due 08/25/2035 •	82	76

Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	13,755	10,448
5.282% due 08/25/2035 ^~	68	56
6.150% due 09/25/2035 •	84	84
6.980% due 05/25/2035 •	1	1

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037 ^	382	326

Countrywide Alternative Loan Resecuritization Trust
3.192% due 08/25/2037 ^~	81	38

Countrywide Alternative Loan Trust
5.639% due 07/20/2046 ^•	262	208
5.719% due 09/20/2046 •	5,583	3,980
5.814% due 09/25/2046 ^•	2,240	1,888
5.834% due 05/25/2036 •	29	25
5.854% due 05/25/2035 •	422	375
5.874% due 05/25/2035 •	60	55
5.934% due 05/25/2035 «•	114	80
5.934% due 09/25/2046 ^•	3,704	2,691
5.934% due 10/25/2046 ^«•	335	237
5.954% due 07/25/2046 ^•	1,596	1,018
5.994% due 12/25/2035 •	148	131
6.079% due 12/20/2035 •	439	392
6.114% due 10/25/2046 ^•	1,491	1,063
6.250% due 11/25/2036 ^	601	446

Countrywide Home Loan Mortgage Pass-Through Trust
3.847% due 02/20/2036 ^«~	22	18
4.010% due 06/19/2031 «~	3	3
4.125% due 07/19/2031 «~	3	3
4.163% due 09/25/2047 ^~	237	207
4.212% due 11/25/2037 ~	320	291
5.366% due 09/25/2034 ^«~	123	104
5.894% due 05/25/2035 •	441	346
5.974% due 02/25/2035 •	53	48
6.014% due 04/25/2035 •	234	212
6.014% due 04/25/2035 «•	15	13
6.074% due 03/25/2035 •	32	26
6.094% due 02/25/2035 •	254	229
6.114% due 02/25/2035 •	6	5
6.114% due 03/25/2036 «•	12	2
6.134% due 02/25/2036 ^«•	17	7

Credit Suisse First Boston Mortgage Securities Corp.
4.405% due 06/25/2033 «~	4	3

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.079% due 04/25/2037 ^þ	1,788	475

Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,135	862
2.691% due 03/25/2060 ~	3,801	3,731
4.699% due 05/27/2053 ~	4,462	3,426

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.534% due 10/25/2036 ^«•	6	5

Fannie Mae
1.500% due 02/25/2036 (a)	44,570	2,565
4.900% due 10/25/2028 «(c)	709	701
5.570% due 10/25/2028 «(c)	869	869

First Nationwide Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031 «	4	4

Freddie Mac
4.660% due 01/25/2031	6,100	5,843

GreenPoint Mortgage Funding Trust
5.834% due 12/25/2046 ^•	1,291	1,172
5.974% due 04/25/2036 ^•	434	409

GreenPoint Mortgage Funding Trust Pass-Through Certificates
5.364% due 10/25/2033 «~	7	7

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GS Mortgage Securities Corp. Trust
6.530% due 07/15/2031 •	$2,000	$1,687

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~	35,969	27,388

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,683	1,278
3.000% due 09/25/2052 ~	16,038	12,733

GSR Mortgage Loan Trust
3.572% due 04/25/2036 ~	122	82
4.244% due 06/25/2034 ~	9	9
5.954% due 08/25/2046 •	2,056	512

HarborView Mortgage Loan Trust
3.412% due 11/19/2034 «~	21	16
4.685% due 08/19/2036 ^«~	45	41
5.037% due 08/19/2034 ~	545	502
5.702% due 03/19/2037 •	208	183
5.882% due 05/19/2046 ^•	510	154

HomeBanc Mortgage Trust
5.794% due 12/25/2036 «•	4	3
6.294% due 08/25/2029 •	83	79

Impac Secured Assets Trust
5.734% due 11/25/2036 •	40	39

IndyMac Adjustable Rate Mortgage Trust
5.292% due 01/25/2032 «~	2	1

IndyMac INDB Mortgage Loan Trust
6.034% due 11/25/2035 ^•	90	55

IndyMac INDX Mortgage Loan Trust
3.114% due 01/25/2036 ^~	208	188
3.378% due 01/25/2036 ^~	1	0
3.697% due 08/25/2035 ^~	426	313
3.872% due 08/25/2036 ~	7,181	6,126
3.913% due 12/25/2034 ~	3	3
5.734% due 06/25/2037 ^•	299	115
5.854% due 05/25/2046 •	520	452
5.914% due 04/25/2035 •	43	35
5.914% due 07/25/2035 •	380	348
6.074% due 02/25/2035 •	74	65

JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	4,322	3,442
3.000% due 04/25/2052 ~	6,081	4,843
3.000% due 05/25/2052 ~	7,061	5,624
5.026% due 10/25/2035 ~	474	431
6.329% due 12/25/2049 •	1,833	1,754
6.346% due 08/25/2049 •	927	915

Lehman XS Trust
6.074% due 11/25/2046 ^•	1,568	1,163

Luminent Mortgage Trust
5.794% due 12/25/2036 ^•	332	301

MASTR Adjustable Rate Mortgages Trust
5.914% due 05/25/2037 •	351	151
6.034% due 05/25/2047 ^«•	15	15
6.114% due 05/25/2047 ^•	3,350	2,734

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	67	49

MASTR Seasoned Securitization Trust
4.956% due 10/25/2032 «~	50	44

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.147% due 11/15/2031 •	93	88
6.327% due 11/15/2031 «•	12	10

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •	109	102
5.927% due 06/15/2030 •	81	79

Merrill Lynch Alternative Note Asset Trust
6.034% due 03/25/2037 •	881	226

Merrill Lynch Mortgage Investors Trust
4.198% due 04/25/2035 «~	4	3
6.290% due 01/25/2029 ~	753	675
6.581% due 10/25/2028 «•	7	6

Morgan Stanley Capital Trust
6.594% due 07/15/2035 •	2,500	2,483

Morgan Stanley Mortgage Loan Trust
4.627% due 07/25/2035 ^~	336	278
5.944% due 02/25/2047 •	803	333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mortgage Equity Conversion Asset Trust
5.930% due 02/25/2042 •	$1,265	$1,232
5.950% due 01/25/2042 •	8,609	8,395
5.960% due 05/25/2042 •	4,566	4,325

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	6,170	5,726

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	107	103

OBX Trust
3.000% due 01/25/2052 ~	2,881	2,287

Prime Mortgage Trust
5.834% due 02/25/2034 •	8	8

Residential Accredit Loans, Inc. Trust
4.256% due 08/25/2035 ^~	424	164
5.974% due 05/25/2046 ^•	359	277

Residential Funding Mortgage Securities, Inc. Trust
5.092% due 09/25/2035 ^~	621	414

Sequoia Mortgage Trust
3.520% due 01/20/2047 ^~	275	178
6.082% due 04/19/2027 •	7	7
6.142% due 10/19/2026 «•	5	5
6.199% due 10/20/2027 «•	77	72

Structured Adjustable Rate Mortgage Loan Trust
3.665% due 11/25/2035 ^~	208	183
4.143% due 01/25/2035 ~	120	118
4.570% due 07/25/2035 ^~	18	15
4.669% due 08/25/2035 ~	5	4
6.169% due 06/25/2034 •	202	184
6.172% due 07/25/2034 ~	12	12
7.404% due 10/25/2037 ^•	788	679

Structured Asset Mortgage Investments Trust
5.694% due 03/25/2037 •	68	23
5.814% due 06/25/2036 •	58	56
5.854% due 05/25/2036 •	383	249
5.894% due 05/25/2045 •	493	438
5.942% due 07/19/2035 •	596	545
6.034% due 08/25/2036 ^•	2,074	1,442
6.102% due 09/19/2032 •	220	210
6.102% due 10/19/2034 •	41	38
6.142% due 03/19/2034 •	185	172
6.750% due 05/02/2030 «~	49	1

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.894% due 06/25/2033 «~	2	1

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ	891	223
6.470% due 09/25/2036 ^þ	9,085	261
6.515% due 07/25/2037 þ	1,463	553

Thornburg Mortgage Securities Trust
4.623% due 06/25/2043 «~	132	119

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	7,178	6,586

WaMu Mortgage Pass-Through Certificates Trust
3.309% due 04/25/2037 ^~	494	427
3.527% due 12/25/2036 ^~	488	421
4.069% due 12/25/2035 ~	93	83
4.279% due 03/25/2034 ~	2	2
5.466% due 11/25/2046 •	125	105
5.616% due 08/25/2033 «~	109	101
5.626% due 02/25/2046 •	449	391
5.683% due 09/25/2033 ~	51	47
5.826% due 11/25/2042 •	15	14
5.876% due 01/25/2047 •	535	469
5.954% due 11/25/2045 •	429	388
6.014% due 10/25/2045 •	30	28
6.026% due 06/25/2042 •	75	68
6.026% due 08/25/2042 •	177	165
6.074% due 01/25/2045 •	93	87
6.074% due 07/25/2045 •	16	15
6.094% due 01/25/2045 •	285	276
6.134% due 12/25/2045 •	725	601
6.434% due 07/25/2044 «•	46	41

Washington Mutual Mortgage Pass-Through Certificates Trust
4.699% due 11/25/2030 «~	31	30
6.768% due 07/25/2036 þ	2,188	534

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
5.736% due 07/25/2034 «~	$6	$6

Total Non-Agency Mortgage-Backed Securities (Cost $199,588)		167,876

ASSET-BACKED SECURITIES 22.7%

ABFC Trust
6.134% due 06/25/2034 •	114	110
6.454% due 03/25/2032 «•	153	145

ABFS Mortgage Loan Trust
3.504% due 07/15/2033 þ	541	385

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •	130	48
6.094% due 11/25/2035 •	271	272
6.484% due 07/25/2034 «•	169	156

AFC Home Equity Loan Trust
6.244% due 06/25/2029 •	132	78

AGL CLO Ltd.
6.788% due 07/20/2034 •	3,900	3,899

Allegro CLO Ltd.
6.735% due 10/16/2031 •	3,300	3,292

Amortizing Residential Collateral Trust
6.134% due 10/25/2031 •	80	77

AMRESCO Residential Securities Corp. Mortgage Loan Trust
6.374% due 06/25/2029 •	158	149

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •	3,226	3,221
6.747% due 07/22/2032 •	3,800	3,775

Apidos CLO
6.500% due 07/17/2030 •	8,399	8,377
6.670% due 07/16/2031 •	4,400	4,397

Ares CLO Ltd.
6.657% due 04/22/2031 •	3,800	3,782
6.740% due 10/15/2030 •	2,269	2,270

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.169% due 10/25/2035 •	2,478	2,401

Asset-Backed Securities Corp. Home Equity Loan Trust
5.514% due 05/25/2037 •	1	1
5.967% due 06/15/2031 •	183	163

Atlas Senior Loan Fund Ltd.
6.787% due 10/24/2031 •	4,000	3,993

Bain Capital Credit CLO Ltd.
6.712% due 04/19/2034 •	2,170	2,159

Bayview Financial Acquisition Trust
5.958% due 05/28/2037 •	679	586

Bear Stearns Asset-Backed Securities Trust
5.257% due 06/25/2043 «~	9	8
5.727% due 02/25/2034 •	362	347
6.234% due 09/25/2046 •	505	472
6.634% due 10/25/2032 «•	7	7
6.934% due 11/25/2042 «•	166	159

Betony CLO Ltd.
6.711% due 04/30/2031 •	1,966	1,964

BlueMountain CLO Ltd.
6.787% due 10/22/2030 •	3,208	3,210

Carlyle Global Market Strategies CLO Ltd.
6.540% due 04/17/2031 •	795	792

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •	4,081	4,064

CBAM Ltd.
6.838% due 07/20/2030 •	3,658	3,661

Cedar Funding CLO Ltd.
6.588% due 01/20/2031 •	1,972	1,969

Centex Home Equity Loan Trust
5.734% due 01/25/2032 «•	52	49
6.284% due 01/25/2032 «•	160	155

Chase Funding Trust
6.034% due 07/25/2033 «•	21	20
6.074% due 08/25/2032 •	364	344
6.094% due 11/25/2032 «•	66	63

CIFC Funding Ltd.
6.557% due 10/24/2030 •	6,456	6,449

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	131

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.657% due 04/24/2030 •	$1,991	$1,991
6.807% due 10/22/2031 •	3,650	3,646

CIT Group Home Equity Loan Trust
6.099% due 12/25/2031 «•	57	55

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •	161	161

Citigroup Global Markets Mortgage Securities, Inc.
6.784% due 01/25/2032 «•	134	137

Citigroup Mortgage Loan Trust
5.494% due 07/25/2045 •	139	96

Countrywide Asset-Backed Certificates Trust
5.574% due 07/25/2037 •	841	757
5.634% due 09/25/2037 •	447	386
6.334% due 10/25/2047 •	787	702
6.434% due 09/25/2032 •	947	922

Credit Suisse First Boston Mortgage Securities Corp.
4.136% due 08/25/2032 •	100	93

Credit-Based Asset Servicing & Securitization Trust
3.061% due 01/25/2037 ^•	255	78

Cutwater Ltd.
6.790% due 01/15/2029 •	3,183	3,184

Delta Funding Home Equity Loan Trust
6.267% due 09/15/2029 «•	8	7

Dryden CLO Ltd.
6.542% due 04/18/2031 •	3,664	3,648

Dryden Senior Loan Fund
6.540% due 04/15/2031 •	5,271	5,252

Eaton Vance CLO Ltd.
6.740% due 10/15/2034 •	3,200	3,194

Ellington Loan Acquisition Trust
6.484% due 05/25/2037 •	898	841
6.534% due 05/25/2037 •	414	394

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(c)	2,100	2,100

EMC Mortgage Loan Trust
6.174% due 05/25/2040 •	135	130

Encore Credit Receivables Trust
6.124% due 07/25/2035 •	2,432	2,323

EquiFirst Mortgage Loan Trust
5.914% due 01/25/2034 «•	66	61

FIRSTPLUS Home Loan Owner Trust
7.170% due 05/10/2024 «þ	354	0

Fremont Home Loan Trust
5.914% due 08/25/2036 •	6,038	1,957

Galaxy CLO Ltd.
6.540% due 10/15/2030 •	7,459	7,447

Gallatin CLO Ltd.
6.645% due 01/21/2028 •	1,585	1,586
6.660% due 07/15/2031 •	4,100	4,089

GE-WMC Mortgage Securities Trust
5.514% due 08/25/2036 «•	34	14

GMACM Home Equity Loan Trust
3.139% due 01/25/2029 «•	15	12

Golub Capital Partners CLO Ltd.
6.608% due 04/20/2031 •	981	979

GSAMP Trust
2.357% due 10/25/2036 ^•	7,481	56
5.574% due 12/25/2036 •	932	501
5.834% due 02/25/2033 «•	63	59

Halseypoint CLO Ltd.
6.938% due 01/20/2033 •	1,300	1,298
7.081% due 11/30/2032 •	4,450	4,451

Home Equity Mortgage Loan Asset-Backed Trust
5.654% due 04/25/2037 •	618	466

ICG U.S. CLO Ltd.
6.747% due 01/24/2032 •	1,000	991

IMC Home Equity Loan Trust
7.520% due 08/20/2028 «	2	2

JP Morgan Mortgage Acquisition Trust
5.594% due 08/25/2036 «•	35	15
5.694% due 03/25/2037 •	112	109

KKR CLO Ltd.
6.512% due 07/18/2030 •	2,526	2,525

LCM LP
6.452% due 07/19/2027 •	1,177	1,177
6.628% due 10/20/2027 •	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM Ltd.
6.668% due 04/20/2031 •	$5,800	$5,774

Lockwood Grove CLO Ltd.
6.783% due 01/25/2030 •	8,309	8,311

Long Beach Mortgage Loan Trust
5.994% due 10/25/2034 •	62	58
6.484% due 10/25/2034 «•	79	76
6.859% due 03/25/2032 «•	185	181

Madison Park Funding Ltd.
6.437% due 04/22/2027 •	1,352	1,350

Magnetite Ltd.
0.000% due 10/25/2033 •(c)	4,000	4,000

MASTR Asset-Backed Securities Trust
6.184% due 12/25/2034 ^•	433	417

Merrill Lynch Mortgage Investors Trust
5.554% due 10/25/2037 ^•	977	153
5.594% due 09/25/2037 •	125	26
6.154% due 06/25/2035 «•	137	134

MF1 LLC
7.477% due 06/19/2037 •	3,000	2,991

MF1 Ltd.
6.525% due 10/16/2036 •	5,300	5,209

MidOcean Credit CLO
6.661% due 01/29/2030 •	2,034	2,036
6.691% due 02/20/2031 •	5,352	5,349

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ^~	489	231
6.000% due 02/25/2037 ^~	684	374
6.154% due 04/25/2037 •	205	59

Mountain View CLO LLC
6.610% due 01/16/2031 •	492	490
6.660% due 10/16/2029 •	3,900	3,904

Mountain View CLO Ltd.
6.690% due 07/15/2031 •	3,385	3,369

Nassau Ltd.
6.720% due 10/15/2029 •	2,492	2,493
6.820% due 01/15/2030 •	1,721	1,722

Neuberger Berman CLO Ltd.
6.628% due 04/20/2031 •	1,300	1,295

Newark BSL CLO Ltd.
6.583% due 07/25/2030 •	6,388	6,382

NovaStar Mortgage Funding Trust
5.564% due 03/25/2037 •	1,553	956

OCP CLO Ltd.
6.530% due 07/15/2030 •	2,955	2,947

Option One Mortgage Loan Trust
5.574% due 01/25/2037 •	502	290
6.214% due 02/25/2035 •	1,740	1,637

Option One Mortgage Loan Trust Asset-Backed Certificates
6.124% due 11/25/2035 •	229	215

OZLM Ltd.
6.838% due 07/20/2030 •	2,583	2,585

Palmer Square CLO Ltd.
0.000% due 10/20/2033 •(c)	4,600	4,600
6.670% due 07/16/2031 •	2,900	2,898

Palmer Square Loan Funding Ltd.
6.388% due 07/20/2029 •	2,159	2,150

PRET LLC
3.721% due 07/25/2051 þ	6,681	6,476

Renaissance Home Equity Loan Trust
3.925% due 08/25/2033 •	178	159
6.154% due 11/25/2034 •	143	124
6.194% due 12/25/2032 «•	16	14
6.634% due 08/25/2032 •	266	251

Residential Asset Mortgage Products Trust
6.034% due 03/25/2036 •	54	52
6.379% due 09/25/2035 •	1,829	1,730

Residential Asset Securities Corp. Trust
5.724% due 06/25/2033 •	40	36

Romark CLO Ltd.
6.637% due 10/23/2030 •	30,926	30,818

SACO Trust
5.954% due 06/25/2036 ^•	29	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•	$2,092	$476

Signal Peak CLO Ltd.
6.723% due 04/25/2031 •	948	946

SLM Student Loan Trust
6.682% due 12/15/2033 •	1,492	1,468

Sound Point CLO Ltd.
6.507% due 01/23/2029 •	1,796	1,796

Soundview Home Loan Trust
5.554% due 11/25/2036 •	60	17

Stratus CLO Ltd.
6.488% due 12/28/2029 •	3,432	3,421

Structured Asset Investment Loan Trust
6.364% due 06/25/2035 •	10,398	9,728
6.709% due 12/25/2034 •	976	926

Structured Asset Securities Corp. Trust
6.124% due 09/25/2035 •	475	444

Symphony CLO Ltd.
0.000% due 04/25/2034 •(c)	4,200	4,200
6.450% due 04/15/2028 •	319	319

TIAA CLO Ltd.
6.720% due 01/16/2031 •	452	452

Tralee CLO Ltd.
6.908% due 07/20/2029 •	3,681	3,679

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ^~	140	124

Venture CLO Ltd.
6.450% due 04/15/2027 •	3,872	3,871
6.680% due 08/28/2029 •	4,278	4,280
6.718% due 04/20/2032 •	4,000	3,936

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •	612	612
6.478% due 07/20/2029 •	728	727
6.498% due 04/20/2028 •	682	682

Total Asset-Backed Securities (Cost $295,410)		281,825

SHORT-TERM INSTRUMENTS 8.8%

REPURCHASE AGREEMENTS (g) 0.4%
		5,063

U.S. TREASURY BILLS 8.4%
5.442% due 10/19/2023 -12/28/2023 (c)(d)(e)(j)(l)	104,833	103,992

Total Short-Term Instruments (Cost $109,055)		109,055

Total Investments in Securities (Cost $4,667,209)		4,424,227

	SHARES
INVESTMENTS IN AFFILIATES 4.8%

SHORT-TERM INSTRUMENTS 4.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%

PIMCO Short-Term Floating NAV Portfolio III	6,129,110	59,581

Total Short-Term Instruments (Cost $59,591)		59,581

Total Investments in Affiliates (Cost $59,591)		59,581

Total Investments 361.9% (Cost $4,726,800)		$4,483,808

Financial Derivative Instruments (i)(k) 0.7% (Cost or Premiums, net $14,394)		9,041

Other Assets and Liabilities, net (262.6)%		(3,254,021)

Net Assets 100.0%		$1,238,828

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$5,063	U.S. Treasury Notes 0.250% due 08/31/2025	$(5,164)	$5,063	$5,064

Total Repurchase Agreements						$(5,164)	$5,063	$5,064

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	5.450%	09/14/2023	10/12/2023	$(143,413)	$(143,804)

Total Reverse Repurchase Agreements					$(143,804)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (9.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	11/01/2053	$15,270	$(12,522)	$(12,141)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2038	22,900	(21,863)	(21,618)
Uniform Mortgage-Backed Security, TBA	6.000	11/01/2053	79,800	(79,510)	(78,722)

Total Short Sales (9.1)%				$(113,895)	$(112,481)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$0	$(143,804)	$0	$(143,804)	$147,446	$3,642
FICC	5,064	0	0	5,064	(5,164)	(100)

Total Borrowings and Other Financing Transactions	$5,064	$(143,804)	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	133

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Government Agencies	$0	$(143,804)	$0	$0	$(143,804)

Total Borrowings	$0	$(143,804)	$0	$0	$(143,804)

Payable for reverse repurchase agreements					$(143,804)

(h)	Securities with an aggregate market value of $147,446 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(41,489) at a weighted average interest rate of 5.323%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2023	346	$81,855	$(239)	$4	$0
U.S. Treasury 5-Year Note December Futures	12/2023	3,577	376,870	(3,231)	559	0

				$(3,470)	$563	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	173	$(40,893)	$290	$0	$(2)
3-Month SOFR Active Contract March Futures	06/2024	173	(40,925)	464	0	(2)
U.S. Treasury 10-Year Note December Futures	12/2023	3,006	(324,836)	7,114	0	(611)
U.S. Treasury 10-Year Ultra December Futures	12/2023	7,702	(859,254)	24,073	0	(1,805)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	51	(6,053)	447	0	(19)

				$32,388	$0	$(2,439)

Total Futures Contracts				$28,918	$563	$(2,439)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	04/10/2025	$17,000	$(65)	$(417)	$(482)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	04/17/2025	16,700	(60)	(412)	(472)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	04/18/2025	16,700	(71)	(401)	(472)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	04/24/2025	32,400	(136)	(620)	(756)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	04/25/2025	17,800	(95)	(320)	(415)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025	115,450	1,239	1,843	3,082	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	23,500	(21)	866	845	0	(10)

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.513%	Annual	03/08/2030	$21,600	$161	$1,010	$1,171	$0	$(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.635	Annual	03/08/2030	4,800	38	186	224	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(1,715)	(1,561)	49	0
Pay	1-Day USD-SOFR Compounded-OIS	3.546	Annual	05/08/2030	6,000	46	(350)	(304)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	29,600	226	(1,698)	(1,472)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	2,670	3,217	0	(56)
Pay	1-Day USD-SOFR Compounded-OIS	3.569	Annual	07/10/2030	8,800	(37)	(377)	(414)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.740	Annual	07/10/2030	4,000	(13)	(134)	(147)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	50,400	6,598	3,097	9,695	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	2.313	Annual	07/08/2032	50,100	194	7,277	7,471	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	4,915	4,915	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	947	1,046	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	25,900	0	2,291	2,291	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	11/09/2032	37,700	0	3,358	3,358	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	391	431	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	1,012	1,066	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.505	Annual	03/08/2033	28,100	330	1,600	1,930	0	(49)
Pay	1-Day USD-SOFR Compounded-OIS	3.510	Annual	03/08/2033	4,800	(55)	(273)	(328)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	664	758	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	39,325	(103)	(4,092)	(4,195)	70	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	113,700	(3,636)	(3,058)	(6,694)	236	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	53,100	3,273	3,276	6,549	0	(246)

Total Swap Agreements						$8,801	$21,536	$30,337	$450	$(793)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$563	$450	$1,013	$0	$(2,439)	$(793)	$(3,232)

(j)

Securities with an aggregate market value of $8,064 and cash of $31,261 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	135

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.500%	01/24/2024	2,200	$7	$0

BPS	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	6,900	140	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	20,500	415	895

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	02/21/2024	77,000	78	173
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	02/21/2024	183,400	144	226
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800	12/20/2023	6,800	140	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.550	12/20/2023	20,500	414	895
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.210	03/08/2024	13,800	290	42
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.710	03/08/2024	13,800	290	509

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	01/31/2024	157,000	210	1,048
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	152,000	344	1,654
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.185	10/05/2023	66,000	323	527
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.875	01/03/2024	1,200	32	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.625	01/03/2024	1,200	32	63
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.040	01/11/2024	16,900	161	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	01/11/2024	16,900	161	481
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/28/2025	66,600	386	769

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.100	02/01/2024	136,000	264	1,480
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	03/18/2024	97,500	102	125
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.250	08/19/2024	68,400	138	141
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.300	03/13/2025	34,500	62	71

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.600	02/02/2024	272,000	216	1,799
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	01/21/2025	107,000	118	167
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.770	12/21/2023	41,000	825	8
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.520	12/21/2023	41,000	825	1,851
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.513	04/05/2024	14,000	301	13
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.013	04/05/2024	14,000	301	994
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.670	04/11/2024	13,800	289	20
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.170	04/11/2024	13,800	289	865
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.732	04/24/2024	10,500	232	19
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.232	04/24/2024	10,500	232	626
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.433	02/27/2024	12,100	90	5

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/07/2024	42,900	34	58
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	05/10/2024	81,000	53	110
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.979	02/01/2024	2,300	2	0

							$ 7,940	$15,638

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.188	10/05/2023	48,300	$211	$470
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 11/01/2053	94.625	11/06/2023	45,500	285	549
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.328	10/05/2023	49,000	134	359

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2053	95.953	11/06/2023	48,000	356	222
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 11/01/2053	97.555	11/06/2023	45,500	265	561

MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 11/01/2053	94.594	11/06/2023	13,000	81	155
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.266	10/05/2023	20,000	53	137

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 10/01/2053	97.371	10/05/2023	49,400	195	379

					$1,580	$2,832

Total Purchased Options					$9,520	$18,470

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.118%	10/05/2023	33,900	$ (193)	$(383)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.145	10/05/2023	13,400	(54)	(132)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.155	10/05/2023	41,400	(208)	(389)

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.180	11/06/2023	43,000	(288)	(529)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.192	11/06/2023	12,500	(83)	(148)

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600%	02/01/2024	152,000	$ (167)	$(1,006)

GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.600	02/01/2024	136,000	(127)	(900)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.750	03/18/2024	97,500	(48)	(66)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.135	10/05/2023	32,200	(134)	(335)

JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.012	11/06/2023	37,700	(266)	(723)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.350	11/06/2023	45,500	(350)	(325)

							$ (1,918)	$(4,936)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	$91.766	10/05/2023	9,500	$(55)	$(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	92.438	10/05/2023	5,500	(24)	(1)

JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2053	90.125	11/06/2023	10,000	(91)	(87)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	88,000	(543)	(876)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	88,000	(430)	0

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	89.859	10/05/2023	9,500	(31)	(24)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	91.859	10/05/2023	14,500	(84)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	92.492	10/05/2023	5,000	(21)	0

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2053	82.563	10/05/2023	4,500	(10)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2053	89.906	10/05/2023	15,500	(48)	(37)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	46,500	(287)	(463)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	67,000	(382)	(781)

					$(2,006)	$(2,274)

Total Written Options					$(3,924)	$(7,210)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$ 3	$(3)	$3	$0	$0

Total Swap Agreements						$(3)	$3	$0	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$1,378	$0	$1,378	$0	$(907)	$0	$(907)	$471	$(270)	$201
BPS	0	896	0	896	0	0	0	0	896	(890)	6
BRC	0	1,846	0	1,846	0	(677)	0	(677)	1,169	(1,160)	9
DUB	0	4,544	0	4,544	0	(1,006)	0	(1,006)	3,538	(3,910)	(372)
GLM	0	1,817	0	1,817	0	(1,301)	0	(1,301)	516	(570)	(54)
JPM	0	783	0	783	0	(1,686)	0	(1,686)	(903)	1,041	138
MSC	0	292	0	292	0	(27)	0	(27)	265	(330)	(65)
MYC	0	6,367	0	6,367	0	(325)	0	(325)	6,042	(6,359)	(317)
NGF	0	168	0	168	0	0	0	0	168	0	168
SAL	0	379	0	379	0	(1,281)	0	(1,281)	(902)	1,040	138

Total Over the Counter	$0	$18,470	$0	$18,470	$0	$(7,210)	$0	$(7,210)

(l)

Securities with an aggregate market value of $2,081 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	137

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$563	$563
Swap Agreements	0	0	0	0	450	450

	$0	$0	$0	$0	$1,013	$1,013

Over the counter
Purchased Options	$0	$0	$0	$0	$18,470	$18,470

	$0	$0	$0	$0	$19,483	$19,483

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,439	$2,439
Swap Agreements	0	0	0	0	793	793

	$0	$0	$0	$0	$3,232	$3,232

Over the counter
Written Options	$0	$0	$0	$0	$7,210	$7,210

	$0	$0	$0	$0	$10,442	$10,442

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$42,223	$42,223
Swap Agreements	0	0	0	0	4,106	4,106

	$0	$0	$0	$0	$46,329	$46,329

Over the counter
Purchased Options	$0	$0	$0	$0	$(4,591)	$(4,591)
Written Options	0	0	0	0	6,713	6,713

	$0	$0	$0	$0	$2,122	$2,122

	$0	$0	$0	$0	$48,451	$48,451

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$22,700	$22,700
Swap Agreements	0	0	0	0	16,401	16,401

	$0	$0	$0	$0	$39,101	$39,101

Over the counter
Purchased Options	$0	$0	$0	$0	$11,846	$11,846
Written Options	0	0	0	0	(4,255)	(4,255)

	$0	$0	$0	$0	$7,591	$7,591

	$0	$0	$0	$0	$46,692	$46,692

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$54	$0	$54
Industrials	0	719	0	719
Municipal Bonds & Notes
Texas	0	3,821	0	3,821
U.S. Government Agencies	0	3,859,966	911	3,860,877
Non-Agency Mortgage-Backed Securities	0	165,195	2,681	167,876
Asset-Backed Securities	0	280,296	1,529	281,825
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	5,063	0	5,063
U.S. Treasury Bills	0	103,992	0	103,992

	$0	$4,419,106	$5,121	$4,424,227

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,581	$0	$0	$59,581

Total Investments	$59,581	$4,419,106	$5,121	$4,483,808

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(112,481)	$0	$(112,481)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,013	0	1,013
Over the counter	0	18,470	0	18,470

	$0	$19,483	$0	$19,483

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(3,232)	0	(3,232)
Over the counter	0	(7,210)	0	(7,210)

	$0	$(10,442)	$0	$(10,442)

Total Financial Derivative Instruments	$0	$9,041	$0	$9,041

Totals	$59,581	$4,315,666	$5,121	$4,380,368

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	139

Schedule of Investments	PIMCO Municipal Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.7%

CORPORATE BONDS & NOTES 1.4%

INDUSTRIALS 1.4%

Northwell Healthcare, Inc.
4.260% due 11/01/2047	$2,000	$1,504

Total Corporate Bonds & Notes (Cost $2,037)		1,504

MUNICIPAL BONDS & NOTES 99.8%

ARIZONA 3.1%

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
5.000% due 07/01/2049	1,250	1,258

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023
5.000% due 01/01/2050	2,000	2,062

		3,320

ARKANSAS 1.2%

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	1,500	1,323

CALIFORNIA 9.1%

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	500	505
5.250% due 01/01/2054	1,000	998

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2031	1,270	1,358

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	925	850

Irvine Facilities Financing Authority, California Special Tax Bonds, (Bam Insured), Series 2023
4.000% due 09/01/2058	1,250	1,111

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,036

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	1,900	1,733

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2045	1,000	1,024

Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	120	122

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	917

		9,654

CONNECTICUT 2.4%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000	2,549

FLORIDA 4.0%

Central Florida Expressway Authority Revenue Bonds, Series 2019
5.000% due 07/01/2044	1,000	1,018

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,500	1,345

Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000	878

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	$1,000	$1,006

		4,247

GEORGIA 3.2%

Georgia State General Obligation Bonds, Series 2018
5.000% due 07/01/2032	2,000	2,117

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2059	1,000	958

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2030	300	318

		3,393

HAWAII 1.4%

Hawaii Airports System State Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,500	1,495

ILLINOIS 3.2%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	1,000	977

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	771	804

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	1,000	842

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
4.000% due 01/01/2038	905	819

		3,442

INDIANA 0.8%

Indiana Finance Authority Health System Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,000	864

KANSAS 0.9%

Kansas Development Finance Authority Revenue Bonds, (BAM Insured), Series 2021
2.774% due 05/01/2051	1,500	989

LOUISIANA 1.9%

East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019
4.000% due 02/01/2040	1,500	1,356

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 07/01/2040	685	709

		2,065

MARYLAND 1.6%

Maryland Department of Transportation State Revenue Bonds, Series 2021
5.000% due 08/01/2034	1,600	1,662

MASSACHUSETTS 0.9%

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,000	986

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 3.8%

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028 (a)	$1,500	$1,544
5.000% due 12/01/2031 (a)	2,385	2,474

		4,018

MINNESOTA 2.3%

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	2,500	2,440

NEVADA 4.0%

Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	2,000	1,982

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	1,000	1,014

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (b)	980	519
0.000% due 06/01/2036 (b)	1,520	705

		4,220

NEW JERSEY 3.7%

MiddleSex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	1,000	1,032

New Jersey Economic Development Authority Revenue Bonds, Series 2017
5.000% due 06/15/2034	1,000	1,051

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2040	1,000	915

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	1,000	927

		3,925

NEW YORK 12.0%

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 08/01/2042	3,100	3,149

New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.100% due 06/15/2046	2,000	2,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	1,000	892
5.250% due 06/15/2048 (a)	300	315
5.250% due 06/15/2053 (a)	400	418

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500	522

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 07/01/2042	1,000	1,024

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	2,000	2,077

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (c)	695	559

New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2045	2,000	1,792

		12,748

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 1.7%

Oregon Education Districts General Obligation Bonds, Series 2021
2.207% due 06/30/2033	$1,000	$743

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	1,000	1,022

		1,765

PENNSYLVANIA 13.3%

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020
3.532% due 06/01/2042	2,000	1,526

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2039	2,500	2,289

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2037	1,000	933

Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022
4.000% due 05/01/2056	1,000	800

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	1,000	976

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2041	3,000	2,759

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/15/2049	550	554

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2040	1,000	1,011

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,250	3,313

		14,161

TENNESSEE 1.0%

Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000	1,057

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 18.2%

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2038	$150	$153

Houston, Texas Combined Utility System Revenue Bonds, Series 2018
5.000% due 11/15/2043	3,000	3,053

Lamar Cosolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2041	2,000	2,086

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	1,000	980

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	1,550	1,422

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2043	2,500	2,532

Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	1,115	1,148

SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,033

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023
5.500% due 02/01/2050	1,000	1,056

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	1,000	914

Texas Water Development Board Revenue Bonds, Series 2019
4.000% due 10/15/2049	3,000	2,638

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	800	812
5.000% due 10/15/2058 (a)	500	514

		19,341

UTAH 1.2%

City of Salt Lake, Utah Revenue Bonds, Series 2023
5.250% due 07/01/2037	1,200	1,275

WASHINGTON 3.7%

Port of Seattle, Washington Revenue Bonds, Series 2021
4.000% due 08/01/2041	1,000	885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State General Obligation Bonds, Series 2018
5.000% due 02/01/2042	$3,000	$3,072

		3,957

WISCONSIN 1.2%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	1,500	1,337

Total Municipal Bonds & Notes (Cost $116,015)		106,233

SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS (d) 0.5%
		560

Total Short-Term Instruments (Cost $560)		560

Total Investments in Securities (Cost $118,612)		108,297

	SHARES
INVESTMENTS IN AFFILIATES 5.3%

SHORT-TERM INSTRUMENTS 5.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%

PIMCO Short-Term Floating NAV Portfolio III	583,438	5,672

Total Short-Term Instruments (Cost $5,671)		5,672

Total Investments in Affiliates (Cost $5,671)		5,672

Total Investments 107.0% (Cost $124,283)		$113,969

Other Assets and Liabilities, net (7.0)%		(7,498)

Net Assets 100.0%		$106,471

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Zero coupon security.

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$ 778	$559	0.53%

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	141

Schedule of Investments	PIMCO Municipal Portfolio	(Cont.)	September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$560	U.S. Treasury Notes 5.000% due 08/31/2025	$(571)	$560	$560

Total Repurchase Agreements						$(571)	$560	$560

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$560	$0	$0	$560	$(571)	$(11)

Total Borrowings and Other Financing Transactions	$560	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$1,504	$0	$1,504
Municipal Bonds & Notes
Arizona	0	3,320	0	3,320
Arkansas	0	1,323	0	1,323
California	0	9,654	0	9,654
Connecticut	0	2,549	0	2,549
Florida	0	4,247	0	4,247
Georgia	0	3,393	0	3,393
Hawaii	0	1,495	0	1,495
Illinois	0	3,442	0	3,442
Indiana	0	864	0	864
Kansas	0	989	0	989
Louisiana	0	2,065	0	2,065
Maryland	0	1,662	0	1,662
Massachusetts	0	986	0	986
Michigan	0	4,018	0	4,018
Minnesota	0	2,440	0	2,440
Nevada	0	4,220	0	4,220

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
New Jersey	$0	$3,925	$0	$3,925
New York	0	12,748	0	12,748
Oregon	0	1,765	0	1,765
Pennsylvania	0	14,161	0	14,161
Tennessee	0	1,057	0	1,057
Texas	0	19,341	0	19,341
Utah	0	1,275	0	1,275
Washington	0	3,957	0	3,957
Wisconsin	0	1,337	0	1,337
Short-Term Instruments
Repurchase Agreements	0	560	0	560

	$0	$108,297	$0	$108,297

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,672	$0	$0	$5,672

Total Investments	$5,672	$108,297	$0	$113,969

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 176.2%

U.S. TREASURY OBLIGATIONS 175.9%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2024 (c)	$13,518	$13,205
0.125% due 10/15/2024	10,247	9,935
0.125% due 04/15/2025	7,574	7,226
0.125% due 10/15/2025 (c)	16,376	15,520
0.125% due 04/15/2026	8,742	8,169
0.125% due 07/15/2026	17,854	16,692
0.125% due 10/15/2026 (c)	17,429	16,212
0.125% due 04/15/2027	5,413	4,971
0.125% due 01/15/2030	19,141	16,694
0.125% due 07/15/2030 (c)	17,527	15,197
0.125% due 01/15/2031	17,309	14,811
0.125% due 07/15/2031 (c)	23,906	20,311
0.125% due 01/15/2032 (c)	21,438	17,973
0.125% due 02/15/2051	4,614	2,574
0.250% due 01/15/2025 (c)	19,140	18,412
0.250% due 07/15/2029	11,353	10,119
0.250% due 02/15/2050	6,873	4,053
0.375% due 07/15/2025	12,754	12,212
0.375% due 01/15/2027 (c)	23,032	21,430
0.375% due 07/15/2027 (c)	17,495	16,229
0.500% due 04/15/2024	4,485	4,406
0.500% due 01/15/2028 (c)	19,581	18,053
0.625% due 01/15/2026 (c)	20,070	19,083
0.625% due 07/15/2032 (c)	27,566	24,037
0.625% due 02/15/2043	6,648	4,838
0.750% due 07/15/2028 (c)	14,248	13,264
0.750% due 02/15/2042	8,009	6,073
0.750% due 02/15/2045	9,528	6,935

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 01/15/2029	$13,075	$12,136
0.875% due 02/15/2047	9,029	6,593
1.000% due 02/15/2046	7,444	5,659
1.000% due 02/15/2048	6,149	4,581
1.000% due 02/15/2049	4,859	3,592
1.125% due 01/15/2033	8,210	7,420
1.375% due 02/15/2044	8,185	6,852
1.500% due 02/15/2053	1,748	1,448
1.625% due 10/15/2027 (c)	20,123	19,544
1.750% due 01/15/2028	2,990	2,905
2.125% due 02/15/2040	1,414	1,372
2.125% due 02/15/2041	4,230	4,095
3.625% due 04/15/2028	5,216	5,483
3.875% due 04/15/2029	3,360	3,619

Total U.S. Treasury Obligations (Cost $476,777)		443,933

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.714% due 01/25/2035 •	48	45

Merrill Lynch Mortgage Investors Trust
5.854% due 07/25/2030 «•	242	214

Total Non-Agency Mortgage-Backed Securities (Cost $279)		259

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.2%

REPURCHASE AGREEMENTS (b) 0.2%
		$586

Total Short-Term Instruments (Cost $586)		586

Total Investments in Securities (Cost $477,642)		444,778

INVESTMENTS IN AFFILIATES 2.0%

SHORT-TERM INSTRUMENTS 2.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%

PIMCO Short-Term Floating NAV Portfolio III	513,307	4,990

Total Short-Term Instruments (Cost $4,990)		4,990

Total Investments in Affiliates (Cost $4,990)		4,990

Total Investments 178.2% (Cost $482,632)		$449,768

Financial Derivative Instruments (d)(e) (0.0)% (Cost or Premiums, net $(225))		(3)

Other Assets and Liabilities, net (78.2)%		(197,334)

Net Assets 100.0%		$252,431

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(b) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$586	U.S. Treasury Notes 5.000% due 08/31/2025	$(598)	$586	$586

Total Repurchase Agreements						$(598)	$586	$586

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.410%	09/07/2023	10/11/2023	$(125,635)	$(126,107)
BSN	5.430	08/24/2023	10/12/2023	(48,889)	(49,176)

Total Reverse Repurchase Agreements					$(175,283)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	5.420%	09/15/2023	10/05/2023	$(22,409)	$(22,466)

Total Sale-Buyback Transactions					$(22,466)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	143

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(126,107)	$0	$(126,107)	$125,929	$(178)
BSN	0	(49,176)	0	(49,176)	49,055	(121)
FICC	586	0	0	586	(598)	(12)

Master Securities Forward Transaction Agreement
BPG	0	0	(22,466)	(22,466)	22,282	(184)

Total Borrowings and Other Financing Transactions	$586	$(175,283)	$(22,466)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(175,283)	$0	$0	$(175,283)

Total	$0	$(175,283)	$0	$0	$(175,283)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(22,466)	0	0	(22,466)

Total	$0	$(22,466)	$0	$0	$(22,466)

Total Borrowings	$0	$(197,749)	$0	$0	$(197,749)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(197,749)

(c)	Securities with an aggregate market value of $197,266 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(166,176) at a weighted average interest rate of 5.221%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(10) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	1	$(119)	$6	$0	$0

Total Futures Contracts				$6	$0	$0

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPTFEMU	2.975%	Maturity	08/15/2027	EUR	900	$4	$9	$13	$0	$(3)
Receive	CPURNSA	4.470	Maturity	09/15/2024		1,000	(6)	0	(6)	0	(1)

Total Swap Agreements							$(2)	$9	$7	$0	$(4)

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$0	$(4)	$(4)

Cash of $268 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
					Asset	Liability
MBC	10/2023	JPY	1,109	$7	$0	$0

TOR	10/2023		5,955	41	1	0

Total Forward Foreign Currency Contracts					$1	$0

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	$(206)	$0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0

Total Written Options						$(223)	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/(Received)	Net Exposure(2)
TOR	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$4	$4

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	145

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)	September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	0	0	0	175	175

	$0	$0	$0	$0	$188	$188

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6	$0	$6

	$0	$0	$0	$6	$188	$194

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$21	$21
Swap Agreements	0	0	0	0	2	2

	$0	$0	$0	$0	$23	$23

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$0	$0	$2	$23	$25

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$443,933	$0	$443,933
Non-Agency Mortgage-Backed Securities	0	45	214	259
Short-Term Instruments
Repurchase Agreements	0	586	0	586

	$0	$444,564	$214	$444,778

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,990	$0	$0	$4,990

Total Investments	$4,990	$444,564	$214	$449,768

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(4)	$0	$(4)

Total Financial Derivative Instruments	$0	$(3)	$0	$(3)

Totals	$4,990	$444,561	$214	$449,765

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Portfolio	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.1%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 ^(a)	$2,000	$4

Total Corporate Bonds & Notes (Cost $1,035)		4

U.S. GOVERNMENT AGENCIES 83.0%

Fannie Mae
2.699% due 03/01/2030 •	38	37
3.270% due 03/25/2027 ~	1	1
3.621% due 12/01/2034 •	5	5
3.625% due 09/01/2033 •	24	24
3.721% due 10/01/2034 •	33	32
3.732% due 02/01/2035 •	3	3
3.741% due 11/01/2032 •	3	3
3.810% due 04/01/2037 •	1	1
3.814% due 01/01/2037 •	1	1
3.823% due 08/01/2032 •	2	2
3.846% due 11/01/2034 •	34	34
3.870% due 01/01/2035 •	11	11
3.874% due 12/01/2036 •	31	32
3.875% due 10/01/2034 •	5	5
3.891% due 12/01/2034 •	22	22
3.913% due 04/01/2033 - 09/01/2033 •	14	14
3.915% due 10/01/2032 •	6	6
3.920% due 11/01/2034 •	8	8
3.945% due 11/01/2033 •	102	101
3.950% due 11/01/2047 •	106	105
3.962% due 01/01/2033 •	4	4
3.963% due 08/25/2042 ~	10	9
3.979% due 02/01/2034 •	8	8
3.980% due 12/01/2035 •	6	6
3.995% due 02/01/2035 •	69	67
4.000% due 10/01/2024 - 12/01/2033 •	8	8
4.001% due 12/01/2036 •	2	2
4.005% due 10/01/2033 •	21	21
4.060% due 03/01/2030	422	398
4.063% due 07/01/2029 •	4	4
4.065% due 11/01/2033 •	13	13
4.075% due 02/01/2036 •	30	29
4.096% due 01/01/2036 •	1	1
4.105% due 12/01/2035 •	150	148
4.115% due 11/01/2035 •	1	1
4.125% due 01/01/2033 •	6	6
4.150% due 01/01/2034 •	1	1
4.155% due 03/01/2034 •	10	10
4.165% due 07/01/2027 •	1	1
4.172% due 05/01/2037 •	158	155
4.190% due 04/01/2033 •	4	4
4.213% due 03/01/2035 •	41	40
4.256% due 03/01/2033 •	57	55
4.289% due 05/01/2036 •	17	17
4.290% due 01/01/2036 •	1	1
4.297% due 11/01/2031 •	8	8
4.300% due 01/01/2036 •	55	55
4.314% due 03/01/2033 •	1	1
4.316% due 01/01/2033 - 02/01/2034 •	30	30
4.329% due 02/01/2035 •	9	9
4.330% due 10/01/2033 •	9	8
4.335% due 05/01/2032 •	5	4
4.347% due 05/01/2036 •	25	25
4.387% due 04/01/2034 •	5	5
4.400% due 11/01/2032 - 01/01/2033 •	8	8
4.422% due 11/01/2033 •	32	31
4.425% due 04/01/2035 •	2	2
4.438% due 05/01/2034 •	3	3
4.461% due 07/01/2026 •	29	29
4.500% due 11/01/2026 - 11/01/2036 •	240	236
4.527% due 05/01/2036 •	11	11
4.543% due 09/01/2034 •	20	19
4.550% due 03/01/2035 •	1	1
4.551% due 06/01/2035 •	33	32
4.605% due 04/01/2033 •	71	69
4.633% due 12/01/2030 •	1	1
4.655% due 07/01/2035 •	20	19
4.664% due 05/01/2033 •	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.665% due 12/01/2032 •	$8	$7
4.744% due 09/01/2033 •	14	14
4.746% due 09/01/2035 •	10	10
4.749% due 11/01/2033 •	45	45
4.766% due 08/01/2026	393	387
4.767% due 10/01/2033 •	3	3
4.776% due 07/01/2033 •	1	1
4.787% due 04/01/2035 •	8	8
4.790% due 12/25/2042 ~	62	58
4.833% due 02/01/2035 •	5	5
4.842% due 06/01/2037 •	6	6
4.858% due 03/01/2033 •	11	11
4.885% due 02/01/2034 •	15	15
4.893% due 03/01/2034 •	190	187
4.895% due 07/01/2033 •	28	27
4.945% due 04/01/2034 •	17	17
4.948% due 01/01/2033 •	1	1
4.988% due 05/01/2036 •	20	20
5.000% due 06/01/2034 •	2	2
5.005% due 11/01/2027 •	1	1
5.025% due 05/01/2030 •	11	11
5.070% due 04/01/2028 •	10	10
5.099% due 02/01/2034 •	71	70
5.104% due 04/01/2040 •	81	82
5.200% due 03/01/2035 •	21	21
5.366% due 08/01/2033 •	16	16
5.390% due 11/01/2034 •	4	4
5.410% due 05/25/2035 •	1	1
5.462% due 12/25/2036 •	37	35
5.470% due 07/01/2037 •	27	27
5.474% due 10/01/2035 •	35	35
5.500% due 06/01/2034 •	1	1
5.522% due 03/25/2034 •	10	10
5.555% due 06/01/2032 •	2	2
5.580% due 01/01/2038 •	1	1
5.605% due 11/01/2040 •	2	1
5.630% due 07/01/2042 - 07/01/2044 •	142	137
5.680% due 09/01/2041 •	10	9
5.705% due 06/01/2036 •	6	6
5.724% due 09/01/2035 •	43	44
5.729% due 01/25/2034 •	7	7
5.779% due 05/25/2042 - 09/25/2042 •	109	108
5.796% due 08/01/2033 •	1	1
5.798% due 11/01/2034 •	2	2
5.807% due 07/01/2035 •	1	1
5.828% due 05/18/2032 •	11	11
5.829% due 06/25/2029 - 12/25/2033 •	19	18
5.869% due 05/25/2036 •	4	4
5.877% due 06/01/2035 •	6	6
5.878% due 09/17/2027 - 10/18/2030 •	22	22
5.879% due 10/25/2030 •	12	11
5.928% due 11/18/2030 - 09/01/2036 •	7	7
5.929% due 08/25/2031 - 01/25/2033 •	17	17
5.972% due 08/01/2035 •	14	14
5.978% due 07/01/2035 •	4	4
5.979% due 12/25/2030 •	10	10
6.000% due 02/25/2044 - 08/25/2044	17	17
6.029% due 12/25/2023 •	1	1
6.079% due 11/25/2031 •	16	16
6.129% due 04/25/2032 •	12	12
6.139% due 11/01/2035 •	11	11
6.161% due 07/01/2035 •	8	8
6.164% due 10/01/2035 •	6	6
6.205% due 08/01/2033 - 11/01/2035 •	18	18
6.225% due 12/01/2035 •	166	164
6.250% due 05/25/2042	13	13
6.272% due 11/01/2035 •	3	3
6.315% due 08/01/2037 •	283	279
6.345% due 06/01/2034 •	63	63
6.393% due 09/01/2035 •	56	56
6.429% due 12/25/2023 - 04/25/2032 •	8	8
6.500% due 11/25/2023 - 01/25/2044	164	165
6.620% due 05/01/2035 •	29	29
6.668% due 09/01/2037 •	142	142
6.670% due 01/01/2035 •	16	16
6.703% due 12/01/2032 •	50	50
6.723% due 08/01/2028 •	19	19
6.793% due 09/01/2033 •	15	15
6.840% due 05/01/2034 •	38	38
6.947% due 01/01/2035 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.988% due 07/01/2035 •	$2	$2
7.000% due 10/01/2033 - 02/25/2044	17	16
7.002% due 07/01/2034 •	34	35
7.019% due 01/01/2035 •	6	6
7.075% due 01/01/2033 •	2	2
7.082% due 07/01/2035 •	4	4
7.130% due 07/01/2034 •	41	42
7.185% due 02/01/2037 •	6	6
7.232% due 02/01/2035 •	12	12
7.500% due 05/25/2042	14	14
7.719% due 09/01/2024 •	21	21

Freddie Mac
3.000% due 02/01/2048	2,394	2,017
3.590% due 09/01/2030 •	34	33
3.785% due 03/01/2035 •	7	7
3.823% due 01/01/2030 •	14	13
3.955% due 12/01/2036 •	17	17
4.000% due 12/01/2034 •	92	91
4.007% due 02/01/2037 •	2	2
4.104% due 01/01/2037 •	2	2
4.153% due 01/01/2035 •	2	2
4.165% due 11/01/2034 •	115	113
4.230% due 11/01/2036 •	228	222
4.322% due 03/01/2036 •	61	61
4.350% due 11/01/2033 •	11	11
4.364% due 12/01/2035 •	7	7
4.370% due 01/01/2036 - 02/01/2036 •	11	11
4.375% due 12/01/2032 - 10/01/2034 •	48	48
4.405% due 11/01/2036 •	2	2
4.460% due 02/01/2035 •	32	31
4.493% due 09/01/2035 •	37	36
4.500% due 04/15/2032	110	106
4.511% due 04/01/2036 •	84	82
4.530% due 03/01/2036 •	109	107
4.545% due 01/01/2030 •	48	47
4.578% due 04/01/2034 •	33	33
4.583% due 03/01/2032 •	20	19
4.593% due 03/01/2036 •	2	2
4.655% due 09/01/2037 •	196	192
4.739% due 09/01/2035 •	1	1
4.769% due 04/01/2030 •	18	17
4.809% due 01/01/2036 •	2	2
4.882% due 10/01/2027 •	2	2
4.929% due 04/01/2034 •	1	1
4.962% due 03/01/2035 •	17	17
4.989% due 01/01/2034 •	60	59
5.040% due 04/01/2032 •	34	33
5.122% due 12/01/2034 •	1	1
5.169% due 09/01/2034 •	99	98
5.250% due 04/01/2032 •	6	6
5.341% due 05/01/2035 •	57	56
5.384% due 08/01/2035 •	1	1
5.488% due 07/01/2035 •	1	1
5.500% due 10/15/2032	4	4
5.527% due 11/01/2036 •	1	1
5.559% due 08/25/2031 •	174	175
5.630% due 07/01/2033 •	1	1
5.709% due 09/25/2031 •	94	94
5.728% due 03/15/2036 •	1	1
5.731% due 07/01/2035 •	8	8
5.778% due 02/15/2029 - 03/15/2029 •	16	15
5.779% due 06/25/2029 •	44	43
5.826% due 10/25/2044 - 02/25/2045 •	332	304
5.828% due 07/15/2026 - 01/15/2033 •	39	39
5.829% due 05/25/2043 •	662	642
5.878% due 03/15/2024 - 08/15/2029 •	12	12
5.915% due 08/01/2035 •	82	81
5.928% due 12/15/2023 - 01/15/2032 •	10	10
5.946% due 06/01/2035 •	2	2
5.975% due 08/01/2033 •	2	2
5.978% due 08/15/2029 - 03/15/2032 •	32	32
5.981% due 08/01/2035 •	22	22
6.000% due 01/15/2029 - 05/01/2035	12	12
6.000% due 09/01/2034 •	3	3
6.026% due 07/25/2044 •	1,095	1,000
6.028% due 06/15/2029 - 12/15/2031 •	24	23
6.090% due 09/01/2035 •	1	1
6.182% due 07/01/2037 •	69	68
6.200% due 07/01/2033 •	5	5
6.250% due 09/01/2035 •	8	8

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	147

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.335% due 08/01/2037 •	$65	$64
7.000% due 07/15/2027	6	6

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2026 ~	2	2
2.625% due 09/20/2029 - 12/20/2045 •	411	398
2.750% due 10/20/2029 •	143	138
3.625% (H15T1Y + 1.500%) due 02/20/2025 ~	1	1
3.625% due 01/20/2027 - 01/20/2030 •	44	43
3.875% due 04/20/2033 •	19	18
5.500% due 07/20/2053 - 08/20/2053	1,296	1,259

Ginnie Mae, TBA
2.500% due 11/01/2053	600	491
3.000% due 11/01/2053	300	254
3.500% due 10/01/2053	5,200	4,555
4.000% due 10/01/2053	200	180
4.500% due 11/01/2053	14,000	12,943

Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 05/01/2052	1,086	911
3.500% due 11/01/2044 - 02/01/2050	2,436	2,140
4.000% due 07/01/2042 - 02/01/2043	435	394

Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2038 - 10/01/2053	4,200	3,343
3.000% due 10/01/2038 - 11/01/2053	31,900	27,421
3.500% due 11/01/2053	34,550	29,743
4.000% due 10/01/2053	33,800	30,095
4.500% due 10/01/2053 - 11/01/2053	9,800	9,000
5.500% due 11/01/2053	10,100	9,759
6.000% due 11/01/2053	16,900	16,672
6.500% due 10/01/2053	4,400	4,420

Total U.S. Government Agencies (Cost $169,726)		165,433

U.S. TREASURY OBLIGATIONS 4.3%

U.S. Treasury Bonds
3.125% due 02/15/2043 (g)(i)	4,730	3,663
4.000% due 11/15/2042 (e)	3,100	2,752
4.000% due 11/15/2052	2,300	2,039

Total U.S. Treasury Obligations (Cost $11,046)		8,454

NON-AGENCY MORTGAGE-BACKED SECURITIES 41.5%

Adjustable Rate Mortgage Trust
4.510% due 11/25/2035 ^~	81	59
4.739% due 03/25/2035 «~	14	14

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	1,200	999

Ashford Hospitality Trust
6.955% due 06/15/2035 •	400	389
7.355% due 06/15/2035 •	300	288
8.255% due 06/15/2035 •	400	373

BAMLL Commercial Mortgage Securities Trust
6.580% due 03/15/2034 •	100	99
6.980% due 03/15/2034 •	3,170	3,129

Banc of America Funding Trust
4.245% due 11/20/2035 ^~	124	110
4.646% due 05/25/2035 ~	4,733	4,357

Banc of America Mortgage Trust
3.885% due 11/25/2033 «~	20	17
4.248% due 10/25/2035 ^«~	10	10
4.252% due 01/25/2034 «~	14	13
4.371% due 02/25/2034 «~	30	29
5.354% due 05/25/2033 «~	23	18
5.410% due 06/25/2034 «~	14	12
5.502% due 09/25/2033 «~	52	46

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Barclays Commercial Mortgage Securities Trust
4.314% due 12/15/2051	$800	$742

BCAP LLC Trust
6.500% due 02/26/2036 «~	411	214

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	1	1
3.679% due 07/25/2034 «~	12	11
3.900% due 01/25/2034 ~	43	41
3.905% due 02/25/2034 «~	136	123
4.021% due 02/25/2034 «~	27	24
4.217% due 01/25/2035 ~	19	18
4.482% due 02/25/2033 «~	1	1
4.500% due 04/25/2033 «~	13	13
4.661% due 10/25/2033 «~	3	3
4.827% due 01/25/2034 ~	132	127
5.125% due 01/25/2035 «~	14	11

Bear Stearns ALT-A Trust
4.491% due 11/25/2036 ^~	232	120
5.754% due 02/25/2034 •	178	159
5.774% due 08/25/2036 ^•	4	3

CD Mortgage Trust
3.431% due 08/15/2050	400	362

Chase Mortgage Finance Trust
3.929% due 12/25/2035 ^~	28	24
4.028% due 12/25/2035 ^«~	21	19
4.961% due 02/25/2037 «~	180	168

Citigroup Commercial Mortgage Trust
3.778% due 09/10/2058	900	845

Citigroup Mortgage Loan Trust
5.325% due 03/25/2034 «~	27	24
6.150% due 09/25/2035 •	36	36
6.234% due 08/25/2035 ^•	72	69
6.470% due 11/25/2035 •	24	24
6.588% due 08/25/2034 «~	1	1
6.980% due 05/25/2035 •	10	10

Countrywide Alternative Loan Trust
3.861% due 08/25/2035 ~	938	856
3.917% due 10/25/2035 ^«~	8	6
5.834% due 06/25/2037 •	668	585

Countrywide Home Loan Mortgage Pass-Through Trust
3.841% due 12/25/2033 «~	27	25
3.861% due 11/25/2034 «~	10	8
3.861% due 11/25/2034 ~	734	658
4.446% due 06/20/2035 «~	41	37
5.500% due 11/25/2035 ^«	68	33
5.784% due 08/25/2035 ^«•	61	12
6.537% due 02/20/2036 ^•	18	17

Credit Suisse First Boston Mortgage Securities Corp.
4.924% due 11/25/2032 «~	5	4

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.274% due 07/25/2033 «~	27	25
4.469% due 01/25/2034 «~	100	92
4.522% due 07/25/2033 «~	226	206
5.990% due 10/25/2033 «~	16	15

Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	713	700
3.023% due 08/25/2060 ~	577	568

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	200	172

Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~	40	38

Extended Stay America Trust
6.526% due 07/15/2038 •	855	849

First Horizon Alternative Mortgage Securities Trust
5.725% due 08/25/2034 «~	41	41
6.231% due 07/25/2035 ~	82	53

First Horizon Mortgage Pass-Through Trust
5.704% due 02/25/2035 «•	24	20
5.983% due 02/25/2035 «•	51	46

FWD Securitization Trust
2.240% due 01/25/2050 ~	165	149

GCAT Trust
1.091% due 05/25/2066 ~	5,067	4,066
1.348% due 05/25/2066 ~	523	421
1.503% due 05/25/2066 ~	523	416

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GMAC Mortgage Corp. Loan Trust
3.924% due 11/19/2035 «~	$35	$30

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	347
3.924% due 10/10/2032	1,700	1,658

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~	2,794	2,512

GSR Mortgage Loan Trust
3.893% due 05/25/2035 ~	38	31
4.185% due 08/25/2034 «~	16	14
4.244% due 06/25/2034 ~	5	5
4.353% due 09/25/2035 ~	1,754	1,631
4.479% due 06/25/2034 «~	10	10
5.784% due 01/25/2034 «•	53	51
5.979% due 09/25/2034 ~	912	900
6.000% due 03/25/2032 «	2	2
6.780% due 03/25/2033 «•	2	2

HarborView Mortgage Loan Trust
5.822% due 02/19/2046 •	376	303
5.882% due 05/19/2035 •	20	18

Impac CMB Trust
6.074% due 08/25/2035 «•	483	430

IndyMac Adjustable Rate Mortgage Trust
5.292% due 01/25/2032 «~	8	8

IndyMac INDX Mortgage Loan Trust
5.814% due 09/25/2046 •	237	201
6.214% due 05/25/2034 «•	19	16

JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 ^«~	19	7

JP Morgan Chase Commercial Mortgage Securities Trust
6.546% due 12/15/2036 •	500	385

JP Morgan Mortgage Trust
4.027% due 11/25/2033 «~	6	6
4.177% due 04/25/2035 «~	8	8
4.190% due 07/25/2035 ~	89	84
4.392% due 11/25/2035 ^«~	68	58
4.528% due 07/25/2035 ~	139	130
4.909% due 07/25/2035 «~	3	3
5.026% due 10/25/2035 ~	119	108
5.103% due 11/25/2033 «~	4	4
5.230% due 09/25/2034 «~	1	1

Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	2,813	2,632
5.734% due 01/25/2060 þ	161	161

MASTR Adjustable Rate Mortgages Trust
3.189% due 02/25/2034 «~	147	123
3.717% due 12/25/2033 «~	15	13
3.811% due 01/25/2034 «~	4	3
4.148% due 08/25/2034 «~	191	181
4.408% due 01/25/2036 ~	21	19
5.387% due 11/21/2034 «~	25	23
5.812% due 08/25/2034 «~	231	213
6.322% due 07/25/2034 «~	179	167
6.500% due 09/25/2033 «~	92	80

Merrill Lynch Mortgage Investors Trust
3.189% due 02/25/2034 «~	18	15
4.039% due 09/25/2033 «~	4	4
4.152% due 02/25/2035 ~	41	38
4.198% due 04/25/2035 «~	152	131
6.054% due 08/25/2028 •	205	194
6.094% due 06/25/2028 •	40	35
6.706% due 03/25/2028 «•	35	32

MFA Trust
1.014% due 01/26/2065 ~	605	537
1.324% due 01/26/2065 ~	216	192
1.479% due 03/25/2065 ~	211	193
1.632% due 01/26/2065 ~	220	197

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	592	552

Morgan Stanley Bank of America Merrill Lynch Trust
3.732% due 05/15/2048	700	668

Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~	1,800	1,309

Morgan Stanley Mortgage Loan Trust
5.754% due 01/25/2035 •	574	511

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	$2,468	$2,290
2.750% due 11/25/2059 ~	3,143	2,894
3.500% due 10/25/2059 ~	84	76

New York Mortgage Trust
1.670% due 08/25/2061 þ	2,840	2,587

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.269% due 10/25/2035 ~	17	10

OBX Trust
1.072% due 02/25/2066 ~	3,134	2,555

Pepper Residential Securities Trust
6.333% due 11/18/2060 •	33	33
6.433% due 06/20/2060 •	34	34

Prime Mortgage Trust
5.834% due 02/25/2034 •	13	12
6.000% due 02/25/2034 «	4	4

PRPM LLC
4.000% due 06/25/2053 þ	2,085	1,973

Residential Asset Mortgage Products Trust
8.500% due 12/25/2031 «	472	220

Residential Funding Mortgage Securities, Inc. Trust
5.401% due 02/25/2036 ^«~	57	50
6.500% due 03/25/2032 «	6	6

RESIMAC Bastille Trust
6.373% due 09/05/2057 •	33	33

RESIMAC Premier
6.492% due 02/07/2052 •	182	182

Sequoia Mortgage Trust
5.764% due 07/20/2034 «~	12	10
5.911% due 05/20/2034 «•	80	78
6.199% due 04/20/2033 «•	10	9
6.239% due 10/20/2027 «•	22	21
6.369% due 03/20/2035 •	74	69

SMRT Commercial Mortgage Trust
6.333% due 01/15/2039 •	1,100	1,073

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	246	216
1.439% due 11/25/2055 ~	123	109
1.486% due 04/25/2065 ~	184	170
1.593% due 11/25/2055 ~	123	109

Structured Adjustable Rate Mortgage Loan Trust
5.674% due 03/25/2035 «•	47	33
5.734% due 09/25/2034 «•	78	68
5.918% due 09/25/2034 «~	23	22

Structured Asset Mortgage Investments Trust
6.122% due 11/19/2033 «•	14	13
6.122% due 05/19/2035 •	86	75
6.142% due 02/19/2035 •	1,249	1,137

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.377% due 09/25/2033 «~	14	12
5.476% due 11/25/2033 «~	8	7
6.894% due 06/25/2033 «~	173	164
7.528% due 03/25/2033 «~	78	73

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	357	339
2.900% due 10/25/2059 ~	4,951	4,542
3.750% due 03/25/2058 ~	1,173	1,097
6.434% due 05/25/2058 •	4,695	4,737
6.434% due 10/25/2059 •	170	170

Verus Securitization Trust
5.930% due 03/25/2068 þ	2,204	2,175

WaMu Mortgage Pass-Through Certificates Trust
4.641% due 10/25/2035 ^«~	339	302
4.693% due 10/25/2033 «~	72	65
4.754% due 09/25/2035 ~	144	130
5.616% due 08/25/2033 «~	195	180
5.626% due 08/25/2046 •	24	22
5.674% due 08/25/2046 •	1,103	884
5.704% due 12/25/2045 •	1,201	1,072
5.724% due 12/25/2045 •	860	800
5.826% due 11/25/2042 •	47	43
6.014% due 07/25/2045 •	3,296	3,015
6.014% due 10/25/2045 •	1,105	1,029
6.026% due 08/25/2042 •	5	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.126% due 09/25/2046 •	$2,653	$2,434
6.234% due 01/25/2045 •	464	437

Washington Mutual Mortgage Pass-Through Certificates Trust
4.322% due 06/25/2033 ~	7	6
4.699% due 11/25/2030 «~	28	27
4.975% due 02/25/2033 «~	1	1
7.000% due 03/25/2034 «	14	13

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	494
3.809% due 12/15/2048	300	284
4.023% due 03/15/2052	300	272

Wells Fargo Mortgage-Backed Securities Trust
5.951% due 08/25/2035 ~	4	3

Worldwide Plaza Trust
3.526% due 11/10/2036	1,000	766

WSTN Trust
6.518% due 07/05/2037 ~	500	488

Total Non-Agency Mortgage-Backed Securities (Cost $91,638)		82,717

ASSET-BACKED SECURITIES 41.5%

AccessLex Institute
5.953% due 05/25/2036 •	426	415

Accredited Mortgage Loan Trust
4.940% due 01/25/2035 •	414	377

ACHV ABS Trust
6.600% due 08/19/2030	314	315

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •	2,103	2,108

Apidos CLO
6.598% due 04/20/2031 •	1,495	1,492

Apres Static CLO Ltd.
6.640% due 10/15/2028 •	260	260

Ares CLO Ltd.
6.440% due 01/15/2029 •	748	747

Arivo Acceptance Auto Loan Receivables Trust
1.190% due 01/15/2027	158	155

Bear Stearns Asset-Backed Securities Trust
3.133% due 10/25/2036 ~	594	365
6.434% due 11/25/2042 •	104	102

Benefit Street Partners CLO Ltd.
6.600% due 01/17/2032 •	3,000	2,992

BXMT Ltd.
6.847% due 11/15/2037 •	824	795

CBAM Ltd.
6.708% due 10/20/2029 •	1,049	1,050

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •	282	282

College Avenue Student Loans LLC
1.600% due 07/25/2051	746	652
3.280% due 12/28/2048	1,191	1,096
4.130% due 12/26/2047	638	601
6.534% due 07/25/2051 •	426	421
6.634% due 12/26/2047 •	464	460

Commonbond Student Loan Trust
1.980% due 08/25/2050	525	442

Countrywide Asset-Backed Certificates Trust
5.854% due 08/25/2034 •	1,350	1,269
5.974% due 12/25/2034 •	1,864	1,795

Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 þ	344	303

Dryden CLO Ltd.
6.558% due 01/17/2033 •	1,900	1,890

ECMC Group Student Loan Trust
6.429% due 07/25/2069 •	592	584

EFS Volunteer LLC
6.166% due 10/25/2035 •	70	70

EquiFirst Mortgage Loan Trust
6.570% due 09/25/2033 «•	39	37

Galaxy CLO Ltd.
6.540% due 10/15/2030 •	1,888	1,885

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HERA Commercial Mortgage Ltd.
6.495% due 02/18/2038 •	$431	$418

Home Equity Asset Trust
6.034% due 11/25/2032 «•	8	7

Home Equity Mortgage Loan Asset-Backed Trust
6.214% due 10/25/2035 •	1,600	1,424
6.372% due 05/25/2033 «~	338	319

HSI Asset Securitization Corp. Trust
5.534% due 10/25/2036 •	5	2

KKR CLO Ltd.
6.512% due 07/18/2030 •	789	789

LCCM Trust
6.897% due 11/15/2038 •	3,800	3,768

LCM Loan Income Fund Ltd.
6.618% due 04/20/2031 •	676	673

LCM LP
6.628% due 10/20/2027 •	7	7

Long Beach Mortgage Loan Trust
5.994% due 10/25/2034 •	736	693
6.134% due 03/25/2032 «•	16	15
6.289% due 07/25/2034 •	202	194

Madison Park Funding Ltd.
6.578% due 04/20/2032 •	1,500	1,496

Merrill Lynch Mortgage Investors Trust
6.454% due 07/25/2035 «•	10	10

Morgan Stanley Dean Witter Capital, Inc. Trust
6.784% due 02/25/2033 •	55	55

Mountain View CLO LLC
6.660% due 10/16/2029 •	881	881

Nassau Ltd.
6.720% due 10/15/2029 •	592	592

Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0

Navient Private Education Loan Trust
6.347% due 11/15/2068 •	125	124

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	688	609
3.010% due 12/15/2059	1,092	1,006
3.130% due 02/15/2068	280	266
3.520% due 06/16/2042	14	14

Navient Student Loan Trust
4.000% due 12/15/2059	1,256	1,221

Nelnet Student Loan Trust
1.420% due 04/20/2062	1,956	1,744

Neuberger Berman CLO Ltd.
6.628% due 04/20/2031 •	1,500	1,494

NovaStar Mortgage Funding Trust
6.174% due 02/25/2034 •	2,050	1,995

OZLM Ltd.
6.738% due 01/20/2031 •	2,030	2,028

Pagaya AI Debt Selection Trust
1.530% due 08/15/2029	341	336
7.464% due 06/16/2031	8,400	8,432

PRET LLC
1.843% due 09/25/2051 þ	2,764	2,514
1.992% due 02/25/2061 þ	3,238	3,069
2.487% due 10/25/2051 þ	2,882	2,721

Renaissance Home Equity Loan Trust
6.134% due 08/25/2032 «•	10	8
6.534% due 09/25/2037 •	3,236	1,362

Residential Asset Securities Corp. Trust
5.694% due 07/25/2036 •	1,020	1,015

SLM Private Credit Student Loan Trust
5.941% due 12/15/2039 •	190	182
5.961% due 06/15/2039 •	2,647	2,555
6.001% due 06/15/2039 •	1,150	1,105

SMB Private Education Loan Trust
1.290% due 07/15/2053	1,138	1,013
1.600% due 09/15/2054	805	715
2.230% due 09/15/2037	343	316
2.840% due 06/15/2037	333	311
2.880% due 09/15/2034	78	75
3.940% due 02/16/2055	1,072	996

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	149

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.763% due 02/16/2055 •	$1,226	$1,218

SoFi Professional Loan Program LLC
2.630% due 07/25/2040	126	125
2.650% due 09/25/2040	493	470
2.740% due 05/25/2040	38	38

Sound Point CLO Ltd.
6.507% due 01/23/2029 •	299	299
6.568% due 10/20/2030 •	1,737	1,732
6.593% due 07/25/2030 •	1,207	1,204

Soundview Home Loan Trust
6.734% due 11/25/2033 «•	18	18

Starwood Commercial Mortgage Trust
6.527% due 07/15/2038 •	1,063	1,055

Terwin Mortgage Trust
6.559% due 04/25/2036 •	1,232	1,215

TPG Real Estate Finance Issuer Ltd.
6.647% due 03/15/2038 •	2,006	1,971

TruPS Financials Note Securitization Ltd.
7.229% due 09/20/2039 •	1,688	1,633

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Upstart Securitization Trust
1.310% due 11/20/2031	$307	$302

Total Asset-Backed Securities (Cost $87,077)		82,809

SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS (d) 0.6%
		1,207

U.S. TREASURY BILLS 0.2%
5.473% due 12/28/2023 (b)(c)	456	450

Total Short-Term Instruments (Cost $1,657)		1,657

Total Investments in Securities (Cost $362,179)		341,074

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.4%

SHORT-TERM INSTRUMENTS 4.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%

PIMCO Short-Term Floating NAV Portfolio III	904,096	$8,789

Total Short-Term Instruments (Cost $8,790)		8,789

Total Investments in Affiliates (Cost $8,790)		8,789

Total Investments 175.5% (Cost $370,969)		$349,863

Financial Derivative Instruments (f)(h) (0.5)% (Cost or Premiums, net $2,578)		(924)

Other Assets and Liabilities, net (75.0)%		(149,570)

Net Assets 100.0%		$199,369

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$1,207	U.S. Treasury Notes 5.000% due 08/31/2025	$(1,231)	$1,207	$1,207

Total Repurchase Agreements						$(1,231)	$1,207	$1,207

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	5.400%	09/22/2023	10/05/2023	$(2,595)	$(2,599)

Total Reverse Repurchase Agreements					$(2,599)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.1)%
Ginnie Mae, TBA	5.500%	10/01/2053	$1,000	$(984)	$(971)
Uniform Mortgage-Backed Security, TBA	2.000	10/01/2053	3,336	(2,653)	(2,538)
Uniform Mortgage-Backed Security, TBA	2.000	11/01/2053	3,364	(2,560)	(2,562)
Uniform Mortgage-Backed Security, TBA	5.000	11/01/2053	200	(192)	(189)

Total Short Sales (3.1)%				$(6,389)	$(6,260)

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
DEU	$0	$(2,599)	$0	$(2,599)	$2,501	$(98)
FICC	1,207	0	0	1,207	(1,231)	(24)

Total Borrowings and Other Financing Transactions	$1,207	$(2,599)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(2,599)	$0	$0	$(2,599)

Total Borrowings	$0	$(2,599)	$0	$0	$(2,599)

Payable for reverse repurchase agreements					$(2,599)

(e)	Securities with an aggregate market value of $2,501 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(128) at a weighted average interest rate of 5.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CME 3-Month SOFR Active Contract December 2023 Futures	$96.500	12/15/2023	5	$13	$(5)	$(25)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	5	13	(4)	0

Total Written Options					$(9)	$(25)

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	10	$	(2,364)	$69	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	6		(1,431)	35	0	0
3-Month SOFR Active Contract December Futures	03/2026	6		(1,441)	27	0	(1)
3-Month SOFR Active Contract June Futures	09/2024	7		(1,659)	49	0	0
3-Month SOFR Active Contract June Futures	09/2025	6		(1,438)	29	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	9		(2,129)	64	0	0
3-Month SOFR Active Contract March Futures	06/2025	6		(1,435)	32	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	6		(1,441)	27	0	(1)
3-Month SOFR Active Contract September Futures	12/2024	6		(1,426)	39	0	0
3-Month SOFR Active Contract September Futures	12/2025	4		(960)	18	0	(1)
U.S. Treasury 10-Year Note December Futures	12/2023	609		(65,810)	875	0	(123)
U.S. Treasury Long-Term Bond December Futures	12/2023	31		(3,527)	188	0	(9)

Total Futures Contracts					$1,452	$0	$(137)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	151

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.270%	Semi-Annual	11/04/2023	$26,900	$(91)	$(138)	$(229)	$0	$(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	01/26/2024	800	0	(19)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	03/06/2024	1,700	(2)	(32)	(34)	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024	12,000	(1)	329	328	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025	6,000	1	164	165	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2025	11,900	333	443	776	1	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,000	0	46	46	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	900	(1)	96	95	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	(430)	1,726	1,296	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	(3)	25	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	23,400	430	1,695	2,125	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	1,100	(2)	(124)	(126)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	400	(1)	(42)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	800	(1)	(89)	(90)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	400	0	(45)	(45)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	700	(1)	(73)	(74)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	500	(1)	(56)	(57)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	800	(2)	(78)	(80)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	700	(2)	(76)	(78)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	600	(2)	(61)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	600	(2)	(61)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	1,200	(5)	(97)	(102)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	2,900	84	231	315	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	900	(4)	(69)	(73)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	800	(4)	(54)	(58)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	700	(3)	(39)	(42)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	400	(2)	(19)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	2,510	(18)	(170)	(188)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	1,182	5,590	6,772	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(56)	(172)	(228)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(1)	(89)	(90)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	48	(480)	(432)	3	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	(18)	(275)	(293)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	0	91	91	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	0	(31)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(1)	(58)	(59)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(17)	(1,064)	(1,081)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(2)	(80)	(82)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(1)	(59)	(60)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(37)	(129)	(166)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(62)	(19)	(81)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(3)	(24)	(27)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(23)	(26)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	(3)	272	269	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	30	205	235	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	(54)	1,082	1,028	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	(48)	609	561	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	(1)	(16)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	(1)	(12)	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	(2)	265	263	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	665	4,089	4,754	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	2	153	155	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(37)	(87)	(124)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	(3)	173	170	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(1)	(107)	(108)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(1)	(105)	(106)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(1)	(62)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(1)	(62)	(63)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(1)	(60)	(61)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(1)	(82)	(83)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(1)	(59)	(60)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(1)	(81)	(82)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	1	36	37	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	1	54	55	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(1)	(78)	(79)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(1)	(79)	(80)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(8)	(297)	(305)	2	0

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.872%	Annual	04/06/2032	$800	$(4)	$(145)	$(149)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(247)	(541)	(788)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(120)	(388)	(508)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(6)	(43)	(49)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(6)	(42)	(48)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(5)	(50)	(55)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	(1)	(15)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	(1)	(15)	(16)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	(1)	(21)	(22)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(4)	(29)	(33)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	100	(1)	39	38	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	300	(1)	133	132	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	700	(4)	298	294	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	300	(1)	133	132	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	7,500	(31)	2,846	2,815	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	3,100	(22)	(1,414)	(1,436)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	2,000	(15)	787	772	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	6,000	(46)	2,361	2,315	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(1)	(41)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(1)	(40)	(41)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	16,000	1,923	4,341	6,264	0	(52)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(1)	(16)	(17)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,700	160	218	378	0	(7)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	5,100	253	381	634	0	(24)

Total Swap Agreements						$3,648	$21,053	$24,701	$83	$(254)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$83	$83	$(25)	$(137)	$(254)	$(416)

(g)

Securities with an aggregate market value of $1,983 and cash of $4,679 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	500	$ (2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	500	(2)	(8)

CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	200	(2)	(5)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	300	(2)	(7)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	153

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781%	04/05/2024	300	$(2)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	300	(2)	(6)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	200	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	200	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	200	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	300	(2)	(7)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	300	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	300	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	500	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	500	(2)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	600	(5)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	600	(5)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	300	(2)	(7)

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	300	(2)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	300	(2)	(7)

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(5)

							$ (81)	$(140)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	500	$(3)	$(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	500	(2)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	500	(3)	(5)

					$(8)	$(10)

Total Written Options					$(89)	$(150)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,621	(104)	104	0	0

FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	(2)	0	(3)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6	0	0	0	0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	394	0	(253)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	180	0	(3)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	99	(4)	4	0	0

MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(25)	3	0	(22)
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	(37)	0	(26)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	(115)	0	(134)

Total Swap Agreements						$(972)	$531	$0	$(441)

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
BOA	$0	$0	$0	$0	$0	$(8)	$0	$(8)	$(8)	$0	$(8)
CBK	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
DUB	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
FAR	0	0	0	0	0	(13)	0	(13)	(13)	0	(13)
FBF	0	0	0	0	0	0	(3)	(3)	(3)	0	(3)
GLM	0	0	0	0	0	(90)	0	(90)	(90)	45	(45)
GST	0	0	0	0	0	0	(256)	(256)	(256)	307	51
JPM	0	0	0	0	0	(5)	0	(5)	(5)	0	(5)
MYC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
NGF	0	0	0	0	0	(10)	0	(10)	(10)	0	(10)
SAL	0	0	0	0	0	(5)	(182)	(187)	(187)	188	1

Total Over the Counter	$0	$0	$0	$0	$0	$(150)	$(441)	$(591)

(i)

Securities with an aggregate market value of $541 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$83	$83

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$25	$25
Futures	0	0	0	0	137	137
Swap Agreements	0	0	0	0	254	254

	$0	$0	$0	$0	$416	$416

Over the counter
Written Options	$0	$0	$0	$0	$150	$150
Swap Agreements	0	441	0	0	0	441

	$0	$441	$0	$0	$150	$591

	$0	$441	$0	$0	$566	$1,007

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	155

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	1,885	1,885
Swap Agreements	0	0	0	0	1,119	1,119

	$0	$0	$0	$0	$3,005	$3,005

Over the counter
Written Options	$0	$0	$0	$0	$26	$26
Swap Agreements	0	674	0	0	0	674

	$0	$674	$0	$0	$26	$700

	$0	$674	$0	$0	$3,031	$3,705

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(9)	$(9)
Futures	0	0	0	0	2,659	2,659
Swap Agreements	0	0	0	0	8,364	8,364

	$0	$0	$0	$0	$11,014	$11,014

Over the counter
Written Options	$0	$0	$0	$0	$(75)	$(75)
Swap Agreements	0	(383)	0	0	0	(383)

	$0	$(383)	$0	$0	$(75)	$(458)

	$0	$(383)	$0	$0	$10,939	$10,556

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4	$0	$4
U.S. Government Agencies	0	165,433	0	165,433
U.S. Treasury Obligations	0	8,454	0	8,454
Non-Agency Mortgage-Backed Securities	0	78,362	4,355	82,717
Asset-Backed Securities	0	82,395	414	82,809
Short-Term Instruments
Repurchase Agreements	0	1,207	0	1,207
U.S. Treasury Bills	0	450	0	450

	$0	$336,305	$4,769	$341,074

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,789	$0	$0	$8,789

Total Investments	$8,789	$336,305	$4,769	$349,863

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,260)	$0	$(6,260)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$83	$0	$83

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(416)	0	(416)
Over the counter	0	(591)	0	(591)

	$0	$(1,007)	$0	$(1,007)

Total Financial Derivative Instruments	$0	$(924)	$0	$(924)

Totals	$8,789	$329,121	$4,769	$342,679

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$0	$0	$0	$0	$0	$4,355	$0	$4,355	$0
Asset-Backed Securities	0	0	0	0	0	0	414	0	414	0

Totals	$0	$0	$0	$0	$0	$0	$4,769	$0	$4,769	$0

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$4,355	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—
Asset-Backed Securities	414	Fair Valuation of Odd Lot Positions	Adjustment Factor	2.500	—

Total	$4,769

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	157

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 104.0%

CORPORATE BONDS & NOTES 18.5%

BANKING & FINANCE 11.9%

AerCap Ireland Capital DAC
1.150% due 10/29/2023	$25,491	$25,395

American Express Co.
5.571% (SOFRINDX + 0.230%) due 11/03/2023 ~	11,500	11,499

American Honda Finance Corp.
5.958% due 01/10/2025 •	52,200	52,241

Asian Development Bank
5.580% (FEDL01 + 0.250%) due 05/28/2024 ~	18,000	18,015

Athene Global Funding
0.950% due 01/08/2024	2,000	1,971

Banco Santander SA
2.706% due 06/27/2024	43,050	41,953
3.892% due 05/24/2024	8,200	8,079

Bank of America Corp.
5.754% (SOFRRATE + 0.410%) due 06/14/2024 ~	5,063	5,056
6.062% due 10/24/2024 •	7,800	7,803

Bank of America NA
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~	21,200	21,234

Bank of Montreal
2.500% due 06/28/2024	399	389
3.300% due 02/05/2024	2,000	1,981
5.694% (SOFRINDX + 0.350%) due 12/08/2023 ~	1,410	1,410

Bank of Nova Scotia
5.721% (SOFRRATE + 0.380%) due 07/31/2024 ~	2,600	2,595

Banque Federative du Credit Mutuel SA
0.650% due 02/27/2024	8,950	8,761

Barclays PLC
1.007% due 12/10/2024 •	8,000	7,913
3.650% due 03/16/2025	4,000	3,852

BNP Paribas SA
3.375% due 01/09/2025	36,900	35,624
3.800% due 01/10/2024	39,710	39,455

BPCE SA
4.000% due 04/15/2024	16,100	15,918

Canadian Imperial Bank of Commerce
5.744% (SOFRINDX + 0.400%) due 12/14/2023 ~	2,000	2,000

CK Hutchison International Ltd.
3.250% due 04/11/2024	2,000	1,972

CNH Industrial Capital LLC
4.200% due 01/15/2024	4,900	4,873

Cooperatieve Rabobank UA
5.593% due 01/12/2024 •	5,096	5,097

Credit Suisse AG
0.495% due 02/02/2024	2,700	2,648
3.625% due 09/09/2024	1,900	1,850
4.750% due 08/09/2024	7,100	7,001
5.731% (SOFRINDX + 0.390%) due 02/02/2024 ~	7,900	7,884

Crown Castle, Inc.
3.200% due 09/01/2024	19,300	18,814

Danske Bank AS
5.375% due 01/12/2024	32,845	32,716

DBS Group Holdings Ltd.
5.954% (SOFRRATE + 0.610%) due 09/12/2025 ~	54,000	53,978

Deutsche Bank AG
0.962% due 11/08/2023	5,200	5,169
3.700% due 05/30/2024	25,000	24,497

DNB Bank ASA
2.968% due 03/28/2025 •	2,500	2,459

General Motors Financial Co., Inc.
5.100% due 01/17/2024	25,685	25,606

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~	$26,000	$26,022

Goldman Sachs Group, Inc.
1.217% due 12/06/2023	69,500	68,928
3.625% due 02/20/2024	5,800	5,746
7.266% (TSFR3M + 1.862%) due 11/29/2023 ~	1,078	1,080

ING Groep NV
3.550% due 04/09/2024	4,100	4,046
4.100% due 10/02/2023	25,640	25,640
6.533% (US0003M + 1.000%) due 10/02/2023 ~	2,500	2,500

JPMorgan Chase & Co.
3.220% due 03/01/2025 •	10,842	10,701

Metropolitan Life Global Funding
5.599% (SOFRRATE + 0.320%) due 01/07/2024 ~	2,610	2,610

Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/2024	27,293	26,631

Morgan Stanley
5.790% (SOFRRATE + 0.455%) due 01/25/2024 ~	27,400	27,397
5.808% (SOFRRATE + 0.466%) due 11/10/2023 ~	58,100	58,101

MUFG Bank Ltd.
3.750% due 03/10/2024	100	99

Nationwide Building Society
0.550% due 01/22/2024	12,804	12,594

NatWest Markets PLC
0.800% due 08/12/2024	2,000	1,912

New York Life Global Funding
5.678% (SOFRINDX + 0.360%) due 10/21/2023 ~	200	200

ORIX Corp.
4.050% due 01/16/2024	3,100	3,080

Pacific Life Global Funding
6.145% (SOFRRATE + 0.800%) due 12/06/2024 ~	36,800	36,628

Protective Life Global Funding
6.394% due 12/11/2024 •	19,200	19,282

Public Storage Operating Co.
5.932% (SOFRINDX + 0.600%) due 07/25/2025 ~	11,200	11,214

QNB Finance Ltd.
3.500% due 03/28/2024	14,500	14,299

Royal Bank of Canada
5.612% (SOFRINDX + 0.300%) due 01/19/2024 ~	3,000	3,000
5.782% (SOFRINDX + 0.450%) due 10/26/2023 ~	6,100	6,100
6.190% (TSFR3M + 0.922%) due 10/05/2023 ~	1,250	1,250

Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •	1,500	1,460

Santander U.K. PLC
4.000% due 03/13/2024	8,800	8,715

Sumitomo Mitsui Financial Group, Inc.
0.508% due 01/12/2024	995	980
2.696% due 07/16/2024	42,856	41,772
3.936% due 10/16/2023	2,800	2,798

Sumitomo Mitsui Trust Bank Ltd.
0.850% due 03/25/2024	9,000	8,787

Swedbank AB
0.850% due 03/18/2024	500	489

Toronto-Dominion Bank
5.699% (SOFRRATE + 0.355%) due 03/04/2024 ~	4,125	4,125

Toyota Motor Credit Corp.
5.613% (SOFRINDX + 0.330%) due 01/11/2024 ~	21,600	21,597
5.830% due 08/22/2024 •	34,900	34,938
5.965% (SOFRRATE + 0.620%) due 03/22/2024 ~	2,002	2,004
6.060% due 12/11/2023 •	39,200	39,238

		1,043,671

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 4.6%

AbbVie, Inc.
3.750% due 11/14/2023	$11,000	$10,973

BAT Capital Corp.
2.789% due 09/06/2024	9,800	9,512
3.222% due 08/15/2024	28,037	27,347

Bayer U.S. Finance LLC
3.375% due 07/15/2024	7,529	7,369
3.875% due 12/15/2023	39,857	39,692

Boeing Co.
1.433% due 02/04/2024	82,899	81,589

Boston Scientific Corp.
3.450% due 03/01/2024	4,769	4,717

Charter Communications Operating LLC
4.500% due 02/01/2024	15,572	15,489
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~	4,000	4,014

Conagra Brands, Inc.
4.300% due 05/01/2024	2,200	2,177

Constellation Brands, Inc.
3.600% due 05/09/2024	2,500	2,464

Daimler Truck Finance North America LLC
1.125% due 12/14/2023	8,850	8,764

DuPont de Nemours, Inc.
6.736% (TSFR3M + 1.372%) due 11/15/2023 ~	1,500	1,501

Enbridge, Inc.
0.550% due 10/04/2023	1,680	1,680
5.972% (SOFRINDX + 0.630%) due 02/16/2024 ~	6,838	6,839

Energy Transfer LP
4.250% due 04/01/2024	8,700	8,623
4.500% due 11/01/2023	5,464	5,456
4.900% due 02/01/2024	2,000	1,993

Fiserv, Inc.
2.750% due 07/01/2024	28,900	28,210
3.800% due 10/01/2023	2,370	2,370

Georgia-Pacific LLC
0.625% due 05/15/2024	11,500	11,134

HCA, Inc.
5.000% due 03/15/2024	13,312	13,246

Hyundai Capital America
0.800% due 01/08/2024	2,715	2,677
0.875% due 06/14/2024	3,000	2,894
4.300% due 02/01/2024	6,467	6,428

Keurig Dr Pepper, Inc.
3.130% due 12/15/2023	3,600	3,579

Kinder Morgan Energy Partners LP
4.300% due 05/01/2024	5,000	4,952

McCormick & Co., Inc.
3.150% due 08/15/2024	12,035	11,764

Mondelez International Holdings Netherlands BV
2.250% due 09/19/2024	1,880	1,816

NetApp, Inc.
3.300% due 09/29/2024	2,300	2,237

NTT Finance Corp.
0.583% due 03/01/2024	700	685

Penske Truck Leasing Co. LP
3.450% due 07/01/2024	2,600	2,551

Phillips 66 Co.
0.900% due 02/15/2024	7,800	7,655

Reckitt Benckiser Treasury Services PLC
2.750% due 06/26/2024	1,300	1,270

Schlumberger Investment SA
3.650% due 12/01/2023	1,600	1,595

Spectra Energy Partners LP
4.750% due 03/15/2024	2,000	1,988

Stryker Corp.
0.600% due 12/01/2023	2,340	2,319

Tyson Foods, Inc.
3.950% due 08/15/2024	18,700	18,389

VMware, Inc.
1.000% due 08/15/2024	2,000	1,916

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen Group of America Finance LLC
0.875% due 11/22/2023	$6,000	$5,960
4.250% due 11/13/2023	5,205	5,194
6.294% (SOFRRATE + 0.950%) due 06/07/2024 ~	21,100	21,131

		402,159

UTILITIES 2.0%

Alabama Power Co.
3.550% due 12/01/2023	8,252	8,221

CenterPoint Energy, Inc.
2.500% due 09/01/2024	1,800	1,743

Consolidated Edison, Inc.
0.650% due 12/01/2023	3,700	3,669

Florida Power & Light Co.
5.673% (SOFRINDX + 0.380%) due 01/12/2024 ~	54,271	54,265

NextEra Energy Capital Holdings, Inc.
5.741% (SOFRINDX + 0.400%) due 11/03/2023 ~	39,321	39,320
6.365% (SOFRINDX + 1.020%) due 03/21/2024 ~	42,334	42,352

Pacific Gas & Electric Co.
1.700% due 11/15/2023	7,700	7,657
3.850% due 11/15/2023	7,100	7,081

Southern California Edison Co.
0.975% due 08/01/2024	700	672
1.100% due 04/01/2024	3,700	3,614

Tampa Electric Co.
3.875% due 07/12/2024	5,800	5,708

		174,302

Total Corporate Bonds & Notes (Cost $1,621,967)		1,620,132

U.S. GOVERNMENT AGENCIES 19.1%

Federal Home Loan Bank
5.300% due 05/17/2024	90,200	90,027
5.330% due 05/24/2024	68,000	67,870
5.350% due 10/06/2023 •	600,000	599,999
5.350% due 05/17/2024	20,000	19,982
5.360% due 05/10/2024	25,900	25,869
5.370% due 05/03/2024 - 05/20/2024 •	86,700	86,691
5.370% due 05/21/2024	26,300	26,255
5.400% due 05/30/2024	95,700	95,538
5.420% due 03/06/2024 - 05/30/2024	197,600	197,393
5.470% due 06/18/2024	64,000	63,900
5.640% due 09/16/2024	45,000	44,953
5.660% due 08/26/2024 - 09/20/2024	237,000	236,557
5.690% due 09/24/2024	29,000	28,976
5.720% due 09/27/2024	90,000	89,947

Total U.S. Government Agencies (Cost $1,675,368)		1,673,957

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
1.625% due 10/31/2023	7,780	7,757
2.250% due 01/31/2024	7,780	7,699

Total U.S. Treasury Obligations (Cost $15,473)		15,456

ASSET-BACKED SECURITIES 1.7%

Carmax Auto Owner Trust
5.508% due 05/15/2024	5,585	5,584

Carvana Auto Receivables Trust
5.747% due 10/10/2024	8,500	8,502

Dell Equipment Finance Trust
5.643% due 06/24/2024	11,123	11,123

DLLAD LLC
5.014% due 02/20/2024	18	18

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ent Auto Receivables Trust
5.756% due 10/15/2024	$4,000	$4,001

Ford Credit Auto Lease Trust
5.688% due 10/15/2024	30,300	30,309

Ford Credit Auto Owner Trust
5.517% due 07/15/2024	13,497	13,497

GM Financial Automobile Leasing Trust
5.452% due 05/20/2024	1,792	1,792

HPEFS Equipment Trust
5.758% due 10/18/2024	5,800	5,802

Nissan Auto Receivables Owner Trust
5.424% due 05/15/2024	8,812	8,811

Toyota Lease Owner Trust
5.658% due 09/20/2024	15,000	15,004

Volkswagen Auto Lease Trust
5.633% due 09/20/2024	20,000	20,003

Volkswagen Auto Loan Enhanced Trust
5.498% due 06/20/2024	27,468	27,465

Total Asset-Backed Securities (Cost $151,895)		151,911

SOVEREIGN ISSUES 0.5%

CPPIB Capital, Inc.
6.508% (SOFRINDX + 1.250%) due 04/04/2025 ~	17,000	17,230

Swedish Export Credit Corp.
6.342% due 02/23/2024 •	21,500	21,568

Total Sovereign Issues (Cost $38,804)		38,798

SHORT-TERM INSTRUMENTS 64.0%

COMMERCIAL PAPER 11.1%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023	500	500
5.550% due 10/04/2023	2,200	2,198
5.550% due 10/19/2023	1,400	1,396
5.550% due 10/30/2023 (a)	10,500	10,449

Ameren Corp.
5.550% due 10/10/2023	3,700	3,694
5.550% due 10/12/2023	7,400	7,385

American Electric Power Co., Inc.
5.510% due 10/04/2023	11,100	11,092
5.520% due 10/18/2023	9,600	9,572

BofA Securities, Inc.
1.000% due 10/20/2023	5,000	5,002

Conagra Brands, Inc.
5.750% due 10/11/2023	9,700	9,682

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023	36,200	36,106
5.520% due 10/30/2023	28,200	28,066

Crown Castle, Inc.
6.000% due 10/31/2023	600	597

Diageo Capital PLC
5.500% due 10/16/2023	13,400	13,365
5.500% due 10/23/2023	13,000	12,952
5.550% due 11/07/2023	7,700	7,654

Discovery Communications LLC
5.970% due 10/16/2023 (a)	2,700	2,692

Dominion Resources, Inc.
5.540% due 10/24/2023	5,800	5,778
5.540% due 10/31/2023	11,900	11,842
5.550% due 10/17/2023	4,700	4,687
5.550% due 10/26/2023	4,700	4,681

Electricite de France SA
5.510% due 10/23/2023	19,400	19,327
5.510% due 10/27/2023	31,300	31,162

Enbridge (U.S.) Inc.
5.550% due 10/02/2023	4,900	4,898
5.560% due 10/03/2023	4,500	4,497
5.560% due 10/20/2023	28,800	28,705

Enel Finance America LLC
5.550% due 10/18/2023	700	698
5.550% due 10/27/2023	6,400	6,372
5.550% due 10/31/2023	6,500	6,468

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
5.500% due 10/03/2023	$4,300	$4,297
5.500% due 10/04/2023	7,800	7,794
5.530% due 10/27/2023	6,000	5,974

Fidelity National Information services, Inc.
5.530% due 10/12/2023	8,300	8,284
5.550% due 10/16/2023	10,900	10,872
5.550% due 10/17/2023	31,600	31,513
5.550% due 10/19/2023	13,600	13,559

Global Payments, Inc.
6.030% due 10/19/2023	48,800	48,636
6.030% due 10/25/2023	18,600	18,519
6.030% due 10/26/2023	4,900	4,878

Haleon UK Capital PLC
5.550% due 10/11/2023	1,400	1,397
5.550% due 10/27/2023 (a)	4,700	4,679
5.550% due 11/02/2023 (a)	2,200	2,188
5.550% due 11/03/2023 (a)	2,800	2,785

Humana, Inc.
5.530% due 10/02/2023	4,800	4,798
5.550% due 10/18/2023	900	897
5.550% due 10/19/2023	1,000	997
5.580% due 10/16/2023	7,300	7,281
5.580% due 10/17/2023	14,700	14,659
5.580% due 10/23/2023	1,700	1,694
5.580% due 10/26/2023	2,700	2,689

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	21,600	21,587

L3Harris Technologies, Inc.
5.620% due 10/10/2023	17,400	17,371
5.650% due 10/02/2023	2,000	1,999

LSEGA Financing PLC
5.500% due 10/04/2023	15,400	15,388
5.510% due 10/26/2023	18,000	17,925
5.520% due 10/16/2023	2,300	2,294
5.520% due 10/18/2023	2,600	2,592
5.520% due 10/20/2023	13,800	13,755

LVMH Moet Hennessy Louis Vuitton SE
5.490% due 01/29/2024	9,800	9,621

Marriott International, Inc.
5.540% due 10/20/2023	11,100	11,064

Microchip Technology, Inc.
5.600% due 10/30/2023	16,350	16,270
5.600% due 11/07/2023	13,150	13,069

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	8,100	8,094
5.520% due 10/17/2023	15,400	15,358
5.520% due 10/18/2023	14,800	14,757
5.520% due 10/19/2023	7,000	6,979

Oracle Corp.
5.500% due 10/23/2023	23,300	23,215
5.510% due 10/23/2023	46,600	46,430
5.510% due 10/27/2023	18,600	18,521
5.530% due 10/30/2023 (a)	11,300	11,246
5.530% due 11/08/2023	14,500	14,411

Penske Truck Leasing Co. LP
5.500% due 10/02/2023	4,300	4,298
5.510% due 10/04/2023	7,200	7,194
5.520% due 10/12/2023	9,200	9,181

RTX Corp.
5.480% due 10/04/2023	42,600	42,568
5.490% due 10/02/2023	14,100	14,094
5.500% due 10/02/2023	13,200	13,194
5.500% due 10/04/2023	11,800	11,791

Sempra Energy
5.530% due 10/17/2023	8,600	8,576
5.530% due 10/18/2023	3,800	3,789
5.530% due 10/19/2023	4,200	4,187
5.530% due 10/23/2023	14,600	14,546

Southern California Edison
5.550% due 10/02/2023	2,500	2,499
5.550% due 10/04/2023	500	500
5.550% due 10/13/2023 (a)	18,400	18,359

Thomson Reuters Corp.
5.520% due 10/25/2023	12,200	12,151

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	159

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VW Credit, Inc.
5.560% due 10/10/2023	$5,700	$5,690
5.570% due 10/17/2023	1,500	1,496

		965,966

REPURCHASE AGREEMENTS (e) 51.6%
		4,518,519

SHORT-TERM NOTES 0.7%

Carmax Auto Owner Trust
5.631% due 07/15/2024	23,040	23,043

Carvana Auto Receivables Trust
5.663% due 08/10/2024	1,669	1,669

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
5.221% due 06/03/2024 (c)(d)	$10,000	$9,665

Fifth Third Auto Trust
5.618% due 08/15/2024	13,875	13,879

GECU Auto Receivables Trust
5.678% due 08/15/2024	1,804	1,804

LAD Auto Receivables Trust
5.632% due 08/15/2024	3,069	3,070

M&T Equipment Notes
5.742% due 08/15/2024	11,274	11,276

		64,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.6%
5.423% due 10/19/2023 - 11/24/2023 (b)(c)(f)	$53,200	$52,913

Total Short-Term Instruments (Cost $5,602,245)		5,601,804

Total Investments in Securities (Cost $9,105,752)		9,102,058

Total Investments 104.0% (Cost $9,105,752)		$9,102,058

Other Assets and Liabilities, net (4.0)%		(350,446)

Net Assets 100.0%		$8,751,612

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.330%	09/29/2023	10/02/2023		$30,000	U.S. Treasury Bonds 3.250% due 05/15/2042	$(30,482)	$30,000	$30,013
	5.370	09/29/2023	10/02/2023		20,000	U.S. Treasury Bonds 2.250% due 05/15/2041	(20,475)	20,000	20,009
	5.370	10/02/2023	10/03/2023		76,700	U.S. Treasury Bonds 2.375% due 11/15/2049	(78,611)	76,700	76,700
BPS	5.320	09/29/2023	10/02/2023		871,800	U.S. Treasury Notes 0.625% - 3.875% due 01/15/2026 - 05/15/2030	(888,836)	871,800	872,186
	5.330	09/29/2023	10/02/2023		20,700	U.S. Treasury Notes 1.375% due 10/31/2028	(21,148)	20,700	20,709
	5.330	10/02/2023	10/03/2023		134,600	U.S. Treasury Notes 1.875% due 02/15/2032	(137,463)	134,600	134,600
BRC	5.330	09/29/2023	10/02/2023		585,000	U.S. Treasury Notes 1.875% - 3.625% due 05/15/2026 - 02/28/2027	(597,117)	585,000	585,260
	5.330	10/02/2023	10/03/2023		116,100	Ginnie Mae 5.500% due 06/20/2053	(122,282)	116,100	116,100
	5.340	09/29/2023	10/02/2023		43,800	Ginnie Mae 5.500% due 06/20/2053	(46,306)	43,800	43,819
	5.370	10/02/2023	10/03/2023		66,900	U.S. Treasury Bonds 1.750% due 08/15/2041	(68,282)	66,900	66,900
BSN	5.340	09/29/2023	10/02/2023		192,200	U.S. Treasury Notes 2.750% due 05/15/2025	(196,129)	192,200	192,286
FICC	2.600	09/29/2023	10/02/2023		6,409	U.S. Treasury Notes 5.000% due 08/31/2025	(6,537)	6,409	6,410
JPS	5.310	09/14/2023	TBD	(2)	573,080	U.S. Treasury Bonds 1.375% - 3.875% due 08/15/2040 - 05/15/2041	(557,944)	573,080	574,602
	5.320	04/05/2023	TBD	(2)	393,089	U.S. Treasury Bonds 2.000% - 2.250% due 08/15/2046 - 08/15/2051	(331,461)	393,089	403,144
	5.320	09/11/2023	TBD	(2)	241,640	U.S. Treasury Bonds 2.000% due 08/15/2051	(231,058)	241,641	242,389
	5.380	09/29/2023	10/02/2023		39,300	U.S. Treasury Bonds 2.375% due 05/15/2051	(40,027)	39,300	39,318
MBC	5.370	09/28/2023	10/05/2023		500,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 01/15/2026 - 07/15/2030	(517,159)	500,000	500,298
RCY	5.360	09/29/2023	10/02/2023		250,000	U.S. Treasury Notes 2.625% due 04/15/2025	(255,177)	250,000	250,112
SAL	5.270	09/29/2023	10/02/2023		16,000	U.S. Treasury Notes 0.750% due 03/31/2026	(16,303)	16,000	16,007
	5.330	09/29/2023	10/02/2023		341,200	U.S. Treasury Notes 0.375% due 01/31/2026	(347,819)	341,200	341,352

Total Repurchase Agreements							$(4,510,616)	$4,518,519	$4,532,214

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$126,722	$0	$0	$126,722	$(129,568)	$(2,846)
BPS	1,027,495	0	0	1,027,495	(1,047,447)	(19,952)
BRC	812,079	0	0	812,079	(833,987)	(21,908)
BSN	192,286	0	0	192,286	(196,129)	(3,843)
FICC	6,410	0	0	6,410	(6,537)	(127)
JPS	1,259,453	0	0	1,259,453	(1,212,397)	47,056
MBC	500,298	0	0	500,298	(513,717)	(13,419)
RCY	250,112	0	0	250,112	(255,177)	(5,065)
SAL	357,359	0	0	357,359	(364,122)	(6,763)

Total Borrowings and Other Financing Transactions	$4,532,214	$0	$0

(f)	Securities with an aggregate market value of $3,442 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,043,671	$0	$1,043,671
Industrials	0	402,159	0	402,159
Utilities	0	174,302	0	174,302
U.S. Government Agencies	0	1,673,957	0	1,673,957
U.S. Treasury Obligations	0	15,456	0	15,456
Asset-Backed Securities	0	151,911	0	151,911

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Sovereign Issues	$0	$38,798	$0	$38,798
Short-Term Instruments
Commercial Paper	0	965,966	0	965,966
Repurchase Agreements	0	4,518,519	0	4,518,519
Short-Term Notes	0	64,406	0	64,406
U.S. Treasury Bills	0	52,913	0	52,913

Total Investments	$0	$9,102,058	$0	$9,102,058

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	161

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 111.5%

U.S. GOVERNMENT AGENCIES 4.3%

Fannie Mae
3.395% due 12/01/2029 •	$4	$4
4.056% due 12/01/2029 •	1	1
4.125% due 12/01/2032 •	2	2
4.247% due 10/01/2032 •	3	3
4.310% due 01/01/2036 •	97	96
4.560% due 08/01/2036 •	14	14
4.709% due 03/01/2035 •	123	122
4.723% due 10/01/2025 •	2	2
5.462% due 12/25/2036 •	108	105
5.522% due 03/25/2034 •	40	40
5.532% due 03/25/2036 •	49	48
5.549% due 06/25/2033 •	70	66
5.564% due 03/25/2032 •	162	160
5.629% due 06/01/2043 •	209	203
5.630% due 02/01/2041 - 10/01/2044 •	777	751
5.654% due 07/25/2032 •	106	105
5.779% due 05/25/2042 •	80	79
5.973% due 08/01/2028 •	5	4
6.139% due 11/01/2035 •	49	47
6.205% due 11/01/2035 •	57	56
6.329% due 04/25/2032 •	22	22

Freddie Mac
0.000% due 07/15/2030 - 01/15/2032 (a)	14,985	10,907
4.051% due 02/01/2035 •	132	130
4.500% due 06/15/2035 - 09/15/2035	366	347
4.784% due 01/01/2032 •	3	3
5.000% due 01/15/2034	1,228	1,203
5.202% due 07/01/2029 •	2	2
5.333% due 05/01/2032 •	4	4
5.466% due 06/01/2035 •	449	454
5.500% due 11/01/2038 - 10/01/2039	41	41
5.549% due 07/25/2031 •	252	249
5.826% due 10/25/2044 - 02/25/2045 •	882	806
5.928% due 06/15/2030 - 12/15/2032 •	21	20
5.978% due 06/15/2031 •	8	8
6.026% due 07/25/2044 •	402	367
6.128% due 02/15/2027 •	1	1
6.500% due 10/25/2043	327	326

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2025 - 08/20/2026 ~	37	36
3.000% (H15T1Y + 1.500%) due 10/20/2024 ~	1	1
3.625% (H15T1Y + 1.500%) due 02/20/2024 - 02/20/2026 ~	3	3
3.625% due 03/20/2025 - 02/20/2030 •	174	167
3.875% (H15T1Y + 1.500%) due 05/20/2024 ~	3	3
3.875% due 04/20/2027 - 04/20/2032 •	6	6
4.000% due 05/20/2030 •	24	23

Israel Government AID Bond
0.000% due 11/01/2024 (c)	39,013	36,774

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 (c)	18,000	13,228

Small Business Administration
6.250% (PRIME - 2.250%) due 05/25/2025 ~	14	14

U.S. Small Business Administration
4.760% due 09/01/2025	535	520
4.770% due 04/01/2024	67	66
4.930% due 01/01/2024	15	15

Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	874	802
4.500% due 04/01/2028 - 11/01/2029	97	94

Total U.S. Government Agencies (Cost $70,209)		68,550

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 100.1%

U.S. Treasury Bonds
1.375% due 11/15/2040	$37,030	$21,932
1.375% due 08/15/2050	185,150	90,405
1.625% due 11/15/2050 (d)	214,700	112,512
1.750% due 08/15/2041	12,400	7,727
1.875% due 02/15/2041	110,500	71,329
2.250% due 08/15/2049	50,320	31,339
2.250% due 02/15/2052	600	368
2.375% due 02/15/2042	8,200	5,671
2.750% due 11/15/2042	83,400	60,913
2.875% due 05/15/2043	140,960	104,484
2.875% due 05/15/2049	56,970	40,653
3.000% due 05/15/2042 (d)	191,000	146,242
3.000% due 11/15/2044 (d)	237,300	177,173
3.000% due 02/15/2049	38,140	27,885
3.125% due 02/15/2043	41,250	31,944
3.125% due 08/15/2044	45,000	34,397
3.250% due 05/15/2042	12,100	9,645
3.625% due 08/15/2043	53,000	44,237
3.625% due 02/15/2044	55,000	45,750
3.750% due 11/15/2043	36,220	30,753
4.000% due 11/15/2042	38,100	33,823
4.375% due 02/15/2038	78,530	76,159
4.375% due 08/15/2043 (d)	20,000	18,662
4.500% due 05/15/2038	31,463	30,794

U.S. Treasury Notes
0.250% due 07/31/2025	77,900	71,336
1.875% due 08/31/2024 (d)(f)	8,680	8,403
2.125% due 03/31/2024 (f)	4,700	4,623
2.125% due 07/31/2024 (f)	21,600	21,012
2.125% due 09/30/2024 (d)(f)	27,200	26,330
2.125% due 11/30/2024	4,000	3,855
2.250% due 03/31/2024	69,500	68,413
2.250% due 10/31/2024	49,610	47,968
2.250% due 11/15/2024	38,950	37,635
2.250% due 11/15/2025	47,400	44,793
2.375% due 02/29/2024 (d)(f)	4,870	4,809
2.375% due 08/15/2024 (f)	4,300	4,186
2.500% due 01/31/2024 (f)	4,263	4,222
2.875% due 11/30/2023 (f)	3,093	3,080
2.875% due 05/15/2028 (f)	9,680	8,972

Total U.S. Treasury Obligations (Cost $2,181,281)		1,614,434

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	4	3
4.500% due 04/25/2033 «~	12	12
4.625% due 04/25/2033 «~	9	8
4.827% due 01/25/2034 ~	85	82
4.875% due 04/25/2033 «~	1	1
5.855% due 11/25/2034 ~	220	198

Bear Stearns ALT-A Trust
4.138% due 11/25/2036 ~	5,586	3,143
4.491% due 11/25/2036 ^~	11,432	5,891
5.754% due 02/25/2034 •	636	569

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.688% due 08/25/2035 •	104	97

Citigroup Mortgage Loan Trust
6.980% due 05/25/2035 •	51	50

Countrywide Alternative Loan Trust
5.500% due 03/25/2036 ^	825	339
5.619% due 02/20/2047 ^•	2,422	1,846
5.626% due 02/25/2036 •	143	128
5.754% due 02/25/2047 •	219	196
5.794% due 05/25/2047 •	1,381	1,164
5.834% due 05/25/2036 •	29	25
5.854% due 05/25/2035 •	307	273
5.859% due 03/20/2046 •	1,740	1,398
5.994% due 12/25/2035 •	148	131

Countrywide Home Loan Mortgage Pass-Through Trust
3.607% due 04/25/2035 ~	184	137
3.965% due 09/20/2036 ^~	1,809	1,554
5.894% due 05/25/2035 •	500	392
6.014% due 04/25/2035 «•	48	42
6.094% due 02/25/2035 •	292	263
6.114% due 02/25/2035 •	171	144

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 «~	$1	$1

Downey Savings & Loan Association Mortgage Loan Trust
5.962% due 08/19/2045 •	175	146

GreenPoint Mortgage Funding Trust
5.874% due 06/25/2045 •	199	186

GSR Mortgage Loan Trust
3.572% due 04/25/2036 ~	1,678	1,125

HarborView Mortgage Loan Trust
5.702% due 03/19/2037 •	656	578
5.882% due 05/19/2035 •	574	525

Impac CMB Trust
6.434% due 07/25/2033 «•	5	5

IndyMac INDX Mortgage Loan Trust
6.074% due 02/25/2035 •	744	646

JP Morgan Mortgage Trust
4.198% due 02/25/2036 ^~	307	233
4.528% due 07/25/2035 ~	187	175

MASTR Adjustable Rate Mortgages Trust
4.228% due 05/25/2034 ~	69	63

Merrill Lynch Mortgage Investors Trust
7.404% due 12/25/2032 «•	22	20

Residential Accredit Loans, Inc. Trust
5.734% due 08/25/2035 •	426	315
5.986% due 09/25/2045 •	174	150

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	169	168

Residential Funding Mortgage Securities, Inc. Trust
6.500% due 03/25/2032 «	11	11

Sequoia Mortgage Trust
6.139% due 07/20/2033 •	237	214
6.142% due 10/19/2026 «•	85	81
6.144% due 07/20/2033 «•	167	144

Structured Adjustable Rate Mortgage Loan Trust
6.026% due 01/25/2035 ^•	182	152

Structured Asset Mortgage Investments Trust
5.874% due 05/25/2036 •	7,193	5,628
6.022% due 07/19/2034 «•	34	30
6.142% due 03/19/2034 •	78	72

WaMu Mortgage Pass-Through Certificates Trust
3.968% due 12/25/2046 •	511	475
4.269% due 12/25/2046 •	747	645
4.279% due 03/25/2034 ~	29	28
4.664% due 05/25/2046 •	262	217
5.356% due 01/25/2047 •	344	314
5.606% due 06/25/2046 •	1,050	929
5.626% due 02/25/2046 •	784	683
5.674% due 07/25/2046 •	2,621	2,124
5.674% due 08/25/2046 •	7,055	5,655
5.704% due 12/25/2045 •	184	173
5.826% due 11/25/2042 •	105	96
5.954% due 11/25/2045 •	512	463
6.126% due 09/25/2046 •	972	892
6.126% due 10/25/2046 •	374	333

Washington Mutual Mortgage Pass-Through Certificates Trust
4.486% due 05/25/2033 «~	32	30

Total Non-Agency Mortgage-Backed Securities (Cost $57,316)		41,811

ASSET-BACKED SECURITIES 4.5%

AGL CLO Ltd.
6.788% due 07/20/2034 •	1,600	1,600

Apidos CLO
6.670% due 07/16/2031 •	3,300	3,298

Ares CLO Ltd.
6.740% due 10/15/2030 •	2,836	2,837

Asset-Backed Securities Corp. Home Equity Loan Trust
5.514% due 05/25/2037 •	18	12
5.967% due 06/15/2031 •	268	239

Atlas Senior Loan Fund Ltd.
6.787% due 10/24/2031 •	4,600	4,591

Bain Capital Credit CLO Ltd.
6.712% due 04/19/2034 •	3,000	2,985

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Betony CLO Ltd.
6.711% due 04/30/2031 •	$1,966	$1,964

BlueMountain CLO Ltd.
6.787% due 10/22/2030 •	5,012	5,015

Cedar Funding CLO Ltd.
6.588% due 01/20/2031 •	1,972	1,969

CIFC Funding Ltd.
6.657% due 04/24/2030 •	905	905

Citigroup Global Markets Mortgage Securities, Inc.
6.784% due 01/25/2032 «•	51	52

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •	26	25

Credit-Based Asset Servicing & Securitization Trust
3.061% due 01/25/2037 ^•	853	261

Cutwater Ltd.
6.790% due 01/15/2029 •	2,785	2,786

Dryden Senior Loan Fund
6.670% due 01/15/2031 •	3,821	3,823

Eaton Vance CLO Ltd.
6.740% due 10/15/2034 •	3,200	3,194

Elmwood CLO Ltd.
0.000% due 01/17/2034 •(b)	1,000	1,000

GE-WMC Mortgage Securities Trust
5.514% due 08/25/2036 «•	40	17

Golub Capital Partners CLO Ltd.
6.608% due 04/20/2031 •	981	979

GSAMP Trust
5.504% due 12/25/2036 •	400	194
5.614% due 11/25/2035 •	133	13

Halseypoint CLO Ltd.
6.938% due 01/20/2033 •	2,200	2,197

Home Equity Asset Trust
6.354% due 02/25/2033 «•	1	1

HSI Asset Securitization Corp. Trust
5.534% due 10/25/2036 •	92	37

ICG U.S. CLO Ltd.
6.747% due 01/24/2032 •	1,000	991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Mortgage Acquisition Trust
5.594% due 08/25/2036 «•	$26	$11

Lehman ABS Mortgage Loan Trust
5.524% due 06/25/2037 •	353	224

Lockwood Grove CLO Ltd.
6.783% due 01/25/2030 •	10,226	10,229

Long Beach Mortgage Loan Trust
5.994% due 10/25/2034 •	1,548	1,458

Magnetite Ltd.
0.000% due 10/25/2033 •(b)	4,900	4,900

MASTR Asset-Backed Securities Trust
5.534% due 11/25/2036 •	76	25

Merrill Lynch Mortgage Investors Trust
5.674% due 02/25/2037 •	262	79

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 05/25/2037 •	141	118

Morgan Stanley IXIS Real Estate Capital Trust
5.484% due 11/25/2036 •	31	11

Nassau Ltd.
6.820% due 01/15/2030 •	1,075	1,076

Neuberger Berman CLO Ltd.
6.628% due 04/20/2031 •	1,000	996

New Century Home Equity Loan Trust
5.794% due 05/25/2036 •	170	166

OCP CLO Ltd.
6.530% due 07/15/2030 •	2,955	2,946

Palmer Square CLO Ltd.
0.000% due 10/20/2033 •(b)	6,000	6,000

Renaissance Home Equity Loan Trust
6.134% due 08/25/2032 «•	2	2

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•	1,454	331
5.594% due 11/25/2036 ^•	455	130

Signal Peak CLO Ltd.
6.723% due 04/25/2031 •	948	946

Soundview Home Loan Trust
5.514% due 06/25/2037 •	194	128
5.554% due 11/25/2036 •	452	126

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Symphony CLO Ltd.
0.000% due 04/25/2034 •(b)	$1,800	$1,800

TIAA CLO Ltd.
6.720% due 01/16/2031 •	452	452

Total Asset-Backed Securities (Cost $76,414)		73,139

Total Investments in Securities (Cost $2,385,220)		1,797,934

	SHARES
INVESTMENTS IN AFFILIATES 0.2%

SHORT-TERM INSTRUMENTS 0.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%

PIMCO Short-Term Floating NAV Portfolio III	380,472	3,699

Total Short-Term Instruments (Cost $3,699)		3,699

Total Investments in Affiliates (Cost $3,699)		3,699

Total Investments 111.7% (Cost $2,388,919)		$1,801,633

Financial Derivative Instruments (e) 0.1% (Cost or Premiums, net $25,708)		867

Other Assets and Liabilities, net (11.8)%		(189,985)

Net Assets 100.0%		$1,612,515

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	(0.990)%	09/29/2023	10/02/2023	$(15,228)	$(15,227)
	5.410	09/13/2023	10/11/2023	(15,343)	(15,387)
	5.420	09/08/2023	10/11/2023	(6,512)	(6,535)
DEU	5.420	09/18/2023	10/10/2023	(13,131)	(13,158)
	5.420	09/19/2023	10/03/2023	(9,559)	(9,578)
IND	5.420	09/18/2023	10/05/2023	(6,419)	(6,433)

Total Reverse Repurchase Agreements					$(66,318)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	163

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
UBS	5.410%	09/07/2023	10/12/2023	$(59,244)	$(59,467)
	5.420	09/11/2023	10/30/2023	(8,897)	(8,925)
	5.430	08/25/2023	10/25/2023	(39,187)	(39,411)

Total Sale-Buyback Transactions					$(107,803)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/01/2053	$17,000	$(15,610)	$(15,137)
Uniform Mortgage-Backed Security, TBA	4.500	11/01/2053	3,000	(2,820)	(2,755)

Total Short Sales (1.1)%				$(18,430)	$(17,892)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(2)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(37,149)	$0	$(37,149)	$36,543	$(606)
DEU	0	(22,736)	0	(22,736)	22,502	(234)
IND	0	(6,433)	0	(6,433)	6,295	(138)

Master Securities Forward Transaction Agreement
UBS	0	0	(107,803)	(107,803)	106,584	(1,219)

Total Borrowings and Other Financing Transactions	$0	$(66,318)	$(107,803)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(66,318)	$0	$0	$(66,318)

Total	$0	$(66,318)	$0	$0	$(66,318)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(107,803)	0	0	(107,803)

Total	$0	$(107,803)	$0	$0	$(107,803)

Total Borrowings	$0	$(174,121)	$0	$0	$(174,121)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(174,121)

(d)	Securities with an aggregate market value of $171,924 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(192,333) at a weighted average interest rate of 5.080%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(262) of deferred price drop.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2023	9,050	$977,966	$(17,985)	$1,838	$0
U.S. Treasury 10-Year Ultra December Futures	12/2023	1,326	147,932	(4,163)	311	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	198	23,500	(2,137)	74	0

				$(24,285)	$2,223	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	452	$(91,625)	$290	$0	$(46)
U.S. Treasury 5-Year Note December Futures	12/2023	7,161	(754,478)	6,360	0	(1,119)
U.S. Treasury Long-Term Bond December Futures	12/2023	2,354	(267,841)	12,611	0	(662)

				$19,261	$0	$(1,827)

Total Futures Contracts				$(5,024)	$2,223	$(1,827)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$131,200	$1,331	$448	$1,779	$0	$(16)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	895,200	11,474	(452)	11,022	0	(164)

					$12,805	$(4)	$12,801	$0	$(180)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.530%	Annual	06/21/2024	$474,100	$1,162	$(10,205)	$(9,043)	$0	$(64)
Pay(4)	1-Day USD-SOFR Compounded-OIS	3.130	Annual	06/21/2025	1,159,500	1,336	(19,402)	(18,066)	197	0
Pay	1-Day USD-SOFR Compounded-OIS	3.849	Annual	03/31/2030	76,000	0	(2,066)	(2,066)	124	0
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	423,300	323	(11,639)	(11,316)	692	0
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	10,671	10,658	0	(136)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	11,502	21,597	0	(175)

						$12,903	$(21,139)	$(8,236)	$1,013	$(375)

Total Swap Agreements						$25,708	$(21,143)	$4,565	$1,013	$(555)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(5)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$2,223	$1,026	$3,249	$0	$(1,827)	$(555)	$(2,382)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	165

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

(f)

Securities with an aggregate market value of $60,133 and cash of $1,493 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(5)	Unsettled variation margin asset of $13 for closed swap agreements is outstanding at period end.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,223	$2,223
Swap Agreements	0	0	0	0	1,026	1,026

	$0	$0	$0	$0	$3,249	$3,249

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,827	$1,827
Swap Agreements	0	180	0	0	375	555

	$0	$180	$0	$0	$2,202	$2,382

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,323	$4,323
Swap Agreements	0	8,939	0	0	531	9,470

	$0	$8,939	$0	$0	$4,854	$13,793

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(34,219)	$(34,219)
Swap Agreements	0	(4)	0	0	(20,978)	(20,982)

	$0	$(4)	$0	$0	$(55,197)	$(55,201)

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
U.S. Government Agencies	$0	$68,550	$0	$68,550
U.S. Treasury Obligations	0	1,614,434	0	1,614,434
Non-Agency Mortgage-Backed Securities	0	41,423	388	41,811
Asset-Backed Securities	0	73,056	83	73,139

	$0	$1,797,463	$471	$1,797,934

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,699	$0	$0	$3,699

Total Investments	$3,699	$1,797,463	$471	$1,801,633

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(17,892)	$0	$(17,892)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$3,236	$0	$3,236

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2,382)	$0	$(2,382)

Total Financial Derivative Instruments	$0	$854	$0	$854

Totals	$3,699	$1,780,425	$471	$1,784,595

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	167

Consolidated Schedule of Investments	PIMCO International Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.9%

CANADA 1.2%

SOVEREIGN ISSUES 1.2%

Province of Quebec
6.250% due 06/01/2032	CAD	8,000	$6,486

Total Canada (Cost $6,670)			6,486

UNITED STATES 2.5%

ASSET-BACKED SECURITIES 0.7%

ABFC Trust
6.134% due 06/25/2034 •		$246	238

Amortizing Residential Collateral Trust
6.134% due 10/25/2031 •		101	97

Argent Securities Trust
5.614% due 07/25/2036 •		1,212	311

Asset-Backed Securities Corp. Home Equity Loan Trust
5.514% due 05/25/2037 •		35	24

Bear Stearns Asset-Backed Securities Trust
6.094% due 10/25/2032 «•		5	5

Countrywide Asset-Backed Certificates Trust
6.174% due 05/25/2032 «•		29	28

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •		40	38

Credit-Based Asset Servicing & Securitization Trust
3.061% due 01/25/2037 ^•		255	78
5.554% due 11/25/2036 •		29	13

Home Equity Asset Trust
6.034% due 11/25/2032 «•		1	1

HSI Asset Securitization Corp. Trust
5.534% due 10/25/2036 •		21	8

Long Beach Mortgage Loan Trust
5.994% due 10/25/2034 •		28	26

Merrill Lynch Mortgage Investors Trust
5.594% due 09/25/2037 •		22	5

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 05/25/2037 •		39	33
5.534% due 11/25/2036 •		5,553	2,718

Soundview Home Loan Trust
5.554% due 11/25/2036 •		226	63

Structured Asset Securities Corp. Mortgage Loan Trust
6.944% due 04/25/2035 •		2	2

Washington Mutual Asset-Backed Certificates Trust
4.014% due 10/25/2036 •		22	8

			3,696

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%

Bear Stearns ALT-A Trust
4.293% due 08/25/2036 ^~		19	12
4.399% due 01/25/2036 ^~		264	241

Citigroup Mortgage Loan Trust
5.282% due 08/25/2035 ~		7	7

Countrywide Alternative Loan Trust
5.619% due 02/20/2047 ^•		2,767	2,110
5.754% due 02/25/2047 •		57	51
5.859% due 03/20/2046 •		219	176
5.954% due 12/25/2035 •		24	21
5.994% due 12/25/2035 •		148	131
5.994% due 02/25/2037 •		72	59
6.034% due 08/25/2035 •		183	167
6.034% due 12/25/2035 •		622	466
6.134% due 09/25/2035 •		616	549

Countrywide Home Loan Mortgage Pass-Through Trust
5.894% due 05/25/2035 •		79	62
6.014% due 03/25/2035 ^•		284	231
6.014% due 04/25/2035 «•		2	2
6.034% due 03/25/2035 •		29	19
6.074% due 03/25/2035 •		1,549	1,275
6.094% due 02/25/2035 •		5	5
6.194% due 09/25/2034 «•		3	3

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033 «		2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.534% due 10/25/2036 ^«•	$1	$1

Downey Savings & Loan Association Mortgage Loan Trust
5.862% due 03/19/2045 •	117	113
5.962% due 08/19/2045 •	80	66
6.102% due 09/19/2045 •	978	521

GreenPoint Mortgage Funding Trust
5.894% due 06/25/2045 •	719	517

HarborView Mortgage Loan Trust
5.922% due 06/19/2035 •	106	100
5.922% due 01/19/2036 ^•	11	11
5.922% due 03/19/2036 ^•	729	632
5.942% due 01/19/2036 •	1,235	750
6.062% due 11/19/2035 •	68	48
6.102% due 09/19/2035 •	9	6
6.119% due 06/20/2035 •	32	29

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.269% due 10/25/2035 ~	11	6

Residential Accredit Loans, Inc. Trust
5.854% due 04/25/2046 •	117	33

Sequoia Mortgage Trust
6.139% due 07/20/2033 •	205	185
6.142% due 10/19/2026 «•	2	2
6.614% due 10/20/2034 «•	114	98

Structured Asset Mortgage Investments Trust
6.022% due 07/19/2034 «•	1	1

Thornburg Mortgage Securities Trust
5.974% due 03/25/2044 «•	35	31

WaMu Mortgage Pass-Through Certificates Trust
4.140% due 02/27/2034 •	2	2
4.269% due 12/25/2046 •	56	48
5.826% due 11/25/2042 •	1	1
6.014% due 10/25/2045 •	8	8
6.026% due 08/25/2042 •	3	3
6.054% due 01/25/2045 •	4	4
6.074% due 01/25/2045 •	6	5
6.074% due 07/25/2045 •	5	4
6.126% due 10/25/2046 •	17	15
6.126% due 11/25/2046 •	213	184

		9,013

U.S. GOVERNMENT AGENCIES 0.2%

Fannie Mae
3.621% due 12/01/2034 •	2	2
4.633% due 12/01/2030 •	1	1
5.390% due 11/01/2034 •	7	7
5.522% due 03/25/2034 •	1	1
5.779% due 09/25/2042 •	15	15
5.829% due 06/25/2029 •	1	1
6.000% due 07/25/2044	8	8

Freddie Mac
5.332% due 10/01/2036 •	10	10
5.584% due 09/25/2035 •	552	527
5.709% due 09/25/2031 •	8	8
5.826% due 10/25/2044 - 02/25/2045 •	42	39
6.026% due 07/25/2044 •	8	7
6.500% due 07/15/2028	55	55

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2025 ~	4	4
2.750% (H15T1Y + 1.500%) due 10/20/2024 ~	3	3
3.000% (H15T1Y + 1.500%) due 09/20/2024 ~	5	4
3.000% due 11/20/2024 •	5	5
3.625% (H15T1Y + 1.500%) due 02/20/2025 ~	4	4
3.875% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~	6	7
4.000% due 04/20/2030 - 06/20/2030 •	123	120
6.000% due 08/20/2034	169	170

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Small Business Administration
4.625% due 02/01/2025	$2	$2
5.090% due 10/01/2025	1	1

		1,001

Total United States (Cost $20,606)		13,710

SHORT-TERM INSTRUMENTS 136.2%

REPURCHASE AGREEMENTS (d) 135.4%
		732,682

U.S. TREASURY BILLS 0.8%
5.414% due 10/05/2023 - 11/30/2023 (a)(b)(c)(g)	$4,554	4,529

Total Short-Term Instruments (Cost $737,211)		737,211

Total Investments in Securities (Cost $764,487)		757,407

	SHARES
INVESTMENTS IN AFFILIATES 16.7%

SHORT-TERM INSTRUMENTS 16.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%

PIMCO Short-Term Floating NAV Portfolio III	9,292,092	90,328

Total Short-Term Instruments (Cost $91,382)		90,328

Total Investments in Affiliates (Cost $91,382)		90,328

Total Investments 156.6% (Cost $855,869)		$847,735

Financial Derivative Instruments (e)(f) 0.6% (Cost or Premiums, net $(10,595))		2,993

Other Assets and Liabilities, net (57.2)%		(309,462)

Net Assets 100.0%		$541,266

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.310%	10/02/2023	10/03/2023	$128,200	U.S. Treasury Inflation Protected Securities 0.875% due 01/15/2029	$(130,909)	$128,200	$128,200
	5.320	09/29/2023	10/02/2023	39,500	U.S. Treasury Notes 1.375% due 12/31/2028	(40,247)	39,500	39,518
	5.330	09/29/2023	10/02/2023	234,800	U.S. Treasury Notes 2.875% due 05/15/2032	(239,792)	234,800	234,904
	5.330	09/29/2023	10/02/2023	97,900	U.S. Treasury Notes 0.500% due 02/28/2026	(100,031)	97,900	97,943
	5.360	09/29/2023	10/02/2023	16,800	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	(17,071)	16,800	16,808
FICC	2.600	09/29/2023	10/02/2023	698	U.S. Treasury Notes 0.250% due 09/30/2025	(712)	698	698
	5.310	09/29/2023	10/02/2023	5,600	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(5,712)	5,600	5,602
SAL	5.340	10/02/2023	10/03/2023	208,600	U.S. Treasury Notes 0.375% due 01/31/2026	(212,647)	208,600	208,600
SSB	2.600	09/29/2023	10/02/2023	584	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(596)	584	584

Total Repurchase Agreements						$(747,717)	$732,682	$732,857

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BPS	$517,373	$0	$0	$517,373	$(528,050)	$(10,677)
FICC	6,300	0	0	6,300	(6,424)	(124)
SAL	208,600	0	0	208,600	(212,647)	(4,047)
SSB	584	0	0	584	(596)	(12)

Total Borrowings and Other Financing Transactions	$732,857	$0	$0

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	1,695	$(230,528)	$5,306	$2,778	$(2,778)
Japan Government 10-Year Bond December Futures	12/2023	204	(197,884)	1,457	450	0

Total Futures Contracts				$6,763	$3,228	$(2,778)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	169

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550%	Annual	09/14/2028	JPY	4,610,000	$146	$(168)	$(22)	$0	$(37)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		2,320,000	48	146	194	70	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		1,000,000	72	413	485	42	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		13,613,900	4,251	8,981	13,232	535	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		6,450,000	313	7,157	7,470	472	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	(2,548)	(3,547)	0	(219)
Pay	6-Month EUR-EURIBOR	1.580	Annual	05/24/2024	EUR	535,500	(4,326)	(9,161)	(13,487)	0	(135)
Pay(1)	6-Month EUR-EURIBOR	3.500	Annual	03/20/2026		34,600	49	(79)	(30)	13	0
Pay(1)	6-Month EUR-EURIBOR	3.250	Annual	03/20/2029		84,100	494	(655)	(161)	70	0
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		176,450	(2,432)	(2,919)	(5,351)	0	(252)
Receive(1)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		36,000	1,455	605	2,060	0	(114)
Pay	CAONREPO Index	4.000	Semi-Annual	06/21/2025	CAD	320,800	(4,082)	(698)	(4,780)	178	0
Pay	CAONREPO Index	4.750	Semi-Annual	07/14/2025		466,000	(278)	(1,663)	(1,941)	300	0
Pay	CAONREPO Index	3.750	Semi-Annual	09/20/2025		325,100	(5,306)	(333)	(5,639)	204	0

Total Swap Agreements							$(10,595)	$(922)	$(11,517)	$1,884	$(757)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,228	$1,884	$5,112	$0	$(2,778)	$(757)	$(3,535)

Cash of $24,244 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023		$71	AUD	110	$0	$0

BOA	10/2023	CAD	16,713		$12,279	0	(26)
	10/2023	DKK	1,899		278	9	0
	10/2023	EUR	556		587	0	(1)
	10/2023	GBP	261		324	5	0
	10/2023		$65	AUD	100	0	0
	10/2023		273	DKK	1,929	0	0
	11/2023	DKK	1,926		$273	0	0
	11/2023		$588	EUR	556	1	0

BPS	10/2023	CAD	3,879		$2,886	30	0
	10/2023	DKK	2,068		302	9	0
	10/2023	EUR	11,512		12,270	99	0
	10/2023	JPY	32,461		223	6	0
	10/2023	NZD	6,628		3,947	0	(25)
	10/2023		$1,315	CAD	1,788	1	0
	10/2023		43,632	EUR	41,124	0	(153)
	10/2023		582	NZD	976	3	0
	11/2023	EUR	37,347		$39,625	91	0
	11/2023		$682	EUR	643	0	(2)

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

CBK	11/2023		12,076	GBP	9,850	$0	$(56)
	12/2023	MXN	6		$0	0	0

DUB	10/2023	JPY	1,341,555		9,023	46	0
	10/2023		$86	AUD	133	0	(1)
	11/2023		9,023	JPY	1,335,192	0	(46)

GLM	10/2023		2	MXN	28	0	0
	12/2023	MXN	4,853		$280	5	0

JPM	10/2023		$288	DKK	2,037	1	0
	11/2023	DKK	2,034		$288	0	(1)
	11/2023	JPY	77,467		522	1	0

MBC	10/2023	CAD	18,962		14,042	82	0
	10/2023	EUR	31,792		34,373	761	0
	10/2023	GBP	50,955		64,102	1,932	0
	10/2023	JPY	45,112		310	8	0
	10/2023	NZD	742		443	0	(2)
	10/2023		$27,931	CAD	37,766	0	(127)
	10/2023		2,927	EUR	2,736	0	(34)
	10/2023		2,231	JPY	328,400	0	(33)
	11/2023	CAD	36,289		$26,848	119	0
	11/2023		$965	JPY	143,200	0	(2)

NGF	10/2023	JPY	4,908,763		$33,022	175	0
	11/2023		$33,022	JPY	4,885,515	0	(173)

RBC	10/2023		592	AUD	916	0	(3)
	10/2023		26,633	JPY	3,859,997	0	(803)

SCX	10/2023	NZD	698		$415	0	(4)
	11/2023	CHF	11,009		12,100	35	0

TOR	10/2023	JPY	816,675		5,477	12	0
	10/2023		$62,217	GBP	51,216	271	0
	10/2023		20,632	JPY	3,016,466	0	(447)
	11/2023	GBP	51,216		$62,228	0	(272)
	11/2023		$6,404	JPY	950,315	0	(15)

UAG	10/2023	AUD	179,573		$115,250	0	(207)
	10/2023		$114,700	AUD	178,315	172	(225)
	10/2023		4,214	NZD	7,092	36	0
	11/2023	NZD	7,092		$4,214	0	(36)
	11/2023		$115,371	AUD	179,573	200	0

Total Forward Foreign Currency Contracts						$4,110	$(2,694)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$15	$0	$0	$15	$(27)	$0	$0	$(27)	$(12)	$0	$(12)
BPS	239	0	0	239	(180)	0	0	(180)	59	0	59
CBK	0	0	0	0	(56)	0	0	(56)	(56)	0	(56)
DUB	46	0	0	46	(47)	0	0	(47)	(1)	0	(1)
GLM	5	0	0	5	0	0	0	0	5	0	5
JPM	2	0	0	2	(1)	0	0	(1)	1	0	1
MBC	2,902	0	0	2,902	(198)	0	0	(198)	2,704	(2,700)	4
NGF	175	0	0	175	(173)	0	0	(173)	2	0	2
RBC	0	0	0	0	(806)	0	0	(806)	(806)	596	(210)
SCX	35	0	0	35	(4)	0	0	(4)	31	0	31
TOR	283	0	0	283	(734)	0	0	(734)	(451)	351	(100)
UAG	408	0	0	408	(468)	0	0	(468)	(60)	174	114

Total Over the Counter	$4,110	$0	$0	$4,110	$(2,694)	$0	$0	$(2,694)

(g)

Securities with an aggregate market value of $1,122 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	171

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,228	$3,228
Swap Agreements	0	0	0	0	1,884	1,884

	$0	$0	$0	$0	$5,112	$5,112

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,110	$0	$4,110

	$0	$0	$0	$4,110	$5,112	$9,222

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,778	$2,778
Swap Agreements	0	0	0	0	757	757

	$0	$0	$0	$0	$3,535	$3,535

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,694	$0	$2,694

	$0	$0	$0	$2,694	$3,535	$6,229

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(1,953)	$(1,953)
Swap Agreements	0	0	0	0	(2,692)	(2,692)

	$0	$0	$0	$0	$(4,645)	$(4,645)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(12,193)	$0	$(12,193)

	$0	$0	$0	$(12,193)	$(4,645)	$(16,838)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$19,782	$19,782
Swap Agreements	0	0	0	0	(2,623)	(2,623)

	$0	$0	$0	$0	$17,159	$17,159

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,418	$0	$3,418

	$0	$0	$0	$3,418	$17,159	$20,577

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Canada
Sovereign Issues	$0	$6,486	$0	$6,486
United States
Asset-Backed Securities	0	3,662	34	3,696
Non-Agency Mortgage-Backed Securities	0	8,873	140	9,013
U.S. Government Agencies	0	1,001	0	1,001
Short-Term Instruments
Repurchase Agreements	0	732,682	0	732,682
U.S. Treasury Bills	0	4,529	0	4,529

	$0	$757,233	$174	$757,407

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90,328	$0	$0	$90,328

Total Investments	$90,328	$757,233	$174	$847,735

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$3,228	$1,884	$0	$5,112
Over the counter	0	4,110	0	4,110

	$3,228	$5,994	$0	$9,222

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,778)	(757)	0	(3,535)
Over the counter	0	(2,694)	0	(2,694)

	$(2,778)	$(3,451)	$0	$(6,229)

Total Financial Derivative Instruments	$450	$2,543	$0	$2,993

Totals	$90,778	$759,776	$174	$850,728

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	173

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.4%

CORPORATE BONDS & NOTES 31.7%

BANKING & FINANCE 21.3%

AerCap Ireland Capital DAC
1.150% due 10/29/2023		$7,780	$7,751
2.875% due 08/14/2024		31,656	30,756
4.875% due 01/16/2024		7,375	7,346

American Express Co.
6.061% (SOFRINDX + 0.720%) due 05/03/2024 ~		930	931

American Honda Finance Corp.
5.958% due 01/10/2025 •		41,700	41,733

American Tower Corp.
2.950% due 01/15/2025		9,945	9,562
5.000% due 02/15/2024		12,000	11,953

Athene Global Funding
6.043% (SOFRINDX + 0.700%) due 05/24/2024 ~		9,000	8,964

Banco Santander SA
3.892% due 05/24/2024		18,600	18,325
5.742% due 06/30/2024 •		20,000	19,965

Bank of America Corp.
0.976% due 04/22/2025 •		15,000	14,535
2.932% due 04/25/2025 •	CAD	5,900	4,274
3.093% due 10/01/2025 •		$11,000	10,640
3.458% due 03/15/2025 •		20,000	19,736

Bank of Nova Scotia
5.721% (SOFRRATE + 0.380%) due 07/31/2024 ~		1,540	1,537
5.745% (SOFRINDX + 0.445%) due 04/15/2024 ~		5,000	4,999

Banque Federative du Credit Mutuel SA
5.896% due 07/13/2026		7,700	7,661

Barclays PLC
1.007% due 12/10/2024 •		37,407	37,002
3.932% due 05/07/2025 •		14,850	14,626
4.375% due 01/12/2026		1,100	1,055

BNP Paribas SA
3.375% due 01/09/2025		3,195	3,085
3.800% due 01/10/2024		17,350	17,239
4.705% due 01/10/2025 •		30,224	30,076

BPCE SA
4.000% due 04/15/2024		17,763	17,562

Brighthouse Financial Global Funding
1.200% due 12/15/2023		430	426

Brookfield Finance, Inc.
4.000% due 04/01/2024		3,048	3,015

Cantor Fitzgerald LP
4.875% due 05/01/2024		19,934	19,649

Charles Schwab Corp.
6.394% (SOFRINDX + 1.050%) due 03/03/2027 ~		500	495

CNH Industrial Capital LLC
4.200% due 01/15/2024		2,810	2,795

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		4,100	3,593

Corebridge Global Funding
5.750% due 07/02/2026		8,000	7,908

Credit Suisse AG
3.625% due 09/09/2024		5,750	5,598
4.750% due 08/09/2024		10,205	10,062
5.731% (SOFRINDX + 0.390%) due 02/02/2024 ~		10,000	9,980

Danske Bank AS
1.621% due 09/11/2026 •		7,500	6,836
5.375% due 01/12/2024		19,569	19,492

DBS Group Holdings Ltd.
5.479% due 09/12/2025		17,300	17,342

Deutsche Bank AG
0.898% due 05/28/2024 (d)		19,124	18,460
0.962% due 11/08/2023		18,000	17,893
3.700% due 05/30/2024		15,054	14,761

Federation des Caisses Desjardins du Quebec
2.050% due 02/10/2025		1,600	1,515

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Five Corners Funding Trust
4.419% due 11/15/2023		$450	$449

GA Global Funding Trust
1.250% due 12/08/2023		12,230	12,110

General Motors Financial Co., Inc.
3.950% due 04/13/2024		4,110	4,056

Goldman Sachs Group, Inc.
3.625% due 02/20/2024		5,000	4,953
5.700% due 11/01/2024		9,900	9,866
5.808% (SOFRRATE + 0.490%) due 10/21/2024 ~		2,000	1,995
6.796% (TSFR3M + 1.432%) due 05/15/2026 ~		18,455	18,576
7.266% (TSFR3M + 1.862%) due 11/29/2023 ~		9,000	9,018

HSBC Holdings PLC
6.903% (TSFR3M + 1.492%) due 03/11/2025 ~		16,700	16,743
7.052% (TSFR3M + 1.642%) due 09/12/2026 ~		5,000	5,047

ING Groep NV
4.100% due 10/02/2023		21,297	21,297
6.533% (US0003M + 1.000%) due 10/02/2023 ~		9,975	9,975
6.985% (SOFRINDX + 1.640%) due 03/28/2026 ~		10,000	10,092

Jackson Financial, Inc.
1.125% due 11/22/2023		4,198	4,166

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		10,000	10,007

JPMorgan Chase & Co.
4.023% due 12/05/2024 •		4,967	4,945

Lloyds Banking Group PLC
3.900% due 11/23/2023	AUD	500	321
3.900% due 03/12/2024		$26,209	25,950

LSEGA Financing PLC
0.650% due 04/06/2024		1,800	1,751

Metropolitan Life Global Funding
0.400% due 01/07/2024		2,700	2,659

Mitsubishi HC Capital, Inc.
3.559% due 02/28/2024		600	593

Mitsubishi UFJ Financial Group, Inc.
0.953% due 07/19/2025 •		14,300	13,710
6.729% (SOFRRATE + 1.385%) due 09/12/2025 ~		7,500	7,557
6.956% (SOFRRATE + 1.650%) due 07/18/2025 ~		12,600	12,668

Morgan Stanley
0.790% due 05/30/2025 •		4,000	3,843
5.790% (SOFRRATE + 0.455%) due 01/25/2024 ~		41,185	41,181
5.808% (SOFRRATE + 0.466%) due 11/10/2023 ~		4,450	4,450
5.957% (SOFRRATE + 0.625%) due 01/24/2025 ~		1,000	998

MUFG Bank Ltd.
4.616% (BBSW3M + 0.480%) due 09/26/2024 ~	AUD	3,600	2,313
4.740% due 12/21/2023 •(d)		15,100	9,711

Nomura Holdings, Inc.
2.648% due 01/16/2025		$26,694	25,476

ORIX Corp.
3.250% due 12/04/2024		800	773
4.050% due 01/16/2024		12,500	12,422

Oversea-Chinese Banking Corp. Ltd.
4.469% (BBSW3M + 0.350%) due 03/18/2024 ~(d)	AUD	2,500	1,607

Protective Life Global Funding
0.781% due 07/05/2024		$8,000	7,690

Public Storage Operating Co.
5.932% (SOFRINDX + 0.600%) due 07/25/2025 ~		4,400	4,406

Royal Bank of Canada
5.782% (SOFRINDX + 0.450%) due 10/26/2023 ~		3,696	3,696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander U.K. Group Holdings PLC
1.089% due 03/15/2025 •		$7,000	$6,812
4.796% due 11/15/2024 •		5,000	4,991

Santander U.K. PLC
2.875% due 06/18/2024		3,500	3,422
4.000% due 03/13/2024		810	802

Societe Generale SA
2.226% due 01/21/2026 •		3,000	2,825
2.625% due 10/16/2024		8,000	7,691
3.875% due 03/28/2024		6,481	6,400
4.351% due 06/13/2025		1,100	1,069

Sumitomo Mitsui Financial Group, Inc.
5.537% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	16,800	10,827
6.163% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,331
6.711% (SOFRRATE + 1.430%) due 01/13/2026 ~		6,000	6,058

Sumitomo Mitsui Trust Bank Ltd.
0.800% due 09/16/2024		700	666
0.850% due 03/25/2024		36,100	35,247
2.550% due 03/10/2025		3,194	3,046
5.650% due 09/14/2026		4,892	4,874
5.784% (SOFRRATE + 0.440%) due 09/16/2024 ~		8,160	8,141

Swedbank AB
6.136% due 09/12/2026		14,400	14,349

Toronto-Dominion Bank
3.226% due 07/24/2024	CAD	200	145

UBS AG
4.635% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,269
5.127% (BBSW3M + 0.870%) due 07/30/2025 ~		15,200	9,746

UBS Group AG
5.711% due 01/12/2027 •		$1,500	1,481
6.921% (SOFRRATE + 1.580%) due 05/12/2026 ~		25,000	25,152

Wells Fargo & Co.
2.164% due 02/11/2026 •		12,800	12,088
2.509% due 10/27/2023 (d)	CAD	29,400	21,603
3.184% due 02/08/2024 (d)		8,500	6,202

Westpac Banking Corp.
5.104% (BBSW3M + 0.950%) due 11/16/2023 ~	AUD	10,000	6,435

Weyerhaeuser Co.
4.750% due 05/15/2026		$24,200	23,628

			1,073,503

INDUSTRIALS 7.6%

BAT Capital Corp.
3.222% due 08/15/2024		16,872	16,457

Baxter International, Inc.
0.868% due 12/01/2023		3,335	3,309

Bayer U.S. Finance LLC
3.375% due 07/15/2024		5,000	4,893
3.875% due 12/15/2023		700	697
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~		40,400	40,422

Boeing Co.
1.433% due 02/04/2024		19,997	19,681

Broadcom Corp.
3.625% due 01/15/2024		3,646	3,620

Charter Communications Operating LLC
4.908% due 07/23/2025		1,400	1,368
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		50,734	50,909

Conagra Brands, Inc.
4.300% due 05/01/2024		5,000	4,949

Daimler Truck Finance North America LLC
6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~		1,270	1,268

DR Horton, Inc.
1.300% due 10/15/2026		6,000	5,265

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enbridge, Inc.
0.550% due 10/04/2023		$1,850	$1,850

Energy Transfer LP
4.500% due 11/01/2023		700	699
4.500% due 04/15/2024		43,291	42,928
5.875% due 01/15/2024		2,955	2,953

GATX Corp.
4.350% due 02/15/2024		3,911	3,883

Gilead Sciences, Inc.
1.200% due 10/01/2027		2,000	1,702

Haleon U.S. Capital LLC
3.024% due 03/24/2024		8,000	7,885

HCA, Inc.
5.000% due 03/15/2024		37,032	36,848
5.375% due 02/01/2025		900	891

Humana, Inc.
1.350% due 02/03/2027		4,000	3,487

Imperial Brands Finance PLC
3.125% due 07/26/2024		5,300	5,166
3.500% due 07/26/2026		5,200	4,869
4.250% due 07/21/2025		5,500	5,300

Mercedes-Benz Finance North America LLC
0.750% due 03/01/2024		2,300	2,252

NXP BV
4.875% due 03/01/2024		16,586	16,505

Penske Truck Leasing Co. LP
3.450% due 07/01/2024		16,700	16,384

QatarEnergy
1.375% due 09/12/2026		3,900	3,484

SABIC Capital BV
4.000% due 10/10/2023		5,891	5,885

Siemens Financieringsmaatschappij NV
0.650% due 03/11/2024		9,700	9,488

Sydney Airport Finance Co. Pty. Ltd.
3.375% due 04/30/2025		17,623	16,922

TWDC Enterprises 18 Corp.
2.758% due 10/07/2024 (d)	CAD	6,500	4,651

VMware, Inc.
1.000% due 08/15/2024		$29,131	27,911

Woodside Finance Ltd.
3.700% due 09/15/2026		5,000	4,688

			379,469

UTILITIES 2.8%

American Electric Power Co., Inc.
2.031% due 03/15/2024		10,000	9,815

AT&T, Inc.
4.000% due 11/25/2025 (d)	CAD	10,000	7,085
6.852% (TSFR3M + 1.442%) due 06/12/2024 ~		$10,500	10,562

CenterPoint Energy, Inc.
5.991% (SOFRINDX + 0.650%) due 05/13/2024 ~		2,527	2,527

Chugoku Electric Power Co., Inc.
3.488% due 02/28/2024		1,900	1,879

Dominion Energy, Inc.
3.071% due 08/15/2024 þ		18,101	17,628

Enel Finance International NV
2.650% due 09/10/2024		16,543	16,009
4.250% due 06/15/2025		7,990	7,760

Israel Electric Corp. Ltd.
5.000% due 11/12/2024		3,000	2,963

Mississippi Power Co.
5.645% (SOFRRATE + 0.300%) due 06/28/2024 ~		14,400	14,340

NextEra Energy Capital Holdings, Inc.
5.741% (SOFRINDX + 0.400%) due 11/03/2023 ~		4,000	4,000
6.365% (SOFRINDX + 1.020%) due 03/21/2024 ~		33,500	33,514

Pacific Gas & Electric Co.
3.400% due 08/15/2024		1,200	1,172
3.750% due 02/15/2024		5,300	5,251
3.850% due 11/15/2023		5,300	5,285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
1.100% due 04/01/2024	$2,060	$2,012

		141,802

Total Corporate Bonds & Notes (Cost $1,613,331)		1,594,774

MUNICIPAL BONDS & NOTES 0.0%

PENNSYLVANIA 0.0%

Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006
5.743% (SOFR90A) due 10/25/2036 ~	574	570

Total Municipal Bonds & Notes (Cost $567)		570

U.S. GOVERNMENT AGENCIES 16.2%

Fannie Mae
1.250% due 05/25/2043	5,558	4,784
4.674% due 10/25/2044 •	23,850	23,056
4.708% due 01/25/2045 •	3,193	3,076
4.783% due 09/25/2045 •	3,385	3,294
4.809% due 05/25/2058 •	3,091	2,973
4.849% due 09/25/2049 •	1,127	1,085
4.890% due 07/25/2044 •	1,525	1,482
4.944% due 11/25/2044 •	3,055	2,979
4.973% due 09/25/2055 •	3,549	3,430
4.998% due 12/25/2046 •	1,431	1,388
5.008% due 05/25/2049 •	12,674	12,272
5.101% due 11/25/2047 •	6,197	5,970
5.110% due 11/25/2046 •	1,739	1,685
5.287% due 06/25/2048 •	7,075	6,875
5.392% due 03/25/2048 •	1,407	1,343
5.643% due 07/25/2046 •	16,215	15,771
5.729% due 01/25/2048 •	1,597	1,545
5.752% due 12/25/2048 •	9,850	9,538
5.829% due 09/25/2043 - 07/25/2050 •	13,696	13,131
5.879% due 07/25/2049 - 08/25/2049 •	22,340	21,532
5.929% due 12/25/2049 - 01/25/2050 •	8,575	8,298

Federal Home Loan Bank
5.300% due 12/06/2024	26,600	26,524
5.330% due 05/24/2024	52,900	52,799
5.350% due 05/17/2024	69,000	68,880
5.400% due 05/22/2024 - 05/30/2024	60,300	60,203
5.690% due 09/24/2024	57,500	57,452

Freddie Mac
1.000% due 02/25/2042 - 09/15/2044	49,030	40,306
1.500% due 12/15/2042	3,582	2,834
2.500% due 10/25/2048	2,118	1,816
2.745% due 01/25/2026	5,200	4,914
3.208% due 02/25/2026	5,200	4,963
4.204% due 12/15/2036 •	1,934	1,862
4.572% due 05/15/2041 •	2,473	2,379
4.699% due 06/15/2040 •	2,153	2,072
4.726% due 05/15/2038 •	2,563	2,460
4.777% due 12/15/2037 •	974	942
4.781% due 03/15/2037 •	20,568	19,792
4.786% due 02/15/2038 •	35,494	34,390
4.794% due 11/15/2042 •	1,138	1,121
4.850% due 07/15/2044 •	2,323	2,229
4.866% due 09/15/2038 •	2,081	2,038
4.908% due 09/15/2044 •	8,890	8,582
4.915% due 10/15/2037 - 01/15/2040 •	29,062	28,353
4.951% due 05/15/2038 •	1,794	1,745
4.961% due 01/15/2037 •	217	216
5.053% due 06/15/2038 •	10,901	10,666
5.131% due 08/15/2038 •	4,411	4,243
5.310% due 11/15/2024	2,600	2,593
5.360% due 11/22/2024	700	698
5.360% due 10/15/2037 •	7,228	7,030
5.375% due 04/24/2025	40,000	39,905
5.680% due 04/03/2025	46,000	45,945

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.730% due 04/03/2025		$46,000	$45,961
5.828% due 06/15/2035 - 12/15/2046 •		10,465	10,135
5.858% due 06/15/2036 •		762	749
5.878% due 09/15/2048 - 08/15/2049 •		4,238	4,080
5.880% due 08/08/2025		10,000	9,979

Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		3,593	3,085
4.000% due 07/20/2049 •		1,212	1,084
4.646% due 11/20/2067 •		864	865
4.961% due 04/20/2067 •		2,741	2,731
5.000% due 04/20/2037 •		829	802
5.283% due 06/20/2067 •		2,374	2,367
5.431% due 06/20/2067 •		604	603
5.659% due 09/20/2067 •		4,875	4,885
5.739% due 03/20/2037 •		962	941
5.844% due 02/20/2043 •		18,534	17,842
5.889% due 04/20/2049 •		5,269	5,103
5.902% due 06/20/2067 •		244	242
5.927% due 08/20/2062 ~		1,499	1,493
5.932% due 04/20/2061 •		461	459
6.132% due 04/20/2070 •		12,209	11,916
6.182% due 08/20/2067 •		1,412	1,404
6.525% due 07/20/2067 •		4,899	4,902

Total U.S. Government Agencies (Cost $840,095)			817,087

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%

280 Park Avenue Mortgage Trust
6.510% due 09/15/2034 •		15,000	14,601

Ashford Hospitality Trust
6.405% due 04/15/2035 •		4,945	4,860

Atrium Hotel Portfolio Trust
6.580% due 06/15/2035 •		5,000	4,905

Avon Finance
6.089% due 12/28/2049 •	GBP	25,000	30,351

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		$2,000	1,854

Beneria Cowen & Pritzer Collateral Funding Corp.
6.246% due 06/15/2038 •		5,000	4,440

Bruegel DAC
4.616% due 05/22/2031 •	EUR	10,104	10,081

BSREP Commercial Mortgage Trust
6.397% due 08/15/2038 •		$4,170	3,914

BX Commercial Mortgage Trust
6.176% due 10/15/2036 •		13,485	13,231

BX Trust
6.346% due 10/15/2036 •		37,600	36,716

Canada Square Funding PLC
6.419% due 12/17/2056 •	GBP	21,423	26,193

Classic RMBS Trust
1.433% due 11/15/2051	CAD	3,465	2,445

Commercial Mortgage Trust
3.373% due 10/10/2048		$763	745

Credit Suisse Commercial Mortgage Trust
6.414% due 06/15/2034 •		12,746	11,694

CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050		1,055	1,036

DBCG Mortgage Trust
8.500% due 06/15/2034 •		9,000	8,908

DROP Mortgage Trust
6.596% due 10/15/2043 •		25,400	23,732

Eurosail PLC
3.982% due 03/13/2045 •	EUR	127	134

Extended Stay America Trust
6.526% due 07/15/2038 •		$54,653	54,242

Fannie Mae
3.500% due 06/25/2048		4,829	4,412

Finsbury Square Green PLC
5.869% due 12/16/2067 •	GBP	2,611	3,162

Ginnie Mae
6.414% due 05/20/2073 •		$3,342	3,379

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	175

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
6.207% due 06/15/2038 •		$9,000	$8,785
6.246% due 04/15/2038 •		8,126	8,041

Lehman XS Trust
5.974% due 12/25/2035 •		349	308

MFA Trust
1.131% due 07/25/2060 ~		20,415	17,658
1.381% due 04/25/2065 ~		5,595	5,077

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		2,803	2,622

RESIMAC Bastille Trust
6.083% due 02/03/2053 •		13,947	13,847

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		1,065	986

Stratton Mortgage Funding PLC
6.059% due 07/20/2060 •	GBP	6,062	7,402

Taurus U.K. DAC
6.069% due 05/17/2031 •		15,784	18,758

Towd Point Mortgage Funding
6.568% due 05/20/2045 •		15,567	18,997

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$12,899	11,915
2.900% due 10/25/2059 ~		5,180	4,752
5.280% due 02/25/2057 •		561	564

UWM Mortgage Trust
5.000% due 12/25/2051 •		11,491	10,546

VASA Trust
6.347% due 07/15/2039 •		14,500	12,730

Verus Securitization Trust
1.262% due 10/25/2063 ~		255	229

Wells Fargo-RBS Commercial Mortgage Trust
6.007% due 08/15/2047 •		1,293	1,292

Total Non-Agency Mortgage-Backed Securities (Cost $438,284)			409,544

ASSET-BACKED SECURITIES 19.6%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		30,300	30,182

American Express Credit Account Master Trust
5.230% due 09/15/2028		3,100	3,097

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		7,837	7,835

Apidos CLO
6.500% due 07/17/2030 •		13,998	13,962

Ares CLO Ltd.
6.620% due 01/15/2032 •		2,300	2,294

Ares European CLO DAC
4.323% due 10/15/2030 •	EUR	21,108	22,118
4.443% due 10/15/2031 •		16,293	17,001

BA Credit Card Trust
0.340% due 05/15/2026		$48,000	47,492

Benefit Street Partners CLO Ltd.
6.600% due 01/17/2032 •		4,950	4,937

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •		9,537	9,511

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	1,114	1,169

Blackrock European CLO DAC
4.283% due 10/15/2031 •		33,400	34,726

BXMT Ltd.
6.847% due 11/15/2037 •		$20,600	19,868

Cairn CLO DAC
4.314% due 04/30/2031 •	EUR	23,826	24,884
4.443% due 10/15/2031 •		25,792	26,769

Carlyle Euro CLO DAC
4.411% due 08/15/2030 •		453	473
4.671% due 08/15/2032 •		5,500	5,684

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •		23,290	24,199

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		$9,955	9,913

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBAM Ltd.
6.708% due 10/20/2029 •		$10,160	$10,171

Commonbond Student Loan Trust
2.550% due 05/25/2041		195	180

Dell Equipment Finance Trust
0.530% due 12/22/2026		2,161	2,133

Discover Card Execution Note Trust
5.030% due 10/15/2027		15,000	14,886

Dryden Euro CLO DAC
4.323% due 04/15/2033 •	EUR	20,227	20,849
4.641% due 05/15/2034 •		17,300	17,979

Dryden Senior Loan Fund
6.550% due 04/15/2028 •		$6,494	6,496
6.590% due 04/15/2029 •		1,267	1,266

ECMC Group Student Loan Trust
6.179% due 02/27/2068 •		11,933	11,713

Enterprise Fleet Financing LLC
5.760% due 10/22/2029		5,869	5,854

Fifth Third Auto Trust
5.800% due 11/16/2026		9,900	9,895

Ford Auto Securitization Trust
5.211% due 06/15/2025	CAD	2,480	1,824

Ford Credit Auto Owner Trust
6.033% due 03/15/2026 •		$12,571	12,591

Gallatin CLO Ltd.
6.645% due 01/21/2028 •		2,732	2,735
6.660% due 07/15/2031 •		18,980	18,927

GMF Floorplan Owner Revolving Trust
0.690% due 10/15/2025		3,000	2,994

Golden Credit Card Trust
4.310% due 09/15/2027		22,000	21,463

GoldenTree Loan Management EUR CLO DAC
4.605% due 01/20/2032 •	EUR	4,700	4,879

GPMT Ltd.
6.788% due 12/15/2036 •		$3,200	3,103

Harvest CLO DAC
1.040% due 07/15/2031	EUR	250	244
4.423% due 07/15/2031 •		17,050	17,657

HERA Commercial Mortgage Ltd.
6.495% due 02/18/2038 •		$3,451	3,344

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		26,100	24,783
6.150% due 03/25/2030		5,000	4,995

Hyundai Auto Lease Securitization Trust
5.850% due 03/16/2026		17,100	17,098

Hyundai Auto Receivables Trust
6.093% due 11/17/2025 •		867	868

Jubilee CLO DAC
4.263% due 04/15/2030 •	EUR	9,900	10,328
4.273% due 04/15/2030 •		15,300	15,971
4.313% due 04/15/2031 •		7,400	7,681
4.645% due 12/15/2029 •		1,156	1,218

LCCM Trust
6.647% due 12/13/2038 •		$14,350	14,048

LCM LP
6.628% due 10/20/2027 •		43	43

LCM Ltd.
6.668% due 04/20/2031 •		10,850	10,801

LoanCore Issuer Ltd.
6.747% due 07/15/2036 •		1,400	1,376

Madison Park Funding Ltd.
6.437% due 04/22/2027 •		5,245	5,238

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •	EUR	2,414	2,537

Master Credit Card Trust
4.700% due 06/21/2027		$6,400	6,269

MF1 Ltd.
7.147% due 11/15/2035 •		13,656	13,620

MidOcean Credit CLO
6.661% due 01/29/2030 •		6,934	6,942

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		9,834	8,907
1.580% due 04/15/2070		9,120	7,707

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.690% due 05/15/2069		$4,954	$4,416
6.447% due 04/15/2069 •		4,010	3,965

Nelnet Student Loan Trust
6.129% due 09/27/2038 •		10,453	10,341
6.279% due 02/25/2066 •		6,721	6,636

OAK Hill European Credit Partners DAC
4.435% due 01/20/2032 •	EUR	3,420	3,570

Oak Hill European Credit Partners DAC
4.445% due 10/20/2031 •		18,394	19,157

Palmer Square European Loan Funding DAC
4.393% due 07/15/2031 •		7,032	7,338
4.443% due 04/15/2031 •		4,725	4,944

PFS Financing Corp.
5.520% due 10/15/2028		$8,000	7,945
6.463% due 08/15/2027 •		38,700	38,750

SLM Student Loan Trust
5.879% due 06/25/2043 •		14,898	14,683
5.916% due 10/25/2029 •		8,957	8,934
6.079% due 06/26/2028 •		8,334	8,119
6.079% due 12/27/2038 •		7,992	7,823

SMB Private Education Loan Trust
1.290% due 07/15/2053		9,307	8,286
2.340% due 09/15/2034		1,370	1,330
2.430% due 02/17/2032		1,599	1,549
2.700% due 05/15/2031		1,329	1,296
5.670% due 11/15/2052		6,700	6,609
6.547% due 07/15/2053 •		1,138	1,133

Sound Point CLO Ltd.
6.638% due 10/20/2028 •		1,784	1,786

Structured Asset Securities Corp. Mortgage Loan Trust
6.004% due 05/25/2035 •		541	540

Symphony CLO Ltd.
6.450% due 04/15/2028 •		1,063	1,065

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	4,550	4,729

Toyota Auto Receivables Owner Trust
6.022% due 01/15/2026 •		$18,113	18,134

Toyota Lease Owner Trust
5.730% due 04/20/2026		32,600	32,597

Trillium Credit Card Trust
6.174% due 08/28/2028 •		50,000	50,049

Venture CLO Ltd.
6.450% due 04/15/2027 •		3,369	3,367
6.630% due 07/15/2031 •		7,850	7,840
6.688% due 01/20/2029 •		10,905	10,901

VMC Finance LLC
6.545% due 06/16/2036 •		4,616	4,552

Volkswagen Auto Lease Trust
5.870% due 01/20/2026		22,800	22,801

Voya Euro CLO DAC
4.413% due 10/15/2030 •	EUR	1,322	1,382

Total Asset-Backed Securities (Cost $1,039,376)			984,294

SOVEREIGN ISSUES 1.2%

CPPIB Capital, Inc.
4.125% due 10/21/2024		$37,300	36,723
6.595% (SOFRRATE + 1.250%) due 03/11/2026 ~		15,500	15,826

Industrial Bank of Korea
2.125% due 10/23/2024		1,600	1,541

Israel Government International Bond
3.750% due 03/31/2024	ILS	9,200	2,404

Korea Development Bank
0.500% due 10/27/2023		$1,700	1,694

Total Sovereign Issues (Cost $58,901)			58,188

SHORT-TERM INSTRUMENTS 24.6%

COMMERCIAL PAPER 20.1%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023		5,450	5,447
5.550% due 10/04/2023		23,250	23,232

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameren Corp.
5.540% due 10/25/2023		$4,800	$4,781
5.550% due 10/10/2023		3,600	3,594
5.550% due 10/12/2023		7,100	7,086

American Electric Power Co., Inc.
5.570% due 10/16/2023		66,350	66,178

AT&T, Inc.
5.700% due 11/21/2023		9,500	9,423
5.700% due 03/19/2024		18,350	17,846

Bank of Nova Scotia
5.198% due 10/27/2023	CAD	22,200	16,279

Crown Castle, Inc.
6.000% due 11/02/2023		$7,800	7,757
6.020% due 10/17/2023		39,700	39,585
6.020% due 10/18/2023		3,700	3,689
6.050% due 10/03/2023		2,250	2,249
6.050% due 10/05/2023		2,000	1,998

Diageo Capital PLC
5.500% due 10/16/2023		14,800	14,762
5.550% due 11/07/2023		35,700	35,485

Discovery Communications LLC
5.970% due 10/16/2023 (a)		50,400	50,256

Dominion Resources, Inc.
5.550% due 10/05/2023		500	499
5.550% due 10/11/2023		19,550	19,515

Electricite de France SA
5.510% due 10/23/2023		50,400	50,210

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		4,400	4,398
5.560% due 10/03/2023		4,000	3,997

Enel Finance America LLC
5.550% due 10/18/2023		32,000	31,907

Energy Transfer LP
5.850% due 10/12/2023		6,650	6,636

Entergy Corp.
5.520% due 10/05/2023		17,150	17,135
5.530% due 10/02/2023		9,900	9,896

Equifax, Inc.
5.550% due 10/03/2023		7,800	7,795

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity National Information services, Inc.
5.520% due 10/11/2023	$40,350	$40,277
5.550% due 10/17/2023	10,000	9,973

Global Payments, Inc.
6.030% due 10/19/2023	32,200	32,091
6.030% due 10/25/2023	43,500	43,310

Haleon UK Capital PLC
5.550% due 10/27/2023 (a)	20,600	20,510
5.550% due 11/02/2023 (a)	10,000	9,947
5.550% due 11/03/2023 (a)	11,900	11,834
5.560% due 10/03/2023	10,200	10,194

Humana, Inc.
5.550% due 10/18/2023	14,050	14,008
5.550% due 10/19/2023	13,450	13,408
5.550% due 10/23/2023	5,000	4,981
5.580% due 10/16/2023	4,800	4,787
5.580% due 10/17/2023	9,600	9,573
5.580% due 10/25/2023	12,600	12,549

Intercontinental Exchange,Inc.
5.560% due 10/24/2023	16,300	16,236
5.560% due 10/26/2023	27,950	27,832

L3Harris Technologies, Inc.
5.650% due 10/02/2023	29,100	29,087

LSEGA Financing PLC
5.500% due 10/03/2023	28,150	28,133
5.500% due 10/05/2023	20,550	20,531

Marriott International, Inc.
5.540% due 10/11/2023	2,900	2,895
5.540% due 10/13/2023	34,400	34,325

Microchip Technology, Inc.
5.580% due 10/04/2023	10,500	10,492
5.600% due 10/11/2023	10,300	10,280

Oracle Corp.
5.520% due 10/26/2023	51,100	50,890

Penske Truck Leasing Co. LP
5.520% due 10/17/2023	30,850	30,764

Southern California Edison
5.500% due 10/05/2023	9,100	9,091
5.550% due 10/13/2023 (a)	16,900	16,863

VW Credit, Inc.
5.560% due 10/10/2023	6,200	6,190

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		$8,700	$8,696
6.050% due 10/03/2023		8,800	8,794
6.050% due 10/13/2023		2,000	1,995

			1,012,171

REPURCHASE AGREEMENTS (e) 0.6%
			28,998

SHORT-TERM NOTES 0.1%

DBS Bank Ltd.
4.692% (BBSW3M + 0.550%) due 11/22/2023 ~(d)	AUD	3,200	2,058

Kubota Credit Owner Trust
5.622% due 07/15/2024		$4,622	4,622

			6,680

JAPAN TREASURY BILLS 3.7%
(0.137)% due 10/23/2023 (b)(c)	JPY	27,800,000	186,049

U.S. TREASURY BILLS 0.1%
5.386% due 10/05/2023 - 12/21/2023 (b)(c)(h)		$2,266	2,258

Total Short-Term Instruments (Cost $1,246,934)			1,236,156

Total Investments in Securities (Cost $5,237,488)			5,100,613

Total Investments 101.4% (Cost $5,237,488)			$5,100,613

Financial Derivative Instruments (f)(g) 0.5% (Cost or Premiums, net $0)			25,048

Other Assets and Liabilities, net (1.9)%			(93,568)

Net Assets 100.0%			$5,032,093

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.	4.000%	11/25/2025	10/02/2020	$7,860	$7,085	0.14%
DBS Bank Ltd.	4.692	11/22/2023	02/06/2023	2,204	2,058	0.04
Deutsche Bank AG	0.898	05/28/2024	05/31/2023 - 06/26/2023	18,453	18,460	0.37
MUFG Bank Ltd.	4.740	12/21/2023	02/08/2023	10,481	9,711	0.20
Oversea-Chinese Banking Corp. Ltd.	4.469	03/18/2024	11/04/2021	1,851	1,607	0.03
TWDC Enterprises 18 Corp.	2.758	10/07/2024	09/28/2020 - 11/30/2020	5,050	4,651	0.09
Wells Fargo & Co.	2.509	10/27/2023	10/15/2020 - 03/29/2021	23,090	21,603	0.43
Wells Fargo & Co.	3.184	02/08/2024	08/30/2023	6,225	6,202	0.12

				$75,214	$71,377	1.42%

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	177

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.270%	09/29/2023	10/02/2023	$2,500	U.S. Treasury Bonds 1.750% due 08/15/2041	$(4,043)	$2,500	$2,501
BPS	5.360	09/29/2023	10/02/2023	22,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	(25,491)	22,000	22,010
FICC	2.600	09/29/2023	10/02/2023	817	U.S. Treasury Notes 0.250% due 08/31/2025	(833)	817	817
SSB	2.600	09/29/2023	10/02/2023	3,681	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(3,755)	3,681	3,682

Total Repurchase Agreements						$(34,122)	$28,998	$29,010

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$2,501	$0	$0	$2,501	$(4,043)	$(1,542)
BPS	22,010	0	0	22,010	(25,491)	(3,481)
FICC	817	0	0	817	(833)	(16)
SSB	3,682	0	0	3,682	(3,755)	(73)

Total Borrowings and Other Financing Transactions	$29,010	$0	$0

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(3,551) at a weighted average interest rate of 5.277%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	1,001	$(238,764)	$820	$0	$(63)
U.S. Treasury 2-Year Note December Futures	12/2023	121	(24,528)	61	0	(12)
U.S. Treasury 5-Year Note December Futures	12/2023	3,135	(330,302)	2,300	0	(490)
U.S. Treasury 10-Year Ultra December Futures	12/2023	292	(32,576)	866	0	(68)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	44	(5,222)	334	0	(17)

Total Futures Contracts				$4,381	$0	$(650)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(650)	$0	$(650)

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Cash of $7,847 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	CAD	58,620		$43,066	$0	$(175)
	11/2023		$2,533	ILS	9,223	0	(106)

BPS	10/2023	JPY	4,322		$30	1	0
	10/2023		$313,075	EUR	295,419	0	(566)
	11/2023	EUR	293,376		$311,272	541	0

CBK	10/2023		$2,697	GBP	2,178	0	(39)
	11/2023	ILS	9,052		$2,743	362	0
	11/2023		$12,639	AUD	19,628	18	(2)
	04/2024	ILS	9,223		$2,547	104	0

MBC	10/2023	CAD	22,200		16,451	70	0
	10/2023	EUR	295,419		319,378	6,869	0
	10/2023	GBP	87,882		110,134	2,866	0
	10/2023	JPY	5,981		41	1	0
	10/2023		$43,353	CAD	58,619	0	(112)
	11/2023	CAD	57,165		$42,293	107	0

MYI	11/2023		$7,909	AUD	12,266	0	0

RYL	02/2024	CAD	8,500		$6,301	19	0

SCX	11/2023	AUD	100,584		66,062	1,207	0

TOR	10/2023	JPY	27,832,109		201,433	14,534	0
	10/2023		$104,113	GBP	85,704	497	0
	10/2023		272	JPY	40,481	0	(1)
	11/2023	GBP	85,704		$104,131	0	(498)
	11/2023	JPY	40,287		272	1	0

Total Forward Foreign Currency Contracts						$27,197	$(1,499)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$0	$0	$0	$0	$(281)	$0	$0	$(281)	$(281)	$657	$376
BPS	542	0	0	542	(566)	0	0	(566)	(24)	0	(24)
CBK	484	0	0	484	(41)	0	0	(41)	443	(381)	62
MBC	9,913	0	0	9,913	(112)	0	0	(112)	9,801	(10,550)	(749)
RYL	19	0	0	19	0	0	0	0	19	0	19
SCX	1,207	0	0	1,207	0	0	0	0	1,207	(1,490)	(283)
TOR	15,032	0	0	15,032	(499)	0	0	(499)	14,533	(14,270)	263

Total Over the Counter	$27,197	$0	$0	$27,197	$(1,499)	$0	$0	$(1,499)

(h)

Securities with an aggregate market value of $657 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	179

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,197	$0	$27,197

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$650	$650

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,499	$0	$1,499

	$0	$0	$0	$1,499	$650	$2,149

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$11,783	$11,783
Swap Agreements	0	(227)	0	0	48	(179)

	$0	$(227)	$0	$0	$11,831	$11,604

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,379	$0	$27,379

	$0	$(227)	$0	$27,379	$11,831	$38,983

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16,897	$16,897
Swap Agreements	0	125	0	0	0	125

	$0	$125	$0	$0	$16,897	$17,022

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$19,377	$0	$19,377

	$0	$125	$0	$19,377	$16,897	$36,399

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,073,503	$0	$1,073,503
Industrials	0	379,469	0	379,469
Utilities	0	141,802	0	141,802
Municipal Bonds & Notes
Pennsylvania	0	570	0	570
U.S. Government Agencies	0	817,087	0	817,087
Non-Agency Mortgage-Backed Securities	0	409,544	0	409,544
Asset-Backed Securities	0	984,294	0	984,294
Sovereign Issues	0	58,188	0	58,188
Short-Term Instruments
Commercial Paper	0	1,012,171	0	1,012,171
Repurchase Agreements	0	28,998	0	28,998
Short-Term Notes	0	6,680	0	6,680
Japan Treasury Bills	0	186,049	0	186,049
U.S. Treasury Bills	0	2,258	0	2,258

Total Investments	$0	$5,100,613	$0	$5,100,613

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Over the counter	$0	$27,197	$0	$27,197

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(650)	0	(650)
Over the counter	0	(1,499)	0	(1,499)

	$0	$(2,149)	$0	$(2,149)

Total Financial Derivative Instruments	$0	$25,048	$0	$25,048

Totals	$0	$5,125,661	$0	$5,125,661

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	181

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 132.0%

CORPORATE BONDS & NOTES 11.3%

BANKING & FINANCE 7.7%

AerCap Ireland Capital DAC
1.150% due 10/29/2023	$18,000	$17,932

American Express Co.
5.571% (SOFRINDX + 0.230%) due 11/03/2023 ~	21,300	21,299
6.061% (SOFRINDX + 0.720%) due 05/03/2024 ~	1,040	1,041

American Honda Finance Corp.
5.958% due 01/10/2025 •	33,900	33,927

Asian Development Bank
5.580% (FEDL01 + 0.250%) due 05/28/2024 ~	20,000	20,016

Athene Global Funding
0.950% due 01/08/2024	1,977	1,949

Banco Santander SA
2.706% due 06/27/2024	58,080	56,599
5.742% due 06/30/2024 •	22,250	22,211
6.582% (SOFRRATE + 1.240%) due 05/24/2024 ~	1,000	1,005

Bank of America Corp.
6.062% due 10/24/2024 •	13,540	13,546

Bank of America NA
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~	21,700	21,734

Bank of Montreal
3.300% due 02/05/2024	2,000	1,981
5.694% (SOFRINDX + 0.350%) due 12/08/2023 ~	700	700

Bank of Nova Scotia
2.440% due 03/11/2024	2,000	1,970
5.721% (SOFRRATE + 0.380%) due 07/31/2024 ~	600	599

Banque Federative du Credit Mutuel SA
0.650% due 02/27/2024	4,800	4,699

Barclays PLC
1.007% due 12/10/2024 •	6,603	6,532
3.650% due 03/16/2025	6,000	5,779
3.932% due 05/07/2025 •	3,775	3,718

BNP Paribas SA
3.375% due 01/09/2025	25,400	24,522
3.800% due 01/10/2024	64,806	64,390

BPCE SA
4.000% due 04/15/2024	13,263	13,113

Canadian Imperial Bank of Commerce
5.744% (SOFRINDX + 0.400%) due 12/14/2023 ~	3,000	3,000

CNH Industrial Capital LLC
4.200% due 01/15/2024	6,520	6,484

Cooperatieve Rabobank UA
2.625% due 07/22/2024	4,000	3,895
5.593% due 01/12/2024 •	3,200	3,200

Credit Suisse AG
0.495% due 02/02/2024	800	785
3.625% due 09/09/2024	8,460	8,237
4.750% due 08/09/2024	14,425	14,223
5.731% (SOFRINDX + 0.390%) due 02/02/2024 ~	10,200	10,180

Crown Castle, Inc.
3.200% due 09/01/2024	29,724	28,975

Danske Bank AS
5.375% due 01/12/2024	25,657	25,556

DBS Group Holdings Ltd.
5.954% (SOFRRATE + 0.610%) due 09/12/2025 ~	73,700	73,670

Deutsche Bank AG
3.700% due 05/30/2024	16,000	15,678
5.842% due 11/08/2023 •	11,598	11,597

General Motors Financial Co., Inc.
5.100% due 01/17/2024	15,500	15,452
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~	31,710	31,736

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
1.217% due 12/06/2023		$32,846	$32,576
3.625% due 02/20/2024		14,000	13,869
4.000% due 03/03/2024		39,197	38,869
5.849% (SOFRRATE + 0.505%) due 09/10/2024 ~		15,500	15,465
7.266% (TSFR3M + 1.862%) due 11/29/2023 ~		6,806	6,820

ING Groep NV
3.550% due 04/09/2024		4,000	3,947
4.100% due 10/02/2023		41,986	41,986
6.533% (US0003M + 1.000%) due 10/02/2023 ~		2,790	2,790

International Bank for Reconstruction & Development
5.734% due 06/17/2024 •		250	250

Mitsubishi UFJ Financial Group, Inc.
2.801% due 07/18/2024		2,800	2,732

Mizuho Bank Ltd.
4.827% (BBSW3M + 0.530%) due 10/20/2023 ~	AUD	50,800	32,665

Morgan Stanley
0.790% due 05/30/2025 •		$11,639	11,182
5.790% (SOFRRATE + 0.455%) due 01/25/2024 ~		44,692	44,687
5.808% (SOFRRATE + 0.466%) due 11/10/2023 ~		77,064	77,065
5.957% (SOFRRATE + 0.625%) due 01/24/2025 ~		1,000	998

MUFG Bank Ltd.
4.740% due 12/21/2023 •(d)	AUD	52,400	33,698

Nationwide Building Society
0.550% due 01/22/2024		$3,000	2,951

NatWest Markets PLC
0.800% due 08/12/2024		4,498	4,301

New York Life Global Funding
5.678% (SOFRINDX + 0.360%) due 10/21/2023 ~		200	200

Pacific Life Global Funding
6.145% (SOFRRATE + 0.800%) due 12/06/2024 ~		20,100	20,006

Protective Life Global Funding
6.394% due 12/11/2024 •		8,600	8,637

Public Storage Operating Co.
5.790% (SOFRRATE + 0.470%) due 04/23/2024 ~		2,801	2,800
5.932% (SOFRINDX + 0.600%) due 07/25/2025 ~		6,200	6,208

Royal Bank of Canada
5.782% (SOFRINDX + 0.450%) due 10/26/2023 ~		5,900	5,900
6.190% (TSFR3M + 0.922%) due 10/05/2023 ~		1,616	1,616

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		4,000	3,993

Santander U.K. PLC
2.875% due 06/18/2024		7,789	7,616
4.000% due 03/13/2024		2,940	2,912

Societe Generale SA
3.875% due 03/28/2024		4,875	4,814

Sumitomo Mitsui Financial Group, Inc.
2.448% due 09/27/2024		20,292	19,605
2.696% due 07/16/2024		60,000	58,482
3.936% due 10/16/2023		6,200	6,196
6.372% (TSFR3M + 1.062%) due 10/16/2023 ~		707	707

Toyota Motor Credit Corp.
5.634% due 09/13/2024 •		418	417
5.830% due 08/22/2024 •		90,397	90,495
5.965% (SOFRRATE + 0.620%) due 03/22/2024 ~		1,000	1,001
5.995% (SOFRINDX + 0.650%) due 12/29/2023 ~		2,080	2,082
6.060% due 12/11/2023 •		43,400	43,442

Westpac Banking Corp.
6.435% (TSFR3M + 1.032%) due 02/26/2024 ~		475	476

			1,246,386

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 2.9%

Altria Group, Inc.
4.000% due 01/31/2024	$1,018	$1,010

Anheuser-Busch InBev Worldwide, Inc.
6.301% (TSFR3M + 1.002%) due 01/12/2024 ~	2,000	2,001

BAT Capital Corp.
2.789% due 09/06/2024	14,418	13,995
3.222% due 08/15/2024	58,757	57,311

Bayer U.S. Finance LLC
3.875% due 12/15/2023	44,622	44,438

Boeing Co.
1.433% due 02/04/2024	81,800	80,507

Charter Communications Operating LLC
4.500% due 02/01/2024	6,725	6,689

Conagra Brands, Inc.
4.300% due 05/01/2024	3,890	3,850

Daimler Truck Finance North America LLC
1.125% due 12/14/2023	5,700	5,644

DuPont de Nemours, Inc.
6.736% (TSFR3M + 1.372%) due 11/15/2023 ~	3,388	3,390

Enbridge, Inc.
0.550% due 10/04/2023	600	600

Energy Transfer LP
3.900% due 05/15/2024	9,290	9,168
4.250% due 04/01/2024	11,573	11,471
4.500% due 11/01/2023	3,000	2,996
4.900% due 02/01/2024	5,062	5,044

Fiserv, Inc.
2.750% due 07/01/2024	51,890	50,652
3.800% due 10/01/2023	3,055	3,055

Georgia-Pacific LLC
0.625% due 05/15/2024	8,355	8,089

HCA, Inc.
5.000% due 03/15/2024	22,038	21,928

Hyundai Capital America
0.800% due 01/08/2024	18,470	18,213

Keurig Dr Pepper, Inc.
3.130% due 12/15/2023	7,500	7,456

Kinder Morgan Energy Partners LP
4.300% due 05/01/2024	5,000	4,952

McCormick & Co., Inc.
3.150% due 08/15/2024	14,000	13,685

NetApp, Inc.
3.300% due 09/29/2024	4,580	4,455

NTT Finance Corp.
0.583% due 03/01/2024	1,200	1,174

Penske Truck Leasing Co. LP
3.450% due 07/01/2024	7,502	7,360

Phillips 66 Co.
0.900% due 02/15/2024	3,800	3,729

Reckitt Benckiser Treasury Services PLC
2.750% due 06/26/2024	800	782

Schlumberger Investment SA
3.650% due 12/01/2023	800	797

Tyson Foods, Inc.
3.950% due 08/15/2024	30,314	29,809

VMware, Inc.
1.000% due 08/15/2024	4,031	3,862

Volkswagen Group of America Finance LLC
0.875% due 11/22/2023	27,824	27,638
4.250% due 11/13/2023	2,799	2,793
6.294% (SOFRRATE + 0.950%) due 06/07/2024 ~	6,300	6,309

		464,852

UTILITIES 0.7%

Consolidated Edison, Inc.
0.650% due 12/01/2023	9,759	9,677

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dominion Energy, Inc.
3.071% due 08/15/2024 þ	$6,400	$6,233

Florida Power & Light Co.
5.673% (SOFRINDX + 0.380%) due 01/12/2024 ~	5,275	5,274

NextEra Energy Capital Holdings, Inc.
2.940% due 03/21/2024	2,410	2,376
5.741% (SOFRINDX + 0.400%) due 11/03/2023 ~	48,552	48,551
6.365% (SOFRINDX + 1.020%) due 03/21/2024 ~	16,144	16,151

Pacific Gas & Electric Co.
1.700% due 11/15/2023	5,000	4,972
3.850% due 11/15/2023	18,429	18,379

Southern California Edison Co.
0.975% due 08/01/2024	1,634	1,569
1.100% due 04/01/2024	5,577	5,448

		118,630

Total Corporate Bonds & Notes (Cost $1,837,961)		1,829,868

U.S. GOVERNMENT AGENCIES 6.2%

Federal Home Loan Bank
5.300% due 05/17/2024	51,500	51,401
5.330% due 05/24/2024	39,000	38,926
5.350% due 05/17/2024	10,000	9,991
5.360% due 05/10/2024	23,000	22,973
5.370% due 05/03/2024 -05/20/2024 •	49,100	49,095
5.370% due 05/21/2024	16,000	15,973
5.400% due 05/30/2024	65,000	64,890
5.420% due 03/06/2024 -05/30/2024	173,700	173,526
5.470% due 06/18/2024	40,000	39,938
5.640% due 09/16/2024	60,000	59,938
5.660% due 08/26/2024 -09/20/2024	300,900	300,367
5.690% due 09/24/2024	44,000	43,963
5.720% due 09/27/2024	131,000	130,922

Total U.S. Government Agencies (Cost $1,003,182)		1,001,903

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
1.625% due 10/31/2023	7,300	7,278
2.250% due 01/31/2024	7,300	7,224

Total U.S. Treasury Obligations (Cost $14,518)		14,502

ASSET-BACKED SECURITIES 0.9%

Carmax Auto Owner Trust
5.508% due 05/15/2024	3,974	3,973

Dell Equipment Finance Trust
5.643% due 06/24/2024	8,651	8,651

DLLAD LLC
5.014% due 02/20/2024	12	13

Ent Auto Receivables Trust
5.756% due 10/15/2024	5,265	5,267

Ford Credit Auto Lease Trust
5.688% due 10/15/2024	39,000	39,011

Ford Credit Auto Owner Trust
5.517% due 07/15/2024	7,842	7,842

GM Financial Automobile Leasing Trust
5.452% due 05/20/2024	1,353	1,353

HPEFS Equipment Trust
5.758% due 10/18/2024	3,500	3,501

Nissan Auto Lease Trust
0.520% due 08/15/2024	593	592

Nissan Auto Receivables Owner Trust
5.424% due 05/15/2024	5,822	5,821

Toyota Lease Owner Trust
5.658% due 09/20/2024	19,000	19,005

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Volkswagen Auto Lease Trust
5.633% due 09/20/2024		$30,000	$30,005

Volkswagen Auto Loan Enhanced Trust
5.498% due 06/20/2024		19,427	19,424

Total Asset-Backed Securities (Cost $144,433)			144,458

SOVEREIGN ISSUES 0.5%

CPPIB Capital, Inc.
6.508% (SOFRINDX + 1.250%) due 04/04/2025 ~		54,650	55,389

Swedish Export Credit Corp.
6.342% due 02/23/2024 •		23,000	23,073

Total Sovereign Issues (Cost $78,465)			78,462

SHORT-TERM INSTRUMENTS 113.0%

COMMERCIAL PAPER 14.8%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023		750	750
5.550% due 10/04/2023		3,100	3,098
5.550% due 10/19/2023		2,200	2,193
5.550% due 10/30/2023 (a)		20,550	20,450

Ameren Corp.
5.550% due 10/10/2023		6,100	6,090
5.550% due 10/12/2023		12,500	12,475

American Electric Power Co., Inc.
5.510% due 10/04/2023		18,150	18,136
5.520% due 10/18/2023		15,800	15,754

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	129,500	94,890
5.220% due 10/04/2023		170,400	125,365
5.229% due 10/17/2023		9,000	6,609
5.229% due 11/10/2023		80,000	58,543

Canadian Imperial Bank of Commerce
5.229% due 11/07/2023		188,600	138,087

Conagra Brands, Inc.
5.750% due 10/11/2023		$19,750	19,712

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		55,100	54,958
5.520% due 10/30/2023		54,500	54,241

Crown Castle, Inc.
6.000% due 10/31/2023		1,200	1,194

Diageo Capital PLC
5.500% due 10/16/2023		22,450	22,392
5.500% due 10/23/2023		24,400	24,310
5.550% due 11/07/2023		14,850	14,761

Discovery Communications LLC
5.970% due 10/16/2023 (a)		5,200	5,185

Dominion Resources, Inc.
5.540% due 10/24/2023		9,650	9,613
5.540% due 10/31/2023		20,150	20,052
5.550% due 10/17/2023		8,150	8,128
5.550% due 10/26/2023		7,800	7,768

Electricite de France SA
5.510% due 10/23/2023		32,500	32,377
5.510% due 10/27/2023		60,500	60,233

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		6,550	6,547
5.560% due 10/03/2023		6,000	5,996
5.560% due 10/20/2023		49,050	48,888

Enel Finance America LLC
5.550% due 10/18/2023		1,100	1,097
5.550% due 10/27/2023		10,900	10,853
5.550% due 10/31/2023		10,500	10,448

Entergy Corp.
5.500% due 10/03/2023		6,500	6,496
5.500% due 10/04/2023		12,050	12,041
5.530% due 10/27/2023		10,250	10,206

Fidelity National Information services, Inc.
5.530% due 10/12/2023		13,750	13,723
5.550% due 10/16/2023		18,400	18,352
5.550% due 10/17/2023		53,450	53,304
5.550% due 10/19/2023		22,600	22,531

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Payments, Inc.
6.030% due 10/19/2023		$71,700	$71,458
6.030% due 10/25/2023		32,600	32,458
6.030% due 10/26/2023		9,250	9,208

Haleon UK Capital PLC
5.550% due 10/11/2023		2,400	2,396
5.550% due 10/27/2023 (a)		9,150	9,110
5.550% due 11/02/2023 (a)		4,300	4,277
5.550% due 11/03/2023 (a)		5,400	5,370

Humana, Inc.
5.530% due 10/02/2023		6,750	6,747
5.550% due 10/18/2023		1,125	1,122
5.550% due 10/19/2023		1,125	1,121
5.580% due 10/16/2023		12,350	12,317
5.580% due 10/17/2023		24,900	24,830
5.580% due 10/23/2023		3,250	3,238
5.580% due 10/26/2023		4,900	4,879

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		29,850	29,832

L3Harris Technologies, Inc.
5.620% due 10/10/2023		27,500	27,454
5.650% due 10/02/2023		2,800	2,799

LSEGA Financing PLC
5.500% due 10/04/2023		22,700	22,683
5.500% due 10/05/2023		7,650	7,643
5.510% due 10/26/2023		30,550	30,422
5.520% due 10/16/2023		3,900	3,890
5.520% due 10/18/2023		4,250	4,238
5.520% due 10/20/2023		25,050	24,969

Marriott International, Inc.
5.540% due 10/13/2023		700	698
5.540% due 10/20/2023		17,950	17,891

Microchip Technology, Inc.
5.600% due 10/30/2023		40,100	39,904
5.600% due 11/07/2023		34,900	34,685

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023		11,300	11,292
5.520% due 10/17/2023		25,000	24,931
5.520% due 10/18/2023		24,550	24,479
5.520% due 10/19/2023		11,500	11,465

Oracle Corp.
5.500% due 10/23/2023		39,450	39,307
5.510% due 10/23/2023		75,650	75,375
5.510% due 10/27/2023		35,850	35,697
5.530% due 10/30/2023 (a)		21,950	21,846
5.530% due 11/08/2023		27,700	27,530

Penske Truck Leasing Co. LP
5.500% due 10/02/2023		7,100	7,097
5.510% due 10/04/2023		11,950	11,941
5.520% due 10/12/2023		15,550	15,519

Royal Bank of Canada
5.118% due 10/10/2023	CAD	13,900	10,218
5.130% due 10/16/2023		117,000	85,930
5.221% due 10/10/2023		77,000	56,601

RTX Corp.
5.480% due 10/04/2023		$70,700	70,647
5.490% due 10/02/2023		23,300	23,289
5.500% due 10/02/2023		21,850	21,840
5.500% due 10/04/2023		19,555	19,540

Sempra Energy
5.530% due 10/17/2023		14,150	14,111
5.530% due 10/18/2023		13,450	13,411
5.530% due 10/19/2023		6,900	6,879
5.530% due 10/23/2023		24,750	24,659

Southern California Edison
5.550% due 10/02/2023		4,150	4,148
5.550% due 10/04/2023		750	749
5.550% due 10/13/2023 (a)		35,800	35,721

Thomson Reuters Corp.
5.520% due 10/25/2023		21,150	21,065

Toronto-Dominion Bank
5.104% due 10/16/2023	CAD	137,000	100,624
5.105% due 10/10/2023		13,900	10,218
5.113% due 10/13/2023		29,000	21,309
5.129% due 10/04/2023		1,400	1,030
5.130% due 10/04/2023		19,600	14,420
5.149% due 10/03/2023		15,100	11,111

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	183

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VW Credit, Inc.
5.560% due 10/10/2023	$8,250	$8,236
5.570% due 10/17/2023	2,350	2,344

		2,378,064

REPURCHASE AGREEMENTS (e) 73.4%
		11,827,409

SHORT-TERM NOTES 1.6%

Carmax Auto Owner Trust
5.631% due 07/15/2024	18,851	18,853

Federal Home Loan Bank
5.340% due 12/11/2023 •	68,200	68,207
5.360% due 03/26/2024 •	137,000	137,114

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fifth Third Auto Trust
5.618% due 08/15/2024		$19,631	$19,636

LAD Auto Receivables Trust
5.632% due 08/15/2024		4,308	4,308

M&T Equipment Notes
5.742% due 08/15/2024		11,274	11,276

Verdant Receivables LLC
5.822% due 08/12/2024		3,579	3,579

			262,973

JAPAN TREASURY BILLS 22.8%
(0.179)% due 10/02/2023 - 01/09/2024 (a)(b)(c)	JPY	548,240,000	3,669,879

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.4%
5.368% due 10/03/2023 - 12/07/2023 (a)(b)(c)	$60,310	60,223

Total Short-Term Instruments (Cost $18,281,925)		18,198,548

Total Investments in Securities (Cost $21,360,484)		21,267,741

Total Investments 132.0% (Cost $21,360,484)		$21,267,741

Financial Derivative Instruments (f) 0.5% (Cost or Premiums, net $0)		80,135

Other Assets and Liabilities, net (32.5)%		(5,230,833)

Net Assets 100.0%		$16,117,043

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MUFG Bank Ltd.	4.740%	12/21/2023	02/06/2023 - 02/08/2023	$ 36,240	$33,698	0.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	5.370%	10/29/2023	10/03/2023	$3,000,000	U.S. Treasury Notes 3.750% due 06/30/2030	$(2,544,942)	$3,000,000	$3,000,000
					U.S. Treasury Bonds 4.750% due 02/15/2041	(508,019)
	5.380	09/29/2023	10/02/2023	3,000,000	U.S. Treasury Bonds 4.750% due 02/15/2041	(512,412)	3,000,000	3,001,345
					U.S. Treasury Notes 3.750% due 06/30/2030	(2,560,205)
BOS	5.330	09/29/2023	10/02/2023	191,700	U.S. Treasury Bonds 3.250% due 05/15/2042	(194,782)	191,700	191,785
	5.340	10/02/2023	10/03/2023	139,000	U.S. Treasury Notes 0.500% due 03/31/2025	(141,516)	139,000	139,000
	5.360	09/29/2023	10/02/2023	1,427,300	U.S. Treasury Bills 0.000% due 03/28/2024	(557,417)	1,427,300	1,427,938
					U.S. Treasury Bonds 4.000% due 11/15/2042	(3,664)
					U.S. Treasury Notes 1.750% due 12/31/2024	(894,879)
	5.370	10/02/2023	10/03/2023	53,000	U.S. Treasury Bonds 2.375% due 11/15/2049	(54,320)	53,000	53,000
BPS	5.310	10/02/2023	10/03/2023	87,000	U.S. Treasury Inflation Protected Securities 0.875% due 01/15/2029	(88,838)	87,000	87,000
	5.330	09/29/2023	10/02/2023	111,600	U.S. Treasury Notes 0.375% due 11/30/2025	(114,013)	111,600	111,650
	5.330	10/02/2023	10/03/2023	490,900	U.S. Treasury Notes 0.875% due 01/31/2024	(501,014)	490,900	490,900
	5.360	09/29/2023	10/02/2023	11,000	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	(11,177)	11,000	11,005
	5.370	09/29/2023	10/02/2023	18,800	Ginnie Mae 5.500% due 10/20/2052	(19,823)	18,800	18,808
	5.370	10/02/2023	10/03/2023	11,600	U.S. Treasury Notes 2.250% due 04/30/2024	(11,841)	11,600	11,600
BRC	5.320	10/02/2023	10/03/2023	50,000	U.S. Treasury Notes 1.875% due 02/28/2027	(51,039)	50,000	50,000
	5.340	09/29/2023	10/02/2023	124,400	Ginnie Mae 5.500% due 06/20/2053	(131,517)	124,400	124,455
	5.370	10/02/2023	10/03/2023	192,600	U.S. Treasury Bonds 1.750% due 08/15/2041	(196,578)	192,600	192,600

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	5.340%	10/02/2023	10/03/2023	$1,000	U.S. Treasury Bonds 1.250% due 05/15/2050	$(1,027)	$1,000	$1,000
	5.370	09/29/2023	10/02/2023	2,000	U.S. Treasury Inflation Protected Securities 0.250% due 02/15/2050	(2,048)	2,000	2,001
	5.370	10/02/2023	10/03/2023	70,100	U.S. Treasury Inflation Protected Securities 0.125% due 10/15/2024	(71,850)	70,100	70,100
FICC	5.310	09/29/2023	10/02/2023	49,000	U.S. Treasury Bonds 3.000% due 02/15/2048	(49,980)	49,000	49,022
JPS	5.360	09/29/2023	10/02/2023	14,700	U.S. Treasury Bonds 1.250% due 05/15/2050	(14,984)	14,700	14,707
	5.370	10/02/2023	10/03/2023	147,500	U.S. Treasury Bonds 2.375% due 05/15/2051	(51,419)	147,500	147,500
					U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(99,175)
MBC	5.370	09/29/2023	10/02/2023	569,200	U.S. Treasury Bonds 3.875% due 02/15/2043	(304,158)	569,200	569,455
					U.S. Treasury Notes 2.250% - 3.625% due 04/30/2024 - 05/31/2028	(153,305)
					U.S. Treasury STRIPS 0.000% due 05/15/2049 - 05/15/2050	(131,462)
	5.370	09/28/2023	10/05/2023	500,000	U.S. Treasury Bonds 3.375% due 11/15/2048	(44,393)	500,000	500,298
					U.S. Treasury Inflation Protected Securities 0.125% - 1.250% due 01/15/2025 - 02/15/2051	(261,065)
					U.S. Treasury Notes 1.500% - 3.500% due 01/31/2027 - 02/15/2032	(213,862)
NXN	5.340	09/29/2023	10/02/2023	178,000	U.S. Treasury Bonds 1.375% due 11/15/2040	(181,227)	178,000	178,079
RCY	5.360	09/29/2023	10/02/2023	300,000	U.S. Treasury Notes 2.625% due 04/15/2025	(306,212)	300,000	300,134
SAL	5.270	09/29/2023	10/02/2023	200	U.S. Treasury Notes 0.750% due 03/31/2026	(204)	200	200
	5.300	09/29/2023	10/02/2023	935,300	U.S. Treasury Notes 0.750% due 04/30/2026	(956,345)	935,300	935,713
	5.310	10/02/2023	10/03/2023	1,500	U.S. Treasury Note/Bond 0.375% due 01/31/2026	0	1,500	1,500
					U.S. Treasury Notes 0.375% due 01/31/2026	(1,530)
	5.340	10/02/2023	10/03/2023	27,000	U.S. Treasury Notes 0.375% due 01/31/2026	(27,524)	27,000	27,000
	5.360	09/29/2023	10/02/2023	116,900	U.S. Treasury Notes 0.250% due 10/31/2025	(119,259)	116,900	116,952
SCX	5.370	10/02/2023	10/03/2023	2,000	U.S. Treasury Bonds 2.375% due 05/15/2051	(2,043)	2,000	2,000
SSB	2.600	09/29/2023	10/02/2023	4,109	U.S. Treasury Notes 1.875% due 06/30/2026(2)	(4,191)	4,109	4,110

Total Repurchase Agreements						$(12,095,259)	$11,827,409	$11,830,857

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BCY	$6,001,345	$0	$0	$6,001,345	$(6,125,578)	$(124,233)
BOS	1,811,723	0	0	1,811,723	(1,846,578)	(34,855)
BPS	730,963	0	0	730,963	(746,706)	(15,743)
BRC	367,055	0	0	367,055	(379,134)	(12,079)
DEU	73,101	0	0	73,101	(74,925)	(1,824)
FICC	49,022	0	0	49,022	(49,980)	(958)
JPS	162,207	0	0	162,207	(165,578)	(3,371)
MBC	1,069,753	0	0	1,069,753	(1,102,745)	(32,992)
NXN	178,079	0	0	178,079	(181,227)	(3,148)
RCY	300,134	0	0	300,134	(306,212)	(6,078)
SAL	1,081,365	0	0	1,081,365	(1,104,862)	(23,497)
SCX	2,000	0	0	2,000	(2,043)	(43)
SSB	4,110	0	0	4,110	(4,191)	(81)

Total Borrowings and Other Financing Transactions	$11,830,857	$0	$0

Cash of $5,500 has been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	185

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	CAD	1,400		$1,024	$0	$(9)
	12/2023	JPY	48,749,000		336,591	6,369	0

BPS	10/2023	CAD	292,000		215,992	558	0
	10/2023	JPY	10,775,287		74,128	1,999	0
	10/2023		$434,686	JPY	62,554,533	0	(15,953)
	11/2023	AUD	110,384		$71,735	562	0

BRC	10/2023	JPY	73,560,000		516,491	23,831	0
	11/2023		109,740,000		765,310	25,069	0
	12/2023		179,981,000		1,247,632	30,528	0
	01/2024		120,000,000		816,807	290	0

CBK	10/2023	CAD	274,293		206,348	4,064	(58)
	11/2023		$10,979	AUD	17,059	20	0

DUB	10/2023	CAD	15,100		$11,253	114	0

GLM	11/2023		129,500		95,998	434	0
	12/2023	KRW	310,306		235	5	0

MBC	10/2023	JPY	47,409,012		326,273	8,922	0
	10/2023		$1,593	GBP	1,266	0	(47)

NGF	01/2024	JPY	91,000		$619	0	(1)

RBC	10/2023		$434,448	JPY	62,554,533	0	(15,715)
	11/2023	CAD	268,600		$199,799	1,567	0
	12/2023	JPY	66,826		463	11	0

RYL	11/2023		21,132		148	5	0

SCX	10/2023		$434,644	JPY	62,554,533	0	(15,911)

TOR	10/2023	CAD	19,600		$14,389	0	(69)
	10/2023	GBP	1,266		1,538	0	(7)
	10/2023	JPY	133,897,077		917,593	21,301	0
	11/2023		$1,538	GBP	1,266	7	0
	11/2023		4,795	JPY	711,463	0	(9)

UAG	10/2023	JPY	11,759,668		$80,976	2,258	0

Total Forward Foreign Currency Contracts						$127,914	$(47,779)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$6,369	$0	$0	$6,369	$(9)	$0	$0	$(9)	$6,360	$(6,030)	$330
BPS	3,119	0	0	3,119	(15,953)	0	0	(15,953)	(12,834)	13,300	466
BRC	79,718	0	0	79,718	0	0	0	0	79,718	(77,990)	1,728
CBK	4,084	0	0	4,084	(58)	0	0	(58)	4,026	(3,321)	705
DUB	114	0	0	114	0	0	0	0	114	(1,880)	(1,766)
GLM	439	0	0	439	0	0	0	0	439	0	439
MBC	8,922	0	0	8,922	(47)	0	0	(47)	8,875	(8,700)	175
NGF	0	0	0	0	(1)	0	0	(1)	(1)	0	(1)
RBC	1,578	0	0	1,578	(15,715)	0	0	(15,715)	(14,137)	14,640	503
RYL	5	0	0	5	0	0	0	0	5	0	5
SCX	0	0	0	0	(15,911)	0	0	(15,911)	(15,911)	15,690	(221)
TOR	21,308	0	0	21,308	(85)	0	0	(85)	21,223	(21,600)	(377)
UAG	2,258	0	0	2,258	0	0	0	0	2,258	(2,310)	(52)

Total Over the Counter	$127,914	$0	$0	$127,914	$(47,779)	$0	$0	$(47,779)

Cash of $44,720 has been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information..

186	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$127,914	$0	$127,914

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47,779	$0	$47,779

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$211,928	$0	$211,928

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$83,338	$0	$83,338

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,246,386	$0	$1,246,386
Industrials	0	464,852	0	464,852
Utilities	0	118,630	0	118,630
U.S. Government Agencies	0	1,001,903	0	1,001,903
U.S. Treasury Obligations	0	14,502	0	14,502
Asset-Backed Securities	0	144,458	0	144,458
Sovereign Issues	0	78,462	0	78,462
Short-Term Instruments
Commercial Paper	0	2,378,064	0	2,378,064
Repurchase Agreements	0	11,827,409	0	11,827,409
Short-Term Notes	0	262,973	0	262,973
Japan Treasury Bills	0	3,669,879	0	3,669,879
U.S. Treasury Bills	0	60,223	0	60,223

Total Investments	$0	$21,267,741	$0	$21,267,741

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Over the counter	$0	$127,914	$0	$127,914

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(47,779)	$0	$(47,779)

Total Financial Derivative Instruments	$0	$80,135	$0	$80,135

Totals	$0	$21,347,876	$0	$21,347,876

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	187

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

PIMCO International Portfolio, PIMCO Short Asset Portfolio, and PIMCO Short-Term Floating NAV Portfolio III each have organized a wholly-owned subsidiary organized under the laws of the state of Delaware, each a “Subsidiary”. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding each Subsidiary.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates

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September 30, 2023	(Unaudited)

on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

Distribution Frequency

Portfolio Name	Declared	Distributed

PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly

PIMCO Short Asset Portfolio	Daily	Monthly

PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly

PIMCO ABS and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO EM Bond and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO High Yield and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Investment Grade Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Long Duration Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Low Duration Portfolio	Quarterly	Quarterly

PIMCO Moderate Duration Portfolio	Quarterly	Quarterly

PIMCO Mortgage and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Municipal Portfolio	Quarterly	Quarterly

PIMCO Real Return Portfolio	Quarterly	Quarterly

PIMCO Short-Term Portfolio	Quarterly	Quarterly

PIMCO U.S. Government and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO International Portfolio	Quarterly	Quarterly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once each year. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Portfolios, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued.

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Notes to Financial Statements	(Cont.)

ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Portfolios’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Portfolios’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing portfolio naming conventions. In general, the current rule requires portfolios with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of portfolio names that would require the portfolio to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a portfolio’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for portfolio groups with net assets of $1 billion or more (and a 30-month compliance period for portfolio groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Portfolio’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that a Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not

190	PRIVATE ACCOUNT PORTFOLIO SERIES

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reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by a Portfolio or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

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Notes to Financial Statements	(Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments; and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Portfolio’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

Under certain circumstances, the per share NAV of a class of a Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

192	PRIVATE ACCOUNT PORTFOLIO SERIES

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Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-debt debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

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Notes to Financial Statements	(Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the PIMCO’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at

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www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO ABS and Short-Term Investments Portfolio	$200,572	$1,118,276	$(1,190,700)	$71	$(35)	$128,184	$6,276	$0

PIMCO EM Bond and Short-Term Investments Portfolio	12,887	321	(1,000)	(9)	7	12,206	319	0

PIMCO High Yield and Short-Term Investments Portfolio	13,304	50,288	(53,400)	4	(2)	10,194	289	0

PIMCO Investment Grade Credit Bond Portfolio	282,246	503,727	(409,700)	(38)	(15)	376,220	9,627	0

PIMCO Long Duration Credit Bond Portfolio	285,554	5,064,394	(5,342,300)	260	0	7,908	3,093	0

PIMCO Mortgage and Short-Term Investments Portfolio	15,645	332,254	(288,300)	(7)	(11)	59,581	554	0

PIMCO Municipal Portfolio	7,018	21,653	(23,000)	4	(3)	5,672	153	0

PIMCO Real Return Portfolio	4,622	56,175	(55,800)	(7)	0	4,990	74	0

PIMCO Short-Term Portfolio	13,470	73,112	(77,800)	8	(1)	8,789	312	0

PIMCO U.S. Government and Short-Term Investments Portfolio	19,851	512,540	(528,700)	11	(3)	3,699	339	0

PIMCO International Portfolio	99,231	2,406	(11,300)	(159)	150	90,328	2,407	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended September 30, 2023 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income	Shares Held at 09/30/2023

Xfit Brands, Inc.	$41	$0	$0	$0	$60	$101	$0	$68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a

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portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral

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securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of September 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the

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characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities  (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants  are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to the Portfolio.

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(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it may not own. A Portfolio may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where a Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Portfolios of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Portfolios did not participate in the Interfund Lending Program.

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Notes to Financial Statements	(Cont.)

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with

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premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Inflation-Capped Options may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Portfolio from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, the Portfolios will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements,

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Notes to Financial Statements	(Cont.)

that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the

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index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Portfolio’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions of portfolio shares.

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Notes to Financial Statements	(Cont.)

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower- yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally- cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Portfolio may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to

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disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Portfolio’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

California State-Specific Risk  is the risk that by concentrating its investments in California Municipal Bonds, a Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk  is the risk that by concentrating its investments in New York Municipal Bonds, a Portfolio may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk  is the risk that a Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Subsidiary Risk  is the risk that, by investing in a Portfolio’s subsidiary, the Portfolio is indirectly exposed to the risks associated with the subsidiary’s investments. Portfolio subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Portfolio.

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Notes to Financial Statements	(Cont.)

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Portfolio rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Portfolio, or on certain instruments in which a Portfolio invests, which can be difficult to ascertain and could result in losses to a Portfolio.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruption Risk  A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Portfolio has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Portfolio and its shareholders may suffer losses as a result of a cyber security breach related to a Portfolio, its service providers, trading counterparties or the issuers in which a Portfolio invests.

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September 30, 2023	(Unaudited)

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. Portability of exposure reduces risk to the Portfolios. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions

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Notes to Financial Statements	(Cont.)

under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Investment Advisory Fees and Supervisory and Administrative Fees for Each Portfolio are charged at an annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to Each Portfolio):

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee

PIMCO ABS and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO EM Bond and Short-Term Investments Portfolio	0.02%		0.10%

PIMCO High Yield and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO Investment Grade Credit Bond Portfolio	0.02%		0.03%

PIMCO Long Duration Credit Bond Portfolio	0.02%		0.03%

PIMCO Low Duration Portfolio	0.02%		0.03%

PIMCO Moderate Duration Portfolio	0.02%		0.03%

PIMCO Mortgage and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO Municipal Portfolio	0.02%		0.03%

PIMCO Real Return Portfolio	0.02%		0.03%

PIMCO Short-Term Portfolio	0.02%		0.03%

PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%

PIMCO U.S. Government and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO International Portfolio	0.02%		0.10%

PIMCO Short Asset Portfolio	0.00%	(1)	0.00%

PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolios are responsible for the following expenses: (i) salaries and other compensation of any of the Portfolio’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Portfolio, and any counsel retained exclusively for their benefit (except the PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolios, and any other expenses which are capitalized in accordance with generally accepted accounting principles (except the

208	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses.

The Portfolio pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the

Portfolios’ Supervisory and Administrative Fee, or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.00049%, the “Expense Limit”. The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. Pursuant to the Expense Limitation Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Portfolio of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO as of September 30, 2023, were as follows (amounts in thousands†):

	Expiring within

Portfolio Name	12 months	13-24 months	25-36 months	Total

PIMCO ABS and Short-Term Investments Portfolio	$0	$0	$28	$28

PIMCO EM Bond and Short-Term Investments Portfolio	0	2	3	5

PIMCO High Yield and Short-Term Investments Portfolio	1	3	1	5

PIMCO Investment Grade Credit Bond Portfolio	0	0	17	17

PIMCO Long Duration Credit Bond Portfolio	0	22	162	184

PIMCO Low Duration Portfolio	0	0	8	8

PIMCO Moderate Duration Portfolio	0	0	18	18

PIMCO Mortgage and Short-Term Investments Portfolio	0	8	8	16

PIMCO Municipal Portfolio	0	1	1	2

PIMCO Real Return Portfolio	1	0	1	2

PIMCO Short-Term Portfolio	2	2	1	5

PIMCO Short-Term Floating NAV Portfolio II	0	0	41	41

PIMCO U.S. Government and Short-Term Investments Portfolio	0	6	10	16

PIMCO International Portfolio	0	3	3	6

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(e) Distributor  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each

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Notes to Financial Statements	(Cont.)

Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Portfolio. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO ABS and Short-Term Investments Portfolio	$18,110,559	$16,646,047	$435,410	$51,434

PIMCO EM Bond and Short-Term Investments Portfolio	0	0	20,155	15,049

PIMCO High Yield and Short-Term Investments Portfolio	0	0	33,034	35,854

PIMCO Investment Grade Credit Bond Portfolio	1,770,980	1,649,955	412,037	429,698

PIMCO Long Duration Credit Bond Portfolio	17,667,936	14,459,981	1,884,888	1,676,981

PIMCO Low Duration Portfolio	1,133,826	1,162,440	183,025	135,453

PIMCO Moderate Duration Portfolio	9,203,953	8,994,547	253,560	150,229

PIMCO Mortgage and Short-Term Investments Portfolio	30,822,500	30,367,668	69,772	9,786

PIMCO Municipal Portfolio	0	0	31,825	19,578

PIMCO Real Return Portfolio	226,608	35,874	0	0

PIMCO Short-Term Portfolio	1,241,578	1,233,916	19,907	2,860

PIMCO Short-Term Floating NAV Portfolio II	875,700	0	590,149	716,225

PIMCO U.S. Government and Short-Term Investments Portfolio	106,607	97,486	69,815	0

PIMCO International Portfolio	0	0	0	1,461

PIMCO Short Asset Portfolio	323,898	190,067	713,240	682,245

PIMCO Short-Term Floating NAV Portfolio III	839,100	0	643,544	393,689

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO ABS and Short-Term Investments Portfolio				PIMCO EM Bond and Short-Term Investments Portfolio

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	41,496	$480,886	105,601	$1,248,423	2,140	$18,552	5,539	$47,934
Issued as reinvestment of distributions	7,612	87,759	15,689	180,835	1,075	9,282	2,712	23,128
Cost of shares redeemed	(26,111)	(302,238)	(154,971)	(1,817,642)	(2,609)	(22,636)	(12,490)	(107,801)

Net increase (decrease) resulting from Portfolio share transactions	22,997	$266,407	(33,681)	$(388,384)	606	$5,198	(4,239)	$(36,739)

	PIMCO High Yield and Short-Term Investments Portfolio				PIMCO Investment Grade Credit Bond Portfolio

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	734	$5,063	5,431	$40,471	73,938	$641,383	102,582	$887,818
Issued as reinvestment of distributions	649	4,434	2,532	17,790	5,703	49,179	13,294	113,790
Cost of shares redeemed	(2,826)	(19,501)	(49,474)	(354,358)	(64,946)	(562,933)	(264,527)	(2,283,682)

Net increase (decrease) resulting from Portfolio share transactions	(1,443)	$(10,004)	(41,511)	$(296,097)	14,695	$127,629	(148,651)	$(1,282,074)

210	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

	PIMCO Long Duration Credit Bond Portfolio				PIMCO Low Duration Portfolio

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	438,915	$4,097,724	1,092,161	$10,789,366	14,918	$140,506	52,103	$499,133
Issued as reinvestment of distributions	45,522	419,026	152,437	1,444,318	3,502	33,002	6,109	57,505
Cost of shares redeemed	(414,813)	(3,853,008)	(1,084,847)	(10,581,360)	(26,196)	(248,067)	(32,040)	(304,306)

Net increase (decrease) resulting from Portfolio share transactions	69,624	$663,742	159,751	$1,652,324	(7,776)	$(74,559)	26,172	$252,332

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage and Short-Term Investments Portfolio

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	30,798	$274,767	13,602	$125,353	6,950	$55,436	41,961	$339,958
Issued as reinvestment of distributions	5,300	47,002	9,638	85,906	2,723	21,478	7,442	61,310
Cost of shares redeemed	(26,629)	(238,024)	(41,481)	(376,160)	(7,469)	(58,523)	(27,514)	(232,658)

Net increase (decrease) resulting from Portfolio share transactions	9,469	$83,745	(18,241)	$(164,901)	2,204	$18,391	21,889	$168,610

	PIMCO Municipal Portfolio				PIMCO Real Return Portfolio

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares~	Amount
Receipts for shares sold	771	$4,651	1,930	$11,921	10,353	$127,492	12,560	$166,666
Issued as reinvestment of distributions	229	1,366	656	3,947	392	4,680	522	7,157
Cost of shares redeemed	(831)	(4,949)	(5,281)	(32,104)	(863)	(10,252)	(4,178)	(62,688)

Net increase (decrease) resulting from Portfolio share transactions	169	$1,068	(2,695)	$(16,236)	9,882	$121,920	8,904	$111,135

	PIMCO Short-Term Portfolio				PIMCO Short-Term Floating NAV Portfolio II

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	0	$0	359	$3,130	2,456,671	$24,588,769	6,017,631	$60,202,662
Issued as reinvestment of distributions	419	3,688	922	8,161	29,444	294,715	34,195	342,139
Cost of shares redeemed	(2,403)	(21,225)	(14,664)	(130,106)	(2,920,429)	(29,230,807)	(6,261,913)	(62,646,418)

Net increase (decrease) resulting from Portfolio share transactions	(1,984)	$(17,537)	(13,383)	$(118,815)	(434,314)	$(4,347,323)	(210,087)	$(2,101,617)

	PIMCO U.S. Government and Short-Term Investments Portfolio				PIMCO International Portfolio

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	61,101	$412,914	46,929	$330,840	4,567	$26,744	14,953	$87,612
Issued as reinvestment of distributions	2,567	16,087	6,006	39,178	0	0	2,053	12,004
Cost of shares redeemed	(11,945)	(74,550)	(66,792)	(444,054)	(4,381)	(25,688)	(22,124)	(127,007)

Net increase (decrease) resulting from Portfolio share transactions	51,723	$354,451	(13,857)	$(74,036)	186	$1,056	(5,118)	$(27,391)

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Notes to Financial Statements	(Cont.)

	PIMCO Short Asset Portfolio				PIMCO Short-Term Floating NAV Portfolio III

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	30,163	$291,259	85,682	$839,293	6,705,607	$65,198,384	12,133,200	$117,867,061
Issued as reinvestment of distributions	12,793	123,387	24,563	237,042	29,029	282,236	24,168	234,835
Cost of shares redeemed	(4,463)	(43,097)	(178,897)	(1,752,456)	(6,255,470)	(60,822,528)	(12,197,359)	(118,477,927)

Net increase (decrease) resulting from Portfolio share transactions	38,493	$371,549	(68,652)	$(676,121)	479,166	$4,658,092	(39,991)	$(376,031)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.

At a meeting held on February 7, 2023, the Board was notified of a reverse share split for PIMCO Real Return Portfolio (the “Portfolio”), pursuant to which shareholders received one share in exchange for every three shares of the Portfolio.

The reverse share split was effective March 24, 2023. While the reverse share split reduced the number of outstanding shares of the Portfolio, it proportionately increased the NAV per share of the Portfolio such that the aggregate market value of the Portfolio’s shares remained the same. The reverse share split does not alter the rights or total value of a shareholder’s investment in the Portfolio, nor are they a taxable event for Portfolio investors.

The Shares of Beneficial Interest and Financial Highlights prior to March 24, 2023 for the Portfolio has been adjusted to reflect the reverse share split.

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Portfolio along with their respective percent ownership, if any, as of September 30, 2023. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO EM Bond and Short-Term Investments Portfolio	1	0	15%	0%

PIMCO High Yield and Short-Term Investments Portfolio	1	0	11%	0%

PIMCO Investment Grade Credit Bond Portfolio	1	0	11%	0%

PIMCO Mortgage and Short-Term Investments Portfolio	1	0	15%	0%

PIMCO Municipal Portfolio	1	0	16%	0%

PIMCO Real Return Portfolio	1	0	16%	0%

PIMCO Short-Term Portfolio	2	0	21%	0%

PIMCO U.S. Government and Short-Term Investments Portfolio	1	0	16%	0%

PIMCO International Portfolio	1	0	17%	0%

PIMCO Short Asset Portfolio	0	3	0%	72%

PIMCO Short-Term Floating NAV Portfolio III	0	1	0%	69%

14. BASIS FOR CONSOLIDATION

PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (each a “Consolidated Portfolio”) in order to effect certain investments for the Consolidated Portfolio consistent with each Consolidated Portfolio’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Portfolio and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Portfolio and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Portfolio will remain the

212	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Portfolio.

Portfolio name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Portfolio Net Assets†
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	21.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	3.8%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	17.8%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of September 30, 2023, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	213

Notes to Financial Statements	(Cont.)	September 30, 2023	(Unaudited)

As of their last fiscal year ended March 31, 2023, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO ABS and Short-Term Investments Portfolio	$178,032	$22,243

PIMCO EM Bond and Short-Term Investments Portfolio	11,637	13,120

PIMCO High Yield and Short-Term Investments Portfolio	0	0

PIMCO Investment Grade Credit Bond Portfolio	61,261	124,246

PIMCO Long Duration Credit Bond Portfolio	391,639	177,471

PIMCO Low Duration Portfolio	51,371	13,871

PIMCO Moderate Duration Portfolio	204,237	66,986

PIMCO Mortgage and Short-Term Investments Portfolio	184,810	62,209

PIMCO Municipal Portfolio	1,019	2,647

PIMCO Real Return Portfolio*	16,352	20,905

PIMCO Short-Term Portfolio	16,785	77,918

PIMCO Short-Term Floating NAV Portfolio II	1,788	52

PIMCO U.S. Government and Short-Term Investments Portfolio	148,745	213,476

PIMCO International Portfolio	55,250	28,725

PIMCO Short Asset Portfolio	80,574	97,144

PIMCO Short-Term Floating NAV Portfolio III	6,004	26,826

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO ABS and Short-Term Investments Portfolio	$7,022,237	$326,788	$(525,639)	$(198,851)

PIMCO EM Bond and Short-Term Investments Portfolio	595,593	10,956	(59,777)	(48,821)

PIMCO High Yield and Short-Term Investments Portfolio	189,264	4,480	(48,238)	(43,758)

PIMCO Investment Grade Credit Bond Portfolio	3,922,404	9,409	(302,243)	(292,834)

PIMCO Long Duration Credit Bond Portfolio	38,059,938	314,700	(7,105,098)	(6,790,398)

PIMCO Low Duration Portfolio	2,207,616	5,377	(59,958)	(54,581)

PIMCO Moderate Duration Portfolio	4,798,606	2,604	(229,267)	(226,663)

PIMCO Mortgage and Short-Term Investments Portfolio	4,646,055	86,433	(290,646)	(204,213)

PIMCO Municipal Portfolio	124,290	407	(10,728)	(10,321)

PIMCO Real Return Portfolio	483,217	240	(33,675)	(33,435)

PIMCO Short-Term Portfolio	367,642	31,350	(29,852)	1,498

PIMCO Short-Term Floating NAV Portfolio II	9,105,844	475	(4,261)	(3,786)

PIMCO U.S. Government and Short-Term Investments Portfolio	2,463,697	42,551	(722,966)	(680,415)

PIMCO International Portfolio	845,332	28,268	(29,203)	(935)

PIMCO Short Asset Portfolio	5,237,489	33,799	(140,596)	(106,797)

PIMCO Short-Term Floating NAV Portfolio III	21,360,484	128,632	(141,240)	(12,608)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

214	PRIVATE ACCOUNT PORTFOLIO SERIES

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BCY	Barclays Capital, Inc.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BOA	Bank of America N.A.	GRE	NatWest Markets Securities, Inc.	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada

BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC

BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.

CDI	Natixis Singapore	MBC	HSBC Bank Plc	STR	State Street FICC Repo

CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC

DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

FBF	Credit Suisse International

Currency Abbreviations:

ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar

AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol

BRL	Brazilian Real	IDR	Indonesian Rupiah	SGD	Singapore Dollar

CAD	Canadian Dollar	ILS	Israeli Shekel	THB	Thai Baht

CHF	Swiss Franc	INR	Indian Rupee	TWD	Taiwanese Dollar

CLP	Chilean Peso	JPY	Japanese Yen	USD (or $)	United States Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	ZAR	South African Rand

DKK	Danish Krone	MXN	Mexican Peso

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

BADLARPP	Argentina Badlar Floating Rate Notes	CPTFEMU	Eurozone HICP ex-Tobacco Index	PRIME	Daily US Prime Rate

BBSW3M	3 Month Bank Bill Swap Rate	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate

CAONREPO	Canadian Overnight Repo Rate Average	EUR001M	1 Month EUR Swap Rate	SOFR90A	90-day Secured Overnight Financing Rate Average

CDX.EM	Credit Derivatives Index - Emerging Markets	FEDL01	Federal funds effective rate	SOFRINDX	Secured Overnight Financing Rate Index

CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR3M	Term SOFR 3-Month

CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR

CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

BAM	Build America Mutual Assurance	NPFGC	National Public Finance Guarantee Corp.	CR	Custodial Receipts

Other Abbreviations:

ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind

AID	Agency International Development	CLO	Collateralized Loan Obligation	RMBS	Residential Mortgage-Backed Security

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BBSW	Bank Bill Swap Reference Rate	OIS	Overnight Index Swap

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	215

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements. With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Advisory Contract and Supervision and Administration Agreement.

(b) Review Process: In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023 and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s

216	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by Research Affiliates under the Sub-Advisory Agreement has benefited, and will likely continue to benefit, the Portfolios and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain short- and long-term periods. With respect to Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. PIMCO reported to the Board regarding actions that PIMCO has taken to attempt to improve performance and PIMCO’s plans to monitor performance going forward.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	217

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only separate account or other clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, are eligible to invest in the Portfolios. The Board also noted that only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund and PAPS All Asset: Multi-RAE PLUS Fund . In addition, the Board noted that only the PIMCO All Asset All Authority Fund is eligible to invest in the PAPS All Authority: Multi-RAE PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short

Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO in accordance with Rule 12d1-4 under the Investment Company Act of 1940. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. The Board considered the existence of any economies of scale and found that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the

218	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for discretionary investment management services it provides to separate account clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates under the Sub-Advisory Agreements on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	219

Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO ABS and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.1308	$0.0000	$0.0000	$0.1308

September 2023	$0.1030	$0.0000	$0.0000	$0.1030

PIMCO EM Bond and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0712	$0.0000	$0.0000	$0.0712

September 2023	$0.1218	$0.0000	$0.0000	$0.1218

PIMCO High Yield and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.1045	$0.0000	$0.0000	$0.1045

September 2023	$0.0862	$0.0000	$0.0000	$0.0862

PIMCO Investment Grade Credit Bond Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0498	$0.0000	$0.0000	$0.0498

September 2023	$0.0770	$0.0000	$0.0000	$0.0770

PIMCO Long Duration Credit Bond Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0804	$0.0000	$0.0000	$0.0804

September 2023	$0.0718	$0.0000	$0.0000	$0.0718

PIMCO Low Duration Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0664	$0.0000	$0.0000	$0.0664

September 2023	$0.0799	$0.0000	$0.0000	$0.0799

PIMCO Moderate Duration Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0570	$0.0000	$0.0000	$0.0570

September 2023	$0.0743	$0.0000	$0.0000	$0.0743

PIMCO Mortgage and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0601	$0.0000	$0.0000	$0.0601

September 2023	$0.0711	$0.0000	$0.0000	$0.0711

PIMCO Municipal Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0272	$0.0000	$0.0000	$0.0272

September 2023	$0.0484	$0.0000	$0.0000	$0.0484

220	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

PIMCO Real Return Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.1101	$0.0000	$0.0000	$0.1101

September 2023	$0.1521	$0.0000	$0.0000	$0.1521

PIMCO Short-Term Floating NAV Portfolio II	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0353	$0.0000	$0.0021	$0.0374

May 2023	$0.0434	$0.0000	$0.0000	$0.0434

June 2023	$0.0440	$0.0000	$0.0017	$0.0457

July 2023	$0.0415	$0.0000	$0.0000	$0.0415

August 2023	$0.0459	$0.0000	$0.0000	$0.0459

September 2023	$0.0464	$0.0000	$0.0000	$0.0464

PIMCO U.S. Government and Short-Term Investments Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0235	$0.0000	$0.0000	$0.0235

September 2023	$0.0359	$0.0000	$0.0000	$0.0359

PIMCO International Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO Short Asset Portfolio	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0353	$0.0000	$0.0000	$0.0353

May 2023	$0.0410	$0.0000	$0.0000	$0.0410

June 2023	$0.0428	$0.0000	$0.0014	$0.0443

July 2023	$0.0370	$0.0000	$0.0031	$0.0401

August 2023	$0.0408	$0.0000	$0.0030	$0.0438

September 2023	$0.0446	$0.0000	$0.0000	$0.0446

PIMCO Short-Term Floating NAV Portfolio III	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0370	$0.0000	$0.0000	$0.0370

May 2023	$0.0361	$0.0000	$0.0064	$0.0425

June 2023	$0.0342	$0.0000	$0.0108	$0.0450

July 2023	$0.0331	$0.0000	$0.0079	$0.0410

August 2023	$0.0369	$0.0000	$0.0081	$0.0449

September 2023	$0.0457	$0.0000	$0.0000	$0.0457

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a Portfolio distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	221

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

PAPS4001SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Private Account Portfolio Series

PIMCO All Asset: Multi-RAE PLUS Fund

PIMCO All Authority: Multi-RAE PLUS Fund

PIMCO All Asset: Multi-Real Fund

(1)	Consolidated Schedule of Investments

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the period ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PRIVATE ACCOUNT PORTFOLIO SERIES

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO All Asset: Multi-RAE PLUS Fund, PIMCO All Asset: Multi-Real Fund and PIMCO All Authority: Multi-RAE PLUS Fund (each a “Fund” and collectively, the “Funds”).

Shares of the PIMCO All Asset: Multi-Real Fund and PIMCO All Asset: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and the PIMCO All Asset Portfolio, a series of PIMCO Variable Insurance Trust. Shares of the PIMCO All Authority: Multi-RAE PLUS Fund may be purchased only by the PIMCO All Asset All Authority Fund, a series of PIMCO Funds. The PIMCO All Asset: Multi-Real Fund may invest directly or indirectly (through investment in a wholly-owed subsidiary) in commodity-linked derivative instruments which may subject the Fund to greater volatility that investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by overall market movements, and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, and international economic, political or regulatory developments.

We believe that bond funds have an important role to play in a well diversified investment fund. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s Offering Memorandum and in the Principal and Other Risks in the Notes to the Financial Statements.

Classifications of the Funds’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s offering memorandum, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries, has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”). Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Diversification Status
PIMCO All Asset: Multi-Real Fund	09/22/20	Non-diversified
PIMCO All Authority: Multi-RAE PLUS Fund	08/23/22	Non-diversified
PIMCO All Asset: Multi-RAE PLUS Fund	10/06/20	Non-diversified

4	PRIVATE ACCOUNT PORTFOLIO SERIES

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s Offering Memorandum, the Trust’s Offering Memorandum Supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent Offering Memorandum or use a new Offering Memorandum or Offering Memorandum Supplement with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current Offering Memorandum or Offering Memorandum Supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available upon request by calling PIMCO at (888) 87-PIMCO.

Daily updates on the net asset value of a Fund may be obtained by calling (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Portfolio, investors can inform the Portfolio by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Portfolio or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO All Asset: Multi-RAE PLUS Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	34.7%

Asset-Backed Securities	29.3%

U.S. Government Agencies	17.9%

Non-Agency Mortgage-Backed Securities	7.2%

Corporate Bonds & Notes	5.4%

U.S. Treasury Obligations	5.0%

Other	0.5%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	Fund Inception (10/06/20)
PIMCO All Asset: Multi-RAE PLUS Fund	2.85%	23.02%	6.07%
MSCI All Country World Value Index	1.17%	16.98%	9.23%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO All Asset: Multi-RAE PLUS Fund seeks total return, consistent with prudent investment management, under normal circumstances, by obtaining long exposures to a portfolio of stocks and complementing these equity exposures with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). In addition to long equity exposures, the Fund may also obtain short exposure to equity markets, but will not normally seek to obtain a net short equity exposure. In managing the Fund’s equity exposures, PIMCO utilizes an approach that is designed to have flexibility with respect to different equity markets, segments and issuers, such as global regions and countries, sectors and market capitalizations. The Fund may principally use derivatives instruments (such as, but not limited to, forwards, futures contracts, swap agreements or options) or other similar investments to obtain its equity exposures. The Fund’s sub-adviser, Research Affiliates, will determine the target mix of long and short equity exposures for the Fund. In doing so, Research Affiliates considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund’s portfolio managers. Fund strategies may change from time to time. Please refer to the Fund’s current offering memorandum for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to U.S. large cap equities contributed to performance, as the value of these securities increased.

»	Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities generally increased.

»	Long exposure to U.S. small cap equities contributed to performance, as the value of these securities generally increased.

»	Long exposure to emerging market equities contributed to performance, as the value of these securities generally increased.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Short exposure to eurozone duration contributed to performance, as interest rates rose.

»	Long exposure to U.S. duration detracted from performance, as U.S. Treasury yields rose.

»	Securitized credit spread exposure, particularly through non-agency residential mortgage-backed securities, contributed to performance, as spreads tightened.

»	Investment grade corporate credit spread exposure contributed to performance, as spreads tightened.

»	There are no other material detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO All Authority: Multi-RAE PLUS Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	27.2%

Asset-Backed Securities	25.3%

Short-Term Instruments	21.7%

Non-Agency Mortgage-Backed Securities	14.1%

U.S. Treasury Obligations	6.1%

Corporate Bonds & Notes	5.0%

Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	Fund Inception (08/23/22)
PIMCO All Authority: Multi-RAE PLUS Fund	0.70%	17.57%	2.60%
MSCI All Country World Value Index	1.17%	16.98%	3.43%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO All Authority: Multi-RAE PLUS Fund seeks total return, consistent with prudent investment management, under normal circumstances, by obtaining long and short exposures to a portfolio of stocks and complementing these equity exposures with an absolute return bond alpha strategy (“AR Bond Alpha Strategy”). While the Fund is expected in most market environments to have a net long equity exposure, it may have a net short equity exposure under certain market conditions. In managing the Fund’s equity exposures, PIMCO utilizes an approach that is designed to have flexibility with respect to different equity markets, segments and issuers, such as global regions and countries, sectors and market capitalizations. The Fund may principally use derivatives instruments (such as, but not limited to, forwards, futures contracts, swap agreements or options) or other similar investments to obtain its equity exposures. The Fund’s sub-adviser, Research Affiliates, will determine the target mix of long and short equity exposures for the Fund. In doing so, Research Affiliates considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund’s portfolio managers. Fund strategies may change from time to time. Please refer to the Fund’s current offering memorandum for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Long exposure to developed ex-U.S. equities contributed to performance, as the value of these securities generally increased.

»	Long exposure to emerging market equities contributed to performance, as the value of these securities generally increased.

»	Long exposure to U.S. small cap equities contributed to performance, as the value of these securities increased.

»	Inverse exposure to U.S. large cap equities detracted from performance, as the value of securities tied to inverse U.S. equity exposure decreased.

»	The Fund’s bond alpha strategy detracted from returns. Highlights about the drivers of performance include the following:

»	Exposure to investment grade corporate credit spreads contributed to performance, as spreads tightened.

»	Exposure to securitized credit spreads, particularly through non-agency residential mortgage-backed securities, contributed to performance, as spreads tightened.

»	Long exposure to U.S. duration detracted from performance, as U.S. Treasury yields rose.

»	Exposure to collateralized loan obligations spreads contributed to performance, as spreads tightened.

»	There are no other material contributors or detractors for this Fund.

8	PRIVATE ACCOUNT PORTFOLIO SERIES

PIMCO All Asset: Multi-Real Fund

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	62.7%

Short-Term Instruments‡	14.9%

Real Estate Investment Trusts	8.7%

Asset-Backed Securities	5.7%

U.S. Government Agencies	3.5%

Sovereign Issues	2.1%

Corporate Bonds & Notes	1.3%

Other	1.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	Fund Inception (09/22/20)
PIMCO All Asset: Multi-Real Fund	(4.23)%	5.73%	11.91%
Bloomberg U.S. TIPS Index	(3.98)%	1.25%	(1.88)%
50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index	(1.30)%	0.91%	11.63%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. Performance current to the most recent month-end can be obtained by calling (888) 87-PIMCO.

Investment Objective and Strategy Overview

PIMCO All Asset: Multi-Real Fund seeks real return, consistent with prudent investment management, by investing under normal circumstances in derivatives linked to real assets, such as real estate-linked derivative instruments, commodity-linked derivative instruments and master limited partnership- (“MLP”) linked derivative instruments, and complementing these exposures with a portfolio of inflation-linked securities and other Fixed Income Instruments. Real Assets are defined as investments that are expected to preserve their value in periods of high or rising inflation, such as real estate, commodities and companies involved with natural resources such as MLPs. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities and may also be represented by forwards or derivatives such as options, futures contracts or swap agreements. In managing the Fund’s exposures, PIMCO utilizes an approach that is designed to have flexibility with respect to various Real Asset exposures. The Fund’s sub-adviser, Research Affiliates, will determine the target mix of Real Assets for the Fund. In doing so, Research Affiliates considers a broad range of quantitative data and qualitative inputs, both in isolation and to a material degree as inputs into a series of quantitative models that inform the final allocation and trading decisions, which are made by the Fund’s portfolio managers. Fund strategies may change from time to time. Please refer to the Fund’s current offering memorandum for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to master limited partnerships (“MLPs”) contributed to absolute performance, as MLPs, as measured by the Alerian MLP Index and Alerian Midstream Energy TR Index, posted positive returns.

»	Exposure to a diversified mix of commodities contributed to absolute performance, as commodities, as measured by the Bloomberg Commodity Index Total Return (BCOM) posted gains.

»	Exposure to real estate investment trusts (“REITs”) detracted from absolute performance, as REITs, as measured by the Dow Jones U.S. Select REIT Index, posted negative returns.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Short exposure to German interest rates and specific instrument selection contributed to performance, as German rates moved higher.

»	Collateralized loan obligations spread exposure contributed to performance, as spreads tightened.

»	Securitized credit spread exposure, particularly through non-agency residential mortgage-backed securities, contributed to performance, as spreads tightened.

»	The structural allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral within the Fund detracted from absolute performance, as TIPS, as measured by the Bloomberg U.S. TIPS Index, posted negative returns.

»	Exposure to Danish duration detracted from performance, as Danish rates rose.

»	There are no other material contributors or detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your Fund, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**
PIMCO All Asset: Multi-RAE PLUS Fund	$1,000.00	$1,028.50	$5.41	$1,000.00	$1,019.60	$5.39	1.07%
PIMCO All Authority: Multi-RAE PLUS Fund	1,000.00	1,007.00	5.20	1,000.00	1,019.75	5.24	1.04
PIMCO All Asset: Multi-Real Fund (Consolidated)	1,000.00	957.70	18.40	1,000.00	1,006.13	18.86	3.77

* Expenses Paid During Period are equal to the net annualized expense ratio for the Fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PRIVATE ACCOUNT PORTFOLIO SERIES

Benchmark Descriptions

Index*	Benchmark Description

50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index	The benchmark is a blend of 50% Bloomberg Commodity Index Total Return, 50% Dow Jones U.S. Select REIT Total Return Index. The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized by US T-bills. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

Bloomberg U.S. TIPS Index	Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding.

MSCI All Country World Value Index	The MSCI All Country World Value Index captures large and mid-cap securities exhibiting overall value style characteristics across a group of developed markets countries and emerging markets countries. The value investment style characteristics for index construction of the MSCI All Country World Value Index are defined using three variables: book value to price, 12-month forward earnings to price and dividend yield.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO All Asset: Multi-RAE PLUS Fund

04/01/2023 - 09/30/2023+	$9.64	$0.21	$0.07	$0.28	$(0.22)	$0.00	$0.00	$(0.22)

03/31/2023	10.38	0.23	(0.97)	(0.74)	0.00	0.00	0.00	0.00

03/31/2022	11.60	0.00	(0.36)	(0.36)	(0.80)	(0.06)	0.00	(0.86)

10/06/2020 - 03/31/2021	10.00	(0.01)	2.94	2.93	(1.32)	(0.01)	0.00	(1.33)

PIMCO All Authority: Multi-RAE PLUS Fund

04/01/2023 - 09/30/2023+	$9.76	$0.22	$(0.15)	$0.07	$(0.15)	$0.00	$0.00	$(0.15)

08/23/2022 - 03/31/2023	10.00	0.18	0.04	0.22	(0.46)	0.00	0.00	(0.46)

PIMCO All Asset: Multi-Real Fund (Consolidated)

04/01/2023 - 09/30/2023+	$8.85	$0.16	$(0.53)	$(0.37)	$(0.10)	$0.00	$0.00	$(0.10)

03/31/2023	14.26	0.57	(3.35)	(2.78)	(2.52)	(0.11)	0.00	(2.63)

03/31/2022	12.30	0.68	4.60	5.28	(3.21)	(0.11)	0.00	(3.32)

09/22/2020 - 03/31/2021	10.00	0.04	2.64	2.68	(0.38)	0.00	0.00	(0.38)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.70	2.85%	$2,510,474	1.07	%*	1.07	%*	0.89	%*	0.89	%*	4.19	%*	156%

9.64	(7.13)	2,909,688	0.96		0.96		0.89		0.89		2.45		52

10.38	(3.70)	3,949,906	0.89		0.89		0.89		0.89		(0.04)		57

11.60	29.59	3,218,304	0.90	*	0.90	*	0.89	*	0.89	*	(0.15	)*	100

$9.68	0.70%	$269,311	1.04	%*	1.04	%*	0.90	%*	0.90	%*	4.57	%*	179%

9.76	2.16	447,188	0.98	*	1.00	*	0.89	*	0.91	*	3.11	*	11

$8.38	(4.23)%	$2,475,629	3.77	%*	3.83	%*	0.74	%*	0.80	%*	3.66	%*	69%

8.85	(20.93)	2,489,847	2.70		2.84		0.74		0.88		5.43		117

14.26	46.22	3,042,029	0.79		0.88		0.74		0.83		4.88		96

12.30	26.87	1,621,140	0.81	*	0.88	*	0.75	*	0.82	*	0.70	*	87

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

Statements of Assets and Liabilities	September 30, 2023 (Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Assets:

Investments, at value
Investments in securities*	$3,399,115	$398,009
Investments in Affiliates	97,282	0

Financial Derivative Instruments
Exchange-traded or centrally cleared	1,596	168
Over the counter	30,152	5,449
Cash	21,757	1,050
Deposits with counterparty	24,227	3,745
Foreign currency, at value	4,684	1,221
Receivable for investments sold	53	4,711
Receivable for TBA investments sold	392,714	91,317
Interest and/or dividends receivable	7,686	1,028
Dividends receivable from Affiliates	446	0
Total Assets	3,979,712	506,698

Liabilities:

Borrowings & Other Financing Transactions
Payable for sale-buyback transactions	$0	$2,394
Payable for short sales	0	37,271

Financial Derivative Instruments
Exchange-traded or centrally cleared	2,901	282
Over the counter	16,320	1,911
Payable for investments purchased	490,185	37,438
Payable for investments in Affiliates purchased	446	0
Payable for TBA investments purchased	940,055	151,455
Deposits from counterparty	17,343	6,392
Accrued investment advisory fees	1,430	175
Accrued supervisory and administrative fees	558	68
Accrued reimbursement to PIMCO	0	1
Total Liabilities	1,469,238	237,387

Net Assets	$2,510,474	$269,311

Net Assets Consist of:

Paid in capital	$2,733,374	$261,333
Distributable earnings (accumulated loss)	(222,900)	7,978

Net Assets	$2,510,474	$269,311

Shares Issued and Outstanding:	258,832	27,809

Net Asset Value Per Share Outstanding(a):	$9.70	$9.68

Cost of investments in securities	$3,553,908	$398,988
Cost of investments in Affiliates	$97,075	$0
Cost of foreign currency held	$4,880	$1,220
Proceeds received on short sales	$0	$37,540
Cost or premiums of financial derivative instruments, net	$23,362	$3,004

* Includes repurchase agreements of:	$900,900	$66,000

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	September 30, 2023	(Unaudited)

(Amounts in thousands†, except per share amounts)	PIMCO All Asset: Multi-Real Fund

Assets:

Investments, at value
Investments in securities*	$4,255,646
Investments in Affiliates	45,580

Financial Derivative Instruments
Exchange-traded or centrally cleared	6,528
Over the counter	8,940
Cash	10,185
Deposits with counterparty	14,177
Foreign currency, at value	3,063
Receivable for investments sold	174,694
Receivable for investments sold on a delayed-delivery basis	2,638
Receivable for TBA investments sold	69,946
Interest and/or dividends receivable	8,592
Dividends receivable from Affiliates	56
Reimbursement receivable from PIMCO	170
Total Assets	4,600,215

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$1,494,511
Payable for sale-buyback transactions	61,202
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,030
Over the counter	39,692
Payable for investments purchased	294,776
Payable for investments in Affiliates purchased	56
Payable for investments purchased on a delayed-delivery basis	2,225
Payable for TBA investments purchased	212,911
Deposits from counterparty	11,374
Accrued investment advisory fees	1,206
Accrued supervisory and administrative fees	603
Total Liabilities	2,124,586

Net Assets	$2,475,629

Net Assets Consist of:

Paid in capital	$3,064,243

Distributable earnings (accumulated loss)	(588,614)

Net Assets	$2,475,629

Shares Issued and Outstanding:	295,257

Net Asset Value Per Share Outstanding(a):	$8.38

Cost of investments in securities	$4,631,653
Cost of investments in Affiliates	$45,592
Cost of foreign currency held	$3,130
Cost or premiums of financial derivative instruments, net	$(3,101)

* Includes repurchase agreements of:	$496,300

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Investment Income:

Interest	$70,988	$10,091
Dividends from Investments in Affiliates	822	348
Total Income	71,810	10,439

Expenses:

Investment advisory fees	8,703	1,187
Supervisory and administrative fees	3,400	464
Trustee fees	8	1
Interest expense	2,504	268
Miscellaneous expense	1	9
Total Expenses	14,616	1,929
Waiver and/or Reimbursement by PIMCO	0	(2)
Net Expenses	14,616	1,927

Net Investment Income (Loss)	57,194	8,512

Net Realized Gain (Loss):

Investments in securities	(35,383)	(2,071)
Investments in Affiliates	0	(283)
Exchange-traded or centrally cleared financial derivative instruments	(9,967)	876
Over the counter financial derivative instruments	(10,564)	(6,731)
Foreign currency	(753)	(90)

Net Realized Gain (Loss)	(56,667)	(8,299)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(154)	(4,356)
Investments in Affiliates	207	392
Exchange-traded or centrally cleared financial derivative instruments	54,330	2,296
Over the counter financial derivative instruments	27,155	3,945
Foreign currency assets and liabilities	(101)	(13)

Net Change in Unrealized Appreciation (Depreciation)	81,437	2,264

Net Increase (Decrease) in Net Assets Resulting from Operations	$81,964	$2,477

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset: Multi-Real Fund

Investment Income:

Interest	$79,726
Dividends	8,362
Dividends from Investments in Affiliates	237
Total Income	88,325

Expenses:

Investment advisory fees	6,350
Supervisory and administrative fees	3,184
Trustee fees	6
Interest expense	36,009
Miscellaneous expense	1
Total Expenses	45,550
Waiver and/or Reimbursement by PIMCO	(769)
Net Expenses	44,781

Net Investment Income (Loss)	43,544

Net Realized Gain (Loss):

Investments in securities	(107,171)
Investments in Affiliates	14
Exchange-traded or centrally cleared financial derivative instruments	15,717
Over the counter financial derivative instruments	63,683
Foreign currency	(254)

Net Realized Gain (Loss)	(28,011)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(106,412)
Investments in Affiliates	(12)
Exchange-traded or centrally cleared financial derivative instruments	28,674
Over the counter financial derivative instruments	(58,895)
Foreign currency assets and liabilities	(275)

Net Change in Unrealized Appreciation (Depreciation)	(136,920)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(121,387)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

Statements of Changes in Net Assets

	PIMCO All Asset: Multi-RAE PLUS Fund		PIMCO All Authority: Multi-RAE PLUS Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Inception date through March 31, 2023(a)

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$57,194	$84,086	$8,512	$9,662
Net realized gain (loss)	(56,667)	(307,061)	(8,299)	19,487
Net change in unrealized appreciation (depreciation)	81,437	(150,483)	2,264	4,153

Net Increase (Decrease) in Net Assets Resulting from Operations	81,964	(373,458)	2,477	33,302

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(60,002)	0	(5,801)	(22,000)

Total Distributions(b)	(60,002)	0	(5,801)	(22,000)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(421,176)	(666,760)	(174,553)	435,886

Total Increase (Decrease) in Net Assets	(399,214)	(1,040,218)	(177,877)	447,188

Net Assets:

Beginning of period	2,909,688	3,949,906	447,188	0
End of period	$2,510,474	$2,909,688	$269,311	$447,188

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)	Inception date of the Fund was August 23, 2022.
(b)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$43,544	$126,653
Net realized gain (loss)	(28,011)	(240,204)
Net change in unrealized appreciation (depreciation)	(136,920)	(331,080)

Net Increase (Decrease) in Net Assets Resulting from Operations	(121,387)	(444,631)

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(30,002)	(506,999)

Total Distributions(a)	(30,002)	(506,999)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	137,171	399,448

Total Increase (Decrease) in Net Assets	(14,218)	(552,182)

Net Assets:

Beginning of period	2,489,847	3,042,029
End of period	$2,475,629	$2,489,847

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO All Asset: Multi- Real Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(121,387)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(2,657,671)
Proceeds from sales of long-term securities	2,482,433
(Purchases) Proceeds from sales of short-term portfolio investments, net	(277,708)
(Increase) decrease in deposits with counterparty	1,748
(Increase) decrease in receivable for investments sold	(106,349)
(Increase) decrease in interest and/or dividends receivable	(508)
(Increase) decrease in dividends receivable from Affiliates	(20)
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	44,904
Proceeds from (Payments on) over the counter financial derivative instruments	66,257
(Increase) decrease in reimbursement receivable from PIMCO	(45)
Increase (decrease) in payable for investments purchased	166,239
Increase (decrease) in deposits from counterparty	(39,435)
Increase (decrease) in accrued investment advisory fees	65
Increase (decrease) in accrued supervisory and administrative fees	30
Proceeds from (Payments on) foreign currency transactions	(529)
Net Realized (Gain) Loss
Investments in securities	107,171
Investments in Affiliates	(14)
Exchange-traded or centrally cleared financial derivative instruments	(15,717)
Over the counter financial derivative instruments	(63,683)
Foreign currency	254
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	106,412
Investments in Affiliates	12
Exchange-traded or centrally cleared financial derivative instruments	(28,674)
Over the counter financial derivative instruments	58,895
Foreign currency assets and liabilities	275
Net amortization (accretion) on investments	1,022

Net Cash Provided by (Used for) Operating Activities	(276,023)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	601,221
Payments on shares redeemed	(494,052)
Cash distributions paid*	0
Proceeds from reverse repurchase agreements	11,512,191
Payments on reverse repurchase agreements	(11,404,410)
Proceeds from sale-buyback transactions	407,167
Payments on sale-buyback transactions	(345,965)

Net Cash Received from (Used for) Financing Activities	276,152

Net Increase (Decrease) in Cash and Foreign Currency	129

Cash and Foreign Currency:

Beginning of period	13,119
End of period	$13,248

* Reinvestment of distributions	$30,002

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$37,607

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	September 30 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.4%

CORPORATE BONDS & NOTES 7.5%

BANKING & FINANCE 5.6%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$2,196	$2,134
3.300% due 01/30/2032		2,000	1,591

American Tower Corp.
1.000% due 01/15/2032	EUR	496	393
3.800% due 08/15/2029		$836	744

Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,142
4.375% due 01/30/2024		12	12
5.500% due 12/15/2024		1,660	1,633

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	359
2.528% due 11/18/2027		2,755	2,328
4.250% due 04/15/2026		700	658

Bank of America Corp.
1.734% due 07/22/2027 •		3,000	2,659

Bank of America NA
5.650% due 08/18/2025		9,100	9,079
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		4,800	4,808

Barclays PLC
5.875% due 09/15/2024 •(i)(j)	GBP	500	573
6.224% due 05/09/2034 •		$500	474

Credit Suisse AG AT1 Claim ^		14,166	1,487

Crown Castle, Inc.
4.300% due 02/15/2029		351	324

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	1,873
2.129% due 11/24/2026 •(k)		$4,400	3,981
3.035% due 05/28/2032 •(k)		3,100	2,374
3.547% due 09/18/2031 •		4,633	3,738
3.961% due 11/26/2025 •		1,993	1,926

Equinix, Inc.
1.550% due 03/15/2028		222	185

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,503	2,420

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$1,300	1,207
4.063% due 11/01/2024		600	581
4.687% due 06/09/2025		200	192
5.125% due 06/16/2025		1,500	1,453
5.584% due 03/18/2024		600	597

General Motors Financial Co., Inc.
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		200	200

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		8,600	8,537
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,600	1,601
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		10,500	10,672

GSPA Monetization Trust
6.422% due 10/09/2029		182	173

Healthcare Realty Holdings LP
2.400% due 03/15/2030		241	186

HSBC Holdings PLC
2.357% due 08/18/2031 •		431	331
2.848% due 06/04/2031 •		300	240
4.000% due 03/09/2026 •(i)(j)		1,500	1,296
4.292% due 09/12/2026 •		309	297
4.950% due 03/31/2030		200	187
5.887% due 08/14/2027 •		800	791

ING Groep NV
3.875% due 05/16/2027 •(i)(j)		600	436
5.750% due 11/16/2026 •(i)(j)		500	443

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		800	712
1.578% due 04/22/2027 •		2,200	1,964
2.182% due 06/01/2028 •		862	756

Lloyds Banking Group PLC
4.550% due 08/16/2028		266	248

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley
1.512% due 07/20/2027 •		$5,703	$5,041

NatWest Group PLC
4.269% due 03/22/2025 •		378	374
4.600% due 06/28/2031 •(i)(j)		600	399

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		5,700	4,775

Nomura Holdings, Inc.
2.679% due 07/16/2030		409	325

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	16,234	1,698

Nykredit Realkredit AS
1.500% due 10/01/2053		80,043	8,353
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		16,200	2,296
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		27,600	3,912
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		6,900	978

Park Intermediate Holdings LLC
4.875% due 05/15/2029		$1,500	1,271

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	20,898	2,181

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		$991	776

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		6,900	6,907

UBS Group AG
3.091% due 05/14/2032 •		1,700	1,344
4.194% due 04/01/2031 •		250	218

VICI Properties LP
4.750% due 02/15/2028		1,650	1,545

Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	1,913
3.000% due 04/22/2026		$366	341
3.196% due 06/17/2027 •		1,200	1,115

Wells Fargo Bank NA
5.550% due 08/01/2025		8,700	8,674
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		4,700	4,710

Weyerhaeuser Co.
4.000% due 04/15/2030		354	314

			139,455

INDUSTRIALS 1.6%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		4,300	3,620

Broadcom, Inc.
3.137% due 11/15/2035		2,300	1,678
3.419% due 04/15/2033		1,200	960

CCO Holdings LLC
4.500% due 06/01/2033		900	690

Charter Communications Operating LLC
3.900% due 06/01/2052		4,000	2,394
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		1,032	1,035

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,300	1,154

CVS Health Corp.
4.125% due 04/01/2040		18	14

CVS Pass-Through Trust
6.943% due 01/10/2030		29	29

DAE Funding LLC
1.625% due 02/15/2024		2,100	2,059
2.625% due 03/20/2025		1,800	1,694
3.375% due 03/20/2028		1,800	1,593

Dell International LLC
4.900% due 10/01/2026		22	21

Equinor ASA
3.125% due 04/06/2030		18	16

Expedia Group, Inc.
2.950% due 03/15/2031		189	152
6.250% due 05/01/2025		1,823	1,827

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyundai Capital America
6.491% due 08/04/2025 •		$6,400	$6,404

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (d)		867	806

Imperial Brands Finance PLC
3.125% due 07/26/2024		330	322
3.500% due 07/26/2026		1,527	1,430

INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,835	2,842

MPLX LP
2.650% due 08/15/2030		$1,100	889

Nakilat, Inc.
6.067% due 12/31/2033		424	431

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		1,856	1,754
4.810% due 09/17/2030		4,600	3,970

NPC Ukrenergo
6.875% due 11/09/2028 ^(e)		400	109

Oracle Corp.
3.600% due 04/01/2040		18	13

Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	361

Southern Co.
3.700% due 04/30/2030		$123	109

T-Mobile USA, Inc.
2.875% due 02/15/2031		1,800	1,461
3.375% due 04/15/2029		1,300	1,145

			40,982

UTILITIES 0.3%

Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		266	234

DTE Electric Co.
2.625% due 03/01/2031		311	257

Edison International
5.750% due 06/15/2027		54	54

Exelon Corp.
4.050% due 04/15/2030		18	16

Georgia Power Co.
2.650% due 09/15/2029		18	15

Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,200	2,188
2.500% due 02/01/2031		582	443
3.000% due 06/15/2028		2,300	1,975
4.550% due 07/01/2030		1,200	1,062

Rio Oil Finance Trust
8.200% due 04/06/2028		1,884	1,902

			8,146

Total Corporate Bonds & Notes (Cost $208,563)			188,583

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		35	39

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		1,345	1,223

Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		645	720

			1,982

ILLINOIS 0.0%

Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		110	115

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	$60	$61
6.725% due 04/01/2035	120	122
7.350% due 07/01/2035	86	89

		387

NEBRASKA 0.0%

Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	20	21

OHIO 0.0%

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	56

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	5	5

WASHINGTON 0.0%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	665	687

Total Municipal Bonds & Notes (Cost $3,744)		3,138

U.S. GOVERNMENT AGENCIES 24.9%

Fannie Mae
0.000% due 08/25/2039 (b)(g)	85	69
0.000% due 11/25/2040 •	1	1
0.421% due 03/25/2041 •(a)	139	8
0.621% due 03/25/2037 •(a)	39	2
0.671% due 04/25/2037 •(a)	133	8
0.721% due 11/25/2039 •(a)	22	1
0.951% due 03/25/2037 •(a)	53	3
0.971% due 05/25/2037 •(a)	126	7
1.271% due 03/25/2036 •(a)	49	3
1.361% due 04/25/2037 •(a)	244	21
1.771% due 02/25/2037 •(a)	23	2
2.221% due 07/25/2033 •(a)	13	1
2.349% due 01/25/2031 ~(a)	788	65
3.908% due 10/01/2035 •	1	1
4.047% due 03/01/2036 •	1	1
4.323% due 12/01/2034 •	18	18
4.500% due 09/25/2040	452	415
4.842% due 12/25/2036 •	3	3
5.390% due 11/01/2034 •	1	1
5.532% due 03/25/2036 •	1	1
5.555% due 08/01/2035 •	2	2
5.682% due 06/01/2034 •	1	1
5.759% due 04/25/2037 •	1	1
5.779% due 07/25/2037 - 09/25/2042 •	9	9
5.809% due 07/25/2037 •	8	8
5.829% due 09/25/2035 •	15	15
5.839% due 09/25/2035 •	13	13
5.949% due 10/25/2040 •	5	5
6.149% due 06/25/2037 •	64	63
6.861% due 03/01/2034 •	8	8

Freddie Mac
0.000% due 09/15/2041 •	134	98
0.004% due 02/15/2040 •	32	26
1.042% due 07/15/2036 •(a)	77	5
1.142% due 09/15/2036 •(a)	47	3
1.272% due 04/15/2036 •(a)	10	1
3.500% due 07/15/2042 - 05/01/2049	906	798
4.000% due 07/01/2047 - 03/01/2049	622	566
5.000% due 01/01/2028 - 04/15/2041	472	456
5.500% due 03/15/2034 - 03/01/2039	61	60
5.728% due 05/15/2037 •	2	2
5.808% due 03/15/2037 •	26	26
5.828% due 11/15/2043 •	21	21

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.978% due 07/15/2041 •	$30	$29
6.000% due 08/01/2027 -12/01/2037	2	2
6.026% due 07/25/2044 •	2	2
6.128% due 08/15/2037 •	72	71
6.138% due 10/15/2037 •	12	12
6.148% due 05/15/2037 -09/15/2037 •	83	82
6.500% due 05/01/2035	17	18

Ginnie Mae
2.750% (H15T1Y + 1.500%) due 11/20/2044 ~	122	118
3.500% due 02/15/2045 -03/15/2045	56	51
4.869% due 04/20/2068 •	434	426
5.000% due 08/15/2033 -03/15/2042	707	690
5.794% due 08/20/2047 •	193	182
6.000% due 07/15/2037 -08/15/2037	2	2

U.S. Small Business Administration
4.430% due 05/01/2029	4	4
5.490% due 03/01/2028	4	4
6.020% due 08/01/2028	30	29

Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 06/01/2052	2,294	2,011
4.000% due 01/01/2025 - 10/01/2030	3	3
4.500% due 11/01/2023 - 10/01/2053	26,547	24,409
5.000% due 11/01/2023 - 06/01/2053	32,949	31,119
5.500% due 02/01/2025 - 10/01/2053	23,607	22,843
6.000% due 10/01/2026 - 05/01/2041	360	364
6.500% due 01/01/2029 - 09/01/2036	26	26

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2053 -11/01/2053	37,400	34,345
5.000% due 10/01/2053 -11/01/2053	73,400	69,262
5.500% due 11/01/2053	116,090	112,167
6.000% due 11/01/2053	118,900	117,293
6.500% due 10/01/2053 -11/01/2053	206,010	206,951

Total U.S. Government Agencies (Cost $636,928)		625,333

U.S. TREASURY OBLIGATIONS 6.9%

U.S. Treasury Bonds
1.375% due 11/15/2040 (p)	4,100	2,428
2.250% due 08/15/2049	146	91
3.000% due 08/15/2048	473	346
3.000% due 02/15/2049 (p)	17,298	12,647
3.125% due 05/15/2048	124	93
4.125% due 08/15/2053	100	91
4.625% due 02/15/2040 (p)	3,734	3,659

U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2024 (n)(p)	56,517	55,209
0.125% due 10/15/2024 (n)(p)	33,004	31,999
0.125% due 04/15/2025 (n)	5,444	5,194
0.250% due 01/15/2025 (n)	12,648	12,167
0.250% due 02/15/2050	357	210
1.000% due 02/15/2046 (n)	1,937	1,473
1.000% due 02/15/2048 (n)	8,811	6,564
1.000% due 02/15/2049	7,917	5,852
1.375% due 07/15/2033	5,838	5,402

U.S. Treasury Notes
0.375% due 12/31/2025 (n)(p)	1,000	904
0.500% due 02/28/2026 (p)	4,300	3,872
1.500% due 10/31/2024 (n)(p)	2,002	1,920
1.750% due 12/31/2024 (n)	622	595
2.125% due 05/15/2025 (n)(p)	2,485	2,367
2.375% due 05/15/2029 (p)	2,075	1,845

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.625% due 12/31/2025 (n)(p)	$1,777	$1,690
3.000% due 09/30/2025 (n)	10,043	9,655
3.000% due 10/31/2025 (n)(p)	7,253	6,965

Total U.S. Treasury Obligations (Cost $201,133)		173,238

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%

Adjustable Rate Mortgage Trust
4.815% due 01/25/2036 ^~	493	384

American Home Mortgage Assets Trust
5.546% due 11/25/2046 •	10,573	3,236
5.624% due 05/25/2046 ^•	9	7
5.624% due 10/25/2046 •	34	18
6.750% due 11/25/2046 þ	205	171

American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ	27	18

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	37	34

Banc of America Funding Trust
3.806% due 09/20/2046 ^~	385	329
4.019% due 06/20/2037 ^«~	9	7
4.130% due 02/20/2035 ~	8	7
5.819% due 10/20/2036 •	5	4
5.859% due 04/20/2047 ^•	3	3
5.899% due 02/20/2047 •	375	322
6.000% due 08/25/2036 ^	7	7
6.496% due 09/20/2034 «~	1	0

Banc of America Mortgage Trust
4.148% due 01/25/2035 ~	5	5
4.170% due 02/25/2034 «~	6	5
4.587% due 06/25/2035 ~	4	4
5.009% due 06/25/2034 «~	4	4
5.354% due 05/25/2033 «~	3	2

BCAP LLC Trust
5.794% due 03/25/2037 •	1,592	1,467

Bear Stearns Adjustable Rate Mortgage Trust
4.463% due 01/25/2033 «~	26	25
4.640% due 02/25/2036 ^~	45	40
4.706% due 11/25/2034 ~	1	1
4.749% due 07/25/2034 ~	5	5
4.834% due 04/25/2033 «~	1	1
6.053% due 08/25/2033 ~	2	2
6.800% due 02/25/2036 •	3	3

Bear Stearns ALT-A Trust
3.913% due 11/25/2035 ^~	45	39
4.398% due 05/25/2035 ~	17	16
4.690% due 07/25/2035 ~	52	35
4.749% due 10/25/2035 ^~	44	37
5.754% due 08/25/2036 •	327	284
5.754% due 01/25/2047 ^•	36	29
5.774% due 12/25/2046 ^•	4	3
5.934% due 01/25/2036 ^•	5	4

BX Trust
6.743% due 10/15/2036 •	16,000	15,500

Chase Mortgage Finance Trust
3.873% due 12/25/2035 ^~	4	4
4.046% due 01/25/2036 ^~	5	4
4.376% due 09/25/2036 ^~	109	92

ChaseFlex Trust
5.734% due 07/25/2037 •	2,458	2,022

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.664% due 05/25/2036 •	78	69

Citigroup Mortgage Loan Trust
4.510% due 09/25/2037 ^~	132	116
5.754% due 01/25/2037 •	91	77
6.170% due 09/25/2062 þ	17,183	17,048
6.380% due 03/25/2036 ^•	23	21
7.110% due 10/25/2035 ^•	9	9
7.780% due 10/25/2035 •	8	7

CitiMortgage Alternative Loan Trust
6.000% due 12/25/2036 ^«	38	31
6.000% due 04/25/2037 •	126	106
6.000% due 06/25/2037 ^	51	44

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Trust
3.545% due 02/10/2036	$1,034	$940

Countrywide Alternative Loan Trust
3.461% due 08/25/2035 ~	1,104	861
5.500% due 06/25/2025	169	134
5.500% due 05/25/2035 •	26	20
5.500% due 05/25/2035	90	71
5.500% due 11/25/2035 ^	60	35
5.500% due 11/25/2035	4	3
5.626% due 12/25/2035 •	5	5
5.629% due 09/20/2046 •	2,480	2,467
5.634% due 04/25/2047 •	1,886	1,754
5.644% due 04/25/2047 •	1,900	1,536
5.649% due 07/20/2046 ^•	7	5
5.649% due 09/20/2046 •	13	12
5.674% due 12/25/2046 •	6,358	5,427
5.734% due 06/25/2035 ^•	917	615
5.750% due 03/25/2037 «	79	42
5.774% due 05/25/2047 •	181	153
5.814% due 09/25/2046 ^•	47	44
5.834% due 05/25/2036 •	67	57
5.834% due 08/25/2037 «•	10	6
5.859% due 03/20/2046 •	12	9
5.899% due 05/20/2046 ^•	3	3
5.934% due 11/25/2036 •	13,301	10,873
5.954% due 12/25/2035 •	5	5
5.994% due 02/25/2037 •	287	232
6.000% due 12/25/2035 ^	214	155
6.000% due 05/25/2036 ^	35	17
6.000% due 08/25/2036 ^«•	41	23
6.000% due 05/25/2037 ^	108	49
6.026% due 08/25/2035 •	19	17
6.034% due 08/25/2035 •	199	182
6.039% due 11/20/2035 •	33	30
6.074% due 11/25/2035 •	196	155
6.079% due 12/20/2035 •	40	35
6.106% due 01/25/2036 •	75	68
6.250% due 08/25/2036	589	335
6.676% due 10/20/2035 •	4	3
7.000% due 10/25/2037	74	27

Countrywide Home Loan Mortgage Pass-Through Trust
3.861% due 11/25/2034 ~	11	10
5.578% due 10/20/2034 ~	15	15
5.750% due 05/25/2037 ^	4	2
5.894% due 05/25/2035 •	14	11
6.000% due 07/25/2036	241	126
6.000% due 01/25/2037 ^	162	79
6.000% due 02/25/2037 ^	172	84
6.014% due 04/25/2035 •	797	722
6.034% due 05/25/2035 •	38	30
6.074% due 03/25/2035 •	1	1
6.094% due 02/25/2035 •	7	5
6.500% due 12/25/2037	369	154
6.537% due 02/20/2036 ^•	2	2

Countrywide Home Loan Reperforming REMIC Trust
5.774% due 06/25/2035 •	37	34

Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	201	156

Credit Suisse Mortgage Capital Certificates
3.364% due 11/30/2037 ~	15,196	13,816
3.676% due 12/27/2037 ~	5,582	4,583
5.734% due 01/27/2037 •	22	16

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^«	8	6
5.750% due 03/25/2037 ^«	15	8
6.421% due 10/25/2037 ~	213	125

Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	3,743	3,502
1.926% due 07/27/2061 ~	7,699	7,083
2.215% due 11/25/2061 ~	1,224	1,174
2.688% due 03/25/2059 ~	2,104	2,058
3.064% due 12/26/2059 ~	70	69
4.481% due 06/25/2050 ~	448	369

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.814% due 02/25/2037 ^•	5,137	4,359
5.934% due 02/25/2035 •	65	62
5.934% due 02/25/2035 «•	30	28
6.094% due 02/25/2036 •	122	117
6.184% due 10/25/2047 •	183	141

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Downey Savings & Loan Association Mortgage Loan Trust
5.582% due 04/19/2047 •		$543	$444
5.632% due 10/19/2036 •		127	104
5.962% due 08/19/2045 •		3	3
6.262% due 09/19/2044 •		22	20

Eurohome U.K. Mortgages PLC
5.731% due 06/15/2044 •	GBP	11	12

First Horizon Alternative Mortgage Securities Trust
4.974% due 03/25/2035 ~		$1	0
5.454% due 06/25/2036 ^~		243	189
5.532% due 12/25/2035 ~		21	16

First Horizon Mortgage Pass-Through Trust
4.727% due 10/25/2035 ^~		55	51

Frost CMBS DAC
4.965% due 11/20/2033 •	EUR	2,577	2,626

FWD Securitization Trust
2.240% due 01/25/2050 ~		$55	50

GreenPoint Mortgage Funding Trust
5.794% due 01/25/2037 •		130	114

GSMSC Pass-Through Trust
5.879% due 12/26/2036 •		75	49

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~		12	11
4.481% due 11/25/2035 ~		4	4
4.744% due 07/25/2035 ~		2	2
4.982% due 09/25/2035 ~		4	4
5.482% due 09/25/2035 «~		15	13
5.500% due 01/25/2037 «		14	17
6.000% due 02/25/2036 ^		226	97
6.000% due 07/25/2037 ^		60	37
6.970% due 04/25/2032 «•		6	4

HarborView Mortgage Loan Trust
4.036% due 06/19/2036 ^~		54	29
5.662% due 07/19/2047 •		143	132
5.782% due 12/19/2036 ^•		5	4
5.852% due 12/19/2036 •		246	193
5.882% due 05/19/2035 •		181	165
5.922% due 06/19/2035 •		1,355	1,279
5.922% due 12/19/2036 ^•		112	104
5.942% due 01/19/2036 •		460	279
6.119% due 06/20/2035 •		95	85
6.626% due 10/19/2035 •		285	154

HomeBanc Mortgage Trust
6.054% due 03/25/2035 •		123	99

Impac CMB Trust
6.074% due 03/25/2035 •		161	142

Impac Secured Assets Trust
4.810% due 07/25/2035 «~		20	17
5.974% due 02/25/2037 •		12,066	10,692

IndyMac INDX Mortgage Loan Trust
3.708% due 06/25/2036 ~		115	99
3.855% due 05/25/2035 ~		181	133
5.734% due 06/25/2037 ^•		5	2
5.794% due 02/25/2037 ^•		65	59
5.814% due 09/25/2046 •		55	46
5.834% due 11/25/2046 •		474	425
5.854% due 05/25/2046 •		4,812	4,186
5.914% due 07/25/2035 •		142	130
5.954% due 06/25/2035 •		29	22
6.074% due 07/25/2045 •		3	3

InTown Mortgage Trust
8.618% due 08/15/2039 •		23,700	23,755

JP Morgan Alternative Loan Trust
3.718% due 05/25/2036 ^~		56	32
6.000% due 12/27/2036		53	28
6.500% due 03/25/2036 ^		1,789	988

JP Morgan Chase Commercial Mortgage Securities Trust
6.830% due 12/15/2031 •		153	131

JP Morgan Mortgage Trust
3.741% due 07/27/2037 ~		56	50
3.978% due 04/25/2036 ^~		615	540
4.169% due 10/25/2036 ^~		26	19
4.407% due 10/25/2036 ~		4	3
4.495% due 04/25/2037 «~		3	2

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.909% due 07/25/2035 «~		$5	$5
5.053% due 08/25/2035 ^~		17	14
5.134% due 07/25/2035 «~		64	58

Legacy Mortgage Asset Trust
1.750% due 04/25/2061 þ		3,772	3,502
1.750% due 07/25/2061 þ		5,871	5,495
1.875% due 10/25/2068 þ		3,647	3,375
1.892% due 10/25/2066 þ		3,238	3,013
1.991% due 09/25/2060 ~		254	252
2.250% due 07/25/2067 þ		2,923	2,711

Lehman Mortgage Trust
6.000% due 11/25/2036 •		415	202

Lehman XS Trust
5.834% due 03/25/2047 •		5,151	4,547
5.884% due 08/25/2046 •		644	608
5.934% due 08/25/2037 •		49	45
7.134% due 09/25/2047 •		47	40

Luminent Mortgage Trust
3.819% due 04/25/2036 ~		1,980	1,398
6.154% due 04/25/2036 •		29	24

MASTR Adjustable Rate Mortgages Trust
3.014% due 07/25/2035 ^~		8	7
4.302% due 10/25/2033 ~		40	32
5.387% due 11/21/2034 ~		170	159
5.426% due 12/25/2046 •		11,229	8,360

MASTR Asset Securitization Trust
6.000% due 06/25/2036 ^		79	45

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •		1	1
6.307% due 08/15/2032 •		14	13

Merrill Lynch Alternative Note Asset Trust
5.654% due 03/25/2037 •		126	32
5.834% due 03/25/2037 •		1,963	517
5.854% due 04/25/2037 •		14,213	2,684
6.000% due 03/25/2037 «		37	14
6.034% due 03/25/2037 •		81	21

Merrill Lynch Mortgage Investors Trust
4.198% due 04/25/2035 «~		7	6
4.599% due 05/25/2033 ~		3	3
4.648% due 05/25/2036 ~		31	28
4.759% due 09/25/2035 ^~		45	36
7.404% due 02/25/2033 «•		9	8

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		51	48

Morgan Stanley Capital Trust
6.896% due 12/15/2038 •		7,500	6,788

Morgan Stanley Mortgage Loan Trust
3.269% due 07/25/2035 ~		60	52
6.000% due 08/25/2036		58	25
6.466% due 06/25/2036 ~		3	3
6.815% due 06/25/2036 þ		847	239

Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		52	25

Mortgage Equity Conversion Asset Trust
5.960% due 05/25/2042 •		72	68

MortgageIT Mortgage Loan Trust
5.954% due 12/25/2035 •		139	132

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		891	827
2.750% due 11/25/2059 ~		1,138	1,048
3.500% due 12/25/2057 ~		572	535

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		21	11
5.624% due 06/25/2037 •		3,654	3,079
5.769% due 06/25/2036 ~		10,789	2,848

NovaStar Mortgage Funding Trust
0.476% due 09/25/2046 •		1,367	476

PHH Alternative Mortgage Trust
5.754% due 02/25/2037 •		149	110

Precise Mortgage Funding PLC
6.419% due 12/12/2055 •	GBP	1,322	1,615

Prime Mortgage Trust
6.000% due 06/25/2036 ^«		$8	7

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 ^«		$4	$3
5.291% due 10/25/2037 ~		213	183
5.426% due 09/25/2046 •		6,627	5,567
5.500% due 08/25/2035 ^•		446	308
5.569% due 09/25/2034 ~		42	41
5.734% due 02/25/2037 •		55	48
5.734% due 02/25/2047 •		1,632	1,400
5.754% due 01/25/2037 •		994	846
5.774% due 01/25/2037 •		2,425	2,013
5.794% due 07/25/2036 •		203	84
5.794% due 09/25/2036 •		265	248
5.804% due 08/25/2036 •		98	89
5.814% due 07/25/2036 •		90	83
5.814% due 09/25/2036 ^•		145	138
5.937% due 11/25/2037 ~		116	94
6.000% due 08/25/2036 ^		12	9
6.000% due 01/25/2037 ^		23	18
6.000% due 03/25/2037 ^		46	37
6.000% due 03/25/2037 «		60	47
6.500% due 08/25/2036		1,179	922

Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		76	37
6.000% due 03/25/2037 ^		807	262

Residential Funding Mortgage Securities, Inc. Trust
4.572% due 04/25/2037 ~		109	90

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •	GBP	1,165	1,425

Sequoia Mortgage Trust
3.482% due 09/20/2046 ^~		$63	43
5.911% due 05/20/2034 «•		3	3
5.999% due 07/20/2034 «•		100	86

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		95	88

Structured Adjustable Rate Mortgage Loan Trust
3.798% due 11/25/2035 ^~		42	38
4.143% due 01/25/2035 ~		17	17
4.524% due 03/25/2036 ^~		26	19
5.564% due 08/25/2035 «~		22	13
5.734% due 08/25/2036 ^•		31	22
6.026% due 01/25/2035 ^•		2	2
7.734% due 12/25/2037 ^•		401	339

Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 ^•		11	9
5.554% due 08/25/2036 •		126	107
5.814% due 07/25/2046 ^•		46	35
5.854% due 04/25/2036 •		16	14
5.874% due 05/25/2046 •		9	3
5.894% due 02/25/2036 ^•		40	34
5.994% due 02/25/2036 ^•		3	2
6.142% due 02/19/2035 «•		2	2

SunTrust Adjustable Rate Mortgage Loan Trust
5.342% due 01/25/2037 ^~		41	30

Thornburg Mortgage Securities Trust
2.891% due 03/25/2044 ~		31	30
3.805% due 12/25/2044 «~		55	50
7.431% due 06/25/2047 ^•		161	144
7.431% due 06/25/2047 «•		2	2

Towd Point Mortgage Funding
6.509% due 07/20/2045 •	GBP	3,645	4,448
7.018% due 02/20/2054 •		141	172

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$6,462	5,998
2.900% due 10/25/2059 ~		688	632
3.000% due 01/25/2058 ~		121	117
3.287% due 10/25/2057 ~		1,031	799
6.434% due 05/25/2058 •		33	34
6.434% due 10/25/2059 •		49	49

WaMu Mortgage Pass-Through Certificates Trust
3.040% due 01/25/2037 ^~		43	35
3.624% due 12/25/2036 ^~		25	21
3.705% due 02/25/2037 ^~		15	13
3.752% due 02/25/2037 ^~		115	103
3.826% due 06/25/2037 ^~		87	76
3.968% due 12/25/2046 •		12	11
4.001% due 06/25/2037 ^~		286	255
4.069% due 12/25/2035 ~		119	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.189% due 01/25/2035 ~	$31	$28
4.269% due 12/25/2046 •	11	10
4.641% due 10/25/2035 ~	13	12
5.148% due 08/25/2035 «~	15	14
5.326% due 03/25/2047 ^•	2,281	1,911
5.346% due 06/25/2033 «~	18	16
5.376% due 06/25/2047 •	1,669	1,330
5.436% due 07/25/2047 •	31	24
5.506% due 10/25/2046 ^•	334	276
5.626% due 02/25/2046 •	145	127
5.696% due 01/25/2046 •	963	819
5.704% due 12/25/2045 •	5,523	4,934
5.724% due 12/25/2045 •	263	234
5.834% due 12/25/2045 •	1,032	964
5.994% due 11/25/2045 •	4	4
6.014% due 10/25/2045 •	9	9
6.074% due 01/25/2045 •	1	0
6.126% due 10/25/2046 •	526	469
6.126% due 11/25/2046 •	424	365
6.214% due 01/25/2045 •	406	372
6.594% due 11/25/2045 •	1,655	1,507

Washington Mutual Mortgage Pass-Through Certificates Trust
3.921% due 09/25/2036 •	340	95
4.052% due 09/25/2036 þ	651	187
5.376% due 02/25/2047 ^•	622	538
5.456% due 11/25/2046 •	57	46
5.476% due 10/25/2046 ^•	85	70
5.566% due 04/25/2046 •	42	35
5.934% due 02/25/2036 •	344	281

Wells Fargo Alternative Loan Trust
5.338% due 07/25/2037 ^~	3	3
6.250% due 07/25/2037 ^	82	67

Wells Fargo Mortgage-Backed Securities Trust
4.805% due 12/25/2036 ^~	17	17
6.134% due 09/25/2036 ^~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $274,826)		252,905

ASSET-BACKED SECURITIES 40.9%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ	1,271	1,190

Aames Mortgage Investment Trust
6.424% due 07/25/2035 •	234	232
7.459% due 01/25/2035 •	50	47

ABFC Trust
6.169% due 03/25/2035 •	4,108	3,650

ACAS CLO Ltd.
6.462% due 10/18/2028 •	2,181	2,174

Accredited Mortgage Loan Trust
5.694% due 09/25/2036 •	326	321

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •	1	0
5.654% due 11/25/2036 •	3,716	1,539
5.674% due 12/25/2036 •	308	160
5.714% due 07/25/2036 •	2,401	2,264
5.754% due 03/25/2037 •	29,294	13,003
5.914% due 06/25/2036 •	1,771	1,265
6.049% due 12/25/2035 •	1,207	1,096
6.379% due 05/25/2035 •	4,760	4,232

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.139% due 10/25/2035 •	855	790

Ally Auto Receivables Trust
5.460% due 05/15/2028	3,800	3,794

American Credit Acceptance Receivables Trust
6.000% due 03/12/2027	7,842	7,838

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.175% due 11/25/2034 •	847	749
6.199% due 10/25/2035 «•	6	5
6.304% due 11/25/2035 •	1,300	1,162
6.409% due 07/25/2035 •	2,000	1,835
6.454% due 10/25/2034 •	788	776
6.559% due 11/25/2034 •	84	80

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aqueduct European CLO DAC
4.345% due 07/20/2030 •	EUR	4,363	$4,584

Arbor Realty Commercial Real Estate Notes Ltd.
7.732% due 05/15/2037 •		$5,900	5,835
8.232% due 05/15/2037 •		5,900	5,811

AREIT Trust
7.265% due 11/17/2038 •		3,700	3,559

Argent Mortgage Loan Trust
5.914% due 05/25/2035 •		59	54

Argent Securities Trust
5.544% due 09/25/2036 •		69	22
5.734% due 07/25/2036 •		485	417
5.794% due 04/25/2036 •		16,493	5,406
5.814% due 03/25/2036 •		778	683
5.914% due 06/25/2036 •		8,795	2,348

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.433% due 01/25/2034 •		205	187

Asset-Backed Securities Corp. Home Equity Loan Trust
6.164% due 02/25/2035 •		15	15
6.244% due 06/25/2034 •		582	556

Bank of America Auto Trust
5.830% due 05/15/2026		9,100	9,096

Bear Stearns Asset-Backed Securities Trust
5.011% due 10/25/2036 ~		3	3
5.440% due 12/25/2034 •		4,665	4,505
5.674% due 06/25/2047 •		246	244
5.727% due 02/25/2034 •		1,448	1,387
5.754% due 08/25/2036 •		761	723
5.784% due 05/25/2037 ^•		13,644	10,440
6.109% due 08/25/2036 •		40	40
6.484% due 08/25/2037 •		392	335
6.634% due 08/25/2034 •		454	455

Benefit Street Partners CLO Ltd.
7.070% due 10/15/2030 •		8,150	8,097

Black Diamond CLO DAC
4.761% due 05/15/2032 •	EUR	8,800	9,170

Blackrock European CLO DAC
4.283% due 10/15/2031 •		4,500	4,679

BlueMountain Fuji EUR CLO DAC
4.313% due 07/15/2030 •		3,879	4,075

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$3,600	3,593

BSPRT Issuer Ltd.
7.628% due 07/15/2039 •		10,000	9,950

Cairn CLO DAC
4.314% due 04/30/2031 •	EUR	4,332	4,524
4.384% due 01/31/2030 •		633	661
4.443% due 10/15/2031 •		2,899	3,009

Carlyle Euro CLO DAC
4.671% due 08/15/2032 •		7,900	8,165

Carrington Mortgage Loan Trust
5.694% due 02/25/2037 •		$318	289
6.184% due 10/25/2035 •		1,344	1,290

Carvana Auto Receivables Trust
4.600% due 07/15/2026		4,650	4,599
5.640% due 01/15/2026		5,436	5,426

CBAM Ltd.
6.708% due 10/20/2029 •		1,375	1,376

Centex Home Equity Loan Trust
6.079% due 03/25/2034 «•		181	171

Chase Funding Trust
6.074% due 08/25/2032 •		11	10

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		8,000	7,772

Citigroup Mortgage Loan Trust
5.614% due 01/25/2037 •		4,254	2,943
5.624% due 05/25/2037 •		1,448	948
5.634% due 05/25/2037 •		2,264	1,470
5.734% due 12/25/2036 •		304	120
5.754% due 09/25/2036 •		35	25
5.854% due 08/25/2036 •		3,718	3,617
5.884% due 10/25/2036 •		119	118
5.914% due 08/25/2036 •		3,282	2,869

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.954% due 03/25/2036 •		$849	$758
6.034% due 10/25/2036 •		96	56
6.334% due 09/25/2035 ^•		4,930	4,574
7.250% due 05/25/2036 þ		350	178

Citizens Auto Receivables Trust
6.130% due 07/15/2026		5,900	5,906
6.263% due 07/15/2026 •		6,500	6,518

Countrywide Asset-Backed Certificates Trust
4.024% due 05/25/2036 •		2,579	2,470
5.574% due 06/25/2035 •		85	73
5.574% due 07/25/2037 •		275	248
5.574% due 04/25/2047 •		56	52
5.614% due 11/25/2047 ^•		32	30
5.634% due 06/25/2047 ^•		63	54
5.644% due 05/25/2047 ^•		103	89
5.654% due 09/25/2037 ^•		134	134
5.684% due 06/25/2047 •		2,076	1,979
5.714% due 03/25/2037 •		1,990	1,853
5.714% due 12/25/2046 •		1,816	1,663
5.724% due 10/25/2047 •		7,600	6,578
5.734% due 03/25/2047 ^•		399	388
5.834% due 02/25/2037 •		98	90
5.894% due 05/25/2037 •		1,840	1,722
5.914% due 04/25/2037 •		217	180
5.974% due 03/25/2036 •		249	216
6.034% due 06/25/2036 •		10	10
6.174% due 08/25/2047 •		199	189
6.394% due 02/25/2036 •		2,466	2,358
6.469% due 12/25/2035 •		145	136
6.867% due 09/25/2046 þ		1,824	1,136
7.384% due 08/25/2035 •		3,000	2,732

Countrywide Partnership Trust
6.334% due 02/25/2035 •		1,037	979

CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,332	251

CVC Cordatus Loan Fund DAC
4.296% due 07/21/2030 •	EUR	570	596
4.475% due 09/15/2031 •		3,191	3,315

DLLAA LLC
5.930% due 07/20/2026		$1,400	1,400

DT Auto Owner Trust
6.290% due 08/16/2027		11,678	11,693

ECMC Group Student Loan Trust
6.429% due 07/25/2069 •		299	295

Ellington Loan Acquisition Trust
6.534% due 05/25/2037 •		3,004	2,864

EMC Mortgage Loan Trust
6.734% due 02/25/2041 «•		4	4

Encore Credit Receivables Trust
6.169% due 09/25/2035 •		20	20

Euro-Galaxy CLO DAC
4.318% due 04/24/2034 •	EUR	3,149	3,262

Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$1,700	1,698
6.110% due 09/15/2025		5,100	5,100

FHF Trust
6.570% due 06/15/2028		8,812	8,724

Fieldstone Mortgage Investment Trust
5.814% due 05/25/2036 •		104	72
5.974% due 05/25/2036 •		2,386	1,656

Fifth Third Auto Trust
5.800% due 11/16/2026		4,400	4,398

First Franklin Mortgage Loan Trust
5.539% due 10/25/2036 •		11,966	10,071
5.594% due 11/25/2036 •		82	81
5.744% due 09/25/2036 •		6,800	6,201
5.914% due 04/25/2036 •		2,757	2,432
5.934% due 06/25/2036 •		3,500	3,026
6.154% due 11/25/2035 •		352	321

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		5,800	5,791

FREED ABS Trust
1.910% due 03/19/2029		2,066	2,056

Fremont Home Loan Trust
5.569% due 10/25/2036 •		440	387
5.574% due 11/25/2036 •		2,462	1,433

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.584% due 10/25/2036 •		$731	$295
5.754% due 08/25/2036 •		9,966	3,231
5.774% due 02/25/2037 •		4,672	1,581
6.169% due 01/25/2035 •		93	90
6.484% due 11/25/2034 •		1,085	987

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		264	264

GE-WMC Asset-Backed Pass-Through Certificates
6.074% due 12/25/2035 •		9,996	9,439

GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		6,201	6,159
6.040% due 03/15/2027		4,763	4,759

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		5,700	5,684
5.634% due 08/20/2024		2,885	2,886
5.764% due 01/20/2026 •		1,000	1,001

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		3,700	3,697

GSAA Home Equity Trust
4.855% due 03/25/2036 ~		162	37
5.534% due 05/25/2037 •		180	57
5.574% due 03/25/2036 •		138	48
5.674% due 06/25/2036 •		59	13
5.834% due 03/25/2037 •		1,372	395
5.995% due 03/25/2046 ^~		1,315	495
6.074% due 04/25/2047 •		274	131
6.499% due 06/25/2035 •		76	73
6.795% due 06/25/2036 þ		245	63

GSAMP Trust
5.484% due 12/25/2046 •		137	68
5.524% due 01/25/2037 •		1,050	605
5.534% due 12/25/2046 •		100	50
5.564% due 12/25/2046 •		5,213	2,763
5.574% due 12/25/2036 •		2,424	1,302
5.584% due 12/25/2046 •		495	245
5.604% due 12/25/2036 •		285	138
5.614% due 11/25/2035 •		1	0
5.664% due 01/25/2037 •		3,394	2,708
5.734% due 09/25/2036 •		3,840	1,359
5.834% due 01/25/2047 •		1,570	838
5.914% due 03/25/2046 •		109	105
5.934% due 05/25/2046 •		518	478
7.234% due 06/25/2035 •		197	184

GSRPM Mortgage Loan Trust
6.334% due 03/25/2035 •		911	897

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	2,495	2,587

HERA Commercial Mortgage Ltd.
6.495% due 02/18/2038 •		$4,918	4,765

Home Equity Asset Trust
6.109% due 02/25/2036 •		195	187

Home Equity Loan Trust
5.664% due 04/25/2037 •		4,948	4,748
5.774% due 04/25/2037 •		314	255

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		7,500	7,495

HSI Asset Securitization Corp. Trust
5.614% due 04/25/2037 •		809	521
5.634% due 07/25/2036 •		111	47
5.654% due 12/25/2036 •		811	218
5.754% due 05/25/2037 •		19	19
5.914% due 11/25/2035 •		620	560

Hyundai Auto Receivables Trust
5.480% due 04/17/2028		3,800	3,797

Invesco Euro CLO DAC
4.313% due 07/15/2031 •	EUR	1,000	1,035

IXIS Real Estate Capital Trust
5.834% due 03/25/2036 ^•		$179	94
5.894% due 01/25/2037 •		10,868	3,891

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		109	107
5.734% due 07/25/2036 •		57	24
5.834% due 07/25/2036 •		1,874	1,737

Jubilee CLO DAC
4.273% due 04/15/2030 •	EUR	6,700	6,994
4.313% due 04/15/2031 •		5,700	5,910

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO Ltd.
6.970% due 04/15/2031 •		$3,850	$3,815

KKR Static CLO Ltd.
7.926% due 07/20/2031 •		5,000	5,009

Lehman XS Trust
5.754% due 05/25/2036 •		62	52

LendingClub Receivables Trust
3.750% due 01/15/2027		349	348

Long Beach Mortgage Loan Trust
5.734% due 05/25/2036 •		50	28
5.754% due 12/25/2036 •		368	248
5.774% due 12/25/2036 •		262	94
5.874% due 02/25/2036 •		355	335
5.954% due 08/25/2045 •		20	19
5.974% due 05/25/2046 •		331	100
6.034% due 01/25/2036 •		7,628	6,487
6.079% due 11/25/2035 •		2	2
6.349% due 08/25/2035 •		5,466	4,704
6.409% due 04/25/2035 •		63	62

M360 Ltd.
7.688% due 11/22/2038 •		6,463	6,326

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •	EUR	872	916
4.535% due 12/15/2031 •		6,824	7,056

Marathon CLO Ltd.
6.720% due 04/15/2029 •		$3,567	3,568

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •		8	8

Master Credit Card Trust
6.163% due 01/21/2027 •		12,400	12,404

MASTR Asset-Backed Securities Trust
5.484% due 01/25/2037 •		1,203	342
5.634% due 10/25/2036 •		8,408	4,164
5.644% due 05/25/2037 •		1,537	1,446
5.654% due 11/25/2036 •		499	162
5.754% due 10/25/2036 •		265	131
5.914% due 03/25/2036 •		39	23
6.014% due 12/25/2035 •		8	8
6.184% due 10/25/2035 ^•		7,537	6,884
7.234% due 07/25/2034 «•		165	145

MASTR Specialized Loan Trust
6.559% due 11/25/2035 •		558	522

Merrill Lynch Mortgage Investors Trust
4.489% due 03/25/2037 •		63,033	16,024
5.654% due 07/25/2037 •		366	160
5.654% due 08/25/2037 •		2,390	1,219
5.934% due 07/25/2037 •		186	44
5.954% due 02/25/2037 •		656	198

MF1 Ltd.
6.895% due 10/16/2036 •		12,800	12,408
7.077% due 02/19/2037 •		12,500	12,241
7.195% due 10/16/2036 •		12,800	12,360

MFA Trust
2.363% due 03/25/2060 þ		790	761

MKS CLO Ltd.
6.588% due 07/20/2030 •		4,969	4,964

Morgan Stanley ABS Capital, Inc. Trust
5.514% due 11/25/2036 •		380	215
5.524% due 01/25/2037 •		278	123
5.544% due 12/25/2036 •		6,674	3,261
5.544% due 03/25/2037 •		552	236
5.564% due 10/25/2036 •		19	17
5.564% due 01/25/2037 •		219	97
5.564% due 02/25/2037 •		2,879	2,089
5.569% due 11/25/2036 •		399	261
5.614% due 03/25/2037 •		885	379
5.644% due 01/25/2037 •		200	89
5.649% due 03/25/2037 •		2,671	1,064
5.664% due 10/25/2036 •		571	295
5.664% due 11/25/2036 •		1,532	866
5.714% due 08/25/2036 •		364	186
5.754% due 09/25/2036 •		602	263
5.794% due 02/25/2037 •		15,778	4,937
5.934% due 04/25/2036 •		2,272	2,091
6.139% due 12/25/2034 •		21	20
6.289% due 03/25/2034 •		1,062	1,051

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.349% due 03/25/2035 •		$26	$25
6.364% due 07/25/2035 •		644	619
9.234% due 02/25/2047 •		96	80

Morgan Stanley Dean Witter Capital, Inc. Trust
6.414% due 02/25/2033 «•		71	68

Morgan Stanley Home Equity Loan Trust
5.534% due 12/25/2036 •		970	469

Morgan Stanley Mortgage Loan Trust
5.614% due 12/25/2036 •		3,758	1,404
5.774% due 11/25/2036 •		29	8
6.154% due 04/25/2037 •		32	9

Nationstar Home Equity Loan Trust
5.974% due 09/25/2036 •		6,180	5,907

Nelnet Student Loan Trust
5.874% due 09/27/2066 •		5,846	5,820
6.640% due 02/20/2041		1,231	1,225
7.514% due 02/20/2041 •		1,349	1,352

New Century Home Equity Loan Trust
6.214% due 03/25/2035 •		299	285
6.409% due 11/25/2034 •		286	284

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.094% due 10/25/2036 ^•		141	32
6.532% due 10/25/2036 ^þ		174	41

NovaStar Mortgage Funding Trust
5.634% due 09/25/2037 •		294	284
5.754% due 10/25/2036 •		196	104
6.514% due 06/25/2035 •		27	27

Oaktree CLO Ltd.
6.730% due 07/15/2034 •		6,500	6,450

OCP CLO Ltd.
6.708% due 07/20/2029 •		265	265

Oportun Issuance Trust
5.940% due 10/09/2029		2,173	2,167

Option One Mortgage Loan Trust
5.534% due 07/25/2036 •		3,768	1,724
5.564% due 07/25/2037 •		5,650	3,565
5.574% due 01/25/2037 •		4,587	2,653
5.574% due 03/25/2037 •		1,932	1,700
5.654% due 04/25/2037 •		546	399
5.654% due 05/25/2037 •		409	241
5.974% due 01/25/2036 •		1,626	1,461
6.214% due 02/25/2035 •		283	266

Ownit Mortgage Loan Trust
6.259% due 08/25/2036 •		11,602	10,134
6.334% due 10/25/2036 ^•		27	25

OZLM Ltd.
6.688% due 10/20/2031 •		3,950	3,943
7.038% due 07/20/2032 •		6,650	6,518
7.288% due 10/20/2031 •		1,485	1,472
7.288% due 07/20/2032 •		4,050	4,010

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		218	218
2.030% due 10/15/2029		5,974	5,850
6.060% due 03/15/2030		10,539	10,489
7.128% due 06/16/2031		1,700	1,707

Palmer Square European Loan Funding
5.611% due 04/12/2032 •	EUR	21,852	23,161

Palmer Square European Loan Funding DAC
4.443% due 04/15/2031 •		12,207	12,771

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.484% due 10/25/2034 •		$26	25
7.084% due 12/25/2034 «•		111	112
7.159% due 02/25/2035 •		7,592	6,714
7.234% due 12/25/2034 •		30	29
7.309% due 12/25/2034 •		4,101	3,640

Popular ABS Mortgage Pass-Through Trust
5.929% due 07/25/2036 •		279	259
6.304% due 02/25/2036 •		3,675	3,284

PRET LLC
1.744% due 07/25/2051 þ		3,523	3,285
1.843% due 09/25/2051 þ		9,166	8,335
1.868% due 07/25/2051 þ		2,404	2,235
1.992% due 02/25/2061 þ		2,230	2,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.240% due 09/27/2060 þ		$1,108	$1,072
2.487% due 10/25/2051 ~		1,065	971
2.487% due 10/25/2051 þ		6,271	5,922
3.721% due 07/25/2051 þ		8,554	8,293
5.240% due 04/25/2052 þ		5,903	5,751
5.927% due 06/25/2052 þ		13,345	12,983

PRPM LLC
3.720% due 02/25/2027 þ		6,076	5,840

RAAC Trust
6.139% due 02/25/2036 •		6,741	6,275

Reach ABS Trust
7.050% due 02/18/2031		1,944	1,949

Ready Capital Mortgage Financing LLC
6.965% due 01/25/2037 •		10,893	10,936

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		2,157	780
5.612% due 04/25/2037 þ		368	103
6.534% due 09/25/2037 •		164	69

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		2,705	2,415
4.320% due 09/25/2030		1,772	1,666
5.380% due 11/25/2030		8,462	8,328

Residential Asset Mortgage Products Trust
5.220% due 08/25/2034 •		3,045	2,949
5.874% due 12/25/2035 •		15	14
6.034% due 03/25/2036 •		129	124
6.124% due 10/25/2035 •		72	71
6.684% due 10/25/2034 •		1,034	922

Residential Asset Securities Corp. Trust
5.704% due 08/25/2036 •		353	341
5.724% due 06/25/2033 •		46	41
6.094% due 12/25/2035 •		2,760	2,611
6.319% due 12/25/2035 •		17,408	15,191
6.679% due 02/25/2035 •		4,966	4,648

Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		11,500	11,495
6.180% due 02/16/2027		18,400	18,420

Saxon Asset Securities Trust
5.884% due 09/25/2036 •		8,365	6,567

Sculptor European CLO DAC
4.713% due 10/15/2034 •	EUR	10,510	10,840

Securitized Asset-Backed Receivables LLC Trust
5.534% due 10/25/2036 ^•		$23,930	8,142
5.594% due 08/25/2036 •		2,172	706
5.774% due 08/25/2036 ^•		17	6
5.914% due 07/25/2036 •		776	310
6.079% due 10/25/2035 •		2,196	1,804
6.094% due 08/25/2035 ^•		38	30
6.154% due 10/25/2035 •		1,317	1,069
6.394% due 01/25/2036 ^•		258	226
6.484% due 03/25/2035 •		40	39

SG Mortgage Securities Trust
5.574% due 10/25/2036 •		110	96
6.319% due 10/25/2035 •		5,879	4,580

Shelter Growth CRE Issuer Ltd.
7.623% due 06/17/2037 •		13,400	13,414
8.520% due 06/17/2037 •		8,658	8,505

SMB Private Education Loan Trust
1.310% due 07/17/2051		6,198	5,474
4.550% due 02/16/2055		11,220	10,326
6.714% due 11/15/2052 •		1,450	1,454

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		710	650

Sound Point CLO Ltd.
6.593% due 07/25/2030 •		4,601	4,590
6.597% due 01/23/2029 •		7	7
6.638% due 10/20/2028 •		1,664	1,666

Soundview Home Loan Trust
5.514% due 06/25/2037 •		51	34
5.604% due 07/25/2037 •		227	190
5.604% due 08/25/2037 •		686	558
5.614% due 02/25/2037 •		2,133	603
5.634% due 06/25/2037 •		789	546
5.694% due 02/25/2037 •		122	35
5.899% due 02/25/2036 •		847	774
6.334% due 10/25/2037 •		3,969	3,106

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.734% due 10/25/2037 •		$1,202	$872

Specialty Underwriting & Residential Finance Trust
4.666% due 12/25/2036 •		246	231
5.574% due 11/25/2037 •		2,304	1,251
5.734% due 06/25/2037 •		38	22
5.734% due 09/25/2037 •		282	195
5.784% due 04/25/2037 •		2,795	1,889

Structured Asset Investment Loan Trust
5.564% due 07/25/2036 •		27	19
5.584% due 09/25/2036 •		13	12
5.614% due 09/25/2036 •		6,426	3,960
6.054% due 01/25/2036 •		65	59
6.214% due 02/25/2035 •		756	730
6.364% due 06/25/2035 •		263	246
6.384% due 08/25/2033 •		168	164
8.584% due 08/25/2033 •		120	106

Structured Asset Securities Corp. Mortgage Loan Trust
5.569% due 07/25/2036 •		13	13
5.594% due 03/25/2036 •		8	8
5.744% due 08/25/2046 •		3,405	3,050
5.774% due 12/25/2036 •		25	24
5.854% due 02/25/2037 •		331	319
6.944% due 04/25/2035 •		1	1

Theorem Funding Trust
1.850% due 02/15/2028		1,483	1,470

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	9,000	9,354

Towd Point Mortgage Trust
3.000% due 11/25/2058 ~		$45	44

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		5,900	5,889
5.604% due 08/15/2024		6,512	6,513

Upstart Pass-Through Trust Series
3.800% due 04/20/2030		4,927	4,731

Upstart Securitization Trust
3.120% due 03/20/2032		9,464	9,306
4.370% due 05/20/2032		2,072	2,057
5.500% due 06/20/2032		11,044	10,759

Venture CLO Ltd.
6.450% due 04/15/2027 •		51	51
6.488% due 10/20/2028 •		5,411	5,405
6.608% due 04/20/2029 •		486	486
6.638% due 07/20/2030 •		4,111	4,083
6.680% due 08/28/2029 •		106	106

Vibrant CLO Ltd.
7.288% due 07/20/2032 •		9,125	8,995

WaMu Asset-Backed Certificates WaMu Trust
5.659% due 05/25/2037 •		98	89
5.674% due 05/25/2037 •		402	341

Washington Mutual Asset-Backed Certificates Trust
5.554% due 11/25/2036 •		702	246
5.744% due 08/25/2036 •		1,843	1,722

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •		2,554	2,553

Wells Fargo Home Equity Asset-Backed Securities Trust
6.184% due 12/25/2035 •		422	412

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		7,420	7,412
5.983% due 10/15/2026 •		7,050	7,053

World Omni Auto Receivables Trust
5.570% due 12/15/2026		1,900	1,896

Total Asset-Backed Securities (Cost $1,097,800)			1,025,746

SOVEREIGN ISSUES 0.6%

Brazil Government International Bond
4.750% due 01/14/2050		995	691

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (g)	BRL	62,000	11,991

Mexico Government International Bond
2.750% due 11/27/2031 (h)	MXN	32,752	1,577

Russia Government International Bond
5.250% due 06/23/2047 ^(e)		$600	219

Total Sovereign Issues (Cost $15,159)			14,478

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 44.4%

COMMERCIAL PAPER 6.0%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023	$450	$450
5.550% due 10/04/2023	900	899
5.550% due 10/17/2023	400	399
5.550% due 10/19/2023	450	449

Ameren Corp.
5.550% due 10/10/2023	600	599

American Electric Power Co., Inc.
5.520% due 10/18/2023	4,100	4,088
5.570% due 10/16/2023	750	748

Arrow Electronics, Inc.
5.850% due 10/02/2023	4,650	4,648
5.900% due 10/25/2023 (c)	250	249
5.900% due 10/26/2023 (c)	450	448

Consolidated Edison Co. of New York, Inc.
5.520% due 10/30/2023	1,750	1,742

Constellation Brands, Inc.
5.700% due 10/03/2023	400	400

Crown Castle, Inc.
6.000% due 11/02/2023	7,535	7,493
6.050% due 10/05/2023	4,600	4,596

Diageo Capital PLC
5.500% due 10/16/2023	7,900	7,880
5.500% due 10/23/2023	1,700	1,694

Discovery Communications LLC
5.970% due 10/16/2023 (c)	7,100	7,080

Dominion Resources, Inc.
5.540% due 10/24/2023	650	647
5.540% due 10/31/2023	2,500	2,488
5.550% due 10/05/2023	250	250
5.550% due 10/17/2023	900	898
5.550% due 10/26/2023	1,250	1,245

Electricite de France SA
5.510% due 10/23/2023	4,500	4,483
5.510% due 10/27/2023	2,750	2,738

Enbridge (U.S.) Inc.
5.560% due 10/03/2023	1,700	1,699
5.560% due 10/20/2023	4,450	4,435

Enel Finance America LLC
5.550% due 10/04/2023	250	250
5.550% due 10/27/2023	550	548
5.550% due 10/31/2023	500	498

Energy Transfer LP
5.850% due 10/04/2023	1,700	1,699

Entergy Corp.
5.530% due 10/27/2023	550	548

Fidelity National Information services, Inc.
5.520% due 10/11/2023	1,800	1,797
5.530% due 10/12/2023	1,850	1,846
5.550% due 10/12/2023	1,400	1,397
5.550% due 10/16/2023	1,150	1,147
5.550% due 10/17/2023	1,550	1,546
5.550% due 10/19/2023	1,650	1,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Payments, Inc.
6.030% due 10/16/2023	$1,550	$1,545
6.030% due 10/25/2023	10,900	10,852

Haleon UK Capital PLC
5.550% due 11/02/2023 (c)	250	249
5.580% due 10/10/2023	350	349

Humana, Inc.
5.530% due 10/02/2023	700	700
5.580% due 10/16/2023	650	648
5.580% due 10/17/2023	1,150	1,147
5.580% due 10/23/2023	700	697
5.580% due 10/26/2023	900	896

Intercontinental Exchange,Inc.
5.560% due 10/16/2023	750	748
5.560% due 10/25/2023	650	647
5.560% due 10/26/2023	650	647

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	1,650	1,649

L3Harris Technologies, Inc.
5.630% due 10/10/2023	700	699
5.650% due 10/02/2023	2,100	2,099

LSEGA Financing PLC
5.500% due 10/05/2023	2,300	2,298
5.510% due 10/26/2023	1,200	1,195

Marathon Oil Corp.
6.000% due 10/06/2023	3,350	3,346
6.030% due 10/13/2023	1,500	1,497

Marriott International, Inc.
5.540% due 10/11/2023	350	349
5.540% due 10/13/2023	1,000	998

Microchip Technology, Inc.
5.580% due 10/04/2023	250	250
5.600% due 10/11/2023	250	249
5.600% due 10/30/2023	1,500	1,493
5.600% due 11/07/2023	1,250	1,242

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	650	649

Oracle Corp.
5.500% due 10/23/2023	1,600	1,594
5.510% due 10/27/2023	300	299
5.520% due 10/26/2023	9,450	9,411
5.530% due 11/08/2023	900	894

Penske Truck Leasing Co. LP
5.500% due 10/02/2023	2,200	2,199
5.510% due 10/04/2023	250	250
5.520% due 10/12/2023	3,050	3,044
5.520% due 10/17/2023	1,500	1,496

Sempra Energy
5.530% due 10/17/2023	400	399
5.530% due 10/18/2023	2,800	2,792
5.530% due 10/19/2023	250	249
5.530% due 10/23/2023	700	697

Southern California Edison
5.550% due 10/02/2023	550	550
5.550% due 10/04/2023	450	450
5.550% due 10/13/2023 (c)	1,350	1,347

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Targa Resources Corp.
6.150% due 10/05/2023	$2,900	$2,897
6.150% due 10/23/2023	7,900	7,872

Thomson Reuters Corp.
5.520% due 10/25/2023	250	249

Walgreens Boots Alliance, Inc.
6.050% due 10/13/2023	500	499

		149,992

REPURCHASE AGREEMENTS (l) 35.9%
		900,900

SHORT-TERM NOTES 0.7%

Fifth Third Auto Trust
5.618% due 08/15/2024	3,390	3,391

Westlake Automobile Receivables Trust
5.781% due 08/15/2024	14,965	14,969

		18,360

U.S. TREASURY BILLS 1.8%
5.383% due 10/05/2023 - 11/16/2023 (c)(f)(g)(n)(p)	46,577	46,442

Total Short-Term Instruments (Cost $1,115,755)		1,115,694

Total Investments in Securities (Cost $3,553,908)		3,399,115

	SHARES
INVESTMENTS IN AFFILIATES 3.9%

SHORT-TERM INSTRUMENTS 3.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%

PIMCO Short Asset Portfolio	10,052,946	97,282

Total Short-Term Instruments (Cost $97,075)		97,282

Total Investments in Affiliates (Cost $97,075)		97,282

Total Investments 139.3% (Cost $3,650,983)		$3,496,397

Financial Derivative Instruments (m)(o) 0.5% (Cost or Premiums, net $23,362)		12,527

Other Assets and Liabilities, net (39.8)%		(998,450)

Net Assets 100.0%		$2,510,474

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

(e)	Security is not accruing income as of the date of this report.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.

(k)  RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$4,400	$3,981	0.16%
Deutsche Bank AG	3.035	05/28/2032	05/27/2021 - 06/16/2021	3,103	2,374	0.09

				$7,503	$6,355	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(l)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.370%	09/29/2023	10/02/2023	$409,800	U.S. Treasury Bonds 2.250% due 05/15/2041	$(419,520)	$409,800	$409,983
BRC	5.320	10/02/2023	10/03/2023	425,500	U.S. Treasury Notes 3.125% due 08/31/2027	(434,174)	425,500	425,500
FICC	5.310	09/29/2023	10/02/2023	65,600	U.S. Treasury Bonds 4.375% due 05/15/2041	(66,912)	65,600	65,629

Total Repurchase Agreements						$(920,606)	$900,900	$901,112

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$409,983	$0	$0	$409,983	$(419,520)	$(9,537)
BRC	425,500	0	0	425,500	(434,174)	(8,674)
FICC	65,629	0	0	65,629	(66,912)	(1,283)

Total Borrowings and Other Financing Transactions	$901,112	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(926) at a weighted average interest rate of 5.349%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	27	$27	$(10)	$(13)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	27	27	(8)	(6)

Total Written Options					$(18)	$(19)

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA September Futures	12/2024	85	$24,611	$55	$33	$(26)
U.S. Treasury 2-Year Note December Futures	12/2023	1,539	311,972	(778)	156	0
U.S. Treasury Long-Term Bond December Futures	12/2023	295	33,565	(1,821)	83	0

				$(2,544)	$272	$(26)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2024	49	$(12,513)	$10	$13	$(15)
3-Month SOFR Active Contract December Futures	03/2025	161	(38,403)	(2)	0	(10)
3-Month SOFR Active Contract September Futures	12/2024	616	(146,439)	694	0	(31)
Australia Government 10-Year Bond December Futures	12/2023	189	(13,607)	225	98	(1)
Euro-Bund December Futures	12/2023	65	(8,840)	222	106	(106)
Euro-Buxl 30-Year Bond December Futures	12/2023	24	(3,105)	273	73	(71)
U.S. Treasury 5-Year Note December Futures	12/2023	92	(9,693)	66	0	(14)
U.S. Treasury 10-Year Note December Futures	12/2023	323	(34,904)	192	0	(66)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	274	(32,520)	2,194	0	(103)

				$3,874	$290	$(417)

Total Futures Contracts				$1,330	$562	$(443)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.799%	$	500	$6	$(4)	$2	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		7,100	114	(85)	29	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		2,200	(12)	9	(3)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		5,100	34	44	78	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		500	6	2	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		4,890	970	(417)	553	14	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		5,855	705	85	790	28	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.011	EUR	200	(19)	19	0	0	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.792		13,300	160	(93)	67	3	0

							$1,964	$(440)	$1,524	$45	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$	7,200	$(55)	$(16)	$(71)	$14	$0
iTraxx Crossover 40 5-Year Index	(5.000)	Quarterly	12/20/2028	EUR	400	(10)	(3)	(13)	0	(3)
iTraxx Europe Main 40 5-Year Index	(1.000)	Quarterly	12/20/2028		2,500	(23)	(4)	(27)	0	(3)

						$(88)	$(23)	$(111)	$14	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$14,000	$195	$(5)	$190	$1	$(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	54,000	659	6	665	0	(11)

					$854	$1	$855	$1	$(12)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/20/2034	GBP	4,100	$(128)	$33	$(95)	$21	$0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.900	Annual	03/21/2034	JPY	1,330,000	50	92	142	44	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034		10,520,000	(75)	526	451	348	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024	$	416,500	(16,552)	1,222	(15,330)	0	(122)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		270,300	5,046	2,169	7,215	0	(15)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		85,400	(900)	8	(892)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		71,900	(5,442)	(2,016)	(7,458)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		109,250	1,089	4,843	5,932	0	(132)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		18,650	(64)	(395)	(459)	27	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/20/2029		13,000	416	138	554	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		131,750	2,455	8,357	10,812	0	(190)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		1,600	(5)	(45)	(50)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		119,200	2,574	23,687	26,261	0	(150)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		106,530	888	3,850	4,738	0	(192)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		99,200	10,326	8,756	19,082	0	(154)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		177,000	11,319	7,586	18,905	0	(315)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		4,100	(16)	(159)	(175)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,800	(7)	(64)	(71)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		4,600	(16)	(128)	(144)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		6,600	(24)	(152)	(176)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		4,400	(18)	(21)	(39)	7	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		2,700	(10)	(15)	(25)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		3,100	(12)	(13)	(25)	0	(25)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		20,500	(1,196)	(11)	(1,207)	0	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/20/2034		7,300	374	173	547	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		44,400	8,570	13,782	22,352	0	(121)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		2,100	(516)	(304)	(820)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		26,400	1,424	4,415	5,839	0	(107)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/20/2054		3,700	411	182	593	0	(17)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	559,600	(1)	(1,495)	(1,496)	422	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	122,000	(123)	(1,477)	(1,600)	0	(651)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	1,300	(5)	(7)	(12)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		4,300	(16)	(13)	(29)	0	(29)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		47,000	(511)	(870)	(1,381)	0	(22)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		22,100	214	1,050	1,264	0	(70)
Receive(6)	CAONREPO Index	3.250	Semi-Annual	03/20/2034	CAD	22,800	980	148	1,128	0	(59)

							$20,499	$73,832	$94,331	$974	$(2,413)

Total Swap Agreements							$23,229	$73,370	$96,599	$1,034	$(2,432)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(7)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$562	$1,034	$1,596	$(19)	$(443)	$(2,439)	$(2,901)

(n)

Securities with an aggregate market value of $37,934 and cash of $24,227 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(7) for closed swap agreements is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	DKK	76,479		$11,192	$351	$0
	10/2023	MXN	22,968		1,296	0	(19)
	10/2023		$11,739	DKK	82,902	13	0
	11/2023	CAD	3,219		$2,360	0	(12)
	11/2023	DKK	82,773		11,739	0	(12)
	11/2023	EUR	7,883		8,473	124	0
	11/2023	GBP	1,652		2,060	44	0
	11/2023	JPY	2,439,300		16,665	229	0
	12/2023	EUR	625		664	1	0
	12/2023	HKD	51,414		6,580	4	0
	12/2023		$140	INR	11,688	0	0
	12/2023		93	KRW	123,109	0	(1)
	01/2024	PLN	10,566		$2,423	15	0

BPS	10/2023	DKK	94,004		13,730	404	0
	10/2023		$8,353	CAD	11,400	43	0
	10/2023		50,210	JPY	7,350,000	0	(814)
	10/2023		91	ZAR	1,681	0	(2)
	11/2023	CAD	22,180		$16,516	176	0
	11/2023	EUR	1,282		1,389	31	0
	11/2023	JPY	1,783,667		12,524	506	0
	11/2023	NZD	330		199	2	0
	11/2023		$1,488	CAD	1,993	0	(19)
	12/2023	BRL	19,438		$3,800	0	(30)
	12/2023	CHF	5,117		5,700	61	0
	12/2023	GBP	6,500		7,951	29	(12)
	12/2023	HUF	491,718		1,300	0	(18)
	12/2023	NOK	39,800		3,700	0	(29)
	12/2023		$142	KRW	188,464	0	(2)
	03/2024		131	TWD	4,137	0	(1)

BRC	11/2023	AUD	270		$175	1	0
	11/2023	CHF	5,439		6,109	140	0
	11/2023	EUR	128,439		141,269	5,233	0
	11/2023	GBP	303		384	15	0
	11/2023	NOK	48,145		4,487	0	(19)
	11/2023		$13,361	CAD	18,223	63	0
	12/2023	HUF	595,064		$1,600	5	0
	12/2023	MXN	35,806		2,000	0	(28)
	01/2024	PLN	878		201	1	0

BSH	11/2023		$60,047	JPY	8,770,000	0	(976)
	01/2024	BRL	41,000		$8,226	160	0

CBK	10/2023		10,208		2,038	8	0
	10/2023	CAD	26,000		19,496	351	0
	10/2023	DKK	43,800		6,504	295	0
	10/2023	MXN	2,726		157	0	0
	10/2023		$2,071	BRL	10,208	0	(41)
	11/2023	AUD	3,340		$2,156	9	(4)
	11/2023	CHF	32,758		37,810	1,859	0
	11/2023	GBP	11,312		14,262	456	0
	11/2023	JPY	453,800		3,134	76	0
	11/2023	SEK	111,318		10,482	275	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023		$101	CAD	136	$0	$(1)
	11/2023		3,813	GBP	3,102	0	(28)
	12/2023	ILS	1,621		$425	0	(1)

FAR	10/2023	BRL	10,223		2,102	68	0
	10/2023		$2,042	BRL	10,223	0	(8)
	11/2023		2,102		10,268	0	(68)

GLM	10/2023	MXN	36,691		$2,097	0	(4)
	10/2023		$2,029	MXN	34,985	0	(22)
	10/2023		257	ZAR	4,827	0	(3)
	12/2023	EUR	312		$334	3	0
	12/2023		$707	MXN	12,257	0	(12)
	12/2023		500	SEK	5,522	7	0
	01/2024	BRL	21,000		$4,145	13	0
	03/2024	CNH	74,028		10,247	8	0
	03/2024		$4	IDR	57,194	0	0

JPM	10/2023	MXN	5,127		$292	0	(2)
	10/2023		$12,379	DKK	87,554	32	0
	11/2023	AUD	14,634		$9,468	46	0
	11/2023	DKK	87,418		12,379	0	(32)
	11/2023	GBP	46,286		59,026	2,539	0
	11/2023	MXN	44		3	0	0
	11/2023	NOK	22,024		2,164	103	0
	12/2023	EUR	812		870	8	0
	12/2023	SGD	13,859		10,215	41	0
	12/2023		$774	AUD	1,200	0	(1)
	12/2023		1,000	CAD	1,352	0	(4)
	12/2023		189	INR	15,785	0	0
	12/2023		161	TWD	5,100	0	(2)
	03/2024		180	CNH	1,298	0	(1)

MBC	10/2023	JPY	7,350,000		$53,186	3,790	0
	10/2023		$10,797	CAD	14,600	0	(48)
	11/2023	CAD	14,594		$10,797	48	0
	11/2023	JPY	8,770,000		61,858	2,787	0
	12/2023	ILS	2,388		627	0	(1)
	12/2023		$1,100	JPY	159,521	0	(19)
	01/2024	HUF	212,813		$580	12	0
	03/2024		$13	TWD	412	0	0

MYI	10/2023	DKK	6,930		$1,021	38	0
	11/2023	AUD	1,541		990	0	(3)
	11/2023	JPY	506,100		3,469	59	0
	11/2023	SEK	79,305		7,179	9	(101)
	11/2023	ZAR	66,976		3,519	0	(3)
	12/2023	PLN	8,362		1,900	0	(9)
	12/2023		$271	KRW	360,220	0	(4)
	12/2023		1,800	MXN	31,126	0	(37)
	12/2023		1,096	TWD	34,836	0	(10)
	03/2024	IDR	963,568		$63	1	0
	03/2024		$6	IDR	94,508	0	0

SCX	11/2023	AUD	40,055		$26,307	517	0
	11/2023	EUR	16,294		18,043	784	0
	12/2023		$202	INR	16,812	0	0
	12/2023		87	TWD	2,728	0	(2)
	03/2024		2	IDR	37,323	0	0

SOG	12/2023		1,058	KRW	1,398,126	0	(20)
	03/2024		140	TWD	4,399	0	(1)

TOR	11/2023	CAD	100		$75	1	0
	11/2023	JPY	9,942,562		70,332	3,341	0
	11/2023		$44	CAD	59	0	0
	12/2023		121	INR	10,108	0	0
	12/2023		948	NZD	1,600	11	0

UAG	11/2023	CAD	3,600		$2,700	48	0
	11/2023	EUR	102,190		112,713	4,479	0
	11/2023	NZD	20,185		12,001	7	(104)
	12/2023		$1,215	INR	101,622	3	0
	12/2023		65	KRW	85,876	0	(1)

Total Forward Foreign Currency Contracts						$29,783	$(2,591)

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	1,300	$(3)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	1,300	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	1,700	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	1,700	(6)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	1,100	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	1,100	(4)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	600	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	100	0	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	2,600	(7)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	2,600	(7)	(9)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	2,300	(5)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	2,300	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	1,400	(5)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	1,400	(5)	(8)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	2,500	(5)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	2,500	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	2,100	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	2,100	(8)	(20)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	2,100	(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	2,100	(7)	(40)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	1,900	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	1,900	(5)	(4)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	2,400	(5)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	2,400	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	800	(3)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	2,000	(7)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	2,000	(7)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	2,600	(7)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	2,600	(6)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	1,400	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	1,400	(5)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	800	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	800	(4)	(9)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	1,400	(8)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	1,400	(8)	(46)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	800	(4)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	800	(4)	(22)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	600	(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	600	(3)	(18)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,000	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,000	(4)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	800	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	800	(3)	(8)

Total Written Options							$(219)	$(338)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.705%	EUR 1,600	$370	$(212)	$158	$0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RADMFXNT Index	64,549	5.110% (1-Month USD-LIBOR less a specified spread)	Monthly	10/04/2023	$103,124	$0	$(3,275)	$0	$(3,275)
	Receive	RADMFENT Index	1,109	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	1,594	0	(7)	0	(7)
	Receive	RADMFXNT Index	3,580	5.190% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023	5,560	0	(22)	0	(22)
	Receive	RADMFENT Index	3,984	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/25/2023	5,728	0	(25)	0	(25)
	Receive	RADMFENT Index	34,347	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	49,381	0	(217)	0	(217)
	Receive	RADMFENT Index	26,925	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	38,710	0	(170)	0	(170)
	Receive	RADMFENT Index	16,192	5.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	23,279	0	(101)	0	(101)
	Receive	RADMFENT Index	20,263	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	29,132	0	(127)	0	(127)
	Receive	RADMFXNT Index	16,944	5.425% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	26,314	0	(110)	0	(110)
	Receive	RADMFXNT Index	15,135	5.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	23,505	0	(62)	0	(62)
	Receive	RADMFXNT Index	24,248	5.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	37,657	0	(158)	0	(158)
	Receive	RADMFENT Index	24,966	5.820% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	35,894	0	(159)	0	(159)

CBK	Receive	ERAUSLT Index	84,008	5.510% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	40,064	0	(567)	0	(567)
	Receive	ERADXULT Index	14,115	5.840% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	32,009	0	(143)	0	(143)
	Receive	ERADXULT Index	6,549	5.915% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	14,852	0	(77)	0	(77)
	Receive	ERAUSST Index	7,895	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	43,779	0	(180)	0	(180)
	Receive	NDUEEGF Index	104,368	5.410% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	51,178	0	211	211	0
	Receive	NDDUEAFE Index	12,333	5.410% (1-Month USD-LIBOR less a specified spread)	Monthly	08/07/2024	86,940	0	(366)	0	(366)

JPM	Receive	RADMFENT Index	46,035	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	66,185	0	(287)	0	(287)
	Receive	NDDUEAFE Index	91	5.080% (1-Month USD-LIBOR less a specified spread)	Monthly	10/18/2023	642	0	(2)	0	(2)
	Receive	RADMFENT Index	17,797	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	25,587	0	(111)	0	(111)
	Receive	ERADXULT Index	70,692	5.935% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	160,313	0	(727)	0	(727)

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	RADMFENT Index	31,269	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	$44,955	$0	$(200)	$0	$(200)
	Receive	RADMFXNT Index	80,252	5.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	124,631	0	(328)	0	(328)
	Receive	RADMFXNT Index	16,856	5.090% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	30,499	0	(121)	0	(121)
	Receive	NDDUEAFE Index	4,242	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	29,903	0	(125)	0	(125)
	Receive	RADMFENT Index	32,680	6.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	46,984	0	(233)	0	(233)
	Receive	RADMFXNT Index	7,720	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	11,989	0	(50)	0	(50)
	Receive	RADMFENT Index	118,076	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	169,758	0	(471)	0	(471)
	Receive	RADMFXNT Index	50,680	5.110% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	91,701	0	(242)	0	(242)

MBC	Receive	ERADXULT Index	886	5.980% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	2,038	0	(47)	0	(47)

MEI	Receive	ERAEMLT Index	4,713	6.120% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	18,853	0	(87)	0	(87)
	Receive	ERAEMLT Index	333	6.270% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/14/2024	1,332	0	(6)	0	(6)
	Receive	ERAEMLT Index	13,447	6.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	53,792	0	(255)	0	(255)
	Receive	ERAEMLT Index	77,519	6.260% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	310,101	0	(1,466)	0	(1,466)
	Receive	NDDUEAFE Index	16,380	5.375% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2024	115,468	0	(483)	0	(483)

MYI	Receive	RU20INTR Index	1,734	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	16,442	0	(71)	0	(71)
	Receive	ERAUSLT Index	266,358	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	125,876	0	(370)	0	(370)
	Receive	RU20INTR Index	2,603	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/10/2024	24,682	0	(106)	0	(106)
	Receive	ERADXULT Index	11,019	5.865% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	24,989	0	(70)	0	(70)
	Receive	ERADXULT Index	3,092	5.895% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	7,012	0	(32)	0	(32)
	Receive	NDDUEAFE Index	5,494	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	38,729	0	(161)	0	(161)
	Receive	NDDUEAFE Index	4,417	5.375% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/22/2024	31,137	0	(21)	0	(21)
	Receive	NDDUEAFE Index	12,268	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	86,481	0	(224)	0	(224)
	Receive	NDDUEAFE Index	9,812	5.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	69,168	0	(305)	0	(305)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	NDDUEAFE Index	2,573	5.395% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	$18,138	$0	$(50)	$0	$(50)

UAG	Receive	ERAUSST Index	1,952	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	10,904	0	(134)	0	(134)
	Receive	RU20INTR Index	454	5.330% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	4,305	0	(18)	0	(18)
	Receive	NDDUEAFE Index	18,753	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	132,196	0	(554)	0	(554)
	Receive	ERAUSST Index	10,337	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	57,320	0	(197)	0	(197)
	Receive	RU20INTR Index	2,652	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	25,147	0	(71)	0	(71)

								$0	$(13,180)	$211	$(13,391)

Total Swap Agreements								$370	$(13,392)	$369	$(13,391)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$781	$0	$0	$781	$(44)	$0	$0	$(44)	$737	$(890)	$(153)
BPS	1,252	0	0	1,252	(927)	(40)	(4,433)	(5,400)	(4,148)	10,202	6,054
BRC	5,458	0	0	5,458	(47)	(34)	0	(81)	5,377	(5,669)	(292)
BSH	160	0	0	160	(976)	0	0	(976)	(816)	464	(352)
CBK	3,329	0	211	3,540	(75)	(30)	(1,333)	(1,438)	2,102	4,589	6,691
FAR	68	0	0	68	(76)	(40)	0	(116)	(48)	0	(48)
GLM	31	0	0	31	(41)	(50)	0	(91)	(60)	0	(60)
JPM	2,769	0	158	2,927	(42)	(116)	(2,897)	(3,055)	(128)	17,085	16,957
MBC	6,637	0	0	6,637	(68)	0	(47)	(115)	6,522	(6,386)	136
MEI	0	0	0	0	0	0	(2,297)	(2,297)	(2,297)	15,213	12,916
MYC	0	0	0	0	0	(28)	0	(28)	(28)	0	(28)
MYI	107	0	0	107	(167)	0	(1,410)	(1,577)	(1,470)	14,218	12,748
SCX	1,301	0	0	1,301	(2)	0	0	(2)	1,299	(1,330)	(31)
SOG	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
TOR	3,353	0	0	3,353	0	0	0	0	3,353	(3,020)	333
UAG	4,537	0	0	4,537	(105)	0	(974)	(1,079)	3,458	2,828	6,286

Total Over the Counter	$29,783	$0	$369	$30,152	$(2,591)	$(338)	$(13,391)	$(16,320)

(p)

Securities with an aggregate market value of $64,597 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$562	$562
Swap Agreements	0	60	0	0	974	1,034

	$0	$60	$0	$0	$1,536	$1,596

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$29,783	$0	$29,783
Swap Agreements	0	158	211	0	0	369

	$0	$158	$211	$29,783	$0	$30,152

	$0	$218	$211	$29,783	$1,536	$31,748

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$19	$19
Futures	0	0	0	0	443	443
Swap Agreements	0	26	0	0	2,413	2,439

	$0	$26	$0	$0	$2,875	$2,901

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,591	$0	$2,591
Written Options	0	0	0	0	338	338
Swap Agreements	0	0	13,391	0	0	13,391

	$0	$0	$13,391	$2,591	$338	$16,320

	$0	$26	$13,391	$2,591	$3,213	$19,221

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15	$15
Futures	0	0	0	0	(2,436)	(2,436)
Swap Agreements	0	639	0	0	(8,185)	(7,546)

	$0	$639	$0	$0	$(10,606)	$(9,967)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,472	$0	$6,472
Written Options	0	0	0	0	490	490
Swap Agreements	0	44	(17,570)	0	0	(17,526)

	$0	$44	$(17,570)	$6,472	$490	$(10,564)

	$0	$683	$(17,570)	$6,472	$(10,116)	$(20,531)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Schedule of Investments	PIMCO All Asset: Multi-RAE PLUS Fund	(Cont.)	September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(1)	$(1)
Futures	0	0	0	0	2,352	2,352
Swap Agreements	0	380	0	0	51,599	51,979

	$0	$380	$0	$0	$53,950	$54,330

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,271	$0	$28,271
Written Options	0	0	0	0	(119)	(119)
Swap Agreements	0	(31)	(966)	0	0	(997)

	$0	$(31)	$(966)	$28,271	$(119)	$27,155

	$0	$349	$(966)	$28,271	$53,831	$81,485

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$139,455	$0	$139,455
Industrials	0	40,982	0	40,982
Utilities	0	8,146	0	8,146
Municipal Bonds & Notes
California	0	1,982	0	1,982
Illinois	0	387	0	387
Nebraska	0	21	0	21
Ohio	0	56	0	56
Pennsylvania	0	5	0	5
Washington	0	687	0	687
U.S. Government Agencies	0	625,333	0	625,333
U.S. Treasury Obligations	0	173,238	0	173,238
Non-Agency Mortgage-Backed Securities	0	252,330	575	252,905
Asset-Backed Securities	0	1,025,241	505	1,025,746
Sovereign Issues	0	14,478	0	14,478
Short-Term Instruments
Commercial Paper	0	149,992	0	149,992
Repurchase Agreements	0	900,900	0	900,900
Short-Term Notes	0	18,360	0	18,360
U.S. Treasury Bills	0	46,442	0	46,442

	$0	$3,398,035	$1,080	$3,399,115

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$97,282	$0	$0	$97,282

Total Investments	$97,282	$3,398,035	$1,080	$3,496,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	323	1,273	0	1,596
Over the counter	0	30,152	0	30,152

	$323	$31,425	$0	$31,748

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(219)	(2,675)	0	(2,894)
Over the counter	0	(16,320)	0	(16,320)

	$(219)	$(18,995)	$0	$(19,214)

Total Financial Derivative Instruments	$104	$12,430	$0	$12,534

Totals	$97,386	$3,410,465	$1,080	$3,508,931

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 147.8%

CORPORATE BONDS & NOTES 7.4%

BANKING & FINANCE 6.9%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$600	$583

Bank of America Corp.
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		300	302

Bank of America NA
5.650% due 08/18/2025		1,400	1,397
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		700	701

Barclays PLC
6.224% due 05/09/2034 •		1,000	948

Credit Suisse AG
7.950% due 01/09/2025		400	407

Credit Suisse AG AT1 Claim ^«		400	42

Equinix, Inc.
1.550% due 03/15/2028		100	83

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	150	145

General Motors Financial Co., Inc.
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		$100	100

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		200	178
3.500% due 11/16/2026		500	465
3.615% due 03/15/2028 •		800	738
5.798% due 08/10/2026 •		1,000	993
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		200	200
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		400	407

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	198

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		800	800

JPMorgan Chase & Co.
0.969% due 06/23/2025 •		100	96
1.040% due 02/04/2027 •		200	178
1.578% due 04/22/2027 •		300	268
3.782% due 02/01/2028 •		300	280
3.960% due 01/29/2027 •		400	382

Morgan Stanley
5.050% due 01/28/2027 •		2,100	2,059

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	7,371	769
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		2,000	283
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		3,300	468
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		800	113

Societe Generale SA
6.447% due 01/12/2027 •		$1,500	1,500

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		1,000	1,001

VICI Properties LP
4.750% due 02/15/2028		100	94

Wells Fargo & Co.
2.188% due 04/30/2026 •		200	188
2.393% due 06/02/2028 •		100	88
3.196% due 06/17/2027 •		400	372

Wells Fargo Bank NA
5.550% due 08/01/2025		1,100	1,097
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		500	501

			18,424

INDUSTRIALS 0.5%

CVS Pass-Through Trust
6.943% due 01/10/2030		62	62

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Daimler Truck Finance North America LLC
5.200% due 01/17/2025	$500	$496

Hyundai Capital America
6.491% due 08/04/2025 •	800	800

		1,358

Total Corporate Bonds & Notes (Cost $19,833)		19,782

MUNICIPAL BONDS & NOTES 0.1%

WASHINGTON 0.1%

Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	350	362

Total Municipal Bonds & Notes (Cost $372)		362

U.S. GOVERNMENT AGENCIES 40.2%

Fannie Mae
4.000% due 04/25/2041	515	476
5.779% due 07/25/2037 - 09/25/2042 •	5	5
5.809% due 07/25/2037 •	6	6
5.829% due 09/25/2035 •	13	12
5.839% due 09/25/2035 •	28	28
6.149% due 06/25/2037 •	54	53

Freddie Mac
5.808% due 03/15/2037 •	55	54
6.128% due 08/15/2037 •	78	77
6.138% due 10/15/2037 •	13	13
6.148% due 05/15/2037 - 09/15/2037 •	91	90

U.S. Small Business Administration
4.430% due 05/01/2029	8	8

Uniform Mortgage-Backed Security
4.500% due 12/01/2052 - 02/01/2053	2,000	1,838
5.000% due 04/01/2053 - 06/01/2053	5,184	4,895
5.500% due 02/01/2053 - 07/01/2053	4,200	4,063
6.500% due 07/01/2026 - 12/01/2026	9	10

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053	7,600	6,981
5.000% due 10/01/2053	11,100	10,473
5.500% due 10/01/2053 - 11/01/2053	4,900	4,734
6.000% due 11/01/2053	17,700	17,461
6.500% due 10/01/2053 - 11/01/2053	56,800	57,047

Total U.S. Government Agencies (Cost $109,765)		108,324

U.S. TREASURY OBLIGATIONS 9.0%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024	7,982	7,797
0.125% due 10/15/2024	3,932	3,812
0.125% due 04/15/2025 (h)	710	677
0.125% due 02/15/2052 (j)	549	302
0.250% due 01/15/2025	1,549	1,490
0.625% due 07/15/2032 (h)(j)	1,368	1,193
0.625% due 02/15/2043 (j)	116	85
1.375% due 07/15/2033 (j)	2,516	2,329

U.S. Treasury Notes
0.375% due 09/30/2027 (j)	800	675
0.500% due 10/31/2027 (j)	300	254
0.625% due 11/30/2027 (h)(j)	1,300	1,103
0.625% due 12/31/2027 (j)	100	84
0.750% due 01/31/2028 (f)(h)(j)	5,200	4,410

Total U.S. Treasury Obligations (Cost $24,900)		24,211

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 20.9%

Ashford Hospitality Trust
6.405% due 04/15/2035 •	$680	$668

Atrium Hotel Portfolio Trust
7.130% due 12/15/2036 •	5,000	4,613

Banc of America Mortgage Trust
5.235% due 07/25/2035 ^~	19	17

Bear Stearns Adjustable Rate Mortgage Trust
4.706% due 11/25/2034 ~	3	3

Bear Stearns ALT-A Trust
4.598% due 09/25/2035 ^~	54	33
4.749% due 10/25/2035 ^~	93	78

BX Commercial Mortgage Trust
6.322% due 01/17/2039 •	3,000	2,934

BX Trust
6.081% due 04/15/2039 •	997	965

Chase Mortgage Finance Trust
3.873% due 12/25/2035 ^~	9	8
4.376% due 09/25/2036 ^~	20	17
6.000% due 12/25/2036 «	23	10

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	1,378	1,367

Colony Mortgage Capital Ltd.
6.921% due 11/15/2038 •	2,900	2,728

Countrywide Alternative Loan Trust
5.814% due 09/25/2046 ^•	99	92
5.994% due 02/25/2037 •	37	30

Countrywide Home Loan Mortgage Pass-Through Trust
3.861% due 11/25/2034 ~	22	20

DBWF Mortgage Trust
6.508% due 12/19/2030 •	3,200	3,180
6.828% due 12/19/2030 •	2,400	2,378

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
6.094% due 02/25/2036 •	256	245

Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ	5,204	5,123

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •	2,800	2,799

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~	1	0
4.353% due 09/25/2035 ~	1	0
4.501% due 11/25/2035 ^~	34	28
6.000% due 02/25/2036 ^	474	204
6.000% due 07/25/2037 ^	126	79

HarborView Mortgage Loan Trust
4.036% due 06/19/2036 ^~	114	60
5.782% due 12/19/2036 ^•	10	9
5.922% due 06/19/2035 •	80	75
5.922% due 12/19/2036 ^•	236	219

Hilton Orlando Trust
6.679% due 12/15/2034 •	290	287

IndyMac INDX Mortgage Loan Trust
3.708% due 06/25/2036 ~	241	207
5.794% due 02/25/2037 ^•	136	124

JP Morgan Alternative Loan Trust
3.718% due 05/25/2036 ^~	118	67

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	3,561	2,742
4.248% due 07/05/2033	1,500	1,350
6.497% due 02/15/2035 •	899	889
6.649% due 11/15/2035 •	261	251
6.766% due 07/05/2033 •	812	763

JP Morgan Mortgage Trust
4.169% due 10/25/2036 ^~	54	40
4.407% due 10/25/2036 ~	8	6
4.625% due 07/25/2063 ~	1,056	971
4.909% due 07/25/2035 «~	1	1
5.250% due 11/25/2063 ~	894	861

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ	281	260

Lehman Mortgage Trust
6.000% due 09/25/2037 ^	91	82

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MAD Mortgage Trust
3.478% due 08/15/2034 ~		$1,600	$1,357

MASTR Adjustable Rate Mortgages Trust
3.014% due 07/25/2035 ^~		17	14

Merrill Lynch Alternative Note Asset Trust
6.034% due 03/25/2037 •		169	43

Merrill Lynch Mortgage Investors Trust
4.599% due 05/25/2033 ~		1	1
4.759% due 09/25/2035 ^~		46	37

MFA Trust
5.750% due 11/25/2067 þ		4,762	4,665

Mortgage Equity Conversion Asset Trust
5.960% due 05/25/2042 •		151	143

New Orleans Hotel Trust
6.369% due 04/15/2032 •		2,300	2,211

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		5	3

OBX Trust
6.120% due 11/25/2062 ~		2,189	2,175

Prime Mortgage Trust
6.000% due 06/25/2036 ^«		2	2

PRKCM Trust
6.584% due 09/25/2058		1,194	1,189

Residential Accredit Loans, Inc. Trust
5.734% due 02/25/2037 •		115	102
5.774% due 01/25/2037 •		192	160
5.794% due 07/25/2036 •		425	176
5.804% due 08/25/2036 •		206	187
5.814% due 09/25/2036 ^•		305	289

Structured Adjustable Rate Mortgage Loan Trust
6.026% due 01/25/2035 ^•		2	2
6.379% due 02/25/2034 ~		1	1

Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•		93	77

Towd Point Mortgage Trust
3.750% due 03/25/2058 ~		1,717	1,606
3.750% due 05/25/2058 ~		929	881
3.750% due 09/25/2062		1,291	1,168

UBS Commercial Mortgage Trust
6.230% due 02/15/2032 •		434	430

Visio Trust
6.598% due 10/25/2058 þ		1,398	1,396

WaMu Mortgage Pass-Through Certificates Trust
3.705% due 02/25/2037 ^~		32	27

Wells Fargo Commercial Mortgage Trust
6.787% due 02/15/2037 •		930	917

Wells Fargo Mortgage-Backed Securities Trust
4.805% due 12/25/2036 ^~		36	35

Total Non-Agency Mortgage-Backed Securities (Cost $56,600)			56,177

ASSET-BACKED SECURITIES 37.4%

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •		1	0

Adagio Eur CLO DAC
5.755% due 07/20/2036 •	EUR	5,280	5,598

American Express Credit Account Master Trust
4.870% due 05/15/2028		$1,000	988

BA Credit Card Trust
4.790% due 05/15/2028		1,000	986

Bank of America Auto Trust
5.830% due 05/15/2026		1,100	1,100

Bear Stearns Asset-Backed Securities Trust
5.674% due 06/25/2047 •		192	191

BHG Securitization Trust
5.320% due 10/17/2035		660	655
5.930% due 10/17/2035		1,700	1,658

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	3,712	3,897

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •		$840	841

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CBAM Ltd.
6.590% due 04/17/2031 •		$2,683	$2,670

Citigroup Mortgage Loan Trust
5.614% due 01/25/2037 •		995	689
5.754% due 12/25/2036 •		775	434

Citizens Auto Receivables Trust
6.130% due 07/15/2026		900	901
6.263% due 07/15/2026 •		700	702

Contego CLO DAC
4.751% due 01/25/2034 •	EUR	2,230	2,321

Countrywide Asset-Backed Certificates Trust
5.574% due 04/25/2047 •		$117	110
5.974% due 03/25/2036 •		154	134

DLLAA LLC
5.930% due 07/20/2026		500	500

Dryden CLO Ltd.
6.970% due 01/15/2031 •		1,600	1,575

DT Auto Owner Trust
6.290% due 08/16/2027		1,605	1,607

Euro-Galaxy CLO DAC
4.731% due 02/15/2034 •	EUR	5,000	5,182

Exeter Automobile Receivables Trust
5.290% due 01/15/2025		$37	37
6.070% due 12/15/2025		2,000	2,000

Fifth Third Auto Trust
5.800% due 11/16/2026		700	700

First Franklin Mortgage Loan Trust
5.754% due 04/25/2036 •		16	15

Ford Auto Securitization Trust Asset-Backed Notes
4.956% due 10/15/2024	CAD	324	238

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		$500	499

Fremont Home Loan Trust
5.754% due 08/25/2036 •		1,924	624

GLS Auto Receivables Issuer Trust
6.040% due 03/15/2027		600	599

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		600	595
6.270% due 08/16/2027		1,300	1,297

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		800	798
5.634% due 08/20/2024		336	336

GSAMP Trust
5.484% due 12/25/2046 •		287	142

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		1,400	1,329

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		1,200	1,199

LL ABS Trust
6.630% due 05/15/2030		895	894

Long Beach Mortgage Loan Trust
5.734% due 05/25/2036 •		104	59
5.974% due 05/25/2046 •		695	211

Madison Park Funding Ltd.
6.733% due 04/25/2032 •		2,150	2,144

Marlette Funding Trust
5.180% due 11/15/2032		921	918
5.950% due 11/15/2032		600	594
6.070% due 04/15/2033		1,698	1,696

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •		17	17

Master Credit Card Trust
6.163% due 01/21/2027 •		1,400	1,400

MASTR Asset-Backed Securities Trust
5.484% due 01/25/2037 •		2,523	716
5.644% due 05/25/2037 •		712	670
6.014% due 12/25/2035 •		16	16

Merrill Lynch Mortgage Investors Trust
5.934% due 07/25/2037 •		391	92

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 02/25/2037 •		929	570
5.569% due 11/25/2036 •		838	548
5.644% due 01/25/2037 •		418	186

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Home Equity Loan Trust
5.534% due 12/25/2036 •		$431	$208

Navient Private Education Loan Trust
4.100% due 12/16/2058 ~		1,000	958
6.897% due 07/16/2040 •		4,638	4,638

Nelnet Student Loan Trust
5.874% due 09/27/2066 •		692	689
6.179% due 04/20/2062 •		1,311	1,290
6.640% due 02/20/2041		331	330
7.514% due 02/20/2041 •		331	332

Oportun Issuance Trust
7.451% due 01/08/2030		1,172	1,172

Pagaya AI Debt Selection Trust
2.030% due 10/15/2029		101	99
4.970% due 01/15/2030		82	81

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
7.084% due 12/25/2034 «•		8	9

PRET LLC
1.744% due 07/25/2051 þ		217	202
1.868% due 07/25/2051 þ		233	216
6.559% due 08/25/2052 þ		2,253	2,224

PRPM LLC
3.720% due 02/25/2027 þ		316	303

Reach ABS Trust
7.050% due 02/18/2031		405	406

Regatta Funding Ltd.
6.640% due 07/17/2031 •		1,986	1,983

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		748	271

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		328	309

Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		1,400	1,399
6.180% due 02/16/2027		2,700	2,703

Securitized Asset-Backed Receivables LLC Trust
5.594% due 08/25/2036 •		368	120
5.914% due 07/25/2036 •		201	80
6.394% due 01/25/2036 ^•		269	236

SG Mortgage Securities Trust
5.574% due 10/25/2036 •		230	202

SLM Private Education Loan Trust
10.197% due 10/15/2041 •		2,300	2,433

SMB Private Education Loan Trust
1.070% due 01/15/2053		1,557	1,333
3.500% due 12/16/2041		1,100	995
5.380% due 01/15/2053		727	710
6.177% due 01/15/2053 •		1,725	1,699
6.284% due 09/15/2054 •		1,115	1,098
7.163% due 05/16/2050 •		546	551

Sound Point CLO Ltd.
6.638% due 10/20/2028 •		43	43

Soundview Home Loan Trust
6.334% due 10/25/2037 •		596	467

St Paul’s CLO DAC
4.423% due 07/17/2030 •	EUR	3,981	4,145

Starwood Mortgage Trust
6.663% due 11/15/2038 •		$4,430	4,325

Structured Asset Securities Corp. Mortgage Loan Trust
5.569% due 07/25/2036 •		28	28
5.774% due 12/25/2036 •		22	22

Theorem Funding Trust
7.600% due 04/15/2029		1,504	1,512

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		900	898
5.604% due 08/15/2024		731	731

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		3,700	3,617

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		900	899
5.983% due 10/15/2026 •		900	900

Total Asset-Backed Securities (Cost $99,070)			100,744

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.8%

Brazil Government International Bond
4.750% due 01/14/2050		$420	$291

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (c)	BRL	9,000	1,741

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	3,779	182

Total Sovereign Issues (Cost $2,248)			2,214

SHORT-TERM INSTRUMENTS 32.0%

COMMERCIAL PAPER 5.7%

Amcor Flexibles North America, Inc.
5.550% due 10/17/2023		$1,400	1,396

Dominion Resources, Inc.
5.550% due 10/17/2023		1,400	1,396

Enel Finance America LLC
5.550% due 10/31/2023		250	249

Entergy Corp.
5.530% due 10/27/2023		1,450	1,444

Equifax, Inc.
5.550% due 10/16/2023		800	798

Fidelity National Information services, Inc.
5.550% due 10/12/2023		1,400	1,397

Global Payments, Inc.
6.030% due 10/16/2023		1,400	1,396

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marathon Oil Corp.
6.000% due 10/06/2023	$250	$250
6.030% due 10/13/2023	250	249

Microchip Technology, Inc.
5.600% due 10/30/2023	250	249

Oracle Corp.
5.520% due 10/26/2023	1,400	1,394

Penske Truck Leasing Co. LP
5.510% due 10/04/2023	350	350

RTX Corp.
5.480% due 10/04/2023	850	849

Sempra Energy
5.530% due 10/23/2023	250	249

Southern California Edison
5.550% due 10/02/2023	400	400
5.550% due 10/04/2023	450	450

Targa Resources Corp.
6.150% due 10/16/2023	1,350	1,347

Thomson Reuters Corp.
5.520% due 10/25/2023	1,400	1,394

		15,257

REPURCHASE AGREEMENTS (e) 24.5%
		66,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM NOTES 0.9%

Fifth Third Auto Trust
5.618% due 08/15/2024	$552	$552

Westlake Automobile Receivables Trust
5.781% due 08/15/2024	1,860	1,861

		2,413

U.S. TREASURY BILLS 0.9%
5.421% due 11/16/2023 (a)(b)(c)(j)	2,542	2,525

Total Short-Term Instruments (Cost $86,200)		86,195

Total Investments in Securities (Cost $398,988)		398,009

Total Investments 147.8% (Cost $398,988)		$398,009

Financial Derivative Instruments (g)(i) 1.3% (Cost or Premiums, net $3,004)		3,424

Other Assets and Liabilities, net (49.1)%		(132,122)

Net Assets 100.0%		$269,311

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.310%	10/02/2023	10/03/2023	$31,800	U.S. Treasury Inflation Protected Securities 0.875% due 01/15/2029	$(32,472)	$31,800	$31,800
	5.360	09/29/2023	10/02/2023	34,200	U.S. Treasury Notes 1.875% due 07/31/2026	(34,887)	34,200	34,215

Total Repurchase Agreements						$(67,359)	$66,000	$66,015

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	5.420%	09/15/2023	10/05/2023	$(2,388)	$(2,394)

Total Sale-Buyback Transactions					$(2,394)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (13.8)%
Uniform Mortgage-Backed Security, TBA	6.500%	10/01/2053	$37,100	$(37,540)	$(37,271)

Total Short Sales (13.8)%				$(37,540)	$(37,271)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BPS	$66,015	$0	$0	$66,015	$(67,359)	$(1,344)

Master Securities Forward Transaction Agreement
BPG	0	0	(2,394)	(2,394)	2,375	(19)

Total Borrowings and Other Financing Transactions	$66,015	$0	$(2,394)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Sale-Buyback Transactions
U.S. Treasury Obligations	$0	$(2,394)	$0	$0	$(2,394)

Total Borrowings	$0	$(2,394)	$0	$0	$(2,394)

Payable for sale-buyback financing transactions					$(2,394)

(f)	Securities with an aggregate market value of $2,375 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(240) at a weighted average interest rate of 5.411%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	1	$1	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	1	1	0	0

Total Written Options					$(1)	$(1)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2023	31	$6,284	$(15)	$3	$0
U.S. Treasury 5-Year Note December Futures	12/2023	285	30,027	(261)	45	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	12	1,424	(94)	4	0

				$(370)	$52	$0

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	4	$(544)	$14	$7	$(7)
Euro-Buxl 30-Year Bond December Futures	12/2023	2	(259)	23	6	(6)
U.S. Treasury 10-Year Note December Futures	12/2023	139	(15,021)	207	0	(28)

				$244	$13	$(41)

Total Futures Contracts				$(126)	$65	$(41)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.919%	EUR	600	$1	$1	$2	$0	$0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		$400	57	(3)	54	2	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331	EUR	300	(3)	(1)	(4)	0	0

							$55	$(3)	$52	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-38 5-Year Index	1.000%	Quarterly	06/20/2027	$300	$1	$4	$5	$0	$0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	300	0	4	4	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	5,100	47	22	69	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	39,500	506	(20)	486	0	(7)

					$554	$10	$564	$0	$(8)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	1,110,000	$(9)	$57	$48	$37	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$10,900	204	87	291	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		9,200	(97)	1	(96)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		25,400	373	1,006	1,379	0	(31)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		5,900	(21)	(124)	(145)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		10,600	230	640	870	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	(5)	(6)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		17,800	143	649	792	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		22,400	1,464	927	2,391	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		400	(2)	(16)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		500	(2)	(19)	(21)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		200	(1)	(7)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		400	(1)	(12)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		1,800	(6)	(42)	(48)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		500	(2)	(2)	(4)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		400	(1)	(2)	(3)	0	(3)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,200	(128)	(2)	(130)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		5,500	339	877	1,216	0	(22)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	63,300	0	(169)	(169)	48	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	13,800	(15)	(166)	(181)	0	(73)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	200	(1)	(1)	(2)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(1)	(2)	(3)	0	(3)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		6,100	(63)	(116)	(179)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		2,600	25	124	149	0	(8)

							$2,427	$3,683	$6,110	$101	$(232)

Total Swap Agreements							$3,036	$3,690	$6,726	$103	$(240)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$65	$103	$168	$(1)	$(41)	$(240)	$(282)

(h)

Securities with an aggregate market value of $2,775 and cash of $3,745 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	DKK	8,895		$1,302	$41	$0
	10/2023	MXN	2,524		142	0	(2)
	10/2023		$1,280	DKK	9,038	1	0
	11/2023	CAD	116		$85	0	0
	11/2023	DKK	9,024		1,280	0	(1)
	11/2023	EUR	958		1,031	16	0
	11/2023		$504	EUR	462	0	(14)
	11/2023		567	GBP	466	2	0
	12/2023	HKD	7,923		$1,014	1	0
	12/2023		$46	INR	3,800	0	0
	12/2023		24	KRW	31,523	0	0

BPS	10/2023	DKK	9,690		$1,416	43	0
	10/2023	JPY	880,000		6,391	477	0
	10/2023		$953	CAD	1,300	5	0
	10/2023		6,011	JPY	880,000	0	(97)
	11/2023	CAD	476		$355	5	0
	11/2023	EUR	469		508	11	0
	11/2023	ILS	2,592		751	69	0
	11/2023	JPY	1,958,224		13,750	556	0
	11/2023	NZD	65		39	0	0
	11/2023		$888	EUR	826	0	(14)
	12/2023		36	KRW	48,258	0	(1)
	12/2023		247	TWD	7,812	0	(4)

BRC	11/2023	CHF	277		$312	8	0
	11/2023	GBP	276		344	7	0
	11/2023	JPY	2,370,000		16,492	502	0
	11/2023		$1,533	CAD	2,091	7	0
	11/2023		182	CHF	162	0	(4)
	11/2023		340	JPY	49,800	0	(5)

BSH	11/2023		18,838		2,750,000	0	(306)
	01/2024	BRL	6,000		$1,204	24	0

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

CBK	10/2023	CAD	3,000		$2,250	$40	$0
	10/2023	DKK	5,300		787	36	0
	10/2023	MXN	333		19	0	0
	11/2023	CHF	5,152		5,947	292	0
	11/2023	GBP	927		1,182	50	0
	11/2023	JPY	1,566,100		11,042	494	0
	11/2023	SEK	20,002		1,883	49	0
	11/2023		$137	DKK	965	0	0
	11/2023		3,916	EUR	3,613	1	(90)
	11/2023		7,892	JPY	1,150,000	0	(128)
	12/2023	ILS	916		$240	0	(1)
	12/2023	MXN	9		1	0	0
	12/2023		$22	TWD	699	0	0
	03/2024		22	IDR	345,251	0	0

GLM	10/2023	MXN	332		$19	0	0
	10/2023		$453	MXN	7,918	1	0
	12/2023	MXN	6,829		$394	6	0
	01/2024	BRL	3,000		592	2	0
	03/2024		$15	IDR	232,030	0	0

JPM	10/2023		1,349	DKK	9,545	4	0
	11/2023	DKK	9,530		$1,350	0	(4)
	11/2023	GBP	5,788		7,380	317	0
	11/2023	NOK	5,542		545	26	0
	11/2023		$339	AUD	519	0	(5)
	11/2023		216	CHF	197	0	0
	11/2023		650	JPY	92,900	0	(24)
	12/2023	SGD	963		$710	3	0
	12/2023	TWD	1,607		51	1	0
	12/2023		$61	INR	5,132	0	0
	03/2024		18	IDR	283,367	0	0

MYI	10/2023	DKK	805		$119	4	0
	10/2023		$1,258	CAD	1,698	0	(8)
	11/2023	AUD	158		$101	0	0
	11/2023	CAD	1,698		1,258	8	0
	11/2023	JPY	102,000		699	12	0
	11/2023	SEK	2,615		240	2	(2)
	11/2023		$288	SEK	3,160	2	0
	12/2023	TWD	817		$26	1	0
	12/2023		$69	KRW	92,238	0	(1)
	03/2024	IDR	451,438		$29	0	0
	03/2024		$5	IDR	77,791	0	0

RBC	11/2023	CAD	34		$25	0	0
	11/2023		$823	JPY	119,000	0	(21)

RYL	11/2023		377	CHF	329	0	(16)
	11/2023		547	GBP	432	0	(20)

SCX	11/2023	AUD	6,815		$4,476	88	0
	11/2023	EUR	23,158		25,643	1,115	0
	11/2023		$638	JPY	94,500	0	(2)
	12/2023	TWD	860		$27	1	0
	12/2023		$57	INR	4,791	0	0
	03/2024		2	IDR	30,720	0	0

SSB	10/2023	BRL	439		$89	2	0
	10/2023		$90	BRL	438	0	(3)
	11/2023		89		441	0	(2)

UAG	11/2023	CAD	400		$300	5	0
	11/2023	EUR	16,966		18,713	744	0
	11/2023	ILS	897		259	24	0
	11/2023	NZD	173		105	1	0
	11/2023		$975	ILS	3,445	0	(70)
	12/2023		17	KRW	21,989	0	0

Total Forward Foreign Currency Contracts						$5,106	$(845)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	200	(1)	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	600	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	600	(2)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	100	0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	400	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	400	(1)	(4)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	400	(1)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	100	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	100	(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	100	(1)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	300	(1)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)

Total Written Options							$(31)	$(45)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

BOA	Pay	S&P 500 Total Return Index	208	5.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/29/2023	$1,923	$0	$9	$9	$0
	Pay	S&P 500 Total Return Index	5,809	5.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	53,714	0	249	249	0

BPS	Receive	RADMFENT Index	2,284	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	3,284	0	(14)	0	(14)
	Receive	RADMFENT Index	503	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	723	0	(3)	0	(3)
	Receive	RADMFENT Index	2,615	5.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	3,760	0	(16)	0	(16)

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	RADMFENT Index	2,090	5.710% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/10/2024	$3,005	$0	$(13)	$0	(13)
	Receive	RADMFXNT Index	945	5.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	1,468	0	(4)	0	(4)
	Receive	RADMFXNT Index	396	5.435% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	615	0	(3)	0	(3)
	Receive	RADMFXNT Index	28,056	5.420% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	43,571	0	(183)	0	(183)

GST	Pay	S&P 500 Total Return Index	1,946	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	17,994	0	85	85	0
	Pay	S&P 500 Total Return Index	246	5.760% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/02/2024	2,275	0	0	0	0

JPM	Receive	RADMFENT Index	5,429	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	7,806	0	(33)	0	(33)
	Receive	ERADXULT Index	15,006	5.935% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	34,030	0	(151)	0	(151)
	Receive	RADMFXNT Index	528	5.450% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	820	0	0	0	0
	Receive	RADMFENT Index	2,605	6.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	3,745	0	(17)	0	(17)
	Receive	RADMFENT Index	23,441	5.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	33,701	0	(94)	0	(94)

MEI	Receive	ERAEMLT Index	651	6.230% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/07/2024	2,604	0	(12)	0	(12)
	Receive	ERAEMLT Index	9,441	6.250% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	37,766	0	(179)	0	(179)
	Receive	NDDUEAFE Index	2,071	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	14,599	0	(61)	0	(61)

MYI	Receive	RU20INTR Index	182	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	1,726	0	(7)	0	(7)
	Receive	NDDUEAFE Index	7,703	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	54,301	0	(137)	0	(137)
	Receive	NDDUEAFE Index	1,380	5.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	9,728	0	(37)	0	(37)

UAG	Receive	ERAUSST Index	2,648	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/24/2024	14,684	0	(47)	0	(47)
	Receive	RU20INTR Index	380	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/11/2024	3,603	0	(10)	0	(10)

Total Swap Agreements								$0	$(678)	$343	$(1,021)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$61	$0	$258	$319	$(17)	$0	$0	$(17)	$302	$(2,940)	$(2,638)
BPS	1,166	0	0	1,166	(116)	(5)	(236)	(357)	809	691	1,500
BRC	524	0	0	524	(9)	(4)	0	(13)	511	(510)	1
BSH	24	0	0	24	(306)	0	0	(306)	(282)	0	(282)
CBK	962	0	0	962	(219)	(5)	0	(224)	738	(590)	148
GLM	9	0	0	9	0	(13)	0	(13)	(4)	0	(4)
GST	0	0	85	85	0	0	0	0	85	(790)	(705)
JPM	351	0	0	351	(33)	(11)	(295)	(339)	12	1,450	1,462
MEI	0	0	0	0	0	0	(252)	(252)	(252)	1,894	1,642
MYC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
MYI	29	0	0	29	(11)	0	(181)	(192)	(163)	1,969	1,806
RBC	0	0	0	0	(21)	0	0	(21)	(21)	0	(21)
RYL	0	0	0	0	(36)	0	0	(36)	(36)	0	(36)
SCX	1,204	0	0	1,204	(2)	0	0	(2)	1,202	(1,240)	(38)
SSB	2	0	0	2	(5)	0	0	(5)	(3)	0	(3)
UAG	774	0	0	774	(70)	0	(57)	(127)	647	(310)	337

Total Over the Counter	$5,106	$0	$343	$5,449	$(845)	$(45)	$(1,021)	$(1,911)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Schedule of Investments	PIMCO All Authority: Multi-RAE PLUS Fund	(Cont.)

(j)

Securities with an aggregate market value of $6,004 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$65	$65
Swap Agreements	0	2	0	0	101	103

	$0	$2	$0	$0	$166	$168

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$5,106	$0	$5,106
Swap Agreements	0	0	343	0	0	343

	$0	$0	$343	$5,106	$0	$5,449

	$0	$2	$343	$5,106	$166	$5,617

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1	$1
Futures	0	0	0	0	41	41
Swap Agreements	0	8	0	0	232	240

	$0	$8	$0	$0	$274	$282

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$845	$0	$845
Written Options	0	0	0	0	45	45
Swap Agreements	0	0	1,021	0	0	1,021

	$0	$0	$1,021	$845	$45	$1,911

	$0	$8	$1,021	$845	$319	$2,193

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	7	0	(590)	(583)
Swap Agreements	0	2,046	0	0	(589)	1,457

	$0	$2,046	$7	$0	$(1,177)	$876

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,698	$0	$2,698
Written Options	0	0	0	0	63	63
Swap Agreements	0	0	(9,492)	0	0	(9,492)

	$0	$0	$(9,492)	$2,698	$63	$(6,731)

	$0	$2,046	$(9,485)	$2,698	$(1,114)	$(5,855)

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(69)	$(69)
Swap Agreements	0	(1,138)	0	0	3,503	2,365

	$0	$(1,138)	$0	$0	$3,434	$2,296

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,378	$0	$3,378
Written Options	0	0	0	0	(14)	(14)
Swap Agreements	0	0	581	0	0	581

	$0	$0	$581	$3,378	$(14)	$3,945

	$0	$(1,138)	$581	$3,378	$3,420	$6,241

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$18,382	$42	$18,424
Industrials	0	1,358	0	1,358
Municipal Bonds & Notes
Washington	0	362	0	362
U.S. Government Agencies	0	108,324	0	108,324
U.S. Treasury Obligations	0	24,211	0	24,211
Non-Agency Mortgage-Backed Securities	0	56,164	13	56,177
Asset-Backed Securities	0	100,735	9	100,744
Sovereign Issues	0	2,214	0	2,214
Short-Term Instruments
Commercial Paper	0	15,257	0	15,257
Repurchase Agreements	0	66,000	0	66,000
Short-Term Notes	0	2,413	0	2,413
U.S. Treasury Bills	0	2,525	0	2,525

Total Investments	$0	$397,945	$64	$398,009

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(37,271)	$0	$(37,271)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	155	0	168
Over the counter	0	5,449	0	5,449

	$13	$5,604	$0	$5,617

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(269)	0	(282)
Over the counter	0	(1,911)	0	(1,911)

	$(13)	$(2,180)	$0	$(2,193)

Total Financial Derivative Instruments	$0	$3,424	$0	$3,424

Totals	$0	$364,098	$64	$364,162

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 171.9%

CORPORATE BONDS & NOTES 2.3%

BANKING & FINANCE 2.3%

Ally Financial, Inc.
8.000% due 11/01/2031		$176	$178

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	39
3.950% due 07/01/2024		157	154

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	274	296

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	8,330	880
1.000% due 10/01/2050		10,564	1,055
1.000% due 10/01/2053		24,770	2,259
1.500% due 10/01/2053		17,129	1,774
2.000% due 10/01/2053		3,965	427

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		3,403	360
1.000% due 10/01/2050		19,611	1,959
1.500% due 10/01/2053		40,974	4,005

Nykredit Realkredit AS
0.500% due 10/01/2043		44,211	4,672
1.000% due 10/01/2050		5,755	574
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		168,610	17,164
2.000% due 10/01/2053		24,241	2,384

Realkredit Danmark AS
1.000% due 10/01/2050		3,453	344
1.000% due 10/01/2053		50,358	4,613
1.500% due 10/01/2053		91,557	9,278
2.000% due 10/01/2053		8,364	816
2.500% due 04/01/2047		2	0
3.000% due 10/01/2053		10,335	1,266

UBS Group AG
1.000% due 06/24/2027 •	EUR	100	95
2.125% due 11/15/2029 •	GBP	100	100
2.875% due 04/02/2032 •	EUR	100	91
4.663% (EUR003M + 1.000%) due 01/16/2026 ~		400	423
7.750% due 03/01/2029 •		200	234

UniCredit SpA
7.830% due 12/04/2023		$910	911

			56,352

INDUSTRIALS 0.0%

TransCanada PipeLines Ltd.
3.750% due 10/16/2023		11	11

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		29	29

VMware, Inc.
3.900% due 08/21/2027		39	36

			76

UTILITIES 0.0%

Verizon Communications, Inc.
2.355% due 03/15/2032		46	35
4.016% due 12/03/2029		285	259

			294

Total Corporate Bonds & Notes (Cost $86,037)			56,722

U.S. GOVERNMENT AGENCIES 6.0%

Fannie Mae
2.125% due 04/24/2026		705	658
5.055% due 05/01/2038 •		224	228
5.630% due 09/01/2044 - 10/01/2044 •		2	2
5.679% due 06/25/2048 •		3,515	3,381
5.859% due 10/25/2036 •		1	1
5.879% due 08/25/2037 •		46	45

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
2.920% due 01/25/2026	$3,000	$2,877
5.027% due 10/01/2036 •	3	3
5.481% due 09/01/2036 •	2	2
5.808% due 07/15/2036 •	17	17
5.878% due 05/15/2032 - 09/15/2042 •	124	122
6.028% due 12/15/2037 •	21	21
6.048% due 10/15/2037 •	35	34
7.205% due 07/01/2036 •	6	7

Ginnie Mae
0.088% due 10/16/2053 ~(a)	90	0
5.744% due 10/20/2043 •	260	244
5.839% due 02/20/2049 •	385	372
6.246% due 08/20/2068 •	605	591

U.S. Small Business Administration
4.840% due 05/01/2025	2	2
4.990% due 09/01/2024	1	1
5.160% due 02/01/2028	2	2
5.310% due 05/01/2027	3	3
5.510% due 11/01/2027	2	1
5.820% due 06/01/2026	2	2
5.870% due 07/01/2028	1	1
6.770% due 11/01/2028	3	3

Uniform Mortgage-Backed Security
3.500% due 02/01/2045 - 05/01/2052	372	321
4.000% due 09/01/2048 - 04/01/2050	93	84
4.500% due 07/01/2052 - 09/01/2052	988	908

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053 - 11/01/2053	46,400	41,349
4.500% due 10/01/2053 - 11/01/2053	43,400	39,855
5.000% due 10/01/2053 - 11/01/2053	27,500	25,948
5.500% due 11/01/2053	17,300	16,715
6.500% due 10/01/2053 - 11/01/2053	15,300	15,370

Total U.S. Government Agencies (Cost $152,215)		149,170

U.S. TREASURY OBLIGATIONS 108.9%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024	53,228	51,996
0.125% due 10/15/2024 (i)(m)	75,060	72,773
0.125% due 04/15/2025	62,132	59,279
0.125% due 10/15/2025	69,864	66,212
0.125% due 04/15/2026 (k)	70,021	65,431
0.125% due 07/15/2026 (i)(k)	114,836	107,359
0.125% due 10/15/2026 (i)	103,926	96,668
0.125% due 04/15/2027 (i)	76,654	70,387
0.125% due 01/15/2030 (i)	121,013	105,545
0.125% due 07/15/2030 (i)	105,278	91,283
0.125% due 01/15/2031 (i)	108,776	93,077
0.125% due 07/15/2031 (i)	143,150	121,624
0.125% due 01/15/2032 (i)	112,152	94,028
0.125% due 02/15/2051 (m)	17,154	9,569
0.125% due 02/15/2052 (i)(m)	16,252	8,943
0.250% due 01/15/2025 (i)	78,987	75,981
0.250% due 07/15/2029	76,245	67,960
0.250% due 02/15/2050 (m)	24,494	14,446
0.375% due 07/15/2025 (i)(k)	76,956	73,686
0.375% due 01/15/2027 (i)(k)(m)	101,239	94,196
0.375% due 07/15/2027	73,449	68,131
0.500% due 04/15/2024 (k)	103	101
0.500% due 01/15/2028 (i)(k)(m)	154,780	142,707
0.625% due 01/15/2024 (i)(k)	50,390	49,908
0.625% due 01/15/2026 (i)(k)(m)	112,900	107,349
0.625% due 07/15/2032 (i)	161,180	140,545
0.625% due 02/15/2043	44,191	32,161
0.750% due 07/15/2028 (i)	33,483	31,169
0.750% due 02/15/2042	39,329	29,824
0.750% due 02/15/2045	74,644	54,329
0.875% due 01/15/2029 (i)	92,968	86,295

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 02/15/2047		$43,317	$31,629
1.000% due 02/15/2046		49,412	37,562
1.000% due 02/15/2048		41,280	30,754
1.000% due 02/15/2049 (m)		21,093	15,592
1.125% due 01/15/2033		75,762	68,474
1.250% due 04/15/2028 (i)		40,766	38,773
1.375% due 07/15/2033		34,524	31,948
1.375% due 02/15/2044		59,364	49,697
1.500% due 02/15/2053 (i)(m)		13,575	11,244
1.625% due 10/15/2027 (i)(m)		155,617	151,137
1.750% due 01/15/2028 (k)(m)		5,504	5,348
2.000% due 01/15/2026 (k)(m)		4,382	4,297
2.125% due 02/15/2040 (k)(m)		16,907	16,403
2.125% due 02/15/2041 (i)(m)		20,224	19,583
3.375% due 04/15/2032		126	136
3.875% due 04/15/2029 (m)		868	935

Total U.S. Treasury Obligations (Cost $2,982,213)			2,696,474

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%

Adjustable Rate Mortgage Trust
5.879% due 07/25/2035 «~		3	3

Alliance Bancorp Trust
5.914% due 07/25/2037 •		1,435	1,195

BAMLL Commercial Mortgage Securities Trust
6.497% due 09/15/2038 •		700	664

Banc of America Funding Trust
3.997% due 05/20/2036 ^«~		24	20

Bear Stearns Adjustable Rate Mortgage Trust
4.104% due 01/25/2035 «~		6	5
4.216% due 07/25/2036 ^~		12	10
4.640% due 02/25/2036 ^~		26	23
4.685% due 01/25/2035 ~		9	9

Bear Stearns ALT-A Trust
4.896% due 07/25/2035 ^~		58	41

BX Trust
6.081% due 04/15/2039 •		4,312	4,178

Chase Mortgage Finance Trust
3.873% due 12/25/2035 ^~		1	1
4.495% due 02/25/2037 «~		7	7
4.961% due 02/25/2037 ~		8	7

Citigroup Mortgage Loan Trust
4.319% due 03/25/2034 ~		7	6
6.470% due 11/25/2035 •		3	2

Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,086	867
5.500% due 11/25/2035 ^		9	7
6.000% due 03/25/2037 ^		656	250
6.500% due 09/25/2037 ^		168	65

Countrywide Home Loan Mortgage Pass-Through Trust
4.134% due 11/20/2034 ~		19	17
4.360% due 08/20/2035 ^~		115	107
5.500% due 01/25/2035		17	16
6.000% due 04/25/2036		40	20

Countrywide Home Loan Reperforming REMIC Trust
5.774% due 06/25/2035 •		5	4

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
6.134% due 10/25/2035 ^«•		39	18

Credit Suisse Mortgage Capital Certificates
4.883% due 10/26/2036 ~		2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.396% due 04/25/2047 •		128	114

Eurosail PLC
6.288% due 06/13/2045 •	GBP	91	110

First Horizon Alternative Mortgage Securities Trust
5.861% due 04/25/2035 ~		$16	15
6.000% due 02/25/2037 ^		59	24

Ginnie Mae
6.214% due 07/20/2073 •		18,972	18,942
6.414% due 05/20/2073 •		405	409

GSR Mortgage Loan Trust
3.922% due 01/25/2036 ^~		7	6
4.353% due 09/25/2035 ~		1	1

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.481% due 11/25/2035 ~		$5	$5
4.982% due 09/25/2035 ~		1	1

HarborView Mortgage Loan Trust
5.702% due 03/19/2037 •		67	59
5.852% due 12/19/2036 •		814	638
5.882% due 05/19/2035 •		44	40
6.062% due 11/19/2035 •		27	19
6.119% due 06/20/2035 •		35	32

IndyMac INDA Mortgage Loan Trust
3.282% due 11/25/2035 ^~		14	11

IndyMac INDX Mortgage Loan Trust
5.854% due 07/25/2036 •		79	76
5.994% due 07/25/2035 •		347	250

JP Morgan Alternative Loan Trust
5.834% due 06/25/2037 •		880	354
6.810% due 08/25/2036 ^þ		128	118

JP Morgan Mortgage Trust
4.909% due 07/25/2035 «~		1	1

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~		9	9

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
6.187% due 09/15/2030 «•		4	4

Merrill Lynch Mortgage Investors Trust
4.415% due 06/25/2035 ~		13	12
4.423% due 12/25/2034 ~		4	4

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		529	491

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
6.194% due 12/25/2035 •		417	384

Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		16	12
6.000% due 09/25/2036 ^«		42	30

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		145	97
5.750% due 03/25/2037 ^		50	16
6.500% due 09/25/2036 ^		886	300

Structured Adjustable Rate Mortgage Loan Trust
4.524% due 03/25/2036 ^~		21	16
6.394% due 11/25/2034 •		57	50

Structured Asset Mortgage Investments Trust
5.854% due 05/25/2036 •		6	4
6.122% due 05/19/2035 •		4	3

Thornburg Mortgage Securities Trust
7.481% due 03/25/2037 ^•		195	157

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	772	942

WaMu Mortgage Pass-Through Certificates Trust
4.189% due 01/25/2035 ~		$3	3
4.339% due 08/25/2036 ^~		1	1
4.516% due 06/25/2034 «~		3	2
5.972% due 10/25/2034 ~		2	2
6.174% due 11/25/2034 •		17	16
6.174% due 01/25/2045 •		23	22
6.234% due 01/25/2045 •		20	19

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035 «		10	8

Wells Fargo Mortgage-Backed Securities Trust
4.770% due 04/25/2036 ~		15	14

Total Non-Agency Mortgage-Backed Securities (Cost $32,542)			31,387

ASSET-BACKED SECURITIES 9.9%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		1,000	996

ACAS CLO Ltd.
6.462% due 10/18/2028 •		3,911	3,899

ACE Securities Corp. Home Equity Loan Trust
6.304% due 05/25/2035 •		92	92
6.334% due 12/25/2034 •		45	41
6.559% due 04/25/2035 •		2,000	1,672

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Adagio CLO DAC
4.383% due 10/15/2031 •	EUR	1,000	$1,039

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		$627	627

Anchorage Capital CLO Ltd.
6.620% due 07/15/2030 •		2,675	2,671
6.747% due 07/22/2032 •		5,600	5,563

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		4,962	4,973

Apidos CLO
6.472% due 07/18/2029 •		546	545

Aqueduct European CLO DAC
4.345% due 07/20/2030 •	EUR	2,145	2,253

Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 08/15/2034 •		$6,000	5,891
6.797% due 11/15/2036 •		4,600	4,541

Argent Mortgage Loan Trust
5.914% due 05/25/2035 •		74	67

Armada Euro CLO DAC
4.383% due 07/15/2031 •	EUR	2,398	2,501

Asset-Backed Securities Corp. Home Equity Loan Trust
5.894% due 11/25/2036 •		$507	483

Bain Capital Euro CLO DAC
4.445% due 01/20/2032 •	EUR	1,988	2,062

Barings CLO Ltd.
6.658% due 01/20/2032 •		$1,600	1,594

Bear Stearns Asset-Backed Securities Trust
5.594% due 02/25/2036 •		946	893
6.434% due 09/25/2046 •		30	27

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •		4,673	4,660

Blackrock European CLO DAC
4.283% due 10/15/2031 •	EUR	1,600	1,664

BlueMountain Fuji EUR CLO DAC
4.313% due 07/15/2030 •		1,687	1,772
4.573% due 01/15/2033 •		1,700	1,763

BNC Mortgage Loan Trust
5.754% due 11/25/2036 •		$742	706

BSPDF Issuer Ltd.
6.647% due 10/15/2036 •		7,900	7,634

Cairn CLO DAC
4.314% due 04/30/2031 •	EUR	3,151	3,290
4.443% due 10/15/2031 •		2,299	2,386

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •		3,085	3,199

Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •		$1,555	1,550

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		2,290	2,280
6.750% due 01/15/2030 •		471	471

CIFC Funding Ltd.
6.572% due 04/18/2031 •		1,400	1,397

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		13	13

Citigroup Mortgage Loan Trust
5.704% due 05/25/2037 •		2,400	2,131
5.929% due 10/25/2036 •		254	242
6.139% due 03/25/2037 •		4,100	3,775

Countrywide Asset-Backed Certificates Trust
4.033% due 11/25/2034 •		2,920	2,462
5.574% due 07/25/2037 •		73	66
5.624% due 11/25/2037 •		2,628	2,390
5.634% due 09/25/2037 •		19	17
5.714% due 05/25/2035 •		274	262
5.805% due 04/25/2036 ^~		77	65
5.914% due 05/25/2036 •		787	643
5.934% due 03/25/2037 •		206	193
6.214% due 11/25/2034 •		19	18
6.289% due 08/25/2034 •		3	3
6.469% due 12/25/2035 •		286	269

Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •		3,336	3,330
6.747% due 10/23/2031 •		3,169	3,159

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •	EUR	1,000	$1,040
4.475% due 09/15/2031 •		997	1,036
4.561% due 08/15/2032 •		1,591	1,662

Dryden CLO Ltd.
6.636% due 05/15/2031 •		$494	494

Dryden Euro CLO DAC
4.323% due 04/15/2033 •	EUR	1,495	1,541
4.641% due 05/15/2034 •		1,900	1,975

Dryden Senior Loan Fund
6.550% due 04/15/2028 •		$1,732	1,732

Elevation CLO Ltd.
6.563% due 10/25/2030 •		7,780	7,763

Euro-Galaxy CLO DAC
4.318% due 04/24/2034 •	EUR	300	311

First Franklin Mortgage Loan Trust
6.139% due 11/25/2036 •		$474	448
6.304% due 09/25/2035 •		433	425

Fremont Home Loan Trust
5.569% due 10/25/2036 •		107	95
5.574% due 01/25/2037 •		188	91
5.674% due 10/25/2036 •		661	267
6.274% due 03/25/2035 •		1,701	1,326

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		1,811	1,807

GSAMP Trust
5.634% due 11/25/2036 •		88	42
6.169% due 09/25/2035 ^•		6	6
6.409% due 03/25/2035 ^•		103	93

Halseypoint CLO Ltd.
6.688% due 07/20/2031 •		755	754

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	2,994	3,104
4.385% due 10/20/2031 •		1,798	1,866

Home Equity Mortgage Loan Asset-Backed Trust
4.617% due 11/25/2034 «•		$22	20
5.654% due 04/25/2037 •		91	68

HSI Asset Securitization Corp. Trust
5.974% due 02/25/2036 •		51	50

ICG U.S. CLO Ltd.
6.687% due 07/22/2031 •		800	797

IndyMac INDB Mortgage Loan Trust
5.574% due 07/25/2036 •		873	284

Jubilee CLO DAC
4.263% due 04/15/2030 •	EUR	2,800	2,921
4.273% due 04/15/2030 •		3,300	3,445
4.313% due 04/15/2031 •		800	829

KKR CLO Ltd.
6.520% due 07/15/2030 •		$769	766
6.750% due 01/15/2031 •		1,501	1,501

LCM LP
6.588% due 07/20/2030 •		1,395	1,395

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		814	682

Lehman XS Trust
4.418% due 06/25/2036 þ		192	178

LoanCore Issuer Ltd.
6.747% due 07/15/2036 •		900	884

Long Beach Mortgage Loan Trust
5.674% due 08/25/2036 •		73	28

Madison Park Funding Ltd.
6.437% due 04/22/2027 •		191	191

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •	EUR	1,341	1,409
4.535% due 12/15/2031 •		2,340	2,419

Marathon CLO Ltd.
6.720% due 04/15/2029 •		$1,357	1,357

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •		36	36

MASTR Asset-Backed Securities Trust
5.774% due 06/25/2036 •		210	180

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
5.854% due 02/25/2037 •		$1,348	$406
6.154% due 10/25/2035 •		1,223	1,145
6.154% due 05/25/2036 •		6	6

MF1 Ltd.
6.525% due 10/16/2036 •		12,600	12,383

MidOcean Credit CLO
6.661% due 01/29/2030 •		693	694
6.691% due 02/20/2031 •		277	277

MKS CLO Ltd.
6.778% due 01/20/2031 •		443	443

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 10/25/2036 •		550	472
6.334% due 05/25/2034 •		1,510	1,419
6.469% due 07/25/2035 •		476	456

Mountain View CLO LLC
6.610% due 01/16/2031 •		6,892	6,863

NovaStar Mortgage Funding Trust
6.139% due 01/25/2036 •		87	85

Octagon Investment Partners Ltd.
6.631% due 02/14/2031 •		1,000	996

Option One Mortgage Loan Trust
5.574% due 01/25/2037 •		208	135
5.574% due 03/25/2037 •		172	112
5.674% due 04/25/2037 •		2,842	1,427

Ownit Mortgage Loan Trust
5.714% due 09/25/2037 •		4,625	3,916

OZLM Ltd.
6.663% due 05/16/2030 •		373	372
6.688% due 10/20/2031 •		300	299

Palmer Square CLO Ltd.
6.570% due 10/17/2031 •		500	498

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		7,262	2,445
6.294% due 06/25/2033 •		1,537	1,356
6.534% due 09/25/2037 •		760	320

Residential Asset Securities Corp. Trust
5.714% due 09/25/2036 •		1,742	1,691
5.914% due 08/25/2036 •		325	288

Romark CLO Ltd.
6.637% due 10/23/2030 •		826	823

Saranac CLO Ltd.
6.807% due 08/13/2031 •		3,900	3,889

Saxon Asset Securities Trust
5.744% due 09/25/2037 •		61	57

Sculptor CLO Ltd.
6.840% due 01/15/2031 •		3,400	3,404

Securitized Asset-Backed Receivables LLC Trust
5.934% due 05/25/2036 •		889	470
6.109% due 10/25/2035 •		2,225	2,099

Sound Point CLO Ltd.
6.593% due 07/25/2030 •		981	978
6.597% due 01/23/2029 •		3	3
6.638% due 10/20/2028 •		250	250

Soundview Home Loan Trust
5.634% due 06/25/2037 •		719	498
6.384% due 10/25/2037 •		97	70

Specialty Underwriting & Residential Finance Trust
5.634% due 04/25/2037 •		2,804	1,894
5.754% due 09/25/2037 •		10,520	5,871

Starwood Commercial Mortgage Trust
6.645% due 04/18/2038 •		6,800	6,665

Structured Asset Securities Corp. Mortgage Loan Trust
6.004% due 10/25/2036 •		173	167
6.944% due 04/25/2035 •		4	4

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		7,200	7,166

TCW CLO Ltd.
6.583% due 04/25/2031 •		4,923	4,912

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	1,500	1,559

Venture CLO Ltd.
6.450% due 04/15/2027 •		$402	402
6.488% due 10/20/2028 •		405	405

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.578% due 07/20/2030 •		$5,228	$5,196
6.616% due 09/07/2030 •		703	701
6.638% due 07/20/2030 •		3,270	3,248
6.688% due 01/20/2029 •		2,343	2,342

Vibrant CLO Ltd.
6.628% due 09/15/2030 •		1,354	1,353

VMC Finance LLC
7.213% due 02/18/2039 •		9,189	9,006

Voya CLO Ltd.
6.570% due 10/15/2030 •		883	881

Wellfleet CLO Ltd.
6.478% due 07/20/2029 •		546	545

Wells Fargo Home Equity Asset-Backed Securities Trust
7.834% due 12/25/2034 •		137	134

Wind River CLO Ltd.
6.622% due 07/18/2031 •		797	792

Total Asset-Backed Securities (Cost $258,784)			245,846

SOVEREIGN ISSUES 3.6%

Canada Government Real Return Bond
4.250% due 12/01/2026 (f)	CAD	1,199	934

Denmark Government International Bond
0.100% due 11/15/2023 (f)	DKK	4,224	598

France Government International Bond
0.100% due 07/25/2031 (f)	EUR	5,155	5,187
0.250% due 07/25/2024 (f)		10,972	11,586

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		4,158	3,918
1.400% due 05/26/2025 (f)		32,520	33,872

Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	1,430,535	10,094
0.100% due 03/10/2029 (f)		3,311,006	23,342

Peru Government International Bond
5.940% due 02/12/2029	PEN	159	41

Total Sovereign Issues (Cost $103,732)			89,572

		SHARES
COMMON STOCKS 0.7%

CONSUMER DISCRETIONARY 0.4%

Hilton Worldwide Holdings, Inc.		28,514	4,283

Marriott International, Inc. ‘A’		22,854	4,492

			8,775

REAL ESTATE 0.3%

Howard Hughes Holdings, Inc. (c)		98,034	7,267

Total Common Stocks (Cost $16,098)			16,042

PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(g)		223,000	202

Total Preferred Securities (Cost $235)			202

REAL ESTATE INVESTMENT TRUSTS 15.1%

REAL ESTATE 15.1%

Alexandria Real Estate Equities, Inc.		59,127	5,919

American Assets Trust, Inc.		245,453	4,774

American Homes 4 Rent ‘A’		124,153	4,183

American Tower Corp.		4,450	732

Americold Realty Trust, Inc.		326,096	9,917

	SHARES	MARKET VALUE (000S)

Apartment Income REIT Corp.	101,678	$3,121

AvalonBay Communities, Inc.	28,103	4,826

Boston Properties, Inc.	88,697	5,276

Brixmor Property Group, Inc.	167,546	3,482

Camden Property Trust	144,501	13,667

COPT Defense Properties	98,359	2,344

Crown Castle, Inc.	81,071	7,461

CubeSmart	192,357	7,335

DiamondRock Hospitality Co.	522,837	4,198

Digital Realty Trust, Inc.	171,545	20,760

Equinix, Inc.	64,742	47,019

Equity LifeStyle Properties, Inc.	1,110	71

Equity Residential	2,247	132

Essex Property Trust, Inc.	31,338	6,646

Extra Space Storage, Inc.	78,378	9,529

First Industrial Realty Trust, Inc.	163,045	7,759

Gaming & Leisure Properties, Inc.	98,950	4,507

Healthpeak Properties, Inc.	668,461	12,273

Host Hotels & Resorts, Inc.	638,141	10,255

InvenTrust Properties Corp.	187,502	4,464

Invitation Homes, Inc.	262,313	8,313

Kilroy Realty Corp.	179,797	5,683

Kimco Realty Corp.	282,147	4,963

Mid-America Apartment Communities, Inc.	17,782	2,288

National Storage Affiliates Trust	128,032	4,064

Park Hotels & Resorts, Inc.	607,706	7,487

Prologis, Inc.	170,606	19,144

Public Storage	40,522	10,678

Realty Income Corp.	372,273	18,591

Regency Centers Corp.	81,704	4,856

Retail Opportunity Investments Corp.	449,262	5,562

Rexford Industrial Realty, Inc.	48,586	2,398

RLJ Lodging Trust	1,301,107	12,738

Ryman Hospitality Properties, Inc.	141,982	11,824

SBA Communications Corp.	8,170	1,635

Simon Property Group, Inc.	29,989	3,240

SITE Centers Corp.	478,325	5,898

Sun Communities, Inc.	2,077	246

Sunstone Hotel Investors, Inc.	710,085	6,639

Terreno Realty Corp.	121,889	6,923

UDR, Inc.	277,307	9,892

Ventas, Inc.	267,486	11,269

VICI Properties, Inc.	220,299	6,411

WP Carey, Inc.	25,306	1,369

Total Real Estate Investment Trusts (Cost $402,291)		372,761

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.1%

COMMERCIAL PAPER 3.1%

Amcor Flexibles North America, Inc.
5.550% due 10/06/2023	$1,050	1,049
5.550% due 10/17/2023	250	249
5.550% due 10/19/2023	250	249
5.550% due 10/30/2023 (b)	350	348

Ameren Corp.
5.540% due 10/25/2023	700	697

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Electric Power Co., Inc.
5.520% due 10/18/2023	$450	$449
5.570% due 10/16/2023	750	748
5.580% due 10/23/2023	500	498

Arrow Electronics, Inc.
5.850% due 10/03/2023	250	250
5.900% due 10/25/2023 (b)	250	249
5.900% due 10/26/2023 (b)	1,900	1,891

AT&T, Inc.
5.700% due 03/19/2024	6,200	6,030

Bacardi Martini BV
6.000% due 10/11/2023	400	399

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023	1,300	1,297
5.520% due 10/30/2023	1,600	1,592

Constellation Brands, Inc.
5.700% due 10/03/2023	250	250

Crown Castle, Inc.
6.000% due 10/31/2023	250	249
6.000% due 11/02/2023	2,650	2,635
6.020% due 10/17/2023	1,300	1,296

Diageo Capital PLC
5.500% due 10/16/2023	300	299
5.500% due 10/23/2023	550	548
5.550% due 11/07/2023	450	447

Discovery Communications LLC
5.970% due 10/16/2023 (b)	2,350	2,343

Dominion Resources, Inc.
5.540% due 10/24/2023	250	249
5.540% due 10/31/2023	300	299
5.550% due 10/05/2023	250	250
5.550% due 10/11/2023	850	848
5.550% due 10/17/2023	250	249
5.550% due 10/26/2023	450	448

Electricite de France SA
5.510% due 10/23/2023	2,450	2,441
5.510% due 10/27/2023	1,100	1,095

Enbridge (U.S.) Inc.
5.560% due 10/20/2023	500	498

Enel Finance America LLC
5.550% due 10/18/2023	700	698
5.550% due 10/27/2023	250	249
5.550% due 10/31/2023	250	249
5.560% due 10/13/2023	250	249

Energy Transfer LP
5.850% due 10/04/2023	250	250

Entergy Corp.
5.500% due 10/03/2023	250	250
5.500% due 10/04/2023	300	300
5.520% due 10/05/2023	250	250
5.520% due 10/06/2023	350	350
5.530% due 10/02/2023	250	250
5.530% due 10/27/2023	250	249
5.550% due 10/05/2023	400	400
5.550% due 10/12/2023	250	249

Equifax, Inc.
5.550% due 10/12/2023	500	499
5.550% due 10/16/2023	250	249

Fidelity National Information services, Inc.
5.520% due 10/11/2023	750	749
5.530% due 10/12/2023	500	499
5.550% due 10/12/2023	250	249
5.550% due 10/16/2023	400	399
5.550% due 10/17/2023	900	898
5.550% due 10/19/2023	450	449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Motors Financial Co., Inc.
5.630% due 10/13/2023	$250	$249

Global Payments, Inc.
6.030% due 10/10/2023	350	349
6.030% due 10/11/2023	850	848
6.030% due 10/16/2023	2,100	2,094
6.030% due 10/19/2023	2,000	1,993
6.030% due 10/25/2023	350	348
6.030% due 10/26/2023	350	348

Haleon UK Capital PLC
5.560% due 10/02/2023	250	250
5.560% due 10/03/2023	250	250
5.580% due 10/10/2023	250	250
5.600% due 10/11/2023	550	549

Humana, Inc.
5.530% due 10/02/2023	250	250
5.550% due 10/19/2023	250	249
5.550% due 10/23/2023	250	249
5.580% due 10/16/2023	250	249
5.580% due 10/17/2023	500	499
5.580% due 10/23/2023	250	249
5.580% due 10/25/2023	600	598
5.580% due 10/26/2023	300	299

Intercontinental Exchange,Inc.
5.560% due 10/16/2023	300	299
5.560% due 10/24/2023	250	249
5.560% due 10/25/2023	250	249
5.560% due 10/26/2023	250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	1,200	1,199

L3Harris Technologies, Inc.
5.620% due 10/10/2023	650	649
5.630% due 10/10/2023	500	499
5.650% due 10/02/2023	500	500
5.650% due 10/03/2023	500	500

LSEGA Financing PLC
5.510% due 10/26/2023	500	498
5.520% due 10/18/2023	300	299
5.520% due 10/20/2023	300	299

Marathon Oil Corp.
6.000% due 10/06/2023	1,150	1,149
6.030% due 10/13/2023	600	599

Marriott International, Inc.
5.540% due 10/11/2023	250	249
5.540% due 10/13/2023	250	249
5.540% due 10/20/2023	600	598

Microchip Technology, Inc.
5.600% due 10/11/2023	250	249
5.600% due 10/30/2023	650	647
5.600% due 11/07/2023	500	497

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	250	250
5.520% due 10/17/2023	500	499
5.520% due 10/18/2023	450	449
5.520% due 10/19/2023	250	249

Oracle Corp.
5.500% due 10/23/2023	650	648
5.510% due 10/23/2023	1,550	1,544
5.510% due 10/27/2023	750	747
5.520% due 10/26/2023	1,050	1,046
5.530% due 10/30/2023 (b)	450	448
5.530% due 11/08/2023	250	248

Penske Truck Leasing Co. LP
5.500% due 10/02/2023	800	800
5.510% due 10/04/2023	250	250
5.520% due 10/17/2023	450	449

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Quanta Services, Inc.
5.900% due 10/10/2023	$350	$349

RTX Corp.
5.480% due 10/04/2023	1,050	1,049
5.490% due 10/02/2023	400	400
5.500% due 10/02/2023	350	350
5.500% due 10/04/2023	350	350

Sempra Energy
5.530% due 10/17/2023	400	399
5.530% due 10/18/2023	250	249
5.530% due 10/23/2023	350	349

Southern California Edison
5.550% due 10/02/2023	350	350
5.550% due 10/04/2023	250	250
5.550% due 10/13/2023 (b)	900	898

Targa Resources Corp.
6.150% due 10/23/2023	950	947

Thomson Reuters Corp.
5.520% due 10/25/2023	300	299

VW Credit, Inc.
5.570% due 10/17/2023	550	548

Walgreens Boots Alliance, Inc.
6.050% due 10/03/2023	3,500	3,498

		76,231

REPURCHASE AGREEMENTS (h) 20.0%
		496,300

U.S. TREASURY BILLS 1.0%
5.456% due 11/16/2023 - 12/28/2023 (b)(d)(e)(k)(m)	25,228	24,939

Total Short-Term Instruments (Cost $597,506)		597,470

Total Investments in Securities (Cost $4,631,653)		4,255,646

	SHARES
INVESTMENTS IN AFFILIATES 1.8%

SHORT-TERM INSTRUMENTS 1.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%

PIMCO Short-Term Floating NAV Portfolio III	4,688,829	45,580

Total Short-Term Instruments (Cost $45,592)		45,580

Total Investments in Affiliates (Cost $45,592)		45,580

Total Investments 173.7% (Cost $4,677,245)		$4,301,226

Financial Derivative Instruments (j)(l) (1.2)% (Cost or Premiums, net $(3,101))		(30,254)

Other Assets and Liabilities, net (72.5)%		(1,795,343)

Net Assets 100.0%		$2,475,629

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.340%	09/29/2023	10/02/2023	$232,100	U.S. Treasury Notes 1.000% - 2.250% due 04/30/2024 - 12/15/2024	$(236,980)	$232,100	$232,203
	5.340	10/02/2023	10/03/2023	196,300	U.S. Treasury Notes 0.500% due 03/31/2025	(199,853)	196,300	196,300
BRC	5.330	10/02/2023	10/03/2023	32,200	Ginnie Mae 5.500% due 06/20/2053	(33,915)	32,200	32,200
GSC	5.360	09/29/2023	10/02/2023	35,700	Freddie Mac 3.000% due 08/01/2052	(36,647)	35,700	35,716

Total Repurchase Agreements						$(507,395)	$496,300	$496,419

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.370%	09/20/2023	10/04/2023	$(22,667)	$(22,707)
	5.410	09/07/2023	10/11/2023	(117,090)	(117,530)
	5.410	09/13/2023	10/11/2023	(52,061)	(52,209)
	5.420	08/22/2023	10/05/2023	(19,044)	(19,162)
	5.420	09/08/2023	10/11/2023	(5,711)	(5,732)
	5.420	09/11/2023	10/11/2023	(111,713)	(112,067)
	5.430	09/21/2023	10/05/2023	(2,700)	(2,704)
CIB	5.410	09/14/2023	10/11/2023	(992,242)	(994,667)
	5.410	10/03/2023	10/11/2023	(72,765)	(72,765)
GRE	5.420	09/22/2023	10/05/2023	(34,277)	(34,328)
	5.430	09/20/2023	10/04/2023	(60,530)	(60,640)

Total Reverse Repurchase Agreements					$(1,494,511)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
MSC	5.410%	09/01/2023	10/04/2023	$(15,413)	$(15,485)
TDM	5.420	08/17/2023	10/05/2023	(3,625)	(3,650)
	5.430	09/12/2023	10/04/2023	(41,940)	(42,067)

Total Sale-Buyback Transactions					$(61,202)

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$428,503	$(332,111)	$0	$96,392	$(105,502)	$(9,110)
BRC	32,200	0	0	32,200	(33,915)	(1,715)
CIB	0	(1,067,432)	0	(1,067,432)	992,314	(75,118)
GRE	0	(94,968)	0	(94,968)	94,446	(522)
GSC	35,716	0	0	35,716	(36,647)	(931)

Master Securities Forward Transaction Agreement
MSC	0	0	(15,485)	(15,485)	15,171	(314)
TDM	0	0	(45,717)	(45,717)	44,741	(976)

Total Borrowings and Other Financing Transactions	$496,419	$(1,494,511)	$(61,202)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(1,421,746)	$0	$0	$(1,421,746)

Total	$0	$(1,421,746)	$0	$0	$(1,421,746)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(61,202)	0	0	(61,202)

Total	$0	$(61,202)	$0	$0	$(61,202)

Total Borrowings	$0	$(1,482,948)	$0	$0	$(1,482,948)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(1,482,948)

(i)	Securities with an aggregate market value of $1,478,379 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(1,349,595) at a weighted average interest rate of 5.201%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(19) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(72,765) is outstanding at period end.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - ICE Brent Crude March 2024 Futures	$85.000	01/26/2024	533	$533	$2,225	$2,510

					$2,225	$2,510

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE Brent Crude December 2023 Futures	$90.000	10/26/2023	50	$50	$(59)	$(206)
Call - ICE Brent Crude March 2024 Futures	95.000	01/26/2024	533	533	(1,877)	(1,562)

					$(1,936)	$(1,768)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude December Futures	10/2023	35	$3,227	$(36)	$0	$(32)
Brent Crude December Futures	10/2024	18	1,483	(33)	0	(8)
California Carbon Allowance December Futures	12/2023	676	24,816	4,973	95	0
California Carbon Allowance December Futures	12/2024	1,010	39,956	33	156	(1)
Euro-BTP December Futures	12/2023	226	26,219	(855)	347	(335)
European Climate Exchange December Futures	12/2023	104	8,980	(514)	46	(114)
Hard Red Winter Wheat March Futures	03/2024	10	336	(58)	0	(10)
Iron Ore January Futures	01/2024	1,474	16,668	129	240	0
Natural Gas December Futures	11/2023	24	795	5	0	(7)
Natural Gas November Futures	10/2023	114	3,339	(131)	0	(18)
U.S. Treasury 10-Year Note December Futures	12/2023	966	104,388	(1,797)	196	0
WTI Crude December Futures	11/2023	17	1,510	184	0	(13)
WTI Crude December Futures	11/2025	58	4,254	(32)	0	(21)

				$1,868	$1,080	$(559)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude December Futures	10/2025	58	$(4,540)	$41	$20	$0
Euro-Bobl December Futures	12/2023	208	(25,454)	345	158	(187)
Euro-Bund December Futures	12/2023	196	(26,657)	215	321	(321)
Euro-Buxl 30-Year Bond December Futures	12/2023	369	(47,736)	3,482	1,116	(1,100)
Euro-Oat December Futures	12/2023	72	(9,378)	269	118	(121)
Euro-Schatz December Futures	12/2023	3,454	(383,396)	1,240	584	(749)
Gas Oil March Futures	03/2024	107	(9,293)	0	14	0
Gold 100 oz. December Futures	12/2023	97	(18,101)	918	121	0
New York Harbor March Futures	02/2024	91	(11,218)	235	79	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	142	(15,636)	103	39	(51)
U.S. Treasury 2-Year Note December Futures	12/2023	768	(155,682)	678	0	(78)
U.S. Treasury 5-Year Note December Futures	12/2023	1,309	(137,915)	1,066	0	(205)
U.S. Treasury 10-Year Ultra December Futures	12/2023	403	(44,960)	1,260	0	(94)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	475	(56,377)	4,085	0	(178)
WTI Crude December Futures	11/2023	17	(1,510)	(326)	14	0

				$13,611	$2,584	$(3,084)

Total Futures Contracts				$15,479	$3,664	$(3,643)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550%	Annual	09/14/2028	JPY	2,480,000	$(29)	$41	$12	$20	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		5,245,000	104	753	857	122	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		1,060,000	2	86	88	32	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$195,800	738	1,310	2,048	0	(94)
Pay(2)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		78,300	(605)	(6,409)	(7,014)	118	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		34,900	722	5,754	6,476	0	(154)
Pay	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	29,100	0	(470)	(470)	0	(11)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		4,000	(20)	(422)	(442)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		7,300	(40)	(780)	(820)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		6,600	(50)	(693)	(743)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		8,700	(32)	(826)	(858)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,800	(14)	(361)	(375)	1	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		27,900	0	(1,106)	(1,106)	0	(4)
Pay(2)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		146,120	(1,815)	(2,477)	(4,292)	0	(69)
Receive(2)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		43,420	546	1,938	2,484	0	(138)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		7,400	40	336	376	0	(26)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		2,900	(20)	(626)	(646)	12	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,600	39	360	399	0	(29)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,200	4	49	53	0	(10)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		3,900	0	192	192	0	(16)

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	CPTFEMU	2.580%	Maturity	03/15/2052	EUR	500	$0	$(60)	$(60)	$1	$0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,900	(49)	(174)	(223)	4	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,500	2	(178)	(176)	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		4,600	31	(107)	(76)	4	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		3,700	5	0	5	3	(3)
Pay	CPURNSA	2.560	Maturity	09/12/2024		$9,400	0	(3)	(3)	6	0
Pay	CPURNSA	2.565	Maturity	09/12/2024		7,100	0	(2)	(2)	5	0
Receive	CPURNSA	2.419	Maturity	03/05/2026		4,400	0	427	427	0	(8)
Receive	CPURNSA	2.768	Maturity	05/13/2026		8,500	0	650	650	0	(11)
Receive	CPURNSA	2.813	Maturity	05/14/2026		3,300	0	245	245	0	(4)
Receive	CPURNSA	2.703	Maturity	05/25/2026		2,240	0	176	176	0	(3)
Receive	CPURNSA	2.690	Maturity	06/01/2026		4,100	0	321	321	0	(6)
Receive	CPURNSA	2.573	Maturity	08/26/2028		4,900	0	320	320	0	(10)
Receive	CPURNSA	2.645	Maturity	09/10/2028		3,100	0	179	179	0	(7)
Pay	CPURNSA	2.006	Maturity	11/30/2030		8,200	0	(1,144)	(1,144)	21	0

Total Swap Agreements							$(441)	$(2,701)	$(3,142)	$354	$(603)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability(3)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$2,510	$3,664	$354	$6,528	$(1,768)	$(3,659)	$(603)	$(6,030)

(k)

Securities with an aggregate market value of $18,236 and cash of $14,177 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Future styled option variation margin asset of $322 is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin liability of $(16) for closed futures is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	DKK	190,863		$27,932	$877	$0
	10/2023		$27,460	DKK	193,922	29	0
	11/2023	DKK	193,619		$27,460	0	(29)
	11/2023	EUR	2,803		3,079	111	0

BPS	10/2023	DKK	207,922		30,392	918	0
	11/2023	CAD	1,341		1,001	13	0
	11/2023	EUR	423		458	10	0
	11/2023	JPY	513,873		3,608	146	0
	11/2023		$1,853	EUR	1,725	0	(26)
	11/2023		30	NZD	50	0	0

CBK	11/2023	CAD	91		$68	1	0
	11/2023	EUR	596		635	4	0
	11/2023		$1,223	DKK	8,595	0	(3)
	11/2023		168	EUR	153	0	(6)

GLM	10/2023		8	MXN	132	0	0

JPM	10/2023		28,956	DKK	204,802	76	0
	11/2023	DKK	204,484		$28,956	0	(76)
	11/2023	GBP	1,314		1,676	72	0
	11/2023	JPY	1,772,100		12,323	383	0
	11/2023		$1,410	EUR	1,289	0	(45)

MBC	11/2023		297		279	0	(2)

RBC	10/2023	CAD	2,760		$2,042	10	0

SCX	11/2023	AUD	75		49	1	0
	11/2023	EUR	56,699		62,782	2,729	0
	11/2023		$89	EUR	80	0	(4)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
TOR	11/2023	CAD	39		$29	$0	$0
	11/2023	JPY	2,864,445		20,263	963	0

UAG	11/2023	EUR	40,033		44,155	1,754	0
	11/2023		$129	NZD	212	0	(2)

Total Forward Foreign Currency Contracts						$8,097	$(193)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	13,600	$(74)	$(87)

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	29,300	(354)	(308)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	29,300	(354)	(389)

FAR	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.606	10/27/2023	123,100	(659)	(799)

GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.645	10/27/2023	5,600	(30)	(33)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	18,400	(239)	(168)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	18,400	(239)	(237)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	39,700	(500)	(330)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	39,700	(500)	(555)

Total Written Options							$(2,949)	$(2,906)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	Alerian Midstream Energy Total Return Index	10,627	5.480% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	$19,097	$0	$(76)	$0	$(76)
	Receive	BCOMF1NTC Index	50,337	0.120%	Monthly	02/15/2024	6,451	0	(15)	0	(15)
	Receive	AMZX Index	2,512	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	4,514	0	(19)	0	(19)

CIB	Receive	PIMCODB Index(4)	343,514	0.000%	Monthly	02/15/2024	71,574	0	(1,843)	0	(1,843)

FAR	Receive	Alerian Midstream Energy Total Return Index	56,959	5.890% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/14/2024	102,355	0	(433)	0	(433)

GST	Receive	BCOMF1NTC Index	14,108	5.545% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	4,770	0	(55)	0	(55)
	Receive	PIMCODB Index(5)	2,802,108	0.000%	Monthly	02/15/2024	304,060	0	(7,534)	0	(7,534)

JPM	Receive	JMABNIC5 Index(6)	1,610,589	0.000%	Monthly	02/15/2024	308,696	0	(10,159)	0	(10,159)
	Receive	Alerian Midstream Energy Total Return Index	164,763	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	122,356	0	(343)	0	(343)

MAC	Receive	PIMCODB Index(7)	2,516,237	0.000%	Monthly	02/15/2024	504,905	0	(13,232)	0	(13,232)

MYI	Receive	DWRTFT Index	167	5.525% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	1,939	0	(144)	0	(144)
	Receive	DWRTFT Index	5,362	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	57,886	0	(258)	0	(258)
	Receive	DWRTFT Index	18,276	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	197,300	0	(762)	0	(762)
	Receive	DWRTFT Index	8,094	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	87,379	0	(456)	0	(456)
	Receive	DWRTFT Index	5,635	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	60,833	0	(278)	0	(278)

								$0	$(35,607)	$0	$(35,607)

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Receive	Alexandria Real Estate Equities, Inc.	80,100	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	$8,018	$0	$60	$60	$0
	Receive	American Homes 4 Rent	523,400	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	17,633	0	(79)	0	(79)
	Receive	American Tower Corp.	70,748	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	11,635	0	(54)	0	(54)
	Receive	Apartment Income REIT Corp.	127,369	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	3,910	0	(18)	0	(18)
	Receive	AvalonBay Communities, Inc.	136,400	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	23,425	0	120	120	0
	Receive	Digital Realty Trust, Inc.	90,100	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	10,904	0	(50)	0	(50)
	Receive	Equinix, Inc.	17,500	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	12,710	0	(57)	0	(57)
	Receive	Equity LifeStyle Properties, Inc.	316,000	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	20,132	0	53	53	0
	Receive	Equity Residential	360,500	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	21,165	0	141	141	0
	Receive	First Industrial Realty Trust, Inc.	214,600	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	10,213	0	22	22	0
	Receive	Gaming and Leisure Properties, Inc.	228,300	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	10,399	0	(45)	0	(45)
	Receive	Invitation Homes, Inc.	691,731	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	21,921	0	(99)	0	(99)
	Receive	Prologis, Inc.	515,663	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	57,863	0	(269)	0	(269)
	Receive	PSA Treasury Pte Ltd.	97,057	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	25,576	0	(113)	0	(113)
	Receive	Rexford Industrial Realty, Inc.	180,200	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	8,893	0	28	28	0
	Receive	SBA Communications Corp.	53,601	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	10,729	0	(50)	0	(50)
	Receive	Simon Property Group, Inc.	318,900	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	34,451	0	(152)	0	(152)
	Receive	Sun Communities, Inc.	137,982	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	16,329	0	57	57	0
	Receive	Vici Properities, Inc.	797,379	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	23,204	0	228	228	0
	Receive	WP Carey, Inc.	167,700	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/06/2023	9,069	0	134	134	0

								$0	$(143)	$843	$(986)

Total Swap Agreements								$0	$(35,750)	$843	$(36,593)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$1,017	$0	$0	$1,017	$(29)	$0	$0	$(29)	$988	$(1,160)	$(172)
BPS	1,087	0	0	1,087	(26)	(87)	(110)	(223)	864	(1,630)	(766)
CBK	5	0	0	5	(9)	(697)	0	(706)	(701)	0	(701)
CIB	0	0	0	0	0	0	(1,843)	(1,843)	(1,843)	1,914	71
FAR	0	0	0	0	0	(799)	(433)	(1,232)	(1,232)	(2,650)	(3,882)
GLM	0	0	0	0	0	(438)	0	(438)	(438)	486	48
GST	0	0	0	0	0	(885)	(7,589)	(8,474)	(8,474)	5,540	(2,934)
JPM	531	0	843	1,374	(121)	0	(11,488)	(11,609)	(10,235)	35,255	25,020
MAC	0	0	0	0	0	0	(13,232)	(13,232)	(13,232)	8,603	(4,629)
MBC	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
MYI	0	0	0	0	0	0	(1,898)	(1,898)	(1,898)	32,140	30,242
RBC	10	0	0	10	0	0	0	0	10	0	10
SCX	2,730	0	0	2,730	(4)	0	0	(4)	2,726	(3,020)	(294)
TOR	963	0	0	963	0	0	0	0	963	(940)	23
UAG	1,754	0	0	1,754	(2)	0	0	(2)	1,752	(1,950)	(198)

Total Over the Counter	$8,097	$0	$843	$8,940	$(193)	$(2,906)	$(36,593)	$(39,692)

(m)

Securities with an aggregate market value of $83,938 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2024 Futures	14.0%	$9,985
Cocoa March 2024 Futures	2.9	2,090
Cotton No. 02 March 2024 Futures	4.0	2,892
Gas Oil January 2024 Futures	6.0	4,273
Lean Hogs February 2024 Futures	0.9	615
New York Harbor ULSD January 2024 Futures	7.0	4,996
RBOB Gasoline January 2024 Futures	8.6	6,191
Soybean Oil January 2024 Futures	0.6	394
Soybeans January 2024 Futures	3.7	2,684
Sugar No. 11 March 2024 Futures	3.8	2,755
WTI Crude January 2024 Futures	14.3	10,221
Zinc November 2023 Futures	5.6	4,008

Total Long Futures Contracts		$51,104

Cash	28.6%	$20,470

Total Notional Amount		$71,574

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(5)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude February 2024 Futures	14.0%	$42,508
Cocoa March 2024 Futures	3.0	9,061
Cotton No. 02 March 2024 Futures	4.0	12,193
Gas Oil January 2024 Futures	5.9	17,788
Lean Hogs February 2024 Futures	0.8	2,584
New York Harbor ULSD January 2024 Futures	6.9	21,071
RBOB Gasoline January 2024 Futures	8.6	26,119
Soybean Oil January 2024 Futures	0.5	1,672
Soybeans January 2024 Futures	3.7	11,220

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Sugar No. 11 March 2024 Futures	3.8%	$11,584
WTI Crude January 2024 Futures	14.3	43,511
Zinc October 2023 Futures	5.7	17,271

Total Long Futures Contracts		$216,582

Cash	28.8%	$87,478

Total Notional Amount		$304,060

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(6)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude February 2024 Futures	20.5%	$63,340
Cotton No. 02 December 2023 Futures	1.8	5,614
Gas Oil January 2024 Futures	3.2	9,923
Gold 100 oz. December 2023 Futures	17.8	54,873
Live Cattle October 2023 Futures	6.4	19,669
LME — Copper October 2023 Futures	7.0	21,728
New York Harbor ULSD January 2024 Futures	4.2	12,794
Nickel October 2023 Futures	3.5	10,717
RBOB Gasoline January 2024 Futures	4.4	13,695
Silver December 2023 Futures	5.4	16,686
Soybean Meal December 2023 Futures	9.6	29,743
Soybeans November 2023 Futures	12.3	38,073
Sugar No. 11 October 2023 Futures	3.9	11,870

Total Long Futures Contracts		$308,725

Cash	0.0%	$(29)

Total Notional Amount		$308,696

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(7)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude May 2024 Futures	13.9%	$70,318
Cocoa March 2024 Futures	3.0	15,075
Cotton No. 02 March 2024 Futures	4.0	20,242
Gas Oil February 2024 Futures	5.9	29,603
Lean Hogs February 2024 Futures	0.8	4,276
New York Harbor ULSD February 2024 Futures	7.0	35,099
RBOB Gasoline February 2024 Futures	8.6	43,472
Soybean Oil March 2024 Futures	0.5	2,772
Soybeans March 2024 Futures	3.7	18,656
Sugar No. 11 March 2024 Futures	3.8	19,233
WTI Crude February 2024 Futures	14.3	72,102
Zinc November 2023 Futures	5.7	28,683

Total Long Futures Contracts		$359,531

Cash	28.8%	$145,374

Total Notional Amount		$504,905

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Consolidated Schedule of Investments	PIMCO All Asset: Multi-Real Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$2,510	$0	$0	$0	$0	$2,510
Futures	785	0	0	0	2,879	3,664
Swap Agreements	0	0	0	0	354	354

	$3,295	$0	$0	$0	$3,233	$6,528

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,097	$0	$8,097
Swap Agreements	0	0	843	0	0	843

	$0	$0	$843	$8,097	$0	$8,940

	$3,295	$0	$843	$8,097	$3,233	$15,468

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$1,768	$0	$0	$0	$0	$1,768
Futures	240	0	0	0	3,419	3,659
Swap Agreements	0	0	0	0	603	603

	$2,008	$0	$0	$0	$4,022	$6,030

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$193	$0	$193
Written Options	0	0	0	0	2,906	2,906
Swap Agreements	32,838	0	3,755	0	0	36,593

	$32,838	$0	$3,755	$193	$2,906	$39,692

	$34,846	$0	$3,755	$193	$6,928	$45,722

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$652	$0	$0	$0	$236	$888
Futures	12,061	0	0	0	3,355	15,416
Swap Agreements	0	0	0	0	(587)	(587)

	$12,713	$0	$0	$0	$3,004	$15,717

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(922)	$0	$(922)
Purchased Options	0	0	0	0	(1,092)	(1,092)
Written Options	184	0	0	0	2,291	2,475
Swap Agreements	105,829	0	(42,607)	0	0	63,222

	$106,013	$0	$(42,607)	$(922)	$1,199	$63,683

	$118,726	$0	$(42,607)	$(922)	$4,203	$79,400

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$286	$0	$0	$0	$0	$286
Written Options	290	0	0	0	(94)	196
Futures	2,915	0	0	0	24,790	27,705
Swap Agreements	0	0	0	0	487	487

	$3,491	$0	$0	$0	$25,183	$28,674

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,928	$0	$10,928
Purchased Options	0	0	0	0	1,021	1,021
Written Options	0	0	0	0	(1,071)	(1,071)
Swap Agreements	(65,394)	0	(4,379)	0	0	(69,773)

	$(65,394)	$0	$(4,379)	$10,928	$(50)	$(58,895)

	$(61,903)	$0	$(4,379)	$10,928	$25,133	$(30,221)

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$56,352	$0	$56,352
Industrials	0	76	0	76
Utilities	0	294	0	294
U.S. Government Agencies	0	149,170	0	149,170
U.S. Treasury Obligations	0	2,696,474	0	2,696,474
Non-Agency Mortgage-Backed Securities	0	31,289	98	31,387
Asset-Backed Securities	0	245,826	20	245,846
Sovereign Issues	0	89,572	0	89,572
Common Stocks
Consumer Discretionary	8,775	0	0	8,775
Real Estate	7,267	0	0	7,267
Preferred Securities
Banking & Finance	0	202	0	202
Real Estate Investment Trusts
Real Estate	372,761	0	0	372,761
Short-Term Instruments
Commercial Paper	0	76,231	0	76,231
Repurchase Agreements	0	496,300	0	496,300
U.S. Treasury Bills	0	24,939	0	24,939

	$388,803	$3,866,725	$118	$4,255,646

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45,580	$0	$0	$45,580

Total Investments	$434,383	$3,866,725	$118	$4,301,226

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,978	550	0	6,528
Over the counter	0	8,940	0	8,940

	$5,978	$9,490	$0	15,468

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,856)	(1,158)	0	(6,014)
Over the counter	0	(39,692)	0	(39,692)

	$(4,856)	$(40,850)	$0	$(45,706)

Total Financial Derivative Instruments	$1,122	$(31,360)	$0	$(30,238)

Totals	$435,505	$3,835,365	$118	$4,270,988

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	63

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the funds (each a “Fund” and collectively the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the Funds.

Shares of the Funds have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Fund issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

The PIMCO All Asset: Multi-Real Fund has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the

64	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO All Asset: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Authority: Multi-RAE PLUS Fund	Quarterly	Quarterly

PIMCO All Asset: Multi-Real Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Notes to Financial Statements	(Cont.)

in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to that Fund or class, less any liabilities, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as

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Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan- level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s offering memorandum.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not

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Notes to Financial Statements	(Cont.)

necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive

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markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$0	$97,075	$0	$0	$207	$97,282	$819	$0

PIMCO All Authority: Multi-RAE PLUS Fund*	19,536	16,453	(36,098)	(283)	392	0	348	0

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Notes to Financial Statements	(Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$181	$3	$(184)	$0	$0	$0	$3	$0

PIMCO All Asset: Multi-Real Fund	142	449,237	(403,801)	14	(12)	45,580	237	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities

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discussed elsewhere in this report and each Fund’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities  (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities  may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date).

Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Restricted Investments  are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

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Notes to Financial Statements	(Cont.)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, the Funds have used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest

72	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales  Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during

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Notes to Financial Statements	(Cont.)

the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by a Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts  (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

74	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

Options on Indexes  (“Index Option”) use a specified index as the underlying instrument for the option contract. The exercise for an Index Option will not include physical delivery of the underlying index but will result in a cash transfer of the amount of the difference between the settlement price of the underlying index and the strike price.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value.

In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a

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Notes to Financial Statements	(Cont.)

particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

76	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

New Fund	—	—	X

Small Fund	X	X	X

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Futures Contract	X	X	X

Equity	X	X	X

Model	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X

Collateralized Loan Obligations	X	X	X

Extension	X	X	X

Commodity	X	—	—

MLP	X	—	—

Prepayment	X	X	X

Privately Issued Mortgage-Related Securities	X	X	X

Real Estate	X	—	—

Foreign (Non-U.S.) Investment	X	X	X

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Notes to Financial Statements	(Cont.)

Risks	PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-RAE PLUS Fund	PIMCO All Authority: Multi-RAE PLUS Fund

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Issuer Non-Diversification	X	X	X

Leveraging	X	X	X

Management	X	X	X

Subsidiary	X	—	—

Tax	X	—	—

Short Exposure	X	X	X

Convertibles Securities	X	X	X

LIBOR Transition	X	X	X

Inflation-Indexed Security	X	—	—

Please see “Description of Principal Risks” in a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund.

The following risks are principal risks of investing in a Fund.

New Fund Risk  is the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or

78	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally- cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange- traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Futures Contract Risk  is the risk that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Model Risk  is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes the Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Extension Risk  is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Fund’s investment in such securities and may prevent a Fund from receiving higher interest rates on proceeds reinvested.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Subsidiary, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

MLP Risk  is the risk that investments in derivatives or other instruments related to master limited partnerships and limited liability companies that are treated as partnerships for U.S. federal income tax purposes (“MLPs”) may trade infrequently and in limited volume and may be subject to abrupt or erratic price movements. MLPs that concentrate in the energy sector are subject to risks associated with the energy sector. Equity securities issued by MLPs are subject to the risks associated with equity investments, and debt securities issued by MLPs are subject to the risks associated with debt investments, including interest rate risk, prepayment risk, credit risk, and, as applicable, high yield securities risk.

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Notes to Financial Statements	(Cont.)

Prepayment Risk  is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Fund foregoing future interest income on the portion of the principal repaid early and may result in a Fund being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk  is the risk of nonpayment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments, or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk  is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified fund might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO and Research Affiliates, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO or Research Affiliates and the individual portfolio managers in connection with managing a Fund and may cause PIMCO or Research Affiliates to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

80	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s offering memorandum for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially

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Notes to Financial Statements	(Cont.)

more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation

82	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

(depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Fund is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Fund’s respective average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Investment Advisory Fees and Supervisory and Administrative Fees for each Fund are charged at an annual rate as noted in the following table (calculated as a percentage of each Fund’s respective average daily net assets attributable to each Fund):

Fund Name	Investment Advisory Fee	Supervisory and Administrative Fee

PIMCO All Asset: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Authority: Multi-RAE PLUS Fund	0.64%	0.25%

PIMCO All Asset: Multi-Real Fund	0.49%	0.25%

(c) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Funds are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses, which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(d) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit”. The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

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Notes to Financial Statements	(Cont.)

For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO All Authority: Multi-RAE PLUS Fund	$2

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO.

	Expiring within			Total
Fund Name	12 months	13 - 24 months	25 - 36 months

PIMCO All Authority: Multi-RAE PLUS Fund	$0	$0	$59	$59

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(e) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

(f) Acquired Fund Fees and Expenses PIMCO All Asset: Multi-Real Fund (Cayman) Ltd. (the “Subsidiary”), has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $768,932. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

84	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO All Asset: Multi-RAE PLUS Fund	$3,495,296	$2,870,178	$284,841	$287,078

PIMCO All Authority: Multi-RAE PLUS Fund	512,172	396,277	49,882	52,720

PIMCO All Asset: Multi-Real Fund	2,446,987	2,223,617	151,005	239,457

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO All Asset: Multi-RAE PLUS Fund				PIMCO All Authority: Multi-RAE PLUS Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Inception date through March 31,2023(a)

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	26,913	$275,427	122,579	$1,139,629	11,581	$115,114	66,692	$640,923
Issued as reinvestment of distributions	6,080	60,002	0	0	595	5,801	2,226	22,000
Cost of shares redeemed	(76,129)	(756,605)	(201,113)	(1,806,389)	(30,182)	(295,468)	(23,103)	(227,037)

Net increase (decrease) resulting from Fund share transactions	(43,136)	$(421,176)	(78,534)	$(666,760)	(18,006)	$(174,553)	45,815	$435,886

	PIMCO All Asset: Multi-Real Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold	67,023	$601,221	128,697	$1,187,364
Issued as reinvestment of distributions	3,410	30,002	49,651	506,999
Cost of shares redeemed	(56,523)	(494,052)	(110,306)	(1,294,915)

Net increase (decrease) resulting from Fund share transactions	13,910	$137,171	68,042	$399,448

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Fund was August 23, 2022.

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2023. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Fund Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO All Asset: Multi-RAE PLUS Fund	0	1	0%	98%

PIMCO All Authority: Multi-RAE PLUS Fund	0	1	0%	100%

PIMCO All Asset: Multi-Real Fund	0	1	0%	90%

14. BASIS FOR CONSOLIDATION

The Subsidiary, a Cayman Islands exempted company, was incorporated on June 17, 2020, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO All Asset: Multi-Real Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its offering memorandum and offering memorandum supplement. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary, if any.

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Notes to Financial Statements	(Cont.)

All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Subsidiary, comprising the entire issued share capital of the Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. The net assets of the Subsidiary as of period end represented 11.1% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options.

The Funds may also gain exposure indirectly to commodity markets by investing in the Multi Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by each Fund, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its offering memorandum.

86	PRIVATE ACCOUNT PORTFOLIO SERIES

September 30, 2023	(Unaudited)

If, during a taxable year, the Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Fund as a deductible amount for income tax purposes. In the event the Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Fund as ordinary income for Federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, a Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO All Asset: Multi-RAE PLUS Fund	$41,516	$59,086

PIMCO All Authority: Multi-RAE PLUS Fund	0	1,063

PIMCO All Asset: Multi-Real Fund	64,019	31,569

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$3,674,733	$119,448	$(186,042)	$(66,594)

PIMCO All Authority: Multi-RAE PLUS Fund	364,460	13,575	(7,160)	6,415

PIMCO All Asset: Multi-Real Fund	4,728,704	55,381	(500,532)	(445,151)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	87

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC

BPG	BNP Paribas Securities Corp.	GRE	NatWest Markets Securities, Inc.	RBC	Royal Bank of Canada

BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc

BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

CDI	Natixis Singapore	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford

FAR	Wells Fargo Bank National Association

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar

BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty

CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar

DKK	Danish Krone	KRW	South Korean Won	TWD	Taiwanese Dollar

EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar

GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

HKD	Hong Kong Dollar

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

AMZX	Alerian MLP Total Return Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF

BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERADXULT	eRAFI International Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket

BRENT	Brent Crude	ERAEMLT	eRAFI Emerging Markets Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF

CAONREPO	Canadian Overnight Repo Rate Average	ERAUSLT	eRAFI U.S. Large Strategy Index	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index

CDX.HY	Credit Derivatives Index - High Yield	ERAUSST	eRAFI U.S. Small Strategy Index	RU20INTR	Russell 2000 Total Return Index

CDX.IG	Credit Derivatives Index - Investment Grade	EUR003M	3 Month EUR Swap Rate	S&P 500	Standard & Poor’s 500 Index

CPTFEMU	Eurozone HICP ex-Tobacco Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFR	Secured Overnight Financing Rate

CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate

CIBO03M	Denmark Interbank 3-month Offered Rate	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CITF03M	Denmark 3-month Interest Rate Swap Offered rate	NDDUEAFE	MSCI EAFE Index

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	oz.	Ounce

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

BABs	Build America Bonds	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

BRL-CDI	Brazil Interbank Deposit Rate	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OIS	Overnight Index Swap

88	PRIVATE ACCOUNT PORTFOLIO SERIES

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of each of the Trust’s Private Account Portfolio Series (each, a “Portfolio” and collectively, the “Portfolios”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Portfolios, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”) (the “Sub-Advisory Agreement” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Portfolios (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Portfolios’ investment performance and a significant amount of information relating to Portfolio operations, including shareholder services, valuation and custody, the Portfolios’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Portfolios, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO and, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Portfolios; and information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Portfolios. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements. With respect to the Subsidiary Agreements, the Trustees considered that each Portfolio that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Portfolios that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Portfolio that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the Investment Advisory Contract and Supervision and Administration Agreement.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023 and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. The Independent Trustees also requested and received supplemental information.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Portfolios’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Portfolios, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Portfolios’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Portfolios and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Portfolios and has allowed PIMCO to introduce innovative new funds over time. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Portfolios.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the sub-advisory services provided by Research Affiliates to the PIMCO All Asset: Multi-Real Fund, PIMCO All Asset: Multi-RAE PLUS Fund and PIMCO All Authority: Multi-RAE PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by Research Affiliates under the Sub-Advisory Agreement has benefited, and will likely continue to benefit, the Portfolios and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Portfolios under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Portfolios, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Portfolios and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Portfolios’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023. The Board considered information regarding both the short- and long-term investment performance of each Portfolio relative to its relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year. The Board considered those Portfolios that had outperformed their respective benchmarks on a net-of-fees basis over short- and long-term periods, as applicable.

The Board noted that some of the Portfolios had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over certain short- and long-term periods. With respect to Portfolios that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Portfolios. PIMCO reported to the Board regarding actions that PIMCO has taken to attempt to improve performance and PIMCO’s plans to monitor performance going forward.

90	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Portfolios indicates that its continued management is likely to benefit the Portfolios and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

PIMCO reported to the Board that it considers a number of factors in proposing fees for any Portfolio, including the unique structure of the Portfolios.

In addition, PIMCO reported to the Board that it periodically reviews the fees charged to the Portfolios and noted that the unified fee can be increased or decreased in subsequent contractual periods with Board approval. The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Portfolios (each as a percentage of average net assets). In addition, the Board noted the expense limitation agreement in place with respect to each Portfolio. The Board noted the unique structure of the Portfolios, in that only separate account or other clients of PIMCO or other registered investment companies managed by PIMCO, in the case of the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio, are eligible to invest in the Portfolios. The Board also noted that only the PIMCO All Asset Fund, the PIMCO All Asset Portfolio and the PIMCO All Asset All Authority Fund are eligible to invest in the PAPS All Asset: Multi-Real Fund and PAPS All Asset: Multi-RAE PLUS Fund . In addition, the Board noted that only the PIMCO All Asset All Authority Fund is eligible to invest in the PAPS All Authority: Multi-RAE PLUS Fund. The Board also noted that the structure of the Portfolios provides client accounts with simplified custody and accounting. The Board took notice of the fact that clients that invest in the Portfolios pay separate fees to PIMCO and, that under those client agreements, PIMCO offsets the client account fees by the amount of the Portfolios’ advisory fees and all or a portion of the Portfolios’ supervisory and administrative fees that the client account incurs by investing in the Portfolios. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Portfolios, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Portfolios to PIMCO.

The Board considered that, with respect to certain Portfolios, shareholders generally are separate account clients or other public or private funds managed by PIMCO who have separately negotiated fee arrangements with PIMCO with respect to their accounts or funds. The Board noted that these Portfolios were established primarily as a means of giving certain client accounts exposure to particular market sectors in a more efficient manner than if the client accounts were to seek direct exposure to those market sectors. The Trustees noted that the PAPS Short-Term Floating NAV Portfolio III and the PAPS Short Asset Portfolio are each used as a cash management tool for series of the Trust and other registered investment companies advised by PIMCO in accordance with Rule 12d1-4 under the Investment Company Act of 1940. The Board also considered the differences between the services provided to shareholders of the Portfolios and other clients of PIMCO. Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreement, and the total expense ratios of each Portfolio, are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Portfolios. To the extent applicable, the Board also reviewed information regarding the portion of a Portfolio’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates with respect to the Portfolio. The Board considered the revenues and costs of the Portfolios’ structure together with the revenue generated by all separate accounts as relevant to separate account investments in the Portfolios. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board also reviewed information regarding PIMCO’s costs of, and revenues from, its separate account business as relevant to separate account investments in the Portfolios. The Board considered the existence of any economies of scale and found that, to the extent that PIMCO achieves economies of scale in managing the Portfolios, the Portfolios’ fee levels inherently reflect certain such economies of scale. The Board then considered the ways in which economies of scale, if any, are shared with shareholders, such as PIMCO’s investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	91

Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

Portfolios to scale from inception and the enhancement of services provided to the Portfolios in return for fees paid.

The Board concluded that the Portfolios’ cost structures were reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and each of the Portfolios, to the benefit of their respective shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust. The Board also considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Portfolios, it has adopted a policy not to enter into contractual soft dollar arrangements. The Board further considered the ancillary benefits of the advisory fees PIMCO receives for discretionary investment management services it provides to separate account clients that invest in the Portfolios.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Portfolios by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Portfolios and their shareholders, that the fees charged under the Agreements and the Subsidiary Agreements, as well as the fees charged to Research Affiliates under the Sub-Advisory Agreements on behalf of the Portfolios were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Portfolios and their shareholders.

92	PRIVATE ACCOUNT PORTFOLIO SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO All Asset: Multi-RAE PLUS Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.1337	$0.0000	$0.0852	$0.2188

PIMCO All Asset: Multi-Real Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.1006	$0.1006

PIMCO All Authority: Multi-RAE PLUS Fund	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0712	$0.0000	$0.0000	$0.0712

September 2023	$0.0775	$0.0000	$0.0000	$0.0775

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30 2023	93

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PAPS4002SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Real Return Strategy Funds

PIMCO Long-Term Real Return Fund

PIMCO RealEstateRealReturn Strategy Fund

PIMCO Inflation Response Multi-Asset Fund

(1)	Consolidated Schedule of Investments

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO REAL RETURN STRATEGY FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Long-Term Real Return Fund, PIMCO RealEstateRealReturn Strategy Fund and PIMCO Inflation Response Multi-Asset Fund (each a “Fund” and collectively, the “Funds”).

The PIMCO Inflation Response Multi-Asset Fund may invest its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”) and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the 1940 Act (collectively, “Acquired Funds”). The cost of investing in the Fund will generally be higher than the cost of investing in a mutual fund that only invests directly in individual stocks and bonds.

We believe that equity funds and bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that equity funds and bond funds are subject to notable risks.

Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Bond funds and fixed income securities are subject to a variety of risks, including interest rate risk, liquidity risk and market risk. In an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities (and/or portfolio securities of Underlying PIMCO Funds or Acquired Funds, as applicable). The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the

4	PIMCO REAL RETURN STRATEGY FUNDS

redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“Benchmark Index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Long-Term Real Return Fund	11/12/01	11/12/01	11/19/10	—	—	—	—	Diversified
PIMCO RealEstateRealReturn Strategy Fund	10/30/03	10/30/03	04/30/08	04/27/18	—	10/30/03	10/30/03	Diversified
PIMCO Inflation Response Multi-Asset Fund	08/31/11	08/31/11	08/31/11	09/15/22	—	08/31/11	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow a Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Long-Term Real Return Fund

Institutional Class - PRAIX
I-2 - PRTPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	72.2%

Asset-Backed Securities	7.5%

U.S. Government Agencies	7.3%

Sovereign Issues	5.0%

Short-Term Instruments‡	4.6%

Non-Agency Mortgage-Backed Securities	3.1%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/12/01)
PIMCO Long-Term Real Return Fund Institutional Class	(12.98)%	(3.76)%	(0.73)%	0.78%	4.63%
PIMCO Long-Term Real Return Fund I-2	(13.02)%	(3.86)%	(0.82)%	0.68%	4.55%
Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	(13.07)%	(3.80)%	(0.72)%	0.93%	4.45%
Lipper Inflation-Protected Bond Funds Average	(3.09)%	1.65%	1.88%	1.26%	3.31%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 10/31/2001.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 1.48% for Institutional Class shares, and 1.58% for I-2 shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Long-Term Real Return Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage or asset-backed securities, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to long-term U.S. treasury inflation-protected securities (“TIPS”) detracted from absolute returns, as long-term TIPS posted negative returns.

»	Long exposure to U.S. breakeven inflation (“BEI”), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, specifically long exposure in the third quarter of 2023, contributed to relative performance as U.S. BEI spreads widened in the third quarter of 2023.

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to relative performance, as spreads narrowed.

»	Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

»	Long exposure to Japanese BEI contributed to relative performance, as Japanese BEI moved higher.

»	Long exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

»	Exposure to the Japanese yen versus the U.S. dollar, specifically in the first four months of the period, detracted from relative performance, as the Japanese yen underperformed the U.S. dollar.

»	Exposure to U.S. agency MBS, specifically overweight exposure in the second quarter of 2023, and August and September of 2023, detracted from relative performance, as spreads widened during those periods.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO RealEstateRealReturn Strategy Fund

Institutional Class - PRRSX	Class A - PETAX
I-2 - PETPX	Class C - PETCX
I-3 - PNRNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	54.1%

Real Estate Investment Trusts	22.0%

Asset-Backed Securities	9.5%

Sovereign Issues	5.7%

U.S. Government Agencies	3.6%

Corporate Bonds & Notes	2.3%

Short-Term Instruments‡	0.9%

Other	1.9%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	(8.11)%	0.66%	3.67%	6.62%	9.68%
PIMCO RealEstateRealReturn Strategy Fund I-2	(8.19)%	0.53%	3.56%	6.52%	9.57%
PIMCO RealEstateRealReturn Strategy Fund I-3	(8.22)%	0.51%	3.55%	6.47%	9.52%
PIMCO RealEstateRealReturn Strategy Fund Class A	(8.28)%	0.25%	3.25%	6.20%	9.22%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	(13.32)%	(5.29)%	2.10%	5.60%	8.91%
PIMCO RealEstateRealReturn Strategy Fund Class C	(8.67)%	(0.41)%	2.47%	5.40%	8.40%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	(9.58)%	(1.27)%	2.47%	5.40%	8.40%
Dow Jones U.S. Select REIT Total Return Index	(4.70)%	2.61%	1.56%	5.28%	7.20%
Lipper Real Estate Funds Average	(5.45)%	0.50%	2.46%	5.29%	7.12%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 10/31/2003.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 3.13% for Institutional Class shares, 3.23% for I-2 shares, 3.33% for I-3 shares, 3.53% for Class A shares, and 4.28% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO RealEstateRealReturn Strategy Fund seeks maximum real return, consistent with prudent investment management, by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in real estate-linked derivative instruments, including swap agreements, options, futures, options on futures and structured notes. The Fund may also invest directly in real estate investment trusts (“REIT”) and in common and preferred securities as well as convertible securities of issuers in real estate-related industries. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Exposure to long-term U.S. treasury inflation-protected securities (“TIPS”) detracted from absolute returns, as long-term TIPS posted negative returns.

»	Long exposure to U.S. breakeven inflation (“BEI”), the yield differential between nominal government bonds and like-maturity inflation-linked bonds, specifically long exposure in the third quarter of 2023, contributed to relative performance as U.S. BEI spreads widened in the third quarter of 2023.

»	Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to relative performance, as spreads narrowed.

»	Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

»	Long exposure to Japanese BEI contributed to relative performance, as Japanese BEI moved higher.

»	Long exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

»	Exposure to the Japanese yen versus the U.S. dollar, specifically in the first four months of the period, detracted from relative performance, as the Japanese yen underperformed the U.S. dollar.

»	Exposure to U.S. agency MBS, specifically overweight exposure in the second quarter of 2023, and August and September of 2023, detracted from relative performance, as spreads widened during those periods.

8	PIMCO REAL RETURN STRATEGY FUNDS

PIMCO Inflation Response Multi-Asset Fund

Institutional Class - PIRMX	Class A - PZRMX
I-2 - PPRMX
I-3 - PFRMX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	42.6%

Commodities	9.6%

U.S. Government Agencies	9.6%

Short-Term Instruments‡	9.3%

Asset-Backed Securities	8.7%

Sovereign Issues	8.6%

Mutual Funds	4.0%

Corporate Bonds & Notes	3.4%

Real Estate Investment Trusts	3.2%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/11)
PIMCO Inflation Response Multi-Asset Fund Institutional Class	(0.52)%	6.51%	4.99%	3.46%	2.72%
PIMCO Inflation Response Multi-Asset Fund I-2	(0.39)%	6.45%	4.92%	3.38%	2.64%
PIMCO Inflation Response Multi-Asset Fund I-3	(0.39)%	6.66%	4.87%	3.37%	2.64%
PIMCO Inflation Response Multi-Asset Fund Class A	(0.67)%	6.10%	4.53%	3.00%	2.26%
PIMCO Inflation Response Multi-Asset Fund Class A (adjusted)	(6.18)%	0.29%	3.36%	2.42%	1.78%
45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	(2.46)%	3.38%	3.55%	1.67%	0.95%
Lipper Flexible Portfolio Funds Average	(0.07)%	8.86%	3.11%	4.36%	5.27%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 5.50% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), which includes the Acquired Fund Fees and Expenses (Underlying PIMCO Fund expenses) were 0.98% for Institutional Class shares, 1.08% for I-2 shares, 1.18% for I-3 shares, and 1.43% for Class A shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Inflation Response Multi-Asset Fund seeks total return which exceeds that of its benchmark by investing under normal circumstances in a combination of Fixed Income Instruments of varying maturities, equity securities, affiliated and unaffiliated investment companies, which may or may not be registered under the Investment Company Act of 1940, as amended, forwards and derivatives, such as options, futures contracts or swap agreements, of various asset classes in seeking to mitigate the negative effects of inflation. Such asset classes include, but are not limited to, inflation-linked bonds, commodities, emerging market currencies and real estate-related instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Positioning within real estate investment trusts (“REITs”), most notably underweight exposure to office REITs, contributed to relative performance, as office REITs delivered negative returns.

»	Positioning within REITs, most notably overweight exposure to single-family residential REITs, contributed to relative performance, as single-family residential REITs posted positive returns.

»	Short exposure to eurozone interest rates contributed to relative performance, as eurozone interest rates broadly rose.

»	Exposure to non-agency residential mortgage-backed securities contributed to relative performance, as spreads narrowed.

»	Long exposure to U.S. breakeven inflation (“BEI”), or the yield differential between nominal government bonds and like-maturity inflation-linked bonds, specifically long exposure in the third quarter of 2023, contributed to relative performance as U.S. BEI spreads widened in the third quarter of 2023.

»	Exposure to REITs detracted from absolute returns, as REITs posted negative returns.

»	The structural allocation to short-term U.S. Treasury Inflation-Protected Securities (“TIPS”) as collateral backing the Fund’s REITs exposure modestly detracted from relative performance, as short-term TIPS, as measured by the Bloomberg U.S. 1-5 Year TIPS Index, underperformed U.S. 3-Month Treasury Bill, as measured by ICE BofAML U.S. 3-Month Treasury Bill Index.

»	Long exposure to U.S. interest rates detracted from relative performance, as U.S. interest rates broadly rose.

»	Positioning within REITs, most notably underweight exposure to healthcare REITs, detracted from relative performance, as healthcare REITs posted positive returns.

»	Exposure to Danish covered bonds, specifically exposure in the second quarter of 2023, detracted from relative performance, as spreads widened.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Long-Term Real Return Fund
Institutional Class	$1,000.00	$870.20	$9.56	$1,000.00	$1,014.71	$10.30	2.05%
I-2	1,000.00	869.80	10.02	1,000.00	1,014.21	10.80	2.15

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	$1,000.00	$918.90	$28.94	$1,000.00	$994.76	$30.09	6.05%
I-2	1,000.00	918.10	29.17	1,000.00	994.52	30.33	6.10
I-3	1,000.00	917.80	29.64	1,000.00	994.02	30.82	6.20
Class A	1,000.00	917.20	30.83	1,000.00	992.77	32.05	6.45
Class C	1,000.00	913.30	34.35	1,000.00	989.03	35.70	7.20

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class	$1,000.00	$994.80	$8.40	$1,000.00	$1,016.50	$8.50	1.69%
I-2	1,000.00	996.10	8.91	1,000.00	1,016.01	9.00	1.79
I-3	1,000.00	996.10	9.65	1,000.00	1,015.26	9.75	1.94
Class A	1,000.00	993.30	10.63	1,000.00	1,014.26	10.75	2.14

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

10	PIMCO REAL RETURN STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Description

45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index	The benchmark is a blend of 45% Bloomberg U.S. TIPS Index, 20% Bloomberg Commodity Index Total Return, 15% JPMorgan Emerging Local Markets Index Plus (Unhedged), 10% Dow Jones U.S. Select REIT Total Return Index, 10% Bloomberg Gold Subindex Total Return Index. Bloomberg U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $500 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Bloomberg Inflation Notes Index. Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US$10 billion of external trade. The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index. Bloomberg Gold Subindex Total Return Index reflects the return on fully collateralized positions in the underlying commodity futures.

Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index	Bloomberg U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities with maturities of over 10 years.

Dow Jones U.S. Select REIT Total Return Index	The Dow Jones U.S. Select Real Estate Investment Trust (REIT) Total Return Index is a subset of the Dow Jones Americas Select Real Estate Securities Index (RESI) and includes only REITs and REIT-like securities. The objective of the index is to measure the performance of publicly traded real estate securities. The indexes are designed to serve as proxies for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate. It is not possible to invest directly in the index. Prior to April 1st, 2009, this index was named Dow Jones Wilshire REIT Total Return Index.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Long-Term Real Return Fund
Institutional Class

04/01/2023 - 09/30/2023+	$13.87	$0.41	$(2.17)	$(1.76)	$(0.40)	$0.00	$0.00	$(0.40)

03/31/2023~	19.83	0.88	(5.08)	(4.20)	(1.32)	(0.44)	0.00	(1.76)

03/31/2022~	21.84	1.47	0.21	1.68	(1.59)	(2.10)	0.00	(3.69)

03/31/2021~	28.23	0.36	2.40	2.76	(0.81)	(8.34)	0.00	(9.15)

03/31/2020~	24.96	0.72	3.90	4.62	(0.81)	(0.54)	0.00	(1.35)

03/31/2019~	25.02	0.21	0.36	0.57	(0.63)	0.00	0.00	(0.63)
I-2

04/01/2023 - 09/30/2023+	13.87	0.40	(2.17)	(1.77)	(0.39)	0.00	0.00	(0.39)

03/31/2023~	19.83	1.36	(5.57)	(4.21)	(1.31)	(0.44)	0.00	(1.75)

03/31/2022~	21.84	1.50	0.18	1.68	(1.59)	(2.10)	0.00	(3.69)

03/31/2021~	28.20	0.54	2.22	2.76	(0.78)	(8.34)	0.00	(9.12)

03/31/2020~	24.96	0.75	3.81	4.56	(0.78)	(0.54)	0.00	(1.32)

03/31/2019~	25.02	0.48	0.06	0.54	(0.60)	0.00	0.00	(0.60)

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class

04/01/2023 - 09/30/2023+	$23.18	$0.42	$(2.30)	$(1.88)	$0.00	$0.00	$0.00	$0.00

03/31/2023~~	34.08	1.72	(9.37)	(7.65)	(1.64)	(1.61)	0.00	(3.25)

03/31/2022~~	35.40	2.24	8.56	10.80	(9.56)	(2.56)	0.00	(12.12)

03/31/2021~~	27.12	0.44	11.60	12.04	(2.56)	(1.20)	0.00	(3.76)

03/31/2020~~	35.80	0.92	(7.56)	(6.64)	(2.04)	0.00	0.00	(2.04)

03/31/2019~~	31.00	0.60	5.40	6.00	(1.20)	0.00	0.00	(1.20)
I-2

04/01/2023 - 09/30/2023+	22.22	0.39	(2.21)	(1.82)	0.00	0.00	0.00	0.00

03/31/2023~~	32.84	1.80	(9.19)	(7.39)	(1.62)	(1.61)	0.00	(3.23)

03/31/2022~~	34.44	2.16	8.36	10.52	(9.56)	(2.56)	0.00	(12.12)

03/31/2021~~	26.48	0.40	11.32	11.72	(2.56)	(1.20)	0.00	(3.76)

03/31/2020~~	35.04	0.80	(7.36)	(6.56)	(2.00)	0.00	0.00	(2.00)

03/31/2019~~	30.44	0.60	5.28	5.88	(1.28)	0.00	0.00	(1.28)
I-3

04/01/2023 - 09/30/2023+	22.39	0.39	(2.23)	(1.84)	0.00	0.00	0.00	0.00

03/31/2023~~	33.04	2.12	(9.56)	(7.44)	(1.60)	(1.61)	0.00	(3.21)

03/31/2022~~	34.64	1.80	8.72	10.52	(9.56)	(2.56)	0.00	(12.12)

03/31/2021~~	26.56	0.56	11.24	11.80	(2.52)	(1.20)	0.00	(3.72)

03/31/2020~~	35.12	1.32	(7.88)	(6.56)	(2.00)	0.00	0.00	(2.00)

04/27/2018 - 03/31/2019~~	30.88	0.04	5.36	5.40	(1.16)	0.00	0.00	(1.16)
Class A

04/01/2023 - 09/30/2023+	18.73	0.31	(1.86)	(1.55)	0.00	0.00	0.00	0.00

03/31/2023~~	28.36	1.32	(7.76)	(6.44)	(1.58)	(1.61)	0.00	(3.19)

03/31/2022~~	31.08	1.84	7.48	9.32	(9.48)	(2.56)	0.00	(12.04)

03/31/2021~~	24.20	0.28	10.28	10.56	(2.48)	(1.20)	0.00	(3.68)

03/31/2020~~	32.20	0.68	(6.72)	(6.04)	(1.96)	0.00	0.00	(1.96)

03/31/2019~~	28.08	0.44	4.84	5.28	(1.16)	0.00	0.00	(1.16)
Class C

04/01/2023 - 09/30/2023+	13.04	0.17	(1.30)	(1.13)	0.00	0.00	0.00	0.00

03/31/2023~~	21.04	0.94	(5.82)	(4.88)	(1.51)	(1.61)	0.00	(3.12)

03/31/2022~~	25.56	1.24	6.16	7.40	(9.36)	(2.56)	0.00	(11.92)

03/31/2021~~	20.40	0.04	8.56	8.60	(2.24)	(1.20)	0.00	(3.44)

03/31/2020~~	27.48	0.36	(5.64)	(5.28)	(1.80)	0.00	0.00	(1.80)

03/31/2019~~	24.44	0.20	4.16	4.36	(1.32)	0.00	0.00	(1.32)

PIMCO Inflation Response Multi-Asset Fund (Consolidated)
Institutional Class

04/01/2023 - 09/30/2023+	$7.65	$0.12	$(0.16)	$(0.04)	$0.00	$0.00	$0.00	$0.00

03/31/2023	9.17	0.34	(0.94)	(0.60)	(0.88)	(0.04)	0.00	(0.92)

03/31/2022	8.98	0.32	1.03	1.35	(1.16)	0.00	0.00	(1.16)

03/31/2021	7.27	0.10	1.68	1.78	(0.07)	0.00	0.00	(0.07)

03/31/2020	7.98	0.20	(0.74)	(0.54)	(0.17)	0.00	0.00	(0.17)

03/31/2019	8.74	0.26	(0.16)	0.10	(0.83)	0.00	(0.03)	(0.86)

12	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$11.71	(12.98)%	$492,850	2.05	%*	2.05	%*	0.50	%*	0.50	%*	6.20	%*	63%

13.87	(21.71)	705,990	1.48		1.48		0.50		0.50		6.10		103

19.83	6.84	406,108	0.54		0.54		0.50		0.50		6.53		127

21.84	7.40	583,525	0.60		0.60		0.50		0.50		1.28		271

28.23	19.06	1,549,161	1.10	(g)	1.10	(g)	0.53	(g)	0.53	(g)	2.75		250

24.96	2.31	1,555,552	1.32		1.32		0.55		0.55		0.87		176

11.71	(13.02)	9,970	2.15	*	2.15	*	0.60	*	0.60	*	6.06	*	63

13.87	(21.79)	11,424	1.58		1.58		0.60		0.60		8.94		103

19.83	6.73	18,022	0.64		0.64		0.60		0.60		6.70		127

21.84	7.41	29,244	0.70		0.70		0.60		0.60		1.97		271

28.20	18.82	12,292	1.20	(g)	1.20	(g)	0.63	(g)	0.63	(g)	2.77		250

24.96	2.21	14,140	1.42		1.42		0.65		0.65		1.97		176

$21.30	(8.11)%	$386,218	6.05	%*	6.05	%*	0.74	%*	0.74	%*	3.69	%*	58%

23.18	(22.64)	518,027	3.11		3.11		0.74		0.74		6.41		84

34.08	31.78	984,649	0.79		0.79		0.74		0.74		6.05		148

35.40	46.42	1,117,020	0.85		0.85		0.74		0.74		1.35		264

27.12	(20.00)	791,407	2.10		2.10		0.74		0.74		2.51		187

35.80	19.47	1,269,640	2.09		2.09		0.74		0.74		1.80		200

20.40	(8.19)	22,901	6.10	*(f)	6.10	*(f)	0.84	*(f)	0.84	*(f)	3.52	*	58

22.22	(22.71)	47,894	3.14	(f)	3.14	(f)	0.84	(f)	0.84	(f)	6.90		84

32.84	31.80	75,810	0.89		0.89		0.84		0.84		5.97		148

34.44	46.22	33,838	0.95		0.95		0.84		0.84		1.28		264

26.48	(20.12)	29,260	2.20		2.20		0.84		0.84		2.20		187

35.04	19.38	33,733	2.19		2.19		0.84		0.84		1.80		200

20.55	(8.22)	1,510	6.20	*	6.25	*	0.89	*	0.94	*	3.53	*	58

22.39	(22.73)	3,198	2.88	(f)	2.93	(f)	0.89	(f)	0.94	(f)	7.88		84

33.04	31.63	10,131	0.94		0.99		0.89		0.94		5.17		148

34.64	46.37	628	1.00		1.05		0.89		0.94		1.81		264

26.56	(20.15)	2,267	2.25		2.30		0.89		0.94		3.66		187

35.12	17.53	66	2.25	*	2.30	*	0.90	*	0.95	*	0.14	*	200

17.18	(8.28)	105,655	6.45	*	6.45	*	1.14	*	1.14	*	3.32	*	58

18.73	(22.94)	129,480	3.63	(f)	3.63	(f)	1.14	(f)	1.14	(f)	5.98		84

28.36	31.30	196,578	1.19		1.19		1.14		1.14		5.77		148

31.08	45.77	141,312	1.25		1.25		1.14		1.14		0.98		264

24.20	(20.33)	115,601	2.50		2.50		1.14		1.14		2.03		187

32.20	18.96	180,147	2.49		2.49		1.14		1.14		1.46		200

11.91	(8.67)	5,768	7.20	*	7.20	*	1.89	*	1.89	*	2.59	*	58

13.04	(23.53)	9,171	4.19	(f)	4.19	(f)	1.89	(f)	1.89	(f)	5.78		84

21.04	30.36	20,310	1.94		1.94		1.89		1.89		4.95		148

25.56	44.54	14,835	2.00		2.00		1.89		1.89		0.10		264

20.40	(20.85)	24,656	3.25		3.25		1.89		1.89		1.28		187

27.48	18.04	37,944	3.24		3.24		1.89		1.89		0.71		200

$7.61	(0.52)%	$1,594,654	1.69	%*	1.90	%*	0.64	%*	0.85	%*	3.24	%*	98%

7.65	(6.62)	1,799,484	0.78		0.94		0.66		0.82		4.11		130

9.17	15.64	2,253,027	0.65		0.82		0.64		0.81		3.48		211

8.98	24.55	1,376,552	0.66		0.86		0.62		0.82		1.17		394

7.27	(7.01)	942,594	0.79		0.96		0.62		0.79		2.44		346

7.98	1.63	999,518	1.02		1.24		0.61		0.83		3.11		373

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Inflation Response Multi-Asset Fund (Consolidated) (Cont.)
I-2

04/01/2023 - 09/30/2023+	$7.63	$0.12	$(0.15)	$(0.03)	$0.00	$0.00	$0.00	$0.00

03/31/2023	9.16	0.35	(0.97)	(0.62)	(0.87)	(0.04)	0.00	(0.91)

03/31/2022	8.97	0.31	1.04	1.35	(1.16)	0.00	0.00	(1.16)

03/31/2021	7.27	0.09	1.68	1.77	(0.07)	0.00	0.00	(0.07)

03/31/2020	7.98	0.19	(0.74)	(0.55)	(0.16)	0.00	0.00	(0.16)

03/31/2019	8.75	0.26	(0.17)	0.09	(0.83)	0.00	(0.03)	(0.86)
I-3

04/01/2023 - 09/30/2023+	7.64	0.11	(0.14)	(0.03)	0.00	0.00	0.00	0.00

09/15/2022 - 03/31/2023	7.99	0.11	(0.01)	0.10	(0.41)	(0.04)	0.00	(0.45)
Class A

04/01/2023 - 09/30/2023+	7.49	0.11	(0.16)	(0.05)	0.00	0.00	0.00	0.00

03/31/2023	9.01	0.31	(0.95)	(0.64)	(0.84)	(0.04)	0.00	(0.88)

03/31/2022	8.85	0.27	1.03	1.30	(1.14)	0.00	0.00	(1.14)

03/31/2021	7.18	0.07	1.65	1.72	(0.05)	0.00	0.00	(0.05)

03/31/2020	7.89	0.17	(0.74)	(0.57)	(0.14)	0.00	0.00	(0.14)

03/31/2019	8.67	0.23	(0.17)	0.06	(0.81)	0.00	(0.03)	(0.84)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
~~	A one for four reverse share split, effective March 24, 2023, has been retroactively applied. See Note 13 in the Notes to Financial Statements.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of common shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

(e)

Ratios shown do not include expenses of the investment companies in which a Fund may invest. See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information regarding the expenses and any applicable fee waivers associated with these investments.

(f)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

(g)	Effective October 1, 2019, the Fund’s Investment advisory fee was decreased by 0.05% to an annual rate of 0.25%.

14	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets(e)
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.60	(0.39)%	$107,972	1.79	%*	2.00	%*	0.74	%*	0.95	%*	3.21	%*	98%

7.63	(6.84)	188,597	0.88		1.04		0.76		0.92		4.27		130

9.16	15.63	300,570	0.75		0.92		0.74		0.91		3.38		211

8.97	24.37	43,100	0.76		0.96		0.72		0.92		1.06		394

7.27	(7.08)	12,943	0.89		1.06		0.72		0.89		2.34		346

7.98	1.46	15,746	1.12		1.34		0.71		0.93		3.10		373

7.61	(0.39)	2,236	1.94	*(f)	2.20	*(f)	0.79	*(f)	1.05	*(f)	2.87	*	98

7.64	1.32	399	1.20	*(f)	1.41	*(f)	0.81	*(f)	1.02	*(f)	2.76	*	130

7.44	(0.67)	52,808	2.14	*	2.35	*	1.09	*	1.30	*	2.81	*	98

7.49	(7.13)	66,937	1.23		1.39		1.11		1.27		3.84		130

9.01	15.21	92,252	1.10		1.27		1.09		1.26		3.02		211

8.85	23.96	10,686	1.11		1.31		1.07		1.27		0.79		394

7.18	(7.42)	4,074	1.24		1.41		1.07		1.24		2.08		346

7.89	1.06	6,974	1.47		1.69		1.06		1.28		2.80		373

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealRetun Strategy Fund

Assets:

Investments, at value
Investments in securities*	$707,702	$1,057,901
Investments in Affiliates	31,537	2,303
Financial Derivative Instruments
Exchange-traded or centrally cleared	718	1,257
Over the counter	2,152	7,522
Cash	1	0
Deposits with counterparty	2,438	7,828
Foreign currency, at value	1,629	1,699
Receivable for investments sold	0	246,618
Receivable for investments sold on a delayed-delivery basis	431	300
Receivable for TBA investments sold	34,402	37,254
Receivable for Fund shares sold	4,409	264
Interest and/or dividends receivable	1,423	3,813
Dividends receivable from Affiliates	110	15
Total Assets	786,952	1,366,774

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$192,735	$735,721
Financial Derivative Instruments
Exchange-traded or centrally cleared	919	1,540
Over the counter	2,815	8,799
Payable for investments purchased	3,946	20,542
Payable for investments in Affiliates purchased	110	15
Payable for TBA investments purchased	82,576	75,230
Deposits from counterparty	691	2,083
Payable for Fund shares redeemed	114	339
Overdraft due to custodian	0	56
Accrued investment advisory fees	113	232
Accrued supervisory and administrative fees	113	136
Accrued distribution fees	0	4
Accrued servicing fees	0	25
Total Liabilities	284,132	844,722

Net Assets	$502,820	$522,052

Net Assets Consist of:

Paid in capital	$753,982	$690,325
Distributable earnings (accumulated loss)	(251,162)	(168,273)

Net Assets	$502,820	$522,052

Cost of investments in securities	$810,216	$1,096,132
Cost of investments in Affiliates	$31,540	$2,303
Cost of foreign currency held	$1,874	$1,747
Cost or premiums of financial derivative instruments, net	$(1,988)	$(1,882)

* Includes repurchase agreements of:	$667	$5,615

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealRetun Strategy Fund

Net Assets:

Institutional Class	$492,850	$386,218
I-2	9,970	22,901
I-3	N/A	1,510
Class A	N/A	105,655
Class C	N/A	5,768

Shares Issued and Outstanding:

Institutional Class	42,081	18,131
I-2	851	1,122
I-3	N/A	73
Class A	N/A	6,151
Class C	N/A	484

Net Asset Value Per Share Outstanding(a):

Institutional Class	$11.71	$21.30
I-2	11.71	20.40
I-3	N/A	20.55
Class A	N/A	17.18
Class C	N/A	11.91

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

Consolidated Statement of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Inflation Response Multi-Asset Fund

Assets:

Investments, at value
Investments in securities*	$2,473,379
Investments in Affiliates	119,733
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,909
Over the counter	21,848
Cash	1
Deposits with counterparty	3,546
Foreign currency, at value	8,026
Receivable for investments sold	2,009
Receivable for investments sold on a delayed-delivery basis	1,005
Receivable for TBA investments sold	187,163
Receivable for Fund shares sold	3,887
Interest and/or dividends receivable	5,163
Dividends receivable from Affiliates	695
Reimbursement receivable from PIMCO	349
Total Assets	2,833,713

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$488,830
Payable for sale-buyback transactions	3,634
Financial Derivative Instruments
Exchange-traded or centrally cleared	7,922
Over the counter	35,706
Payable for investments purchased	84,735
Payable for investments in Affiliates purchased	813
Payable for investments purchased on a delayed-delivery basis	392
Payable for TBA investments purchased	439,183
Deposits from counterparty	8,262
Payable for Fund shares redeemed	5,205
Accrued investment advisory fees	868
Accrued supervisory and administrative fees	481
Accrued servicing fees	12
Total Liabilities	1,076,043

Net Assets	$1,757,670

Net Assets Consist of:

Paid in capital	$2,027,263
Distributable earnings (accumulated loss)	(269,593)

Net Assets	$1,757,670

Cost of investments in securities	$2,703,734
Cost of investments in Affiliates	$142,532
Cost of foreign currency held	$8,327
Cost or premiums of financial derivative instruments, net	$(4,393)

* Includes repurchase agreements of:	$169,883

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO Inflation Response Multi-Asset Fund

Net Assets:

Institutional Class	$1,594,654
I-2	107,972
I-3	2,236
Class A	52,808

Shares Issued and Outstanding:

Institutional Class	209,489
I-2	14,214
I-3	294
Class A	7,095

Net Asset Value Per Share Outstanding(a):

Institutional Class	$7.61
I-2	7.60
I-3	7.61
Class A	7.44

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Investment Income:

Interest	$25,167	$23,654
Dividends	0	5,722
Dividends from Investments in Affiliates	329	73
Miscellaneous income	73	36
Total Income	25,569	29,485

Expenses:

Investment advisory fees	773	1,480
Supervisory and administrative fees	779	869
Distribution and/or servicing fees - Class A	N/A	149
Distribution and/or servicing fees - Class C	N/A	37
Trustee fees	2	2
Interest expense	4,792	16,076
Miscellaneous expense	1	1
Total Expenses	6,347	18,614
Waiver and/or Reimbursement by PIMCO	0	(1)
Net Expenses	6,347	18,613

Net Investment Income (Loss)	19,222	10,872

Net Realized Gain (Loss):

Investments in securities	(34,991)	(21,574)
Investments in Affiliates	(11)	(1)
Exchange-traded or centrally cleared financial derivative instruments	(3,999)	(4,403)
Over the counter financial derivative instruments	845	(26,367)
Foreign currency	(130)	(341)

Net Realized Gain (Loss)	(38,286)	(52,686)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(75,436)	(28,390)
Investments in Affiliates	(5)	(2)
Exchange-traded or centrally cleared financial derivative instruments	11,378	16,627
Over the counter financial derivative instruments	1,913	3,845
Foreign currency assets and liabilities	(29)	(62)

Net Change in Unrealized Appreciation (Depreciation)	(62,179)	(7,982)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(81,243)	$(49,796)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund

Investment Income:

Interest	$41,281
Dividends	1,902
Dividends from Investments in Affiliates	3,943
Miscellaneous income	3
Total Income	47,129

Expenses:

Investment advisory fees	5,270
Supervisory and administrative fees	2,953
Distribution and/or servicing fees - Class A	73
Trustee fees	6
Interest expense	9,961
Miscellaneous expense	2
Total Expenses	18,265
Waiver and/or Reimbursement by PIMCO	(1,966)
Net Expenses	16,299

Net Investment Income (Loss)	30,830

Net Realized Gain (Loss):

Investments in securities	(32,939)
Investments in Affiliates	6
Exchange-traded or centrally cleared financial derivative instruments	2,189
Over the counter financial derivative instruments	43,781
Foreign currency	(1,109)

Net Realized Gain (Loss)	11,928

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(96,069)
Investments in Affiliates	(4,008)
Exchange-traded or centrally cleared financial derivative instruments	65,992
Over the counter financial derivative instruments	(15,515)
Foreign currency assets and liabilities	(296)

Net Change in Unrealized Appreciation (Depreciation)	(49,896)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,138)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Statements of Changes in Net Assets

	PIMCO Long-Term Real Return Fund		PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$19,222	$28,277	$10,872	$61,953
Net realized gain (loss)	(38,286)	(24,891)	(52,686)	(215,840)
Net change in unrealized appreciation (depreciation)	(62,179)	(39,897)	(7,982)	(150,098)

Net Increase (Decrease) in Net Assets Resulting from Operations	(81,243)	(36,511)	(49,796)	(303,985)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(18,685)	(47,402)	0	(85,573)
I-2	(330)	(1,668)	0	(5,947)
I-3	N/A	N/A	0	(545)
Class A	N/A	N/A	0	(21,076)
Class C	N/A	N/A	0	(2,385)

Total Distributions(a)	(19,015)	(49,070)	0	(115,526)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(114,336)	378,865	(135,922)	(160,197)

Total Increase (Decrease) in Net Assets	(214,594)	293,284	(185,718)	(579,708)

Net Assets:

Beginning of period	717,414	424,130	707,770	1,287,478
End of period	$502,820	$717,414	$522,052	$707,770

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

22	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statements of Changes in Net Assets

	PIMCO Inflation Response Multi-Asset Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$30,830	$104,865
Net realized gain (loss)	11,928	(104,353)
Net change in unrealized appreciation (depreciation)	(49,896)	(215,322)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,138)	(214,810)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	0	(232,161)
I-2	0	(34,935)
I-3	0	(2)
Class A	0	(11,721)

Total Distributions(a)	0	(278,819)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(290,609)	(96,803)

Total Increase (Decrease) in Net Assets	(297,747)	(590,432)

Net Assets:

Beginning of period	2,055,417	2,645,849
End of period	$1,757,670	$2,055,417

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Statements of Cash Flows

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(81,243)	$(49,796)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:
Purchases of long-term securities	(541,412)	(745,344)
Proceeds from sales of long-term securities	645,334	1,034,926
(Purchases) Proceeds from sales of short-term portfolio investments, net	(20,863)	(291)
(Increase) decrease in deposits with counterparty	2,516	3,419
(Increase) decrease in receivable for investments sold	(4,223)	(235,013)
(Increase) decrease in interest and/or dividends receivable	120	151
(Increase) decrease in dividends receivable from Affiliates	(81)	16
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	7,776	12,578
Proceeds from (Payments on) over the counter financial derivative instruments	1,656	(25,556)
Increase (decrease) in payable for investments purchased	12,192	35,361
Increase (decrease) in deposits from counterparty	91	1,641
Increase (decrease) in accrued investment advisory fees	(47)	(73)
Increase (decrease) in accrued supervisory and administrative fees	(48)	(43)
Increase (decrease) in accrued distribution fees	0	(2)
Increase (decrease) in accrued servicing fees	0	(6)
Proceeds from (Payments on) foreign currency transactions	(159)	(403)
Net Realized (Gain) Loss
Investments in securities	34,991	21,574
Investments in Affiliates	11	1
Exchange-traded or centrally cleared financial derivative instruments	3,999	4,403
Over the counter financial derivative instruments	(845)	26,367
Foreign currency	130	341
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	75,436	28,390
Investments in Affiliates	5	2
Exchange-traded or centrally cleared financial derivative instruments	(11,378)	(16,627)
Over the counter financial derivative instruments	(1,913)	(3,845)
Foreign currency assets and liabilities	29	62
Net amortization (accretion) on investments	(1,340)	(894)

Net Cash Provided by (Used for) Operating Activities	120,734	91,339

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	44,210	51,219
Payments on shares redeemed	(181,972)	(187,269)
Increase (decrease) in overdraft due to custodian	0	56
Cash distributions paid*	(27)	0
Proceeds from reverse repurchase agreements	1,561,980	4,745,210
Payments on reverse repurchase agreements	(1,544,750)	(4,701,735)
Proceeds from sale-buyback transactions	0	44,893
Payments on sale-buyback transactions	0	(44,893)

Net Cash Received from (Used for) Financing Activities	(120,559)	(92,519)

Net Increase (Decrease) in Cash and Foreign Currency	175	(1,180)

Cash and Foreign Currency:

Beginning of period	1,455	2,879
End of period	$1,630	$1,699

* Reinvestment of distributions	$18,997	$0

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$4,451	$15,322

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

24	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Statement of Cash Flows

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Inflation Response Multi-Asset Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(7,138)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(2,443,683)

Proceeds from sales of long-term securities	2,396,941

(Purchases) Proceeds from sales of short-term portfolio investments, net	(163,150)

(Increase) decrease in deposits with counterparty	5,003

(Increase) decrease in receivable for investments sold	30,539

(Increase) decrease in interest and/or dividends receivable	(47)

(Increase) decrease in dividends receivable from Affiliates	45

Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	72,180

Proceeds from (Payments on) over the counter financial derivative instruments	47,214

(Increase) decrease in reimbursement receivable from PIMCO	(6)

Increase (decrease) in payable for investments purchased	45,583

Increase (decrease) in deposits from counterparty	(9,877)

Increase (decrease) in accrued investment advisory fees	(140)

Increase (decrease) in accrued supervisory and administrative fees	(91)

Increase (decrease) in accrued servicing fees	(3)

Proceeds from (Payments on) foreign currency transactions	(1,405)
Net Realized (Gain) Loss
Investments in securities	32,939
Investments in Affiliates	(6)
Exchange-traded or centrally cleared financial derivative instruments	(2,189)
Over the counter financial derivative instruments	(43,781)
Foreign currency	1,109
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	96,069
Investments in Affiliates	4,008
Exchange-traded or centrally cleared financial derivative instruments	(65,992)
Over the counter financial derivative instruments	15,515
Foreign currency assets and liabilities	296
Net amortization (accretion) on investments	2,399

Net Cash Provided by (Used for) Operating Activities	12,332

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	111,560
Payments on shares redeemed	(401,750)
Proceeds from reverse repurchase agreements	3,548,188
Payments on reverse repurchase agreements	(3,272,711)
Proceeds from sale-buyback transactions	128,714
Payments on sale-buyback transactions	(129,673)

Net Cash Received from (Used for) Financing Activities	(15,672)

Net Increase (Decrease) in Cash and Foreign Currency	(3,340)

Cash and Foreign Currency:

Beginning of period	11,367
End of period	$8,027

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$8,541

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when a Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of a Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Schedule of Investments	PIMCO Long-Term Real Return Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.7%

CORPORATE BONDS & NOTES 0.3%

BANKING & FINANCE 0.3%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$12	$10

UBS Group AG
2.125% due 10/13/2026 •	EUR	200	201
4.663% (EUR003M + 1.000%) due 01/16/2026 ~		100	106

UniCredit SpA
7.830% due 12/04/2023		$1,300	1,302

Total Corporate Bonds & Notes (Cost $1,612)			1,619

U.S. GOVERNMENT AGENCIES 10.8%

Freddie Mac
0.000% due 05/15/2035 •		27	22
2.920% due 01/25/2026		3,500	3,357
5.709% due 09/25/2031 •		12	12
5.778% due 01/15/2047 •		964	924
5.789% due 10/25/2029 •		37	37

Ginnie Mae
6.246% due 08/20/2068 •		1,388	1,355
6.474% due 11/20/2072 •		997	1,010

Uniform Mortgage-Backed Security
4.000% due 07/01/2049		352	318

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053		3,453	3,078
4.500% due 11/01/2053		15,300	14,053
5.000% due 10/01/2053		13,700	12,926
5.500% due 11/01/2053		7,900	7,633
6.500% due 11/01/2053		9,300	9,337

Total U.S. Government Agencies (Cost $54,810)			54,062

U.S. TREASURY OBLIGATIONS 106.2%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2030 (f)		356	311
0.125% due 02/15/2051		37,585	20,965
0.125% due 02/15/2052		31,956	17,583
0.250% due 07/15/2029 (f)(h)		933	832
0.250% due 02/15/2050		46,182	27,237
0.500% due 01/15/2028 (f)		4,214	3,885
0.625% due 07/15/2032 (d)		7,786	6,789
0.625% due 02/15/2043		60,617	44,116
0.750% due 02/15/2042 (d)		57,672	43,734
0.750% due 02/15/2045 (d)		89,754	65,327
0.875% due 01/15/2029 (f)(h)		2,094	1,944
0.875% due 02/15/2047 (d)		71,790	52,420
1.000% due 02/15/2046		52,444	39,867
1.000% due 02/15/2048		35,625	26,541
1.000% due 02/15/2049		36,190	26,752
1.125% due 01/15/2033		641	580
1.375% due 07/15/2033		6,240	5,775
1.375% due 02/15/2044 (d)		80,653	67,520
1.500% due 02/15/2053		28,897	23,935
1.625% due 10/15/2027 (f)		2,580	2,505
2.125% due 02/15/2040		24,553	23,821
2.125% due 02/15/2041 (h)		32,561	31,528

Total U.S. Treasury Obligations (Cost $627,219)			533,967

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%

Adjustable Rate Mortgage Trust
3.650% due 01/25/2036 ^«~		18	16

Alliance Bancorp Trust
5.914% due 07/25/2037 •		123	102

Banc of America Funding Trust
2.371% due 03/20/2036 «~		30	26
3.839% due 01/20/2047 ~		1,584	1,340
6.014% due 07/25/2037 •		661	607

Banc of America Mortgage Trust
3.896% due 11/25/2035 ^«~		6	6

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCAP LLC Trust
5.874% due 05/25/2047 ^•		$143	$133

Bear Stearns Adjustable Rate Mortgage Trust
4.216% due 07/25/2036 ^~		13	11
4.640% due 02/25/2036 ^~		5	5

Bear Stearns ALT-A Trust
4.074% due 09/25/2047 ^~		1,706	840
4.598% due 09/25/2035 ^~		145	88

BX Trust
6.081% due 04/15/2039 •		3,261	3,159

CIM Trust
6.429% due 02/25/2049 •		22	21

Citigroup Mortgage Loan Trust
3.675% due 12/25/2035 ^~		145	92
4.109% due 03/25/2037 ^~		113	96
6.285% due 09/25/2035 •		3	3
6.980% due 05/25/2035 •		3	3

Countrywide Alternative Loan Trust
3.964% due 02/25/2037 ^~		55	47
5.626% due 12/25/2035 •		93	76

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037 ^		815	391
7.873% due 02/20/2036 ^«•		33	28

Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.421% due 10/25/2037 ~		513	301

Downey Savings & Loan Association Mortgage Loan Trust
5.962% due 08/19/2045 •		45	37

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		25	10

Ginnie Mae
6.214% due 01/20/2073 •		6,891	6,881

GMAC Mortgage Corp. Loan Trust
3.924% due 11/19/2035 «~		41	34

Great Hall Mortgages PLC
5.468% due 03/18/2039 •	GBP	13	16
5.488% due 06/18/2038 •		9	11

IndyMac INDA Mortgage Loan Trust
3.732% due 12/25/2036 ^~		$481	410

JP Morgan Chase Commercial Mortgage Securities Trust
6.830% due 12/15/2031 •		254	217

Merrill Lynch Mortgage Investors Trust
6.094% due 09/25/2029 «•		47	41

MortgageIT Mortgage Loan Trust
5.934% due 09/25/2037 •		314	268

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		171	161

Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~		171	147
5.794% due 06/25/2046 •		149	35

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		168	113
5.750% due 02/25/2036		836	620
5.750% due 03/25/2037 ^		106	33
6.500% due 06/25/2037		3,338	761

Structured Adjustable Rate Mortgage Loan Trust
4.570% due 07/25/2035 ^~		43	37

Structured Asset Mortgage Investments Trust
5.854% due 04/25/2036 •		3	3

Thornburg Mortgage Securities Trust
6.174% due 09/25/2034 •		52	47

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	1,995	2,436

Towd Point Mortgage Trust
6.434% due 05/25/2058 •		$62	62

Wachovia Mortgage Loan Trust LLC
4.498% due 10/20/2035 ~		19	18

WaMu Mortgage Pass-Through Certificates Trust
4.339% due 08/25/2036 ^~		29	26
4.572% due 11/25/2036 ~		612	548
5.683% due 09/25/2033 ~		20	19
5.704% due 12/25/2045 •		40	36

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037		$2,612	$1,896
6.500% due 08/25/2035 «		10	8

Wells Fargo Mortgage-Backed Securities Trust
4.770% due 04/25/2036 ~		900	839
5.238% due 11/25/2037 ^~		42	36

Total Non-Agency Mortgage-Backed Securities (Cost $26,516)			23,197

ASSET-BACKED SECURITIES 11.1%

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •		23	9

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.903% due 06/25/2033 •		900	830

Arbor Realty Commercial Real Estate Notes Ltd.
6.517% due 08/15/2034 •		3,500	3,437
6.797% due 11/15/2036 •		3,500	3,455

Avoca Static CLO DAC
5.690% due 10/15/2030 •	EUR	700	740

Barings CLO Ltd.
6.520% due 04/15/2031 •		$2,893	2,888

BSPDF Issuer Ltd.
6.647% due 10/15/2036 •		3,500	3,382

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		2,800	2,720

Citigroup Mortgage Loan Trust
5.894% due 12/25/2036 •		70	45
5.929% due 10/25/2036 •		300	285

Countrywide Asset-Backed Certificates Trust
5.574% due 07/25/2037 •		13	12
5.624% due 11/25/2037 •		897	815
5.684% due 02/25/2036 •		1,629	1,525
5.714% due 05/25/2035 •		12	12
5.934% due 03/25/2037 •		175	164
6.174% due 08/25/2047 •		128	121

Credit-Based Asset Servicing & Securitization LLC
5.654% due 07/25/2037 •		461	294

Credit-Based Asset Servicing & Securitization Trust
5.554% due 11/25/2036 •		16	7

Ellington Loan Acquisition Trust
6.534% due 05/25/2037 •		677	645

Fremont Home Loan Trust
5.569% due 10/25/2036 •		43	38

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •		1,545	1,530

GSAA Home Equity Trust
6.720% due 03/25/2046 þ		198	109

GSAMP Trust
6.409% due 03/25/2035 ^•		209	189

Home Equity Asset Trust
6.109% due 02/25/2036 •		1,629	1,557
6.289% due 08/25/2034 •		10	10

Home Equity Mortgage Loan Asset-Backed Trust
5.654% due 04/25/2037 •		77	58

IndyMac INDB Mortgage Loan Trust
5.574% due 07/25/2036 •		94	30

JP Morgan Mortgage Acquisition Corp.
5.944% due 02/25/2036 ^•		825	800

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		20	20

LCM Loan Income Fund Ltd.
6.618% due 04/20/2031 •		1,352	1,346

Lehman XS Trust
4.418% due 06/25/2036 þ		49	45
7.734% due 12/25/2037 •		653	655

Lockwood Grove CLO Ltd.
6.783% due 01/25/2030 •		895	895

Long Beach Mortgage Loan Trust
5.674% due 08/25/2036 •		87	34

Man GLG Euro CLO DAC
4.533% due 01/15/2030 •	EUR	277	291

26	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.535% due 12/15/2031 •	EUR	1,365	$1,411

Marathon Static CLO Ltd.
7.152% due 07/20/2030 •		$1,400	1,400

MASTR Specialized Loan Trust
6.742% due 07/25/2035 •		1,417	1,417

MF1 LLC
7.477% due 06/19/2037 •		2,900	2,892

MF1 Ltd.
6.525% due 10/16/2036 •		7,303	7,178

MKS CLO Ltd.
6.778% due 01/20/2031 •		1,239	1,240

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 10/25/2036 •		82	70

Morgan Stanley Mortgage Loan Trust
7.154% due 11/25/2036 ^•		630	229

Option One Mortgage Loan Trust
6.214% due 02/25/2035 •		313	295

OZLM Ltd.
6.881% due 10/30/2030 •		2,173	2,175

Renaissance Home Equity Loan Trust
6.534% due 09/25/2037 •		392	165

Saxon Asset Securities Trust
5.869% due 09/25/2036 •		3,000	2,772

Soundview Home Loan Trust
5.554% due 11/25/2036 •		266	74
5.614% due 07/25/2037 •		152	129
5.634% due 06/25/2037 •		329	228
5.994% due 05/25/2036 •		101	96

Starwood Commercial Mortgage Trust
6.527% due 07/15/2038 •		1,480	1,469
6.645% due 04/18/2038 •		3,400	3,333

Total Asset-Backed Securities (Cost $56,192)			55,566

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 7.3%

Canada Government Real Return Bond
4.250% due 12/01/2026 (a)	CAD	900	$701

France Government International Bond
0.100% due 07/25/2038 (a)	EUR	805	739

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)		356	336
0.650% due 05/15/2026 (a)		4,683	4,806
1.300% due 05/15/2028 (a)		5,148	5,289
1.400% due 05/26/2025 (a)		13,368	13,924

Japan Government International Bond
0.100% due 03/10/2028 (a)	JPY	452,018	3,190
0.100% due 03/10/2029 (a)		1,098,363	7,743

Total Sovereign Issues (Cost $41,288)			36,728

		SHARES
PREFERRED SECURITIES 0.0%

BANKING & FINANCE 0.0%

Bank of America Corp.
5.875% due 03/15/2028 •(b)		160,000	145

Total Preferred Securities (Cost $160)			145

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.4%

COMMERCIAL PAPER 0.3%

AT&T, Inc.
5.700% due 03/19/2024		$1,800	1,751

	SHARES	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (c) 0.1%
		$667

Total Short-Term Instruments (Cost $2,419)		2,418

Total Investments in Securities (Cost $810,216)		707,702

INVESTMENTS IN AFFILIATES 6.3%

SHORT-TERM INSTRUMENTS 6.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%

PIMCO Short-Term Floating NAV Portfolio III	3,244,228	31,537

Total Short-Term Instruments (Cost $31,540)		31,537

Total Investments in Affiliates (Cost $31,540)		31,537

Total Investments 147.0% (Cost $841,756)		$739,239

Financial Derivative Instruments (e)(g) (0.2)% (Cost or Premiums, net $(1,988))		(864)

Other Assets and Liabilities, net (46.8)%		(235,555)

Net Assets 100.0%		$502,820

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$667	U.S. Treasury Notes 0.250% due 08/31/2025	$(680)	$667	$667

Total Repurchase Agreements						$(680)	$667	$667

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	5.420%	09/07/2023	10/11/2023	$(33,077)	$(33,201)
	5.430	08/24/2023	10/12/2023	(91,427)	(91,965)
	5.430	09/08/2023	10/12/2023	(67,325)	(67,569)

Total Reverse Repurchase Agreements					$(192,735)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BSN	$0	$(192,735)	$0	$(192,735)	$192,484	$(251)
FICC	667	0	0	667	(680)	(13)

Total Borrowings and Other Financing Transactions	$667	$(192,735)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(192,735)	$0	$0	$(192,735)

Total Borrowings	$0	$(192,735)	$0	$0	$(192,735)

Payable for reverse repurchase agreements					$(192,735)

(d)	Securities with an aggregate market value of $192,484 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(180,121) at a weighted average interest rate of 5.207%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP December Futures	12/2023	12	$1,392	$(46)	$18	$(18)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl December Futures	12/2023	27	$(3,304)	$48	$21	$(24)
Euro-Bund December Futures	12/2023	179	(24,345)	256	254	(255)
Euro-Buxl 30-Year Bond December Futures	12/2023	23	(2,975)	196	70	(68)
Euro-Oat December Futures	12/2023	10	(1,303)	32	16	(17)
Euro-Schatz December Futures	12/2023	478	(53,058)	195	129	(104)

28	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Gold 100 oz. December Futures	12/2023	13	$(2,426)	$132	$16	$0
Short Euro-BTP Italy Government Bond December Futures	12/2023	83	(9,139)	60	23	(30)
U.S. Treasury 2-Year Note December Futures	12/2023	204	(41,353)	148	0	(21)
U.S. Treasury 5-Year Note December Futures	12/2023	78	(8,218)	(9)	0	(12)
U.S. Treasury 10-Year Note December Futures	12/2023	79	(8,537)	155	0	(16)
U.S. Treasury 10-Year Ultra December Futures	12/2023	278	(31,014)	974	0	(65)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	26	(3,086)	107	0	(10)

				$2,294	$529	$(622)

Total Futures Contracts				$2,248	$547	$(640)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.202%	$100	$(5)	$5	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$2,744	$(184)	$90	$(94)	$8	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	5,292	(505)	320	(185)	13	0

					$(689)	$410	$(279)	$21	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	09/20/2027	JPY	64,000	$(1)	$5	$4	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		60,000	(1)	6	5	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		590,000	(7)	10	3	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		274,770	(15)	37	22	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,350,000	27	194	221	31	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		130,000	1	10	11	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	53,100	122	434	556	0	(26)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		1,000	0	122	122	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		2,500	(1)	306	305	0	(3)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		21,300	(164)	(1,744)	(1,908)	32	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		200	0	(78)	(78)	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		500	0	(202)	(202)	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	1,581	1,763	0	(42)
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	EUR	8,400	0	(333)	(333)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		48,260	(581)	(837)	(1,418)	0	(23)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	1,105	1,235	0	(6)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,291	1,292	0	(6)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	2,023	2,264	0	(10)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		6,580	89	287	376	0	(21)
Pay	CPTFEMU	3.520	Maturity	09/15/2024		4,800	(2)	(64)	(66)	6	0
Pay	CPTFEMU	3.850	Maturity	09/15/2024		2,500	0	(17)	(17)	3	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	23	31	0	(7)
Receive	CPTFEMU	2.503	Maturity	03/15/2028		7,800	0	73	73	0	(25)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		2,000	13	88	101	0	(7)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		5,900	(46)	(1,269)	(1,315)	25	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		1,600	8	76	84	0	(6)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		1,400	(12)	46	34	0	(6)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,000	0	49	49	0	(4)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		540	1	(39)	(38)	2	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	(36)	(36)	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	(99)	(106)	2	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	(12)	(12)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	(52)	(52)	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	(18)	(13)	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	1	0	1	1	(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	CPURNSA	2.703%	Maturity	05/25/2026	$	4,110	$1	$322	$323	$0	$(5)
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,300	2	(298)	(296)	6	0
Pay	CPURNSA	1.883	Maturity	11/20/2029		9,400	10	(1,348)	(1,338)	24	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	404	408	0	(11)
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	373	373	0	(12)

							$9	$2,419	$2,428	$150	$(223)

Total Swap Agreements							$(685)	$2,834	$2,149	$171	$(223)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$547	$171	$718	$0	$(696)	$(223)	$(919)

(f)

Securities with an aggregate market value of $3,388 and cash of $2,438 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin liability of $(56) for closed futures is outstanding at period end.

(g)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	DKK	511		$72	$0	$0
	10/2023	EUR	1,276		1,370	21	0
	10/2023		$42	AUD	65	0	0
	10/2023		74	DKK	503	0	(2)
	10/2023		195	NZD	328	1	0
	11/2023	NZD	328		$195	0	(1)
	11/2023		$72	DKK	510	0	0

BPS	10/2023	JPY	434,800		$3,003	93	0
	10/2023		$80	DKK	547	0	(3)
	10/2023		28,230	EUR	26,640	0	(65)
	11/2023	EUR	26,640		$28,265	65	0

CBK	10/2023		$1,743	EUR	1,638	0	(11)
	12/2023	MXN	12		$1	0	0

30	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	10/2023		$2,104	JPY	312,862	$0	$(11)
	11/2023	JPY	311,379		$2,104	11	0

GLM	10/2023		$611	MXN	10,699	1	0
	12/2023	MXN	9,577		$552	9	0

JPM	10/2023	DKK	539		76	0	0
	11/2023		$76	DKK	538	0	0

MBC	10/2023	CAD	941		$697	4	0
	10/2023	EUR	27,716		29,956	653	0
	10/2023	GBP	2,001		2,517	76	0
	10/2023	JPY	172,396		1,184	30	0
	10/2023		$696	CAD	941	0	(3)
	10/2023		765	EUR	714	0	(10)
	11/2023	CAD	941		$696	3	0

NGF	10/2023		$7,701	JPY	1,144,767	0	(41)
	11/2023	JPY	1,139,345		$7,701	41	0

SCX	10/2023	NZD	328		193	0	(3)

TOR	10/2023	JPY	925,512		6,341	147	0
	10/2023		$2,431	GBP	2,001	11	0
	10/2023		1,277	JPY	190,456	0	(3)
	11/2023	GBP	2,001		$2,431	0	(11)
	11/2023	JPY	189,547		1,277	3	0

UAG	10/2023		124,465		857	24	0

Total Forward Foreign Currency Contracts						$1,193	$(164)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	1,800	$112	$621

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	1,000	63	338

Total Purchased Options							$175	$959

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(410)	$(443)

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	4,100	(30)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	300	(2)	0

						$(442)	$(443)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	5,300	$(29)	$(34)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	9,100	(115)	(911)

FAR	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.606	10/27/2023	29,500	(158)	(191)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	4,000	(52)	(36)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(52)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,600	(284)	(188)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,600	(284)	(316)

NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	4,700	(62)	(480)

							$(1,036)	$(2,208)

Total Written Options							$(1,478)	$(2,651)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Schedule of Investments	PIMCO Long-Term Real Return Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$22	$0	$0	$22	$(3)	$0	$0	$(3)	$19	$0	$19
BPS	158	0	0	158	(68)	(34)	0	(102)	56	0	56
CBK	0	0	0	0	(11)	0	0	(11)	(11)	0	(11)
DUB	11	621	0	632	(11)	(911)	0	(922)	(290)	91	(199)
FAR	0	0	0	0	0	(191)	0	(191)	(191)	0	(191)
GLM	10	0	0	10	0	(531)	0	(531)	(521)	0	(521)
GST	0	0	0	0	0	(504)	0	(504)	(504)	566	62
MBC	766	0	0	766	(13)	0	0	(13)	753	(690)	63
NGF	41	338	0	379	(41)	(480)	0	(521)	(142)	244	102
SCX	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
TOR	161	0	0	161	(14)	0	0	(14)	147	0	147
UAG	24	0	0	24	0	0	0	0	24	0	24

Total Over the Counter	$1,193	$959	$0	$2,152	$(164)	$(2,651)	$0	$(2,815)

(h)

Securities with an aggregate market value of $901 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$16	$0	$0	$0	$531	$547
Swap Agreements	0	21	0	0	150	171

	$16	$21	$0	$0	$681	$718

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,193	$0	$1,193
Purchased Options	0	0	0	0	959	959

	$0	$0	$0	$1,193	$959	$2,152

	$16	$21	$0	$1,193	$1,640	$2,870

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$696	$696
Swap Agreements	0	0	0	0	223	223

	$0	$0	$0	$0	$919	$919

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$164	$0	$164
Written Options	0	0	0	0	2,651	2,651

	$0	$0	$0	$164	$2,651	$2,815

	$0	$0	$0	$164	$3,570	$3,734

32	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$71	$71
Futures	10	0	0	0	660	670
Swap Agreements	0	(117)	0	0	(4,623)	(4,740)

	$10	$(117)	$0	$0	$(3,892)	$(3,999)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$479	$0	$479
Purchased Options	0	0	0	0	(153)	(153)
Written Options	0	0	0	0	519	519

	$0	$0	$0	$479	$366	$845

	$10	$(117)	$0	$479	$(3,526)	$(3,154)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(28)	$(28)
Futures	132	0	0	0	6,462	6,594
Swap Agreements	0	(30)	0	0	4,842	4,812

	$132	$(30)	$0	$0	$11,276	$11,378

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,063	$0	$2,063
Purchased Options	0	0	0	0	602	602
Written Options	0	0	0	0	(752)	(752)

	$0	$0	$0	$2,063	$(150)	$1,913

	$132	$(30)	$0	$2,063	$11,126	$13,291

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,619	$0	$1,619
U.S. Government Agencies	0	54,062	0	54,062
U.S. Treasury Obligations	0	533,967	0	533,967
Non-Agency Mortgage-Backed Securities	0	23,038	159	23,197
Asset-Backed Securities	0	55,566	0	55,566
Sovereign Issues	0	36,728	0	36,728
Preferred Securities
Banking & Finance	0	145	0	145
Short-Term Instruments
Commercial Paper	0	1,751	0	1,751
Repurchase Agreements	0	667	0	667

	$0	$707,543	$159	$707,702

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,537	$0	$0	$31,537

Total Investments	$31,537	$707,543	$159	$739,239

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$547	$171	$0	$718
Over the counter	0	2,152	0	2,152

	$547	$2,323	$0	$2,870

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(516)	(347)	0	(863)
Over the counter	0	(2,815)	0	(2,815)

	$(516)	$(3,162)	$0	$(3,678)

Total Financial Derivative Instruments	$31	$(839)	$0	$(808)

Totals	$31,568	$706,704	$159	$738,431

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 202.7%

CORPORATE BONDS & NOTES 4.7%

BANKING & FINANCE 4.6%

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$68	$57
3.950% due 07/01/2024		643	630

Five Corners Funding Trust
4.419% due 11/15/2023		100	100

HSBC Holdings PLC
6.000% due 03/29/2040	GBP	1,126	1,215

Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5,406	571
1.000% due 10/01/2050		17,935	1,791
1.000% due 10/01/2053		391	36
1.500% due 10/01/2053		12,940	1,325
2.000% due 10/01/2053		5,055	544
2.500% due 10/01/2047		2	0

Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		2,181	231
1.000% due 10/01/2050		43,666	4,362
1.500% due 10/01/2053		1,478	133

Nykredit Realkredit AS
0.500% due 10/01/2043		29,415	3,108
1.000% due 10/01/2050		12,098	1,206
1.000% due 10/01/2053		75	7
1.500% due 10/01/2053		22,317	2,329
2.500% due 10/01/2047		2	0

Realkredit Danmark AS
1.000% due 10/01/2050		3,575	356
1.000% due 10/01/2053		10,177	953
1.500% due 10/01/2053		9,876	1,006
2.500% due 04/01/2047		7	1

UBS Group AG
0.650% due 09/10/2029	EUR	200	167
7.750% due 03/01/2029 •		100	117

UniCredit SpA
7.830% due 12/04/2023		$3,740	3,745

			23,990

INDUSTRIALS 0.1%

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		119	119

VMware, Inc.
3.900% due 08/21/2027		161	150

			269

Total Corporate Bonds & Notes (Cost $33,959)			24,259

U.S. GOVERNMENT AGENCIES 7.3%

Fannie Mae
5.630% due 09/01/2044 - 10/01/2044 •		6	6

Freddie Mac
5.027% due 10/01/2036 •		13	13
5.481% due 09/01/2036 •		10	10
6.028% due 12/15/2037 •		33	33
7.205% due 07/01/2036 •		27	27

Ginnie Mae
6.246% due 08/20/2068 •		1,191	1,162

Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 03/01/2049		75	68

Uniform Mortgage-Backed Security, TBA
4.000% due 11/01/2053		20,400	18,183
4.500% due 11/01/2053		13,100	12,033
5.500% due 11/01/2053		2,400	2,319
6.500% due 11/01/2053		4,300	4,317

Total U.S. Government Agencies (Cost $38,622)			38,171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 109.9%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (i)		$27,642	$26,799
0.125% due 04/15/2025 (i)		14,672	13,998
0.125% due 10/15/2025 (i)		32,752	31,040
0.125% due 04/15/2026 (i)(m)		38,641	36,108
0.125% due 07/15/2026 (i)(k)(m)		24,973	23,347
0.125% due 10/15/2026 (i)		38,481	35,794
0.125% due 04/15/2027		19,597	17,995
0.125% due 01/15/2030 (m)		535	466
0.125% due 07/15/2030 (m)		1,511	1,310
0.250% due 01/15/2025 (i)		43,365	41,715
0.250% due 02/15/2050 (m)		713	421
0.375% due 07/15/2025 (i)		38,915	37,261
0.375% due 01/15/2027 (i)		73,588	68,469
0.375% due 07/15/2027 (i)(m)		24,372	22,608
0.500% due 01/15/2028 (i)		38,169	35,191
0.625% due 01/15/2026 (i)		38,365	36,479
0.625% due 07/15/2032 (i)		2,525	2,202
0.625% due 02/15/2043 (m)		457	333
0.750% due 07/15/2028 (i)(m)		19,241	17,911
0.750% due 02/15/2045 (m)		389	283
0.875% due 01/15/2029 (i)(m)		26,997	25,060
1.125% due 01/15/2033 (m)		1,257	1,136
1.250% due 04/15/2028 (i)		17,427	16,576
1.375% due 07/15/2033 (m)		7,247	6,706
1.375% due 02/15/2044 (m)		97	81
1.625% due 10/15/2027 (i)		76,106	73,915
1.750% due 01/15/2028 (k)(m)		751	730

Total U.S. Treasury Obligations (Cost $598,766)			573,934

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%

Alliance Bancorp Trust
5.914% due 07/25/2037 •		1,421	1,183

BCAP LLC Trust
3.929% due 04/26/2036 ~		223	189

Bear Stearns Adjustable Rate Mortgage Trust
4.104% due 01/25/2035 «~		26	23
4.216% due 07/25/2036 ^~		48	42
4.640% due 02/25/2036 ^~		106	95

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~		433	407

Chase Mortgage Finance Trust
3.873% due 12/25/2035 ^~		4	4

Citigroup Mortgage Loan Trust
4.319% due 03/25/2034 ~		27	24
6.980% due 05/25/2035 •		1	1

Countrywide Alternative Loan Trust
5.500% due 11/25/2035 ^		37	29

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035		70	67
6.000% due 04/25/2036		166	84

Countrywide Home Loan Reperforming REMIC Trust
5.774% due 06/25/2035 •		19	18

Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
6.134% due 10/25/2035 ^«•		159	72

Credit Suisse Mortgage Capital Certificates
4.883% due 10/26/2036 ~		9	7

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		244	100

Great Hall Mortgages PLC
5.468% due 03/18/2039 •	GBP	13	16
5.488% due 06/18/2038 •		9	11

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •		$3,500	3,499

GSR Mortgage Loan Trust
3.922% due 01/25/2036 ^~		28	26
4.982% due 09/25/2035 ~		3	3

HarborView Mortgage Loan Trust
5.882% due 05/19/2035 •		180	165

IndyMac INDX Mortgage Loan Trust
5.994% due 07/25/2035 •		1,426	1,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		$594	$397
5.750% due 03/25/2037 ^		207	64

Structured Adjustable Rate Mortgage Loan Trust
4.524% due 03/25/2036 ^~		88	64

Structured Asset Mortgage Investments Trust
5.854% due 04/25/2036 •		3	3

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	1,579	1,928

WaMu Mortgage Pass-Through Certificates Trust
4.339% due 08/25/2036 ^~		$4	4

Washington Mutual Mortgage Pass-Through Certificates Trust
6.500% due 08/25/2035 «		40	31

Wells Fargo Mortgage-Backed Securities Trust
6.405% due 10/25/2036 ~		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $10,601)			9,584

ASSET-BACKED SECURITIES 19.4%

ACE Securities Corp. Home Equity Loan Trust
6.559% due 04/25/2035 •		1,144	957

Adagio CLO DAC
4.383% due 10/15/2031 •	EUR	300	312

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •		$2,211	2,216

Apidos CLO
6.538% due 10/20/2030 •		1,450	1,442

Ares European CLO DAC
4.273% due 04/15/2030 •	EUR	688	717
4.323% due 10/15/2030 •		595	623

Argent Mortgage Loan Trust
5.914% due 05/25/2035 •		$305	277

Armada Euro CLO DAC
4.383% due 07/15/2031 •	EUR	400	417

Bain Capital Euro CLO DAC
4.445% due 01/20/2032 •		1,193	1,237

BDS Ltd.
7.127% due 03/19/2039 •		$700	694

Benefit Street Partners CLO Ltd.
6.600% due 01/17/2032 •		1,100	1,097

BlueMountain Fuji EUR CLO DAC
4.573% due 01/15/2033 •	EUR	3,200	3,318

Bosphorus CLO DAC
4.665% due 12/15/2030 •		701	733

Carlyle Euro CLO DAC
4.411% due 08/15/2030 •		1,267	1,323

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •		500	519

CIFC European Funding CLO DAC
4.713% due 01/15/2034 •		4,300	4,489

CIFC Funding Ltd.
6.572% due 04/18/2031 •		$1,200	1,198

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		55	55
6.934% due 10/25/2037 •		400	389

Citigroup Mortgage Loan Trust
5.704% due 05/25/2037 •		3,400	3,019
5.894% due 12/25/2036 •		35	22
5.929% due 10/25/2036 •		1,046	995

Countrywide Asset-Backed Certificates Trust
5.574% due 07/25/2037 •		301	271
5.624% due 11/25/2037 •		4,011	3,647
5.634% due 09/25/2037 •		79	68
5.714% due 05/25/2035 •		50	48
5.805% due 04/25/2036 ^~		317	265
5.914% due 05/25/2036 •		3,235	2,642
5.934% due 03/25/2037 •		846	793

Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •		654	653

Dryden Euro CLO DAC
4.643% due 01/17/2033 •	EUR	1,700	1,770

34	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Elevation CLO Ltd.
6.563% due 10/25/2030 •		$3,420	$3,412
6.800% due 10/15/2029 •		451	452

First Franklin Mortgage Loan Trust
5.654% due 12/25/2037 •		1,411	1,317
6.139% due 11/25/2036 •		1,944	1,840
6.304% due 09/25/2035 •		1,779	1,748

Fremont Home Loan Trust
5.569% due 10/25/2036 •		441	388

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		2,717	2,711

GSAMP Trust
6.169% due 09/25/2035 ^•		24	23
6.409% due 03/25/2035 ^•		421	380

Harvest CLO DAC
4.423% due 07/15/2031 •	EUR	800	828

Home Equity Asset Trust
4.454% due 10/25/2035 •		$1,500	1,423

Home Equity Mortgage Loan Asset-Backed Trust
5.654% due 04/25/2037 •		373	281

HSI Asset Securitization Corp. Trust
5.974% due 02/25/2036 •		211	206

IndyMac INDB Mortgage Loan Trust
5.574% due 07/25/2036 •		3,586	1,166

KKR CLO Ltd.
6.520% due 07/15/2030 •		615	613
6.750% due 01/15/2031 •		469	469

Lehman ABS Manufactured Housing Contract Trust
7.170% due 04/15/2040 ^~		3,346	2,801

Lehman XS Trust
4.418% due 06/25/2036 þ		788	730

Long Beach Mortgage Loan Trust
5.674% due 08/25/2036 •		298	116

Magnetite Ltd.
6.506% due 11/15/2028 •		1,129	1,125

Man GLG Euro CLO DAC
4.533% due 01/15/2030 •	EUR	237	250

MASTR Asset-Backed Securities Trust
5.774% due 06/25/2036 •		$861	740

Merrill Lynch Mortgage Investors Trust
5.854% due 02/25/2037 •		5,540	1,670
6.154% due 05/25/2036 •		26	25

MF1 LLC
7.477% due 06/19/2037 •		800	798

MidOcean Credit CLO
6.691% due 02/20/2031 •		646	646

NovaStar Mortgage Funding Trust
6.139% due 01/25/2036 •		356	350

OCP Euro CLO DAC
4.483% due 01/15/2032 •	EUR	2,493	2,619

Octagon Investment Partners Ltd.
6.631% due 02/14/2031 •		$1,200	1,195

OZLM Ltd.
6.688% due 10/20/2031 •		400	399
6.881% due 10/30/2030 •		659	659

Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •		504	502

Rad CLO Ltd.
6.727% due 07/24/2032 •		4,300	4,288

Renaissance Home Equity Loan Trust
6.534% due 09/25/2037 •		3,123	1,315

Residential Asset Securities Corp. Trust
5.714% due 09/25/2036 •		2,791	2,708
5.914% due 08/25/2036 •		1,335	1,182

Securitized Asset-Backed Receivables LLC Trust
5.934% due 05/25/2036 •		3,653	1,931
6.109% due 10/25/2035 •		4,259	4,019

Sound Point CLO Ltd.
6.597% due 01/23/2029 •		1	1

Soundview Home Loan Trust
5.634% due 06/25/2037 •		2,955	2,045

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Specialty Underwriting & Residential Finance Trust
5.754% due 09/25/2037 •		$6,632	$3,701

Structured Asset Securities Corp.
6.094% due 02/25/2035 •		14	14

Structured Asset Securities Corp. Mortgage Loan Trust
6.004% due 10/25/2036 •		712	687

Symphony CLO Ltd.
6.450% due 04/15/2028 •		74	74

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •		4,300	4,280

TCW CLO Ltd.
6.583% due 04/25/2031 •		3,598	3,589

Toro European CLO DAC
4.403% due 10/15/2030 •	EUR	767	803

Venture CLO Ltd.
6.450% due 04/15/2027 •		$539	538

Vibrant CLO Ltd.
6.628% due 09/15/2030 •		713	712

Voya CLO Ltd.
6.780% due 10/15/2030 •		587	587

Wells Fargo Home Equity Asset-Backed Securities Trust
7.834% due 12/25/2034 •		563	550

Total Asset-Backed Securities (Cost $105,652)			101,112

SOVEREIGN ISSUES 11.6%

Argentina Government International Bond
0.750% due 07/09/2030 þ		541	136
3.625% due 07/09/2035 þ		354	85

Canada Government Real Return Bond
4.250% due 12/01/2026 (f)	CAD	4,922	3,832

Denmark Government International Bond
0.100% due 11/15/2023 (f)	DKK	17,352	2,458

France Government International Bond
0.100% due 07/25/2038 (f)	EUR	3,566	3,274

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		2,019	1,903
1.400% due 05/26/2025 (f)		30,400	31,663

Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	952,443	6,721
0.100% due 03/10/2029 (f)		1,497,381	10,556

Total Sovereign Issues (Cost $68,708)			60,628

		SHARES
COMMON STOCKS 1.8%

CONSUMER DISCRETIONARY 0.9%

Hilton Worldwide Holdings, Inc.		16,171	2,429

Marriott International, Inc. ‘A’		12,223	2,402

			4,831

REAL ESTATE 0.9%

Howard Hughes Holdings, Inc. (b)		58,168	4,312

Total Common Stocks (Cost $8,731)			9,143

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

Bank of America Corp.
5.875% due 03/15/2028 •(g)		917,000	833

Total Preferred Securities (Cost $917)			833

REAL ESTATE INVESTMENT TRUSTS 44.6%

REAL ESTATE 44.6%

Alexandria Real Estate Equities, Inc.		12,142	1,215

American Assets Trust, Inc.		134,900	2,624

	SHARES	MARKET VALUE (000S)

American Homes 4 Rent ‘A’	246,958	$8,320

American Tower Corp.	1,935	318

Americold Realty Trust, Inc.	190,724	5,800

Apartment Income REIT Corp.	10,804	332

AvalonBay Communities, Inc.	94,215	16,180

Boston Properties, Inc.	50,636	3,012

Brixmor Property Group, Inc.	88,795	1,845

Camden Property Trust	80,351	7,600

COPT Defense Properties	56,167	1,338

Crown Castle, Inc.	36,294	3,340

CubeSmart	106,887	4,076

DiamondRock Hospitality Co.	298,770	2,399

Digital Realty Trust, Inc.	72,083	8,723

Equinix, Inc.	9,130	6,631

Equity LifeStyle Properties, Inc.	25,289	1,611

Equity Residential	2,283	134

Essex Property Trust, Inc.	17,895	3,795

Extra Space Storage, Inc.	28,728	3,493

First Industrial Realty Trust, Inc.	173,247	8,245

Gaming & Leisure Properties, Inc.	132,890	6,053

Healthpeak Properties, Inc.	377,705	6,935

Host Hotels & Resorts, Inc.	139,730	2,245

InvenTrust Properties Corp.	104,047	2,477

Invitation Homes, Inc.	257,103	8,148

Kilroy Realty Corp.	102,673	3,246

Kimco Realty Corp.	161,094	2,834

Mid-America Apartment Communities, Inc.	10,157	1,307

National Storage Affiliates Trust	73,920	2,346

Park Hotels & Resorts, Inc.	16,542	204

Prologis, Inc.	84,968	9,534

Public Storage	14,687	3,870

Realty Income Corp.	67,658	3,379

Regency Centers Corp.	46,674	2,774

Retail Opportunity Investments Corp.	250,570	3,102

Rexford Industrial Realty, Inc.	89,659	4,425

RLJ Lodging Trust	757,163	7,413

Ryman Hospitality Properties, Inc.	82,182	6,844

SBA Communications Corp.	18,879	3,779

Simon Property Group, Inc.	100,342	10,840

SITE Centers Corp.	277,382	3,420

Sun Communities, Inc.	67,208	7,953

Sunstone Hotel Investors, Inc.	398,144	3,723

Terreno Realty Corp.	66,842	3,797

UDR, Inc.	155,017	5,529

Ventas, Inc.	152,172	6,411

VICI Properties, Inc.	452,807	13,177

WP Carey, Inc.	110,743	5,989

Total Real Estate Investment Trusts (Cost $222,692)		232,785

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.4%

COMMERCIAL PAPER 0.3%

AT&T, Inc.
5.700% due 03/19/2024	$1,800	1,750

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (h) 1.1%

			$5,615

ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (c)(d)(f)	ARS	62,614	86

U.S. TREASURY BILLS 0.0%
5.421% due 11/16/2023 (a)(d)(e)		$1	1

Total Short-Term Instruments (Cost $7,484)			7,452

Total Investments in Securities (Cost $1,096,132)			1,057,901

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	236,893	$2,303

Total Short-Term Instruments (Cost $2,303)		2,303

Total Investments in Affiliates (Cost $2,303)		2,303

Total Investments 203.1% (Cost $1,098,435)		$1,060,204

Financial Derivative Instruments (j)(l) (0.3)% (Cost or Premiums, net $(1,882))		(1,560)

Other Assets and Liabilities, net (102.8)%		(536,592)

Net Assets 100.0%		$522,052

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	5.320%	09/15/2023	10/12/2023	$5,615	U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	$(5,573)	$5,615	$5,629

Total Repurchase Agreements						$(5,573)	$5,615	$5,629

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.410%	09/13/2023	10/11/2023	$(3,412)	$(3,422)
	5.420	08/22/2023	10/05/2023	(6,354)	(6,393)
	5.420	09/11/2023	10/11/2023	(7,451)	(7,474)
	5.420	09/20/2023	10/04/2023	(795)	(797)

36	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BSN	0.000%	08/24/2023	10/12/2023	$(50,188)	$(50,483)
	5.430	08/24/2023	10/03/2023	(93,661)	(94,212)
	5.430	08/24/2023	10/12/2023	(329,194)	(331,118)
	5.430	09/08/2023	10/03/2023	(31,786)	(31,901)
	5.430	10/02/2023	10/03/2023	(29,555)	(29,555)
	5.430	10/02/2023	10/12/2023	(40,889)	(40,889)
	5.430	10/03/2023	10/12/2023	(113,385)	(113,385)
CIB	5.410	09/14/2023	10/11/2023	(11,909)	(11,941)
DEU	5.400	09/22/2023	10/05/2023	(3,160)	(3,165)
	5.420	09/14/2023	10/12/2023	(114)	(114)
	5.420	09/19/2023	10/03/2023	(4,665)	(4,674)
JPS	5.310	09/20/2023	10/11/2023	(1,374)	(1,376)
	5.310	09/21/2023	10/11/2023	(4,814)	(4,822)

Total Reverse Repurchase Agreements					$(735,721)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(18,086)	$0	$(18,086)	$17,826	$(260)
BSN	0	(691,543)	0	(691,543)	518,952	(172,591)
CIB	0	(11,941)	0	(11,941)	11,823	(118)
DEU	5,629	(7,953)	0	(2,324)	2,335	11
JPS	0	(6,198)	0	(6,198)	6,106	(92)

Total Borrowings and Other Financing Transactions	$5,629	$(735,721)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(551,892)	$0	$0	$(551,892)

Total Borrowings	$0	$(551,892)	$0	$0	$(551,892)

Payable for reverse repurchase agreements(4)					$(551,892)

(i)	Securities with an aggregate market value of $562,616 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(607,506) at a weighted average interest rate of 5.198%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(4)	Unsettled reverse repurchase agreements liability of $(183,829) is outstanding at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-BTP December Futures	12/2023	14	$1,624	$(52)	$21	$(21)
U.S. Treasury 10-Year Ultra December Futures	12/2023	282	31,461	(902)	66	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	191	22,669	(1,459)	72	0

				$(2,413)	$159	$(21)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond December Futures	12/2023	2	$(144)	$4	$1	$0
Euro-Bobl December Futures	12/2023	48	(5,874)	86	37	(43)
Euro-Bund December Futures	12/2023	251	(34,137)	589	368	(411)
Euro-Buxl 30-Year Bond December Futures	12/2023	21	(2,717)	101	39	(63)
Euro-Oat December Futures	12/2023	60	(7,815)	224	98	(101)
Euro-Schatz December Futures	12/2023	760	(84,361)	278	129	(165)
Gold 100 oz. December Futures	12/2023	14	(2,613)	136	17	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	105	(11,562)	76	29	(38)
U.S. Treasury 2-Year Note December Futures	12/2023	321	(65,070)	202	0	(33)
U.S. Treasury 5-Year Note December Futures	12/2023	149	(15,699)	74	0	(23)
U.S. Treasury 10-Year Note December Futures	12/2023	367	(39,659)	527	0	(74)
U.S. Treasury Long-Term Bond December Futures	12/2023	594	(67,586)	3,412	0	(167)

				$5,709	$718	$(1,118)

Total Futures Contracts				$3,296	$877	$(1,139)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	0.202%	$700	$(40)	$41	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.HY-35 5-Year Index	(5.000)%	Quarterly	12/20/2025	$3,234	$(260)	$150	$(110)	$9	$0
CDX.HY-36 5-Year Index	(5.000)	Quarterly	06/20/2026	6,468	(617)	391	(226)	16	0

					$(877)	$541	$(336)	$25	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300%	Semi-Annual	03/20/2028	JPY	190,000	$(4)	$20	$16	$1	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,250,000	(14)	20	6	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	(33)	83	50	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		979,000	19	141	160	23	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		320,000	1	26	27	10	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	57,600	101	502	603	0	(28)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		10,600	(2)	1,299	1,297	0	(15)
Receive(6)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		5,700	(1)	697	696	0	(8)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		23,500	(182)	(1,923)	(2,105)	35	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(858)	(857)	8	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(485)	(485)	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		10,500	201	1,747	1,948	0	(46)

38	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	3-Month EUR-EURIBOR	0.526%	Annual	11/21/2023	EUR	45,500	$0	$(735)	$(735)	$0	$(17)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,700	(8)	(180)	(188)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		4,100	(22)	(439)	(461)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,900	(14)	(200)	(214)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		3,800	(14)	(361)	(375)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,700	(6)	(162)	(168)	0	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		7,900	0	(313)	(313)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		53,310	(618)	(948)	(1,566)	0	(25)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	1,947	2,176	0	(10)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	2,288	2,290	0	(10)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	4,561	5,103	0	(23)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		8,180	106	362	468	0	(26)
Pay	CPTFEMU	3.520	Maturity	09/15/2024		1,100	(3)	(12)	(15)	1	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	27	27	0	(3)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	40	55	0	(12)
Receive	CPTFEMU	2.359	Maturity	08/15/2030		3,600	20	163	183	0	(12)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		8,200	(56)	(1,772)	(1,828)	35	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	313	367	0	(27)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	84	61	0	(11)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		1,900	0	94	94	0	(8)
Pay	CPTFEMU	2.488	Maturity	05/15/2037		2,460	3	(177)	(174)	10	0
Pay	CPTFEMU	1.243	Maturity	08/15/2039		930	0	(286)	(286)	4	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	(12)	(12)	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	(46)	(59)	1	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	(83)	(82)	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(52)	(52)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	(58)	(58)	2	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	(21)	(20)	1	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	(14)	(10)	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	1	0	1	1	(1)
Pay	CPURNSA	2.420	Maturity	08/24/2024	$	10,300	0	(24)	(24)	4	0
Receive	CPURNSA	2.768	Maturity	05/13/2026		3,000	0	229	229	0	(4)
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	156	156	0	(3)
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	338	339	0	(5)
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	8	8	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		8,900	0	1,313	1,313	0	(16)
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	621	621	0	(8)
Pay	CPURNSA	2.335	Maturity	02/05/2028		9,350	20	(893)	(873)	24	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		3,130	0	(283)	(283)	6	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		4,710	0	(422)	(422)	9	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		4,860	0	(434)	(434)	10	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		18,800	0	(1,698)	(1,698)	39	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(300)	(301)	7	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(904)	(904)	15	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		6,900	5	(894)	(889)	18	0
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,047)	(1,047)	10	0
Receive	CPURNSA	2.311	Maturity	02/24/2031		25,600	21	2,799	2,820	0	(75)
Receive	FRCPXTOB	1.030	Maturity	03/15/2024	EUR	6,700	(3)	656	653	0	(7)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		1,280	5	(210)	(205)	12	0

							$336	$4,284	$4,620	$309	$(401)

Total Swap Agreements							$(581)	$4,866	$4,285	$334	$(401)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$923	$334	$1,257	$0	$(1,139)	$(401)	$(1,540)

(k)

Securities with an aggregate market value of $1,251 and cash of $7,828 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $46 for closed futures is outstanding at period end.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	AUD	50		$33	$0	$0
	10/2023	CAD	5,314		3,904	0	(8)
	10/2023	DKK	70,624		10,336	324	0
	10/2023		$10,161	DKK	71,756	11	0
	10/2023		125	NZD	209	1	0
	11/2023	DKK	71,644		$10,161	0	(11)
	11/2023	NZD	209		125	0	(1)

BPS	10/2023	DKK	76,937		11,246	340	0
	10/2023	JPY	429,900		2,969	92	0
	10/2023		$57,974	EUR	54,709	0	(133)
	11/2023	EUR	54,460		$57,782	133	0
	11/2023		$321	EUR	302	0	(1)

CBK	10/2023		353		332	0	(2)
	11/2023		277	DKK	1,945	0	(1)

DUB	10/2023		3,309	JPY	491,964	0	(17)
	11/2023	JPY	489,631		$3,309	17	0

GLM	10/2023	MXN	3,572		207	2	0
	10/2023		$399	MXN	6,975	1	0
	12/2023		1		14	0	0

JPM	10/2023		10,715	DKK	75,782	28	0
	11/2023	DKK	75,664		$10,714	0	(28)

MBC	10/2023	EUR	55,469		59,973	1,328	0
	10/2023	GBP	2,827		3,556	107	0
	10/2023	JPY	306,882		2,107	53	0
	10/2023		$3,930	CAD	5,314	0	(17)
	10/2023		725	EUR	677	0	(9)
	11/2023	CAD	5,312		$3,930	18	0

NGF	10/2023		$12,110	JPY	1,800,101	0	(64)
	11/2023	JPY	1,791,576		$12,110	64	0

SCX	10/2023	NZD	209		123	0	(2)
	11/2023		$264	EUR	249	0	(1)

TOR	10/2023	JPY	1,647,500		$11,287	262	0
	10/2023		$3,434	GBP	2,827	15	0
	10/2023		2,009	JPY	299,485	0	(5)
	11/2023	GBP	2,827		$3,435	0	(15)
	11/2023	JPY	298,056		2,009	5	0

UAG	10/2023		221,559		1,526	43	0

Total Forward Foreign Currency Contracts						$2,844	$(315)

40	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	4,200	$261	$1,450

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	8,700	546	2,936

Total Purchased Options							$807	$4,386

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(310)

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	18,900	(137)	0

						$(424)	$(310)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	4,800	$(26)	$(31)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	20,800	(262)	(2,082)

FAR	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.606	10/27/2023	29,300	(157)	(190)

GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	4,000	(52)	(36)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	4,000	(52)	(52)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	22,800	(287)	(189)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	22,800	(287)	(319)

NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	42,500	(561)	(4,341)

							$(1,684)	$(7,240)

Total Written Options							$(2,108)	$(7,550)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYI	Receive	DWRTFT Index	8,633	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	$93,198	$0	$(371)	$0	$(371)

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
BOA	Receive	Host Hotels & Resorts, Inc.	230,809	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	$	3,709	$0	$26	$26	$0
	Receive	Crown Castle, Inc.	10,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024		920	0	6	6	0
	Receive	Extra Space Storage, Inc.	16,038	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024		1,950	0	7	7	0
	Receive	Equity Residential	204,931	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024		12,031	0	79	79	0

JPM	Receive	Prologis, Inc.	195,037	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023		21,885	0	(101)	0	(101)
	Receive	Equinix, Inc.	37,964	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024		27,572	0	(125)	0	(125)
	Receive	Park Hotels and Resorts, Inc.	336,272	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024		4,143	0	32	32	0
	Receive	Realty Income Corp.	145,627	5.630% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024		7,273	0	3	3	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
MYI	Receive	Alexandria Real Estate Equities, Inc.	64,042	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023	$	6,411	$0	$48	$48	$0
	Receive	Apartment Income REIT Corp.	104,521	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/11/2023		3,209	0	(15)	0	(15)
	Receive	Digital Realty Trust, Inc.	77,376	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024		9,364	0	(42)	0	(42)
	Receive	Prologis, Inc.	71,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024		7,967	0	(37)	0	(37)
	Receive	PSA Treasury Pte Ltd.	63,855	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024		16,827	0	(73)	0	(73)
	Receive	Simon Property Group, Inc.	97,414	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024		10,524	0	(46)	0	(46)
	Receive	Vici Properities, Inc.	128,600	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024		3,742	0	37	37	0
	Receive	Alexandria Real Estate Equities, Inc.	2,663	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		266	0	2	2	0
	Receive	American Homes 4 Rent	123,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		4,144	0	(16)	0	(16)
	Receive	American Tower Corp.	41,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		6,742	0	(27)	0	(27)
	Receive	Apartment Income REIT Corp.	15,502	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		476	0	(2)	0	(2)
	Receive	Equity LifeStyle Properties, Inc.	156,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		9,939	0	32	32	0
	Receive	First Industrial Realty Trust, Inc.	41,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		1,951	0	5	5	0
	Receive	Gaming and Leisure Properties, Inc.	54,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		2,460	0	(10)	0	(10)
	Receive	Invitation Homes, Inc.	288,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		9,127	0	(36)	0	(36)
	Receive	Prologis, Inc.	42,750	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		4,797	0	(19)	0	(19)
	Receive	Rexford Industrial Realty, Inc.	41,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		2,023	0	8	8	0
	Receive	SBA Communications Corp.	17,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		3,403	0	(14)	0	(14)
	Receive	Sun Communities, Inc.	14,000	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024		1,657	0	7	7	0

									$0	$(271)	$292	$(563)

Total Swap Agreements									$0	$(642)	$292	$(934)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$336	$0	$118	$454	$(20)	$0	$0	$(20)	$434	$1,127	$1,561
BPS	565	0	0	565	(134)	(31)	0	(165)	400	(260)	140
CBK	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
DUB	17	1,450	0	1,467	(17)	(2,082)	0	(2,099)	(632)	628	(4)
FAR	0	0	0	0	0	(190)	0	(190)	(190)	0	(190)
GLM	3	0	0	3	0	(398)	0	(398)	(395)	0	(395)
GST	0	0	0	0	0	(508)	0	(508)	(508)	562	54
JPM	28	0	35	63	(28)	0	(226)	(254)	(191)	5,931	5,740
MBC	1,506	0	0	1,506	(26)	0	0	(26)	1,480	(1,790)	(310)
MYI	0	0	139	139	0	0	(708)	(708)	(569)	14,337	13,768
NGF	64	2,936	0	3,000	(64)	(4,341)	0	(4,405)	(1,405)	1,476	71
SCX	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
TOR	282	0	0	282	(20)	0	0	(20)	262	(10)	252
UAG	43	0	0	43	0	0	0	0	43	(20)	23

Total Over the Counter	$2,844	$4,386	$292	$7,522	$(315)	$(7,550)	$(934)	$(8,799)

42	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(m)

Securities with an aggregate market value of $24,061 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$17	$0	$0	$0	$906	$923
Swap Agreements	0	25	0	0	309	334

	$17	$25	$0	$0	$1,215	$1,257

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,844	$0	$2,844
Purchased Options	0	0	0	0	4,386	4,386
Swap Agreements	0	0	292	0	0	292

	$0	$0	$292	$2,844	$4,386	$7,522

	$17	$25	$292	$2,844	$5,601	$8,779

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,139	$1,139
Swap Agreements	0	0	0	0	401	401

	$0	$0	$0	$0	$1,540	$1,540

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$315	$0	$315
Written Options	0	0	0	0	7,550	7,550
Swap Agreements	0	0	934	0	0	934

	$0	$0	$934	$315	$7,550	$8,799

	$0	$0	$934	$315	$9,090	$10,339

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$67	$67
Futures	11	0	0	0	1,617	1,628
Swap Agreements	0	(138)	0	0	(5,960)	(6,098)

	$11	$(138)	$0	$0	$(4,276)	$(4,403)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$464	$0	$464
Purchased Options	0	0	0	0	(499)	(499)
Written Options	0	0	0	0	840	840
Swap Agreements	0	0	(27,172)	0	0	(27,172)

	$0	$0	$(27,172)	$464	$341	$(26,367)

	$11	$(138)	$(27,172)	$464	$(3,935)	$(30,770)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Schedule of Investments	PIMCO RealEstateRealReturn Strategy Fund	(Cont.)	September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(26)	$(26)
Futures	136	0	0	0	9,927	10,063
Swap Agreements	0	(38)	0	0	6,628	6,590

	$136	$(38)	$0	$0	$16,529	$16,627

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$4,860	$0	$4,860
Purchased Options	0	0	0	0	2,586	2,586
Written Options	0	0	0	0	(3,568)	(3,568)
Swap Agreements	0	0	(33)	0	0	(33)

	$0	$0	$(33)	$4,860	$(982)	$3,845

	$136	$(38)	$(33)	$4,860	$15,547	$20,472

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$23,990	$0	$23,990
Industrials	0	269	0	269
U.S. Government Agencies	0	38,171	0	38,171
U.S. Treasury Obligations	0	573,934	0	573,934
Non-Agency Mortgage-Backed Securities	0	9,458	126	9,584
Asset-Backed Securities	0	101,112	0	101,112
Sovereign Issues	0	60,628	0	60,628
Common Stocks
Consumer Discretionary	4,831	0	0	4,831
Real Estate	4,312	0	0	4,312
Preferred Securities
Banking & Finance	0	833	0	833
Real Estate Investment Trusts
Real Estate	232,785	0	0	232,785
Short-Term Instruments
Commercial Paper	0	1,750	0	1,750
Repurchase Agreements	0	5,615	0	5,615
Argentina Treasury Bills	0	86	0	86
U.S. Treasury Bills	0	1	0	1

	$241,928	$815,847	$126	$1,057,901

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,303	$0	$0	$2,303

Total Investments	$244,231	$815,847	$126	$1,060,204

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	739	472	0	1,211
Over the counter	0	7,522	0	7,522

	$739	$7,994	$0	$8,733

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(842)	(698)	0	(1,540)
Over the counter	0	(8,799)	0	(8,799)

	$(842)	$(9,497)	$0	$(10,339)

Total Financial Derivative Instruments	$(103)	$(1,503)	$0	$(1,606)

Totals	$244,128	$814,344	$126	$1,058,598

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

44	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 140.7%

CORPORATE BONDS & NOTES 4.9%

BANKING & FINANCE 4.9%

Ambac Assurance Corp.
5.100% due 12/31/2099 (g)		$28	$40

Credit Suisse AG
5.731% (SOFRINDX + 0.390%) due 02/02/2024 ~		500	499

Jyske Realkredit AS
1.000% due 10/01/2050	DKK	28,284	2,824
1.500% due 10/01/2050		76,025	7,691
1.500% due 10/01/2053		43,011	4,317
2.000% due 10/01/2053		793	85
2.500% due 10/01/2047		1	0

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		21,258	2,124
1.000% due 10/01/2053		1,435	142
1.500% due 10/01/2053		48,974	4,824
2.000% due 10/01/2053		2,998	323

Nykredit Realkredit AS
1.000% due 10/01/2050		6,585	656
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		246,693	24,529
2.000% due 10/01/2053		27,434	2,697
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		29,211	3,581

Realkredit Danmark AS
1.000% due 10/01/2050		61	6
1.000% due 10/01/2053		14,083	1,356
1.500% due 10/01/2050		13,686	1,383
1.500% due 10/01/2053		186,459	18,438
2.000% due 10/01/2053		2,002	197
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		39,682	4,861

UBS Group AG
4.663% (EUR003M + 1.000%) due 01/16/2026 ~	EUR	200	211
7.750% due 03/01/2029 •		100	117

UniCredit SpA
7.830% due 12/04/2023		$5,050	5,056

			85,959

INDUSTRIALS 0.0%

ERAC USA Finance LLC
2.700% due 11/01/2023		100	100

VMware, Inc.
3.900% due 08/21/2027		200	186

			286

UTILITIES 0.0%

Petrobras Global Finance BV
7.250% due 03/17/2044		424	417

Total Corporate Bonds & Notes (Cost $128,665)			86,662

U.S. GOVERNMENT AGENCIES 14.2%

Ginnie Mae
6.246% due 08/20/2068 •		925	903

Uniform Mortgage-Backed Security
4.500% due 09/01/2052 - 11/01/2052		3,006	2,763

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053 - 11/01/2053		60,890	54,268
4.500% due 11/01/2053		107,200	98,465
5.000% due 10/01/2053 - 11/01/2053		39,200	36,987
5.500% due 11/01/2053		29,900	28,890
6.500% due 10/01/2053		26,400	26,522

Total U.S. Government Agencies (Cost $252,109)			248,798

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 62.8%

U.S. Treasury Bonds
3.000% due 05/15/2045 (o)	$320	$238

U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2024 (k)	45,955	44,555
0.125% due 04/15/2025 (m)	19,054	18,179
0.125% due 10/15/2025	26,626	25,234
0.125% due 04/15/2026 (m)(o)	11,890	11,110
0.125% due 07/15/2026	20,112	18,802
0.125% due 07/15/2026 (m)(o)	8,621	8,060
0.125% due 10/15/2026 (k)	112,764	104,889
0.125% due 04/15/2027	11,260	10,339
0.125% due 01/15/2030	7,129	6,218
0.125% due 07/15/2030	25,527	22,133
0.125% due 01/15/2031	13,904	11,897
0.125% due 07/15/2031 (k)	192,240	163,332
0.125% due 01/15/2032 (k)	39,700	33,284
0.125% due 02/15/2051	8,783	4,899
0.125% due 02/15/2052 (o)	8,346	4,592
0.250% due 07/15/2029 (k)	56,514	50,373
0.250% due 02/15/2050 (o)	7,253	4,278
0.375% due 07/15/2025 (m)	11,730	11,232
0.375% due 01/15/2027 (m)(o)	14,401	13,399
0.375% due 07/15/2027	29,092	26,986
0.500% due 04/15/2024 (k)	16,593	16,302
0.500% due 01/15/2028 (k)(o)	48,828	45,019
0.625% due 01/15/2024 (k)(m)(o)	57,827	57,275
0.625% due 01/15/2026 (m)(o)	7,590	7,217
0.625% due 01/15/2026 (m)	49,132	46,717
0.625% due 07/15/2032 (k)	23,883	20,826
0.625% due 02/15/2043	9,281	6,754
0.750% due 07/15/2028 (k)	36,486	33,965
0.750% due 02/15/2042 (k)	12,527	9,500
0.750% due 02/15/2045	26,430	19,237
0.875% due 01/15/2029	22,476	20,862
0.875% due 02/15/2047	27,784	20,288
1.000% due 02/15/2046	23,042	17,516
1.000% due 02/15/2048	13,762	10,253
1.125% due 01/15/2033 (o)	5,234	4,730
1.375% due 07/15/2033 (k)	52,742	48,807
1.375% due 02/15/2044	24,292	20,336
1.375% due 02/15/2044 (o)	433	362
1.625% due 10/15/2027 (m)	23,219	22,550
2.000% due 01/15/2026 (m)(o)	5,663	5,553
2.125% due 02/15/2040 (o)	5,049	4,899
2.125% due 02/15/2041	8,794	8,515
2.375% due 01/15/2025	50,467	49,868
2.500% due 01/15/2029 (o)	8,030	8,088
2.500% due 01/15/2029	4,627	4,660
3.375% due 04/15/2032 (o)	52	56

Total U.S. Treasury Obligations (Cost $1,268,583)		1,104,184

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

Alliance Bancorp Trust
5.914% due 07/25/2037 •	474	395

Banc of America Alternative Loan Trust
5.750% due 12/25/2035 ^«•	361	291
6.000% due 06/25/2046	279	238

Banc of America Mortgage Trust
3.896% due 11/25/2035 ^«~	51	44
4.587% due 06/25/2035 ~	41	35
5.133% due 08/25/2035 ^~	47	44

BCAP LLC Trust
3.929% due 04/26/2036 ~	223	189

Bear Stearns Adjustable Rate Mortgage Trust
4.216% due 07/25/2036 ^~	98	86

Citigroup Mortgage Loan Trust
5.500% due 08/25/2034	781	678

Countrywide Alternative Loan Trust
3.917% due 10/25/2035 ^«~	8	6
5.500% due 11/25/2035 ^	25	20
5.500% due 01/25/2036 «	144	81
5.634% due 12/20/2046 ^•	133	113
6.000% due 08/25/2036 ^•	76	45
6.000% due 04/25/2037	567	468

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 04/25/2037 ^		$254	$139
6.250% due 11/25/2036 ^		66	49

Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037 ^		474	228
6.000% due 05/25/2037 ^		331	141
6.000% due 07/25/2037 ^		950	438
6.014% due 04/25/2035 •		168	152

Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.734% due 04/25/2037 •		370	247
6.800% due 07/25/2036 ^þ		165	131

First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037 ^		51	21

Grifonas Finance PLC
4.212% due 08/28/2039 •	EUR	194	197

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •		$2,700	2,699

GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		7	6
6.000% due 11/25/2035 ^		314	121

IndyMac IMSC Mortgage Loan Trust
5.794% due 07/25/2047 •		339	230

Lehman Mortgage Trust
5.036% due 01/25/2036 ^~		126	112

MASTR Alternative Loan Trust
5.834% due 03/25/2036 ^•		414	45

Morgan Stanley Mortgage Loan Trust
6.762% due 06/25/2036 ~		40	38

New Residential Mortgage Loan Trust
4.500% due 05/25/2058 ~		1,916	1,806

New York Mortgage Trust
4.044% due 05/25/2036 ^~		51	43

One Market Plaza Trust
3.614% due 02/10/2032		1,518	1,403

Residential Asset Securitization Trust
5.500% due 05/25/2035 •		344	230
5.750% due 02/25/2036 ^		173	66
5.834% due 01/25/2046 ^•		889	262
6.250% due 11/25/2036 ^		166	60
6.500% due 06/25/2037		11,559	2,634

Sequoia Mortgage Trust
5.839% due 07/20/2036 •		608	513

Structured Asset Mortgage Investments Trust
5.854% due 05/25/2036 •		189	123
5.874% due 05/25/2036 •		286	223
5.994% due 02/25/2036 ^•		227	184

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	1,298	1,585

Towd Point Mortgage Trust
2.750% due 10/25/2057 ~		$1,754	1,671

WaMu Mortgage Pass-Through Certificates Trust
3.347% due 11/25/2036 ^~		229	195
3.705% due 02/25/2037 ^~		36	30
4.641% due 10/25/2035 ~		516	459
5.913% due 09/25/2033 «~		3	2

Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 07/25/2036		271	183

Total Non-Agency Mortgage-Backed Securities (Cost $24,905)			19,399

ASSET-BACKED SECURITIES 12.8%

522 Funding CLO Ltd.
6.628% due 10/20/2031 •		500	498

Allegro CLO Ltd.
6.735% due 10/16/2031 •		2,100	2,095

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.214% due 05/25/2034 •		382	378

Arbor Realty Commercial Real Estate Notes Ltd.
6.763% due 01/15/2037 •		5,000	4,945

Ares CLO Ltd.
6.440% due 01/15/2029 •		230	230

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ares European CLO DAC
4.273% due 04/15/2030 •	EUR	884	$922

Argent Securities Trust
5.754% due 05/25/2036 •		$1,466	358

Atlas Senior Loan Fund Ltd.
6.660% due 01/15/2031 •		677	675

Bain Capital Euro CLO DAC
4.798% due 01/24/2033 •	EUR	600	627

Barings CLO Ltd.
6.578% due 01/20/2031 •		$2,045	2,038
6.658% due 01/20/2032 •		4,600	4,582

BDS Ltd.
7.127% due 03/19/2039 •		7,300	7,234

Bear Stearns Asset-Backed Securities Trust
5.594% due 02/25/2036 •		1,755	1,749

Benefit Street Partners CLO Ltd.
6.440% due 07/15/2029 •		148	148
6.520% due 10/15/2030 •		3,317	3,311
6.600% due 01/17/2032 •		1,300	1,297
6.650% due 07/15/2032 •		1,000	997

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •		1,120	1,121

Carlyle Euro CLO DAC
4.411% due 08/15/2030 •	EUR	7,332	7,656

Carlyle Global Market Strategies CLO Ltd.
6.669% due 07/27/2031 •		$496	496

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •	EUR	1,199	1,246

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		$299	297
6.750% due 01/15/2030 •		565	565

CBAM Ltd.
6.590% due 04/17/2031 •		795	791
6.708% due 04/20/2032 •		2,400	2,394
6.838% due 07/20/2030 •		1,132	1,133

Cedar Funding CLO Ltd.
6.670% due 07/17/2031 •		900	899

CIFC Funding Ltd.
6.557% due 10/24/2030 •		281	280
6.572% due 04/18/2031 •		3,100	3,094
6.605% due 04/23/2029 •		448	448
6.770% due 10/17/2031 •		600	599

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		16	16

Citigroup Mortgage Loan Trust
5.514% due 01/25/2037 •		224	155
5.929% due 10/25/2036 •		2,300	2,187

Contego CLO DAC
4.338% due 01/23/2030 •	EUR	1,196	1,243

Countrywide Asset-Backed Certificates Trust
5.574% due 07/25/2037 •		$267	240
5.634% due 09/25/2037 •		70	60
5.805% due 04/25/2036 ^~		44	37
5.894% due 05/25/2037 •		873	792
5.934% due 03/25/2037 •		1,930	1,809
6.634% due 10/25/2035 •		1,334	1,305

CQS U.S. CLO Ltd.
7.166% due 07/20/2031 •		1,461	1,461

Crestline Denali CLO Ltd.
6.747% due 10/23/2031 •		1,782	1,777

CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 ^þ		376	108

CVC Cordatus Loan Fund DAC
4.561% due 08/15/2032 •	EUR	497	519

Denali Capital CLO Ltd.
6.620% due 04/15/2031 •		$466	464

Dryden CLO Ltd.
6.542% due 04/18/2031 •		495	493
6.636% due 05/15/2031 •		890	888

Dryden Euro CLO DAC
4.643% due 01/17/2033 •	EUR	1,000	1,041

Elevation CLO Ltd.
6.563% due 10/25/2030 •		$4,788	4,777

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Trust
6.139% due 11/25/2036 •		$2,168	$2,051

Fremont Home Loan Trust
5.569% due 10/25/2036 •		188	165
5.584% due 10/25/2036 •		4,224	1,704
5.674% due 10/25/2036 •		2,321	936

GoldenTree Loan Management EUR CLO DAC
4.605% due 01/20/2032 •	EUR	3,000	3,114

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •		$543	542

Halseypoint CLO Ltd.
6.688% due 07/20/2031 •		566	566
7.081% due 11/30/2032 •		600	600

Harvest CLO DAC
4.668% due 11/18/2030 •	EUR	1,170	1,222

Home Equity Asset Trust
6.109% due 02/25/2036 •		$3,192	3,052

Home Equity Mortgage Loan Asset-Backed Trust
5.654% due 04/25/2037 •		290	218

HSI Asset Securitization Corp. Trust
5.734% due 07/25/2036 •		4,968	2,126

ICG U.S. CLO Ltd.
6.687% due 07/22/2031 •		1,100	1,096

IndyMac INDB Mortgage Loan Trust
5.574% due 07/25/2036 •		749	243

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		41	40

KKR CLO Ltd.
6.750% due 01/15/2031 •		1,501	1,501

LCM LP
6.452% due 07/19/2027 •		228	228
6.628% due 07/20/2031 •		1,900	1,886

LCM Ltd.
6.426% due 07/20/2030 •		965	967

Lehman XS Trust
4.418% due 06/25/2036 þ		588	545
5.754% due 05/25/2036 •		610	520

LoanCore Issuer Ltd.
6.747% due 07/15/2036 •		800	786
6.863% due 01/17/2037 •		2,200	2,164

Long Beach Mortgage Loan Trust
6.034% due 01/25/2036 •		1,202	1,022

Madison Park Euro Funding DAC
4.463% due 07/15/2032 •	EUR	5,600	5,815

Madison Park Funding Ltd.
6.320% due 04/15/2029 •		$1,606	1,599
6.527% due 01/22/2028 •		315	313
6.831% due 07/29/2030 ~		294	294

Magnetite Ltd.
6.506% due 11/15/2028 •		4,162	4,149

Man GLG Euro CLO DAC
4.533% due 01/15/2030 •	EUR	198	208

MASTR Asset-Backed Securities Trust
5.914% due 06/25/2036 •		$212	78
6.004% due 01/25/2036 •		2,170	2,114

MF1 LLC
7.477% due 06/19/2037 •		2,500	2,493

Morgan Stanley ABS Capital, Inc. Trust
5.504% due 10/25/2036 •		1,497	650
5.544% due 10/25/2036 •		17	9
5.564% due 10/25/2036 •		831	713
5.654% due 10/25/2036 •		1,845	801
5.734% due 06/25/2036 •		1,189	620

Morgan Stanley Mortgage Loan Trust
5.894% due 02/25/2037 •		150	33
6.226% due 10/25/2036 ^þ		186	54

Mountain View CLO Ltd.
6.690% due 07/15/2031 •		896	892

Neuberger Berman CLO Ltd.
6.502% due 10/18/2029 •		1,171	1,170

NovaStar Mortgage Funding Trust
5.774% due 11/25/2036 •		152	47

Oaktree CLO Ltd.
6.717% due 04/22/2030 •		450	447

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OCP Euro CLO DAC
4.483% due 01/15/2032 •	EUR	10,137	$10,650

Octagon Investment Partners Ltd.
6.530% due 04/16/2031 •		$1,600	1,596
6.631% due 02/14/2031 •		6,100	6,075

OSD CLO Ltd.
6.440% due 04/17/2031 •		6,121	6,089

OZLM Ltd.
6.650% due 04/17/2031 •		933	931
6.663% due 05/16/2030 •		497	496
6.881% due 10/30/2030 •		198	198

Palmer Square CLO Ltd.
6.570% due 10/17/2031 •		3,400	3,384
6.670% due 07/16/2031 •		800	799

Palmer Square European Loan Funding
5.611% due 04/12/2032 •	EUR	1,797	1,905

Palmer Square European Loan Funding DAC
4.713% due 10/15/2031 •		1,221	1,278

Palmer Square Loan Funding Ltd.
6.370% due 10/15/2029 •		$2,375	2,365
6.441% due 05/20/2029 •		2,368	2,357

RAAC Trust
6.134% due 02/25/2046 •		92	92

Rad CLO Ltd.
6.727% due 07/24/2032 •		6,400	6,383

Regatta Funding Ltd.
6.820% due 10/17/2030 •		3,168	3,168

Renaissance Home Equity Loan Trust
6.534% due 09/25/2037 •		5,196	2,188

Residential Asset Securities Corp. Trust
5.684% due 11/25/2036 ^•		3,377	2,909
5.914% due 08/25/2036 •		524	464

Securitized Asset-Backed Receivables LLC Trust
5.754% due 07/25/2036 •		1,966	679
5.874% due 10/25/2036 •		10,454	3,556
5.934% due 05/25/2036 •		757	400

Signal Peak CLO Ltd.
6.723% due 04/25/2031 •		474	473

Sound Point CLO Ltd.
6.507% due 01/23/2029 •		1,078	1,077
6.722% due 04/18/2031 •		1,600	1,590

Soundview Home Loan Trust
5.554% due 11/25/2036 •		120	33
5.839% due 12/25/2036 •		1,347	1,302
5.994% due 05/25/2036 •		252	240

Specialty Underwriting & Residential Finance Trust
5.754% due 09/25/2037 •		8,662	4,834

Starwood Commercial Mortgage Trust
6.527% due 07/15/2038 •		455	452

Stratus CLO Ltd.
6.488% due 12/28/2029 •		3,922	3,910

Structured Asset Investment Loan Trust
6.154% due 10/25/2035 •		1,591	1,530

Structured Asset Securities Corp. Mortgage Loan Trust
6.944% due 04/25/2035 •		8	8

Symphony CLO Ltd.
6.450% due 04/15/2028 •		46	46

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		700	696

TCW CLO Ltd.
6.583% due 04/25/2031 •		1,420	1,417

TIAA CLO Ltd.
6.788% due 07/20/2031 •		600	598

Toro European CLO DAC
4.403% due 10/15/2030 •	EUR	682	714
4.581% due 01/12/2032 •		3,800	3,955
4.591% due 02/15/2034 •		5,600	5,798

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		$1,700	1,662

Venture CLO Ltd.
6.450% due 04/15/2027 •		283	283
6.488% due 10/20/2028 •		347	347
6.680% due 08/28/2029 •		638	638

46	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vibrant CLO Ltd.
6.708% due 07/20/2032 •		$4,500	$4,469

Voya CLO Ltd.
6.550% due 06/07/2030 •		1,382	1,381
6.630% due 04/15/2031 •		825	823
6.673% due 07/14/2031 •		694	693
6.780% due 10/15/2030 •		1,928	1,929

Wellfleet CLO Ltd.
6.478% due 07/20/2029 •		291	291
6.758% due 07/20/2032 •		2,200	2,180

Wind River CLO Ltd.
6.650% due 07/15/2031 •		800	795

Total Asset-Backed Securities (Cost $232,132)			224,394

SOVEREIGN ISSUES 12.7%

Argentina Government International Bond
0.750% due 07/09/2030 þ		869	221
3.625% due 07/09/2035 þ		570	136
15.500% due 10/17/2026	ARS	2,720	1

France Government International Bond
0.100% due 03/01/2026 (f)	EUR	19,535	20,338
0.100% due 07/25/2031 (f)		13,356	13,439
0.100% due 07/25/2038 (f)		9,548	8,767
0.250% due 07/25/2024 (f)		49,127	51,872

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		5,464	5,150
1.400% due 05/26/2025 (f)		42,215	43,970

Japan Government International Bond
0.005% due 03/10/2031 (f)	JPY	35,124	250
0.100% due 03/10/2028 (f)		3,316,934	23,405
0.100% due 03/10/2029 (f)		7,867,913	55,466

Peru Government International Bond
6.150% due 08/12/2032	PEN	1,000	247

Russia Government International Bond
4.250% due 06/23/2027 ^(b)		$200	108
4.750% due 05/27/2026 ^(b)		200	109
5.250% due 06/23/2047 ^(b)		600	219

Total Sovereign Issues (Cost $255,320)			223,698

		SHARES
COMMON STOCKS 0.3%

COMMUNICATION SERVICES 0.0%

Activision Blizzard, Inc.		6,688	626

CONSUMER DISCRETIONARY 0.1%

Capri Holdings Ltd. (c)		5,200	274

Hilton Worldwide Holdings, Inc.		3,230	485

Marriott International, Inc. ‘A’		2,520	495

			1,254

CONSUMER STAPLES 0.0%

Sovos Brands, Inc. (c)		8,300	187

United Malt Grp Ltd.		36,690	117

			304

FINANCIALS 0.0%

Argo Group International Holdings Ltd.		3,325	99

Avantax, Inc. (c)		4,500	115

			214

HEALTH CARE 0.1%

Abcam PLC ADR (c)		13,900	315

Amedisys, Inc. (c)		2,400	224

	SHARES	MARKET VALUE (000S)

Horizon Therapeutics PLC (c)	5,000	$578

Intercept Pharmaceuticals, Inc. (c)	2,900	54

Seagen, Inc. (c)	2,525	536

		1,707

INFORMATION TECHNOLOGY 0.0%

National Instruments Corp.	4,525	270

Splunk, Inc. (c)	2,900	424

		694

REAL ESTATE 0.1%

Howard Hughes Holdings, Inc. (c)	11,042	818

UTILITIES 0.0%

PNM Resources, Inc.	5,975	267

Total Common Stocks (Cost $5,775)		5,884

PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Banco Santander SA
8.374% due 12/29/2023 •(g)(i)	400,000	416

Bank of America Corp.
5.875% due 03/15/2028 •(g)	670,000	608

Total Preferred Securities (Cost $1,086)		1,024

REAL ESTATE INVESTMENT TRUSTS 4.7%

REAL ESTATE 4.7%

Alexandria Real Estate Equities, Inc.	15,889	1,590

American Assets Trust, Inc.	29,186	568

American Homes 4 Rent ‘A’	74,000	2,493

American Tower Corp.	8,594	1,413

Americold Realty Trust, Inc.	37,515	1,141

Apartment Income REIT Corp.	25,938	796

AvalonBay Communities, Inc.	18,799	3,229

Boston Properties, Inc.	10,136	603

Brixmor Property Group, Inc.	19,092	397

Camden Property Trust	16,073	1,520

COPT Defense Properties	11,244	268

Crown Castle, Inc.	9,261	852

CubeSmart	21,934	836

DiamondRock Hospitality Co.	59,748	480

Digital Realty Trust, Inc.	29,900	3,619

Equinix, Inc.	9,390	6,820

Equity LifeStyle Properties, Inc.	36,121	2,301

Equity Residential	41,454	2,434

Essex Property Trust, Inc.	3,581	760

Extra Space Storage, Inc.	8,957	1,089

First Industrial Realty Trust, Inc.	43,450	2,068

Gaming & Leisure Properties, Inc.	37,347	1,701

Healthpeak Properties, Inc.	76,288	1,401

Host Hotels & Resorts, Inc.	72,774	1,169

InvenTrust Properties Corp.	19,783	471

Invitation Homes, Inc.	109,028	3,455

Kilroy Realty Corp.	20,547	650

Kimco Realty Corp.	32,244	567

Mid-America Apartment Communities, Inc.	2,032	261

National Storage Affiliates Trust	14,612	464

Park Hotels & Resorts, Inc.	67,814	835

Prologis, Inc.	78,566	8,816

Public Storage	15,723	4,143

Realty Income Corp.	42,543	2,125

	SHARES	MARKET VALUE (000S)

Regency Centers Corp.	9,337	$555

Retail Opportunity Investments Corp.	50,248	622

Rexford Industrial Realty, Inc.	26,146	1,290

RLJ Lodging Trust	148,389	1,453

Ryman Hospitality Properties, Inc.	16,200	1,349

SBA Communications Corp.	7,050	1,411

Simon Property Group, Inc.	39,281	4,244

SITE Centers Corp.	55,480	684

Sun Communities, Inc.	16,241	1,922

Sunstone Hotel Investors, Inc.	78,973	738

Terreno Realty Corp.	13,911	790

UDR, Inc.	31,149	1,111

Ventas, Inc.	30,568	1,288

VICI Properties, Inc.	116,297	3,384

WP Carey, Inc.	21,504	1,163

Total Real Estate Investment Trusts (Cost $79,217)		83,339

	OUNCES
COMMODITIES 14.2%

Gold Warehouse Receipts	135,372	249,151

Total Commodities (Cost $229,043)		249,151

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

COMMERCIAL PAPER 2.9%

Amcor Flexibles North America, Inc.
5.550% due 10/06/2023	$650	649
5.550% due 10/30/2023 (a)	250	249

American Electric Power Co., Inc.
5.570% due 10/16/2023	500	499
5.580% due 10/23/2023	250	249

AT&T, Inc.
5.700% due 03/19/2024	5,100	4,960

Bacardi Martini BV
6.000% due 10/11/2023	300	299

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023	950	948
5.520% due 10/30/2023	1,150	1,145

Crown Castle, Inc.
6.000% due 10/31/2023	250	249
6.000% due 11/02/2023	1,800	1,790
6.020% due 10/17/2023	900	897
6.020% due 10/18/2023	250	249
6.050% due 10/05/2023	1,250	1,249

Diageo Capital PLC
5.550% due 11/07/2023	950	944

Discovery Communications LLC
5.970% due 10/16/2023 (a)	1,050	1,048

Dominion Resources, Inc.
5.540% due 10/24/2023	250	249
5.540% due 10/31/2023	250	249
5.550% due 10/17/2023	250	249
5.570% due 10/30/2023	300	299

Electricite de France SA
5.510% due 10/23/2023	650	648
5.510% due 10/27/2023	750	747

Enbridge (U.S.) Inc.
5.560% due 10/20/2023	650	648

Enel Finance America LLC
5.550% due 10/18/2023	400	399
5.550% due 10/31/2023	250	249
5.560% due 10/13/2023	250	249

Energy Transfer LP
5.850% due 10/04/2023	250	250

Entergy Corp.
5.500% due 10/03/2023	250	250

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/04/2023	$250	$250
5.520% due 10/05/2023	250	250
5.520% due 10/06/2023	300	300
5.530% due 10/27/2023	250	249
5.550% due 10/05/2023	300	300

Equifax, Inc.
5.550% due 10/12/2023	250	249

Fidelity National Information services, Inc.
5.550% due 10/12/2023	250	249
5.550% due 10/16/2023	250	249
5.550% due 10/17/2023	600	598
5.550% due 10/19/2023	250	249

General Motors Financial Co., Inc.
5.630% due 10/13/2023	250	249

Global Payments, Inc.
6.030% due 10/10/2023	250	250
6.030% due 10/11/2023	500	499
6.030% due 10/16/2023	1,250	1,246
6.030% due 10/19/2023	1,600	1,595
6.030% due 10/25/2023	2,500	2,489

Haleon UK Capital PLC
5.560% due 10/03/2023	250	250
5.580% due 10/10/2023	250	250
5.600% due 10/11/2023	350	349

Humana, Inc.
5.550% due 10/18/2023	250	249
5.550% due 10/23/2023	250	249
5.580% due 10/16/2023	250	249
5.580% due 10/17/2023	300	299
5.580% due 10/25/2023	400	398

Intercontinental Exchange, Inc.
5.560% due 10/25/2023	250	249
5.560% due 10/26/2023	250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	500	500

L3Harris Technologies, Inc.
5.620% due 10/10/2023	450	449
5.630% due 10/10/2023	250	250
5.650% due 10/02/2023	250	250
5.650% due 10/03/2023	500	500

LSEGA Financing PLC
5.500% due 10/05/2023	500	500
5.510% due 10/26/2023	300	299
5.520% due 10/18/2023	250	249
5.520% due 10/20/2023	400	399

Marathon Oil Corp.
6.000% due 10/06/2023	800	799
6.030% due 10/13/2023	400	399

Marriott International, Inc.
5.540% due 10/11/2023	250	250
5.540% due 10/20/2023	550	548

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Microchip Technology, Inc.
5.600% due 10/30/2023	$450	$448
5.600% due 11/07/2023	300	298

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023	250	250
5.520% due 10/17/2023	300	299
5.520% due 10/18/2023	300	299
5.520% due 10/19/2023	250	249

Oracle Corp.
5.500% due 10/23/2023	500	498
5.510% due 10/23/2023	1,000	996
5.510% due 10/27/2023	400	398
5.520% due 10/26/2023	400	398
5.530% due 10/30/2023 (a)	300	299
5.530% due 11/08/2023	250	248

Penske Truck Leasing Co. LP
5.510% due 10/04/2023	250	250
5.520% due 10/10/2023	550	549
5.520% due 10/12/2023	600	599

Quanta Services, Inc.
5.900% due 10/10/2023	250	250

RTX Corp.
5.480% due 10/04/2023	700	699
5.490% due 10/02/2023	300	300
5.500% due 10/02/2023	250	250
5.500% due 10/04/2023	250	250

Sempra Energy
5.530% due 10/17/2023	250	249
5.530% due 10/18/2023	250	249
5.530% due 10/19/2023	250	249
5.530% due 10/23/2023	250	249

Southern California Edison
5.550% due 10/02/2023	250	250
5.550% due 10/13/2023 (a)	650	649

Targa Resources Corp.
6.150% due 10/11/2023	1,550	1,547
6.150% due 10/23/2023	350	349

Thomson Reuters Corp.
5.520% due 10/25/2023	250	249

VW Credit, Inc.
5.560% due 10/10/2023	250	250
5.570% due 10/17/2023	350	349

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	1,250	1,249
6.050% due 10/03/2023	750	749

		51,828

REPURCHASE AGREEMENTS (j) 9.7%
		169,883

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARGENTINA TREASURY BILLS 0.0%
63.161% due 10/18/2023 - 11/23/2023 (d)(e)(f)	ARS	59,984	$82

U.S. TREASURY BILLS 0.3%
5.444% due 10/19/2023 - 12/21/2023 (d)(e)(o)		$5,103	5,053

Total Short-Term Instruments (Cost $226,899)			226,846

Total Investments in Securities (Cost $2,703,734)			2,473,379

		SHARES
INVESTMENTS IN AFFILIATES 6.8%

MUTUAL FUNDS (h) 5.9%

PIMCO Emerging Markets Currency and Short-Term Investments Fund		14,462,704	104,565

Total Mutual Funds (Cost $127,361)			104,565

SHORT-TERM INSTRUMENTS 0.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%

PIMCO Short-Term Floating NAV Portfolio III		1,560,314	15,168

Total Short-Term Instruments (Cost $15,171)			15,168

Total Investments in Affiliates (Cost $142,532)			119,733

Total Investments 147.5% (Cost $2,846,266)			$2,593,112

Financial Derivative Instruments (l)(n) (0.8)% (Cost or Premiums, net $(4,393))			(14,871)

Other Assets and Liabilities, net (46.7)%			(820,571)

Net Assets 100.0%			$1,757,670

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

48	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(j)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	09/29/2023	10/02/2023	$77,200	U.S. Treasury Notes 1.250% due 05/31/2028	$(78,890)	$77,200	$77,234
	5.330	10/02/2023	10/03/2023	76,500	U.S. Treasury Notes 0.375% due 11/30/2025	(78,111)	76,500	76,500
FICC	2.600	09/29/2023	10/02/2023	5,183	U.S. Treasury Notes 5.000% due 08/31/2025	(5,287)	5,183	5,184
	5.310	09/29/2023	10/02/2023	11,000	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(11,220)	11,000	11,005

Total Repurchase Agreements						$(173,508)	$169,883	$169,923

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.410%	09/13/2023	10/11/2023	$(8,893)	$(8,919)
	5.420	09/11/2023	10/11/2023	(24,452)	(24,529)
	5.420	09/12/2023	10/04/2023	(4,500)	(4,513)
	5.420	09/20/2023	10/04/2023	(5,128)	(5,137)
	5.430	09/21/2023	10/05/2023	(5,550)	(5,559)
BSN	5.420	09/07/2023	10/11/2023	(9,472)	(9,508)
	5.430	08/24/2023	10/12/2023	(233,351)	(234,724)
DEU	5.420	09/14/2023	10/12/2023	(119,962)	(120,287)
	5.420	09/19/2023	10/03/2023	(41,748)	(41,829)
GRE	5.420	09/19/2023	10/03/2023	(2,428)	(2,433)
	5.420	09/21/2023	10/05/2023	(5,455)	(5,464)
	5.430	09/20/2023	10/04/2023	(25,880)	(25,928)

Total Reverse Repurchase Agreements					$(488,830)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BPG	5.420%	09/15/2023	10/11/2023	$(2,384)	$(2,390)
	5.430	08/23/2023	10/05/2023	(593)	(596)
	5.430	09/21/2023	10/12/2023	(647)	(648)

Total Sale-Buyback Transactions					$(3,634)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(48,657)	$0	$(48,657)	$48,584	$(73)
BPS	153,734	0	0	153,734	(157,001)	(3,267)
BSN	0	(244,232)	0	(244,232)	243,929	(303)
DEU	0	(162,116)	0	(162,116)	161,768	(348)
FICC	16,189	0	0	16,189	(16,507)	(318)
GRE	0	(33,825)	0	(33,825)	33,718	(107)

Master Securities Forward Transaction Agreement
BPG	0	0	(3,634)	(3,634)	3,592	(42)

Total Borrowings and Other Financing Transactions	$169,923	$(488,830)	$(3,634)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(488,830)	$0	$0	$(488,830)

Total	$0	$(488,830)	$0	$0	$(488,830)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(3,634)	0	0	(3,634)

Total	$0	$(3,634)	$0	$0	$(3,634)

Total Borrowings	$0	$(492,464)	$0	$0	$(492,464)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(492,464)

(k)	Securities with an aggregate market value of $491,595 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(359,610) at a weighted average interest rate of 5.237%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(l)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - ICE Brent Crude March 2024 Futures	$85.000	01/26/2024	153	$153	$639	$721

Total Purchased Options					$639	$721

WRITTEN OPTIONS:

FUTURE STYLED COMMODITY OPTIONS(1)

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Call - ICE California Carbon Allowance December 2023 Futures	$40.000	12/15/2023	50	$50	$(70)	$(35)
Call - ICE Brent Crude December 2023 Futures	90.000	10/26/2023	60	60	(70)	(247)
Call - ICE Brent Crude March 2024 Futures	95.000	10/26/2024	153	153	(539)	(448)
Call - ICE California Carbon Allowance December 2023 Futures	25.000	12/15/2023	41	41	(105)	(4)

Total Written Options					$(784)	$(734)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Brent Crude December Futures	10/2023	42	$	3,872	$(43)	$0	$(38)
Brent Crude December Futures	10/2024	30		2,472	(53)	0	(14)
California Carbon Allowance December Futures	12/2023	463		16,997	3,432	65	0
California Carbon Allowance December Futures	12/2024	726		28,721	69	111	0
Euro-BTP December Futures	12/2023	332		38,516	(1,254)	509	(491)
Euro-Mill Wheat December Futures	12/2023	95		1,183	(121)	0	(28)
European Climate Exchange December Futures	12/2023	29		2,504	(138)	13	(32)
Hard Red Winter Wheat March Futures	03/2024	20		672	(116)	0	(21)
Iron Ore January Futures	01/2024	415		4,693	40	68	0
Natural Gas December Futures	11/2023	67		2,219	14	0	(19)

50	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Natural Gas November Futures	10/2023	322	$9,431	$(363)	$0	$(51)
U.S. Treasury 10-Year Note December Futures	12/2023	640	69,160	(75)	100	(41)
U.S. Treasury 10-Year Ultra December Futures	12/2023	105	11,714	(339)	24	0
Wheat March Futures	03/2024	533	15,284	(2,781)	0	(879)
WTI Crude December Futures	11/2025	77	5,648	(42)	0	(28)

				$(1,770)	$890	$(1,642)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Brent Crude December Futures	10/2025	77	$(6,028)	$54	$27	$0
Corn March Futures	03/2024	556	(13,671)	483	320	0
Euro-Bobl December Futures	12/2023	205	(25,087)	327	156	(184)
Euro-Bund December Futures	12/2023	546	(74,259)	9	11	(186)
Euro-Buxl 30-Year Bond December Futures	12/2023	476	(61,578)	3,860	1,439	(1,419)
Euro-Oat December Futures	12/2023	253	(32,954)	945	415	(425)
Euro-Schatz December Futures	12/2023	4,020	(446,223)	1,417	680	(871)
Gas Oil March Futures	03/2024	54	(4,690)	8	7	0
Gold 100 oz. December Futures	12/2023	542	(101,143)	6,416	677	0
New York Harbor March Futures	02/2024	26	(3,205)	67	22	0
Short Euro-BTP Italy Government Bond December Futures	12/2023	261	(28,739)	189	72	(94)
U.S. Treasury 2-Year Note December Futures	12/2023	336	(68,111)	150	0	(34)
U.S. Treasury 5-Year Note December Futures	12/2023	1,368	(144,132)	922	42	(171)
U.S. Treasury Long-Term Bond December Futures	12/2023	1,014	(115,374)	5,413	0	(285)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	241	(28,604)	1,576	45	(68)

				$21,836	$3,913	$(3,737)

Total Futures Contracts				$20,066	$4,803	$(5,379)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380%	Semi-Annual	06/18/2028	JPY	13,680	$(4)	$5	$1	$0	$0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		6,260,000	(72)	101	29	50	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	(147)	178	31	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		9,413,000	186	1,352	1,538	218	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		610,000	3	48	51	18	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$	413,200	442	3,881	4,323	0	(202)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		2,800	109	147	256	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		300	16	17	33	0	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		27,500	(4)	3,368	3,364	0	(38)
Receive(2)	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		14,700	(3)	1,797	1,794	0	(20)
Pay(2)	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		140,000	(1,083)	(11,458)	(12,541)	212	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		5,700	2	(2,223)	(2,221)	21	0
Pay(2)	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		3,000	1	(1,213)	(1,212)	11	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		62,300	1,291	10,270	11,561	0	(275)
Pay	6-Month EUR-EURIBOR	0.550	Annual	08/10/2024	EUR	1,400	(5)	(46)	(51)	0	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		3,000	(15)	(317)	(332)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		5,100	(28)	(545)	(573)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		4,200	(32)	(441)	(473)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		6,700	(24)	(637)	(661)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		3,000	(11)	(285)	(296)	0	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		48,200	0	(1,910)	(1,910)	0	(8)
Pay(2)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		222,310	(2,689)	(3,841)	(6,530)	0	(106)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,894	2,117	0	(10)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	2,170	2,172	0	(10)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,670	4,106	0	(19)
Receive(2)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		63,500	787	2,846	3,633	0	(201)
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	435	435	0	(37)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	361	366	0	(33)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	122	122	0	(13)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
											Asset	Liability
Receive	CPTFEMU	2.359%	Maturity	08/15/2030		EUR	9,900	$53	$450	$503	$0	$(34)
Pay	CPTFEMU	1.380	Maturity	03/15/2031			23,900	(174)	(5,153)	(5,327)	102	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032			10,200	52	483	535	0	(39)
Receive	CPTFEMU	2.570	Maturity	06/15/2032			12,000	0	475	475	0	(52)
Receive	CPTFEMU	2.720	Maturity	06/15/2032			8,100	(60)	257	197	0	(35)
Receive	CPTFEMU	2.470	Maturity	07/15/2032			5,300	0	262	262	0	(21)
Pay	CPTFEMU	2.488	Maturity	05/15/2037			6,550	8	(472)	(464)	25	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052			1,600	1	(194)	(193)	3	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052			2,300	(60)	(210)	(270)	5	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052			900	1	(106)	(105)	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052			950	0	(140)	(140)	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052			2,900	0	(168)	(168)	5	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053			7,600	6	(176)	(170)	7	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053			3,700	25	(86)	(61)	4	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053			5,300	7	0	7	4	(4)
Receive	CPURNSA	2.314	Maturity	02/26/2026	$		13,700	0	1,399	1,399	0	(30)
Receive	CPURNSA	2.419	Maturity	03/05/2026			15,300	0	1,484	1,484	0	(29)
Receive	CPURNSA	2.768	Maturity	05/13/2026			11,500	0	879	879	0	(15)
Receive	CPURNSA	2.813	Maturity	05/14/2026			5,500	0	408	408	0	(7)
Receive	CPURNSA	2.703	Maturity	05/25/2026			10,230	0	803	803	0	(13)
Receive	CPURNSA	2.690	Maturity	06/01/2026			600	0	47	47	0	(1)
Pay	CPURNSA	2.335	Maturity	02/05/2028			4,720	405	(846)	(441)	12	0
Pay	CPURNSA	2.352	Maturity	05/09/2028			1,820	167	(332)	(165)	4	0
Pay	CPURNSA	2.360	Maturity	05/09/2028			2,740	253	(499)	(246)	5	0
Pay	CPURNSA	2.364	Maturity	05/10/2028			5,590	519	(1,018)	(499)	11	0
Receive	CPURNSA	2.573	Maturity	08/26/2028			1,200	0	78	78	0	(2)
Pay	CPURNSA	2.165	Maturity	04/16/2029			7,000	455	(1,271)	(816)	17	0
Pay	CPURNSA	1.954	Maturity	06/03/2029			1,300	55	(230)	(175)	3	0
Pay	CPURNSA	1.280	Maturity	05/19/2030			4,500	(153)	(736)	(889)	9	0

Total Swap Agreements								$946	$5,134	$6,080	$754	$(1,256)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(3)		Total	Market Value	Variation Margin Liability(3)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$721	$5,434	$754	$6,909	$(734)	$(5,932)	$(1,256)	$(7,922)

(m)

Securities with an aggregate market value of $38,109 and cash of $3,546 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)	Future styled option variation margin asset of $124 is outstanding at period end.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)	Unsettled variation margin asset of $631 and liability of $(553) for closed futures is outstanding at period end.

(n)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	DKK	277,976		$40,681	$1,277	$0
	10/2023	EUR	1,200		1,267	0	(2)
	10/2023	PHP	65,017		1,147	0	(2)
	10/2023		$39,993	DKK	282,431	43	0
	11/2023	CLP	6,626		$8	0	0
	11/2023	DKK	281,991		39,993	0	(42)
	11/2023		$1,269	EUR	1,200	1	0
	12/2023	PHP	59		$1	0	0
	12/2023	TWD	31,968		1,009	12	0
	12/2023		$3,002	INR	249,851	0	(6)
	12/2023		2,360	KRW	3,134,628	0	(32)
	02/2024		4,852	CNY	34,292	0	(97)

52	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BPS	10/2023	DKK	302,821		$44,263	$1,337	$0
	10/2023	EUR	162		174	3	0
	10/2023	GBP	314		398	15	0
	10/2023	JPY	2,761,700		19,073	593	0
	10/2023		$193,213	EUR	182,292	0	(485)
	10/2023		5,291	THB	188,571	0	(105)
	10/2023		2,704	ZAR	51,404	25	(18)
	11/2023	EUR	180,269		$191,265	441	0
	11/2023		$1,360	TRY	38,554	0	(14)
	12/2023		4,140	KRW	5,491,123	0	(64)
	02/2024		8,615	CNY	61,155	0	(135)
	03/2024		371	IDR	5,713,415	0	(2)
	03/2024		3,758	TWD	118,404	0	(37)

BRC	10/2023	COP	3,086,959		$760	3	0
	10/2023		$758	COP	3,086,959	0	(4)
	11/2023	AUD	441		$281	0	(3)
	01/2024		$10,200	PLN	44,599	0	(36)

CBK	10/2023	BRL	5,968		$1,192	4	0
	10/2023		$1,229	BRL	5,968	0	(42)
	11/2023	BRL	5,983		$1,227	42	0
	11/2023	GBP	320		392	2	0
	11/2023	PEN	1,706		459	9	0
	11/2023		$1,019	CLP	874,125	0	(38)
	12/2023	KRW	1,649		$1	0	0
	12/2023		$13	MXN	217	0	0
	02/2024	CNY	6,963		$968	2	0
	02/2024		$1,339	CNY	9,648	0	(1)

DUB	10/2023		776	COP	3,086,959	0	(20)
	10/2023		5,672	CZK	130,268	0	(30)
	10/2023		14,967	JPY	2,225,340	0	(76)
	10/2023		3,003	THB	106,762	0	(66)
	10/2023		382	ZAR	6,958	0	(15)
	11/2023	JPY	2,214,787		$14,967	76	0
	11/2023		$2,843	RON	13,263	0	(27)
	12/2023		2,163	CLP	1,935,657	3	0
	12/2023		1,032	ILS	3,929	2	0
	12/2023		1,576	KRW	2,089,959	0	(25)

GLM	10/2023	MXN	107,687		$6,200	34	(6)
	10/2023		$1,683	MYR	7,854	0	(4)
	10/2023		392	ZAR	7,344	0	(5)
	11/2023		8,017	BRL	40,219	0	(50)
	11/2023		5,395	TRY	150,981	0	(145)
	12/2023		9,649	MXN	167,398	0	(159)
	03/2024	IDR	2,950,947		$192	1	0
	03/2024		$499	IDR	7,661,738	0	(5)

JPM	10/2023		42,172	DKK	298,277	110	0
	10/2023		12,153	MXN	213,380	65	0
	11/2023	DKK	297,814		$42,172	0	(110)
	11/2023		$4	MXN	67	0	0
	12/2023		4,044	INR	337,441	4	(2)
	12/2023		13,407	SGD	18,190	0	(53)
	12/2023		2,208	TWD	69,819	0	(31)
	03/2024	IDR	4,520,971		$293	1	0

MBC	10/2023	EUR	181,672		196,422	4,349	0
	10/2023	GBP	1,886		2,373	71	0
	10/2023	JPY	1,272,903		8,739	221	0
	10/2023		$1,272	EUR	1,200	0	(3)
	12/2023		1,522	ILS	5,798	3	0
	01/2024		3,349	HUF	1,228,718	0	(68)
	03/2024	IDR	5,506,611		$357	2	0

MYI	10/2023		$6,075	MYR	28,344	0	(16)
	12/2023		6,913	KRW	9,171,984	0	(104)
	12/2023		4,231	PHP	241,765	39	0
	12/2023		1,132	TWD	35,480	0	(26)
	02/2024		5,057	CNY	35,808	0	(92)
	03/2024		5,302	IDR	81,587,279	0	(43)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
NGF	10/2023		$54,777	JPY	8,142,543	$0	$(290)
	11/2023	JPY	8,103,980		$54,777	287	0
	03/2024		$3,207	TWD	100,800	0	(39)

SCX	12/2023	PHP	212		$4	0	0
	12/2023		$4,314	INR	359,397	0	(5)
	12/2023		1,186	TWD	37,345	0	(22)
	02/2024		12	CNY	85	0	0
	03/2024		326	IDR	4,999,957	0	(4)
	03/2024		2,036	TWD	64,278	0	(16)

SSB	10/2023	BRL	5,969		$1,228	40	0

TOR	10/2023	JPY	6,833,607		46,816	1,088	0
	10/2023		$2,672	GBP	2,200	12	0
	10/2023		9,086	JPY	1,354,682	0	(21)
	11/2023	GBP	2,200		$2,673	0	(12)
	11/2023	JPY	1,412,705		9,520	22	0
	12/2023		$2,588	INR	216,089	3	0

UAG	10/2023	AUD	441		$284	1	0
	10/2023	EUR	458		482	0	(3)
	10/2023	JPY	918,998		6,328	179	0
	10/2023		$5	CZK	123	0	0
	11/2023		482	EUR	458	2	0
	12/2023		1,651	KRW	2,187,278	0	(27)

Total Forward Foreign Currency Contracts						$10,424	$(2,785)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.237%	11/17/2023	11,000	$683	$3,797

NGF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.285	11/13/2023	22,600	1,419	7,627

Total Purchased Options							$2,102	$11,424

WRITTEN OPTIONS:

INFLATION-CAPPED OPTIONS

Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(85)	$(93)

JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	700	(5)	0

						$(90)	$(93)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.611%	10/27/2023	20,000	$(109)	$(128)

CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	40,300	(487)	(424)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	40,300	(487)	(536)

DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.340	11/17/2023	54,000	(680)	(5,405)

FAR	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.606	10/27/2023	179,600	(961)	(1,166)

GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.645	10/27/2023	8,300	(45)	(49)
	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.900	08/29/2025	25,300	(329)	(230)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	08/29/2025	25,300	(329)	(327)

GST	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.800	09/01/2025	54,700	(689)	(454)
	Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.800	09/01/2025	54,700	(689)	(765)

NGF	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.300	11/13/2023	110,100	(1,453)	(11,246)

							$(6,258)	$(20,730)

Total Written Options							$(6,348)	$(20,823)

54	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$	3,200	$(95)	$72	$0	$(23)
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057		2,600	(121)	119	0	(2)
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058		2,285	(141)	132	0	(9)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		13,300	(440)	347	0	(93)

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059		5,200	(151)	114	0	(37)

							$(948)	$784	$0	$(164)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$	1,900	$0	$(285)	$0	$(285)
	Receive	CPURNSA	1.805	Maturity	09/20/2026		900	0	(133)	0	(133)

								$0	$(418)	$0	$(418)

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
CBK	Receive	DWRTFT Index	5,651	5.715% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	$61,006	$0	$(173)	$0	$(173)

CIB	Receive	PIMCODB Index(7)	492,506	0.000%	Monthly	02/15/2024	102,618	0	(2,642)	0	(2,642)

JPM	Receive	BCOMTR Index	7,257	5.465% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	1,763	0	(44)	0	(44)
	Receive	JMABNIC5 Index(8)	458,488	0.000%	Monthly	02/15/2024	87,877	0	(2,892)	0	(2,892)
	Receive	DWRTFT Index	160	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/03/2024	1,727	0	(5)	0	(5)

MAC	Receive	PIMCODB Index(9)	820,325	0.000%	Monthly	02/15/2024	164,605	0	(4,314)	0	(4,314)

MYI	Receive	DWRTFT Index	1,650	5.525% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	19,156	0	(1,423)	0	(1,423)
	Receive	DWRTFT Index	392	5.530% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	4,232	0	(19)	0	(19)
	Receive	DWRTFT Index	88	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/06/2024	950	0	(4)	0	(4)

								$0	$(11,516)	$0	$(11,516)

Total Swap Agreements								$(948)	$(11,150)	$0	$(12,098)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$1,333	$0	$0	$1,333	$(181)	$0	$0	$(181)	$1,152	$(1,120)	$32
BPS	2,414	0	0	2,414	(860)	(128)	0	(988)	1,426	(1,390)	36
BRC	3	0	0	3	(43)	0	0	(43)	(40)	0	(40)
CBK	59	0	0	59	(81)	(960)	(173)	(1,214)	(1,155)	3,837	2,682
CIB	0	0	0	0	0	0	(2,642)	(2,642)	(2,642)	1,875	(767)
DUB	81	3,797	0	3,878	(259)	(5,405)	0	(5,664)	(1,786)	2,138	352
FAR	0	0	0	0	0	(1,166)	0	(1,166)	(1,166)	1,407	241
GLM	35	0	0	35	(374)	(699)	0	(1,073)	(1,038)	1,067	29
GST	0	0	0	0	0	(1,219)	(34)	(1,253)	(1,253)	1,363	110
JPM	180	0	0	180	(196)	0	(2,941)	(3,137)	(2,957)	2,362	(595)
MAC	0	0	0	0	0	0	(4,314)	(4,314)	(4,314)	2,820	(1,494)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
MBC	$4,646	$0	$0	$4,646	$(71)	$0	$0	$(71)	$4,575	$(4,870)	$(295)
MYC	0	0	0	0	0	0	(511)	(511)	(511)	559	48
MYI	39	0	0	39	(281)	0	(1,446)	(1,727)	(1,688)	2,324	636
NGF	287	7,627	0	7,914	(329)	(11,246)	0	(11,575)	(3,661)	4,047	386
SCX	0	0	0	0	(47)	0	0	(47)	(47)	97	50
SSB	40	0	0	40	0	0	0	0	40	(10)	30
TOR	1,125	0	0	1,125	(33)	0	0	(33)	1,092	(860)	232
UAG	182	0	0	182	(30)	0	(37)	(67)	115	0	115

Total Over the Counter	$10,424	$11,424	$0	$21,848	$(2,785)	$(20,823)	$(12,098)	$(35,706)

(o)

Securities with an aggregate market value of $23,896 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(7)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude March 2024 Futures	13.9%	$14,315
Cocoa March 2024 Futures	2.9	2,996
Cotton No. 02 March 2024 Futures	4.1	4,146
Gas Oil January 2024 Futures	6.0	6,126
Lean Hogs February 2024 Futures	0.9	883
New York Harbor ULSD January 2024 Futures	7.0	7,163
RBOB Gasoline January 2024 Futures	8.6	8,876
Soybean Oil January 2024 Futures	0.5	564
Soybeans January 2024 Futures	3.7	3,848
Sugar No. 11 March 2024 Futures	3.9	3,951
WTI Crude January 2024 Futures	14.3	14,654
Zinc November 2023 Futures	5.6	5,747

Total Long Futures Contracts		$73,269

Cash	28.6%	$29,349

Total Notional Amount		$102,618

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(8)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude February 2024 Futures	20.5%	$18,031
Cotton No. 02 December 2023 Futures	1.8	1,598
Gas Oil January 2024 Futures	3.2	2,825
Gold 100 oz. December 2023 Futures	17.8	15,621
Live Cattle October 2023 Futures	6.4	5,599
LME — Copper October 2023 Futures	7.0	6,185
New York Harbor ULSD January 2024 Futures	4.2	3,642
Nickel October 2023 Futures	3.5	3,051
RBOB Gasoline January 2024 Futures	4.4	3,899
Silver December 2023 Futures	5.4	4,750

56	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Soybean Meal December 2023 Futures	9.6%	$8,467
Soybeans November 2023 Futures	12.3	10,838
Sugar No. 11 October 2023 Futures	3.9	3,379

Total Long Futures Contracts		$87,885

Cash	0.0%	$(8)

Total Notional Amount		$87,877

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

(9)	The following table represents the individual positions within the total return swap as of September 30, 2023:

Referenced Commodity — Long Futures Contracts	% of Index	Notional Amount*
Brent Crude May 2024 Futures	13.9%	$22,925
Cocoa March 2024 Futures	3.0	4,914
Cotton No. 02 March 2024 Futures	4.0	6,599
Gas Oil February 2024 Futures	5.9	9,651
Lean Hogs February 2024 Futures	0.8	1,394
New York Harbor ULSD February 2024 Futures	7.0	11,443
RBOB Gasoline February 2024 Futures	8.6	14,172
Soybean Oil March 2024 Futures	0.5	904
Soybeans March 2024 Futures	3.7	6,082
Sugar No. 11 March 2024 Futures	3.8	6,270
WTI Crude February 2024 Futures	14.3	23,506
Zinc November 2023 Futures	5.7	9,351

Total Long Futures Contracts		$117,211

Cash	28.8%	$47,394

Total Notional Amount		$164,605

*	The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Consolidated Statement of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Purchased Options	$721	$0	$0	$0	$0	$721
Futures	1,310	0	0	0	4,124	5,434
Swap Agreements	0	0	0	0	754	754

	$2,031	$0	$0	$0	$4,878	$6,909

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,424	$0	$10,424
Swap Agreements	0	0	0	0	11,424	11,424

	$0	$0	$0	$10,424	$11,424	$21,848

	$2,031	$0	$0	$10,424	$16,302	$28,757

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$734	$0	$0	$0	$0	$734
Futures	1,121	0	65	0	4,746	5,932
Swap Agreements	0	0	0	0	1,256	1,256

	$1,855	$0	$65	$0	$6,002	$7,922

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,785	$0	$2,785
Written Options	0	0	0	0	20,823	20,823
Swap Agreements	9,892	164	1,624	0	418	12,098

	$9,892	$164	$1,624	$2,785	$21,241	$35,706

	$11,747	$164	$1,689	$2,785	$27,243	$43,628

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Consolidated Schedule of Investments	PIMCO Inflation Response Multi-Asset Fund	(Cont.)	September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Consolidated Statement of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$468	$0	$0	$0	$324	$792
Futures	6,784	0	669	0	3,889	11,342
Swap Agreements	0	0	0	0	(9,945)	(9,945)

	$7,252	$0	$669	$0	$(5,732)	$2,189

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,554	$0	$1,554
Purchased Options	0	0	0	0	(2,549)	(2,549)
Written Options	337	0	0	0	4,766	5,103
Swap Agreements	44,401	67	(4,795)	0	0	39,673

	$44,738	$67	$(4,795)	$1,554	$2,217	$43,781

	$51,990	$67	$(4,126)	$1,554	$(3,515)	$45,970

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Purchased Options	$82	$0	$0	$0	$0	$82
Written Options	(82)	0	0	0	(81)	(163)
Futures	10,695	0	0	0	42,061	52,756
Swap Agreements	0	0	0	0	13,317	13,317

	$10,695	$0	$0	$0	$55,297	$65,992

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13,480	$0	$13,480
Purchased Options	0	0	0	0	7,903	7,904
Written Options	0	0	0	0	(10,690)	(10,690)
Swap Agreements	(25,054)	54	(1,208)	0	0	(26,208)

	$(25,054)	$54	$(1,208)	$13,480	$(2,787)	$(15,515)

	$(14,359)	$54	$(1,208)	$13,480	$52,510	$50,477

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$85,959	$0	$85,959
Industrials	0	286	0	286
Utilities	0	417	0	417
U.S. Government Agencies	0	248,798	0	248,798
U.S. Treasury Obligations	0	1,104,184	0	1,104,184
Non-Agency Mortgage-Backed Securities	0	18,975	424	19,399
Asset-Backed Securities	0	224,394	0	224,394
Sovereign Issues	0	223,698	0	223,698
Common Stocks
Communication Services	626	0	0	626
Consumer Discretionary	1,254	0	0	1,254
Consumer Staples	304	0	0	304
Financials	214	0	0	214
Health Care	1,707	0	0	1,707
Information Technology	694	0	0	694
Real Estate	818	0	0	818
Utilities	267	0	0	267
Preferred Securities
Banking & Finance	0	1,024	0	1,024
Real Estate Investment Trusts
Real Estate	83,339	0	0	83,339
Commodities	0	249,151	0	249,151
Short-Term Instruments
Commercial Paper	0	51,828	0	51,828
Repurchase Agreements	0	169,883	0	169,883
Argentina Treasury Bills	0	82	0	82
U.S. Treasury Bills	0	5,053	0	5,053

	$89,223	$2,383,732	$424	$2,473,379

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Mutual Funds	$104,565	$0	$0	$104,565
Short-Term Instruments
Central Funds Used for Cash Management Purposes	15,168	0	0	15,168

	$119,733	$0	$0	$119,733

Total Investments	$208,956	$2,383,732	$424	$2,593,112

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,313	965	0	6,278
Over the counter	0	21,848	0	21,848

	$5,313	$22,813	$0	$28,126

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5,514)	(1,855)	0	(7,369)
Over the counter	0	(35,706)	0	(35,706)

	$(5,514)	$(37,561)	$0	$(43,075)

Total Financial Derivative Instruments	$(201)	$(14,748)	$0	$(14,949)

Totals	$208,755	$2,368,984	$424	$2,578,163

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

58	PIMCO REAL RETURN STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds. The PIMCO Inflation Response Multi-Asset Fund (“IRMA Fund”) may invest in Institutional Class or Class M shares of any funds of the Trust and PIMCO Equity Series, an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds (collectively, “Acquired Funds”).

PIMCO Inflation Response Multi-Asset Fund has established a Cayman Islands exempted company, the “Subsidiary”, which is wholly-owned and controlled by the Fund. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Subsidiary.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation  The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest directly or indirectly through investments in Underlying PIMCO Funds or Acquired Funds, as applicable, in foreign currency-denominated securities and may engage in foreign currency

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Notes to Financial Statements	(Cont.)

transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(c) Multi-Class Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders  The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Long-Term Real Return Fund	Daily	Monthly

PIMCO RealEstateRealReturn Strategy Fund	Quarterly	Quarterly

PIMCO Inflation Response Multi-Asset Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting.

As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where a Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates  In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden

60	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2023	(Unaudited)

associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Notes to Financial Statements	(Cont.)

that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

62	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2023	(Unaudited)

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market

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Notes to Financial Statements	(Cont.)

movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Physical commodities are valued using spot prices from established commodity exchanges as published by a third party Pricing Sources as of the reporting date. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The IRMA Fund may invest substantially all or a significant portion of its assets in Institutional Class or Class M shares of any Underlying PIMCO Funds and may also invest in other Acquired Funds. The Underlying PIMCO Funds are considered to be affiliated with the IRMA Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each Acquired Fund’s shareholder report is also available at the SEC’s website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the transactions in and earnings from investments in these Underlying PIMCO Funds or Acquired Funds for the period ended September 30, 2023 (amounts in thousands†):

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Currency and Short-Term Investments Fund	$104,608	$3,962	$0	$0	$(4,005)	$104,565	$3,900	$0

PIMCO Short-Term Floating NAV Portfolio III	5,221	99,044	(89,100)	6	(3)	15,168	43	0

Totals	$109,829	$103,006	$(89,100)	$6	$(4,008)	$119,733	$3,943	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

64	PIMCO REAL RETURN STRATEGY FUNDS

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(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Long-Term Real Return Fund	$12,725	$241,928	$(223,100)	$(11)	$(5)	$31,537	$329	$0

PIMCO RealEstateRealReturn Strategy Fund	8,533	148,473	(154,700)	(1)	(2)	2,303	73	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the

Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate

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Notes to Financial Statements	(Cont.)

markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations  (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Perpetual Bonds  are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date).

Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Real Estate Investment Trusts  (“REITs”) are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. Distributions received from REITs may be characterized as income, capital gain or a return of capital. A return of capital is recorded by a Fund as a reduction to the cost basis of its investment in the REIT. REITs are subject to management fees and other expenses, and so the Funds that invest in REITs will bear their proportionate share of the costs of the REITs’ operations.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises  are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each

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representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions  are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

(c) The PIMCO Inflation Response Multi-Asset Fund may acquire and hold physical commodities. Physical commodities are pursuant to warehouse receipts providing proof of ownership of such commodities. Warehouse receipts may be negotiable or non-negotiable. Negotiable warehouse receipts allow transfer of ownership of that commodity without having to deliver the physical commodity.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements  Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements  In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks  A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially

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Notes to Financial Statements	(Cont.)

the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Interfund Lending  In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds (and where applicable, certain Acquired Funds and Underlying PIMCO Funds) may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts  may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts  are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the

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possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts  may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Commodity Options  are options on commodity futures contracts (“Commodity Option”). The underlying instrument for the Commodity Option is not the commodity itself, but rather a futures contract for that commodity. The exercise of a Commodity Option will not include physical delivery of the underlying commodity but will result in a cash transfer for the amount of the difference between the current market value of the underlying futures contract and the strike price. For an option that is in-the-money, a Fund will normally offset its position rather than exercise the option to retain any remaining time value.

Inflation-Capped Options  may be written or purchased to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

Interest Rate Swaptions  may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

(d) Swap Agreements  are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing

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Notes to Financial Statements	(Cont.)

organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements  on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying

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securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

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Notes to Financial Statements	(Cont.)

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Allocation	—	—	X

Acquired Fund	—	—	X

Interest Rate	X	X	X

Call	X	X	X

Credit	X	X	X

High Yield	X	X	—

High Yield and Distressed Company	—	—	X

Market	X	X	X

Issuer	X	X	X

Liquidity	X	X	X

Derivatives	X	X	X

Commodity	X	—	X

Equity	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X

Foreign (Non-U.S.) Investment	X	X	X

Real Estate	—	X	X

Emerging Markets	X	X	X

Sovereign Debt	X	X	X

Currency	X	X	X

Leveraging	X	X	X

Model	—	—	X

Management	X	X	X

Inflation-Indexed Security	X	X	X

Short Exposure	X	X	X

Tax	—	—	X

Risks	PIMCO Long-Term Real Return Fund	PIMCO RealEstateRealReturn Strategy Fund	PIMCO Inflation Response Multi-Asset Fund

Subsidiary	—	—	X

Value Investing	—	—	X

Arbitrage	—	—	X

Convertible Securities	—	—	X

Small-Cap and Mid-Cap Company	—	—	X

Gold-Related	—	—	X

Exchange-Traded Fund	—	—	X

LIBOR Transition	X	X	X

Allocation Risk  is the risk that a Fund could lose money as a result of less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Acquired Fund Risk  is the risk that a Fund’s performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of a Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield

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securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

High Yield and Distressed Company Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Model Risk  is the risk that a Fund’s investment models used in making investment allocation decisions may not adequately take into account certain factors, or may contain design flaws or faulty assumptions, and may rely on incomplete or inaccurate data inputs, any of which may result in a decline in the value of an investment in a Fund.

Commodity Risk  is the risk that investing in commodity-linked derivative instruments and commodities, either directly or through the Subsidiary, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity- linked derivative instruments or commodities may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. Investments in commodities can also present risks associated with transportation and delivery, custody, storage and maintenance, illiquidity, and the unavailability of accurate market valuations of the commodity.

Equity Risk  is the risk that the value of equity or equity-related securities may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

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Notes to Financial Statements	(Cont.)

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Real Estate Risk  is the risk that a Fund’s investments in Real Estate Investment Trusts (“REITs”) or real estate-linked derivative instruments will subject a Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. A Fund’s investments in REITs or real estate-linked derivative instruments subject it to management and tax risks. In addition, privately traded REITs subject a Fund to liquidity and valuation risk.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO, including the use of quantitative models or methods, will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Inflation-Indexed Security Risk  is the risk that inflation-indexed debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the value of an inflation-indexed security, including TIPS, tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation- indexed securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed debt security will be considered taxable ordinary income, even though a Fund will not receive the principal until maturity.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Tax Risk  is the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code, or otherwise affect the character, timing and/or amount of a Fund’s taxable income or gains and distributions.

Subsidiary Risk  is the risk that, by investing in a Fund’s subsidiary, the Fund is indirectly exposed to the risks associated with the subsidiary’s investments. Fund subsidiaries are not registered under the 1940 Act and may not be subject to all the investor protections of the 1940 Act. There is no guarantee that the investment objective of a subsidiary will be achieved.

Value Investing Risk  is the risk that a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that the portfolio manager believes will cause the stock price to increase do not occur.

Arbitrage Risk  is the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected.

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Convertible Securities Risk  is the risk that arises because convertible securities share both fixed income and equity characteristics. Convertible securities are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk.

Small-Cap and Mid-Cap Company Risk  is the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources.

Gold-Related Risk  is the risk that investments tied to the price of gold may fluctuate substantially over short periods of time or be more volatile than other types of investments due to changes in inflation or inflation expectations or other economic, financial and political factors in the U.S. and foreign (non-U.S.) countries.

Exchange-Traded Fund Risk  is the risk that an exchange-traded fund may not track the performance of the index it is designed to track, among other reasons, because of exchange rules, market prices of shares of an exchange-traded fund may fluctuate rapidly and materially, or shares of an exchange-traded fund may trade significantly above or below net asset value, any of which may cause losses to a Fund invested in the exchange-traded fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by the Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on the Fund or on certain instruments in which the Fund invests, which can be difficult to ascertainand could result in losses to the Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war,

terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

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Notes to Financial Statements	(Cont.)

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. A Fund and its shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining.

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The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Administrative Class		Class A	Class C
PIMCO Long-Term Real Return Fund	0.25%	0.25%	0.35%	N/A		0.25%	*	N/A	N/A
PIMCO RealEstateRealReturn Strategy Fund	0.49%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.40%	0.40%
PIMCO Inflation Response Multi-Asset Fund	0.44%	0.25%	0.35%	0.45%	(1)	0.25%	*	0.45%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC but was not operational during the period ended September 30, 2023.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares, and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	77

Notes to Financial Statements	(Cont.)

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

All Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

All Funds	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO RealEstateRealReturn Strategy Fund and PIMCO Inflation Response Multi Asset Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

78	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2023	(Unaudited)

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO RealEstateRealReturn Strategy Fund	$1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Acquired Fund Fees and Expenses  The Underlying PIMCO Fund expenses for the IRMA Fund are based upon an allocation of the IRMA Fund’s assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class and Class M shares of these Underlying PIMCO Funds. Underlying PIMCO Fund expenses for the Fund will vary with changes in the expenses of the Underlying PIMCO Funds, as well as the allocation of the IRMA Fund’s assets.

PIMCO has contractually agreed, through July 31, 2024, to waive, first, the Investment Advisory Fee and, second, the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the expenses attributable to the management fees of Underlying PIMCO Funds indirectly incurred by the IRMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the IRMA Fund’s management fees are greater than or equal to the management fees of the Underlying PIMCO Funds. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $446,002.

PIMCO Cayman Commodity Fund VII, Ltd. (the “Commodity Subsidiary”), has entered into a separate contract with PIMCO for the management of the Commodity Subsidiary’s portfolio pursuant to which the Commodity Subsidiary pays PIMCO a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the IRMA Fund’s Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the IRMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the Commodity Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Commodity Subsidiary is in place. The waiver is reflected on the Consolidated Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the amount was $1,520,008. See Note 14, Basis for Consolidation in the Notes to Financial Statements for more information regarding the Commodity Subsidiary.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Long-Term Real Return Fund	$516,788	$625,901	$7,073	$14,572

PIMCO RealEstateRealReturn Strategy Fund	660,484	862,092	68,299	163,380

PIMCO Inflation Response Multi-Asset Fund	2,382,642	2,282,599	31,276	97,201

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	79

Notes to Financial Statements	(Cont.)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Long-Term Real Return Fund				PIMCO RealEstateRealReturn Strategy Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares~	Amount	Shares	Amount	Shares*	Amount
Receipts for shares sold

Institutional Class	3,473	$45,405	48,372	$663,806	1,861	$43,362	14,403	$387,188

I-2	160	2,085	381	6,195	240	5,259	1,788	45,899

I-3	N/A	N/A	N/A	N/A	4	99	60	1,746

Class A	N/A	N/A	N/A	N/A	128	2,392	762	16,550

Class C	N/A	N/A	N/A	N/A	21	281	94	1,450
Issued as reinvestment of distributions

Institutional Class	1,418	18,667	3,086	45,830	0	0	3,425	85,209

I-2	25	330	107	1,668	0	0	243	5,885

I-3	N/A	N/A	N/A	N/A	0	0	22	545

Class A	N/A	N/A	N/A	N/A	0	0	1,001	20,184

Class C	N/A	N/A	N/A	N/A	0	0	165	2,382
Cost of shares redeemed

Institutional Class	(13,700)	(178,788)	(21,052)	(329,996)	(6,074)	(139,085)	(24,378)	(619,490)

I-2	(157)	(2,035)	(574)	(8,638)	(1,274)	(27,011)	(2,185)	(54,183)

I-3	N/A	N/A	N/A	N/A	(74)	(1,632)	(246)	(6,964)

Class A	N/A	N/A	N/A	N/A	(889)	(16,478)	(1,783)	(38,394)

Class C	N/A	N/A	N/A	N/A	(241)	(3,109)	(521)	(8,204)
Net increase (decrease) resulting from Fund share transactions	(8,781)	$(114,336)	30,320	$378,865	(6,298)	$(135,922)	(7,150)	$(160,197)

	PIMCO Inflation Response Multi-Asset Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	11,215	$85,901	97,273	$827,549

I-2	2,281	17,501	37,065	317,908

I-3	382	2,958	53	403

Class A	1,086	8,131	10,148	87,150
Issued as reinvestment of distributions

Institutional Class	0	0	28,995	231,328

I-2	0	0	3,228	26,037

I-3	0	0	N/A	2

Class A	0	0	1,349	10,650
Cost of shares redeemed

Institutional Class	(37,037)	(284,008)	(136,619)	(1,110,565)

I-2	(12,769)	(98,040)	(48,410)	(386,894)

I-3	(140)	(1,061)	(1)	(9)

Class A	(2,924)	(21,991)	(12,802)	(100,362)
Net increase (decrease) resulting from Fund share transactions	(37,906)	$(290,609)	(19,721)	$(96,803)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
*	A one for four reverse share split, effective March 24, 2023, has been retroactively applied.

80	PIMCO REAL RETURN STRATEGY FUNDS

September 30, 2023	(Unaudited)

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2023. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Long-Term Real Return Fund	0	2	0%	46%

PIMCO RealEstateRealReturn Strategy Fund	0	2	0%	42%

14. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on August 1, 2011, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Inflation Response Multi-Asset Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 26.0% of the Fund’s consolidated net assets.

15. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Fund, is not qualifying income under Subchapter M of the Code. As such, the Funds’ ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

Each Fund will continue to seek to gain exposure to the commodity markets primarily through investments in its Subsidiary and perhaps through commodity-linked notes. The Subsidiary will be treated as a controlled foreign corporation. As a result, a Fund with the Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of its Subsidiary’s “subpart F income,” whether or not

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	81

Notes to Financial Statements	(Cont.)	September 30, 2023	(Unaudited)

such income is distributed by the Subsidiary. It is expected that all of the Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Funds’ recognition of its Subsidiary’s “subpart F income” will increase the Funds’ tax basis in its Subsidiary. Distributions by the Subsidiary to a Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Funds’ tax basis in its Subsidiary. “Subpart F income” is generally treated by a Fund as ordinary income, regardless of the character of the Subsidiary’s underlying income or gains.

If a net loss is realized by Subsidiary, such loss is not generally available to offset the income earned by such Subsidiary’s parent Fund, and such loss cannot be carried forward to offset taxable income of the parent Fund or the Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to a Fund or if the Funds’ income from in the subsidiary is derived with respect to the Funds’ business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of a Fund’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of a Fund’s commodity-linked investments, there would likely be a significant adverse impact on the Fund, including the possibility of failing to qualify as a regulated investment company. If the Fund did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Fund level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of a Fund’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Long-Term Real Return Fund*	$55,502	$49,912

PIMCO RealEstateRealReturn Strategy Fund	48,480	15,867

PIMCO Inflation Response Multi-Asset Fund	36,956	17,027

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Long-Term Real Return Fund	$844,974	$14,539	$(116,540)	$(102,001)

PIMCO RealEstateRealReturn Strategy Fund	1,117,041	66,483	(117,016)	(50,533)

PIMCO Inflation Response Multi-Asset Fund	2,859,233	120,138	(373,984)	(253,846)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

82	PIMCO REAL RETURN STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc

BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MEI	Merrill Lynch International

BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

BPG	BNP Paribas Securities Corp.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC

BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.

BRC	Barclays Bank PLC	GRE	NatWest Markets Securities, Inc.	RBC	Royal Bank of Canada

BSH	Banco Santander S.A. - New York Branch	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TOR	The Toronto-Dominion Bank

CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	UAG	UBS AG Stamford

Currency Abbreviations:

ARS	Argentine Peso	GBP	British Pound	PEN	Peruvian New Sol

AUD	Australian Dollar	HKD	Hong Kong Dollar	PHP	Philippine Peso

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	TRY	Turkish New Lira

COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar

CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand

EUR	Euro	NZD	New Zealand Dollar

Exchange Abbreviations:

OTC	Over the Counter

Index/Spread Abbreviations:

BCOMTR	Bloomberg Commodity Index Total Return	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	PIMCODB	PIMCO Custom Commodity Basket

BRENT	Brent Crude	DWRTFT	Dow Jones Wilshire REIT Total Return Index	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index

CDX.HY	Credit Derivatives Index - High Yield	EUR003M	3 Month EUR Swap Rate	RALVEIIT	RA International Low Volatility Equity Income Total Return Index

CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	SOFR	Secured Overnight Financing Rate

CPTFEMU	Eurozone HICP ex-Tobacco Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	SOFRINDX	Secured Overnight Financing Rate Index

CIBO03M	Denmark Interbank 3-month Offered Rate	NDUEEGF	iShares MSCI Emerging Markets ETF	TSFR3M	Term SOFR 3-Month

CITF03M	Denmark 3-month Interest Rate Swap Offered rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ADR	American Depositary Receipt	DAC	Designated Activity Company	oz.	Ounce

ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	WTI	West Texas Intermediate

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	83

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed

84	PIMCO REAL RETURN STRATEGY FUNDS

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relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

86	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and,

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and

State Street. The Board noted that while PIMCO has the authority to

88	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

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Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Long-Term Real Return Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0917	$0.0000	$0.0000	$0.0917

May 2023	$0.0625	$0.0000	$0.0000	$0.0625

June 2023	$0.0987	$0.0000	$0.0000	$0.0987

July 2023	$0.0452	$0.0000	$0.0000	$0.0452

August 2023	$0.0606	$0.0000	$0.0000	$0.0606

September 2023	$0.0401	$0.0000	$0.0000	$0.0401

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0907	$0.0000	$0.0000	$0.0907

May 2023	$0.0614	$0.0000	$0.0000	$0.0614

June 2023	$0.0976	$0.0000	$0.0000	$0.0976

July 2023	$0.0441	$0.0000	$0.0000	$0.0441

August 2023	$0.0596	$0.0000	$0.0000	$0.0596

September 2023	$0.0391	$0.0000	$0.0000	$0.0391

PIMCO RealEstateRealReturn Strategy Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

90	PIMCO REAL RETURN STRATEGY FUNDS

(Unaudited)

PIMCO Inflation Response Multi-Asset Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

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General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4006SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Short Duration Strategy Funds

PIMCO Government Money Market Fund

PIMCO Low Duration Fund II

PIMCO Low Duration ESG Fund

PIMCO Short Asset Investment Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO SHORT DURATION STRATEGY FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO Government Money Market Fund, PIMCO Low Duration Fund II, PIMCO Low Duration ESG Fund and PIMCO Short Asset Investment Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets.”

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

The PIMCO Government Money Market Fund operates as a “government money market fund” as defined in Rule 2a-7 under the

Investment Company Act of 1940 (the “Act”). Government money market funds are permitted to transact fund shares at a NAV calculated using the amortized cost valuation method.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. (These charges do not apply to the PIMCO Government Money Market Fund or the PIMCO Short Asset Investment Fund.) The Cumulative Returns chart reflects only Institutional Class performance. Performance for Class M, I-2, I-3, Administrative Class, Class A and Class C shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, Class M, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared

4	PIMCO SHORT DURATION STRATEGY FUNDS

to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	Class M	I-2	I-3	Administrative Class	Class A	Class C	Diversification Status
PIMCO Government Money Market Fund	01/27/09	05/13/16	01/27/09	05/14/09	—	05/13/16	05/14/09	05/14/09	Diversified
PIMCO Low Duration Fund II	10/31/91	10/31/91	—	—	—	02/02/98	—	—	Diversified
PIMCO Low Duration ESG Fund	12/31/96	12/31/96	—	11/19/10	—	—	—	—	Diversified
PIMCO Short Asset Investment Fund	05/31/12	05/31/12	12/21/15	05/31/12	04/27/18	05/31/12	05/31/12	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds, other than the PIMCO Government Money Market Fund, file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’, other than the PIMCO Government Money Market Fund, complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO. The PIMCO Government Money Market Fund files its complete schedule of portfolio holdings on a monthly basis with the SEC on Form N-MFP. The PIMCO Government Money Market Fund’s complete schedule of portfolio holdings as of the end of each month will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In August 2023, the SEC adopted reforms to the money market fund regulatory framework. In connection with these regulatory changes, the SEC removed the ability of a money market fund to temporarily suspend redemptions (i.e., impose a “redemption gate”), except under extraordinary circumstances as part of a liquidation. Additionally, the Securities and Exchange Commission removed provisions in the rules governing money market funds that tied a money market fund’s ability to impose liquidity fees to its level of weekly liquid assets. A government money market fund, such as PIMCO Government Money Market Fund, will continue to have the ability to impose a liquidity fee after providing appropriate notice to shareholders. Although the Board of Trustees has not elected to subject the PIMCO Government Money Market Fund to a “liquidity fee”, it reserves the right to do so in the future after providing at least sixty days’ prior notice to shareholders.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Government Money Market Fund

Institutional Class - PGYXX	Administrative Class - PGOXX
Class M - PGFXX	Class A - AMAXX
I-2 - PGPXX	Class C - AMGXX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Class M commenced operations.

Allocation Breakdown as of September 30, 2023†§

Repurchase Agreements	97.2%

Short-Term Notes	2.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Institutional Class	2.54%	4.55%	1.62%	1.05%	0.74%
PIMCO Government Money Market Fund Class M	2.54%	4.55%	1.62%	1.05%	0.74%
PIMCO Government Money Market Fund I-2	2.49%	4.45%	1.56%	0.99%	0.70%
PIMCO Government Money Market Fund Administrative Class	2.54%	4.55%	1.62%	1.05%	0.74%
PIMCO Government Money Market Fund Class A	2.46%	4.39%	1.53%	0.96%	0.68%
PIMCO Government Money Market Fund Class C	2.46%	4.39%	1.53%	0.96%	0.68%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	0.79%♦
Lipper Institutional U.S. Government Money Markets Funds Average	2.44%	4.33%	1.49%	0.90%	0.64%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

♦ Average annual total return since 01/31/2009.

Money market funds are not insured or guaranteed by FDIC or any other government agency and although such funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the portfolio than the total return quotation. Yields are computed by SEC-prescribed calculations and are subject to change.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Class M shares. The prior Class M performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.19% for Institutional Class shares, 0.19% for Class M shares, 0.29% for I-2 shares, 0.19% for Administrative Class shares, 0.34% for Class A shares, and 0.34% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash. The Fund may only invest in U.S. dollar-denominated securities that mature in 397 days or fewer from the date of purchase. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to duration in the United States contributed to relative performance, as interest rates rose.

»	There were no material detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO Low Duration Fund II

Institutional Class - PLDTX	Administrative Class - PDFAX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	45.0%

U.S. Government Agencies	20.5%

U.S. Treasury Obligations	12.9%

Non-Agency Mortgage-Backed Securities	9.5%

Asset-Backed Securities	6.8%

Corporate Bonds & Notes	5.2%

Municipal Bonds & Notes	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	0.23%	2.61%	0.67%	0.90%	3.65%
PIMCO Low Duration Fund II Administrative Class	0.11%	2.36%	0.42%	0.65%	3.39%
ICE BofAML 1-3 Year U.S. Treasury Index	0.17%	2.47%	1.06%	0.81%	3.26%
Lipper Short Investment Grade Debt Funds Average	1.08%	3.98%	1.35%	1.27%	3.49%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.51% for Institutional Class shares, and 0.76% for Administrative Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of this Fund normally varies from one to three years based on PIMCO’s market forecasts. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s Investors Service, Inc., or equivalently rated by Standard & Poor’s Ratings Services or Fitch, Inc., or, if unrated, determined by PIMCO to be of comparable quality. In the event that ratings services assign different ratings to the same security, PIMCO will use the highest rating as the credit rating for that security. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within commercial mortgage-backed securities (“CMBS”) contributed relative performance, as short-term CMBS had positive return.

»	Overweight exposure to non-agency mortgaged-backed securities contributed to relative performance, as spreads tightened.

»	Overweight exposure to investment grade corporate credit contributed to relative performance, as spreads tightened.

»	Overweight exposure to asset backed securities contributed to relative performance, as spreads tightened.

»	There were no material detractors for this Fund.

8	PIMCO SHORT DURATION STRATEGY FUNDS

PIMCO Low Duration ESG Fund

Institutional Class - PLDIX	I-2 - PLUPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Government Agencies	26.6%

Short-Term Instruments	25.1%

Corporate Bonds & Notes	16.7%

U.S. Treasury Obligations	11.9%

Non-Agency Mortgage-Backed Securities	10.1%

Asset-Backed Securities	6.7%

Municipal Bonds & Notes	1.6%

Sovereign Issues	1.3%

†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration ESG Fund Institutional Class	0.34%	2.84%	0.64%	0.89%	3.28%
PIMCO Low Duration ESG Fund I-2	0.29%	2.74%	0.54%	0.79%	3.18%
ICE BofAML 1-3 Year U.S. Treasury Index	0.17%	2.47%	1.06%	0.81%	2.75%
Lipper Short Investment Grade Debt Funds Average	1.08%	3.98%	1.35%	1.27%	2.92%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.52% for Institutional Class shares, and 0.62% for I-2 shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Low Duration ESG Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The Fund may also invest in labeled green, sustainable, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Overweight exposure within investment grade corporate credit, specifically financials, contributed to relative performance, as spreads tightened.

»	Short exposure to Japan duration, specifically at the long end of the curve, contributed to relative performance, as interest rates rose.

»	Overweight exposure to asset backed securities contributed to relative performance, as spreads tightened.

»	Underweight exposure to United States duration, specifically the seven-year portion of the curve, contributed to relative performance, as interest rates rose.

»	Long exposure to New Zealand duration, specifically 1yr part of the curve, detracted from relative performance as interest rate rose.

»	A long bias to the Japanese yen versus the United States dollar detracted from relative performance, as the Japanese yen depreciated.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

PIMCO Short Asset Investment Fund

Institutional Class - PAIDX	I-3 - PANDX
Class M - PAMSX	Administrative Class - PAIQX
I-2 - PAIPX	Class A - PAIAX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Corporate Bonds & Notes	48.2%

Asset-Backed Securities	19.5%

Short-Term Instruments‡	17.8%

U.S. Government Agencies	6.1%

Non-Agency Mortgage-Backed Securities	4.8%

Sovereign Issues	2.3%

U.S. Treasury Obligations	1.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/12)
PIMCO Short Asset Investment Fund Institutional Class	3.15%	5.26%	1.73%	1.55%	1.56%
PIMCO Short Asset Investment Fund Class M	3.14%	4.96%	1.67%	1.53%	1.54%
PIMCO Short Asset Investment Fund I-2	3.10%	5.15%	1.63%	1.45%	1.46%
PIMCO Short Asset Investment Fund I-3	3.08%	5.11%	1.58%	1.39%	1.40%
PIMCO Short Asset Investment Fund Administrative Class	3.00%	4.95%	1.46%	1.29%	1.30%
PIMCO Short Asset Investment Fund Class A	2.99%	4.94%	1.38%	1.20%	1.21%
FTSE 3-Month Treasury Bill Index	2.65%	4.71%	1.74%	1.12%	0.99%
Lipper Ultra-Short Obligation Funds Average	2.69%	4.94%	1.77%	1.36%	1.29%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.36% for Institutional Class shares, 0.36% for Class M shares, 0.46% for I-2 shares, 0.56% for I-3 shares, 0.61% for Administrative Class shares, and 0.71% for Class A shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Short Asset Investment Fund seeks maximum current income, consistent with daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	United States duration strategies, particularly underweight exposure to the 2-year portion of the curve, contributed to relative performance, as interest rates rose.

»	Overweight exposure to collateralized loan obligations contributed to relative performance, as spreads tightened.

»	Selection within investment grade corporate credit, specifically within financials, contributed to relative performance, as spreads tightened.

»	There were no other material contributors or detractors for this Fund.

10	PIMCO SHORT DURATION STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Government Money Market Fund
Institutional Class	$1,000.00	$1,025.40	$0.96	$1,000.00	$1,023.98	$0.96	0.19%
Class M	1,000.00	1,025.40	0.96	1,000.00	1,023.98	0.96	0.19
I-2	1,000.00	1,024.90	1.46	1,000.00	1,023.49	1.46	0.29
Administrative Class	1,000.00	1,025.40	0.96	1,000.00	1,023.98	0.96	0.19
Class A	1,000.00	1,024.60	1.72	1,000.00	1,023.24	1.72	0.34
Class C	1,000.00	1,024.60	1.72	1,000.00	1,023.24	1.72	0.34

PIMCO Low Duration Fund II
Institutional Class	$1,000.00	$1,002.30	$2.55	$1,000.00	$1,022.39	$2.57	0.51%
Administrative Class	1,000.00	1,001.10	3.79	1,000.00	1,021.14	3.83	0.76

PIMCO Low Duration ESG Fund
Institutional Class	$1,000.00	$1,003.40	$2.80	$1,000.00	$1,022.14	$2.82	0.56%
I-2	1,000.00	1,002.90	3.30	1,000.00	1,021.64	3.33	0.66

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO Short Asset Investment Fund
Institutional Class	$1,000.00	$1,031.50	$1.77	$1,000.00	$1,023.19	$1.77	0.35%
Class M	1,000.00	1,031.40	1.77	1,000.00	1,023.19	1.77	0.35
I-2	1,000.00	1,031.00	2.28	1,000.00	1,022.69	2.27	0.45
I-3	1,000.00	1,030.80	2.53	1,000.00	1,022.44	2.52	0.50
Administrative Class	1,000.00	1,030.00	3.04	1,000.00	1,021.94	3.02	0.60
Class A	1,000.00	1,029.90	3.29	1,000.00	1,021.69	3.28	0.65

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

12	PIMCO SHORT DURATION STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Description

FTSE 3-Month Treasury Bill Index	FTSE 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues.

ICE BofAML 1-3 Year U.S. Treasury Index	ICE BofAML 1-3 Year U.S. Treasury Index is an unmanaged index comprised of U.S. Treasury securities, other than inflation-protection securities and STRIPS, with at least $1 billion in outstanding face value and a remaining term to final maturity of at least one year and less than three years.

* It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Government Money Market Fund
Institutional Class

04/01/2023 - 09/30/2023+	$1.00	$0.03	$0.00	$0.03	$(0.03)	$0.00	$0.00	$(0.03)

03/31/2023	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
Class M

04/01/2023 - 09/30/2023+	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
I-2

04/01/2023 - 09/30/2023+	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.01	0.01	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
Administrative Class

04/01/2023 - 09/30/2023+	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2023	1.00	0.02	0.01	0.03	(0.03)	0.00	0.00	(0.03)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.01	0.01	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
Class A

04/01/2023 - 09/30/2023+	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2023	1.00	0.03	(0.01)	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)
Class C

04/01/2023 - 09/30/2023+	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2023	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2022	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2021	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

03/31/2020	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019	1.00	0.02	0.00	0.02	(0.02)	0.00	0.00	(0.02)

PIMCO Low Duration Fund II
Institutional Class

04/01/2023 - 09/30/2023+	$9.22	$0.18	$(0.16)	$0.02	$(0.18)	$0.00	$0.00	$(0.18)

03/31/2023	9.49	0.22	(0.26)	(0.04)	(0.23)	0.00	0.00	(0.23)

03/31/2022	9.87	0.02	(0.38)	(0.36)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.75	0.06	0.14	0.20	(0.08)	0.00	0.00	(0.08)

03/31/2020	9.68	0.22	0.10	0.32	(0.25)	0.00	0.00	(0.25)

03/31/2019	9.67	0.22	0.02	0.24	(0.23)	0.00	0.00	(0.23)
Administrative Class

04/01/2023 - 09/30/2023+	9.22	0.17	(0.16)	0.01	(0.17)	0.00	0.00	(0.17)

03/31/2023	9.49	0.20	(0.26)	(0.06)	(0.21)	0.00	0.00	(0.21)

03/31/2022	9.87	(0.01)	(0.37)	(0.38)	0.00	0.00	0.00	0.00

03/31/2021	9.75	0.03	0.15	0.18	(0.06)	0.00	0.00	(0.06)

03/31/2020	9.68	0.20	0.10	0.30	(0.23)	0.00	0.00	(0.23)

03/31/2019	9.67	0.20	0.01	0.21	(0.20)	0.00	0.00	(0.20)

14	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$1.00	2.54%	$725,779	0.19	%*	0.19	%*	0.19	%*	0.19	%*	5.03	%*	N/A

1.00	2.59	808,072	0.19		0.19		0.19		0.19		2.68		N/A

1.00	0.01	468,163	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	600,787	0.14		0.18		0.14		0.18		0.00		N/A

1.00	1.83	571,748	0.17		0.18		0.17		0.18		1.76		N/A

1.00	2.03	411,895	0.18		0.18		0.18		0.18		2.07		N/A

1.00	2.54	226,969	0.19	*	0.19	*	0.19	*	0.19	*	5.05	*	N/A

1.00	2.59	263,410	0.19		0.19		0.19		0.19		2.45		N/A

1.00	0.01	245,324	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	319,831	0.15		0.18		0.15		0.18		0.00		N/A

1.00	1.83	355,884	0.17		0.18		0.17		0.18		1.82		N/A

1.00	2.03	332,849	0.18		0.18		0.18		0.18		2.02		N/A

1.00	2.49	17,398	0.29	*	0.29	*	0.29	*	0.29	*	4.96	*	N/A

1.00	2.49	14,995	0.29		0.29		0.29		0.29		2.36		N/A

1.00	0.01	13,610	0.07		0.28		0.07		0.28		0.00		N/A

1.00	0.02	13,508	0.15		0.28		0.15		0.28		0.00		N/A

1.00	1.73	63,897	0.27		0.28		0.27		0.28		1.49		N/A

1.00	1.93	16,007	0.28		0.28		0.28		0.28		2.04		N/A

1.00	2.54	30,028	0.19	*	0.19	*	0.19	*	0.19	*	4.79	*	N/A

1.00	2.59	192,735	0.19		0.19		0.19		0.19		2.35		N/A

1.00	0.01	72,795	0.07		0.18		0.07		0.18		0.00		N/A

1.00	0.02	35,062	0.15		0.18		0.15		0.18		0.00		N/A

1.00	1.83	204,673	0.17		0.18		0.17		0.18		1.47		N/A

1.00	2.03	63,929	0.18		0.18		0.18		0.18		1.96		N/A

1.00	2.46	1,116,231	0.34	*	0.34	*	0.34	*	0.34	*	4.92	*	N/A

1.00	2.44	765,348	0.34		0.34		0.34		0.34		2.59		N/A

1.00	0.01	470,297	0.07		0.33		0.07		0.33		0.00		N/A

1.00	0.02	592,346	0.15		0.33		0.15		0.33		0.00		N/A

1.00	1.68	1,075,849	0.32		0.33		0.32		0.33		1.56		N/A

1.00	1.88	454,398	0.33		0.33		0.33		0.33		1.96		N/A

1.00	2.46	41,518	0.34	*	0.34	*	0.34	*	0.34	*	4.90	*	N/A

1.00	2.44	33,380	0.34		0.34		0.34		0.34		2.45		N/A

1.00	0.01	30,409	0.07		0.33		0.07		0.33		0.00		N/A

1.00	0.02	109,750	0.14		0.33		0.14		0.33		0.00		N/A

1.00	1.68	82,022	0.32		0.33		0.32		0.33		1.62		N/A

1.00	1.88	47,512	0.33		0.33		0.33		0.33		1.89		N/A

$9.06	0.23%	$318,511	0.51	%*	0.51	%*	0.50	%*	0.50	%*	4.02	%*	133%

9.22	(0.37)	300,041	0.51		0.51		0.50		0.50		2.38		353

9.49	(3.62)	338,497	0.50		0.50		0.50		0.50		0.17		500

9.87	2.09	431,289	0.50		0.50		0.50		0.50		0.56		524

9.75	3.33	399,558	0.53		0.53		0.50		0.50		2.31		234

9.68	2.49	365,472	0.54		0.54		0.50		0.50		2.31		522

9.06	0.11	9,195	0.76	*	0.76	*	0.75	*	0.75	*	3.77	*	133

9.22	(0.65)	9,171	0.76		0.76		0.75		0.75		2.15		353

9.49	(3.82)	9,468	0.75		0.75		0.75		0.75		(0.08)		500

9.87	1.84	10,077	0.75		0.75		0.75		0.75		0.31		524

9.75	3.08	9,973	0.78		0.78		0.75		0.75		2.06		234

9.68	2.24	9,567	0.79		0.79		0.75		0.75		2.06		522

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Low Duration ESG Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.92	$0.16	$(0.13)	$0.03	$(0.15)	$0.00	$0.00	$(0.15)

03/31/2023	9.24	0.19	(0.26)	(0.07)	(0.25)	0.00	0.00	(0.25)

03/31/2022	9.69	0.08	(0.45)	(0.37)	(0.06)	0.00	(0.02)	(0.08)

03/31/2021	9.51	0.08	0.20	0.28	(0.10)	0.00	0.00	(0.10)

03/31/2020	9.45	0.21	0.07	0.28	(0.22)	0.00	0.00	(0.22)

03/31/2019	9.45	0.19	0.02	0.21	(0.21)	0.00	0.00	(0.21)
I-2

04/01/2023 - 09/30/2023+	8.92	0.15	(0.12)	0.03	(0.15)	0.00	0.00	(0.15)

03/31/2023	9.24	0.19	(0.27)	(0.08)	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.69	0.07	(0.45)	(0.38)	(0.05)	0.00	(0.02)	(0.07)

03/31/2021	9.51	0.07	0.20	0.27	(0.09)	0.00	0.00	(0.09)

03/31/2020	9.45	0.19	0.08	0.27	(0.21)	0.00	0.00	(0.21)

03/31/2019	9.45	0.18	0.02	0.20	(0.20)	0.00	0.00	(0.20)

PIMCO Short Asset Investment Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.84	$0.25	$0.06	$0.31	$(0.25)	$0.00	$0.00	$(0.25)

03/31/2023	9.88	0.24	(0.02)	0.22	(0.26)	0.00	0.00	(0.26)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.01	0.24	(0.25)	(0.01)	(0.24)	0.00	0.00	(0.24)

03/31/2019	10.04	0.26	(0.03)	0.23	(0.25)	(0.01)	0.00	(0.26)
Class M

04/01/2023 - 09/30/2023+	9.84	0.25	0.06	0.31	(0.25)	0.00	0.00	(0.25)

03/31/2023	9.88	0.22	(0.03)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.04	(0.11)	(0.07)	(0.05)	0.00	0.00	(0.05)

03/31/2021	9.76	0.07	0.24	0.31	(0.07)	0.00	0.00	(0.07)

03/31/2020	10.01	0.24	(0.25)	(0.01)	(0.24)	0.00	0.00	(0.24)

03/31/2019	10.04	0.26	(0.03)	0.23	(0.25)	(0.01)	0.00	(0.26)
I-2

04/01/2023 - 09/30/2023+	9.84	0.24	0.06	0.30	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.88	0.24	(0.03)	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.03	(0.11)	(0.08)	(0.04)	0.00	0.00	(0.04)

03/31/2021	9.76	0.06	0.24	0.30	(0.06)	0.00	0.00	(0.06)

03/31/2020	10.01	0.23	(0.25)	(0.02)	(0.23)	0.00	0.00	(0.23)

03/31/2019	10.04	0.25	(0.03)	0.22	(0.24)	(0.01)	0.00	(0.25)
I-3

04/01/2023 - 09/30/2023+	9.84	0.23	0.07	0.30	(0.24)	0.00	0.00	(0.24)

03/31/2023	9.88	0.21	0.00	0.21	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.00	0.04	(0.13)	(0.09)	(0.03)	0.00	0.00	(0.03)

03/31/2021	9.76	0.04	0.26	0.30	(0.06)	0.00	0.00	(0.06)

03/31/2020	10.01	0.22	(0.25)	(0.03)	(0.22)	0.00	0.00	(0.22)

04/27/2018 - 03/31/2019	10.05	0.24	(0.05)	0.19	(0.22)	(0.01)	0.00	(0.23)
Administrative Class

04/01/2023 - 09/30/2023+	9.84	0.23	0.06	0.29	(0.23)	0.00	0.00	(0.23)

03/31/2023	9.88	0.20	(0.01)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.02	(0.12)	(0.10)	(0.02)	0.00	0.00	(0.02)

03/31/2021	9.76	0.09	0.20	0.29	(0.05)	0.00	0.00	(0.05)

03/31/2020	10.01	0.22	(0.26)	(0.04)	(0.21)	0.00	0.00	(0.21)

03/31/2019	10.04	0.23	(0.02)	0.21	(0.23)	(0.01)	0.00	(0.24)

16	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.80	0.34%	$262,955	0.56	%*	0.56	%*	0.50	%*	0.50	%*	3.53	%*	167%

8.92	(0.70)	298,401	0.52		0.52		0.50		0.50		2.15		322

9.24	(3.81)	322,801	0.50		0.50		0.50		0.50		0.84		219

9.69	2.92	338,942	0.50		0.50		0.50		0.50		0.80		387

9.51	3.00	174,941	0.58		0.58		0.50		0.50		2.25		296

9.45	2.28	200,150	0.52		0.52		0.50		0.50		1.98		492

8.80	0.29	81,335	0.66	*	0.66	*	0.60	*	0.60	*	3.42	*	167

8.92	(0.80)	106,520	0.62		0.62		0.60		0.60		2.06		322

9.24	(3.91)	118,436	0.60		0.60		0.60		0.60		0.74		219

9.69	2.82	103,531	0.60		0.60		0.60		0.60		0.74		387

9.51	2.89	115,117	0.68		0.68		0.60		0.60		2.03		296

9.45	2.18	48,685	0.62		0.62		0.60		0.60		1.88		492

$9.90	3.15%	$2,652,202	0.35	%*	0.35	%*	0.34	%*	0.34	%*	5.00	%*	40%

9.84	2.27	2,476,229	0.36		0.36		0.35		0.35		2.42		95

9.88	(0.73)	2,772,603	0.35		0.35		0.35		0.35		0.42		112

10.00	3.20	4,275,170	0.34		0.34		0.34		0.34		0.66		89

9.76	(0.15)	3,121,876	0.35		0.36		0.33		0.34		2.40		89

10.01	2.32	4,124,502	0.34		0.38		0.30		0.34		2.55		110

9.90	3.14	10	0.35	*	0.35	*	0.34	*	0.34	*	5.00	*	40

9.84	1.98	10	0.36		0.36		0.35		0.35		2.18		95

9.88	(0.73)	7,718	0.35		0.35		0.35		0.35		0.44		112

10.00	3.20	7,777	0.34		0.34		0.34		0.34		0.70		89

9.76	(0.15)	7,535	0.35		0.36		0.33		0.34		2.36		89

10.01	2.32	5,103	0.34		0.38		0.30		0.34		2.59		110

9.90	3.10	178,775	0.45	*	0.45	*	0.44	*	0.44	*	4.89	*	40

9.84	2.16	181,277	0.46		0.46		0.45		0.45		2.44		95

9.88	(0.83)	224,354	0.45		0.45		0.45		0.45		0.32		112

10.00	3.09	352,285	0.44		0.44		0.44		0.44		0.61		89

9.76	(0.24)	369,323	0.45		0.46		0.43		0.44		2.31		89

10.01	2.22	383,620	0.44		0.48		0.40		0.44		2.45		110

9.90	3.08	10,344	0.50	*	0.55	*	0.49	*	0.54	*	4.75	*	40

9.84	2.11	22,656	0.51		0.56		0.50		0.55		2.13		95

9.88	(0.88)	19,500	0.50		0.55		0.50		0.55		0.42		112

10.00	3.04	1,129	0.49		0.54		0.49		0.54		0.42		89

9.76	(0.30)	794	0.50		0.56		0.48		0.54		2.25		89

10.01	1.92	2,710	0.49	*	0.58	*	0.45	*	0.54	*	2.57	*	110

9.90	3.00	464	0.60	*	0.60	*	0.59	*	0.59	*	4.73	*	40

9.84	1.99	505	0.61		0.61		0.60		0.60		2.01		95

9.88	(0.98)	1,492	0.60		0.60		0.60		0.60		0.17		112

10.00	2.94	2,406	0.59		0.59		0.59		0.59		0.87		89

9.76	(0.40)	83,858	0.60		0.61		0.58		0.59		2.17		89

10.01	2.04	101,916	0.59		0.63		0.55		0.59		2.32		110

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short Asset Investment Fund (Cont.)
Class A

04/01/2023 - 09/30/2023+	$9.84	$0.23	$0.06	$0.29	$(0.23)	$0.00	$0.00	$(0.23)

03/31/2023	9.88	0.21	(0.02)	0.19	(0.23)	0.00	0.00	(0.23)

03/31/2022	10.00	0.01	(0.12)	(0.11)	(0.01)	0.00	0.00	(0.01)

03/31/2021	9.76	0.03	0.25	0.28	(0.04)	0.00	0.00	(0.04)

03/31/2020	10.01	0.20	(0.25)	(0.05)	(0.20)	0.00	0.00	(0.20)

03/31/2019	10.04	0.22	(0.02)	0.20	(0.22)	(0.01)	0.00	(0.23)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

18	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.90	2.99%	$124,315	0.65	%*	0.70	%*	0.64	%*	0.69	%*	4.66	%*	40%

9.84	1.94	155,144	0.71		0.71		0.70		0.70		2.08		95

9.88	(1.08)	240,291	0.70		0.70		0.70		0.70		0.07		112

10.00	2.84	461,899	0.69		0.69		0.69		0.69		0.34		89

9.76	(0.49)	487,755	0.70		0.71		0.68		0.69		2.02		89

10.01	1.97	534,734	0.69		0.73		0.65		0.69		2.19		110

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Assets:

Investments, at value
Investments in securities*	$3,349,790	$423,310	$424,679	$3,064,204
Investments in Affiliates	0	11,145	0	69
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	110	149	0
Over the counter	0	0	860	0
Cash	0	0	1	997
Deposits with counterparty	0	2,387	3,287	5,721
Foreign currency, at value	0	0	498	0
Receivable for investments sold	0	8	70	134
Receivable for investments sold on a delayed-delivery basis	0	53	120	0
Receivable for TBA investments sold	0	49,115	35,603	0
Receivable for Fund shares sold	16,545	2,086	497	29,467
Interest and/or dividends receivable	1,402	1,313	2,022	18,093
Dividends receivable from Affiliates	0	51	0	0
Reimbursement receivable from PIMCO	0	0	0	1
Other assets	0	0	0	0
Total Assets	3,367,737	489,578	467,786	3,118,686

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$40,118
Payable for sale-buyback transactions	0	0	0	23,945
Payable for short sales	0	20,455	13,111	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	118	199	197
Over the counter	0	296	574	0
Payable for investments purchased	1,200,000	84,600	45,500	82,196
Payable for investments in Affiliates purchased	0	51	0	0
Payable for TBA investments purchased	0	55,263	62,678	0
Deposits from counterparty	0	665	584	0
Payable for Fund shares redeemed	8,744	196	629	4,836
Distributions payable	583	88	66	377
Accrued investment advisory fees	225	69	74	501
Accrued supervisory and administrative fees	255	69	81	378
Accrued distribution fees	0	2	0	0
Accrued servicing fees	0	0	0	26
Accrued reimbursement to PIMCO	7	0	0	0
Other liabilities	0	0	0	2
Total Liabilities	1,209,814	161,872	123,496	152,576

Net Assets	$2,157,923	$327,706	$344,290	$2,966,110

Net Assets Consist of:

Paid in capital	$2,157,989	$361,551	$383,738	$3,050,426
Distributable earnings (accumulated loss)	(66)	(33,845)	(39,448)	(84,316)

Net Assets	$2,157,923	$327,706	$344,290	$2,966,110

Cost of investments in securities	$3,349,790	$435,247	$444,490	$3,094,272
Cost of investments in Affiliates	$0	$11,216	$0	$70
Cost of foreign currency held	$0	$0	$498	$0
Proceeds received on short sales	$0	$21,070	$13,527	$0
Cost or premiums of financial derivative instruments, net	$0	$129	$420	$0

* Includes repurchase agreements of:	$3,254,790	$184,229	$98,674	$3,388

†	A zero balance may reflect actual amounts rounding to less than one thousand.

20	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Net Assets:

Institutional Class	$725,779	$318,511	$262,955	$2,652,202
Class M	226,969	N/A	N/A	10
I-2	17,398	N/A	81,335	178,775
I-3	N/A	N/A	N/A	10,344
Administrative Class	30,028	9,195	N/A	464
Class A	1,116,231	N/A	N/A	124,315
Class C	41,518	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	725,807	35,145	29,886	267,995
Class M	226,977	N/A	N/A	1
I-2	17,398	N/A	9,244	18,065
I-3	N/A	N/A	N/A	1,045
Administrative Class	30,031	1,015	N/A	46
Class A	1,116,264	N/A	N/A	12,562
Class C	41,520	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$1.00	$9.06	$8.80	$9.90
Class M	1.00	N/A	N/A	9.90
I-2	1.00	N/A	8.80	9.90
I-3	N/A	N/A	N/A	9.90
Administrative Class	1.00	9.06	N/A	9.90
Class A	1.00	N/A	N/A	9.90
Class C	1.00	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Investment Income:

Interest	$49,764	$7,003	$7,565	$78,209
Dividends from Investments in Affiliates	0	283	0	2
Miscellaneous income	0	0	7	0
Total Income	49,764	7,286	7,572	78,211

Expenses:

Investment advisory fees	1,136	401	462	2,916
Supervisory and administrative fees	1,282	401	510	2,208
Distribution and/or servicing fees - Administrative Class	0	11	N/A	1
Distribution and/or servicing fees - Class A	0	N/A	N/A	172
Trustee fees	4	1	1	8
Interest expense	0	24	103	210
Miscellaneous expense	48	0	0	3
Total Expenses	2,470	838	1,076	5,518
Waiver and/or Reimbursement by PIMCO	(2)	0	0	(32)
Net Expenses	2,468	838	1,076	5,486

Net Investment Income (Loss)	47,296	6,448	6,496	72,725

Net Realized Gain (Loss):

Investments in securities	7	353	(3,412)	(5,608)
Exchange-traded or centrally cleared financial derivative instruments	0	(937)	(1,888)	7,101
Over the counter financial derivative instruments	0	62	2,025	0
Foreign currency	0	0	(35)	0

Net Realized Gain (Loss)	7	(522)	(3,310)	1,493

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	0	(3,764)	(3,452)	9,339
Investments in Affiliates	0	89	0	0
Exchange-traded or centrally cleared financial derivative instruments	0	(1,165)	1,434	7,257
Over the counter financial derivative instruments	0	(160)	48	0
Foreign currency assets and liabilities	0	0	(35)	0

Net Change in Unrealized Appreciation (Depreciation)	0	(5,000)	(2,005)	16,596

Net Increase (Decrease) in Net Assets Resulting from Operations	$47,303	$926	$1,181	$90,814

†	A zero balance may reflect actual amounts rounding to less than one thousand.

22	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO Government Money Market Fund		PIMCO Low Duration Fund II		PIMCO Low Duration ESG Fund		PIMCO Short Asset Investment Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$47,296	$36,481	$6,448	$8,227	$6,496	$8,951	$72,725	$80,092
Net realized gain (loss)	7	(94)	(522)	(8,208)	(3,310)	(11,020)	1,493	(19,562)
Net change in unrealized appreciation (depreciation)	0	0	(5,000)	(1,989)	(2,005)	(2,043)	16,596	6,130

Net Increase (Decrease) in Net Assets Resulting from Operations	47,303	36,387	926	(1,970)	1,181	(4,112)	90,814	66,660

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(16,168)	(13,575)	(6,212)	(8,344)	(4,680)	(8,553)	(65,243)	(72,727)
Class M	(6,685)	(5,323)	N/A	N/A	N/A	N/A	N/A	(148)
I-2	(398)	(420)	N/A	N/A	(1,559)	(2,955)	(4,335)	(5,703)
I-3	N/A	N/A	N/A	N/A	N/A	N/A	(238)	(406)
Administrative Class	(873)	(2,549)	(170)	(205)	N/A	N/A	(11)	(24)
Class A	(22,223)	(13,674)	N/A	N/A	N/A	N/A	(3,241)	(4,174)
Class C	(955)	(911)	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(47,302)	(36,452)	(6,382)	(8,549)	(6,239)	(11,508)	(73,068)	(83,182)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	79,982	777,407	23,950	(28,234)	(55,573)	(20,696)	112,543	(413,615)

Total Increase (Decrease) in Net Assets	79,983	777,342	18,494	(38,753)	(60,631)	(36,316)	130,289	(430,137)

Net Assets:

Beginning of period	2,077,940	1,300,598	309,212	347,965	404,921	441,237	2,835,821	3,265,958
End of period	$2,157,923	$2,077,940	$327,706	$309,212	$344,290	$404,921	$2,966,110	$2,835,821

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Schedule of Investments	PIMCO Government Money Market Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 155.2%

SHORT-TERM INSTRUMENTS 155.2%

REPURCHASE AGREEMENTS (a) 150.8%
		$3,254,790

SHORT-TERM NOTES 4.4%

Federal Home Loan Bank
5.390% due 11/29/2023 •	$95,000	95,000

Total Short-Term Instruments (Cost $3,349,790)		3,349,790

Total Investments in Securities (Cost $3,349,790)		3,349,790

Total Investments 155.2% (Cost $3,349,790)		$3,349,790

Other Assets and Liabilities, net (55.2)%		(1,191,867)

Net Assets 100.0%		$2,157,923

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(a) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BNY	5.300%	09/29/2023	10/02/2023	$20,000	U.S. Treasury Notes 1.375% due 11/15/2031	$(20,009)	$20,000	$20,009
BOS	5.370	09/29/2023	10/02/2023	300,000	U.S. Treasury Bonds 2.375% due 11/15/2049	(307,473)	300,000	300,134
	5.370	10/02/2023	10/03/2023	300,000	U.S. Treasury Bonds 2.250% due 05/15/2041	(307,116)	300,000	300,000
BPS	5.370	09/29/2023	10/02/2023	300,000	U.S. Treasury Notes 2.000% - 3.125% due 08/15/2025 - 11/15/2028	(306,310)	300,000	300,134
	5.370	10/02/2023	10/03/2023	300,000	U.S. Treasury Notes 1.500% due 10/31/2024	(306,196)	300,000	300,000
FICC	2.600	09/29/2023	10/02/2023	2,890	U.S. Treasury Notes 0.250% due 09/30/2025	(2,948)	2,890	2,891
	5.310	09/29/2023	10/02/2023	100,000	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(102,000)	100,000	100,044
JPS	5.370	10/02/2023	10/03/2023	300,000	U.S. Treasury Bonds 2.000% due 08/15/2051	(305,423)	300,000	300,000
	5.380	09/29/2023	10/02/2023	300,000	U.S. Treasury Bonds 2.375% due 05/15/2051	(203,698)	300,000	300,134
					U.S. Treasury Inflation Protected Securities 0.500% due 01/15/2028	(102,275)
MBC	5.370	09/29/2023	10/02/2023	500,000	U.S. Treasury Bills 0.000% due 11/21/2023	(14,553)	500,000	500,224
					U.S. Treasury Bonds 1.250% - 4.000% due 02/15/2042 - 11/15/2052	(133,281)
					U.S. Treasury Inflation Protected Securities 0.125% - 2.000% due 01/15/2026 - 07/15/2033	(58,354)
					U.S. Treasury Notes 0.750% - 3.875% due 02/15/2025 - 11/15/2031	(241,812)
					U.S. Treasury STRIPS 0.000% due 08/15/2034 - 11/15/2045	(67,742)
SAL	5.360	09/29/2023	10/02/2023	231,900	U.S. Treasury Notes 0.250% due 10/31/2025	(236,580)	231,900	232,004
SCX	5.370	09/29/2023	10/02/2023	300,000	U.S. Treasury Bonds 1.375% - 2.375% due 08/15/2050 - 11/15/2051	(308,845)	300,000	300,134
	5.370	10/02/2023	10/03/2023	300,000	U.S. Treasury Bonds 1.375% - 2.375% due 08/15/2050 - 11/15/2051	(306,424)	300,000	300,000

Total Repurchase Agreements						$(3,331,039)	$3,254,790	$3,255,708

24	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BNY	$20,009	$0	$0	$20,009	$(20,009)	$0
BOS	600,134	0	0	600,134	(614,589)	(14,455)
BPS	600,134	0	0	600,134	(612,506)	(12,372)
FICC	102,935	0	0	102,935	(104,948)	(2,013)
JPS	600,134	0	0	600,134	(611,396)	(11,262)
MBC	500,224	0	0	500,224	(515,742)	(15,518)
SAL	232,004	0	0	232,004	(236,580)	(4,576)
SCX	600,134	0	0	600,134	(615,269)	(15,135)

Total Borrowings and Other Financing Transactions	$3,255,708	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements	$0	$3,254,790	$0	$3,254,790
Short-Term Notes	0	95,000	0	95,000

Total Investments	$0	$3,349,790	$0	$3,349,790

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Schedule of Investments	PIMCO Low Duration Fund II

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 129.2%

CORPORATE BONDS & NOTES 6.9%

BANKING & FINANCE 5.3%

American Honda Finance Corp.
5.000% due 05/23/2025	$800	$792

Camden Property Trust
3.500% due 09/15/2024	1,100	1,075

Capital One Financial Corp.
2.636% due 03/03/2026 •	1,100	1,039
4.166% due 05/09/2025 •	900	884
4.250% due 04/30/2025	500	484

Citigroup, Inc.
6.019% (SOFRRATE + 0.694%) due 01/25/2026 ~(d)	800	797

Equitable Financial Life Global Funding
0.800% due 08/12/2024	1,300	1,243

GA Global Funding Trust
0.800% due 09/13/2024	1,000	944
1.250% due 12/08/2023	900	891
3.850% due 04/11/2025	1,000	961

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •	1,600	1,588

JPMorgan Chase & Co.
6.110% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	983

Metropolitan Life Global Funding
0.950% due 07/02/2025	1,300	1,196

Morgan Stanley
2.630% due 02/18/2026 •	2,900	2,761

Pricoa Global Funding
4.200% due 08/28/2025	900	875

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •	800	801
6.060% due 12/11/2023 •	200	200

		17,514

INDUSTRIALS 1.3%

7-Eleven, Inc.
0.800% due 02/10/2024	1,300	1,276

American Airlines Pass-Through Trust
3.575% due 07/15/2029	1,000	919

Daimler Truck Finance North America LLC
5.944% (SOFRRATE + 0.600%) due 12/14/2023 ~	1,000	1,000
6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,000	999

		4,194

UTILITIES 0.3%

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	1,100	1,021

Total Corporate Bonds & Notes (Cost $23,697)		22,729

MUNICIPAL BONDS & NOTES 0.2%

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.041% due 11/01/2023	700	698

Total Municipal Bonds & Notes (Cost $700)		698

U.S. GOVERNMENT AGENCIES 27.2%

Fannie Mae
0.821% due 01/25/2040 •(a)	660	41
3.709% due 01/01/2035 •	21	20
3.952% due 07/01/2035 •	3	3
4.000% due 01/25/2033	4	4
4.250% due 01/01/2024 •	2	2
4.410% due 09/01/2028 •	5	5

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 01/01/2036	$137	$134
4.790% due 12/25/2042 ~	31	29
5.014% due 06/01/2035 •	66	65
5.055% due 05/01/2038 •	111	113
5.390% due 11/01/2034 •	73	75
5.630% due 07/01/2042 •	31	30
5.680% due 09/01/2041 •	76	74
5.830% due 08/01/2030 •	28	27
5.879% due 10/25/2030 •	8	7

Freddie Mac
0.000% due 05/15/2037 (b)(c)	58	50
0.650% due 10/22/2025 - 10/27/2025	10,600	9,666
0.680% due 08/06/2025	8,300	7,636
0.800% due 10/28/2026 (h)	2,600	2,292
0.996% due 08/15/2044 •	240	218
1.022% due 04/15/2037 •(a)	591	42
2.000% due 11/15/2026	75	74
2.920% due 01/25/2026	250	240
3.590% due 01/25/2025 ~	1,193	1,163
4.000% due 08/01/2048	1,067	970
4.773% due 12/15/2042 •	351	339
5.488% due 07/01/2035 •	10	10
5.756% due 09/25/2024 •	248	247
5.826% due 02/25/2045 •	205	194
5.978% due 07/15/2041 •	318	310
6.148% due 05/15/2037 •	134	133
6.500% due 07/25/2043	280	282

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 07/20/2025 ~	3	3
2.625% due 07/20/2030 •	15	15
2.750% (H15T1Y + 1.500%) due 10/20/2025 ~	17	17
3.875% (H15T1Y + 1.500%) due 06/20/2025 ~	1	1
3.875% due 04/20/2027 - 05/20/2027 •	18	17
4.500% due 08/20/2048	1,004	940
4.689% due 03/20/2065 •	865	855
5.142% due 10/20/2066 •	574	573
5.480% due 04/20/2066 •	706	701
5.538% due 04/20/2066 •	677	672
5.659% due 09/20/2067 •	1,283	1,286
5.678% due 06/20/2065 •	152	152
5.932% due 07/20/2067 •	835	829
6.032% due 03/20/2065 •	987	979
6.232% due 05/20/2066 •	359	357
6.474% due 11/20/2072 •	499	505
6.484% due 11/20/2072 •	609	617
6.563% due 08/20/2070 •	1,123	1,139

Uniform Mortgage-Backed Security
3.000% due 02/01/2052 - 04/01/2052	14,994	12,425
3.500% due 07/01/2047 - 11/01/2047	5,191	4,559
4.000% due 08/01/2048 - 08/01/2052	9,175	8,188
4.500% due 04/01/2024 - 07/01/2025	75	72
5.000% due 05/01/2053	3,040	2,871

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053	8,900	8,175
5.000% due 10/01/2053	17,600	16,606
5.500% due 11/01/2053	2,000	1,932

Total U.S. Government Agencies (Cost $95,757)		88,981

U.S. TREASURY OBLIGATIONS 17.1%

U.S. Treasury Notes
3.625% due 05/15/2026	40,200	38,970
3.875% due 04/30/2025	5,100	4,997
3.875% due 01/15/2026	7,400	7,227
4.125% due 01/31/2025	4,800	4,726

Total U.S. Treasury Obligations (Cost $57,274)		55,920

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.5%

280 Park Avenue Mortgage Trust
6.510% due 09/15/2034 •	$900	$876

Atrium Hotel Portfolio Trust
6.560% due 12/15/2036 •	872	825

Austin Fairmont Hotel Trust
6.430% due 09/15/2032 •	900	896

BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •	900	893
6.497% due 09/15/2038 •	900	854

Banc of America Funding Trust
4.646% due 05/25/2035 ~	132	121

Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,447
6.630% due 07/15/2037 •	900	886

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~	2	1
3.900% due 01/25/2034 ~	20	19
4.482% due 02/25/2033 «~	1	1
4.766% due 02/25/2036 ^«~	4	3

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~	111	104

Beneria Cowen & Pritzer Collateral Funding Corp.
6.246% due 06/15/2038 •	900	799

BX Trust
6.081% due 04/15/2039 •	453	439
6.430% due 05/15/2030 •	900	894
6.534% due 10/15/2036 •	900	883

Citigroup Mortgage Loan Trust
5.988% due 09/25/2035 •	10	10
6.150% due 09/25/2035 •	16	16

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •	900	882

Commercial Mortgage Trust
6.380% due 06/15/2034 •	900	799
6.747% due 12/15/2038 •	900	843

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~	7	7
3.861% due 11/25/2034 ~	29	26
6.537% due 02/20/2036 ^•	174	160

Credit Suisse First Boston Mortgage Securities Corp.
5.823% due 03/25/2032 ~	12	12

Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~	344	330
6.847% due 07/15/2038 •	100	89

CRSNT Commercial Mortgage Trust
6.274% due 04/15/2036 •	1,300	1,231

DROP Mortgage Trust
6.596% due 10/15/2043 •	1,100	1,028

Extended Stay America Trust
6.526% due 07/15/2038 •	855	849

Ginnie Mae
6.114% due 04/20/2072 •	501	493
6.214% due 01/20/2073 •	511	511
6.214% due 08/20/2073 •	1,105	1,104
6.314% due 05/20/2073 •	1,007	1,011
6.414% due 05/20/2073 •	1,084	1,096
6.464% due 05/20/2073 •	805	814
6.814% due 08/20/2071 •	498	506

GS Mortgage Securities Trust
3.206% due 02/10/2048	503	493

GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	848	644
2.500% due 08/25/2052 ~	900	685
3.000% due 09/25/2052 ~	932	740

GSR Mortgage Loan Trust
4.244% due 06/25/2034 ~	170	165
4.353% due 09/25/2035 ~	99	92

Hawaii Hotel Trust
6.529% due 05/15/2038 •	1,300	1,291

Impac CMB Trust
6.134% due 02/25/2036 •	322	298

26	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JP Morgan Chase Commercial Mortgage Securities Trust
6.546% due 12/15/2036 •	$900	$693

JP Morgan Mortgage Trust
5.188% due 04/25/2035 «~	25	24

MASTR Adjustable Rate Mortgages Trust
5.387% due 11/21/2034 ~	174	162

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
6.307% due 08/15/2032 •	333	307

Merrill Lynch Mortgage Investors Trust
4.152% due 02/25/2035 ~	50	46

Morgan Stanley Bank of America Merrill Lynch Trust
3.077% due 03/15/2048	1,682	1,609

New Orleans Hotel Trust
6.369% due 04/15/2032 •	900	865

OBX Trust
3.000% due 01/25/2052 ~	800	635
5.000% due 10/25/2051 •	861	788

One Market Plaza Trust
3.614% due 02/10/2032	1,800	1,664

Prime Mortgage Trust
5.834% due 02/25/2034 •	7	7

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •	1,900	1,730

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~	19	17
5.694% due 03/25/2037 •	112	37
5.942% due 07/19/2035 •	31	28
6.102% due 09/19/2032 •	12	11
6.202% due 05/19/2035 «•	350	316

Tharaldson Hotel Portfolio Trust
6.492% due 11/11/2034 •	1,053	1,043

UWM Mortgage Trust
5.000% due 12/25/2051 •	884	811

Waikiki Beach Hotel Trust
6.497% due 12/15/2033 •	1,250	1,224

WaMu Mortgage Pass-Through Certificates Trust
5.696% due 01/25/2046 •	134	122
5.704% due 12/25/2045 •	30	28
5.974% due 07/25/2045 •	27	26
6.014% due 10/25/2045 •	19	18
6.026% due 06/25/2042 •	7	6

Wells Fargo Commercial Mortgage Trust
6.457% due 02/15/2037 •	900	889

Wells Fargo Mortgage-Backed Securities Trust
3.935% due 11/25/2048 ~	1,032	954

Wells Fargo-RBS Commercial Mortgage Trust
3.995% due 05/15/2047	900	882

Total Non-Agency Mortgage-Backed Securities (Cost $43,377)		41,108

ASSET-BACKED SECURITIES 9.1%

Asset-Backed Securities Corp. Home Equity Loan Trust
7.097% due 03/15/2032 «•	52	50

Bank of America Auto Trust
5.830% due 05/15/2026	500	500

BDS Ltd.
7.127% due 03/19/2039 •	1,700	1,685

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027	$1,000	$989
6.027% due 07/15/2027 •	900	901

Carvana Auto Receivables Trust
2.570% due 05/12/2025	88	88
3.330% due 07/10/2025	145	145
5.420% due 04/10/2028	1,000	989

Citibank Credit Card Issuance Trust
6.052% due 08/07/2027 •	900	900
6.058% due 04/22/2026 •	900	902

Credit-Based Asset Servicing & Securitization Trust
5.554% due 11/25/2036 •	11	5

Dell Equipment Finance Trust
2.110% due 08/23/2027	35	35

Discover Card Execution Note Trust
6.047% due 12/15/2026 •	900	901

Enterprise Fleet Financing LLC
3.030% due 01/20/2028	307	300
4.380% due 07/20/2029	1,565	1,533
5.760% due 10/22/2029	587	585

Exeter Automobile Receivables Trust
4.330% due 02/17/2026	429	428
6.070% due 12/15/2025	500	500

Flagship Credit Auto Trust
3.280% due 08/15/2025	171	171

Ford Credit Auto Owner Trust
4.850% due 08/15/2035	500	485
6.073% due 08/15/2025 •	951	952

Fremont Home Loan Trust
5.494% due 01/25/2037 •	6	3

FS Rialto Issuer LLC
7.213% due 01/19/2039 •	1,100	1,091

GLS Auto Receivables Issuer Trust
1.980% due 08/15/2025	65	65
4.590% due 05/15/2026	484	481

GM Financial Automobile Leasing Trust
2.930% due 10/21/2024	158	157

GM Financial Consumer Automobile Receivables Trust
2.520% due 05/16/2025	238	237

GSAMP Trust
5.504% due 12/25/2036 •	44	21

Hertz Vehicle Financing LLC
3.370% due 03/25/2025	900	894
3.730% due 09/25/2026	900	864

HPEFS Equipment Trust
3.150% due 09/20/2029	397	394

HSI Asset Loan Obligation Trust
4.038% due 12/25/2036 •	72	22

Hyundai Auto Lease Securitization Trust
4.340% due 01/15/2025	572	569

LL ABS Trust
3.760% due 11/15/2029	211	210

MF1 LLC
7.477% due 06/19/2037 •	900	897

MMAF Equipment Finance LLC
5.570% due 09/09/2025	655	652

Mosaic Solar Loan Trust
2.640% due 01/20/2053	739	613

Navient Private Education Loan Trust
6.897% due 07/16/2040 •	615	615

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ready Capital Mortgage Financing LLC
6.434% due 04/25/2038 •	$524	$519
6.634% due 11/25/2036 •	772	765

Santander Drive Auto Receivables Trust
4.370% due 05/15/2025	127	127
5.810% due 01/15/2026	445	445
5.870% due 03/16/2026	1,329	1,328

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•	82	19

SMB Private Education Loan Trust
3.940% due 02/16/2055	689	640
5.670% due 11/15/2052	750	740
6.763% due 02/16/2055 •	689	685

SoFi Consumer Loan Program Trust
5.810% due 05/15/2031	407	406

Stonepeak ABS
2.301% due 02/28/2033	575	522

Towd Point HE Trust
0.918% due 02/25/2063 ~	268	251

Tricolor Auto Securitization Trust
3.300% due 02/18/2025	86	86

VMC Finance LLC
7.213% due 02/18/2039 •	1,800	1,764

Westlake Automobile Receivables Trust
6.443% due 08/15/2025 •	519	519

Total Asset-Backed Securities (Cost $30,213)		29,645

SHORT-TERM INSTRUMENTS 56.2%

REPURCHASE AGREEMENTS (e) 56.2%
		184,229

Total Short-Term Instruments (Cost $184,229)		184,229

Total Investments in Securities (Cost $435,247)		423,310

	SHARES
INVESTMENTS IN AFFILIATES 3.4%

SHORT-TERM INSTRUMENTS 3.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.4%

PIMCO Short Asset Portfolio	1,149,699	11,126

PIMCO Short-Term Floating NAV Portfolio III	1,988	19

Total Short-Term Instruments (Cost $11,216)		11,145

Total Investments in Affiliates (Cost $11,216)		11,145

Total Investments 132.6% (Cost $446,463)		$434,455

Financial Derivative Instruments (f)(g) (0.1)% (Cost or Premiums, net $129)		(304)

Other Assets and Liabilities, net (32.5)%		(106,445)

Net Assets 100.0%		$327,706

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Zero coupon security.

(d) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	6.019%	01/25/2026	01/18/2022	$ 800	$797	0.24%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	09/29/2023	10/02/2023	$84,400	U.S. Treasury Notes 1.875% due 02/28/2029	$(86,241)	$84,400	$84,438
	5.330	10/02/2023	10/03/2023	84,600	U.S. Treasury Notes 3.500% due 01/31/2030	(86,371)	84,600	84,600
FICC	2.600	09/29/2023	10/02/2023	729	U.S. Treasury Notes 0.250% due 09/30/2025	(744)	729	729
SAL	5.330	09/29/2023	10/02/2023	14,500	U.S. Treasury Notes 0.375% due 01/31/2026	(14,782)	14,500	14,506

Total Repurchase Agreements						$(188,138)	$184,229	$184,273

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (6.2)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2053	$15,100	$(12,884)	$(12,506)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2053	5,200	(4,605)	(4,476)
Uniform Mortgage-Backed Security, TBA	4.000	10/01/2053	3,900	(3,581)	(3,473)

Total Short Sales (6.2)%				$(21,070)	$(20,455)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$169,038	$0	$0	$169,038	$(172,612)	$(3,574)
FICC	729	0	0	729	(744)	(15)
SAL	14,506	0	0	14,506	(14,782)	(276)

Total Borrowings and Other Financing Transactions	$184,273	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(275) at a weighted average interest rate of 4.966%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

28	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount		Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	9	$	9	$(3)	$(4)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	9		9	(3)	(2)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.750	12/15/2023	1		3	(2)	(6)

Total Written Options						$(8)	$(12)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	92	$21,747	$(488)	$1	$(11)
U.S. Treasury 2-Year Note December Futures	12/2023	1,013	205,346	(530)	96	0
U.S. Treasury 5-Year Note December Futures	12/2023	16	1,686	(15)	3	0

				$(1,033)	$100	$(11)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2023	217	$(23,450)	$501	$0	$(44)
U.S. Treasury 10-Year Ultra December Futures	12/2023	179	(19,970)	561	0	(42)

				$1,062	$0	$(86)

Total Futures Contracts				$29	$100	$(97)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	09/13/2024	$	3,900	$29	$36	$65	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.233	Annual	09/13/2024		3,900	(18)	(28)	(46)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024		1,700	0	20	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024		7,400	(21)	(32)	(53)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/14/2024		4,100	0	68	68	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024		4,100	0	(48)	(48)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024		1,000	0	11	11	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024		4,100	0	(28)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		6,100	(126)	(417)	(543)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		600	(1)	(19)	(20)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		400	(2)	(21)	(23)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		900	(3)	(56)	(59)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		400	(1)	(21)	(22)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		400	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		4,380	452	403	855	0	(7)

Total Swap Agreements							$308	$(144)	$164	$10	$(7)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$100	$10	$110	$(12)	$(99)	$(7)	$(118)

Cash of $2,387 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Unsettled variation margin liability of $(2) for closed futures is outstanding at period end.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	2,500	$(8)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	2,500	(8)	(41)

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	4,300	(31)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	4,300	(31)	(95)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	400	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	400	(1)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	3,700	(11)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	3,700	(12)	(56)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	3,400	(27)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	3,400	(27)	(76)

							$(157)	$(276)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	400	$(3)	$(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	400	(2)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	600	(4)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	900	(5)	(10)

					$(14)	$(20)

Total Written Options					$(171)	$(296)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$0	$(41)	$0	$(41)	$(41)	$0	$(41)
GLM	0	0	0	0	0	(235)	0	(235)	(235)	171	(64)
JPM	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
SAL	0	0	0	0	0	(16)	0	(16)	(16)	0	(16)

Total Over the Counter	$0	$0	$0	$0	$0	$(296)	$0	$(296)

(h)

Securities with an aggregate market value of $171 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

30	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$100	$100
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$0	$110	$110

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$12	$12
Futures	0	0	0	0	99	99
Swap Agreements	0	0	0	0	7	7

	$0	$0	$0	$0	$118	$118

Over the counter
Written Options	$0	$0	$0	$0	$296	$296

	$0	$0	$0	$0	$414	$414

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$20	$20
Futures	0	0	0	0	(876)	(876)
Swap Agreements	0	0	0	0	(81)	(81)

	$0	$0	$0	$0	$(937)	$(937)

Over the counter
Purchased Options	$0	$0	$0	$0	$15	$15
Written Options	0	0	0	0	47	47

	$0	$0	$0	$0	$62	$62

	$0	$0	$0	$0	$(875)	$(875)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$146	$146
Futures	0	0	0	0	(1,364)	(1,364)
Swap Agreements	0	0	0	0	53	53

	$0	$0	$0	$0	$(1,165)	$(1,165)

Over the counter
Purchased Options	$0	$0	$0	$0	$12	$12
Written Options	0	0	0	0	(172)	(172)

	$0	$0	$0	$0	$(160)	$(160)

	$0	$0	$0	$0	$(1,325)	$(1,325)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Schedule of Investments	PIMCO Low Duration Fund II	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$17,514	$0	$17,514
Industrials	0	4,194	0	4,194
Utilities	0	1,021	0	1,021
Municipal Bonds & Notes
Texas	0	698	0	698
U.S. Government Agencies	0	88,981	0	88,981
U.S. Treasury Obligations	0	55,920	0	55,920
Non-Agency Mortgage-Backed Securities	0	40,746	362	41,108
Asset-Backed Securities	0	29,595	50	29,645
Short-Term Instruments
Repurchase Agreements	0	184,229	0	184,229

	$0	$422,898	$412	$423,310

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,145	$0	$0	$11,145

Total Investments	$11,145	$422,898	$412	$434,455

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(20,455)	$0	$(20,455)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$110	$0	$110

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(116)	0	(116)
Over the counter	0	(296)	0	(296)

	$0	$(412)	$0	$(412)

Total Financial Derivative Instruments	$0	$(302)	$0	$(302)

Totals	$11,145	$402,141	$412	$413,698

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

32	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Low Duration ESG Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 123.3%

CORPORATE BONDS & NOTES 20.6%

BANKING & FINANCE 16.3%

American Honda Finance Corp.
5.958% due 01/10/2025 •		$800	$801

Asian Development Bank
4.700% due 03/12/2024	MXN	41,000	2,275
6.000% due 02/05/2026	BRL	11,000	2,038
6.550% due 01/26/2025	ZAR	32,000	1,632

Bank of America Corp.
0.981% due 09/25/2025 •		$1,700	1,611
1.530% due 12/06/2025 •		1,200	1,133

Bank of Ireland Group PLC
6.253% due 09/16/2026 •		3,000	2,984

Barclays PLC
2.852% due 05/07/2026 •		900	849
7.325% due 11/02/2026 •		800	812

BNP Paribas SA
4.705% due 01/10/2025 •		1,000	995

BPCE SA
5.975% due 01/18/2027 •		400	396

Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,171

CPI Property Group SA
2.750% due 05/12/2026	EUR	1,600	1,418

CTP NV
0.625% due 09/27/2026		1,100	992

Digital Dutch Finco BV
0.625% due 07/15/2025		2,000	1,958

Equinix, Inc.
1.000% due 09/15/2025		$1,500	1,364

Equitable Financial Life Global Funding
1.300% due 07/12/2026		1,700	1,487

European Bank for Reconstruction & Development
1.625% due 09/27/2024		2,800	2,692

Five Corners Funding Trust
4.419% due 11/15/2023		1,200	1,197

HAT Holdings LLC
3.375% due 06/15/2026		850	756

ING Groep NV
1.400% due 07/01/2026 •		3,100	2,851

International Bank for Reconstruction & Development
5.310% due 02/05/2026	ZAR	26,000	1,277

International Finance Corp.
8.000% due 10/09/2023	IDR	29,000,000	1,877

Intesa Sanpaolo SpA
0.750% due 12/04/2024	EUR	2,000	2,032

Metropolitan Life Global Funding
0.950% due 07/02/2025		$2,000	1,840

Morgan Stanley
6.138% due 10/16/2026 •		1,600	1,602

Norinchukin Bank
1.284% due 09/22/2026		2,200	1,933
5.430% due 03/09/2028		600	594

OneMain Finance Corp.
3.500% due 01/15/2027		1,600	1,372

Pacific Life Global Funding
1.375% due 04/14/2026		1,900	1,702

Santander U.K. Group Holdings PLC
6.833% due 11/21/2026 •		1,200	1,207

Societe Generale SA
2.625% due 01/22/2025		1,100	1,046

Standard Chartered PLC
1.214% due 03/23/2025 •		2,150	2,103

Sumitomo Mitsui Financial Group, Inc.
5.464% due 01/13/2026		1,200	1,188

Sumitomo Mitsui Trust Bank Ltd.
5.500% due 03/09/2028		400	397

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		900	901

UBS Group AG
5.711% due 01/12/2027 •		1,300	1,284

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UniCredit SpA
7.830% due 12/04/2023		$1,200	$1,201

			55,968

INDUSTRIALS 1.4%

Hyundai Capital America
5.800% due 06/26/2025		600	598

JSW Hydro Energy Ltd.
4.125% due 05/18/2031		924	769

Tesco Corporate Treasury Services PLC
2.500% due 07/01/2024	EUR	1,300	1,358

Weir Group PLC
2.200% due 05/13/2026		$2,500	2,248

			4,973

UTILITIES 2.9%

AES Corp.
5.450% due 06/01/2028		1,000	966

Avangrid, Inc.
3.150% due 12/01/2024		2,200	2,122

Electricite de France SA
3.625% due 10/13/2025		500	481

Enel Finance International NV
1.375% due 07/12/2026		1,500	1,325
4.250% due 06/15/2025		2,200	2,137
6.800% due 10/14/2025		1,000	1,012

ReNew Wind Energy AP2
4.500% due 07/14/2028		1,200	1,010

Southern Power Co.
0.900% due 01/15/2026		1,000	897

			9,950

Total Corporate Bonds & Notes (Cost $76,218)			70,891

MUNICIPAL BONDS & NOTES 2.0%

CALIFORNIA 1.6%

California Health Facilities Financing Authority Revenue Notes, Series 2019
2.020% due 06/01/2024		3,000	2,931

California Health Facilities Financing Authority Revenue Notes, Series 2020
1.168% due 06/01/2026		1,000	899

California Municipal Finance Authority Revenue Notes, Series 2020
1.605% due 11/01/2023		1,000	997

San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2020
1.982% due 11/01/2023		740	738

			5,565

NEW YORK 0.4%

New York City Housing Development Corp. Revenue Notes, Series 2021
0.517% due 11/01/2024		100	94
0.823% due 05/01/2025		225	208
0.923% due 11/01/2025		250	226
1.023% due 05/01/2026		650	581
1.123% due 11/01/2026		250	219

			1,328

Total Municipal Bonds & Notes (Cost $7,215)			6,893

U.S. GOVERNMENT AGENCIES 32.8%

Fannie Mae
0.700% due 07/30/2025		8,200	7,552
1.000% due 01/25/2043		4	3
3.500% due 02/25/2043 (a)		240	16
3.952% due 07/01/2035 •		1	1
4.299% due 08/01/2029 •		3	3
4.734% due 11/01/2034 •		2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.790% due 12/25/2042 ~	$3	$3
5.000% due 01/25/2040 - 07/25/2040	95	92
5.016% due 11/01/2035 •	4	4
5.315% due 05/01/2035 •	1	1
5.630% due 07/01/2042 •	6	6
5.680% due 09/01/2041 •	14	13
5.750% due 10/25/2035	3	3
5.779% due 09/25/2042 •	26	26
5.951% due 02/01/2031 •	2	2
5.972% due 08/01/2035 •	20	21
6.205% due 11/01/2035 •	3	3

Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	8,200	7,478
0.680% due 08/06/2025	8,200	7,544
0.800% due 10/28/2026	1,700	1,498
0.826% due 02/25/2031	3,026	2,508
0.996% due 08/15/2044 •	113	103
1.252% due 09/25/2030 ~(a)	13,908	825
2.000% due 11/15/2026	31	30
2.875% due 04/25/2026	1,900	1,796
2.939% due 04/25/2029	1,900	1,701
3.590% due 01/25/2025 ~	1,432	1,396
4.000% due 06/01/2048	391	356
4.773% due 12/15/2042 •	405	392
5.000% due 10/01/2033	2	2
5.466% due 06/01/2035 •	11	11
5.488% due 07/01/2035 •	2	2
5.826% due 02/25/2045 •	12	11
6.082% due 08/01/2035 •	7	8
6.138% due 10/15/2037 •	25	24
6.500% due 07/25/2043	34	35

Ginnie Mae
3.500% due 05/20/2049 - 08/20/2049	1,741	1,541
3.625% due 02/20/2032 •	3	3
3.875% due 06/20/2027 •	2	2
4.000% due 05/20/2030 •	5	5
4.000% due 06/20/2048	615	556
4.689% due 03/20/2065 •	489	483
4.995% due 04/20/2065 •	113	112
5.142% due 10/20/2066 •	441	441
5.431% due 06/20/2067 •	403	402
5.616% due 06/20/2067 •	207	206
5.668% due 04/20/2065 •	56	56
5.678% due 06/20/2065 •	76	76
5.744% due 10/20/2043 •	288	270
5.892% due 02/20/2067 •	238	237
5.932% due 07/20/2067 •	394	391
6.012% due 05/20/2066 •	37	37
6.082% due 11/20/2065 •	103	102
6.152% due 02/20/2066 •	96	96
6.230% due 08/20/2073 «•	745	750
6.474% due 11/20/2072 •	3,690	3,736
6.484% due 11/20/2072 •	4,232	4,287

Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,765	1,412
3.000% due 01/01/2052 - 04/01/2052	13,466	11,160
4.000% due 08/01/2047 - 07/01/2053	4,775	4,266
4.500% due 07/01/2053	8,964	8,238
5.500% due 01/01/2025 - 08/01/2053	889	861

Uniform Mortgage-Backed Security, TBA
4.000% due 10/01/2053	8,900	7,924
4.500% due 11/01/2053	7,600	6,981
5.000% due 10/01/2053	24,390	23,012
5.500% due 10/01/2053 - 11/01/2053	1,800	1,739

Total U.S. Government Agencies (Cost $120,366)		112,853

U.S. TREASURY OBLIGATIONS 14.6%

U.S. Treasury Notes
3.625% due 05/15/2026	37,300	36,159
4.125% due 01/31/2025 (g)	14,600	14,376

Total U.S. Treasury Obligations (Cost $51,699)		50,535

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.4%

Banc of America Funding Trust
4.646% due 05/25/2035 ~		$58	$54

Banc of America Mortgage Trust
4.776% due 03/25/2033 «~		57	51
5.347% due 08/25/2034 «~		19	18

Barclays Commercial Real Estate Trust
3.966% due 08/10/2033		2,200	2,040

Bear Stearns Adjustable Rate Mortgage Trust
3.900% due 01/25/2034 ~		3	3

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~		20	18
4.598% due 09/25/2035 ^~		6	4

Beast Mortgage Trust
6.497% due 03/15/2036 •		1,500	1,310

Beneria Cowen & Pritzer Collateral Funding Corp.
6.246% due 06/15/2038 •		2,200	1,954

BSREP Commercial Mortgage Trust
6.397% due 08/15/2038 •		3,507	3,292

BX Trust
6.081% due 04/15/2039 •		679	658

Citigroup Mortgage Loan Trust
5.504% due 01/25/2037 •		23	20
6.980% due 05/25/2035 •		1	1
7.780% due 10/25/2035 •		2	2

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~		3	3
3.861% due 11/25/2034 ~		11	10
6.537% due 02/20/2036 ^•		27	25

DBWF Mortgage Trust
6.508% due 12/19/2030 •		200	199

DROP Mortgage Trust
6.596% due 10/15/2043 •		2,200	2,056

Eurosail PLC
6.288% (SONIO/N + 1.069%) due 06/13/2045 ~	GBP	583	706

Extended Stay America Trust
6.526% due 07/15/2038 •		$3,612	3,582

First Horizon Alternative Mortgage Securities Trust
6.205% due 01/25/2035 «~		56	52

GCT Commercial Mortgage Trust
6.247% due 02/15/2038 •		1,700	1,343

Gemgarto PLC
5.809% due 12/16/2067 •	GBP	723	878

GMAC Mortgage Corp. Loan Trust
3.631% due 11/19/2035 ~		$4	3

Great Hall Mortgages PLC
5.802% due 06/18/2039 •		33	32

GS Mortgage-Backed Securities Trust
2.500% due 08/25/2052 ~		1,081	822

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~		17	15
4.244% due 06/25/2034 ~		6	6
4.353% due 09/25/2035 ~		15	14

JP Morgan Chase Commercial Mortgage Securities Trust
6.207% due 06/15/2038 •		2,200	2,147
6.246% due 04/15/2038 •		2,268	2,244

JP Morgan Mortgage Trust
5.750% due 01/25/2036 ^		21	10

Morgan Stanley Capital Trust
6.594% due 07/15/2035 •		2,800	2,781
6.616% due 12/15/2038 •		1,100	1,028

One New York Plaza Trust
6.397% due 01/15/2036 •		2,200	2,094

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.994% due 12/25/2035 •		23	21

Prime Mortgage Trust
5.834% due 02/25/2034 •		1	1

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Mortgage Securities PLC
6.469% due 06/20/2070 •	GBP	676	$827

SFO Commercial Mortgage Trust
6.596% due 05/15/2038 •		$2,200	2,003

Starwood Mortgage Trust
6.305% due 11/15/2036 •		1,840	1,795
6.497% due 04/15/2034 •		2,300	2,266

Structured Adjustable Rate Mortgage Loan Trust
6.026% due 01/25/2035 ^•		25	21
6.379% due 02/25/2034 ~		11	10

Structured Asset Mortgage Investments Trust
5.694% due 03/25/2037 •		41	13
5.942% due 07/19/2035 •		5	5
5.994% due 02/25/2036 ^•		8	6

SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,375
2.850% due 02/12/2041		300	219

Towd Point Mortgage Funding
6.304% due 10/20/2051 •	GBP	317	387
6.509% due 07/20/2045 •		1,329	1,622

VASA Trust
6.347% due 07/15/2039 •		$2,900	2,546

WaMu Mortgage Pass-Through Certificates Trust
5.704% due 12/25/2045 •		6	5
6.014% due 10/25/2045 •		33	31
6.026% due 06/25/2042 •		3	3
6.174% due 11/25/2034 •		21	20

Total Non-Agency Mortgage-Backed Securities (Cost $45,972)			42,651

ASSET-BACKED SECURITIES 8.3%

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.544% due 03/25/2035 •		1,235	1,201

Arbor Realty Commercial Real Estate Notes Ltd.
6.797% due 11/15/2036 •		1,500	1,481

Capital One Multi-Asset Execution Trust
4.950% due 10/15/2027		1,500	1,484

College Avenue Student Loans LLC
6.634% due 12/26/2047 •		2,205	2,185

Countrywide Asset-Backed Certificates Trust
5.854% due 01/25/2045 •		41	41
6.174% due 12/25/2034 •		919	891

Enterprise Fleet Financing LLC
5.760% due 10/22/2029		783	780

FHF Trust
4.430% due 01/18/2028		1,115	1,093
6.570% due 06/15/2028		990	980

Ford Credit Auto Owner Trust
6.073% due 08/15/2025 •		951	952

GE-WMC Mortgage Securities Trust
5.514% due 08/25/2036 «•		2	1

GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		1,834	1,370

Hertz Vehicle Financing LLC
5.490% due 06/25/2027		1,000	984
5.570% due 09/25/2029		1,000	976

Loanpal Solar Loan Ltd.
2.220% due 03/20/2048		856	619

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •		8	8

Master Credit Card Trust
6.163% due 01/21/2027 •		1,000	1,000

MF1 Ltd.
6.525% due 10/16/2036 •		1,750	1,720

MMAF Equipment Finance LLC
5.570% due 09/09/2025		655	653

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
5.534% due 07/25/2036 •		$8	$3

Mosaic Solar Loan Trust
2.640% due 01/20/2053		1,807	1,499

Nissan Auto Lease Trust
5.943% due 03/17/2025 •		936	936

NovaStar Mortgage Funding Trust
5.754% due 05/25/2036 •		101	98

Santander Drive Auto Receivables Trust
5.810% due 01/15/2026		556	556

Securitized Asset-Backed Receivables LLC Trust
5.554% due 12/25/2036 ^•		41	9

Service Experts Issuer
2.670% due 02/02/2032		908	827

SLM Student Loan Trust
5.466% due 10/25/2029 •		36	35

Structured Asset Investment Loan Trust
6.139% due 03/25/2034 •		50	48

Sunnova Sol Issuer LLC
2.790% due 02/22/2049		2,188	1,868
5.400% due 04/30/2058		498	471

Sunrun Demeter Issuer
2.270% due 01/30/2057		2,821	2,236

Tesla Auto Lease Trust
5.860% due 08/20/2025		1,500	1,498

Total Asset-Backed Securities (Cost $30,354)			28,503

SOVEREIGN ISSUES 1.6%

Development Bank of Japan, Inc.
0.875% due 10/10/2025	EUR	680	678

Hong Kong Government International Bond
2.500% due 05/28/2024		$1,800	1,764

Korea Development Bank
0.500% due 10/27/2023		2,100	2,092

Korea Government International Bond
2.000% due 06/19/2024		1,200	1,169

Total Sovereign Issues (Cost $5,922)			5,703

SHORT-TERM INSTRUMENTS 31.0%

COMMERCIAL PAPER 1.0%

Conagra Brands, Inc.
5.750% due 10/11/2023		1,500	1,497
5.800% due 10/19/2023		2,000	1,994

			3,491

REPURCHASE AGREEMENTS (d) 28.7%
			98,674

JAPAN TREASURY BILLS 1.3%
(0.164)% due 11/27/2023 (b)(c)	JPY	670,000	4,485

Total Short-Term Instruments (Cost $106,744)			106,650

Total Investments in Securities (Cost $444,490)			424,679

Total Investments 123.3% (Cost $444,490)			$424,679

Financial Derivative Instruments (e)(f) 0.1% (Cost or Premiums, net $420)			236

Other Assets and Liabilities, net (23.4)%			(80,625)

Net Assets 100.0%			$344,290

34	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Zero coupon security.

(c)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$53,000	U.S. Treasury Notes 1.375% due 12/31/2028	$(54,003)	$53,000	$53,024
DEU	5.370	10/02/2023	10/03/2023	45,500	U.S. Treasury Inflation Protected Securities 0.375% due 01/15/2027	(46,656)	45,500	45,500
FICC	2.600	09/29/2023	10/02/2023	174	U.S. Treasury Notes 0.250% due 09/30/2025	(178)	174	174

Total Repurchase Agreements						$(100,837)	$98,674	$98,698

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.8)%
Uniform Mortgage-Backed Security, TBA	2.500%	10/13/2052	$1,700	$(1,411)	$(1,350)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2053	14,200	(12,116)	(11,761)

Total Short Sales (3.8)%				$(13,527)	$(13,111)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$53,024	$0	$0	$53,024	$(54,003)	$(979)
DEU	45,500	0	0	45,500	(46,656)	(1,156)
FICC	174	0	0	174	(178)	(4)

Total Borrowings and Other Financing Transactions	$98,698	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(599) at a weighted average interest rate of 5.200%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	10	$10	$(4)	$(5)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	10	10	(3)	(2)

Total Written Options					$(7)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2024	115	$	27,183	$(604)	$1	$(28)
U.S. Treasury 2-Year Note December Futures	12/2023	978		198,251	(513)	95	0

					$(1,117)	$96	$(28)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
Japan Government 10-Year Bond December Futures	12/2023	1	$	(970)	$8	$2	$0
U.S. Treasury 5-Year Note December Futures	12/2023	21		(2,213)	14	0	(3)
U.S. Treasury 10-Year Note December Futures	12/2023	356		(38,470)	779	0	(72)
U.S. Treasury 10-Year Ultra December Futures	12/2023	230		(25,659)	720	0	(54)

					$1,521	$2	$(129)

Total Futures Contracts					$404	$98	$(157)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000%	Annual	03/17/2024	JPY	1,180,000	$17	$(14)	$3	$1	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		10,000	1	(2)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		99,000	0	48	48	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.200	Annual	12/15/2041		160,000	91	117	208	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		37,000	23	39	62	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.633	Annual	02/08/2052		19,000	0	27	27	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.670	Annual	02/09/2052		34,000	0	45	45	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		280,000	8	316	324	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/13/2024	$	4,500	34	41	75	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.233	Annual	09/13/2024		4,500	(21)	(32)	(53)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.270	Annual	09/13/2024		1,900	0	22	22	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.715	Annual	09/13/2024		8,600	(24)	(38)	(62)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/14/2024		4,900	0	82	82	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	09/14/2024		4,900	0	(58)	(58)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.350	Annual	09/14/2024		1,200	0	13	13	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	09/14/2024		4,900	0	(34)	(34)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		7,100	(27)	(605)	(632)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		800	(2)	(24)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		1,500	(5)	(93)	(98)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030		500	(1)	(26)	(27)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		500	(2)	(14)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		7,140	737	656	1,393	0	(11)
Pay	3-Month NZD-BBR	4.000	Semi-Annual	06/14/2024	NZD	79,400	(185)	13	(172)	0	(12)
Pay	3-Month NZD-BBR	4.500	Semi-Annual	09/13/2024		33,900	(7)	(268)	(275)	0	(8)

Total Swap Agreements							$637	$211	$848	$51	$(31)

36	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(1)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$98	$51	$149	$(7)	$(161)	$(31)	$(199)

Cash of $3,287 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Unsettled variation margin liability of $(4) for closed futures is outstanding at period end.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	11/2023		$405	JPY	58,100	$0	$(13)
	11/2023	ZAR	17,583		$919	0	(6)
	03/2024	CNH	193		27	0	0

BPS	10/2023	ZAR	12,840		685	10	(2)
	11/2023	NZD	138		84	1	0
	03/2024	IDR	4,682,868		304	2	0

BRC	11/2023	JPY	670,000		4,651	128	0

CBK	10/2023	BRL	11,145		2,307	90	0
	10/2023		$2,226	BRL	11,145	0	(9)

DUB	11/2023	EUR	4,544		$5,012	200	0
	11/2023	NZD	77		47	1	0

GLM	10/2023	BRL	11,160		2,229	8	0
	10/2023	MXN	38,088		2,177	0	(4)
	10/2023		$2,294	BRL	11,160	0	(73)
	11/2023	BRL	11,209		$2,293	73	0
	03/2024	IDR	6,279,755		409	4	0

JPM	11/2023	ZAR	3,415		178	0	(1)
	12/2023	MXN	76		4	0	0

MBC	10/2023	GBP	3,918		4,929	149	0
	11/2023	ZAR	20,841		1,086	0	(11)

MYI	11/2023		1,289		68	0	0
	03/2024	IDR	50,875,245		3,306	27	0

SCX	03/2024		4,098,088		267	3	0

TOR	10/2023		$4,768	GBP	3,918	19	(6)
	11/2023	GBP	3,525		$4,283	0	(19)
	11/2023		$1,917	JPY	271,036	0	(91)

UAG	11/2023	EUR	3,208		$3,538	141	0
	11/2023	NZD	588		357	4	0
	11/2023		$343	JPY	48,650	0	(16)

Total Forward Foreign Currency Contracts						$860	$(251)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088%	11/03/2023	3,800	$ (28)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	3,800	(28)	(84)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	2,600	(10)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	2,600	(9)	(40)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	7,700	(60)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	7,700	(60)	(173)

							$ (195)	$(300)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	$95.219	10/05/2023	500	$(3)	$(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	98.219	10/05/2023	500	(2)	0

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.219	10/05/2023	800	(5)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053	95.438	10/05/2023	900	(5)	(10)

					$(15)	$(23)

Total Written Options					$(210)	$(323)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$0	$0	$0	$(19)	$0	$0	$(19)	$(19)	$0	$(19)
BPS	13	0	0	13	(2)	0	0	(2)	11	0	11
BRC	128	0	0	128	0	0	0	0	128	0	128
CBK	90	0	0	90	(9)	0	0	(9)	81	0	81
DUB	201	0	0	201	0	0	0	0	201	0	201
GLM	85	0	0	85	(77)	(300)	0	(377)	(292)	266	(26)
JPM	0	0	0	0	(1)	(5)	0	(6)	(6)	0	(6)
MBC	149	0	0	149	(11)	0	0	(11)	138	0	138
MYI	27	0	0	27	0	0	0	0	27	0	27
SAL	0	0	0	0	0	(18)	0	(18)	(18)	0	(18)
SCX	3	0	0	3	0	0	0	0	3	0	3
TOR	19	0	0	19	(116)	0	0	(116)	(97)	0	(97)
UAG	145	0	0	145	(16)	0	0	(16)	129	0	129

Total Over the Counter	$860	$0	$0	$860	$(251)	$(323)	$0	$(574)

(g)

Securities with an aggregate market value of $266 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$98	$98
Swap Agreements	0	0	0	0	51	51

	$0	$0	$0	$0	$149	$149

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$860	$0	$860

	$0	$0	$0	$860	$149	$1,009

38	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	0	0	161	161
Swap Agreements	0	0	0	0	31	31

	$0	$0	$0	$0	$199	$199

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$251	$0	$251
Written Options	0	0	0	0	323	323

	$0	$0	$0	$251	$323	$574

	$0	$0	$0	$251	$522	$773

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$24	$24
Futures	0	0	0	0	(106)	(106)
Swap Agreements	0	0	0	0	(1,806)	(1,806)

	$0	$0	$0	$0	$(1,888)	$(1,888)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,953	$0	$1,953
Purchased Options	0	0	0	0	17	17
Written Options	0	0	0	0	55	55

	$0	$0	$0	$1,953	$72	$2,025

	$0	$0	$0	$1,953	$(1,816)	$137

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$179	$179
Futures	0	0	0	0	(544)	(544)
Swap Agreements	0	0	0	0	1,799	1,799

	$0	$0	$0	$0	$1,434	$1,434

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$211	$0	$211
Purchased Options	0	0	0	0	14	14
Written Options	0	0	0	0	(177)	(177)

	$0	$0	$0	$211	$(163)	$48

	$0	$0	$0	$211	$1,271	$1,482

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Schedule of Investments	PIMCO Low Duration ESG Fund	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$55,968	$0	$55,968
Industrials	0	4,973	0	4,973
Utilities	0	9,950	0	9,950
Municipal Bonds & Notes
California	0	5,565	0	5,565
New York	0	1,328	0	1,328
U.S. Government Agencies	0	112,103	750	112,853
U.S. Treasury Obligations	0	50,535	0	50,535
Non-Agency Mortgage-Backed Securities	0	42,530	121	42,651
Asset-Backed Securities	0	28,502	1	28,503
Sovereign Issues	0	5,703	0	5,703
Short-Term Instruments
Commercial Paper	0	3,491	0	3,491
Repurchase Agreements	0	98,674	0	98,674
Japan Treasury Bills	0	4,485	0	4,485

Total Investments	$0	$423,807	$872	$424,679

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,111)	$0	$(13,111)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	147	0	149
Over the counter	0	860	0	860

	$2	$1,007	$0	$1,009

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(195)	0	(195)
Over the counter	0	(574)	0	(574)

	$0	$(769)	$0	$(769)

Total Financial Derivative Instruments	$2	$238	$0	$240

Totals	$2	$410,934	$872	$411,808

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

40	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO Short Asset Investment Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.3%

CORPORATE BONDS & NOTES 49.8%

BANKING & FINANCE 29.0%

AerCap Ireland Capital DAC
1.150% due 10/29/2023	$24,328	$24,237
2.875% due 08/14/2024	5,000	4,858

American Express Co.
5.571% (SOFRINDX + 0.230%) due 11/03/2023 ~	2,760	2,760
6.061% (SOFRINDX + 0.720%) due 05/03/2024 ~	2,904	2,907

American Honda Finance Corp.
5.841% (TSFR3M + 0.542%) due 01/12/2024 ~	2,221	2,221

American Tower Corp.
0.600% due 01/15/2024	18,876	18,583
5.000% due 02/15/2024	11,500	11,455

Athene Global Funding
0.950% due 01/08/2024	16,387	16,153
1.000% due 04/16/2024	2,660	2,579
1.200% due 10/13/2023	12,487	12,469
2.514% due 03/08/2024	1,550	1,523
2.750% due 06/25/2024	3,683	3,586

Banco Santander SA
2.706% due 06/27/2024	11,529	11,235
3.892% due 05/24/2024	14,190	13,980
5.742% due 06/30/2024 •	5,000	4,991
6.582% (SOFRRATE + 1.240%) due 05/24/2024 ~	1,100	1,105

Bank of America Corp.
5.754% (SOFRRATE + 0.410%) due 06/14/2024 ~	28,537	28,496
6.002% (SOFRRATE + 0.660%) due 02/04/2025 ~	8,000	7,993
6.062% due 10/24/2024 •	400	400

Bank of Montreal
5.694% (SOFRINDX + 0.350%) due 12/08/2023 ~	1,773	1,773

Bank of Nova Scotia
5.745% (SOFRINDX + 0.445%) due 04/15/2024 ~	9,837	9,835
6.304% (SOFRINDX + 0.960%) due 03/11/2024 ~	19,750	19,794

Banque Federative du Credit Mutuel SA
0.650% due 02/27/2024	2,305	2,256

Barclays PLC
1.007% due 12/10/2024 •	14,775	14,615
3.932% due 05/07/2025 •	20,135	19,832

BNP Paribas SA
3.800% due 01/10/2024	31,683	31,480

Canadian Imperial Bank of Commerce
5.744% (SOFRINDX + 0.400%) due 12/14/2023 ~	2,585	2,585

Citigroup, Inc.
0.776% due 10/30/2024 •	10,000	9,954

CNH Industrial Capital LLC
4.200% due 01/15/2024	10,797	10,737

Credit Suisse AG
3.625% due 09/09/2024	32,000	31,156

DBS Group Holdings Ltd.
5.954% (SOFRRATE + 0.610%) due 09/12/2025 ~	16,500	16,493

Deutsche Bank AG
0.898% due 05/28/2024 (b)	2,000	1,931
0.962% due 11/08/2023	13,445	13,365
3.700% due 05/30/2024	2,000	1,964
5.842% due 11/08/2023 •	19,016	19,015

DNB Bank ASA
2.968% due 03/28/2025 •	2,430	2,390

Federation des Caisses Desjardins du Quebec
0.700% due 05/21/2024	847	819
2.050% due 02/10/2025	330	312
5.772% (SOFRRATE + 0.430%) due 05/21/2024 ~	29,568	29,536

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Five Corners Funding Trust
4.419% due 11/15/2023	$5,075	$5,062

GA Global Funding Trust
1.000% due 04/08/2024	15,400	14,944
1.250% due 12/08/2023	7,985	7,907

General Motors Financial Co., Inc.
3.950% due 04/13/2024	3,000	2,960
5.100% due 01/17/2024	6,145	6,126
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~	11,190	11,199

Goldman Sachs Group, Inc.
5.700% due 11/01/2024	29,000	28,899
5.844% (SOFRRATE + 0.500%) due 09/10/2024 ~	2,250	2,246
6.734% (SOFRRATE + 1.390%) due 03/15/2024 ~	700	703
7.266% (TSFR3M + 1.862%) due 11/29/2023 ~	4,939	4,949

ING Groep NV
4.100% due 10/02/2023	30,200	30,200
6.533% (US0003M + 1.000%) due 10/02/2023 ~	11,575	11,575

Jackson Financial, Inc.
1.125% due 11/22/2023	20,186	20,034

JPMorgan Chase & Co.
3.220% due 03/01/2025 •	3,526	3,480
4.023% due 12/05/2024 •	9,500	9,458

Lloyds Banking Group PLC
3.900% due 03/12/2024	1,475	1,460

Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •	30,000	29,179

Morgan Stanley
5.790% (SOFRRATE + 0.455%) due 01/25/2024 ~	29,355	29,352
5.808% (SOFRRATE + 0.466%) due 11/10/2023 ~	5,731	5,731
5.957% (SOFRRATE + 0.625%) due 01/24/2025 ~	7,000	6,989

Nationwide Building Society
0.550% due 01/22/2024	24,168	23,772

NatWest Group PLC
4.269% due 03/22/2025 •	7,981	7,897

NatWest Markets PLC
0.800% due 08/12/2024	12,351	11,809
5.871% (SOFRRATE + 0.530%) due 08/12/2024 ~	500	499

New York Life Global Funding
5.678% (SOFRINDX + 0.360%) due 10/21/2023 ~	2,550	2,550
5.775% (SOFRINDX + 0.430%) due 06/06/2024 ~	22,000	22,012

ORIX Corp.
4.050% due 01/16/2024	24,278	24,126

Pacific Life Global Funding
6.145% (SOFRRATE + 0.800%) due 12/06/2024 ~	9,000	8,958

Protective Life Global Funding
3.104% due 04/15/2024	4,730	4,659

Royal Bank of Canada
5.782% (SOFRINDX + 0.450%) due 10/26/2023 ~	800	800
6.190% (TSFR3M + 0.922%) due 10/05/2023 ~	570	570

Santander U.K. PLC
2.875% due 06/18/2024	1,503	1,470

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	930	917

Societe Generale SA
3.875% due 03/28/2024	20,700	20,443

Sumitomo Mitsui Financial Group, Inc.
6.372% (TSFR3M + 1.062%) due 10/16/2023 ~	11,733	11,735

Toronto-Dominion Bank
5.699% (SOFRRATE + 0.355%) due 03/04/2024 ~	2,887	2,887

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.254% (SOFRRATE + 0.910%) due 03/08/2024 ~	$11,003	$11,026

Toyota Motor Credit Corp.
5.613% (SOFRINDX + 0.330%) due 01/11/2024 ~	6,935	6,934
5.830% due 08/22/2024 •	25,000	25,027
5.930% due 06/13/2024 •	5,000	5,006
5.995% (SOFRINDX + 0.650%) due 12/29/2023 ~	3,435	3,438
6.060% due 12/11/2023 •	14,933	14,947

UBS AG
5.701% (SOFRRATE + 0.360%) due 02/09/2024 ~	3,253	3,254

Westpac Banking Corp.
6.435% (TSFR3M + 1.032%) due 02/26/2024 ~	2,113	2,117

		860,679

INDUSTRIALS 16.0%

7-Eleven, Inc.
0.800% due 02/10/2024	12,978	12,733

Arrow Electronics, Inc.
3.250% due 09/08/2024	29,185	28,404

Baxter International, Inc.
5.604% (SOFRINDX + 0.260%) due 12/01/2023 ~	8,848	8,841

Bayer U.S. Finance LLC
3.375% due 07/15/2024	7,500	7,340
3.875% due 12/15/2023	12,118	12,068
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~	16,312	16,321

Berry Global, Inc.
0.950% due 02/15/2024	1,795	1,746

Boeing Co.
1.433% due 02/04/2024	29,638	29,170
1.950% due 02/01/2024	4,686	4,622

Charter Communications Operating LLC
4.500% due 02/01/2024	20,948	20,837
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~	4,733	4,749

Conagra Brands, Inc.
4.300% due 05/01/2024	16,872	16,699

Cox Communications, Inc.
3.150% due 08/15/2024	2,915	2,845

Daimler Truck Finance North America LLC
1.125% due 12/14/2023	3,295	3,263
6.270% (SOFRRATE + 1.000%) due 04/05/2024 ~	2,150	2,154

Enbridge, Inc.
5.972% (SOFRINDX + 0.630%) due 02/16/2024 ~	25,512	25,514

Energy Transfer LP
3.900% due 05/15/2024	17,264	17,038
4.250% due 04/01/2024	10,000	9,911
4.500% due 11/01/2023	7,705	7,694
4.500% due 04/15/2024	3,825	3,793
4.900% due 02/01/2024	2,100	2,092
5.875% due 01/15/2024	2,000	1,999

Fox Corp.
4.030% due 01/25/2024	3,696	3,670

Haleon U.S. Capital LLC
3.024% due 03/24/2024	7,519	7,411

HCA, Inc.
5.000% due 03/15/2024	29,766	29,618

Hyundai Capital America
0.800% due 01/08/2024	7,650	7,543
1.000% due 09/17/2024	7,486	7,134
6.491% due 08/04/2025 •	14,800	14,809

JDE Peet’s NV
0.800% due 09/24/2024	7,870	7,472

Keurig Dr Pepper, Inc.
0.750% due 03/15/2024	2,400	2,344

Marubeni Corp.
3.560% due 04/26/2024	5,000	4,931

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Microchip Technology, Inc.
0.972% due 02/15/2024	$5,007	$4,915

Mitsubishi Corp.
2.500% due 07/09/2024	5,729	5,577
3.375% due 07/23/2024	2,000	1,958

Mondelez International, Inc.
2.125% due 03/17/2024	1,000	983

NetApp, Inc.
3.300% due 09/29/2024	8,178	7,955

NXP BV
4.875% due 03/01/2024	1,625	1,617

Panasonic Holdings Corp.
2.679% due 07/19/2024	16,305	15,882

Penske Truck Leasing Co. LP
3.450% due 07/01/2024	15,100	14,815

Revvity, Inc.
0.850% due 09/15/2024	30,019	28,534

SK Hynix, Inc.
1.000% due 01/19/2024	12,141	11,949

Starbucks Corp.
5.762% (SOFRINDX + 0.420%) due 02/14/2024 ~	1,617	1,617

Volkswagen Group of America Finance LLC
4.250% due 11/13/2023	1,400	1,397
6.274% (SOFRRATE + 0.930%) due 09/12/2025 ~	1,400	1,402
6.294% (SOFRRATE + 0.950%) due 06/07/2024 ~	38,475	38,532

Walgreens Boots Alliance, Inc.
0.950% due 11/17/2023	3,775	3,751

Westinghouse Air Brake Technologies Corp.
4.150% due 03/15/2024	7,400	7,331

		472,980

UTILITIES 4.8%

American Electric Power Co., Inc.
2.031% due 03/15/2024	5,000	4,907

AT&T, Inc.
6.852% (TSFR3M + 1.442%) due 06/12/2024 ~	26,584	26,742

British Telecommunications PLC
4.500% due 12/04/2023	8,733	8,706

Chugoku Electric Power Co., Inc.
2.401% due 08/27/2024	3,300	3,184
3.488% due 02/28/2024	13,028	12,884

Dominion Energy, Inc.
3.071% due 08/15/2024 þ	3,000	2,922

Edison International
3.550% due 11/15/2024	5,374	5,224

Enel Finance International NV
2.650% due 09/10/2024	1,200	1,161

Kansai Electric Power Co., Inc.
2.550% due 09/17/2024	250	242

Mississippi Power Co.
5.645% (SOFRRATE + 0.300%) due 06/28/2024 ~	5,000	4,979

NextEra Energy Capital Holdings, Inc.
5.741% (SOFRINDX + 0.400%) due 11/03/2023 ~	38,583	38,582
6.365% (SOFRINDX + 1.020%) due 03/21/2024 ~	1,530	1,531

Pacific Gas & Electric Co.
1.700% due 11/15/2023	5,000	4,972
3.250% due 02/16/2024	11,500	11,367

Shell International Finance BV
6.031% (TSFR3M + 0.662%) due 11/13/2023 ~	307	307

Southern California Edison Co.
6.175% (SOFRINDX + 0.830%) due 04/01/2024 ~	14,827	14,828

		142,538

Total Corporate Bonds & Notes (Cost $1,477,027)		1,476,197

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 6.3%

Fannie Mae
3.168% due 08/25/2050 •	$2,622	$2,487
4.814% due 12/25/2044 •	10,965	10,600
4.849% due 09/25/2049 •	5,008	4,824
4.944% due 11/25/2044 •	1,925	1,877
4.969% due 05/25/2050 •	5,928	5,905
4.973% due 09/25/2055 •	1,856	1,794
5.055% due 05/01/2038 •	2,513	2,560
5.729% due 04/25/2036 - 06/25/2042 •	964	937
5.779% due 07/25/2036 - 06/25/2043 •	159	155
5.829% due 02/25/2042 •	299	293
5.879% due 08/25/2049 •	291	280
5.929% due 02/25/2042 •	217	212
5.949% due 03/25/2042 •	39	38
5.969% due 07/25/2037 •	43	42
5.979% due 10/25/2041 •	68	67

Federal Home Loan Bank
5.640% due 09/16/2024	5,000	4,995
5.660% due 09/20/2024	7,000	6,993

Freddie Mac
1.000% due 09/15/2044 - 11/25/2050	24,145	19,518
4.572% due 05/15/2041 •	610	587
4.699% due 06/15/2040 •	1,188	1,143
4.726% due 05/15/2038 •	575	552
4.915% due 10/15/2037 •	6,256	6,104
5.680% due 04/03/2025	28,000	27,967
5.728% due 04/15/2037 •	203	197
5.730% due 04/03/2025	28,000	27,976
5.758% due 07/15/2037 •	172	168
5.800% due 07/03/2025 (d)	29,000	28,967
5.828% due 03/15/2040 - 11/15/2043 •	338	331
5.878% due 06/15/2049 •	2,336	2,248
5.928% due 08/15/2041 •	8	8
5.948% due 12/15/2041 •	245	239
5.978% due 09/15/2037 - 11/15/2041 •	428	421
6.008% due 07/15/2037 •	391	384
6.028% due 11/15/2037 •	46	45
6.378% due 01/15/2032 •	116	116
6.428% due 01/15/2039 •	28	28
6.926% due 05/15/2033 •	100	100

Ginnie Mae
4.629% due 10/20/2065 •	7	7
4.645% due 02/20/2066 •	7	7
4.810% due 08/20/2061 •	22	22
5.000% due 04/20/2037 •	511	494
5.659% due 09/20/2067 •	872	874
5.832% due 01/20/2068 •	101	101
5.864% due 07/20/2043 •	370	355
5.889% due 06/20/2049 •	4,367	4,225
5.899% due 05/20/2049 •	1,432	1,370
5.902% due 08/20/2065 •	589	586
5.932% due 12/20/2060 - 07/20/2064 •	623	617
5.937% due 09/20/2066 ~	2,881	2,919
6.002% due 04/20/2062 •	221	220
6.145% due 01/16/2040 •	696	688
6.179% due 02/20/2040 •	534	529
6.182% due 08/20/2067 •	831	826
6.189% due 03/20/2040 •	1,623	1,607
6.209% due 04/20/2040 •	1,213	1,203
6.239% due 03/20/2040 •	1,271	1,261
7.311% due 06/20/2071 •	6,981	7,127

Total U.S. Government Agencies (Cost $193,303)		186,196

U.S. TREASURY OBLIGATIONS 1.3%

U.S. Treasury Notes
5.000% due 08/31/2025 (d)	40,000	39,922

Total U.S. Treasury Obligations (Cost $40,082)		39,922

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%

280 Park Avenue Mortgage Trust
6.510% due 09/15/2034 •	$890	$866

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	3,881	3,052

BAMLL Commercial Mortgage Securities Trust
6.480% due 09/15/2034 •	1,000	996

Barclays Commercial Mortgage Securities Trust
6.630% due 07/15/2037 •	3,100	3,051

BX Commercial Mortgage Trust
6.176% due 10/15/2036 •	14,155	13,889

BX Trust
6.534% due 10/15/2036 •	5,000	4,902

COLT Mortgage Loan Trust
1.397% due 10/25/2066 ~	13,013	10,052

Commercial Mortgage Trust
3.421% due 07/10/2048	2,346	2,292
3.732% due 08/10/2049 ~	1,000	919
6.380% due 06/15/2034 •	7,700	6,838

CRSNT Commercial Mortgage Trust
6.274% due 04/15/2036 •	15,000	14,197

CSAIL Commercial Mortgage Trust
3.351% due 04/15/2050	2,178	2,140
3.718% due 08/15/2048	9,396	8,900

GS Mortgage-Backed Securities Trust
5.000% due 01/25/2052 •	785	716

Hilton USA Trust
2.828% due 11/05/2035	10,000	7,952

JP Morgan Chase Commercial Mortgage Securities Trust
6.562% due 11/15/2038 •	12,400	12,183

JPMBB Commercial Mortgage Securities Trust
3.017% due 02/15/2048	717	694

Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~	631	626

MFA Trust
1.381% due 04/25/2065 ~	3,127	2,838

Natixis Commercial Mortgage Securities Trust
3.917% due 11/15/2032 ~	4,000	3,468

OBX Trust
1.957% due 10/25/2061 ~	11,738	9,255
2.305% due 11/25/2061 ~	11,012	9,165
2.783% due 01/25/2062 þ	12,141	10,947

RESIMAC Premier
6.144% due 07/10/2052 •	1,258	1,255

Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	5,217	4,663
3.750% due 05/25/2058 ~	11,064	10,490
6.434% due 05/25/2058 •	824	831

Total Non-Agency Mortgage-Backed Securities (Cost $165,515)		147,177

ASSET-BACKED SECURITIES 20.2%

ACAS CLO Ltd.
6.462% due 10/18/2028 •	5,265	5,249

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •	2,351	2,351

Apex Credit CLO Ltd.
6.649% due 09/20/2029 •	4,638	4,649

Apidos CLO
6.472% due 07/18/2029 •	15,461	15,439
6.500% due 07/17/2030 •	6,346	6,329

AREIT Trust
6.525% due 11/17/2038 •	3,322	3,277

Ares CLO Ltd.
6.440% due 01/15/2029 •	633	632
6.740% due 10/15/2030 •	1,040	1,040

BHG Securitization Trust
0.900% due 10/17/2034	2,327	2,239

BMW Vehicle Lease Trust
5.270% due 02/25/2025	8,374	8,356

42	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •	$12,129	$12,148

Capital One Multi-Asset Execution Trust
6.027% due 07/15/2027 •	16,500	16,513

Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •	18,829	18,766

Carmax Auto Owner Trust
5.230% due 01/15/2026	4,767	4,753

Carmax Auto Owner Trust
6.213% due 12/15/2025 •	11,598	11,617

Catamaran CLO Ltd.
6.707% due 04/22/2030 •	13,036	13,010

CBAM Ltd.
6.590% due 04/17/2031 •	9,935	9,890
6.838% due 07/20/2030 •	958	959

Chesapeake Funding LLC
0.870% due 08/15/2032	1,239	1,225
6.078% due 08/15/2032 •	1,549	1,549

CIFC Funding Ltd.
6.557% due 10/24/2030 •	468	467

Citibank Credit Card Issuance Trust
6.052% due 08/07/2027 •	16,500	16,498
6.058% due 04/22/2026 •	26,500	26,569

Citizens Auto Receivables Trust
6.263% due 07/15/2026 •	7,000	7,019

CNH Equipment Trust
5.900% due 02/16/2027	4,300	4,303

Crestline Denali CLO Ltd.
6.618% due 04/20/2030 •	9,811	9,794

Daimler Trucks Retail Trust
6.030% due 09/15/2025	4,000	4,002

Discover Card Execution Note Trust
6.047% due 12/15/2026 •	16,500	16,517

DLLAA LLC
5.631% due 08/20/2024	5,787	5,788

Dryden Senior Loan Fund
6.570% due 07/15/2030 •	1,409	1,406

Fifth Third Auto Trust
5.843% due 11/16/2026 •	14,300	14,308

Ford Credit Auto Lease Trust
5.963% due 06/15/2025 •	8,481	8,486

Generate CLO Ltd.
6.838% due 10/20/2029 •	6,138	6,146

GM Financial Automobile Leasing Trust
5.864% due 06/20/2025 •	8,133	8,138

GM Financial Automobile Leasing Trust
2.930% due 10/21/2024	1,944	1,939

GM Financial Consumer Automobile Receivables Trust
5.933% due 03/16/2026 •	10,947	10,956

GoldenTree Loan Management U.S. CLO Ltd.
6.498% due 11/20/2030 •	1,721	1,717

GoldenTree Loan Opportunities Ltd.
6.741% due 10/29/2029 •	3,213	3,215

Halseypoint CLO Ltd.
7.081% due 11/30/2032 •	1,600	1,600

Harley Davidson Motorcycle Trust
5.843% due 06/15/2026 •	3,233	3,231

Harley Davidson Motorcycle Trust
5.320% due 06/15/2026	3,740	3,727

Hertz Vehicle Financing LLC
3.370% due 03/25/2025	9,300	9,235

Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	9,000	8,963
5.710% due 03/18/2026	6,200	6,196

ICG U.S. CLO Ltd.
6.747% due 01/24/2032 •	1,900	1,883

KKR CLO Ltd.
6.520% due 07/15/2030 •	20,763	20,675

Kubota Credit Owner Trust
5.610% due 07/15/2026	20,000	19,928

LAD Auto Receivables Trust
5.930% due 06/15/2027	10,964	10,938

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM LP
6.452% due 07/19/2027 •	$2,013	$2,012

LCM Ltd.
6.668% due 04/20/2031 •	2,000	1,991

Madison Park Funding Ltd.
6.320% due 04/15/2029 •	3,307	3,293
6.732% due 04/19/2033 •	5,550	5,548

Marathon Static CLO Ltd.
7.152% due 07/20/2030 •	2,000	2,000

Master Credit Card Trust
6.163% due 01/21/2027 •	4,000	4,001

Mercedes-Benz Auto Receivables Trust
5.090% due 01/15/2026	12,468	12,425
5.260% due 10/15/2025	7,547	7,531

MF1 Ltd.
6.525% due 10/16/2036 •	3,999	3,930

MFA Trust
2.363% due 03/25/2060 þ	4,852	4,674

MMAF Equipment Finance LLC
2.770% due 02/13/2025	5,331	5,287
5.790% due 11/13/2026	5,100	5,090

Navient Private Education Loan Trust
6.167% due 12/15/2059 •	2,681	2,660

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	5,805	5,258
1.580% due 04/15/2070	8,890	7,513
1.690% due 05/15/2069	2,187	1,962
2.230% due 07/15/2070	1,284	1,110
3.130% due 02/15/2068	830	787

Nelnet Student Loan Trust
1.420% due 04/20/2062	2,236	1,993

Neuberger Berman CLO Ltd.
6.628% due 04/20/2031 •	1,000	996

Nissan Auto Lease Trust
0.520% due 08/15/2024	3,956	3,946
5.943% due 03/17/2025 •	17,737	17,744

OSD CLO Ltd.
6.440% due 04/17/2031 •	15,019	14,941

Palmer Square Loan Funding Ltd.
6.388% due 07/20/2029 •	14,248	14,191

Pawneee Equipment Receivables LLC
1.100% due 07/15/2027	6,784	6,588

PHEAA Student Loan Trust
6.379% due 11/25/2065 •	2,523	2,525

Race Point CLO Ltd.
6.510% due 10/15/2030 •	2,923	2,913

Saranac CLO Ltd.
6.807% due 08/13/2031 •	1,400	1,396

SLM Private Credit Student Loan Trust
5.981% due 12/15/2038 •	1,554	1,506

Sound Point CLO Ltd.
6.507% due 01/23/2029 •	8,200	8,197
6.597% due 01/23/2029 •	4	4

TCI-Symphony CLO Ltd.
6.583% due 10/13/2032 •	800	796

TCW CLO Ltd.
6.583% due 04/25/2031 •	1,893	1,889

Tesla Auto Lease Trust
0.360% due 09/22/2025	58	58
5.860% due 08/20/2025	1,000	999
6.020% due 09/22/2025	2,500	2,500

Towd Point HE Trust
0.918% due 02/25/2063 ~	2,458	2,308

Trinitas CLO Ltd.
6.643% due 10/25/2028 •	88	88

Venture CLO Ltd.
6.450% due 04/15/2027 •	2,594	2,593
6.578% due 07/20/2030 •	2,614	2,603
6.616% due 09/07/2030 •	13,184	13,150

Vibrant CLO Ltd.
6.609% due 06/20/2029 •	1,248	1,247

Volkswagen Auto Loan Enhanced Trust
5.835% due 12/21/2026 •	20,000	20,011

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wellfleet CLO Ltd.
6.478% due 04/20/2029 •	$5,678	$5,675

Wellman Park CLO Ltd.
6.670% due 07/15/2034 •	2,000	1,992

World Omni Auto Receivables Trust
3.730% due 03/16/2026	7,596	7,531
6.163% due 03/16/2026 •	7,975	7,989

Total Asset-Backed Securities (Cost $602,527)		599,076

SOVEREIGN ISSUES 2.3%

CDP Financial, Inc.
5.742% (SOFRINDX + 0.400%) due 05/19/2025 ~	13,825	13,829

CPPIB Capital, Inc.
6.508% (SOFRINDX + 1.250%) due 04/04/2025 ~	54,714	55,454

Total Sovereign Issues (Cost $69,266)		69,283

SHORT-TERM INSTRUMENTS 18.4%

COMMERCIAL PAPER 17.1%

Amcor Flexibles North America, Inc.
5.550% due 10/17/2023	20,700	20,642

American Electric Power Co., Inc.
5.580% due 10/23/2023	3,200	3,188

Arrow Electronics, Inc.
5.850% due 10/02/2023	35,450	35,433
5.900% due 10/25/2023 (a)	2,600	2,589
5.900% due 10/26/2023 (a)	7,500	7,466

AT&T, Inc.
5.700% due 11/21/2023	600	595

Bacardi Martini BV
6.000% due 10/11/2023	29,800	29,746

Conagra Brands, Inc.
5.800% due 10/19/2023	12,400	12,360

Crown Castle, Inc.
6.000% due 11/02/2023	21,100	20,984
6.050% due 10/03/2023	12,300	12,292
6.050% due 10/05/2023	10,800	10,790

Discovery Communications LLC
5.970% due 10/16/2023 (a)	29,400	29,316

Dominion Resources, Inc.
5.570% due 10/30/2023	30,300	30,157

Enel Finance America LLC
5.550% due 10/18/2023	10,750	10,719

Energy Transfer LP
5.850% due 10/04/2023	1,200	1,199

Equifax, Inc.
5.550% due 10/16/2023	11,000	10,971

Fidelity National Information services, Inc.
5.550% due 10/12/2023	18,750	18,713

Global Payments, Inc.
6.030% due 10/10/2023	2,600	2,595
6.030% due 10/11/2023	32,600	32,534
6.030% due 10/16/2023	17,100	17,051

Haleon UK Capital PLC
5.600% due 10/11/2023	5,500	5,490

Humana, Inc.
5.550% due 10/18/2023	9,200	9,173
5.550% due 10/19/2023	9,400	9,371
5.550% due 10/23/2023	700	697

Intercontinental Exchange,Inc.
5.560% due 10/16/2023	15,550	15,508
5.560% due 10/25/2023	14,250	14,192

L3Harris Technologies, Inc.
5.650% due 10/03/2023	9,900	9,894

LVMH Moet Hennessy Louis Vuitton SE
5.490% due 01/29/2024	14,000	13,744

Marathon Oil Corp.
6.000% due 10/06/2023	19,600	19,579
6.030% due 10/13/2023	9,800	9,779

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Quanta Services, Inc.
5.900% due 10/10/2023	$21,700	$21,662

Targa Resources Corp.
6.150% due 10/05/2023	1,200	1,199
6.150% due 10/11/2023	28,500	28,451
6.150% due 10/27/2023	7,300	7,270

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	15,100	15,093
6.050% due 10/03/2023	15,100	15,090
6.050% due 10/13/2023	1,400	1,397

		506,929

REPURCHASE AGREEMENTS (c) 0.1%
		3,388

SHORT-TERM NOTES 1.2%

American Honda Finance Corp.
5.937% (SOFRINDX + 0.620%) due 06/07/2024 ~	26,091	26,115

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carmax Auto Owner Trust
5.631% due 07/15/2024	$2,444	$2,444

Kubota Credit Owner Trust
5.622% due 07/15/2024	6,509	6,510

Toyota Motor Credit Corp.
5.699% due 02/22/2024 •	967	967

		36,036

Total Short-Term Instruments (Cost $546,552)		546,353

Total Investments in Securities (Cost $3,094,272)		3,064,204

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III	7,121	$69

Total Short-Term Instruments (Cost $70)		69

Total Investments in Affiliates (Cost $70)		69

Total Investments 103.3% (Cost $3,094,342)		$3,064,273

Financial Derivative Instruments (e) (0.0)% (Cost or Premiums, net $0)		(197)

Other Assets and Liabilities, net (3.3)%		(97,966)

Net Assets 100.0%		$2,966,110

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	0.898%	05/28/2024	09/13/2023	$ 1,932	$1,931	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.270%	09/29/2023	10/02/2023	$2,900	U.S. Treasury Bonds 1.750% due 08/15/2041	$(2,960)	$2,900	$2,901
FICC	2.600	09/29/2023	10/02/2023	488	U.S. Treasury Notes 5.000% due 08/31/2025	(498)	488	488

Total Repurchase Agreements						$(3,458)	$3,388	$3,389

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	5.310%	09/29/2023	10/02/2023	$(40,100)	$(40,118)

Total Reverse Repurchase Agreements					$(40,118)

44	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)
BCY	5.410%	09/29/2023	10/03/2023	$(23,934)	$(23,945)

Total Sale-Buyback Transactions					$(23,945)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$2,901	$(40,118)	$0	$(37,217)	$36,962	$(255)
FICC	488	0	0	488	(498)	(10)

Master Securities Forward Transaction Agreement
BCY	0	0	(23,945)	(23,945)	23,573	(372)

Total Borrowings and Other Financing Transactions	$3,389	$(40,118)	$(23,945)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(40,118)	$0	$0	$(40,118)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(23,945)	0	0	(23,945)

Total Borrowings	$0	$(64,063)	$0	$0	$(64,063)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(64,063)

(d)	Securities with an aggregate market value of $63,495 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(7,787) at a weighted average interest rate of 4.961%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(4) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2025	612	$(145,977)	$502	$0	$(38)
U.S. Treasury 2-Year Note December Futures	12/2023	302	(61,219)	153	0	(31)
U.S. Treasury 5-Year Note December Futures	12/2023	344	(36,244)	289	0	(54)
U.S. Treasury 10-Year Note December Futures	12/2023	86	(9,293)	198	0	(17)
U.S. Treasury 10-Year Ultra December Futures	12/2023	166	(18,519)	520	0	(39)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	48	(5,697)	420	0	(18)

Total Futures Contracts				$2,082	$0	$(197)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO Short Asset Investment Fund	(Cont.)	September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(197)	$0	$(197)

Cash of $5,721 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$197	$197

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$7,931	$7,931
Swap Agreements	0	(829)	0	0	(1)	(830)

	$0	$(829)	$0	$0	$7,930	$7,101

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6,941	$6,941
Swap Agreements	0	316	0	0	0	316

	$0	$316	$0	$0	$6,941	$7,257

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$860,679	$0	$860,679
Industrials	0	472,980	0	472,980
Utilities	0	142,538	0	142,538
U.S. Government Agencies	0	186,196	0	186,196
U.S. Treasury Obligations	0	39,922	0	39,922
Non-Agency Mortgage-Backed Securities	0	147,177	0	147,177
Asset-Backed Securities	0	599,076	0	599,076
Sovereign Issues	0	69,283	0	69,283
Short-Term Instruments
Commercial Paper	0	506,929	0	506,929
Repurchase Agreements	0	3,388	0	3,388
Short-Term Notes	0	36,036	0	36,036

	$0	$3,064,204	$0	$3,064,204

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$69	$0	$0	$69

Total Investments	$69	$3,064,204	$0	$3,064,273

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(197)	$0	$(197)

Total Financial Derivative Instruments	$0	$(197)	$0	$(197)

Totals	$69	$3,064,007	$0	$3,064,076

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

46	PIMCO SHORT DURATION STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, I-2, I-3, Administrative Class, Class A and Class C shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of

Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. Certain Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Notes to Financial Statements	(Cont.)

(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO Government Money Market Fund	Daily	Monthly

PIMCO Low Duration Fund II	Daily	Monthly

PIMCO Low Duration ESG Fund	Daily	Monthly

PIMCO Short Asset Investment Fund	Daily	Monthly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has

48	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2023	(Unaudited)

determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2023, the SEC adopted reforms to the money market fund regulatory framework. In connection with these regulatory changes, the SEC removed the ability of a money market fund to temporarily suspend redemptions (i.e., impose a “redemption gate”), except under extraordinary circumstances as part of a liquidation. Additionally, the Securities and Exchange Commission removed provisions in the rules governing money market funds that tied a money market fund’s ability to impose liquidity fees to its level of weekly liquid assets. A government money market fund, such as PIMCO Government Money Market Fund, will continue to have the ability to impose a liquidity fee after providing appropriate notice to shareholders. Although the Board of Trustees has not elected to subject the PIMCO Government Money Market Fund to a “liquidity fee”, it reserves the right to do so in the future after providing at least sixty days’ prior notice to shareholders.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares, except for PIMCO Government Money Market Fund, are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). PIMCO Government Money Market Fund shares are valued as of 5:30 p.m., Eastern Time (or an earlier time if the Fund closes earlier) on each day the NYSE is open for trading. Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

Except for the PIMCO Government Money Market Fund, for purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Notes to Financial Statements	(Cont.)

equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value.

Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

The PIMCO Government Money Market Fund’s securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could

50	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2023	(Unaudited)

obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy  U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value  The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually

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Notes to Financial Statements	(Cont.)

consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price. The PIMCO Government Money Market Fund is an exception because this Fund values all holdings at amortized cost.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy depending on the source of the base price.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund (except the PIMCO Government Money Market Fund) may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund II	$10,754	$283	$0	$0	$89	$11,126	$282	$0

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Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Low Duration Fund II	$19	$1	$(1)	$0	$0	$19	$1	$0

PIMCO Short Asset Investment Fund	67	2	0	0	0	69	2	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Delayed-Delivery Transactions  involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Mortgage-Related and Other Asset-Backed Securities  directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations  (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Notes to Financial Statements	(Cont.)

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

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5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be

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Notes to Financial Statements	(Cont.)

subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write

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call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit

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Notes to Financial Statements	(Cont.)

default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

It is possible to lose money on an investment in the Fund. The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Interest Rate	X	X	X	X

Call	X	X	X	X

Credit	X	X	X	X

High Yield	—	—	X	—

Market	X	X	X	X

Issuer	—	X	X	X

Liquidity	—	X	X	X

Derivatives	—	X	X	X

Equity	—	X	X	—

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Risks	PIMCO Government Money Market Fund	PIMCO Low Duration Fund II	PIMCO Low Duration ESG Fund	PIMCO Short Asset Investment Fund

Mortgage-Related and Other Asset-Backed Securities	—	X	X	X

Foreign (Non-U.S.) Investment	—	—	X	X

Emerging Markets	—	—	X	X

Sovereign Debt	—	—	X	—

Currency	—	—	X	—

Leveraging	—	X	X	X

Management	X	X	X	X

Reverse Repurchase Agreements and Other Borrowings	X	—	—	—

Short Exposure	—	X	X	X

Environmental, Social and Governance Investing	—	—	X	—

LIBOR Transition	—	X	X	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested.

Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the

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Notes to Financial Statements	(Cont.)

clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk  is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Reverse Repurchase Agreements and Other Borrowings Risk  is the risk that reverse repurchase agreements or other borrowings may increase a Fund’s overall investment exposure and that the related transaction costs may detract from Fund performance.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

Environmental, Social and Governance Investing Risk  is the risk that, because a Fund’s ESG strategy may select or exclude securities of certain issuers for reasons in addition to performance, the Fund’s performance will differ from funds that do not utilize an ESG investing strategy. ESG investing is qualitative and subjective by nature, and there is no guarantee that the factors utilized by PIMCO or any judgment exercised by PIMCO will reflect the opinions of any particular investor.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in

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financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective.

Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk  As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may

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Notes to Financial Statements	(Cont.)

be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will)

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be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Class M	I-2	I-3		Administrative Class	Class A	Class C
PIMCO Government Money Market Fund	0.12%	0.06%	0.06%	0.16%	N/A		0.06%	0.21%	0.21%
PIMCO Low Duration Fund II	0.25%	0.25%	N/A	N/A	N/A		0.25%	N/A	N/A
PIMCO Low Duration ESG Fund	0.25%	0.25%	N/A	0.35%	0.45%	*(1)	N/A	N/A	N/A
PIMCO Short Asset Investment Fund	0.20%	0.14%	0.14%	0.24%	0.34%	(1)	0.14%	0.24%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2023.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A and Class C shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares of the Funds (except for the PIMCO Government Money Market Fund), and in connection with personal services rendered to Class A and Class C shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A and Class C shares of the Funds (except for the PIMCO Government Money Market Fund) (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares of the Funds (except for the PIMCO Government Money Market Fund).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

PIMCO Government Money Market Fund	—	0.10%	(1)

All Other Funds	—	0.25%
Class C

PIMCO Government Money Market Fund	—	0.10%	(1)

All Other Funds	0.75%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

PIMCO Government Money Market Fund	0.10%(1)

All Other Funds	0.25%

(1)

With respect to the PIMCO Government Money Market Fund only, the Trust has suspended payment of distribution and/or service (12b-1) fees at this time. The payment of distribution and/or service (12b-1) fees may only be resumed at such time as the Board of Trustees determines that it is in the best interests of Fund shareholders to do so.

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Notes to Financial Statements	(Cont.)

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. Effective December 2, 2019, purchases of Class A shares of the PIMCO Short Asset Investment Fund are no longer subject to an initial sales charge or contingent deferred sales charge. However, regular sales charges may apply when Class A shares of the PIMCO Short Asset Investment Fund (on which no sales charge was paid at the time of purchase) are exchanged for shares of other funds offered by the Trust. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Prior to July 31, 2019, PIMCO had contractually agreed to reduce its Investment Advisory Fee for the PIMCO Short Asset Investment Fund. In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) during the previous thirty-six months from the date of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The total recoverable amounts to PIMCO (from the Investment Advisory Fee Waiver Agreement and Expense Limitation Agreement combined) as of September 30, 2023, were as follows (amounts in thousands†):

	Expiring Within

Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Short Asset Investment Fund	$0	$0	$4	$4

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO Low Duration ESG Fund and PIMCO Short

Asset Investment Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

64	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2023	(Unaudited)

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through August 31, 2023, to waive its supervisory and administrative fee for Class A shares by 0.05% of the average daily net assets attributable to Class A shares of the PIMCO Short Asset Investment Fund. This Fee Waiver Agreement may be terminated by PIMCO upon 90 days’ prior notice to the end of the contract term.

To maintain certain net yields for the PIMCO Government Money Market Fund, PIMCO and the Distributor have entered into the Fee and

Expense Limitation Agreement, pursuant to which PIMCO or the Distributor may temporarily and voluntarily waive, reduce or reimburse all or any portion of the PIMCO Government Money Market Fund’s Supervisory and Administrative Fee, any distribution and/or service (12b-1) fees applicable to a class of such Fund, or the Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or the Distributor.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from the PIMCO Government Money Market Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Fee and Expense Limitation Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: i) together with any recoupment of organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee Fees pursuant to the Expense Limitation Agreement, exceed the Expense Limit; ii) exceed the total Reimbursement Amount; iii) include any amounts previously reimbursed to PIMCO; or iv) cause any class of the Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Fund will not reimburse PIMCO or the Distributor for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Fund will maintain a positive net yield. The total recoverable amounts to PIMCO (from the Fee and Expense Limitation Agreement) as of September 30, 2023, were as follows (amounts in thousands†):

	Expiring Within
Fund Name	12 months	13-24 months	25-36 months	Total

PIMCO Government Money Market Fund	$2,198	$1,022	$2	$3,222

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO Government Money Market Fund	$2

PIMCO Short Asset Investment Fund	32

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Notes to Financial Statements	(Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO Low Duration Fund II	$357,953	$301,640	$8,691	$6,456

PIMCO Low Duration ESG Fund	548,736	507,017	7,274	22,233

PIMCO Short Asset Investment Fund	237,499	295,699	484,610	504,491

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO Government Money Market Fund				PIMCO Low Duration Fund II

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,404,513	$1,404,513	2,785,399	$2,785,398	5,376	$49,308	7,575	$70,322

Class M	1,431,632	1,431,632	3,724,641	3,724,640	N/A	N/A	N/A	N/A

I-2	15,746	15,746	60,305	60,305	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	45,413	45,413	388,538	388,539	1	8	5	53

Class A	814,545	814,545	811,599	811,597	N/A	N/A	N/A	N/A

Class C	24,128	24,128	42,155	42,155	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	12,763	12,763	9,580	9,580	629	5,738	855	7,877

Class M	6,142	6,142	4,803	4,803	N/A	N/A	N/A	N/A

I-2	392	392	417	417	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	873	873	2,549	2,549	19	170	22	205

Class A	21,949	21,949	13,405	13,405	N/A	N/A	N/A	N/A

Class C	928	928	885	885	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(1,499,570)	(1,499,570)	(2,455,044)	(2,455,044)	(3,419)	(31,273)	(11,549)	(106,409)

Class M	(1,474,214)	(1,474,214)	(3,711,352)	(3,711,352)	N/A	N/A	N/A	N/A

I-2	(13,735)	(13,735)	(59,337)	(59,337)	N/A	N/A	N/A	N/A

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Administrative Class	(208,993)	(208,993)	(271,146)	(271,146)	(0)	(1)	(30)	(282)

Class A	(485,611)	(485,611)	(529,921)	(529,921)	N/A	N/A	N/A	N/A

Class C	(16,919)	(16,919)	(40,066)	(40,066)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	79,982	$79,982	777,410	$777,407	2,606	$23,950	(3,122)	$(28,234)

66	PIMCO SHORT DURATION STRATEGY FUNDS

September 30, 2023	(Unaudited)

PIMCO Low Duration ESG Fund				PIMCO Short Asset Investment Fund

Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,044	$35,747	14,103	$126,977	81,084	$800,130	290,116	$2,853,535

N/A	N/A	N/A	N/A	0	0	1	10

853	7,540	6,430	57,595	3,419	33,761	24,542	241,133

N/A	N/A	N/A	N/A	802	7,901	9,624	94,658

N/A	N/A	N/A	N/A	0	0	56	552

N/A	N/A	N/A	N/A	572	5,646	3,283	32,300

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

494	4,366	899	8,020	6,340	62,625	6,879	67,626

N/A	N/A	N/A	N/A	0	0	12	126

164	1,447	311	2,771	423	4,174	563	5,533

N/A	N/A	N/A	N/A	24	238	41	406

N/A	N/A	N/A	N/A	1	11	2	22

N/A	N/A	N/A	N/A	325	3,206	421	4,135

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(8,114)	(71,784)	(16,461)	(147,863)	(71,172)	(702,517)	(326,021)	(3,202,920)

N/A	N/A	N/A	N/A	0	0	(794)	(7,825)

(3,718)	(32,889)	(7,608)	(68,196)	(4,206)	(41,515)	(29,395)	(289,054)

N/A	N/A	N/A	N/A	(2,084)	(20,529)	(9,337)	(91,706)

N/A	N/A	N/A	N/A	(6)	(55)	(158)	(1,555)

N/A	N/A	N/A	N/A	(4,107)	(40,533)	(12,265)	(120,591)

N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(6,277)	$(55,573)	(2,326)	$(20,696)	11,415	$112,543	(42,430)	$(413,615)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	67

Notes to Financial Statements	(Cont.)	September 30, 2023	(Unaudited)

The following table discloses the number of shareholders that owned 10% or more of the outstanding shares of a Fund along with their respective percent ownership, if any, as of September 30, 2023. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO Low Duration Fund II	1	0	10%	0%

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO Government Money Market Fund	$113	$0

PIMCO Low Duration Fund II	10,776	9,340

PIMCO Low Duration ESG Fund	7,946	7,863

PIMCO Short Asset Investment Fund	24,330	37,831

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO Government Money Market Fund	$3,349,790	$0	$0	$0

PIMCO Low Duration ESG Fund	431,410	5,087	(23,398)	(18,311)

PIMCO Low Duration Fund II	425,560	2,463	(14,138)	(11,675)

PIMCO Short Asset Investment Fund	3,094,342	3,218	(31,205)	(27,987)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

68	PIMCO SHORT DURATION STRATEGY FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BCY	Barclays Capital, Inc.	DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc

BNY	Bank of New York Mellon	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.

BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

CBK	Citibank N.A.

Currency Abbreviations:

BRL	Brazilian Real	IDR	Indonesian Rupiah	NZD	New Zealand Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	USD (or $)	United States Dollar

EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOT	Chicago Board of Trade	CME	Chicago Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index	TSFR3M	Term SOFR 3-Month

MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate	US0003M	ICE 3-Month USD LIBOR

SOFR	Secured Overnight Financing Rate

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	69

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed

70	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	71

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

72	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and,

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	73

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the

Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to

74	PIMCO SHORT DURATION STRATEGY FUNDS

(Unaudited)

receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	75

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO Low Duration ESG Fund
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0237	$0.0000	$0.0003	$0.0240

May 2023	$0.0263	$0.0000	$0.0000	$0.0263

June 2023	$0.0251	$0.0000	$0.0001	$0.0252

July 2023	$0.0227	$0.0000	$0.0000	$0.0227

August 2023	$0.0261	$0.0000	$0.0000	$0.0261

September 2023	$0.0252	$0.0000	$0.0000	$0.0252

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

April 2023	$0.0230	$0.0000	$0.0003	$0.0233

May 2023	$0.0263	$0.0000	$0.0000	$0.0255

June 2023	$0.0243	$0.0000	$0.0001	$0.0244

July 2023	$0.0227	$0.0000	$0.0000	$0.0220

August 2023	$0.0253	$0.0000	$0.0000	$0.0253

September 2023	$0.0245	$0.0000	$0.0000	$0.0245

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

76	PIMCO SHORT DURATION STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4007SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

StocksPLUS® Funds

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® Long Duration Fund

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

		Page

Market Insights		2

Important Information About the Funds		3

Expense Examples		14

Benchmark Descriptions		16

Financial Highlights		18

Statements of Assets and Liabilities		28

Statements of Operations		30

Statements of Changes in Net Assets		31

Statement of Cash Flows		33

Notes to Financial Statements		118

Glossary		143

Approval of Investment Advisory Contract and Other Agreements		144

Distribution Information		150

Fund	Fund Summary	Schedule of Investments

PIMCO StocksPLUS® Fund	7	34

PIMCO StocksPLUS® Absolute Return Fund	8	45

PIMCO StocksPLUS® International Fund (Unhedged)	9	59

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10	69

PIMCO StocksPLUS® Long Duration Fund	11	82

PIMCO StocksPLUS® Short Fund	12	96

PIMCO StocksPLUS® Small Fund	13	106

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the period ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	(2.05)%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	(0.83)%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	(1.14)%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	(1.61)%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	(1.86)%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO STOCKSPLUS® FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® and PIMCO StocksPLUS® Small Fund (each a “Fund” and collectively, the “Funds”).

The Funds may invest in both fixed income instruments and equity and equity-related securities. We believe that such funds have an important role to play in a well-diversified investment portfolio. Among other things, equity and equity-related securities may decline in value due to both real and perceived general market, economic, and industry conditions. The values of equity securities, such as common stocks and preferred securities, have historically risen and fallen in periodic cycles and may decline due to general market conditions, which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry. In addition, the value of an equity security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets. Different types of equity securities may react differently to these developments and a change in the financial condition of a single issuer may affect securities markets as a whole.

During a general downturn in the securities markets, multiple asset classes, including equity securities, may decline in value simultaneously. The market price of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Equity securities generally have greater price volatility than fixed income securities and common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries, has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S.

banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Administrative Class, Class A, Class C and Class R shares , if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of

4	PIMCO STOCKSPLUS® FUNDS

fees and expenses. The minimum initial investment amount for Institutional Class, I-2, I-3 and Administrative Class shares is $1,000,000. The minimum initial investment amount for Class A and Class C shares is $1,000. There is no minimum initial investment for Class R shares. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance average of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO StocksPLUS® Fund	05/13/93	05/13/93	04/30/08	04/27/18	—	01/20/97	01/20/97	12/31/02	Diversified
PIMCO StocksPLUS® Absolute Return Fund	06/28/02	06/28/02	04/30/08	04/27/18	—	07/31/03	07/31/03	—	Diversified
PIMCO StocksPLUS® International Fund (Unhedged)	11/30/06	11/30/06	04/30/08	04/27/18	—	11/30/06	11/30/06	—	Diversified
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	10/30/03	10/30/03	03/09/12	04/27/18	—	10/30/03	10/30/03	—	Diversified
PIMCO StocksPLUS® Long Duration Fund	08/31/07	08/31/07	—	—	—	—	—	—	Diversified
PIMCO StocksPLUS® Short Fund	07/23/03	07/23/03	01/29/10	04/27/18	—	07/31/06	07/31/06	—	Diversified
PIMCO StocksPLUS® Small Fund	03/31/06	03/31/06	04/30/08	04/27/18	06/30/14	07/31/06	07/31/06	—	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by The Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Fund

Institutional Class - PSTKX	Class A - PSPAX
I-2 - PSKPX	Class C - PSPCX
I-3 - PSTNX	Class R - PSPRX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	44.7%

Asset-Backed Securities	23.4%

Non-Agency Mortgage-Backed Securities	11.4%

U.S. Government Agencies	9.2%

Corporate Bonds & Notes	7.0%

U.S. Treasury Obligations	4.0%

Other	0.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	5.27%	21.36%	8.96%	11.42%	10.11%
PIMCO StocksPLUS® Fund I-2	5.15%	21.25%	8.84%	11.30%	10.06%
PIMCO StocksPLUS® Fund I-3	5.14%	21.16%	8.80%	11.25%	10.00%
PIMCO StocksPLUS® Fund Class A	4.99%	20.82%	8.53%	10.97%	9.64%
PIMCO StocksPLUS® Fund Class A (adjusted)	1.05%	16.29%	7.70%	10.55%	9.53%
PIMCO StocksPLUS® Fund Class C	4.71%	20.27%	7.99%	10.42%	9.10%
PIMCO StocksPLUS® Fund Class C (adjusted)	3.71%	19.27%	7.99%	10.42%	9.10%
PIMCO StocksPLUS® Fund Class R	4.94%	20.66%	8.26%	10.70%	9.40%
S&P 500 Index	5.18%	21.62%	9.92%	11.91%	9.89%
Lipper Large-Cap Core Funds Average	4.69%	20.39%	8.98%	10.71%	9.26%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 04/30/1993.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.51% for Institutional Class shares, 0.61% for I-2 shares, 0.71% for I-3 shares, 0.91% for Class A shares, 1.41% for Class C shares and 1.16% for Class R shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index (the “benchmark”) contributed to absolute returns, as the benchmark returned 5.18%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	There were no other material detractors for this Fund.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class - PSPTX	Class A - PTOAX
I-2 - PTOPX	Class C - PSOCX
I-3 - PSPNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	36.4%

Asset-Backed Securities	26.3%

U.S. Government Agencies	17.3%

Corporate Bonds & Notes	8.1%

Non-Agency Mortgage-Backed Securities	6.9%

U.S. Treasury Obligations	4.3%

Other	0.7%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Absolute Return Fund Institutional Class	5.19%	21.74%	8.68%	11.42%	10.44%
PIMCO StocksPLUS® Absolute Return Fund I-2	5.16%	21.53%	8.56%	11.30%	10.35%
PIMCO StocksPLUS® Absolute Return Fund I-3	5.16%	21.47%	8.51%	11.26%	10.29%
PIMCO StocksPLUS® Absolute Return Fund Class A	4.98%	21.09%	8.23%	10.97%	10.01%
PIMCO StocksPLUS® Absolute Return Fund Class A (adjusted)	1.04%	16.55%	7.40%	10.55%	9.81%
PIMCO StocksPLUS® Absolute Return Fund Class C	4.66%	20.20%	7.43%	10.14%	9.19%
PIMCO StocksPLUS® Absolute Return Fund Class C (adjusted)	3.66%	19.20%	7.43%	10.14%	9.19%
S&P 500 Index	5.18%	21.62%	9.92%	11.91%	9.26%
Lipper Large-Cap Core Funds Average	4.69%	20.39%	8.98%	10.71%	8.50%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 06/30/2002.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.70% for Institutional Class shares, 0.80% for I-2 shares, 0.90% for I-3 shares, 1.10% for Class A shares, and 1.85% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Absolute Return Fund seeks total return which exceeds that of the S&P 500 Index (“S&P 500”) by investing under normal circumstances in S&P 500 derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the S&P 500 Index contributed to absolute returns, as the S&P 500 Index returned 5.18%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

8	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class - PSKIX	Class A - PPUAX
I-2 - PPLPX	Class C - PPUCX
I-3 - PSKNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	41.1%

Asset-Backed Securities	27.8%

U.S. Government Agencies	14.9%

Non-Agency Mortgage-Backed Securities	6.9%

Corporate Bonds & Notes	4.7%

U.S. Treasury Obligations	4.0%

Sovereign Issues	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/30/06)
PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class	(0.99)%	25.48%	2.15%	3.44%	4.27%
PIMCO StocksPLUS® International Fund (Unhedged) I-2	(1.03)%	25.38%	2.03%	3.33%	4.17%
PIMCO StocksPLUS® International Fund (Unhedged) I-3	(1.06)%	25.27%	1.98%	3.28%	4.11%
PIMCO StocksPLUS® International Fund (Unhedged) Class A	(1.13)%	24.96%	1.74%	3.03%	3.85%
PIMCO StocksPLUS® International Fund (Unhedged) Class A (adjusted)	(4.84)%	20.29%	0.96%	2.63%	3.61%
PIMCO StocksPLUS® International Fund (Unhedged) Class C	(1.48)%	24.04%	0.98%	2.26%	3.07%
PIMCO StocksPLUS® International Fund (Unhedged) Class C (adjusted)	(2.46)%	23.22%	0.98%	2.26%	3.07%
MSCI EAFE Index	(1.28)%	25.65%	3.24%	3.82%	2.85%
Lipper International Multi-Cap Core Funds Average	(1.22)%	23.61%	2.43%	3.58%	2.68%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.78% for Institutional Class shares, 0.88% for I-2 shares, 0.98% for I-3 shares, 1.18% for Class A shares, and 1.93% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® International Fund (Unhedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the MSCI EAFE Index (the “benchmark”) detracted from absolute returns as the benchmark returned -1.28%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class - PISIX	Class A - PIPAX
I-2 - PIUHX	Class C - PIPCX
I-3 - PISNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	39.3%

Asset-Backed Securities	25.7%

U.S. Government Agencies	16.4%

Corporate Bonds & Notes	6.9%

Non-Agency Mortgage-Backed Securities	6.2%

U.S. Treasury Obligations	4.9%

Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/30/03)
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class	4.79%	24.65%	7.10%	7.92%	8.87%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2	4.69%	24.45%	6.98%	7.80%	8.78%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3	4.69%	24.50%	6.94%	7.75%	8.72%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A	4.62%	24.21%	6.67%	7.48%	8.43%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A (adjusted)	0.69%	19.55%	5.86%	7.07%	8.12%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C	4.05%	23.11%	5.85%	6.67%	7.63%
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C (adjusted)	3.07%	22.11%	5.85%	6.67%	7.63%
MSCI EAFE Hedged USD Index	4.46%	24.15%	7.81%	8.17%	7.29%
Lipper International Multi-Cap Core Funds Average	(1.22)%	23.61%	2.43%	3.58%	5.21%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 10/31/2003.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.90% for Institutional Class shares, 1.00% for I-2 shares, 1.10% for I-3 shares, 1.30% for Class A shares, and 2.05% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Portfolio Insights

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) seeks total return which exceeds that of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of Fixed Income Instruments. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s exposure to equity index derivatives linked to the Morgan Stanley Capital International Europe, Australasia and Far East Index hedged to the U.S. dollar (the “benchmark) contributed to absolute returns, as the benchmark returned 4.46%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

10	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Long Duration Fund

Institutional Class - PSLDX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

U.S. Treasury Obligations	52.0%
Corporate Bonds & Notes	35.4%
U.S. Government Agencies	8.0%
Asset-Backed Securities	1.7%
Municipal Bonds & Notes	1.1%
Non-Agency Mortgage-Backed Securities	1.0%

Other	0.7%

Short-Term Instruments‡	0.1%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	(8.15)%	11.89%	5.90%	12.11%	11.73%
S&P 500 Index	5.18%	21.62%	9.92%	11.91%	9.03%
S&P 500 Index + Bloomberg Long-Term Government/Credit Index - ICE BofA SOFR Overnight Rate Index**	(8.39)%	12.14%	—	—	—
S&P 500 Index + Bloomberg Long-Term Government/Credit Index - 3 Month LIBOR	(9.85)%	10.30%	6.30%	12.58%	11.90%
Lipper Specialty Diversified Equity Funds Average	4.59%	17.78%	3.96%	5.78%	8.43%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

** ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

+ Performance shown for the index is S&P 500 Index + Bloomberg Long-Term Government/Credit Index — ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of S&P 500 Index + Bloomberg Long-Term Government/Credit Index — 3 Month USD LIBOR.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), was 1.71% for Institutional Class shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Long Duration Fund seeks total return which exceeds that of its benchmarks, the S&P 500 Index and a secondary blended index (as described below, and together with the S&P 500 Index, the “Indexes”) consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	U.S. interest rate strategies overall, including duration, curve positioning, and instrument selection, contributed to performance, due to underweight exposure to the back end of the curve, as U.S. treasury yields rose.

»	Out-of-benchmark exposure to below investment grade securities contributed to performance, as spreads narrowed.

»	Overweight exposure to, and security selection within, agency debentures contributed to performance, as spreads narrowed.

»	Underweight exposure to, and security selection within, broad investment grade securities, detracted from performance, as spreads narrowed.

»	Out-of-benchmark exposure to broad securitized strategies detracted from performance, as the strategy underperformed like-duration treasuries.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

PIMCO StocksPLUS® Short Fund

Institutional Class - PSTIX	Class A - PSSAX
I-2 - PSPLX	Class C - PSSCX
I-3 - PSNNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Short-Term Instruments‡	41.6%

Asset-Backed Securities	25.2%

U.S. Government Agencies	12.7%

Non-Agency Mortgage-Backed Securities	11.0%

Corporate Bonds & Notes	4.6%

U.S. Treasury Obligations	4.5%

Sovereign Issues	0.4%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® Short Fund Institutional Class	0.34%	(11.13)%	(9.00)%	(9.98)%	(5.74)%
PIMCO StocksPLUS® Short Fund I-2	0.35%	(11.15)%	(9.07)%	(10.07)%	(5.83)%
PIMCO StocksPLUS® Short Fund I-3	0.23%	(11.32)%	(9.15)%	(10.13)%	(5.86)%
PIMCO StocksPLUS® Short Fund Class A	0.00%	(11.52)%	(9.39)%	(10.34)%	(6.14)%
PIMCO StocksPLUS® Short Fund Class A (adjusted)	(3.80)%	(14.87)%	(10.08)%	(10.66)%	(6.32)%
PIMCO StocksPLUS® Short Fund Class C	(0.26)%	(12.09)%	(10.05)%	(10.99)%	(6.84)%
PIMCO StocksPLUS® Short Fund Class C (adjusted)	(1.25)%	(12.95)%	(10.05)%	(10.99)%	(6.84)%
S&P 500 Index	5.18%	21.62%	9.92%	11.91%	9.68%
Inverse of S&P 500 Index	(5.70)%	(19.98)%	(12.29)%	(12.73)%	(10.86)%
Lipper Dedicated Short-Bias Fund Average	(1.57)%	(24.31)%	(22.61)%	(22.04)%	(17.50)%♦

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

♦ Average annual total return since 07/31/2003.

* Cumulative return.

The performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.72% for Institutional Class shares, 0.82% for I-2 shares, 0.92% for I-3 shares, 1.12% for Class A shares, and 1.87% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Short Fund seeks total return through the implementation of short investment positions on the S&P 500 Index (“S&P 500”) by investing primarily in short positions with respect to the S&P 500 or specific S&P 500 securities, backed by a portfolio of Fixed Income Instruments, such that the Fund’s net asset value may vary inversely with the value of the S&P 500 on a daily basis, subject to certain limitations. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	The Fund’s inverse exposure to equity index derivatives linked to the S&P 500 Index (the “benchmark”) detracted from absolute returns, as the benchmark returned 5.18%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Long exposure to investment grade corporate credit contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

12	PIMCO STOCKSPLUS® FUNDS

PIMCO StocksPLUS® Small Fund

Institutional Class - PSCSX	Administrative Class - PCKTX
I-2 - PCKPX	Class A - PCKAX
I-3 - PSNSX	Class C - PCKCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown

as of September 30, 2023†§

Short-Term Instruments‡	37.3%

Asset-Backed Securities	25.9%

U.S. Government Agencies	17.2%

Non-Agency Mortgage-Backed Securities	7.4%

Corporate Bonds & Notes	6.4%

U.S. Treasury Obligations	5.2%

Other	0.6%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/31/06)
PIMCO StocksPLUS® Small Fund Institutional Class	(0.40)%	9.26%	1.14%	6.52%	8.65%
PIMCO StocksPLUS® Small Fund I-2	(0.47)%	9.01%	1.01%	6.40%	8.52%
PIMCO StocksPLUS® Small Fund I-3	(0.47)%	8.90%	0.94%	6.34%	8.47%
PIMCO StocksPLUS® Small Fund Administrative Class	(0.52)%	8.87%	0.86%	6.25%	8.37%
PIMCO StocksPLUS® Small Fund Class A	(0.60)%	8.83%	0.73%	6.09%	8.24%
PIMCO StocksPLUS® Small Fund Class A (adjusted)	(4.33)%	4.75%	(0.04)%	5.69%	8.00%
PIMCO StocksPLUS® Small Fund Class C	(1.01)%	7.93%	(0.03)%	5.29%	7.40%
PIMCO StocksPLUS® Small Fund Class C (adjusted)	(1.99)%	7.12%	(0.03)%	5.29%	7.40%
Russell 2000® Index	(0.19)%	8.93%	2.40%	6.65%	6.39%
Lipper Small-Cap Core Funds Average	0.00%	12.77%	3.78%	6.80%	6.42%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 3.75% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.75% for Institutional Class shares, 0.85% for I-2 shares, 0.95% for I-3 shares, 1.00% for Administrative Class shares, 1.15% for Class A shares, and 1.90% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO StocksPLUS® Small Fund seeks total return which exceeds that of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO. In managing the Fund’s investments in Fixed Income Instruments, PIMCO utilizes an absolute return approach, which is designed to have flexibility with respect to duration, overall sector exposures, non-U.S. exposures and credit quality, both as a function of the strategy’s investment guidelines and lack of a fixed income index benchmark. The absolute return approach seeks positive investment returns regardless of market environment and does not apply to the equity index replicating component of the Fund. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Fund may invest in common stocks, options, futures, options on futures and swaps. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the

»	The Fund’s exposure to equity index derivatives linked to the Russell 2000 Index (the “benchmark”) detracted from absolute returns as the benchmark returned -0.19%.

»	The Fund’s bond alpha strategy contributed to returns. Highlights about the drivers of performance include the following:

»	Holdings of non-agency mortgage-backed securities contributed to returns, as spreads tightened.

»	Holdings of collateralized loan obligations contributed to returns, as spreads tightened.

»	Long exposure to U.S. interest rates detracted from returns, as interest rates increased.

»	Long exposure to Brazilian interest rates detracted from returns, as interest rates increased.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO StocksPLUS® Fund
Institutional Class	$1,000.00	$1,052.70	$3.28	$1,000.00	$1,021.74	$3.23	0.64%
I-2	1,000.00	1,051.50	3.78	1,000.00	1,021.24	3.73	0.74
I-3	1,000.00	1,051.40	4.04	1,000.00	1,020.99	3.98	0.79
Class A	1,000.00	1,049.90	5.32	1,000.00	1,019.75	5.24	1.04
Class C	1,000.00	1,047.10	7.86	1,000.00	1,017.25	7.75	1.54
Class R	1,000.00	1,049.40	6.59	1,000.00	1,018.50	6.49	1.29

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class	$1,000.00	$1,051.90	$4.40	$1,000.00	$1,020.64	$4.33	0.86%
I-2	1,000.00	1,051.70	4.91	1,000.00	1,020.14	4.84	0.96
I-3	1,000.00	1,051.60	5.17	1,000.00	1,019.60	5.09	1.01
Class A	1,000.00	1,049.80	6.44	1,000.00	1,018.65	6.34	1.26
Class C	1,000.00	1,046.60	10.26	1,000.00	1,014.91	10.10	2.01

14	PIMCO STOCKSPLUS® FUNDS

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class	$1,000.00	$990.10	$5.41	$1,000.00	$1,019.50	$5.49	1.09%
I-2	1,000.00	989.70	5.90	1,000.00	1,019.00	5.99	1.19
I-3	1,000.00	989.40	6.15	1,000.00	1,018.75	6.24	1.24
Class A	1,000.00	988.70	7.39	1,000.00	1,017.50	7.49	1.49
Class C	1,000.00	985.20	11.09	1,000.00	1,013.76	11.25	2.24

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class	$1,000.00	$1,047.90	$6.23	$1,000.00	$1,018.85	$6.14	1.22%
I-2	1,000.00	1,046.90	6.74	1,000.00	1,018.35	6.64	1.32
I-3	1,000.00	1,046.90	6.99	1,000.00	1,024.93	6.89	1.37
Class A	1,000.00	1,046.20	8.26	1,000.00	1,016.85	8.15	1.62
Class C	1,000.00	1,040.50	12.06	1,000.00	1,013.11	11.90	2.37

PIMCO StocksPLUS® Long Duration Fund
Institutional Class	$1,000.00	$918.50	$12.77	$1,000.00	$1,011.62	$13.39	2.67%

PIMCO StocksPLUS® Short Fund
Institutional Class	$1,000.00	$1,003.40	$3.75	$1,000.00	$1,021.19	$3.78	0.75%
I-2	1,000.00	1,003.50	4.25	1,000.00	1,020.69	4.28	0.85
I-3	1,000.00	1,002.30	4.49	1,000.00	1,020.44	4.53	0.90
Class A	1,000.00	1,000.00	5.73	1,000.00	1,019.20	5.79	1.15
Class C	1,000.00	997.40	9.46	1,000.00	1,015.46	9.55	1.90

PIMCO StocksPLUS® Small Fund
Institutional Class	$1,000.00	$996.00	$4.23	$1,000.00	$1,020.69	$4.28	0.85%
I-2	1,000.00	995.30	4.73	1,000.00	1,020.19	4.78	0.95
I-3	1,000.00	995.30	4.97	1,000.00	1,019.95	5.04	1.00
Administrative Class	1,000.00	994.80	5.47	1,000.00	1,019.45	5.54	1.10
Class A	1,000.00	994.00	6.21	1,000.00	1,018.70	6.29	1.25
Class C	1,000.00	989.90	9.92	1,000.00	1,014.96	10.05	2.00

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

Benchmark Descriptions

Index*	Benchmark Description

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

MSCI EAFE Hedged USD Index	MSCI EAFE Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis.

MSCI EAFE Index	MSCI EAFE Index is an unmanaged index designed to represent the performance of large and mid-cap securities across 21 developed markets, including countries in Europe, Australasia and the Far East, excluding the U.S. and Canada.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market.

S&P 500 Index + Bloomberg Long-Term Government/Credit Index — Secured Overnight Financing Rate (SOFR)	The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Long-Term Government/Credit Index and subtracting the Secured Overnight Financing Rate (SOFR). S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Bloomberg Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

S&P 500 Index + Bloomberg Long-Term Government/Credit Index — 3 Month LIBOR	S&P 500 Index + Bloomberg Long-Term Government/Credit Index — 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Bloomberg Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in ‘ Eurodollar market.

*	It is not possible to invest directly in an unmanaged index.

16	PIMCO STOCKSPLUS® FUNDS

(THIS PAGE INTENTIONALLY LEFT BLANK)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Fund
Institutional Class

04/01/2023 - 09/30/2023+	$10.08	$0.23	$0.30	$0.53	$(0.17)	$0.00	$0.00	$(0.17)

03/31/2023	12.25	0.26	(1.56)	(1.30)	(0.05)	(0.82)	0.00	(0.87)

03/31/2022	12.20	0.05	1.69	1.74	(0.41)	(1.28)	0.00	(1.69)

03/31/2021	8.02	0.05	4.71	4.76	(0.46)	(0.12)	0.00	(0.58)

03/31/2020	10.19	0.23	(0.92)	(0.69)	(0.57)	(0.91)	0.00	(1.48)

03/31/2019	11.23	0.25	0.64	0.89	(0.30)	(1.63)	0.00	(1.93)
I-2

04/01/2023 - 09/30/2023+	10.04	0.22	0.30	0.52	(0.17)	0.00	0.00	(0.17)

03/31/2023	12.20	0.24	(1.54)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.16	0.04	1.67	1.71	(0.39)	(1.28)	0.00	(1.67)

03/31/2021	7.99	0.05	4.69	4.74	(0.45)	(0.12)	0.00	(0.57)

03/31/2020	10.16	0.22	(0.92)	(0.70)	(0.56)	(0.91)	0.00	(1.47)

03/31/2019	11.20	0.24	0.63	0.87	(0.28)	(1.63)	0.00	(1.91)
I-3

04/01/2023 - 09/30/2023+	10.01	0.22	0.30	0.52	(0.17)	0.00	0.00	(0.17)

03/31/2023	12.17	0.26	(1.56)	(1.30)	(0.04)	(0.82)	0.00	(0.86)

03/31/2022	12.14	0.03	1.67	1.70	(0.39)	(1.28)	0.00	(1.67)

03/31/2021	7.98	0.03	4.70	4.73	(0.45)	(0.12)	0.00	(0.57)

03/31/2020	10.14	0.19	(0.89)	(0.70)	(0.55)	(0.91)	0.00	(1.46)

04/27/2018 - 03/31/2019	11.34	0.21	0.51	0.72	(0.29)	(1.63)	0.00	(1.92)
Class A

04/01/2023 - 09/30/2023+	8.76	0.18	0.26	0.44	(0.16)	0.00	0.00	(0.16)

03/31/2023	10.79	0.19	(1.37)	(1.18)	(0.03)	(0.82)	0.00	(0.85)

03/31/2022	10.92	0.00	1.52	1.52	(0.37)	(1.28)	0.00	(1.65)

03/31/2021	7.23	0.01	4.23	4.24	(0.43)	(0.12)	0.00	(0.55)

03/31/2020	9.32	0.17	(0.82)	(0.65)	(0.53)	(0.91)	0.00	(1.44)

03/31/2019	10.44	0.19	0.58	0.77	(0.26)	(1.63)	0.00	(1.89)
Class C

04/01/2023 - 09/30/2023+	7.89	0.14	0.23	0.37	(0.14)	0.00	0.00	(0.14)

03/31/2023	9.83	0.13	(1.25)	(1.12)	0.00	(0.82)	0.00	(0.82)

03/31/2022	10.09	(0.06)	1.40	1.34	(0.32)	(1.28)	0.00	(1.60)

03/31/2021	6.71	(0.03)	3.91	3.88	(0.38)	(0.12)	0.00	(0.50)

03/31/2020	8.74	0.12	(0.74)	(0.62)	(0.50)	(0.91)	0.00	(1.41)

03/31/2019	9.92	0.13	0.54	0.67	(0.22)	(1.63)	0.00	(1.85)
Class R

04/01/2023 - 09/30/2023+	9.22	0.18	0.28	0.46	(0.15)	0.00	0.00	(0.15)

03/31/2023	11.31	0.18	(1.44)	(1.26)	(0.01)	(0.82)	0.00	(0.83)

03/31/2022	11.38	(0.03)	1.58	1.55	(0.34)	(1.28)	0.00	(1.62)

03/31/2021	7.52	(0.01)	4.39	4.38	(0.40)	(0.12)	0.00	(0.52)

03/31/2020	9.64	0.15	(0.85)	(0.70)	(0.51)	(0.91)	0.00	(1.42)

03/31/2019	10.74	0.17	0.60	0.77	(0.24)	(1.63)	0.00	(1.87)

PIMCO StocksPLUS® Absolute Return Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.59	$0.21	$0.29	$0.50	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2023	11.14	0.28	(1.53)	(1.25)	(0.07)	(0.23)	0.00	(0.30)

03/31/2022	13.03	0.15	1.65	1.80	(1.10)	(2.59)	0.00	(3.69)

03/31/2021	8.35	0.13	5.28	5.41	(0.61)	(0.12)	0.00	(0.73)

03/31/2020	10.34	0.26	(1.29)	(1.03)	(0.58)	(0.28)	(0.10)	(0.96)

03/31/2019	10.62	0.25	0.59	0.84	(0.22)	(0.90)	0.00	(1.12)
I-2

04/01/2023 - 09/30/2023+	9.37	0.20	0.29	0.49	(0.12)	0.00	0.00	(0.12)

03/31/2023	10.90	0.26	(1.50)	(1.24)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.13	1.63	1.76	(1.09)	(2.59)	0.00	(3.68)

03/31/2021	8.23	0.12	5.19	5.31	(0.60)	(0.12)	0.00	(0.72)

03/31/2020	10.20	0.24	(1.26)	(1.02)	(0.57)	(0.28)	(0.10)	(0.95)

03/31/2019	10.49	0.24	0.58	0.82	(0.21)	(0.90)	0.00	(1.11)

18	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$10.44	5.27%	$1,585,792	0.64	%*	0.64	%*	0.50	%*	0.50	%*	4.36	%*	102%

10.08	(10.23)	1,614,756	0.51		0.51		0.50		0.50		2.50		17

12.25	13.81	1,698,700	0.51		0.51		0.50		0.50		0.41		28

12.20	60.21	852,795	0.51		0.51		0.50		0.50		0.43		211

8.02	(9.13)	316,818	0.56		0.56		0.50		0.50		2.22		223

10.19	9.22	331,519	0.58		0.58		0.50		0.50		2.27		281

10.39	5.15	60,611	0.74	*	0.74	*	0.60	*	0.60	*	4.25	*	102

10.04	(10.26)	63,205	0.61		0.61		0.60		0.60		2.30		17

12.20	13.66	101,287	0.61		0.61		0.60		0.60		0.30		28

12.16	60.16	84,275	0.61		0.61		0.60		0.60		0.43		211

7.99	(9.25)	61,521	0.66		0.66		0.60		0.60		2.10		223

10.16	9.10	51,608	0.68		0.68		0.60		0.60		2.15		281

10.36	5.14	22,872	0.79	*	0.84	*	0.65	*	0.70	*	4.21	*	102

10.01	(10.29)	21,735	0.66		0.71		0.65		0.70		2.49		17

12.17	13.55	16,071	0.66		0.71		0.65		0.70		0.26		28

12.14	60.07	11,837	0.66		0.71		0.65		0.70		0.32		211

7.98	(9.26)	5,329	0.71		0.76		0.65		0.70		1.86		223

10.14	7.68	160	0.73	*	0.78	*	0.65	*	0.70	*	2.27	*	281

9.04	4.99	335,695	1.04	*	1.04	*	0.90	*	0.90	*	3.96	*	102

8.76	(10.56)	333,005	0.91		0.91		0.90		0.90		2.08		17

10.79	13.38	413,908	0.91		0.91		0.90		0.90		(0.01)		28

10.92	59.48	390,280	0.91		0.91		0.90		0.90		0.10		211

7.23	(9.44)	233,050	0.96		0.96		0.90		0.90		1.84		223

9.32	8.76	278,434	0.98		0.98		0.90		0.90		1.87		281

8.12	4.71	49,034	1.54	*	1.54	*	1.40	*	1.40	*	3.46	*	102

7.89	(10.93)	52,566	1.41		1.41		1.40		1.40		1.53		17

9.83	12.71	76,325	1.41		1.41		1.40		1.40		(0.52)		28

10.09	58.72	82,416	1.41		1.41		1.40		1.40		(0.36)		211

6.71	(9.79)	81,519	1.46		1.46		1.40		1.40		1.35		223

8.74	8.14	106,370	1.48		1.48		1.40		1.40		1.37		281

9.53	4.94	51,084	1.29	*	1.29	*	1.15	*	1.15	*	3.71	*	102

9.22	(10.78)	52,145	1.16		1.16		1.15		1.15		1.86		17

11.31	13.09	59,898	1.16		1.16		1.15		1.15		(0.25)		28

11.38	59.07	51,526	1.16		1.16		1.15		1.15		(0.15)		211

7.52	(9.64)	31,657	1.21		1.21		1.15		1.15		1.55		223

9.64	8.48	26,612	1.23		1.23		1.15		1.15		1.64		281

$9.97	5.19%	$817,988	0.86	%*	0.86	%*	0.64	%*	0.64	%*	4.23	%*	163%

9.59	(11.07)	939,383	0.70		0.70		0.64		0.64		2.93		102

11.14	12.97	1,129,735	0.65		0.65		0.64		0.64		1.12		106

13.03	65.92	1,085,516	0.65		0.65		0.64		0.64		1.19		363

8.35	(11.50)	881,492	0.72		0.72		0.64		0.64		2.46		438

10.34	8.66	924,639	0.73		0.73		0.64		0.64		2.32		412

9.74	5.16	313,028	0.96	*	0.96	*	0.74	*	0.74	*	4.14	*	163

9.37	(11.20)	331,896	0.80		0.80		0.74		0.74		2.76		102

10.90	12.85	452,175	0.75		0.75		0.74		0.74		1.04		106

12.82	65.66	396,293	0.75		0.75		0.74		0.74		1.07		363

8.23	(11.54)	212,277	0.82		0.82		0.74		0.74		2.32		438

10.20	8.57	181,167	0.83		0.83		0.74		0.74		2.24		412

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Absolute Return Fund (Cont.)
I-3

04/01/2023 - 09/30/2023+	$9.38	$0.21	$0.28	$0.49	$(0.12)	$0.00	$0.00	$(0.12)

03/31/2023	10.92	0.25	(1.50)	(1.25)	(0.06)	(0.23)	0.00	(0.29)

03/31/2022	12.82	0.12	1.64	1.76	(1.07)	(2.59)	0.00	(3.66)

03/31/2021	8.22	0.12	5.18	5.30	(0.58)	(0.12)	0.00	(0.70)

03/31/2020	10.19	0.24	(1.26)	(1.02)	(0.57)	(0.28)	(0.10)	(0.95)

04/27/2018 - 03/31/2019	10.64	0.21	0.46	0.67	(0.22)	(0.90)	0.00	(1.12)
Class A

04/01/2023 - 09/30/2023+	9.27	0.19	0.28	0.47	(0.11)	0.00	0.00	(0.11)

03/31/2023	10.80	0.23	(1.49)	(1.26)	(0.04)	(0.23)	0.00	(0.27)

03/31/2022	12.74	0.09	1.61	1.70	(1.05)	(2.59)	0.00	(3.64)

03/31/2021	8.18	0.09	5.16	5.25	(0.57)	(0.12)	0.00	(0.69)

03/31/2020	10.14	0.22	(1.26)	(1.04)	(0.54)	(0.28)	(0.10)	(0.92)

03/31/2019	10.44	0.20	0.58	0.78	(0.18)	(0.90)	0.00	(1.08)
Class C

04/01/2023 - 09/30/2023+	7.75	0.13	0.23	0.36	(0.08)	0.00	0.00	(0.08)

03/31/2023	9.11	0.13	(1.25)	(1.12)	(0.01)	(0.23)	0.00	(0.24)

03/31/2022	11.25	0.00	1.44	1.44	(0.99)	(2.59)	0.00	(3.58)

03/31/2021	7.29	0.00	4.58	4.58	(0.50)	(0.12)	0.00	(0.62)

03/31/2020	9.14	0.12	(1.11)	(0.99)	(0.48)	(0.28)	(0.10)	(0.86)

03/31/2019	9.52	0.11	0.53	0.64	(0.12)	(0.90)	0.00	(1.02)

PIMCO StocksPLUS® International Fund (Unhedged)
Institutional Class

04/01/2023 - 09/30/2023+	$10.28	$0.25	$(0.35)	$(0.10)	$(0.08)	$0.00	$0.00	$(0.08)

03/31/2023	15.49	0.37	(1.47)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(e)	20.43	0.28	0.02	0.30	(5.24)	0.00	0.00	(5.24)

03/31/2021(e)	13.53	0.24	6.78	7.02	(0.12)	0.00	0.00	(0.12)

03/31/2020(e)	16.80	0.39	(3.33)	(2.94)	(0.33)	0.00	0.00	(0.33)

03/31/2019(e)	20.31	0.45	(1.47)	(1.02)	(0.72)	(1.77)	0.00	(2.49)
I-2

04/01/2023 - 09/30/2023+	10.29	0.24	(0.34)	(0.10)	(0.08)	0.00	0.00	(0.08)

03/31/2023	15.50	0.40	(1.50)	(1.10)	(0.35)	(3.76)	0.00	(4.11)

03/31/2022(e)	20.46	0.27	(0.01)	0.26	(5.22)	0.00	0.00	(5.22)

03/31/2021(e)	13.56	0.24	6.78	7.02	(0.12)	0.00	0.00	(0.12)

03/31/2020(e)	16.83	0.39	(3.36)	(2.97)	(0.30)	0.00	0.00	(0.30)

03/31/2019(e)	20.37	0.45	(1.50)	(1.05)	(0.72)	(1.77)	0.00	(2.49)
I-3

04/01/2023 - 09/30/2023+	10.22	0.24	(0.35)	(0.11)	(0.07)	0.00	0.00	(0.07)

03/31/2023	15.43	0.38	(1.49)	(1.11)	(0.34)	(3.76)	0.00	(4.10)

03/31/2022(e)	20.40	0.25	0.00	0.25	(5.22)	0.00	0.00	(5.22)

03/31/2021(e)	13.53	0.24	6.75	6.99	(0.12)	0.00	0.00	(0.12)

03/31/2020(e)	16.80	0.39	(3.36)	(2.97)	(0.30)	0.00	0.00	(0.30)

04/27/2018 - 03/31/2019(e)	20.88	0.39	(1.98)	(1.59)	(0.72)	(1.77)	0.00	(2.49)
Class A

04/01/2023 - 09/30/2023+	9.50	0.21	(0.33)	(0.12)	(0.06)	0.00	0.00	(0.06)

03/31/2023	14.68	0.34	(1.44)	(1.10)	(0.32)	(3.76)	0.00	(4.08)

03/31/2022(e)	19.65	0.20	0.02	0.22	(5.19)	0.00	0.00	(5.19)

03/31/2021(e)	13.08	0.18	6.51	6.69	(0.12)	0.00	0.00	(0.12)

03/31/2020(e)	16.23	0.33	(3.21)	(2.88)	(0.27)	0.00	0.00	(0.27)

03/31/2019(e)	19.74	0.39	(1.44)	(1.05)	(0.69)	(1.77)	0.00	(2.46)
Class C

04/01/2023 - 09/30/2023+	8.26	0.15	(0.27)	(0.12)	(0.04)	0.00	0.00	(0.04)

03/31/2023	13.40	0.22	(1.33)	(1.11)	(0.27)	(3.76)	0.00	(4.03)

03/31/2022(e)	18.39	0.07	0.04	0.11	(5.10)	0.00	0.00	(5.10)

03/31/2021(e)	12.33	0.06	6.09	6.15	(0.09)	0.00	0.00	(0.09)

03/31/2020(e)	15.33	0.21	(3.03)	(2.82)	(0.18)	0.00	0.00	(0.18)

03/31/2019(e)	18.84	0.24	(1.41)	(1.17)	(0.57)	(1.77)	0.00	(2.34)

20	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.75	5.16%	$7,851	1.01	%*	1.06	%*	0.79	%*	0.84	%*	4.14	%*	163%

9.38	(11.32)	3,704	0.85		0.90		0.79		0.84		2.68		102

10.92	12.92	5,376	0.80		0.85		0.79		0.84		0.92		106

12.82	65.57	11,887	0.80		0.85		0.79		0.84		1.19		363

8.22	(11.60)	57,739	0.87		0.92		0.79		0.84		2.30		438

10.19	7.01	62,185	0.88	*	0.93	*	0.79	*	0.84	*	2.17	*	412

9.63	4.98	480,784	1.26	*	1.26	*	1.04	*	1.04	*	3.84	*	163

9.27	(11.51)	489,063	1.10		1.10		1.04		1.04		2.48		102

10.80	12.48	665,057	1.05		1.05		1.04		1.04		0.73		106

12.74	65.28	611,691	1.05		1.05		1.04		1.04		0.78		363

8.18	(11.78)	387,335	1.12		1.12		1.04		1.04		2.07		438

10.14	8.20	505,655	1.13		1.13		1.04		1.04		1.93		412

8.03	4.66	76,178	2.01	*	2.01	*	1.79	*	1.79	*	3.09	*	163

7.75	(12.18)	84,922	1.85		1.85		1.79		1.79		1.70		102

9.11	11.68	132,068	1.80		1.80		1.79		1.79		(0.02)		106

11.25	63.90	136,038	1.80		1.80		1.79		1.79		0.04		363

7.29	(12.45)	132,958	1.87		1.87		1.79		1.79		1.34		438

9.14	7.47	182,497	1.88		1.88		1.79		1.79		1.18		412

$10.10	(0.99)%	$125,372	1.09	%*	1.09	%*	0.64	%*	0.64	%*	4.72	%*	159%

10.28	(5.05)	103,003	0.78		0.78		0.64		0.64		2.92		203

15.49	(0.73)	295,367	0.65		0.65		0.64		0.64		1.56		127

20.43	52.09	326,828	0.65		0.65		0.64		0.64		1.38		369

13.53	(17.98)	542,871	1.02		1.02		0.64		0.64		2.41		475

16.80	(4.28)	233,401	0.73		0.73		0.64		0.64		2.48		325

10.11	(1.03)	23,851	1.19	*	1.19	*	0.74	*	0.74	*	4.62	*	159

10.29	(5.11)	18,162	0.88		0.88		0.74		0.74		3.26		203

15.50	(0.92)	23,463	0.75		0.75		0.74		0.74		1.46		127

20.46	51.91	23,112	0.75		0.75		0.74		0.74		1.34		369

13.56	(17.99)	36,115	1.12		1.12		0.74		0.74		2.35		475

16.83	(4.49)	48,605	0.83		0.83		0.74		0.74		2.48		325

10.04	(1.06)	6,392	1.24	*	1.29	*	0.79	*	0.84	*	4.56	*	159

10.22	(5.17)	5,602	0.98	(h)	1.03	(h)	0.79	(h)	0.84	(h)	3.19		203

15.43	(0.97)	3,950	0.80		0.85		0.79		0.84		1.41		127

20.40	51.84	3,027	0.80		0.85		0.79		0.84		1.35		369

13.53	(18.03)	522	1.17		1.22		0.79		0.84		2.28		475

16.80	(6.93)	238	0.88	*	0.93	*	0.79	*	0.84	*	2.45	*	325

9.32	(1.24)	36,531	1.49	*	1.49	*	1.04	*	1.04	*	4.30	*	159

9.50	(5.38)	36,337	1.18		1.18		1.04		1.04		2.97		203

14.68	(1.20)	43,859	1.05		1.05		1.04		1.04		1.16		127

19.65	51.27	47,442	1.05		1.05		1.04		1.04		1.07		369

13.08	(18.08)	35,269	1.42		1.42		1.04		1.04		2.04		475

16.23	(4.71)	45,984	1.13		1.13		1.04		1.04		2.17		325

8.10	(1.48)	1,297	2.24	*	2.24	*	1.79	*	1.79	*	3.53	*	159

8.26	(6.09)	1,674	1.93		1.93		1.79		1.79		2.16		203

13.40	(1.96)	2,807	1.80		1.80		1.79		1.79		0.41		127

18.39	50.07	3,830	1.80		1.80		1.79		1.79		0.32		369

12.33	(18.62)	4,434	2.17		2.17		1.79		1.79		1.32		475

15.33	(5.50)	8,948	1.88		1.88		1.79		1.79		1.41		325

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)
Institutional Class

04/01/2023 - 09/30/2023+	$8.02	$0.17	$0.21	$0.38	$(0.42)	$0.00	$0.00	$(0.42)

03/31/2023	8.59	0.24	0.00	0.24	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.78	0.15	0.32	0.47	(0.66)	0.00	0.00	(0.66)

03/31/2021	5.90	0.14	2.74	2.88	0.00	0.00	0.00	0.00

03/31/2020	7.75	0.18	(1.20)	(1.02)	(0.63)	(0.20)	0.00	(0.83)

03/31/2019	8.14	0.18	0.20	0.38	(0.31)	(0.46)	0.00	(0.77)
I-2

04/01/2023 - 09/30/2023+	7.90	0.16	0.21	0.37	(0.42)	0.00	0.00	(0.42)

03/31/2023	8.48	0.23	0.00	0.23	(0.47)	(0.34)	0.00	(0.81)

03/31/2022	8.67	0.14	0.32	0.46	(0.65)	0.00	0.00	(0.65)

03/31/2021	5.83	0.13	2.71	2.84	0.00	0.00	0.00	0.00

03/31/2020	7.67	0.17	(1.19)	(1.02)	(0.62)	(0.20)	0.00	(0.82)

03/31/2019	8.07	0.17	0.20	0.37	(0.31)	(0.46)	0.00	(0.77)
I-3

04/01/2023 - 09/30/2023+	7.87	0.16	0.21	0.37	(0.42)	0.00	0.00	(0.42)

03/31/2023	8.45	0.23	(0.01)	0.22	(0.46)	(0.34)	0.00	(0.80)

03/31/2022	8.65	0.14	0.31	0.45	(0.65)	0.00	0.00	(0.65)

03/31/2021	5.82	0.12	2.71	2.83	0.00	0.00	0.00	0.00

03/31/2020	7.66	0.16	(1.18)	(1.02)	(0.62)	(0.20)	0.00	(0.82)

04/27/2018 - 03/31/2019	8.45	0.15	(0.16)	(0.01)	(0.32)	(0.46)	0.00	(0.78)
Class A

04/01/2023 - 09/30/2023+	7.39	0.14	0.20	0.34	(0.41)	0.00	0.00	(0.41)

03/31/2023	7.99	0.20	(0.01)	0.19	(0.45)	(0.34)	0.00	(0.79)

03/31/2022	8.22	0.11	0.30	0.41	(0.64)	0.00	0.00	(0.64)

03/31/2021	5.54	0.10	2.58	2.68	0.00	0.00	0.00	0.00

03/31/2020	7.33	0.14	(1.13)	(0.99)	(0.60)	(0.20)	0.00	(0.80)

03/31/2019	7.75	0.14	0.18	0.32	(0.28)	(0.46)	0.00	(0.74)
Class C

04/01/2023 - 09/30/2023+	6.44	0.10	0.16	0.26	(0.39)	0.00	0.00	(0.39)

03/31/2023	7.07	0.12	(0.01)	0.11	(0.40)	(0.34)	0.00	(0.74)

03/31/2022	7.35	0.04	0.28	0.32	(0.60)	0.00	0.00	(0.60)

03/31/2021	5.00	0.05	2.30	2.35	0.00	0.00	0.00	0.00

03/31/2020	6.69	0.08	(1.01)	(0.93)	(0.56)	(0.20)	0.00	(0.76)

03/31/2019	7.14	0.08	0.17	0.25	(0.24)	(0.46)	0.00	(0.70)

PIMCO StocksPLUS® Long Duration Fund
Institutional Class

04/01/2023 - 09/30/2023+	$14.98	$0.19	$(1.39)	$(1.20)	$(0.30)	$0.00	$0.00	$(0.30)

03/31/2023(f)	20.10	0.46	(5.35)	(4.89)	(0.23)	0.00	0.00	(0.23)

03/31/2022(f)	24.45	0.69	2.79	3.48	(5.49)	(2.34)	0.00	(7.83)

03/31/2021(f)	18.84	0.69	9.42	10.11	(3.12)	(1.38)	0.00	(4.50)

03/31/2020(f)	20.25	0.69	1.11	1.80	(1.86)	(1.08)	(0.27)	(3.21)

03/31/2019(f)	20.58	0.78	1.41	2.19	(1.92)	(0.60)	0.00	(2.52)

PIMCO StocksPLUS® Short Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.72	$0.22	$(0.19)	$0.03	$0.00	$0.00	$0.00	$0.00

03/31/2023	8.37	0.31	0.31	0.62	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.82	0.34	(1.79)	(1.45)	0.00	0.00	0.00	0.00

03/31/2021(g)	15.52	0.42	(5.54)	(5.12)	(0.50)	0.00	(0.08)	(0.58)

03/31/2020(g)	15.52	0.52	(0.50)	0.02	(0.02)	0.00	0.00	(0.02)

03/31/2019(g)	16.94	0.50	(1.62)	(1.12)	(0.30)	0.00	0.00	(0.30)
I-2

04/01/2023 - 09/30/2023+	8.69	0.21	(0.18)	0.03	0.00	0.00	0.00	0.00

03/31/2023	8.35	0.30	0.31	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.80	0.29	(1.74)	(1.45)	0.00	0.00	0.00	0.00

03/31/2021(g)	15.50	0.42	(5.55)	(5.13)	(0.49)	0.00	(0.08)	(0.57)

03/31/2020(g)	15.48	0.50	(0.48)	0.02	0.00	0.00	0.00	0.00

03/31/2019(g)	16.90	0.48	(1.60)	(1.12)	(0.30)	0.00	0.00	(0.30)

22	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$7.98	4.79%	$1,041,257	1.22	%*	1.22	%*	0.75	%*	0.75	%*	4.15	%*	179%

8.02	3.44	959,154	0.90		0.90		0.75		0.75		3.05		159

8.59	5.14	964,480	0.76		0.76		0.75		0.75		1.71		113

8.78	48.81	1,120,187	0.78		0.78		0.75		0.75		1.92		288

5.90	(14.98)	1,403,103	1.00		1.00		0.75		0.75		2.29		426

7.75	5.08	1,740,379	0.87		0.87		0.75		0.75		2.25		301

7.85	4.69	680,903	1.32	*	1.32	*	0.85	*	0.85	*	4.05	*	179

7.90	3.27	638,703	1.00		1.00		0.85		0.85		2.96		159

8.48	5.14	615,198	0.86		0.86		0.85		0.85		1.61		113

8.67	48.71	601,962	0.88		0.88		0.85		0.85		1.81		288

5.83	(15.08)	626,849	1.10		1.10		0.85		0.85		2.17		426

7.67	4.91	597,904	0.97		0.97		0.85		0.85		2.15		301

7.82	4.69	20,681	1.37	*	1.42	*	0.90	*	0.95	*	4.02	*	179

7.87	3.23	15,217	1.05		1.10		0.90		0.95		2.95		159

8.45	5.01	15,417	0.91		0.96		0.90		0.95		1.58		113

8.65	48.63	11,852	0.93		0.98		0.90		0.95		1.75		288

5.82	(15.13)	30,504	1.15		1.20		0.90		0.95		2.07		426

7.66	0.25	25,315	1.02		1.07		0.90		0.95		2.09		301

7.32	4.62	346,493	1.62	*	1.62	*	1.15	*	1.15	*	3.74	*	179

7.39	2.95	346,558	1.30		1.30		1.15		1.15		2.65		159

7.99	4.73	357,191	1.16		1.16		1.15		1.15		1.31		113

8.22	48.38	351,950	1.18		1.18		1.15		1.15		1.51		288

5.54	(15.36)	302,069	1.40		1.40		1.15		1.15		1.89		426

7.33	4.55	473,310	1.27		1.27		1.15		1.15		1.85		301

6.31	4.05	37,900	2.37	*	2.37	*	1.90	*	1.90	*	2.99	*	179

6.44	2.25	45,378	2.05		2.05		1.90		1.90		1.84		159

7.07	4.08	60,498	1.91		1.91		1.90		1.90		0.56		113

7.35	47.00	75,127	1.93		1.93		1.90		1.90		0.76		288

5.00	(15.91)	82,954	2.15		2.15		1.90		1.90		1.16		426

6.69	3.82	126,949	2.02		2.02		1.90		1.90		1.11		301

$13.48	(8.21)%	$773,537	2.67	%*	2.67	%*	0.59	%*	0.59	%*	2.59	%*	54%

14.98	(24.31)	727,497	1.71		1.71		0.59		0.59		3.07		76

20.10	11.04	1,286,592	0.61		0.61		0.59		0.59		2.85		38

24.45	54.20	816,276	0.61		0.61		0.59		0.59		2.75		104

18.84	7.23	660,011	1.01		1.01		0.59		0.59		3.12		197

20.25	13.00	490,363	1.11		1.11		0.59		0.59		3.90		144

$8.75	0.34%	$78,244	0.75	%*	0.75	%*	0.64	%*	0.64	%*	5.12	%*	132%

8.72	7.30	78,263	0.72		0.72		0.64		0.64		3.29		102

8.37	(14.77)	47,013	0.64		0.64		0.64		0.64		3.75		161

9.82	(33.47)	270,743	0.72		0.72		0.64		0.64		3.52		206

15.52	0.16	694,979	1.09		1.09		0.64		0.64		3.56		382

15.52	(6.71)	1,448,810	0.77		0.77		0.64		0.64		3.12		325

8.72	0.35	127,161	0.85	*	0.85	*	0.74	*	0.74	*	5.03	*	132

8.69	7.11	211,603	0.82		0.82		0.74		0.74		3.22		102

8.35	(14.80)	49,110	0.74		0.74		0.74		0.74		3.32		161

9.80	(33.59)	52,490	0.82		0.82		0.74		0.74		3.48		206

15.50	0.18	150,204	1.19		1.19		0.74		0.74		3.45		382

15.48	(6.76)	64,487	0.87		0.87		0.74		0.74		2.95		325

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Short Fund (Cont.)
I-3

04/01/2023 - 09/30/2023+	$8.65	$0.21	$(0.19)	$0.02	$0.00	$0.00	$0.00	$0.00

03/31/2023	8.31	0.33	0.28	0.61	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.77	0.30	(1.76)	(1.46)	0.00	0.00	0.00	0.00

03/31/2021(g)	15.44	0.42	(5.52)	(5.10)	(0.49)	0.00	(0.08)	(0.57)

03/31/2020(g)	15.46	0.48	(0.48)	0.00	(0.02)	0.00	0.00	(0.02)

04/27/2018 - 03/31/2019(g)	16.76	0.44	(1.44)	(1.00)	(0.30)	0.00	0.00	(0.30)
Class A

04/01/2023 - 09/30/2023+	8.35	0.19	(0.19)	0.00	0.00	0.00	0.00	0.00

03/31/2023	8.03	0.24	0.32	0.56	(0.24)	0.00	0.00	(0.24)

03/31/2022	9.46	0.28	(1.71)	(1.43)	0.00	0.00	0.00	0.00

03/31/2021 g)	14.98	0.37	(5.35)	(4.98)	(0.46)	0.00	(0.08)	(0.54)

03/31/2020 g)	15.00	0.44	(0.46)	(0.02)	0.00	0.00	0.00	(0.00)

03/31/2019 g)	16.40	0.42	(1.56)	(1.14)	(0.26)	0.00	0.00	(0.26)
Class C

04/01/2023 - 09/30/2023+	7.80	0.15	(0.17)	(0.02)	0.00	0.00	0.00	0.00

03/31/2023	7.52	0.16	0.31	0.47	(0.19)	0.00	0.00	(0.19)

03/31/2022	8.93	0.21	(1.62)	(1.41)	0.00	0.00	0.00	0.00

03/31/2021 (g)	14.18	0.27	(5.05)	(4.78)	(0.40)	0.00	(0.07)	(0.47)

03/31/2020 (g)	14.32	0.32	(0.46)	(0.14)	0.00	0.00	0.00	(0.00)

03/31/2019 (g)	15.70	0.30	(1.52)	(1.22)	(0.16)	0.00	0.00	(0.16)

PIMCO StocksPLUS® Small Fund
Institutional Class

04/01/2023 - 09/30/2023+	$6.59	$0.15	$(0.17)	$(0.02)	$(0.07)	$0.00	$0.00	$(0.07)

03/31/2023	9.67	0.24	(1.63)	(1.39)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.89	0.13	(0.90)	(0.77)	(1.38)	(0.07)	0.00	(1.45)

03/31/2021	6.47	0.11	6.50	6.61	(1.19)	0.00	0.00	(1.19)

03/31/2020	9.51	0.25	(2.73)	(2.48)	(0.26)	(0.28)	(0.02)	(0.56)

03/31/2019	10.49	0.25	(0.15)	0.10	(0.25)	(0.83)	0.00	(1.08)
I-2

04/01/2023 - 09/30/2023+	6.47	0.14	(0.17)	(0.03)	(0.06)	0.00	0.00	(0.06)

03/31/2023	9.54	0.22	(1.60)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.76	0.12	(0.89)	(0.77)	(1.38)	(0.07)	0.00	(1.45)

03/31/2021	6.41	0.10	6.44	6.54	(1.19)	0.00	0.00	(1.19)

03/31/2020	9.42	0.23	(2.69)	(2.46)	(0.25)	(0.28)	(0.02)	(0.55)

03/31/2019	10.41	0.23	(0.15)	0.08	(0.24)	(0.83)	0.00	(1.07)
I-3

04/01/2023 - 09/30/2023+	6.45	0.14	(0.18)	(0.04)	(0.06)	0.00	0.00	(0.06)

03/31/2023	9.52	0.21	(1.59)	(1.38)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.74	0.12	(0.90)	(0.78)	(1.37)	(0.07)	0.00	(1.44)

03/31/2021	6.40	0.10	6.42	6.52	(1.18)	0.00	0.00	(1.18)

03/31/2020	9.41	0.22	(2.68)	(2.46)	(0.25)	(0.28)	(0.02)	(0.55)

04/27/2018 - 03/31/2019	10.63	0.21	(0.35)	(0.14)	(0.25)	(0.83)	0.00	(1.08)
Administrative Class

04/01/2023 - 09/30/2023+	6.54	0.14	(0.17)	(0.03)	(0.06)	0.00	0.00	(0.06)

03/31/2023	9.64	0.20	(1.61)	(1.41)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.87	0.10	(0.90)	(0.80)	(1.36)	(0.07)	0.00	(1.43)

03/31/2021	6.46	0.09	6.49	6.58	(1.17)	0.00	0.00	(1.17)

03/31/2020	9.50	0.21	(2.71)	(2.50)	(0.24)	(0.28)	(0.02)	(0.54)

03/31/2019	10.49	0.22	(0.16)	0.06	(0.22)	(0.83)	0.00	(1.05)
Class A

04/01/2023 - 09/30/2023+	6.27	0.13	(0.17)	(0.04)	(0.05)	0.00	0.00	(0.05)

03/31/2023	9.33	0.19	(1.56)	(1.37)	0.00	(1.69)	0.00	(1.69)

03/31/2022	11.54	0.08	(0.87)	(0.79)	(1.35)	(0.07)	0.00	(1.42)

03/31/2021	6.30	0.07	6.33	6.40	(1.16)	0.00	0.00	(1.16)

03/31/2020	9.28	0.21	(2.67)	(2.46)	(0.22)	(0.28)	(0.02)	(0.52)

03/31/2019	10.27	0.20	(0.15)	0.05	(0.21)	(0.83)	0.00	(1.04)

24	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.67	0.23%	$19,832	0.90	%*	0.95	%*	0.79	%*	0.84	%*	5.01	%*	132%

8.65	7.20	29,729	0.87		0.92		0.79		0.84		3.58		102

8.31	(14.94)	4,381	0.79		0.84		0.79		0.84		3.46		161

9.77	(33.54)	4,347	0.87		0.92		0.79		0.84		3.61		206

15.44	0.04	7,629	1.24		1.29		0.79		0.84		3.32		382

15.46	(6.09)	1,556	0.92	*	0.97	*	0.79	*	0.84	*	2.91		325

8.35	0.00	24,766	1.15	*	1.15	*	1.04	*	1.04	*	4.80	*	132

8.35	6.81	24,629	1.12		1.12		1.04		1.04		2.68		102

8.03	(15.12)	29,123	1.04		1.04		1.04		1.04		3.34		161

9.46	(33.73)	27,958	1.12		1.12		1.04		1.04		3.23		206

14.98	(0.13)	48,840	1.49		1.49		1.04		1.04		3.14		382

15.00	(7.02)	41,707	1.17		1.17		1.04		1.04		2.67		325

7.78	(0.26)	4,843	1.90	*	1.90	*	1.79	*	1.79	*	4.05	*	132

7.80	6.11	5,008	1.87		1.87		1.79		1.79		1.99		102

7.52	(15.79)	4,948	1.79		1.79		1.79		1.79		2.65		161

8.93	(34.20)	5,897	1.87		1.87		1.79		1.79		2.52		206

14.18	(0.98)	9,558	2.24		2.24		1.79		1.79		2.42		382

14.32	(7.77)	6,721	1.92		1.92		1.79		1.79		1.96		325

$6.50	(0.40)%	$650,136	0.85	%*	0.85	%*	0.69	%*	0.69	%*	4.40	%*	177%

6.59	(14.35)	664,036	0.75		0.75		0.69		0.69		3.03		108

9.67	(7.72)	837,675	0.70		0.70		0.69		0.69		1.17		90

11.89	105.22	1,181,348	0.70		0.70		0.69		0.69		1.18		339

6.47	(27.82)	678,711	0.75		0.75		0.69		0.69		2.63		454

9.51	1.42	678,295	0.83		0.83		0.69		0.69		2.35		436

6.38	(0.47)	102,207	0.95	*	0.95	*	0.79	*	0.79	*	4.29	*	177

6.47	(14.47)	124,084	0.85		0.85		0.79		0.79		2.72		108

9.54	(7.88)	293,999	0.80		0.80		0.79		0.79		1.09		90

11.76	104.97	321,158	0.80		0.80		0.79		0.79		1.06		339

6.41	(27.83)	192,747	0.85		0.85		0.79		0.79		2.52		454

9.42	1.24	217,616	0.93		0.93		0.79		0.79		2.26		436

6.35	(0.63)	3,263	1.00	*	1.05	*	0.84	*	0.89	*	4.25	*	177

6.45	(14.47)	3,293	0.90		0.95		0.84		0.89		2.57		108

9.52	(7.91)	11,876	0.85		0.90		0.84		0.89		1.06		90

11.74	104.86	13,355	0.85		0.90		0.84		0.89		1.02		339

6.40	(27.89)	8,140	0.90		0.95		0.84		0.89		2.43		454

9.41	(0.87)	7,922	0.98	*	1.03	*	0.84	*	0.89	*	2.28	*	436

6.45	(0.52)	1,163	1.10	*	1.10	*	0.94	*	0.94	*	4.14	*	177

6.54	(14.63)	1,292	1.00		1.00		0.94		0.94		2.45		108

9.64	(8.02)	4,404	0.95		0.95		0.94		0.94		0.90		90

11.87	104.72	6,029	0.95		0.95		0.94		0.94		0.98		339

6.46	(28.00)	8,702	1.00		1.00		0.94		0.94		2.29		454

9.50	1.09	8,166	1.08		1.08		0.94		0.94		2.10		436

6.18	(0.60)	242,240	1.25	*	1.25	*	1.09	*	1.09	*	3.99	*	177

6.27	(14.69)	274,964	1.15		1.15		1.09		1.09		2.55		108

9.33	(8.13)	408,780	1.10		1.10		1.09		1.09		0.79		90

11.54	104.53	472,314	1.10		1.10		1.09		1.09		0.76		339

6.30	(28.16)	282,255	1.15		1.15		1.09		1.09		2.26		454

9.28	0.97	512,195	1.23		1.23		1.09		1.09		1.95		436

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO StocksPLUS® Small Fund (Cont.)
Class C

04/01/2023 - 09/30/2023+	$5.27	$0.09	$(0.14)	$(0.05)	$(0.04)	$0.00	$0.00	$(0.04)

03/31/2023	8.22	0.12	(1.38)	(1.26)	0.00	(1.69)	0.00	(1.69)

03/31/2022	10.35	0.00	(0.76)	(0.76)	(1.30)	(0.07)	0.00	(1.37)

03/31/2021	5.73	0.00	5.72	5.72	(1.10)	0.00	0.00	(1.10)

03/31/2020	8.48	0.13	(2.41)	(2.28)	(0.17)	(0.28)	(0.02)	(0.47)

03/31/2019	9.49	0.11	(0.14)	(0.03)	(0.15)	(0.83)	0.00	(0.98)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales

(e)	A one for three reverse share split, effective March 25, 2022, has been retroactively applied.
(f)	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
(g)	A one for two reverse share split, effective March 26, 2021, has been retroactively applied.
(h)

Expense ratio as presented is calculated based on average net assets for the period presented. Due to significant fluctuations in total net assets during the period, the expense ratio to average net assets differs from the total operating expense ratio in effect for each class. See Note 9, Fees and Expenses in the Notes to Financial Statements for additional information on how the Fund’s expenses are calculated.

26	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$5.18	(1.01)%	$27,442	2.00	%*	2.00	%*	1.84	%*	1.84	%*	3.24	%*	177%

5.27	(15.38)	33,316	1.90		1.90		1.84		1.84		1.77		108

8.22	(8.77)	58,090	1.85		1.85		1.84		1.84		0.03		90

10.35	102.78	81,026	1.85		1.85		1.84		1.84		0.03		339

5.73	(28.61)	67,632	1.90		1.90		1.84		1.84		1.52		454

8.48	0.18	114,756	1.98		1.98		1.84		1.84		1.20		436

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Assets:

Investments, at value
Investments in securities*	$2,645,243	$2,296,651	$262,414	$2,912,517	$1,144,955	$323,862	$1,434,188
Investments in Affiliates	79,149	83,833	7,624	99,027	525	8,838	51,124
Financial Derivative Instruments
Exchange-traded or centrally cleared	263	1,306	108	1,164	72	403	620
Over the counter	41,615	44,686	1,010	181,770	1,407	1,757	8,276
Cash	0	0	1	0	1	400	1
Deposits with counterparty	47,474	15,416	4,165	13,033	4,552	4,621	22,731
Foreign currency, at value	894	4,521	375	4,244	363	285	2,125
Receivable for investments sold	35,314	68	1,940	21,130	28	6,828	35
Receivable for TBA investments sold	149,605	218,295	23,729	297,135	49,929	11,208	128,683
Receivable for Fund shares sold	562	578	116	3,233	221	78	375
Interest and/or dividends receivable	6,336	6,009	568	6,484	10,748	690	3,620
Dividends receivable from Affiliates	363	384	35	460	16	41	234
Reimbursement receivable from PIMCO	1	0	0	1	0	1	0
Other assets	1	0	0	0	0	0	0
Total Assets	3,006,820	2,671,747	302,085	3,540,198	1,212,817	359,012	1,652,012

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$0	$0	$0	$78,888	$0	$0
Payable for sale-buyback transactions	0	0	0	0	215,720	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,858	3,737	219	2,132	1,277	303	3,098
Over the counter	21,641	4,250	7,526	12,147	7,485	1,071	29,844
Payable for investments purchased	454,391	311,244	34,728	447,843	22,036	52,949	203,768
Payable for investments in Affiliates purchased	363	384	35	460	16	41	234
Payable for TBA investments purchased	380,545	614,842	60,538	792,475	112,068	42,026	378,862
Deposits from counterparty	30,849	39,205	371	153,691	1,111	7,060	5,627
Payable for Fund shares redeemed	9,975	1,027	5,098	2,631	269	559	3,382
Overdraft due to custodian	0	0	0	6	0	0	0
Accrued investment advisory fees	462	582	67	817	243	79	397
Accrued supervisory and administrative fees	529	475	51	655	167	69	271
Accrued distribution fees	23	50	1	25	0	3	19
Accrued servicing fees	96	122	8	82	0	6	59
Total Liabilities	901,732	975,918	108,642	1,412,964	439,280	104,166	625,561

Net Assets	$2,105,088	$1,695,829	$193,443	$2,127,234	$773,537	$254,846	$1,026,451

Net Assets Consist of:

Paid in capital	$2,205,218	$1,858,881	$286,463	$2,156,084	$1,245,979	$4,351,244	$1,452,357
Distributable earnings (accumulated loss)	(100,130)	(163,052)	(93,020)	(28,850)	(472,442)	(4,096,398)	(425,906)

Net Assets	$2,105,088	$1,695,829	$193,443	$2,127,234	$773,537	$254,846	$1,026,451

Cost of investments in securities	$2,708,746	$2,380,955	$269,198	$2,975,097	$1,461,534	$331,899	$1,496,727
Cost of investments in Affiliates	$78,979	$86,606	$7,607	$101,899	$525	$8,819	$52,810
Cost of foreign currency held	$906	$5,701	$601	$5,761	$783	$290	$3,107
Cost or premiums of financial derivative instruments, net	$5,265	$16,667	$968	$10,934	$17,502	$1,429	$13,092

* Includes repurchase agreements of:	$877,569	$621,950	$70,776	$816,992	$317	$111,464	$402,484

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Net Assets:

Institutional Class	$1,585,792	$817,988	$125,372	$1,041,257	$773,537	$78,244	$650,136
I-2	60,611	313,028	23,851	680,903	N/A	127,161	102,207
I-3	22,872	7,851	6,392	20,681	N/A	19,832	3,263
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	1,163
Class A	335,695	480,784	36,531	346,493	N/A	24,766	242,240
Class C	49,034	76,178	1,297	37,900	N/A	4,843	27,442
Class R	51,084	N/A	N/A	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	151,853	82,069	12,411	130,545	57,397	8,946	100,089
I-2	5,832	32,134	2,359	86,717	N/A	14,587	16,011
I-3	2,208	805	636	2,644	N/A	2,287	513
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	180
Class A	37,121	49,904	3,919	47,345	N/A	2,964	39,217
Class C	6,038	9,487	160	6,003	N/A	623	5,298
Class R	5,362	N/A	N/A	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$10.44	$9.97	$10.10	$7.98	$13.48	$8.75	$6.50
I-2	10.39	9.74	10.11	7.85	N/A	8.72	6.38
I-3	10.36	9.75	10.04	7.82	N/A	8.67	6.35
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	6.45
Class A	9.04	9.63	9.32	7.32	N/A	8.35	6.18
Class C	8.12	8.03	8.10	6.31	N/A	7.78	5.18
Class R	9.53	N/A	N/A	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Investment Income:

Interest	$52,916	$43,552	$5,274	$53,444	$20,947	$8,428	$27,274
Dividends from Investments in Affiliates	1,750	2,126	67	2,595	100	80	1,296
Miscellaneous income	52	18	20	182	5	93	15
Total Income	54,718	45,696	5,361	56,221	21,052	8,601	28,585

Expenses:

Investment advisory fees	2,730	3,488	359	4,699	1,397	567	2,389
Supervisory and administrative fees	3,120	2,839	276	3,779	958	499	1,641
Distribution and/or servicing fees - Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	2
Distribution and/or servicing fees - Class A	429	620	47	435	N/A	30	329
Distribution and/or servicing fees - Class C	193	412	7	207	N/A	25	154
Distribution and/or servicing fees - Class R	133	N/A	N/A	N/A	N/A	N/A	N/A
Trustee fees	6	5	1	6	2	1	3
Interest expense	1,536	1,985	416	4,926	8,332	164	877
Miscellaneous expense	2	3	0	3	1	0	2
Total Expenses	8,149	9,352	1,106	14,055	10,690	1,286	5,397
Waiver and/or Reimbursement by PIMCO	(6)	(1)	(2)	(5)	0	(6)	(1)
Net Expenses	8,143	9,351	1,104	14,050	10,690	1,280	5,396

Net Investment Income (Loss)	46,575	36,345	4,257	42,171	10,362	7,321	23,189

Net Realized Gain (Loss):

Investments in securities	(13,716)	(32,178)	(1,652)	(20,902)	(10,953)	(2,667)	(29,825)
Investments in Affiliates	11	0	0	(2)	8	1	0
Exchange-traded or centrally cleared financial derivative instruments	101,083	88,922	(395)	2,614	46,208	(14,065)	24,439
Over the counter financial derivative instruments	30,349	(29,375)	16,926	4,887	12,438	(5,471)	(7,551)
Foreign currency	(130)	857	(19)	(10,572)	51	(26)	303

Net Realized Gain (Loss)	117,597	28,226	14,860	(23,975)	47,752	(22,228)	(12,634)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	931	3,030	(1,240)	(12,534)	(109,622)	(635)	9,847
Investments in Affiliates	171	673	17	693	(1)	19	410
Exchange-traded or centrally cleared financial derivative instruments	(68,290)	(44,538)	2,432	25,191	(14,364)	9,582	(20,156)
Over the counter financial derivative instruments	16,404	69,142	(23,692)	63,129	(4,548)	479	(3,892)
Foreign currency assets and liabilities	(13)	(557)	(38)	(377)	(197)	(9)	(444)

Net Change in Unrealized Appreciation (Depreciation)	(50,797)	27,750	(22,521)	76,102	(128,732)	9,436	(14,235)

Net Increase (Decrease) in Net Assets Resulting from Operations	$113,375	$92,321	$(3,404)	$94,298	$(70,618)	$(5,471)	$(3,680)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

30	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO StocksPLUS® Fund		PIMCO StocksPLUS® Absolute Return Fund		PIMCO StocksPLUS® International Fund (Unhedged)

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:
Net investment income (loss)	$46,575	$45,801	$36,345	$56,635	$4,257	$6,603
Net realized gain (loss)	117,597	(134,345)	28,226	(139,843)	14,860	(69,274)
Net change in unrealized appreciation (depreciation)	(50,797)	(149,375)	27,750	(204,775)	(22,521)	20,628

Net Increase (Decrease) in Net Assets Resulting from Operations	113,375	(237,919)	92,321	(287,983)	(3,404)	(42,043)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(26,962)	(108,898)	(10,063)	(35,158)	(976)	(32,027)
I-2	(1,012)	(5,537)	(3,797)	(9,877)	(174)	(5,241)
I-3	(364)	(1,552)	(89)	(123)	(46)	(932)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A
Class A	(5,962)	(30,642)	(5,241)	(15,198)	(249)	(11,462)
Class C	(894)	(5,573)	(814)	(2,891)	(6)	(614)
Class R	(807)	(4,612)	N/A	N/A	N/A	N/A

Total Distributions(a)	(36,001)	(156,814)	(20,004)	(63,247)	(1,451)	(50,276)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	(109,698)	165,956	(225,456)	(184,213)	33,520	(112,349)

Total Increase (Decrease) in Net Assets	(32,324)	(228,777)	(153,139)	(535,443)	28,665	(204,668)

Net Assets:

Beginning of period	2,137,412	2,366,189	1,848,968	2,384,411	164,778	369,446
End of period	$2,105,088	$2,137,412	$1,695,829	$1,848,968	$193,443	$164,778

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Statements of Changes in Net Assets	(Cont.)

	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)		PIMCO StocksPLUS® Long Duration Fund		PIMCO StocksPLUS® Short Fund		PIMCO StocksPLUS® Small Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$42,171	$56,014	$10,362	$25,794	$7,321	$10,532	$23,189	$36,686
Net realized gain (loss)	(23,975)	(42,093)	47,752	(198,813)	(22,228)	1,319	(12,634)	(312,447)
Net change in unrealized appreciation (depreciation)	76,102	40,869	(128,732)	(139,185)	9,436	(13,019)	(14,235)	46,506

Net Increase (Decrease) in Net Assets Resulting from Operations	94,298	54,790	(70,618)	(312,204)	(5,471)	(1,168)	(3,680)	(229,255)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(52,530)	(93,175)	(16,001)	(12,904)	0	(2,463)	(6,602)	(158,738)
I-2	(35,014)	(60,147)	N/A	N/A	0	(5,432)	(1,004)	(30,682)
I-3	(1,092)	(1,718)	N/A	N/A	0	(769)	(31)	(1,450)
Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	(11)	(313)
Class A	(18,915)	(35,124)	N/A	N/A	0	(712)	(2,145)	(63,466)
Class C	(2,452)	(5,587)	N/A	N/A	0	(124)	(208)	(9,601)
Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(110,003)	(195,751)	(16,001)	(12,904)	0	(9,500)	(10,001)	(264,250)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	137,929	133,187	132,659	(233,987)	(88,915)	225,325	(60,853)	(20,334)

Total Increase (Decrease) in Net Assets	122,224	(7,774)	46,040	(559,095)	(94,386)	214,657	(74,534)	(513,839)

Net Assets:

Beginning of period	2,005,010	2,012,784	727,497	1,286,592	349,232	134,575	1,100,985	1,614,824
End of period	$2,127,234	$2,005,010	$773,537	$727,497	$254,846	$349,232	$1,026,451	$1,100,985

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

32	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Statement of Cash Flows

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO StocksPLUS® Long Duration Fund

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$(70,618)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(816,196)
Proceeds from sales of long-term securities	615,403
(Purchases) Proceeds from sales of short-term portfolio investments, net	12,720
(Increase) decrease in deposits with counterparty	520
(Increase) decrease in receivable for investments sold	(19,153)
(Increase) decrease in interest and/or dividends receivable	(2,095)
(Increase) decrease in dividends receivable from Affiliates	1
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	35,879
Proceeds from (Payments on) over the counter financial derivative instruments	12,497
Increase (decrease) in payable for investments purchased	82,650
Increase (decrease) in deposits from counterparty	(6,906)
Increase (decrease) in accrued investment advisory fees	24
Increase (decrease) in accrued supervisory and administrative fees	17
Proceeds from (Payments on) foreign currency transactions	(195)
Net Realized (Gain) Loss
Investments in securities	10,953
Investments in Affiliates	(8)
Exchange-traded or centrally cleared financial derivative instruments	(46,208)
Over the counter financial derivative instruments	(12,438)
Foreign currency	(51)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	109,622
Investments in Affiliates	1
Exchange-traded or centrally cleared financial derivative instruments	14,364
Over the counter financial derivative instruments	4,548
Foreign currency assets and liabilities	197
Net amortization (accretion) on investments	(1,119)

Net Cash Provided by (Used for) Operating Activities	(75,591)

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	337,307
Payments on shares redeemed	(219,996)
Cash distributions paid*	(264)
Proceeds from reverse repurchase agreements	3,001,809
Payments on reverse repurchase agreements	(3,259,479)
Proceeds from sale-buyback transactions	1,005,960
Payments on sale-buyback transactions	(790,240)

Net Cash Received from (Used for) Financing Activities	75,097

Net Increase (Decrease) in Cash and Foreign Currency	(494)

Cash and Foreign Currency:

Beginning of period	858
End of period	$364

* Reinvestment of distributions	$15,737

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the period	$9,324

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Fund has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Fund’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Schedule of Investments	PIMCO StocksPLUS® Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 125.6%

CORPORATE BONDS & NOTES 9.0%

BANKING & FINANCE 6.9%

AerCap Ireland Capital DAC
2.450% due 10/29/2026		$2,600	$2,330

American Honda Finance Corp.
5.000% due 05/23/2025		5,400	5,344

Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	358

Bank of America Corp.
1.734% due 07/22/2027 •		500	443
5.933% due 09/15/2027 •		7,900	7,844
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		1,900	1,911

Bank of America NA
5.650% due 08/18/2025		7,250	7,233
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,700	3,706

Barclays PLC
4.375% due 01/12/2026		200	192
5.829% due 05/09/2027 •		5,100	5,010

Citibank NA
5.864% due 09/29/2025		11,800	11,814

Credit Suisse AG
6.603% (SOFRINDX + 1.260%) due 02/21/2025 ~		3,100	3,099

Credit Suisse AG AT1 Claim ^		3,100	325

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,366
3.035% due 05/28/2032 •(g)		$500	383

Ford Motor Credit Co. LLC
1.744% due 07/19/2024	EUR	1,000	1,031
2.748% due 06/14/2024	GBP	300	354
3.375% due 11/13/2025		$600	557
4.063% due 11/01/2024		200	194
5.125% due 06/16/2025		400	388

GA Global Funding Trust
6.643% (SOFRRATE + 1.360%) due 04/11/2025 ~		5,900	5,838

Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		4,500	4,008
1.948% due 10/21/2027 •		500	442
3.272% due 09/29/2025 •		400	388
3.500% due 04/01/2025		100	96
3.500% due 11/16/2026		2,700	2,512
3.615% due 03/15/2028 •		600	554
5.798% due 08/10/2026 •		7,500	7,445
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,500	1,501

HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	1,726
2.848% due 06/04/2031 •		$800	640
2.999% due 03/10/2026 •		11,000	10,486

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,200	3,202

JPMorgan Chase & Co.
0.969% due 06/23/2025 •		500	480
1.040% due 02/04/2027 •		1,400	1,246
1.578% due 04/22/2027 •		1,800	1,607
3.782% due 02/01/2028 •		900	839
3.960% due 01/29/2027 •		2,356	2,253

Lloyds Banking Group PLC
3.511% due 03/18/2026 •		3,800	3,646
4.550% due 08/16/2028		700	652

Morgan Stanley
5.050% due 01/28/2027 •		7,600	7,452

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		100	89
2.750% due 03/09/2028		700	586

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nykredit Realkredit AS
3.501% (CITF03M + 0.060%) due 10/01/2023 ~	DKK	14,200	$2,013
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		24,400	3,459
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		5,900	836

Societe Generale SA
3.000% due 01/22/2030		$1,100	897
4.000% due 01/12/2027		800	743

Standard Chartered PLC
0.991% due 01/12/2025 •		1,100	1,082

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		5,500	5,506

UBS Group AG
1.364% due 01/30/2027 •		800	711
4.194% due 04/01/2031 •		250	218
6.327% due 12/22/2027 •		1,400	1,398

Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	749
1.741% due 05/04/2030 •		700	638
2.406% due 10/30/2025 •		$400	383
3.196% due 06/17/2027 •		1,800	1,672
3.584% due 05/22/2028 •		100	92

Wells Fargo Bank NA
5.550% due 08/01/2025		7,600	7,577
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		4,100	4,109

			144,653

INDUSTRIALS 1.9%

Broadcom, Inc.
3.419% due 04/15/2033		3,200	2,561
3.469% due 04/15/2034		1,250	982
4.000% due 04/15/2029		4,000	3,612

DAE Funding LLC
1.550% due 08/01/2024		1,900	1,820
1.625% due 02/15/2024		2,000	1,961
2.625% due 03/20/2025		600	565
3.375% due 03/20/2028		500	442

Expedia Group, Inc.
6.250% due 05/01/2025		300	301

Hyundai Capital America
6.491% due 08/04/2025 •		5,500	5,503

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		6,300	5,754
4.810% due 09/17/2030		600	518

Quanta Services, Inc.
0.950% due 10/01/2024		6,243	5,908

Sands China Ltd.
2.550% due 03/08/2027		1,600	1,389
4.875% due 06/18/2030		500	432
5.650% due 08/08/2028		500	471

T-Mobile USA, Inc.
2.875% due 02/15/2031		400	325

Volkswagen Group of America Finance LLC
5.800% due 09/12/2025		2,650	2,639
6.274% (SOFRRATE + 0.930%) due 09/12/2025 ~		2,950	2,954

Warnermedia Holdings, Inc.
3.638% due 03/15/2025		1,700	1,640
3.755% due 03/15/2027		1,700	1,570

			41,347

UTILITIES 0.2%

Enel Finance International NV
1.375% due 07/12/2026		800	707

Pacific Gas & Electric Co.
1.700% due 11/15/2023		2,800	2,785

			3,492

Total Corporate Bonds & Notes (Cost $197,624)			189,492

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 11.9%

Fannie Mae
0.000% due 08/25/2039 (a)(e)	$33	$27
3.000% due 10/25/2040	508	463
4.068% due 12/01/2033 •	41	40
4.422% due 11/01/2028 •	2	2
4.460% due 11/01/2027 •	2	2
4.477% due 07/01/2028 •	1	1
4.514% due 04/01/2028 •	1	1
4.572% due 11/01/2028 •	2	2
4.797% due 12/01/2036 •	17	17
4.809% due 05/25/2058 •	453	436
4.940% due 04/01/2035 •	55	54
5.000% due 04/25/2033	89	87
5.055% due 05/01/2038 •	131	133
5.514% due 09/01/2034 •	12	12
5.522% due 03/25/2034 •	24	24
5.630% due 07/01/2044 •	11	11
5.679% due 05/25/2037 •	16	16
5.779% due 03/25/2037 - 07/25/2037 •	28	28
5.789% due 03/25/2037 •	19	19
5.809% due 07/25/2037 •	43	42
5.829% due 09/25/2035 •	89	87
5.874% due 02/25/2037 •	37	36
6.149% due 06/25/2037 •	104	103
6.179% due 03/25/2038 - 01/25/2040 •	106	105
6.205% due 11/01/2035 •	31	31
6.249% due 12/25/2039 •	56	55
6.329% due 07/25/2039 •	27	27

Freddie Mac
4.000% due 11/01/2047	370	337
4.645% due 07/15/2040 •	252	248
4.835% due 03/15/2042 •	114	111
5.000% due 12/01/2026 - 01/01/2029	45	44
5.273% due 09/01/2037 •	301	306
5.466% due 06/01/2035 •	96	97
5.728% due 02/15/2037 •	1	1
5.758% due 02/15/2037 •	9	9
5.768% due 02/15/2037 •	39	38
5.978% due 07/15/2041 •	591	578
6.000% due 01/01/2029 - 02/01/2034	125	127
6.028% due 10/15/2037 •	37	37
6.098% due 08/15/2037 •	370	366
6.128% due 08/15/2037 •	768	760
6.138% due 10/15/2037 •	128	127
6.148% due 05/15/2037 - 09/15/2037 •	899	890
6.178% due 08/15/2036 •	51	50
6.278% due 11/15/2039 •	14	14
6.283% due 01/15/2038 •	187	186
6.500% due 10/25/2043	360	358

Ginnie Mae
2.625% (H15T1Y + 1.500%) due 08/20/2024 - 08/20/2026 ~	1	1
2.625% due 07/20/2027 •	28	27
2.750% (H15T1Y + 1.500%) due 10/20/2025 - 11/20/2025 ~	4	4
2.750% due 12/20/2027 •	9	9
3.625% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~	12	11
3.625% due 01/20/2028 - 02/20/2028 •	13	12
3.875% (H15T1Y + 1.500%) due 05/20/2026 ~	6	6
3.875% due 04/20/2027 - 04/20/2041 •	739	728
4.610% due 12/20/2065 •	1,289	1,278
4.645% due 02/20/2066 •	1	1
4.756% due 01/20/2066 •	184	182
4.952% due 03/20/2066 •	692	688
4.971% due 03/20/2066 •	215	214
6.432% due 01/20/2066 •	2,675	2,660

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	9,886	8,661
8.000% due 03/01/2030 - 08/01/2030	5	5

34	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Uniform Mortgage-Backed Security, TBA
5.500% due 11/01/2053		$64,900	$62,707
6.000% due 11/01/2053		65,300	64,417
6.500% due 10/01/2053 - 11/01/2053		101,400	101,854

Total U.S. Government Agencies (Cost $253,806)			250,010

U.S. TREASURY OBLIGATIONS 5.2%

U.S. Treasury Bonds
3.000% due 02/15/2049 (j)		4,000	2,925
4.375% due 11/15/2039 (j)(l)		2,800	2,666

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (l)		23,560	23,014
0.125% due 10/15/2024 (j)		50,757	49,211
0.125% due 04/15/2025 (j)		4,852	4,629
0.250% due 01/15/2025 (j)(l)		11,616	11,174
0.625% due 07/15/2032 (l)		1,683	1,468
0.625% due 02/15/2043 (l)		133	97
0.750% due 02/15/2045 (l)		4,024	2,929
1.000% due 02/15/2046 (l)		774	588
1.000% due 02/15/2048 (l)		248	185
1.000% due 02/15/2049 (l)		4,774	3,529

U.S. Treasury Notes
0.375% due 09/30/2027 (j)		800	676
0.500% due 10/31/2027		300	254
0.625% due 11/30/2027 (j)(l)		1,500	1,272
0.750% due 01/31/2028 (j)(l)		5,000	4,240
2.875% due 11/30/2023 (j)		1,380	1,374

Total U.S. Treasury Obligations (Cost $116,927)			110,231

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.7%

Ashford Hospitality Trust
6.405% due 04/15/2035 •		18,672	18,349
6.755% due 04/15/2035 •		7,105	6,918

Austin Fairmont Hotel Trust
6.430% due 09/15/2032 •		3,605	3,589

Avon Finance
6.089% due 12/28/2049 •	GBP	8,800	10,683

BAMLL Commercial Mortgage Securities Trust
6.430% due 04/15/2036 •		$5,000	4,963
6.730% due 04/15/2036 •		3,700	3,663

Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 «~		3	2
4.319% due 01/25/2034 «~		10	9
4.500% due 04/25/2033 «~		8	8
4.827% due 01/25/2034 ~		143	138

Bear Stearns ALT-A Trust
4.138% due 11/25/2036 ~		3,042	1,712
4.598% due 09/25/2035 ^~		69	42
7.009% due 01/25/2035 •		2,248	2,071

Bear Stearns Structured Products, Inc. Trust
4.335% due 12/26/2046 ^~		145	106
4.710% due 01/26/2036 ^~		176	128

BMO Mortgage Trust
3.378% due 02/17/2055 ~		5,737	5,026

Braemar Hotels & Resorts Trust
6.325% due 06/15/2035 •		84	84

BSREP Commercial Mortgage Trust
6.797% due 08/15/2038 •		11,657	10,379

BWAY Mortgage Trust
6.697% due 09/15/2036 •		5,000	4,690

BX Commercial Mortgage Trust
6.146% due 04/15/2034 •		10,500	9,977

Citigroup Mortgage Loan Trust
6.980% due 05/25/2035 •		19	19

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •		5,480	5,373

Commercial Mortgage Trust
3.732% due 08/10/2049 ~		2,700	2,481

Countrywide Alternative Loan Trust
5.794% due 04/25/2046 •		1,515	1,348

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 11/25/2035 ^		$734	$407

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 «~		1	0
5.823% due 03/25/2032 ~		33	30

Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~		3,303	3,024

Credit Suisse Mortgage Capital Trust
1.115% due 01/25/2060 ~		1,562	1,252
1.796% due 12/27/2060 ~		1,982	1,854
3.850% due 09/25/2057 ~		3,119	2,980
6.847% due 07/15/2038 •		7,900	7,003

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.674% due 05/25/2036 •		2,269	1,981

Extended Stay America Trust
6.526% due 07/15/2038 •		8,174	8,113

GCAT Trust
2.650% due 10/25/2068 ~		6,286	5,881

GreenPoint Mortgage Funding Trust
5.974% due 11/25/2045 •		81	69

GS Mortgage Securities Corp. Trust
6.554% due 12/15/2036 •		1,150	1,133
6.847% due 08/15/2032 •		8,250	8,181
7.197% due 08/15/2032 •		1,500	1,475

GS Mortgage Securities Trust
4.074% due 01/10/2047		4,500	4,472

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~		2,387	2,146

GSR Mortgage Loan Trust
3.922% due 01/25/2036 ^~		16	15
5.784% due 01/25/2034 «•		6	5

Hilton Orlando Trust
6.679% due 12/15/2034 •		900	889

Impac CMB Trust
5.974% due 05/25/2035 •		4,530	4,123
6.194% due 10/25/2033 «•		1	1

Independence Plaza Trust
3.911% due 07/10/2035		3,300	3,071

JP Morgan Chase Commercial Mortgage Securities Trust
6.737% due 06/15/2038 •		7,000	6,387
6.962% due 11/15/2038 •		8,900	8,692

Legacy Mortgage Asset Trust
1.991% due 09/25/2060 ~		99	99
3.000% due 09/25/2059 ~		1,941	1,774

Lehman Mortgage Trust
5.754% due 08/25/2036 ^•		681	467

Lehman XS Trust
5.794% due 11/25/2035 •		2,459	2,350

MASTR Adjustable Rate Mortgages Trust
5.426% due 12/25/2046 •		7,049	5,248

Merrill Lynch Mortgage Investors Trust
5.854% due 02/25/2036 •		69	64

MHC Trust
6.296% due 05/15/2038 •		1,464	1,442

Morgan Stanley Capital Trust
6.397% due 12/15/2036 •		1,800	1,458
6.896% due 12/15/2038 •		5,125	4,639

New Orleans Hotel Trust
6.369% due 04/15/2032 •		1,900	1,826

New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,476	1,308
1.147% due 10/25/2058 ~		211	187
1.353% due 10/25/2058 ~		151	133
2.750% due 11/25/2059 ~		1,849	1,702

New York Mortgage Trust
1.670% due 08/25/2061 þ		9,771	8,901

Prime Mortgage Trust
5.834% due 02/25/2034 •		15	14

Ripon Mortgages PLC
5.919% due 08/28/2056 •	GBP	37,528	45,625

SFO Commercial Mortgage Trust
6.946% due 05/15/2038 •		$6,400	5,628

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SREIT Trust
6.543% due 10/15/2038 •		$9,000	$8,767

Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		2,564	1,909

Starwood Mortgage Trust
6.497% due 04/15/2034 •		2,500	2,464
6.797% due 04/15/2034 •		5,400	5,314

Structured Adjustable Rate Mortgage Loan Trust
5.170% due 09/25/2035 ~		261	231
5.754% due 10/25/2035 •		1,517	1,373

Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 «~		39	36
5.942% due 07/19/2035 •		126	113
5.994% due 02/25/2036 ^•		98	80

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		4,427	4,109
2.900% due 10/25/2059 ~		1,915	1,757
3.000% due 01/25/2058 ~		121	117
3.750% due 05/25/2058 ~		4,959	4,702
3.750% due 09/25/2062		4,906	4,437
6.434% due 05/25/2058 •		1,628	1,643

Trinity Square PLC
6.000% due 07/15/2059 •	GBP	6,244	7,610

TTAN
6.297% due 03/15/2038 •		$2,320	2,288

VASA Trust
6.347% due 07/15/2039 •		4,300	3,775

Verus Securitization Trust
1.020% due 04/25/2064 ~		1,886	1,658
1.277% due 04/25/2064 ~		239	211
1.380% due 04/25/2064 ~		359	316

WaMu Mortgage Pass-Through Certificates Trust
4.140% due 02/27/2034 •		98	92
5.826% due 11/25/2042 •		14	13
6.014% due 10/25/2045 •		38	36
6.026% due 06/25/2042 •		35	32

Wells Fargo Commercial Mortgage Trust
2.584% due 09/15/2031 ~		7,300	6,546
2.786% due 09/15/2031 ~		1,300	1,160

Wells Fargo Mortgage-Backed Securities Trust
4.790% due 04/25/2036 ~		1,255	1,174

Total Non-Agency Mortgage-Backed Securities (Cost $335,149)			309,770

ASSET-BACKED SECURITIES 30.2%

510 Asset-Backed Trust
2.240% due 06/25/2061 þ		831	778

Aames Mortgage Investment Trust
6.349% due 10/25/2035 •		2,200	2,035

Accunia European CLO DAC
4.613% due 07/15/2030 •	EUR	1,720	1,807

ACE Securities Corp. Home Equity Loan Trust
5.754% due 10/25/2036 •		$3,003	1,121

AFC Home Equity Loan Trust
5.984% due 06/25/2028 «•		41	38

Ally Auto Receivables Trust
5.460% due 05/15/2028		3,200	3,195

American Credit Acceptance Receivables Trust
6.000% due 03/12/2027		6,803	6,799

American Express Credit Account Master Trust
4.870% due 05/15/2028		5,500	5,436

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •		1,019	1,019

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		11,000	11,005

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.349% due 01/25/2035 •		607	586

Anchorage Capital CLO Ltd.
6.747% due 07/22/2032 •		2,650	2,633

Apidos CLO
6.500% due 07/17/2030 •		4,199	4,189
6.872% due 07/18/2029 •		10,500	10,434

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Aqueduct European CLO DAC
4.345% due 07/20/2030 •	EUR	666	$699

Arbor Realty Commercial Real Estate Notes Ltd.
6.417% due 12/15/2035 •		$6,700	6,630

AREIT Trust
6.563% due 01/20/2037 •		7,868	7,766

Ares CLO Ltd.
6.620% due 01/15/2032 •		700	698
6.657% due 04/22/2031 •		1,750	1,742

Ares European CLO DAC
4.443% due 10/15/2031 •	EUR	900	939

Argent Securities Trust
5.734% due 06/25/2036 •		$3,905	2,506

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.902% due 06/26/2034 •		711	710

Asset-Backed Securities Corp. Home Equity Loan Trust
6.259% due 04/25/2034 •		1,102	1,049

Avant Loans Funding Trust
1.210% due 07/15/2030		3,098	3,058

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		300	293
5.900% due 08/21/2028		4,500	4,512

BA Credit Card Trust
4.790% due 05/15/2028		5,700	5,622

Bank of America Auto Trust
5.830% due 05/15/2026		8,200	8,196

Bear Stearns Asset-Backed Securities Trust
5.371% due 11/25/2034 •		5,945	5,852
5.894% due 11/25/2036 •		815	747

Benefit Street Partners CLO Ltd.
6.650% due 07/15/2032 •		12,400	12,362

Birch Grove CLO Ltd.
6.801% due 06/15/2031 •		1,526	1,522

Black Diamond CLO DAC
4.565% due 01/20/2032 •	EUR	2,895	3,040

BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		497	487
4.383% due 01/15/2031 •		3,130	3,251

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$3,000	2,994

BNPP AM Euro CLO DAC
4.263% due 04/15/2031 •	EUR	1,150	1,189

BSPRT Issuer Ltd.
6.547% due 03/15/2036 •		$11,200	11,060

Cairn CLO DAC
4.443% due 10/15/2031 •	EUR	600	623

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •		746	774

Carlyle Global Market Strategies Euro CLO DAC
4.531% due 11/15/2031 •		1,549	1,610

Carlyle U.S. CLO Ltd.
6.588% due 04/20/2031 •		$1,692	1,685

Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,700	2,644
5.420% due 04/10/2028		4,900	4,847
6.410% due 09/10/2027		5,100	5,101

Catamaran CLO Ltd.
6.707% due 04/22/2030 •		2,356	2,351

Chase Funding Trust
6.174% due 10/25/2032 •		54	52

CIFC Funding Ltd.
6.557% due 10/24/2030 •		1,591	1,589

Citigroup Mortgage Loan Trust
4.272% due 10/25/2037 þ		135	119
5.494% due 07/25/2045 •		345	237
5.754% due 12/25/2036 •		815	457
7.084% due 07/25/2037 •		187	186

Citizens Auto Receivables Trust
5.739% due 09/16/2024		10,200	10,202
6.090% due 10/15/2026		3,100	3,101
6.130% due 07/15/2026		5,500	5,505
6.263% due 07/15/2026 •		4,600	4,613

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
5.574% due 08/25/2037 ^•		$248	$219
5.574% due 06/25/2047 ^•		1,288	1,134
5.634% due 06/25/2047 ^•		330	285
5.714% due 12/25/2046 •		6,905	6,324
5.834% due 08/25/2034 •		434	403
5.974% due 03/25/2036 •		452	392
6.529% due 04/25/2036 ^•		8,900	8,147

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •		53	50

Credit-Based Asset Servicing & Securitization LLC
3.586% due 06/25/2035 •		1,995	1,876
7.009% due 03/25/2046 •		1,888	1,785

DLLAA LLC
5.631% due 08/20/2024		2,290	2,290

Dryden Euro CLO DAC
4.641% due 05/15/2034 •	EUR	3,900	4,053

Dryden Senior Loan Fund
6.590% due 04/15/2029 •		$2,162	2,160

DT Auto Owner Trust
6.290% due 08/16/2027		9,895	9,908

Exeter Automobile Receivables Trust
5.870% due 11/17/2025		14,392	14,385
6.040% due 07/15/2026		1,300	1,298
6.110% due 09/15/2025		4,300	4,300

Fifth Third Auto Trust
5.800% due 11/16/2026		3,200	3,198

First Franklin Mortgage Loan Trust
5.734% due 08/25/2036 •		2,061	1,855
5.744% due 09/25/2036 •		3,041	2,773
5.914% due 05/25/2036 •		12,141	9,930

FREED ABS Trust
1.910% due 03/19/2029		1,385	1,379

GE-WMC Asset-Backed Pass-Through Certificates
6.074% due 12/25/2035 •		6,676	6,304

GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		7,100	7,075
6.040% due 03/15/2027		4,100	4,096

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		3,400	3,374
6.270% due 08/16/2027		7,500	7,484

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		4,900	4,887
5.634% due 08/20/2024		2,550	2,550
5.764% due 01/20/2026 •		900	901

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		3,100	3,097

GMF Canada Leasing Trust Asset-Backed Notes
5.458% due 04/21/2025	CAD	4,445	3,316

GPMT Ltd.
6.695% due 07/16/2035 •		$1,073	1,057

GSAA Home Equity Trust
5.934% due 01/25/2036 •		767	268

GSAMP Trust
5.714% due 06/25/2036 •		147	141
6.334% due 11/25/2035 •		346	324
7.084% due 10/25/2034 «•		19	19

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	599	620
4.608% due 06/26/2030 •		858	893

HERA Commercial Mortgage Ltd.
6.495% due 02/18/2038 •		$1,898	1,839

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		9,600	9,116
3.370% due 03/25/2025		600	596

Home Equity Mortgage Loan Asset-Backed Trust
5.694% due 08/25/2036 •		3,826	3,615

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		6,000	5,996

HSI Asset Securitization Corp. Trust
5.929% due 02/25/2036 •		502	465

Hyundai Auto Receivables Trust
5.480% due 04/17/2028		3,200	3,198

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Invesco Euro CLO DAC
4.313% due 07/15/2031 •	EUR	400	$414

JP Morgan Mortgage Acquisition Trust
5.874% due 07/25/2036 •		$2,200	1,963

Jubilee CLO DAC
4.645% due 12/15/2029 •	EUR	151	160

LCCM Trust
6.647% due 12/13/2038 •		$1,495	1,463

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		3,105	3,034

LL ABS Trust
1.070% due 05/15/2029		1,038	1,022
3.760% due 11/15/2029		2,491	2,469

LMREC LLC
6.488% due 04/22/2037 •		68	68

Long Beach Mortgage Loan Trust
5.874% due 02/25/2036 •		798	754
5.879% due 04/21/2031 •		2,988	2,880
5.994% due 10/25/2034 •		49	47

Madison Park Funding Ltd.
6.437% due 04/22/2027 •		2,488	2,484

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •	EUR	201	211

Mariner Finance Issuance Trust
1.860% due 03/20/2036		$7,800	6,904

Marlette Funding Trust
6.070% due 04/15/2033		6,915	6,903

Master Credit Card Trust
6.163% due 01/21/2027 •		10,800	10,803

Merrill Lynch Mortgage Investors Trust
5.734% due 08/25/2037 •		552	513

MF1 Ltd.
6.545% due 07/16/2036 •		1,091	1,075
7.547% due 11/15/2035 •		12,000	11,855

MFA Trust
2.363% due 03/25/2060 þ		489	471

MidOcean Credit CLO
6.661% due 01/29/2030 •		1,341	1,342

Morgan Stanley ABS Capital, Inc. Trust
5.544% due 12/25/2036 •		4,150	2,028
5.564% due 10/25/2036 •		82	70
5.594% due 09/25/2036 •		27	12
6.349% due 07/25/2034 •		686	687

Mountain View CLO LLC
6.610% due 01/16/2031 •		22,545	22,450
6.660% due 10/16/2029 •		1,069	1,070

Navient Student Loan Trust
6.427% due 12/15/2059 •		3,261	3,230

Nelnet Student Loan Trust
6.279% due 02/25/2066 •		1,120	1,106
6.640% due 02/20/2041		1,041	1,036
7.514% due 02/20/2041 •		1,041	1,044

OZLM Ltd.
6.820% due 07/15/2034 •		9,375	9,292

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		665	663
1.530% due 08/15/2029		2,043	2,016
2.030% due 10/15/2029		3,645	3,569

Palmer Square Loan Funding Ltd.
6.988% due 07/20/2029 •		14,900	14,775

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.364% due 05/25/2035 •		4,326	3,902

PRET LLC
1.744% due 07/25/2051 þ		1,897	1,769
1.868% due 07/25/2051 þ		620	577
1.992% due 02/25/2061 þ		531	503
2.487% due 07/25/2051 þ		5,586	5,332
3.721% due 07/25/2051 þ		5,214	5,055

Reach ABS Trust
7.050% due 02/18/2031		1,620	1,624

Ready Capital Mortgage Financing LLC
6.384% due 07/25/2036 •		4,878	4,805

36	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Research-Driven Pagaya Motor Asset Trust
7.130% due 01/26/2032		$800	$804

Residential Asset Mortgage Products Trust
5.794% due 08/25/2046 •		5,557	4,949
6.499% due 05/25/2035 •		2,900	2,731

Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		13,375	13,370
6.080% due 08/17/2026		10,200	10,196
6.180% due 02/16/2027		14,400	14,416

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	450	469

SMB Private Education Loan Trust
1.290% due 07/15/2053		$2,520	2,243
1.310% due 07/17/2051		2,692	2,378
1.340% due 03/17/2053		7,067	6,205
2.850% due 11/16/2054		4,646	4,146
6.167% due 01/15/2037 •		5,098	5,041
6.714% due 11/15/2052 •		1,300	1,304

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		1,965	1,800

Sound Point CLO Ltd.
6.638% due 10/20/2028 •		211	211
7.388% due 07/20/2032 •		6,100	6,035

Soundview Home Loan Trust
6.139% due 11/25/2035 •		1,062	1,035

Specialty Underwriting & Residential Finance Trust
6.409% due 12/25/2035 •		87	85

Starwood Commercial Mortgage Trust
6.645% due 04/18/2038 •		6,200	6,077

Structured Asset Securities Corp. Mortgage Loan Trust
6.079% due 02/25/2036 •		772	770

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.259% due 01/25/2035 •		1,932	1,897

Theorem Funding Trust
7.580% due 04/15/2029		1,533	1,540

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	5,500	5,716

Towd Point Asset Trust
6.139% due 11/20/2061 •		$6,913	6,817

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		5,200	5,190
5.604% due 08/15/2024		5,715	5,715

Trillium Credit Card Trust
6.174% due 08/28/2028 •		10,800	10,811

Upstart Securitization Trust
1.310% due 11/20/2031		1,291	1,272

USAA Auto Owner Trust
5.830% due 07/15/2026		3,900	3,900

Venture CLO Ltd.
6.638% due 07/20/2030 •		934	928
6.680% due 08/28/2029 •		452	452
6.718% due 04/20/2032 •		950	935

Vibrant CLO Ltd.
6.609% due 06/20/2029 •		409	408

Wellfleet CLO Ltd.
6.478% due 07/20/2029 •		4,621	4,618

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		6,550	6,543
5.983% due 10/15/2026 •		6,400	6,403

Wind River CLO Ltd.
7.220% due 07/15/2031 •		10,800	10,690

World Omni Auto Receivables Trust
5.570% due 12/15/2026		1,700	1,696

Total Asset-Backed Securities (Cost $654,174)			636,316

SOVEREIGN ISSUES 0.4%

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	49,000	9,477

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Russia Government International Bond
5.250% due 06/23/2047 ^(c)		$200	$73

Total Sovereign Issues (Cost $9,789)			9,550

SHORT-TERM INSTRUMENTS 54.2%

COMMERCIAL PAPER 8.1%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023		250	250
5.550% due 10/04/2023		600	600
5.550% due 10/17/2023		250	249
5.550% due 10/19/2023		250	249
5.550% due 10/30/2023 (b)		250	249

Ameren Corp.
5.550% due 10/10/2023		800	799
5.550% due 10/12/2023		2,150	2,146

American Electric Power Co., Inc.
5.510% due 10/04/2023		1,200	1,199
5.570% due 10/16/2023		600	598

Arrow Electronics, Inc.
5.900% due 10/25/2023 (b)		850	846
5.900% due 10/26/2023 (b)		600	597

Bacardi Martini BV
6.000% due 10/11/2023		250	250

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	16,200	11,870

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		9,400	6,889

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		$3,900	3,890
5.520% due 10/30/2023		2,350	2,339

Constellation Brands, Inc.
5.700% due 10/03/2023		300	300

Crown Castle, Inc.
6.000% due 10/31/2023		350	348
6.000% due 11/02/2023		6,300	6,265
6.020% due 10/17/2023		3,200	3,191
6.020% due 10/18/2023		250	249

Diageo Capital PLC
5.500% due 10/16/2023		400	399
5.500% due 10/23/2023		1,450	1,445

Discovery Communications LLC
5.970% due 10/16/2023 (b)		5,950	5,936

Dominion Resources, Inc.
5.540% due 10/24/2023		500	498
5.550% due 10/17/2023		250	249
5.570% due 10/30/2023		1,295	1,289

Electricite de France SA
5.510% due 10/23/2023		3,750	3,736
5.510% due 10/27/2023		2,300	2,290

Enbridge (U.S.) Inc.
5.560% due 10/20/2023		3,200	3,189

Enel Finance America LLC
5.550% due 10/04/2023		250	250
5.550% due 10/18/2023		1,650	1,645
5.550% due 10/27/2023		450	448
5.550% due 10/31/2023		450	448
5.560% due 10/13/2023		250	249

Energy Transfer LP
5.850% due 10/04/2023		1,450	1,449

Entergy Corp.
5.500% due 10/04/2023		600	600
5.520% due 10/05/2023		450	450
5.520% due 10/06/2023		700	699
5.530% due 10/02/2023		350	350
5.530% due 10/27/2023		450	448
5.550% due 10/05/2023		1,000	999

Equifax, Inc.
5.550% due 10/12/2023		400	399

Fidelity National Information services, Inc.
5.520% due 10/11/2023		1,250	1,248
5.550% due 10/12/2023		250	249
5.550% due 10/16/2023		1,000	997
5.550% due 10/17/2023		3,050	3,042
5.550% due 10/19/2023		1,350	1,346

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Motors Financial Co., Inc.
5.630% due 10/13/2023		$250	$249

Global Payments, Inc.
6.030% due 10/10/2023		3,950	3,943
6.030% due 10/11/2023		1,100	1,098
6.030% due 10/16/2023		650	648
6.030% due 10/19/2023		2,200	2,193
6.030% due 10/25/2023		2,550	2,539

Haleon UK Capital PLC
5.580% due 10/10/2023		250	250

Humana, Inc.
5.530% due 10/02/2023		500	500
5.550% due 10/18/2023		1,100	1,097
5.550% due 10/23/2023		500	498
5.580% due 10/16/2023		550	549
5.580% due 10/17/2023		900	897
5.580% due 10/23/2023		550	548
5.580% due 10/25/2023		2,900	2,888
5.580% due 10/26/2023		600	597

Intercontinental Exchange,Inc.
5.560% due 10/16/2023		850	848
5.560% due 10/24/2023		250	249
5.560% due 10/25/2023		550	548
5.560% due 10/26/2023		500	498

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		1,300	1,299

L3Harris Technologies, Inc.
5.620% due 10/10/2023		1,350	1,348
5.630% due 10/10/2023		800	799
5.650% due 10/02/2023		750	750
5.650% due 10/03/2023		900	899

LSEGA Financing PLC
5.500% due 10/04/2023		2,550	2,548
5.510% due 10/26/2023		1,000	996
5.520% due 10/18/2023		450	449
5.520% due 10/20/2023		1,550	1,545

Marathon Oil Corp.
6.000% due 10/06/2023		2,750	2,747
6.030% due 10/13/2023		1,300	1,297

Marriott International, Inc.
5.540% due 10/11/2023		250	249
5.540% due 10/13/2023		500	499
5.540% due 10/20/2023		1,000	997

Microchip Technology, Inc.
5.580% due 10/04/2023		250	250
5.600% due 10/11/2023		250	249
5.600% due 10/30/2023		1,250	1,244
5.600% due 11/07/2023		1,100	1,093

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023		600	600
5.520% due 10/17/2023		1,550	1,546
5.520% due 10/18/2023		1,000	997
5.520% due 10/19/2023		450	449

Oracle Corp.
5.500% due 10/23/2023		1,350	1,345
5.510% due 10/23/2023		3,650	3,637
5.530% due 10/30/2023 (b)		2,240	2,229
5.530% due 11/08/2023		750	745

Penske Truck Leasing Co. LP
5.510% due 10/04/2023		250	250
5.520% due 10/10/2023		1,650	1,647

Royal Bank of Canada
5.203% due 10/03/2023	CAD	12,100	8,903
5.279% due 11/01/2023		3,000	2,198

Sempra Energy
5.530% due 10/17/2023		$350	349
5.530% due 10/18/2023		250	249
5.530% due 10/19/2023		250	249
5.530% due 10/23/2023		550	548

Southern California Edison
5.550% due 10/13/2023 (b)		900	898

Targa Resources Corp.
6.150% due 10/11/2023		1,750	1,747
6.150% due 10/23/2023		1,800	1,794
6.150% due 10/26/2023		750	747
6.150% due 10/27/2023		900	896

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thomson Reuters Corp.
5.520% due 10/25/2023		$800	$797

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	4,300	3,153
5.118% due 10/27/2023		4,100	3,007
5.124% due 11/01/2023		6,400	4,690

VW Credit, Inc.
5.560% due 10/10/2023		$250	250

Walgreens Boots Alliance, Inc.
6.050% due 10/03/2023		7,750	7,745
6.050% due 10/13/2023		400	399

			169,679

REPURCHASE AGREEMENTS (h) 41.7%
			877,569

SHORT-TERM NOTES 1.4%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		11,000	11,002

Carvana Auto Receivables Trust
5.663% due 08/10/2024		1,605	1,605

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fifth Third Auto Trust
5.618% due 08/15/2024		$2,838	$2,839

Foursight Capital Automobile Receivables Trust
5.624% due 07/15/2024		1,953	1,954

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		13,105	13,109

			30,509

JAPAN TREASURY BILLS 2.9%
(0.213)% due 11/27/2023 - 01/09/2024 (b)(d)(e)	JPY	9,020,000	60,383

U.S. TREASURY BILLS 0.1%
5.460% due 11/30/2023 - 12/28/2023 (d)(e)		$1,755	1,734

Total Short-Term Instruments (Cost $1,141,277)			1,139,874

Total Investments in Securities (Cost $2,708,746)			2,645,243

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 3.8%

SHORT-TERM INSTRUMENTS 3.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%

PIMCO Short Asset Portfolio	8,179,135	$79,149

Total Short-Term Instruments (Cost $78,979)		79,149

Total Investments in Affiliates (Cost $78,979)		79,149

Total Investments 129.4% (Cost $2,787,725)		$2,724,392

Financial Derivative Instruments (i)(k) 0.8% (Cost or Premiums, net $5,265)		17,379

Other Assets and Liabilities, net (30.2)%		(636,683)

Net Assets 100.0%		$2,105,088

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Deutsche Bank AG	3.035%	05/28/2032	06/11/2021	$505	$383	0.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$31,400	U.S. Treasury Notes 0.500% due 08/31/2027	$(32,011)	$31,400	$31,414
	5.330	09/29/2023	10/02/2023	404,900	U.S. Treasury Notes 4.000% due 02/28/2030	(413,658)	404,900	405,080
	5.330	10/02/2023	10/03/2023	409,500	U.S. Treasury Notes 1.500% due 11/30/2028	(418,121)	409,500	409,500
FICC	2.600	09/29/2023	10/02/2023	1,269	U.S. Treasury Notes 0.250% due 09/30/2025	(1,294)	1,269	1,269
SAL	5.270	09/29/2023	10/02/2023	30,500	U.S. Treasury Notes 0.750% due 03/31/2026	(31,078)	30,500	30,513

Total Repurchase Agreements						$(896,162)	$877,569	$877,776

38	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$845,994	$0	$0	$845,994	$(863,790)	$(17,796)
FICC	1,269	0	0	1,269	(1,294)	(25)
SAL	30,513	0	0	30,513	(31,078)	(565)

Total Borrowings and Other Financing Transactions	$877,776	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index December Futures	12/2023	3,465	$749,393	$(34,180)	$0	$(2,079)
U.S. Treasury 5-Year Note December Futures	12/2023	210	22,125	(196)	33	0
U.S. Treasury Long-Term Bond December Futures	12/2023	108	12,288	(667)	30	0

				$(35,043)	$63	$(2,079)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	18	$(2,448)	$62	$30	$(29)
U.S. Treasury 2-Year Note December Futures	12/2023	240	(48,651)	131	0	(24)
U.S. Treasury 10-Year Note December Futures	12/2023	850	(91,853)	1,631	0	(173)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	100	(11,869)	786	0	(38)
United Kingdom Long Gilt December Futures	12/2023	2	(230)	(1)	5	(3)

				$2,609	$35	$(267)

Total Futures Contracts				$(32,434)	$98	$(2,346)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2023	0.510%	$3,400	$43	$(38)	$5	$1	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853	2,900	49	(37)	12	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.891	800	12	(9)	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046	800	(4)	3	(1)	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372	3,000	22	(17)	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415	2,000	15	16	31	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457	300	4	1	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200	2,920	526	(196)	330	8	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734	3,440	414	49	463	17	0

						$1,081	$(228)	$853	$26	$(1)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$	92	$(2)	$0	$(2)	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		4,048	(148)	57	(91)	0	(8)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027		500	(42)	23	(19)	0	(1)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		300	(20)	7	(13)	0	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028		1,600	7	21	28	0	(4)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028		13,800	143	44	187	0	(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		2,400	(119)	(12)	(131)	0	(4)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028		79,400	1,018	(41)	977	0	(15)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028		2,400	22	2	24	0	(5)

						$859	$101	$960	$0	$(38)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	0.375%	Semi-Annual	07/06/2024	$119,600	$19	$(6,360)	$(6,341)	$0	$(47)
Pay	1-Day USD-SOFR Compounded-OIS	0.407	Semi-Annual	07/21/2024	53,900	9	(2,840)	(2,831)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2025	15,200	(277)	1,322	1,045	2	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	72,100	611	7,667	8,278	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	27,100	(1,088)	(3,711)	(4,799)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	9,400	33	478	511	0	(11)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	86,150	(41)	2,160	2,119	0	(125)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/06/2030	11,300	(143)	2,073	1,930	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030	7,700	(27)	1,175	1,148	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	74,200	2,624	(16,975)	(14,351)	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	7,100	104	479	583	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	44,800	275	1,717	1,992	0	(81)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	20,000	(1,113)	(3,863)	(4,976)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	1.219	Semi-Annual	07/06/2031	28,000	(8)	6,409	6,401	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031	11,500	(3)	2,577	2,574	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	5,800	725	391	1,116	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	27,200	79	2,826	2,905	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	01/13/2050	1,100	(3)	379	376	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2050	400	(3)	156	153	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/16/2050	800	(1)	354	353	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/22/2050	2,200	(13)	938	925	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	100	0	40	40	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/20/2050	1,100	(20)	433	413	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	8,700	1,586	2,794	4,380	0	(24)

						$3,325	$619	$3,944	$139	$(473)

Total Swap Agreements						$5,265	$492	$5,757	$165	$(512)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$98	$165	$263	$0	$(2,346)	$(512)	$(2,858)

(j)

Securities with an aggregate market value of $17,131 and cash of $47,474 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

40	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	CAD	3,814		$2,802	$0	$(6)
	12/2023	JPY	6,500,000		45,323	1,394	0

BPS	10/2023	CAD	1,148		841	0	(4)
	10/2023		$32,786	EUR	30,939	0	(76)
	10/2023		2,659	GBP	2,096	0	(101)
	11/2023	EUR	30,939		$32,826	76	0
	11/2023		$26,103	JPY	3,850,000	0	(113)

BRC	10/2023		5,805		860,000	0	(25)
	11/2023	JPY	6,370,000		$44,223	1,221	0
	01/2024		3,150,000		21,441	15	0

BSH	01/2024	BRL	33,000		6,621	128	0

CBK	10/2023	CAD	21,500		16,122	290	0
	10/2023	DKK	38,600		5,732	260	0
	10/2023	EUR	529		572	13	0
	10/2023		$39,317	JPY	5,770,000	0	(539)
	12/2023		5	MXN	81	0	0

GLM	10/2023	MXN	438		$25	0	0
	10/2023		$15	MXN	271	0	0
	11/2023	CAD	6,400		$4,743	29	0
	12/2023		$3,625	MXN	62,880	0	(60)
	01/2024	BRL	16,000		$3,158	10	0

JPM	10/2023	MXN	63,744		3,631	0	(19)
	11/2023		$19,753	JPY	2,920,000	0	(85)

MBC	10/2023	CAD	4,100		$3,038	18	0
	10/2023	EUR	30,410		32,879	728	0
	10/2023	GBP	56,067		70,377	1,970	0
	10/2023	JPY	6,630,000		47,976	3,418	0
	10/2023		$12,618	CAD	17,062	0	(56)
	11/2023	CAD	17,055		$12,618	56	0
	11/2023	JPY	6,190,000		43,660	1,967	0
	11/2023		$22,394	JPY	3,270,000	0	(369)

MYI	10/2023	CAD	4,300		$3,184	17	0
	10/2023	DKK	5,930		874	33	0

RBC	10/2023	GBP	535		676	23	0

TOR	10/2023		$66,214	GBP	54,506	289	0
	11/2023	GBP	54,506		$66,225	0	(290)
	11/2023	JPY	3,142,357		21,182	54	0

UAG	11/2023	CAD	19,200		14,251	110	0
	12/2023		$21,340	JPY	3,150,000	0	(52)

Total Forward Foreign Currency Contracts						$12,119	$(1,795)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
CBK	Receive	S&P 500 Total Return Index	10,034	5.520% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	$	92,782	$0	$(404)	$0	$(404)
	Receive	S&P 500 Total Return Index	7,503	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/20/2024		69,378	0	(306)	0	(306)

FAR	Receive	S&P 500 Total Return Index	1,370	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023		12,668	0	(56)	0	(56)
	Receive	S&P 500 Total Return Index	11,401	5.720% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/15/2023		104,412	0	(874)	0	(874)
	Receive	S&P 500 Total Return Index	23,238	5.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023		185,010	0	21,430	21,430	0
	Receive	S&P 500 Total Return Index	455	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024		4,207	0	(19)	0	(19)

JPM	Receive	S&P 500 Total Return Index	358	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023		3,310	0	(15)	0	(15)

MBC	Receive	S&P 500 Total Return Index	14,235	5.650% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023		121,884	0	4,330	4,330	0
	Receive	S&P 500 Total Return Index	1,738	5.615% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024		16,071	0	(71)	0	(71)
	Receive	S&P 500 Total Return Index	14,910	5.730% (1-Month USD-LIBOR plus a specified spread)	Maturity	07/24/2024		140,316	0	(4,618)	0	(4,618)

RBC	Receive	S&P 500 Total Return Index	142	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023		1,313	0	(6)	0	(6)
	Receive	S&P 500 Total Return Index	342	5.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023		3,163	0	(14)	0	(14)
	Receive	S&P 500 Total Return Index	925	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023		8,553	0	(24)	0	(24)
	Receive	S&P 500 Total Return Index	427	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024		3,948	0	(18)	0	(18)
	Receive	S&P 500 Total Return Index	1,060	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024		9,802	0	(43)	0	(43)
	Receive	S&P 500 Total Return Index	427	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024		3,948	0	(18)	0	(18)
	Receive	S&P 500 Total Return Index	512	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024		4,734	0	(22)	0	(22)

TOR	Receive	S&P 500 Total Return Index	25,632	5.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024		228,520	0	3,736	3,736	0
	Receive	S&P 500 Total Return Index	1,134	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024		10,486	0	(48)	0	(48)
	Receive	S&P 500 Total Return Index	29,865	5.870% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/11/2024		286,965	0	(13,252)	0	(13,252)

UAG	Receive	S&P 500 Total Return Index	1,432	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024		13,241	0	(38)	0	(38)

Total Swap Agreements									$0	$9,650	$29,496	$(19,846)

42	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$1,394	$0	$0	$1,394	$(6)	$0	$0	$(6)	$1,388	$(1,380)	$8
BPS	76	0	0	76	(294)	0	0	(294)	(218)	0	(218)
BRC	1,236	0	0	1,236	(25)	0	0	(25)	1,211	(1,000)	211
BSH	128	0	0	128	0	0	0	0	128	0	128
CBK	563	0	0	563	(539)	0	(710)	(1,249)	(686)	8,678	7,992
FAR	0	0	21,430	21,430	0	0	(949)	(949)	20,481	(20,620)	(139)
GLM	39	0	0	39	(60)	0	0	(60)	(21)	0	(21)
JPM	0	0	0	0	(104)	0	(15)	(119)	(119)	0	(119)
MBC	8,157	0	4,330	12,487	(425)	0	(4,689)	(5,114)	7,373	(7,480)	(107)
MYI	50	0	0	50	0	0	0	0	50	(270)	(220)
RBC	23	0	0	23	0	0	(145)	(145)	(122)	1,972	1,850
TOR	343	0	3,736	4,079	(290)	0	(13,300)	(13,590)	(9,511)	8,566	(945)
UAG	110	0	0	110	(52)	0	(38)	(90)	20	420	440

Total Over the Counter	$12,119	$0	$29,496	$41,615	$(1,795)	$0	$(19,846)	$(21,641)

(l)

Securities with an aggregate market value of $19,635 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$98	$98
Swap Agreements	0	26	0	0	139	165

	$0	$26	$0	$0	$237	$263

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$12,119	$0	$12,119
Swap Agreements	0	0	29,496	0	0	29,496

	$0	$0	$29,496	$12,119	$0	$41,615

	$0	$26	$29,496	$12,119	$237	$41,878

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$2,079	$0	$267	$2,346
Swap Agreements	0	39	0	0	473	512

	$0	$39	$2,079	$0	$740	$2,858

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,795	$0	$1,795
Swap Agreements	0	0	19,846	0	0	19,846

	$0	$0	$19,846	$1,795	$0	$21,641

	$0	$39	$21,925	$1,795	$740	$24,499

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Schedule of Investments	PIMCO StocksPLUS® Fund	(Cont.)	September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$98,595	$0	$580	$99,175
Swap Agreements	0	949	0	0	959	1,908

	$0	$949	$98,595	$0	$1,539	$101,083

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$3,651	$0	$3,651
Swap Agreements	0	0	26,698	0	0	26,698

	$0	$0	$26,698	$3,651	$0	$30,349

	$0	$949	$125,293	$3,651	$1,539	$131,432

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(76,786)	$0	$2,109	$(74,677)
Swap Agreements	0	168	0	0	6,219	6,387

	$0	$168	$(76,786)	$0	$8,328	$(68,290)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,813	$0	$9,813
Swap Agreements	0	0	6,591	0	0	6,591

	$0	$0	$6,591	$9,813	$0	$16,404

	$0	$168	$(70,195)	$9,813	$8,328	$(51,886)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$144,653	$0	$144,653
Industrials	0	41,347	0	41,347
Utilities	0	3,492	0	3,492
U.S. Government Agencies	0	250,010	0	250,010
U.S. Treasury Obligations	0	110,231	0	110,231
Non-Agency Mortgage-Backed Securities	0	309,709	61	309,770
Asset-Backed Securities	0	636,259	57	636,316
Sovereign Issues	0	9,550	0	9,550
Short-Term Instruments
Commercial Paper	0	169,679	0	169,679
Repurchase Agreements	0	877,569	0	877,569
Short-Term Notes	0	30,509	0	30,509
Japan Treasury Bills	0	60,383	0	60,383
U.S. Treasury Bills	0	1,734	0	1,734

	$0	$2,645,125	$118	$2,645,243

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$79,149	$0	$0	$79,149

Total Investments	$79,149	$2,645,125	$118	$2,724,392

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	35	228	0	263
Over the counter	0	41,615	0	41,615

	$35	$41,843	$0	$41,878

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,111)	(747)	0	(2,858)
Over the counter	0	(21,641)	0	(21,641)

	$(2,111)	$(22,388)	$0	$(24,499)

Total Financial Derivative Instruments	$(2,076)	$19,455	$0	$17,379

Totals	$77,073	$2,664,580	$118	$2,741,771

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

44	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.4%

CORPORATE BONDS & NOTES 11.4%

BANKING & FINANCE 7.4%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	$1,115
3.300% due 01/30/2032		1,300	1,034

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		864	730

Bank of America Corp.
5.933% due 09/15/2027 •		5,100	5,064
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		3,000	3,018

Bank of America NA
5.650% due 08/18/2025		5,900	5,887
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,000	3,005

Barclays PLC
4.972% due 05/16/2029 •		1,400	1,309

Credit Suisse AG AT1 Claim ^		9,300	978

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,282
3.547% due 09/18/2031 •		$500	403
3.961% due 11/26/2025 •		6,300	6,087

Equitable Holdings, Inc.
4.350% due 04/20/2028		1,200	1,118

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,100	1,063

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$700	650
5.125% due 06/16/2025		400	388
5.584% due 03/18/2024		200	199

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		6,000	5,956
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,200	1,200
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,800	3,862

HSBC Holdings PLC
2.848% due 06/04/2031 •		300	240
4.292% due 09/12/2026 •		1,300	1,249
4.300% due 03/08/2026		600	576
5.887% due 08/14/2027 •		400	395
6.000% due 05/22/2027 •(g)(h)		200	178

ING Groep NV
4.250% due 05/16/2031 •(g)(h)		700	453
5.750% due 11/16/2026 •(g)(h)		1,100	975

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,300	3,302

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,000	890
1.578% due 04/22/2027 •		1,600	1,428

Lloyds Banking Group PLC
4.550% due 08/16/2028		2,500	2,329

Morgan Stanley
1.512% due 07/20/2027 •		3,200	2,829

NatWest Group PLC
2.000% due 03/04/2025 •	EUR	1,000	1,046
4.892% due 05/18/2029 •		$3,500	3,276

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	16,773	1,754

Nykredit Realkredit AS
1.500% due 10/01/2053		84,472	8,815
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		11,500	1,630
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		19,600	2,778
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		4,800	680

OneMain Finance Corp.
6.125% due 03/15/2024		$350	349

Park Intermediate Holdings LLC
4.875% due 05/15/2029		1,100	932

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Realkredit Danmark AS
1.500% due 10/01/2053	DKK	24,582	$2,565

RLJ Lodging Trust LP
3.750% due 07/01/2026		$1,200	1,086

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		3,100	3,094

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		5,700	4,398

UBS AG
5.125% due 05/15/2024 (h)		4,600	4,541

UBS Group AG
3.091% due 05/14/2032 •		1,500	1,186
3.750% due 03/26/2025		600	577
4.751% due 05/12/2028 •		7,900	7,468

VICI Properties LP
4.750% due 02/15/2028		2,700	2,528

Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	700	727
2.393% due 06/02/2028 •		$19,600	17,195

			125,817

INDUSTRIALS 3.7%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,600	2,189

Broadcom, Inc.
3.137% due 11/15/2035		500	365
3.419% due 04/15/2033		3,200	2,561

Centene Corp.
4.625% due 12/15/2029		3,000	2,705

Charter Communications Operating LLC
4.908% due 07/23/2025		2,200	2,150
7.284% (TSFR3M + 1.912%) due 02/01/2024 ~		4,600	4,616

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,300	1,154

DAE Funding LLC
1.625% due 02/15/2024		1,600	1,569
2.625% due 03/20/2025		900	847
3.375% due 03/20/2028		900	796

Expedia Group, Inc.
4.625% due 08/01/2027		300	286
6.250% due 05/01/2025		176	176

Hyatt Hotels Corp.
1.800% due 10/01/2024		4,100	3,935

Hyundai Capital America
6.491% due 08/04/2025 •		4,500	4,503

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		1,700	1,580

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		3,800	3,432

Imperial Brands Finance PLC
3.125% due 07/26/2024		5,800	5,653
3.500% due 07/26/2026		400	374

INEOS Finance PLC
2.125% due 11/15/2025	EUR	2,000	2,005

InterContinental Hotels Group PLC
2.125% due 08/24/2026	GBP	400	438

MPLX LP
2.650% due 08/15/2030		$1,600	1,293

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		800	756
4.345% due 09/17/2027		3,300	3,014
4.810% due 09/17/2030		4,900	4,229

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030		1,600	1,366

Sands China Ltd.
3.100% due 03/08/2029		1,200	994
3.500% due 08/08/2031		1,200	951
5.375% due 08/08/2025		4,000	3,877
5.650% due 08/08/2028		2,900	2,732

T-Mobile USA, Inc.
2.700% due 03/15/2032		800	626

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.375% due 04/15/2029	$1,500	$1,321

		62,493

UTILITIES 0.3%

Pacific Gas & Electric Co.
1.700% due 11/15/2023	3,200	3,182
3.000% due 06/15/2028	1,100	945
4.550% due 07/01/2030	1,500	1,327

		5,454

Total Corporate Bonds & Notes (Cost $212,655)		193,764

MUNICIPAL BONDS & NOTES 0.1%

CALIFORNIA 0.1%

California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	105

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	870	791

		896

ILLINOIS 0.0%

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	209

NEVADA 0.0%

Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	112

Total Municipal Bonds & Notes (Cost $1,270)		1,217

U.S. GOVERNMENT AGENCIES 24.3%

Fannie Mae
3.750% due 07/25/2042	6,334	5,512
4.231% due 01/01/2036 •	6	6
4.780% due 05/25/2035 ~	2	2
4.797% due 12/01/2036 •	1	1
5.000% due 04/25/2033	1	1
5.462% due 12/25/2036 •	6	6
5.630% due 07/01/2044 •	3	3
5.779% due 07/25/2037 - 03/25/2044 •	34	34
5.809% due 07/25/2037 •	14	14
5.829% due 09/25/2035 •	26	26
5.839% due 09/25/2035 •	60	59
6.135% due 08/01/2033 •	3	3
6.149% due 06/25/2037 •	95	94
6.179% due 01/25/2040 •	252	251
6.193% due 06/01/2033 •	79	78

Freddie Mac
4.000% due 11/01/2047 - 01/01/2048	1,813	1,649
4.480% due 03/01/2034 •	22	22
4.500% due 03/01/2029	10	10
5.500% due 07/01/2038	11	11
5.826% due 02/25/2045 •	6	6
5.998% due 06/15/2041 •	36	36
6.128% due 08/15/2037 •	62	61
6.138% due 10/15/2037 •	11	11
6.148% due 05/15/2037 - 09/15/2037 •	73	72

Ginnie Mae
2.750% due 11/20/2044 •	491	474
5.000% due 04/15/2036 - 09/15/2039	521	508

Ginnie Mae, TBA
5.000% due 10/01/2053	6,000	5,686

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Small Business Administration
5.520% due 06/01/2024		$5	$5

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		13,602	11,916
5.500% due 03/01/2034 - 07/01/2035		43	43
6.000% due 08/01/2036 - 02/01/2038		43	43
6.500% due 10/01/2036		16	16

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053		66,500	61,081
5.000% due 10/01/2053 - 11/01/2053		42,400	40,006
5.500% due 11/01/2053		71,800	69,374
6.000% due 11/01/2053		84,900	83,752
6.500% due 10/01/2053		130,200	130,800

Total U.S. Government Agencies (Cost $418,837)			411,672

U.S. TREASURY OBLIGATIONS 6.0%

U.S. Treasury Bonds
1.375% due 11/15/2040 (k)(m)		10,500	6,219
4.625% due 02/15/2040 (k)(m)		5,900	5,780

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (k)		19,569	19,116
0.125% due 10/15/2024 (k)		41,464	40,200
0.125% due 04/15/2025 (k)(m)		3,905	3,726
0.250% due 01/15/2025 (k)		9,551	9,187
0.750% due 02/15/2045 (m)		2,856	2,079
1.000% due 02/15/2046 (m)		4,645	3,531
1.000% due 02/15/2048		7,810	5,818

U.S. Treasury Notes
2.250% due 12/31/2023 (k)		6,300	6,250

Total U.S. Treasury Obligations (Cost $112,552)			101,906

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%

Avon Finance
6.089% due 12/28/2049 •	GBP	7,100	8,620

BAMLL Commercial Mortgage Securities Trust
6.897% due 09/15/2038 •		$10,400	9,388

Banc of America Funding Trust
4.436% due 01/20/2047 ^~		29	27
4.646% due 05/25/2035 ~		13	12

Bear Stearns Adjustable Rate Mortgage Trust
4.319% due 01/25/2034 «~		1	1
4.827% due 01/25/2034 ~		10	10

Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~		87	82
4.598% due 09/25/2035 ^~		25	15
5.774% due 08/25/2036 ^•		839	739
5.774% due 04/25/2037 •		2,971	2,566

ChaseFlex Trust
5.734% due 07/25/2037 •		267	220

CIM Trust
5.500% due 08/25/2064 ~		9,823	9,610

Citigroup Mortgage Loan Trust
4.510% due 09/25/2037 ^~		1,107	975
6.170% due 09/25/2062 þ		9,373	9,299
7.780% due 10/25/2035 •		4	4

Colony Mortgage Capital Ltd.
6.572% due 11/15/2038 •		7,075	6,936

Countrywide Alternative Loan Trust
5.674% due 06/25/2036 •		1,071	946
5.794% due 05/25/2047 •		122	102
5.859% due 03/20/2046 •		2,240	1,800
5.899% due 05/20/2046 ^•		57	47
6.000% due 10/25/2033		7	6
6.000% due 12/25/2034		2,287	2,003
6.000% due 12/25/2035 ^		1,701	1,231
6.186% due 08/25/2035 •		4,009	3,560

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~		9	9

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.884% due 02/20/2036 ^•		$7	$6

Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~		3,303	3,024

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		4,516	4,155
2.215% due 11/25/2061 ~		727	697
2.688% due 03/25/2059 ~		1,154	1,129

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.934% due 02/25/2035 «•		117	108

European Loan Conduit DAC
4.799% due 02/17/2030 •	EUR	3,440	3,557

First Horizon Mortgage Pass-Through Trust
5.466% due 08/25/2035 ~		$16	11

Frost CMBS DAC
4.965% due 11/20/2033 •	EUR	2,478	2,525

Grifonas Finance PLC
4.212% due 08/28/2039 •		88	89

GSMPS Mortgage Loan Trust
5.784% due 01/25/2036 •		$1,363	1,103

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~		10	9
4.244% due 06/25/2034 ~		17	17
4.501% due 11/25/2035 ^~		50	41
6.000% due 03/25/2037 ^		14	8

HarborView Mortgage Loan Trust
5.852% due 12/19/2036 •		951	746
5.882% due 05/19/2035 •		541	495

Impac CMB Trust
6.434% due 07/25/2033 «•		2	2

IndyMac INDX Mortgage Loan Trust
5.814% due 09/25/2046 •		176	149

JP Morgan Chase Commercial Mortgage Securities Trust
6.830% due 12/15/2031 •		730	624

JP Morgan Mortgage Trust
4.190% due 07/25/2035 ~		179	174
4.336% due 11/25/2035 ^~		37	30
5.594% due 08/25/2034 «~		149	145
5.750% due 01/25/2036 ^		21	10

Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ		3,546	3,228
1.750% due 04/25/2061 þ		2,302	2,137
1.750% due 07/25/2061 þ		3,891	3,641
2.250% due 07/25/2067 þ		1,949	1,807

LUXE Commercial Mortgage Trust
6.854% due 10/15/2038 •		7,520	7,416

MASTR Adjustable Rate Mortgages Trust
5.426% due 12/25/2046 •		7,027	5,232

Merrill Lynch Mortgage Investors Trust
4.152% due 02/25/2035 ~		228	211
5.854% due 02/25/2036 •		20	19
5.934% due 11/25/2035 •		8	8
7.404% due 12/25/2032 «•		1	0

Morgan Stanley Capital Trust
6.896% due 12/15/2038 •		5,100	4,616

Natixis Commercial Mortgage Securities Trust
6.847% due 08/15/2038 •		6,300	5,728

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,380	2,209

NYO Commercial Mortgage Trust
6.992% due 11/15/2038 •		8,000	6,641

Prime Mortgage Trust
5.834% due 02/25/2034 •		2	2

Residential Accredit Loans, Inc. Trust
5.291% due 10/25/2037 ~		1,134	978
5.774% due 01/25/2037 •		1,048	870
5.804% due 08/25/2036 •		312	283

SREIT Trust
6.543% due 10/15/2038 •		9,000	8,767

Structured Adjustable Rate Mortgage Loan Trust
4.669% due 08/25/2035 ~		20	17

Structured Asset Mortgage Investments Trust
5.942% due 07/19/2035 •		100	90

Taurus U.K. DAC
6.069% due 05/17/2031 •	GBP	695	826

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•		$182	$151

Towd Point Mortgage Funding
6.509% due 07/20/2045 •	GBP	7,644	9,328

Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$4,579	4,250
3.287% due 10/25/2057 ~		4,900	3,796
6.434% due 05/25/2058 •		1,194	1,205

WaMu Mortgage Pass-Through Certificates Trust
4.109% due 07/25/2037 ^~		4,508	4,074
4.140% due 02/27/2034 •		9	8
5.326% due 03/25/2047 ^•		1,463	1,225
5.376% due 06/25/2047 •		2,360	1,880
5.626% due 02/25/2046 •		45	40
5.696% due 01/25/2046 •		2,995	2,548
5.804% due 05/25/2034 •		1,172	1,039
5.826% due 11/25/2042 •		5	4
6.014% due 10/25/2045 •		8	8
6.026% due 08/25/2042 •		3	3

Washington Mutual Mortgage Pass-Through Certificates Trust
5.456% due 11/25/2046 •		4,670	3,785

Total Non-Agency Mortgage-Backed Securities (Cost $176,356)			165,132

ASSET-BACKED SECURITIES 36.9%

Aames Mortgage Investment Trust
6.424% due 07/25/2035 •		796	790

ABFC Trust
5.564% due 01/25/2037 •		1,935	1,336
6.484% due 03/25/2034 ^•		424	399

ACE Securities Corp. Home Equity Loan Trust
5.654% due 11/25/2036 •		2,477	1,026
5.694% due 12/25/2036 •		4,301	2,329
6.334% due 09/25/2033 •		1,786	1,717

Aegis Asset-Backed Securities Trust
5.674% due 01/25/2037 •		320	233

Ally Auto Receivables Trust
5.460% due 05/15/2028		2,600	2,596

American Express Credit Account Master Trust
4.870% due 05/15/2028		4,500	4,448

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		8,900	8,904

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.532% due 04/25/2034 •		794	717
6.409% due 07/25/2035 •		800	734

Apex Credit CLO Ltd.
7.259% due 09/20/2029 •		4,275	4,222

AREIT Trust
7.265% due 11/17/2038 •		2,100	2,020

Ares European CLO DAC
4.443% due 10/15/2031 •	EUR	7,097	7,405
4.555% due 04/20/2032 •		5,600	5,805

Argent Securities Trust
5.914% due 06/25/2036 •		$5,845	1,560
5.974% due 05/25/2036 •		5,581	1,363

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.902% due 06/26/2034 •		698	697
6.194% due 02/25/2036 •		5,449	4,127

Asset-Backed Securities Corp. Home Equity Loan Trust
6.244% due 06/25/2034 •		3,144	3,006

Aurium CLO DAC
4.393% due 01/16/2031 •	EUR	11,279	11,774

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		$3,900	3,910

BA Credit Card Trust
4.790% due 05/15/2028		4,700	4,636

Bank of America Auto Trust
5.830% due 05/15/2026		6,400	6,397

Bayview Financial Asset Trust
5.884% due 03/25/2037 •		367	352

46	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
4.391% due 10/25/2036 ~		$179	$82
5.784% due 05/25/2037 ^•		11,500	8,799
6.384% due 10/25/2037 •		1,275	1,185

Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •		2,420	2,416
7.070% due 10/15/2030 •		4,800	4,769

Black Diamond CLO DAC
4.761% due 05/15/2032 •	EUR	5,300	5,523

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$2,500	2,495

BNC Mortgage Loan Trust
3.678% due 10/25/2036 •		294	287

BNPP AM Euro CLO DAC
4.518% due 07/22/2032 •	EUR	7,500	7,790

BPCRE Ltd.
7.731% due 01/16/2037 •		$4,600	4,569

Cairn CLO DAC
4.443% due 10/15/2031 •	EUR	2,399	2,490

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •		4,179	4,335
4.671% due 08/15/2032 •		4,400	4,548

Carvana Auto Receivables Trust
4.680% due 02/10/2028		$4,650	4,513
6.410% due 09/10/2027		4,000	4,000

CIFC Funding Ltd.
7.163% due 04/25/2033 •		3,600	3,568

CIT Mortgage Loan Trust
6.934% due 10/25/2037 •		4,100	3,983

Citigroup Mortgage Loan Trust
5.694% due 03/25/2037 •		769	653
5.754% due 09/25/2036 •		3,808	2,737
5.954% due 03/25/2036 •		4,049	3,612

Citizens Auto Receivables Trust
5.739% due 09/16/2024		8,100	8,102

Countrywide Asset-Backed Certificates Trust
4.024% due 05/25/2036 •		1,612	1,544
5.574% due 07/25/2037 ^•		808	794
5.574% due 06/25/2047 ^•		918	808
5.684% due 02/25/2036 •		665	623
5.684% due 06/25/2047 •		1,064	1,015
5.694% due 12/25/2036 ^•		1,301	1,165
5.714% due 05/25/2037 •		2,134	1,940
5.724% due 10/25/2047 •		4,100	3,549
5.834% due 02/25/2037 •		763	704
5.954% due 12/25/2036 ^•		2,994	2,817

Credit Suisse First Boston Mortgage Securities Corp.
4.714% due 01/25/2032 •		3	2

Credit-Based Asset Servicing & Securitization Trust
3.190% due 07/25/2036 •		1,601	1,459

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •	EUR	6,198	6,447

DLLAA LLC
5.930% due 07/20/2026		$1,000	1,000

Dryden Euro CLO DAC
4.641% due 05/15/2034 •	EUR	3,800	3,949

DT Auto Owner Trust
6.290% due 08/16/2027		$7,934	7,944

ECMC Group Student Loan Trust
6.429% due 07/25/2069 •		1,657	1,635

Ellington Loan Acquisition Trust
6.534% due 05/25/2037 •		921	878

Euro-Galaxy CLO DAC
4.318% due 04/24/2034 •	EUR	2,399	2,485

Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$1,100	1,099
6.110% due 09/15/2025		3,400	3,400

First Franklin Mortgage Loan Trust
5.654% due 12/25/2037 •		794	741
5.734% due 08/25/2036 •		1,983	1,785
5.914% due 05/25/2036 •		1,900	1,554

First NLC Trust
6.169% due 02/25/2036 •		14,622	12,010

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		$4,400	$4,394

FREED ABS Trust
1.910% due 03/19/2029		1,425	1,418

Fremont Home Loan Trust
5.494% due 01/25/2037 •		6	3

Galaxy CLO Ltd.
6.540% due 10/15/2030 •		1,511	1,508

Gallatin CLO Ltd.
7.220% due 07/15/2031 •		3,850	3,840

GE-WMC Asset-Backed Pass-Through Certificates
6.074% due 12/25/2035 •		6,876	6,493

GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		3,376	3,354
6.040% due 03/15/2027		3,300	3,297

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		3,700	3,690
5.634% due 08/20/2024		2,080	2,081
5.764% due 01/20/2026 •		700	701

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		2,600	2,598

GMF Canada Leasing Trust Asset-Backed Notes
5.458% due 04/21/2025	CAD	3,624	2,704

GSAMP Trust
5.734% due 08/25/2036 •		$1,393	1,362
5.734% due 09/25/2036 •		2,117	749
5.834% due 01/25/2047 •		821	438
6.124% due 11/25/2035 •		1,266	1,244
6.334% due 11/25/2035 •		274	257

Halseypoint CLO Ltd.
7.028% due 07/20/2031 •		1,650	1,639

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	2,096	2,173
4.385% due 10/20/2031 •		5,194	5,391

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$4,400	4,178

Home Equity Mortgage Loan Asset-Backed Trust
5.604% due 04/25/2037 •		9,206	6,335

HSI Asset Securitization Corp. Trust
5.584% due 12/25/2036 •		5,977	5,255
5.899% due 03/25/2036 •		15,083	13,437

Hyundai Auto Receivables Trust
5.480% due 04/17/2028		2,500	2,498

JP Morgan Mortgage Acquisition Trust
5.704% due 07/25/2036 •		904	759
5.704% due 08/25/2036 •		1,100	977
5.734% due 03/25/2037 •		5,503	5,004

KKR CLO Ltd.
6.512% due 07/18/2030 •		2,368	2,367
6.730% due 07/15/2034 •		2,250	2,233
7.172% due 07/18/2030 •		5,200	5,169

LCM LP
7.082% due 07/19/2027 •		4,600	4,585

Lendmark Funding Trust
1.900% due 11/20/2031		5,400	4,671

LL ABS Trust
3.760% due 11/15/2029		1,386	1,374

Long Beach Mortgage Loan Trust
5.994% due 10/25/2034 •		12	12
6.349% due 08/25/2035 •		2,200	1,893

M360 Ltd.
7.688% due 11/22/2038 •		3,800	3,719

Madison Park Euro Funding DAC
4.461% due 10/25/2030 •	EUR	2,384	2,485

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •		771	810

Marlette Funding Trust
5.180% due 11/15/2032		$2,579	2,570
5.950% due 11/15/2032		3,200	3,169

Master Credit Card Trust
6.163% due 01/21/2027 •		8,700	8,703

MASTR Asset-Backed Securities Trust
5.634% due 11/25/2036 •		7,398	4,363

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
5.974% due 01/25/2037 •		$7,714	$7,217

MF1 Ltd.
7.077% due 02/19/2037 •		8,700	8,520

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 02/25/2037 •		1,774	1,561
5.574% due 05/25/2037 •		401	335
5.614% due 02/25/2037 •		1,446	452
5.649% due 03/25/2037 •		8,575	3,416
5.734% due 06/25/2036 •		1,447	754
5.794% due 02/25/2037 •		9,131	2,857
5.894% due 09/25/2036 •		729	318
6.364% due 07/25/2035 •		2,701	2,595

Morgan Stanley Mortgage Loan Trust
5.614% due 12/25/2036 •		2,227	832

Nassau Ltd.
6.720% due 10/15/2029 •		1,028	1,028

Nelnet Student Loan Trust
6.640% due 02/20/2041		805	801
7.514% due 02/20/2041 •		805	806

Oaktree CLO Ltd.
6.708% due 10/20/2032 •		4,600	4,595

Option One Mortgage Loan Trust
5.534% due 07/25/2036 •		2,424	1,109
5.564% due 07/25/2037 •		3,088	1,948

OZLM Ltd.
7.038% due 07/20/2032 •		3,700	3,627
7.288% due 07/20/2032 •		2,250	2,228

Pagaya AI Debt Selection Trust
1.150% due 05/15/2029		159	158
4.970% due 01/15/2030		1,434	1,419
6.060% due 03/15/2030		9,559	9,513
7.128% due 06/16/2031		1,200	1,205
7.179% due 04/15/2031		2,800	2,805

Palmer Square European Loan Funding DAC
4.393% due 07/15/2031 •	EUR	5,574	5,817
4.443% due 04/15/2031 •		6,458	6,756

Popular ABS Mortgage Pass-Through Trust
5.929% due 07/25/2036 •		$1,319	1,224

PRET LLC
1.744% due 07/25/2051 þ		1,951	1,819
1.843% due 09/25/2051 þ		5,456	4,962
1.868% due 07/25/2051 þ		2,094	1,946
1.992% due 02/25/2061 þ		1,805	1,711
2.487% due 10/25/2051 ~		781	712
2.487% due 10/25/2051 þ		3,882	3,666
3.721% due 07/25/2051 þ		5,296	5,134
5.240% due 04/25/2052 þ		3,717	3,621

Providus CLO DAC
4.413% due 07/15/2031 •	EUR	2,796	2,907

PRPM LLC
3.720% due 02/25/2027 þ		$3,788	3,640

Reach ABS Trust
7.050% due 02/18/2031		1,296	1,299

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,601	1,429
4.320% due 09/25/2030		1,378	1,296
5.380% due 11/25/2030		4,701	4,627

Residential Asset Mortgage Products Trust
6.499% due 05/25/2035 •		3,017	2,841

Residential Asset Securities Corp. Trust
6.094% due 12/25/2035 •		10,019	9,479
6.139% due 11/25/2035 •		13,000	12,376

Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		8,200	8,197

Saxon Asset Securities Trust
6.109% due 11/25/2037 •		2,644	2,484

Sculptor European CLO DAC
4.447% due 01/14/2032 •	EUR	11,100	11,489

Securitized Asset-Backed Receivables LLC Trust
5.524% due 05/25/2037 •		$9,504	5,734
5.934% due 05/25/2036 •		2,523	1,334

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	3,100	3,228

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SMB Private Education Loan Trust
2.850% due 11/16/2054		$10,332	$9,221
4.550% due 02/16/2055		6,800	6,258
6.714% due 11/15/2052 •		1,050	1,053

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		2,807	2,571

Sound Point CLO Ltd.
6.593% due 07/25/2030 •		453	451

Soundview Home Loan Trust
5.899% due 02/25/2036 •		2,797	2,555
6.274% due 08/25/2035 ^•		2,846	2,527
6.514% due 07/25/2035 •		1,622	1,595

Starwood Mortgage Trust
7.113% due 11/15/2038 •		13,200	12,656

Structured Asset Investment Loan Trust
5.584% due 09/25/2036 •		229	221

Structured Asset Securities Corp. Mortgage Loan Trust
6.084% due 04/25/2031 •		4,830	4,693

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		1,944	1,932

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •		6,330	6,305

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	5,400	5,612

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$4,200	4,192
5.604% due 08/15/2024		4,585	4,586

Trestles CLO Ltd.
6.765% due 07/21/2034 •		2,250	2,231

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		1,251	1,213

Venture CLO Ltd.
6.608% due 04/20/2029 •		1,160	1,160
6.680% due 08/28/2029 •		1,860	1,861
7.031% due 07/30/2032 •		4,300	4,256
7.381% due 07/30/2032 •		5,200	5,164

WaMu Asset-Backed Certificates WaMu Trust
5.604% due 07/25/2047 •		1,387	968

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		5,400	5,394
5.983% due 10/15/2026 •		5,200	5,202

World Omni Auto Receivables Trust
5.570% due 12/15/2026		1,400	1,397

Total Asset-Backed Securities (Cost $656,621)			625,307

SOVEREIGN ISSUES 0.8%

Argentina Government International Bond
0.750% due 07/09/2030 þ		1,223	351
1.000% due 07/09/2029		307	85
3.500% due 07/09/2041 þ		9,150	2,374
3.625% due 07/09/2035 þ		2,698	676

Brazil Government International Bond
4.750% due 01/14/2050		2,644	1,836

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (d)	BRL	39,000	7,543

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	22,911	1,103

Russia Government International Bond
5.250% due 06/23/2047 ^(c)		$400	146

Total Sovereign Issues (Cost $18,703)			14,114

SHORT-TERM INSTRUMENTS 46.2%

COMMERCIAL PAPER 8.4%

Amcor Flexibles North America, Inc.
5.550% due 10/04/2023		600	600
5.550% due 10/06/2023		400	400
5.550% due 10/17/2023		250	249

American Electric Power Co., Inc.
5.570% due 10/16/2023		450	449

Arrow Electronics, Inc.
5.850% due 10/03/2023		2,150	2,149

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.900% due 10/25/2023 (a)		$600	$597
5.900% due 10/26/2023 (a)		1,050	1,045

Bacardi Martini BV
6.000% due 10/11/2023		1,100	1,098

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	12,800	9,379

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		7,700	5,643

Conagra Brands, Inc.
5.750% due 10/11/2023		$700	699

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		2,200	2,194
5.520% due 10/30/2023		2,650	2,637

Crown Castle, Inc.
6.000% due 11/02/2023		2,450	2,436
6.020% due 10/17/2023		2,550	2,543
6.020% due 10/18/2023		250	249
6.050% due 10/03/2023		3,200	3,198

Diageo Capital PLC
5.500% due 10/23/2023		1,200	1,196
5.550% due 11/07/2023		2,050	2,038

Discovery Communications LLC
5.970% due 10/16/2023 (a)		4,750	4,739

Dominion Resources, Inc.
5.550% due 10/17/2023		250	249
5.550% due 10/26/2023		600	598
5.690% due 10/30/2023		500	498

Electricite de France SA
5.510% due 10/27/2023		1,800	1,792

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		1,100	1,099
5.560% due 10/20/2023		650	648

Enel Finance America LLC
5.550% due 10/04/2023		250	250
5.550% due 10/27/2023		350	348
5.550% due 10/31/2023		500	498
5.560% due 10/13/2023		300	299

Entergy Corp.
5.500% due 10/03/2023		250	250
5.500% due 10/04/2023		350	350
5.520% due 10/06/2023		550	549
5.530% due 10/27/2023		250	249
5.550% due 10/05/2023		850	849
5.550% due 10/12/2023		450	449

Fidelity National Information services, Inc.
5.520% due 10/11/2023		800	799
5.530% due 10/04/2023		250	250
5.530% due 10/12/2023		250	250
5.550% due 10/12/2023		250	250
5.550% due 10/17/2023		2,150	2,144

General Motors Financial Co., Inc.
5.630% due 10/13/2023		250	249

Global Payments, Inc.
6.030% due 10/16/2023		2,500	2,493
6.030% due 10/19/2023		4,550	4,535
6.030% due 10/25/2023		1,400	1,394

Haleon UK Capital PLC
5.550% due 11/02/2023 (a)		1,150	1,144
5.550% due 11/03/2023 (a)		1,250	1,243
5.580% due 10/10/2023		250	250
5.600% due 10/11/2023		450	449

Humana, Inc.
5.530% due 10/02/2023		400	400
5.550% due 10/23/2023		300	299
5.580% due 10/16/2023		400	399
5.580% due 10/17/2023		750	748
5.580% due 10/23/2023		500	498
5.580% due 10/25/2023		3,050	3,038
5.580% due 10/26/2023		450	448

Intercontinental Exchange,Inc.
5.560% due 10/16/2023		650	648
5.560% due 10/25/2023		400	398
5.560% due 10/26/2023		400	398

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		1,050	1,049

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

L3Harris Technologies, Inc.
5.620% due 10/10/2023		$1,750	$1,747
5.630% due 10/10/2023		400	399
5.650% due 10/02/2023		650	650
5.650% due 10/03/2023		750	750

LSEGA Financing PLC
5.500% due 10/05/2023		1,250	1,249
5.510% due 10/26/2023		850	846
5.520% due 10/16/2023		250	249
5.520% due 10/20/2023		1,400	1,395

Marathon Oil Corp.
6.000% due 10/06/2023		2,250	2,248
6.030% due 10/13/2023		1,050	1,048

Marriott International, Inc.
5.540% due 10/11/2023		250	250
5.540% due 10/13/2023		300	299
5.540% due 10/20/2023		600	598

Microchip Technology, Inc.
5.600% due 10/30/2023		1,000	995
5.600% due 11/07/2023		850	845

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023		400	400
5.520% due 10/18/2023		850	848
5.520% due 10/19/2023		350	349
5.627% due 10/17/2023		1,200	1,197

Oracle Corp.
5.500% due 10/23/2023		1,100	1,096
5.510% due 10/27/2023		3,800	3,784
5.530% due 11/08/2023		550	547
5.622% due 10/23/2023		2,850	2,840

Quanta Services, Inc.
5.900% due 10/10/2023		1,650	1,647

Royal Bank of Canada
5.203% due 10/03/2023	CAD	9,900	7,285
5.279% due 11/01/2023		2,400	1,759

RTX Corp.
5.480% due 10/04/2023		$4,900	4,896

Sempra Energy
5.530% due 10/17/2023		300	299
5.530% due 10/19/2023		250	249
5.530% due 10/23/2023		450	448

Southern California Edison
5.550% due 10/02/2023		400	400
5.550% due 10/13/2023 (a)		900	898

Targa Resources Corp.
6.150% due 10/16/2023		2,250	2,244
6.150% due 10/26/2023		550	548
6.150% due 10/27/2023		1,600	1,593

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	3,400	2,493
5.118% due 10/27/2023		3,300	2,420
5.124% due 11/01/2023		5,100	3,737

VW Credit, Inc.
5.560% due 10/10/2023		$1,500	1,497
5.570% due 10/17/2023		1,300	1,296

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		7,150	7,146

			141,770

REPURCHASE AGREEMENTS (i) 36.7%
			621,950

SHORT-TERM NOTES 1.1%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		8,900	8,902

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		10,484	10,487

			19,389

48	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
5.473% due 12/28/2023 (d)(e)	$436	$430

Total Short-Term Instruments (Cost $783,961)		783,539

Total Investments in Securities (Cost $2,380,955)		2,296,651

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short Asset Portfolio	8,646,492	$83,672

PIMCO Short-Term Floating NAV Portfolio III	16,518	161

Total Short-Term Instruments (Cost $86,606)		83,833

Total Investments in Affiliates (Cost $86,606)		83,833

Total Investments 140.4% (Cost $2,467,561)		$2,380,484

Financial Derivative Instruments (j)(l) 2.2% (Cost or Premiums, net $16,667)		38,005

Other Assets and Liabilities, net (42.6)%		(722,660)

Net Assets 100.0%		$1,695,829

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	10/02/2023	10/03/2023	$291,800	U.S. Treasury Notes 4.000% due 10/31/2029	$(297,923)	$291,800	$291,800
BRC	5.380	09/29/2023	10/02/2023	288,500	U.S. Treasury Bonds 1.750% due 08/15/2041	(294,458)	288,500	288,630
FICC	2.600	09/29/2023	10/02/2023	450	U.S. Treasury Notes 5.000% due 08/31/2025	(459)	450	450
SAL	5.270	09/29/2023	10/02/2023	29,400	U.S. Treasury Notes 0.750% due 03/31/2026	(29,957)	29,400	29,413
	5.300	09/29/2023	10/02/2023	11,800	U.S. Treasury Notes 0.750% due 04/30/2026	(12,066)	11,800	11,805

Total Repurchase Agreements						$(634,863)	$621,950	$622,098

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$291,800	$0	$0	$291,800	$(297,923)	$(6,123)
BRC	288,630	0	0	288,630	(294,458)	(5,828)
FICC	450	0	0	450	(459)	(9)
SAL	41,218	0	0	41,218	(42,023)	(805)

Total Borrowings and Other Financing Transactions	$622,098	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j)  FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	8	$8	$(3)	$(4)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	8	8	(3)	(2)

Total Written Options					$(6)	$(6)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA September Futures	12/2024	59	$17,083	$36	$22	$(18)
E-Mini S&P 500 Index December Futures	12/2023	2,729	590,214	(26,917)	0	(1,637)
U.S. Treasury 2-Year Note December Futures	12/2023	1,148	232,712	(657)	117	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	82	9,732	(720)	31	0

				$(28,258)	$170	$(1,655)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2024	35	$(8,938)	$8	$9	$(11)
3-Month SOFR Active Contract December Futures	03/2025	100	(23,853)	(2)	0	(6)
3-Month SOFR Active Contract September Futures	12/2024	431	(102,459)	466	0	(22)
Australia Government 10-Year Bond December Futures	12/2023	129	(9,287)	151	67	(1)
Euro-Bund December Futures	12/2023	69	(9,384)	236	113	(113)
Euro-Buxl 30-Year Bond December Futures	12/2023	26	(3,363)	296	79	(77)
U.S. Treasury 5-Year Note December Futures	12/2023	589	(62,057)	390	0	(92)
U.S. Treasury 10-Year Note December Futures	12/2023	1,288	(139,185)	1,761	0	(262)

				$3,306	$268	$(584)

Total Futures Contracts				$(24,952)	$438	$(2,239)

50	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	12/20/2024	0.657%	$	900	$14	$(10)	$4	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		2,400	40	(30)	10	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		600	(3)	2	(1)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		2,400	18	18	36	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		3,080	611	(262)	349	9	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		3,620	436	52	488	18	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.598	EUR	4,300	29	(14)	15	0	0

							$1,148	$(242)	$906	$27	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
iTraxx Crossover 40 5-Year Index	(5.000)%	Quarterly	12/20/2028	EUR	300	$(7)	$(3)	$(10)	$0	$(2)
iTraxx Europe Main 40 5-Year Index	(1.000)	Quarterly	12/20/2028		1,800	(17)	(2)	(19)	0	(2)

						$(24)	$(5)	$(29)	$0	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$6	$(149)	$0	$(6)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(4)	2	(2)	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,440	(236)	92	(144)	0	(14)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	37	(31)	0	(1)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	500	(34)	12	(22)	0	(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	3,900	(194)	(18)	(212)	0	(7)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	5,600	161	(64)	97	0	(13)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	4,600	48	(3)	45	0	(11)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	23,600	371	(51)	320	0	(3)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	117,600	1,477	(30)	1,447	0	(22)

					$1,366	$(17)	$1,349	$0	$(78)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/20/2034	GBP	2,600	$(81)	$21	$(60)	$13	$0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	0.900	Annual	03/21/2034	JPY	930,000	35	64	99	31	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/21/2034		7,290,000	(52)	365	313	241	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Maturity	12/15/2023		$131,000	7	1,728	1,735	55	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		70,900	(2,792)	182	(2,610)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		198,300	3,703	1,590	5,293	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2025		5,500	88	(572)	(484)	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		58,100	(612)	5	(607)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	0.527	Semi-Annual	03/15/2026		27,400	(46)	(2,870)	(2,916)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	848	2,562	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2027		93,600	1,396	(12,702)	(11,306)	66	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	4,073	4,065	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		88,500	(3,853)	(11,819)	(15,672)	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		82,500	270	4,210	4,480	0	(100)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		15,800	(55)	(334)	(389)	23	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/20/2029		9,700	326	87	413	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	1,391	2,167	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		800	(3)	(22)	(25)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		64,300	437	2,423	2,860	0	(116)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,904	3,741	9,645	0	(161)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	3.730%	Annual	08/03/2033		$1,500	$(6)	$(63)	$(69)	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		800	(3)	(33)	(36)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,000	(12)	(116)	(128)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,200	(5)	(42)	(47)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		2,600	(9)	(72)	(81)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		3,600	(13)	(83)	(96)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		2,800	(11)	(14)	(25)	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		1,800	(7)	(10)	(17)	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,900	(7)	(8)	(15)	0	(15)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		13,900	(811)	(7)	(818)	0	(8)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/20/2034		5,300	271	126	397	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	26,893	25,836	0	(143)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	8,762	14,247	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	1,884	4,649	0	(39)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/20/2054		2,800	311	138	449	0	(13)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	390,400	(1)	(1,043)	(1,044)	295	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	85,000	(86)	(1,029)	(1,115)	0	(455)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	800	(3)	(5)	(8)	0	0
Pay(6)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,900	(11)	(9)	(20)	0	(19)
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		31,000	(347)	(564)	(911)	0	(15)
Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		14,700	143	698	841	0	(46)
Receive(6)	CAONREPO Index	3.250	Semi-Annual	03/20/2034	CAD	15,700	671	106	777	0	(41)

							$14,411	$27,918	$42,329	$837	$(1,404)

Total Swap Agreements							$16,901	$27,654	$44,555	$864	$(1,487)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)		Total	Market Value		Variation Margin Liability(7)		Total
	Purchased Options	Futures	Swap Agreements		Written Options		Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$438	$868	$1,306		$(6)	$(2,239)	$(1,492)	$(3,737)

(k)

Securities with an aggregate market value of $52,505 and cash of $15,416 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $4 and liability of $(5) for closed swap agreements is outstanding at period end.

52	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	485		$313	$1	$0
	03/2024	CNH	582		81	0	0

BOA	10/2023	CAD	2,795		2,053	0	(4)
	10/2023	DKK	47,728		6,985	219	0
	10/2023	GBP	3,062		3,797	61	0
	10/2023		$2,792	CHF	2,558	3	0
	10/2023		6,867	DKK	48,493	7	0
	11/2023	CHF	2,550		$2,792	0	(3)
	11/2023	DKK	48,418		6,867	0	(7)
	12/2023	EUR	750		797	1	0
	12/2023	HKD	1,119		143	0	0
	01/2024	PLN	6,764		1,551	10	0

BPS	10/2023	CAD	15,274		11,350	110	(5)
	10/2023	DKK	51,994		7,600	230	0
	10/2023		$126,508	EUR	119,381	0	(293)
	10/2023		339	ZAR	6,391	1	(3)
	11/2023	EUR	119,381		$126,663	292	0
	12/2023	BRL	12,788		2,500	0	(20)
	12/2023	CHF	3,592		4,000	41	0
	12/2023	GBP	4,625		5,663	26	(9)
	12/2023	HUF	302,596		800	0	(11)
	12/2023	NOK	27,967		2,600	0	(20)

BRC	10/2023	CHF	2,558		2,857	62	0
	11/2023	AUD	492		314	0	(3)
	11/2023	NOK	31,610		2,946	0	(12)
	12/2023	HUF	409,106		1,100	3	0
	12/2023	MXN	25,064		1,400	0	(20)
	01/2024	PLN	562		128	0	0

BSH	01/2024	BRL	27,000		5,418	106	0

CBK	10/2023		6,321		1,262	5	0
	10/2023	CAD	17,600		13,197	237	0
	10/2023	DKK	31,100		4,618	209	0
	10/2023	EUR	2,670		2,887	64	0
	10/2023	GBP	93		114	1	0
	10/2023	MXN	1,862		107	0	0
	10/2023		$1,283	BRL	6,321	0	(25)
	10/2023		1,772	JPY	260,000	0	(24)
	12/2023	KRW	71,190		$54	1	0

DUB	10/2023		$2,069	JPY	307,562	0	(11)
	11/2023	JPY	306,104		$2,069	10	0

FAR	10/2023	BRL	6,331		1,302	42	0
	10/2023		$1,264	BRL	6,331	0	(5)
	11/2023		1,302		6,358	0	(42)

GLM	10/2023	MXN	17,460		$989	0	(11)
	10/2023		$107	MXN	1,846	0	(1)
	11/2023	BRL	5,274		$1,052	7	0
	11/2023	CAD	5,100		3,779	23	0
	11/2023	TRY	5,652		202	5	0
	12/2023		$482	MXN	8,366	0	(8)
	01/2024	BRL	12,000		$2,369	8	0
	03/2024	CNH	52,674		7,291	6	0

JPM	10/2023		$7,241	DKK	51,214	19	0
	11/2023	DKK	51,135		$7,241	0	(19)
	12/2023	EUR	625		670	7	0
	12/2023	SGD	4,764		3,511	14	0
	03/2024	CNH	1,246		173	1	0

MBC	10/2023	CAD	3,300		2,445	15	0
	10/2023	EUR	118,190		127,762	2,806	0
	10/2023	GBP	15,974		19,976	487	0
	10/2023	JPY	5,190,000		37,555	2,676	0
	10/2023		$20,684	CAD	27,969	0	(92)
	10/2023		1,609	EUR	1,479	0	(46)
	11/2023	CAD	27,957		$20,684	92	0
	12/2023		$500	JPY	73,005	0	(5)
	01/2024	HUF	167,426		$456	9	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

MYI	10/2023	CAD	3,400		$2,518	$14	$0
	10/2023	DKK	4,820		710	27	0
	10/2023	JPY	1,629,100		11,054	152	0
	10/2023		$4,780	AUD	7,453	12	0
	11/2023	AUD	7,453		$4,786	0	(11)
	11/2023	SEK	45,025		4,064	0	(65)
	11/2023	ZAR	40,451		2,125	0	(2)
	12/2023	PLN	6,162		1,400	0	(6)
	12/2023		$1,300	MXN	22,480	0	(27)
	03/2024	CNH	555		$77	0	0

NGF	10/2023		$7,571	JPY	1,125,374	0	(40)
	11/2023	JPY	1,120,044		$7,571	40	0

RBC	10/2023	AUD	9,375		6,054	27	0
	12/2023		$356	NZD	600	4	0

SCX	03/2024	CNH	545		$75	0	0

SSB	10/2023	AUD	492		314	0	(3)

TOR	10/2023		$23,238	GBP	19,129	101	0
	10/2023		1,256	JPY	187,229	0	(3)
	11/2023	GBP	19,129		$23,242	0	(102)
	11/2023	JPY	186,336		1,256	3	0
	03/2024	CNH	481		67	0	0

UAG	10/2023	AUD	219		141	1	0
	10/2023		$1,685	AUD	2,626	3	0
	10/2023		33,688	JPY	4,930,000	0	(556)
	11/2023	AUD	2,626		$1,687	0	(3)
	11/2023	CAD	15,200		11,283	87	0
	11/2023	NZD	12,061		7,164	0	(65)

Total Forward Foreign Currency Contracts						$8,388	$(1,582)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	1,000	$	(2)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	1,000		(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	1,100		(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	1,100		(4)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	800		(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	800		(3)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	600		(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	600		(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	1,000		(4)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	1,000		(4)	(6)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	1,700		(4)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	1,700		(4)	(6)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	1,700		(4)	(4)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	1,700		(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	900		(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	900		(3)	(5)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	1,600		(3)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	1,600		(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	1,300		(5)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	1,300		(5)	(13)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	1,700		(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	1,700		(4)	(4)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	1,500		(3)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	1,500		(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,800		(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,800		(6)	(35)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	1,700		(7)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	1,700		(7)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	1,200		(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	1,200		(4)	(13)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,000		(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,000		(4)	(5)

54	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070%	10/05/2023	1,600	$	(5)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	1,600		(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	600		(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	600		(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	1,000		(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	1,000		(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	600		(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	600		(3)	(7)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	200		(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	200		(1)	(6)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	500		(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	500		(3)	(14)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	400		(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	400		(2)	(12)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,000		(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,000		(4)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	600		(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	600		(2)	(6)

Total Written Options							$	(176)	$(249)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$203	$(52)	$44	$0	$(8)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
FAR	Receive	S&P 500 Total Return Index	20,495	5.720% (1-Month USD-LIBOR plus a specified spread)	Maturity	11/15/2023	$187,696	$0	$(1,571)	$0	$(1,571)
	Receive	S&P 500 Total Return Index	25,210	5.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/13/2023	200,710	0	23,248	23,248	0
	Receive	S&P 500 Total Return Index	1,832	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	16,940	0	(76)	0	(76)
	Receive	S&P 500 Total Return Index	1,642	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024	15,183	0	(69)	0	(69)

JPM	Receive	S&P 500 Total Return Index	1,292	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	11,947	0	(54)	0	(54)

MBC	Receive	S&P 500 Total Return Index	32,046	5.650% (1-Month USD-LIBOR plus a specified spread)	Maturity	12/20/2023	274,387	0	9,831	9,831	0
	Receive	S&P 500 Total Return Index	103	5.615% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	952	0	(4)	0	(4)

RBC	Receive	S&P 500 Total Return Index	513	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	4,744	0	(21)	0	(21)
	Receive	S&P 500 Total Return Index	2,347	5.790% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/01/2023	21,702	0	(99)	0	(99)
	Receive	S&P 500 Total Return Index	235	5.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	2,173	0	(10)	0	(10)
	Receive	S&P 500 Total Return Index	50	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	462	0	(2)	0	(2)
	Receive	S&P 500 Total Return Index	88	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/21/2024	814	0	(4)	0	(4)
	Receive	S&P 500 Total Return Index	50	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	462	0	(2)	0	(2)
	Receive	S&P 500 Total Return Index	352	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	3,255	0	(15)	0	(15)
	Receive	S&P 500 Total Return Index	2,346	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	21,693	0	(100)	0	(100)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability

TOR	Receive	S&P 500 Total Return Index	22,082	5.600% (1-Month USD-LIBOR plus a specified spread)	Maturity	06/20/2024	$196,870	$0	$3,219	$3,219	$0
	Receive	S&P 500 Total Return Index	9,006	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	83,276	0	(384)	0	(384)

								$0	$33,887	$36,298	$(2,411)

Total Swap Agreements								$(52)	$33,931	$36,298	$(2,419)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	301	0	0	301	(14)	0	(8)	(22)	279	(260)	19
BPS	700	0	0	700	(361)	(36)	0	(397)	303	(450)	(147)
BRC	65	0	0	65	(35)	(23)	0	(58)	7	0	7
BSH	106	0	0	106	0	0	0	0	106	0	106
CBK	517	0	0	517	(49)	(20)	0	(69)	448	(350)	98
DUB	10	0	0	10	(11)	0	0	(11)	(1)	0	(1)
FAR	42	0	23,248	23,290	(47)	0	(1,716)	(1,763)	21,527	(21,273)	254
GLM	49	0	0	49	(20)	(87)	0	(107)	(58)	0	(58)
JPM	41	0	0	41	(19)	(58)	(54)	(131)	(90)	583	493
MBC	6,085	0	9,831	15,916	(143)	0	(4)	(147)	15,769	(16,740)	(971)
MYC	0	0	0	0	0	(25)	0	(25)	(25)	0	(25)
MYI	205	0	0	205	(111)	0	0	(111)	94	0	94
NGF	40	0	0	40	(40)	0	0	(40)	0	0	0
RBC	31	0	0	31	0	0	(253)	(253)	(222)	2,925	2,703
SSB	0	0	0	0	(3)	0	0	(3)	(3)	0	(3)
TOR	104	0	3,219	3,323	(105)	0	(384)	(489)	2,834	404	3,238
UAG	91	0	0	91	(624)	0	0	(624)	(533)	294	(239)

Total Over the Counter	$8,388	$0	$36,298	$44,686	$(1,582)	$(249)	$(2,419)	$(4,250)

(m)

Securities with an aggregate market value of $4,206 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

56	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$438	$438
Swap Agreements	0	31	0	0	837	868

	$0	$31	$0	$0	$1,275	$1,306

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,388	$0	$8,388
Swap Agreements	0	0	36,298	0	0	36,298

	$0	$0	$36,298	$8,388	$0	$44,686

	$0	$31	$36,298	$8,388	$1,275	$45,992

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	1,637	0	602	2,239
Swap Agreements	0	88	0	0	1,404	1,492

	$0	$88	$1,637	$0	$2,012	$3,737

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,582	$0	$1,582
Written Options	0	0	0	0	249	249
Swap Agreements	0	8	2,411	0	0	2,419

	$0	$8	$2,411	$1,582	$249	$4,250

	$0	$96	$4,048	$1,582	$2,261	$7,987

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$14	$14
Futures	0	0	76,628	0	2,910	79,538
Swap Agreements	0	3,076	0	0	6,294	9,370

	$0	$3,076	$76,628	$0	$9,218	$88,922

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(325)	$0	$(325)
Written Options	0	0	0	0	309	309
Swap Agreements	0	2	(29,361)	0	0	(29,359)

	$0	$2	$(29,361)	$(325)	$309	$(29,375)

	$0	$3,078	$47,267	$(325)	$9,527	$59,547

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(60,721)	$0	$5,266	$(55,455)
Swap Agreements	0	(1,300)	0	0	12,217	10,917

	$0	$(1,300)	$(60,721)	$0	$17,483	$(44,538)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,090	$0	$10,090
Written Options	0	0	0	0	(73)	(73)
Swap Agreements	0	(8)	59,133	0	0	59,125

	$0	$(8)	$59,133	$10,090	$(73)	$69,142

	$0	$(1,308)	$(1,588)	$10,090	$17,410	$24,604

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Schedule of Investments	PIMCO StocksPLUS® Absolute Return Fund	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$125,817	$0	$125,817
Industrials	0	62,493	0	62,493
Utilities	0	5,454	0	5,454
Municipal Bonds & Notes
California	0	896	0	896
Illinois	0	209	0	209
Nevada	0	112	0	112
U.S. Government Agencies	0	411,672	0	411,672
U.S. Treasury Obligations	0	101,906	0	101,906
Non-Agency Mortgage-Backed Securities	0	164,876	256	165,132
Asset-Backed Securities	0	625,307	0	625,307
Sovereign Issues	0	14,114	0	14,114
Short-Term Instruments
Commercial Paper	0	141,770	0	141,770
Repurchase Agreements	0	621,950	0	621,950
Short-Term Notes	0	19,389	0	19,389
U.S. Treasury Bills	0	430	0	430

	$0	$2,296,395	$256	$2,296,651

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$83,833	$0	$0	$83,833

Total Investments	$83,833	$2,296,395	$256	$2,380,484

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	290	1,012	0	1,302
Over the counter	0	44,686	0	44,686

	$290	$45,698	$0	$45,988

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,857)	(1,875)	0	(3,732)
Over the counter	0	(4,242)	(8)	(4,250)

	$(1,857)	$(6,117)	$(8)	$(7,982)

Total Financial Derivative Instruments	$(1,567)	$39,581	$(8)	$38,006

Totals	$82,266	$2,335,976	$248	$2,418,490

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

58	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 135.7%

CORPORATE BONDS & NOTES 6.5%

BANKING & FINANCE 5.7%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$200	$194

American Honda Finance Corp.
5.000% due 05/23/2025		400	396

Bank of America Corp.
1.734% due 07/22/2027 •		300	266
5.933% due 09/15/2027 •		700	695

Bank of America NA
5.650% due 08/18/2025		700	698
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		300	300

Barclays PLC
4.375% due 03/15/2028 •(e)(f)		200	139
5.501% due 08/09/2028 •		200	192

Citibank NA
5.864% due 09/29/2025		1,100	1,101

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		600	596
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		100	100
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		1,000	1,016

HSBC Holdings PLC
5.887% due 08/14/2027 •		200	198

ING Groep NV
4.250% due 05/16/2031 •(e)(f)		300	194
5.750% due 11/16/2026 •(e)(f)		300	266

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		200	200

JPMorgan Chase & Co.
0.969% due 06/23/2025 •		100	96
3.782% due 02/01/2028 •		400	373
3.960% due 01/29/2027 •		100	96

Morgan Stanley
1.512% due 07/20/2027 •		500	442

Nykredit Realkredit AS
3.501% (CITF03M + 0.060%) due 10/01/2023 ~	DKK	1,300	184
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		2,200	312
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		500	71

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		$500	501

UBS Group AG
3.750% due 03/26/2025		209	201
4.751% due 05/12/2028 •		400	378

VICI Properties LP
4.750% due 02/15/2028		400	374

Wells Fargo & Co.
2.406% due 10/30/2025 •		100	96
3.196% due 06/17/2027 •		400	372

Wells Fargo Bank NA
5.550% due 08/01/2025		700	698
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		300	301

			11,046

INDUSTRIALS 0.8%

Hyundai Capital America
6.491% due 08/04/2025 •		500	500

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030		300	256

Sands China Ltd.
3.100% due 03/08/2029		400	331
3.500% due 08/08/2031		400	317

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Airlines Pass-Through Trust
5.875% due 04/15/2029	$137	$136

		1,540

Total Corporate Bonds & Notes (Cost $13,065)		12,586

U.S. GOVERNMENT AGENCIES 20.7%

Fannie Mae
4.000% due 04/25/2042	493	456
5.779% due 07/25/2037 •	1	1
5.809% due 07/25/2037 •	1	1
5.829% due 09/25/2035 •	2	2
5.839% due 09/25/2035 •	4	4
6.149% due 06/25/2037 •	8	8

Freddie Mac
4.000% due 07/15/2042	427	377
5.000% due 03/01/2038	98	96
5.500% due 07/01/2028 - 07/01/2038	8	7
5.998% due 06/15/2041 •	37	36
6.128% due 08/15/2037 •	7	7
6.138% due 10/15/2037 •	1	1
6.148% due 05/15/2037 - 09/15/2037 •	9	9

Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045	221	199
5.000% due 08/15/2038 - 05/15/2039	31	31
5.830% due 11/20/2062 •	105	105
6.000% due 08/15/2037	14	14

U.S. Small Business Administration
4.430% due 05/01/2029	4	4
5.290% due 12/01/2027	1	1
6.220% due 12/01/2028	1	1

Uniform Mortgage-Backed Security
3.500% due 09/01/2047 - 08/01/2048	2,257	1,978
4.000% due 07/01/2025 - 09/01/2025	5	4
4.500% due 01/01/2035 - 10/01/2041	109	102
5.500% due 01/01/2033 - 09/01/2041	322	320
6.000% due 07/01/2036 - 05/01/2041	107	109

Uniform Mortgage-Backed Security, TBA
3.500% due 11/01/2053	100	86
4.500% due 11/01/2053	8,400	7,716
5.000% due 10/01/2053	3,600	3,397
5.500% due 11/01/2053	5,900	5,701
6.000% due 11/01/2053	8,400	8,286
6.500% due 10/01/2053 - 11/01/2053	11,000	11,049

Total U.S. Government Agencies (Cost $41,084)		40,108

U.S. TREASURY OBLIGATIONS 5.7%

U.S. Treasury Bonds
4.125% due 08/15/2053 (j)	1,600	1,453

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024	3,605	3,521
0.125% due 10/15/2024 (j)	2,502	2,426
0.125% due 04/15/2025 (j)	473	452
0.250% due 01/15/2025	1,033	993
1.125% due 01/15/2033 (j)	308	278

U.S. Treasury Notes
3.875% due 05/15/2043	2,100	1,826

Total U.S. Treasury Obligations (Cost $11,321)		10,949

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.7%

American Home Mortgage Assets Trust
5.624% due 10/25/2046 •	2,051	1,090

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avon Finance
6.089% due 12/28/2049 •	GBP	800	$971

BCAP LLC Trust
4.055% due 03/27/2037 ~		$157	128

Bear Stearns ALT-A Trust
3.913% due 11/25/2035 ^~		956	829
5.754% due 02/25/2034 •		6	5
5.754% due 06/25/2046 ^•		233	203
5.774% due 04/25/2037 •		195	169

ChaseFlex Trust
5.734% due 07/25/2037 •		907	746

Chevy Chase Funding LLC Mortgage-Backed Certificates
5.664% due 07/25/2036 «•		81	71

Citigroup Mortgage Loan Trust
4.511% due 06/25/2036 ^~		19	17
6.170% due 09/25/2062 þ		1,011	1,003

Countrywide Alternative Loan Trust
3.752% due 03/25/2047 ^•		1,057	907
5.626% due 02/25/2036 •		5	4
5.754% due 02/25/2047 •		7	6
5.784% due 05/25/2037 ^•		546	164
5.794% due 05/25/2047 •		44	37
5.914% due 08/25/2047 •		779	672
6.000% due 12/25/2034		574	503

Countrywide Home Loan Mortgage Pass-Through Trust
3.861% due 11/25/2034 ~		2	2

Credit Suisse Mortgage Capital Trust
2.215% due 11/25/2061 ~		115	110

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.734% due 03/25/2037 ^•		268	237

First Horizon Mortgage Pass-Through Trust
5.953% due 11/25/2037 ^~		67	52

GS Mortgage Securities Corp. Trust
8.733% due 08/15/2039 •		1,400	1,400

GSR Mortgage Loan Trust
4.982% due 09/25/2035 ~		4	4
6.000% due 03/25/2037 ^		1	1
6.250% due 10/25/2036 ^		77	67

IndyMac INDX Mortgage Loan Trust
5.834% due 11/25/2046 •		585	524
5.974% due 10/25/2036 •		147	63

InTown Mortgage Trust
8.618% due 08/15/2039 •		1,300	1,303

JP Morgan Mortgage Trust
4.528% due 07/25/2035 ~		132	123
4.732% due 08/25/2034 ~		5	5

Luminent Mortgage Trust
5.834% due 10/25/2046 •		2,365	2,058

Merrill Lynch Mortgage Investors Trust
4.759% due 09/25/2035 ^~		14	11

Morgan Stanley Mortgage Loan Trust
5.714% due 01/25/2036 •		271	144

New York Mortgage Trust
5.250% due 07/25/2062 þ		636	615

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		2	1

PRKCM Trust
6.584% due 09/25/2058		697	694

Residential Accredit Loans, Inc. Trust
5.774% due 01/25/2037 •		221	183
5.804% due 08/25/2036 •		69	62
5.986% due 09/25/2045 •		6	5
6.000% due 03/25/2037 ^		718	576

Structured Adjustable Rate Mortgage Loan Trust
5.734% due 02/25/2037 •		106	101

Structured Asset Mortgage Investments Trust
5.694% due 03/25/2037 •		3	1

Taurus U.K. DAC
6.069% due 05/17/2031 •	GBP	298	354

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		$715	678
3.750% due 05/25/2058 ~		495	470

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verus Securitization Trust
6.443% due 08/25/2068 þ		$488	$487

Wachovia Mortgage Loan Trust LLC
4.498% due 10/20/2035 ~		27	25

WaMu Mortgage Pass-Through Certificates Trust
3.040% due 01/25/2037 ^~		44	36
4.435% due 08/25/2046 ^~		313	274
5.546% due 09/25/2046 ^•		651	565
5.626% due 02/25/2046 •		13	11
5.826% due 11/25/2042 •		6	5

Total Non-Agency Mortgage-Backed Securities (Cost $19,226)			18,772

ASSET-BACKED SECURITIES 38.8%

ACE Securities Corp. Home Equity Loan Trust
5.714% due 07/25/2036 •		324	237
9.934% due 08/25/2040 ^•		691	613

ACHV ABS Trust
6.600% due 08/19/2030		629	629

Ally Auto Receivables Trust
5.460% due 05/15/2028		500	499

American Credit Acceptance Receivables Trust
6.000% due 03/12/2027		661	661

American Express Credit Account Master Trust
4.870% due 05/15/2028		400	395

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		1,000	1,000

Apex Credit CLO Ltd.
7.259% due 09/20/2029 •		700	691

Arbor Realty Commercial Real Estate Notes Ltd.
7.732% due 05/15/2037 •		600	593
8.232% due 05/15/2037 •		600	591

AREIT LLC
7.573% due 06/17/2039 •		1,500	1,506
8.125% due 06/17/2039 •		1,300	1,307

Argent Securities Trust
5.734% due 07/25/2036 •		496	427
5.754% due 05/25/2036 •		2,853	697

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.433% due 01/25/2034 •		346	315

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		400	401

BA Credit Card Trust
4.790% due 05/15/2028		400	395

Bank of America Auto Trust
5.830% due 05/15/2026		700	700

Bear Stearns Asset-Backed Securities Trust
5.754% due 08/25/2036 •		92	87

BMW Vehicle Owner Trust
5.470% due 02/25/2028		500	499

BPCRE Ltd.
7.731% due 01/16/2037 •		700	695

Capital One Prime Auto Receivables Trust
5.963% due 09/15/2025 •		311	312

Carlyle Euro CLO DAC
4.671% due 08/15/2032 •	EUR	700	723

Carmax Auto Owner Trust
6.213% due 12/15/2025 •		$380	381

Carvana Auto Receivables Trust
4.600% due 07/15/2026		500	495
5.980% due 08/10/2026		793	792
6.410% due 09/10/2027		500	500

Citigroup Mortgage Loan Trust
5.754% due 09/25/2036 •		896	644

Citizens Auto Receivables Trust
5.739% due 09/16/2024		900	900
6.130% due 07/15/2026		400	400
6.263% due 07/15/2026 •		400	401

Countrywide Asset-Backed Certificates Trust
4.198% due 01/25/2037 •		4,180	3,803
5.834% due 09/25/2047 ^•		331	303

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.914% due 03/25/2036 •		$70	$62
6.469% due 12/25/2035 •		770	724
6.499% due 07/25/2035 •		187	185

CPS Auto Receivables Trust
6.130% due 09/15/2026		620	622

CVC Cordatus Loan Fund DAC
4.475% due 09/15/2031 •	EUR	499	518

DLLAA LLC
5.930% due 07/20/2026		$500	500

DT Auto Owner Trust
6.290% due 08/16/2027		802	803

Ellington Loan Acquisition Trust
6.484% due 05/25/2037 •		334	313

Enterprise Fleet Financing LLC
5.330% due 03/20/2024		108	108

Fifth Third Auto Trust
5.800% due 11/16/2026		300	300

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •		1,800	1,748

Gallatin CLO Ltd.
7.220% due 07/15/2031 •		600	598

GECU Auto Receivables Trust
5.950% due 03/15/2027		500	499

GLS Auto Receivables Issuer Trust
5.700% due 01/15/2027		600	598
6.040% due 03/15/2027		500	500

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	298
6.270% due 08/16/2027		600	599

GM Financial Automobile Leasing Trust
5.634% due 08/20/2024		738	738
5.764% due 01/20/2026 •		700	701

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		500	500
5.913% due 09/16/2025 •		424	425

GSAMP Trust
5.504% due 12/25/2036 •		4	2
5.664% due 01/25/2037 •		902	720

Halseypoint CLO Ltd.
7.028% due 07/20/2031 •		300	298

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		300	298

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		500	500

HSI Asset Securitization Corp. Trust
5.574% due 01/25/2037 •		460	352

Hyundai Auto Receivables Trust
5.480% due 04/17/2028		500	500

KKR CLO Ltd.
6.970% due 04/15/2031 •		400	396
7.172% due 07/18/2030 •		800	795

LCM LP
7.082% due 07/19/2027 •		700	698

Madison Park Funding Ltd.
6.507% due 07/23/2029 •		1,021	1,019

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	500	459
5.363% due 10/15/2032 •		1,000	1,028

Marlette Funding Trust
5.180% due 11/15/2032		$295	294
5.950% due 11/15/2032		300	297
6.070% due 04/15/2033		607	606

Master Credit Card Trust
6.163% due 01/21/2027 •		1,000	1,000

MASTR Asset-Backed Securities Trust
5.484% due 01/25/2037 •		5	2

Merrill Lynch Mortgage Investors Trust
5.734% due 08/25/2037 •		1,075	548
5.954% due 02/25/2037 •		1,939	584

MF1 Ltd.
7.077% due 02/19/2037 •		1,300	1,273

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 01/25/2037 •		$2,038	$906
5.649% due 03/25/2037 •		1,509	601

Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		601	529

NovaStar Mortgage Funding Trust
5.934% due 09/25/2036 •		1,074	468

Option One Mortgage Loan Trust
5.654% due 04/25/2037 •		727	525
5.654% due 05/25/2037 •		421	248
5.974% due 01/25/2036 •		814	731
6.214% due 02/25/2035 •		766	720

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		246	243
6.060% due 03/15/2030		980	976
7.179% due 04/15/2031		500	501

PRET LLC
1.744% due 07/25/2051 þ		379	354
2.487% due 10/25/2051 þ		597	564
5.240% due 04/25/2052 þ		583	568
5.927% due 06/25/2052 þ		1,074	1,045

Providus CLO DAC
4.413% due 07/15/2031 •	EUR	399	415

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		$207	75

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		276	246
4.320% due 09/25/2030		328	309
5.380% due 11/25/2030		470	463
7.130% due 01/26/2032		500	502

Santander Drive Auto Receivables Trust
5.810% due 01/15/2026		311	311
5.870% due 03/16/2026		1,063	1,062
6.080% due 08/17/2026		800	800
6.180% due 02/16/2027		1,300	1,301

Securitized Asset-Backed Receivables LLC Trust
5.914% due 07/25/2036 •		309	124

SG Mortgage Securities Trust
5.794% due 02/25/2036 •		1,609	815

Shelter Growth CRE Issuer Ltd.
7.623% due 06/17/2037 •		1,100	1,101
8.520% due 06/17/2037 •		700	688

Soundview Home Loan Trust
5.514% due 06/25/2037 •		2	1
5.544% due 02/25/2037 •		1,453	409
5.584% due 03/25/2037 •		111	102
5.644% due 06/25/2037 •		491	325

Starwood Mortgage Trust
7.113% due 11/15/2038 •		2,000	1,918

Structured Asset Securities Corp. Mortgage Loan Trust
5.854% due 02/25/2037 •		312	301

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •		1,000	996

Theorem Funding Trust
1.850% due 02/15/2028		127	126
6.060% due 12/15/2028		333	330

TIAA CLO Ltd.
7.288% due 01/20/2032 •		1,600	1,587

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		500	499

Tralee CLO Ltd.
7.113% due 10/25/2032 •		400	396

Upstart Securitization Trust
4.370% due 05/20/2032		170	169

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		156	152

Venture CLO Ltd.
7.031% due 07/30/2032 •		700	693
7.381% due 07/30/2032 •		800	794

Veros Auto Receivables Trust
7.120% due 11/15/2028		612	613

WaMu Asset-Backed Certificates WaMu Trust
5.794% due 04/25/2037 •		4,175	1,583

60	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		$600	$599
5.983% due 10/15/2026 •		600	600

Total Asset-Backed Securities (Cost $78,819)			74,984

SOVEREIGN ISSUES 0.8%

Argentina Government International Bond
1.000% due 07/09/2029		54	15
3.500% due 07/09/2041 þ		929	241

Brazil Government International Bond
4.750% due 01/14/2050		582	404

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (c)	BRL	4,000	774

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	2,834	136

Total Sovereign Issues (Cost $2,005)			1,570

SHORT-TERM INSTRUMENTS 53.5%

COMMERCIAL PAPER 8.0%

Ameren Corp.
5.550% due 10/10/2023		$100	100

American Electric Power Co., Inc.
5.510% due 10/04/2023		700	699

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	1,500	1,099

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		900	660

Crown Castle, Inc.
6.000% due 11/02/2023		$250	249
6.020% due 10/17/2023		300	299
6.050% due 10/05/2023		400	400

Diageo Capital PLC
5.500% due 10/16/2023		500	499

Dominion Resources, Inc.
5.550% due 10/26/2023		250	249
5.570% due 10/30/2023		250	249

Electricite de France SA
5.510% due 10/23/2023		350	349
5.510% due 10/27/2023		250	249

Enbridge (U.S.) Inc.
5.560% due 10/20/2023		250	249

Energy Transfer LP
5.850% due 10/04/2023		250	250

Entergy Corp.
5.500% due 10/04/2023		250	250
5.520% due 10/06/2023		250	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity National Information services, Inc.
5.550% due 10/16/2023		$250	$249
5.550% due 10/17/2023		350	349

Global Payments, Inc.
6.030% due 10/25/2023		950	946

Haleon UK Capital PLC
5.600% due 10/11/2023		250	249

Humana, Inc.
5.550% due 10/19/2023		250	249

Intercontinental Exchange,Inc.
5.560% due 10/25/2023		250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		250	250

L3Harris Technologies, Inc.
5.620% due 10/10/2023		250	250
5.650% due 10/02/2023		250	250

LSEGA Financing PLC
5.500% due 10/05/2023		650	649
5.510% due 10/26/2023		250	249

Marathon Oil Corp.
6.000% due 10/06/2023		250	250
6.030% due 10/13/2023		250	249

Marriott International, Inc.
5.540% due 10/20/2023		250	249

Microchip Technology, Inc.
5.600% due 11/07/2023		250	248

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023		250	250

Oracle Corp.
5.510% due 10/23/2023		250	249
5.530% due 10/30/2023 (a)		450	448

Royal Bank of Canada
5.203% due 10/03/2023	CAD	1,100	809
5.279% due 11/01/2023		300	220

RTX Corp.
5.480% due 10/04/2023		$750	749

Targa Resources Corp.
6.150% due 10/23/2023		250	249

Thomson Reuters Corp.
5.520% due 10/25/2023		250	249

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	500	367
5.118% due 10/27/2023		300	220
5.124% due 11/01/2023		600	440

VW Credit, Inc.
5.570% due 10/17/2023		$250	249

			15,534

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (g) 36.6%
			$70,776

SHORT-TERM NOTES 1.3%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		$1,000	1,000

Fifth Third Auto Trust
5.618% due 08/15/2024		237	237

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		1,184	1,184

			2,421

JAPAN TREASURY BILLS 4.5%
(47.275)% due 10/30/2023 - 01/09/2024 (a)(b)(c)	JPY	1,290,000	8,635

U.S. TREASURY BILLS 3.1%
5.435% due 10/19/2023 - 12/28/2023 (a)(b)(c)(j)		$6,128	6,079

Total Short-Term Instruments (Cost $103,678)			103,445

Total Investments in Securities (Cost $269,198)			262,414

		SHARES
INVESTMENTS IN AFFILIATES 3.9%

SHORT-TERM INSTRUMENTS 3.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%

PIMCO Short Asset Portfolio		787,813	7,624

Total Short-Term Instruments (Cost $7,607)			7,624

Total Investments in Affiliates (Cost $7,607)			7,624

Total Investments 139.6% (Cost $276,805)			$270,038

Financial Derivative Instruments (h)(i) (3.4)% (Cost or Premiums, net $968)			(6,627)

Other Assets and Liabilities, net (36.2)%			(69,968)

Net Assets 100.0%			$193,443

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$39,500	U.S. Treasury Notes 1.375% due 12/31/2028	$(40,247)	$39,500	$39,518
DEU	5.370	10/02/2023	10/03/2023	30,500	U.S. Treasury Inflation Protected Securities 0.375% due 01/15/2027	(31,275)	30,500	30,500
FICC	2.600	09/29/2023	10/02/2023	776	U.S. Treasury Notes 5.000% due 08/31/2025	(792)	776	776

Total Repurchase Agreements						$(72,314)	$70,776	$70,794

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$39,518	$0	$0	$39,518	$(40,247)	$(729)
DEU	30,500	0	0	30,500	(31,275)	(775)
FICC	776	0	0	776	(792)	(16)

Total Borrowings and Other Financing Transactions	$70,794	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(55) at a weighted average interest rate of 5.320%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	3	$3	$(1)	$(1)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	3	3	(1)	(1)

Total Written Options					$(2)	$(2)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
MSCI EAFE December Futures	12/2023	41	$4,185	$(144)	$0	$(14)
U.S. Treasury 2-Year Note December Futures	12/2023	140	28,380	(78)	14	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	1	119	(9)	1	0

				$(231)	$15	$(14)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2023	129	$(13,591)	$148	$0	$(20)
U.S. Treasury 10-Year Note December Futures	12/2023	140	(15,129)	245	0	(29)

				$393	$0	$(49)

Total Futures Contracts				$162	$15	$(63)

62	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	1.046%		$300	$(1)	$0	$(1)	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919	EUR	400	1	1	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		$400	5	2	7	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		470	93	(40)	53	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		625	75	9	84	3	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331	EUR	500	(5)	(2)	(7)	0	0

							$168	$(30)	$138	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$2,900	$43	$(4)	$39	$0	$0
CDX.IG-41 5-Year Index	1.000%	Quarterly	12/20/2028	14,100	182	(8)	174	0	(3)

					$225	$(12)	$213	$0	$(3)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	780,000	$(6)	$40	$34	$26	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$33,500	(1,318)	85	(1,233)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2024		10,100	(190)	691	501	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		12,900	241	103	344	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		6,700	(71)	1	(70)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		5,800	(406)	(196)	(602)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028		16,000	(697)	(2,136)	(2,833)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		2,000	30	79	109	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		1,400	0	34	34	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		1,500	(7)	(283)	(290)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		1,400	39	76	115	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		7,300	57	268	325	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	1,300	2,827	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	253	652	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		100	0	(5)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		700	(3)	(19)	(22)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		400	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	(1)	(3)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		200	(1)	(1)	(2)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		200	(1)	(1)	(2)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,600	(93)	(1)	(94)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,430	2,316	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	47	117	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,900	102	318	420	0	(8)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	44,400	0	(119)	(119)	34	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	9,700	(10)	(117)	(127)	0	(52)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	(1)	(2)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		2,900	(30)	(55)	(85)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		1,300	13	61	74	0	(4)
Receive	CPURNSA	2.453	Maturity	07/20/2052		$1,000	0	46	46	0	(4)

							$526	$1,874	$2,400	$85	$(151)

Total Swap Agreements							$919	$1,832	$2,751	$89	$(154)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	63

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$19	$89	$108	$(2)	$(63)	$(154)	$(219)

Cash of $4,165 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $4 for closed futures is outstanding at period end.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	CHF	88		$96	$0	$0
	11/2023		$96	CHF	88	0	0
	12/2023	JPY	600,000		$4,184	129	0

BPS	10/2023	GBP	155		197	7	0
	11/2023		$129	EUR	119	0	(3)

BRC	10/2023	MXN	1,549		$87	0	(1)
	10/2023		$742	JPY	110,000	0	(3)
	11/2023	JPY	580,000		$4,027	111	0
	11/2023		$166	SEK	1,835	2	0
	01/2024	JPY	290,000		$1,974	1	0

BSH	01/2024	BRL	3,000		602	12	0

CBK	10/2023	CAD	2,000		1,500	27	0
	10/2023	DKK	3,500		520	24	0
	10/2023	MXN	332		19	0	0
	10/2023		$2,521	JPY	370,000	0	(35)
	11/2023	AUD	107		$69	0	0
	11/2023	EUR	97		104	1	0
	11/2023	SEK	261		25	1	0
	11/2023		$263	EUR	241	0	(8)

DUB	11/2023	EUR	1,711		$1,887	75	0
	11/2023	SEK	21		2	0	0

GLM	10/2023	MXN	332		19	0	0
	11/2023	CAD	600		445	3	0
	01/2024	BRL	1,000		197	1	0

JPM	11/2023		$1,082	JPY	160,000	0	(5)

MBC	10/2023	CAD	300		$222	1	0
	10/2023	GBP	795		986	16	0
	10/2023	JPY	590,000		4,269	304	0
	10/2023		$813	CAD	1,100	0	(4)
	11/2023	CAD	1,100		$814	4	0

64	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	11/2023	JPY	570,000		$4,020	$181	$0
	11/2023		$2,808	JPY	410,000	0	(46)

MYI	10/2023	CAD	500		$370	2	0
	10/2023	DKK	500		74	3	0
	11/2023	SEK	1,080		98	0	(1)
	11/2023		$204	AUD	316	0	0

RBC	10/2023		139	JPY	20,203	0	(4)

SCX	11/2023	AUD	77		$51	1	0

TOR	10/2023	JPY	21,621		145	1	0
	10/2023		$1,154	GBP	950	5	0
	10/2023		108	JPY	15,788	0	(2)
	11/2023	GBP	950		$1,154	0	(5)
	11/2023	JPY	274,961		1,854	5	0
	11/2023		$145	JPY	21,518	0	0

UAG	10/2023		100	CHF	88	0	(4)
	11/2023	CAD	1,800		$1,336	10	0
	11/2023	EUR	1,208		1,332	53	0
	12/2023		$1,965	JPY	290,000	0	(5)

Total Forward Foreign Currency Contracts						$980	$(126)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	100	$	0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100		0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	100		0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	100		0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	100		0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100		0	(1)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	100		0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	100		0	0
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	200		(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	200		(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	100		0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	100		0	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	200		(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	200		(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	100		0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	100		0	(1)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	300		(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	300		(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	200		0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	200		0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	200		(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	200		(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	200		(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	200		(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	100		0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	100		0	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	200		(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	200		(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	100		0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	100		0	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	100		(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	100		(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	100		(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	100		(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	100		(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	100		(1)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	100		0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	100		0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100		0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100		0	(1)

Total Written Options							$	(18)	$(27)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.705%	EUR	300	$69	$(39)	$30	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
											Asset	Liability
JPM	Receive	NDDUEAFE Index	18,867	5.395% (1-Month USD-LIBOR plus a specified spread)	Maturity	09/04/2024	$	139,072	$0	$(7,160)	$0	$(7,160)

MEI	Receive	NDDUEAFE Index	171	5.120% (1-Month USD-LIBOR less a specified spread)	Monthly	11/15/2023		1,206	0	(5)	0	(5)

MYI	Receive	NDDUEAFE Index	1,933	5.355% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024		13,626	0	(35)	0	(35)
	Receive	NDDUEAFE Index	3,372	5.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024		23,770	0	(99)	0	(99)

UAG	Receive	NDDUEAFE Index	234	5.300% (1-Month USD-LIBOR less a specified spread)	Monthly	05/08/2024		1,650	0	(7)	0	(7)
	Receive	NDDUEAFE Index	2,266	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024		15,974	0	(67)	0	(67)

									$0	$(7,373)	$0	$(7,373)

Total Swap Agreements									$69	$(7,412)	$30	$(7,373)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$129	$0	$0	$129	$0	$0	$0	$0	$129	$0	$129
BPS	7	0	0	7	(3)	(2)	0	(5)	2	0	2
BRC	114	0	0	114	(4)	(2)	0	(6)	108	0	108
BSH	12	0	0	12	0	0	0	0	12	0	12
CBK	53	0	0	53	(43)	(2)	0	(45)	8	0	8
DUB	75	0	0	75	0	0	0	0	75	0	75
GLM	4	0	0	4	0	(9)	0	(9)	(5)	0	(5)
JPM	0	0	30	30	(5)	(9)	(7,160)	(7,174)	(7,144)	7,686	542
MBC	506	0	0	506	(50)	0	0	(50)	456	(370)	86
MEI	0	0	0	0	0	0	(5)	(5)	(5)	0	(5)
MYC	0	0	0	0	0	(3)	0	(3)	(3)	0	(3)
MYI	5	0	0	5	(1)	0	(134)	(135)	(130)	1,551	1,421
RBC	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)
SCX	1	0	0	1	0	0	0	0	1	0	1
TOR	11	0	0	11	(7)	0	0	(7)	4	0	4
UAG	63	0	0	63	(9)	0	(74)	(83)	(20)	676	656

Total Over the Counter	$980	$0	$30	$1,010	$(126)	$(27)	$(7,373)	$(7,526)

(j)

Securities with an aggregate market value of $9,913 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.

66	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$4	$0	$15	$19
Swap Agreements	0	4	0	0	85	89

	$0	$4	$4	$0	$100	$108

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$980	$0	$980
Swap Agreements	0	30	0	0	0	30

	$0	$30	$0	$980	$0	$1,010

	$0	$34	$4	$980	$100	$1,118

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$2	$2
Futures	0	0	14	0	49	63
Swap Agreements	0	3	0	0	151	154

	$0	$3	$14	$0	$202	$219

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$126	$0	$126
Written Options	0	0	0	0	27	27
Swap Agreements	0	0	7,373	0	0	7,373

	$0	$0	$7,373	$126	$27	$7,526

	$0	$3	$7,387	$126	$229	$7,745

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	67

Schedule of Investments	PIMCO StocksPLUS® International Fund (Unhedged)	(Cont.)	September 30, 2023	(Unaudited)

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(82)	$0	$331	$249
Swap Agreements	0	1	0	0	(645)	(644)

	$0	$1	$(82)	$0	$(314)	$(395)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$446	$0	$446
Written Options	0	0	0	0	33	33
Swap Agreements	0	8	16,439	0	0	16,447

	$0	$8	$16,439	$446	$33	$16,926

	$0	$9	$16,357	$446	$(281)	$16,531

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(217)	$0	$866	$649
Swap Agreements	0	64	0	0	1,719	1,783

	$0	$64	$(217)	$0	$2,585	$2,432

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$670	$0	$670
Written Options	0	0	0	0	(10)	(10)
Swap Agreements	0	(6)	(24,346)	0	0	(24,352)

	$0	$(6)	$(24,346)	$670	$(10)	$(23,692)

	$0	$58	$(24,563)	$670	$2,575	$(21,260)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,046	$0	$11,046
Industrials	0	1,540	0	1,540
U.S. Government Agencies	0	40,108	0	40,108
U.S. Treasury Obligations	0	10,949	0	10,949
Non-Agency Mortgage-Backed Securities	0	18,701	71	18,772
Asset-Backed Securities	0	74,984	0	74,984
Sovereign Issues	0	1,570	0	1,570
Short-Term Instruments
Commercial Paper	0	15,534	0	15,534
Repurchase Agreements	0	70,776	0	70,776
Short-Term Notes	0	2,421	0	2,421
Japan Treasury Bills	0	8,635	0	8,635
U.S. Treasury Bills	0	6,079	0	6,079

	$0	$262,343	$71	$262,414

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,624	$0	$0	$7,624

Total Investments	$7,624	$262,343	$71	$270,038

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$104	$0	$104
Over the counter	0	1,010	0	1,010

	$0	$1,114	$0	$1,114

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(205)	0	(219)
Over the counter	0	(7,526)	0	(7,526)

	$(14)	$(7,731)	$0	$(7,745)

Total Financial Derivative Instruments	$(14)	$(6,617)	$0	$(6,631)

Totals	$7,610	$255,726	$71	$263,407

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

68	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.9%

CORPORATE BONDS & NOTES 9.7%

BANKING & FINANCE 7.0%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$200	$194
3.000% due 10/29/2028		1,000	858
3.300% due 01/30/2032		1,000	795

American Honda Finance Corp.
5.000% due 05/23/2025		5,300	5,245

Bank of America Corp.
5.933% due 09/15/2027 •		7,300	7,248
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		2,400	2,414

Bank of America NA
5.650% due 08/18/2025		7,100	7,084
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		3,600	3,606

Barclays PLC
3.650% due 03/16/2025		400	385
3.932% due 05/07/2025 •		900	886
4.375% due 01/12/2026		1,300	1,246
4.375% due 03/15/2028 •(g)(h)		200	139
4.972% due 05/16/2029 •		1,400	1,309
5.501% due 08/09/2028 •		200	192

Citibank NA
5.864% due 09/29/2025		11,900	11,914

Credit Suisse AG AT1 Claim ^		11,100	1,167

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	100	99

Equitable Holdings, Inc.
4.350% due 04/20/2028		$2,235	2,082

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	2,000	1,933

Ford Motor Credit Co. LLC
3.375% due 11/13/2025		$500	464
4.063% due 11/01/2024		200	194
5.584% due 03/18/2024		200	199

General Motors Financial Co., Inc.
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		100	100

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		1,600	1,551
3.500% due 11/16/2026		1,200	1,117
5.798% due 08/10/2026 •		7,200	7,147
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		1,400	1,401
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		5,500	5,590

HSBC Holdings PLC
2.848% due 06/04/2031 •		600	480
4.292% due 09/12/2026 •		1,300	1,250
4.300% due 03/08/2026		1,000	960
5.887% due 08/14/2027 •		600	593

ING Groep NV
4.250% due 05/16/2031 •(g)(h)		600	388

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		3,250	3,252

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,200	1,068
1.578% due 04/22/2027 •		1,900	1,696
3.782% due 02/01/2028 •		900	839
3.960% due 01/29/2027 •		1,800	1,721

Morgan Stanley
1.512% due 07/20/2027 •		3,700	3,270
6.296% due 10/18/2028 •		1,000	1,008

NatWest Group PLC
4.445% due 05/08/2030 •		400	361
4.800% due 04/05/2026		1,100	1,063
4.892% due 05/18/2029 •		2,600	2,433

Nomura Holdings, Inc.
1.851% due 07/16/2025		2,300	2,129
2.679% due 07/16/2030		1,900	1,510

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	13,484	$1,410

Nykredit Realkredit AS
1.500% due 10/01/2053		96,047	10,023
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		13,600	1,928
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		23,100	3,275
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		5,600	794

Realkredit Danmark AS
1.500% due 10/01/2053		19,909	2,077

Santander U.K. Group Holdings PLC
4.796% due 11/15/2024 •		$3,900	3,893

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		4,600	3,549

Toyota Motor Credit Corp.
5.830% due 08/22/2024 •		5,300	5,306

UBS AG
5.125% due 05/15/2024 (h)		1,100	1,086

UBS Group AG
4.751% due 05/12/2028 •		6,800	6,428

Wells Fargo & Co.
2.393% due 06/02/2028 •		2,295	2,013
2.406% due 10/30/2025 •		5,000	4,793
3.196% due 06/17/2027 •		2,500	2,323

Wells Fargo Bank NA
5.550% due 08/01/2025		3,900	3,888
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		2,000	2,004

Weyerhaeuser Co.
4.000% due 04/15/2030		3,886	3,447

			148,817

INDUSTRIALS 2.4%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,000	1,684

Broadcom, Inc.
3.419% due 04/15/2033		2,100	1,681
3.469% due 04/15/2034		1,900	1,493

CCO Holdings LLC
4.500% due 06/01/2033		500	383

Charter Communications Operating LLC
3.900% due 06/01/2052		2,300	1,377
4.908% due 07/23/2025		1,260	1,232

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,200	1,065

CVS Health Corp.
3.750% due 04/01/2030		2,332	2,062

DAE Funding LLC
1.625% due 02/15/2024		1,500	1,471
2.625% due 03/20/2025		1,000	941
3.375% due 03/20/2028		1,100	973

Hyatt Hotels Corp.
1.800% due 10/01/2024		3,400	3,263

Hyundai Capital America
6.491% due 08/04/2025 •		5,300	5,303

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		3,200	2,974

Imperial Brands Finance PLC
3.125% due 07/26/2024		300	292
3.500% due 07/26/2026		400	375

INEOS Finance PLC
2.125% due 11/15/2025	EUR	3,400	3,408

InterContinental Hotels Group PLC
2.125% due 05/15/2027		800	787

MPLX LP
2.650% due 08/15/2030		$1,500	1,212

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,200	2,079
4.345% due 09/17/2027		2,800	2,557
4.810% due 09/17/2030		800	690

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030	$1,500	$1,281

Sands China Ltd.
3.100% due 03/08/2029	200	166
5.375% due 08/08/2025	5,000	4,847
5.650% due 08/08/2028	3,600	3,391

Southern Co.
3.700% due 04/30/2030	3,595	3,187

T-Mobile USA, Inc.
2.700% due 03/15/2032	1,500	1,174

		51,348

UTILITIES 0.3%

Electricite de France SA
5.700% due 05/23/2028	1,800	1,784

Pacific Gas & Electric Co.
1.700% due 11/15/2023	2,400	2,386
3.000% due 06/15/2028	1,000	859
4.550% due 07/01/2030	1,400	1,238

Rio Oil Finance Trust
9.250% due 07/06/2024	279	282

		6,549

Total Corporate Bonds & Notes (Cost $221,833)		206,714

MUNICIPAL BONDS & NOTES 0.2%

CALIFORNIA 0.1%

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	1,265	1,418

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	710	645

		2,063

ILLINOIS 0.1%

Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	3,000	3,128

PENNSYLVANIA 0.0%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	95	98

Total Municipal Bonds & Notes (Cost $5,137)		5,289

U.S. GOVERNMENT AGENCIES 23.2%

Fannie Mae
3.908% due 10/01/2035 •	32	32
3.952% due 07/01/2035 •	8	8
4.001% due 02/01/2034 •	13	13
4.047% due 03/01/2036 •	34	33
4.175% due 02/01/2035 •	10	10
4.300% due 10/01/2035 •	15	14
4.560% due 08/01/2036 •	13	13
5.390% due 11/01/2034 •	25	25
5.532% due 03/25/2036 •	31	30
5.555% due 08/01/2035 •	63	62
5.779% due 09/25/2042 •	68	67
5.903% due 07/01/2032 •	6	6

Freddie Mac
4.000% due 01/01/2048	42	38
5.358% due 09/01/2035 •	8	8
5.826% due 10/25/2044 •	17	15
5.828% due 11/15/2043 •	732	714
6.026% due 07/25/2044 •	74	68

Ginnie Mae
2.750% (H15T1Y + 1.500%) due 11/20/2024 ~	2	2

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	69

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 02/15/2045 - 03/15/2045		$1,590	$1,430
5.952% due 08/20/2062 •		345	343

Ginnie Mae, TBA
5.000% due 10/01/2053		9,600	9,098

U.S. International Development Finance Corp.
4.140% due 05/15/2030		636	609

Uniform Mortgage-Backed Security
3.500% due 04/01/2048		1,670	1,463
4.000% due 10/01/2030		38	35
5.500% due 09/01/2027		2	2

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053		90,050	82,712
5.000% due 10/01/2053 - 11/01/2053		55,600	52,468
5.500% due 11/01/2053		90,000	86,959
6.000% due 11/01/2053		102,000	100,621
6.500% due 10/01/2053		155,050	155,765

Total U.S. Government Agencies (Cost $498,603)			492,663

U.S. TREASURY OBLIGATIONS 7.0%

U.S. Treasury Bonds
3.000% due 08/15/2048		874	640

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		22,787	22,259
0.125% due 10/15/2024		48,612	47,131
0.125% due 04/15/2025 (m)		4,616	4,404
0.250% due 01/15/2025		11,099	10,677
0.625% due 07/15/2032		9,890	8,624
0.625% due 02/15/2043 (m)		1,679	1,222
0.750% due 02/15/2045 (m)		2,726	1,984
1.000% due 02/15/2046 (m)		7,197	5,471
1.000% due 02/15/2048 (m)		477	356

U.S. Treasury Notes
0.375% due 12/31/2025 (k)		5,400	4,882
0.500% due 02/28/2026 (k)(m)		22,100	19,900
2.250% due 12/31/2023 (k)(m)		3,800	3,770
2.625% due 12/31/2025 (k)(m)		3,058	2,907
3.000% due 10/31/2025 (k)(m)		15,086	14,489

Total U.S. Treasury Obligations (Cost $157,729)			148,716

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%

American Home Mortgage Assets Trust
5.624% due 05/25/2046 ^•		309	254
5.644% due 10/25/2046 •		150	80

Avon Finance
6.089% due 12/28/2049 •	GBP	8,600	10,441

Banc of America Funding Trust
4.436% due 01/20/2047 ^~		$10	9
5.819% due 10/20/2036 •		186	146

Bear Stearns ALT-A Trust
4.027% due 08/25/2036 ^~		344	236
4.398% due 05/25/2035 ~		38	36
4.690% due 07/25/2035 ~		1,763	1,200

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 «~		5,800	4,910

CIM Trust
5.500% due 08/25/2064 ~		10,008	9,791

Citigroup Mortgage Loan Trust
4.510% due 09/25/2037 ^~		1,652	1,455
5.754% due 01/25/2037 •		3,107	2,619
6.170% due 09/25/2062 þ		8,362	8,296

Countrywide Alternative Loan Trust
3.707% due 06/25/2037 «~		177	132
5.500% due 05/25/2035 •		896	672
5.649% due 07/20/2046 ^•		234	186
5.859% due 03/20/2046 •		404	324
6.676% due 10/20/2035 •		153	108

Countrywide Home Loan Mortgage Pass-Through Trust
6.014% due 04/25/2035 •		38	35
6.074% due 03/25/2035 •		24	22

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Credit Suisse First Boston Mortgage Securities Corp.
4.405% due 06/25/2033 «~		$11	$10

Credit Suisse Mortgage Capital Certificates
5.734% due 01/27/2037 •		765	539

Credit Suisse Mortgage Capital Trust
1.926% due 07/27/2061 ~		3,702	3,405
2.000% due 01/25/2060 ~		7,089	5,914
3.904% due 04/25/2062 ~		1,800	1,656

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.934% due 02/25/2035 «•		170	158

Downey Savings & Loan Association Mortgage Loan Trust
5.726% due 07/19/2044 ~		9	9
5.962% due 08/19/2045 •		112	93

European Loan Conduit DAC
4.799% due 02/17/2030 •	EUR	3,345	3,459

First Horizon Alternative Mortgage Securities Trust
4.974% due 03/25/2035 ~		$28	17

GreenPoint Mortgage Funding Trust
5.794% due 01/25/2037 •		4,450	3,887

GSMSC Pass-Through Trust
5.879% due 12/26/2036 •		2,559	1,665

GSR Mortgage Loan Trust
4.353% due 09/25/2035 ~		12	11

HarborView Mortgage Loan Trust
5.662% due 07/19/2047 •		4,875	4,501
5.922% due 12/19/2036 ^•		4,390	4,076

HomeBanc Mortgage Trust
3.931% due 04/25/2037 ^~		239	210

IndyMac IMSC Mortgage Loan Trust
5.584% due 03/25/2047 •		12,191	8,286

IndyMac INDX Mortgage Loan Trust
3.913% due 12/25/2034 ~		5	5
5.734% due 06/25/2037 ^•		154	59
5.854% due 05/25/2046 •		416	362
6.214% due 05/25/2034 «•		2	2

JP Morgan Alternative Loan Trust
6.000% due 12/27/2036		1,809	953

JP Morgan Chase Commercial Mortgage Securities Trust
6.439% due 04/15/2037 •		6,053	5,522
6.830% due 12/15/2031 •		1,048	896

JP Morgan Mortgage Trust
4.246% due 02/25/2035 «~		6	5
6.000% due 01/25/2036 ^«		253	119

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,795	1,661

Lehman XS Trust
5.834% due 09/25/2046 •		5,716	5,093

MASTR Adjustable Rate Mortgages Trust
5.426% due 12/25/2046 •		5,656	4,211

Merrill Lynch Alternative Note Asset Trust
5.624% due 07/25/2047 •		2,364	2,092

MFA Trust
4.400% due 03/25/2068 þ		4,027	3,778

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~		1,761	1,641

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,426	3,179
6.864% due 10/25/2063 þ		9,200	9,200

OBX Trust
5.949% due 02/25/2063 þ		4,340	4,297
6.113% due 03/25/2063 þ		3,465	3,445
6.567% due 06/25/2063 þ		3,537	3,542

ONE Park Mortgage Trust
6.146% due 03/15/2036 •		2,800	2,659

Residential Accredit Loans, Inc. Trust
5.000% due 09/25/2036 ^«		128	92
5.569% due 09/25/2034 ~		1,424	1,392
5.734% due 02/25/2047 •		1,742	1,495
5.754% due 01/25/2037 •		3,697	3,146
5.774% due 01/25/2037 •		2,309	1,916
5.804% due 12/25/2036 «•		59	48

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.937% due 11/25/2037 ~		$3,974	$3,217
6.000% due 03/25/2037 ^		1,558	1,249

Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		2,597	1,259
5.784% due 10/25/2048 «		3	3

Structured Adjustable Rate Mortgage Loan Trust
6.026% due 01/25/2035 ^•		49	41

Structured Asset Mortgage Investments Trust
3.907% due 02/25/2036 ^•		367	306
5.554% due 08/25/2036 •		4,306	3,648
5.814% due 07/25/2046 ^•		1,583	1,181
5.874% due 05/25/2036 •		65	51
5.874% due 05/25/2046 •		319	108
5.942% due 07/19/2035 •		26	25
5.994% due 02/25/2036 ^•		88	72

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.894% due 06/25/2033 «~		2	2

Taurus U.K. DAC
6.069% due 05/17/2031 •	GBP	695	826

Towd Point Mortgage Funding
6.509% due 07/20/2045 •		11,141	13,594

Towd Point Mortgage Trust
6.434% due 10/25/2059 •		$1,677	1,675

Verus Securitization Trust
5.811% due 05/25/2068 þ		1,574	1,543
6.665% due 09/25/2068 þ		5,300	5,296

WaMu Mortgage Pass-Through Certificates Trust
5.626% due 02/25/2046 •		3,548	3,092
5.724% due 12/25/2045 •		6,282	5,590
6.014% due 10/25/2045 •		314	292
6.054% due 01/25/2045 •		13	13
6.074% due 01/25/2045 •		18	17

Washington Mutual Mortgage Pass-Through Certificates Trust
5.456% due 11/25/2046 •		1,930	1,564
5.476% due 10/25/2046 ^•		2,902	2,384

Total Non-Agency Mortgage-Backed Securities (Cost $193,321)			186,706

ASSET-BACKED SECURITIES 36.4%

Aames Mortgage Investment Trust
6.424% due 07/25/2035 •		1,162	1,154
7.459% due 01/25/2035 •		1,718	1,601

ACE Securities Corp. Home Equity Loan Trust
5.674% due 12/25/2036 •		10,517	5,481
5.754% due 03/25/2037 •		3,663	1,626

Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
6.139% due 10/25/2035 •		8,083	7,472

American Express Credit Account Master Trust
4.870% due 05/15/2028		5,200	5,140

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		10,700	10,705

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
6.199% due 10/25/2035 «•		193	188
6.454% due 10/25/2034 •		689	679
6.559% due 11/25/2034 •		2,887	2,720

Apex Credit CLO Ltd.
7.259% due 09/20/2029 •		3,500	3,456

Apidos CLO
6.472% due 07/18/2029 •		2,728	2,724

Arbor Realty Commercial Real Estate Notes Ltd.
7.732% due 05/15/2037 •		3,400	3,362
8.232% due 05/15/2037 •		3,400	3,349

AREIT LLC
7.573% due 06/17/2039 •		8,400	8,435
8.125% due 06/17/2039 •		7,461	7,500

Ares European CLO DAC
4.555% due 04/20/2032 •	EUR	4,600	4,768

Argent Mortgage Loan Trust
5.914% due 05/25/2035 •		$2,020	1,836

70	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity Loan Trust
6.164% due 02/25/2035 •		$525	$529

Aurium CLO DAC
4.393% due 01/16/2031 •	EUR	9,083	9,482

Avis Budget Rental Car Funding AESOP LLC
2.360% due 03/20/2026		$7,143	6,804
3.350% due 09/22/2025		300	293
5.900% due 08/21/2028		4,300	4,311

BA Credit Card Trust
4.790% due 05/15/2028		5,400	5,327

Bank of America Auto Trust
5.830% due 05/15/2026		7,500	7,497

Bear Stearns Asset-Backed Securities Trust
5.011% due 10/25/2036 ~		117	115
6.109% due 08/25/2036 •		1,375	1,359

BHG Securitization Trust
5.320% due 10/17/2035		2,930	2,910

BNPP AM Euro CLO DAC
4.518% due 07/22/2032 •	EUR	6,000	6,232

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •		$5,132	5,140

Capital One Prime Auto Receivables Trust
5.963% due 09/15/2025 •		3,789	3,792

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •	EUR	3,632	3,767
4.671% due 08/15/2032 •		3,500	3,617

Carmax Auto Owner Trust
6.213% due 12/15/2025 •		$4,439	4,446

CarNow Auto Receivables Trust
6.620% due 12/16/2024		634	634

Carvana Auto Receivables Trust
5.380% due 03/12/2029		2,120	2,076
5.420% due 04/10/2028		5,270	5,213
6.360% due 04/12/2027		4,589	4,596
6.410% due 09/10/2027		4,900	4,901

CBAM Ltd.
6.590% due 04/17/2031 •		5,638	5,613

Citigroup Mortgage Loan Trust
5.854% due 08/25/2036 •		12,239	11,906

Citizens Auto Receivables Trust
5.739% due 09/16/2024		9,800	9,802
6.130% due 07/15/2026		5,300	5,305
6.263% due 07/15/2026 •		4,300	4,312

College Avenue Student Loans LLC
2.320% due 07/26/2055		5,437	4,685

Countrywide Asset-Backed Certificates Trust
5.574% due 06/25/2035 •		2,922	2,511
5.614% due 11/25/2047 ^•		1,092	1,017
5.634% due 06/25/2047 ^•		2,141	1,853
5.644% due 05/25/2047 ^•		3,533	3,038
5.654% due 09/25/2037 ^•		505	504
5.684% due 06/25/2047 •		1,798	1,715
5.714% due 03/25/2037 •		1,912	1,779
6.469% due 12/25/2035 •		4,948	4,655

Crown Point CLO Ltd.
7.288% due 07/20/2034 •		2,150	2,098

DLLAA LLC
5.930% due 07/20/2026		1,100	1,100

DT Auto Owner Trust
6.290% due 08/16/2027		9,093	9,104

Enterprise Fleet Financing LLC
3.030% due 01/20/2028		4,603	4,502
5.330% due 03/20/2024		1,271	1,271

FHF Trust
6.570% due 06/15/2028		6,139	6,078

Fifth Third Auto Trust
5.800% due 11/16/2026		3,400	3,398

Fortress Credit Investments Ltd.
7.165% due 02/23/2039 •		10,800	10,490

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		5,100	5,093

Fremont Home Loan Trust
5.569% due 10/25/2036 •		1,990	1,753
6.094% due 01/25/2036 •		223	209

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gallatin CLO Ltd.
7.220% due 07/15/2031 •		$3,100	$3,092

GE-WMC Mortgage Securities Trust
5.514% due 08/25/2036 «•		6	2

GLS Auto Receivables Issuer Trust
3.550% due 01/15/2026		2,975	2,955
5.700% due 01/15/2027		7,000	6,975
6.040% due 03/15/2027		3,800	3,797

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		3,030	3,007
6.270% due 08/16/2027		7,470	7,454

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		4,600	4,587
5.634% due 08/20/2024		2,416	2,416
5.764% due 01/20/2026 •		800	801

Griffith Park CLO DAC
4.535% due 11/21/2031 •	EUR	6,850	7,114

GSAA Home Equity Trust
6.499% due 06/25/2035 •		$2,599	2,498

GSAMP Trust
5.614% due 11/25/2035 •		45	4
5.914% due 03/25/2046 •		3,711	3,582
5.934% due 05/25/2046 •		11,365	10,494
7.234% due 06/25/2035 •		6,730	6,275

Halseypoint CLO Ltd.
7.028% due 07/20/2031 •		1,500	1,490

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	1,996	2,070

Hertz Vehicle Financing LLC
3.370% due 03/25/2025		$640	636

Home Equity Loan Trust
5.774% due 04/25/2037 •		10,740	8,731

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		5,800	5,796

HSI Asset Securitization Corp. Trust
5.574% due 12/25/2036 •		8,485	7,053
5.634% due 07/25/2036 •		3,788	1,615
5.899% due 03/25/2036 •		13,203	11,763

JP Morgan Mortgage Acquisition Trust
3.971% due 07/25/2036 •		5,812	5,249
5.694% due 03/25/2037 •		182	177
5.839% due 05/25/2036 •		1,083	1,043

Jubilee CLO DAC
4.273% due 04/15/2030 •	EUR	900	939

KKR CLO Ltd.
6.512% due 07/18/2030 •		$1,973	1,972
6.720% due 01/16/2028 •		3,065	3,050
7.172% due 07/18/2030 •		4,300	4,275

KREF Ltd.
6.777% due 02/17/2039 •		2,600	2,573

LCM LP
7.082% due 07/19/2027 •		3,700	3,688

LCM Ltd.
7.038% due 10/20/2028 •		5,550	5,513

Lehman XS Trust
5.754% due 05/25/2036 •		2,107	1,795

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		2,906	2,840

Lendmark Funding Trust
1.900% due 11/20/2031		6,326	5,472

LoanCore Issuer Ltd.
6.863% due 01/17/2037 •		1,000	984

Long Beach Mortgage Loan Trust
5.774% due 12/25/2036 •		8,943	3,211
5.954% due 08/25/2045 •		688	661
6.079% due 11/25/2035 •		54	53
6.349% due 08/25/2035 •		1,800	1,549

M360 Ltd.
7.688% due 11/22/2038 •		3,100	3,034

Madison Park Euro Funding DAC
4.461% due 10/25/2030 •	EUR	1,987	2,071

Madison Park Funding Ltd.
6.507% due 07/23/2029 •		$4,129	4,121

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Man GLG Euro CLO DAC
1.970% due 10/15/2032	EUR	2,500	$2,294
4.343% due 10/15/2030 •		738	775
5.363% due 10/15/2032 •		5,500	5,652

Marlette Funding Trust
5.180% due 11/15/2032		$2,285	2,276
5.950% due 11/15/2032		2,900	2,872
6.070% due 04/15/2033		7,157	7,145

Master Credit Card Trust
6.163% due 01/21/2027 •		10,300	10,303

MASTR Asset-Backed Securities Trust
5.654% due 11/25/2036 •		17,060	5,526
6.184% due 10/25/2035 ^•		8,082	7,383

Merrill Lynch Mortgage Investors Trust
5.654% due 07/25/2037 •		12,500	5,460
5.654% due 08/25/2037 •		4,583	2,337

MF1 Ltd.
7.077% due 02/19/2037 •		7,000	6,855

Morgan Stanley ABS Capital, Inc. Trust
5.564% due 10/25/2036 •		660	565
5.564% due 02/25/2037 •		2,839	2,497
5.754% due 09/25/2036 •		868	379
6.004% due 12/25/2035 •		3,684	2,930
6.139% due 12/25/2034 •		726	667

Nassau Ltd.
6.720% due 10/15/2029 •		1,526	1,527

Nelnet Student Loan Trust
6.640% due 02/20/2041		947	942
7.514% due 02/20/2041 •		1,041	1,044

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.929% due 03/25/2036 •		4,949	4,487

NovaStar Mortgage Funding Trust
6.514% due 06/25/2035 •		937	938

Option One Mortgage Loan Trust
5.974% due 01/25/2036 •		7,578	6,808

OZLM Funding Ltd.
6.857% due 10/22/2030 •		3,985	3,988

Pagaya AI Debt Selection Trust
4.970% due 01/15/2030		1,311	1,297
6.060% due 03/15/2030		8,432	8,391
7.128% due 06/16/2031		1,500	1,506
7.600% due 12/16/2030		2,546	2,559

Palmer Square European Loan Funding DAC
4.393% due 07/15/2031 •	EUR	4,545	4,743
4.443% due 04/15/2031 •		5,119	5,356

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
6.484% due 10/25/2034 •		$887	865
7.234% due 09/25/2034 •		3,625	3,341
7.234% due 12/25/2034 •		1,039	1,004
7.609% due 09/25/2034 •		5,700	5,090

PRET LLC
1.744% due 07/25/2051 þ		1,572	1,465
1.843% due 09/25/2051 þ		4,438	4,035
2.487% due 10/25/2051 þ		3,135	2,961
5.240% due 04/25/2052 þ		3,279	3,195

Providus CLO DAC
4.413% due 07/15/2031 •	EUR	2,297	2,388

Reach ABS Trust
7.050% due 02/18/2031		$1,539	1,543

Ready Capital Mortgage Financing LLC
7.787% due 06/25/2037 •		2,797	2,812
8.431% due 06/25/2037 •		7,200	7,198

Renaissance Home Equity Loan Trust
5.612% due 04/25/2037 þ		12,593	3,507

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,325	1,183
4.320% due 09/25/2030		1,050	987
5.380% due 11/25/2030		4,164	4,098

Residential Asset Mortgage Products Trust
5.874% due 12/25/2035 •		520	463
6.124% due 10/25/2035 •		2,476	2,423

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	71

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp. Trust
5.704% due 08/25/2036 •		$12,071	$11,678
6.139% due 11/25/2035 •		4,493	4,277

Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		13,021	13,015
6.080% due 08/17/2026		9,400	9,396
6.180% due 02/16/2027		13,900	13,915

Sculptor European CLO DAC
4.447% due 01/14/2032 •	EUR	8,800	9,108

Securitized Asset-Backed Receivables LLC Trust
2.848% due 01/25/2036 þ		$6,501	5,222
5.774% due 08/25/2036 ^•		590	192
5.914% due 07/25/2036 •		5,510	2,200
6.094% due 08/25/2035 ^•		1,316	1,028
6.484% due 03/25/2035 •		1,376	1,321

SLM Private Education Loan Trust
10.197% due 10/15/2041 •		5,714	6,044

SMB Private Education Loan Trust
6.714% due 11/15/2052 •		1,250	1,254
7.163% due 05/16/2050 •		1,951	1,969

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		4,037	3,698

Soundview Home Loan Trust
5.614% due 02/25/2037 •		623	176
5.734% due 01/25/2037 •		14,004	12,990
5.899% due 02/25/2036 •		4,120	3,763

Starwood Mortgage Trust
7.113% due 11/15/2038 •		10,800	10,355

Structured Asset Investment Loan Trust
5.564% due 07/25/2036 •		930	657
5.584% due 09/25/2036 •		433	419
6.364% due 06/25/2035 •		8,993	8,413
6.384% due 08/25/2033 •		5,743	5,590

Structured Asset Securities Corp. Mortgage Loan Trust
5.594% due 03/25/2036 •		277	257
5.774% due 12/25/2036 •		501	487
6.944% due 04/25/2035 •		39	39

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		1,633	1,623

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •		5,000	4,980

Theorem Funding Trust
7.580% due 04/15/2029		1,460	1,466

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	4,300	4,469

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$4,900	4,891
5.604% due 08/15/2024		5,383	5,383

Tralee CLO Ltd.
7.113% due 10/25/2032 •		2,100	2,076

Upstart Pass-Through Trust Series
4.300% due 05/20/2030		1,577	1,521

Upstart Securitization Trust
4.370% due 05/20/2032		1,022	1,015

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030		1,042	1,011

Venture CLO Ltd.
6.450% due 04/15/2027 •		1,730	1,730
6.608% due 04/20/2029 •		1,753	1,753
7.031% due 07/30/2032 •		3,500	3,464
7.381% due 07/30/2032 •		4,100	4,071

Veros Auto Receivables Trust
7.120% due 11/15/2028		7,572	7,586

VMC Finance LLC
7.213% due 02/18/2039 •		7,300	7,154

WaMu Asset-Backed Certificates WaMu Trust
5.659% due 05/25/2037 •		3,358	3,059

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		6,150	6,144
5.983% due 10/15/2026 •		6,100	6,103
6.443% due 08/15/2025 •		922	923

World Omni Auto Receivables Trust
5.570% due 12/15/2026		1,600	1,596

Total Asset-Backed Securities (Cost $796,752)			775,046

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.7%

Brazil Government International Bond
4.750% due 01/14/2050		$5,058	$3,512

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	47,000	9,090

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	27,556	1,327

Russia Government International Bond
5.250% due 06/23/2047 ^(c)		$200	73

Total Sovereign Issues (Cost $15,642)			14,002

SHORT-TERM INSTRUMENTS 50.9%

COMMERCIAL PAPER 7.9%

Amcor Flexibles North America, Inc.
5.550% due 10/03/2023		250	250
5.550% due 10/04/2023		700	699
5.550% due 10/06/2023		3,250	3,247
5.550% due 10/19/2023		250	249

Ameren Corp.
5.550% due 10/10/2023		800	799
5.550% due 10/12/2023		700	699

American Electric Power Co., Inc.
5.520% due 10/18/2023		650	648
5.570% due 10/16/2023		550	549
5.580% due 10/23/2023		2,100	2,092

Arrow Electronics, Inc.
5.850% due 10/02/2023		250	250
5.850% due 10/03/2023		1,300	1,299

AutoNation, Inc.
5.950% due 10/11/2023		1,050	1,048

Bacardi Martini BV
6.000% due 10/11/2023		1,350	1,348

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	15,900	11,651

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		8,900	6,523

Conagra Brands, Inc.
5.750% due 10/11/2023		$2,600	2,595

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		2,850	2,843
5.520% due 10/30/2023		3,300	3,284

Crown Castle, Inc.
6.000% due 11/02/2023		3,300	3,282
6.020% due 10/17/2023		3,100	3,091
6.020% due 10/18/2023		250	249
6.050% due 10/03/2023		2,950	2,948
6.050% due 10/05/2023		900	899

Diageo Capital PLC
5.500% due 10/16/2023		1,050	1,047
5.550% due 11/07/2023		2,600	2,584

Discovery Communications LLC
5.970% due 10/16/2023 (a)		3,800	3,791

Dominion Resources, Inc.
5.540% due 10/24/2023		500	498
5.540% due 10/31/2023		850	846
5.550% due 10/17/2023		250	249
5.550% due 10/26/2023		1,000	996

Electricite de France SA
5.510% due 10/23/2023		3,800	3,786
5.510% due 10/27/2023		2,300	2,290

Enbridge (U.S.) Inc.
5.550% due 10/02/2023		850	850
5.560% due 10/20/2023		1,400	1,395

Enel Finance America LLC
5.550% due 10/18/2023		650	648
5.550% due 10/27/2023		400	398
5.550% due 10/31/2023		400	398
5.560% due 10/11/2023		400	399

Energy Transfer LP
5.850% due 10/04/2023		1,450	1,449

Entergy Corp.
5.500% due 10/03/2023		250	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 10/04/2023		$450	$450
5.520% due 10/05/2023		450	450
5.520% due 10/06/2023		650	649
5.530% due 10/27/2023		350	348
5.550% due 10/05/2023		1,000	999

Equifax, Inc.
5.550% due 10/05/2023		250	250
5.550% due 10/11/2023		250	250

Fidelity National Information services, Inc.
5.530% due 10/04/2023		350	350
5.530% due 10/12/2023		1,550	1,547
5.550% due 10/12/2023		300	299
5.550% due 10/16/2023		1,000	997
5.550% due 10/17/2023		1,900	1,895
5.550% due 10/19/2023		1,300	1,296

General Motors Financial Co., Inc.
5.630% due 10/13/2023		250	249

Global Payments, Inc.
6.030% due 10/10/2023		450	449
6.030% due 10/16/2023		350	349
6.030% due 10/19/2023		2,650	2,641
6.030% due 10/25/2023		7,050	7,019

Haleon UK Capital PLC
5.560% due 10/02/2023		250	250
5.580% due 10/10/2023		250	250
5.600% due 10/11/2023		600	599

Humana, Inc.
5.530% due 10/02/2023		550	550
5.550% due 10/19/2023		1,250	1,246
5.550% due 10/23/2023		400	398
5.580% due 10/16/2023		500	499
5.580% due 10/17/2023		950	947

Intercontinental Exchange,Inc.
5.560% due 10/16/2023		550	549
5.560% due 10/25/2023		550	548
5.560% due 10/26/2023		500	498

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		1,250	1,249

L3Harris Technologies, Inc.
5.620% due 10/10/2023		2,450	2,446
5.630% due 10/10/2023		750	749
5.650% due 10/02/2023		800	800
5.650% due 10/03/2023		850	849

LSEGA Financing PLC
5.510% due 10/26/2023		1,050	1,046
5.520% due 10/20/2023		250	249

Marathon Oil Corp.
6.000% due 10/06/2023		2,750	2,747
6.030% due 10/13/2023		1,300	1,297

Marriott International, Inc.
5.540% due 10/11/2023		250	250
5.540% due 10/13/2023		300	299
5.540% due 10/20/2023		900	897

Microchip Technology, Inc.
5.600% due 10/11/2023		250	250
5.600% due 10/30/2023		1,250	1,244
5.600% due 11/07/2023		1,100	1,093

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023		500	500
5.520% due 10/17/2023		1,500	1,496
5.520% due 10/18/2023		1,000	997
5.520% due 10/19/2023		400	399

Oracle Corp.
5.500% due 10/23/2023		1,350	1,345
5.510% due 10/23/2023		3,450	3,437
5.510% due 10/27/2023		2,400	2,390
5.530% due 10/30/2023 (a)		2,250	2,239
5.530% due 11/08/2023		750	745

Penske Truck Leasing Co. LP
5.510% due 10/04/2023		400	400

Quanta Services, Inc.
5.900% due 10/10/2023		1,500	1,497

Royal Bank of Canada
5.203% due 10/03/2023	CAD	11,500	8,462
5.279% due 11/01/2023		2,800	2,052

72	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RTX Corp.
5.480% due 10/04/2023		$2,150	$2,148

Sempra Energy
5.530% due 10/17/2023		350	349
5.530% due 10/19/2023		400	399
5.530% due 10/23/2023		550	548

Southern California Edison
5.550% due 10/02/2023		450	450
5.550% due 10/13/2023 (a)		1,150	1,147

Targa Resources Corp.
6.150% due 10/23/2023		1,900	1,893
6.150% due 10/26/2023		700	697
6.150% due 10/27/2023		3,850	3,834

Thomson Reuters Corp.
5.520% due 10/25/2023		1,050	1,046

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	5,000	3,667
5.118% due 10/27/2023		3,800	2,787
5.124% due 11/01/2023		6,300	4,617

VW Credit, Inc.
5.560% due 10/10/2023		$450	449
5.570% due 10/17/2023		1,550	1,546

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		1,600	1,599
6.050% due 10/13/2023		400	399

			168,236

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS (i) 38.4%
			$816,992

SHORT-TERM NOTES 1.2%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		$10,700	10,702

Fifth Third Auto Trust
5.618% due 08/15/2024		2,602	2,602

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		12,428	12,432

			25,736

JAPAN TREASURY BILLS 3.0%
(63.639)% due 10/30/2023 - 01/09/2024 (a)(d)(e)	JPY	9,640,000	64,528

U.S. TREASURY BILLS 0.4%
5.400% due 10/05/2023 - 12/28/2023 (a)(d)(e)(m)		$7,925	7,889

Total Short-Term Instruments (Cost $1,086,080)			1,083,381

Total Investments in Securities (Cost $2,975,097)			2,912,517

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.7%

SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short Asset Portfolio	8,948,707	$86,597

PIMCO Short-Term Floating NAV Portfolio III	1,278,661	12,430

Total Short-Term Instruments (Cost $101,899)		99,027

Total Investments in Affiliates (Cost $101,899)		99,027

Total Investments 141.6% (Cost $3,076,996)		$3,011,544

Financial Derivative Instruments (j)(l) 7.9% (Cost or Premiums, net $10,934)		168,655

Other Assets and Liabilities, net (49.5)%		(1,052,965)

Net Assets 100.0%		$2,127,234

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.330%	10/02/2023	10/03/2023	$377,200	U.S. Treasury Notes 4.125% due 01/31/2025	$(385,021)	$377,200	$377,200
BRC	5.330	09/29/2023	10/02/2023	382,700	U.S. Treasury Notes 3.125% due 08/31/2027	(390,502)	382,700	382,870
FICC	2.600	09/29/2023	10/02/2023	6,492	U.S. Treasury Notes 5.000% due 08/31/2025	(6,622)	6,492	6,493
	5.310	09/29/2023	10/02/2023	42,100	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(42,942)	42,100	42,118
SAL	5.270	09/29/2023	10/02/2023	8,500	U.S. Treasury Notes 0.750% due 03/31/2026	(8,661)	8,500	8,504

Total Repurchase Agreements						$(833,748)	$816,992	$817,185

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	73

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$377,200	$0	$0	$377,200	$(385,021)	$(7,821)
BRC	382,870	0	0	382,870	(390,502)	(7,632)
FICC	48,611	0	0	48,611	(49,564)	(953)
SAL	8,504	0	0	8,504	(8,661)	(157)

Total Borrowings and Other Financing Transactions	$817,185	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	13	$13	$(5)	$(6)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	13	13	(4)	(3)

Total Written Options					$(9)	$(9)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
MSCI EAFE December Futures	12/2023	116	$11,841	$(404)	$0	$(41)
U.S. Treasury 2-Year Note December Futures	12/2023	1,123	227,644	(581)	114	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	179	21,245	(1,540)	67	0

				$(2,525)	$181	$(41)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund December Futures	12/2023	71	$(9,656)	$243	$116	$(116)
Euro-Buxl 30-Year Bond December Futures	12/2023	27	(3,493)	308	82	(81)
U.S. Treasury 5-Year Note December Futures	12/2023	416	(43,830)	276	0	(65)
U.S. Treasury 10-Year Note December Futures	12/2023	527	(56,949)	507	0	(107)
U.S. Treasury Long-Term Bond December Futures	12/2023	874	(99,445)	4,711	0	(246)

				$6,045	$198	$(615)

Total Futures Contracts				$3,520	$379	$(656)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2023	0.038%		$3,100	$87	$(79)	$8	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		2,100	24	11	35	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		2,130	423	(182)	241	6	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		2,530	304	38	342	13	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.598	EUR	6,600	75	(53)	22	1	0

							$913	$(265)	$648	$20	$0

74	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,760	$(101)	$4	$(97)	$0	$(4)
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	2,668	(98)	38	(60)	0	(6)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(26)	14	(12)	0	(1)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	200	(14)	5	(9)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,900	(94)	(9)	(103)	0	(3)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	3,300	8	49	57	0	(7)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	4,800	45	2	47	0	(11)
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	25	(12)	13	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	(1)	3	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	7	10	17	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	500	6	1	7	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	47,500	638	6	644	0	(6)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	338,500	4,330	(162)	4,168	0	(62)

					$4,730	$(55)	$4,675	$0	$(100)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	8,190,000	$(63)	$414	$351	$271	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2024		$279,200	(11,006)	729	(10,277)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	2.928	Semi-Annual	05/31/2025		4,300	(1)	179	178	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		241,000	4,503	1,930	6,433	0	(13)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		72,400	(763)	7	(756)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	2,284	3,041	0	(68)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		61,200	(210)	(1,295)	(1,505)	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	2,327	3,414	0	(60)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		75,400	517	2,836	3,353	0	(136)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	2,001	5,097	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	4,554	11,738	0	(196)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		1,800	(7)	(76)	(83)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		600	(2)	(25)	(27)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		3,200	(13)	(124)	(137)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		1,600	(6)	(57)	(63)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		3,100	(11)	(86)	(97)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		4,200	(15)	(97)	(112)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		4,000	(16)	(19)	(35)	7	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		2,200	(9)	(12)	(21)	4	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		2,400	(9)	(11)	(20)	0	(20)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		4,100	(239)	(2)	(241)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		19,900	1,073	3,329	4,402	0	(80)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	468,600	(1)	(1,252)	(1,253)	354	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	102,200	(103)	(1,238)	(1,341)	0	(546)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	900	(4)	(4)	(8)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		3,600	(14)	(10)	(24)	0	(24)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		34,600	(366)	(650)	(1,016)	0	(17)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		14,900	145	708	853	0	(47)

							$5,504	$16,340	$21,844	$754	$(1,332)

Total Swap Agreements							$11,147	$16,020	$27,167	$774	$(1,432)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$384	$780	$1,164	$(9)	$(656)	$(1,467)	$(2,132)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	75

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

(k)

Securities with an aggregate market value of $27,729 and cash of $13,033 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $5 for closed futures and unsettled variation margin asset of $6 and liability of $(35) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	1,211		$781	$2	$0
	03/2024	CNH	452		63	0	0

BOA	10/2023	AUD	2,477		1,605	12	0
	10/2023	DKK	297,871		43,567	1,342	0
	10/2023		$1,600	CAD	2,178	3	0
	10/2023		39,787	DKK	280,975	42	0
	10/2023		711,302	EUR	673,582	842	0
	10/2023		21,233	SEK	233,705	158	0
	11/2023	DKK	280,537		$39,787	0	(42)
	11/2023	EUR	673,582		712,183	0	(840)
	11/2023	SEK	233,434		21,233	0	(159)
	12/2023	HKD	383,766		49,115	27	0

BPS	10/2023	AUD	1,590		1,030	8	0
	10/2023	CHF	190,870		218,355	9,833	0
	10/2023	DKK	287,018		41,954	1,267	0
	10/2023	EUR	644,939		703,096	21,234	0
	10/2023	JPY	917,000		6,333	197	0
	10/2023	NZD	7,146		4,256	0	(27)
	10/2023	SEK	444,555		40,792	103	0
	10/2023		$1,028	DKK	7,085	0	(24)
	10/2023		7,447	EUR	6,856	0	(198)
	10/2023		2,239	GBP	1,766	0	(84)
	10/2023		152	ZAR	2,824	0	(3)

BRC	10/2023	AUD	329		$212	1	0
	10/2023		$11,339	JPY	1,680,000	0	(49)
	11/2023	JPY	6,110,000		$42,418	1,171	0
	01/2024		3,160,000		21,509	15	0

BSH	01/2024	BRL	31,000		6,220	121	0

CBK	10/2023	CAD	20,400		15,297	275	0
	10/2023	DKK	36,700		5,450	247	0
	10/2023	MXN	2,461		141	0	0
	10/2023	SEK	290,175		26,509	0	(50)
	10/2023		$209,483	CHF	192,388	697	0
	10/2023		1,184	EUR	1,095	0	(26)
	10/2023		5,656	JPY	830,000	0	(78)
	10/2023		41,540	SEK	456,517	244	0
	11/2023	CHF	191,782		$209,483	0	(702)
	11/2023	NOK	17,287		1,631	14	0
	11/2023	SEK	455,971		41,540	0	(245)
	12/2023	KRW	185,984		141	3	0

76	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

DUB	10/2023	AUD	91		$59	$1	$0
	10/2023		$90,447	JPY	13,447,653	0	(460)
	11/2023	JPY	13,383,879		$90,447	457	0
	12/2023	ILS	13,481		3,542	0	(7)

GLM	10/2023	MXN	20,051		1,135	0	(13)
	10/2023	NOK	996		94	1	0
	11/2023	BRL	5,699		1,136	8	0
	11/2023	CAD	6,300		4,668	28	0
	11/2023	TRY	5,448		195	5	0
	01/2024	BRL	16,000		3,158	10	0

JPM	10/2023	NOK	11,480		1,083	9	0
	10/2023		$41,955	DKK	296,740	110	0
	10/2023		12,487	NOK	134,655	102	0
	11/2023	DKK	296,279		$41,955	0	(109)
	11/2023	NOK	134,543		12,487	0	(102)
	11/2023		$22,459	JPY	3,320,000	0	(97)
	12/2023	SGD	37,030		$27,293	108	0
	03/2024	CNH	1,275		177	0	0

MBC	10/2023	CAD	3,800		2,816	17	0
	10/2023	EUR	671		718	9	0
	10/2023	GBP	270,406		340,020	10,098	0
	10/2023	JPY	15,822,986		110,844	4,788	0
	10/2023		$8,498	CAD	11,492	0	(38)
	11/2023	CAD	11,487		$8,498	38	0
	11/2023	JPY	6,110,000		43,096	1,942	0
	11/2023		$19,107	JPY	2,790,000	0	(315)
	12/2023	ILS	19,892		$5,224	0	(12)

MYI	10/2023	AUD	39,899		25,746	93	0
	10/2023	CAD	5,000		3,702	20	0
	10/2023	CHF	1,007		1,143	43	0
	10/2023	DKK	5,625		829	31	0
	10/2023	SEK	1,653		153	2	0
	10/2023		$115,888	AUD	180,679	280	0
	10/2023		4,246	NZD	7,146	38	0
	10/2023		1,954	SEK	21,520	15	0
	11/2023	AUD	180,679		$116,009	$0	$(274)
	11/2023	CHF	105		116	1	0
	11/2023	NOK	2,668		252	2	0
	11/2023	NZD	7,146		4,246	0	(37)
	11/2023	SEK	21,495		1,954	0	(15)
	11/2023		$110	ZAR	2,085	0	0
	03/2024	CNH	431		$60	0	0

NGF	10/2023		$331,013	JPY	49,205,109	0	(1,750)
	11/2023	JPY	48,972,076		$331,013	1,737	0

RBC	10/2023	EUR	106,173		115,503	3,252	0
	10/2023		$1,960	GBP	1,552	0	(66)

SCX	10/2023	GBP	1,773		$2,248	85	0
	10/2023	JPY	661,800		4,540	111	0
	11/2023		$1,861	BRL	9,346	0	(10)

SSB	10/2023	NOK	142,143		$13,417	129	0

TOR	10/2023	CAD	2,170		1,602	5	0
	10/2023	CHF	617		701	28	0
	10/2023	JPY	51,159,794		350,489	8,146	0
	10/2023		$326,612	GBP	268,861	1,425	0
	10/2023		54,904	JPY	8,186,300	0	(124)
	11/2023	GBP	268,861		$326,668	0	(1,430)
	11/2023	JPY	11,689,261		78,781	185	0
	03/2024	CNH	493		68	0	0

UAG	10/2023	AUD	198,729		127,697	155	(230)
	10/2023	JPY	8,708,118		59,963	1,692	0
	10/2023		$40,849	AUD	63,648	73	0
	10/2023		73,887	EUR	70,250	385	0
	10/2023		2,201	SEK	24,395	32	0
	11/2023	AUD	63,648		$40,892	0	(71)
	11/2023	CAD	18,700		13,879	106	0
	11/2023	EUR	70,251		73,978	0	(385)
	11/2023	SEK	246		23	0	0
	11/2023		$21,384	JPY	3,160,000	0	(52)

Total Forward Foreign Currency Contracts						$73,660	$(8,124)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	77

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	1,200	$(3)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	1,200	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	1,300	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	1,300	(4)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	1,000	(4)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	1,000	(4)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	700	(2)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	800	(3)	(4)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	1,900	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	1,900	(5)	(6)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	2,100	(5)	(5)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	2,100	(5)	(6)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	1,200	(5)	(4)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	1,200	(5)	(7)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	2,100	(4)	(3)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	2,100	(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	1,600	(6)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	1,600	(6)	(15)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	2,300	(8)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	2,300	(8)	(44)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	2,000	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	2,000	(5)	(5)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	2,100	(4)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	2,100	(4)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	600	(2)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	2,200	(9)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	2,200	(9)	(27)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	1,800	(6)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	1,800	(6)	(19)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	800	(3)	(4)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	1,900	(5)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	1,900	(5)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	900	(3)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	900	(3)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	800	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	800	(3)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	700	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	700	(4)	(8)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	300	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	300	(2)	(10)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	400	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	400	(2)	(11)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	600	(3)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	600	(3)	(18)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	600	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	600	(2)	(6)

Total Written Options							$(204)	$(288)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	NDDUEAFE Index	48,660	5.275% (1-Month USD-LIBOR less a specified spread)	Maturity	12/13/2023	$316,110	$0	$13,653	$13,653	$0

CBK	Receive	NDDUEAFE Index	25,040	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	176,516	0	(846)	0	(846)

78	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	NDDUEAFE Index	14,812	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	$103,605	$0	$763	$763	$0

JPM	Receive	NDDUEAFE Index	6,216	5.190% (1-Month USD-LIBOR less a specified spread)	Monthly	10/25/2023	43,819	0	(177)	0	(177)
	Receive	NDDUEAFE Index	24,088	5.300% (1-Month USD-LIBOR less a specified spread)	Monthly	05/08/2024	169,805	0	(700)	0	(700)
	Receive	NDDUEAFE Index	26,905	5.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	189,663	0	(794)	0	(794)

MEI	Receive	NDDUEAFE Index	9,192	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/25/2024	64,797	0	0	0	0

MYI	Receive	NDDUEAFE Index	41,678	5.310% (1-Month USD-LIBOR less a specified spread)	Maturity	11/15/2023	231,951	0	51,259	51,259	0
	Receive	NDDUEAFE Index	28,399	5.350% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/24/2024	200,194	0	(833)	0	(833)
	Receive	NDDUEAFE Index	3,561	5.365% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/12/2024	25,103	0	(105)	0	(105)

UAG	Receive	NDDUEAFE Index	62,423	5.290% (1-Month USD-LIBOR less a specified spread)	Maturity	12/13/2023	381,398	0	42,435	42,435	0
	Receive	NDDUEAFE Index	9,466	5.390% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	66,729	0	(280)	0	(280)

Total Swap Agreements								$0	$104,375	$108,110	$(3,735)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
AZD	$2	$0	$0	$2	$0	$0	$0	$0	$2	$(10)	$(8)
BOA	2,426	0	0	2,426	(1,041)	0	0	(1,041)	1,385	(1,540)	(155)
BPS	32,642	0	13,653	46,295	(336)	(41)	0	(377)	45,918	(46,766)	(848)
BRC	1,187	0	0	1,187	(49)	(28)	0	(77)	1,110	(960)	150
BSH	121	0	0	121	0	0	0	0	121	0	121
CBK	1,480	0	763	2,243	(1,101)	(23)	(846)	(1,970)	273	7,888	8,161
DUB	458	0	0	458	(467)	0	0	(467)	(9)	0	(9)
FAR	0	0	0	0	0	(44)	0	(44)	(44)	0	(44)
GLM	52	0	0	52	(13)	(77)	0	(90)	(38)	0	(38)
JPM	329	0	0	329	(308)	(68)	(1,671)	(2,047)	(1,718)	17,524	15,806
MBC	16,892	0	0	16,892	(365)	0	0	(365)	16,527	(11,620)	4,907
MYC	0	0	0	0	0	(7)	0	(7)	(7)	0	(7)
MYI	525	0	51,259	51,784	(326)	0	(938)	(1,264)	50,520	(41,120)	9,400
NGF	1,737	0	0	1,737	(1,750)	0	0	(1,750)	(13)	0	(13)
RBC	3,252	0	0	3,252	(66)	0	0	(66)	3,186	(3,270)	(84)
SCX	196	0	0	196	(10)	0	0	(10)	186	0	186
SSB	129	0	0	129	0	0	0	0	129	(270)	(141)
TOR	9,789	0	0	9,789	(1,554)	0	0	(1,554)	8,235	(7,806)	429
UAG	2,443	0	42,435	44,878	(738)	0	(280)	(1,018)	43,860	(39,810)	4,050

Total Over the Counter	$73,660	$0	$108,110	$181,770	$(8,124)	$(288)	$(3,735)	$(12,147)

(m)

Securities with an aggregate market value of $25,412 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	79

Schedule of Investments	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	(Cont.)

(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$5	$0	$379	$384
Swap Agreements	0	26	0	0	754	780

	$0	$26	$5	$0	$1,133	$1,164

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$73,660	$0	$73,660
Swap Agreements	0	0	108,110	0	0	108,110

	$0	$0	$108,110	$73,660	$0	$181,770

	$0	$26	$108,115	$73,660	$1,133	$182,934

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$9	$9
Futures	0	0	41	0	615	656
Swap Agreements	0	100	0	0	1,367	1,467

	$0	$100	$41	$0	$1,991	$2,132

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,124	$0	$8,124
Written Options	0	0	0	0	288	288
Swap Agreements	0	0	3,735	0	0	3,735

	$0	$0	$3,735	$8,124	$288	$12,147

	$0	$100	$3,776	$8,124	$2,279	$14,279

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$22	$22
Futures	0	0	268	0	3,799	4,067
Swap Agreements	0	5,332	0	0	(6,807)	(1,475)

	$0	$5,332	$268	$0	$(2,986)	$2,614

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$40,954	$0	$40,954
Written Options	0	0	0	0	359	359
Swap Agreements	0	0	(36,426)	0	0	(36,426)

	$0	$0	$(36,426)	$40,954	$359	$4,887

	$0	$5,332	$(36,158)	$40,954	$(2,627)	$7,501

80	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(725)	$0	$9,806	$9,081
Swap Agreements	0	(1,213)	0	0	17,323	16,110

	$0	$(1,213)	$(725)	$0	$27,129	$25,191

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$100,313	$0	$100,313
Written Options	0	0	0	0	(84)	(84)
Swap Agreements	0	0	(37,100)	0	0	(37,100)

	$0	$0	$(37,100)	$100,313	$(84)	$63,129

	$0	$(1,213)	$(37,825)	$100,313	$27,045	$88,320

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$148,817	$0	$148,817
Industrials	0	51,348	0	51,348
Utilities	0	6,549	0	6,549
Municipal Bonds & Notes
California	0	2,063	0	2,063
Illinois	0	3,128	0	3,128
Pennsylvania	0	98	0	98
U.S. Government Agencies	0	492,663	0	492,663
U.S. Treasury Obligations	0	148,716	0	148,716
Non-Agency Mortgage-Backed Securities	9,200	172,025	5,481	186,706
Asset-Backed Securities	0	774,856	190	775,046
Sovereign Issues	0	14,002	0	14,002
Short-Term Instruments
Commercial Paper	0	168,236	0	168,236
Repurchase Agreements	0	816,992	0	816,992
Short-Term Notes	0	25,736	0	25,736
Japan Treasury Bills	0	64,528	0	64,528
U.S. Treasury Bills	0	7,889	0	7,889

	$9,200	$2,897,646	$5,671	$2,912,517

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$99,027	$0	$0	$99,027

Total Investments	$108,227	$2,897,646	$5,671	$3,011,544

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$198	$955	$0	$1,153
Over the counter	0	181,770	0	181,770

	$198	$182,725	$0	$182,923

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(238)	(1,859)	0	(2,097)
Over the counter	0	(12,147)	0	(12,147)

	$(238)	$(14,006)	$0	$(14,244)

Total Financial Derivative Instruments	$(40)	$168,719	$0	$168,679

Totals	$108,187	$3,066,365	$5,671	$3,180,223

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	81

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 148.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%

Altice France SA
10.808% due 08/15/2028		$382	$347

Avolon TLB Borrower 1 (U.S.) LLC
7.675% due 12/01/2027		780	781

Qatar National Bank QPSC
6.413% due 10/10/2023 «		3,000	3,000

SkyMiles IP Ltd.
9.076% due 10/20/2027		1,105	1,145

Worldpay LLC
TBD% due 09/20/2030		800	800

Total Loan Participations and Assignments (Cost $6,096)			6,073

CORPORATE BONDS & NOTES 52.4%

BANKING & FINANCE 18.5%

Agree LP
2.000% due 06/15/2028		900	745
4.800% due 10/01/2032		1,800	1,596

AIA Group Ltd.
3.200% due 09/16/2040		900	607

AIB Group PLC
4.263% due 04/10/2025 •		500	493

American Assets Trust LP
3.375% due 02/01/2031		1,100	825

American Tower Corp.
2.300% due 09/15/2031		2,800	2,127
2.750% due 01/15/2027		200	181
3.100% due 06/15/2050		500	292
3.125% due 01/15/2027		1,800	1,647

Antares Holdings LP
3.750% due 07/15/2027		1,200	1,035

Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		250	207
3.600% due 09/15/2051		950	584

Athene Global Funding
2.500% due 01/14/2025		300	284

Aviation Capital Group LLC
4.875% due 10/01/2025		300	288
5.500% due 12/15/2024		600	590

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		646	546
5.500% due 01/15/2026		1,300	1,259

Banco Bradesco SA
3.200% due 01/27/2025		200	192

Banco BTG Pactual SA
4.500% due 01/10/2025		600	583

Banco Santander Chile
2.700% due 01/10/2025		700	672

Bank of America Corp.
0.810% due 10/24/2024 •		1,700	1,694
2.299% due 07/21/2032 •		300	227
2.831% due 10/24/2051 •		700	412
5.819% due 09/15/2029 •		2,100	2,075

Barclays PLC
5.501% due 08/09/2028 •		600	577
6.125% due 12/15/2025 •(e)(f)		1,700	1,541
6.692% due 09/13/2034 •		1,600	1,563
7.125% due 06/15/2025 •(e)(f)	GBP	200	228

Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		$700	380
3.200% due 01/30/2052		3,000	1,795

BNP Paribas SA
3.132% due 01/20/2033 •		1,300	1,023
4.500% due 02/25/2030 •(e)(f)		300	213

BPCE SA
4.500% due 03/15/2025		900	868
4.625% due 07/11/2024		1,200	1,177

Brixmor Operating Partnership LP
4.125% due 05/15/2029		200	178

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Holdings Finance LLC
5.625% due 03/30/2043		$1,100	$916

CI Financial Corp.
4.100% due 06/15/2051		900	522

Citigroup, Inc.
3.057% due 01/25/2033 •(g)		1,100	870

CNA Financial Corp.
3.900% due 05/01/2029		400	366

Commonwealth Bank of Australia
3.743% due 09/12/2039 (f)		1,300	911

Corporate Office Properties LP
2.900% due 12/01/2033		2,100	1,475

Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		300	21

Credit Suisse AG
7.500% due 02/15/2028		700	733

Credit Suisse AG AT1 Claim ^		200	21

Crown Castle, Inc.
3.250% due 01/15/2051		600	365
4.000% due 03/01/2027		200	188
4.000% due 11/15/2049		800	554

DAE Sukuk Difc Ltd.
3.750% due 02/15/2026		4,200	3,939

Danske Bank AS
3.244% due 12/20/2025 •		300	287

Deutsche Bank AG
2.129% due 11/24/2026 •(g)		1,100	995
2.625% due 12/16/2024	GBP	800	929
3.547% due 09/18/2031 •		$725	585
3.729% due 01/14/2032 •(g)		2,400	1,788
3.742% due 01/07/2033 •		3,600	2,585

Discover Bank
4.650% due 09/13/2028		1,000	894

Equinix, Inc.
1.450% due 05/15/2026		1,000	893
3.000% due 07/15/2050		200	118
3.200% due 11/18/2029		400	343

Erste Group Bank AG
6.500% due 04/15/2024 •(e)(f)	EUR	1,400	1,472

Essex Portfolio LP
2.650% due 09/01/2050		$2,200	1,145

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		600	540
4.850% due 04/17/2028		500	474

Ford Motor Credit Co. LLC
2.748% due 06/14/2024	GBP	600	709
3.375% due 11/13/2025		$800	743

Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		424	417

GA Global Funding Trust
2.900% due 01/06/2032		1,100	808

Global Atlantic Fin Co.
3.125% due 06/15/2031		2,750	1,963

GLP Capital LP
3.250% due 01/15/2032		3,500	2,720

Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •		8,200	6,333
3.272% due 09/29/2025 •		1,400	1,357
3.691% due 06/05/2028 •		1,600	1,475

HAT Holdings LLC
3.375% due 06/15/2026		1,000	890

Healthcare Realty Holdings LP
3.500% due 08/01/2026		1,300	1,209

Host Hotels & Resorts LP
4.000% due 06/15/2025		1,000	964

HSBC Holdings PLC
2.357% due 08/18/2031 •		1,300	999
2.633% due 11/07/2025 •		300	288
2.848% due 06/04/2031 •		1,600	1,280
3.803% due 03/11/2025 •		100	99
4.041% due 03/13/2028 •		300	278
4.600% due 12/17/2030 •(e)(f)		1,700	1,289
5.402% due 08/11/2033 •		300	277
6.500% due 03/23/2028 •(e)(f)		700	633

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ING Groep NV
3.550% due 04/09/2024		$1,200	$1,184

Intercontinental Exchange, Inc.
2.650% due 09/15/2040		3,200	2,097
3.000% due 06/15/2050		800	499

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,300	2,414

JPMorgan Chase & Co.
4.565% due 06/14/2030 •		700	653
4.851% due 07/25/2028 •		200	193
5.350% due 06/01/2034 •		1,800	1,708

KKR Group Finance Co. LLC
3.625% due 02/25/2050		400	255

Lloyds Banking Group PLC
1.875% due 01/15/2026 •	GBP	700	808
4.947% due 06/27/2025 •(e)(f)	EUR	300	295

LXP Industrial Trust
2.700% due 09/15/2030		$500	388

Mid-America Apartments LP
3.750% due 06/15/2024		700	689

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		600	468

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,400	1,084
2.226% due 05/25/2026 •		400	374

Morgan Stanley
0.000% due 04/02/2032 þ(g)		8,600	5,091
3.591% due 07/22/2028 ~		1,700	1,552

Nasdaq, Inc.
2.500% due 12/21/2040		1,300	801

National Health Investors, Inc.
3.000% due 02/01/2031		800	586

Nationwide Building Society
4.000% due 09/14/2026		1,130	1,049

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		600	423

NatWest Group PLC
4.600% due 06/28/2031 •(e)(f)		200	133
5.076% due 01/27/2030 •		1,200	1,119

NNN REIT, Inc.
3.500% due 10/15/2027		900	823

Nomura Holdings, Inc.
2.679% due 07/16/2030		900	715
2.999% due 01/22/2032		2,300	1,784
3.103% due 01/16/2030		500	415

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	6,954	695

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		$1,600	1,252

OneMain Finance Corp.
3.500% due 01/15/2027		2,300	1,972

Pacific LifeCorp
3.350% due 09/15/2050		2,300	1,478

Park Aerospace Holdings Ltd.
5.500% due 02/15/2024		56	56

Park Intermediate Holdings LLC
4.875% due 05/15/2029		900	762

Physicians Realty LP
3.950% due 01/15/2028		400	362

Pine Street Trust
4.572% due 02/15/2029		1,000	901

Prologis LP
2.250% due 01/15/2032		800	620
3.375% due 12/15/2027		300	276

Rexford Industrial Realty LP
2.125% due 12/01/2030		1,400	1,064

Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,000	756

Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,270
2.469% due 01/11/2028 •		1,400	1,219

Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	1,100	1,028

82	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Societe Generale SA
5.375% due 11/18/2030 •(e)(f)		$700	$501

Spirit Realty LP
4.450% due 09/15/2026		1,500	1,425

Standard Chartered PLC
2.819% due 01/30/2026 •		500	476
3.265% due 02/18/2036 •		1,800	1,369
3.603% due 01/12/2033 •		2,200	1,692

Stellantis Finance U.S., Inc.
1.711% due 01/29/2027		1,100	958

STORE Capital Corp.
2.700% due 12/01/2031		2,800	1,916

SURA Asset Management SA
4.375% due 04/11/2027		1,300	1,202

Synchrony Financial
2.875% due 10/28/2031		4,900	3,476

Teachers Insurance & Annuity Association of America
4.900% due 09/15/2044		1,100	928

UBS Group AG
3.091% due 05/14/2032 •		1,400	1,107
4.125% due 09/24/2025		1,500	1,438
4.194% due 04/01/2031 •		250	218
4.375% due 02/10/2031 •(e)(f)		600	431
6.301% due 09/22/2034 •		1,700	1,662

VICI Properties LP
3.875% due 02/15/2029		1,300	1,125

Wells Fargo & Co.
2.406% due 10/30/2025 •		1,100	1,055
2.572% due 02/11/2031 •		1,600	1,294
5.557% due 07/25/2034 •		1,800	1,705

Weyerhaeuser Co.
4.000% due 11/15/2029		700	631

			143,284

INDUSTRIALS 26.6%

7-Eleven, Inc.
2.800% due 02/10/2051		1,000	565

Air Canada Pass-Through Trust
5.250% due 10/01/2030		960	928

Aker BP ASA
3.100% due 07/15/2031		1,000	801

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		1,071	1,028

Alcon Finance Corp.
3.800% due 09/23/2049		500	355

Allegion PLC
3.500% due 10/01/2029		600	526

Altice Financing SA
2.250% due 01/15/2025	EUR	400	417
4.250% due 08/15/2029		1,600	1,417

Altice France SA
4.250% due 10/15/2029		1,100	846

Altria Group, Inc.
4.800% due 02/14/2029		$258	245

American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,934	2,428
3.350% due 04/15/2031		1,532	1,367
3.375% due 11/01/2028		1,201	1,073
3.600% due 04/15/2031		182	159
3.650% due 12/15/2029		349	304

Amgen, Inc.
3.000% due 02/22/2029		100	89
3.350% due 02/22/2032		1,600	1,352
3.375% due 02/21/2050		700	459
4.950% due 10/01/2041		1,214	1,056
5.150% due 03/02/2028		1,800	1,771

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		1,500	1,364

Aptiv PLC
3.100% due 12/01/2051		3,600	2,061
4.350% due 03/15/2029		600	567

Arrow Electronics, Inc.
2.950% due 02/15/2032		800	626

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AutoNation, Inc.
4.750% due 06/01/2030	$400	$361

Bacardi Ltd.
4.700% due 05/15/2028	1,200	1,143

BAE Systems PLC
3.000% due 09/15/2050	1,000	614

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050	900	600

BAT Capital Corp.
4.390% due 08/15/2037	1,200	919
4.540% due 08/15/2047	400	276
4.758% due 09/06/2049	300	211
6.421% due 08/02/2033	1,800	1,751

Bayer U.S. Finance LLC
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~	900	900

Becton Dickinson & Co.
3.734% due 12/15/2024	177	173
3.794% due 05/20/2050	500	361

Berry Global, Inc.
1.570% due 01/15/2026	2,600	2,351

Boardwalk Pipelines LP
3.400% due 02/15/2031	2,000	1,663

Boeing Co.
2.750% due 02/01/2026	2,800	2,617
3.250% due 02/01/2035	700	539
3.600% due 05/01/2034	700	567
3.650% due 03/01/2047	400	264
3.750% due 02/01/2050	700	476
5.705% due 05/01/2040	400	369

Bon Secours Mercy Health, Inc.
3.205% due 06/01/2050	700	440

British Airways Pass-Through Trust
3.300% due 06/15/2034	2,296	1,982
3.800% due 03/20/2033	661	608
4.125% due 03/20/2033	1,064	943

Broadcom, Inc.
2.450% due 02/15/2031	1,500	1,173
3.137% due 11/15/2035	2,004	1,462
3.187% due 11/15/2036	925	665
3.419% due 04/15/2033	500	400
3.469% due 04/15/2034	2,700	2,122
4.150% due 11/15/2030	202	179
4.300% due 11/15/2032	1,300	1,135

Cameron LNG LLC
3.302% due 01/15/2035	300	239

Carrier Global Corp.
3.377% due 04/05/2040	1,900	1,360

Catholic Health Services of Long Island Obligated Group
3.368% due 07/01/2050	500	304

CDW LLC
3.569% due 12/01/2031	1,100	907

Centene Corp.
2.450% due 07/15/2028	1,400	1,184
4.625% due 12/15/2029	500	451

Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	2,591
4.800% due 03/01/2050	1,600	1,120
5.375% due 05/01/2047	2,500	1,907

Children’s Health System of Texas
2.511% due 08/15/2050	1,500	840

Cloud Software Group, Inc.
6.500% due 03/31/2029	600	531

Comcast Corp.
2.887% due 11/01/2051	215	127

CommonSpirit Health
3.910% due 10/01/2050	1,300	923

Conagra Brands, Inc.
5.300% due 11/01/2038	1,100	968

Continental Resources, Inc.
2.268% due 11/15/2026	2,200	1,950

CoStar Group, Inc.
2.800% due 07/15/2030	600	484

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSN Resources SA
4.625% due 06/10/2031	$1,600	$1,221

CVS Health Corp.
5.050% due 03/25/2048	800	665
6.000% due 06/01/2063	1,600	1,471

CVS Pass-Through Trust
4.704% due 01/10/2036	2,389	2,146

DAE Funding LLC
3.375% due 03/20/2028	1,900	1,681

Daimler Truck Finance North America LLC
2.000% due 12/14/2026	1,000	894

Dell International LLC
3.450% due 12/15/2051	5,900	3,680
4.000% due 07/15/2024	1,100	1,083
6.020% due 06/15/2026	313	314

Delta Air Lines, Inc.
4.500% due 10/20/2025	750	729
7.375% due 01/15/2026	1,700	1,722

Discovery Communications LLC
4.000% due 09/15/2055	3,203	1,924

eBay, Inc.
2.700% due 03/11/2030	600	499

Elevance Health, Inc.
4.650% due 01/15/2043	1,600	1,345
5.125% due 02/15/2053	2,100	1,856

Energy Transfer LP
3.900% due 05/15/2024	100	99
3.900% due 07/15/2026	1,200	1,136
4.050% due 03/15/2025	1,100	1,070
4.150% due 09/15/2029	700	635
6.625% due 10/15/2036	500	495
7.500% due 07/01/2038	400	421

Entergy Louisiana LLC
4.200% due 04/01/2050	400	303

EQM Midstream Partners LP
4.125% due 12/01/2026	400	371

Expedia Group, Inc.
2.950% due 03/15/2031	176	142

Ferguson Finance PLC
3.250% due 06/02/2030	400	339

Fiserv, Inc.
3.200% due 07/01/2026	400	374

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,400	1,869

Ford Foundation
2.415% due 06/01/2050	700	408
2.815% due 06/01/2070	1,400	771

Fortune Brands Innovations, Inc.
3.250% due 09/15/2029	300	260

Fresenius Medical Care U.S. Finance, Inc.
2.375% due 02/16/2031	700	508

Global Payments, Inc.
2.900% due 05/15/2030	400	328
2.900% due 11/15/2031	3,100	2,435

Guara Norte SARL
5.198% due 06/15/2034	884	753

Helmerich & Payne, Inc.
2.900% due 09/29/2031	1,300	1,029

Hershey Co.
2.650% due 06/01/2050	500	298

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	700	565

Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/2031	2,100	1,714

Huntsman International LLC
4.500% due 05/01/2029	500	453

Hyatt Hotels Corp.
1.800% due 10/01/2024	1,300	1,248

Hyundai Capital America
2.100% due 09/15/2028	1,700	1,412

Imperial Brands Finance PLC
6.125% due 07/27/2027	800	798

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	83

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INEOS Quattro Finance 2 PLC
2.500% due 01/15/2026	EUR	700	$676

Ingersoll Rand, Inc.
5.400% due 08/14/2028		$1,900	1,869

Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028 (i)	EUR	700	651

JetBlue Pass-Through Trust
4.000% due 05/15/2034		$1,422	1,283

Johnson & Johnson
2.250% due 09/01/2050		1,800	1,040

Leidos, Inc.
4.375% due 05/15/2030		400	358

Lennar Corp.
4.750% due 11/29/2027		1,300	1,253

Marvell Technology, Inc.
1.650% due 04/15/2026		1,700	1,537

Masco Corp.
7.750% due 08/01/2029		1,118	1,213

Masonite International Corp.
3.500% due 02/15/2030		2,000	1,627

Medline Borrower LP
3.875% due 04/01/2029		700	592

Melco Resorts Finance Ltd.
5.375% due 12/04/2029		1,000	825
5.750% due 07/21/2028		600	526

Micron Technology, Inc.
3.477% due 11/01/2051		6,000	3,674

Motorola Solutions, Inc.
2.300% due 11/15/2030		2,500	1,943

MPLX LP
2.650% due 08/15/2030		2,000	1,616

National Fuel Gas Co.
2.950% due 03/01/2031		1,000	787

Netflix, Inc.
4.375% due 11/15/2026		1,500	1,448
4.875% due 04/15/2028		900	873
5.375% due 11/15/2029		400	391
5.875% due 11/15/2028		700	706

Newcrest Finance Pty. Ltd.
4.200% due 05/13/2050		400	294
5.750% due 11/15/2041		950	869

Newmont Corp.
2.800% due 10/01/2029		1,100	933

Nissan Motor Co. Ltd.
4.810% due 09/17/2030		5,500	4,746

NXP BV
3.250% due 05/11/2041		1,200	808
3.250% due 11/30/2051		1,300	792
3.875% due 06/18/2026		900	856

Oracle Corp.
3.650% due 03/25/2041 (g)		6,300	4,499
4.125% due 05/15/2045		1,900	1,379

Owens Corning
3.400% due 08/15/2026		1,300	1,219

Penske Truck Leasing Co. LP
3.350% due 11/01/2029		500	422

Petroleos Mexicanos
6.700% due 02/16/2032		1,300	966
6.950% due 01/28/2060		3,228	1,914

Pfizer Investment Enterprises Pte. Ltd.
5.300% due 05/19/2053		1,600	1,488

Prosus NV
4.027% due 08/03/2050		1,100	631
4.987% due 01/19/2052		3,400	2,240

PTC, Inc.
4.000% due 02/15/2028		400	359

QatarEnergy
3.125% due 07/12/2041		1,500	1,040

QVC, Inc.
5.950% due 03/15/2043		500	214

Rackspace Technology Global, Inc.
5.375% due 12/01/2028		1,000	337

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Regeneron Pharmaceuticals, Inc.
1.750% due 09/15/2030		$1,200	$924
2.800% due 09/15/2050		1,200	694

Revvity, Inc.
3.300% due 09/15/2029		300	260

Rockefeller Foundation
2.492% due 10/01/2050		400	231

Rogers Communications, Inc.
3.800% due 03/15/2032		1,300	1,081

Rolls-Royce PLC
3.625% due 10/14/2025		200	188
4.625% due 02/16/2026	EUR	800	837

Royalty Pharma PLC
3.550% due 09/02/2050		$1,100	673

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027		1,500	1,456

Sands China Ltd.
2.550% due 03/08/2027		2,200	1,910
5.375% due 08/08/2025		500	485

Santos Finance Ltd.
3.649% due 04/29/2031		900	720

Sasol Financing USA LLC
4.375% due 09/18/2026		500	444

Saudi Arabian Oil Co.
2.875% due 04/16/2024		400	393

Southern Co.
3.250% due 07/01/2026		800	751

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		117	107

Standard Industries, Inc.
2.250% due 11/21/2026	EUR	400	375

Stryker Corp.
2.900% due 06/15/2050		$400	246

Studio City Finance Ltd.
5.000% due 01/15/2029		500	377

Sutter Health
3.361% due 08/15/2050		1,200	787

Syngenta Finance NV
4.892% due 04/24/2025		958	935

T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,326
3.600% due 11/15/2060		2,900	1,796
3.875% due 04/15/2030		400	355

TD SYNNEX Corp.
1.750% due 08/09/2026		800	703
2.375% due 08/09/2028		1,600	1,316

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,700	2,257

Texas Eastern Transmission LP
4.150% due 01/15/2048		2,800	2,039

Thermo Fisher Scientific, Inc.
1.500% due 10/01/2039	EUR	500	353

Time Warner Cable LLC
5.875% due 11/15/2040		$400	332

TMS Issuer SARL
5.780% due 08/23/2032		1,100	1,104

TransCanada PipeLines Ltd.
4.875% due 05/15/2048		600	484
7.250% due 08/15/2038		150	161

Travel & Leisure Co.
6.600% due 10/01/2025		400	396

Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025		3	3

United Airlines Pass-Through Trust
3.500% due 09/01/2031		1,063	945
4.000% due 10/11/2027		562	534
5.875% due 04/15/2029		4,575	4,541

Utah Acquisition Sub, Inc.
3.950% due 06/15/2026		2,400	2,249
5.250% due 06/15/2046		100	74

Vale Overseas Ltd.
3.750% due 07/08/2030		600	512

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Valero Energy Corp.
3.650% due 12/01/2051		$700	$451

Vessel Management Services, Inc.
3.432% due 08/15/2036		1,288	1,142

VMware, Inc.
2.200% due 08/15/2031		4,200	3,171
3.900% due 08/21/2027		700	653

Volkswagen Group of America Finance LLC
3.350% due 05/13/2025		600	575

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	1,600	1,485

Western Digital Corp.
2.850% due 02/01/2029		$3,500	2,813

Williams Cos., Inc.
8.750% due 03/15/2032		137	156

Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,501
4.500% due 03/04/2029		700	647

Wynn Las Vegas LLC
5.250% due 05/15/2027		400	372

Wynn Macau Ltd.
5.500% due 01/15/2026		500	468

			206,100

UTILITIES 7.3%

AEP Texas, Inc.
4.150% due 05/01/2049		400	290
5.400% due 06/01/2033		600	573

American Water Capital Corp.
4.150% due 06/01/2049		300	234

Arizona Public Service Co.
2.650% due 09/15/2050		1,300	706

AT&T, Inc.
3.500% due 09/15/2053		400	247
3.550% due 09/15/2055		800	490
3.800% due 12/01/2057		2,681	1,700
3.850% due 06/01/2060		3,500	2,234

Blue Racer Midstream LLC
7.625% due 12/15/2025		200	201

Boston Gas Co.
6.119% due 07/20/2053		1,900	1,797

Constellation Energy Generation LLC
3.250% due 06/01/2025		400	382

Deutsche Telekom AG
3.625% due 01/21/2050		900	616

DTE Electric Co.
2.625% due 03/01/2031		300	248

Duke Energy Carolinas LLC
6.450% due 10/15/2032		700	727

Duke Energy Progress LLC
2.900% due 08/15/2051		1,700	1,006

Electricite de France SA
4.875% due 09/21/2038		1,400	1,140
6.900% due 05/23/2053		1,600	1,591

Enel Finance International NV
2.650% due 09/10/2024		600	581

Entergy Arkansas LLC
2.650% due 06/15/2051		800	447

Entergy Corp.
3.750% due 06/15/2050		400	266

Entergy Texas, Inc.
5.800% due 09/01/2053		1,200	1,150

Eversource Energy
2.900% due 03/01/2027		600	548

FirstEnergy Corp.
3.400% due 03/01/2050		1,600	996
5.100% due 07/15/2047		545	463

FirstEnergy Transmission LLC
4.350% due 01/15/2025		400	391

Georgia Power Co.
3.250% due 03/15/2051		2,800	1,779

84	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Indiana Michigan Power Co.
3.250% due 05/01/2051	$700	$444

Kentucky Utilities Co.
3.300% due 06/01/2050	500	326

Midwest Connector Capital Co. LLC
3.900% due 04/01/2024	2,300	2,264

New York State Electric & Gas Corp.
5.850% due 08/15/2033	600	592

NRG Energy, Inc.
2.450% due 12/02/2027	1,100	933

Oi SA
10.000% due 07/27/2025 ^(b)	200	14

Oncor Electric Delivery Co. LLC
4.950% due 09/15/2052	1,100	961

ONEOK, Inc.
4.550% due 07/15/2028	2,500	2,356
5.800% due 11/01/2030	1,700	1,665

Pacific Gas & Electric Co.
2.100% due 08/01/2027	700	599
3.300% due 12/01/2027	500	442
3.500% due 08/01/2050	1,700	1,014
3.950% due 12/01/2047	1,800	1,154
4.200% due 06/01/2041	700	493
4.250% due 03/15/2046	500	332
4.400% due 03/01/2032	2,500	2,119
4.550% due 07/01/2030	1,300	1,150
4.950% due 07/01/2050	1,600	1,195

PacifiCorp
5.750% due 04/01/2037	400	379
6.250% due 10/15/2037	800	797

PECO Energy Co.
4.375% due 08/15/2052	1,000	802

Puget Energy, Inc.
4.100% due 06/15/2030	500	436

Rio Oil Finance Trust
9.250% due 07/06/2024	96	96

San Diego Gas & Electric Co.
4.300% due 04/01/2042	1,000	786

Sempra
5.500% due 08/01/2033	1,600	1,532

SES SA
5.300% due 04/04/2043	1,800	1,214

Shell International Finance BV
3.625% due 08/21/2042	1,100	839

Southern California Edison Co.
3.650% due 02/01/2050	200	135
3.650% due 06/01/2051	1,400	931
5.625% due 02/01/2036	200	188
6.650% due 04/01/2029	200	205

Southern Co. Gas Capital Corp.
4.400% due 06/01/2043	1,600	1,218

Southwestern Electric Power Co.
3.250% due 11/01/2051	1,000	602

Telefonica Europe BV
8.250% due 09/15/2030	1,250	1,392

Verizon Communications, Inc.
4.125% due 08/15/2046	1,800	1,346

Virginia Electric & Power Co.
8.875% due 11/15/2038	300	375

Vodafone Group PLC
4.875% due 06/19/2049	1,000	799

Wisconsin Electric Power Co.
4.300% due 12/15/2045	2,400	1,808

Xcel Energy, Inc.
5.450% due 08/15/2033	1,400	1,337

		56,073

Total Corporate Bonds & Notes (Cost $507,012)		405,457

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.6%

CALIFORNIA 0.6%

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	$200	$231

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	1,500	1,055

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,600	1,724

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	2,000	1,651

		4,661

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,336	2,488

MARYLAND 0.2%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.197% due 07/01/2050	2,200	1,419

NEW YORK 0.1%

Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	400	410

OHIO 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,700	1,997

TEXAS 0.2%

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020
2.919% due 11/01/2050	2,400	1,621

Total Municipal Bonds & Notes (Cost $15,220)		12,596

U.S. GOVERNMENT AGENCIES 11.9%

Fannie Mae
0.000% due 11/15/2030 (c)	10,700	7,530
5.625% due 04/17/2028	100	103
6.210% due 08/06/2038	9,643	10,892

Freddie Mac
0.000% due 03/15/2031 (c)	1,100	760
2.750% due 11/25/2029	995	892
5.000% due 04/15/2038	31	30
6.250% due 07/15/2032 (i)	300	332
6.750% due 03/15/2031	1,900	2,131

Ginnie Mae
3.500% due 11/20/2044	1,789	1,410
4.000% due 06/20/2048	116	106
5.500% due 10/20/2037	719	726

Resolution Funding Corp. STRIPS
0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,664
0.000% due 04/15/2030 (c)	4,100	2,946

U.S. Small Business Administration
5.290% due 12/01/2027	27	26

Uniform Mortgage-Backed Security
3.500% due 08/01/2046	2,567	2,253
4.000% due 10/01/2047 - 06/01/2049	163	149

Uniform Mortgage-Backed Security, TBA
3.000% due 11/01/2053	3,800	3,147

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 11/01/2053	$11,800	$10,158
4.000% due 10/01/2053 - 11/01/2053	52,600	46,872

Total U.S. Government Agencies (Cost $96,567)		92,127

U.S. TREASURY OBLIGATIONS 77.1%

U.S. Treasury Bonds
1.375% due 11/15/2040 (i)(k)(m)	23,300	13,800
1.750% due 08/15/2041 (i)	195,390	121,760
1.875% due 02/15/2041 (i)	96,900	62,550
2.000% due 11/15/2041 (i)	108,500	70,451
2.250% due 05/15/2041 (k)	51,600	35,424
2.250% due 08/15/2049 (m)	2,800	1,744
2.250% due 02/15/2052 (i)(m)	14,830	9,106
2.375% due 02/15/2042 (m)	4,100	2,835
2.500% due 02/15/2045 (i)(k)(m)	15,900	10,802
2.750% due 08/15/2042 (k)(m)	600	440
2.875% due 05/15/2043 (k)(m)	1,637	1,213
3.000% due 08/15/2048 (i)(k)	12,712	9,295
3.000% due 02/15/2049 (i)(k)(m)	2,050	1,499
3.125% due 02/15/2043 (i)(k)(m)	23,100	17,888
3.125% due 05/15/2048 (k)(m)	3,103	2,325
3.250% due 05/15/2042	32,700	26,065
3.625% due 05/15/2053 (i)	15,000	12,423
4.000% due 11/15/2052 (i)(k)(m)	6,200	5,497
4.375% due 08/15/2043 (i)	13,000	12,131

U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051	587	328
0.125% due 02/15/2052	549	302
0.250% due 02/15/2050	4,043	2,384
0.625% due 02/15/2043	665	484
0.750% due 02/15/2045	2,207	1,606
1.000% due 02/15/2049	1,336	988
1.500% due 02/15/2053	2,468	2,044

U.S. Treasury Notes
3.875% due 05/15/2043 (i)	164,150	142,734

U.S. Treasury STRIPS
0.000% due 08/15/2040 (c)	4,500	2,003
0.000% due 11/15/2040 (c)	12,200	5,372
0.000% due 08/15/2042 (c)	2,600	1,031
0.000% due 05/15/2043 (c)	5,800	2,218
0.000% due 11/15/2043 (c)	1,000	374
0.000% due 11/15/2044 (c)	13,200	4,695
0.000% due 05/15/2046 (c)	8,700	2,890
0.000% due 08/15/2047 (c)	22,500	7,108
0.000% due 05/15/2052 (c)	8,000	2,170

Total U.S. Treasury Obligations (Cost $802,024)		595,979

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

American Home Mortgage Investment Trust
6.014% due 11/25/2045 •	652	562

BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	2,500	1,914
7.347% due 03/15/2037 •	500	497

Barclays Commercial Mortgage Securities Trust
4.197% due 08/10/2035	1,100	958
5.122% due 08/10/2035 ~	700	504

Bear Stearns Adjustable Rate Mortgage Trust
4.031% due 01/25/2035 ~	1	1

Citigroup Mortgage Loan Trust
4.319% due 03/25/2034 ~	30	26

Credit Suisse Mortgage Capital Trust
3.064% due 12/26/2059 ~	457	452
3.391% due 04/25/2043 ~	453	426

Downey Savings & Loan Association Mortgage Loan Trust
5.726% due 07/19/2044 ~	16	15

Fontainebleau Miami Beach Trust
3.144% due 12/10/2036	2,200	2,103

GSMPS Mortgage Loan Trust
5.784% due 01/25/2036 •	701	567

IndyMac IMSC Mortgage Loan Trust
5.794% due 07/25/2047 •	62	42

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	85

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDX Mortgage Loan Trust
5.624% due 04/25/2037 •	$1,038	$927

Merrill Lynch Mortgage Investors Trust
4.642% due 11/25/2035 •	329	302

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	705	654
4.500% due 05/25/2058 ~	137	129

Structured Adjustable Rate Mortgage Loan Trust
6.379% due 02/25/2034 ~	3	3

Structured Asset Mortgage Investments Trust
5.814% due 07/25/2046 ^•	29	20
5.874% due 05/25/2036 •	52	41

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	408	374
6.434% due 05/25/2058 •	103	104
6.434% due 10/25/2059 •	85	85

WaMu Mortgage Pass-Through Certificates Trust
3.040% due 01/25/2037 ^~	423	344
5.674% due 08/25/2046 •	381	306
5.804% due 05/25/2034 •	616	546
6.274% due 06/25/2044 •	50	45

Total Non-Agency Mortgage-Backed Securities (Cost $13,082)		11,947

ASSET-BACKED SECURITIES 2.5%

Accredited Mortgage Loan Trust
4.940% due 01/25/2035 •	370	337

American Money Management Corp. CLO Ltd.
6.577% due 11/10/2030 •	705	705

Barings CLO Ltd.
6.520% due 04/15/2031 •	2,294	2,290

BHG Securitization Trust
5.320% due 10/17/2035	550	546

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BlueMountain Fuji EUR CLO DAC
4.313% due 07/15/2030 •	EUR	663	$696

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •		$2,706	2,710

CIT Mortgage Loan Trust
6.784% due 10/25/2037 •		31	31

Countrywide Asset-Backed Certificates Trust
3.280% due 04/25/2036 •		1,800	1,600

Dryden CLO Ltd.
6.620% due 07/15/2031 •		2,500	2,495

Equifirst Loan Securitization Trust
5.604% due 04/25/2037 •		646	573

Harvest CLO DAC
4.423% due 07/15/2031 •	EUR	1,600	1,657

HSI Asset Securitization Corp. Trust
5.754% due 05/25/2037 •		$36	35

JP Morgan Mortgage Acquisition Corp.
6.139% due 09/25/2035 •		193	189

JP Morgan Mortgage Acquisition Trust
4.372% due 11/25/2036 «•		386	383

PFP Ltd.
7.607% due 08/19/2035 •		2,500	2,510

Securitized Asset-Backed Receivables LLC Trust
5.914% due 03/25/2036 «•		264	251

SLM Private Education Loan Trust
10.197% due 10/15/2041 •		1,633	1,727

Structured Asset Investment Loan Trust
5.734% due 06/25/2036 •		253	242

Total Asset-Backed Securities (Cost $19,210)			18,977

SOVEREIGN ISSUES 0.2%

Australia Government International Bond
1.000% due 11/21/2031	AUD	1,800	890

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030	$700	$592

Total Sovereign Issues (Cost $2,006)		1,482

SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS (h) 0.0%
		317

Total Short-Term Instruments (Cost $317)		317

Total Investments in Securities (Cost $1,461,534)		1,144,955

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	53,978	525

Total Short-Term Instruments (Cost $525)		525

Total Investments in Affiliates (Cost $525)		525

Total Investments 148.1% (Cost $1,462,059)		$1,145,480

Financial Derivative Instruments (j)(l) (0.9)% (Cost or Premiums, net $17,502)		(7,283)

Other Assets and Liabilities, net (47.2)%		(364,660)

Net Assets 100.0%		$773,537

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

(g) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	3.057%	01/25/2033	01/18/2022	$1,100	$870	0.11%
Deutsche Bank AG	2.129	11/24/2026	11/17/2020	1,100	995	0.13
Deutsche Bank AG	3.729	01/14/2032	01/11/2021	2,400	1,788	0.23
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,546	5,091	0.66
Oracle Corp.	3.650	03/25/2041	03/22/2021	6,261	4,499	0.58

				$18,407	$13,243	1.71%

86	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(h) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$317	U.S. Treasury Notes 5.000% due 08/31/2025	$(323)	$317	$317

Total Repurchase Agreements						$(323)	$317	$317

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BOS	(0.990)%	09/29/2023	10/02/2023			$(10,152)	$(10,151)
	5.340	09/21/2023	10/05/2023			(4,071)	(4,078)
	5.340	09/22/2023	10/05/2023			(1,469)	(1,471)
	5.410	09/06/2023	10/11/2023			(12,805)	(12,856)
DEU	5.400	09/22/2023	10/05/2023			(721)	(722)
	5.410	09/12/2023	10/11/2023			(42,930)	(43,059)
GRE	5.420	09/22/2023	10/05/2023			(3,245)	(3,249)
	5.450	09/27/2023	10/04/2023			(1,793)	(1,794)
	5.450	09/28/2023	10/05/2023			(884)	(884)
JML	0.500	05/10/2023	TBD	(3)	EUR	(590)	(624)

Total Reverse Repurchase Agreements							$(78,888)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(4)
BCY	5.330%	09/20/2023	10/11/2023	$(4,059)	$(4,066)
	5.340	09/19/2023	10/03/2023	(3,536)	(3,543)
UBS	5.410	09/07/2023	10/12/2023	(84,958)	(85,277)
	5.420	08/07/2023	10/10/2023	(35,260)	(35,557)
	5.420	09/11/2023	10/30/2023	(87,002)	(87,277)

Total Sale-Buyback Transactions					$(215,720)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(4)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(5)
Global/Master Repurchase Agreement
BOS	$0	$(28,556)	$0	$(28,556)	$28,051	$(505)
DEU	0	(43,781)	0	(43,781)	43,193	(588)
FICC	317	0	0	317	(323)	(6)
GRE	0	(5,927)	0	(5,927)	5,755	(172)
JML	0	(624)	0	(624)	651	27

Master Securities Forward Transaction Agreement
BCY	0	0	(7,609)	(7,609)	7,437	(172)
UBS	0	0	(208,111)	(208,111)	206,861	(1,250)

Total Borrowings and Other Financing Transactions	$317	$(78,888)	$(215,720)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	87

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(624)	$(624)
U.S. Treasury Obligations	0	(78,264)	0	0	(78,264)

Total	$0	$(78,264)	$0	$(624)	$(78,888)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(215,720)	0	0	(215,720)

Total	$0	$(215,720)	$0	$0	$(215,720)

Total Borrowings	$0	$(293,984)	$0	$(624)	$(294,608)

Payable for reverse repurchase agreements and sale-buyback financing transactions					$(294,608)

(i)	Securities with an aggregate market value of $291,948 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(286,638) at a weighted average interest rate of 5.126%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for sale-buyback transactions includes $(543) of deferred price drop.
(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	10	$10	$(4)	$(5)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	10	10	(3)	(2)

Total Written Options					$(7)	$(7)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index December Futures	12/2023	1,123	$242,877	$(11,195)	$0	$(674)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Japan Government 10-Year Bond December Futures	12/2023	6	$(5,820)	$41	$13	$0
U.S. Treasury 5-Year Note December Futures	12/2023	759	(79,968)	503	0	(119)
U.S. Treasury 10-Year Note December Futures	12/2023	347	(37,498)	679	0	(70)
U.S. Treasury 10-Year Ultra December Futures	12/2023	274	(30,568)	858	0	(64)

				$2,081	$13	$(253)

Total Futures Contracts				$(9,114)	$13	$(927)

88	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.598%		$600	$13	$(6)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.560		1,800	0	6	6	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.657		800	11	(7)	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.853		700	13	(10)	3	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.891		1,200	14	(10)	4	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.943		1,300	(7)	10	3	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		200	(1)	1	0	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2023	0.533	EUR	800	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634		$1,600	(6)	24	18	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.413	EUR	800	10	1	11	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.789		200	(2)	4	2	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.704		$1,400	(2)	15	13	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		2,400	15	22	37	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		300	3	2	5	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		390	74	(30)	44	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		530	64	8	72	3	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.860		700	(13)	17	4	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.912	EUR	1,000	(141)	143	2	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.011		1,600	(163)	163	0	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.813		$4,300	97	(75)	22	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844		900	21	(17)	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019		700	0	0	0	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074		200	0	(1)	(1)	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331	EUR	900	(13)	0	(13)	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.488		$6,300	45	53	98	1	0

							$33	$313	$346	$8	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$460	$(18)	$7	$(11)	$0	$(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	400	(20)	(2)	(22)	0	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	21,500	296	(4)	292	0	(1)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	124,900	1,605	(67)	1,538	0	(23)

					$1,863	$(66)	$1,797	$0	$(26)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	5.000%	Annual	03/20/2029	GBP	10,700	$(280)	$(37)	$(317)	$20	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(447)	(456)	0	(7)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(441)	(450)	0	(7)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(552)	(564)	0	(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/20/2043	JPY	330,000	48	127	175	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		$400	(1)	(12)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		90,210	8,132	12,604	20,736	0	(128)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	5,362	11,657	0	(94)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		7,200	0	256	256	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,600	(6)	(63)	(69)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		900	(3)	(32)	(35)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		800	(3)	(22)	(25)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		2,300	(8)	(53)	(61)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,700	(7)	(8)	(15)	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,300	(5)	(6)	(11)	0	(11)
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033	EUR	13,870	(443)	(3,766)	(4,209)	0	(11)
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,500	(6)	(4)	(10)	0	(10)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		11,500	(193)	(145)	(338)	0	(5)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	453	2,402	2,855	0	(12)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		5,100	154	138	292	0	(16)

							$14,097	$15,301	$29,398	$51	$(315)

Total Swap Agreements							$15,993	$15,548	$31,541	$59	$(343)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	89

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$13	$59	$72	$(7)	$(927)	$(343)	$(1,277)

(k)

Securities with an aggregate market value of $29,125 and cash of $4,552 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	10/2023	DKK	2,818		$412	$13	$0
	10/2023		$405	DKK	2,863	0	0
	11/2023	DKK	2,859		$405	0	(1)

BPS	10/2023		3,070		449	13	0
	10/2023		$16,187	EUR	15,275	0	(37)
	11/2023	EUR	15,512		$16,458	38	0

CBK	10/2023	GBP	95		117	1	0

GLM	10/2023	CAD	5,677		4,228	48	0
	10/2023		$47	MXN	810	0	(1)

JPM	10/2023		428	DKK	3,024	1	0
	11/2023	DKK	3,019		$428	0	(1)

MBC	10/2023	EUR	15,275		16,501	351	0
	10/2023	GBP	1,418		1,784	54	0
	10/2023		$4,198	CAD	5,677	0	(19)
	11/2023	CAD	5,675		$4,198	19	0

SCX	11/2023		$7,242	AUD	11,026	0	(142)

TOR	10/2023	JPY	16,733		$115	3	0
	10/2023		$1,838	GBP	1,513	8	0
	10/2023		99	JPY	14,824	0	0
	11/2023	GBP	1,513		$1,838	0	(8)
	11/2023	JPY	14,753		99	0	0

Total Forward Foreign Currency Contracts						$549	$(209)

90	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.850%	03/04/2024	1,800	$43	$73

Total Purchased Options							$43	$73

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	5.100%	03/04/2024	15,000	$(43)	$(45)

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/16/2023	600	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	600	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	600	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	400	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	400	(2)	(2)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	900	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	900	(2)	(3)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	800	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	800	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	500	(2)	(3)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	900	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	900	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	800	(3)	(8)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	900	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	900	(2)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	900	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	900	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,100	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,100	(4)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	700	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	700	(3)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	700	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	1,000	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	1,000	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	300	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	300	(2)	(4)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	300	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	300	(2)	(10)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	200	(1)	(5)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	300	(2)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	300	(2)	(9)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	400	(1)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	400	(1)	(4)

Total Written Options							$(138)	$(183)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	91

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	0.926%	$	100	$(4)	$4	$0	$0

BRC	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.440		400	(2)	5	3	0

CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	0.472		100	(1)	2	1	0

GST	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.377		300	(5)	6	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		100	(1)	0	0	(1)
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	0.863		1,800	(75)	77	2	0

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.671		100	(1)	2	1	0

MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	1.276		1,000	(62)	53	0	(9)
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.756		400	1	2	3	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.895		100	0	0	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.145		100	(2)	1	0	(1)
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.260		400	(4)	0	0	(4)

								$(156)	$152	$11	$(15)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
CBK	CDX.HY-33 5-Year Index 35-100%	5.000%	Quarterly	12/20/2024	$8,194	$1,364	$(880)	$484	$0

GST	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	300	36	(32)	4	0

JPM	CDX.HY-31 5-Year Index 25-35%	5.000	Quarterly	12/20/2023	100	13	(12)	1	0

MYC	CDX.HY-37 5-Year Index 25-35%	5.000	Quarterly	12/20/2026	2,600	354	(69)	285	0

						$1,767	$(993)	$774	$0

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BRC	Receive	S&P 500 Total Return Index	10,298	5.580% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/04/2023	$99,990	$0	$(5,187)	$0	$(5,187)

FAR	Receive	S&P 500 Total Return Index	1,451	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	13,417	0	(60)	0	(60)
	Receive	S&P 500 Total Return Index	1,454	5.650% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/24/2024	13,445	0	(60)	0	(60)
	Receive	S&P 500 Total Return Index	1,607	5.700% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/05/2024	14,859	0	(67)	0	(67)
	Receive	S&P 500 Total Return Index	1,644	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/26/2024	15,202	0	(69)	0	(69)

JPM	Receive	S&P 500 Total Return Index	3,312	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	30,625	0	(137)	0	(137)
	Receive	S&P 500 Total Return Index	7,698	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	71,181	0	(322)	0	(322)

MBC	Receive	S&P 500 Total Return Index	268	5.615% (1-Month USD-LIBOR plus a specified spread)	Monthly	04/17/2024	2,478	0	(11)	0	(11)

RBC	Receive	S&P 500 Total Return Index	514	5.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	4,753	0	(21)	0	(21)
	Receive	S&P 500 Total Return Index	6,400	5.790% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/01/2023	59,179	0	(270)	0	(270)
	Receive	S&P 500 Total Return Index	1,204	5.720% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	11,133	0	(50)	0	(50)
	Receive	S&P 500 Total Return Index	1,523	5.730% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/15/2023	14,083	0	(40)	0	(40)
	Receive	S&P 500 Total Return Index	393	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/17/2024	3,634	0	(16)	0	(16)

92	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
	Receive	S&P 500 Total Return Index	4,337	5.620% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/15/2024	$40,103	$0	$(159)	$0	$(159)
	Receive	S&P 500 Total Return Index	3,905	5.770% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/10/2024	36,108	0	(164)	0	(164)
	Receive	S&P 500 Total Return Index	1,807	5.780% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/17/2024	16,709	0	(76)	0	(76)
	Receive	S&P 500 Total Return Index	6,399	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	59,170	0	(273)	0	(273)

TOR	Receive	S&P 500 Total Return Index	785	5.850% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	7,259	0	(34)	0	(34)

UAG	Receive	S&P 500 Total Return Index	2,357	5.810% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/21/2024	21,795	0	(62)	0	(62)

								$0	$(7,078)	$0	$(7,078)

Total Swap Agreements								$1,611	$(7,919)	$785	$(7,093)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$13	$73	$0	$86	$(1)	$(45)	$0	$(46)	$40	$0	$40
BPS	51	0	0	51	(37)	(19)	0	(56)	(5)	0	(5)
BRC	0	0	3	3	0	(12)	(5,187)	(5,199)	(5,196)	5,101	(95)
CBK	1	0	485	486	0	(12)	0	(12)	474	(533)	(59)
FAR	0	0	0	0	0	0	(256)	(256)	(256)	3,030	2,774
GLM	48	0	0	48	(1)	(45)	0	(46)	2	0	2
GST	0	0	7	7	0	0	(1)	(1)	6	0	6
JPM	1	0	2	3	(1)	(38)	(459)	(498)	(495)	5,616	5,121
MBC	424	0	0	424	(19)	0	(11)	(30)	394	(270)	124
MYC	0	0	288	288	0	(12)	(14)	(26)	262	(304)	(42)
RBC	0	0	0	0	0	0	(1,069)	(1,069)	(1,069)	12,764	11,695
SCX	0	0	0	0	(142)	0	0	(142)	(142)	0	(142)
TOR	11	0	0	11	(8)	0	(34)	(42)	(31)	314	283
UAG	0	0	0	0	0	0	(62)	(62)	(62)	1,058	996

Total Over the Counter	$549	$73	$785	$1,407	$(209)	$(183)	$(7,093)	$(7,485)

(m)

Securities with an aggregate market value of $27,883 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	93

Schedule of Investments	PIMCO StocksPLUS® Long Duration Fund	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$13	$13
Swap Agreements	0	8	0	0	51	59

	$0	$8	$0	$0	$64	$72

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$549	$0	$549
Purchased Options	0	0	0	0	73	73
Swap Agreements	0	785	0	0	0	785

	$0	$785	$0	$549	$73	$1,407

	$0	$793	$0	$549	$137	$1,479

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$7	$7
Futures	0	0	674	0	253	927
Swap Agreements	0	28	0	0	315	343

	$0	$28	$674	$0	$575	$1,277

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$209	$0	$209
Written Options	0	0	0	0	183	183
Swap Agreements	0	15	7,078	0	0	7,093

	$0	$15	$7,078	$209	$183	$7,485

	$0	$43	$7,752	$209	$758	$8,762

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$84	$84
Futures	0	0	36,967	0	3,247	40,214
Swap Agreements	0	762	0	0	5,148	5,910

	$0	$762	$36,967	$0	$8,479	$46,208

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(492)	$0	$(492)
Written Options	0	0	0	0	295	295
Swap Agreements	0	332	12,303	0	0	12,635

	$0	$332	$12,303	$(492)	$295	$12,438

	$0	$1,094	$49,270	$(492)	$8,774	$58,646

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(34)	$(34)
Futures	0	0	(26,929)	0	4,048	(22,881)
Swap Agreements	0	39	0	0	8,512	8,551

	$0	$39	$(26,929)	$0	$12,526	$(14,364)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$863	$0	$863
Purchased Options	0	0	0	0	53	53
Written Options	0	0	0	0	(75)	(75)
Swap Agreements	0	(160)	(5,229)	0	0	(5,389)

	$0	$(160)	$(5,229)	$863	$(22)	$(4,548)

	$0	$(121)	$(32,158)	$863	$12,504	$(18,912)

94	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,073	$3,000	$6,073
Corporate Bonds & Notes
Banking & Finance	0	143,284	0	143,284
Industrials	0	206,100	0	206,100
Utilities	0	56,073	0	56,073
Municipal Bonds & Notes
California	0	4,661	0	4,661
Georgia	0	2,488	0	2,488
Maryland	0	1,419	0	1,419
New York	0	410	0	410
Ohio	0	1,997	0	1,997
Texas	0	1,621	0	1,621
U.S. Government Agencies	0	92,127	0	92,127
U.S. Treasury Obligations	0	595,979	0	595,979
Non-Agency Mortgage-Backed Securities	0	11,947	0	11,947
Asset-Backed Securities	0	18,343	634	18,977
Sovereign Issues	0	1,482	0	1,482
Short-Term Instruments
Repurchase Agreements	0	317	0	317

	$0	$1,141,321	$3,634	$1,144,955

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$525	$0	$0	$525

Total Investments	$525	$1,141,321	$3,634	$1,145,480

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$13	$59	$0	$72
Over the counter	0	1,407	0	1,407

	$13	$1,466	$0	$1,479

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(674)	(603)	0	(1,277)
Over the counter	0	(7,485)	0	(7,485)

	$(674)	$(8,088)	$0	$(8,762)

Total Financial Derivative Instruments	$(661)	$(6,622)	$0	$(7,283)

Totals	$(136)	$1,134,699	$3,634	$1,138,197

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	95

Schedule of Investments	PIMCO StocksPLUS® Short Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 127.0%

CORPORATE BONDS & NOTES 6.0%

BANKING & FINANCE 4.7%

AerCap Ireland Capital DAC
2.875% due 08/14/2024		$500	$486

Bank of America Corp.
3.705% due 04/24/2028 •		1,025	945
6.675% (SOFRRATE + 1.330%) due 04/02/2026 ~		500	503

Barclays PLC
6.224% due 05/09/2034 •		400	379

Citibank NA
5.864% due 09/29/2025		1,400	1,402

Credit Suisse AG AT1 Claim ^		1,078	113

General Motors Financial Co., Inc.
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~		500	500

Goldman Sachs Group, Inc.
3.272% due 09/29/2025 •		200	194
3.500% due 11/16/2026		300	279
3.615% due 03/15/2028 •		1,000	923
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		600	610

ING Groep NV
5.750% due 11/16/2026 •(e)(f)		500	443

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		100	89
1.578% due 04/22/2027 •		200	179
3.782% due 02/01/2028 •		200	186
3.960% due 01/29/2027 •		300	287

Morgan Stanley
1.512% due 07/20/2027 •		500	442
6.296% due 10/18/2028 •		100	101

Nykredit Realkredit AS
1.500% due 10/01/2053	DKK	8,788	917
3.501% (CITF03M + 0.060%) due 10/01/2023 ~		1,400	198
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		2,300	326
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		600	85

UBS Group AG
6.327% due 12/22/2027 •		$600	599

VICI Properties LP
4.750% due 02/15/2028		100	94

Wells Fargo & Co.
2.393% due 06/02/2028 •		1,100	965
2.406% due 10/30/2025 •		400	383
3.196% due 06/17/2027 •		300	279

			11,907

INDUSTRIALS 1.2%

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		300	266

CVS Pass-Through Trust
6.943% due 01/10/2030		352	353

DAE Funding LLC
1.625% due 02/15/2024		500	490

MPLX LP
2.650% due 08/15/2030		400	323

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		900	851
4.345% due 09/17/2027		700	639
4.810% due 09/17/2030		200	173

			3,095

UTILITIES 0.1%

Pacific Gas & Electric Co.
4.550% due 07/01/2030		400	354

Total Corporate Bonds & Notes (Cost $16,087)			15,356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 16.5%

Fannie Mae
4.068% due 12/01/2033 •	$1	$1
4.262% due 09/01/2035 •	5	4
4.273% due 12/01/2033 •	3	3
5.014% due 06/01/2035 •	3	3
5.682% due 06/01/2034 •	11	11
5.738% due 06/01/2035 •	2	2
5.779% due 07/25/2037 - 09/25/2042 •	31	30
5.805% due 07/01/2035 •	1	1
5.809% due 07/25/2037 •	36	35
5.829% due 09/25/2035 •	71	70
5.839% due 09/25/2035 •	160	157
6.149% due 06/25/2037 •	306	304
6.205% due 11/01/2035 •	1	1

Freddie Mac
4.000% due 01/01/2048 - 03/01/2049	88	80
5.000% due 06/01/2030 - 01/01/2039	621	608
5.466% due 06/01/2035 •	5	5
5.500% due 01/01/2035 - 03/01/2039	113	114
5.670% due 11/01/2034 •	2	2
5.808% due 03/15/2037 •	314	306
6.000% due 08/01/2027 - 12/01/2037	25	25
6.128% due 08/15/2037 •	445	440
6.138% due 10/15/2037 •	74	73
6.148% due 05/15/2037 - 09/15/2037 •	516	512

Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	2,237	2,183
6.000% due 07/15/2037 - 08/15/2037	20	21

Ginnie Mae, TBA
5.000% due 10/01/2053	6,000	5,686

U.S. Small Business Administration
4.430% due 05/01/2029	47	45

Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026	24	23
4.500% due 03/01/2024 - 02/01/2044	1,274	1,200
5.000% due 11/01/2025 - 01/01/2029	18	17
5.500% due 02/01/2025 - 09/01/2041	3,312	3,287
6.000% due 10/01/2026 - 05/01/2041	2,295	2,327

Uniform Mortgage-Backed Security, TBA
4.500% due 11/01/2053	2,200	2,021
5.000% due 10/01/2053	4,100	3,868
5.500% due 11/01/2053	5,400	5,218
6.000% due 11/01/2053	3,900	3,847
6.500% due 10/01/2053	9,600	9,644

Total U.S. Government Agencies (Cost $43,461)		42,174

U.S. TREASURY OBLIGATIONS 5.9%

U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2024	7,209	7,043
0.125% due 10/15/2024	3,098	3,003
0.125% due 04/15/2025	473	452
0.250% due 01/15/2025 (i)	1,291	1,241
0.625% due 07/15/2032	2,946	2,569
0.625% due 02/15/2043 (i)	397	289
1.125% due 01/15/2033	513	464

Total U.S. Treasury Obligations (Cost $15,504)		15,061

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.4%

Banc of America Funding Trust
4.646% due 05/25/2035 ~	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Trust
5.235% due 07/25/2035 ^~	$107	$98
5.354% due 05/25/2033 «~	1	1

Bear Stearns Adjustable Rate Mortgage Trust
4.706% due 11/25/2034 ~	16	15
4.903% due 11/25/2034 «~	2	2
5.877% due 12/25/2035 «~	3	3

Bear Stearns ALT-A Trust
4.749% due 10/25/2035 ^~	531	445

BFLD Trust
6.536% due 10/15/2034 •	800	796

BX Commercial Mortgage Trust
7.172% due 01/17/2039 •	1,500	1,475

BX Trust
6.081% due 04/15/2039 •	634	614
6.346% due 10/15/2036 •	1,260	1,230

Chase Mortgage Finance Trust
3.873% due 12/25/2035 ^~	51	47
4.376% due 09/25/2036 ^~	113	95
6.000% due 12/25/2036 «	129	55

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062 þ	1,378	1,368
6.980% due 05/25/2035 •	1	1
7.780% due 10/25/2035 •	2	2

Colony Mortgage Capital Ltd.
6.921% due 11/15/2038 •	2,000	1,882

COLT Mortgage Loan Trust
1.325% due 10/26/2065 ~	532	467

Countrywide Alternative Loan Trust
5.500% due 07/25/2035 ^«	2	2
5.814% due 09/25/2046 ^•	565	522
5.994% due 02/25/2037 •	74	60
6.000% due 05/25/2037 ^	1,294	590
6.099% due 11/20/2035 •	1,655	1,505

Countrywide Home Loan Mortgage Pass-Through Trust
3.856% due 02/20/2035 ~	2	2
3.861% due 11/25/2034 ~	127	114
7.884% due 02/20/2036 ^•	2	1

Credit Suisse Mortgage Capital Trust
2.816% due 08/15/2037	1,800	1,622

DBGS Mortgage Trust
6.410% due 06/15/2033 •	1,000	899
6.842% due 10/15/2036 •	800	746

DBWF Mortgage Trust
6.828% due 12/19/2030 •	1,600	1,586

GS Mortgage Securities Corp. Trust
6.830% due 07/15/2031 •	494	367
8.733% due 08/15/2039 •	1,800	1,800

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~	3	3
4.353% due 09/25/2035 ~	3	3
4.501% due 11/25/2035 ^~	193	160
6.000% due 02/25/2036 ^	2,702	1,160
6.000% due 07/25/2037 ^«	8	5
6.000% due 07/25/2037 ^	716	447

HarborView Mortgage Loan Trust
4.036% due 06/19/2036 ^~	649	341
5.782% due 12/19/2036 ^•	57	53
5.882% due 05/19/2035 •	5	4

Hilton Orlando Trust
6.679% due 12/15/2034 •	1,400	1,383

IndyMac INDX Mortgage Loan Trust
3.085% due 06/25/2037 ^~	1,362	1,154
3.708% due 06/25/2036 ~	1,372	1,178

JP Morgan Alternative Loan Trust
3.718% due 05/25/2036 ^~	670	381

JP Morgan Chase Commercial Mortgage Securities Trust
4.549% due 07/05/2033	1,450	1,230

JP Morgan Mortgage Trust
4.169% due 10/25/2036 ^~	308	226
4.246% due 02/25/2035 «~	1	1
4.407% due 10/25/2036 ~	44	32
4.909% due 07/25/2035 «~	6	5
5.750% due 01/25/2036 ^	23	10

96	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Mortgage Trust
6.000% due 09/25/2037 ^		$517	$466

MASTR Adjustable Rate Mortgages Trust
3.014% due 07/25/2035 ^~		96	82

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.887% due 12/15/2030 •		10	10

Merrill Lynch Alternative Note Asset Trust
6.034% due 03/25/2037 •		962	246

Merrill Lynch Mortgage Investors Trust
4.599% due 05/25/2033 ~		7	6
4.759% due 09/25/2035 ^~		263	212
5.854% due 02/25/2036 •		10	10
5.934% due 11/25/2035 •		8	8

MFA Trust
4.400% due 03/25/2068 þ		937	879

Mortgage Equity Conversion Asset Trust
5.960% due 05/25/2042 •		859	813

New Orleans Hotel Trust
6.369% due 04/15/2032 •		1,000	961

Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 ^þ		28	15
5.769% due 06/25/2036 ~		924	244

OBX Trust
5.949% due 02/25/2063 þ		944	934

Prime Mortgage Trust
6.000% due 06/25/2036 ^«		11	10

Residential Accredit Loans, Inc. Trust
5.734% due 02/25/2037 •		654	579
5.794% due 07/25/2036 •		2,420	1,002
5.804% due 08/25/2036 •		1,173	1,064
5.814% due 07/25/2036 •		1,076	991

Structured Adjustable Rate Mortgage Loan Trust
6.026% due 01/25/2035 ^•		12	10
6.379% due 02/25/2034 ~		5	5

Structured Asset Mortgage Investments Trust
5.994% due 02/25/2036 ^•		5	5

Taurus U.K. DAC
6.069% due 05/17/2031 •	GBP	199	236

Thornburg Mortgage Securities Trust
7.431% due 06/25/2047 ^•		$527	439

WaMu Mortgage Pass-Through Certificates Trust
3.705% due 02/25/2037 ^~		185	153
5.826% due 11/25/2042 •		1	1
6.074% due 08/25/2045 •		965	897
6.126% due 10/25/2046 •		48	43

Wells Fargo Mortgage-Backed Securities Trust
4.805% due 12/25/2036 ^~		206	197

Total Non-Agency Mortgage-Backed Securities (Cost $40,538)			36,706

ASSET-BACKED SECURITIES 32.9%

ACE Securities Corp. Home Equity Loan Trust
5.554% due 10/25/2036 •		6	2
6.454% due 04/25/2035 •		1,196	1,156

Aegis Asset-Backed Securities Trust
6.169% due 08/25/2035 •		1,300	1,117

AREIT LLC
7.573% due 06/17/2039 •		1,000	1,004
8.125% due 06/17/2039 •		900	905

AREIT Trust
6.563% due 01/20/2037 •		1,171	1,156

Argent Securities Trust
5.794% due 04/25/2036 •		947	310

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
6.094% due 11/25/2035 •		623	598

Atlas Senior Loan Fund Ltd.
6.888% due 04/20/2028 •		478	479

Avis Budget Rental Car Funding AESOP LLC
3.350% due 09/22/2025		500	489

Barings CLO Ltd.
6.520% due 04/15/2031 •		2,195	2,191

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
5.328% due 03/25/2035 •		$2,119	$2,095
5.674% due 06/25/2047 •		566	563
6.274% due 08/25/2036 •		1,400	1,343

BHG Securitization Trust
5.320% due 10/17/2035		715	710
5.930% due 10/17/2035		1,800	1,755

BPCRE Ltd.
7.731% due 01/16/2037 •		500	497

BSPRT Issuer Ltd.
7.628% due 07/15/2039 •		1,400	1,393

Capital Four U.S. CLO Ltd.
7.466% due 10/20/2030 •		840	841

Carvana Auto Receivables Trust
5.380% due 03/12/2029		400	392
5.420% due 04/10/2028		600	594
5.980% due 08/10/2026		392	391
6.360% due 04/12/2027		888	890

CBAM Ltd.
6.590% due 04/17/2031 •		1,987	1,978

Centex Home Equity Loan Trust
5.929% due 06/25/2036 •		500	443
6.134% due 10/25/2035 •		1,528	1,439

Citigroup Mortgage Loan Trust
5.754% due 12/25/2036 •		637	357

Citizens Auto Receivables Trust
5.739% due 09/16/2024		1,100	1,100

CLNC Ltd.
6.692% due 08/20/2035 •		25	25

Encore Credit Receivables Trust
6.334% due 01/25/2036 •		1,000	937

Enterprise Fleet Financing LLC
5.330% due 03/20/2024		237	237

Equifirst Loan Securitization Trust
5.604% due 04/25/2037 •		762	676

Exeter Automobile Receivables Trust
5.290% due 01/15/2025		32	32
5.610% due 06/16/2025		528	527

Fidelity Grand Harbour CLO DAC
6.250% due 10/15/2036	EUR	1,900	2,006

First Franklin Mortgage Loan Trust
5.754% due 04/25/2036 •		$90	86
5.934% due 06/25/2036 •		500	432

GLS Auto Select Receivables Trust
6.270% due 08/16/2027		400	399

GoldenTree Loan Management U.S. CLO Ltd.
7.826% due 07/20/2035 •		1,500	1,505

Greystone Commercial Real Estate Notes Ltd.
6.627% due 09/15/2037 •		585	579

Greywolf CLO Ltd.
6.773% due 01/27/2031 •		900	899

GSAMP Trust
5.484% due 12/25/2046 •		1,636	809

Harvest CLO DAC
4.303% due 10/15/2031 •	EUR	399	414

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$1,300	1,234
3.370% due 03/25/2025		300	298

HSI Asset Securitization Corp. Trust
5.714% due 10/25/2036 •		3,584	1,144

JP Morgan Mortgage Acquisition Trust
5.839% due 07/25/2036 •		1,014	979

KKR CLO Ltd.
6.730% due 07/15/2034 •		250	248

Lendingpoint Asset Securitization Trust
4.770% due 10/15/2029		338	334

LendingPoint Pass-Through Trust
3.250% due 04/15/2028		575	562
5.700% due 07/15/2029		483	477

LL ABS Trust
3.760% due 11/15/2029		446	442
6.630% due 05/15/2030		686	685

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
5.734% due 05/25/2036 •		$592	$335
5.994% due 10/25/2034 •		6	5
6.679% due 11/25/2032 •		896	890

Marlette Funding Trust
6.070% due 04/15/2033		1,334	1,332

Massachusetts Educational Financing Authority
6.563% due 04/25/2038 •		96	96

MASTR Asset-Backed Securities Trust
6.584% due 08/25/2037 •		1,611	1,336

Merrill Lynch First Franklin Mortgage Loan Trust
5.714% due 04/25/2037 •		1,422	609

MF1 LLC
7.477% due 06/19/2037 •		3,192	3,183

MF1 Ltd.
6.525% due 10/16/2036 •		800	786

Morgan Stanley ABS Capital, Inc. Trust
5.494% due 05/25/2037 •		352	295

Morgan Stanley Home Equity Loan Trust
5.604% due 04/25/2037 •		920	477

Nationstar Home Equity Loan Trust
5.754% due 04/25/2037 •		668	649

Nelnet Student Loan Trust
6.179% due 04/20/2062 •		1,083	1,066

Oaktree CLO Ltd.
6.730% due 07/15/2034 •		600	595

Oportun Issuance Trust
5.940% due 10/09/2029		189	188

Ownit Mortgage Loan Trust
6.259% due 08/25/2036 •		804	702

Pagaya AI Debt Selection Trust
1.530% due 08/15/2029		503	497
2.030% due 10/15/2029		675	661
4.970% due 01/15/2030		123	122
6.060% due 03/15/2030		1,226	1,220
7.600% due 12/16/2030		424	427

Palmer Square European Loan Funding
5.611% due 04/12/2032 •	EUR	2,176	2,306

PRET LLC
5.240% due 04/25/2052 þ		$292	284
5.927% due 06/25/2052 þ		844	821
6.559% due 08/25/2052 þ		1,163	1,148

Ready Capital Mortgage Financing LLC
7.787% due 06/25/2037 •		480	482
7.872% due 10/25/2039 •		2,097	2,113
8.431% due 06/25/2037 •		1,100	1,100

Research-Driven Pagaya Motor Asset Trust
4.320% due 09/25/2030		328	309
7.130% due 01/26/2032		500	502

Residential Asset Securities Corp. Trust
6.319% due 12/25/2035 •		1,100	960

Santander Drive Auto Receivables Trust
5.870% due 03/16/2026		2,214	2,214

Securitized Asset-Backed Receivables LLC Trust
5.594% due 08/25/2036 •		1,271	413
5.914% due 07/25/2036 •		1,146	458
6.394% due 01/25/2036 ^•		1,533	1,341

Shelter Growth CRE Issuer Ltd.
7.623% due 06/17/2037 •		900	901
8.520% due 06/17/2037 •		600	589

SMB Private Education Loan Trust
2.340% due 09/15/2034		466	452
6.284% due 09/15/2054 •		903	889

Soundview Home Loan Trust
5.934% due 10/25/2036 •		837	780

Structured Asset Investment Loan Trust
5.614% due 09/25/2036 •		937	577

Structured Asset Securities Corp. Mortgage Loan Trust
5.774% due 12/25/2036 •		126	123
6.409% due 05/25/2035 •		1,387	1,332

Theorem Funding Trust
6.060% due 12/15/2028		665	659

TPG Real Estate Finance Issuer Ltd.
6.963% due 02/15/2039 •		2,650	2,590

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	97

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trestles CLO Ltd.
6.765% due 07/21/2034 •		$250	$248

Upstart Pass-Through Trust Series
3.800% due 04/20/2030		302	290

Upstart Securitization Trust
4.370% due 05/20/2032		142	141
5.500% due 06/20/2032		824	803

Veros Auto Receivables Trust
7.120% due 11/15/2028		1,300	1,303

Total Asset-Backed Securities (Cost $85,361)			83,753

SOVEREIGN ISSUES 0.5%

Brazil Government International Bond
4.750% due 01/14/2050		389	270

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (c)	BRL	5,000	967

Mexico Government International Bond
2.750% due 11/27/2031 (d)	MXN	3,149	152

Total Sovereign Issues (Cost $1,519)			1,389

SHORT-TERM INSTRUMENTS 50.8%

COMMERCIAL PAPER 6.0%

American Electric Power Co., Inc.
5.520% due 10/18/2023		$300	299
5.570% due 10/16/2023		250	249

Conagra Brands, Inc.
5.750% due 10/11/2023		250	250

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		400	399
5.520% due 10/30/2023		250	249

Crown Castle, Inc.
6.000% due 10/31/2023		250	249
6.000% due 11/02/2023		750	746

Diageo Capital PLC
5.500% due 10/16/2023		650	648
5.500% due 10/23/2023		250	249
5.550% due 11/07/2023		250	248

Discovery Communications LLC
5.970% due 10/16/2023 (a)		300	299

Electricite de France SA
5.510% due 10/23/2023		500	498
5.510% due 10/27/2023		300	299

Enel Finance America LLC
5.550% due 10/18/2023		250	249
5.550% due 10/31/2023		250	249

Entergy Corp.
5.530% due 10/27/2023		250	249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity National Information services, Inc.
5.520% due 10/11/2023	$250	$250
5.530% due 10/12/2023	250	249

Global Payments, Inc.
6.030% due 10/16/2023	800	798
6.030% due 10/19/2023	250	249

Humana, Inc.
5.580% due 10/16/2023	250	249
5.580% due 10/25/2023	250	249

Intercontinental Exchange,Inc.
5.560% due 10/26/2023	250	249

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023	250	250

L3Harris Technologies, Inc.
5.620% due 10/10/2023	250	250
5.630% due 10/10/2023	250	250
5.650% due 10/03/2023	250	250

LSEGA Financing PLC
5.500% due 10/04/2023	950	949
5.520% due 10/20/2023	250	249

Marathon Oil Corp.
6.000% due 10/06/2023	250	250
6.030% due 10/13/2023	250	249

Marriott International, Inc.
5.540% due 10/20/2023	250	249

Microchip Technology, Inc.
5.600% due 10/30/2023	250	249

Oracle Corp.
5.500% due 10/23/2023	250	249
5.520% due 10/26/2023	850	847

Quanta Services, Inc.
5.900% due 10/10/2023	250	250

RTX Corp.
5.480% due 10/04/2023	700	699

Southern California Edison
5.550% due 10/02/2023	250	250
5.550% due 10/13/2023 (a)	250	249

Targa Resources Corp.
6.150% due 10/11/2023	450	449
6.150% due 10/23/2023	250	249

VW Credit, Inc.
5.560% due 10/10/2023	250	250
5.570% due 10/17/2023	250	249

Walgreens Boots Alliance, Inc.
6.050% due 10/03/2023	550	550

		15,208

REPURCHASE AGREEMENTS (g) 43.7%
		111,464

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN TREASURY BILLS 0.1%
(0.279)% due 01/09/2024 (a)(b)(c)	JPY	40,000	$268

U.S. TREASURY BILLS 1.0%
5.423% due 10/05/2023 - 12/21/2023 (a)(b)(c)(i)(k)		$2,503	2,483

Total Short-Term Instruments (Cost $129,429)			129,423

Total Investments in Securities (Cost $331,899)			323,862

		SHARES
INVESTMENTS IN AFFILIATES 3.5%

SHORT-TERM INSTRUMENTS 3.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%

PIMCO Short Asset Portfolio		913,298	8,838

Total Short-Term Instruments (Cost $8,819)			8,838

Total Investments in Affiliates (Cost $8,819)			8,838

Total Investments 130.5% (Cost $340,718)			$332,700

Financial Derivative Instruments (h)(j) 0.3% (Cost or Premiums, net $1,429)			786

Other Assets and Liabilities, net (30.8)%			(78,640)

Net Assets 100.0%			$254,846

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.

98	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	5.340%	10/02/2023	10/03/2023	$51,500	U.S. Treasury Notes 0.500% due 03/31/2025	$(52,433)	$51,500	$51,500
FICC	2.600	09/29/2023	10/02/2023	1,664	U.S. Treasury Notes 5.000% due 08/31/2025	(1,697)	1,664	1,664
	5.310	09/29/2023	10/02/2023	58,300	U.S. Treasury Inflation Protected Securities 1.125% due 01/15/2033	(13,369)	58,300	58,326
					U.S. Treasury Notes 4.125% due 11/15/2032	(46,097)

Total Repurchase Agreements						$(113,596)	$111,464	$111,490

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$51,500	$0	$0	$51,500	$(52,433)	$(933)
FICC	59,990	0	0	59,990	(61,163)	(1,173)

Total Borrowings and Other Financing Transactions	$111,490	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(669) at a weighted average interest rate of 5.111%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2023	744	$78,387	$(677)	$117	$0
U.S. Treasury Long-Term Bond December Futures	12/2023	8	910	(49)	2	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	10	1,187	(88)	4	0

				$(814)	$123	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini S&P 500 Index December Futures	12/2023	311	$(67,262)	$1,363	$182	$0
Euro-Bund December Futures	12/2023	5	(680)	17	8	(8)
Euro-Buxl 30-Year Bond December Futures	12/2023	2	(259)	23	6	(6)
U.S. Treasury 2-Year Note December Futures	12/2023	72	(14,595)	66	0	(7)
U.S. Treasury 10-Year Note December Futures	12/2023	693	(74,887)	983	0	(141)

				$2,452	$196	$(162)

Total Futures Contracts				$1,638	$319	$(162)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	99

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Volkswagen International Finance NV	1.000%	Quarterly	06/20/2028	1.331%	EUR	500	$(5)	$(2)	$(7)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$1,900	$27	$(1)	$26	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	9,100	117	(5)	112	0	(2)

					$144	$(6)	$138	$0	$(2)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	880,000	$(7)	$45	$38	$29	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$13,500	252	108	360	0	(1)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		8,700	(92)	1	(91)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,700	196	439	635	0	(14)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		6,700	20	145	165	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,900	76	244	320	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		200	(1)	(5)	(6)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	35	90	125	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,700	251	268	519	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		4,200	(129)	(320)	(449)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		200	(1)	(8)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		300	(1)	(12)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		200	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		400	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		400	(2)	(2)	(4)	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		200	(1)	(1)	(2)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		300	(1)	(1)	(2)	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		2,100	(122)	(2)	(124)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	0.836	Semi-Annual	11/15/2045		2,200	1	(1,148)	(1,147)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		3,500	692	1,070	1,762	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,800	205	636	841	0	(15)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	50,200	0	(134)	(134)	38	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	10,900	(12)	(131)	(143)	0	(58)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	200	(1)	(1)	(2)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		300	(1)	(1)	(2)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		5,800	(57)	(113)	(170)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		2,400	23	114	137	0	(8)

							$1,320	$1,254	$2,574	$84	$(139)

Total Swap Agreements							$1,459	$1,246	$2,705	$84	$(141)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$319	$84	$403	$0	$(162)	$(141)	$(303)

100	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

(i)

Securities with an aggregate market value of $1,989 and cash of $4,621 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	121		$78	$0	$0

BOA	10/2023	DKK	3,053		447	14	0
	10/2023		$463	DKK	3,273	1	0
	11/2023	DKK	3,267		$463	0	(1)
	03/2024	CNH	157		22	0	0

BPS	10/2023	DKK	3,676		537	16	0
	10/2023	GBP	209		265	10	0
	11/2023	EUR	188		204	5	0

BRC	11/2023	JPY	700,000		4,860	134	0
	01/2024		40,000		272	0	0

BSH	01/2024	BRL	4,000		802	15	0

CBK	10/2023	DKK	3,700		549	25	0
	10/2023	MXN	332		19	0	0
	11/2023		1,437		82	0	0
	11/2023		$1,084	EUR	994	0	(31)
	12/2023	MXN	55		$3	0	0

DUB	11/2023	EUR	3,189		3,518	140	0

GLM	10/2023	MXN	2,512		142	0	(1)
	10/2023		$5	MXN	76	0	0
	12/2023	MXN	42,603		$2,456	41	0
	01/2024	BRL	1,000		197	1	0

JPM	10/2023		$489	DKK	3,456	1	0
	10/2023		2,503	MXN	43,947	13	0
	11/2023	DKK	3,451		$489	0	(1)

MBC	11/2023	JPY	1,370,000		9,663	435	0
	11/2023		$9,382	JPY	1,370,000	0	(155)

MYI	10/2023	DKK	600		$88	3	0

NGF	11/2023		$2,128	JPY	310,000	0	(35)

RBC	11/2023		2,395		350,000	0	(33)

TOR	10/2023		254	GBP	209	1	0
	11/2023	GBP	209		$254	0	(1)
	11/2023	JPY	39,903		269	1	0

UAG	11/2023	EUR	2,252		2,484	99	0
	11/2023		$271	JPY	40,000	0	(1)

Total Forward Foreign Currency Contracts						$955	$(259)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	101

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	100	$1	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	100	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	300	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	300	(1)	(2)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	200	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	300	(1)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	200	(1)	(1)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	200	(1)	(2)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	200	(1)	(4)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	300	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	300	(1)	(1)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	200	0	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	200	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	100	0	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	300	(1)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	200	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	300	(1)	(1)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	200	(1)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	200	0	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	100	(1)	(1)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	100	(1)	(3)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	100	0	(1)

Total Written Options							$(30)	$(39)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
GST	Pay	S&P 500 Total Return Index	4,748	5.610% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	$44,021	$0	$351	$351	$0
	Pay	S&P 500 Total Return Index	7,107	5.590% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/03/2024	65,717	0	290	290	0
	Pay	S&P 500 Total Return Index	2,061	5.970% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/31/2024	19,058	0	90	90	0

MBC	Pay	S&P 500 Total Return Index	4,815	5.630% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/13/2024	42,284	0	(773)	0	(773)

102	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
MYI	Pay	S&P 500 Total Return Index	1,597	5.880% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/31/2024	$14,767	$0	$69	$69	$0

UAG	Pay	S&P 500 Total Return Index	60	5.660% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/13/2024	555	0	2	2	0

Total Swap Agreements								$0	$29	$802	$(773)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(3)
BOA	$15	$0	$0	$15	$(1)	$0	$0	$(1)	$14	$0	$14
BPS	31	0	0	31	0	(8)	0	(8)	23	0	23
BRC	134	0	0	134	0	(5)	0	(5)	129	0	129
BSH	15	0	0	15	0	0	0	0	15	0	15
CBK	25	0	0	25	(31)	(3)	0	(34)	(9)	0	(9)
DUB	140	0	0	140	0	0	0	0	140	0	140
FAR	0	0	0	0	0	(4)	0	(4)	(4)	0	(4)
GLM	42	0	0	42	(1)	(11)	0	(12)	30	0	30
GST	0	0	731	731	0	0	0	0	731	(6,160)	(5,429)
JPM	14	0	0	14	(1)	(7)	0	(8)	6	0	6
MBC	435	0	0	435	(155)	0	(773)	(928)	(493)	536	43
MYC	0	0	0	0	0	(1)	0	(1)	(1)	0	(1)
MYI	3	0	69	72	0	0	0	0	72	(690)	(618)
NGF	0	0	0	0	(35)	0	0	(35)	(35)	0	(35)
RBC	0	0	0	0	(33)	0	0	(33)	(33)	0	(33)
TOR	2	0	0	2	(1)	0	0	(1)	1	0	1
UAG	99	0	2	101	(1)	0	0	(1)	100	0	100

Total Over the Counter	$955	$0	$802	$1,757	$(259)	$(39)	$(773)	$(1,071)

(k)

Securities with an aggregate market value of $536 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$182	$0	$137	$319
Swap Agreements	0	0	0	0	84	84

	$0	$0	$182	$0	$221	$403

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$955	$0	$955
Swap Agreements	0	0	802	0	0	802

	$0	$0	$802	$955	$0	$1,757

	$0	$0	$984	$955	$221	$2,160

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	103

Schedule of Investments	PIMCO StocksPLUS® Short Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$162	$162
Swap Agreements	0	2	0	0	139	141

	$0	$2	$0	$0	$301	$303

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$259	$0	$259
Written Options	0	0	0	0	39	39
Swap Agreements	0	0	773	0	0	773

	$0	$0	$773	$259	$39	$1,071

	$0	$2	$773	$259	$340	$1,374

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(16,578)	$0	$1,685	$(14,893)
Swap Agreements	0	1,066	0	0	(238)	828

	$0	$1,066	$(16,578)	$0	$1,447	$(14,065)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,217	$0	$1,217
Written Options	0	0	0	0	45	45
Swap Agreements	0	0	(6,733)	0	0	(6,733)

	$0	$0	$(6,733)	$1,217	$45	$(5,471)

	$0	$1,066	$(23,311)	$1,217	$1,492	$(19,536)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$8,127	$0	$425	$8,552
Swap Agreements	0	(329)	0	0	1,359	1,030

	$0	$(329)	$8,127	$0	$1,784	$9,582

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(164)	$0	$(164)
Written Options	0	0	0	0	(9)	(9)
Swap Agreements	0	0	652	0	0	652

	$0	$0	$652	$(164)	$(9)	$479

	$0	$(329)	$8,779	$(164)	$1,775	$10,061

104	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,907	$0	$11,907
Industrials	0	3,095	0	3,095
Utilities	0	354	0	354
U.S. Government Agencies	0	42,174	0	42,174
U.S. Treasury Obligations	0	15,061	0	15,061
Non-Agency Mortgage-Backed Securities	0	36,622	84	36,706
Asset-Backed Securities	0	83,753	0	83,753
Sovereign Issues	0	1,389	0	1,389
Short-Term Instruments
Commercial Paper	0	15,208	0	15,208
Repurchase Agreements	0	111,464	0	111,464
Japan Treasury Bills	0	268	0	268
U.S. Treasury Bills	0	2,483	0	2,483

	$0	$323,778	$84	$323,862

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,838	$0	$0	$8,838

Total Investments	$8,838	$323,778	$84	$332,700

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$196	$207	$0	$403
Over the counter	0	1,757	0	1,757

	$196	$1,964	$0	$2,160

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(289)	0	(303)
Over the counter	0	(1,071)	0	(1,071)

	$(14)	$(1,360)	$0	$(1,374)

Total Financial Derivative Instruments	$182	$604	$0	$786

Totals	$9,020	$324,382	$84	$333,486

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	105

Schedule of Investments	PIMCO StocksPLUS® Small Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 139.7%

CORPORATE BONDS & NOTES 9.2%

BANKING & FINANCE 6.2%

AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$858
3.300% due 01/30/2032		1,000	795

Aviation Capital Group LLC
5.500% due 12/15/2024		500	492

Avolon Holdings Funding Ltd.
3.250% due 02/15/2027		800	713

Bank of America Corp.
1.734% due 07/22/2027 •		1,100	975
5.933% due 09/15/2027 •		3,600	3,574

Bank of America NA
5.650% due 08/18/2025		3,800	3,791
6.122% (SOFRRATE + 0.780%) due 08/18/2025 ~		1,900	1,903

Credit Suisse AG AT1 Claim ^		5,820	612

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	2,400	2,366

Discover Bank
3.450% due 07/27/2026		$1,700	1,547
4.650% due 09/13/2028		2,700	2,413

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	1,000	967

Ford Motor Credit Co. LLC
4.687% due 06/09/2025		$200	192
5.125% due 06/16/2025		200	194

Goldman Sachs Group, Inc.
5.798% due 08/10/2026 •		3,900	3,871
6.407% (SOFRRATE + 1.065%) due 08/10/2026 ~		800	800
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~		3,500	3,557

HSBC Holdings PLC
2.848% due 06/04/2031 •		200	160
4.292% due 09/12/2026 •		1,400	1,346
5.887% due 08/14/2027 •		300	297

ING Groep NV
5.750% due 11/16/2026 •(g)(h)		1,000	886

Jackson National Life Global Funding
6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~		2,100	2,102

JPMorgan Chase & Co.
1.040% due 02/04/2027 •		700	623
1.578% due 04/22/2027 •		700	625

Morgan Stanley
1.512% due 07/20/2027 •		2,000	1,768

NatWest Group PLC
4.892% due 05/18/2029 •		2,679	2,507

Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024		300	285

Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,033
3.103% due 01/16/2030		1,900	1,576

Nykredit Realkredit AS
3.501% (CITF03M + 0.060%) due 10/01/2023 ~	DKK	7,400	1,049
3.670% (CIBO03M + 0.010%) due 10/01/2023 ~		12,700	1,800
3.853% (CIBO03M + 0.190%) due 10/01/2023 ~		3,100	439

Stellantis Finance U.S., Inc.
2.691% due 09/15/2031		$4,600	3,549

UBS AG
5.125% due 05/15/2024 (h)		3,300	3,258

UBS Group AG
3.091% due 05/14/2032 •		1,300	1,028
3.750% due 03/26/2025		600	577

VICI Properties LP
4.750% due 02/15/2028		1,800	1,685

Wells Fargo & Co.
3.196% due 06/17/2027 •		1,200	1,115

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Bank NA
5.550% due 08/01/2025		$3,900	$3,888
6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~		2,200	2,205

			63,421

INDUSTRIALS 2.8%

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		2,000	1,684

Broadcom, Inc.
3.137% due 11/15/2035		1,200	875
3.419% due 04/15/2033		2,900	2,321

DAE Funding LLC
1.625% due 02/15/2024		1,500	1,471
2.625% due 03/20/2025		800	753
3.375% due 03/20/2028		900	796

Hyundai Capital America
6.491% due 08/04/2025 •		2,900	2,902

IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK)
6.000% due 05/15/2027 (b)		595	553

Imperial Brands Finance PLC
3.500% due 07/26/2026		200	187

INEOS Finance PLC
2.125% due 11/15/2025	EUR	3,100	3,108

MPLX LP
2.650% due 08/15/2030		$1,300	1,050

Nissan Motor Co. Ltd.
3.522% due 09/17/2025		2,000	1,890
4.345% due 09/17/2027		3,389	3,095
4.810% due 09/17/2030		2,500	2,157

Perrigo Finance Unlimited Co.
4.650% due 06/15/2030		1,200	1,024

Sands China Ltd.
3.100% due 03/08/2029		1,800	1,491
3.500% due 08/08/2031		1,700	1,347
5.375% due 08/08/2025		1,300	1,260
5.650% due 08/08/2028		1,300	1,225

			29,189

UTILITIES 0.2%

Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,000	859
4.550% due 07/01/2030		1,200	1,061

			1,920

Total Corporate Bonds & Notes (Cost $103,102)			94,530

U.S. GOVERNMENT AGENCIES 24.9%

Fannie Mae
5.779% due 07/25/2037 •		5	5
5.809% due 07/25/2037 •		11	10
5.829% due 09/25/2035 •		30	29

Freddie Mac
4.000% due 01/01/2048		1,097	996
6.000% due 04/01/2040		2	2
6.138% due 10/15/2037 •		14	14

Ginnie Mae
5.794% due 08/20/2047 •		346	326
6.000% due 12/15/2038		30	30

Ginnie Mae, TBA
5.000% due 10/01/2053		5,400	5,117

U.S. Small Business Administration
5.290% due 12/01/2027		8	8
5.720% due 01/01/2029		144	140
6.020% due 08/01/2028		81	78

Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048		8,519	7,464
4.000% due 09/01/2025 - 03/01/2026		17	16
6.000% due 07/01/2035 - 05/01/2041		397	403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 04/01/2024 - 11/01/2037		$37	$36

Uniform Mortgage-Backed Security, TBA
4.500% due 10/01/2053 - 11/01/2053		46,400	42,616
5.000% due 10/01/2053		26,300	24,815
5.500% due 11/01/2053		42,700	41,257
6.000% due 11/01/2053		52,500	51,791
6.500% due 10/01/2053		80,500	80,871

Total U.S. Government Agencies (Cost $260,656)			256,024

U.S. TREASURY OBLIGATIONS 7.6%

U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024 (k)(m)		18,024	17,607
0.125% due 10/15/2024 (k)(m)		19,064	18,483
0.125% due 04/15/2025 (m)		2,485	2,371
0.250% due 01/15/2025 (m)		6,066	5,835
0.750% due 02/15/2045 (k)		1,688	1,228
1.000% due 02/15/2046 (k)		3,741	2,844
1.000% due 02/15/2048 (k)		3,719	2,771

U.S. Treasury Notes
0.500% due 02/28/2026 (m)		16,600	14,948
2.625% due 12/31/2025 (k)(m)		12,100	11,502

Total U.S. Treasury Obligations (Cost $82,846)			77,589

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.7%

Adjustable Rate Mortgage Trust
6.207% due 11/25/2037 ^~		4,215	2,790

American Home Mortgage Assets Trust
5.546% due 11/25/2046 •		6,079	1,860

AOA Mortgage Trust
6.322% due 10/15/2038 •		2,680	2,433

Atrium Hotel Portfolio Trust
7.130% due 12/15/2036 •		4,600	4,244

Avon Finance
6.089% due 12/28/2049 •	GBP	4,300	5,220

BAMLL Commercial Mortgage Securities Trust
2.829% due 01/15/2032		$2,600	1,836

BCAP LLC Trust
4.982% due 03/26/2037 ~		4,140	1,962

Bear Stearns ALT-A Trust
3.698% due 11/25/2035 ^~		2,748	1,655
3.913% due 11/25/2035 ^~		95	82

BSREP Commercial Mortgage Trust
6.797% due 08/15/2038 •		4,739	4,219

ChaseFlex Trust
5.734% due 07/25/2037 •		2,586	2,127

Citigroup Mortgage Loan Trust
5.504% due 01/25/2037 •		2	2
5.913% due 08/25/2035 «~		14	13
6.170% due 09/25/2062 þ		5,973	5,926
6.380% due 03/25/2036 ^•		56	51

CitiMortgage Alternative Loan Trust
6.000% due 04/25/2037 •		978	820

Commercial Mortgage Trust
6.380% due 06/15/2034 •		2,735	2,429

Countrywide Alternative Loan Trust
5.626% due 02/25/2036 •		4	3
5.674% due 12/25/2046 •		2,620	2,236
5.750% due 02/25/2037		695	364
5.754% due 02/25/2047 •		10	9
5.754% due 09/25/2047 •		1,351	1,169
5.834% due 06/25/2037 •		32	28
6.000% due 08/25/2035		1,095	472
6.000% due 06/25/2047 ^		1,762	909

Countrywide Home Loan Mortgage Pass-Through Trust
3.861% due 11/25/2034 ~		2	2
4.212% due 11/25/2037 ~		485	441
5.500% due 11/25/2035 ^		20	11

Credit Suisse Mortgage Capital Trust
2.000% due 01/25/2060 ~		3,030	2,528

106	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DBGS Mortgage Trust
3.843% due 04/10/2037		$1,000	$797
6.225% due 06/15/2033 •		2,950	2,769

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.764% due 08/25/2037 ^•		1,879	1,585

GSR Mortgage Loan Trust
4.043% due 11/25/2035 ~		1	1

HarborView Mortgage Loan Trust
5.782% due 12/19/2036 ^•		147	137
5.822% due 01/19/2038 •		220	191
5.852% due 12/19/2036 •		748	587

InTown Mortgage Trust
8.618% due 08/15/2039 •		7,600	7,618

JP Morgan Mortgage Trust
4.190% due 07/25/2035 ~		1,027	999
4.732% due 08/25/2034 ~		16	15
4.909% due 07/25/2035 «~		1	1
5.750% due 01/25/2036 ^		11	5

JP Morgan Resecuritization Trust
5.549% due 06/26/2037 •		1,986	1,958

Legacy Mortgage Asset Trust
1.875% due 10/25/2068 þ		1,739	1,610

Lehman Mortgage Trust
6.000% due 11/25/2036 •		1,116	544

Lehman XS Trust
5.884% due 08/25/2046 •		1,116	1,053

MASTR Adjustable Rate Mortgages Trust
5.426% due 12/25/2046 •		5,543	4,127

Merrill Lynch Mortgage Investors Trust
4.759% due 09/25/2035 ^~		42	34

Morgan Stanley Capital Trust
6.896% due 12/15/2038 •		4,000	3,621

Morgan Stanley Mortgage Loan Trust
6.364% due 11/25/2035 •		2,385	2,378

MortgageIT Mortgage Loan Trust
5.894% due 06/25/2047 •		689	556

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,851	1,718
2.750% due 11/25/2059 ~		3,282	3,022

New York Mortgage Trust
5.250% due 07/25/2062 þ		3,633	3,515

Residential Accredit Loans, Inc. Trust
5.804% due 08/25/2036 •		312	283
5.834% due 05/25/2047 •		3,126	2,727

Structured Adjustable Rate Mortgage Loan Trust
5.714% due 04/25/2035 ~		52	47

Structured Asset Mortgage Investments Trust
5.554% due 08/25/2036 •		3,503	2,968

Structured Asset Securities Corp.
5.784% due 04/25/2035 •		1,259	1,082

Taurus U.K. DAC
6.069% due 05/17/2031 •	GBP	1,191	1,416

Towd Point Mortgage Funding
6.509% due 07/20/2045 •		5,761	7,029

UBS Commercial Mortgage Trust
3.504% due 12/15/2050		$2,786	2,643

Verus Securitization Trust
4.910% due 06/25/2067 þ		2,713	2,628

WaMu Mortgage Pass-Through Certificates Trust
3.040% due 01/25/2037 ^~		130	106
4.001% due 06/25/2037 ^~		539	482
4.069% due 12/25/2035 ~		788	705
4.339% due 08/25/2036 ^~		59	52
5.356% due 01/25/2047 •		9	8
5.396% due 05/25/2047 •		1,839	1,464
6.126% due 09/25/2046 •		23	21
6.126% due 10/25/2046 •		17	15
6.594% due 11/25/2045 •		1,607	1,464

Wells Fargo Mortgage-Backed Securities Trust
4.805% due 12/25/2036 ^~		62	59

Total Non-Agency Mortgage-Backed Securities (Cost $120,976)			109,881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 37.4%

Aames Mortgage Investment Trust
6.424% due 07/25/2035 •		$625	$621

ABFC Trust
5.564% due 01/25/2037 •		1,730	1,195

Adagio CLO DAC
4.383% due 10/15/2031 •	EUR	3,300	3,429

Ally Auto Receivables Trust
5.460% due 05/15/2028		$1,600	1,598

American Express Credit Account Master Trust
4.870% due 05/15/2028		2,700	2,669

AmeriCredit Automobile Receivables Trust
6.190% due 04/19/2027		5,400	5,403

Apex Credit CLO Ltd.
7.259% due 09/20/2029 •		3,400	3,357

Ares European CLO DAC
4.323% due 10/15/2030 •	EUR	5,946	6,231

Armada Euro CLO DAC
4.383% due 07/15/2031 •		8,193	8,546

Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		$2,400	2,406

BA Credit Card Trust
4.790% due 05/15/2028		2,800	2,762

Bain Capital Euro CLO DAC
4.445% due 01/20/2032 •	EUR	3,480	3,608

Bank of America Auto Trust
5.830% due 05/15/2026		$4,200	4,198

Bear Stearns Asset-Backed Securities Trust
4.532% due 02/25/2036 •		1,303	1,294
5.754% due 08/25/2036 •		295	280

Blackrock European CLO DAC
4.283% due 10/15/2031 •	EUR	3,200	3,327

BMW Vehicle Owner Trust
5.470% due 02/25/2028		$1,500	1,497

BNC Mortgage Loan Trust
3.678% due 10/25/2036 •		225	219

Cairn CLO DAC
4.314% due 04/30/2031 •	EUR	3,052	3,188
4.443% due 10/15/2031 •		2,199	2,283

Carlyle Euro CLO DAC
4.363% due 01/15/2031 •		1,891	1,961
4.671% due 08/15/2032 •		3,600	3,721

Carvana Auto Receivables Trust
4.680% due 02/10/2028		$2,900	2,815
5.640% due 01/15/2026		1,732	1,729
6.090% due 11/10/2026		1,100	1,099
6.410% due 09/10/2027		2,500	2,500

Citigroup Mortgage Loan Trust
5.494% due 07/25/2045 •		80	55
5.754% due 12/25/2036 •		2,122	1,189
5.884% due 10/25/2036 •		477	472

Citizens Auto Receivables Trust
5.739% due 09/16/2024		5,100	5,101
6.130% due 07/15/2026		2,700	2,703
6.263% due 07/15/2026 •		2,300	2,306

Countrywide Asset-Backed Certificates Trust
4.024% due 05/25/2036 •		1,492	1,429
5.574% due 06/25/2037 •		631	577
5.574% due 06/25/2047 ^•		699	615
5.624% due 11/25/2037 •		109	99
5.684% due 06/25/2047 •		798	761
5.954% due 12/25/2036 ^•		2,361	2,221
5.974% due 03/25/2036 •		817	709

CPS Auto Receivables Trust
6.130% due 09/15/2026		3,543	3,552

Credit-Based Asset Servicing & Securitization LLC
5.554% due 07/25/2037 •		5	3

CVC Cordatus Loan Fund DAC
4.313% due 10/15/2031 •	EUR	5,898	6,135
4.475% due 09/15/2031 •		2,293	2,383

DLLAA LLC
5.930% due 07/20/2026		$600	600

DT Auto Owner Trust
6.290% due 08/16/2027		4,903	4,909

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Euro-Galaxy CLO DAC
4.318% due 04/24/2034 •	EUR	2,299	$2,382

Exeter Automobile Receivables Trust
6.040% due 07/15/2026		$600	599
6.110% due 09/15/2025		2,100	2,100

Fieldstone Mortgage Investment Trust
6.169% due 12/25/2035 •		1,909	1,861

Fifth Third Auto Trust
5.800% due 11/16/2026		1,800	1,799

Foursight Capital Automobile Receivables Trust
5.990% due 05/15/2028		2,800	2,796

Fremont Home Loan Trust
5.634% due 08/25/2036 •		84	27
5.774% due 02/25/2036 •		1,136	1,072

GLS Auto Receivables Issuer Trust
6.040% due 03/15/2027		2,100	2,098

GLS Auto Select Receivables Trust
5.960% due 10/16/2028		1,800	1,786
6.270% due 08/16/2027		3,800	3,792

GM Financial Automobile Leasing Trust
5.580% due 01/20/2026		2,000	1,995
5.634% due 08/20/2024		1,342	1,342

GM Financial Consumer Automobile Receivables Trust
5.450% due 06/16/2028		1,600	1,599

GMF Canada Leasing Trust Asset-Backed Notes
5.458% due 04/21/2025	CAD	2,188	1,632

Griffith Park CLO DAC
4.535% due 11/21/2031 •	EUR	6,800	7,062

GSAA Home Equity Trust
3.778% due 03/25/2036 ~		$3,322	2,075
5.834% due 03/25/2037 •		4,117	1,186

GSAMP Trust
5.664% due 01/25/2037 •		2,700	2,154
5.734% due 08/25/2036 •		589	576
6.124% due 11/25/2035 •		986	969
6.754% due 12/25/2034 ^•		967	789

Halseypoint CLO Ltd.
7.028% due 07/20/2031 •		1,300	1,291

Harvest CLO DAC
1.040% due 07/15/2031	EUR	1,000	975
4.303% due 10/15/2031 •		2,096	2,173
4.385% due 10/20/2031 •		4,994	5,184
4.423% due 07/15/2031 •		7,900	8,181

Hertz Vehicle Financing LLC
1.210% due 12/26/2025		$2,800	2,659

Home Equity Loan Trust
5.774% due 04/25/2037 •		5,300	4,309

Home Equity Mortgage Loan Asset-Backed Trust
4.617% due 11/25/2034 «•		163	153
6.499% due 08/25/2035 •		2,000	1,884

Honda Auto Receivables Owner Trust
5.710% due 03/18/2026		3,100	3,098

Hyundai Auto Receivables Trust
5.480% due 04/17/2028		1,600	1,599

JP Morgan Mortgage Acquisition Trust
5.644% due 10/25/2036 •		20	20

Jubilee CLO DAC
4.263% due 04/15/2030 •	EUR	3,050	3,182
4.313% due 04/15/2031 •		1,400	1,453

KKR CLO Ltd.
6.512% due 07/18/2030 •		$1,894	1,893
7.172% due 07/18/2030 •		4,200	4,175

Laurelin DAC
4.425% due 10/20/2031 •	EUR	4,900	5,109

LCM LP
7.082% due 07/19/2027 •		$3,500	3,489

Long Beach Mortgage Loan Trust
5.874% due 02/25/2036 •		1,740	1,645
6.349% due 08/25/2035 •		1,700	1,463

M360 Ltd.
7.688% due 11/22/2038 •		3,100	3,034

Man GLG Euro CLO DAC
4.343% due 10/15/2030 •	EUR	738	775

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	107

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marlette Funding Trust
5.180% due 11/15/2032		$1,621	$1,615
5.950% due 11/15/2032		2,000	1,980
6.070% due 04/15/2033		4,307	4,299

Master Credit Card Trust
6.163% due 01/21/2027 •		5,400	5,402

MASTR Specialized Loan Trust
5.954% due 02/25/2036 •		460	438
5.954% due 06/25/2046 •		1,470	1,396

Merrill Lynch Mortgage Investors Trust
5.654% due 08/25/2037 •		5,391	2,749

MF1 LLC
7.962% due 09/17/2037 •		3,000	3,008

MF1 Ltd.
7.077% due 02/19/2037 •		6,100	5,974

Morgan Stanley ABS Capital, Inc. Trust
5.534% due 07/25/2036 •		3	1
5.649% due 03/25/2037 •		13,452	5,359
5.754% due 09/25/2036 •		2,332	1,018

Morgan Stanley Mortgage Loan Trust
6.465% due 09/25/2046 ^þ		3,559	1,142

Nelnet Student Loan Trust
6.640% due 02/20/2041		473	471
7.514% due 02/20/2041 •		568	569

Oportun Issuance Trust
5.940% due 10/09/2029		756	754

Option One Mortgage Loan Trust
5.534% due 07/25/2036 •		1,955	895
5.564% due 07/25/2037 •		2,442	1,541
5.574% due 01/25/2037 •		2,825	1,634
5.654% due 04/25/2037 •		2,176	1,571
5.654% due 05/25/2037 •		1,258	742
5.744% due 04/25/2037 •		266	153

Pagaya AI Debt Selection Trust
6.060% due 03/15/2030		6,030	6,001
7.128% due 06/16/2031		700	703
7.179% due 04/15/2031		1,800	1,803

Palmer Square European Loan Funding DAC
4.443% due 04/15/2031 •	EUR	5,276	5,520

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
7.159% due 02/25/2035 •		$6,262	5,537

Popular ABS Mortgage Pass-Through Trust
5.929% due 07/25/2036 •		2,293	2,128

PRET LLC
1.744% due 07/25/2051 þ		1,572	1,465
1.843% due 09/25/2051 þ		4,365	3,969
2.487% due 10/25/2051 þ		3,061	2,891
3.721% due 07/25/2051 þ		3,585	3,475

PRPM LLC
3.720% due 02/25/2027 þ		2,604	2,503

Reach ABS Trust
7.050% due 02/18/2031		810	812

Ready Capital Mortgage Financing LLC
6.634% due 11/25/2036 •		857	849

Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ		3,588	1,297

Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		1,325	1,183
4.320% due 09/25/2030		919	864
5.380% due 11/25/2030		3,022	2,974

Residential Asset Mortgage Products Trust
6.499% due 05/25/2035 •		2,300	2,166

Residential Asset Securities Corp. Trust
6.034% due 02/25/2036 •		179	175

Santander Drive Auto Receivables Trust
6.080% due 08/17/2026		5,200	5,198
6.180% due 02/16/2027		7,400	7,408

Sculptor European CLO DAC
4.447% due 01/14/2032 •	EUR	8,600	8,901

Securitized Asset-Backed Receivables LLC Trust
5.914% due 07/25/2036 •		$937	374
5.934% due 05/25/2036 •		2,958	1,564
6.079% due 10/25/2035 •		1,263	1,037

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Segovia European CLO DAC
4.585% due 07/20/2032 •	EUR	2,900	$3,020

SG Mortgage Securities Trust
5.794% due 02/25/2036 •		$3,944	1,998

SMB Private Education Loan Trust
4.550% due 02/16/2055		4,700	4,326
6.714% due 11/15/2052 •		650	652

SoFi Professional Loan Program Trust
2.540% due 05/15/2046		2,133	1,954

Sound Point CLO Ltd.
6.593% due 07/25/2030 •		3,319	3,311

Soundview Home Loan Trust
5.554% due 11/25/2036 •		7	2
5.584% due 03/25/2037 •		302	278
5.604% due 07/25/2037 •		1,146	956
5.934% due 10/25/2036 •		2,969	2,765
6.274% due 08/25/2035 ^•		2,095	1,860

Specialty Underwriting & Residential Finance Trust
4.666% due 12/25/2036 •		578	541

Structured Asset Securities Corp. Mortgage Loan Trust
5.664% due 05/25/2047 •		716	676

Symphony Static CLO Ltd.
6.443% due 10/25/2029 •		1,555	1,546

TCI-Symphony CLO Ltd.
7.113% due 10/13/2032 •		4,900	4,881

Theorem Funding Trust
6.060% due 12/15/2028		1,891	1,874

Tikehau CLO DAC
4.603% due 08/04/2034 •	EUR	4,400	4,573

Toyota Auto Receivables Owner Trust
5.600% due 08/17/2026		$2,700	2,695
5.604% due 08/15/2024		2,924	2,924

Upstart Pass-Through Trust Series
3.800% due 04/20/2030		2,162	2,076

Venture CLO Ltd.
6.608% due 04/20/2029 •		1,203	1,203
7.031% due 07/30/2032 •		3,500	3,464
7.381% due 07/30/2032 •		4,200	4,171

Veros Auto Receivables Trust
7.120% due 11/15/2028		3,748	3,755

Westlake Automobile Receivables Trust
5.960% due 10/15/2026		3,500	3,496
5.983% due 10/15/2026 •		3,300	3,301

World Omni Auto Receivables Trust
5.570% due 12/15/2026		1,300	1,297

Total Asset-Backed Securities (Cost $414,346)			384,293

SOVEREIGN ISSUES 0.9%

Argentina Government International Bond
1.000% due 07/09/2029		248	68
3.500% due 07/09/2041 þ		7,350	1,907

Brazil Government International Bond
4.750% due 01/14/2050		1,954	1,357

Brazil Letras do Tesouro Nacional
0.000% due 01/01/2024 (e)	BRL	24,000	4,642

Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	13,620	656

Russia Government International Bond
5.250% due 06/23/2047 ^(c)		$400	146

Total Sovereign Issues (Cost $11,440)			8,776

SHORT-TERM INSTRUMENTS 49.0%

COMMERCIAL PAPER 8.4%

Amcor Flexibles North America, Inc.
5.550% due 10/04/2023		350	350
5.550% due 10/17/2023		250	249

Ameren Corp.
5.540% due 10/25/2023		2,350	2,341

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Electric Power Co., Inc.
5.570% due 10/16/2023		$300	$299

Arrow Electronics, Inc.
5.850% due 10/02/2023		1,700	1,699

Bacardi Martini BV
6.000% due 10/11/2023		300	299

Bank of Nova Scotia
5.145% due 11/01/2023	CAD	7,800	5,715

Canadian Imperial Bank of Commerce
5.229% due 10/31/2023		4,900	3,591

Conagra Brands, Inc.
5.800% due 10/19/2023		$4,700	4,685

Consolidated Edison Co. of New York, Inc.
5.500% due 10/16/2023		1,900	1,895

Crown Castle, Inc.
6.020% due 10/17/2023		1,550	1,546
6.020% due 10/18/2023		250	249
6.050% due 10/05/2023		1,950	1,948

Diageo Capital PLC
5.500% due 10/23/2023		700	697

Discovery Communications LLC
5.970% due 10/16/2023 (a)		1,150	1,147

Dominion Resources, Inc.
5.540% due 10/24/2023		250	249
5.550% due 10/05/2023		250	250
5.550% due 10/11/2023		450	449
5.550% due 10/26/2023		450	448
5.570% due 10/30/2023		350	348

Enbridge (U.S.) Inc.
5.560% due 10/03/2023		550	550

Enel Finance America LLC
5.550% due 10/18/2023		650	648
5.550% due 10/31/2023		250	249

Entergy Corp.
5.520% due 10/05/2023		250	250
5.520% due 10/06/2023		250	250
5.530% due 10/27/2023		250	249
5.550% due 10/05/2023		500	500

Equifax, Inc.
5.550% due 10/11/2023		450	449

Fidelity National Information services, Inc.
5.520% due 10/11/2023		750	749
5.530% due 10/12/2023		800	798
5.550% due 10/12/2023		250	249
5.550% due 10/16/2023		300	299
5.550% due 10/19/2023		250	249

Global Payments, Inc.
6.030% due 10/10/2023		350	349
6.030% due 10/11/2023		3,150	3,144
6.030% due 10/16/2023		400	399
6.030% due 10/19/2023		900	897
6.030% due 10/26/2023		250	249

Haleon UK Capital PLC
5.550% due 10/27/2023 (a)		4,950	4,928
5.560% due 10/02/2023		400	400

Humana, Inc.
5.530% due 10/02/2023		300	300
5.550% due 10/19/2023		450	449
5.550% due 10/23/2023		250	249
5.580% due 10/16/2023		250	249
5.580% due 10/17/2023		350	349
5.580% due 10/23/2023		250	249

Intercontinental Exchange,Inc.
5.560% due 10/16/2023		400	399
5.560% due 10/25/2023		300	299

Keurig Dr Pepper, Inc.
5.500% due 10/03/2023		650	650

L3Harris Technologies, Inc.
5.630% due 10/10/2023		350	349
5.650% due 10/02/2023		800	800

LSEGA Financing PLC
5.500% due 10/05/2023		250	250
5.510% due 10/26/2023		500	498

Marriott International, Inc.
5.540% due 10/11/2023		250	250

108	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.540% due 10/13/2023		$250	$249
5.540% due 10/20/2023		600	598

Microchip Technology, Inc.
5.580% due 10/04/2023		250	250
5.600% due 10/30/2023		600	597
5.600% due 11/07/2023		550	547

NextEra Energy Capital Holdings, Inc.
5.520% due 10/04/2023		250	250
5.520% due 10/17/2023		700	698
5.520% due 10/18/2023		450	449
5.520% due 10/19/2023		250	249

Oracle Corp.
5.500% due 10/23/2023		650	648
5.510% due 10/23/2023		1,750	1,744
5.510% due 10/27/2023		2,350	2,340
5.530% due 11/08/2023		250	248

Penske Truck Leasing Co. LP
5.520% due 10/17/2023		1,250	1,246

Royal Bank of Canada
5.203% due 10/03/2023	CAD	6,300	4,636
5.279% due 11/01/2023		1,600	1,172

RTX Corp.
5.480% due 10/04/2023		$2,150	2,148

Sempra Energy
5.530% due 10/17/2023		250	249
5.530% due 10/19/2023		250	249
5.530% due 10/23/2023		250	249

Southern California Edison
5.500% due 10/05/2023		3,000	2,997
5.550% due 10/02/2023		250	250
5.550% due 10/04/2023		250	250
5.550% due 10/13/2023 (a)		550	549

Targa Resources Corp.
6.150% due 10/05/2023		250	250
6.150% due 10/11/2023		2,450	2,446

Thomson Reuters Corp.
5.520% due 10/25/2023		250	249

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toronto-Dominion Bank
5.117% due 10/27/2023	CAD	2,100	$1,540
5.118% due 10/27/2023		1,900	1,393
5.124% due 11/01/2023		3,200	2,345

VW Credit, Inc.
5.560% due 10/10/2023		$250	250

Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		4,950	4,948

			85,932

REPURCHASE AGREEMENTS (i) 39.2%
			402,484

SHORT-TERM NOTES 1.3%

AmeriCredit Automobile Receivables Trust
5.723% due 09/18/2024		5,400	5,401

Fifth Third Auto Trust
5.618% due 08/15/2024		1,419	1,419

Westlake Automobile Receivables Trust
5.781% due 08/15/2024		6,848	6,851

			13,671

U.S. TREASURY BILLS 0.1%
5.461% due 11/21/2023 - 12/28/2023 (d)(e)(m)		1,019	1,008

Total Short-Term Instruments (Cost $503,361)			503,095

Total Investments in Securities (Cost $1,496,727)			1,434,188

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.0%

SHORT-TERM INSTRUMENTS 5.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%

PIMCO Short Asset Portfolio	5,265,574	$50,955

PIMCO Short-Term Floating NAV Portfolio III	17,395	169

Total Short-Term Instruments (Cost $52,810)		51,124

Total Investments in Affiliates (Cost $52,810)		51,124

Total Investments 144.7% (Cost $1,549,537)		$1,485,312

Financial Derivative Instruments (j)(l) (2.3)% (Cost or Premiums, net $13,092)		(24,046)

Other Assets and Liabilities, net (42.4)%		(434,815)

Net Assets 100.0%		$1,026,451

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(i) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$3,800	U.S. Treasury Notes 0.500% due 08/31/2027	$(3,874)	$3,800	$3,802
	5.330	09/29/2023	10/02/2023	195,500	U.S. Treasury Notes 3.750% due 04/15/2026	(199,680)	195,500	195,587

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	109

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$484	U.S. Treasury Notes 5.000% due 08/31/2025	$(494)	$484	$484
JPS	5.370	10/02/2023	10/03/2023	188,100	U.S. Treasury Inflation Protected Securities 3.625% due 04/15/2028	(192,153)	188,100	188,100
SAL	5.270	09/29/2023	10/02/2023	14,600	U.S. Treasury Notes 0.750% due 03/31/2026	(14,877)	14,600	14,606

Total Repurchase Agreements						$(411,078)	$402,484	$402,579

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$199,389	$0	$0	$199,389	$(203,554)	$(4,165)
FICC	484	0	0	484	(494)	(10)
JPS	188,100	0	0	188,100	(192,153)	(4,053)
SAL	14,606	0	0	14,606	(14,877)	(271)

Total Borrowings and Other Financing Transactions	$402,579	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(41) at a weighted average interest rate of 5.100%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	9	$9	$(3)	$(4)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	9	9	(3)	(2)

Total Written Options					$(6)	$(6)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
E-Mini Russell 2000 Index December Futures	12/2023	3,846	$345,871	$(14,528)	$0	$(2,019)
U.S. Treasury 2-Year Note December Futures	12/2023	675	136,830	(398)	69	0
U.S. Treasury Long-Term Bond December Futures	12/2023	243	27,649	(1,500)	68	0

				$(16,426)	$137	$(2,019)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2023	284	$(29,922)	$250	$0	$(45)
U.S. Treasury 10-Year Note December Futures	12/2023	65	(7,024)	18	0	(13)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	293	(34,775)	2,307	0	(110)
				$2,575	$0	$(168)

Total Futures Contracts				$(13,851)	$137	$(2,187)

110	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.853%		$1,700	$27	$(20)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	1.046		500	(3)	2	(1)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.789	EUR	800	(4)	11	7	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.415		$1,400	9	13	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457		200	2	1	3	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200		2,520	500	(215)	285	7	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734		2,985	359	44	403	15	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	0.598	EUR	3,400	(486)	498	12	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	1.331		400	(4)	(2)	(6)	0	0

							$400	$332	$732	$23	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,956	$(145)	$6	$(139)	$0	$(5)
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	1	(2)	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	37	(31)	0	(1)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	400	(27)	9	(18)	0	(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	2,000	(99)	(10)	(109)	0	(4)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	792	4	16	20	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	5,700	28	71	99	0	(13)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	10,400	96	6	102	0	(23)
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(9)	11	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	(35)	43	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	800	18	(7)	11	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	400	4	2	6	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	300	4	0	4	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	14,800	211	(10)	201	2	(2)
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	93,800	1,201	(46)	1,155	0	(17)

					$1,322	$31	$1,353	$3	$(66)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000%	Annual	03/21/2034	JPY	4,120,000	$(32)	$209	$177	$136	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$42,300	789	340	1,129	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		35,300	(372)	3	(369)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	0.527	Semi-Annual	03/15/2026		43,100	(72)	(4,515)	(4,587)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.750	Semi-Annual	12/15/2026		53,900	(3,427)	6,467	3,040	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2027		16,500	543	(2,536)	(1,993)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,300	350	807	1,157	0	(26)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	51	49	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030		52,100	2,189	(12,110)	(9,921)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,400	488	1,022	1,510	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030		700	(2)	(20)	(22)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		40,600	295	1,511	1,806	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		62,600	409	13,540	13,949	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	5,236	11,214	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		74,100	4,818	3,096	7,914	0	(132)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033		900	(3)	(38)	(41)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033		400	(2)	(16)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033		1,800	(7)	(70)	(77)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033		900	(3)	(32)	(35)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		1,600	(6)	(44)	(50)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		2,200	(8)	(51)	(59)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		1,900	(8)	(9)	(17)	3	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		1,100	(4)	(6)	(10)	2	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		1,300	(5)	(6)	(11)	0	(11)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		8,500	(496)	(4)	(500)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	0.841	Semi-Annual	11/15/2045		7,700	(362)	(3,647)	(4,009)	18	0

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	111

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	0.845%	Semi-Annual	11/15/2045		$11,400	$(526)	$(5,402)	$(5,928)	$26	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		7,400	1,719	1,172	2,891	0	(24)
Pay	1-Year BRL-CDI	10.155	Maturity	01/04/2027	BRL	234,200	0	(626)	(626)	177	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,400	(53)	(621)	(674)	0	(273)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	EUR	600	(2)	(4)	(6)	0	0
Pay(5)	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		1,800	(7)	(5)	(12)	0	(12)
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/20/2034		20,700	(243)	(365)	(608)	0	(10)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/20/2054		8,800	85	418	503	0	(28)

							$12,021	$3,745	$15,766	$455	$(838)

Total Swap Agreements							$13,743	$4,108	$17,851	$481	$(904)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(6)			Market Value	Variation Margin Liability(6)
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$137	$483	$620	$(6)	$(2,187)	$(905)	$(3,098)

(k)

Securities with an aggregate market value of $30,011 and cash of $22,731 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(6)	Unsettled variation margin asset of $2 and liability of $(1) for closed swap agreements is outstanding at period end.

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	10/2023	AUD	565		$364	$1	$0

BOA	10/2023	CAD	1,557		1,144	0	(2)
	12/2023	HKD	1,137		145	0	0

BPS	10/2023	CAD	886		649	0	(3)
	10/2023		$164	ZAR	3,058	0	(3)
	11/2023	EUR	1,497		$1,622	36	0
	03/2024	CNH	20		3	0	0

BRC	10/2023	AUD	163		105	1	0

BSH	01/2024	BRL	17,000		3,411	67	0

CBK	10/2023	CAD	11,200		8,398	151	0
	10/2023	DKK	20,100		2,985	135	0
	10/2023	MXN	1,130		65	0	0
	10/2023		$136	JPY	20,000	0	(2)
	12/2023		21	MXN	358	0	0

112	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
DUB	11/2023	EUR	61,098		$67,394	$2,683	$0

GLM	10/2023	MXN	12,303		699	1	(7)
	10/2023		$64	MXN	1,121	0	0
	11/2023	BRL	3,087		$616	4	0
	11/2023	CAD	3,200		2,371	14	0
	11/2023	TRY	5,540		198	5	0
	12/2023		$15,933	MXN	276,406	0	(263)
	01/2024	BRL	7,000		$1,382	5	0

JPM	10/2023	MXN	276,148		15,728	0	(84)

MBC	10/2023	CAD	1,900		1,408	9	0
	10/2023	GBP	11,166		13,979	355	0
	10/2023	JPY	3,305,560		23,917	1,703	0
	10/2023		$6,466	CAD	8,743	0	(29)
	11/2023	CAD	8,740		$6,466	29	0
	11/2023	JPY	3,270,000		23,064	1,039	0
	11/2023		$22,394	JPY	3,270,000	0	(369)

MYI	10/2023	CAD	2,100		$1,555	8	0
	10/2023	DKK	3,115		459	17	0
	11/2023		$119	ZAR	2,258	0	0

TOR	10/2023	JPY	29,848		$205	5	0
	10/2023		$373	AUD	585	3	0
	10/2023		13,564	GBP	11,166	59	0
	10/2023		210	JPY	31,369	0	0
	11/2023	AUD	585		$373	0	(3)
	11/2023	GBP	11,166		13,567	0	(59)
	11/2023	JPY	31,219		210	0	0

UAG	10/2023		$22,413	JPY	3,280,000	0	(370)
	11/2023	CAD	9,400		$6,978	55	0
	11/2023	EUR	43,138		47,581	1,891	0

Total Forward Foreign Currency Contracts						$8,276	$(1,194)

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100%	10/16/2023	600	$ (1)	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/16/2023	600	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800	10/16/2023	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	600	(2)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.855	10/19/2023	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.255	10/19/2023	500	(2)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	400	(1)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	400	(2)	(2)

BRC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.080	10/12/2023	900	(2)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.380	10/12/2023	900	(2)	(3)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/27/2023	1,100	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/27/2023	1,100	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.200	10/25/2023	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.460	10/25/2023	500	(2)	(3)

CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.230	10/23/2023	900	(2)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.480	10/23/2023	900	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	900	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	900	(3)	(9)

GLM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.100	10/09/2023	1,000	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.400	10/09/2023	1,000	(3)	(2)
	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150	10/18/2023	1,000	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.450	10/18/2023	1,000	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	1,300	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	1,300	(4)	(25)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	800	(3)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	700	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	700	(2)	(7)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	113

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000%	10/30/2023	400	$(2)	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)

JPM	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.070	10/05/2023	1,000	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.370	10/05/2023	1,000	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	500	(2)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	400	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	3.980	10/20/2023	300	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	4.320	10/20/2023	300	(2)	(4)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	100	(1)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	300	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	300	(2)	(8)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	200	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	200	(1)	(6)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	600	(2)	(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.830	10/19/2023	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.230	10/19/2023	300	(1)	(3)

Total Written Options							$(100)	$(144)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
								Asset	Liability
BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$2,079	$(545)	$461	$0	$(84)

TOTAL RETURN SWAPS ON EQUITY INDICES

Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	RU20INTR Index	5,307	5.240% (1-Month USD-LIBOR less a specified spread)	Monthly	11/01/2023	$50,322	$0	$(210)	$0	$(210)

MYI	Receive	RU20INTR Index	2,654	5.360% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/01/2023	25,166	0	(108)	0	(108)
	Receive	RU20INTR Index	232	5.370% (1-Month USD-LIBOR plus a specified spread)	Monthly	11/08/2023	2,200	0	(9)	0	(9)
	Receive	RU20INTR Index	19,749	5.360% (1-Month USD-LIBOR plus a specified spread)	Maturity	02/07/2024	191,241	0	(10,917)	0	(10,917)

RBC	Receive	RU20INTR Index	37,743	5.380% (1-Month USD-LIBOR plus a specified spread)	Maturity	01/10/2024	360,418	0	(16,916)	0	(16,916)

UAG	Receive	RU20INTR Index	4,219	5.430% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/04/2024	40,006	0	(152)	0	(152)

ULO	Receive	RU20INTR Index	2,654	5.460% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/07/2024	25,166	0	(110)	0	(110)

								$0	$(28,422)	$0	$(28,422)

Total Swap Agreements								$(545)	$(27,961)	$0	$(28,506)

114	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
AZD	$1	$0	$0	$1	$0	$0	$0	$0	$1	$0	$1
BOA	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)
BPS	36	0	0	36	(6)	(20)	(210)	(236)	(200)	3,105	2,905
BRC	1	0	0	1	0	(13)	(84)	(97)	(96)	0	(96)
BSH	67	0	0	67	0	0	0	0	67	0	67
CBK	286	0	0	286	(2)	(13)	0	(15)	271	0	271
DUB	2,683	0	0	2,683	0	0	0	0	2,683	(2,990)	(307)
GLM	29	0	0	29	(270)	(51)	0	(321)	(292)	316	24
JPM	0	0	0	0	(84)	(32)	0	(116)	(116)	0	(116)
MBC	3,135	0	0	3,135	(398)	0	0	(398)	2,737	(2,620)	117
MYC	0	0	0	0	0	(15)	0	(15)	(15)	0	(15)
MYI	25	0	0	25	0	0	(11,034)	(11,034)	(11,009)	11,663	654
RBC	0	0	0	0	0	0	(16,916)	(16,916)	(16,916)	15,374	(1,542)
TOR	67	0	0	67	(62)	0	0	(62)	5	0	5
UAG	1,946	0	0	1,946	(370)	0	(152)	(522)	1,424	3,179	4,603
ULO	0	0	0	0	0	0	(110)	(110)	(110)	0	(110)

Total Over the Counter	$8,276	$0	$0	$8,276	$(1,194)	$(144)	$(28,506)	$(29,844)

(m)

Securities with an aggregate market value of $33,637 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$137	$137
Swap Agreements	0	28	0	0	455	483

	$0	$28	$0	$0	$592	$620

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,276	$0	$8,276

	$0	$28	$0	$8,276	$592	$8,896

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	115

Schedule of Investments	PIMCO StocksPLUS® Small Fund	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$6	$6
Futures	0	0	2,019	0	168	2,187
Swap Agreements	0	67	0	0	838	905

	$0	$67	$2,019	$0	$1,012	$3,098

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,194	$0	$1,194
Written Options	0	0	0	0	144	144
Swap Agreements	0	84	28,422	0	0	28,506

	$0	$84	$28,422	$1,194	$144	$29,844

	$0	$151	$30,441	$1,194	$1,156	$32,942

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8	$8
Futures	0	0	8,644	0	(323)	8,321
Swap Agreements	0	2,314	0	0	13,796	16,110

	$0	$2,314	$8,644	$0	$13,481	$24,439

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(767)	$0	$(767)
Written Options	0	0	0	0	193	193
Swap Agreements	0	25	(7,002)	0	0	(6,977)

	$0	$25	$(7,002)	$(767)	$193	$(7,551)

	$0	$2,339	$1,642	$(767)	$13,674	$16,888

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$(19,058)	$0	$2,728	$(16,330)
Swap Agreements	0	(640)	0	0	(3,186)	(3,826)

	$0	$(640)	$(19,058)	$0	$(458)	$(20,156)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,789	$0	$8,789
Written Options	0	0	0	0	(44)	(44)
Swap Agreements	0	(86)	(12,551)	0	0	(12,637)

	$0	$(86)	$(12,551)	$8,789	$(44)	$(3,892)

	$0	$(726)	$(31,609)	$8,789	$(502)	$(24,048)

116	PIMCO STOCKSPLUS® FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$63,421	$0	$63,421
Industrials	0	29,189	0	29,189
Utilities	0	1,920	0	1,920
U.S. Government Agencies	0	256,024	0	256,024
U.S. Treasury Obligations	0	77,589	0	77,589
Non-Agency Mortgage-Backed Securities	0	109,867	14	109,881
Asset-Backed Securities	0	384,140	153	384,293
Sovereign Issues	0	8,776	0	8,776
Short-Term Instruments
Commercial Paper	0	85,932	0	85,932
Repurchase Agreements	0	402,484	0	402,484
Short-Term Notes	0	13,671	0	13,671
U.S. Treasury Bills	0	1,008	0	1,008

	$0	$1,434,021	$167	$1,434,188

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,124	$0	$0	$51,124

Total Investments	$51,124	$1,434,021	$167	$1,485,312

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$618	$0	$618
Over the counter	0	8,276	0	8,276

	$0	$8,894	$0	$8,894

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,019)	(1,078)	0	(3,097)
Over the counter	0	(29,760)	(84)	(29,844)

	$(2,019)	$(30,838)	$(84)	$(32,941)

Total Financial Derivative Instruments	$(2,019)	$(21,944)	$(84)	$(24,047)

Totals	$49,105	$1,412,077	$83	$1,461,265

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	117

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014 The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of

Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

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(c) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO StocksPLUS® Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Absolute Return Fund	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (Unhedged)	Quarterly	Quarterly

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	Quarterly	Quarterly

PIMCO StocksPLUS® Long Duration Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Short Fund	Quarterly	Quarterly

PIMCO StocksPLUS® Small Fund	Quarterly	Quarterly

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief.

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Notes to Financial Statements	(Cont.)

Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, a Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5

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under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Fund normally will be taken into account in calculating the NAV. A Fund’s whole loan investments, including those originated by a Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

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Notes to Financial Statements	(Cont.)

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate

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deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at

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Notes to Financial Statements	(Cont.)

www.pimco.com, or upon request, as applicable. The tables below show the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO StocksPLUS® Fund	$0	$78,978	$0	$0	$171	$79,149	$684	$0

PIMCO StocksPLUS® Absolute Return Fund	80,878	2,121	0	0	673	83,672	2,122	0

PIMCO StocksPLUS® International Fund (Unhedged)	0	7,608	0	0	16	7,624	66	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	83,704	2,197	0	0	696	86,597	2,196	0

PIMCO StocksPLUS® Short Fund	0	8,818	0	0	20	8,838	77	0

PIMCO StocksPLUS® Small Fund	49,253	1,292	0	0	410	50,955	1,292	0

Investments in PIMCO Short-Term Floating NAV Portfolio III
Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO StocksPLUS® Fund	$0	$68,536	$(68,547)	$11	$0	$0	$1,066	$0

PIMCO StocksPLUS® Absolute Return Fund	156	5	0	0	0	161	4	0

PIMCO StocksPLUS® International Fund (Unhedged)	67	1	(69)	0	1	0	1	0

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,536	20,599	(9,700)	(2)	(3)	12,430	399	0

PIMCO StocksPLUS® Long Duration Fund	11,918	187,100	(198,500)	8	(1)	525	100	0

PIMCO StocksPLUS® Short Fund	186	4	(190)	1	(1)	0	3	0

PIMCO StocksPLUS® Small Fund	165	4	0	0	0	169	4	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Inflation-Indexed Bonds  are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments  are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate,

governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Funds may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and

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structured loans. The Funds may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the risk that a Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes

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Notes to Financial Statements	(Cont.)

that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require a Fund to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to a Fund and impose added operational complexity.

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Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are reflected as a liability on the Statements of Assets and Liabilities. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop.’ A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund

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Notes to Financial Statements	(Cont.)

Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing

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options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Fund’s investment policies and restrictions, the Funds will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Fund’s other investment policies and restrictions. For example, a Fund may value credit default swaps at full exposure value for purposes of a Fund’s credit quality guidelines (if any) because such value in general better reflects a Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, a Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Fund’s prospectus. In

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Notes to Financial Statements	(Cont.)

this context, both the notional amount and the market value may be positive or negative depending on whether a Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

To the extent a Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit

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default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure and to maintain a Fund’s ability to generate income at prevailing market rates. The value of the fixed rate bonds that the Funds hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or ‘‘cap,’’ (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or ‘‘floor,’’ (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return.

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Notes to Financial Statements	(Cont.)

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO StocksPLUS® Fund	PIMCO StocksPLUS® Absolute Return Fund	PIMCO StocksPLUS® International Fund (Unhedged)	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Long Duration Fund	PIMCO StocksPLUS® Short Fund	PIMCO StocksPLUS® Small Fund

Interest Rate	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X

Inverse Correlation and Compounding	—	—	—	—	—	X	—

Liquidity	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X

Leveraging	X	X	X	X	X	X	X

Smaller Company	—	—	—	—	—	—	X

Management	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X

LIBOR Transition	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	—	—	—	X

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Inverse Correlation and Compounding Risk is the risk that a Fund’s performance may vary substantially from the inverse performance of the Fund’s index for a number of reasons, including the effects of compounding on the performance of the Fund’s derivatives short positions for periods greater than one day, the results of PIMCO’s active management of the Fund (including income and gains or losses from Fixed Income Instruments and variations in the Fund’s level of short exposure) and that derivatives positions in general may not correlate exactly with an index.

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Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange- traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk  is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk  is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk  is the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect a Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Leveraging Risk  is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Smaller Company Risk  is the risk that the value of securities issued by a smaller company may go up or down, sometimes rapidly and unpredictably as compared to more widely held securities, due to narrow markets and limited resources of smaller companies. A Fund’s investments in smaller companies subject it to greater levels of credit, market and issuer risk.

Management Risk  is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in

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Notes to Financial Statements	(Cont.)

connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Short Exposure Risk  is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

LIBOR Transition Risk  is the risk related to the anticipated discontinuation and replacement of the London Interbank Offered Rate (“LIBOR”). Certain instruments held by a Fund rely or relied in some fashion upon LIBOR. Although the transition process away from LIBOR for most instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or the continued use of LIBOR on a Fund, or on certain instruments in which a Fund invests, which can be difficult to ascertain and could result in losses to a Fund.

Collateralized Loan Obligations Risk  is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Fund to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Fund may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk  A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

Government Intervention in Financial Markets  Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk  An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

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Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Funds have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to a Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to the Funds, their service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives

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Notes to Financial Statements	(Cont.)

unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Fund and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2		I-3		Administrative Class	Class A		Class C	Class R
PIMCO StocksPLUS® Fund	0.25%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	0.40%
PIMCO StocksPLUS® Absolute Return Fund	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (Unhedged)	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	0.45%	0.30%	0.40%		0.50%	(1)	N/A	0.45%		0.45%	N/A
PIMCO StocksPLUS® Long Duration Fund	0.35%	0.24%	0.34%	*	N/A		N/A	0.39%	*	N/A	N/A
PIMCO StocksPLUS® Short Fund	0.39%	0.25%	0.35%		0.45%	(1)	N/A	0.40%		0.40%	N/A
PIMCO StocksPLUS® Small Fund	0.44%	0.25%	0.35%		0.45%	(1)	0.25%	0.40%		0.40%	N/A

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.
*	This particular share class has been registered with the SEC, but was not operational during the period ended September 30, 2023.

(c) Distribution and Servicing Fee PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of

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September 30, 2023	(Unaudited)

Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of each Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, a Fund may compensate the Distributor for providing, or procuring through financial intermediaries, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits a Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO StocksPLUS® Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class R

PIMCO StocksPLUS® Fund	0.25%	0.25%

	Distribution and/or Servicing Fee
Administrative Class

PIMCO StocksPLUS® Small Fund	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit,

custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’ Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	137

Notes to Financial Statements	(Cont.)

Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO StocksPLUS® Fund, PIMCO StocksPLUS® Absolute Return Fund, PIMCO StocksPLUS® International Fund (Unhedged), PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged), PIMCO StocksPLUS® Short Fund and PIMCO StocksPLUS® Small Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived fees

PIMCO StocksPLUS® Fund	$6

PIMCO StocksPLUS® Absolute Return Fund	1

PIMCO StocksPLUS® International Fund (Unhedged)	2

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	5

PIMCO StocksPLUS® Short Fund	6

PIMCO StocksPLUS® Small Fund	1

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO StocksPLUS® Fund	$1,452,235	$1,176,820	$427,944	$62,336

PIMCO StocksPLUS® Absolute Return Fund	2,288,510	2,046,514	208,546	39,239

PIMCO StocksPLUS® International Fund (Unhedged)	223,515	183,846	41,921	4,840

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	2,939,436	2,472,853	447,716	54,161

PIMCO StocksPLUS® Long Duration Fund	781,947	580,736	33,528	30,309

PIMCO StocksPLUS® Short Fund	270,783	237,721	30,151	18,872

PIMCO StocksPLUS® Small Fund	1,445,106	1,355,500	171,043	28,950

†	A zero balance may reflect actual amounts rounding to less than one thousand.

138	PIMCO STOCKSPLUS® FUNDS

September 30, 2023	(Unaudited)

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO StocksPLUS® Fund				PIMCO StocksPLUS® Absolute Return Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	11,676	$125,767	57,380	$580,584	5,918	$60,034	30,553	$300,287

I-2	567	5,965	1,752	18,019	2,214	21,941	12,264	114,942

I-3	151	1,595	808	8,377	420	4,346	105	1,025

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	1,572	14,503	4,959	44,248	2,301	22,556	5,076	47,022

Class C	316	2,638	993	8,228	413	3,362	976	7,715

Class R	226	2,211	873	8,455	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	2,516	26,889	11,235	108,556	972	10,030	3,760	34,754

I-2	80	849	476	4,576	355	3,585	1,019	9,205

I-3	34	364	162	1,552	9	89	14	123

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	591	5,472	3,353	28,132	502	5,016	1,624	14,505

Class C	102	847	699	5,272	94	790	379	2,823

Class R	83	807	524	4,612	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(22,459)	(241,454)	(47,170)	(499,670)	(22,810)	(228,154)	(37,733)	(354,000)

I-2	(1,112)	(11,731)	(4,233)	(43,555)	(5,844)	(57,832)	(19,350)	(179,936)

I-3	(149)	(1,592)	(118)	(1,191)	(19)	(186)	(217)	(1,987)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(3,062)	(28,308)	(8,660)	(77,724)	(5,638)	(54,971)	(15,553)	(142,834)

Class C	(1,046)	(8,599)	(2,789)	(22,722)	(1,971)	(16,062)	(4,902)	(37,857)

Class R	(604)	(5,921)	(1,037)	(9,793)	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(10,518)	$(109,698)	19,207	$165,956	(23,084)	$(225,456)	(21,985)	$(184,213)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	139

Notes to Financial Statements	(Cont.)

	PIMCO StocksPLUS® International Fund (Unhedged)				PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	3,825	$40,609	4,781	$62,821	17,976	$146,754	37,947	$301,956

I-2	915	9,650	1,204	13,129	13,916	111,852	33,037	257,980

I-3	224	2,319	507	5,602	947	7,629	1,851	14,541

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	307	2,971	1,649	17,608	4,998	37,551	9,696	71,181

Class C	14	127	39	314	509	3,324	552	3,563

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	94	975	3,178	31,598	6,416	51,711	11,717	91,346

I-2	10	103	517	5,096	3,453	27,401	6,375	49,010

I-3	4	46	95	932	138	1,092	225	1,718

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	23	222	1,122	10,194	2,360	17,476	4,473	32,249

Class C	1	6	75	593	370	2,368	851	5,374

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(1,526)	(15,772)	(17,014)	(217,732)	(13,456)	(109,603)	(42,331)	(332,086)

I-2	(330)	(3,486)	(1,471)	(16,502)	(11,489)	(92,338)	(31,152)	(241,957)

I-3	(140)	(1,462)	(310)	(3,707)	(374)	(2,966)	(1,968)	(15,425)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(237)	(2,299)	(1,933)	(21,074)	(6,885)	(51,797)	(12,006)	(87,456)

Class C	(58)	(489)	(120)	(1,221)	(1,925)	(12,525)	(2,913)	(18,807)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	3,126	$33,520	(7,681)	$(112,349)	16,954	$137,929	16,354	$133,187

	PIMCO StocksPLUS® Long Duration Fund				PIMCO StocksPLUS® Short Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares~	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	22,286	$337,074	13,512	$205,510	7,609	$64,503	27,177	$254,470

I-2	N/A	N/A	N/A	N/A	10,405	88,928	54,545	501,470

I-3	N/A	N/A	N/A	N/A	78	665	4,299	40,142

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	675	5,435	3,182	28,151

Class C	N/A	N/A	N/A	N/A	123	928	281	2,304

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,062	15,737	872	12,667	0	0	267	2,463

I-2	N/A	N/A	N/A	N/A	0	0	591	5,431

I-3	N/A	N/A	N/A	N/A	0	0	84	769

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	0	0	80	703

Class C	N/A	N/A	N/A	N/A	0	0	15	124

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(14,529)	(220,152)	(29,818)	(452,164)	(7,636)	(64,616)	(24,085)	(222,584)

I-2	N/A	N/A	N/A	N/A	(20,155)	(168,008)	(36,680)	(337,215)

I-3	N/A	N/A	N/A	N/A	(1,227)	(10,334)	(1,474)	(13,555)

Administrative Class	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	N/A	N/A	N/A	N/A	(662)	(5,348)	(3,939)	(34,781)

Class C	N/A	N/A	N/A	N/A	(142)	(1,068)	(312)	(2,567)

Class R	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	8,819	$132,659	(15,434)	$(233,987)	(10,932)	$(88,915)	24,031	$225,325

140	PIMCO STOCKSPLUS® FUNDS

September 30, 2023	(Unaudited)

	PIMCO StocksPLUS® Small Fund

	Six Months Ended 09/30/2023 (unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	9,834	$67,404	38,753	$311,556

I-2	2,147	14,285	4,930	37,675

I-3	31	212	347	2,858

Administrative Class	3	22	50	417

Class A	1,231	7,866	4,063	30,263

Class C	126	673	545	3,530

Class R	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	964	6,528	23,623	155,679

I-2	137	913	4,352	28,198

I-3	5	31	225	1,450

Administrative Class	2	11	48	313

Class A	323	2,080	9,775	61,390

Class C	37	202	1,761	9,313

Class R	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(11,514)	(77,877)	(48,207)	(365,546)

I-2	(5,440)	(36,565)	(20,917)	(163,334)

I-3	(34)	(223)	(1,308)	(9,494)

Administrative Class	(22)	(147)	(358)	(2,846)

Class A	(6,200)	(39,867)	(13,781)	(102,267)

Class C	(1,188)	(6,401)	(3,052)	(19,489)

Class R	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(9,558)	$(60,853)	849	$(20,334)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.

At a meeting held on January 14-17, 2022, the Board was notified of a reverse share split for each class of PIMCO StocksPLUS® International Fund (Unhedged) (the “Fund”), pursuant to which shareholders received one share in exchange for every three shares of the Fund.

The reverse share splits were effective March 25, 2022. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Fund, with the Fund affecting its reverse share split at its own ratio, to result in a NAV per share closer to $15.00. The reverse share splits do not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to March 25, 2022 for the Fund has been adjusted to reflect the reverse share split.

At a meeting held on January 13, 2023, the Board was notified of a reverse share split for each class of PIMCO StocksPLUS® Long Duration Fund (the “Fund”), pursuant to which shareholders received one share in exchange for every three shares of the Fund.

The reverse share splits were effective March 24, 2023. While the reverse share splits reduced the number of outstanding shares of each class of the Fund, they proportionately increased the NAV per share of each class of the Fund such that the aggregate market value of the Fund’s shares remained the same. The reverse share splits do not alter the rights or total value of a shareholder’s investment in the Fund, nor are they a taxable event for Fund investors.

The Shares of Beneficial Interest and Financial Highlights prior to March 24, 2023 for the Fund has been adjusted to reflect the reverse share split.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	141

Notes to Financial Statements	(Cont.)	September 30, 2023	(Unaudited)

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of its last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO StocksPLUS® Fund	$73,678	$55,956

PIMCO StocksPLUS® Absolute Return Fund	84,157	47,668

PIMCO StocksPLUS® International Fund (Unhedged)*	16,291	83,040

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	44,276	225,316

PIMCO StocksPLUS® Long Duration Fund	102,807	75,074

PIMCO StocksPLUS® Short Fund*	1,078,186	3,005,434

PIMCO StocksPLUS® Small Fund	57,883	271,259

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO StocksPLUS® Fund	$2,793,014	$79,725	$(155,050)	$(75,325)

PIMCO StocksPLUS® Absolute Return Fund	2,484,749	116,701	(160,933)	(44,232)

PIMCO StocksPLUS® International Fund (Unhedged)	277,856	7,754	(19,177)	(11,423)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	3,088,522	225,624	(102,301)	123,323

PIMCO StocksPLUS® Long Duration Fund	1,486,020	24,976	(349,174)	(324,198)

PIMCO StocksPLUS® Short Fund*	342,213	9,294	(13,778)	(4,484)

PIMCO StocksPLUS® Small Fund	1,562,960	48,280	(143,502)	(95,222)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

16. SUBSEQUENT EVENTS

On November 17, 2023 a supplement was filed to provide notification of the liquidation of the Administrative Class shares of PIMCO StocksPLUS® Small Fund. The liquidation of the Administrative Class shares is expected to occur on or about March 15, 2024.

142	PIMCO STOCKSPLUS® FUNDS

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities, Inc.	SAL	Citigroup Global Markets, Inc.

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	TOR	The Toronto-Dominion Bank

CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford

CDI	Natixis Singapore	MBC	HSBC Bank Plc	ULO	UBS AG London

DEU	Deutsche Bank Securities, Inc.	MEI	Merrill Lynch International	UBS	UBS Securities LLC

DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona

CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	USD (or $)	United States Dollar

EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CITF03M	Denmark 3-month Interest Rate Swap Offered rate	RU20INTR	Russell 2000 Total Return Index

CAONREPO	Canadian Overnight Repo Rate Average	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	S&P 500	Standard & Poor’s 500 Index

CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate

CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SOFRINDX	Secured Overnight Financing Rate Index

CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate

CIBO03M	Denmark Interbank 3-month Offered Rate	NDDUEAFE	MSCI EAFE Index	TSFR3M	Term SOFR 3-Month

Other Abbreviations:

ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap

ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined

BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding

BRL-CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	143

Approval of Investment Advisory Contract and Other Agreements

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:   During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and

144	PIMCO BOND FUNDS

(Unaudited)

Counsel to discuss the materials presented and other matters deemed relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

146	PIMCO BOND FUNDS

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The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and,

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Approval of Investment Advisory Contract and Other Agreements	(Cont.)

therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a

148	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

joint venture between PIMCO, Man Group, S&P Global, Microsoft and

State Street. The Board noted that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

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Distribution Information

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Funds estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended September 30, 2023 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO StocksPLUS® Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0760	$0.0000	$0.0000	$0.0760

September 2023	$0.0985	$0.0000	$0.0000	$0.0985

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0742	$0.0000	$0.0000	$0.0742

September 2023	$0.0957	$0.0000	$0.0000	$0.0957

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0734	$0.0000	$0.0000	$0.0734

September 2023	$0.0946	$0.0000	$0.0000	$0.0946

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0702	$0.0000	$0.0000	$0.0702

September 2023	$0.0900	$0.0000	$0.0000	$0.0900

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0637	$0.0000	$0.0000	$0.0637

September 2023	$0.0809	$0.0000	$0.0000	$0.0809

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0655	$0.0000	$0.0000	$0.0655

September 2023	$0.0825	$0.0000	$0.0000	$0.0825

PIMCO StocksPLUS® Absolute Return Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0137	$0.0000	$0.0000	$0.0137

September 2023	$0.1081	$0.0000	$0.0000	$0.1081

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0124	$0.0000	$0.0000	$0.0124

September 2023	$0.1057	$0.0000	$0.0000	$0.1057

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0115	$0.0000	$0.0000	$0.0115

September 2023	$0.1068	$0.0000	$0.0000	$0.1068

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Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0073	$0.0000	$0.0000	$0.0073

September 2023	$0.0981	$0.0000	$0.0000	$0.0981

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0844	$0.0000	$0.0000	$0.0844

PIMCO StocksPLUS® International Fund (Unhedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0170	$0.0000	$0.0000	$0.0170

September 2023	$0.0199	$0.0000	$0.0433	$0.0632

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0156	$0.0000	$0.0000	$0.0156

September 2023	$0.0191	$0.0000	$0.0416	$0.0607

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0142	$0.0000	$0.0000	$0.0142

September 2023	$0.0188	$0.0000	$0.0409	$0.0597

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0105	$0.0000	$0.0000	$0.0105

September 2023	$0.0169	$0.0000	$0.0366	$0.0535

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0123	$0.0000	$0.0266	$0.0389

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.2143	$0.0000	$0.0000	$0.2143

September 2023	$0.2084	$0.0000	$0.0000	$0.2084

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.2129	$0.0000	$0.0000	$0.2129

September 2023	$0.2064	$0.0000	$0.0000	$0.2064

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.2132	$0.0000	$0.0000	$0.2132

September 2023	$0.2053	$0.0000	$0.0000	$0.2053

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	151

Distribution Information	(Cont.)

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.2090	$0.0000	$0.0000	$0.2090

September 2023	$0.2013	$0.0000	$0.0000	$0.2013

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.2010	$0.0000	$0.0000	$0.2010

September 2023	$0.1900	$0.0000	$0.0000	$0.1900

PIMCO StocksPLUS® Long Duration Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0804	$0.0000	$0.0000	$0.0804

September 2023	$0.2156	$0.0000	$0.0000	$0.2156

PIMCO StocksPLUS® Short Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

June 2023	$0.0000	$0.0000	$0.0000	$0.0000

September 2023	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO StocksPLUS® Small Fund

Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0662	$0.0000	$0.0000	$0.0662

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0621	$0.0000	$0.0000	$0.0621

152	PIMCO STOCKSPLUS® FUNDS

(Unaudited)

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0621	$0.0000	$0.0000	$0.0621

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0586	$0.0000	$0.0000	$0.0586

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0546	$0.0000	$0.0000	$0.0546

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

September 2023	$0.0386	$0.0000	$0.0000	$0.0386

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	153

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4008SAR_093023

PIMCO FUNDS

Semiannual Report

September 30, 2023

Tax-Efficient Strategy Funds

PIMCO California Intermediate Municipal Bond Fund

PIMCO California Municipal Bond Fund

PIMCO California Short Duration Municipal Income Fund

PIMCO High Yield Municipal Bond Fund

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Short Duration Municipal Income Fund

		Page

Market Insights		2

Important Information About the Funds		3

Expense Examples		15

Benchmark Descriptions		17

Financial Highlights		18

Statements of Assets and Liabilities		28

Statements of Operations		32

Statements of Changes in Net Assets		34

Notes to Financial Statements		81

Glossary		102

Approval of Investment Advisory Contract and Other Agreements		103

Fund	Fund Summary	Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund	7	36

PIMCO California Municipal Bond Fund	8	39

PIMCO California Short Duration Municipal Income Fund	9	43

PIMCO High Yield Municipal Bond Fund	10	46

PIMCO Municipal Bond Fund	11	56

PIMCO National Intermediate Municipal Bond Fund	12	66

PIMCO New York Municipal Bond Fund	13	72

PIMCO Short Duration Municipal Income Fund	14	76

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Market Insights

Dear Shareholder,

This semiannual report covers the six-month reporting period ended September 30, 2023 (the “reporting period”). On the subsequent pages, you will find details regarding investment results and a discussion of certain factors that affected performance during the reporting period.

The global economy remained resilient during the reporting period despite elevated inflation, higher interest rates, tighter credit conditions, and geopolitical concerns affecting many countries. This resilience was particularly evident in the United States (“U.S.”). Some European economies experienced slower growth, but continued to modestly expand over the reporting period.

Central banks remained committed to fighting inflation

Amid persistent and elevated inflation, many central banks raised interest rates to rein in rising prices. From March 2022 through July 2023, the U.S. Federal Reserve (the “Fed”) raised the federal funds rate a total of 5.00%. In September 2023, the Fed paused from raising rates as it continued to assess additional information and its implications for monetary policy. From July 2022 through September 2023, the European Central Bank raised interest rates a total of 4.00%. Meanwhile, from December 2019 through July 2023, the Bank of England raised its Bank Rate a total of 5.10%, and then held it steady in September 2023.

Mixed financial market returns

The yield on the benchmark 10-year U.S. Treasury moved higher over the reporting period, as was the case for 10-year bond yields in many other developed market countries. Against this backdrop, overall global credit bond markets delivered negative total returns. Higher-rated global bonds underperformed lower-rated global bonds. Global equities rallied, while commodity prices were volatile and produced mixed returns. The U.S. dollar strengthened against the euro, the British pound, and the Japanese yen.

As always, we will work diligently to navigate dynamic global markets and manage the assets that you have entrusted with us. We encourage you to speak with your financial advisor about your goals and visit global.pimco.com for our latest insights.

Sincerely, Peter G. Strelow Chairman of the Board PIMCO Funds

Total Returns of Certain Asset Classes for the Period Ended September 30, 2023

Asset Class (as measured by, currency)	Six-Month

U.S. large cap equities (S&P 500 Index, USD)	5.18%

Global equities (MSCI World Index, USD)	3.13%

European equities (MSCI Europe Index, EUR)	0.20%

Emerging market equities (MSCI Emerging Markets Index, EUR)	-2.05%

Japanese equities (Nikkei 225 Index, JPY)	14.50%

Emerging market local bonds (JPMorgan Government Bond Index-Emerging Markets Global Diversified Index, USD Unhedged)	-0.83%

Emerging market external debt (JPMorgan Emerging Markets Bond Index (EMBI) Global, USD Hedged)	-1.14%

Below investment grade bonds (ICE BofAML Developed Markets High Yield Constrained Index, USD Hedged)	2.80%

Global investment grade credit bonds (Bloomberg Global Aggregate Credit Index, USD Hedged)	-1.61%

Fixed-rate, local currency government debt of investment grade countries (Bloomberg Global Treasury Index, USD Hedged)	-1.86%

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income distributions and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Statements concerning financial market trends are based on current market conditions, which will fluctuate. There is no guarantee that these investment strategies will work under all market conditions or are appropriate for all investors and each investor should evaluate their ability to invest for the long-term, especially during periods of downturn in the market. Outlook and strategies are subject to change without notice.

2	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Important Information About the Funds

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO California Intermediate Municipal Bond Fund, PIMCO California Municipal Bond Fund, PIMCO California Short Duration Municipal Income Fund, PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO National Intermediate Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each a “Fund” and collectively, the “Funds”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by a Fund are likely to decrease in value. A wide variety of factors can cause interest rates (or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Funds may lose money as a result of movements in interest rates.

As of the date of this report, interest rates in the United States and many parts of the world, including certain European countries, continue to increase. In efforts to combat inflation, the U.S. Federal Reserve raised interest rates multiple times in 2022 and 2023. Thus, the Funds currently face a heightened level of risk associated with rising interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets or negatively impact a Fund’s performance or cause a Fund to incur losses. As a result, a Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Funds may be subject to various risks as described in each Fund’s prospectus and in the Principal and Other Risks in the Notes to Financial Statements.

Classifications of Fund portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments and other sections of this report may differ from the classification used for a Fund’s compliance calculations, including those used in a Fund’s prospectus, investment objectives, regulatory, and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Funds are separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that have provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures have had and may continue to have an adverse effect on the Russian, Belarusian and other securities and economies, which may, in turn, negatively impact a Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European, and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. PIMCO will continue to actively manage these positions in the best interests of the Fund and its shareholders.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, may also negatively impact securities and instruments that are economically tied to Russia.

The Funds may invest in certain instruments that rely in some fashion upon the London Interbank Offered Rate (“LIBOR”). LIBOR was

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	3

Important Information About the Funds	(Cont.)

traditionally an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has announced plans to ultimately phase out the use of LIBOR. Although the transition process away from LIBOR for many instruments has been completed, some LIBOR use is continuing and there are potential effects related to the transition away from LIBOR or continued use of LIBOR on the Fund, or on certain instruments in which the Fund invests, which can be difficult to ascertain, and may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants adopt new reference rates for affected instruments. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields of the Fund that holds such instrument. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to the Fund.

U.S. and global markets recently have experienced increased volatility, including as a result of the recent failures of certain U.S. and non-U.S. banks, which could be harmful to the Funds and issuers in which they invest. For example, if a bank at which a Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Funds invest remain solvent, continued volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Conditions in the banking sector are evolving, and the scope of any potential impacts to the Funds and issuers, both from market conditions and also potential legislative or regulatory responses, are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings, including those of U.S. and non-U.S. banks. Continued market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Funds and issuers in which they invest.

On each individual Fund Summary page in this Shareholder Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that any dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns chart. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. Class C and Class C-2 shares are subject to a 1% CDSC, which may apply in the first year. The Cumulative Returns chart reflects only Institutional Class performance. Performance for I-2, I-3, Class A, Class C and Class C-2 shares, if applicable, is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Performance shown is net of fees and expenses. The minimum initial investment amount for Institutional Class, I-2 and I-3 shares is $1,000,000. The minimum initial investment amount for Class A, Class C and Class C-2 shares is $1,000. Each Fund measures its performance against at least one broad-based securities market index (“benchmark index”) and a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Thomson Reuters company, and represents the total return performance averages of funds that are tracked by Lipper that have the same fund classification. Benchmark indexes do not take into account fees, expenses or taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. There is no assurance that any Fund, including any Fund that has experienced high or unusual performance for one or more periods, will experience similar levels of performance in the future. High performance is defined as a significant increase in either 1) a Fund’s total return in excess of that of the Fund’s benchmark between reporting periods or 2) a Fund’s total return in excess of the Fund’s historical returns between reporting periods. Unusual performance is defined as a significant change in a Fund’s performance as compared to one or more previous reporting periods. Historical performance for the Funds or a share class thereof may have been positively impacted by fee waivers or expense limitations in place during some or all of the periods shown, if applicable. Future performance (including total return or yield) and distributions may be negatively impacted by the expiration or reduction of any such fee waivers or expense limitations.

4	PIMCO TAX-EFFICIENT STRATEGY FUNDS

The following table discloses the inception dates of each Fund and its respective share classes along with each Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Class A	Class C	Class C-2	Diversification Status
PIMCO California Intermediate Municipal Bond Fund	08/31/99	08/31/99	04/30/08	—	10/19/99	08/31/09	—	Diversified
PIMCO California Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO California Short Duration Municipal Income Fund	08/31/06	08/31/06	05/30/08	—	08/31/06	—	—	Diversified
PIMCO High Yield Municipal Bond Fund	07/31/06	07/31/06	04/30/08	07/30/21	07/31/06	12/29/06	—	Diversified
PIMCO Municipal Bond Fund	12/31/97	12/31/97	04/30/08	07/30/21	04/01/98	04/01/98	—	Diversified
PIMCO National Intermediate Municipal Bond Fund	05/31/12	05/31/12	05/31/12	—	05/31/12	05/31/12	—	Diversified
PIMCO New York Municipal Bond Fund	08/31/99	08/31/99	11/19/10	07/30/21	10/19/99	08/31/09	—	Non-Diversified
PIMCO Short Duration Municipal Income Fund	08/31/99	08/31/99	04/30/08	07/30/21	03/28/02	03/28/02	10/21/20	Diversified

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Funds. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Fund’s prospectus nor a Fund’s summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Fund creates a contract between or among any shareholder of a Fund, on the one hand, and the Trust, a Fund, a service provider to the Trust or a Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to a Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30th, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Funds’ website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request by calling PIMCO at (888) 87-PIMCO.

SEC rules allow the Fund to fulfill its obligation to deliver shareholder reports to investors by providing access to such reports online free of charge and by mailing a notice that the report is electronically available. Investors may elect to receive all future reports in paper free of charge by contacting their financial intermediary or, if invested directly with a Fund, investors can inform the Fund by calling (888) 87-PIMCO. Any election to receive reports in paper will apply to all funds held with the fund complex if invested directly with a Fund or to all funds held in the investor’s account if invested through a financial intermediary.

In May 2022, the SEC proposed a framework that would require certain registered funds (such as the Funds) to disclose their environmental, social, and governance (“ESG”) investing practices. Among other things, the proposed requirements would mandate that funds meeting three pre-defined classifications (i.e., integrated, ESG focused and/or impact funds) provide prospectus and shareholder report disclosure related to the ESG factors, criteria and processes used in managing the fund. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In October 2022, the SEC adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will impact the

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	5

Important Information About the Funds	(Cont.)

disclosures provided to shareholders. The rule amendments are effective as of January 24, 2023, but the SEC is providing an 18-month compliance period following the effective date for such amendments other than those addressing fee and expense information in advertisements that might be materially misleading.

In November 2022, the SEC proposed rule amendments which, among other things, would require funds to adopt swing pricing in order to mitigate dilution of shareholders’ interests in a fund by requiring the adjustment of fund net asset value per share to pass on costs stemming from shareholder purchase or redemption activity. In addition the proposed rule would amend the liquidity rule framework. The proposal’s impact on the Funds will not be known unless and until any final rulemaking is adopted.

In November 2022, the SEC adopted amendments to Form N-PX under the Act to improve the utility to investors of proxy voting information reported by mutual funds, ETFs and certain other funds. The rule amendments will expand the scope of funds’ Form N-PX reporting obligations, subject managers to Form N-PX reporting obligations for “Say on Pay” votes, enhance Form N-PX disclosures, permit joint reporting by funds, managers and affiliated managers on Form N-PX; and require website availability of fund proxy voting records. The amendments will become effective on July 1, 2024. Funds and managers will be required to file their first reports covering the period from July 1, 2023 to June 30, 2024 on amended Form N-PX by August 31, 2024.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion).

6	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Intermediate Municipal Bond Fund

Institutional Class - PCIMX	Class A - PCMBX
I-2 - PCIPX	Class C - PCFCX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Ad Valorem Property Tax	13.2%

Electric Power & Light Revenue	10.2%

Health, Hospital & Nursing Home Revenue	9.9%

Port, Airport & Marina Revenue	7.3%

Lease (Abatement)	5.3%

Sewer Revenue	5.2%

Tobacco Settlement Funded	5.1%

Natural Gas Revenue	4.6%

Special Tax	4.3%

Sales Tax Revenue	3.9%

Water Revenue	3.5%

Local or Guaranteed Housing	3.2%

College & University Revenue	2.8%

Tax Increment/Allocation Revenue	2.3%

Lease Revenue	1.2%

Resource Recovery Revenue	1.1%

Other	3.9%

Short-Term Instruments‡	13.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO California Intermediate Municipal Bond Fund Institutional Class	(2.52)%	2.83%	0.91%	1.68%	3.06%
PIMCO California Intermediate Municipal Bond Fund I-2	(2.57)%	2.72%	0.81%	1.58%	2.96%
PIMCO California Intermediate Municipal Bond Fund Class A	(2.68)%	2.49%	0.58%	1.35%	2.70%
PIMCO California Intermediate Municipal Bond Fund Class A (adjusted)	(4.87)%	0.18%	0.13%	0.96%	2.58%
PIMCO California Intermediate Municipal Bond Fund Class C	(3.04)%	1.73%	(0.17)%	0.59%	1.96%
PIMCO California Intermediate Municipal Bond Fund Class C (adjusted)	(4.00)%	0.73%	(0.17)%	0.59%	1.96%
Bloomberg California Intermediate Municipal Bond Index	(3.60)%	2.40%	1.03%	1.85%	3.83%
Lipper California Intermediate Municipal Debt Funds Average	(2.59)%	2.52%	0.69%	1.54%	3.29%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.455% for Institutional Class shares, 0.555% for I-2 shares, 0.785% for Class A shares, and 1.535% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO California Intermediate Municipal Bond Fund seeks high current income exempt from federal and California income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to a select duration position contributed to performance, as municipal yields broadly rose.

»	Underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

»	Security selection within the water and sewer sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	Overweight exposure to the housing sector detracted from performance, as the sector underperformed the broader municipal market.

»	Overweight exposure to the healthcare sector detracted from performance, as the sector underperformed the broader municipal market.

»	Overweight exposure to the special tax sector detracted from performance, as the sector underperformed the broader municipal market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	7

PIMCO California Municipal Bond Fund

Institutional Class - PCTIX	Class A - PCTTX
I-2 - PCTPX	Class C - PCTGX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Ad Valorem Property Tax	15.3%

Health, Hospital & Nursing Home Revenue	9.6%

Electric Power & Light Revenue	6.6%

Local or Guaranteed Housing	6.2%

Tobacco Settlement Funded	5.5%

Water Revenue	5.2%

Port, Airport & Marina Revenue	4.8%

Sales Tax Revenue	4.2%

College & University Revenue	4.1%

Special Tax	4.0%

Lease (Abatement)	3.6%

Natural Gas Revenue	2.7%

Highway Revenue Tolls	2.6%

General Fund	2.3%

Charter School Aid	2.3%

Sewer Revenue	1.7%

Recreational Revenue	1.5%

Economic Development Revenue	1.2%

Other	2.4%

Short-Term Instruments‡	14.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/12)
PIMCO California Municipal Bond Fund Institutional Class	(3.03)%	4.40%	1.38%	2.93%	2.66%
PIMCO California Municipal Bond Fund I-2	(3.07)%	4.30%	1.28%	2.83%	2.56%
PIMCO California Municipal Bond Fund Class A	(3.19)%	4.04%	1.03%	2.57%	2.30%
PIMCO California Municipal Bond Fund Class A (adjusted)	(5.36)%	1.68%	0.58%	2.18%	1.96%
PIMCO California Municipal Bond Fund Class C	(3.56)%	3.26%	0.28%	1.81%	1.54%
PIMCO California Municipal Bond Fund Class C (adjusted)	(4.51)%	2.26%	0.28%	1.81%	1.54%
Bloomberg California Municipal Bond Index	(3.71)%	2.95%	1.06%	2.42%	2.24%
Lipper California Municipal Debt Funds Average	(3.86)%	2.63%	0.36%	2.33%	2.01%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.45% for Institutional Class shares, 0.55% for I-2 shares, 0.80% for Class A shares, and 1.55% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO California Municipal Bond Fund seeks high current income exempt from federal and California income tax by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within the transportation sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	A tactical allocation to taxable municipals contributed to performance, as the Fund’s taxable municipal holdings outperformed the broader municipal market.

»	Underweight exposure to the lease-backed sector contributed to performance, as the sector underperformed the broader municipal market.

»	Yield curve strategies detracted from performance, as municipal yields broadly rose.

»	Security selection within the industrial revenue sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Overweight exposure to the special tax sector detracted from performance, as the sector underperformed the broader municipal market.

8	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO California Short Duration Municipal Income Fund

Institutional Class - PCDIX	Class A - PCDAX
I-2 - PCDPX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	10.6%

Electric Power & Light Revenue	10.5%

Ad Valorem Property Tax	9.5%

Water Revenue	9.0%

General Fund	8.7%

Tobacco Settlement Funded	7.8%

Highway Revenue Tolls	7.7%

Lease (Abatement)	4.5%

Miscellaneous Revenue	4.2%

Natural Gas Revenue	3.6%

Sewer Revenue	2.8%

Local or Guaranteed Housing	2.4%

Recreational Revenue	2.3%

Sales Tax Revenue	2.0%

College & University Revenue	1.7%

Other	3.4%

Short-Term Instruments‡	9.3%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/06)
PIMCO California Short Duration Municipal Income Fund Institutional Class	(0.53)%	2.25%	0.81%	0.80%	1.31%
PIMCO California Short Duration Municipal Income Fund I-2	(0.57)%	2.15%	0.71%	0.70%	1.21%
PIMCO California Short Duration Municipal Income Fund Class A	(0.72)%	1.85%	0.41%	0.40%	0.91%
PIMCO California Short Duration Municipal Income Fund Class A (adjusted)	(2.96)%	(0.44)%	(0.05)%	0.17%	0.77%
Bloomberg California 1 Year Municipal Bond Index	0.01%	2.25%	0.88%	0.76%	1.47%
Lipper California Short/Intermediate Municipal Debt Funds Average	(1.42)%	2.13%	0.62%	0.95%	1.79%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.33% for Institutional Class shares, 0.43% for I-2 shares and 0.73% for Class A shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO California Short Duration Municipal Income Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal and California income tax (“California Municipal Bonds”). California Municipal Bonds generally are issued by or on behalf of the State of California and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of California whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and California income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within the special tax sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	Underweight exposure to the lease-backed sector contributed to performance, as the sector underperformed the broader municipal market.

»	A tactical allocation to taxable municipals contributed to performance, as the Fund’s taxable municipal holdings outperformed the broader municipal market.

»	Overweight exposure to a select duration position detracted from performance, as municipal yields broadly rose.

»	Security selection within the industrial revenue sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Security selection within the electric utility sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	9

PIMCO High Yield Municipal Bond Fund

Institutional Class - PHMIX	Class A - PYMAX
I-2 - PYMPX	Class C - PYMCX
I-3 - PYMNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	13.3%

Industrial Revenue	9.5%

Ad Valorem Property Tax	7.9%

Local or Guaranteed Housing	7.2%

Tobacco Settlement Funded	6.3%

Natural Gas Revenue	5.4%

Sales Tax Revenue	4.8%

Electric Power & Light Revenue	4.6%

Port, Airport & Marina Revenue	4.5%

Water Revenue	2.7%

Highway Revenue Tolls	2.2%

Lease (Appropriation)	2.2%

Appropriations	2.0%

Economic Development Revenue	2.0%

Resource Recovery Revenue	1.9%

Income Tax Revenue	1.6%

Miscellaneous Taxes	1.5%

General Fund	1.4%

Charter School Aid	1.3%

Nuclear Revenue	1.3%

Special Assessment	1.3%

Fuel Sales Tax Revenue	1.2%

College & University Revenue	1.1%

Sewer Revenue	1.1%

Other	4.4%

Short-Term Instruments‡	2.2%

Corporate Bonds & Notes	3.1%

Other	2.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/06)
PIMCO High Yield Municipal Bond Fund Institutional Class	(2.13)%	3.43%	1.54%	4.08%	3.40%
PIMCO High Yield Municipal Bond Fund I-2	(2.18)%	3.33%	1.44%	3.97%	3.30%
PIMCO High Yield Municipal Bond Fund I-3	(2.20)%	3.28%	1.39%	3.92%	3.25%
PIMCO High Yield Municipal Bond Fund Class A	(2.27)%	3.12%	1.24%	3.77%	3.10%
PIMCO High Yield Municipal Bond Fund Class A (adjusted)	(4.47)%	0.80%	0.78%	3.37%	2.92%
PIMCO High Yield Municipal Bond Fund Class C	(2.64)%	2.35%	0.48%	2.99%	2.33%
PIMCO High Yield Municipal Bond Fund Class C (adjusted)	(3.59)%	1.37%	0.48%	2.99%	2.33%
Bloomberg High Yield Municipal Bond Index	(2.66)%	3.48%	1.75%	4.03%	3.93%
Lipper High Yield Municipal Debt Funds Average	(3.50)%	1.82%	0.42%	3.05%	2.84%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.60% for Institutional Class shares, 0.70% for I-2 shares, 0.80% for I-3 shares, 0.90% for Class A shares, and 1.65% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO High Yield Municipal Bond Fund seeks high current income exempt from federal income tax, with total return as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to a select duration position contributed to performance, as municipal yields broadly rose.

»	A tactical allocation to taxable municipals contributed to performance, as the Fund’s taxable municipal holdings outperformed the broader municipal market.

»	Underweight exposure to the healthcare sector contributed to performance, as the sector underperformed the broader municipal market.

»	Security selection within the transportation sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Security selection within the industrial revenue sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Underweight exposure to the special tax sector detracted from performance, as the sector outperformed the broader municipal market.

10	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO Municipal Bond Fund

Institutional Class - PFMIX	Class A - PMLAX
I-2 - PMUPX	Class C - PMLCX
I-3 - PMUNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	11.3%

Ad Valorem Property Tax	7.9%

Port, Airport & Marina Revenue	7.4%

Natural Gas Revenue	5.8%

Highway Revenue Tolls	5.2%

Water Revenue	5.2%

Electric Power & Light Revenue	5.0%

Industrial Revenue	4.6%

General Fund	3.8%

Sales Tax Revenue	3.5%

Tobacco Settlement Funded	3.5%

Local or Guaranteed Housing	3.4%

Income Tax Revenue	2.9%

Appropriations	2.6%

Fuel Sales Tax Revenue	2.5%

Lease (Appropriation)	2.1%

Miscellaneous Revenue	1.9%

College & University Revenue	1.7%

Miscellaneous Taxes	1.5%

Economic Development Revenue	1.1%

Nuclear Revenue	1.1%

Other	5.3%

Short-Term Instruments‡	7.4%

Corporate Bonds & Notes	1.2%

U.S. Government Agencies	1.1%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/97)
PIMCO Municipal Bond Fund Institutional Class	(2.03)%	3.83%	1.22%	2.96%	3.54%
PIMCO Municipal Bond Fund I-2	(2.08)%	3.73%	1.12%	2.86%	3.42%
PIMCO Municipal Bond Fund I-3	(2.10)%	3.68%	1.07%	2.80%	3.41%
PIMCO Municipal Bond Fund Class A	(2.18)%	3.51%	0.91%	2.64%	3.20%
PIMCO Municipal Bond Fund Class A (adjusted)	(4.38)%	1.18%	0.45%	2.25%	3.07%
PIMCO Municipal Bond Fund Class C	(2.42)%	3.00%	0.41%	2.13%	2.68%
PIMCO Municipal Bond Fund Class C (adjusted)	(3.39)%	2.00%	0.41%	2.13%	2.68%
Bloomberg Municipal Bond Index	(4.05)%	2.66%	1.05%	2.29%	3.91%
Lipper General & Insured Municipal Debt Funds Average	(3.68)%	2.42%	0.52%	2.08%	3.31%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.47% for Institutional Class shares, 0.57% for I-2 shares, 0.67% for I-3 shares, 0.78% for Class A shares, and 1.28% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Municipal Bond Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the general obligation segment contributed from performance, as the segment underperformed the broader municipal market.

»	Underweight exposure to the water and sewer sector contributed to performance, as the sector underperformed the broader municipal market.

»	Underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

»	Yield curve strategies detracted from performance, as yields broadly increased.

»	Security selection within the industrial revenue sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Security selection within the housing sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	11

PIMCO National Intermediate Municipal Bond Fund

Institutional Class - PMNIX	Class A - PMNTX
I-2 - PMNPX	Class C - PMNNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	13.5%

Port, Airport & Marina Revenue	12.8%

Ad Valorem Property Tax	10.4%

Water Revenue	6.3%

Electric Power & Light Revenue	6.3%

Natural Gas Revenue	5.7%

Industrial Revenue	4.5%

Highway Revenue Tolls	4.0%

Sales Tax Revenue	3.3%

Tobacco Settlement Funded	3.2%

Miscellaneous Revenue	3.2%

Income Tax Revenue	2.9%

Appropriations	2.7%

General Fund	2.4%

Lease (Appropriation)	2.0%

Economic Development Revenue	1.8%

Local or Guaranteed Housing	1.4%

Sewer Revenue	1.2%

Government Fund/Grant Revenue	1.1%

Other	4.9%

Short-Term Instruments‡	5.4%

Other	1.0%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/31/12)
PIMCO National Intermediate Municipal Bond Fund Institutional Class	(2.34)%	3.50%	1.48%	2.26%	2.14%
PIMCO National Intermediate Municipal Bond Fund I-2	(2.39)%	3.40%	1.38%	2.16%	2.04%
PIMCO National Intermediate Municipal Bond Fund Class A	(2.51)%	3.14%	1.12%	1.90%	1.79%
PIMCO National Intermediate Municipal Bond Fund Class A (adjusted)	(4.74)%	0.79%	0.66%	1.51%	1.45%
PIMCO National Intermediate Municipal Bond Fund Class C	(2.76)%	2.63%	0.62%	1.39%	1.29%
PIMCO National Intermediate Municipal Bond Fund Class C (adjusted)	(3.72)%	1.63%	0.62%	1.39%	1.29%
Bloomberg 1-15 Year Municipal Bond Index	(3.25)%	2.50%	1.25%	1.98%	1.81%
Lipper Intermediate Municipal Debt Funds Average	(2.76)%	2.77%	0.97%	1.69%	1.47%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.45% for Institutional Class shares, 0.55% for I-2 shares, 0.80% for Class A shares, and 1.30% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO National Intermediate Municipal Bond Fund seeks maximum tax exempt income by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to the education sector contributed to performance, as the sector underperformed the broader municipal market.

»	Security selection within the special tax sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	Underweight exposure to the lease-backed sector contributed to performance, as the sector underperformed the broader municipal market.

»	Yield curve strategies detracted from performance, as municipal yields broadly rose.

»	Security selection within the transportation sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Security selection within the industrial revenue sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

12	PIMCO TAX-EFFICIENT STRATEGY FUNDS

PIMCO New York Municipal Bond Fund

Institutional Class - PNYIX	Class A - PNYAX
I-2 - PNYPX	Class C - PBFCX
I-3 - PNYNX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Income Tax Revenue	24.2%

Health, Hospital & Nursing Home Revenue	7.4%

College & University Revenue	7.3%

Ad Valorem Property Tax	6.2%

Sales Tax Revenue	5.4%

Industrial Revenue	5.4%

Water Revenue	5.1%

Natural Gas Revenue	4.4%

Electric Power & Light Revenue	4.0%

Port, Airport & Marina Revenue	3.7%

Highway Revenue Tolls	3.1%

Tobacco Settlement Funded	2.7%

Miscellaneous Revenue	2.7%

Local or Guaranteed Housing	2.0%

General Fund	1.0%

Appropriations	1.0%

Other	4.2%

Short-Term Instruments‡	10.2%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO New York Municipal Bond Fund Institutional Class	(2.47)%	4.36%	1.08%	2.51%	3.96%
PIMCO New York Municipal Bond Fund I-2	(2.52)%	4.26%	0.98%	2.41%	3.86%
PIMCO New York Municipal Bond Fund I-3	(2.54)%	4.21%	0.93%	2.36%	3.81%
PIMCO New York Municipal Bond Fund Class A	(2.63)%	4.02%	0.75%	2.17%	3.60%
PIMCO New York Municipal Bond Fund Class A (adjusted)	(4.82)%	1.68%	0.29%	1.78%	3.46%
PIMCO New York Municipal Bond Fund Class C	(3.00)%	3.25%	(0.01)%	1.41%	2.85%
PIMCO New York Municipal Bond Fund Class C (adjusted)	(3.95)%	2.25%	(0.01)%	1.41%	2.85%
Bloomberg New York Municipal Bond Index	(4.29)%	3.11%	0.87%	2.12%	3.88%
Lipper New York Municipal Debt Funds Average	(4.04)%	2.83%	0.34%	2.01%	3.32%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.455% for Institutional Class shares, 0.555% for I-2 shares, 0.655% for I-3 shares, 0.785% for Class A shares, and 1.535% for Class C shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO New York Municipal Bond Fund seeks high current income exempt from federal and New York income tax, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax (“New York Municipal Bonds”). New York Municipal Bonds generally are issued by or on behalf of the State of New York and its political subdivisions, financing authorities and their agencies. The Fund may invest in debt securities of an issuer located outside of New York whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from regular federal income tax and New York income tax. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Underweight exposure to a select duration position contributed to performance, as municipal yields broadly rose.

»	Security selection within the special tax sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	Security selection within the transportation sector contributed to performance, as the Fund’s holdings outperformed the broader municipal market.

»	Overweight exposure to the healthcare sector detracted from performance, as the sector underperformed the broader municipal market.

»	Security selection within the industrial revenue sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Overweight exposure to the education sector detracted from performance, as the sector underperformed the broader municipal market.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	13

PIMCO Short Duration Municipal Income Fund

Institutional Class - PSDIX	Class A - PSDAX
I-2 - PSDPX	Class C - PSDCX
I-3 - PSDUX	Class C-2 - PCCMX

Cumulative Returns Through September 30, 2023

$1,000,000 invested at the end of the month when the Fund’s Institutional Class commenced operations.

Allocation Breakdown as of September 30, 2023†§

Municipal Bonds & Notes

Health, Hospital & Nursing Home Revenue	18.4%

Ad Valorem Property Tax	11.9%

Electric Power & Light Revenue	9.8%

Natural Gas Revenue	6.1%

Port, Airport & Marina Revenue	5.9%

Industrial Revenue	5.4%

Sales Tax Revenue	4.8%

Highway Revenue Tolls	4.0%

General Fund	2.9%

Income Tax Revenue	2.4%

College & University Revenue	2.4%

Tobacco Settlement Funded	2.2%

Water Revenue	2.0%

Fuel Sales Tax Revenue	2.0%

Resource Recovery Revenue	1.8%

Recreational Revenue	1.8%

Local or Guaranteed Housing	1.7%

Appropriations	1.6%

Miscellaneous Revenue	1.4%

Hotel Occupancy Tax	1.4%

Sewer Revenue	1.1%

Lease (Appropriation)	1.1%

Other	3.1%

Short-Term Instruments‡	4.8%
†	% of Investments, at value.

§	Allocation Breakdown and % of investments exclude securities sold short and financial derivative instruments, if any.

‡	Includes Central Funds Used for Cash Management Purposes.

Average Annual Total Return for the period ended September 30, 2023

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (08/31/99)
PIMCO Short Duration Municipal Income Fund Institutional Class	(0.22)%	2.92%	1.27%	1.15%	1.43%
PIMCO Short Duration Municipal Income Fund I-2	(0.26)%	2.82%	1.17%	1.05%	1.32%
PIMCO Short Duration Municipal Income Fund I-3	(0.29)%	2.76%	1.12%	1.00%	1.29%
PIMCO Short Duration Municipal Income Fund Class A	(0.41)%	2.51%	0.87%	0.75%	1.02%
PIMCO Short Duration Municipal Income Fund Class A (adjusted)	(2.65)%	0.17%	0.41%	0.52%	0.93%
PIMCO Short Duration Municipal Income Fund Class C	(0.56)%	2.20%	0.57%	0.45%	0.67%
PIMCO Short Duration Municipal Income Fund Class C (adjusted)	(1.55)%	1.20%	0.57%	0.45%	0.67%
PIMCO Short Duration Municipal Income Fund Class C-2	(0.67)%	2.00%	0.37%	0.25%	0.54%
PIMCO Short Duration Municipal Income Fund Class C-2 (adjusted)	(1.65)%	1.00%	0.37%	0.25%	0.54%
Bloomberg 1-Year Municipal Bond Index	(0.01)%	2.29%	1.04%	0.88%	2.01%
Lipper Short Municipal Debt Funds Average	(0.07)%	2.43%	0.75%	0.70%	1.95%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

* Cumulative return.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Differences in the Fund’s performance versus the index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The adjusted returns take into account the maximum sales charge of 2.25% on Class A shares and 1.00% CDSC on Class C and Class C-2 shares. For performance current to the most recent month-end, visit www.pimco.com or via (888) 87-PIMCO.

For periods prior to the inception date of a share class launched subsequent to the Fund’s inception date, the performance information shown is adjusted for the performance of the Fund’s Institutional Class shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by each respective share class.

The Fund’s total annual operating expense ratio, as stated in the Fund’s currently-effective prospectus (as of the date of this report), were 0.33% for Institutional Class shares, 0.43% for I-2 shares, 0.53% for I-3 shares, 0.73% for Class A shares, 1.03% for Class C shares, and 1.23% for Class C-2 shares. See Financial Highlights for actual expense ratios as of the end of the period covered by this report.

Investment Objective and Strategy Overview

PIMCO Short Duration Municipal Income Fund seeks high current income exempt from federal income tax, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in debt securities whose interest is, in the opinion of bond counsel for the issuer at the time of issuance, exempt from federal income tax (“Municipal Bonds”). Municipal Bonds generally are issued by or on behalf of states and local governments and their agencies, authorities and other instrumentalities. Fund strategies may change from time to time. Please refer to the Fund’s current prospectus for more information regarding the Fund’s strategy.

Fund Insights

The following affected performance (on a gross basis) during the reporting period:

»	Security selection within the pre-refunded segment contributed to performance, as select securities posted positive returns.

»	Underweight exposure to the water and sewer sector contributed to performance, as the sector underperformed the broader municipal market.

»	A tactical allocation to taxable municipals contributed to performance, as the Fund’s taxable municipal holdings outperformed the broader municipal market.

»	Overweight exposure to a select duration position detracted from performance, as yields broadly increased.

»	Security selection within the industrial revenue sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

»	Security selection within the electric utility sector detracted from performance, as the Fund’s holdings underperformed the broader municipal market.

14	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Expense Examples

Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and exchange fees and (2) ongoing costs, including investment advisory fees, supervisory and administrative fees, distribution and/or service (12b-1) fees (if applicable), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds and share classes is from April 1, 2023 to September 30, 2023 unless noted otherwise in the table and footnotes below.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any Acquired Fund Fees and Expenses or transactional costs, such as sales charges (loads) on purchase payments and exchange fees, if any. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the investment advisory fees and supervisory and administrative fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO California Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$974.80	$2.19	$1,000.00	$1,022.71	$2.24	0.445%
I-2	1,000.00	974.30	2.68	1,000.00	1,022.21	2.75	0.545
Class A	1,000.00	973.20	3.81	1,000.00	1,021.07	3.91	0.775
Class C	1,000.00	969.60	7.49	1,000.00	1,017.33	7.67	1.525

PIMCO California Municipal Bond Fund
Institutional Class	$1,000.00	$969.70	$2.21	$1,000.00	$1,022.69	$2.27	0.45	%(a)
I-2	1,000.00	969.30	2.70	1,000.00	1,022.19	2.77	0.55	(a)
Class A	1,000.00	968.10	3.93	1,000.00	1,020.94	4.03	0.80	(a)
Class C	1,000.00	964.40	7.59	1,000.00	1,017.20	7.80	1.55	(a)

PIMCO California Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$994.70	$1.69	$1,000.00	$1,023.24	$1.72	0.34%
I-2	1,000.00	994.30	2.19	1,000.00	1,022.74	2.22	0.44
Class A	1,000.00	992.80	3.68	1,000.00	1,021.24	3.73	0.74

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	15

Expense Examples	(Cont.)

	Actual			Hypothetical (5% return before expenses)
	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Beginning Account Value (04/01/23)	Ending Account Value (09/30/23)	Expenses Paid During Period*	Net Annualized Expense Ratio**

PIMCO High Yield Municipal Bond Fund
Institutional Class	$1,000.00	$978.70	$2.76	$1,000.00	$1,022.14	$2.82	0.56	%(b)
I-2	1,000.00	978.20	3.26	1,000.00	1,021.64	3.33	0.66	(b)
I-3	1,000.00	978.00	3.50	1,000.00	1,021.39	3.58	0.71	(b)
Class A	1,000.00	977.30	4.24	1,000.00	1,020.64	4.33	0.86	(b)
Class C	1,000.00	973.60	7.92	1,000.00	1,016.90	8.10	1.61	(b)

PIMCO Municipal Bond Fund
Institutional Class	$1,000.00	$979.70	$2.22	$1,000.00	$1,022.69	$2.27	0.45	%(c)
I-2	1,000.00	979.20	2.71	1,000.00	1,022.19	2.77	0.55	(c)
I-3	1,000.00	979.00	2.96	1,000.00	1,021.94	3.02	0.60	(c)
Class A	1,000.00	978.20	3.75	1,000.00	1,021.14	3.83	0.76	(c)
Class C	1,000.00	975.80	6.21	1,000.00	1,018.65	6.34	1.26	(c)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class	$1,000.00	$976.60	$2.22	$1,000.00	$1,022.69	$2.27	0.45%
I-2	1,000.00	976.10	2.71	1,000.00	1,022.19	2.77	0.55
Class A	1,000.00	974.90	3.94	1,000.00	1,020.94	4.03	0.80
Class C	1,000.00	972.40	6.39	1,000.00	1,018.45	6.54	1.30

PIMCO New York Municipal Bond Fund
Institutional Class	$1,000.00	$975.30	$2.19	$1,000.00	$1,022.71	$2.24	0.445%
I-2	1,000.00	974.80	2.68	1,000.00	1,022.21	2.75	0.545
I-3	1,000.00	974.60	2.93	1,000.00	1,021.96	3.00	0.595
Class A	1,000.00	973.70	3.81	1,000.00	1,021.07	3.91	0.775
Class C	1,000.00	970.00	7.49	1,000.00	1,017.33	7.67	1.525

PIMCO Short Duration Municipal Income Fund
Institutional Class	$1,000.00	$997.80	$1.64	$1,000.00	$1,023.29	$1.66	0.33%
I-2	1,000.00	997.40	2.14	1,000.00	1,022.79	2.17	0.43
I-3	1,000.00	997.10	2.39	1,000.00	1,022.54	2.42	0.48
Class A	1,000.00	995.90	3.63	1,000.00	1,021.29	3.68	0.73
Class C	1,000.00	994.40	5.12	1,000.00	1,019.80	5.19	1.03
Class C-2	1,000.00	993.30	6.11	1,000.00	1,018.80	6.19	1.23

* Expenses Paid During Period are equal to the net annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

** Net Annualized Expense Ratio is reflective of any applicable contractual fee waivers and/or expense reimbursements or voluntary fee waivers. Details regarding fee waivers, if any, can be found in Note 9, Fees and Expenses, in the Notes to Financial Statements.

(a) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.17, $2.66, $3.89, $7.55 for Actual Performance and $2.23, $2.73, $3.99, $7.76 for Hypothetical Performance for Institutional Class, I-2, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(b) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.71, $3.20, $3.45, $4.18, $7.87 for Actual Performance and $2.77, $3.27, $3.52, $4.28, $8.04 for Hypothetical Performance for Institutional Class, I-2, I-3, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

(c) The Net Annualized Expense Ratio reflected in the expense example above includes 0.01% of non-cash interest expense as shown in the Financial Statements. If the example excluded non-cash interest expense, Expenses Paid During Period would have been $2.19, $2.68, $2.93, $3.71, $6.17 for Actual Performance and $2.24, $2.74, $2.99, $3.80, $6.31 for Hypothetical Performance for Institutional Class, I-2, I-3, Class A and Class C, respectively. The additional non-cash interest expense does not reflect actual expenses paid by the Fund, but instead is offset by additional interest income recorded by the Fund in Tender Option Bonds (“TOBs”) transaction accounted for as secured borrowing. Refer to Note 5, Borrowings and Other Financing Transactions, in the Notes to Financial Statements for additional information regarding TOBs.

16	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Benchmark Descriptions

Index*	Benchmark Description

Bloomberg 1-15 Year Municipal Bond Index	Bloomberg 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. It is an unmanaged index representative of the tax exempt bond market.

Bloomberg 1-Year Municipal Bond Index	The Bloomberg 1-Year Municipal Bond Index is the 1 Year (1-2) component of the Bloomberg Municipal Bond Index. The Bloomberg Municipal Bond Index is a rules-based, market-value-weighted index engineered for the long term tax-exempt bond market. To be included in the Index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P and Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark.

Bloomberg California 1 Year Municipal Bond Index	Bloomberg California 1 Year Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having a maturity of at least one year and less than two years.

Bloomberg California Intermediate Municipal Bond Index	Bloomberg California Intermediate Municipal Bond Index is an unmanaged index comprised of California Municipal Bond issues having maturities of at least five years and less than ten years and consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg California Municipal Bond Index	The Bloomberg California Municipal Bond Index is the California component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg High Yield Municipal Bond Index	The Bloomberg High Yield Municipal Bond Index measures the non-investment grade and non-rated U.S. tax-exempt bond market. It is an unmanaged index made up of dollar-denominated, fixed-rate municipal securities that are rated Ba1/BB+/BB+ or below or non-rated and that meet specified maturity, liquidity, and quality requirements.

Bloomberg Municipal Bond Index	Bloomberg Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

Bloomberg New York Municipal Bond Index	The Bloomberg New York Municipal Bond Index is the New York component of the Bloomberg Municipal Bond Index, which consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment-grade municipal bonds issued after 12/31/90 having a remaining maturity of at least one year.

*	It is not possible to invest directly in an unmanaged index.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	17

Financial Highlights

		Investment Operations			Less Distributions(C)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Intermediate Municipal Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.33	$0.14	$(0.37)	$(0.23)	$(0.14)	$0.00	$(0.14)

03/31/2023	9.48	0.24	(0.15)	0.09	(0.24)	0.00	(0.24)

03/31/2022	10.10	0.15	(0.61)	(0.46)	(0.16)	0.00	(0.16)

03/31/2021	9.85	0.21	0.25	0.46	(0.21)	0.00	(0.21)

03/31/2020	9.82	0.22	0.03	0.25	(0.22)	0.00	(0.22)

03/31/2019	9.64	0.25	0.18	0.43	(0.25)	0.00	(0.25)
I-2

04/01/2023 - 09/30/2023+	9.33	0.14	(0.38)	(0.24)	(0.13)	0.00	(0.13)

03/31/2023	9.48	0.23	(0.15)	0.08	(0.23)	0.00	(0.23)

03/31/2022	10.10	0.14	(0.61)	(0.47)	(0.15)	0.00	(0.15)

03/31/2021	9.85	0.20	0.25	0.45	(0.20)	0.00	(0.20)

03/31/2020	9.82	0.21	0.03	0.24	(0.21)	0.00	(0.21)

03/31/2019	9.64	0.24	0.18	0.42	(0.24)	0.00	(0.24)
Class A

04/01/2023 - 09/30/2023+	9.33	0.12	(0.37)	(0.25)	(0.12)	0.00	(0.12)

03/31/2023	9.48	0.21	(0.15)	0.06	(0.21)	0.00	(0.21)

03/31/2022	10.10	0.12	(0.62)	(0.50)	(0.12)	0.00	(0.12)

03/31/2021	9.85	0.18	0.25	0.43	(0.18)	0.00	(0.18)

03/31/2020	9.82	0.19	0.03	0.22	(0.19)	0.00	(0.19)

03/31/2019	9.64	0.22	0.18	0.40	(0.22)	0.00	(0.22)
Class C

04/01/2023 - 09/30/2023+	9.33	0.09	(0.37)	(0.28)	(0.09)	0.00	(0.09)

03/31/2023	9.48	0.14	(0.15)	(0.01)	(0.14)	0.00	(0.14)

03/31/2022	10.10	0.05	(0.62)	(0.57)	(0.05)	0.00	(0.05)

03/31/2021	9.85	0.10	0.25	0.35	(0.10)	0.00	(0.10)

03/31/2020	9.82	0.12	0.03	0.15	(0.12)	0.00	(0.12)

03/31/2019	9.64	0.15	0.18	0.33	(0.15)	0.00	(0.15)

PIMCO California Municipal Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$10.51	$0.19	$(0.50)	$(0.31)	$(0.19)	$0.00	$(0.19)

03/31/2023	10.98	0.32	(0.47)	(0.15)	(0.32)	0.00	(0.32)

03/31/2022	11.65	0.22	(0.68)	(0.46)	(0.21)	0.00	(0.21)

03/31/2021	11.17	0.22	0.48	0.70	(0.22)	0.00	(0.22)

03/31/2020	10.89	0.27	0.29	0.56	(0.28)	0.00	(0.28)

03/31/2019	10.61	0.32	0.27	0.59	(0.31)	0.00	(0.31)
I-2

04/01/2023 - 09/30/2023+	10.51	0.18	(0.50)	(0.32)	(0.18)	0.00	(0.18)

03/31/2023	10.98	0.31	(0.47)	(0.16)	(0.31)	0.00	(0.31)

03/31/2022	11.65	0.20	(0.68)	(0.48)	(0.19)	0.00	(0.19)

03/31/2021	11.17	0.20	0.49	0.69	(0.21)	0.00	(0.21)

03/31/2020	10.89	0.26	0.29	0.55	(0.27)	0.00	(0.27)

03/31/2019	10.61	0.31	0.27	0.58	(0.30)	0.00	(0.30)
Class A

04/01/2023 - 09/30/2023+	10.51	0.17	(0.50)	(0.33)	(0.17)	0.00	(0.17)

03/31/2023	10.98	0.28	(0.47)	(0.19)	(0.28)	0.00	(0.28)

03/31/2022	11.65	0.18	(0.69)	(0.51)	(0.16)	0.00	(0.16)

03/31/2021	11.17	0.18	0.48	0.66	(0.18)	0.00	(0.18)

03/31/2020	10.89	0.23	0.29	0.52	(0.24)	0.00	(0.24)

03/31/2019	10.61	0.28	0.28	0.56	(0.28)	0.00	(0.28)
Class C

04/01/2023 - 09/30/2023+	10.51	0.13	(0.50)	(0.37)	(0.13)	0.00	(0.13)

03/31/2023	10.98	0.20	(0.47)	(0.27)	(0.20)	0.00	(0.20)

03/31/2022	11.65	0.09	(0.68)	(0.59)	(0.08)	0.00	(0.08)

03/31/2021	11.17	0.09	0.49	0.58	(0.10)	0.00	(0.10)

03/31/2020	10.89	0.15	0.28	0.43	(0.15)	0.00	(0.15)

03/31/2019	10.61	0.20	0.28	0.48	(0.20)	0.00	(0.20)

18	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.96	(2.52)%	$112,595	0.445	%*	0.445	%*	0.445	%*	0.445	%*	3.05	%*	7%

9.33	0.98	84,144	0.455		0.455		0.445		0.445		2.57		69

9.48	(4.66)	142,651	0.445		0.445		0.445		0.445		1.52		36

10.10	4.70	119,694	0.445		0.445		0.445		0.445		2.07		22

9.85	2.57	86,747	0.445		0.445		0.445		0.445		2.24		35

9.82	4.54	79,510	0.445		0.445		0.445		0.445		2.61		31

8.96	(2.57)	13,149	0.545	*	0.545	*	0.545	*	0.545	*	2.94	*	7

9.33	0.87	13,596	0.555		0.555		0.545		0.545		2.46		69

9.48	(4.75)	18,742	0.545		0.545		0.545		0.545		1.43		36

10.10	4.59	20,571	0.545		0.545		0.545		0.545		1.98		22

9.85	2.47	18,183	0.545		0.545		0.545		0.545		2.15		35

9.82	4.44	16,630	0.545		0.545		0.545		0.545		2.50		31

8.96	(2.68)	39,230	0.775	*	0.775	*	0.775	*	0.775	*	2.71	*	7

9.33	0.64	42,848	0.785		0.785		0.775		0.775		2.22		69

9.48	(4.97)	55,743	0.775		0.775		0.775		0.775		1.20		36

10.10	4.35	77,522	0.775		0.775		0.775		0.775		1.75		22

9.85	2.24	71,243	0.775		0.775		0.775		0.775		1.90		35

9.82	4.20	50,298	0.775		0.775		0.775		0.775		2.27		31

8.96	(3.04)	3,206	1.525	*	1.525	*	1.525	*	1.525	*	1.96	*	7

9.33	(0.11)	3,839	1.535		1.535		1.525		1.525		1.50		69

9.48	(5.69)	3,771	1.525		1.525		1.525		1.525		0.45		36

10.10	3.57	5,612	1.525		1.525		1.525		1.525		1.00		22

9.85	1.47	7,727	1.525		1.525		1.525		1.525		1.18		35

9.82	3.43	8,991	1.525		1.525		1.525		1.525		1.52		31

$10.01	(3.03)%	$47,503	0.45	%*	0.45	%*	0.44	%*	0.44	%*	3.59	%*	4%

10.51	(1.30)	47,877	0.45		0.45		0.44		0.44		3.05		78

10.98	(4.08)	45,274	0.44		0.44		0.44		0.44		1.85		31

11.65	6.34	43,961	0.44		0.44		0.44		0.44		1.87		27

11.17	5.12	18,625	0.46		0.46		0.44		0.44		2.41		41

10.89	5.71	6,904	0.49		0.49		0.44		0.44		2.98		36

10.01	(3.07)	40,435	0.55	*	0.55	*	0.54	*	0.54	*	3.51	*	4

10.51	(1.40)	27,685	0.55		0.55		0.54		0.54		2.98		78

10.98	(4.18)	22,215	0.54		0.54		0.54		0.54		1.75		31

11.65	6.24	21,952	0.54		0.54		0.54		0.54		1.73		27

11.17	5.02	5,044	0.56		0.56		0.54		0.54		2.32		41

10.89	5.61	1,597	0.59		0.59		0.54		0.54		2.90		36

10.01	(3.19)	49,242	0.80	*	0.80	*	0.79	*	0.79	*	3.24	*	4

10.51	(1.65)	45,226	0.80		0.80		0.79		0.79		2.70		78

10.98	(4.42)	44,434	0.79		0.79		0.79		0.79		1.50		31

11.65	5.97	47,504	0.79		0.79		0.79		0.79		1.54		27

11.17	4.76	31,576	0.81		0.81		0.79		0.79		2.09		41

10.89	5.35	21,456	0.84		0.84		0.79		0.79		2.63		36

10.01	(3.56)	2,445	1.55	*	1.55	*	1.54	*	1.54	*	2.49	*	4

10.51	(2.39)	2,104	1.55		1.55		1.54		1.54		1.90		78

10.98	(5.14)	2,895	1.54		1.54		1.54		1.54		0.76		31

11.65	5.18	2,797	1.54		1.54		1.54		1.54		0.79		27

11.17	3.98	2,030	1.56		1.56		1.54		1.54		1.36		41

10.89	4.56	2,074	1.59		1.59		1.54		1.54		1.88		36

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	19

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(C)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Total

PIMCO California Short Duration Municipal Income Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.61	$0.12	$(0.17)	$(0.05)	$(0.12)	$0.00	$(0.12)

03/31/2023	9.65	0.18	(0.04)	0.14	(0.18)	0.00	(0.18)

03/31/2022	9.96	0.10	(0.31)	(0.21)	(0.10)	0.00	(0.10)

03/31/2021	9.84	0.11	0.12	0.23	(0.11)	0.00	(0.11)

03/31/2020	9.88	0.15	(0.03)	0.12	(0.16)	0.00	(0.16)

03/31/2019	9.82	0.16	0.06	0.22	(0.16)	0.00	(0.16)
I-2

04/01/2023 - 09/30/2023+	9.61	0.11	(0.16)	(0.05)	(0.12)	0.00	(0.12)

03/31/2023	9.65	0.17	(0.04)	0.13	(0.17)	0.00	(0.17)

03/31/2022	9.96	0.09	(0.31)	(0.22)	(0.09)	0.00	(0.09)

03/31/2021	9.84	0.10	0.12	0.22	(0.10)	0.00	(0.10)

03/31/2020	9.88	0.15	(0.04)	0.11	(0.15)	0.00	(0.15)

03/31/2019	9.82	0.15	0.06	0.21	(0.15)	0.00	(0.15)
Class A

04/01/2023 - 09/30/2023+	9.61	0.10	(0.17)	(0.07)	(0.10)	0.00	(0.10)

03/31/2023	9.65	0.13	(0.03)	0.10	(0.14)	0.00	(0.14)

03/31/2022	9.96	0.06	(0.31)	(0.25)	(0.06)	0.00	(0.06)

03/31/2021	9.84	0.07	0.12	0.19	(0.07)	0.00	(0.07)

03/31/2020	9.88	0.11	(0.03)	0.08	(0.12)	0.00	(0.12)

03/31/2019	9.82	0.12	0.06	0.18	(0.12)	0.00	(0.12)

PIMCO High Yield Municipal Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.29	$0.20	$(0.36)	$(0.16)	$(0.20)	$0.00	$(0.20)

03/31/2023	9.07	0.38	(0.77)	(0.39)	(0.38)	(0.01)	(0.39)

03/31/2022	9.67	0.32	(0.53)	(0.21)	(0.31)	(0.08)	(0.39)

03/31/2021	9.03	0.28	0.69	0.97	(0.28)	(0.05)	(0.33)

03/31/2020	9.15	0.34	(0.09)	0.25	(0.35)	(0.02)	(0.37)

03/31/2019	8.98	0.37	0.18	0.55	(0.37)	(0.01)	(0.38)
I-2

04/01/2023 - 09/30/2023+	8.29	0.19	(0.36)	(0.17)	(0.19)	0.00	(0.19)

03/31/2023	9.07	0.37	(0.77)	(0.40)	(0.37)	(0.01)	(0.38)

03/31/2022	9.67	0.31	(0.53)	(0.22)	(0.30)	(0.08)	(0.38)

03/31/2021	9.03	0.27	0.69	0.96	(0.27)	(0.05)	(0.32)

03/31/2020	9.15	0.33	(0.09)	0.24	(0.34)	(0.02)	(0.36)

03/31/2019	8.98	0.36	0.18	0.54	(0.36)	(0.01)	(0.37)
I-3

04/01/2023 - 09/30/2023+	8.29	0.19	(0.36)	(0.17)	(0.19)	0.00	(0.19)

03/31/2023	9.07	0.38	(0.78)	(0.40)	(0.37)	(0.01)	(0.38)

07/30/2021 - 03/31/2022	10.05	0.25	(0.95)	(0.70)	(0.20)	(0.08)	(0.28)
Class A

04/01/2023 - 09/30/2023+	8.29	0.19	(0.36)	(0.17)	(0.19)	0.00	(0.19)

03/31/2023	9.07	0.35	(0.77)	(0.42)	(0.35)	(0.01)	(0.36)

03/31/2022	9.67	0.29	(0.53)	(0.24)	(0.28)	(0.08)	(0.36)

03/31/2021	9.03	0.25	0.69	0.94	(0.25)	(0.05)	(0.30)

03/31/2020	9.15	0.32	(0.10)	0.22	(0.32)	(0.02)	(0.34)

03/31/2019	8.98	0.35	0.18	0.53	(0.35)	(0.01)	(0.36)
Class C

04/01/2023 - 09/30/2023+	8.29	0.16	(0.36)	(0.20)	(0.16)	0.00	(0.16)

03/31/2023	9.07	0.29	(0.77)	(0.48)	(0.29)	(0.01)	(0.30)

03/31/2022	9.67	0.22	(0.54)	(0.32)	(0.20)	(0.08)	(0.28)

03/31/2021	9.03	0.18	0.69	0.87	(0.18)	(0.05)	(0.23)

03/31/2020	9.15	0.25	(0.10)	0.15	(0.25)	(0.02)	(0.27)

03/31/2019	8.98	0.28	0.18	0.46	(0.28)	(0.01)	(0.29)

20	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.44	(0.53)%	$86,477	0.34	%*	0.34	%*	0.33	%*	0.33	%*	2.47	%*	10%

9.61	1.44	129,990	0.33		0.33		0.33		0.33		1.85		57

9.65	(2.09)	102,037	0.33		0.33		0.33		0.33		0.98		53

9.96	2.39	106,925	0.33		0.33		0.33		0.33		1.13		44

9.84	1.19	99,403	0.33		0.33		0.33		0.33		1.56		69

9.88	2.29	83,637	0.33		0.33		0.33		0.33		1.67		67

9.44	(0.57)	25,378	0.44	*	0.44	*	0.43	*	0.43	*	2.38	*	10

9.61	1.34	31,976	0.43		0.43		0.43		0.43		1.74		57

9.65	(2.18)	27,684	0.43		0.43		0.43		0.43		0.89		53

9.96	2.28	17,686	0.43		0.43		0.43		0.43		1.03		44

9.84	1.08	14,414	0.43		0.43		0.43		0.43		1.47		69

9.88	2.19	15,105	0.43		0.43		0.43		0.43		1.57		67

9.44	(0.72)	18,249	0.74	*	0.74	*	0.73	*	0.73	*	2.09	*	10

9.61	1.03	20,070	0.73		0.73		0.73		0.73		1.40		57

9.65	(2.48)	24,755	0.73		0.73		0.73		0.73		0.59		53

9.96	1.98	37,831	0.73		0.73		0.73		0.73		0.73		44

9.84	0.78	31,745	0.73		0.73		0.73		0.73		1.15		69

9.88	1.88	26,500	0.73		0.73		0.73		0.73		1.26		67

$7.93	(2.01)%	$1,288,682	0.56	%*	0.56	%*	0.55	%*	0.55	%*	4.81	%*	14%

8.29	(4.22)	1,298,587	0.60		0.60		0.55		0.55		4.51		72

9.07	(2.39)	1,290,792	0.57		0.57		0.55		0.55		3.28		34

9.67	10.90	1,490,516	0.57		0.57		0.55		0.55		2.92		39

9.03	2.63	548,772	0.63		0.63		0.55		0.55		3.67		68

9.15	6.35	496,572	0.66		0.66		0.55		0.55		4.16		68

7.93	(2.06)	717,143	0.66	*	0.66	*	0.65	*	0.65	*	4.73	*	14

8.29	(4.32)	594,074	0.70		0.70		0.65		0.65		4.38		72

9.07	(2.49)	601,652	0.67		0.67		0.65		0.65		3.20		34

9.67	10.79	610,083	0.67		0.67		0.65		0.65		2.86		39

9.03	2.53	277,552	0.73		0.73		0.65		0.65		3.54		68

9.15	6.24	189,819	0.76		0.76		0.65		0.65		4.06		68

7.93	(2.08)	30,883	0.71	*	0.76	*	0.70	*	0.75	*	4.70	*	14

8.29	(4.36)	16,569	0.75		0.80		0.70		0.75		4.56		72

9.07	(7.06)	905	0.72	*	0.77	*	0.70	*	0.75	*	3.99	*	34

7.93	(2.15)	755,761	0.86	*	0.86	*	0.85	*	0.85	*	4.52	*	14

8.29	(4.51)	736,046	0.90		0.90		0.85		0.85		4.17		72

9.07	(2.69)	838,154	0.87		0.87		0.85		0.85		2.99		34

9.67	10.57	912,461	0.87		0.87		0.85		0.85		2.69		39

9.03	2.33	674,955	0.93		0.93		0.85		0.85		3.36		68

9.15	6.03	585,792	0.96		0.96		0.85		0.85		3.86		68

7.93	(2.52)	51,979	1.61	*	1.61	*	1.60	*	1.60	*	3.76	*	14

8.29	(5.23)	49,975	1.65		1.65		1.60		1.60		3.41		72

9.07	(3.42)	59,579	1.62		1.62		1.60		1.60		2.23		34

9.67	9.75	69,741	1.62		1.62		1.60		1.60		1.97		39

9.03	1.57	87,883	1.68		1.68		1.60		1.60		2.63		68

9.15	5.25	87,662	1.71		1.71		1.60		1.60		3.11		68

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	21

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(C)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	FromNet Realized Capital Gains	Total

PIMCO Municipal Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$9.26	$0.18	$(0.36)	$(0.18)	$(0.18)	$0.00	$(0.18)

03/31/2023	9.76	0.31	(0.50)	(0.19)	(0.31)	0.00	(0.31)

03/31/2022	10.38	0.23	(0.63)	(0.40)	(0.22)	0.00	(0.22)

03/31/2021	9.95	0.24	0.43	0.67	(0.24)	0.00	(0.24)

03/31/2020	9.87	0.31	0.08	0.39	(0.31)	0.00	(0.31)

03/31/2019	9.74	0.36	0.13	0.49	(0.36)	0.00	(0.36)
I-2

04/01/2023 - 09/30/2023+	9.26	0.17	(0.36)	(0.19)	(0.17)	0.00	(0.17)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

03/31/2022	10.38	0.22	(0.63)	(0.41)	(0.21)	0.00	(0.21)

03/31/2021	9.95	0.23	0.43	0.66	(0.23)	0.00	(0.23)

03/31/2020	9.87	0.30	0.08	0.38	(0.30)	0.00	(0.30)

03/31/2019	9.74	0.35	0.13	0.48	(0.35)	0.00	(0.35)
I-3

04/01/2023 - 09/30/2023+	9.26	0.17	(0.36)	(0.19)	(0.17)	0.00	(0.17)

03/31/2023	9.76	0.31	(0.51)	(0.20)	(0.30)	0.00	(0.30)

07/30/2021 - 03/31/2022	10.64	0.16	(0.90)	(0.74)	(0.14)	0.00	(0.14)
Class A

04/01/2023 - 09/30/2023+	9.26	0.16	(0.36)	(0.20)	(0.16)	0.00	(0.16)

03/31/2023	9.76	0.28	(0.50)	(0.22)	(0.28)	0.00	(0.28)

03/31/2022	10.38	0.19	(0.62)	(0.43)	(0.19)	0.00	(0.19)

03/31/2021	9.95	0.20	0.44	0.64	(0.21)	0.00	(0.21)

03/31/2020	9.87	0.28	0.08	0.36	(0.28)	0.00	(0.28)

03/31/2019	9.74	0.33	0.13	0.46	(0.33)	0.00	(0.33)
Class C

04/01/2023 - 09/30/2023+	9.26	0.14	(0.36)	(0.22)	(0.14)	0.00	(0.14)

03/31/2023	9.76	0.24	(0.51)	(0.27)	(0.23)	0.00	(0.23)

03/31/2022	10.38	0.14	(0.62)	(0.48)	(0.14)	0.00	(0.14)

03/31/2021	9.95	0.16	0.43	0.59	(0.16)	0.00	(0.16)

03/31/2020	9.87	0.23	0.08	0.31	(0.23)	0.00	(0.23)

03/31/2019	9.74	0.29	0.12	0.41	(0.28)	0.00	(0.28)

PIMCO National Intermediate Municipal Bond Fund
Institutional Class

04/01/2023 - 09/30/2023+	$10.27	$0.17	$(0.41)	$(0.24)	$(0.17)	$0.00	$(0.17)

03/31/2023	10.36	0.29	(0.11)	0.18	(0.27)	0.00	(0.27)

03/31/2022	11.01	0.21	(0.65)	(0.44)	(0.21)	0.00	(0.21)

03/31/2021	10.61	0.22	0.40	0.62	(0.22)	0.00	(0.22)

03/31/2020	10.61	0.25	0.00	0.25	(0.25)	0.00	(0.25)

03/31/2019	10.39	0.28	0.22	0.50	(0.28)	0.00	(0.28)
I-2

04/01/2023 - 09/30/2023+	10.27	0.17	(0.41)	(0.24)	(0.17)	0.00	(0.17)

03/31/2023	10.36	0.26	(0.09)	0.17	(0.26)	0.00	(0.26)

03/31/2022	11.01	0.20	(0.65)	(0.45)	(0.20)	0.00	(0.20)

03/31/2021	10.61	0.21	0.40	0.61	(0.21)	0.00	(0.21)

03/31/2020	10.61	0.24	0.00	0.24	(0.24)	0.00	(0.24)

03/31/2019	10.39	0.27	0.22	0.49	(0.27)	0.00	(0.27)
Class A

04/01/2023 - 09/30/2023+	10.27	0.16	(0.41)	(0.25)	(0.16)	0.00	(0.16)

03/31/2023	10.36	0.24	(0.10)	0.14	(0.23)	0.00	(0.23)

03/31/2022	11.01	0.17	(0.65)	(0.48)	(0.17)	0.00	(0.17)

03/31/2021	10.61	0.18	0.40	0.58	(0.18)	0.00	(0.18)

03/31/2020	10.61	0.21	0.00	0.21	(0.21)	0.00	(0.21)

03/31/2019	10.39	0.24	0.22	0.46	(0.24)	0.00	(0.24)

22	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.90	(2.03)%	$785,573	0.45	%*	0.45	%*	0.44	%*	0.44	%*	3.86	%*	17%

9.26	(1.88)	659,435	0.47		0.47		0.44		0.44		3.35		85

9.76	(3.93)	736,281	0.45		0.45		0.44		0.44		2.17		41

10.38	6.78	537,075	0.46		0.46		0.44		0.44		2.31		37

9.95	3.97	360,957	0.51		0.51		0.44		0.44		3.09		55

9.87	5.16	268,422	0.55		0.55		0.44		0.44		3.76		48

8.90	(2.08)	756,433	0.55	*	0.55	*	0.54	*	0.54	*	3.76	*	17

9.26	(1.98)	695,029	0.57		0.57		0.54		0.54		3.29		85

9.76	(4.02)	516,234	0.55		0.55		0.54		0.54		2.07		41

10.38	6.68	492,831	0.56		0.56		0.54		0.54		2.21		37

9.95	3.86	283,911	0.61		0.61		0.54		0.54		2.99		55

9.87	5.06	204,834	0.65		0.65		0.54		0.54		3.66		48

8.90	(2.10)	4,002	0.60	*	0.65	*	0.59	*	0.64	*	3.76	*	17

9.26	(2.03)	1,643	0.62		0.67		0.59		0.64		3.37		85

9.76	(7.00)	535	0.60	*	0.65	*	0.59	*	0.64	*	2.47	*	41

8.90	(2.18)	529,392	0.76	*	0.76	*	0.75	*	0.75	*	3.54	*	17

9.26	(2.19)	541,571	0.78		0.78		0.75		0.75		3.04		85

9.76	(4.23)	637,217	0.76		0.76		0.75		0.75		1.84		41

10.38	6.45	913,874	0.77		0.77		0.75		0.75		1.98		37

9.95	3.65	479,418	0.82		0.82		0.75		0.75		2.77		55

9.87	4.84	349,323	0.86		0.86		0.75		0.75		3.45		48

8.90	(2.42)	28,105	1.26	*	1.26	*	1.25	*	1.25	*	3.04	*	17

9.26	(2.68)	30,867	1.28		1.28		1.25		1.25		2.53		85

9.76	(4.70)	37,528	1.26		1.26		1.25		1.25		1.35		41

10.38	5.92	46,906	1.27		1.27		1.25		1.25		1.52		37

9.95	3.13	60,524	1.32		1.32		1.25		1.25		2.31		55

9.87	4.32	71,628	1.36		1.36		1.25		1.25		2.95		48

$9.86	(2.34)%	$384,514	0.45	%*	0.45	%*	0.45	%*	0.45	%*	3.42	%*	9%

10.27	1.81	332,824	0.45		0.45		0.45		0.45		2.89		68

10.36	(4.06)	89,322	0.45		0.45		0.45		0.45		1.91		27

11.01	5.89	88,749	0.45		0.45		0.45		0.45		2.03		18

10.61	2.34	70,892	0.45		0.45		0.45		0.45		2.31		28

10.61	4.90	45,549	0.45		0.45		0.45		0.45		2.70		20

9.86	(2.39)	61,212	0.55	*	0.55	*	0.55	*	0.55	*	3.33	*	9

10.27	1.70	48,769	0.55		0.55		0.55		0.55		2.58		68

10.36	(4.16)	40,567	0.55		0.55		0.55		0.55		1.81		27

11.01	5.78	49,769	0.55		0.55		0.55		0.55		1.92		18

10.61	2.24	27,703	0.55		0.55		0.55		0.55		2.21		28

10.61	4.79	19,793	0.55		0.55		0.55		0.55		2.60		20

9.86	(2.51)	78,408	0.80	*	0.80	*	0.80	*	0.80	*	3.07	*	9

10.27	1.45	64,286	0.80		0.80		0.80		0.80		2.35		68

10.36	(4.40)	51,778	0.80		0.80		0.80		0.80		1.57		27

11.01	5.52	47,294	0.80		0.80		0.80		0.80		1.68		18

10.61	1.99	39,933	0.80		0.80		0.80		0.80		1.97		28

10.61	4.53	31,794	0.80		0.80		0.80		0.80		2.35		20

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	23

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(C)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	FromNet Realized Capital Gains	Total

PIMCO National Intermediate Municipal Bond Fund (Cont.)
Class C

04/01/2023 - 09/30/2023+	$10.27	$0.13	$(0.41)	$(0.28)	$(0.13)	$0.00	$(0.13)

03/31/2023	10.36	0.19	(0.10)	0.09	(0.18)	0.00	(0.18)

03/31/2022	11.01	0.12	(0.65)	(0.53)	(0.12)	0.00	(0.12)

03/31/2021	10.61	0.13	0.40	0.53	(0.13)	0.00	(0.13)

03/31/2020	10.61	0.16	0.00	0.16	(0.16)	0.00	(0.16)

03/31/2019	10.39	0.19	0.22	0.41	(0.19)	0.00	(0.19)

PIMCO New York Municipal Bond Fund
institutional Class

04/01/2023 - 09/30/2023+	$10.69	$0.19	$(0.45)	$(0.26)	$(0.19)	$0.00	$(0.19)

03/31/2023	11.11	0.32	(0.42)	(0.10)	(0.32)	0.00	(0.32)

03/31/2022	11.75	0.23	(0.64)	(0.41)	(0.23)	0.00	(0.23)

03/31/2021	11.41	0.23	0.34	0.57	(0.23)	0.00	(0.23)

03/31/2020	11.27	0.27	0.14	0.41	(0.27)	0.00	(0.27)

03/31/2019	11.09	0.37	0.17	0.54	(0.36)	0.00	(0.36)
I-2

04/01/2023 - 09/30/2023+	10.69	0.18	(0.44)	(0.26)	(0.19)	0.00	(0.19)

03/31/2023	11.11	0.32	(0.43)	(0.11)	(0.31)	0.00	(0.31)

03/31/2022	11.75	0.22	(0.65)	(0.43)	(0.21)	0.00	(0.21)

03/31/2021	11.41	0.22	0.34	0.56	(0.22)	0.00	(0.22)

03/31/2020	11.27	0.26	0.14	0.40	(0.26)	0.00	(0.26)

03/31/2019	11.09	0.36	0.17	0.53	(0.35)	0.00	(0.35)
I-3

04/01/2023 - 09/30/2023+	10.69	0.18	(0.45)	(0.27)	(0.18)	0.00	(0.18)

03/31/2023	11.11	0.34	(0.45)	(0.11)	(0.31)	0.00	(0.31)

07/30/2021 - 03/31/2022	12.03	0.16	(0.94)	(0.78)	(0.14)	0.00	(0.14)
Class A

04/01/2023 - 09/30/2023+	10.69	0.17	(0.45)	(0.28)	(0.17)	0.00	(0.17)

03/31/2023	11.11	0.29	(0.42)	(0.13)	(0.29)	0.00	(0.29)

03/31/2022	11.75	0.19	(0.64)	(0.45)	(0.19)	0.00	(0.19)

03/31/2021	11.41	0.20	0.34	0.54	(0.20)	0.00	(0.20)

03/31/2020	11.27	0.23	0.15	0.38	(0.24)	0.00	(0.24)

03/31/2019	11.09	0.33	0.18	0.51	(0.33)	0.00	(0.33)
Class C

04/01/2023 - 09/30/2023+	10.69	0.13	(0.45)	(0.32)	(0.13)	0.00	(0.13)

03/31/2023	11.11	0.21	(0.42)	(0.21)	(0.21)	0.00	(0.21)

03/31/2022	11.75	0.10	(0.64)	(0.54)	(0.10)	0.00	(0.10)

03/31/2021	11.41	0.11	0.34	0.45	(0.11)	0.00	(0.11)

03/31/2020	11.27	0.15	0.14	0.29	(0.15)	0.00	(0.15)

03/31/2019	11.09	0.25	0.18	0.43	(0.25)	0.00	(0.25)

PIMCO Short Duration Municipal Income Fund
Institutional Class

04/01/2023 - 09/30/2023+	$8.27	$0.12	$(0.14)	$(0.02)	$(0.12)	$0.00	$(0.12)

03/31/2023	8.33	0.17	(0.06)	0.11	(0.17)	0.00	(0.17)

03/31/2022	8.58	0.09	(0.25)	(0.16)	(0.09)	0.00	(0.09)

03/31/2021	8.41	0.11	0.17	0.28	(0.11)	0.00	(0.11)

03/31/2020	8.42	0.16	(0.01)	0.15	(0.16)	0.00	(0.16)

03/31/2019	8.35	0.16	0.07	0.23	(0.16)	0.00	(0.16)
I-2

04/01/2023 - 09/30/2023+	8.27	0.12	(0.14)	(0.02)	(0.12)	0.00	(0.12)

03/31/2023	8.33	0.16	(0.06)	0.10	(0.16)	0.00	(0.16)

03/31/2022	8.58	0.08	(0.25)	(0.17)	(0.08)	0.00	(0.08)

03/31/2021	8.41	0.10	0.17	0.27	(0.10)	0.00	(0.10)

03/31/2020	8.42	0.15	(0.01)	0.14	(0.15)	0.00	(0.15)

03/31/2019	8.35	0.16	0.07	0.23	(0.16)	0.00	(0.16)

24	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$9.86	(2.76)%	$2,338	1.30	%*	1.30	%*	1.30	%*	1.30	%*	2.56	%*	9%

10.27	0.94	2,656	1.30		1.30		1.30		1.30		1.87		68

10.36	(4.87)	2,237	1.30		1.30		1.30		1.30		1.06		27

11.01	4.99	2,369	1.30		1.30		1.30		1.30		1.19		18

10.61	1.48	2,363	1.30		1.30		1.30		1.30		1.50		28

10.61	4.02	3,122	1.30		1.30		1.30		1.30		1.84		20

$10.24	(2.47)%	$169,894	0.445	%*	0.445	%*	0.445	%*	0.445	%*	3.58	%*	7%

10.69	(0.78)	142,333	0.455		0.455		0.445		0.445		3.03		64

11.11	(3.62)	190,751	0.445		0.445		0.445		0.445		1.95		23

11.75	5.08	181,033	0.445		0.445		0.445		0.445		2.01		31

11.41	3.67	147,314	0.495		0.495		0.445		0.445		2.36		56

11.27	5.01	91,943	0.535		0.535		0.445		0.445		3.33		18

10.24	(2.52)	78,568	0.545	*	0.545	*	0.545	*	0.545	*	3.47	*	7

10.69	(0.88)	69,923	0.555		0.555		0.545		0.545		2.97		64

11.11	(3.71)	72,230	0.545		0.545		0.545		0.545		1.84		23

11.75	4.97	73,929	0.545		0.545		0.545		0.545		1.91		31

11.41	3.57	46,782	0.595		0.595		0.545		0.545		2.23		56

11.27	4.91	18,298	0.635		0.635		0.545		0.545		3.24		18

10.24	(2.54)	769	0.595	*	0.645	*	0.595	*	0.645	*	3.44	*	7

10.69	(0.93)	577	0.605		0.655		0.595		0.645		3.15		64

11.11	(6.54)	117	0.595	*	0.645	*	0.595	*	0.645	*	2.10	*	23

10.24	(2.63)	251,481	0.775	*	0.775	*	0.775	*	0.775	*	3.23	*	7

10.69	(1.11)	254,890	0.785		0.785		0.775		0.775		2.72		64

11.11	(3.94)	321,595	0.775		0.775		0.775		0.775		1.61		23

11.75	4.73	395,441	0.775		0.775		0.775		0.775		1.68		31

11.41	3.33	382,717	0.825		0.825		0.775		0.775		2.00		56

11.27	4.67	204,469	0.865		0.865		0.775		0.775		3.00		18

10.24	(3.00)	13,391	1.525	*	1.525	*	1.525	*	1.525	*	2.48	*	7

10.69	(1.85)	15,638	1.535		1.535		1.525		1.525		1.98		64

11.11	(4.66)	18,104	1.525		1.525		1.525		1.525		0.86		23

11.75	3.95	22,314	1.525		1.525		1.525		1.525		0.93		31

11.41	2.56	24,957	1.575		1.575		1.525		1.525		1.28		56

11.27	3.89	19,464	1.615		1.615		1.525		1.525		2.25		18

$8.13	(0.22)%	$190,893	0.33	%*	0.33	%*	0.33	%*	0.33	%*	2.98	%*	24%

8.27	1.35	194,899	0.33		0.33		0.33		0.33		2.01		73

8.33	(1.90)	189,441	0.33		0.33		0.33		0.33		1.02		51

8.58	3.34	175,556	0.33		0.33		0.33		0.33		1.24		37

8.41	1.74	103,010	0.33		0.33		0.33		0.33		1.84		53

8.42	2.84	90,738	0.33		0.33		0.33		0.33		1.98		64

8.13	(0.26)	106,327	0.43	*	0.43	*	0.43	*	0.43	*	2.88	*	24

8.27	1.24	113,751	0.43		0.43		0.43		0.43		1.91		73

8.33	(2.00)	109,765	0.43		0.43		0.43		0.43		0.92		51

8.58	3.24	87,070	0.43		0.43		0.43		0.43		1.12		37

8.41	1.64	35,931	0.43		0.43		0.43		0.43		1.73		53

8.42	2.74	25,282	0.43		0.43		0.43		0.43		1.87		64

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	25

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(C)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	FromNet Realized Capital Gains	Total

PIMCO Short Duration Municipal Income Fund (Cont.)
I-3

04/01/2023 - 09/30/2023+	$8.27	$0.12	$(0.14)	$(0.02)	$(0.12)	$0.00	$(0.12)

03/31/2023	8.33	0.17	(0.07)	0.10	(0.16)	0.00	(0.16)

07/30/2021 - 03/31/2022	8.61	0.05	(0.28)	(0.23)	(0.05)	0.00	(0.05)
Class A

04/01/2023 - 09/30/2023+	8.27	0.11	(0.14)	(0.03)	(0.11)	0.00	(0.11)

03/31/2023	8.33	0.13	(0.05)	0.08	(0.14)	0.00	(0.14)

03/31/2022	8.58	0.05	(0.25)	(0.20)	(0.05)	0.00	(0.05)

03/31/2021	8.41	0.07	0.18	0.25	(0.08)	0.00	(0.08)

03/31/2020	8.42	0.12	(0.01)	0.11	(0.12)	0.00	(0.12)

03/31/2019	8.35	0.13	0.07	0.20	(0.13)	0.00	(0.13)
Class C

04/01/2023 - 09/30/2023+	8.27	0.09	(0.14)	(0.05)	(0.09)	0.00	(0.09)

03/31/2023	8.33	0.11	(0.06)	0.05	(0.11)	0.00	(0.11)

03/31/2022	8.58	0.03	(0.25)	(0.22)	(0.03)	0.00	(0.03)

03/31/2021	8.41	0.05	0.17	0.22	(0.05)	0.00	(0.05)

03/31/2020	8.42	0.10	(0.01)	0.09	(0.10)	0.00	(0.10)

03/31/2019	8.35	0.11	0.07	0.18	(0.11)	0.00	(0.11)
Class C-2

04/01/2023 - 09/30/2023+	8.27	0.08	(0.13)	(0.05)	(0.09)	0.00	(0.09)

03/31/2023	8.33	0.09	(0.05)	0.04	(0.10)	0.00	(0.10)

03/31/2022	8.58	0.01	(0.25)	(0.24)	(0.01)	0.00	(0.01)

10/21/2020 - 03/31/2021	8.55	0.01	0.03	0.04	(0.01)	0.00	(0.01)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
+	Unaudited
*	Annualized, except for organizational expense, if any.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.
(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds. Additionally, excludes initial sales charges and contingent deferred sales charges.

26	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

			Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses		Expenses Excluding Waivers		Expenses Excluding Interest Expense		Expenses Excluding Interest Expense and Waivers		Net Investment Income (Loss)		Portfolio Turnover Rate

$8.13	(0.29)%	$77	0.48	%*	0.53	%*	0.48	%*	0.53	%*	2.86	%*	24%

8.27	1.18	32	0.48		0.53		0.48		0.53		2.11		73

8.33	(2.69)	10	0.48	*	0.53	*	0.48	*	0.53	*	0.85	*	51

8.13	(0.41)	112,443	0.73	*	0.73	*	0.73	*	0.73	*	2.58	*	24

8.27	0.94	140,520	0.73		0.73		0.73		0.73		1.60		73

8.33	(2.29)	191,066	0.73		0.73		0.73		0.73		0.62		51

8.58	2.93	245,184	0.73		0.73		0.73		0.73		0.81		37

8.41	1.34	109,016	0.73		0.73		0.73		0.73		1.44		53

8.42	2.43	92,478	0.73		0.73		0.73		0.73		1.57		64

8.13	(0.56)	3,728	1.03	*	1.03	*	1.03	*	1.03	*	2.28	*	24

8.27	0.64	4,088	1.03		1.03		1.03		1.03		1.33		73

8.33	(2.59)	4,649	1.03		1.03		1.03		1.03		0.33		51

8.58	2.62	4,756	1.03		1.03		1.03		1.03		0.60		37

8.41	1.04	6,307	1.03		1.03		1.03		1.03		1.15		53

8.42	2.13	6,918	1.03		1.03		1.03		1.03		1.26		64

8.13	(0.67)	66	1.23	*	1.23	*	1.23	*	1.23	*	2.05	*	24

8.27	0.44	114	1.23		1.23		1.23		1.23		1.06		73

8.33	(2.78)	167	1.23		1.23		1.23		1.23		0.13		51

8.58	0.42	35	1.23	*	1.23	*	1.23	*	1.23	*	0.19	*	37

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	27

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Assets:

Investments, at value
Investments in securities*	$156,352	$127,694	$119,988	$2,793,714
Investments in Affiliates	14,949	13,714	10,351	63,168
Cash	0	1	1	711
Deposits with counterparty	0	0	0	4,416
Receivable for investments sold	0	0	0	3,755
Receivable for investments in Affiliates sold	0	100	0	0
Receivable for Fund shares sold	598	1,142	52	19,176
Interest and/or dividends receivable	1,578	1,253	1,161	35,736
Dividends receivable from Affiliates	67	65	53	569
Reimbursement receivable from PIMCO	0	0	0	1
Total Assets	173,544	143,969	131,606	2,921,246

Liabilities:

Borrowings & Other Financing Transactions
Payable for tender option bond floating rate certificates	$0	$229	$0	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	0	0	0	89
Payable for investments purchased	2,941	3,615	1,093	53,226
Payable for investments in Affiliates purchased	67	65	53	569
Payable for Fund shares redeemed	2,097	353	293	19,775
Distributions payable	182	10	17	1,470
Accrued investment advisory fees	31	25	20	742
Accrued supervisory and administrative fees	35	35	22	719
Accrued distribution fees	2	1	0	33
Accrued servicing fees	9	11	4	175
Total Liabilities	5,364	4,344	1,502	76,798

Net Assets	$168,180	$139,625	$130,104	$2,844,448

Net Assets Consist of:

Paid in capital	$184,028	$153,994	$140,453	$3,231,957
Distributable earnings (accumulated loss)	(15,848)	(14,369)	(10,349)	(387,509)

Net Assets	$168,180	$139,625	$130,104	$2,844,448

Cost of investments in securities	$161,576	$134,677	$123,366	$3,040,333
Cost of investments in Affiliates	$14,948	$13,710	$10,353	$63,172

* Includes repurchase agreements of:	$5,749	$3,799	$509	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

28	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$1,976,594	$513,674	$461,837	$408,459
156,812	24,732	51,851	7,058
894	380	7,545	0
4,321	0	0	0
0	0	0	0
0	0	0	0
9,045	2,753	906	9,513
23,321	5,821	4,701	3,564
865	142	236	94
0	0	0	0
2,171,852	547,502	527,076	428,688

$0	$0	$0	$0

58	0	0	0
53,273	14,290	11,412	13,015
865	142	236	94
12,395	6,351	982	1,824
736	14	58	55
360	99	98	63
527	116	121	77
12	1	9	1
121	17	57	25
68,347	21,030	12,973	15,154

$2,103,505	$526,472	$514,103	$413,534

$2,322,115	$548,469	$569,073	$440,565
(218,610)	(21,997)	(54,970)	(27,031)

$2,103,505	$526,472	$514,103	$413,534

$2,066,214	$526,651	$484,647	$417,745
$156,775	$24,723	$51,847	$7,057

$0	$0	$626	$796

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	29

Statements of Assets and Liabilities	(Cont.)

	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Net Assets:

Institutional Class	$112,595	$47,503	$86,477	$1,288,682
I-2	13,149	40,435	25,378	717,143
I-3	N/A	N/A	N/A	30,883
Class A	39,230	49,242	18,249	755,761
Class C	3,206	2,445	N/A	51,979
Class C-2	N/A	N/A	N/A	N/A

Shares Issued and Outstanding:

Institutional Class	12,570	4,744	9,164	162,409
I-2	1,468	4,039	2,689	90,378
I-3	N/A	N/A	N/A	3,892
Class A	4,380	4,918	1,934	95,246
Class C	358	244	N/A	6,551
Class C-2	N/A	N/A	N/A	N/A

Net Asset Value Per Share Outstanding(a):

Institutional Class	$8.96	$10.01	$9.44	$7.93
I-2	8.96	10.01	9.44	7.93
I-3	N/A	N/A	N/A	7.93
Class A	8.96	10.01	9.44	7.93
Class C	8.96	10.01	N/A	7.93
Class C-2	N/A	N/A	N/A	N/A

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Funds.

30	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$785,573	$384,514	$169,894	$190,893
756,433	61,212	78,568	106,327
4,002	N/A	769	77
529,392	78,408	251,481	112,443
28,105	2,338	13,391	3,728
N/A	N/A	N/A	66

88,310	38,985	16,586	23,473
85,035	6,206	7,670	13,074
450	N/A	75	9
59,512	7,949	24,551	13,826
3,159	237	1,308	458
N/A	N/A	N/A	8

$8.90	$9.86	$10.24	$8.13
8.90	9.86	10.24	8.13
8.90	N/A	10.24	8.13
8.90	9.86	10.24	8.13
8.90	9.86	10.24	8.13
N/A	N/A	N/A	8.13

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	31

Statements of Operations

Six Months Ended September 30, 2023 (Unaudited)
(Amounts in thousands†)	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund

Investment Income:

Interest	$2,386	$2,330	$1,847	$73,319
Dividends from Investments in Affiliates	390	289	221	3,040
Total Income	2,776	2,619	2,068	76,359

Expenses:

Investment advisory fees	179	136	132	4,248
Supervisory and administrative fees	199	189	139	4,098
Distribution and/or servicing fees - Class A	51	58	24	945
Distribution and/or servicing fees - Class C	18	11	N/A	255
Distribution and/or servicing fees - C-2	N/A	N/A	N/A	N/A
Trustee fees	0	0	1	7
Interest expense	0	5	4	161
Miscellaneous expense	0	0	0	2
Total Expenses	447	399	300	9,716
Waiver and/or Reimbursement by PIMCO	0	0	0	(7)
Net Expenses	447	399	300	9,709

Net Investment Income (Loss)	2,329	2,220	1,768	66,650

Net Realized Gain (Loss):

Investments in securities	(17)	(5)	(716)	(14,842)
Investments in Affiliates	(1)	0	2	9
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	3,140

Net Realized Gain (Loss)	(18)	(5)	(714)	(11,693)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(6,734)	(6,581)	(1,770)	(122,470)
Investments in Affiliates	0	(3)	(3)	(4)
Exchange-traded or centrally cleared financial derivative instruments	0	0	0	3,087

Net Change in Unrealized Appreciation (Depreciation)	(6,734)	(6,584)	(1,773)	(119,387)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,423)	$(4,369)	$(719)	$(64,430)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

32	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

$40,211	$8,563	$8,901	$6,444
4,006	1,067	1,109	844
44,217	9,630	10,010	7,288

2,050	546	560	395
3,010	637	693	485
683	91	319	157
112	10	74	11
N/A	N/A	N/A	1
5	1	1	1
69	0	0	0
1	1	0	0
5,930	1,286	1,647	1,050
(1)	0	(0)	(0)
5,929	1,286	1,647	1,050

38,288	8,344	8,363	6,238

(6,814)	(407)	(594)	(855)
(6)	(4)	(3)	0
2,148	0	(2)	0

(4,672)	(411)	(599)	(855)

(83,679)	(20,759)	(21,021)	(6,331)
(6)	(1)	(7)	0
2,053	0	0	0

(81,632)	(20,760)	(21,028)	(6,331)

$(48,016)	$(12,827)	$(13,264)	$(948)

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	33

Statements of Changes in Net Assets

	PIMCO California Intermediate Municipal Bond Fund		PIMCO California Municipal Bond Fund		PIMCO California Short Duration Municipal Income Fund		PIMCO High Yield Municipal Bond Fund

(Amounts in thousands†)	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,329	$3,290	$2,220	$3,258	$1,768	$3,277	$66,650	$109,652
Net realized gain (loss)	(18)	(6,660)	(5)	(5,845)	(714)	(1,009)	(11,693)	(130,438)
Net change in unrealized appreciation (depreciation)	(6,734)	4,329	(6,584)	1,456	(1,773)	541	(119,387)	(88,256)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,423)	959	(4,369)	(1,131)	(719)	2,809	(64,430)	(109,042)

Distributions to Shareholders:

From net investment income and/or net realized capital gains
Institutional Class	(1,515)	(1,805)	(878)	(1,438)	(1,246)	(2,473)	(32,413)	(55,133)
I-2	(203)	(385)	(568)	(726)	(335)	(518)	(15,599)	(23,869)
I-3	N/A	N/A	N/A	N/A	N/A	N/A	(647)	(464)
Class A	(543)	(1,019)	(759)	(1,058)	(207)	(313)	(17,135)	(32,491)
Class C	(34)	(54)	(27)	(43)	N/A	N/A	(966)	(1,822)
Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Total Distributions(a)	(2,295)	(3,263)	(2,232)	(3,265)	(1,788)	(3,304)	(66,760)	(113,779)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	30,471	(74,176)	23,334	12,470	(49,425)	28,055	280,387	126,990

Total Increase (Decrease) in Net Assets	23,753	(76,480)	16,733	8,074	(51,932)	27,560	149,197	(95,831)

Net Assets:

Beginning of period	144,427	220,907	122,892	114,818	182,036	154,476	2,695,251	2,791,082
End of period	$168,180	$144,427	$139,625	$122,892	$130,104	$182,036	$2,844,448	$2,695,251

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

34	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

PIMCO Municipal Bond Fund		PIMCO National Intermediate Municipal Bond Fund		PIMCO New York Municipal Bond Fund		PIMCO Short Duration Municipal Income Fund

Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023	Six Months Ended September 30, 2023 (Unaudited)	Year Ended March 31, 2023

$38,288	$59,413	$8,344	$8,866	$8,363	$14,488	$6,238	$9,134
(4,672)	(107,832)	(411)	(5,433)	(599)	(26,840)	(855)	(5,930)
(81,632)	8,009	(20,760)	9,104	(21,028)	2,144	(6,331)	1,732

(48,016)	(40,410)	(12,827)	12,537	(13,264)	(10,208)	(948)	4,936

(13,910)	(21,451)	(6,264)	(6,299)	(2,763)	(4,732)	(2,906)	(4,060)
(14,041)	(20,218)	(920)	(1,142)	(1,300)	(2,015)	(1,673)	(2,384)
(50)	(36)	N/A	N/A	(12)	(10)	(1)	(0)
(9,636)	(16,537)	(1,123)	(1,354)	(4,175)	(7,292)	(1,625)	(2,663)
(451)	(810)	(34)	(44)	(187)	(322)	(45)	(59)
N/A	N/A	N/A	N/A	N/A	N/A	(1)	(1)

(38,088)	(59,052)	(8,341)	(8,839)	(8,437)	(14,371)	(6,251)	(9,167)

261,064	100,212	99,105	260,933	52,443	(94,857)	(32,671)	(37,463)

174,960	750	77,937	264,631	30,742	(119,436)	(39,870)	(41,694)

1,928,545	1,927,795	448,535	183,904	483,361	602,797	453,404	495,098
$2,103,505	$1,928,545	$526,472	$448,535	$514,103	$483,361	$413,534	$453,404

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	35

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.0%

MUNICIPAL BONDS & NOTES 88.7%

ALABAMA 1.3%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$1,500	$1,415

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	700	708

		2,123

CALIFORNIA 82.3%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2047 (c)	2,000	962

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (b)	1,150	595
0.000% due 08/01/2038 (b)	1,755	849
0.000% due 08/01/2039 (b)	1,750	795

Antelope Valley Healthcare District, California Revenue Notes, Series 2016
5.000% due 03/01/2026	285	281

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,261
5.000% due 02/01/2054	800	808
5.250% due 01/01/2054	1,000	998

California Department of Water Resources State Revenue Bonds, Series 2022
5.000% due 12/01/2035	1,105	1,238

California Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 01/01/2032	1,490	1,539

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2029	265	280
5.000% due 10/01/2030	160	169
5.000% due 10/01/2031	265	280

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,443
4.000% due 03/01/2039	1,500	1,335

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	1,110	1,131

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2036	1,650	1,567

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2032	1,000	997

California Health Facilities Financing Authority Revenue Notes, Series 2023
5.000% due 08/15/2033	1,500	1,683

California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	2,582	1,980

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2036	1,100	1,194

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,000	985

California Municipal Finance Authority Revenue Notes, Series 2018
5.000% due 05/15/2029	1,000	1,043

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	973

California Pollution Control Financing Authority Revenue Notes, Series 2019
5.000% due 07/01/2029	1,000	1,027

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Public Finance Authority Revenue Bonds, Series 2017
3.500% due 08/01/2052	$3,860	$3,860

California Public Finance Authority Revenue Bonds, Series 2022
4.000% due 07/15/2038	1,500	1,405

California School Finance Authority Revenue Notes, Series 2016
5.000% due 06/01/2026	295	294

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,500	1,476

California State General Obligation Notes, Series 2023
6.000% due 03/01/2033	1,000	1,042

California State Public Works Board Revenue Bonds, Series 2023
5.000% due 12/01/2035	1,400	1,533
5.000% due 12/01/2036	250	271
5.000% due 12/01/2037	360	388

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,000	877

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	510
5.250% due 12/01/2056	1,100	1,009

California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2026	1,000	1,018

Chino Valley Unified School District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2040 (b)	3,475	1,539

Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019
0.000% due 06/01/2037 (b)	3,515	1,755

Contra Costa County, California Public Financing Authority Revenue Bonds, Series 2015
5.000% due 06/01/2027	1,725	1,765

Dry Creek Joint Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2008
0.000% due 08/01/2032 (b)	2,300	1,578

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	1,000	912

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	6,660	7,121

Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007
0.000% due 09/01/2032 (b)	1,565	1,071

Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2033	750	779

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,225	1,126

Irvine Facilities Financing Authority, California Special Tax Bonds, Series 2023
5.000% due 09/01/2037	550	596

Irvine, California Special Assessment Bonds, Series 2015
5.000% due 09/02/2026	1,495	1,538

Jurupa Public Financing Authority, California Special Tax Bonds, Series 2014
5.000% due 09/01/2027	775	784

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2050	1,500	1,359

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (b)	1,750	892

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2036	1,000	1,103

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles County, California Housing Development Authority, Revenue Bonds, Series 2023
3.375% due 01/01/2046	$1,000	$956

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2016
5.000% due 06/01/2028	1,500	1,563

Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2023
5.000% due 07/01/2037	1,500	1,670

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	1,000	998

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2031	1,500	1,562

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2041	2,000	1,815

Los Angeles Department of Airports, California Revenue Notes, Series 2017
5.000% due 05/15/2027	1,000	1,017

Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2018
5.000% due 07/01/2029	2,725	2,938

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
3.550% due 07/01/2035	1,650	1,650
3.600% due 07/01/2035	7,500	7,500

Los Angeles Department of Water & Power, California Revenue Notes, Series 2023
5.000% due 07/01/2032	2,000	2,260

Los Angeles Department of Water, California Revenue Bonds, Series 2019
3.000% due 07/01/2045	1,300	1,300

Los Angeles Unified School District, California General Obligation Notes, Series 2022
5.000% due 07/01/2031	1,410	1,575

Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015
5.000% due 10/01/2027	1,230	1,265

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
4.000% due 09/01/2039	1,000	957

New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2027 (b)	915	782

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	3,000	2,992

Northern California Gas Authority, Revenue Bonds, Series 2007
4.411% (TSFR3M) due 07/01/2027 ~	1,120	1,108

Northern California Transmission Agency Revenue Bonds, Series 2016
5.000% due 05/01/2029	1,000	1,034

Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2035	500	550

Orange County, California Community Facilities District Special Tax Bonds, Series 2016
5.000% due 08/15/2027	1,600	1,632

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	586
5.000% due 09/01/2034	500	548

Riverside, California Sewer Revenue Bonds, Series 2015
5.000% due 08/01/2028	1,000	1,027

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2026	1,000	1,013

Sacramento City Financing Authority, California Revenue Bonds, (BAM Insured), Series 2015
5.000% due 12/01/2028	1,000	1,031

36	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Bernardino County, California Certificates of Participation Bonds, Series 1992
6.875% due 08/01/2024	$355	$364

San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	284
5.000% due 09/01/2031	285	289
5.000% due 09/01/2032	475	481

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2034	2,750	2,876

San Diego Public Facilities Financing Authority Sewer, California Revenue Bonds, Series 2016
5.000% due 05/15/2028	1,875	1,953

San Diego Unified School District, California General Obligation Notes, Series 2023
5.000% due 07/01/2028 (a)	1,500	1,619

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,075
5.000% due 05/01/2049	1,040	1,033

San Francisco, California City & County Certificates of Participation Bonds, Series 2021
4.000% due 04/01/2034	1,000	1,019

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048 (a)	1,250	1,297

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2018
5.000% due 10/01/2034	1,500	1,601

San Francisco, California City & County Public Utilities Commission Wastewater Revenue Bonds, Series 2023
4.000% due 10/01/2037	750	744

San Francisco, California Special Tax District, City & County General Obligation Refunding Notes, Series 2022
5.000% due 06/15/2032	1,000	1,135

San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993
0.000% due 01/01/2025 (b)	1,000	957

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	1,800	1,838

San Mateo County, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2029 (b)	2,575	2,051

San Mateo County, California Transportation Authority Revenue Bonds, Series 2020
2.450% due 06/01/2049	1,050	1,050

Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026 (b)	380	338

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	2,500	2,234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sonoma County, California Junior College District General Obligation Notes, Series 2022
5.000% due 08/01/2029	$1,500	$1,634

South San Francisco Public Facilities Financing Authority Multiple Capital Projects At Orange Memorial Park, California Revenue Bonds, Series 2022
5.000% due 06/01/2036	1,000	1,064

Southwestern Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	1,845	1,728

State Center Community College District, California General Obligation Bonds, Series 2022
5.000% due 08/01/2040	500	534

Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018
5.000% due 10/01/2029	1,000	1,063

Stockton Public Financing Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2028	500	500

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	500	526

Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	816
5.000% due 09/01/2029	300	306

University of California Revenue Bonds, Series 2018
5.000% due 05/15/2030	1,500	1,604

		138,356

FLORIDA 0.2%

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2034 (b)	650	375

GEORGIA 0.4%

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	700	708

KENTUCKY 0.6%

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	1,000	991

MICHIGAN 0.8%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.291% (TSFR3M) due 07/01/2032 ~	1,500	1,393

PENNSYLVANIA 0.6%

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2037	1,000	1,060

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PUERTO RICO 1.8%

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.227% (US0003M) due 07/01/2029 ~	$720	$676

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	2,000	1,419

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	1,000	923

		3,018

TEXAS 0.7%

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,000	1,061

Total Municipal Bonds & Notes (Cost $154,307)		149,085

SHORT-TERM INSTRUMENTS 4.3%

REPURCHASE AGREEMENTS (d) 3.4%
		5,749

MUNICIPAL BONDS & NOTES 0.9%

Los Angeles County, California Facilities Inc Revenue Notes, Series 2023
5.000% due 06/28/2024	1,500	1,518

Total Municipal Bonds & Notes (Cost $1,520)		1,518

Total Short-Term Instruments (Cost $7,269)		7,267

Total Investments in Securities (Cost $161,576)		156,352

	SHARES
INVESTMENTS IN AFFILIATES 8.9%

SHORT-TERM INSTRUMENTS 8.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.9%

PIMCO Short-Term Floating NAV Portfolio III	1,537,801	14,949

Total Short-Term Instruments (Cost $14,948)		14,949

Total Investments in Affiliates (Cost $14,948)		14,949

Total Investments 101.9% (Cost $176,524)		$171,301

Other Assets and Liabilities, net (1.9)%		(3,121)

Net Assets 100.0%		$168,180

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	37

Schedule of Investments	PIMCO California Intermediate Municipal Bond Fund	(Cont.)	September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	5.320%	09/29/2023	10/02/2023	$5,200	U.S. Treasury Notes 0.500% due 08/31/2027	$(5,301)	$5,200	$5,202
FICC	2.600	09/29/2023	10/02/2023	549	U.S. Treasury Notes 0.250% due 09/30/2025	(560)	549	549

Total Repurchase Agreements						$(5,861)	$5,749	$5,751

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BPS	$5,202	$0	$0	$5,202	$(5,301)	$(99)
FICC	549	0	0	549	(560)	(11)

Total Borrowings and Other Financing Transactions	$5,751	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,123	$0	$2,123
California	0	138,356	0	138,356
Florida	0	375	0	375
Georgia	0	708	0	708
Kentucky	0	991	0	991
Michigan	0	1,393	0	1,393
Pennsylvania	0	1,060	0	1,060
Puerto Rico	0	3,018	0	3,018
Texas	0	1,061	0	1,061

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short-Term Instruments
Repurchase Agreements	$0	$5,749	$0	$5,749
Municipal Bonds & Notes	0	1,518	0	1,518

	$0	$156,352	$0	$156,352

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$14,949	$0	$0	$14,949

Total Investments	$14,949	$156,352	$0	$171,301

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

38	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Municipal Bond Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 91.5%

MUNICIPAL BONDS & NOTES 86.9%

CALIFORNIA 78.7%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2050 (d)	$3,000	$1,435

Alhambra Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2047	1,000	1,061

Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022
5.000% due 10/01/2034	1,000	1,056

Anaheim Public Financing Authority, California Revenue Notes, (AGM/CR Insured), Series 2019
5.000% due 09/01/2027	1,000	1,042

Antelope Valley Healthcare District, California Revenue Notes, Series 2016
5.000% due 03/01/2026	155	153

Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	96
4.000% due 04/01/2034	1,000	1,005
5.000% due 04/01/2056	250	264

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,000	1,888

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,250	1,261
5.000% due 02/01/2054	600	606
5.250% due 01/01/2054	750	749

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	525	418

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	240	191
4.000% due 02/01/2056	250	173

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	250	192

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	841
5.000% due 06/01/2050	1,110	1,040

California Educational Facilities Authority Revenue Bonds, Series 2017
5.000% due 04/01/2042	300	302

California Educational Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2043	500	507

California Health Facilities Financing Authority Revenue Bonds, Series 2015
5.000% due 08/15/2054	200	201

California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,202
4.000% due 10/01/2036	1,000	935
4.000% due 11/15/2041	100	92

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	1,000	1,031

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2040	1,000	896
4.000% due 06/01/2050	2,000	1,625

California Health Facilities Financing Authority Revenue Bonds, Series 2021
4.000% due 11/01/2033	1,000	996

California Housing Finance Revenue Bonds, Series 2019
2.350% due 12/01/2035	235	180

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
4.330% (MUNIPSA) due 08/01/2047 ~	1,000	991

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	$4,000	$207
3.650% due 01/01/2050	1,720	1,710
4.000% due 07/01/2050	1,000	847
4.125% due 01/01/2035	485	413
5.000% due 01/01/2055	480	366

California Infrastructure & Economic Development Bank Revenue Notes, Series 2016
5.000% due 07/01/2026	250	256

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2035	1,175	1,289

California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021
4.000% due 05/15/2046	300	252

California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	283
5.000% due 06/01/2043	500	514

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2050 (f)	1,110	854

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	130	126

California Public Finance Authority Revenue Bonds, Series 2017
3.500% due 08/01/2052	2,165	2,165

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	250	258

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	250	244
5.000% due 06/01/2046	300	269
5.000% due 08/01/2046	1,825	1,687

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	1,000	984

California State General Obligation Bonds, Series 2017
4.000% due 11/01/2047	275	252

California State General Obligation Bonds, Series 2019
5.000% due 04/01/2045	1,000	1,037
5.000% due 04/01/2049	400	413

California State General Obligation Bonds, Series 2021
5.000% due 09/01/2041	1,000	1,055

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	500	479

California State University Revenue Bonds, Series 2018
5.000% due 11/01/2048	250	257

California State University Revenue Bonds, Series 2023
5.000% due 11/01/2043	1,360	1,450

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.375% due 08/15/2057	700	733

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018
4.000% due 07/01/2047	250	226

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	100	88
5.250% due 12/01/2056	1,000	917

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	100	100
5.000% due 12/01/2057	100	100

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	1,500	1,226

Central Unified School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2034 (c)	265	160
0.000% due 08/01/2037 (c)	500	251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chino Valley Unified School District, California General Obligation Bonds, Series 2020
5.000% due 08/01/2055	$1,000	$1,027

Clovis Unified School District, California General Obligation Bonds, Series 2022
5.250% due 08/01/2041	600	634

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	500	384

CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	485	374

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	1,250	950

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	250	176
3.000% due 02/01/2057	500	309
3.100% due 07/01/2045	250	178
3.400% due 10/01/2046	495	360
3.500% due 10/01/2046	1,000	712
4.000% due 08/01/2056	500	352
4.000% due 10/01/2056	250	169
4.000% due 02/01/2057	500	333

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	1,000	444

Elk Grove Finance Authority, California Special Tax Bonds, Series 2016
5.000% due 09/01/2046	1,000	927

Foothill-De Anza Community College District, California Certificates of Participation Bonds, Series 2016
4.000% due 04/01/2041	100	100

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995
0.000% due 01/01/2028 (c)	2,000	1,721

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018
5.000% due 06/01/2030	200	214

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	7,500	652
2.746% due 06/01/2034	1,000	788
3.850% due 06/01/2050	905	823

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	1,000	1,016

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2026	200	208
5.000% due 06/01/2027	250	264

Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017
0.000% due 08/01/2031 (c)	500	352

Hartnell Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2042	250	233

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	350	279

Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017
4.000% due 11/01/2041	150	138

Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022
4.500% due 11/01/2052	750	721

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	310	285

Irvine Facilities Financing Authority, California Special Tax Bonds, (Bam Insured), Series 2023
4.000% due 09/01/2058	1,000	889

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	39

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Irvine Unified School District, California General Obligation Bonds, Series 2018
4.000% due 09/01/2045	$250	$231

Irvine, California Special Assessment Bonds, Series 2012
5.000% due 09/02/2026	100	101

Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	160	160

Livermore, California Certificates of Participation Bonds, Series 2020
4.000% due 10/01/2038	1,215	1,188

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2050	1,500	1,358

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.000% due 11/15/2035	120	120

Long Beach Unified School District, California General Obligation Bonds, Series 2015
0.000% due 08/01/2037 (c)	1,620	826

Los Angeles Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2037	200	197

Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016
4.000% due 10/01/2042	250	229

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	750	749

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	690	739

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2047	1,000	1,046

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
3.600% due 07/01/2035	2,500	2,500

Los Angeles Department of Water & Power, California Revenue Notes, Series 2022
5.000% due 07/01/2028	1,015	1,094

Los Angeles Unified School District, California General Obligation Bonds, Series 2022
5.000% due 07/01/2041	1,000	1,070

Los Angeles, California Wastewater System Revenue Bonds, Series 2013
5.000% due 06/01/2035	250	250

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	50	52
7.000% due 11/01/2034	200	234

Marin Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	250	255

Menifee Union School District, California General Obligation Bonds, Series 2023
4.000% due 08/01/2046	1,000	920

Metropolitan Water District of Southern California Revenue Bonds, Series 2018
5.000% due 01/01/2037	500	529

Metropolitan Water District of Southern California Revenue Bonds, Series 2022
5.000% due 10/01/2035	1,250	1,406

Metropolitan Water District of Southern California Revenue Notes, Series 2022
5.000% due 10/01/2027	1,000	1,065

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2049	350	319

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	200	187
5.000% due 08/01/2031	150	161

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mountain View-Whisman School District, California General Obligation Bonds, Series 2022
5.000% due 09/01/2034	$200	$223

Napa Valley Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2032	250	251

New Haven Unified School District, California General Obligation Bonds, (AGC Insured), Series 2008
0.000% due 08/01/2030 (c)	500	374

Norris School District, California General Obligation Bonds, Series 2012
5.200% due 11/01/2040	250	258

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	525	524

Northern California Gas Authority, Revenue Bonds, Series 2007
4.411% (TSFR3M) due 07/01/2027 ~	245	242

Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,003
4.000% due 05/15/2051	1,500	1,333

Orange County, California Community Facilities District Special Tax Bonds, Series 2022
5.000% due 08/15/2047	1,090	1,039

Peralta Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2039	2,000	1,831

Richmond, California Wastewater Revenue Bonds, Series 2019
5.000% due 08/01/2044	250	257

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	948

Riverside County, California Transportation Commission Revenue Bonds, Series 2017
5.000% due 06/01/2035	740	776

Riverside, California Sewer Revenue Bonds, Series 2018
4.000% due 08/01/2038	250	243

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	250	251

Sacramento Area Flood Control Agency, California Special Assessment Bonds, Series 2016
5.000% due 10/01/2041 (e)	200	205
5.000% due 10/01/2047 (e)	100	102

Sacramento County, California Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2038	250	260

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	1,000	896

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.350% (TSFR3M) due 06/01/2034 ~	495	436

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	553

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2019
5.000% due 08/01/2043	500	518

San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (c)	550	341
4.000% due 07/01/2047	400	372

San Diego Unified School District, California General Obligation Bonds, Series 2023
5.000% due 07/01/2048 (a)	1,000	1,050

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2049	960	953

San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023
5.000% due 11/01/2048 (a)	1,000	1,038

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016
5.000% due 08/01/2027	$105	$109

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016
4.000% due 11/01/2036	170	168

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020
5.000% due 11/01/2050	1,000	1,029

San Jose Evergreen Community College District, California General Obligation Bonds, Series 2014
4.125% due 09/01/2043	500	502

San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015
5.000% due 10/01/2030	200	204

San Marcos Unified School District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2038	500	481

San Mateo County, California Community College District General Obligation Bonds, Series 2018
5.000% due 09/01/2045	250	260

San Mateo County, California Transportation Authority Revenue Bonds, Series 2020
2.450% due 06/01/2049	1,000	1,000

San Mateo Foster City Public Financing Authority, California Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,000	927

San Rafael City Elementary School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2047	615	560

Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2045	1,500	1,536

Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017
4.000% due 08/01/2041	200	187

Santa Barbara Unified School District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2042	500	468

Santa Clara Unified School District, California General Obligation Bonds, Series 2019
4.000% due 07/01/2048	600	550

Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
2.450% due 04/01/2036	2,000	2,000

South Placer Wastewater Authority, California Revenue Bonds, Series 2020
5.000% due 11/01/2034	500	557

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000	917

Temple City Unified School District, California General Obligation Bonds, Series 2013
6.170% due 08/01/2036	200	222

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	8,720	1,123

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2031	500	530

University of California Revenue Bonds, Series 2015
5.000% due 05/15/2040	1,000	1,012

University of California Revenue Bonds, Series 2016
4.000% due 05/15/2046	250	229

University of California Revenue Bonds, Series 2018
4.000% due 05/15/2043	265	246
5.000% due 05/15/2058	100	102

University of California Revenue Bonds, Series 2019
5.000% due 05/15/2049	500	515

Upland, California Certificates of Participation Bonds, Series 2017
4.000% due 01/01/2042	250	204

40	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Val Verde Unified School District, California General Obligation Bonds, (BAM Insured), Series 2020
4.000% due 08/01/2038	$550	$518

West Valley-Mission Community College District, California General Obligation Bonds, Series 2019
4.000% due 08/01/2039	500	487

		109,815

GEORGIA 1.1%

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	607

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,000	978

		1,585

IOWA 0.2%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	250	233

NEVADA 0.4%

Nevada Department of Business & Industry State Revenue Bonds, Series 2020
8.125% due 01/01/2050	500	499

PUERTO RICO 3.9%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	993	516
0.000% due 11/01/2051	2,040	944

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	500	296
4.000% due 07/01/2041	600	484

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	$306	$296

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.227% (US0003M) due 07/01/2029 ~	125	118

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	1,000	621

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	12,000	2,238

		5,513

TENNESSEE 0.7%

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2023
5.000% due 05/01/2053	1,000	998

TEXAS 1.7%

Board of Regents of the University of Texas System Revenue Bonds, Series 2022
4.000% due 08/15/2052	1,000	866

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	900	913
5.000% due 10/15/2058 (a)	600	617

		2,396

WASHINGTON 0.2%

Washington State Convention Center Public Facilities District Revenue Notes, Series 2021
4.000% due 07/01/2031	300	277

Total Municipal Bonds & Notes (Cost $128,300)		121,316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.6%

REPURCHASE AGREEMENTS (g) 2.7%
		$3,799

U.S. TREASURY BILLS 1.9%
5.431% due 10/17/2023 - 12/14/2023 (b)(c)	$2,600	2,579

Total Short-Term Instruments (Cost $6,377)		6,378

Total Investments in Securities (Cost $134,677)		127,694

	SHARES
INVESTMENTS IN AFFILIATES 9.8%

SHORT-TERM INSTRUMENTS 9.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%

PIMCO Short-Term Floating NAV Portfolio III	1,410,782	13,714

Total Short-Term Instruments (Cost $13,710)		13,714

Total Investments in Affiliates (Cost $13,710)		13,714

Total Investments 101.3% (Cost $148,387)		$141,408

Other Assets and Liabilities, net (1.3)%		(1,783)

Net Assets 100.0%		$139,625

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$891	$854	0.61%

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	41

Schedule of Investments	PIMCO California Municipal Bond Fund	(Cont.)	September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(g) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$599	U.S. Treasury Notes 5.000% due 08/31/2025	$(611)	$599	$599
	5.310	09/29/2023	10/02/2023	3,200	U.S. Treasury Bonds 3.125% due 05/15/2048	(3,264)	3,200	3,202

Total Repurchase Agreements						$(3,875)	$3,799	$3,801

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$3,801	$0	$0	$3,801	$(3,875)	$(74)

Total Borrowings and Other Financing Transactions	$3,801	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$109,815	$0	$109,815
Georgia	0	1,585	0	1,585
Iowa	0	233	0	233
Nevada	0	499	0	499
Puerto Rico	0	5,513	0	5,513
Tennessee	0	998	0	998
Texas	0	2,396	0	2,396
Washington	0	277	0	277

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short-Term Instruments
Repurchase Agreements	$0	$3,799	$0	$3,799
U.S. Treasury Bills	0	2,579	0	2,579

	$0	$127,694	$0	$127,694

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,714	$0	$0	$13,714

Total Investments	$13,714	$127,694	$0	$141,408

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

42	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund	September 30, 2023	(Unaudited)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 92.3%

MUNICIPAL BONDS & NOTES 90.9%

ALABAMA 0.5%

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	$600	$606

CALIFORNIA 82.5%

Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2034 (b)	600	375

Antelope Valley Healthcare District, California Revenue Notes, Series 2016
5.000% due 03/01/2026	220	217

Bay Area Toll Authority, California Revenue Bonds, Series 2001
5.230% (MUNIPSA) due 04/01/2036 ~	1,000	1,002

Bay Area Toll Authority, California Revenue Bonds, Series 2008
5.080% (MUNIPSA) due 04/01/2045 ~	200	200

Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.000% due 04/01/2053	1,200	1,186

Bay Area Toll Authority, California Revenue Bonds, Series 2018
2.625% due 04/01/2045	680	652

Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.390% (MUNIPSA) due 04/01/2056 ~	500	488
4.430% (MUNIPSA) due 04/01/2056 ~	1,000	978

Buena Park, California Revenue Notes, Series 2021
0.595% due 07/01/2024	1,000	962

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,350	2,219

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	2,000	2,018
5.000% due 02/01/2054	700	707
5.250% due 01/01/2054	1,150	1,148

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	264
5.000% due 06/01/2032	300	317

California Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 12/01/2024	675	677

California Health Facilities Financing Authority Revenue Bonds, Series 1998
2.250% due 09/01/2028	1,200	1,200

California Health Facilities Financing Authority Revenue Bonds, Series 2011
3.000% due 03/01/2041	1,725	1,714

California Health Facilities Financing Authority Revenue Bonds, Series 2019
5.000% due 10/01/2039	3,500	3,593

California Health Facilities Financing Authority Revenue Bonds, Series 2022
5.000% due 03/01/2040	605	623

California Health Facilities Financing Authority Revenue Notes, Series 2017
5.000% due 11/15/2024	1,000	1,013

California Health Facilities Financing Authority Revenue Notes, Series 2018
5.000% due 11/15/2023	1,500	1,502

California Health Facilities Financing Authority Revenue Notes, Series 2021
5.000% due 11/01/2031	550	608

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
4.330% (MUNIPSA) due 08/01/2047 ~	2,000	1,981

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.680% (MUNIPSA) due 12/01/2050 ~	$1,000	$972

California Infrastructure & Economic Development Bank Revenue Notes, Series 2018
5.000% due 10/01/2025	2,500	2,576

California Municipal Finance Authority Revenue Notes, Series 2018
5.000% due 05/15/2024	1,000	1,004

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	2,500	2,805

California State General Obligation Notes, Series 2017
5.000% due 08/01/2025	2,880	2,956

California State General Obligation Notes, Series 2020
5.000% due 11/01/2027	1,500	1,588

California State General Obligation Notes, Series 2022
5.000% due 11/01/2026	1,820	1,898

California State General Obligation Notes, Series 2023
5.000% due 09/01/2025	1,000	1,028

California State Public Works Board Revenue Bonds, Series 2015
5.000% due 05/01/2028	1,500	1,533

California Statewide Communities Development Authority Revenue Bonds, Series 2006
1.450% due 04/01/2028	1,000	836
2.625% due 11/01/2033	1,000	997

California Statewide Communities Development Authority Revenue Bonds, Series 2008
2.250% due 08/15/2047	2,280	2,280

California Statewide Communities Development Authority Revenue Notes, Series 2016
5.000% due 05/15/2024	1,100	1,104

California Statewide Communities Development Authority Revenue Notes, Series 2018
5.000% due 07/01/2024	300	302

City of Covina, California Revenue Notes, Series 2021
0.738% due 08/01/2024	550	527

East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
5.250% due 02/01/2026	1,500	1,535

Eastern Municipal Water District, California Revenue Bonds, Series 2021
4.080% (MUNIPSA) due 07/01/2046 ~	4,000	3,989

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1995
0.000% due 01/01/2024 (b)	3,525	3,492

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2015
5.000% due 06/01/2045	1,920	1,962

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017
5.000% due 06/01/2024	1,000	1,008

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
0.988% due 06/01/2024	1,000	969
2.687% due 06/01/2030	1,500	1,222

Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007
0.000% due 07/15/2025 (b)	1,700	1,582

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	615	565

Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
2.250% due 10/01/2041	2,250	2,250

Los Angeles County, California Facilities Inc Revenue Bonds, Series 2018
5.000% due 12/01/2051	2,630	2,838

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2001
2.500% due 07/01/2034	2,000	2,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Department of Water & Power, California Revenue Notes, Series 2022
5.000% due 07/01/2028	$1,000	$1,078

Los Angeles Department of Water & Power, California Revenue Notes, Series 2023
5.000% due 07/01/2029	2,000	2,184

Los Angeles Unified School District, California General Obligation Bonds, Series 2014
5.000% due 07/01/2025	2,500	2,530

Los Angeles Unified School District, California General Obligation Notes, Series 2022
5.000% due 07/01/2028	1,000	1,078

Los Angeles, California Wastewater System Revenue Notes, Series 2022
5.000% due 06/01/2025	750	769

Metropolitan Water District of Southern California Revenue Bonds, Series 2017
4.120% (MUNIPSA) due 07/01/2047 ~	750	748

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	1,500	1,496

Oakland Joint Powers Financing Authority, California Revenue Notes, Series 2018
5.000% due 11/01/2023	1,000	1,001

Orange County, California Special Assessment Notes, Series 2018
3.000% due 09/02/2025	370	361

Orange County, California Transportation Authority Revenue Notes, Series 2021
4.000% due 10/15/2024	1,400	1,406

Sacramento Area Flood Control Agency, California Special Assessment Notes, Series 2016
5.000% due 10/01/2023	500	500

Sacramento County, California Special Tax Notes, Series 2022
5.000% due 09/01/2029	1,000	1,014

Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.350% (TSFR3M) due 06/01/2034 ~	985	868

San Bernardino County, California Certificates of Participation Bonds, Series 1992
6.875% due 08/01/2024	445	456

San Bernardino County, California Flood Control District Revenue Bonds, Series 2008
2.350% due 08/01/2037	1,850	1,850

San Diego Unified School District, California General Obligation Notes, Series 2023
5.000% due 07/01/2028 (a)	1,000	1,079

San Francisco, California Public Utilities Commission Water Revenue Notes, Series 2015
5.000% due 11/01/2024	1,300	1,319

San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993
0.000% due 01/01/2025 (b)	2,200	2,106

San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2030 (b)	2,520	1,905

San Juan Unified School District, California General Obligation Notes, Series 2019
4.000% due 08/01/2025	250	252

San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2024 (b)	1,000	968

Santa Clara California Electric Revenue Notes, Series 2018
5.000% due 07/01/2024	500	504

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	3,000	2,681

Solano County, California Community College District General Obligation Bonds, Series 2015
5.000% due 08/01/2028	250	256

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	43

Schedule of Investments	PIMCO California Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Placer Wastewater Authority, California Revenue Notes, Series 2020
5.000% due 11/01/2029	$250	$271

Stockton Public Financing Authority, California Revenue Notes, (BAM Insured), Series 2018
5.000% due 10/01/2024	600	607

Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2024	2,000	2,012
5.000% due 06/01/2026	1,000	1,025
5.000% due 06/01/2029	500	528

University of California Revenue Notes, Series 2015
5.000% due 05/15/2025	1,500	1,532

Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004
0.000% due 08/01/2026 (b)	1,000	887

Whittier, California Revenue Notes, Series 2021
0.519% due 06/01/2024	700	676

		107,409

GEORGIA 0.5%

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	600	607

GUAM 0.8%

Guam Power Authority Revenue Notes, Series 2017
5.000% due 10/01/2023	1,000	1,000

MICHIGAN 0.5%

Michigan Finance Authority Revenue Bonds, Series 2015
1.200% due 10/15/2030	500	426

Michigan Finance Authority Revenue Notes, Series 2020
2.326% due 06/01/2030	251	235

		661

NEW JERSEY 0.8%

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2024	1,000	1,009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 0.2%

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2027	$300	$304

PENNSYLVANIA 0.7%

Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021
3.914% (SOFRRATE) due 01/01/2030 ~	990	966

PUERTO RICO 2.8%

Puerto Rico Housing Finance Authority Revenue Notes, Series 2023
5.000% due 03/01/2027	1,000	1,020

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	2,223	2,146

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2027 (b)	570	486

		3,652

SOUTH CAROLINA 0.8%

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018
4.000% due 10/01/2048	1,000	997

TENNESSEE 0.8%

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	1,000	1,003

Total Municipal Bonds & Notes (Cost $121,591)		118,214

SHORT-TERM INSTRUMENTS 1.4%

REPURCHASE AGREEMENTS (c) 0.4%
		509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 1.0%

Port of Los Angeles, California Revenue Notes, Series 2023
5.000% due 06/27/2024	$1,250	$1,265

Total Municipal Bonds & Notes (Cost $1,266)		1,265

Total Short-Term Instruments (Cost $1,775)		1,774

Total Investments in Securities (Cost $123,366)		119,988

	SHARES
INVESTMENTS IN AFFILIATES 7.9%

SHORT-TERM INSTRUMENTS 7.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%

PIMCO Short-Term Floating NAV Portfolio III	1,064,824	10,351

Total Short-Term Instruments (Cost $10,353)		10,351

Total Investments in Affiliates (Cost $10,353)		10,351

Total Investments 100.2% (Cost $133,719)		$130,339

Other Assets and Liabilities, net (0.2)%		(235)

Net Assets 100.0%		$130,104

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c)  REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$509	U.S. Treasury Notes 5.000% due 08/31/2025	$(519)	$509	$509

Total Repurchase Agreements						$(519)	$509	$509

44	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$509	$0	$0	$509	$(519)	$(10)

Total Borrowings and Other Financing Transactions	$509	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$606	$0	$606
California	0	107,409	0	107,409
Georgia	0	607	0	607
Guam	0	1,000	0	1,000
Michigan	0	661	0	661
New Jersey	0	1,009	0	1,009
Oregon	0	304	0	304
Pennsylvania	0	966	0	966
Puerto Rico	0	3,652	0	3,652
South Carolina	0	997	0	997
Tennessee	0	1,003	0	1,003

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short-Term Instruments
Repurchase Agreements	$0	$509	$0	$509
Municipal Bonds & Notes	0	1,265	0	1,265

	$0	$119,988	$0	$119,988

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,351	$0	$0	$10,351

Total Investments	$10,351	$119,988	$0	$130,339

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	45

Schedule of Investments	PIMCO High Yield Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%

City of Salinas
4.020% due 09/01/2033 «(e)	$8,413	$8,008

Successor Agency Redevelop Of W Sacramento
4.310% due 09/01/2035 «	8,635	8,219

Total Loan Participations and Assignments (Cost $16,239)		16,227

CORPORATE BONDS & NOTES 3.1%

BANKING & FINANCE 1.4%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	18,000	17,748

Reagan Ranch Development LLC
8.500% due 09/01/2031 «	8,500	7,979

Toll Road Investors Partnership LP
0.000% due 02/15/2043 (c)	37,820	9,471

VM Fund LLC
8.625% due 02/28/2031 «	4,738	4,533

		39,731

INDUSTRIALS 1.7%

Adventist Health System
3.630% due 03/01/2049	5,000	3,266

CommonSpirit Health
4.187% due 10/01/2049	11,124	8,314

Cottage Health Obligated Group
3.304% due 11/01/2049	9,000	5,965

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	4,000	2,735

Marin General Hospital
7.242% due 08/01/2045	7,000	6,356

Toledo Hospital
4.982% due 11/15/2045	1,000	590
5.325% due 11/15/2028	5,518	4,373

Tower Health
4.451% due 02/01/2050	22,939	10,323

Wild Rivers Water Park
8.500% due 11/01/2051	7,500	5,606

		47,528

Total Corporate Bonds & Notes (Cost $102,225)		87,259

MUNICIPAL BONDS & NOTES 93.1%

ALABAMA 3.6%

Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016
5.750% due 06/01/2045	800	648

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	5,785	5,458

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	20,000	20,305

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	8,140	8,306

Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020
6.000% due 07/01/2045	1,855	1,918

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	9,675	10,174
6.500% due 10/01/2053	10,750	11,291

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	1,000	953

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.498% (US0001M) due 06/01/2049 ~	$2,000	$2,000
4.548% (US0001M) due 04/01/2049 ~	3,000	3,001

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	6,015	5,598

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	3,500	3,498

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	13,100	13,240

Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	11,554	10,564
5.250% due 05/01/2044	7,475	6,514

		103,468

ALASKA 0.3%

Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	1,400	4

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	8,795	8,803

		8,807

ARIZONA 1.4%

Arizona Health Facilities Authority Revenue Bonds, Series 2015
4.600% due 01/01/2046	10,000	10,000

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2040	1,000	516
4.500% due 01/01/2049	2,400	1,301
4.750% due 01/01/2039	1,000	505
5.000% due 01/01/2040	1,045	539
5.000% due 01/01/2043	1,000	489
5.000% due 01/01/2049	4,265	2,019
5.000% due 01/01/2054	11,800	6,803
5.125% due 01/01/2054	2,365	1,153

Arizona Industrial Development Authority Revenue Bonds, Series 2020
7.750% due 07/01/2050 ^(b)	4,030	242

Arizona Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 12/15/2051	700	487

Arizona Industrial Development Authority Revenue Notes, Series 2019
5.000% due 01/01/2024	480	465
5.000% due 01/01/2025	500	452

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022
5.000% due 09/01/2052	6,800	6,878

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	1,765

Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020
5.000% due 07/01/2049	3,500	2,921

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
5.000% due 09/01/2042	4,000	4,002

		40,537

ARKANSAS 0.5%

Arkansas Development Finance Authority Revenue Bonds, Series 2020
4.750% due 09/01/2049	15,900	14,780

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CALIFORNIA 11.9%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2048 (d)	$3,000	$1,439

California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	8,000	7,553

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 12/01/2053	9,650	9,724
5.000% due 02/01/2054	13,600	13,728
5.250% due 01/01/2054	16,000	15,973

California Community Housing Agency Revenue Bonds, Series 2019
5.000% due 04/01/2049	23,250	18,518

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2043	2,165	1,720
4.000% due 02/01/2056	7,250	5,019

California Community Housing Agency Revenue Bonds, Series 2022
4.500% due 08/01/2052	2,900	2,222

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	830	830

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (c)	10,445	1,549
5.000% due 06/01/2049	535	525

California Department of Water Resources State Revenue Bonds, Series 2020
1.609% due 12/01/2032	1,365	998
1.659% due 12/01/2033	4,680	3,321

California Department of Water Resources State Revenue Bonds, Series 2021
2.132% due 12/01/2033	4,000	2,985

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	1,320	588
3.650% due 01/01/2050	14,115	14,029
4.125% due 01/01/2035	485	413
5.000% due 01/01/2055	960	732
8.000% due 01/01/2050	25,000	24,969

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (c)	12,815	609
4.000% due 05/01/2051	5,000	4,134

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022
5.250% due 11/01/2052	3,500	3,613

California Municipal Finance Authority Revenue Bonds, Series 2016
5.000% due 11/01/2046	1,000	885

California Municipal Finance Authority Revenue Bonds, Series 2020
5.000% due 07/01/2052	1,070	895

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 09/01/2040 (e)	4,110	3,444
5.000% due 12/01/2036	175	167
5.000% due 12/01/2054	1,000	857

California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,460	2,932
5.000% due 12/01/2030	105	105

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,000	973

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,500	1,453

California Pollution Control Financing Authority Revenue Bonds, Series 2019
7.500% due 12/01/2039 ^(b)	6,000	300

46	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Pollution Control Financing Authority Revenue Notes, Series 2019
6.750% due 12/01/2028 ^(b)	$4,215	$2,529

California Public Finance Authority Revenue Bonds, Series 2019
6.250% due 07/01/2054	3,000	3,102

California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031	750	731
5.000% due 06/01/2046	2,590	2,329
5.000% due 06/01/2051	1,000	883

California State General Obligation Bonds, Series 2023
5.250% due 09/01/2053	8,840	9,389

California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022
5.250% due 08/15/2052	2,250	2,344

California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,681
5.250% due 12/01/2056	7,100	6,511

California Statewide Communities Development Authority Revenue Bonds, Series 2018
4.000% due 12/01/2053	7,000	5,786
5.500% due 12/01/2058	2,200	2,093

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	7,700	6,295

California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	6,000	6,095

CMFA Special Finance Agency VII, California Revenue Bonds, Series 2021
4.000% due 08/01/2047	2,490	1,912

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	6,250	4,752

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
2.650% due 12/01/2046	4,480	3,147
3.100% due 07/01/2045	2,250	1,602
3.400% due 10/01/2046	1,985	1,445
3.500% due 10/01/2046	5,000	3,560
4.000% due 08/01/2056	6,245	4,401
4.000% due 10/01/2056	7,500	5,070

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
0.000% due 09/01/2062 (d)	23,500	10,424
5.000% due 09/01/2037	3,635	3,429

Firebaugh, California Revenue Bonds, Series 2019
4.000% due 08/01/2039	1,210	961

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2019
4.094% due 01/15/2049	5,455	4,176

Fremont Community Facilities District No. 1, California Special Tax Bonds, Series 2015
5.000% due 09/01/2040	2,000	1,986

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	172,115	14,952
3.850% due 06/01/2050	8,350	7,589

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	3,000	3,048

Grossmont Union High School District, California General Obligation Bonds, Series 2021
0.000% due 08/01/2044 (c)	4,295	1,412

Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2061	6,000	4,780

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2050	10,000	9,057

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.000% due 05/15/2047	10,000	10,038

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Department of Water & Power, California Revenue Bonds, Series 2002
3.600% due 07/01/2035	$2,000	$2,000

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	1,500	1,699

Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018
4.000% due 08/01/2043	5,250	4,905

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2047 (c)	4,500	1,239

Roseville, California Special Tax Bonds, Series 2015
5.000% due 09/01/2037	1,000	1,005

Sacramento County, California Special Tax Bonds, Series 2022
5.000% due 09/01/2047	5,900	5,285

Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2046	1,200	955

San Joaquin Delta Community College, California General Obligation Notes, Series 2021
2.004% due 08/01/2030	2,105	1,724

Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007
0.000% due 06/01/2036 (c)	5,000	2,339

Stockton Public Financing Authority, California Revenue Bonds, Series 2010
6.250% due 10/01/2038	1,500	1,500
6.250% due 10/01/2040	1,000	1,000

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021
0.000% due 06/01/2060 (c)	69,995	9,013

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
0.000% due 06/01/2046 (c)	18,000	3,249

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
0.000% due 06/01/2054 (c)	10,635	1,944

University of California Revenue Notes, Series 2020
1.366% due 05/15/2027	6,975	6,104

		338,672

COLORADO 2.6%

Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021
5.750% due 12/01/2051	6,000	5,106

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	5,960	4,808
5.000% due 08/01/2044	7,000	6,815

Colorado Health Facilities Authority Revenue Bonds, Series 2020
4.000% due 09/01/2045	1,000	813
4.000% due 09/01/2050	2,800	2,190

Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.650% due 05/15/2062	23,475	23,475

Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021
0.000% due 12/01/2051 (d)	4,955	2,577

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2053	3,000	2,974

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	12,000	11,034

Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022
7.250% due 12/01/2052	2,913	2,671

Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	3,000	2,393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017
5.000% due 12/15/2041	$875	$815

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,308

Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021
5.250% due 12/01/2051	4,300	3,474

Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021
5.000% due 12/01/2051	2,000	1,491

Village Metropolitan District, Colorado General Obligation Bonds, Series 2020
5.000% due 12/01/2049	1,200	1,053

		73,997

DELAWARE 1.3%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 10/01/2038	34,425	28,126
7.120% due 10/01/2038	6,075	5,450

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.250% due 10/01/2045	2,500	2,273

		35,849

DISTRICT OF COLUMBIA 0.2%

District of Columbia Revenue Bonds, Series 2017
5.000% due 07/01/2052	1,000	782

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021
4.000% due 10/01/2051	5,000	4,195

		4,977

FLORIDA 3.1%

Babcock Ranch Community Independent Special, Florida Special Assessment Bonds, Series2022
5.000% due 05/01/2053	2,000	1,737

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017
7.000% due 07/01/2052 ^(b)	4,365	960

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(b)	1,500	450
5.000% due 07/01/2043 ^(b)	950	48
5.250% due 07/01/2048 ^(b)	900	45
7.500% due 07/01/2053 ^(b)	1,000	10

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	22,070	1,065

Florida Development Finance Corp. Revenue Bonds, Series 2017
6.125% due 06/15/2047	5,300	4,645

Gainesville, Florida Utilities System Revenue Bonds, Series 2012
4.600% due 10/01/2042	26,000	26,000

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017
5.000% due 10/01/2052	7,900	7,844

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	3,600	3,672

Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	500	110

JEA Water & Sewer System, Florida Revenue Bonds, Series 2008
4.050% due 10/01/2041	2,950	2,950

Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,815	1,847

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	47

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019
4.000% due 10/01/2049	$1,785	$1,551

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021
4.000% due 10/01/2050	10,000	8,242

Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014
5.000% due 05/01/2029	1,815	1,784

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2031 (c)	1,330	904

Palm Beach County, Florida Revenue Bonds, Series 2021
5.000% due 06/01/2057	1,000	804

Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020
5.875% due 01/01/2033	9,500	9,304

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	7,000	7,044

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2040 (c)	1,000	386
0.000% due 09/01/2041 (c)	1,000	361

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
5.250% due 05/01/2054	5,500	5,250

		87,013

GEORGIA 3.8%

Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
7.000% due 01/01/2040 ^(b)	1,600	720

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	9,000	8,810
4.125% due 11/01/2045	4,000	3,233

Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017
5.000% due 03/01/2047	1,500	1,041

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	14,200	13,830

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	13,400	13,561

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	27,250	27,040
5.000% due 07/01/2053	4,000	4,041

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
4.000% due 01/01/2049	2,000	1,683
5.000% due 01/01/2059	17,600	16,851
5.000% due 01/01/2063	3,340	3,187

Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2050	1,250	1,235

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	834
5.000% due 01/01/2056	1,100	1,070

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	4,455

Municipal Electric Authority of Georgia Revenue Bonds, Series 2023
5.250% due 07/01/2064	7,000	6,992

		108,583

GUAM 0.1%

Guam Department of Education Certificates of Participation Bonds, Series 2020
5.000% due 02/01/2040	1,500	1,356

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IDAHO 0.2%

Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022
5.000% due 03/01/2052	$2,750	$2,656

Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021
3.750% due 09/01/2051	5,000	3,609

		6,265

ILLINOIS 5.6%

Chicago Board of Education, Illinois General Obligation Bonds, Series 2015
5.250% due 12/01/2035	3,500	3,396

Chicago Board of Education, Illinois General Obligation Bonds, Series 2021
5.000% due 12/01/2035	1,500	1,498

Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	2,000	2,028

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2029	4,500	4,490

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2053	9,000	9,005

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	19,545
5.250% due 01/01/2056	1,000	1,026

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014
5.000% due 12/01/2044	2,490	2,445

Chicago Transit Authority, Illinois Revenue Bonds, Series 2020
4.000% due 12/01/2050	2,250	1,850

Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	10,000	10,393
5.750% due 01/01/2034	3,120	3,253

Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate, Series 2020
4.000% due 12/01/2036	680	633

Illinois Finance Authority Revenue Bonds, Series 2008
4.050% due 11/01/2038	4,475	4,475

Illinois Finance Authority Revenue Bonds, Series 2015
5.250% due 05/15/2050	1,650	1,686

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	2,500	2,383

Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(b)	2,720	734
5.125% due 02/15/2045 ^(b)	3,000	810

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2049	4,900	3,776

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2037	1,000	939
4.000% due 08/15/2041	3,375	3,058
4.600% due 08/15/2049	14,180	14,180

Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,283
4.000% due 05/01/2040	2,830	2,358

Illinois Finance Authority Revenue Bonds, Series 2022
4.600% due 08/15/2057	5,100	5,100

Illinois State General Obligation Bonds, Series 2014
5.000% due 02/01/2026	2,000	2,001
5.250% due 02/01/2029	845	846

Illinois State General Obligation Bonds, Series 2016
3.500% due 06/01/2029	2,000	1,883

Illinois State General Obligation Bonds, Series 2017
5.000% due 11/01/2029	3,800	3,913
5.000% due 12/01/2038	1,000	1,000

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	4,000	3,900

Illinois State General Obligation Bonds, Series 2020
4.125% due 10/01/2036	2,000	1,878

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2036	$2,250	$2,313

Illinois State General Obligation Notes, Series 2014
4.000% due 02/01/2024	2,805	2,802

Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,485	2,527

Illinois State General Obligation Notes, Series 2018
5.000% due 05/01/2028	4,295	4,460

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	2,650	2,825

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	3,115	3,117

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2033	2,785	2,410

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2037 (c)	5,000	2,479

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	19,500	15,823

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	3,500	2,945

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023
5.000% due 01/01/2035	1,115	1,159

Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	825

		159,450

INDIANA 2.5%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	13,350	13,009

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	28,760	20,960

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	15,000	14,976

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2053	14,400	14,665

Indiana Finance Authority Revenue Notes, Series 2021
1.400% due 08/01/2029	1,000	821

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Series 2022
5.250% due 01/01/2048	2,150	2,222

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	5,000	4,870

		71,523

IOWA 1.2%

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 08/15/2032	7,075	7,075

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005
7.718% due 08/15/2029	7,680	7,680

Iowa Finance Authority Revenue Bonds, Series 2014
5.400% due 11/15/2046 ^	1,810	1,831

Iowa Finance Authority Revenue Bonds, Series 2018
4.000% due 12/01/2041	5,870	5,870

Iowa Finance Authority Revenue Bonds, Series 2022
8.000% due 01/01/2042	9,500	8,484

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
0.000% due 06/01/2065 (c)	27,990	2,681

		33,621

KANSAS 0.1%

Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	3,331	500

48	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wichita, Kansas Revenue Bonds, Series 2016
5.250% due 12/01/2036	$500	$105

Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018
4.500% due 06/01/2040	930	818

		1,423

KENTUCKY 0.4%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,908
6.250% due 11/15/2046	1,150	854

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	2,894
5.125% due 07/01/2055	3,410	2,485

Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022
5.000% due 09/01/2041	3,000	3,132

		11,273

LOUISIANA 0.5%

Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045	7,000	6,122

Parish of St James, Louisiana Revenue Bonds, Series 2010
6.350% due 07/01/2040	2,900	3,089

Parish of St James, Louisiana Revenue Bonds, Series 2011
5.850% due 08/01/2041	4,500	4,572

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	1,540	1,512

		15,295

MAINE 0.2%

Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	5,400	4,478

MARYLAND 0.3%

Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020
4.000% due 09/01/2040	2,000	1,678

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.052% due 07/01/2040	8,000	5,580

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
3.762% due 01/01/2043	3,205	2,138

		9,396

MASSACHUSETTS 0.8%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,358

Commonwealth of Massachusetts General Obligation Bonds, Series 2020
2.514% due 07/01/2041	10,000	6,803

Massachusetts Bay Transportation Authority Revenue Bonds, (BABs), Series 2010
5.869% due 07/01/2040	745	750

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	10,500	10,356

University of Massachusetts Building Authority Revenue Bonds, Series 2020
2.008% due 11/01/2031	3,330	2,596

		23,863

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MICHIGAN 2.9%

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	$18,750	$13,221

Detroit, Michigan General Obligation Bonds, Series 2021
5.000% due 04/01/2050	1,600	1,472

Detroit, Michigan General Obligation Bonds, Series 2023
6.000% due 05/01/2039	1,300	1,395

Detroit, Michigan General Obligation Notes, Series 2021
2.189% due 04/01/2024	400	390

Detroit, Michigan General Obligation Notes, Series 2023
6.844% due 05/01/2028	1,750	1,738

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.291% (TSFR3M) due 07/01/2032 ~	3,750	3,482

Gerald R Ford International Airport Authority, Michigan Revenue Bonds, Series 2021
5.000% due 01/01/2046	2,000	2,008

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2020
3.056% due 07/01/2039	3,000	2,236

Michigan Finance Authority Revenue Bonds, Series 2014
4.500% due 10/01/2029	8,385	8,043
5.000% due 07/01/2033	2,000	2,010

Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2050	3,250	2,688
5.000% due 12/01/2048	1,500	1,463

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (c)	15,000	3,362
0.000% due 06/01/2065 (c)	55,000	4,518
4.800% due 09/01/2040	235	184
5.000% due 09/01/2050	380	279

Michigan Finance Authority Revenue Notes, Series 2020
4.300% due 09/01/2030	100	88

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
5.000% due 11/15/2047	1,000	994

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (c)	78,000	7,882
0.000% due 06/01/2058 (c)	145,250	5,305

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	17,000	17,560

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2033 (a)	1,380	1,438

		81,756

MINNESOTA 0.2%

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2041	750	741

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,713
5.000% due 01/01/2037	2,100	2,138

		4,592

MISSISSIPPI 0.0%

Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	426
4.000% due 10/01/2035	300	253

		679

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSOURI 0.4%

Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	$250	$242
5.550% due 10/01/2036	45	42

Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016
5.000% due 08/15/2051	1,450	1,077

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	7,000	7,346

St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017
5.125% due 06/01/2046	2,330	2,181

		10,888

MONTANA 0.0%

Hardin, Montana Tax Allocation Bonds, Series 2006
6.250% due 09/01/2031 ^	830	199

NEBRASKA 0.2%

Omaha Public Power District, Nebraska Revenue Bonds, Series 2021
4.000% due 02/01/2051	8,000	6,947

NEVADA 0.4%

Las Vegas, Nevada Revenue Bonds, Series 2016
4.375% due 06/15/2035	1,915	1,681

Nevada Department of Business & Industry State Revenue Bonds, Series 2017
5.125% due 12/15/2037	2,252	1,745

Nevada Department of Business & Industry State Revenue Bonds, Series 2018
6.950% due 02/15/2038	4,045	3,383

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (c)	46,000	4,891

		11,700

NEW HAMPSHIRE 0.8%

New Hampshire Business Finance Authority Revenue Bonds, Series 2021
4.000% due 01/01/2041	2,250	1,783

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,935	12,242
3.967% due 06/20/2034	10,321	9,232

		23,257

NEW JERSEY 2.7%

Atlantic City, New Jersey General Obligation Bonds, Series 2015
6.375% due 03/01/2030	965	988

Middlesex County Improvement Authority, New Jersey Revenue Bond, Series 2023
5.000% due 08/15/2053	6,810	7,031

New Jersey Economic Development Authority Revenue Bonds, Series 2015
5.250% due 06/15/2040	1,500	1,536

New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.500% due 06/15/2029	5,000	5,290

New Jersey Economic Development Authority Revenue Bonds, Series 2018
5.000% due 06/15/2038	2,245	2,414

New Jersey Economic Development Authority Revenue Bonds, Series 2022
5.000% due 11/01/2052	20,000	20,020

New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	4,867

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	49

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2015
5.000% due 06/15/2046	$2,500	$2,477
5.250% due 06/15/2041	1,000	1,004

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	2,000	1,853

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022
5.000% due 06/15/2037	1,500	1,576
5.000% due 06/15/2038	3,500	3,654
5.500% due 06/15/2050	3,500	3,690

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
4.250% due 06/15/2040	10,500	9,872

South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2039	2,500	2,394

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2046	3,960	3,686

Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021
8.500% due 06/01/2041	6,000	4,047

		76,399

NEW MEXICO 0.2%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2008
4.600% due 08/01/2034	4,225	4,225

NEW YORK 9.0%

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	9,165	7,630

Build NYC Resource Corp., New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,231
5.750% due 06/01/2062	3,250	3,147

Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022
2.875% due 07/25/2036 (e)	2,449	2,009
3.125% due 09/25/2036	986	792

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,750	1,369

Huntington Local Development Corp., New York Revenue Notes, Series 2021
4.000% due 07/01/2027	4,090	3,862

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
4.100% due 11/01/2035	23,600	23,600

New York City Housing Development Corp., New York Revenue Bonds, Series 2017
3.750% due 11/01/2052	2,000	1,517

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	3,400	2,878

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	4,635

New York City Water & Sewer System, New York Revenue Bonds, Series 2016
4.650% due 06/15/2049	15,300	15,300

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2053 (a)	9,600	10,042

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
4.750% due 11/01/2036	12,250	12,250

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 11/01/2037	$2,700	$2,581

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	4,000	3,745

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2055 (c)	133,600	9,233
0.000% due 06/01/2060 (c)	210,000	7,764

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	18,675	17,318
5.375% due 11/15/2040	6,500	6,271

New York Power Authority Revenue Bonds, (AGM Insured), Series 2022
4.000% due 11/15/2052	7,480	6,381

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2050	8,760	7,772

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	10,000	8,626

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2047	15,000	13,329

New York State Dormitory Authority Revenue Bonds, Series 2021
4.000% due 03/15/2040	8,730	8,122

New York State Thruway Authority Revenue Bonds, Series 2019
2.900% due 01/01/2035	5,000	4,055

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2047	2,665	2,338

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	4,080	4,116
5.000% due 01/01/2033	6,750	6,807
5.000% due 01/01/2034	1,000	1,008
5.000% due 01/01/2036	1,500	1,493

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.250% due 08/01/2031	7,535	7,628

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,015
5.000% due 01/01/2028	1,000	1,013

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.375% due 11/01/2054	4,000	3,062

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	67,080	6,253

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	10,055	9,543

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	3,750	3,897

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
4.250% due 05/15/2058	5,000	4,486

TSASC Inc, New York Revenue Bonds, Series 2017
5.000% due 06/01/2031	7,960	8,192

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,500	3,978

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2034	1,500	1,536

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	710
5.250% due 09/15/2053	2,500	1,702

		257,236

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH CAROLINA 0.3%

Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007
4.650% due 01/15/2038	$8,035	$8,035

North Carolina Medical Care Commission Revenue Bonds, Series 2021
4.000% due 03/01/2051	1,500	981

North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	258
4.000% due 03/01/2031	290	259

		9,533

NORTH DAKOTA 0.1%

Grand Forks County, North Dakota Revenue Bonds, Series 2021
7.000% due 12/15/2043 ^(b)	7,940	3,970

OHIO 2.4%

Adams County, Ohio Revenue Bonds, Series 2019
6.900% due 10/01/2049	7,405	7,408

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	96,380	9,417
5.000% due 06/01/2055	5,190	4,477

Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,122
5.000% due 12/01/2035	1,200	1,125
5.000% due 12/01/2037	650	590
5.000% due 12/01/2039	1,425	1,269

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	2,080	1,788

Lake County, Ohio Port & Economic Development Authority Revenue Bonds, Series 2017
6.500% due 12/01/2037 ^(b)	1,100	319
6.750% due 12/01/2052 ^(b)	650	189

Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(b)	2,985	657
6.250% due 04/01/2049 ^(b)	6,520	1,434

Northeast Ohio Medical University Revenue Bonds, Series 2021
4.000% due 12/01/2035	300	275

Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022
4.250% due 11/01/2039	10,850	10,619

Ohio Air Quality Development Authority Revenue Bonds, Series 2007
2.500% due 11/01/2042	3,500	2,925

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	18,460	15,565

Ohio State Revenue Bonds, Series 2020
4.000% due 11/15/2038	1,280	1,086

Southern Ohio Port Authority Revenue Bonds, Series 2020
7.000% due 12/01/2042	2,500	1,725

Southern Ohio Port Authority Revenue Notes, Series 2020
6.500% due 12/01/2030	8,500	5,911

		67,901

OKLAHOMA 0.3%

Oklahoma Development Finance Authority Revenue Bonds, Series 2021
8.000% due 12/01/2041	7,500	5,722

Oklahoma State University Revenue Bonds, Series 2023
5.250% due 09/01/2048	1,500	1,568

Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(b)	526	0
6.875% due 11/01/2046 ^(b)	1,081	1

50	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 11/01/2051 ^(b)	$2,163	$1

		7,292

OREGON 0.3%

Oregon State Business Development Commission Revenue Bonds, Series 2017
6.500% due 04/01/2031 ^(b)	26,000	130

Oregon State Business Development Commission Revenue Bonds, Series 2018
6.500% due 04/01/2031 ^(b)	8,230	41

Oregon State Business Development Commission Revenue Bonds, Series 2020
9.000% due 04/01/2037 ^(b)	2,545	13

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	7,000	7,156

		7,340

PENNSYLVANIA 3.7%

Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022
5.250% due 05/01/2042	4,300	4,085

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	7,045	7,817

Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,650	1,204

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018
6.500% due 07/15/2048	4,200	4,261

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2051	4,670	4,555

Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
3.000% due 09/01/2029	9,500	8,696

Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020
6.125% due 10/01/2050	2,925	1,987

Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018
4.000% due 09/01/2049	2,200	1,830

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
4.851% (US0001M) due 08/15/2048 ~	2,000	2,000

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
9.000% due 04/01/2051	16,000	17,489

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	7,635	7,455
6.000% due 06/30/2061	14,000	14,791

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,118
5.250% due 07/01/2049	2,000	1,902

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022
5.000% due 12/31/2032	3,070	3,231

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,500	3,023
4.000% due 12/01/2053	6,650	5,554

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2052	3,000	3,106

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017
5.500% due 12/01/2058	3,500	2,943

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2043	$5,000	$5,284

Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018
5.000% due 07/01/2035	750	707

		104,038

PUERTO RICO 10.2%

Children’s Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (c)	194,500	11,362

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	42,189	21,938
0.000% due 11/01/2051	131,745	61,244

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	27,485	16,245
4.000% due 07/01/2037	1,500	1,263
4.000% due 07/01/2041	19,400	15,654

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.375% due 07/01/2025	4,139	4,183

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	42,799	34,667

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.227% (US0003M) due 07/01/2029 ~	9,245	8,687

Puerto Rico Electric Power Authority Revenue Bonds, Series 2005
4.625% due 07/01/2030 ^(b)	10	2

Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
5.000% due 07/01/2026 ^(b)	10	3

Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.375% due 07/01/2024 ^(b)	55	14

Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.600% due 07/01/2024 ^(b)	50	13
4.625% due 07/01/2025 ^(b)	35	9
4.750% due 07/01/2026 ^(b)	245	62
4.750% due 07/01/2027 ^(b)	50	13
5.000% due 07/01/2024 ^(b)	50	13
5.000% due 07/01/2025 ^(b)	25	6
5.000% due 07/01/2026 ^(b)	65	16
5.250% due 07/01/2025 ^(b)	25	6
5.250% due 07/01/2026 ^(b)	670	169
5.250% due 07/01/2027 ^(b)	140	35
5.250% due 07/01/2030 ^(b)	1,625	410
5.250% due 07/01/2031 ^(b)	30	8
5.250% due 07/01/2040 ^(b)	2,000	505

Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(b)	1,500	379

Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2040 ^(b)	20	5

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	52,833	32,822
5.000% due 07/01/2062	4,895	4,687

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (c)	3,181	2,056

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	48,403	12,538
0.000% due 07/01/2051 (c)	124,020	23,131
4.750% due 07/01/2053	22,825	20,236

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	18,800	17,344

		289,725

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RHODE ISLAND 0.6%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2007
0.000% due 06/01/2052 (c)	$12,580	$1,877

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2050	16,780	15,716

		17,593

SOUTH CAROLINA 0.4%

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2023
7.750% due 11/15/2058	5,500	5,276

South Carolina Public Service Authority Revenue Bonds, (BABs), (AGM/CR Insured), Series 2010
6.454% due 01/01/2050	6,040	6,299

		11,575

TENNESSEE 2.1%

Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016
5.625% due 06/01/2035	2,000	1,731

Franklin Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2017
7.500% due 06/01/2047 ^(b)	4,600	966

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017
5.625% due 01/01/2046 ^(b)	850	487

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,459
5.000% due 07/01/2056	4,000	3,970

Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, (FNMA Insured), Series 2021
4.875% due 10/01/2038	10,400	10,041

Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,358
5.500% due 07/01/2052	4,500	4,623

Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019
5.750% due 10/01/2059	8,650	6,034

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	9,805	9,964

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	8,750	8,677

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2023
5.000% due 05/01/2053	4,000	3,992

		59,302

TEXAS 6.7%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	5,750	5,732
7.500% due 12/01/2045	7,060	4,463
12.000% due 12/01/2045	9,525	7,952

Arlington Higher Education Finance Corp., Texas Revenue Bonds, Series 2016
5.000% due 12/01/2051	2,710	2,382

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039	500	448
9.000% due 03/01/2039	15,295	15,813

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022
10.000% due 06/01/2042	5,000	4,714

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	51

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023
12.000% due 06/01/2043	$13,000	$12,652

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
6.500% due 07/01/2026	12,750	11,889

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (c)	5,115	2,404

Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018
6.125% due 08/15/2048	3,000	2,915

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
4.000% due 11/01/2045	8,855	7,890

Dallas Housing Finance Corp., Texas Revenue Bonds, Series 2022
6.000% due 12/01/2062	3,000	2,888

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2020
2.230% due 10/01/2034	2,000	1,490

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.600% due 10/01/2041	10,000	10,000

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2036	3,615	3,766

Houston, Texas Combined Utility System Revenue Bonds, Series 2020
1.972% due 11/15/2034	1,000	710
2.022% due 11/15/2035	2,000	1,384

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	5,000	4,358

Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2016
0.000% due 08/16/2030 (c)	2,560	1,912

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	3,750	3,675

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(b)	1,030	515
4.250% due 07/01/2036 ^(b)	1,700	850
5.000% due 07/01/2031 ^(b)	265	182
5.000% due 07/01/2046 ^(b)	1,200	600
5.000% due 07/01/2046 ^	2,120	1,452
5.000% due 07/01/2051 ^	4,505	3,086
5.250% due 07/01/2036 ^(b)	400	180
5.750% due 07/01/2051 ^(b)	1,000	450
7.000% due 07/01/2051 ^(b)	1,450	580

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,752
5.000% due 01/01/2042	500	432
5.000% due 01/01/2047	1,500	1,254

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019
5.000% due 12/01/2054	250	212

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021
5.500% due 01/01/2057	11,375	7,756

New Hope Cultural Education Finance Facilities Corp., Texas Revenue Notes, Series 2016
6.000% due 07/01/2026 ^(b)	80	32

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	4,800	4,800

Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020
4.000% due 01/01/2050	8,125	5,476

Port Beaumont Navigation District, Texas Revenue Notes, Series 2020
6.000% due 01/01/2025	2,500	2,352

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	95

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2053	$15,000	$13,166

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2052	3,000	2,966

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% (US0003M) due 12/15/2026 ~	5,530	5,361

Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021
5.000% due 12/15/2025	2,500	2,496

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	2,500	2,393

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	9,800	9,816

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	6,800	6,898
5.000% due 10/15/2058 (a)	4,500	4,630

Woodloch Health Facilities Development Corp., Texas Revenue Bonds, Series 2016
6.750% due 12/01/2051 ^(b)	1,830	37

		190,256

U.S. VIRGIN ISLANDS 0.7%

Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Notes, Series 2022
5.000% due 10/01/2027	5,660	5,683
5.000% due 10/01/2032	13,930	13,822

		19,505

UTAH 1.1%

City of Salt Lake, Utah Revenue Bonds, Series 2023
5.250% due 07/01/2053	2,000	2,043
5.500% due 07/01/2053	6,000	6,198

Mida Mountain Village Public Infrastructure District, Utah Special Assessment Bonds, Series 2021
4.000% due 08/01/2050	4,200	2,973

Military Installation Development Authority, Utah Revenue Bonds, Series 2021
4.000% due 06/01/2052	3,500	2,400

Salt Lake City, Utah Airport Revenue Bonds, Series 2021
5.000% due 07/01/2051	10,000	9,917

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021
4.375% due 06/01/2052	2,000	1,611

Utah County, Utah Revenue Bonds, Series 2016
4.000% due 05/15/2047	5,000	4,360

Utah County, Utah Revenue Bonds, Series 2020
4.000% due 05/15/2043	2,750	2,484

		31,986

VIRGINIA 1.1%

Carilion Clinic Obligated Group, Virginia Revenue Bonds, Series 2020
4.000% due 07/01/2051	5,000	4,286

Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018
4.000% due 05/15/2048	3,000	2,583

Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021
3.750% due 03/01/2036	6,380	5,834

Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(b)	272	200
6.050% due 03/01/2044	162	128

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.050% due 03/01/2054 ^(b)	$584	$292

Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018
5.000% due 09/01/2045	2,250	1,978

Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023
5.150% due 10/01/2053 (a)	3,000	2,943

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	11,066
7.500% due 07/01/2052	5,401	3,241

		32,551

WASHINGTON 1.0%

Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021
4.000% due 09/01/2051	2,000	1,744

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,000	835

Washington State Convention Center Public Facilities District Revenue Notes, Series 2021
4.000% due 07/01/2031	6,115	5,638

Washington State Health Care Facilities Authority Revenue Bonds, Series 2018
5.000% due 10/01/2031	3,500	3,556
5.000% due 10/01/2032	3,000	3,046
5.000% due 10/01/2033	3,500	3,557

Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2053	1,200	809

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	12,900	10,380

		29,565

WEST VIRGINIA 0.8%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (c)	117,010	9,235

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,280
4.875% due 06/01/2049	12,340	11,194

		22,709

WISCONSIN 3.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	18,500	12,950
7.000% due 11/01/2046 ^(b)	3,500	2,100
7.000% due 01/01/2050	4,750	4,914

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,140
6.375% due 01/01/2048	8,930	5,492

Public Finance Authority, Wisconsin Revenue Bonds, Series 2019
5.875% due 10/01/2054	5,230	3,944

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (c)	3,920	1,709
0.000% due 01/01/2060 (c)	13,000	628
5.000% due 01/01/2055	3,500	2,629
5.250% due 03/01/2055	2,500	1,973

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
5.625% due 06/01/2050	6,500	5,445
6.500% due 09/01/2036	400	341
6.500% due 06/01/2045	1,400	1,153

52	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	$5,360	$4,546
5.000% due 10/01/2052	3,620	3,472

Public Finance Authority, Wisconsin Revenue Notes, Series 2016
5.000% due 12/01/2025	2,000	2,015

Public Finance Authority, Wisconsin Revenue Notes, Series 2017
5.625% due 08/01/2024	3,000	2,291

Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (c)	2,475	1,558

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
4.650% due 04/01/2048	7,935	7,935

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (c)	25,410	6,220
0.000% due 12/15/2060 (c)	5,000	702

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	4,130	3,506

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 08/15/2041	4,000	3,585
4.500% due 04/01/2035	23,870	23,870

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wisconsin State Revenue Notes, Series 2021
1.486% due 05/01/2029	$5,000	$4,118

		111,236

Total Municipal Bonds & Notes (Cost $2,877,722)		2,648,581

U.S. GOVERNMENT AGENCIES 0.5%

Freddie Mac
2.990% due 04/25/2043 ~	8,200	6,277
3.790% due 07/01/2040	3,984	3,390
4.900% due 02/01/2040	6,000	5,734

Total U.S. Government Agencies (Cost $16,076)		15,401

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%

Freddie Mac
4.140% due 01/25/2040	21,940	19,259

New Hampshire Business Finance Authority
3.875% due 01/20/2038	8,106	6,987

Total Non-Agency Mortgage-Backed Securities (Cost $28,071)		26,246

Total Investments in Securities (Cost $3,040,333)		2,793,714

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 2.2%

SHORT-TERM INSTRUMENTS 2.2%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%

PIMCO Short-Term Floating NAV Portfolio III	6,498,071	$63,168

Total Short-Term Instruments (Cost $63,172)		63,168

Total Investments in Affiliates (Cost $63,172)		63,168

Total Investments 100.4% (Cost $3,103,505)		$2,856,882

Financial Derivative Instruments (f) (0.0)% (Cost or Premiums, net $0)		(89)

Other Assets and Liabilities, net (0.4)%		(12,345)

Net Assets 100.0%		$2,844,448

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	11/22/2022	$3,574	$3,444	0.12%
City of Salinas	4.020	09/01/2033	07/26/2023	8,015	8,008	0.28
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022	2.875	07/25/2036	11/17/2022	2,136	2,009	0.07

				$13,725	$13,461	0.47%

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2023	57	$(6,486)	$347	$0	$(16)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	194	(23,025)	1,528	0	(73)

Total Futures Contracts				$1,875	$0	$(89)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	53

Schedule of Investments	PIMCO High Yield Municipal Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(89)	$0	$(89)

Cash of $4,416 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$89	$89

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,140	$3,140

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,087	$3,087

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$16,227	$16,227
Corporate Bonds & Notes
Banking & Finance	0	9,471	30,260	39,731
Industrials	0	47,528	0	47,528
Municipal Bonds & Notes
Alabama	0	103,468	0	103,468
Alaska	0	8,807	0	8,807
Arizona	0	40,537	0	40,537
Arkansas	0	14,780	0	14,780
California	0	338,672	0	338,672
Colorado	0	73,997	0	73,997
Delaware	0	35,849	0	35,849
District of Columbia	0	4,977	0	4,977
Florida	0	87,013	0	87,013
Georgia	0	108,583	0	108,583
Guam	0	1,356	0	1,356
Idaho	0	6,265	0	6,265

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Illinois	$0	$159,450	$0	$159,450
Indiana	0	71,523	0	71,523
Iowa	0	33,621	0	33,621
Kansas	0	1,423	0	1,423
Kentucky	0	11,273	0	11,273
Louisiana	0	15,295	0	15,295
Maine	0	4,478	0	4,478
Maryland	0	9,396	0	9,396
Massachusetts	0	23,863	0	23,863
Michigan	0	81,756	0	81,756
Minnesota	0	4,592	0	4,592
Mississippi	0	679	0	679
Missouri	0	10,888	0	10,888
Montana	0	199	0	199
Nebraska	0	6,947	0	6,947
Nevada	0	11,700	0	11,700
New Hampshire	0	23,257	0	23,257
New Jersey	0	76,399	0	76,399

54	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
New Mexico	$0	$4,225	$0	$4,225
New York	0	257,236	0	257,236
North Carolina	0	9,533	0	9,533
North Dakota	0	3,970	0	3,970
Ohio	0	67,901	0	67,901
Oklahoma	0	7,292	0	7,292
Oregon	0	7,340	0	7,340
Pennsylvania	0	104,038	0	104,038
Puerto Rico	0	289,725	0	289,725
Rhode Island	0	17,593	0	17,593
South Carolina	0	11,575	0	11,575
Tennessee	0	59,302	0	59,302
Texas	0	190,256	0	190,256
U.S. Virgin Islands	0	19,505	0	19,505
Utah	0	31,986	0	31,986
Virginia	0	32,551	0	32,551
Washington	0	29,565	0	29,565
West Virginia	0	22,709	0	22,709
Wisconsin	0	111,236	0	111,236
U.S. Government Agencies	0	15,401	0	15,401
Non-Agency Mortgage-Backed Securities	0	26,246	0	26,246

	$0	$2,747,227	$46,487	$2,793,714

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$63,168	$0	$0	$63,168

Total Investments	$63,168	$2,747,227	$46,487	$2,856,882

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(89)	$0	$(89)

Total Financial Derivative Instruments	$0	$(89)	$0	$(89)

Totals	$63,168	$2,747,138	$46,487	$2,856,793

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:

Category and Subcategory	Beginning Balance at 03/31/2023	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023(1)
Investments in Securities, at Value
Loan Participations and Assignments	$0	$16,227	$0	$12	$0	$(12)	$0	$0	$16,227	$(12)
Corporate Bonds & Notes
Banking & Finance	29,941	704	(763)	5	17	356	0	0	30,260	315

Totals	$29,941	$16,931	$(763)	$17	$17	$344	$0	$0	$46,487	$303

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2023	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$8,219	Discounted Cash Flow	Discount Rate	5.057	—
Corporate Bonds & Notes	8,008	Recent Transaction	Purchase Price	95.187	—
Banking & Finance	30,260	Discounted Cash Flow	Discount Rate	11.000-11.693	11.491

Total	$ 46,487

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	55

Schedule of Investments	PIMCO Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 93.9%

CORPORATE BONDS & NOTES 1.3%

BANKING & FINANCE 0.2%

Benloch Ranch Improvement Association No. 2
10.000% due 12/01/2051 «	$4,800	$4,733

INDUSTRIALS 1.1%

Adventist Health System
3.630% due 03/01/2049	5,000	3,266

CommonSpirit Health
4.187% due 10/01/2049	7,000	5,232

Cottage Health Obligated Group
3.304% due 11/01/2049	6,000	3,977

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050	2,000	1,367

Marin General Hospital
7.242% due 08/01/2045	5,000	4,540

Sutter Health
4.091% due 08/15/2048	4,500	3,394

		21,776

Total Corporate Bonds & Notes (Cost $28,266)		26,509

MUNICIPAL BONDS & NOTES 90.6%

ALABAMA 3.1%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.000% due 09/15/2033	550	535

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.330% (MUNIPSA) due 10/01/2052 ~	3,500	3,409

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022
5.250% due 02/01/2053	5,250	5,330

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	12,860	13,122

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	12,500	13,129
7.000% due 10/01/2051	2,355	2,474

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2027	2,710	2,728
5.000% due 09/01/2046	1,000	953

Southeast Alabama Gas Supply District Revenue Bonds, Series 2018
4.498% (US0001M) due 06/01/2049 ~	2,000	2,000
4.548% (US0001M) due 04/01/2049 ~	3,000	3,001

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021
4.000% due 12/01/2051	10,150	9,447

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	9,300	9,399

		65,527

ALASKA 0.5%

Alaska Housing Finance Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2034	1,280	1,348
5.000% due 12/01/2034	1,335	1,403

Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022
5.250% due 11/01/2062	7,575	7,582

		10,333

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ARIZONA 1.3%

Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2049	$390	$211
5.000% due 01/01/2043	6,285	3,965
5.000% due 01/01/2054	8,000	4,612

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022
5.000% due 09/01/2052	6,900	6,979

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.125% due 09/01/2042	2,500	2,156

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2038	1,250	1,159
5.000% due 07/01/2049	5,435	5,470

Tempe, Arizona Certificates of Participation Bonds, Series 2021
2.171% due 07/01/2033	2,500	1,850

		26,402

ARKANSAS 0.1%

Arkansas Development Finance Authority Revenue Bonds, Series 2019
4.500% due 09/01/2049	1,330	1,207

CALIFORNIA 9.4%

Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022
0.000% due 10/01/2048 (d)	5,000	2,398

Alameda County, California Joint Powers Authority Revenue Bonds, Series 2013
5.000% due 12/01/2031	5,000	5,009
5.000% due 12/01/2032	3,000	3,004
5.000% due 12/01/2033	3,500	3,503
5.000% due 12/01/2034	3,000	3,004

Bay Area Toll Authority, California Revenue Bonds, Series 2017
4.000% due 04/01/2034	3,500	3,517

Bay Area Toll Authority, California Revenue Bonds, Series 2023
3.300% due 04/01/2055	15,860	15,860

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	9,800	9,892
5.250% due 01/01/2054	10,430	10,412

California Community Housing Agency Revenue Bonds, Series 2021
4.000% due 02/01/2056	2,750	1,904

California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	835	835

California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2034	200	198
4.000% due 06/01/2035	200	195
5.000% due 06/01/2033	250	264

California Department of Water Resources State Revenue Bonds, Series 2020
1.609% due 12/01/2032	1,000	731
1.789% due 12/01/2035	2,500	1,681

California Department of Water Resources State Revenue Bonds, Series 2021
2.132% due 12/01/2033	2,500	1,866

California Health Facilities Financing Authority Revenue Bonds, Series 2020
4.000% due 04/01/2035	1,750	1,680
4.000% due 04/01/2049	6,000	4,959
4.000% due 08/15/2050	1,000	901

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
3.650% due 01/01/2050	21,000	20,872

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	$5,000	$4,134
5.000% due 01/01/2056	1,250	940

California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	2,125	1,858
4.000% due 09/01/2050 (e)	1,030	793

California Pollution Control Financing Authority Revenue Bonds, Series 2015
3.125% due 11/01/2040	1,400	1,363

California Pollution Control Financing Authority Revenue Bonds, Series 2016
4.750% due 11/01/2046	1,870	1,811

California State General Obligation Bonds, Series 2015
3.875% due 12/01/2030	3,000	2,953

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	6,400	6,128

California State University Revenue Bonds, Series 2021
2.144% due 11/01/2033	1,500	1,124

California State University Revenue Bonds, Series 2023
5.250% due 11/01/2048	2,500	2,679

California Statewide Communities Development Authority Revenue Bonds, Series 2019
4.250% due 11/01/2059	5,520	4,513

CMFA Special Finance Agency, California Revenue Bonds, Series 2021
4.000% due 08/01/2045	2,750	2,091

CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
4.000% due 10/01/2056	2,350	1,589

Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2019
4.094% due 01/15/2049	3,500	2,680

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	61,700	5,360
3.850% due 06/01/2050	6,260	5,690

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022
5.000% due 06/01/2051	2,000	2,032

Inglewood Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2017
5.000% due 05/01/2028	515	535
5.000% due 05/01/2029	500	519

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	1,025	942

Livermore, California Certificates of Participation Bonds, Series 2020
4.000% due 10/01/2040	450	433

Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023
4.000% due 08/01/2050	5,000	4,528

Long Beach Community College District, California General Obligation Bonds, Series 2019
2.587% due 08/01/2031	4,870	4,018

Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022
5.000% due 06/01/2039	1,000	1,078

Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2041	8,540	8,527

Los Angeles Department of Airports, California Revenue Bonds, Series 2018
5.000% due 05/15/2037	3,520	3,574

Los Angeles Department of Airports, California Revenue Bonds, Series 2019
4.000% due 05/15/2049	4,430	3,778

Los Angeles Department of Airports, California Revenue Bonds, Series 2020
5.000% due 05/15/2037	3,000	3,214

56	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Los Angeles Department of Airports, California Revenue Bonds, Series 2023
5.000% due 05/15/2037	$1,000	$1,032

Los Angeles Department of Water & Power Water System, California Revenue Bonds, Series 2022
5.000% due 07/01/2047	1,000	1,046

Peralta Community College District, California General Obligation Bonds, Series 2016
4.000% due 08/01/2039	11,150	10,208

Rio Hondo Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2046 (c)	5,000	1,464

River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
4.250% due 09/01/2047	1,000	948

Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2039	1,500	1,375

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
5.000% due 07/01/2034	6,385	6,678

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023
4.000% due 11/01/2039	1,000	977

San Joaquin Delta Community College, California General Obligation Notes, Series 2021
2.004% due 08/01/2030	2,000	1,638

		196,935

COLORADO 3.0%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2045	5,000	4,427

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	4,915	4,105

Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.530% (MUNIPSA) due 05/15/2061 ~	7,250	7,191
5.250% due 11/01/2039	2,000	2,040

Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021
4.000% due 03/15/2046	10,515	9,222

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2029	10,000	10,286
5.000% due 12/01/2031	1,000	1,024

Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
5.000% due 11/15/2047	3,275	3,376
5.000% due 11/15/2053	2,500	2,478

Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022
5.875% due 12/01/2052	5,000	4,597

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020
5.000% due 09/01/2034	1,300	1,402
5.000% due 09/01/2036	1,400	1,486

E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021
3.908% (SOFRRATE) due 09/01/2039 ~	3,500	3,487

Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	6,930	7,847

Regional Transportation District, Colorado Revenue Bonds, Series 2020
4.000% due 07/15/2040	1,300	1,169

		64,137

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CONNECTICUT 1.4%

Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
4.000% due 05/01/2039	$1,650	$1,564
5.000% due 05/01/2035	1,000	1,069
5.000% due 05/01/2040	5,075	5,278

Connecticut Special Tax State Revenue Bonds, Series 2018
5.000% due 01/01/2035	4,290	4,469

Connecticut Special Tax State Revenue Bonds, Series 2022
5.250% due 07/01/2040	5,945	6,373

Connecticut State General Obligation Bonds, Series 2018
4.000% due 06/15/2037	1,875	1,818
5.000% due 06/15/2038	1,115	1,144

Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	1,905
5.000% due 04/15/2035	6,300	6,672

		30,292

DELAWARE 0.5%

Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
0.000% due 12/01/2039 (c)	1,283	1,023
3.402% due 12/01/2039	10,190	8,130
7.120% due 12/01/2039	1,800	1,603
7.650% due 12/01/2039	230	214

		10,970

DISTRICT OF COLUMBIA 0.4%

District of Columbia Revenue Bonds, Series 2019
5.000% due 03/01/2044	2,250	2,312

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2022
5.000% due 10/01/2030	1,585	1,660
5.000% due 10/01/2031	2,750	2,894

Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,618

		8,484

FLORIDA 2.1%

Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020
4.500% due 01/01/2035	1,250	1,093

Florida Development Finance Corp. Revenue Bonds, Series 2021
4.000% due 11/15/2035	1,850	1,709

Florida State General Obligation Bonds, Series 2019
4.000% due 06/01/2038	3,000	2,863

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,098
5.000% due 10/01/2035	2,500	2,605
5.000% due 10/01/2036	5,235	5,413

Hernando County, Florida Revenue Bonds, Series 2022
5.250% due 06/01/2052	2,000	2,040

Jacksonville, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2043	5,000	5,203

Miami-Dade County, Florida Revenue Bonds, Series 2016
0.000% due 10/01/2032 (c)	2,900	1,903

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	2,000	1,793

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,708
5.250% due 10/01/2052	5,000	4,973

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2040	$1,200	$1,224
5.000% due 10/01/2041	1,000	1,017

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	857
0.000% due 10/01/2033 (c)	1,680	1,034

Putnam County Development Authority, Florida Revenue Bonds, Series 2018
5.000% due 03/15/2042	4,000	4,025

Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	405
0.000% due 09/01/2036 (c)	800	403
0.000% due 09/01/2037 (c)	800	375
0.000% due 09/01/2038 (c)	1,000	439
4.000% due 07/01/2039	1,200	1,065

		44,245

GEORGIA 4.1%

Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,058
5.000% due 07/01/2037	500	520

Burke County, Georgia Development Authority Revenue Bonds, Series 2008
2.925% due 11/01/2048	5,000	4,941

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	7,000	6,852
4.125% due 11/01/2045	1,000	808

DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2022
5.000% due 10/01/2052	10,000	10,287

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013
1.500% due 01/01/2039	1,125	1,065

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	7,000	6,818

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 09/01/2053	2,000	2,022
5.000% due 12/01/2053	9,700	9,816

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
4.478% (US0001M) due 08/01/2048 ~	4,850	4,856

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
5.000% due 05/15/2033	2,500	2,454

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	4,962
5.000% due 07/01/2053	2,000	2,021

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	3,000	2,847

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2037	850	856
5.000% due 01/01/2038	1,500	1,498
5.000% due 01/01/2039	1,500	1,489
5.000% due 01/01/2049	7,000	6,786

Municipal Electric Authority of Georgia Revenue Bonds, Series 2020
5.000% due 01/01/2045	2,000	2,010

Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2046	345	294

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	5,000	4,455

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	57

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Municipal Electric Authority of Georgia Revenue Bonds, Series 2023
5.500% due 07/01/2064	$4,500	$4,510

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2027	335	346

Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2027	400	410

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2030	165	169
5.000% due 01/01/2031	180	185
5.000% due 01/01/2032	220	226

Private Colleges & Universities Authority, Georgia Revenue Bonds, Series 2020
4.000% due 09/01/2039	2,100	2,022

		86,583

ILLINOIS 6.2%

Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022
4.000% due 12/01/2036	2,000	1,728

Chicago Board of Education, Illinois General Obligation Bonds, Series 2015
5.250% due 12/01/2035	1,000	970

Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	2,000	2,028

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2029	3,000	2,993

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2042	1,470	1,518

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2017
5.000% due 01/01/2042	2,500	2,461

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2038	4,000	4,016
5.000% due 07/01/2038	1,000	963
5.000% due 01/01/2039	2,000	2,003

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	5,000	4,886

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2029	1,170	1,221

Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014
5.000% due 12/01/2044	7,500	7,366

Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,940	2,016
5.750% due 01/01/2034	4,500	4,691

Chicago, Illinois General Obligation Bonds, Series 2019
5.500% due 01/01/2035	1,610	1,677

Cook County, Illinois General Obligation Bonds, Series 2021
5.000% due 11/15/2032	1,200	1,264

Cook County, Illinois Sales Tax Revenue Bonds, Series 2018
5.250% due 11/15/2035	1,000	1,038

Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,136
5.000% due 02/15/2029	4,500	4,638

Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035	2,800	2,502
5.000% due 11/01/2049	2,500	1,926

Illinois Finance Authority Revenue Bonds, Series 2020
4.000% due 08/15/2041	5,000	4,530

Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2045	3,830	3,005

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Bonds, Series 2014
5.250% due 02/01/2034	$3,500	$3,502

Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	868
5.000% due 10/01/2033	1,610	1,648

Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,286
4.000% due 10/01/2035	8,000	7,522

Illinois State General Obligation Notes, Series 2016
5.000% due 02/01/2026	3,790	3,864

Illinois State General Obligation Notes, Series 2017
5.000% due 12/01/2026	5,000	5,133

Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2023	1,500	1,500
5.000% due 10/01/2028	5,165	5,380

Illinois State General Obligation Notes, Series 2020
5.500% due 05/01/2030	3,000	3,198

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	3,685	3,687

Illinois State Revenue Bonds, Series 2016
3.000% due 06/15/2033	1,000	865

Illinois State Toll Highway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2041	5,000	5,040

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2033 (c)	3,700	2,373
0.000% due 12/15/2037 (c)	4,500	2,231

Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020
4.000% due 06/15/2050	15,480	12,561

Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017
5.000% due 06/01/2028	2,250	2,317

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	2,500	2,104
5.000% due 01/01/2037	1,150	1,168

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2030	2,250	2,373

		131,196

INDIANA 2.4%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	11,835	11,533

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	2,240	1,931

Indiana Finance Authority Revenue Bonds, Series 2019
7.000% due 03/01/2039	5,805	4,231

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	13,840	13,818

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2036	2,200	2,414
5.000% due 02/01/2044	1,750	1,834

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	1,960

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	1,000	975

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	1,960

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	10,500	10,226

		50,882

IOWA 0.7%

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 08/15/2032	5,625	5,625

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005
7.718% due 08/15/2029	$3,925	$3,925

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	5,000	4,671

		14,221

KANSAS 0.0%

Kansas Development Finance Authority Revenue Bonds, Series 2021
5.000% due 11/15/2054	960	1,018

KENTUCKY 0.3%

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2017
5.000% due 08/15/2032	1,000	1,023

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
5.000% due 07/01/2050	1,670	1,224

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	4,000	3,963

Kentucky State Property & Building Commission Revenue Bonds, Series 2019
4.000% due 11/01/2035	1,000	946

		7,156

LOUISIANA 0.3%

Louisiana Public Facilities Authority Revenue Bonds, Series 2023
5.000% due 07/01/2041	1,500	1,547

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	370	363
2.375% due 06/01/2037	4,015	3,753

		5,663

MAINE 0.4%

Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,376
4.000% due 12/01/2034	1,580	1,442
4.000% due 12/01/2035	1,395	1,259
4.000% due 12/01/2036	1,460	1,285
4.250% due 12/01/2037	1,440	1,271
5.000% due 12/01/2032	1,670	1,696

		8,329

MARYLAND 0.7%

Maryland Department of Transportation State Revenue Bonds, Series 2019
4.000% due 10/01/2032	4,470	4,498

Maryland Department of Transportation State Revenue Bonds, Series 2021
5.000% due 08/01/2036	1,000	1,021

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
3.052% due 07/01/2040	4,500	3,139

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2046	1,000	837

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2037	5,000	5,400

		14,895

MASSACHUSETTS 1.8%

Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	2,000	1,876

58	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commonwealth of Massachusetts General Obligation Bonds, Series 2020
2.029% due 07/01/2035	$3,500	$2,456
2.514% due 07/01/2041	8,000	5,443

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.250% due 10/01/2047	9,000	9,569

Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 01/01/2047	2,500	2,355

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.580% (MUNIPSA) due 07/01/2049 ~	1,000	993
5.000% due 09/01/2059	10,000	10,144

Massachusetts Port Authority Revenue Bonds, Series 2022
5.000% due 07/01/2035	1,350	1,415
5.000% due 07/01/2036	1,290	1,339

Massachusetts School Building Authority Revenue Bonds, Series 2019
5.000% due 02/15/2044	1,900	1,945

		37,535

MICHIGAN 2.0%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	3,650	3,935

Detroit, Michigan General Obligation Bonds, Series 2014
4.000% due 04/01/2044	5,500	3,878

Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2033	800	838

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.291% (TSFR3M) due 07/01/2032 ~	3,750	3,482

Ferris State University, Michigan Revenue Bonds, Series 2016
5.000% due 10/01/2041	1,420	1,425

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2020
3.056% due 07/01/2039	2,550	1,901

Michigan Finance Authority Revenue Bonds, Series 2019
3.384% due 12/01/2040	2,000	1,498
5.000% due 12/01/2048	1,500	1,463

Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	26,500	2,177

Michigan State Building Authority Revenue Bonds, Series 2023
4.000% due 10/15/2047	2,185	1,900

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2046	12,000	12,395

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.250% due 12/01/2035 (a)	1,625	1,704
5.250% due 12/01/2036 (a)	1,710	1,786

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2029 (a)	1,265	1,305
5.000% due 12/01/2032 (a)	1,405	1,461

		41,148

MINNESOTA 0.2%

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016
5.000% due 01/01/2037	1,175	1,204

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2035	1,350	1,397

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022
5.000% due 01/01/2032	$1,075	$1,121

		3,722

MISSOURI 0.5%

Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,343
4.000% due 02/15/2049	1,000	828

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2020
4.000% due 03/01/2039	5,215	4,639

Missouri Development Finance Board Revenue Bonds, Series 2022
5.750% due 05/01/2052	3,000	3,148

		10,958

NEBRASKA 0.0%

Douglas County, Nebraska Hospital Authority No 2 Revenue Bonds, Series 2020
4.000% due 11/15/2050	1,000	818

NEVADA 0.7%

Clark Department of Aviation, Nevada Revenue Bonds, Series 2014
4.250% due 07/01/2034	4,000	3,963

Nevada Department of Business & Industry State Revenue Bonds, Series 2020
8.125% due 01/01/2050	10,000	9,989

Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2048	1,000	819
5.000% due 06/01/2033	220	228

		14,999

NEW HAMPSHIRE 0.2%

New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,969	3,490

NEW JERSEY 2.8%

Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017
5.000% due 03/01/2037	1,000	1,020

Cherry Hill Township School District, New Jersey General Obligation Bonds, Series 2022
4.000% due 08/01/2040	3,750	3,508

MiddleSex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	7,500	7,744

New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2031	370	369

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2041	1,000	912

New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	3,000	3,002

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2032 (c)	4,550	2,999

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018
4.000% due 12/15/2031	8,195	8,126

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2031	3,500	3,638
5.000% due 06/15/2044	1,500	1,509

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	$2,000	$1,867
4.000% due 06/15/2050	1,000	870

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2038	8,500	8,888

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018
5.000% due 12/15/2028	2,155	2,271

New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019
5.000% due 12/15/2028	1,100	1,159

New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	2,500	2,501
5.000% due 01/01/2037	1,000	1,036

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,403
5.000% due 06/01/2046	3,700	3,444

		59,266

NEW MEXICO 0.4%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	8,000	6,586

University of New Mexico Revenue Notes, Series 2016
5.000% due 06/01/2026	1,000	1,031

		7,617

NEW YORK 11.3%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	2,500	2,613

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	3,300	2,747

Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022
2.875% due 07/25/2036 (e)	1,959	1,607

Housing Development Corp., New York Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,750	1,369

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2043	3,225	3,358

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
3.888% (SOFRRATE) due 11/01/2035 ~	4,490	4,477

New York City Housing Development Corp., New York Revenue Bonds, Series 2017
3.750% due 11/01/2052	2,000	1,517

New York City Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
4.058% due 03/01/2026	2,000	1,994

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2032	2,780	2,762

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.000% due 07/15/2037	2,500	2,584

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022
5.000% due 07/15/2035	5,000	5,398

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2037	4,500	4,631

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	8,000	7,485

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	59

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Trust for Cultural Resources, New York Revenue Bonds, Series 2020
4.000% due 12/01/2034	$2,000	$2,002

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
4.800% due 06/15/2050	17,750	17,750

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
4.000% due 06/15/2050	5,500	4,805

New York City, New York General Obligation Bonds, Series 2012
4.170% due 04/01/2042	5,000	5,000

New York City, New York General Obligation Bonds, Series 2018
4.800% due 12/01/2047	15,000	15,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
5.250% due 06/15/2052	1,250	1,305

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	1,765	1,573
5.250% due 06/15/2047	5,000	5,235
5.250% due 06/15/2048 (a)	5,425	5,703
5.250% due 06/15/2053 (a)	7,100	7,427

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
4.000% due 11/01/2037	5,000	4,780

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	2,720	2,960

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	5,000	4,637
5.375% due 11/15/2040	2,000	1,929

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	6,600	6,027

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
4.000% due 05/01/2041	5,350	4,621

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,002
4.000% due 02/15/2039	6,750	6,335
4.000% due 02/15/2047	3,710	3,297
5.000% due 07/01/2050	3,500	3,578

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	1,877
5.000% due 03/15/2041	2,375	2,467

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2036	5,000	5,405

New York State Thruway Authority Revenue Bonds, Series 2019
2.900% due 01/01/2035	3,000	2,433

New York State Thruway Authority Revenue Bonds, Series 2021
4.000% due 03/15/2043	8,250	7,464

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2046	10,000	10,211
5.000% due 03/15/2054	5,000	5,048

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2039	2,875	2,941

New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	6,881
5.000% due 03/15/2044	2,500	2,554

New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	2,000	2,018

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2033	$1,000	$1,047
5.000% due 12/01/2034	450	461
5.000% due 12/01/2035	400	407

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2033	8,000	8,261

New York Transportation Development Corp. Revenue Notes, Series 2020
5.000% due 12/01/2030	400	411

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	1,325	1,279

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2039	2,500	2,585

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,217
5.000% due 12/01/2038	1,400	1,450

Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007
5.693% due 01/01/2028	3,960	3,758

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	3,750	3,897

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021
5.000% due 05/15/2051	6,785	6,891

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	1,750	1,547

TSASC, Inc., New York Revenue Bonds, Series 2017
5.000% due 06/01/2028	4,000	4,129

		238,147

NORTH CAROLINA 0.1%

North Carolina Statue University Revenue Bonds, Series 2020
2.304% due 10/01/2035	1,840	1,345

NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2053	2,250	2,220

OHIO 2.2%

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	25,000	2,443
4.000% due 06/01/2048	7,570	6,404
5.000% due 06/01/2034	3,000	3,159
5.000% due 06/01/2036	2,000	2,087
5.000% due 06/01/2055	990	854

Geisinger Authority, Ohio Revenue Bonds, Series 2017
4.000% due 02/15/2047	7,500	6,447

Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022
4.250% due 11/01/2039	8,250	8,074

Ohio Air Quality Development Authority Revenue Bonds, Series 2005
2.100% due 04/01/2028	4,085	3,946

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	4,715	3,942

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	9,275	7,820

Ohio State Revenue Bonds, Series 2020
4.000% due 11/15/2036	1,000	883

		46,059

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OKLAHOMA 0.1%

Oklahoma Development Finance Authority Revenue Bonds, Series 2019
4.000% due 08/01/2036	$1,750	$1,511

Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	714
5.000% due 08/01/2029	755	752

		2,977

OREGON 1.6%

Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017
5.000% due 11/15/2052	1,500	1,243

Crook County, Oregon General Obligation Bonds, Series 2022
0.000% due 12/01/2046 (d)	2,000	1,654

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
4.000% due 08/15/2039	1,000	906

Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023
0.000% due 06/15/2036 (c)	1,500	821

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2030	600	614

Oregon State General Obligation Bonds, Series 2023
5.000% due 05/01/2042	10,765	11,365
5.000% due 06/01/2042	3,225	3,406

Portland, Oregon Water System Revenue Bonds, Series 2019
5.000% due 05/01/2044	5,000	5,151

Salem-Keizer School District No 24J, Oregon General Obligation Bonds, Series 2020
0.000% due 06/15/2039 (c)	3,000	1,310

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	7,500	7,668

		34,138

PENNSYLVANIA 7.8%

Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017
7.750% due 12/01/2037	470	522

Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017
5.000% due 10/01/2052	2,500	2,500

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	7,500	6,806

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 04/01/2050	17,000	14,310

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2019
4.600% due 06/01/2037	75,025	75,025

Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021
5.000% due 11/01/2046	6,205	6,112

Lehigh County, Pennsylvania Revenue Bonds, Series 2019
5.080% (MUNIPSA) due 08/15/2038 ~(e)	3,145	3,108

Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019
2.450% due 12/01/2039	2,250	1,950

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021
4.380% (MUNIPSA) due 06/01/2041 ~	6,000	5,988

60	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	$500	$488
5.500% due 06/30/2037	1,850	1,960
5.500% due 06/30/2038	2,000	2,106
5.500% due 06/30/2039	5,500	5,762
6.000% due 06/30/2061	7,000	7,396

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020
4.000% due 01/01/2027	1,525	1,481
4.000% due 01/01/2030	800	761
4.000% due 01/01/2031	800	755

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021
4.000% due 07/01/2026	1,500	1,472

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022
5.000% due 12/31/2032	2,500	2,631

Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,500	2,159

Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,500	2,163

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,000	3,070
5.000% due 12/01/2048	3,750	3,795

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2043	3,325	2,982

Pennsylvania Turnpike Commission Revenue Bonds, Series 2022
5.250% due 12/01/2047	1,275	1,324

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2042	3,000	3,110

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022
5.250% due 06/01/2042	1,000	1,061

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020
4.000% due 07/01/2037	700	595

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
5.000% due 07/01/2028	1,400	1,416
5.000% due 07/01/2030	700	703

		163,511

PUERTO RICO 5.2%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	20,520	10,670
0.000% due 11/01/2051	42,779	19,858

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (c)	3,750	2,216
4.000% due 07/01/2041	9,000	7,262

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.625% due 07/01/2027	1,725	1,772

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	13,327	10,795

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.227% (US0003M) due 07/01/2029 ~	7,985	7,503

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (d)	18,567	11,535
5.000% due 07/01/2062	1,409	1,349

Puerto Rico Highway & Transportation Authority Revenue Notes, Series 2022
0.000% due 07/01/2032 (c)	916	592

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	$5,000	$1,295
0.000% due 07/01/2051 (c)	71,212	13,282
4.500% due 07/01/2034	2,456	2,371
4.750% due 07/01/2053	11,570	10,258

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	10,167	9,380

		110,138

RHODE ISLAND 0.9%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,037
5.000% due 06/01/2050	13,800	12,925

		17,962

SOUTH CAROLINA 0.2%

Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	621
4.250% due 02/01/2043	675	643

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2046	3,000	3,004

		4,268

TENNESSEE 2.1%

Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017
4.750% due 07/01/2027 ^(b)	290	244

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,015
5.000% due 07/01/2056	2,630	2,610

Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022
4.000% due 01/01/2042	5,000	4,632

Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020
4.000% due 11/01/2055	1,000	678

Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, (FNMA Insured), Series 2021
4.875% due 10/01/2038	6,800	6,565

Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022
5.250% due 07/01/2032	1,205	1,289

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	8,250	8,272

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	9,065	8,680

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	6,000	6,097

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2024	1,400	1,399

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	1,685	1,671

		44,152

TEXAS 8.6%

Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.250% due 12/01/2045	6,000	5,981
7.500% due 12/01/2045	1,000	632

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anna Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.125% due 02/15/2053	$1,750	$1,550

Austin, Texas Electric Utility Revenue Bonds, Series 2023
5.000% due 11/15/2048	5,800	5,942

Austin, Texas Water & Wastewater System Revenue Bonds, Series 2017
5.000% due 11/15/2037	2,000	2,049

Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	2,000	1,821

Central Texas Regional Mobility Authority Revenue Bonds, Series 2020
3.593% due 01/01/2042	3,000	2,221

Central Texas Regional Mobility Authority Revenue Bonds, Series 2021
4.000% due 01/01/2040	800	720
4.000% due 01/01/2041	800	712

Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2037 (c)	10,000	4,700
5.000% due 08/15/2042	1,000	945

City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022
5.000% due 07/15/2047	4,000	4,075

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018
4.000% due 02/15/2043	2,500	2,258

Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2038	3,000	3,177

Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,180	2,727

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021
5.000% due 11/01/2043	5,805	5,887

Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022
5.000% due 11/01/2036	6,965	7,381

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2020
2.130% due 10/01/2033	1,000	758

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	5,000	5,241

Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023
4.250% due 02/15/2053	2,000	1,805

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	4,450	4,450

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2020
4.000% due 10/01/2049	2,580	2,171

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,500	2,602

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021
4.000% due 10/01/2042	5,000	4,408

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2039	3,000	3,167

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2034	1,000	1,045
5.000% due 07/01/2035	1,460	1,520
5.000% due 07/01/2036	1,000	1,035

Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023
5.000% due 07/01/2037	2,000	2,062

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	61

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Houston, Texas Combined Utility System Revenue Bonds, Series 2019
4.000% due 11/15/2044	$1,500	$1,333

Houston, Texas Combined Utility System Revenue Bonds, Series 2020
1.972% due 11/15/2034	1,000	710

Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/15/2048	5,000	4,358
5.000% due 02/15/2042	4,515	4,694

Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2017
5.000% due 11/01/2029	1,250	1,271

Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2008
4.000% due 06/01/2030	2,500	2,375

New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	2,000	1,835
5.000% due 01/01/2047	2,000	1,672

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2039	4,230	4,253

North Texas Tollway Authority Revenue Bonds, Series 2017
5.000% due 01/01/2048	6,000	5,909

North Texas Tollway Authority Revenue Bonds, Series 2018
5.000% due 01/01/2048	4,000	4,000

Rowlett, Texas Special Assessment Bonds, Series 2016
5.750% due 09/15/2036	100	95

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2017
5.000% due 02/01/2047	5,000	5,035

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	6,000	5,429
5.000% due 02/01/2046	2,000	2,066

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	4,935
5.000% due 11/15/2052	2,800	2,972

Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2023
5.500% due 07/01/2053	3,000	3,097

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% (US0003M) due 12/15/2026 ~	4,000	3,878

Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019
5.000% due 06/30/2058	8,470	8,106

Texas State General Obligation Bonds, Series 2016
5.500% due 08/01/2031	3,000	3,106

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	4,500	4,113

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	7,200	7,212

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	5,700	5,782
5.000% due 10/15/2058 (a)	4,000	4,115

Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022
4.125% due 06/01/2045	2,000	1,927

Williamson County, Texas General Obligation Notes, Series 2021
0.922% due 02/15/2027	5,000	4,379

		181,699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 0.7%

City of Salt Lake, Utah Airport Revenue Bonds, Series 2017
5.000% due 07/01/2042	$3,000	$2,952

City of Salt Lake, Utah Airport Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,750	1,717

City of Salt Lake, Utah Revenue Bonds, Series 2023
5.250% due 07/01/2043	2,500	2,585
5.250% due 07/01/2048	4,500	4,620

Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023
5.000% due 07/01/2038	2,100	2,220

		14,094

VIRGINIA 0.8%

Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021
4.000% due 01/01/2038	1,100	1,006
4.000% due 01/01/2055	2,500	2,047

Virginia Housing Development Authority Revenue Bonds, (FHA Insured), Series 2023
5.150% due 10/01/2053 (a)	2,345	2,300

Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,465
5.500% due 07/01/2049	2,500	2,136

Virginia Small Business Financing Authority Revenue Bonds, Series 2020
4.000% due 12/01/2049	3,250	2,724

		16,678

WASHINGTON 1.3%

Grant County, Washington Public Utility District No 2 Revenue Bonds, Series 2023
5.000% due 01/01/2041	1,350	1,413
5.000% due 01/01/2043	1,100	1,145

Snohomish County, Washington Public Utility District No 1 Revenue Bonds, Series 2021
5.000% due 12/01/2051	9,000	9,121

State of Washington General Obligation Refunding Bonds, Series 2021
4.000% due 08/01/2035	3,180	3,167

Washington Health Care Facilities Authority Revenue Bonds, Series 2017
5.000% due 01/01/2047	2,000	2,075

Washington Health Care Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2044	1,000	835

Washington Higher Education Facilities Authority Revenue Bonds, Series 2020
4.000% due 05/01/2045	1,000	847

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	10,000	8,047

		26,650

WEST VIRGINIA 0.2%

West Virginia State General Obligation Bonds, Series 2019
5.000% due 12/01/2041	3,500	3,605

WISCONSIN 1.9%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	11,000	7,700

Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,470	2,159
5.250% due 03/01/2045	1,825	1,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	$1,040	$768
4.000% due 03/31/2056	4,690	3,394
4.500% due 06/01/2056	2,500	1,686
5.000% due 01/01/2056	1,150	852

Public Finance Authority, Wisconsin Revenue Notes, Series 2016
2.625% due 11/01/2025	1,500	1,434

Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (c)	3,200	1,609
0.000% due 12/15/2039 (c)	3,250	1,456
0.000% due 12/15/2050 (c)	15,000	3,672
0.000% due 12/15/2060 (c)	2,500	351

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
5.000% due 11/15/2035	5,500	5,593

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2047	3,500	2,981

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 10/15/2036	2,375	2,240
4.000% due 08/15/2040	2,000	1,804

Wisconsin State Revenue Notes, Series 2023
4.614% due 05/01/2032	1,500	1,427

		40,646

Total Municipal Bonds & Notes (Cost $1,991,859)		1,906,317

U.S. GOVERNMENT AGENCIES 1.1%

Freddie Mac
2.990% due 04/25/2043 ~	8,700	6,660
3.790% due 07/01/2040	3,984	3,391
3.850% due 07/01/2039	5,483	4,754
4.370% due 03/01/2040	3,882	3,509
4.900% due 02/01/2040	4,116	3,933

Total U.S. Government Agencies (Cost $23,249)		22,247

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%

Freddie Mac
4.140% due 01/25/2040	9,973	8,754

New Hampshire Business Finance Authority
3.875% due 01/20/2038	9,982	8,605

Total Non-Agency Mortgage-Backed Securities (Cost $18,536)		17,359

ASSET-BACKED SECURITIES 0.1%

Louisiana Local Government Environmental Facilities & Community Development Authority
5.198% due 12/01/2039	3,300	3,160

Total Asset-Backed Securities (Cost $3,300)		3,160

SHORT-TERM INSTRUMENTS 0.0%

MUNICIPAL BONDS & NOTES 0.0%

Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2024	1,000	1,002

Total Municipal Bonds & Notes (Cost $1,004)		1,002

Total Short-Term Instruments (Cost $1,004)		1,002

Total Investments in Securities (Cost $2,066,214)		1,976,594

62	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 7.5%

SHORT-TERM INSTRUMENTS 7.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.5%

PIMCO Short-Term Floating NAV Portfolio III	16,131,257	$156,812

Total Short-Term Instruments (Cost $156,775)		156,812

Total Investments in Affiliates (Cost $156,775)		156,812

Total Investments 101.4% (Cost $2,222,989)		$2,133,406

Financial Derivative Instruments (f) (0.0)% (Cost or Premiums, net $0)		(58)

Other Assets and Liabilities, net (1.4)%		(29,843)

Net Assets 100.0%		$2,103,505

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2050	11/22/2022	$ 827	$793	0.04%
Freddie Mac Multifamily Variable Rate Certificate, New York Revenue Bonds, Series 2022	2.875	07/25/2036	11/17/2022	1,709	1,607	0.08
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	5.080	08/15/2038	09/14/2021	3,210	3,108	0.15

				$ 5,746	$5,508	0.27%

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond December Futures	12/2023	46	$(5,234)	$278	$0	$(13)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	120	(14,243)	931	0	(45)

Total Futures Contracts				$1,209	$0	$(58)

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	63

Schedule of Investments	PIMCO Municipal Bond Fund	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of September 30, 2023:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$0	$0	$0	$(58)	$0	$(58)

Cash of $4,321 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$58	$58

The effect of Financial Derivative Instruments on the Statements of Operations for the period ended September 30, 2023:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,148	$2,148

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$2,053	$2,053

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$4,733	$4,733
Industrials	0	21,776	0	21,776
Municipal Bonds & Notes
Alabama	0	65,527	0	65,527
Alaska	0	10,333	0	10,333
Arizona	0	26,402	0	26,402
Arkansas	0	1,207	0	1,207
California	0	196,935	0	196,935
Colorado	0	64,137	0	64,137
Connecticut	0	30,292	0	30,292
Delaware	0	10,970	0	10,970
District of Columbia	0	8,484	0	8,484
Florida	0	44,245	0	44,245
Georgia	0	86,583	0	86,583
Illinois	0	131,196	0	131,196
Indiana	0	50,882	0	50,882
Iowa	0	14,221	0	14,221

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Kansas	$0	$1,018	$0	$1,018
Kentucky	0	7,156	0	7,156
Louisiana	0	5,663	0	5,663
Maine	0	8,329	0	8,329
Maryland	0	14,895	0	14,895
Massachusetts	0	37,535	0	37,535
Michigan	0	41,148	0	41,148
Minnesota	0	3,722	0	3,722
Missouri	0	10,958	0	10,958
Nebraska	0	818	0	818
Nevada	0	14,999	0	14,999
New Hampshire	0	3,490	0	3,490
New Jersey	0	59,266	0	59,266
New Mexico	0	7,617	0	7,617
New York	0	238,147	0	238,147
North Carolina	0	1,345	0	1,345
North Dakota	0	2,220	0	2,220
Ohio	0	46,059	0	46,059
Oklahoma	0	2,977	0	2,977

64	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Oregon	$0	$34,138	$0	$34,138
Pennsylvania	0	163,511	0	163,511
Puerto Rico	0	110,138	0	110,138
Rhode Island	0	17,962	0	17,962
South Carolina	0	4,268	0	4,268
Tennessee	0	44,152	0	44,152
Texas	0	181,699	0	181,699
Utah	0	14,094	0	14,094
Virginia	0	16,678	0	16,678
Washington	0	26,650	0	26,650
West Virginia	0	3,605	0	3,605
Wisconsin	0	40,646	0	40,646
U.S. Government Agencies	0	22,247	0	22,247
Non-Agency Mortgage-Backed Securities	0	17,359	0	17,359
Asset-Backed Securities	0	3,160	0	3,160
Short-Term Instruments
Municipal Bonds & Notes	0	1,002	0	1,002

	$0	$1,971,861	$4,733	$1,976,594

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$156,812	$0	$0	$156,812

Total Investments	$156,812	$1,971,861	$4,733	$2,133,406

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(58)	$0	$(58)

Total Financial Derivative Instruments	$0	$(58)	$0	$(58)

Totals	$156,812	$1,971,803	$4,733	$2,133,348

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	65

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 97.6%

MUNICIPAL BONDS & NOTES 95.8%

ALABAMA 2.7%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.000% due 06/01/2051	$2,000	$1,887

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,469

Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
6.500% due 10/01/2053	1,250	1,313
7.000% due 10/01/2051	2,000	2,101

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.500% due 01/01/2053	2,500	2,567

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	3,050	3,083

West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998
3.650% due 06/01/2028	1,800	1,736

		14,156

ARIZONA 3.2%

Arizona Health Facilities Authority Revenue Bonds, Series 2014
5.000% due 01/01/2044	4,000	4,009

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,000	979

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022
5.000% due 09/01/2052	2,000	2,023

Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017
4.125% due 09/01/2032	2,500	2,461

Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	307
5.000% due 07/01/2030	350	357

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,000	1,042

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022
5.000% due 01/01/2031	2,505	2,665

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2039	2,500	2,299

Tempe, Arizona Certificates of Participation Bonds, Series 2021
2.171% due 07/01/2033	1,000	740

		16,882

CALIFORNIA 10.4%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.430% (MUNIPSA) due 04/01/2056 ~	1,000	978

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,400	2,423
5.250% due 01/01/2054	3,250	3,244

California Department of Water Resources State Revenue Bonds, Series 2022
5.000% due 12/01/2035	4,375	4,903

California Health Facilities Financing Authority Revenue Bonds, Series 2021
3.000% due 08/15/2054	2,200	2,167

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
3.650% due 01/01/2050	$8,605	$8,553

California Municipal Finance Authority Revenue Bonds, Series 2023
4.375% due 09/01/2053	1,250	1,231

California State General Obligation Bonds, (AGM Insured), Series 2007
5.250% due 08/01/2032	2,500	2,805

California State General Obligation Bonds, Series 2022
5.000% due 09/01/2039	2,500	2,672

California State General Obligation Bonds, Series 2023
4.000% due 09/01/2043	1,600	1,532

California State General Obligation Notes, Series 2022
5.000% due 11/01/2026	3,055	3,185

California State University Revenue Bonds, Series 2016
0.550% due 11/01/2049	1,625	1,425

Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019
4.000% due 10/01/2044	2,630	2,400

Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021
1.313% due 08/01/2028	4,000	3,356

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.850% due 06/01/2050	2,255	2,050

Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019
3.678% due 06/01/2038	800	735

Los Angeles Department of Airports, California Revenue Bonds, Series 2022
5.500% due 05/15/2039	5,000	5,299

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2017
5.000% due 05/01/2047	3,630	3,565

San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023
4.000% due 11/01/2039	1,000	977

Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019
5.000% due 06/01/2034	1,250	1,316

		54,816

COLORADO 2.3%

Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/01/2049	1,385	1,117

Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,060
5.250% due 11/01/2036	1,000	1,041

Colorado State Certificates of Participation Bonds, Series 2022
6.000% due 12/15/2038	3,000	3,430

Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016
5.000% due 12/01/2027	1,000	1,008

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
5.000% due 12/01/2032	2,000	2,047

Denver, Colorado Airport System City & County Revenue Notes, Series 2022
5.000% due 11/15/2029	1,000	1,044

Regional Transportation District, Colorado Revenue Notes, Series 2020
5.000% due 01/15/2031	1,140	1,192

		11,939

CONNECTICUT 1.5%

Bridgeport, Connecticut General Obligation Notes, Series 2017
5.000% due 08/15/2027	1,000	1,041

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Connecticut State General Obligation Bonds, Series 2018
5.000% due 09/15/2030	$1,000	$1,060

Connecticut State General Obligation Bonds, Series 2022
4.000% due 01/15/2034	1,500	1,520

Connecticut State General Obligation Notes, Series 2022
5.000% due 11/15/2028	1,000	1,069
5.000% due 11/15/2029	1,875	2,021

Metropolitan District, Connecticut General Obligation Bonds, Series 2018
5.000% due 07/15/2030	1,000	1,062

		7,773

DISTRICT OF COLUMBIA 1.4%

District of Columbia Revenue Bonds, Series 2019
4.000% due 03/01/2040	4,370	4,053

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021
5.000% due 10/01/2029	3,000	3,130

		7,183

FLORIDA 3.6%

Escambia County, Florida Revenue Bonds, Series 2019
2.000% due 11/01/2033	775	757

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2026	1,450	1,475

Florida Municipal Power Agency Revenue Bonds, Series 2015
5.000% due 10/01/2027	500	509

Florida’s Turnpike Enterprise Revenue Bonds, Series 2018
4.000% due 07/01/2048	2,500	2,153

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2040	1,000	999

Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2034	2,400	2,512

Lee Memorial Health System, Florida Revenue Bonds, Series 2019
5.000% due 04/01/2033	1,000	1,013

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,546
5.000% due 10/01/2036	1,300	1,328

Orlando Utilities Commission, Florida Revenue Bonds, Series 2021
1.250% due 10/01/2046	1,000	832

Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2032 (b)	1,000	646

Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2026 (b)	275	238

University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021
4.000% due 07/01/2035	2,000	1,957

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023
5.250% due 05/01/2054	1,000	955

		18,920

GEORGIA 4.3%

Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2019
4.000% due 07/01/2036	2,000	1,905

66	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019
4.000% due 07/01/2035	$4,000	$3,838

Burke County, Georgia Development Authority Revenue Bonds, Series 2008
2.925% due 11/01/2048	1,250	1,235

Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	1,000	979
4.125% due 11/01/2045	1,000	808

Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013
1.500% due 01/01/2039	400	379

Georgia State General Obligation Bonds, Series 2018
5.000% due 07/01/2032	2,500	2,647

Georgia State General Obligation Notes, Series 2022
5.000% due 07/01/2030	1,440	1,576

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	250	243

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	2,400	2,429

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
4.478% (US0001M) due 08/01/2048 ~	550	551

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	1,500	1,466

Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 01/01/2035	1,500	1,502

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2034	500	514

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022
4.500% due 07/01/2063	1,000	891

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2025	425	430
5.000% due 01/01/2029	450	474
5.000% due 01/01/2032	100	106

Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2028	400	414

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2026	200	202
5.000% due 01/01/2028	175	179

		22,768

GUAM 0.2%

Guam Government Waterworks Authority Revenue Notes, Series 2014
5.000% due 07/01/2024	850	851

ILLINOIS 7.6%

Chicago Board of Education, Illinois General Obligation Notes, Series 2018
5.000% due 12/01/2026	1,000	1,014

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2029	2,500	2,495

Chicago O’Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023
5.250% due 01/01/2041	1,945	2,015

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2035	715	740

Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,718
5.000% due 06/01/2028	1,875	1,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois General Obligation Notes, Series 2019
5.000% due 01/01/2028	$1,000	$1,031

Illinois Finance Authority Revenue Bonds, Series 2008
4.000% due 11/01/2030	500	480

Illinois Finance Authority Revenue Bonds, Series 2020
4.600% due 08/15/2049	14,300	14,300
5.000% due 08/15/2033	1,750	1,866

Illinois Finance Authority Revenue Bonds, Series 2022
4.600% due 08/15/2057	1,000	1,000

Illinois State General Obligation Bonds, Series 2016
4.000% due 06/01/2033	750	716

Illinois State General Obligation Bonds, Series 2021
5.000% due 03/01/2035	2,470	2,555

Illinois State General Obligation Notes, Series 2022
5.000% due 03/01/2026	1,000	1,020

Illinois State Revenue Bonds, Series 2013
5.000% due 06/15/2026	575	575

Illinois State Toll Highway Authority Revenue Bonds, Series 2019
5.000% due 01/01/2030	1,000	1,058

Sales Tax Securitization Corp., Illinois Revenue Bonds, (BAM Insured), Series 2020
5.000% due 01/01/2037	3,350	3,467

Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023
5.000% due 01/01/2038	1,000	1,010

		40,006

INDIANA 3.5%

Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012
4.250% due 11/01/2030	1,000	974

Indiana Finance Authority Revenue Bonds, Series 2010
3.000% due 11/01/2030	3,000	2,696

Indiana Finance Authority Revenue Bonds, Series 2018
5.000% due 02/01/2031	750	797

Indiana Finance Authority Revenue Bonds, Series 2022
4.500% due 12/15/2046	5,000	4,992

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2037	1,225	1,329

Indiana Municipal Power Agency Revenue Notes, Series 2019
5.000% due 01/01/2030	500	528

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,450

Rockport, Indiana Revenue Bonds, Series 2009
3.050% due 06/01/2025	500	488

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,500	2,450

Whiting, Indiana Revenue Bonds, Series 2016
4.400% due 03/01/2046	2,000	1,948

		18,652

IOWA 0.3%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	400	373

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021
4.000% due 06/01/2038	1,000	943

		1,316

KENTUCKY 2.0%

Kentucky Public Energy Authority Revenue Bonds, Series 2020
4.000% due 12/01/2050	1,000	981

Kentucky Public Energy Authority Revenue Notes, Series 2018
4.000% due 06/01/2025	4,000	3,945

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	$3,000	$3,232
5.250% due 06/01/2039	1,250	1,316

Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023
5.000% due 10/01/2039	1,000	1,016

		10,490

LOUISIANA 0.1%

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	310	304

MARYLAND 0.4%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2035	450	427

Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021
5.000% due 06/01/2029	250	260

Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2035	1,510	1,661

		2,348

MASSACHUSETTS 0.9%

Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2037	1,600	1,720

Commonwealth of Massachusetts General Obligation Notes, Series 2022
5.000% due 10/01/2031	2,400	2,646

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2030	500	517

		4,883

MICHIGAN 4.1%

Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001
6.000% due 05/01/2029	1,265	1,364

Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2028	300	308
5.250% due 05/01/2029	500	515
5.250% due 05/01/2030	700	725
5.250% due 05/01/2031	600	624
5.250% due 05/01/2032	600	626

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.291% (TSFR3M) due 07/01/2032 ~	1,000	928

Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 07/01/2029	1,950	2,000

Michigan Finance Authority Hospital Revenue Refunding Notes, Series 2022
5.000% due 04/15/2030	2,000	2,135

Michigan Finance Authority Revenue Bonds, Series 2015
5.000% due 07/01/2030	500	506

Michigan Trunk Line State Revenue Bonds, Series 2023
5.000% due 11/15/2038	1,000	1,079

Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2034 (a)	1,640	1,699

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028 (a)	7,210	7,421
5.000% due 12/01/2032 (a)	1,470	1,527

		21,457

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	67

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MISSISSIPPI 0.1%

Mississippi Business Finance Corp. Revenue Bonds, Series 2002
3.200% due 09/01/2028	$750	$717

MISSOURI 1.0%

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	2,000	2,185

Missouri Development Finance Board Revenue Notes, Series 2022
5.000% due 05/01/2031	1,190	1,273

St Louis School District, Missouri General Obligation Notes, (AGM Insured), (BAM Insured) Series 2022
4.000% due 04/01/2024	2,000	2,001

		5,459

NEVADA 0.0%

Reno, Nevada Revenue Bonds, Series 2018
0.000% due 07/01/2058 (b)	2,000	218

NEW JERSEY 3.8%

New Jersey Economic Development Authority Revenue Notes, Series 2013
5.000% due 01/01/2024	570	571

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.185% due 03/01/2030	1,000	982

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008
0.000% due 12/15/2037 (b)	2,250	1,108

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009
0.000% due 12/15/2034 (b)	1,500	898

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2037 (b)	1,560	768

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,710
5.000% due 06/15/2037	4,000	4,211

New Jersey Turnpike Authority Revenue Bonds, Series 2017
5.000% due 01/01/2030	750	777

South Jersey Port Corp., New Jersey Revenue Bonds, Series 2016
5.000% due 01/01/2035	290	292

Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,651
5.000% due 06/01/2046	2,000	1,861

		19,829

NEW MEXICO 0.8%

Farmington, New Mexico Revenue Bonds, Series 2005
1.800% due 04/01/2029	3,000	2,470

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.000% due 08/01/2039	1,700	1,559

		4,029

NEW YORK 11.9%

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2040	1,665	1,759

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015
4.800% due 11/15/2050	1,000	1,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
5.000% due 07/15/2031	$1,000	$1,053

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.800% due 11/01/2044	4,000	4,000

New York City Water & Sewer System, New York Revenue Bonds, Series 2012
4.100% due 06/15/2046	3,230	3,230

New York City, New York General Obligation Bonds, Series 2014
4.060% due 03/01/2044	12,500	12,500

New York City, New York General Obligation Bonds, Series 2023
5.000% due 08/01/2037	1,750	1,855

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013
4.750% due 06/15/2048	8,000	8,000

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021
5.000% due 06/15/2032	4,000	4,382

New York State Dormitory Authority Revenue Bonds, Series 2015
5.000% due 03/15/2030	3,000	3,023

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 05/01/2048	5,620	5,623

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,500	1,502

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2036	1,000	1,081

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	1,000	933

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
5.125% due 09/01/2050	1,150	1,135

New York State Urban Development Corp. Revenue Bonds, Series 2019
5.000% due 03/15/2045	3,000	3,034

New York Transportation Development Corp. Revenue Notes, Series 2020
4.000% due 10/01/2030	2,000	1,931

Port Authority of New York & New Jersey Revenue Bonds, Series 2021
5.000% due 10/15/2032	1,720	1,836

Port Authority of New York & New Jersey Revenue Bonds, Series 2022
5.000% due 08/01/2039	1,500	1,542

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2036	1,500	1,578

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	767
5.000% due 06/01/2027	750	773

		62,537

NORTH CAROLINA 0.6%

North Carolina State Revenue Bonds, Series 2019
5.000% due 05/01/2030	500	536

State of North Carolina Build Revenue Notes, Series 2022
5.000% due 05/01/2029	1,730	1,859

University of North Carolina at Greensboro Revenue Bonds, Series 2014
5.000% due 04/01/2025	1,000	1,004

		3,399

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORTH DAKOTA 0.1%

Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	$300	$311
5.000% due 12/01/2039	225	226

		537

OHIO 2.1%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019
5.000% due 02/15/2031	320	333

Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2034	1,000	1,053

Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020
5.000% due 01/01/2032	1,000	1,079

Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2025	1,000	1,003

Northeast Ohio Medical University Revenue Notes, Series 2021
5.000% due 12/01/2027	200	203

Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022
4.250% due 11/01/2039	500	489

Ohio Air Quality Development Authority Revenue Bonds, Series 2019
5.000% due 07/01/2049	2,500	2,108

Ohio Higher Educational Facility Commission Revenue Notes, Series 2013
5.000% due 12/01/2023	1,000	1,002

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023
5.000% due 12/01/2038	3,250	3,478

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2030 (b)	700	501

		11,249

OREGON 2.2%

Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2038	5,195	5,288

Oregon State Facilities Authority Legacy Health Project Revenue Notes, Series 2022
5.000% due 06/01/2030	1,700	1,784

Port of Portland, Oregon Airport Revenue Bonds, Series 2023
5.000% due 07/01/2036	4,400	4,584

		11,656

PENNSYLVANIA 6.2%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
4.680% (MUNIPSA) due 11/15/2047 ~	4,350	4,306

Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018
4.000% due 06/01/2039	1,250	1,134

Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018
5.000% due 06/01/2025	500	507

Commonwealth of Pennsylvania General Obligation Notes, Series 2016
5.000% due 01/15/2027	1,000	1,043

Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2013
5.000% due 01/01/2027	1,000	1,002

Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007
4.550% (US0003M) due 06/01/2037 ~	2,000	1,676

68	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020
5.000% due 04/01/2043	$1,500	$1,524

Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016
3.000% due 09/01/2029	1,000	915

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	2,000	1,994

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
4.851% (US0001M) due 08/15/2048 ~	750	750

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	853

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.500% due 06/30/2038	1,350	1,422

Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022
5.000% due 06/30/2032	2,770	2,911

Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2035	125	130

Pennsylvania Turnpike Commission Revenue Notes, Series 2018
4.580% (MUNIPSA) due 12/01/2023 ~	1,000	1,000

Pennsylvania Turnpike Commission Revenue Notes, Series 2022
5.000% due 12/01/2031	4,000	4,375

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2014
5.000% due 07/01/2042	5,095	5,130

Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016
5.000% due 10/01/2026	660	679

Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022
5.000% due 06/01/2029	1,000	1,073

		32,424

PUERTO RICO 3.5%

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2037	2,500	2,105

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
5.625% due 07/01/2027	2,928	3,007

GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018
7.500% due 08/20/2040	2,890	2,341

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.227% (US0003M) due 07/01/2029 ~	345	324

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	4,000	2,485

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,194
4.500% due 07/01/2034	1,500	1,448
5.000% due 07/01/2058	5,327	4,832

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.550% due 07/01/2040	700	646

		18,382

RHODE ISLAND 0.3%

Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	1,500	1,511

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH CAROLINA 0.5%

Charleston Educational Excellence Finance Corp., South Carolina Revenue Notes, Series 2020
1.919% due 12/01/2030	$1,750	$1,400

South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2023
4.000% due 04/01/2033	1,000	991

		2,391

SOUTH DAKOTA 0.1%

South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 11/01/2027	535	547

TENNESSEE 2.6%

Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2037	715	758

Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, (FNMA Insured), Series 2021
4.875% due 10/01/2038	1,800	1,738

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	1,000	1,003

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	2,000	1,915

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000	2,032

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,000	1,003

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021
5.000% due 05/01/2052	3,000	2,975

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2023
5.000% due 05/01/2053	2,000	1,996

		13,420

TEXAS 6.1%

Austin Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2017
5.000% due 08/01/2024	1,000	1,010

Austin, Texas Airport System Revenue Bonds, Series 2022
5.000% due 11/15/2037	2,000	2,022

Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2019
5.000% due 02/15/2030	340	364

Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2023	690	690

Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
5.000% due 08/15/2038	5,000	5,281

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,500	2,602

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019
5.000% due 12/01/2028	390	412

Harris County, Texas Municipal Utility District No 383 Revenue Bonds, (BAM Insured), Series 2023
5.000% due 08/15/2035	1,500	1,630

Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Houston, Texas Airport System Revenue Bonds, Series 2018
5.000% due 07/01/2030	$1,000	$1,046

Houston, Texas Airport System Revenue Notes, (AGM Insured), Series 2023
5.000% due 07/01/2026	500	507
5.000% due 07/01/2027	1,600	1,635

Lamar Cosolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,500	1,599
5.000% due 02/15/2038	1,000	1,053

Love Field Airport Modernization Corp., Texas Revenue Bonds, (AGM Insured), Series 2021
5.000% due 11/01/2032	2,000	2,085

Lower Colorado River Authority, Texas Revenue Bonds, Series 2019
5.000% due 05/15/2031	1,000	1,052

North Texas Tollway Authority Revenue Bonds, Series 2016
5.000% due 01/01/2028	515	528

North Texas Tollway Authority Revenue Bonds, Series 2022
5.000% due 01/01/2036	1,250	1,323

North Texas Tollway Authority Revenue Notes, Series 2016
5.000% due 01/01/2026	550	551

Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.000% due 02/01/2043	1,500	1,357

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% (US0003M) due 12/15/2026 ~	750	727

Texas State University System Revenue Bonds, Series 2017
5.000% due 03/15/2030	330	342

Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	1,000	1,069

Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,803

Texas Water Development Board Revenue Notes, Series 2018
5.000% due 10/15/2028	375	399

		32,260

UTAH 0.7%

City of Salt Lake, Utah Revenue Bonds, Series 2023
5.250% due 07/01/2036	2,125	2,282

Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023
5.000% due 07/01/2037	1,500	1,598

		3,880

VIRGINIA 0.5%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,600	1,674

Richmond Redevelopment & Housing Authority, Virginia Revenue Notes, Series 2023
4.250% due 03/01/2026	1,000	993

		2,667

WASHINGTON 1.8%

Grant County, Washington Public Utility District No 2 Revenue Bonds, Series 2023
5.000% due 01/01/2037	850	917

Port of Seattle, Washington Revenue Bonds, Series 2019
4.000% due 04/01/2044	5,000	4,308

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	69

Schedule of Investments	PIMCO National Intermediate Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State of Washington General Obligation Refunding Notes, Series 2022
4.000% due 07/01/2030	$2,020	$2,059

Washington State Housing Finance Commission Revenue Bonds, Series 2023
3.375% due 04/20/2037	2,850	2,293

		9,577

WISCONSIN 2.4%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	2,500	2,349

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2046	4,250	4,107

University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018
4.770% due 04/01/2048	2,000	2,000

Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020
0.000% due 12/15/2029 (b)	2,105	1,615

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	2,000	1,698

Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018
5.000% due 04/01/2028	900	944

		12,713

Total Municipal Bonds & Notes (Cost $516,861)		504,146

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 0.6%

Freddie Mac
2.990% due 04/25/2043 ~	$1,500	$1,148
4.370% due 03/01/2040	1,000	904
4.900% due 02/01/2040	1,000	956

Total U.S. Government Agencies (Cost $3,118)		3,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%

New Hampshire Business Finance Authority
3.875% due 01/20/2038	2,496	2,151

Total Non-Agency Mortgage-Backed Securities (Cost $2,294)		2,151

SHORT-TERM INSTRUMENTS 0.8%

MUNICIPAL BONDS & NOTES 0.8%

Los Angeles County, California Facilities Inc Revenue Notes, Series 2023
5.000% due 06/28/2024	2,325	2,353

School District of Broward County, Florida Revenue Notes, Series 2023
5.000% due 06/28/2024	2,000	2,016

Total Municipal Bonds & Notes (Cost $4,378)		4,369

Total Short-Term Instruments (Cost $4,378)		4,369

Total Investments in Securities (Cost $526,651)		513,674

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 4.7%

SHORT-TERM INSTRUMENTS 4.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%

PIMCO Short-Term Floating NAV Portfolio III	2,544,207	$24,732

Total Short-Term Instruments (Cost $24,723)		24,732

Total Investments in Affiliates (Cost $24,723)		24,732

Total Investments 102.3% (Cost $551,374)		$538,406

Other Assets and Liabilities, net (2.3)%		(11,934)

Net Assets 100.0%		$526,472

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$14,156	$0	$14,156
Arizona	0	16,882	0	16,882
California	0	54,816	0	54,816
Colorado	0	11,939	0	11,939
Connecticut	0	7,773	0	7,773
District of Columbia	0	7,183	0	7,183
Florida	0	18,920	0	18,920
Georgia	0	22,768	0	22,768
Guam	0	851	0	851
Illinois	0	40,006	0	40,006
Indiana	0	18,652	0	18,652
Iowa	0	1,316	0	1,316
Kentucky	0	10,490	0	10,490
Louisiana	0	304	0	304
Maryland	0	2,348	0	2,348
Massachusetts	0	4,883	0	4,883
Michigan	0	21,457	0	21,457
Mississippi	0	717	0	717
Missouri	0	5,459	0	5,459

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Nevada	$0	$218	$0	$218
New Jersey	0	19,829	0	19,829
New Mexico	0	4,029	0	4,029
New York	0	62,537	0	62,537
North Carolina	0	3,399	0	3,399
North Dakota	0	537	0	537
Ohio	0	11,249	0	11,249
Oregon	0	11,656	0	11,656
Pennsylvania	0	32,424	0	32,424
Puerto Rico	0	18,382	0	18,382
Rhode Island	0	1,511	0	1,511
South Carolina	0	2,391	0	2,391
South Dakota	0	547	0	547
Tennessee	0	13,420	0	13,420
Texas	0	32,260	0	32,260
Utah	0	3,880	0	3,880
Virginia	0	2,667	0	2,667
Washington	0	9,577	0	9,577
Wisconsin	0	12,713	0	12,713
U.S. Government Agencies	0	3,008	0	3,008

70	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Non-Agency Mortgage-Backed Securities	$0	$2,151	$0	$2,151
Short-Term Instruments
Municipal Bonds & Notes	0	4,369	0	4,369

	$0	$513,674	$0	$513,674

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,732	$0	$0	$24,732

Total Investments	$24,732	$513,674	$0	$538,406

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	71

Schedule of Investments	PIMCO New York Municipal Bond Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.8%

MUNICIPAL BONDS & NOTES 89.7%

ALABAMA 0.8%

Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2027	$4,000	$4,026

CALIFORNIA 0.7%

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.250% due 01/01/2054	3,500	3,494

GEORGIA 2.1%

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021
4.000% due 07/01/2052	3,500	3,409

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	2,400	2,429

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019
4.000% due 03/01/2050	2,250	2,200

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	1,984
5.000% due 07/01/2053	1,000	1,010

		11,032

ILLINOIS 0.6%

Chicago, Illinois General Obligation Bonds, Series 2017
5.625% due 01/01/2030	1,240	1,289

Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2023	2,000	2,000

		3,289

IOWA 0.3%

Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	1,400	1,308

KENTUCKY 0.5%

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 01/01/2049	2,500	2,477

MICHIGAN 0.4%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.291% (TSFR3M) due 07/01/2032 ~	2,500	2,321

NEVADA 0.4%

Nevada Department of Business & Industry State Revenue Bonds, Series 2020
8.125% due 01/01/2050	2,000	1,998

NEW YORK 76.4%

Battery Park City Authority, New York Revenue Bonds, Series 2019
5.000% due 11/01/2040	1,000	1,045

Brookhaven Local Development Corp., New York Revenue Bonds, Series 2020
4.000% due 11/01/2055	2,200	1,611

Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	952
5.000% due 04/01/2033	1,100	1,132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Build NYC Resource Corp., New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	$575	$577
5.000% due 08/01/2040	500	511

Build NYC Resource Corp., New York Revenue Bonds, Series 2016
5.000% due 07/01/2041	1,500	1,382

Build NYC Resource Corp., New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	406
5.000% due 08/01/2036	500	505

Build NYC Resource Corp., New York Revenue Bonds, Series 2018
5.625% due 12/01/2050	4,905	4,084

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2014
5.000% due 07/01/2034	440	444
5.000% due 07/01/2044	1,000	1,008

Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,244
5.000% due 07/01/2035	1,100	1,140

Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	306
5.000% due 09/15/2027	275	280

Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2017
5.000% due 07/01/2047	1,000	1,007

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2021
4.000% due 02/15/2039	3,250	3,140

Long Island Power Authority, New York Revenue Bonds, Series 2017
5.000% due 09/01/2037	500	515
5.000% due 09/01/2042	2,000	2,040

Long Island Power Authority, New York Revenue Bonds, Series 2023
5.000% due 09/01/2048	3,700	3,801

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
4.364% (SOFRRATE) due 11/01/2032 ~	1,500	1,487

Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022
5.000% due 11/15/2046	4,920	5,062

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017
4.000% due 10/01/2047	2,130	1,676

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,128
4.000% due 12/01/2046	2,570	2,012

Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017
5.000% due 05/01/2031	1,500	1,570

Nassau County, New York General Obligation Notes, Series 2017
5.000% due 10/01/2027	2,500	2,650

New York City Housing Development Corp. Revenue Bonds, Series 2015
4.350% due 11/01/2048	1,000	874

New York City Housing Development Corp. Revenue Bonds, Series 2020
1.125% due 05/01/2060	2,500	2,403

New York City Housing Development Corp., New York Revenue Bonds, Series 2017
3.750% due 11/01/2052	1,000	758

New York City Industrial Development Agency, New York Revenue Bonds, (AGM Insured), Series 2020
4.000% due 03/01/2045	1,500	1,318

New York City Industrial Development Agency, New York Revenue Bonds, Series 2020
4.000% due 03/01/2045	5,600	4,740

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	$1,150	$1,196
5.000% due 01/01/2029	1,250	1,312

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,432
5.000% due 07/15/2035	2,500	2,613

New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2022
5.000% due 07/15/2035	2,370	2,559

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010
4.800% due 08/01/2039	10,000	10,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012
3.850% due 08/01/2039	4,000	4,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2013
5.000% due 11/01/2042	2,000	2,001

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
4.800% due 11/01/2042	12,000	12,000

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2015
5.000% due 11/01/2026	2,500	2,551

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2016
5.000% due 08/01/2032	1,000	1,027

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042	2,545	2,320

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
4.750% due 08/01/2042	13,000	13,000
5.000% due 05/01/2037	2,500	2,573
5.000% due 05/01/2038	2,500	2,559

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019
4.000% due 11/01/2039	7,000	6,550
5.000% due 11/01/2035	3,500	3,682

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.250% due 08/01/2040	10,000	10,614

New York City Water & Sewer System, New York Revenue Bonds, Series 2006
4.600% due 06/15/2038	1,690	1,690

New York City Water & Sewer System, New York Revenue Bonds, Series 2013
4.750% due 06/15/2050	1,300	1,300

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
4.800% due 06/15/2050	5,500	5,500

New York City Water & Sewer System, New York Revenue Bonds, Series 2018
5.000% due 06/15/2040	2,700	2,766

New York City Water & Sewer System, New York Revenue Bonds, Series 2020
5.000% due 06/15/2050	2,750	2,799

New York City, New York General Obligation Bonds, Series 2012
4.170% due 04/01/2042	5,000	5,000

New York City, New York General Obligation Bonds, Series 2016
4.000% due 12/01/2043	1,000	899

New York City, New York General Obligation Bonds, Series 2018
4.800% due 12/01/2047	6,285	6,285

New York City, New York General Obligation Bonds, Series 2022
5.250% due 10/01/2043	2,500	2,624

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2003
4.500% due 06/15/2035	1,000	1,000

72	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	$1,155	$1,009

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048 (a)	1,300	1,367
5.250% due 06/15/2053 (a)	2,400	2,510

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2030	3,360	3,653

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	3,000	2,809

New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	420
5.000% due 11/15/2029	1,000	1,011
5.000% due 11/15/2045	2,000	1,985

New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	954
0.000% due 06/01/2055 (b)	16,875	1,162

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,000	5,564

New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,811
2.800% due 09/15/2069	2,000	1,723

New York Liberty Development Corp. Revenue Notes, Series 2021
1.900% due 11/15/2031	2,000	1,615

New York Power Authority Revenue Bonds, Series 2020
4.000% due 11/15/2045	3,400	3,105
4.000% due 11/15/2060	2,600	2,223

New York State Dormitory Authority Memorial Sloan-Kettering Cancer Revenue Bonds, Series 2022
4.000% due 07/01/2051	3,000	2,588

New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022
4.000% due 05/01/2045	5,000	4,248

New York State Dormitory Authority Revenue Bonds, Series 2006
3.850% due 11/15/2036	3,865	3,865

New York State Dormitory Authority Revenue Bonds, Series 2014
5.000% due 03/15/2044	1,025	1,025

New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 07/01/2046	2,000	1,955
5.000% due 07/01/2050	1,285	1,237

New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,068
5.000% due 02/15/2038	1,600	1,633
5.000% due 07/01/2038	1,000	1,035

New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 08/01/2036	4,500	4,083
4.000% due 07/01/2041	2,000	1,846
5.000% due 03/15/2041	3,500	3,569
5.000% due 07/01/2048	1,675	1,733
5.000% due 10/01/2048	1,500	1,565
5.250% due 03/15/2038	3,500	3,653

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	11,772
5.000% due 03/15/2043	3,275	3,329

New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,005
4.000% due 03/15/2035	5,000	4,962
4.000% due 02/15/2039	3,635	3,412
4.000% due 03/15/2044	1,000	903
4.000% due 07/01/2050	12,175	10,366

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.000% due 07/01/2050	$5,000	$5,111
5.000% due 07/01/2053	3,000	3,047

New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 07/01/2049	1,250	1,030
5.000% due 03/15/2041	3,000	3,117
5.000% due 07/01/2042	750	777
5.000% due 07/15/2042	1,000	945

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	5,000	5,193

New York State Dormitory Authority Revenue Notes, Series 2018
5.000% due 10/01/2028	2,000	2,157

New York State Energy Research & Development Authority Revenue Bonds, Series 1994
3.500% due 10/01/2029	4,000	3,731

New York State Environmental Facilities Corp. Revenue Bonds, Series 2018
5.000% due 06/15/2043	2,500	2,576

New York State Environmental Facilities Corp. Revenue Bonds, Series 2020
2.750% due 09/01/2050	3,350	3,211

New York State Housing Finance Agency Revenue Bonds, Series 2021
1.000% due 11/01/2061	4,000	3,582

New York State Thruway Authority Revenue Bonds, Series 2018
4.000% due 01/01/2036	1,000	978

New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,000	4,509

New York State Thruway Authority Revenue Bonds, Series 2022
5.000% due 03/15/2054	3,000	3,029

New York State Urban Development Corp. Revenue Bonds, Series 2020
5.000% due 03/15/2041	5,000	5,144

New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,423
5.000% due 10/01/2040	1,885	1,812
5.250% due 08/01/2031	2,360	2,389
5.375% due 08/01/2036	1,500	1,470

New York Transportation Development Corp. Revenue Bonds, Series 2021
4.000% due 04/30/2053	3,000	2,347

New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,133
5.000% due 12/01/2033	2,000	2,065

New York Transportation Development Corp. Revenue Notes, Series 2018
5.000% due 01/01/2025	4,000	4,015

Niagara Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	750	724

Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019
4.000% due 12/01/2049	2,000	1,620

Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2049	4,015	3,528

Port Authority of New York & New Jersey Revenue Bonds, Series 2016
5.000% due 11/15/2041	1,620	1,624

Port Authority of New York & New Jersey Revenue Bonds, Series 2018
5.000% due 07/15/2038	4,000	4,119

Port Authority of New York & New Jersey Revenue Bonds, Series 2019
5.000% due 09/01/2033	3,150	3,375

Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 12/01/2037	2,000	2,082

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Saratoga County, New York Capital Resources Corp. Revenue Bonds, Series 2018
5.000% due 07/01/2037	$525	$543

Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021
5.125% due 11/01/2041	1,015	805

Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	27,290	2,544
4.000% due 06/01/2050	2,500	2,082

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022
5.250% due 05/15/2062	5,000	5,196

Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,649

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019
5.000% due 11/15/2043	4,000	4,078

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020
5.000% due 11/15/2054	4,000	4,034

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022
5.250% due 05/15/2052	2,500	2,588

Troy Capital Resource Corp., New York Revenue Bonds, Series 2020
5.000% due 09/01/2033	2,500	2,603

TSASC, Inc., New York Revenue Bonds, Series 2016
5.000% due 06/01/2045	4,000	3,536

TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2027	3,000	3,092

Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2053	1,000	681

		392,727

PUERTO RICO 5.9%

Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,353	2,264
0.000% due 11/01/2051	7,447	3,328

Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (b)	1,000	591
4.000% due 07/01/2041	3,250	2,622

Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (b)	2,018	1,950

Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
4.227% (US0003M) due 07/01/2029 ~	1,970	1,851

Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022
0.000% due 07/01/2053 (c)	4,000	2,485

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	30,365	5,663
4.550% due 07/01/2040	1,000	923
4.750% due 07/01/2053	9,752	8,646

		30,323

TENNESSEE 1.0%

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	2,000	2,033

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2023
5.000% due 05/01/2053	3,000	2,994

		5,027

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	73

Schedule of Investments	PIMCO New York Municipal Bond Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TEXAS 0.6%

Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012
4.750% due 05/01/2038	$3,500	$3,189

Total Municipal Bonds & Notes (Cost $484,021)		461,211

SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS (d) 0.1%
		626

Total Short-Term Instruments (Cost $626)		626

Total Investments in Securities (Cost $484,647)		461,837

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 10.1%

SHORT-TERM INSTRUMENTS 10.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%

PIMCO Short-Term Floating NAV Portfolio III	5,333,888	$51,851

Total Short-Term Instruments (Cost $51,847)		51,851

Total Investments in Affiliates (Cost $51,847)		51,851

Total Investments 99.9% (Cost $536,494)		$513,688

Other Assets and Liabilities, net 0.1%		415

Net Assets 100.0%		$514,103

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$626	U.S. Treasury Notes 3.500% due 09/15/2025	$(639)	$626	$626

Total Repurchase Agreements						$(639)	$626	$626

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$626	$0	$0	$626	$(639)	$(13)

Total Borrowings and Other Financing Transactions	$626	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

74	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$4,026	$0	$4,026
California	0	3,494	0	3,494
Georgia	0	11,032	0	11,032
Illinois	0	3,289	0	3,289
Iowa	0	1,308	0	1,308
Kentucky	0	2,477	0	2,477
Michigan	0	2,321	0	2,321
Nevada	0	1,998	0	1,998
New York	0	392,727	0	392,727
Puerto Rico	0	30,323	0	30,323
Tennessee	0	5,027	0	5,027
Texas	0	3,189	0	3,189

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Short-Term Instruments
Repurchase Agreements	$0	$626	$0	$626

	$0	$461,837	$0	$461,837

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$51,851	$0	$0	$51,851

Total Investments	$51,851	$461,837	$0	$513,688

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	75

Schedule of Investments	PIMCO Short Duration Municipal Income Fund

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.8%

MUNICIPAL BONDS & NOTES 95.7%

ALABAMA 2.8%

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021
4.330% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,948

Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,224

Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007
1.000% due 06/01/2034	4,875	4,597

Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019
2.000% due 11/01/2033	500	489

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022
5.000% due 05/01/2053	1,400	1,399

Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023
5.000% due 01/01/2054	1,900	1,920

		11,577

ARIZONA 3.1%

Arizona Health Facilities Authority Revenue Bonds, Series 2014
5.000% due 01/01/2044	4,000	4,009

Arizona Health Facilities Authority Revenue Bonds, Series 2015
4.230% (MUNIPSA) due 01/01/2046 ~	1,125	1,108

Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007
4.100% due 12/01/2037	1,000	979

Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 01/01/2053	1,500	1,533

Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018
5.000% due 07/01/2024	800	805

Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014
4.750% due 07/01/2044	1,200	1,208

Phoenix, Arizona General Obligation Refunding Notes, Series 2022
5.000% due 07/01/2026	1,360	1,408

Tempe, Arizona Certificates of Participation Notes, Series 2021
0.623% due 07/01/2024	1,650	1,588

		12,638

CALIFORNIA 11.3%

Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.390% (MUNIPSA) due 04/01/2056 ~	1,000	975
4.430% (MUNIPSA) due 04/01/2056 ~	2,500	2,445

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,000	2,019
5.250% due 01/01/2054	3,000	2,995

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018
4.330% (MUNIPSA) due 08/01/2047 ~	5,500	5,448

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.680% (MUNIPSA) due 12/01/2050 ~	2,000	1,944

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

California Public Finance Authority Revenue Bonds, Series 2017
3.500% due 08/01/2052	$5,805	$5,805

California State General Obligation Notes, Series 2020
5.000% due 11/01/2027	1,250	1,323

California State General Obligation Notes, Series 2023
5.000% due 09/01/2025	4,000	4,112

California Statewide Communities Development Authority Revenue Bonds, Series 2006
2.625% due 11/01/2033	1,000	997

East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
5.250% due 02/01/2026	3,300	3,376

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
0.988% due 06/01/2024	3,500	3,393
2.587% due 06/01/2029	5,875	4,931

Northern California Energy Authority Revenue Bonds, Series 2018
4.000% due 07/01/2049	1,000	997

San Bernardino County, California Certificates of Participation Bonds, Series 1992
6.875% due 08/01/2024	1,535	1,573

San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006
0.000% due 08/01/2030 (b)	1,000	756

Silicon Valley Clean Water, California Revenue Notes, Series 2021
0.500% due 03/01/2026	2,500	2,235

Southern California Public Power Authority Revenue Bonds, Series 2020
0.650% due 07/01/2040	1,500	1,410

		46,734

COLORADO 2.3%

Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.530% (MUNIPSA) due 05/15/2061 ~	4,000	3,967

Colorado Health Facilities Authority Revenue Bonds, Series 2023
5.000% due 11/15/2058	1,000	1,051

Colorado Health Facilities Authority Revenue Notes, Series 2020
2.800% due 12/01/2026	630	583

Regional Transportation District, Colorado Revenue Notes, Series 2020
5.000% due 07/15/2026	550	560

University of Colorado Revenue Bonds, Series 2019
2.000% due 06/01/2054	3,465	3,372

		9,533

CONNECTICUT 1.6%

Connecticut Special Tax State Revenue Notes, Series 2018
5.000% due 10/01/2025	3,000	3,074

Connecticut State General Obligation Bonds, Series 2013
4.930% (MUNIPSA) due 03/01/2024 ~	1,980	1,982

Connecticut State General Obligation Notes, Series 2022
5.000% due 11/15/2028	1,500	1,603

		6,659

DELAWARE 0.3%

Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	1,250	1,173

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DISTRICT OF COLUMBIA 0.7%

District of Columbia General Obligation Notes, Series 2023
5.000% due 06/01/2025	$1,000	$1,021

Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2023
5.000% due 10/01/2025	1,750	1,772

		2,793

FLORIDA 3.1%

Capital Projects Finance Authority, Florida Revenue Notes, Series 2020
5.000% due 10/01/2027	1,250	1,268

Central Florida Expressway Authority Revenue Notes, Series 2018
5.000% due 07/01/2025	710	724

Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2025	3,200	3,239

Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	500	510
5.000% due 10/01/2026	900	928

Lee Memorial Health System, Florida Revenue Bonds, Series 2019
5.000% due 04/01/2033	3,000	3,038

Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015
5.000% due 10/01/2035	3,000	3,008

		12,715

GEORGIA 2.0%

Burke County, Georgia Development Authority Revenue Bonds, Series 2008
2.925% due 11/01/2048	1,500	1,482

Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.700% due 12/01/2049	3,000	2,900

Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 12/01/2053	1,900	1,923

Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018
4.478% (US0001M) due 08/01/2048 ~	1,090	1,092

Municipal Electric Authority of Georgia Revenue Notes, Series 2020
5.000% due 01/01/2024	750	751

Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2024	100	100

		8,248

ILLINOIS 9.9%

Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014
5.000% due 01/01/2029	2,000	1,996

Chicago, Illinois General Obligation Notes, Series 2021
5.000% due 01/01/2030	2,000	2,072

Illinois Finance Authority Revenue Bonds, Series 2020
4.600% due 08/15/2049	9,350	9,350

Illinois Finance Authority Revenue Bonds, Series 2021
4.680% (MUNIPSA) due 05/01/2042 ~	1,500	1,466

Illinois Finance Authority Revenue Bonds, Series 2023
4.600% due 10/01/2053 (a)	5,000	5,002

Illinois Finance Authority Revenue Notes, Series 2020
5.000% due 08/15/2026	750	774

Illinois Finance Authority Revenue Notes, Series 2021
5.000% due 08/15/2025	1,485	1,509
5.000% due 08/15/2026	3,850	3,953

76	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Illinois State General Obligation Notes, Series 2018
5.000% due 10/01/2023	$2,000	$2,000

Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,000	1,016

Illinois State General Obligation Notes, Series 2022
5.000% due 03/01/2026	7,750	7,908

Illinois State Revenue Bonds, (BAM Insured), Series 2016
4.000% due 06/15/2027	1,250	1,227

Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022
3.000% due 06/15/2025	1,375	1,331

Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020
5.000% due 01/01/2029	1,400	1,467

		41,071

INDIANA 2.1%

Indiana Finance Authority Revenue Bonds, Series 2010
2.500% due 11/01/2030	3,350	2,887

Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2062	2,000	2,086

Mount Vernon, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	1,960

Warrick County, Indiana Revenue Bonds, Series 2015
4.250% due 09/01/2055	2,000	1,960

		8,893

IOWA 0.4%

Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003
4.750% due 08/15/2032	1,600	1,600

KANSAS 1.2%

Kansas Department of Transportation State Revenue Bonds, Series 2004
4.311% (US0001M) due 09/01/2024 ~	5,150	5,129

KENTUCKY 1.2%

Kentucky Asset Liability Commission Revenue Notes, Series 2021
5.000% due 11/01/2024	2,320	2,344

Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	2,500	2,490

		4,834

LOUISIANA 2.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020
0.875% due 02/01/2046	2,000	1,900

Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	3,325	3,264
2.375% due 06/01/2037	3,175	2,967

		8,131

MAINE 0.2%

Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,000	1,014

MARYLAND 0.2%

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020
5.000% due 07/01/2045	1,000	1,009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASSACHUSETTS 2.0%

Commonwealth of Massachusetts Revenue Bonds,(BAM Insured), Series 2005
5.500% due 01/01/2034	$5,000	$5,635

Massachusetts Development Finance Agency Revenue Bonds, Series 2019
4.580% (MUNIPSA) due 07/01/2049 ~	2,500	2,482

		8,117

MICHIGAN 3.7%

Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006
4.291% (TSFR3M) due 07/01/2032 ~	2,500	2,321

Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022
4.730% (MUNIPSA) due 04/15/2047 ~	2,500	2,452

Michigan Finance Authority Revenue Notes, Series 2020
2.326% due 06/01/2030	1,068	999

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
4.000% due 11/15/2047	1,500	1,496

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027 (a)	1,100	1,129
5.000% due 12/01/2028 (a)	6,655	6,851

		15,248

MISSOURI 1.4%

Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023
5.000% due 05/01/2033	2,350	2,568

St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 04/01/2034	1,000	1,086

St Louis School District, Missouri General Obligation Notes, (AGM Insured), (BAM Insured) Series 2022
4.000% due 04/01/2024	2,000	2,001

		5,655

NEBRASKA 0.4%

Nebraska Public Power District Revenue Notes, Series 2023
5.000% due 07/01/2028	1,500	1,576

NEW JERSEY 4.2%

New Jersey Economic Development Authority Revenue Notes, Series 2019
5.250% due 09/01/2024	5,000	5,048

New Jersey Economic Development Authority Revenue Notes, Series 2023
5.000% due 03/01/2028	2,000	2,087

New Jersey State General Obligation Notes, Series 2020
5.000% due 06/01/2026	3,250	3,352

New Jersey Turnpike Authority Revenue Notes, Series 2020
5.000% due 01/01/2028	6,000	6,171

Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 01/01/2025	600	604

		17,262

NEW YORK 10.5%

Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020
4.250% due 04/01/2042	2,500	2,413

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Erie County, New York Industrial Development Agency Revenue Notes, Series 2022
5.000% due 05/01/2025	$810	$826

Iroquois Central School District, New York General Obligation Notes, Series 2023
4.500% due 06/21/2024	1,350	1,355

Long Island Power Authority, New York Revenue Bonds, Series 2022
4.430% (MUNIPSA) due 09/01/2038 ~	2,000	1,988

Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
4.364% (SOFRRATE) due 11/01/2032 ~	2,000	1,982

New York City Housing Development Corp. Revenue Bonds, Series 2018
2.750% due 05/01/2050	1,750	1,742

New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020
5.000% due 03/01/2028	675	704

New York City Water & Sewer System, New York Revenue Bonds, Series 2014
4.800% due 06/15/2050	6,000	6,000

New York City, New York General Obligation Bonds, Series 2012
4.170% due 04/01/2042	8,350	8,350

New York City, New York General Obligation Bonds, Series 2018
4.800% due 12/01/2047	4,000	4,000

New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	2,945	2,719

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022
5.000% due 06/15/2027	1,250	1,277

New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 05/01/2048	2,500	2,535

New York State Dormitory Authority Revenue Notes, Series 2020
5.000% due 02/15/2028	2,000	2,113

New York State Dormitory Authority Revenue Notes, Series 2021
5.000% due 03/15/2028	2,470	2,613

New York Transportation Development Corp. Revenue Notes, Series 2020
5.000% due 12/01/2023	750	751

Port Authority of New York & New Jersey Revenue Notes, Series 2023
5.000% due 12/01/2024	2,250	2,266

		43,634

NORTH CAROLINA 1.1%

State of North Carolina Build Revenue Notes, Series 2022
5.000% due 05/01/2028	4,175	4,442

OHIO 3.0%

Akron Bath Copley Joint Township Hospital District, Ohio Revenue Notes, Series 2022
5.000% due 11/15/2031	1,250	1,335

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021
1.000% due 02/15/2048	1,000	969

Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Notes, Series 2022
4.000% due 09/01/2030	2,900	2,838

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
1.375% due 02/01/2026	1,000	952

Ohio Air Quality Development Authority Revenue Bonds, Series 2014
2.400% due 12/01/2038	800	669

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	77

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State Revenue Bonds, Series 2010
3.950% due 11/01/2035	$2,500	$2,498

State of Ohio Cleveland Clinic Health System Obligated Group, Revenue Bonds, Series 2021
5.000% due 01/01/2033	2,415	2,619

Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2028 (b)	500	395

		12,275

OREGON 0.3%

Multnomah County School District 40, Oregon General Obligation Notes, Series 2023
0.000% due 06/15/2026 (b)	275	245

Oregon State Facilities Authority Revenue Notes, Series 2020
5.000% due 10/01/2025	450	453

Oregon State General Obligation Notes, Series 2023
5.000% due 05/01/2025	500	509

		1,207

PENNSYLVANIA 4.6%

Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017
4.680% (MUNIPSA) due 11/15/2047 ~	4,000	3,959

Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021
3.914% (SOFRRATE) due 01/01/2032 ~	4,490	4,384

Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023
4.100% due 06/01/2029	3,500	3,489

Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018
4.851% (US0001M) due 08/15/2048 ~	1,500	1,500

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 06/30/2028	850	853

Pennsylvania Turnpike Commission Revenue Notes, Series 2021
4.000% due 12/01/2024	725	726

Philadelphia, Pennsylvania Airport Revenue Notes, Series 2021
5.000% due 07/01/2027	4,000	4,084

		18,995

PUERTO RICO 2.0%

Puerto Rico Housing Finance Authority Revenue Notes, Series 2023
5.000% due 03/01/2027	2,000	2,040

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
4.500% due 07/01/2034	4,750	4,585

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (b)	437	424
0.000% due 07/01/2027 (b)	1,670	1,424

		8,473

SOUTH CAROLINA 1.0%

Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018
4.508% (US0001M) due 10/01/2048 ~	2,000	1,998

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020
5.000% due 12/01/2048	2,250	2,278

		4,276

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TENNESSEE 2.4%

Memphis-Shelby County, Tennessee Airport Authority Revenue Notes, Series 2021
5.000% due 07/01/2024	$2,000	$2,015

Tennergy Corp., Tennessee Revenue Bonds, Series 2019
5.000% due 02/01/2050	3,000	3,008

Tennergy Corp., Tennessee Revenue Bonds, Series 2021
4.000% due 12/01/2051	3,000	2,873

Tennergy Corp., Tennessee Revenue Bonds, Series 2022
5.500% due 10/01/2053	1,000	1,016

Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2026	1,200	1,204

		10,116

TEXAS 7.7%

Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2024	850	861
5.000% due 11/15/2026	1,750	1,815

County of Williamson, Texas General Obligation Notes, Series 2023
5.000% due 02/15/2025	2,500	2,543

Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023
5.000% due 08/15/2024	750	757

Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023
5.000% due 10/01/2052	2,000	2,082

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
4.440% (SOFRRATE) due 11/15/2046 ~	2,500	2,500
5.000% due 07/01/2049	2,500	2,567

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019
5.000% due 12/01/2024	650	657

Houston, Texas Airport System Revenue Notes, (AGM Insured), Series 2023
5.000% due 07/01/2026	500	507
5.000% due 07/01/2027	1,400	1,431

Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001
2.600% due 11/01/2029	1,500	1,299

Montgomery County, Texas General Obligation Bonds, Series 2018
5.000% due 03/01/2034	1,005	1,059

North Texas Tollway Authority Revenue Notes, Series 2015
5.000% due 01/01/2024	675	676

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019
1.600% due 08/01/2049	1,625	1,588

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022
2.000% due 06/01/2052	1,300	1,198

Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015
1.500% due 02/15/2044	1,250	1,219

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2052	1,600	1,630

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% (US0003M) due 12/15/2026 ~	1,500	1,454

Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021
5.000% due 12/15/2025	1,000	998

Texas Water Development Board Revenue Notes, Series 2018
5.000% due 04/15/2024	1,000	1,007

Williamson County, Texas General Obligation Notes, Series 2021
1.286% due 02/15/2029	4,700	3,897

		31,745

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTAH 0.8%

City of Salt Lake, Utah Revenue Notes, Series 2023
5.000% due 07/01/2025	$1,600	$1,615

Intermountain Power Agency, Utah Power Supply Revenue Notes, Series 2022
5.000% due 07/01/2027	1,650	1,730

		3,345

VIRGINIA 1.5%

Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023
5.000% due 07/01/2053	1,300	1,360

Virginia College Building Authority Revenue Notes, Series 2021
0.770% due 09/01/2026	3,000	2,648

Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010
1.200% due 11/01/2040	2,100	2,044

		6,052

WASHINGTON 3.3%

Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015
4.180% (MUNIPSA) due 11/01/2045 ~	4,500	4,419

Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015
4.430% (MUNIPSA) due 11/01/2045 ~	2,500	2,500

Energy Northwest, Washington Revenue Notes, Series 2022
5.000% due 07/01/2026	1,750	1,813

Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2023
5.000% due 01/01/2026	500	514

Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018
4.470% (MUNIPSA) due 11/01/2046 ~	1,750	1,750

University of Washington Revenue Bonds, Series 2022
4.000% due 05/01/2048	2,500	2,496

		13,492

WISCONSIN 1.4%

Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
3.700% due 10/01/2046	2,500	2,411

Public Finance Authority, Wisconsin Revenue Notes, Series 2020
5.000% due 06/01/2026	550	556

Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2025	290	283
4.000% due 10/01/2027	195	187

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018
4.160% (MUNIPSA) due 08/15/2054 ~	2,500	2,451

		5,888

Total Municipal Bonds & Notes (Cost $404,817)		395,549

SHORT-TERM INSTRUMENTS 3.1%

REPURCHASE AGREEMENTS (c) 0.2%

		796

78	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

September 30, 2023	(Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 2.9%

Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2023
5.000% due 01/01/2024	$750	$752

Healthcare Authority of Baptist Health, Alabama Revenue Notes, Series 2023
5.000% due 11/15/2023	1,350	1,351

Los Angeles County, California Facilities Inc Revenue Notes, Series 2023
5.000% due 06/28/2024	4,000	4,048

Port of Los Angeles, California Revenue Notes, Series 2023
5.000% due 06/27/2024	3,900	3,947

School District of Broward County, Florida Revenue Notes, Series 2023
5.000% due 06/28/2024	2,000	2,016

Total Municipal Bonds & Notes (Cost $12,132)		12,114

Total Short-Term Instruments (Cost $12,928)		12,910

Total Investments in Securities (Cost $417,745)		408,459

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 1.7%

SHORT-TERM INSTRUMENTS 1.7%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.7%

PIMCO Short-Term Floating NAV Portfolio III	726,070	$7,058

Total Short-Term Instruments (Cost $7,057)		7,058

Total Investments in Affiliates (Cost $7,057)		7,058

Total Investments 100.5% (Cost $424,802)		$415,517

Other Assets and Liabilities, net (0.5)%		(1,983)

Net Assets 100.0%		$413,534

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(c) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	2.600%	09/29/2023	10/02/2023	$796	U.S. Treasury Notes 0.250% - 3.500% due 09/15/2025 - 09/30/2025	$(812)	$796	$796

Total Repurchase Agreements						$(812)	$796	$796

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of September 30, 2023:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
FICC	$796	$0	$0	$796	$(812)	$(16)

Total Borrowings and Other Financing Transactions	$796	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	79

Schedule of Investments	PIMCO Short Duration Municipal Income Fund	(Cont.)	September 30, 2023	(Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$11,577	$0	$11,577
Arizona	0	12,638	0	12,638
California	0	46,734	0	46,734
Colorado	0	9,533	0	9,533
Connecticut	0	6,659	0	6,659
Delaware	0	1,173	0	1,173
District of Columbia	0	2,793	0	2,793
Florida	0	12,715	0	12,715
Georgia	0	8,248	0	8,248
Illinois	0	41,071	0	41,071
Indiana	0	8,893	0	8,893
Iowa	0	1,600	0	1,600
Kansas	0	5,129	0	5,129
Kentucky	0	4,834	0	4,834
Louisiana	0	8,131	0	8,131
Maine	0	1,014	0	1,014
Maryland	0	1,009	0	1,009
Massachusetts	0	8,117	0	8,117
Michigan	0	15,248	0	15,248
Missouri	0	5,655	0	5,655
Nebraska	0	1,576	0	1,576
New Jersey	0	17,262	0	17,262
New York	0	43,634	0	43,634

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023
North Carolina	$0	$4,442	$0	$4,442
Ohio	0	12,275	0	12,275
Oregon	0	1,207	0	1,207
Pennsylvania	0	18,995	0	18,995
Puerto Rico	0	8,473	0	8,473
South Carolina	0	4,276	0	4,276
Tennessee	0	10,116	0	10,116
Texas	0	31,745	0	31,745
Utah	0	3,345	0	3,345
Virginia	0	6,052	0	6,052
Washington	0	13,492	0	13,492
Wisconsin	0	5,888	0	5,888
Short-Term Instruments
Repurchase Agreements	0	796	0	796
Municipal Bonds & Notes	0	12,114	0	12,114

	$0	$408,459	$0	$408,459

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,058	$0	$0	$7,058

Total Investments	$7,058	$408,459	$0	$415,517

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

80	PIMCO TAX-EFFICIENT STRATEGY FUNDS	See Accompanying Notes

Notes to Financial Statements	September 30, 2023	(Unaudited)

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014.The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Class A, Class C and Class C-2 shares of the funds (each a “Fund” and collectively, the “Funds”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Funds.

Hereinafter, the Board of Trustees of the Funds shall be collectively referred to as the “Board.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Fund is treated as an investment company under the reporting requirements of U.S. GAAP. The functional and reporting currency for the Funds is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of

Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the respective Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(c) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Fund.

Distribution Frequency

Fund Name	Declared	Distributed

PIMCO California Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO California Municipal Bond Fund	Daily	Monthly

PIMCO California Short Duration Municipal Income Fund	Daily	Monthly

PIMCO High Yield Municipal Bond Fund	Daily	Monthly

PIMCO Municipal Bond Fund	Daily	Monthly

PIMCO National Intermediate Municipal Bond Fund	Daily	Monthly

PIMCO New York Municipal Bond Fund	Daily	Monthly

PIMCO Short Duration Municipal Income Fund	Daily	Monthly

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	81

Notes to Financial Statements	(Cont.)

Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year. A Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Fund’s annual financial statements presented under U.S. GAAP.

Separately, if a Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable), and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Fund’s daily internal accounting records and practices, a Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain Funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net

Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(d) New Accounting Pronouncements and Regulatory Updates In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. ASU 2020-04 is effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. In December 2022, FASB issued ASU 2022-06, which includes amendments to extend the duration of the LIBOR transition relief to December 31, 2024, after which entities will no longer be permitted to apply the reference rate reform relief. Management is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has determined that it is unlikely the ASU’s adoption will have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement (Topic 820), which affects all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. The effective date for the amendments in ASU 2022-03 is for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2022, the U.S. Securities and Exchange Commission (“SEC”) adopted changes to the mutual fund and ETF shareholder report and registration statement disclosure requirements and the registered fund advertising rules, which will change the disclosures provided to shareholders. The rule is effective as of January 24, 2023, but the SEC is providing an 18-month compliance period after the effective date other than for rule amendments addressing fee and expense information in advertisements that might be materially misleading. At this time, management is evaluating the implications of these changes on the financial statements.

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September 30, 2023	(Unaudited)

The SEC made a final ruling on February 15, 2023 to adopt proposed amendments to the Settlement Cycle Rule (Rule 15c6-1) and other related rules under the Securities Exchange Act of 1934, as amended, to shorten the standard settlement cycle for most broker-dealer transactions from two business days after the trade date (T+2) to one business day after the trade date (T+1). The effective date was May 5, 2023, and the compliance date for the amendments is May 28, 2024. At this time, management is evaluating the implications of these changes on the financial statements.

In September 2023, the SEC adopted amendments to a current rule governing fund naming conventions. In general, the current rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule in a number of ways that are expected to result in an increase in the types of fund names that would require the fund to adopt an 80% investment policy under the rule. Additionally, the amendments address deviations from a fund’s 80% investment policy and the use and valuation of derivatives instruments for purposes of the rule. The amendments are effective 60 days after publication in the Federal Register, but the SEC is providing a 24-month compliance period following the effective date for fund groups with net assets of $1 billion or more (and a 30-month compliance period for fund groups with net assets of less than $1 billion). At this time, management is evaluating the implications of these changes on the financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies  The NAV of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant

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Notes to Financial Statements	(Cont.)

exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund’s next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of a Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3

84	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the

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Notes to Financial Statements	(Cont.)

counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the

Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Intermediate Municipal Bond Fund	$8,160	$29,390	$(22,600)	$(1)	$0	$14,949	$390	$0

PIMCO California Municipal Bond Fund	7,828	14,489	(8,600)	0	(3)	13,714	289	0

PIMCO California Short Duration Municipal Income Fund	5,832	57,521	(53,001)	2	(3)	10,351	221	0

PIMCO High Yield Municipal Bond Fund	122	699,541	(636,500)	9	(4)	63,168	3,040	0

PIMCO Municipal Bond Fund	59,918	440,306	(343,400)	(6)	(6)	156,812	4,006	0

PIMCO National Intermediate Municipal Bond Fund	26,570	65,867	(67,700)	(4)	(1)	24,732	1,067	0

PIMCO New York Municipal Bond Fund	30,751	55,010	(33,900)	(3)	(7)	51,851	1,109	0

PIMCO Short Duration Municipal Income Fund	44,414	102,944	(140,300)	0	0	7,058	844	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Funds may utilize the investments and strategies described below to the extent permitted by each Fund’s respective investment policies.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate,

governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan

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agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Consolidated Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches”, with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and that exhibit greater price volatility than other types of mortgage or asset-backed securities.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Funds as of September 30, 2023, as applicable, are disclosed in the Notes to Schedules of Investments.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including

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Notes to Financial Statements	(Cont.)

mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable, such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases and syndicated bank loans.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional

(i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may enter into the borrowings and other financing transactions described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Fund. The location of these instruments in each Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by the Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by the Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any,

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including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to the Fund.

(b) Short Sales Short sales are transactions in which a Fund sells a security that it may not own. A Fund may make short sales of securities to (i) offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Fund engages in a short sale, it may borrow the security sold short and deliver it to the counterparty. A Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Fund. A short sale is “against the box” if a Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Fund’s loss on a short sale could theoretically be unlimited in cases where a Fund is unable, for whatever reason, to close out its short position.

(c) Tender Option Bond Transactions In a tender option bond transaction (“TOB”), a tender option bond trust (“TOB Trust”) issues floating rate certificates (“TOB Floater”) and residual interest certificates (“TOB Residual”) and utilizes the proceeds of such issuances to purchase a fixed rate municipal bond (“Fixed Rate Bond”) that is either owned or identified by the Fund. The TOB Floater is generally issued to third party investors (typically a money market fund) and the TOB Residual is generally issued to the Fund that sold or identified the Fixed Rate Bond. The TOB Trust divides the income stream provided by the Fixed Rate Bond to create two securities, the TOB Floater, which is a short-term security, and the TOB Residual, which is a longer-term security. The interest rates payable on the TOB Residual issued to the Fund bear an inverse relationship to the interest rate on the TOB Floater. The interest rate on the TOB Floater is reset by a remarketing process typically every 7 to 35 days. After income is paid on the TOB Floater at current rates, the residual income from the Fixed Rate Bond goes to the TOB Residual. Therefore, rising short-term rates result in lower income for the TOB Residual, and vice versa. In the case of a TOB Trust that utilizes the cash received (less transaction expenses) from the issuance of the TOB Floater and TOB Residual to purchase the Fixed Rate Bond from the Fund, the Fund may then invest the cash received in additional securities, generating leverage for the Fund. Other PIMCO-managed accounts may also contribute municipal bonds to a TOB Trust into which the Fund has contributed Fixed Rate Bonds. If multiple PIMCO-managed accounts participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

The TOB Residual may be more volatile and less liquid than other municipal bonds of comparable maturity. In most circumstances the TOB Residual holder bears substantially all of the underlying Fixed Rate Bond’s downside investment risk and also benefits from any appreciation in the value of the underlying Fixed Rate Bond. Investments in a TOB Residual typically will involve greater risk than investments in Fixed Rate Bonds.

A TOB Residual held by a Fund provides the Fund with the right to: (1) cause the holders of the TOB Floater to tender their notes at par, and (2) cause the sale of the Fixed Rate Bond held by the TOB Trust, thereby collapsing the TOB Trust. TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that provides for the purchase of TOB Floaters that cannot be remarketed. The holders of the TOB Floaters have the right to tender their certificates in exchange for payment of par plus accrued interest on a periodic basis (typically weekly) or on the occurrence of certain mandatory tender events. The tendered TOB Floaters are remarketed by a remarketing agent, which is typically an affiliated entity of the Liquidity Provider. If the TOB Floaters cannot be remarketed, the TOB Floaters are purchased by the TOB Trust either from the proceeds of a loan from the Liquidity Provider or from a liquidation of the Fixed Rate Bond.

The TOB Trust may also be collapsed without the consent of a Fund, as the TOB Residual holder, upon the occurrence of certain “tender option termination events” (or “TOTEs”) as defined in the TOB Trust agreements. Such termination events typically include the bankruptcy or default of the Fixed Rate Bond, a substantial downgrade in credit quality of the Fixed Rate Bond, or a judgment or ruling that interest on the Fixed Rate Bond is subject to Federal income taxation. Upon the occurrence of a termination event, the TOB Trust would generally be liquidated in full with the proceeds typically applied first to any accrued fees owed to the trustee, remarketing agent and liquidity provider, and then to the holders of the TOB Floater up to par plus accrued interest owed on the TOB Floater and a portion of gain share, if any, with the balance paid out to the TOB Residual holder. In the case of a mandatory termination event, after the payment of fees, the TOB

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Notes to Financial Statements	(Cont.)

Floater holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Floater holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates.

A Fund’s transfer of Fixed Rate Bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Floaters, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The Funds account for the transactions described above as secured borrowings by including the Fixed Rate Bonds in their Schedules of Investments, and account for the TOB Floater as a liability under the caption “Payable for tender option bond floating rate certificates” in the Funds’ Statements of Assets and Liabilities. Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by each Fund on an accrual basis and is shown as interest on the Statements of Operations. Interest expense incurred on the secured borrowing is shown as interest expense on the Statements of Operations.

The Funds may also purchase TOB Residuals in a secondary market transaction without transferring a fixed rate municipal bond into a TOB Trust. Such transactions are not accounted for as secured borrowings but rather as a security purchase with the TOB Residual being included in the Schedule of Investments.

In December 2013 regulators finalized rules implementing Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. Both the Volcker Rule and the Risk Retention Rules apply to tender option bond programs. In particular, these rules preclude banking entities from (i) sponsoring or acquiring interests in the trusts used to hold a municipal bond in the creation of TOB Trusts; and (ii) continuing to service or maintain relationships with existing programs involving TOB Trusts to the same extent and in the same capacity as existing programs. The Risk Retention Rules require the sponsor to a TOB Trust to retain at least five percent of the credit risk of the underlying assets supporting to the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect a Fund’s ability to engage in tender option bond trust transactions or increase the costs of such transactions in certain circumstances.

In response to these rules, industry participants explored various structuring alternatives for TOB Trusts established after December 31, 2013 and TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”) and agreed on a new tender option bond structure, in which the Funds hire service providers to assist with establishing, structuring and sponsoring a TOB Trust. Service providers to a TOB

Trust, such as administrators, liquidity providers, trustees and remarketing agents act at the direction of, and as agent of, the Funds as the TOB residual holders.

The Funds have restructured their Legacy TOB Trusts in conformity with regulatory guidelines. Under the new TOB Trust structure, the Liquidity Provider or remarketing agent will no longer purchase the tendered TOB Floaters, even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Floaters. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Floaters. Any loans made by the Liquidity Provider will be secured by the purchased TOB Floaters held by the TOB Trust and will be subject to an interest rate agreed upon with the liquidity provider.

For the period ended September 30, 2023, the Funds’ average leverage outstanding from the use of TOB transactions and the daily weighted average interest rate, including fees, were as follows:

Fund Name	Average Leverage Outstanding (000s)	Weighted Average Interest Rate*

PIMCO California Municipal Bond Fund	$197	5.07%

PIMCO High Yield Municipal Bond Fund	$8,268	3.76%

PIMCO Municipal Bond Fund	$3,742	3.65%

*	Annualized

(d) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Funds of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. The Funds are currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended September 30, 2023, the Funds did not participate in the Interfund Lending Program.

90	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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6. FINANCIAL DERIVATIVE INSTRUMENTS

The Funds may enter into the financial derivative instruments described below to the extent permitted by each Fund’s respective investment policies.

The following disclosures contain information on how and why the Funds use financial derivative instruments, and how financial derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Funds.

Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A

Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Fund, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO California Intermediate Municipal Bond Fund	PIMCO California Municipal Bond Fund	PIMCO California Short Duration Municipal Income Fund	PIMCO High Yield Municipal Bond Fund	PIMCO Municipal Bond Fund	PIMCO National Intermediate Municipal Bond Fund	PIMCO New York Municipal Bond Fund	PIMCO Short Duration Municipal Income Fund

Small Fund	—	X	—	—	—	—	—	—

Interest Rate	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	—

Market	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	—	—	—	—	—	X	—

Leveraging	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X

Municipal Bond	X	X	X	X	X	X	X	X

California State-Specific	X	X	X	X	X	X	—	X

New York State-Specific	—	—	—	X	X	X	X	X

Puerto Rico-Specific	—	—	—	X	—	—	—	—

AMT Bonds	X	X	X	X	X	X	X	X

Municipal Project-Specific	X	X	X	X	X	X	X	X

Short Exposure	X	X	X	X	X	X	X	X

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Notes to Financial Statements	(Cont.)

Please see “Description of Principal Risks” in a Fund’s prospectus for a more detailed description of the risks of investing in a Fund.

Small Fund Risk  is the risk that a smaller fund may not achieve investment or trading efficiencies. Additionally, a smaller fund may be more adversely affected by large purchases or redemptions of fund shares.

Interest Rate Risk  is the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Call Risk  is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that a Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk  is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk  is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Market Risk  is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Issuer Risk  is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk  is the risk that a particular investment may be difficult to purchase or sell and that a Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity.

Derivatives Risk  is the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. A Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with a Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Fund’s ability to invest in derivatives, limit a Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Fund’s performance.

Equity Risk  is the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Mortgage-Related and Other Asset-Backed Securities Risk  is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

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Issuer Non-Diversification Risk is the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to PIMCO and the individual portfolio managers in connection with managing a Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Fund will be achieved.

Municipal Bond Risk is the risk that a Fund may be affected significantly by the economic, regulatory or political developments affecting the ability of issuers of Municipal Bonds to pay interest or repay principal.

California State-Specific Risk is the risk that by concentrating its investments in California Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by concentrating its investments in New York Municipal Bonds, a Fund may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal.

Puerto Rico-Specific Risk is the risk that by investing in Municipal Bonds issued by Puerto Rico or its instrumentalities, a Fund may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the

Fund to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Fund’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

Municipal Project-Specific Risk is the risk that a Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in bonds from issuers in a single state.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Fund.

(b) Other Risks

In general, a Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in a Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Fund’s performance.

Market Disruption Risk A Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters, which can all negatively impact the securities markets and cause a Fund to lose value. These events can also impair the technology and other operational systems upon which a Fund’s service providers, including PIMCO as a Fund’s investment adviser, rely, and could otherwise disrupt a Fund’s service providers’ ability to fulfill their obligations to a Fund.

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Notes to Financial Statements	(Cont.)

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of a Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Fund is regulated, affect the expenses incurred directly by a Fund and the value of its investments, and limit and/or preclude a Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While a Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of technology has become more prevalent in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Funds and their shareholders may suffer losses as a result of a cyber security breach related to a Fund, its service providers, trading counterparties or the issuers in which a Fund invests.

8. MASTER NETTING ARRANGEMENTS

A Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with

94	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between a Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures, and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. Portability of exposure reduces risk to the Funds. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin as of period end are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Funds may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Funds are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements	(Cont.)

The Investment Advisory Fees and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	I-2	I-3		Class A	Class C	Class C-2
PIMCO California Intermediate Municipal Bond Fund	0.225%	0.22%	0.32%	N/A		0.30%	0.30%	N/A
PIMCO California Municipal Bond Fund	0.21%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO California Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	N/A		0.30%	N/A	N/A
PIMCO High Yield Municipal Bond Fund	0.30%	0.25%	0.35%	0.45%	(1)	0.30%	0.30%	N/A
PIMCO Municipal Bond Fund	0.20%	0.24%	0.34%	0.44%	(1)	0.30%	0.30%	N/A
PIMCO National Intermediate Municipal Bond Fund	0.22%	0.23%	0.33%	N/A		0.33%	0.33%	N/A
PIMCO New York Municipal Bond Fund	0.225%	0.22%	0.32%	0.42%	(1)	0.30%	0.30%	N/A
PIMCO Short Duration Municipal Income Fund	0.18%	0.15%	0.25%	0.35%	(1)	0.30%	0.30%	0.30%

(1)	PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

(c) Distribution and Servicing Fees  PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class C-2 shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class C-2 shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and, up to 0.50% for Class C-2 shares, and in connection with personal services rendered to Class A, Class C and Class C-2 shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class C-2 shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee
Class A

All Funds	—	0.25%
Class C

PIMCO Short Duration Municipal Income Fund	0.30%	0.25%

PIMCO Municipal Bond Fund and PIMCO National Intermediate Municipal Bond Fund	0.50%	0.25%

All other Funds	0.75%	0.25%
Class C-2

PIMCO Short Duration Municipal Income Fund	0.50%	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class C and Class C-2 shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset

Investment Fund. For the period ended September 30, 2023, the Distributor retained $1,050,665 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses  PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Funds, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(e) Expense Limitation  Pursuant to the Expense Limitation Agreement, PIMCO has agreed, through July 31, 2024, to waive a portion of the Funds’

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Supervisory and Administrative Fee, or reimburse each Fund, to the extent that each Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee Fees exceed 0.0049%, the “Expense Limit” (calculated as a percentage of each Fund’s average daily net assets attributable to each class). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of September 30, 2023, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2024, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the PIMCO High Yield Municipal Bond Fund, PIMCO Municipal Bond Fund, PIMCO New York Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and I-3 Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. For the period ended September 30, 2023, the Funds below waived the following fees (amounts in thousands†):

Fund Name	Waived Fees

PIMCO High Yield Municipal Bond Fund	$7

PIMCO Municipal Bond Fund	1

PIMCO New York Municipal Bond Fund	0

PIMCO Short Duration Municipal Income Fund	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended September 30, 2023, were as follows (amounts in thousands†):

Fund Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO California Intermediate Municipal Bond Fund	$1,146	$0	$0

PIMCO California Short Duration Municipal Income Fund	0	1,146	(163)

PIMCO High Yield Municipal Bond Fund	41,608	37,144	(3,817)

PIMCO Municipal Bond Fund	36,723	31,703	(2,249)

PIMCO National Intermediate Municipal Bond Fund	1,110	1,185	(124)

PIMCO Short Duration Municipal Income Fund	2,156	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

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Notes to Financial Statements	(Cont.)

12. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates when distributed to shareholders). The transaction costs associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2023, were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Fund Name	Purchases	Sales	Purchases	Sales

PIMCO California Intermediate Municipal Bond Fund	$0	$0	$31,383	$9,380

PIMCO California Municipal Bond Fund	0	0	19,881	4,652

PIMCO California Short Duration Municipal Income Fund	0	0	13,830	65,951

PIMCO High Yield Municipal Bond Fund	36,710	0	742,767	376,550

PIMCO Municipal Bond Fund	32,638	0	519,370	327,211

PIMCO National Intermediate Municipal Bond Fund	3,117	0	166,046	41,829

PIMCO New York Municipal Bond Fund	0	0	62,463	30,832

PIMCO Short Duration Municipal Income Fund	0	0	101,200	94,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO California Intermediate Municipal Bond Fund				PIMCO California Municipal Bond Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	4,692	$43,250	9,317	$85,233	906	$9,400	3,830	$39,806

I-2	265	2,446	1,172	10,663	1,715	17,757	2,835	29,072

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	263	2,422	1,297	11,910	780	8,088	1,851	19,144

Class C	2	29	126	1,158	52	540	45	471

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	70	641	122	1,126	84	867	128	1,327

I-2	22	202	42	383	55	567	70	726

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	56	515	105	964	69	715	99	1,029

Class C	4	34	6	54	3	27	4	43

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(1,213)	(11,050)	(15,462)	(143,953)	(801)	(8,285)	(3,527)	(36,866)

I-2	(277)	(2,530)	(1,733)	(15,876)	(365)	(3,791)	(2,295)	(23,531)

I-3	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Class A	(533)	(4,932)	(2,686)	(24,749)	(234)	(2,434)	(1,695)	(17,573)

Class C	(60)	(556)	(118)	(1,089)	(11)	(117)	(113)	(1,178)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	3,291	$30,471	(7,812)	$(74,176)	2,253	$23,334	1,232	$12,470

98	PIMCO TAX-EFFICIENT STRATEGY FUNDS

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	PIMCO California Short Duration Municipal Income Fund				PIMCO High Yield Municipal Bond Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	1,282	$12,237	16,293	$155,717	63,377	$524,858	193,865	$1,619,403

I-2	311	2,972	3,498	33,406	29,872	246,257	73,729	618,923

I-3	N/A	N/A	N/A	N/A	2,447	20,308	3,140	26,638

Class A	95	908	523	5,011	18,809	155,686	38,427	323,139

Class C	N/A	N/A	N/A	N/A	1,349	11,104	1,649	13,774

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	118	1,127	195	1,863	3,748	30,825	6,296	52,709

I-2	35	335	54	517	1,393	11,444	2,185	18,271

I-3	N/A	N/A	N/A	N/A	79	647	56	464

Class A	19	186	30	285	1,798	14,786	3,190	26,703

Class C	N/A	N/A	N/A	N/A	108	892	195	1,632

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(5,764)	(55,193)	(13,537)	(129,404)	(61,284)	(503,890)	(185,833)	(1,572,295)

I-2	(985)	(9,427)	(3,094)	(29,535)	(12,512)	(103,039)	(70,589)	(590,825)

I-3	N/A	N/A	N/A	N/A	(632)	(5,236)	(1,298)	(10,926)

Class A	(269)	(2,570)	(1,030)	(9,805)	(14,104)	(116,567)	(45,236)	(380,543)

Class C	N/A	N/A	N/A	N/A	(931)	(7,688)	(2,384)	(20,077)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	(5,158)	$(49,425)	2,932	$28,055	33,517	$280,387	17,392	$126,990

	PIMCO Municipal Bond Fund				PIMCO National Intermediate Municipal Bond Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	25,987	$238,898	55,846	$515,701	8,877	$90,486	33,565	$337,713

I-2	22,463	207,175	87,438	807,360	2,414	24,482	4,455	45,030

I-3	284	2,601	183	1,685	N/A	N/A	N/A	N/A

Class A	7,855	72,554	27,627	253,884	2,233	22,751	3,569	36,042

Class C	316	2,912	1,202	11,089	34	350	180	1,811

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Issued as reinvestment of distributions

Institutional Class	1,446	13,256	2,216	20,414	613	6,199	616	6,224

I-2	1,267	11,620	1,635	15,038	91	919	113	1,141

I-3	5	50	4	36	N/A	N/A	N/A	N/A

Class A	941	8,636	1,603	14,762	110	1,116	133	1,345

Class C	43	398	76	704	3	34	4	44

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Cost of shares redeemed

Institutional Class	(10,324)	(94,520)	(62,265)	(574,241)	(2,907)	(29,495)	(10,398)	(104,730)

I-2	(13,738)	(126,040)	(66,898)	(615,639)	(1,047)	(10,518)	(3,734)	(37,581)

I-3	(16)	(148)	(65)	(597)	N/A	N/A	N/A	N/A

Class A	(7,759)	(71,412)	(36,014)	(333,462)	(652)	(6,620)	(2,440)	(24,677)

Class C	(533)	(4,916)	(1,788)	(16,522)	(59)	(599)	(141)	(1,429)

Class C-2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Net increase (decrease) resulting from Fund share transactions	28,237	$261,064	10,800	$100,212	9,710	$99,105	25,922	$260,933

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	99

Notes to Financial Statements	(Cont.)

	PIMCO New York Municipal Bond Fund				PIMCO Short Duration Municipal Income Fund

	Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023		Six Months Ended 09/30/2023 (Unaudited)		Year Ended 03/31/2023

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold

Institutional Class	5,022	$53,280	9,868	$104,576	5,978	$49,194	25,115	$206,680

I-2	1,727	18,326	5,216	55,322	3,049	25,120	20,683	170,465

I-3	24	255	55	568	8	69	5	42

Class A	2,853	30,249	4,864	51,315	1,118	9,212	8,076	66,490

Class C	82	880	244	2,596	35	284	167	1,379

Class C-2	N/A	N/A	N/A	N/A	27	222	5	41
Issued as reinvestment of distributions

Institutional Class	247	2,612	421	4,447	317	2,600	472	3,878

I-2	123	1,300	191	2,015	204	1,672	289	2,377

I-3	1	12	1	10	0	1	0	0

Class A	389	4,114	681	7,198	196	1,610	321	2,637

Class C	18	187	30	320	5	44	7	58

Class C-2	N/A	N/A	N/A	N/A	0	1	0	1
Cost of shares redeemed

Institutional Class	(2,003)	(21,265)	(14,144)	(149,355)	(6,391)	(52,539)	(24,759)	(203,425)

I-2	(724)	(7,687)	(5,367)	(56,596)	(3,935)	(32,342)	(20,392)	(168,048)

I-3	(4)	(44)	(13)	(130)	(3)	(24)	(2)	(20)

Class A	(2,545)	(27,060)	(10,646)	(112,485)	(4,481)	(36,902)	(14,340)	(117,968)

Class C	(256)	(2,716)	(440)	(4,658)	(76)	(624)	(238)	(1,956)

Class C-2	N/A	N/A	N/A	N/A	(33)	(269)	(11)	(94)

Net increase (decrease) resulting from Fund share transactions	4,954	$52,443	(9,039)	$(94,857)	(3,982)	$(32,671)	(4,602)	$(37,463)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

14. REGULATORY AND LITIGATION MATTERS

The Funds are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

100	PIMCO TAX-EFFICIENT STRATEGY FUNDS

September 30, 2023	(Unaudited)

As of their last fiscal year ended March 31, 2023, the Funds had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO California Intermediate Municipal Bond Fund	$6,824	$3,791

PIMCO California Municipal Bond Fund	4,319	3,052

PIMCO California Short Duration Municipal Income Fund	5,084	1,186

PIMCO High Yield Municipal Bond Fund	62,317	76,714

PIMCO Municipal Bond Fund	69,937	57,663

PIMCO National Intermediate Municipal Bond Fund	4,309	4,132

PIMCO New York Municipal Bond Fund	14,226	17,080

PIMCO Short Duration Municipal Income Fund	12,530	4,442

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of September 30, 2023, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(1)

PIMCO California Intermediate Municipal Bond Fund	$176,815	$354	$(5,868)	$(5,514)

PIMCO California Municipal Bond Fund	148,503	650	(7,745)	(7,095)

PIMCO California Short Duration Municipal Income Fund	133,760	45	(3,466)	(3,421)

PIMCO High Yield Municipal Bond Fund	3,105,395	26,933	(273,571)	(246,638)

PIMCO Municipal Bond Fund	2,226,094	13,875	(105,354)	(91,479)

PIMCO National Intermediate Municipal Bond Fund	551,596	744	(13,934)	(13,190)

PIMCO New York Municipal Bond Fund	537,011	2,174	(25,497)	(23,323)

PIMCO Short Duration Municipal Income Fund	425,051	301	(9,835)	(9,534)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	101

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

BPS	BNP Paribas S.A.	FICC	Fixed Income Clearing Corporation

Currency Abbreviations:

USD (or $)	United States Dollar

Index/Spread Abbreviations:

MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR3M	Term SOFR 3-Month	US0003M	ICE 3-Month USD LIBOR

SOFRRATE	Secured Overnight Financing Rate	US0001M	ICE 1-Month USD LIBOR

Municipal Bond or Agency Abbreviations:

AGC	Assured Guaranty Corp.	CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.

AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund

BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund

SGI	Syncora Guarantee, Inc.

Other Abbreviations:

BABs	Build America Bonds	TBA	To-Be-Announced

102	PIMCO TAX-EFFICIENT STRATEGY FUNDS

Approval of Investment Advisory Contract and Other Agreements	(Unaudited)

At a meeting held on August 22-23, 2023, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and unanimously approved the renewal of the Amended and Restated Investment Advisory Contract (the “Investment Advisory Contract”) between the Trust, on behalf of the Trust’s series (each, a “Fund” and collectively, the “Funds”), and Pacific Investment Management Company LLC (“PIMCO”), for an additional one-year term through August 31, 2024. The Board also considered and unanimously approved the Third Amended and Restated Supervision and Administration Agreement (the “Supervision and Administration Agreement”) between the Trust, on behalf of the Funds, and PIMCO for an additional one-year term through August 31, 2024. In addition, the Board considered and unanimously approved the renewal of the:

(i)

Amended and Restated Asset Allocation Sub-Advisory Agreement between PIMCO, on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, and Research Affiliates, LLC (“Research Affiliates”); and

(ii)

Amended and Restated Sub-Advisory Agreement between PIMCO, on behalf of PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund, each a series of the Trust, and Research Affiliates

(collectively, the “Sub-Advisory Agreements” and, together with the Investment Advisory Contract and the Supervision and Administration Agreement, the “Agreements”).

Further, the Board considered and unanimously approved the renewal of the investment management agreements between PIMCO and each of the wholly-owned subsidiaries (each, a “Subsidiary” and, collectively, the “Subsidiaries”) of certain of the Funds (collectively, the “Subsidiary Agreements”), each for the same additional one-year term through August 31, 2024.

The information, material factors and conclusions that formed the basis for the Board’s approvals are summarized below.

1. INFORMATION RECEIVED

(a) Materials Reviewed:  During the course of the past year, the Trustees received a wide variety of materials relating to the services provided by PIMCO and Research Affiliates to the Trust. At each of its quarterly meetings, the Board reviewed the Funds’ investment performance and a significant amount of information relating to Fund operations, including shareholder services, valuation and custody, the Funds’ compliance program and other information relating to the nature, extent and quality of services provided by PIMCO and Research

Affiliates to the Trust and each of the Funds, as applicable. In considering whether to approve the renewal of the Agreements and the Subsidiary Agreements, the Board reviewed additional information, including, but not limited to: comparative industry data with regard to investment performance; advisory and supervisory and administrative fees and expenses; financial information for PIMCO, including, where relevant, financial information for Research Affiliates; information regarding the profitability to PIMCO of its relationship with the Funds; information about the personnel providing investment management services, other advisory services and supervisory and administrative services to the Funds; and information about the fees charged and services provided to other clients with similar investment mandates as the Funds, where applicable. In addition, the Board reviewed materials provided by counsel to the Trust and the Independent Trustees (“Counsel”), which included, among other things, a memorandum outlining legal duties of the Board in considering the renewal of the Agreements and the Subsidiary Agreements.

With respect to the Subsidiary Agreements, the Trustees considered that each Fund that has a Subsidiary may utilize its Subsidiary to execute its investment strategy and that PIMCO provides investment advisory and administrative services to the Subsidiaries pursuant to the Subsidiary Agreements in the same manner as it does for such Funds that have Subsidiaries under the Investment Advisory Contract and Supervision and Administration Agreement. The Trustees also considered that, with respect to each Subsidiary, PIMCO does not retain a separate advisory or other fee from the Subsidiary, and that PIMCO’s profitability with respect to each Fund that has a Subsidiary is not positively impacted as a result of the Subsidiary Agreements. The Trustees determined, therefore, that it was appropriate to consider the approval of the Subsidiary Agreements collectively with their consideration of the continuation of the Agreements.

(b) Review Process:  In connection with considering the renewal of the Agreements, the Board reviewed written materials prepared by PIMCO and, where applicable, Research Affiliates in response to requests from Counsel encompassing a wide variety of topics. The Board requested and received assistance and advice regarding, among other things, applicable legal standards from Counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company performance information and fee and expense data. The Board received presentations on matters related to the Agreements and met both as a full Board and in a separate session of the Independent Trustees, without management present, at the August 22-23, 2023 meeting. The Independent Trustees also met via video conference with Counsel on July 25, 2023, and conducted a video conference meeting on August 11, 2023 with management and Counsel to discuss the materials presented and other matters deemed

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	103

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

relevant to their consideration of the renewal of the Agreements. In connection with its review of the Agreements, the Board received comparative information on the performance, the risk-adjusted performance and the fees and expenses of other peer group funds and share classes. The Independent Trustees also requested and received supplemental information, including information regarding Broadridge peer classifications, the expense structure of certain Funds and classes, outflows for certain Funds, Fund performance and profitability.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration and evaluation of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the renewal of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. The discussion below is intended to summarize the broad factors and information that figured prominently in the Board’s consideration of the renewal of the Agreements, but is not intended to summarize all of the factors considered by the Board.

2. NATURE, EXTENT AND QUALITY OF SERVICES

(a) PIMCO, Research Affiliates, their Personnel and Resources:  The Board considered the depth and quality of PIMCO’s investment management process, including, but not limited to: the experience, capability and integrity of its senior management and other personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address changes in the Funds’ asset levels. The Board also considered the various services, in addition to portfolio management, that PIMCO provides under the Investment Advisory Contract. The Board noted that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board also noted PIMCO’s commitment to enhancing and investing in its global infrastructure, technology capabilities, risk management processes and the specialized talent needed for the competitive investment management industry and to strengthen its ability to deliver advisory services under the Investment Advisory Contract. The Board considered PIMCO’s policies, procedures and systems reasonably designed to assure compliance with applicable laws and regulations, including new regulations impacting the Funds, and its commitment to further developing and strengthening these programs; its oversight of matters that may involve conflicts of interest between the Funds’ investments and those of other accounts managed by PIMCO; and its efforts to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Board also considered PIMCO’s continuous investment in its disciplines and personnel, which has enhanced PIMCO’s services to the Funds and has allowed PIMCO to introduce innovative new funds over time and other investment options that have the potential to benefit shareholders. In addition, the Board considered the nature, extent and quality of services provided by PIMCO to the Subsidiaries of certain applicable Funds.

In addition, the Trustees considered new services and service enhancements that PIMCO has implemented, including, but not limited to investing in its cybersecurity program and business continuity functions, including the ongoing development of its own proprietary software and applications to support the Funds. Similarly, the Board considered the asset allocation services provided by Research Affiliates to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by Research Affiliates to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund, and PIMCO RAE Worldwide Long/Short PLUS Fund. The Board further considered PIMCO’s oversight of Research Affiliates in connection with Research Affiliates providing asset allocation and/or sub-advisory services. The Board also considered the depth and quality of Research Affiliates’ investment management and research capabilities, the experience and capabilities of their portfolio management personnel and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services provided or procured by PIMCO under the Agreements and the Subsidiary Agreements and provided by Research Affiliates under the Sub-Advisory Agreements are likely to continue to benefit the Funds and their shareholders, as applicable.

(b) Other Services:  The Board also considered the nature, extent and quality of supervisory and administrative services provided by PIMCO to the Funds under the Supervision and Administration Agreement.

The Board considered the terms of the Supervision and Administration Agreement, under which the Trust pays for the supervisory and administrative services provided pursuant to that agreement under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures certain supervisory and administrative services and bears the costs of various third party services required by the Funds, including, but not limited to, audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board also noted that the scope and complexity, as well as the costs, of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement is expected to continue to increase. The Board considered PIMCO’s provision of supervisory and administrative services and its supervision of the Trust’s third party service providers.

104	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

Ultimately, the Board concluded that the nature, extent and quality of the services provided or procured by PIMCO has benefited, and will likely continue to benefit, the Funds and their shareholders.

3. INVESTMENT PERFORMANCE

The Board reviewed information from PIMCO concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 and other performance data, as available, over short- and long-term periods ended June 30, 2023 (the “PIMCO Report”) and from Broadridge concerning the Funds’ performance, as available, over short- and long-term periods ended March 31, 2023 (the “Broadridge Report”).

The Board considered information regarding both the short- and long-term relative and absolute investment performance of each Fund relative to its Fund peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Broadridge Report. The Trustees reviewed information indicating that classes of each Fund would have substantially similar performance to that of the Institutional Class of the relevant Fund on a relative basis because all of the classes are invested in the same portfolio of investments and that differences in performance among classes could principally be attributed to differences in the supervisory and administrative fees and distribution and/or servicing expenses of each class. The Board noted that, due to differences (such as specific investment strategies or fee structures) between certain of the Funds and their so-called peers in the Broadridge categories, performance comparisons may not be particularly relevant to the consideration of Fund performance, but found the comparative information supported its overall evaluation. The Board also noted that the Broadridge Report incorporated peer classifications from Morningstar for Funds for which it was believed that Morningstar provided a materially improved comparison.

The Trustees noted the Funds (based on Institutional Class performance) that outperformed their respective benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board also noted the amounts of the Funds’ assets (based on Institutional Class performance) that outperformed their relative benchmark indexes on a net-of-fees basis over the one-, three- and five-year periods ended June 30, 2023. The Board reviewed information that showed that a majority of the Funds and the Funds’ assets (based on Institutional Class performance) outperformed their respective Broadridge peer category’s median return over the ten-year periods ended March 31, 2023. The Board considered that, according to the Broadridge Report, the Funds generally performed well versus competitors during the long-term, but that certain Funds had underperformed in comparison to their respective peer groups or benchmark indexes, or both, on a net-of-fees basis over certain short- and long-term periods. With respect to Funds that underperformed to a certain degree over such periods, the Board discussed with PIMCO the reasons for the underperformance of such Funds. The Board also considered actions that have been taken by PIMCO throughout the year to attempt to address underperformance. Depending on the circumstances, the Independent Trustees may be satisfied with a Fund’s performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Board ultimately concluded, within the context of all of its considerations in connection with the Agreements and the Subsidiary Agreements, that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders and merits the approval of the renewal of the Agreements and the Subsidiary Agreements.

4. ADVISORY FEES, SUPERVISORY AND ADMINISTRATIVE FEES AND TOTAL EXPENSES

The Board considered that PIMCO seeks to price new funds and classes at scale at the outset with reference to the total expense ratios of the respective Broadridge median, if available, while providing a premium for innovative investment offerings. PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including, but not limited to, the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the development of products and the provision of services and the competitive marketplace for financial products. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expense ratios of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. The Board also reviewed information relating to the sub-advisory fees paid to Research Affiliates with respect to applicable Funds, taking into account that PIMCO compensates Research Affiliates from the advisory fees paid by such Funds to PIMCO. With respect to advisory fees, the Board reviewed data from the Broadridge Report that compared the average and median advisory fees of other funds in a “Peer Group” of comparable funds, as well as the universe of other similar funds. In addition, the Board considered the expense limitation agreement in place for all of the Funds and fee waivers in place or proposed for certain of the Funds and/or classes, including those implemented in connection with feedback provided by the Board, and also noted the fee waivers in place with respect to the advisory fee and supervisory and administrative fee that might result from investments by applicable Funds in their respective Subsidiaries. The Board also considered that PIMCO reviews the Funds’ fee levels and considers changes where appropriate.

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	105

Approval of Investment Advisory Contract and Other Agreements	(Cont.)

The Board also reviewed data comparing the Funds’ advisory fees to the fee rates PIMCO charged to registered funds (open-end, closed-end and interval), private funds, and non-U.S. registered funds, separate accounts, sub-advised clients, and collective investment trusts with similar investment strategies. In cases where the fees for other clients were lower than those charged to the Funds, the Trustees noted that the differences in fees were attributable to various factors, including, but not limited to, differences in the advisory and other services provided by PIMCO to the Funds, differences in the number or extent of the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, different requirements with respect to liquidity management and the implementation of other regulatory requirements, and the fact that separate accounts may have other contractual arrangements or arrangements across PIMCO strategies that justify different levels of fees. The Board considered that, with respect to collective investment trusts, PIMCO performs fewer or less extensive services because collective investment trusts are generally exempt from SEC regulation and typically involve lower compliance costs; investors in a collective investment trust may receive shareholder services from a trustee bank, rather than PIMCO; collective investment trusts have less regulatory disclosure; and the management structure of collective investment trusts differs from that of Funds. The Trustees also considered that PIMCO faces increased entrepreneurial, legal and regulatory risk in sponsoring and managing mutual funds and ETFs as compared to separate accounts, external sub-advised funds or other investment products. In addition, the Trustees considered that PIMCO may charge certain private funds with similar investment mandates lower fees than the Funds because such private funds are not required to accept daily redemptions or price their assets on a daily basis, generally do not accept small investors with small account balances and operate under a less onerous and proscriptive regulatory regime.

Regarding advisory fees charged by PIMCO in its capacity as sub-adviser to third party/unaffiliated funds, the Trustees took into account that such fees may be lower than the fees charged by PIMCO to serve as adviser to the Funds. The Trustees also took into account that there are various reasons for any such differences in fees, including, but not limited to, the fact that PIMCO may be subject to varying levels of entrepreneurial, legal and regulatory risk and different servicing requirements when PIMCO does not serve as the sponsor of a fund and is not principally responsible for all aspects of a fund’s investment program and operations as compared to when PIMCO serves as investment adviser and sponsor.

The Board considered the Funds’ supervisory and administrative fees, comparing them to similar funds managed by other investment advisers in the Broadridge Report. The Board also considered that, as the Funds’ business has become increasingly complex and the number of Funds has grown over time, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. In addition, the Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee. In return for this unified fee, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, ordinary legal, transfer agency, sub-accounting and printing costs. The Board further considered that many other funds pay for comparable services separately, and thus it is difficult to directly compare the Trust’s unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board also considered that the unified supervisory and administrative fee leads to Fund fees that are fixed over the contract period, rather than variable. The Board noted that, although the unified fee structure does not have breakpoints, it inherently reflects certain economies of scale by fixing the absolute level of Fund fees at competitive levels over the contract period even if the Funds’ operating costs rise when assets remain flat or decrease. Other factors the Board considered in assessing the unified fee include PIMCO’s approach of pricing Funds at scale at inception and reinvesting in other important areas of the business that support the Funds. The Board considered historical advisory and supervisory and administrative fee reductions implemented for different Funds and classes, noting that the unified fee can be increased or decreased in subsequent contractual periods with Board approval and is subject to the periodic reviews discussed above. The Board noted that, with few exceptions, PIMCO has generally maintained Fund fees at the same level as implemented when the unified fee was adopted, and has reduced fees for a number of Funds in prior years. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervision and Administration Agreement represent, in effect, a cap on overall Fund fees during the contractual period, which is beneficial to the Funds and their shareholders.

The Board noted that the majority of the Funds’ total expense ratios continue to be lower than those of the majority of competitor funds. The Board discussed with PIMCO certain Funds and/or classes of Funds that had above median total expense ratios. Upon comparing the Funds’ total expense ratios to other funds in the “Peer Groups” provided by the Broadridge Report where appropriate, the Board found total expense ratios of each Fund to be reasonable.

The Trustees also considered the advisory fees charged to the Funds that operate as funds of funds (the “Funds of Funds”) and the advisory services provided in exchange for such fees. The Trustees determined that such services were in addition to the advisory services provided to the underlying funds in which the Funds of Funds may invest and,

106	PIMCO TAX-EFFICIENT STRATEGY FUNDS

(Unaudited)

therefore, such services were not duplicative of the advisory services provided to the underlying funds. The Board also considered the various fee waiver agreements in place for the Funds of Funds.

Based on the information presented by PIMCO and Research Affiliates, members of the Board determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements and the Subsidiary Agreements, the fees charged by Research Affiliates under the Sub-Advisory Agreements, and the total expense ratios of each Fund are reasonable.

5. ADVISER COSTS, LEVEL OF PROFITS AND ECONOMIES OF SCALE

The Board reviewed information regarding PIMCO’s costs of providing services to, as well as the resulting level of profits from, the Funds. To the extent applicable, the Board also reviewed information regarding the portion of a Fund’s advisory fee retained by PIMCO, following the payment of sub-advisory fees to Research Affiliates, with respect to the Fund. Additionally, the Board discussed PIMCO’s pre- and post-distribution profit margin ranges with respect to the Funds, as compared to the prior year. The Board also noted that it had received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the recruitment and retention of quality personnel. The Board considered PIMCO’s investment in global infrastructure, technology capabilities, risk management processes and qualified personnel to reinforce existing services, offer new services, and accommodate changing regulatory requirements.

The Board considered the existence of any economies of scale and noted that, to the extent that PIMCO achieves economies of scale in managing the Funds, PIMCO shares the benefits of such economies of scale, if any, with the Funds and their shareholders in a number of ways, including investing in portfolio and trade operations management, firm technology, middle and back office support, legal and compliance, and fund administration logistics; senior management supervision, governance and oversight of those services; and through fee reductions or waivers, the pricing of Funds to scale from inception and the enhancement of services provided to the Funds in return for fees paid. In considering the advisory fees paid by the Funds, the Board also reviewed materials indicating that retail investors in the Funds received the benefit of PIMCO’s advisory services at the same advisory fee rates as institutional investors. The Board considered that the Funds’ unified fee rates had been set competitively and/or priced to scale from inception, had been held steady during the contractual period at that scaled competitive rate for most Funds as assets grew, or as assets declined in the case of some Funds, and continued to be competitive compared with peers. The Board also considered that the unified fee is a transparent means of informing a Fund’s shareholders of the fees associated with the Fund, and that the Fund bears certain expenses that are not covered by the advisory fee or the unified fee. The Board further considered the challenges that arise when managing large funds, which can result in certain “diseconomies” of scale and noted that PIMCO has continued to reinvest in many areas of the business to support the Funds.

The Trustees considered that the unified fee has provided inherent economies of scale because a Fund maintains competitive fixed fees over the annual contract period even if the particular Fund’s assets decline and/or operating costs rise. The Trustees also reviewed materials indicating that, unlike the Funds’ unified fee structure, funds with “pass through” administrative fee structures may experience increased expense ratios when fixed dollar fees are charged against declining fund assets. The Trustees reviewed materials indicating, for example, that the PIMCO Total Return Fund, which experienced significant outflows during certain years, could have seen increases in effective fee rates and total expense ratios if its fee schedule had featured breakpoints or if it did not have a unified fee structure. In addition, the Trustees considered that the unified fee protects shareholders from a rise in administrative and operating costs that may result from, among other things, PIMCO’s investments in various business enhancements and infrastructure, including those referenced above. The Trustees noted that PIMCO’s investments in these areas are extensive.

The Board concluded that the Funds’ cost structures were reasonable and that PIMCO is appropriately sharing economies of scale, if any, through the Funds’ unified fee structure, generally pricing Funds to scale at inception and reinvesting in its business to provide enhanced and expanded services to the Funds and their shareholders.

6. ANCILLARY BENEFITS

The Board considered other benefits realized by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust. Such benefits may include possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Trust or third party service providers’ relationship-level fee concessions, which decrease fees paid by PIMCO. The Board also considered that affiliates of PIMCO provide distribution and/or shareholder services to the Funds and their shareholders, for which they may be compensated through distribution and servicing fees paid pursuant to the Funds’ Rule 12b-1 plans or otherwise, such as through all or portions of the sales charges on Class A or Class C shares of the Funds, as applicable. In addition, the Board considered that PIMCO may benefit indirectly from its use of the HUB technology platform, a joint venture between PIMCO, Man Group, S&P Global, Microsoft and State Street. The Board noted that while PIMCO has the authority to

SEMIANNUAL REPORT	|	SEPTEMBER 30, 2023	107

Approval of Investment Advisory Contract and Other Agreements	(Cont.)	(Unaudited)

receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to enter into contractual soft dollar arrangements.

7. CONCLUSIONS

Based on their review, including their comprehensive consideration and evaluation of each of the broad factors and information summarized above, the Independent Trustees and the Board as a whole concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and Research Affiliates supported the renewal of the Agreements and the Subsidiary Agreements. The Independent Trustees and the Board as a whole concluded that the Agreements and the Subsidiary Agreements continued to be fair and reasonable to the Funds and their shareholders, that the fees charged to under the Investment Advisory Contract, Supervision and Administration Agreement and the Subsidiary Agreements, as well as the fees charged to Research Affiliates by PIMCO under the Sub-Advisory Agreements on behalf of the Funds were fair and reasonable in light of the services provided, and that the renewal of the Agreements and the Subsidiary Agreements was in the best interests of the Funds and their shareholders.

108	PIMCO TAX-EFFICIENT STRATEGY FUNDS

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank and Trust Company

1100 Main Street, Suite 400

Kansas City, MO 64105

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

Institutional Class, I-2, I-3, Administrative Class, Class M

430 W 7th Street STE 219024

Kansas City, MO 64105-1407

SS&C Global Investor & Distribution Solutions, Inc.

Class A, Class C, Class C-2, Class R

430 W 7th Street STE 219294

Kansas City, MO 64105-1407

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Funds listed on the Report cover.

PF4009SAR_093023

Item 2.	Code of Ethics.

The information required by this Item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this Item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this Item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this Item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 is included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics is not applicable for semiannual reports.

(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	There was no change in the registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric D. Johnson
Eric D. Johnson
President (Principal Executive Officer)

Date:	November 30, 2023

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date:	November 30, 2023